UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Robin S. Yonis

Vice President, General Counsel and Assistant Secretary of Pacific Select Fund

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony Zacharski, Esq

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: January 1, 2019-June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

June 30, 2019

Semi-Annual Report

PACIFIC SELECT FUND

TABLE OF CONTENTS

PACIFIC SELECT FUND

Beginning January 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of Pacific Select Fund shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from Pacific Select Fund or from your financial intermediary (Pacific Life Insurance Company or Pacific Life & Annuity Company). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Pacific Select Fund electronically by contacting Pacific Select Fund or Pacific Life/PL&A using one of the methods listed in the Where To Go For More Information section.

You may elect to receive all future reports in paper free of charge. You can inform Pacific Select Fund or Pacific Life/PL&A that you wish to continue receiving paper copies by contacting Pacific Select Fund using one of the methods listed in the Where To Go For More Information section. Your election to receive reports in paper will apply to all communications received for all Funds held with Pacific Select Fund.

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 46.0%

Communications - 3.3%

AT&T Inc 5.250% due 03/01/37	$3,250,000	$3,649,774
Charter Communications Operating LLC 5.750% due 04/01/48	1,500,000	1,660,635
Discovery Communications LLC 5.300% due 05/15/49	1,000,000	1,076,193
Fox Corp
4.709% due 01/25/29 ~	1,900,000	2,121,335
5.576% due 01/25/49 ~	1,200,000	1,464,834
Sprint Communications Inc 6.000% due 11/15/22	5,000,000	5,225,000
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	1,642,500	1,646,606
Verizon Communications Inc 3.618% (USD LIBOR + 1.100%) due 05/15/25 §	2,000,000	2,027,375

		18,871,752

Consumer, Cyclical - 7.1%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	2,397,464	2,525,848
Alimentation Couche-Tard Inc (Canada) 4.500% due 07/26/47 ~	1,500,000	1,510,910
American Airlines Pass-Through Trust ‘AA’
3.575% due 07/15/29	2,201,558	2,287,851
3.600% due 03/22/29	1,630,051	1,687,918
American Airlines Pass-Through Trust ‘B’ 4.375% due 04/01/24	607,202	620,531
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 12/20/25 ~	1,500,030	1,590,782
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	1,447,111	1,514,691
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	339,480	358,254
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	2,000,000	2,125,000
Ford Motor Credit Co LLC 5.584% due 03/18/24	900,000	964,635
General Motors Co 5.000% due 10/01/28	3,000,000	3,153,428
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 07/15/27	1,086,274	1,107,565
Hilton Domestic Operating Co Inc 4.875% due 01/15/30 ~	1,000,000	1,034,167
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	1,500,000	1,544,550
Lennar Corp 6.250% due 12/15/21	2,000,000	2,117,500
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	1,000,000	1,058,750
Nordstrom Inc 5.000% due 01/15/44	1,500,000	1,400,443
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	2,000,000	2,035,000
Target Corp 3.375% due 04/15/29	3,000,000	3,183,606
United Airlines Pass-Through Trust ‘B’
3.650% due 04/07/27	1,045,833	1,049,818
4.750% due 10/11/23	1,903,922	1,963,324
United Airlines Pass-Through Trust ‘AA’ 4.150% due 02/25/33	1,500,000	1,611,792

	Principal Amount	Value
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	$1,244,056	$1,346,232
Walmart Inc 3.050% due 07/08/26	2,500,000	2,614,424

		40,407,019

Consumer, Non-Cyclical - 5.4%

Anheuser-Busch InBev Worldwide Inc (Belgium) 5.450% due 01/23/39	7,500,000	8,924,775
Bausch Health Cos Inc 6.500% due 03/15/22 ~	1,000,000	1,037,500
Bristol-Myers Squibb Co 4.125% due 06/15/39 ~	1,250,000	1,356,492
Cigna Corp 4.375% due 10/15/28 ~	3,650,000	3,939,865
Eli Lilly & Co 4.150% due 03/15/59	900,000	988,026
General Mills Inc 2.600% due 10/12/22	2,000,000	2,008,015
GlaxoSmithKline Capital PLC (United Kingdom) 3.000% due 06/01/24	3,000,000	3,099,775
Keurig Dr Pepper Inc 4.417% due 05/25/25	2,000,000	2,143,990
Mars Inc 3.875% due 04/01/39 ~	1,650,000	1,748,681
MEDNAX Inc 5.250% due 12/01/23 ~	1,000,000	990,000
Takeda Pharmaceutical Co Ltd (Japan) 4.400% due 11/26/23 ~	1,950,000	2,089,822
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	500,000	476,250
Verisk Analytics Inc 4.125% due 03/15/29	1,780,000	1,914,956

		30,718,147

Energy - 4.3%

Andeavor Logistics LP
5.200% due 12/01/47	600,000	636,998
5.250% due 01/15/25	2,000,000	2,116,704
6.875% due 02/15/23	750,000	748,526
Concho Resources Inc 4.300% due 08/15/28	1,400,000	1,511,540
Diamondback Energy Inc 5.375% due 05/31/25	3,500,000	3,683,750
Energy Transfer Operating LP
4.200% due 04/15/27	1,000,000	1,039,600
4.750% due 01/15/26	3,000,000	3,215,729
EQM Midstream Partners LP 6.500% due 07/15/48	1,250,000	1,313,606
EQT Corp 3.900% due 10/01/27	1,000,000	946,161
Kinder Morgan Energy Partners LP
4.300% due 05/01/24	3,000,000	3,190,000
5.000% due 08/15/42	2,150,000	2,273,375
Petroleos Mexicanos (Mexico) 6.350% due 02/12/48	1,400,000	1,207,150
Rockies Express Pipeline LLC 4.950% due 07/15/29 ~	1,000,000	1,036,734
Southwestern Energy Co 6.200% due 01/23/25	1,250,000	1,150,000

		24,069,873

Financial - 15.7%

Bank of America Corp
4.183% due 11/25/27	2,500,000	2,654,141
4.200% due 08/26/24	2,000,000	2,127,752
4.250% due 10/22/26	6,000,000	6,413,131

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Boston Properties LP REIT
2.750% due 10/01/26	$1,000,000	$984,871
3.400% due 06/21/29	650,000	664,773
Citigroup Inc
4.400% due 06/10/25	2,250,000	2,403,172
4.600% due 03/09/26	2,400,000	2,597,837
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	1,250,000	1,287,372
Duke Realty LP REIT
3.250% due 06/30/26	1,000,000	1,016,819
3.750% due 12/01/24	2,000,000	2,093,167
Essex Portfolio LP REIT 4.000% due 03/01/29	2,500,000	2,664,270
GLP Capital LP REIT 5.250% due 06/01/25	3,500,000	3,758,650
HCP Inc REIT 3.500% due 07/15/29 #	1,650,000	1,659,171
Healthcare Realty Trust Inc REIT 3.625% due 01/15/28	750,000	757,551
Hudson Pacific Properties LP REIT 3.950% due 11/01/27	500,000	509,225
JPMorgan Chase & Co
3.960% due 01/29/27	1,000,000	1,069,872
4.125% due 12/15/26	5,500,000	5,889,263
Liberty Property LP REIT 4.375% due 02/01/29	600,000	649,645
Life Storage LP REIT 4.000% due 06/15/29	800,000	823,335
MassMutual Global Funding II 3.400% due 03/08/26 ~	2,000,000	2,095,168
Mid-America Apartments LP REIT 3.950% due 03/15/29	4,500,000	4,763,628
Mitsubishi UFJ Financial Group Inc (Japan) 2.665% due 07/25/22	3,250,000	3,269,100
Morgan Stanley
4.431% due 01/23/30	2,000,000	2,215,923
5.000% due 11/24/25	7,000,000	7,750,919
Nuveen LLC 4.000% due 11/01/28 ~	1,100,000	1,207,388
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	2,200,000	2,299,925
Principal Financial Group Inc 3.700% due 05/15/29	750,000	786,160
Springleaf Finance Corp 6.125% due 03/15/24	1,600,000	1,724,000
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	2,000,000	2,166,066
The Goldman Sachs Group Inc 3.500% due 11/16/26	2,000,000	2,050,643
The Howard Hughes Corp 5.375% due 03/15/25 ~	1,750,000	1,816,850
The PNC Financial Services Group Inc 3.500% due 01/23/24	2,400,000	2,528,037
UDR Inc REIT
2.950% due 09/01/26	1,500,000	1,491,969
3.200% due 01/15/30 #	800,000	797,145
Ventas Realty LP REIT 3.500% due 02/01/25	3,500,000	3,624,159
Wells Fargo & Co
4.100% due 06/03/26	2,500,000	2,650,765
4.400% due 06/14/46	2,500,000	2,710,997
Weyerhaeuser Co REIT 4.000% due 11/15/29	2,600,000	2,767,368

		88,740,227

	Principal Amount	Value
Industrial - 3.6%

Allegion US Holding Co Inc 3.550% due 10/01/27	$2,539,000	$2,504,251
Ardagh Packaging Finance PLC (Ireland) 7.250% due 05/15/24 ~	1,900,000	2,009,250
Avolon Holdings Funding Ltd (Ireland) 3.950% due 07/01/24 ~	1,350,000	1,384,871
Masco Corp 7.750% due 08/01/29	950,000	1,193,615
Norbord Inc (Canada) 6.250% due 04/15/23 ~	1,500,000	1,590,000
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	1,500,000	1,543,125
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	1,250,000	1,322,638
Penske Truck Leasing Co LP
3.450% due 07/01/24 ~	900,000	927,623
4.450% due 01/29/26 ~	1,500,000	1,608,944
TransDigm Inc 6.250% due 03/15/26 ~	1,500,000	1,573,125
Waste Connections Inc 3.500% due 05/01/29	2,250,000	2,343,088
Waste Management Inc 3.450% due 06/15/29	900,000	947,359
WRKCo Inc 4.200% due 06/01/32	1,650,000	1,709,691

		20,657,580

Technology - 1.7%

Apple Inc 3.750% due 09/12/47	1,000,000	1,048,123
Broadcom Inc 4.250% due 04/15/26 ~	3,000,000	3,041,769
Fiserv Inc
3.500% due 07/01/29	1,350,000	1,387,228
4.400% due 07/01/49	1,000,000	1,051,273
Lam Research Corp 3.750% due 03/15/26	1,500,000	1,575,545
NXP BV (Netherlands) 3.875% due 06/18/26 ~	1,300,000	1,334,083

		9,438,021

Utilities - 4.9%

Aqua America Inc 3.566% due 05/01/29	900,000	935,580
Avangrid Inc 3.800% due 06/01/29	1,050,000	1,100,319
Dominion Energy Inc 3.071% due 08/15/24	800,000	806,504
DPL Inc 4.350% due 04/15/29 ~	2,500,000	2,534,996
Duke Energy Progress LLC 3.450% due 03/15/29	1,250,000	1,318,331
Edison International 4.125% due 03/15/28	1,000,000	978,360
Electricite de France SA (France) 4.500% due 09/21/28 ~	2,000,000	2,194,176
Exelon Corp 5.100% due 06/15/45	1,000,000	1,151,847
FirstEnergy Corp 4.850% due 07/15/47	1,250,000	1,421,347
IPALCO Enterprises Inc 3.700% due 09/01/24	1,750,000	1,812,285
Jersey Central Power & Light Co 4.300% due 01/15/26 ~	2,300,000	2,470,812
Metropolitan Edison Co 4.300% due 01/15/29 ~	1,000,000	1,092,922
MidAmerican Energy Co 4.250% due 07/15/49	950,000	1,081,660
Nevada Power Co 3.700% due 05/01/29	3,000,000	3,206,216

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	$500,000	$503,125
Oklahoma Gas & Electric Co 3.300% due 03/15/30	1,250,000	1,272,246
Oncor Electric Delivery Co LLC 3.700% due 11/15/28 ~	1,150,000	1,239,261
Public Service Co of Colorado 4.050% due 09/15/49	500,000	551,891
Talen Energy Supply LLC
6.500% due 06/01/25	750,000	631,875
6.625% due 01/15/28 # ~	1,000,000	997,500
Vistra OperationS Co LLC 3.550% due 07/15/24 ~	500,000	503,265

		27,804,518

Total Corporate Bonds & Notes (Cost $248,917,262)		260,707,137

SENIOR LOAN NOTES - 15.7%

Communications - 1.3%

Level 3 Financing Inc Term B 4.652% (USD LIBOR + 2.250%) due 02/22/24 §	3,000,000	2,979,063
Sprint Communications Inc
Term B
4.938% (USD LIBOR + 2.500%) due 02/02/24 §	1,955,000	1,928,934
5.438% (USD LIBOR + 3.000%) due 02/02/24 §	2,487,500	2,468,824

		7,376,821

Consumer, Cyclical - 4.4%

Bass Pro Group LLC Term B 7.402% (USD LIBOR + 5.000%) due 09/25/24 §	986,175	943,947
Caesars Resort Collection LLC Term B 5.152% (USD LIBOR + 2.750%) due 12/22/24 §	2,487,374	2,444,733
ClubCorp Holdings Inc Term B 5.080% (USD LIBOR + 2.750%) due 09/18/24 §	1,468,902	1,362,407
Golden Nugget Inc Term B 5.149% (USD LIBOR + 2.750%) due 10/04/23 §	3,873,198	3,846,268
Hilton Worldwide Finance LLC Term B2 4.154% (USD LIBOR + 1.750%) due 06/22/26 §	4,364,134	4,372,317
Marriott Ownership Resorts Inc Term B 4.652% (USD LIBOR + 2.250%) due 08/29/25 §	3,482,500	3,488,305
New Red Finance Term B3 (Canada) 4.652% (USD LIBOR + 2.250%) due 02/16/24 §	3,696,287	3,676,072
SeaWorld Parks & Entertainment Inc Term B5 5.402% (USD LIBOR + 3.000%) due 03/31/24 §	4,449,645	4,446,384

		24,580,433

Consumer, Non-Cyclical - 1.9%

Albertsons LLC Term B7 5.402% (USD LIBOR + 3.000%) due 11/17/25 §	3,692,036	3,679,180
US Foods Inc Term B 4.402% (USD LIBOR + 2.000%) due 06/27/23 §	4,414,744	4,391,880
Valeant Pharmaceuticals International Inc Term B (Canada) 5.412% (USD LIBOR + 3.000%) due 06/02/25 §	2,795,024	2,796,771

		10,867,831

	Principal Amount	Value
Financial - 1.3%

Hub International Ltd Term B 5.586% (USD LIBOR + 3.000%) due 04/25/25 §	$1,984,975	$1,938,762
MGM Growth Properties Operating Partnership LP Term B 4.402% (USD LIBOR + 2.000%) due 03/21/25 §	997,423	993,059
USI Inc 5.330% (USD LIBOR + 3.000%) due 05/16/24 §	4,446,123	4,343,307

		7,275,128

Industrial - 4.3%

Advanced Disposal Services Inc Term B3 4.635% (USD LIBOR + 2.250%) due 11/10/23 §	4,423,950	4,424,255
Avolon SARL Term B3 4.133% (USD LIBOR + 1.750%) due 01/15/25 §	1,767,194	1,766,580
Berry Global Inc Term Q 4.412% (USD LIBOR + 2.000%) due 10/01/22 §	2,000,000	1,988,942
Flex Acquisition Co Inc 5.440% (USD LIBOR + 3.000%) due 12/29/23 §	2,454,666	2,338,508
GFL Environmental Inc Term B (Canada) 5.402% (USD LIBOR + 3.000%) due 05/30/25 §	4,726,773	4,654,690
Proampac PG Borrower LLC 5.992% (USD LIBOR + 3.500%) due 11/18/23 §	1,233,500	1,184,417
Reynolds Group Holdings Inc 5.152% (USD LIBOR + 2.750%) due 02/05/23 §	4,036,593	4,012,051
TransDigm Inc
Term E
4.830% (USD LIBOR + 2.500%) due 05/30/25 §	959,179	939,225
Term F
4.830% (USD LIBOR + 2.500%) due 06/09/23 §	2,910,588	2,862,153

		24,170,821

Technology - 1.0%

First Data Corp 4.404% (USD LIBOR + 2.000%) due 04/26/24 §	1,000,000	1,000,001
Tempo Acquisition LLC 5.402% (USD LIBOR + 3.000%) due 05/01/24 §	1,482,387	1,477,754
Vertafore Inc 5.652% (USD LIBOR + 3.250%) due 07/02/25 §	3,482,500	3,355,326

		5,833,081

Utilities - 1.5%

Talen Energy Supply LLC Term B due 06/28/26 µ	1,500,000	1,494,375
Term B1 6.402% (USD LIBOR + 4.000%) due 07/15/23 § µ	3,286,847	3,290,956
TEX Operations Co LLC Term B 4.402% (USD LIBOR + 2.000%) due 08/04/23 § µ	3,850,031	3,850,031

		8,635,362

Total Senior Loan Notes (Cost $89,282,898)		88,739,477

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES - 0.8%

Fannie Mae - 0.8%

2.500% due 07/01/34	$4,500,000	$4,529,531

Total Mortgage-Backed Securities (Cost $4,511,953)		4,529,531

ASSET-BACKED SECURITIES - 17.9%

Ally Auto Receivables Trust 2.010% due 03/15/22	2,000,000	1,993,454
AmeriCredit Automobile Receivables Trust
2.240% due 06/19/23	650,000	649,783
2.400% due 05/18/22	900,000	900,545
2.690% due 06/19/23	700,000	703,788
2.710% due 08/18/22	750,000	752,759
2.930% due 06/20/22	3,500,000	3,514,744
2.970% due 11/20/23	1,850,000	1,876,412
3.130% due 02/18/25	950,000	968,138
3.360% due 02/18/25	1,000,000	1,025,080
Apidos CLO XXX (Cayman) 4.201% (USD LIBOR + 1.600%) due 10/18/31 § ~	2,000,000	1,983,549
Buttermilk Park CLO Ltd (Cayman) 3.697% (USD LIBOR + 1.100%) due 10/15/31 § ~	850,000	845,994
Capital Auto Receivables Asset Trust
2.110% due 03/22/21	400,000	399,150
3.090% due 08/22/22 ~	900,000	910,637
Carlyle Global Market Strategies CLO Ltd (Cayman) 4.592% (USD LIBOR + 2.000%) due 04/20/27 § ~	1,550,000	1,554,808
CIFC Funding Ltd CLO (Cayman)
3.462% (USD LIBOR + 0.870%) due 04/19/29 § ~	2,000,000	1,985,000
4.242% (USD LIBOR + 1.650%) due 04/19/29 § ~	1,250,000	1,204,886
Citibank Credit Card Issuance Trust 3.171% (USD LIBOR + 0.770%) due 05/14/29 §	2,000,000	1,995,107
Dryden 33 Senior Loan Fund CLO (Cayman) 4.347% (USD LIBOR + 1.750%) due 04/15/29 § ~	1,000,000	1,001,371
Dryden 55 CLO Ltd (Cayman) 4.497% (USD LIBOR + 1.900%) due 04/15/31 § ~	1,000,000	972,543
Dryden 58 CLO Ltd (Cayman)
4.088% (USD LIBOR + 1.500%) due 07/17/31 § ~	1,000,000	988,742
4.388% (USD LIBOR + 1.800%) due 07/17/31 § ~	1,000,000	963,268
Dryden 61 CLO Ltd (Cayman)
4.238% (USD LIBOR + 1.650%) due 01/17/32 § ~	1,250,000	1,243,614
4.638% (USD LIBOR + 2.050%) due 01/17/32 § ~	1,250,000	1,232,234
Dryden 64 CLO Ltd (Cayman) 3.681% (USD LIBOR + 1.400%) due 04/18/31 § ~	800,000	784,256
Dryden 75 CLO Ltd (Cayman)
4.003% (USD LIBOR + 1.700%) due 07/15/30 § # ~	2,000,000	2,000,000
4.335% (USD LIBOR + 1.800%) due 01/15/29 § ~	1,000,000	996,318
4.985% (USD LIBOR + 2.450%) due 01/15/29 § ~	1,000,000	1,001,810

	Principal Amount	Value
Ford Credit Auto Owner Trust
1.730% due 03/15/22	$400,000	$397,443
2.350% due 04/15/23	1,500,000	1,501,472
3.020% due 10/15/24	2,940,000	3,007,801
3.190% due 07/15/31 ~	3,000,000	3,094,698
Madison Park Funding XXIX CLO Ltd (Cayman) 4.351% (USD LIBOR + 1.750%) due 10/18/30 § ~	1,750,000	1,749,966
Madison Park Funding XXVIII CLO Ltd (Cayman)
4.197% (USD LIBOR + 1.600%) due 07/15/30 § ~	1,400,000	1,394,584
4.447% (USD LIBOR + 1.850%) due 07/15/30 § ~	600,000	585,085
Navient Student Loan Trust
2.794% (USD LIBOR + 0.400%) due 12/15/59 § ~	1,708,029	1,708,493
3.124% (USD LIBOR + 0.720%) due 03/25/67 § ~	1,000,000	998,414
3.390% due 12/15/59 ~	3,000,000	3,099,749
Nelnet Student Loan Trust 2.724% (USD LIBOR + 0.320%) due 05/25/66 § ~	1,239,201	1,239,114
OCP CLO Ltd (Cayman) 3.406% (USD LIBOR + 0.820%) due 10/26/27 § ~	1,000,000	998,172
Octagon Investment Partners 25 Ltd CLO (Cayman) 3.792% (USD LIBOR + 1.200%) due 10/20/26 § ~	1,000,000	982,682
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	2,400,000	2,395,756
Regatta X Funding Ltd CLO (Cayman) 3.708% (USD LIBOR + 1.120%) due 01/17/31 § ~	2,000,000	1,991,053
Regatta XIV Funding Ltd (Cayman) 3.770% (USD LIBOR + 1.190%) due 10/25/31 § ~	1,700,000	1,694,902
Santander Drive Auto Receivables Trust
2.630% due 07/15/22	1,150,000	1,151,788
2.660% due 11/15/21	303,878	304,145
2.960% due 03/15/24	900,000	904,780
3.350% due 07/17/23	3,245,000	3,276,712
3.510% due 08/15/23	2,500,000	2,532,901
SLC Student Loan Trust
2.510% (USD LIBOR + 0.100%) due 09/15/26 §	1,333,009	1,330,480
2.520% (USD LIBOR + 0.110%) due 03/15/27 §	3,138,169	3,130,967
2.618% (USD LIBOR + 0.100%) due 02/15/25 §	773,299	772,456
SLM Private Credit Student Loan Trust 2.700% (USD LIBOR + 0.290%) due 06/15/39 §	1,537,381	1,494,756
SLM Private Education Loan Trust 1.850% due 06/17/30 ~	1,252,748	1,251,189
SLM Student Loan Trust
3.130% (USD LIBOR + 0.550%) due 04/27/26 § ~	1,236,072	1,237,228
3.130% (USD LIBOR + 0.550%) due 10/25/64 § ~	2,000,000	1,974,232
SMB Private Education Loan Trust
2.340% due 09/15/34 ~	796,026	791,906
2.694% (USD LIBOR + 0.300%) due 09/15/25 § ~	913,305	913,426
2.700% due 05/15/31 ~	1,025,892	1,033,280
2.744% (USD LIBOR + 0.350%) due 02/16/26 § ~	3,039,555	3,039,471
2.820% due 10/15/35 ~	2,100,000	2,119,960

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
2.880% due 09/15/34 ~	$2,204,818	$2,232,215
3.440% due 07/15/36 ~	1,850,000	1,920,280
3.500% due 02/15/36 ~	1,200,000	1,245,691
3.600% due 01/15/37 ~	1,444,000	1,516,287
3.630% due 11/15/35 ~	1,100,000	1,151,637
Tiaa CLO III Ltd (Cayman) 3.751% (USD LIBOR + 1.150%) due 01/16/31 § ~	1,834,000	1,829,267
Verizon Owner Trust 1.680% due 05/20/21 ~	967,610	965,857
Voya CLO Ltd (Cayman) 3.822% (USD LIBOR + 1.230%) due 07/20/30 § ~	2,000,000	2,002,840

Total Asset-Backed Securities (Cost $100,860,577)		101,411,125

U.S. TREASURY OBLIGATIONS - 17.1%

U.S. Treasury Bonds - 6.4%

2.250% due 08/15/46	1,950,000	1,840,198
2.500% due 02/15/46	7,500,000	7,452,246
2.500% due 05/15/46	1,750,000	1,737,969
2.750% due 11/15/47	5,000,000	5,212,402
2.875% due 11/15/46	1,500,000	1,603,447
3.000% due 11/15/44	5,000,000	5,457,422
3.000% due 02/15/48	5,750,000	6,290,859
3.375% due 11/15/48	6,000,000	7,054,102

		36,648,645

U.S. Treasury Notes - 10.7%

1.625% due 05/15/26	9,000,000	8,853,574
2.250% due 02/15/27	1,000,000	1,024,336
2.375% due 05/15/29	1,000,000	1,032,949
2.500% due 02/28/26	1,250,000	1,299,561
2.625% due 12/31/25	11,800,000	12,352,895
2.625% due 02/15/29	3,700,000	3,900,104
2.875% due 08/15/28	10,000,000	10,742,187
3.125% due 11/15/28	19,400,000	21,270,281

		60,475,887

Total U.S. Treasury Obligations (Cost $90,873,156)		97,124,532

FOREIGN GOVERNMENT BONDS & NOTES - 1.5%

Chile Government (Chile) 2.250% due 10/30/22	1,000,000	1,004,250

	Principal Amount	Value
Export-Import Bank of Korea (South Korea) 2.250% due 01/21/20	$1,000,000	$1,000,035
Mexico Government (Mexico)
3.750% due 01/11/28	1,000,000	1,020,500
4.500% due 04/22/29	1,600,000	1,716,800
Province of British Columbia Canada (Canada) 2.000% due 10/23/22	1,500,000	1,504,260
Province of Ontario Canada (Canada) 1.875% due 05/21/20	2,000,000	1,995,570

Total Foreign Government Bonds & Notes (Cost $8,074,139)		8,241,415

SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $8,493,943; collateralized by U.S. Treasury Notes: 1.875% due 03/31/22 and value $8,664,750)	8,493,589	8,493,589

Total Short-Term Investment (Cost $8,493,589)		8,493,589

TOTAL INVESTMENTS - 100.5% (Cost $551,013,574)		569,246,806

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(2,795,476)

NET ASSETS - 100.0%		$566,451,330

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	46.0%
Asset-Backed Securities	17.9%
U.S. Treasury Obligations	17.1%
Senior Loan Notes	15.7%
Others (each less than 3.0%)	3.8%

	100.5%
Other Assets & Liabilities, Net	(0.5%	)

	100.0%

b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$260,707,137	$-	$260,707,137	$-
	Senior Loan Notes	88,739,477	-	88,739,477	-
	Mortgage-Backed Securities	4,529,531	-	4,529,531	-
	Asset-Backed Securities	101,411,125	-	101,411,125	-
	U.S. Treasury Obligations	97,124,532	-	97,124,532	-
	Foreign Government Bonds & Notes	8,241,415	-	8,241,415	-
	Short-Term Investment	8,493,589	-	8,493,589	-

	Total	$569,246,806	$-	$569,246,806	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%

Financial - 0.1%

Citigroup Capital XIII 8.953% (USD LIBOR + 6.370%) due 10/30/40 §	47,050	$1,298,110
GMAC Capital Trust I 8.303% (USD LIBOR + 5.785%) due 02/15/40 §	149,256	3,900,059

		5,198,169

Total Preferred Stocks (Cost $4,909,083)		5,198,169

	Principal Amount

CORPORATE BONDS & NOTES - 36.5%

Basic Materials - 1.7%

Alcoa Nederland Holding BV
6.125% due 05/15/28 ~	$260,000	272,350
6.750% due 09/30/24 ~	1,410,000	1,496,363
7.000% due 09/30/26 ~	920,000	992,450
Anglo American Capital PLC (South Africa)
3.625% due 09/11/24 ~	500,000	510,837
3.750% due 04/10/22 ~	2,830,000	2,893,643
4.000% due 09/11/27 ~	1,080,000	1,084,661
4.750% due 04/10/27 ~	2,990,000	3,168,449
ArcelorMittal (Luxembourg)
4.550% due 03/11/26	1,350,000	1,427,304
6.250% due 02/25/22	740,000	803,117
7.000% due 10/15/39	740,000	878,761
Barrick Gold Corp (Canada) 5.250% due 04/01/42	340,000	399,455
Barrick North America Finance LLC (Canada)
5.700% due 05/30/41	1,983,000	2,373,593
5.750% due 05/01/43	1,500,000	1,875,573
BHP Billiton Finance USA Ltd (Australia)
2.875% due 02/24/22	214,000	217,815
5.000% due 09/30/43	1,220,000	1,525,128
6.750% due 10/19/75 ~	4,750,000	5,426,970
Equate Petrochemical BV (Kuwait) 4.250% due 11/03/26 ~	3,290,000	3,454,993
First Quantum Minerals Ltd (Zambia) 7.250% due 05/15/22 ~	2,000,000	1,990,000
Freeport-McMoRan Inc
3.550% due 03/01/22	100,000	100,375
3.875% due 03/15/23	40,000	40,100
4.000% due 11/14/21	90,000	91,913
4.550% due 11/14/24	120,000	122,970
5.450% due 03/15/43	3,970,000	3,652,400
Glencore Funding LLC (Switzerland)
2.875% due 04/16/20 ~	560,000	563,030
4.000% due 03/27/27 ~	4,880,000	4,930,094
4.125% due 05/30/23 ~	130,000	135,250
4.125% due 03/12/24 ~	7,010,000	7,279,671
4.625% due 04/29/24 ~	2,000,000	2,116,042
LyondellBasell Industries NV 6.000% due 11/15/21	490,000	525,411
Nutrien Ltd (Canada) 4.875% due 03/30/20	640,000	651,054
OCP SA (Morocco) 4.500% due 10/22/25 ~	3,660,000	3,759,662
Resolute Forest Products Inc 5.875% due 05/15/23	2,280,000	2,302,800

	Principal Amount	Value
Southern Copper Corp (Peru)
5.250% due 11/08/42	$8,730,000	$9,597,306
6.750% due 04/16/40	600,000	757,315
Syngenta Finance NV (Switzerland) 3.933% due 04/23/21 ~	2,590,000	2,637,205
Teck Resources Ltd (Canada) 6.000% due 08/15/40	90,000	98,015
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	1,193,000	1,439,056
Yamana Gold Inc (Brazil) 4.625% due 12/15/27	1,810,000	1,851,117

		73,442,248

Communications - 3.6%

Altice France SA (France) 7.375% due 05/01/26 ~	3,850,000	3,955,875
Amazon.com Inc
3.150% due 08/22/27	2,710,000	2,849,868
3.875% due 08/22/37	1,310,000	1,446,174
4.050% due 08/22/47	2,720,000	3,078,632
4.950% due 12/05/44	190,000	239,001
America Movil SAB de CV (Mexico) 5.000% due 03/30/20	970,000	988,501
AT&T Inc
3.000% due 02/15/22	260,000	264,178
3.400% due 05/15/25	9,480,000	9,748,154
4.350% due 06/15/45	2,875,000	2,866,584
4.450% due 05/15/21	390,000	404,825
4.500% due 03/09/48	1,720,000	1,764,992
6.250% due 03/29/41	450,000	547,871
CCO Holdings LLC
5.000% due 02/01/28 ~	940,000	962,278
5.125% due 05/01/27 ~	1,350,000	1,401,111
5.250% due 09/30/22	120,000	122,037
CenturyLink Inc 6.150% due 09/15/19	987,000	993,909
Charter Communications Operating LLC
3.579% due 07/23/20	1,970,000	1,987,765
4.200% due 03/15/28	6,530,000	6,786,106
5.050% due 03/30/29	4,790,000	5,281,483
5.375% due 04/01/38	2,870,000	3,075,704
5.750% due 04/01/48	2,070,000	2,291,676
6.384% due 10/23/35	530,000	622,854
6.484% due 10/23/45	650,000	766,253
6.834% due 10/23/55	370,000	439,650
Comcast Corp
3.150% due 03/01/26	420,000	434,217
3.950% due 10/15/25	4,600,000	4,963,861
4.150% due 10/15/28	8,990,000	9,917,150
4.250% due 10/15/30	2,390,000	2,664,275
4.700% due 10/15/48	2,940,000	3,450,197
5.150% due 03/01/20	1,658,000	1,687,828
5.650% due 06/15/35	290,000	362,003
6.500% due 11/15/35	1,530,000	2,074,431
CommScope Technologies LLC 5.000% due 03/15/27 ~	650,000	568,750
CSC Holdings LLC 5.375% due 07/15/23 ~	5,240,000	5,397,200
Deutsche Telekom International Finance BV (Germany) 2.820% due 01/19/22 ~	710,000	716,487
DISH DBS Corp
5.875% due 11/15/24	4,686,000	4,451,700
7.750% due 07/01/26	840,000	825,300
Fox Corp
4.030% due 01/25/24 ~	1,090,000	1,159,627
4.709% due 01/25/29 ~	1,980,000	2,210,654
5.476% due 01/25/39 ~	1,450,000	1,713,479
5.576% due 01/25/49 ~	2,580,000	3,149,394

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Myriad International Holdings BV (South Africa) 4.850% due 07/06/27 ~	$4,500,000	$4,818,803
NBCUniversal Media LLC
4.375% due 04/01/21	680,000	705,223
5.950% due 04/01/41	310,000	407,347
Netflix Inc 5.375% due 02/01/21	380,000	393,775
Sprint Capital Corp 8.750% due 03/15/32	200,000	232,000
Sprint Corp
7.250% due 09/15/21	910,000	969,150
7.625% due 02/15/25	910,000	970,287
7.875% due 09/15/23	130,000	141,700
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	450,000	451,125
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	680,000	706,350
Telefonica Emisiones SA (Spain)
4.103% due 03/08/27	3,470,000	3,687,957
5.134% due 04/27/20	2,020,000	2,061,526
5.520% due 03/01/49	1,500,000	1,737,722
5.877% due 07/15/19	350,000	350,410
Time Warner Cable LLC
5.500% due 09/01/41	250,000	262,372
5.875% due 11/15/40	1,470,000	1,591,665
6.750% due 06/15/39	1,050,000	1,219,083
7.300% due 07/01/38	1,620,000	1,967,278
Time Warner Entertainment Co LP 8.375% due 07/15/33	990,000	1,334,280
UPCB Finance IV Ltd (Netherlands) 5.375% due 01/15/25 ~	940,000	968,491
Verizon Communications Inc
2.625% due 08/15/26	2,770,000	2,753,274
3.376% due 02/15/25	2,938,000	3,067,928
3.500% due 11/01/24	410,000	431,094
3.850% due 11/01/42	730,000	746,601
3.875% due 02/08/29	530,000	568,694
4.125% due 03/16/27	286,000	311,598
4.329% due 09/21/28	5,180,000	5,733,065
4.400% due 11/01/34	1,750,000	1,941,603
4.500% due 08/10/33	5,860,000	6,602,771
4.522% due 09/15/48	1,450,000	1,621,957
5.500% due 03/16/47	250,000	316,152
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	200,000	207,750
Vodafone Group PLC (United Kingdom)
4.375% due 05/30/28	5,970,000	6,453,003
5.250% due 05/30/48	1,500,000	1,660,950

		156,025,018

Consumer, Cyclical - 1.2%

American Axle & Manufacturing Inc 6.625% due 10/15/22	1,015,000	1,035,300
Beacon Roofing Supply Inc 4.875% due 11/01/25 ~	1,730,000	1,719,187
BMW US Capital LLC (Germany) 1.850% due 09/15/21 ~	440,000	435,520
Daimler Finance North America LLC (Germany) 2.450% due 05/18/20 ~	380,000	379,891
Ford Motor Co 4.750% due 01/15/43	480,000	418,592
Ford Motor Credit Co LLC
2.459% due 03/27/20	200,000	199,447
3.200% due 01/15/21	1,250,000	1,254,005
3.664% due 09/08/24	270,000	267,036
5.750% due 02/01/21	1,070,000	1,114,244
8.125% due 01/15/20	1,570,000	1,614,625

	Principal Amount	Value
General Motors Co
5.150% due 04/01/38	$440,000	$435,179
5.950% due 04/01/49	1,450,000	1,525,243
6.250% due 10/02/43	570,000	607,113
General Motors Financial Co Inc
2.450% due 11/06/20	800,000	797,375
3.450% due 04/10/22	720,000	730,512
4.250% due 05/15/23	1,250,000	1,292,739
4.350% due 01/17/27	520,000	529,937
4.375% due 09/25/21	180,000	185,857
Hanesbrands Inc
4.625% due 05/15/24 ~	2,170,000	2,263,744
4.875% due 05/15/26 ~	690,000	719,249
Hilton Domestic Operating Co Inc 5.125% due 05/01/26	430,000	449,887
Hilton Worldwide Finance LLC
4.625% due 04/01/25	70,000	71,838
4.875% due 04/01/27	2,050,000	2,126,260
Lennar Corp
4.500% due 04/30/24	1,160,000	1,222,350
4.750% due 05/30/25	200,000	212,750
4.750% due 11/29/27	2,150,000	2,273,625
5.000% due 06/15/27	130,000	137,150
McDonald’s Corp
3.500% due 03/01/27	1,160,000	1,218,749
3.700% due 01/30/26	2,560,000	2,722,603
3.800% due 04/01/28	740,000	794,866
MGM Resorts International 6.625% due 12/15/21	800,000	866,000
NCL Corp Ltd 4.750% due 12/15/21 ~	2,325,000	2,362,781
New Red Finance Inc (Canada) 4.250% due 05/15/24 ~	3,260,000	3,304,825
Newell Brands Inc
3.850% due 04/01/23	1,500,000	1,523,386
4.200% due 04/01/26	1,020,000	1,014,213
QVC Inc 5.950% due 03/15/43	100,000	95,997
Sands China Ltd (Macau)
4.600% due 08/08/23	4,200,000	4,421,017
5.125% due 08/08/25	1,840,000	1,976,933
5.400% due 08/08/28	620,000	674,599
Toll Brothers Finance Corp 4.375% due 04/15/23	770,000	799,837
VOC Escrow Ltd 5.000% due 02/15/28 ~	1,320,000	1,344,750
Walmart Inc 3.700% due 06/26/28	4,540,000	4,959,553

		52,098,764

Consumer, Non-Cyclical - 6.4%

Abbott Laboratories
3.750% due 11/30/26	1,845,000	1,995,631
4.750% due 11/30/36	1,700,000	2,017,588
4.900% due 11/30/46	1,560,000	1,924,168
AbbVie Inc 3.600% due 05/14/25	1,600,000	1,656,319
Aetna Inc 2.800% due 06/15/23	540,000	543,406
Allergan Funding SCS
3.450% due 03/15/22	1,420,000	1,449,938
3.800% due 03/15/25	2,080,000	2,159,009
Altria Group Inc
3.490% due 02/14/22	850,000	874,207
3.800% due 02/14/24	1,260,000	1,313,762
4.400% due 02/14/26	5,780,000	6,183,487
4.750% due 05/05/21	2,980,000	3,104,192
4.800% due 02/14/29	2,560,000	2,763,506
5.800% due 02/14/39	2,100,000	2,361,728
5.950% due 02/14/49	3,810,000	4,338,929

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
6.200% due 02/14/59	$680,000	$775,244
9.250% due 08/06/19	3,330,000	3,350,961
Amgen Inc
2.125% due 05/01/20	420,000	418,905
3.625% due 05/22/24	590,000	620,168
4.663% due 06/15/51	289,000	316,678
Anheuser-Busch Cos LLC (Belgium)
3.650% due 02/01/26	1,450,000	1,526,318
4.900% due 02/01/46	4,780,000	5,320,926
Anheuser-Busch InBev Finance Inc (Belgium)
2.650% due 02/01/21	1,231,000	1,237,835
3.300% due 02/01/23	5,025,000	5,187,557
Anheuser-Busch InBev Worldwide Inc (Belgium)
2.500% due 07/15/22	2,790,000	2,812,610
4.000% due 04/13/28	1,160,000	1,250,235
4.150% due 01/23/25	3,720,000	4,028,447
4.750% due 01/23/29	9,920,000	11,246,026
5.550% due 01/23/49	2,000,000	2,442,228
Anthem Inc
2.950% due 12/01/22	490,000	497,135
3.125% due 05/15/22	3,300,000	3,360,458
3.350% due 12/01/24	560,000	579,418
3.650% due 12/01/27	2,280,000	2,370,539
3.700% due 08/15/21	220,000	225,075
BAT Capital Corp (United Kingdom)
3.557% due 08/15/27	9,180,000	9,143,379
4.540% due 08/15/47	5,450,000	5,058,231
Bausch Health Americas Inc 9.250% due 04/01/26 ~	670,000	751,271
Bausch Health Cos Inc 9.000% due 12/15/25 ~	880,000	986,524
Becton Dickinson & Co
3.363% due 06/06/24	4,810,000	4,969,830
3.734% due 12/15/24	993,000	1,041,758
4.685% due 12/15/44	813,000	905,660
Bristol-Myers Squibb Co
2.600% due 05/16/22 ~	2,260,000	2,293,427
2.900% due 07/26/24 ~	4,520,000	4,622,217
3.200% due 06/15/26 ~	3,290,000	3,416,337
3.400% due 07/26/29 ~	1,530,000	1,601,594
Cardinal Health Inc 2.616% due 06/15/22	630,000	633,452
Celgene Corp
2.250% due 08/15/21	1,680,000	1,674,109
3.550% due 08/15/22	910,000	942,196
3.625% due 05/15/24	500,000	525,056
3.875% due 08/15/25	1,440,000	1,543,744
5.000% due 08/15/45	2,660,000	3,157,763
5.250% due 08/15/43	320,000	384,124
Centene Corp
4.750% due 05/15/22	660,000	676,500
4.750% due 01/15/25	590,000	610,479
5.375% due 06/01/26 ~	190,000	200,213
5.625% due 02/15/21	340,000	346,800
6.125% due 02/15/24	1,270,000	1,331,912
Cigna Corp
3.400% due 09/17/21 ~	1,310,000	1,335,569
3.750% due 07/15/23 ~	4,490,000	4,675,356
4.125% due 11/15/25 ~	1,010,000	1,073,490
4.375% due 10/15/28 ~	6,210,000	6,703,167
4.900% due 12/15/48 ~	1,000,000	1,089,109
CommonSpirit Health 4.350% due 11/01/42	420,000	422,620
Constellation Brands Inc 4.250% due 05/01/23	590,000	627,959
Cott Holdings Inc (Canada) 5.500% due 04/01/25 ~	1,530,000	1,564,425

	Principal Amount	Value
CVS Health Corp
2.750% due 12/01/22	$2,160,000	$2,167,872
3.350% due 03/09/21	1,210,000	1,226,780
3.700% due 03/09/23	1,930,000	1,993,768
3.875% due 07/20/25	1,278,000	1,335,608
4.100% due 03/25/25	3,680,000	3,881,789
4.300% due 03/25/28	15,970,000	16,845,628
5.050% due 03/25/48	4,980,000	5,304,704
5.125% due 07/20/45	1,440,000	1,538,052
CVS Pass-Through Trust
5.298% due 01/11/27 ~	490,515	522,734
6.036% due 12/10/28	2,452,539	2,746,369
Danone SA (France)
2.077% due 11/02/21 ~	2,540,000	2,523,526
2.589% due 11/02/23 ~	4,030,000	4,053,142
DaVita Inc 5.000% due 05/01/25	30,000	29,730
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	3,620,000	3,685,605
DP World PLC (United Arab Emirates) 5.625% due 09/25/48 ~	3,360,000	3,733,461
Eli Lilly & Co 3.100% due 05/15/27	500,000	522,487
Fresenius Medical Care US Finance II Inc (Germany)
4.125% due 10/15/20 ~	1,080,000	1,095,093
5.875% due 01/31/22 ~	1,160,000	1,239,442
Gilead Sciences Inc
2.550% due 09/01/20	530,000	531,437
3.650% due 03/01/26	1,660,000	1,757,195
4.750% due 03/01/46	2,400,000	2,727,720
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	1,520,000	1,545,648
HCA Inc
4.500% due 02/15/27	110,000	117,488
4.750% due 05/01/23	720,000	768,072
5.000% due 03/15/24	1,333,000	1,453,092
5.250% due 06/15/26	180,000	199,502
5.375% due 09/01/26	660,000	712,800
5.500% due 06/15/47	640,000	684,066
5.625% due 09/01/28	130,000	141,050
5.875% due 05/01/23	827,000	901,331
5.875% due 02/15/26	320,000	354,400
Humana Inc
3.150% due 12/01/22	970,000	990,510
3.950% due 03/15/27	2,781,000	2,890,407
4.625% due 12/01/42	1,090,000	1,157,211
4.800% due 03/15/47	130,000	141,806
4.950% due 10/01/44	610,000	675,568
Johnson & Johnson 3.625% due 03/03/37	3,810,000	4,080,780
Kraft Heinz Foods Co
3.000% due 06/01/26	1,910,000	1,859,521
3.500% due 06/06/22	20,000	20,538
3.500% due 07/15/22	800,000	818,864
3.950% due 07/15/25	630,000	655,877
4.000% due 06/15/23	150,000	156,989
5.375% due 02/10/20	1,219,000	1,239,254
Lamb Weston Holdings Inc 4.875% due 11/01/26 ~	1,410,000	1,473,450
Mars Inc
2.700% due 04/01/25 ~	1,590,000	1,622,576
3.200% due 04/01/30 ~	850,000	883,484
Medtronic Global Holdings SCA 3.350% due 04/01/27	2,610,000	2,774,726
Medtronic Inc
3.125% due 03/15/22	430,000	441,979
3.500% due 03/15/25	4,280,000	4,540,044

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Merck & Co Inc 2.750% due 02/10/25	$1,510,000	$1,555,422
Molson Coors Brewing Co 3.500% due 05/01/22	500,000	513,338
Pernod Ricard SA (France) 4.450% due 01/15/22 ~	3,840,000	4,018,368
Philip Morris International Inc
1.875% due 11/01/19	3,730,000	3,723,254
2.500% due 08/22/22	2,560,000	2,569,960
2.500% due 11/02/22	2,670,000	2,680,868
2.900% due 11/15/21	1,460,000	1,481,452
Reynolds American Inc (United Kingdom)
3.250% due 06/12/20	974,000	980,732
5.850% due 08/15/45	1,090,000	1,175,915
Service Corp International 7.500% due 04/01/27	510,000	612,000
Spectrum Brands Inc 5.750% due 07/15/25	800,000	835,000
Teva Pharmaceutical Finance IV BV (Israel) 3.650% due 11/10/21	990,000	959,557
Teva Pharmaceutical Finance Netherlands III BV (Israel)
1.700% due 07/19/19	700,000	698,075
2.200% due 07/21/21	5,060,000	4,819,650
2.800% due 07/21/23	2,360,000	2,053,200
UBM PLC (United Kingdom) 5.750% due 11/03/20 ~	1,930,000	1,998,896
United Rentals North America Inc
5.500% due 07/15/25	820,000	855,875
5.500% due 05/15/27	1,990,000	2,099,450
6.500% due 12/15/26	350,000	379,750
UnitedHealth Group Inc
2.700% due 07/15/20	1,600,000	1,606,758
2.875% due 12/15/21	1,130,000	1,146,735
3.750% due 07/15/25	820,000	876,913
3.875% due 10/15/20	430,000	436,938
3.875% due 12/15/28	1,640,000	1,786,096
5.700% due 10/15/40	10,000	12,855
5.800% due 03/15/36	860,000	1,103,168
Wm Wrigley Jr Co 2.900% due 10/21/19 ~	2,380,000	2,382,090

		280,686,394

Energy - 5.8%

Anadarko Petroleum Corp
4.850% due 03/15/21	924,000	956,576
5.550% due 03/15/26	4,230,000	4,755,982
6.450% due 09/15/36	1,610,000	1,980,477
6.600% due 03/15/46	6,070,000	7,887,156
Antero Resources Corp 5.375% due 11/01/21	680,000	674,050
Apache Corp
3.250% due 04/15/22	387,000	393,395
4.250% due 01/15/44	3,240,000	2,933,138
4.375% due 10/15/28	3,495,000	3,653,705
4.750% due 04/15/43	1,000,000	976,189
6.000% due 01/15/37	562,000	638,399
Baker Hughes a GE Co LLC 3.200% due 08/15/21	58,000	58,780
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	770,000	784,438
BP Capital Markets America Inc
3.119% due 05/04/26	1,990,000	2,028,813
3.216% due 11/28/23	3,640,000	3,755,644
3.410% due 02/11/26	5,590,000	5,859,705
BP Capital Markets PLC (United Kingdom)
3.506% due 03/17/25	520,000	547,100
3.535% due 11/04/24	350,000	369,258
3.561% due 11/01/21	220,000	227,076

	Principal Amount	Value
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	$900,000	$979,875
Chesapeake Energy Corp
6.125% due 02/15/21	620,000	632,400
6.625% due 08/15/20	150,000	151,875
8.000% due 06/15/27	480,000	422,102
Chevron Corp 2.954% due 05/16/26	1,840,000	1,899,861
Cimarex Energy Co
3.900% due 05/15/27	3,540,000	3,639,406
4.375% due 06/01/24	240,000	254,660
CNOOC Finance LLC (China) 3.500% due 05/05/25	7,920,000	8,172,219
Concho Resources Inc
4.300% due 08/15/28	3,160,000	3,411,762
4.375% due 01/15/25	1,630,000	1,694,558
ConocoPhillips 6.500% due 02/01/39	370,000	520,139
Continental Resources Inc
3.800% due 06/01/24	930,000	956,833
4.375% due 01/15/28	1,020,000	1,075,614
4.500% due 04/15/23	1,840,000	1,934,154
Devon Energy Corp
3.250% due 05/15/22	2,510,000	2,557,527
4.750% due 05/15/42	70,000	76,718
5.000% due 06/15/45	5,330,000	6,107,646
5.600% due 07/15/41	170,000	201,942
5.850% due 12/15/25	4,900,000	5,838,417
Diamondback Energy Inc 5.375% due 05/31/25	630,000	663,075
Ecopetrol SA (Colombia) 5.875% due 05/28/45	7,410,000	8,222,506
Energy Transfer Operating LP
4.500% due 04/15/24	1,320,000	1,404,923
4.950% due 06/15/28	400,000	437,500
5.250% due 04/15/29	880,000	984,923
6.250% due 04/15/49	160,000	189,650
Energy Transfer Partners LP
4.500% due 11/01/23	520,000	549,432
5.875% due 03/01/22	1,770,000	1,898,684
Enterprise Products Operating LLC
4.150% due 10/16/28	4,500,000	4,893,483
4.800% due 02/01/49	1,000,000	1,119,648
EOG Resources Inc 4.150% due 01/15/26	1,370,000	1,492,463
Exxon Mobil Corp
3.043% due 03/01/26	2,840,000	2,942,917
4.114% due 03/01/46	3,750,000	4,315,917
Halliburton Co 3.800% due 11/15/25	3,250,000	3,408,906
KazMunayGas National Co JSC (Kazakhstan)
5.375% due 04/24/30 ~	310,000	344,201
6.375% due 10/24/48 ~	1,500,000	1,791,750
Kerr-McGee Corp 7.875% due 09/15/31	2,702,000	3,698,974
Kinder Morgan Energy Partners LP
3.500% due 03/01/21	750,000	761,731
3.500% due 09/01/23	1,410,000	1,451,259
6.850% due 02/15/20	2,180,000	2,235,724
Kinder Morgan Inc
4.300% due 03/01/28	760,000	814,417
5.000% due 02/15/21 ~	1,720,000	1,784,100
5.300% due 12/01/34	1,029,000	1,164,615
MEG Energy Corp (Canada)
6.500% due 01/15/25 ~	140,000	141,225
7.000% due 03/31/24 ~	200,000	191,000
MPLX LP
4.000% due 03/15/28	730,000	758,432
4.500% due 04/15/38	2,070,000	2,091,551

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
4.700% due 04/15/48	$3,660,000	$3,749,998
4.800% due 02/15/29	2,770,000	3,051,938
4.875% due 12/01/24	1,670,000	1,818,201
5.500% due 02/15/49	1,950,000	2,209,489
Noble Energy Inc
3.850% due 01/15/28	1,900,000	1,945,297
4.950% due 08/15/47	930,000	987,277
5.250% due 11/15/43	770,000	830,086
Oasis Petroleum Inc
6.875% due 03/15/22	625,000	623,047
6.875% due 01/15/23	280,000	280,700
Occidental Petroleum Corp
3.000% due 02/15/27	1,010,000	998,886
3.125% due 02/15/22	1,350,000	1,370,979
3.400% due 04/15/26	1,890,000	1,926,561
4.100% due 02/15/47	2,420,000	2,390,811
4.200% due 03/15/48	1,200,000	1,213,450
4.400% due 04/15/46	600,000	620,850
4.625% due 06/15/45	1,280,000	1,368,208
Petrobras Global Finance BV (Brazil)
5.299% due 01/27/25	13,551,000	14,411,488
5.750% due 02/01/29	8,200,000	8,568,180
6.250% due 03/17/24	8,580,000	9,416,979
7.250% due 03/17/44	3,430,000	3,845,064
7.375% due 01/17/27	1,440,000	1,656,720
Petroleos Mexicanos (Mexico)
5.500% due 01/21/21	1,570,000	1,591,195
6.000% due 03/05/20	1,273,000	1,290,504
6.375% due 01/23/45	520,000	449,150
6.625% due 06/15/35	160,000	148,600
6.875% due 08/04/26	4,810,000	4,872,530
QEP Resources Inc 6.875% due 03/01/21	660,000	681,450
Range Resources Corp
4.875% due 05/15/25	920,000	811,900
5.000% due 03/15/23	4,040,000	3,817,800
5.875% due 07/01/22	90,000	89,550
Sabine Pass Liquefaction LLC 5.750% due 05/15/24	1,030,000	1,145,759
Schlumberger Holdings Corp
3.900% due 05/17/28 ~	2,592,000	2,695,868
4.000% due 12/21/25 ~	1,300,000	1,376,335
Schlumberger Norge AS 4.200% due 01/15/21 ~	50,000	51,127
Shell International Finance BV (Netherlands)
2.875% due 05/10/26	790,000	808,214
3.875% due 11/13/28	3,000,000	3,287,488
4.000% due 05/10/46	900,000	988,272
4.375% due 03/25/20	4,150,000	4,213,227
4.375% due 05/11/45	2,050,000	2,364,500
4.550% due 08/12/43	1,200,000	1,405,994
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	5,760,000	6,165,616
Targa Resources Partners LP
4.250% due 11/15/23	510,000	511,594
5.875% due 04/15/26	430,000	457,413
6.500% due 07/15/27 ~	530,000	579,025
6.875% due 01/15/29 ~	660,000	732,600
The Williams Cos Inc
5.250% due 03/15/20	910,000	926,981
7.500% due 01/15/31	6,475,000	8,379,293
7.750% due 06/15/31	100,000	131,868
Transcontinental Gas Pipe Line Co LLC 7.850% due 02/01/26	4,290,000	5,479,202
Western Midstream Operating LP 4.650% due 07/01/26	990,000	1,004,141
Whiting Petroleum Corp 5.750% due 03/15/21	770,000	770,963

	Principal Amount	Value
WPX Energy Inc
6.000% due 01/15/22	$60,000	$62,475
8.250% due 08/01/23	3,290,000	3,767,050

		253,102,488

Financial - 13.7%

ABN AMRO Bank NV (Netherlands)
2.450% due 06/04/20 ~	810,000	810,694
4.750% due 07/28/25 ~	2,220,000	2,384,373
AerCap Ireland Capital DAC (Ireland)
4.500% due 05/15/21	1,010,000	1,041,582
5.000% due 10/01/21	875,000	917,741
Ally Financial Inc 7.500% due 09/15/20	32,000	33,760
Ambac Assurance Corp 5.100% due 06/07/20 ~	111,048	157,272
Ambac LSNI LLC (Cayman) 7.319% (USD LIBOR + 5.000%) due 02/12/23 § ~	475,376	484,289
American Express Credit Corp 2.375% due 05/26/20	1,930,000	1,931,024
American International Group Inc 3.750% due 07/10/25	2,610,000	2,733,274
Banco Santander SA (Spain)
3.724% (USD LIBOR + 1.120%) due 04/12/23 §	1,000,000	996,497
3.800% due 02/23/28	600,000	613,205
3.848% due 04/12/23	3,200,000	3,322,938
4.379% due 04/12/28	4,800,000	5,110,297
Bank of America Corp
3.004% due 12/20/23	8,404,000	8,559,512
3.300% due 01/11/23	3,190,000	3,290,688
3.419% due 12/20/28	12,274,000	12,650,091
3.500% due 04/19/26	5,410,000	5,667,841
3.550% due 03/05/24	3,370,000	3,492,148
3.593% due 07/21/28	1,290,000	1,345,493
3.974% due 02/07/30	3,230,000	3,462,031
4.000% due 04/01/24	2,280,000	2,430,100
4.125% due 01/22/24	11,745,000	12,564,379
4.200% due 08/26/24	4,930,000	5,244,908
4.330% due 03/15/50	3,580,000	4,002,047
4.450% due 03/03/26	660,000	712,216
5.000% due 01/21/44	3,310,000	4,043,566
6.100% due 03/17/25	1,370,000	1,480,580
6.250% due 09/05/24	2,990,000	3,259,653
Bank of Montreal (Canada) 3.803% due 12/15/32	550,000	558,256
Banque Federative du Credit Mutuel SA (France) 2.200% due 07/20/20 ~	1,130,000	1,128,778
Barclays PLC (United Kingdom)
4.972% due 05/16/29	6,976,000	7,442,912
5.088% due 06/20/30	1,180,000	1,207,636
Berkshire Hathaway Finance Corp 4.250% due 01/15/49	3,420,000	3,848,890
BNP Paribas SA (France)
3.375% due 01/09/25 ~	910,000	926,049
4.375% due 03/01/33 ~	2,150,000	2,215,767
4.400% due 08/14/28 ~	6,280,000	6,806,512
4.625% due 03/13/27 ~	1,110,000	1,185,744
4.705% due 01/10/25 ~	10,060,000	10,817,341
5.198% due 01/10/30 ~	6,670,000	7,641,083
BPCE SA (France) 5.150% due 07/21/24 ~	1,370,000	1,482,320
Chubb INA Holdings Inc
2.300% due 11/03/20	950,000	950,430
3.350% due 05/03/26	440,000	461,450
CIT Group Inc
4.750% due 02/16/24	910,000	968,013
5.250% due 03/07/25	930,000	1,021,837

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Citigroup Inc
3.500% due 05/15/23	$2,380,000	$2,456,523
3.980% due 03/20/30	6,000,000	6,416,203
4.075% due 04/23/29	5,400,000	5,801,693
4.400% due 06/10/25	4,900,000	5,233,575
4.450% due 09/29/27	7,030,000	7,582,195
4.650% due 07/30/45	3,761,000	4,343,472
4.650% due 07/23/48	2,500,000	2,911,298
4.750% due 05/18/46	440,000	499,299
5.300% due 05/06/44	240,000	285,662
5.500% due 09/13/25	4,580,000	5,188,762
5.900% due 02/15/23	670,000	694,893
5.950% due 01/30/23	1,820,000	1,900,235
5.950% due 05/15/25	7,040,000	7,362,819
6.300% due 05/15/24	3,900,000	4,053,913
6.625% due 06/15/32	480,000	620,321
6.675% due 09/13/43	580,000	804,975
8.125% due 07/15/39	200,000	320,054
Cooperatieve Rabobank UA (Netherlands)
2.250% due 01/14/20	1,230,000	1,228,983
4.375% due 08/04/25	6,300,000	6,724,904
4.625% due 12/01/23	5,190,000	5,561,005
4.750% due 01/15/20 ~	2,140,000	2,167,260
5.250% due 08/04/45	870,000	1,051,992
CoreCivic Inc REIT 4.750% due 10/15/27	90,000	81,338
Credit Agricole SA (France) 8.375% due 10/13/19 ~	5,180,000	5,221,440
Credit Suisse Group AG (Switzerland) 3.869% due 01/12/29 ~	2,920,000	3,011,433
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
4.550% due 04/17/26	440,000	478,729
4.875% due 05/15/45	5,090,000	5,974,755
Danske Bank AS (Denmark)
5.000% due 01/12/22 ~	4,450,000	4,655,271
5.375% due 01/12/24 ~	4,050,000	4,378,528
Fifth Third Bancorp 3.650% due 01/25/24	2,530,000	2,660,153
GE Capital International Funding Co Unlimited Co 2.342% due 11/15/20	16,985,000	16,906,620
3.373% due 11/15/25	2,577,000	2,609,334
Goldman Sachs Capital II 4.000% (USD LIBOR + 0.768%) due 07/29/19 §	398,000	322,113
HSBC Bank USA NA
4.875% due 08/24/20	1,750,000	1,798,454
7.000% due 01/15/39	1,240,000	1,748,387
HSBC Holdings PLC (United Kingdom)
3.400% due 03/08/21	8,230,000	8,357,307
3.973% due 05/22/30	4,800,000	5,012,150
4.250% due 03/14/24	3,300,000	3,484,584
4.250% due 08/18/25	4,460,000	4,697,020
4.583% due 06/19/29	7,870,000	8,600,358
6.250% due 03/23/23	3,390,000	3,494,124
6.375% due 09/17/24	1,080,000	1,118,572
6.500% due 03/23/28	5,390,000	5,655,080
6.800% due 06/01/38	600,000	809,858
ING Bank NV (Netherlands)
2.500% due 10/01/19 ~	1,130,000	1,130,255
5.800% due 09/25/23 ~	5,370,000	5,941,860
International Lease Finance Corp
5.875% due 08/15/22	910,000	991,307
8.625% due 01/15/22	1,940,000	2,214,665
Intesa Sanpaolo SPA (Italy)
3.125% due 07/14/22 ~	2,100,000	2,078,747
3.375% due 01/12/23 ~	1,040,000	1,036,635
5.017% due 06/26/24 ~	10,470,000	10,500,551
5.710% due 01/15/26 ~	350,000	354,407

	Principal Amount	Value
JPMorgan Chase & Co
2.550% due 03/01/21	$600,000	$601,355
3.875% due 09/10/24	4,840,000	5,089,350
4.023% due 12/05/24	4,730,000	5,025,491
4.203% due 07/23/29	3,010,000	3,292,031
4.250% due 10/15/20	3,230,000	3,309,819
4.250% due 10/01/27	870,000	942,022
4.350% due 08/15/21	690,000	717,737
4.452% due 12/05/29	7,410,000	8,247,562
4.500% due 01/24/22	2,310,000	2,434,188
4.950% due 06/01/45	5,380,000	6,390,170
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	350,000	405,094
Lloyds Bank PLC (United Kingdom) 2.700% due 08/17/20	380,000	381,484
Lloyds Banking Group PLC (United Kingdom)
3.574% due 11/07/28	630,000	630,206
3.900% due 03/12/24	1,910,000	1,993,227
4.375% due 03/22/28	2,760,000	2,933,529
4.500% due 11/04/24	3,000,000	3,138,911
Mitsubishi UFJ Financial Group Inc (Japan) 2.998% due 02/22/22	2,090,000	2,122,909
Morgan Stanley
3.737% due 04/24/24	2,230,000	2,325,728
3.772% due 01/24/29	1,010,000	1,064,968
4.431% due 01/23/30	6,170,000	6,836,123
5.500% due 07/24/20	350,000	361,302
Navient Corp 8.000% due 03/25/20	3,380,000	3,506,750
Nordea Bank AB (Finland) 4.875% due 05/13/21 ~	7,870,000	8,167,648
Nuveen LLC 4.000% due 11/01/28 ~	1,500,000	1,646,438
Reliance Standard Life Global Funding II 2.500% due 01/15/20 ~	640,000	639,742
Royal Bank of Canada (Canada)
2.150% due 10/26/20	1,670,000	1,669,196
3.200% due 04/30/21	1,740,000	1,771,023
Royal Bank of Scotland Group PLC (United Kingdom)
4.269% due 03/22/25	2,770,000	2,865,559
4.519% due 06/25/24	200,000	208,343
4.892% due 05/18/29	780,000	833,198
5.076% due 01/27/30	500,000	542,453
5.125% due 05/28/24	6,260,000	6,611,215
6.000% due 12/19/23	4,240,000	4,618,613
6.100% due 06/10/23	3,870,000	4,202,544
6.125% due 12/15/22	1,910,000	2,061,224
Santander UK Group Holdings PLC (United Kingdom) 5.625% due 09/15/45 ~	610,000	677,401
Santander UK PLC (United Kingdom)
2.375% due 03/16/20	990,000	990,058
5.000% due 11/07/23 ~	825,000	871,832
Standard Chartered PLC (United Kingdom)
3.950% due 01/11/23 ~	310,000	317,120
4.093% (USD LIBOR + 1.510%) due 01/30/27 § ~	3,900,000	3,281,928
5.700% due 03/26/44 ~	630,000	733,938
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	2,320,000	2,310,532
Svenska Handelsbanken AB (Sweden) 3.350% due 05/24/21	1,830,000	1,864,179
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	132,000	187,185
The Goldman Sachs Group Inc
3.200% due 02/23/23	1,780,000	1,822,236

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
3.500% due 11/16/26	$2,430,000	$2,491,531
3.625% due 02/20/24	3,000,000	3,129,839
3.814% due 04/23/29	10,000,000	10,422,460
3.850% due 07/08/24	1,690,000	1,773,332
4.223% due 05/01/29	1,060,000	1,137,096
4.250% due 10/21/25	4,270,000	4,531,747
4.750% due 10/21/45	5,900,000	6,773,889
5.150% due 05/22/45	3,480,000	3,982,603
5.250% due 07/27/21	2,570,000	2,715,149
5.750% due 01/24/22	400,000	432,258
5.950% due 01/15/27	1,733,000	2,031,874
6.000% due 06/15/20	6,360,000	6,572,360
6.250% due 02/01/41	6,880,000	9,233,357
6.750% due 10/01/37	2,145,000	2,810,784
The Toronto-Dominion Bank (Canada) 3.250% due 06/11/21	2,100,000	2,142,874
UBS Group Funding Switzerland AG (Switzerland)
3.491% due 05/23/23 ~	5,620,000	5,762,797
4.125% due 09/24/25 ~	2,340,000	2,497,920
4.253% due 03/23/28 ~	4,390,000	4,716,708
7.000% due 01/31/24 ~	9,670,000	10,269,202
UniCredit SPA (Italy) 6.572% due 01/14/22 ~	5,040,000	5,358,218
US Bank NA 3.150% due 04/26/21	2,220,000	2,260,425
Visa Inc
3.150% due 12/14/25	3,940,000	4,134,121
4.300% due 12/14/45	3,020,000	3,574,896
Wachovia Capital Trust III 5.570% (USD LIBOR + 0.930%) due 07/29/19 §	6,220,000	6,232,316
WEA Finance LLC REIT (France) 3.750% due 09/17/24 ~	6,230,000	6,519,164
Wells Fargo & Co
3.000% due 10/23/26	3,850,000	3,894,314
3.450% due 02/13/23	2,330,000	2,395,373
3.750% due 01/24/24	3,780,000	3,975,203
4.150% due 01/24/29	5,140,000	5,601,650
4.300% due 07/22/27	5,910,000	6,386,916
4.400% due 06/14/46	1,650,000	1,789,258
4.600% due 04/01/21	6,240,000	6,476,384
4.650% due 11/04/44	1,600,000	1,782,156
4.750% due 12/07/46	2,550,000	2,905,977
4.900% due 11/17/45	4,920,000	5,715,774
5.375% due 11/02/43	2,030,000	2,456,731
5.606% due 01/15/44	1,567,000	1,961,293

		597,430,798

Industrial - 1.9%

ABB Finance USA Inc (Switzerland) 4.375% due 05/08/42	390,000	444,936
Air 2 US 8.027% due 10/01/20 ~	17,607	17,662
Boeing Capital Corp 4.700% due 10/27/19	1,360,000	1,369,450
DAE Funding LLC (United Arab Emirates) 5.750% due 11/15/23 ~	890,000	936,725
Eaton Corp
2.750% due 11/02/22	3,849,000	3,899,737
4.150% due 11/02/42	2,540,000	2,688,160
General Electric Co
3.150% due 09/07/22	1,369,000	1,387,022
4.375% due 09/16/20	396,000	404,594
4.500% due 03/11/44	2,610,000	2,543,342
4.650% due 10/17/21	98,000	102,107
5.300% due 02/11/21	1,378,000	1,429,727
5.500% due 01/08/20	260,000	263,722
5.875% due 01/14/38	450,000	510,294
6.000% due 08/07/19	2,786,000	2,795,202

	Principal Amount	Value
6.150% due 08/07/37	$317,000	$368,572
6.750% due 03/15/32	400,000	493,965
6.875% due 01/10/39	5,806,000	7,313,000
Harris Corp
4.854% due 04/27/35	530,000	589,123
5.054% due 04/27/45	1,470,000	1,724,315
Lockheed Martin Corp
3.100% due 01/15/23	300,000	308,009
3.550% due 01/15/26	3,240,000	3,445,739
4.500% due 05/15/36	580,000	666,435
Northrop Grumman Corp
2.930% due 01/15/25	2,560,000	2,612,175
3.250% due 01/15/28	5,430,000	5,576,347
Park Aerospace Holdings Ltd (Ireland)
4.500% due 03/15/23 ~	260,000	269,636
5.250% due 08/15/22 ~	1,500,000	1,587,165
5.500% due 02/15/24 ~	630,000	679,915
Raytheon Co 3.125% due 10/15/20	1,680,000	1,699,048
Reynolds Group Issuer Inc
5.125% due 07/15/23 ~	270,000	275,737
5.750% due 10/15/20	959,417	963,014
6.875% due 02/15/21	478,222	480,015
The Boeing Co
2.800% due 03/01/27	790,000	795,091
3.100% due 05/01/26	630,000	650,027
3.200% due 03/01/29	2,330,000	2,405,498
4.875% due 02/15/20	5,560,000	5,642,878
Union Pacific Corp
3.750% due 07/15/25	1,210,000	1,293,675
3.950% due 09/10/28	3,890,000	4,261,759
4.500% due 09/10/48	4,020,000	4,566,179
United Technologies Corp
3.950% due 08/16/25	1,700,000	1,833,919
4.125% due 11/16/28	830,000	912,157
4.500% due 04/15/20	2,630,000	2,672,256
4.500% due 06/01/42	540,000	610,750
Waste Management Inc
3.200% due 06/15/26	870,000	905,625
3.450% due 06/15/29	1,640,000	1,726,298
3.500% due 05/15/24	1,750,000	1,836,525
4.000% due 07/15/39	240,000	258,205
4.150% due 07/15/49	590,000	648,807
WestRock RKT LLC 4.000% due 03/01/23	1,150,000	1,195,017

		80,059,556

Technology - 1.3%

Apple Inc
2.000% due 11/13/20	2,040,000	2,038,951
2.450% due 08/04/26	5,590,000	5,582,943
Dell International LLC 4.420% due 06/15/21 ~	5,450,000	5,614,463
First Data Corp
5.000% due 01/15/24 ~	4,410,000	4,520,801
Intel Corp
3.700% due 07/29/25	890,000	954,459
3.734% due 12/08/47	729,000	761,848
International Business Machines Corp 3.000% due 05/15/24	7,820,000	8,037,088
Microsoft Corp
2.400% due 08/08/26	10,660,000	10,715,096
2.700% due 02/12/25	1,080,000	1,109,022
2.875% due 02/06/24	4,410,000	4,570,383
3.300% due 02/06/27	6,100,000	6,469,257
3.450% due 08/08/36	150,000	158,823
3.950% due 08/08/56	1,100,000	1,218,326
4.100% due 02/06/37	2,260,000	2,581,150

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
salesforce.com Inc
3.250% due 04/11/23	$1,720,000	$1,785,670
3.700% due 04/11/28	1,610,000	1,736,443

		57,854,723

Utilities - 0.9%

Berkshire Hathaway Energy Co 6.125% due 04/01/36	586,000	784,464
Duke Energy Corp
3.550% due 09/15/21	1,350,000	1,380,138
3.950% due 08/15/47	440,000	444,725
Duke Energy Ohio Inc 3.650% due 02/01/29	1,880,000	2,026,824
FirstEnergy Corp
3.900% due 07/15/27	6,750,000	7,086,091
4.250% due 03/15/23	4,980,000	5,233,238
4.850% due 07/15/47	900,000	1,023,370
7.375% due 11/15/31	14,350,000	19,653,321
Virginia Electric & Power Co 6.350% due 11/30/37	2,130,000	2,856,800

		40,488,971

Total Corporate Bonds & Notes (Cost $1,500,702,775)		1,591,188,960

SENIOR LOAN NOTES - 3.8%

Communications - 0.6%

Altice France SA Term B12 (France) 6.082% (USD LIBOR + 3.687%) due 01/31/26 §	2,483,954	2,415,646
Ancestry.com Operations Inc 5.660% (USD LIBOR + 3.250%) due 10/19/23 §	1,123,516	1,122,106
Charter Communications Operating LLC Term B 4.330% (USD LIBOR + 2.000%) due 04/30/25 §	2,066,920	2,066,633
Entercom Media Corp Term B 5.152% (USD LIBOR + 2.750%) due 11/18/24 §	429,294	429,830
iHeartCommunications Inc due 05/01/26 µ	2,670,000	2,676,675
Intelsat Jackson Holdings SA Term B3 (Luxembourg) 6.154% (USD LIBOR + 3.750%) due 11/27/23 §	840,000	831,862
Level 3 Financing Inc Term B 4.652% (USD LIBOR + 2.250%) due 02/22/24 §	6,400,000	6,355,334
Sprint Communications Inc Term B 4.938% (USD LIBOR + 2.500%) due 02/02/24 §	1,584,625	1,563,498
Unitymedia Finance LLC
Term B
4.644% (USD LIBOR + 2.250%) due 09/30/25 §	427,000	426,253
Term D
4.644% (USD LIBOR + 2.250%) due 01/15/26 §	1,460,000	1,457,536
Univision Communications Inc Term C5 5.152% (USD LIBOR + 2.750%) due 03/15/24 §	2,906,523	2,772,355
Virgin Media Bristol LLC Term K 4.894% (USD LIBOR + 2.500%) due 01/15/26 §	3,891,848	3,882,659
Ziggo Secured Finance Partnership Term E (Netherlands) 4.894% (USD LIBOR + 2.500%) due 04/15/25 §	1,756,000	1,723,196

		27,723,583

	Principal Amount	Value
Consumer, Cyclical - 0.9%

Academy Ltd Term B 6.439% (USD LIBOR + 4.000%) due 07/01/22 §	$1,551,756	$1,121,144
Alterra Mountain Co Term B1 5.402% (USD LIBOR + 3.000%) due 07/31/24 §	3,305,247	3,296,469
American Axle & Manufacturing Inc Term B 4.721% (USD LIBOR + 2.250%) due 04/06/24 §	360,487	353,412
Aramark Services Inc Term B3 4.080% (USD LIBOR + 1.750%) due 03/11/25 §	1,422,268	1,420,039
Boyd Gaming Corp Term B3 4.622% (USD LIBOR + 2.250%) due 09/15/23 §	2,681,785	2,672,064
Burger King Term B3 (Canada) 4.652% (USD LIBOR + 2.250%) due 02/16/24 §	891,911	887,033
Caesars Resort Collection LLC Term B 5.152% (USD LIBOR + 2.750%) due 12/22/24 §	3,235,126	3,179,666
CityCenter Holdings LLC Term B 4.652% (USD LIBOR + 2.250%) due 04/18/24 §	912,915	910,958
CWGS Group LLC 5.190% (USD LIBOR + 2.750%) due 11/08/23 §	718,163	664,301
Four Seasons Hotels Ltd (Canada) 4.402% (USD LIBOR + 2.000%) due 11/30/23 §	433,872	433,499
Golden Nugget Inc Term B 5.149% (USD LIBOR + 2.750%) due 10/04/23 §	855,493	849,545
Hilton Worldwide Finance LLC Term B2 4.154% (USD LIBOR + 1.750%) due 06/22/26 §	1,143,764	1,145,909
Michaels Stores Inc Term B 4.903% (USD LIBOR + 2.500%) due 01/30/23 §	1,003,561	972,199
Panther BF Aggregator 2 L P Term B (Canada) 5.902% (USD LIBOR + 3.500%) due 04/30/26 §	4,310,000	4,279,830
Party City Holdings Inc Term B 4.910% (USD LIBOR + 2.500%) due 08/19/22 §	1,285,726	1,279,834
PCI Gaming Authority 5.402% (USD LIBOR + 3.000%) due 05/29/26 §	2,160,000	2,165,400
PetSmart Inc 6.420% (USD LIBOR + 4.000%) due 03/11/22 §	249,975	243,163
Scientific Games International Inc Term B5 5.216% (USD LIBOR + 2.750%) due 08/14/24 §	5,080,429	5,010,573
Stars Group Holdings BV (Netherlands) 5.830% (USD LIBOR + 3.500%) due 07/10/25 §	221,977	222,255
Station Casinos LLC Term B 4.910% (USD LIBOR + 2.500%) due 06/08/23 §	1,434,048	1,429,118
TKC Holdings Inc 6.160% (USD LIBOR + 3.750%) due 02/01/23 §	5,448,404	5,339,435

		37,875,846

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Consumer, Non-Cyclical - 1.1%

Albertsons LLC
Term B6
5.402% (USD LIBOR + 3.000%) due 06/22/23 §	$3,859,056	$3,861,202
Term B7
5.402% (USD LIBOR + 3.000%) due 11/17/25 §	604,040	601,937
Athenahealth Inc Term B 7.045% (USD LIBOR + 4.500%) due 02/11/26 §	4,728,150	4,726,675
Atlantic Aviation FBO Inc Term B 6.160% (USD LIBOR + 3.750%) due 12/06/25 §	497,500	501,841
BrightView Landscapes LLC Term B 4.938% (USD LIBOR + 2.500%) due 08/15/25 §	1,712,700	1,713,770
Change Healthcare Holdings LLC Term B 5.152% (USD LIBOR + 2.750%) due 03/01/24 §	3,200,097	3,179,431
Global Medical Response Inc Term B1 5.644% (USD LIBOR + 3.250%) due 04/28/22 §	2,200,460	2,078,255
HC Group Holdings II Inc Term B due 05/21/26 µ	1,950,000	1,947,563
HCA Inc 4.330% (USD LIBOR + 2.000%) due 03/13/25 §	969,454	971,406
Jaguar Holding Co II 4.902% (USD LIBOR + 2.500%) due 08/18/22 §	165,902	165,102
MPH Acquisition Holdings LLC Term B 5.080% (USD LIBOR + 2.750%) due 06/07/23 §	6,093,485	5,840,861
Phoenix Guarantor Inc Term B 6.921% (USD LIBOR + 4.500%) due 03/05/26 §	3,213,636	3,202,254
Post Holdings Inc Series A 4.404% (USD LIBOR + 2.000%) due 05/24/24 §	522,200	520,475
Prime Security Services Borrower LLC 5.152% (USD LIBOR + 2.750%) due 05/02/22 § µ	4,284,746	4,261,372
RegionalCare Hospital Partners Holdings Inc Term B 6.904% (USD LIBOR + 4.500%) due 11/17/25 §	5,303,175	5,285,940
ServiceMaster Co Term B 4.902% (USD LIBOR + 2.500%) due 11/08/23 §	90,874	91,101
Trans Union LLC
Term B3
4.402% (USD LIBOR + 2.000%) due 04/10/23 §	6,376,300	6,375,732
Term B4
4.402% (USD LIBOR + 2.000%) due 06/19/25 §	997,481	996,545
Valeant Pharmaceuticals International Inc Term B (Canada) 5.412% (USD LIBOR + 3.000%) due 06/02/25 §	2,886,513	2,888,317

		49,209,779

Diversified - 0.1%

First Eagle Investment Management LLC Term B 5.080% (USD LIBOR + 2.750%) due 12/26/24 §	2,362,514	2,363,005

	Principal Amount	Value

Financial - 0.6%

Asurion LLC
Term B4
5.402% (USD LIBOR + 3.000%) due 08/04/22 §	$3,654,246	$3,650,135
Term B7
5.402% (USD LIBOR + 3.000%) due 11/03/24 §	5,771,681	5,766,268
Blackstone CQP Holdco LP Term B 5.887% (USD LIBOR + 3.500%) due 09/30/24 §	820,000	822,050
Edelman Financial Center LLC 5.644% (USD LIBOR + 3.250%) due 07/21/25 §	1,671,600	1,670,294
FinCo I LLC Term B 4.402% (USD LIBOR + 2.000%) due 12/27/22 §	1,820,208	1,821,062
Focus Financial Partners LLC 4.902% (USD LIBOR + 2.500%) due 07/03/24 §	119,397	119,416
Jane Street Group LLC Term B 5.402% (USD LIBOR + 3.000%) due 08/25/22 §	4,478,719	4,460,056
LPL Holdings Inc Term B 4.654% (USD LIBOR + 2.250%) due 09/23/24 §	467,620	467,182
MGM Growth Properties Operating Partnership LP Term B 4.402% (USD LIBOR + 2.000%) due 03/21/25 §	939,751	935,639
RPI Finance Trust Term B6 4.402% (USD LIBOR + 2.000%) due 03/27/23 §	1,340,505	1,343,377
UFC Holdings LLC 5.660% (USD LIBOR + 3.250%) due 04/29/26 §	3,180,000	3,181,418
VICI Properties 1 LLC REIT Term B 4.404% (USD LIBOR + 2.000%) due 12/20/24 §	201,364	199,455

		24,436,352

Industrial - 0.2%

Avolon TLB Borrower 1 (US) LLC Term B3 4.133% (USD LIBOR + 1.750%) due 01/15/25 §	3,616,901	3,615,646
Berry Global Inc Term Q 4.662% (USD LIBOR + 2.000%) due 10/01/22 §	902,538	897,548
Brookfield WEC Holdings Inc 5.902% (USD LIBOR + 3.500%) due 08/01/25 §	129,674	129,755
Reynolds Group Holdings Inc 5.152% (USD LIBOR + 2.750%) due 02/05/23 §	4,904,809	4,874,988

		9,517,937

Technology - 0.3%

Dell International LLC Term B 4.410% (USD LIBOR + 2.000%) due 09/07/23 §	1,646,271	1,639,550
DigiCert Inc Term B1 6.402% (USD LIBOR + 4.000%) due 10/31/24 §	5,205,950	5,196,189
First Data Corp 4.404% (USD LIBOR + 2.000%) due 07/08/22 §	91,803	91,803
due 04/26/24 §	1,289,364	1,289,365

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
MA Finance Co LLC Term B3 (United Kingdom) 4.902% (USD LIBOR + 2.500%) due 06/21/24 §	$69,183	$67,972
McAfee LLC Term B 6.152% (USD LIBOR + 3.750%) due 09/30/24 §	1,284,559	1,283,956
ON Semiconductor Corp Term B 4.152% (USD LIBOR + 1.750%) due 03/31/23 §	1,010,631	998,911
Seattle Spinco Inc Term B3 4.902% (USD LIBOR + 2.500%) due 06/21/24 §	467,209	459,033
Western Digital Corp Term B4 4.152% (USD LIBOR + 1.750%) due 04/29/23 §	1,950,117	1,911,602

		12,938,381

Total Senior Loan Notes (Cost $165,707,055)		164,064,883

MORTGAGE-BACKED SECURITIES - 42.4%

Collateralized Mortgage Obligations - Commercial - 4.5%

Bank 2019-BN17 (IO) 1.191% due 04/15/52 §	37,027,170	3,104,425
BBCCRE Trust 4.715% due 08/10/33 § ~	9,930,000	9,427,661
BENCHMARK Mortgage Trust
3.717% due 03/15/62	10,720,000	11,601,600
4.510% due 05/15/53	9,930,000	11,365,479
BHMS 3.644% (USD LIBOR + 1.250%) due 07/15/35 § ~	7,000,000	7,014,297
BX Commercial Mortgage Trust 5.394% (USD LIBOR + 3.000%) due 11/15/35 § ~	10,062,212	10,116,625
CD Mortgage Trust (IO) 1.470% due 05/10/50 §	31,988,826	2,403,493
CGRBS Commercial Mortgage Trust 3.369% due 03/13/35 ~	160,000	166,833
Commercial Mortgage Trust
4.300% due 10/10/46	510,000	543,276
4.762% due 10/10/46 §	450,000	470,421
4.993% due 08/15/45 § ~	2,390,000	2,343,164
5.254% due 10/10/46 §	220,000	230,438
Commercial Mortgage Trust (IO) 2.024% due 10/15/45 §	25,618,720	1,293,884
Credit Suisse Commercial Mortgage Trust
5.373% due 12/15/39	3,165,011	2,150,961
5.869% due 09/15/40 §	658,563	501,490
6.701% due 06/15/38 §	247,429	140,130
Credit Suisse Mortgage Capital Certificates 5.044% (USD LIBOR + 2.650%) due 05/15/36 § ~	10,860,000	10,924,221
Credit Suisse Mortgage Trust
3.881% due 11/15/37 ~	752,630	813,717
3.953% due 09/15/37 ~	6,800,000	7,221,474
4.373% due 09/15/37 ~	1,700,000	1,604,578
5.626% (USD LIBOR + 3.231%) due 08/15/20 § ~	3,420,000	3,424,309
8.014% (USD LIBOR + 5.620%) due 07/15/32 § ~	7,500,000	7,412,542
Fannie Mae - Aces
3.273% due 01/25/29	3,930,000	4,147,490
3.300% due 12/25/37	840,000	890,153
3.450% due 01/01/29	4,340,000	4,647,084
3.610% due 02/25/31	2,080,000	2,262,865
3.673% due 09/25/28 §	3,420,000	3,713,166

	Principal Amount	Value
Fannie Mae - Aces (IO) 0.462% due 10/25/24 §	$106,360,847	$1,758,092
Freddie Mac 3.505% due 03/25/29	4,880,000	5,299,906
Freddie Mac Multifamily Structured Pass-Through Certificates (IO)
0.842% due 01/25/24 §	90,993,227	2,596,537
0.852% due 04/25/29 §	9,999,250	606,891
1.203% due 04/25/20 §	13,977,936	70,794
1.638% due 10/25/21 §	1,204,512	35,771
1.730% due 07/25/21 §	6,006,397	162,716
FREMF Mortgage Trust (IO) 0.200% due 05/25/45 ~	56,227,843	270,647
GE Commercial Mortgage Corp Trust 5.677% due 12/10/49 §	6,530,000	1,582,982
GMAC Commercial Mortgage Securities Inc Trust 5.349% due 11/10/45 §	265,117	189,540
Government National Mortgage Association 3.367% due 03/16/57 §	3,681,445	3,839,299
Government National Mortgage Association (IO)
0.411% due 01/16/53 §	74,511,225	2,117,549
0.754% due 11/16/55 §	32,083,221	1,337,078
0.793% due 07/16/58 §	3,830,241	262,284
GS Mortgage Securities Corp II
3.694% (USD LIBOR + 1.300%) due 09/15/31 § ~	8,570,000	8,425,638
3.777% due 05/10/50 §	3,880,000	4,078,127
4.148% due 05/10/50 §	550,000	577,236
GS Mortgage Securities Trust
5.161% due 11/10/46 §	1,070,000	1,175,457
5.622% due 11/10/39	1,267,730	1,123,209
JP Morgan Chase Commercial Mortgage Securities Trust
5.438% due 01/15/49 ~	10,060,000	2,021,411
6.004% due 02/12/49 §	1,298,551	941,333
6.583% due 02/15/51 §	24,832	23,808
JPMBB Commercial Mortgage Securities Trust
4.771% due 08/15/48 §	2,470,000	2,671,730
5.054% due 01/15/47 §	510,000	553,027
LSTAR Commercial Mortgage Trust 2.729% due 04/20/48 § ~	4,554,576	4,550,229
Magnolia Finance X Ltd (Ireland)
3.408% (GBP LIBOR + 2.483%) due 03/12/20 § ~ ±	GBP 6,361,591	7,674,953
4.675% (GBP LIBOR + 3.750%) due 03/12/20 § ~ ±	2,094,905	2,527,402
ML-CFC Commercial Mortgage Trust
5.450% due 08/12/48 §	$1,078,448	706,816
5.450% due 08/12/48 § ~	136,168	89,244
6.193% due 09/12/49 §	564,779	246,131
Morgan Stanley Capital I Trust 5.438% due 03/15/44	64,735	65,246
Rosslyn Portfolio Trust 3.344% (USD LIBOR + 0.950%) due 06/15/33 § ~	3,490,000	3,489,043
Shops at Crystals Trust 3.126% due 07/05/36 ~	15,000,000	15,229,584
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	2,648,086	2,725,583
WFRBS Commercial Mortgage Trust
4.111% due 06/15/46 § ~	1,120,000	1,065,611
4.204% due 11/15/47 §	3,830,000	3,945,941
4.723% due 03/15/47 §	340,000	364,529
WFRBS Commercial Mortgage Trust (IO)
1.211% due 03/15/47 §	9,557,388	351,442
1.518% due 06/15/45 § ~	2,662,176	81,982

		194,770,574

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations - Residential - 8.7%

Adjustable Rate Mortgage Trust
2.904% (USD LIBOR + 0.500%) due 03/25/36 §	$436,772	$204,613
4.323% due 10/25/35 §	3,082,858	2,845,662
Alternative Loan Trust
6.000% due 03/25/27	79,731	83,281
6.000% due 05/25/36	3,438,863	2,630,587
6.500% due 09/25/34	59,091	56,904
6.500% due 09/25/36	1,770,279	1,534,351
11.650% (16.940% - USD LIBOR) due 06/25/35 §	4,091,789	4,963,945
18.983% (28.600% - USD LIBOR) due 07/25/36 §	1,172,226	1,832,627
BCAP LLC Trust 4.364% due 03/28/37 § ~	5,552,171	5,436,355
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.584% (USD LIBOR + 0.180%) due 08/25/47 § ~	368,155	328,323
Citigroup Mortgage Loan Trust
4.480% due 04/25/37 §	769,346	733,171
6.500% due 10/25/36 ~	1,874,813	1,488,015
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/35	1,164,599	1,047,650
5.750% due 02/25/37	5,080,037	4,093,450
Credit Suisse Mortgage Trust
3.500% due 02/25/48 § ~	31,836,766	31,917,593
4.276% due 01/27/36 § ~	12,518,271	11,444,250
Fannie Mae
2.754% (USD LIBOR + 0.350%) due 05/25/34 §	431,860	431,137
4.000% due 04/25/40 - 07/25/40	25,902,075	26,879,557
5.500% due 04/25/42	3,140,592	3,517,334
6.000% due 05/25/42	1,063,033	1,173,856
6.500% due 06/25/39 - 07/25/42	2,325,206	2,696,024
7.000% due 05/25/42	436,664	522,012
Fannie Mae (IO)
1.465% due 08/25/55	1,160,594	63,148
1.625% due 10/25/35 §	368,866	35,531
1.647% due 08/25/44	3,310,136	189,702
1.767% due 04/25/36	232,491	18,037
2.537% due 12/25/36 §	979,147	95,481
2.656% due 12/25/36 §	737,036	71,141
2.676% due 07/25/36 §	360,211	41,089
3.000% due 11/25/26 - 09/25/32	8,322,489	623,239
3.500% due 07/25/28 - 11/25/41	3,472,820	465,627
3.660% (6.150% - USD LIBOR) due 09/25/41 §	4,074,259	541,498
3.746% (6.150% - USD LIBOR) due 03/25/42 - 08/25/45 §	6,869,915	1,283,488
4.000% due 11/25/41	3,149,074	529,495
4.076% (6.480% - USD LIBOR) due 04/25/40 §	595,989	115,121
4.196% (6.600% - USD LIBOR) due 07/25/42 §	515,435	95,517
4.246% (6.650% - USD LIBOR) due 02/25/41 - 03/25/42 §	1,881,132	252,627
4.500% due 11/25/39	390,415	72,314
5.000% due 01/25/38 - 01/25/39	879,245	145,475
5.000% due 01/25/39 §	235,140	42,580
5.500% due 01/25/39 §	215,813	38,388
6.000% due 01/25/38 - 07/25/38	922,941	192,306
Fannie Mae (PO) 0.444% due 03/25/42	199,299	180,207
Fannie Mae Connecticut Avenue Securities
7.404% (USD LIBOR + 5.000%) due 11/25/24 §	4,193,476	4,593,835

	Principal Amount	Value
7.654% (USD LIBOR + 5.250%) due 10/25/23 §	$2,436,161	$2,708,282
Flagstar Mortgage Trust 3.500% due 04/25/48 § ~	12,321,967	12,463,300
Freddie Mac
3.000% due 08/15/48	4,065,718	4,127,200
3.394% (USD LIBOR + 1.000%) due 02/15/32 §	64,129	64,817
3.500% due 10/15/37	2,700,000	2,789,948
4.000% due 12/15/39	6,229,604	6,512,971
5.000% due 02/15/30 - 03/15/35	10,215,538	11,073,925
6.000% due 05/15/36	1,933,453	2,217,017
Freddie Mac (IO)
0.250% due 01/15/38 §	104,463	614
1.753% due 04/15/41 §	1,641,840	92,047
3.000% due 12/15/31	924,513	80,294
3.466% due 10/15/41	1,686,064	260,128
3.500% due 06/15/27 - 04/15/43	5,074,326	510,419
3.606% (6.000% - USD LIBOR) due 05/15/44 §	6,662,055	1,110,768
3.636% (6.030% - USD LIBOR) due 09/15/37 §	1,277,060	185,392
3.656% (6.050% - USD LIBOR) due 08/15/39 §	1,189,615	190,075
3.806% (6.200% - USD LIBOR) due 05/15/39 §	897,112	76,951
3.836% (6.230% - USD LIBOR) due 01/15/40 §	250,954	39,081
3.856% (6.250% - USD LIBOR) due 09/15/42 §	1,083,672	162,860
3.896% (6.290% - USD LIBOR) due 11/15/36 §	463,189	75,926
4.000% due 04/15/43	801,769	86,409
Freddie Mac Structured Agency Credit Risk Debt Notes
5.654% (USD LIBOR + 3.250%) due 07/25/29 §	12,670,000	13,405,828
6.904% (USD LIBOR + 4.500%) due 02/25/24 §	3,590,000	3,989,441
7.354% (USD LIBOR + 4.950%) due 07/25/29 §	4,410,000	4,993,826
11.754% (USD LIBOR + 9.350%) due 04/25/28 §	2,860,876	3,755,956
Government National Mortgage Association
2.750% due 03/20/48	1,718,765	1,740,832
2.767% due 02/20/68 - 05/20/68 §	5,411,199	5,385,193
2.809% due 07/20/68	1,436,370	1,427,722
2.817% (USD LIBOR + 0.350%) due 08/20/58 §	13,608,501	13,576,170
2.967% (USD LIBOR + 0.500%) due 03/20/61 §	1,965,684	1,967,107
3.000% due 07/01/49 ±	8,000,000	8,087,504
3.500% due 05/20/60	449,560	454,775
4.500% due 10/20/39	5,881,935	6,115,003
5.000% due 07/20/39	2,923,756	3,073,696
Government National Mortgage Association (IO)
1.112% due 11/20/42 §	313,699	13,113
3.217% (5.600% - USD LIBOR) due 08/20/44 §	1,850,375	258,602
3.500% due 04/20/27 - 05/20/43	3,823,616	309,722
3.706% (6.100% - USD LIBOR) due 08/16/42 §	992,166	165,873
3.756% (6.150% - USD LIBOR) due 06/16/43 §	1,816,089	183,666
3.806% (6.200% - USD LIBOR) due 10/16/42 §	1,380,414	255,911
4.000% due 04/16/45	1,556,781	277,002
4.015% due 03/20/39	154,969	5,210

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
4.097% (6.480% - USD LIBOR) due 04/20/40 §	$162,650	$27,077
4.167% (6.550% - USD LIBOR) due 06/20/40 §	2,507,609	483,657
4.206% (6.600% - USD LIBOR) due 04/16/42 §	2,588,956	575,068
4.267% (6.650% - USD LIBOR) due 01/20/40 §	195,021	15,741
5.000% due 10/20/44	7,890,935	1,598,749
GSMSC Resecuritization Trust 3.040% (USD LIBOR + 0.610%) due 11/26/37 § ~	13,880,000	12,480,049
Impac CMB Trust 2.924% (USD LIBOR + 0.520%) due 11/25/35 §	2,499,406	2,321,659
IndyMac INDX Mortgage Loan Trust 2.664% (USD LIBOR + 0.260%) due 06/25/35 §	1,593,895	1,548,101
JP Morgan Mortgage Trust
3.500% due 09/25/48 § ~	16,140,399	16,304,950
3.500% due 10/25/48 § ~	26,612,957	26,973,315
4.635% due 08/25/35 §	758,680	773,243
Lehman Mortgage Trust
3.154% (USD LIBOR + 0.750%) due 12/25/35 §	4,564,342	3,457,727
6.000% due 05/25/37	991,420	1,003,324
MASTR Adjustable Rate Mortgages Trust 4.838% due 04/21/34 §	763,816	794,811
MASTR Reperforming Loan Trust 7.000% due 08/25/34 ~	1,331,781	1,376,920
Merrill Lynch Mortgage Investors Trust 4.357% due 06/25/35 §	1,395,659	1,408,828
Morgan Stanley Mortgage Loan Trust
4.250% due 07/25/35 §	1,024,918	958,661
4.415% due 07/25/34 §	289,231	288,273
Morgan Stanley Resecuritization Trust
3.191% (US FED + 0.710%) due 12/27/46 § ~	26,067,541	21,462,014
3.251% (US FED + 0.770%) due 04/26/47 § ~	4,379,000	4,320,419
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 ~	1,771,996	1,816,179
New Residential Mortgage Loan Trust
4.000% due 05/25/57 § ~	5,604,757	5,893,263
4.250% due 12/25/57 § ~	10,009,525	10,459,301
Nomura Resecuritization Trust 3.326% (US FED + 1.000%) due 08/26/46 § ~	5,690,558	4,231,311
PMT Credit Risk Transfer Trust 5.162% (USD LIBOR + 2.750%) due 05/27/23 § ~	10,764,400	10,808,978
RAAC Trust 6.000% due 09/25/34	20,005	20,168
Residential Asset Securitization Trust
2.904% (USD LIBOR + 0.500%) due 07/25/36 §	491,860	418,607
6.000% due 08/25/36	1,157,028	1,031,452
Structured Adjustable Rate Mortgage Loan Trust
3.977% due 05/25/36 §	2,031,112	1,750,023
4.425% due 08/25/36 §	5,265,611	4,606,225
WaMu Mortgage Pass-Through Certificates Trust
3.334% due 10/25/36 §	1,029,671	963,878
3.998% due 07/25/37 §	2,868,439	2,715,480
4.347% due 09/25/33 §	142,065	148,909

	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates Trust
3.204% (US FED + 0.700%) due 01/25/47 §	$5,577,024	$4,692,073
6.000% due 07/25/36	582,064	483,528
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 08/25/37	600,409	607,857

		378,636,937

Fannie Mae - 11.1%

2.500% due 01/01/28 - 02/01/28	1,734,159	1,749,269
2.810% due 04/01/25	120,000	123,590
3.000% due 12/01/37 - 11/01/48	66,658,279	67,743,687
3.000% due 07/01/49	47,500,000	47,887,227
3.040% due 06/01/29	1,000,000	1,044,516
3.070% due 01/01/29	770,000	803,144
3.090% due 05/01/29	1,800,000	1,887,878
3.160% due 05/01/29	1,228,803	1,292,605
3.190% due 05/01/29	599,257	631,568
3.240% due 05/01/29	2,210,000	2,336,376
3.260% due 05/01/29	2,078,315	2,202,943
3.300% due 04/01/29	600,000	638,220
3.310% due 05/01/31	600,000	636,458
3.350% due 05/01/29	450,000	478,585
3.500% due 07/01/34	47,400,000	48,926,870
3.500% due 09/01/42 - 03/01/57	166,173,522	171,010,543
3.540% due 01/01/29	7,880,000	8,511,941
3.660% due 02/01/29	3,400,000	3,697,894
3.790% due 01/01/29	500,000	548,818
3.820% due 01/01/29	490,000	540,227
4.000% due 10/01/42 - 06/01/57	36,169,465	38,092,564
4.500% due 04/01/23 - 09/01/57	50,535,717	53,860,320
5.000% due 07/01/33 - 07/01/49	23,354,431	25,020,935
5.500% due 04/01/37 - 11/01/38	1,463,178	1,607,535
6.000% due 04/01/33 - 08/01/37	444,430	504,104
6.500% due 05/01/40	1,922,164	2,264,719
7.000% due 02/01/39	939,655	1,113,308

		485,155,844

Freddie Mac - 6.5%

3.000% due 02/01/38 - 04/01/49	45,284,873	45,902,113
3.500% due 10/01/42 - 04/01/49	89,363,519	91,878,975
4.000% due 10/01/25 - 07/01/48	55,182,914	57,518,850
4.000% due 09/01/48	45,214,501	46,802,405
4.500% due 07/01/23 - 05/01/47	17,524,929	18,771,366
5.000% due 12/01/35 - 01/01/49	15,547,617	16,681,897
5.500% due 08/01/37 - 12/01/38	1,344,237	1,477,212
6.000% due 10/01/36 - 11/01/39	3,502,378	3,976,688
6.500% due 09/01/39	608,867	704,456
7.000% due 03/01/39	276,276	321,781

		284,035,743

Government National Mortgage Association - 11.6%

3.000% due 09/15/42 - 02/20/48	56,511,564	57,818,859
3.000% due 07/01/49	63,100,000	64,453,200
3.110% (USD LIBOR + 0.627%) due 08/20/60 §	666,992	676,101
3.500% due 06/20/44 - 08/01/49	14,498,904	14,998,610
3.500% due 07/01/49	171,200,000	176,804,126
4.000% due 02/20/33 - 07/01/49	43,895,364	45,724,313
4.000% due 01/20/49	49,607,380	51,458,265
4.500% due 01/20/40 - 07/01/49	53,941,313	56,581,956
5.000% due 01/15/40 - 01/20/49	31,061,487	33,038,843
5.500% due 06/15/36	374,796	421,684
6.000% due 06/20/35 - 03/20/42	4,769,612	5,434,341
6.500% due 10/20/37	567,376	672,877

		508,083,175

Total Mortgage-Backed Securities (Cost $1,822,962,043)		1,850,682,273

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES - 2.7%

Applebee’s Funding LLC 4.194% due 06/07/49 ~	$2,500,000	$2,532,502
Asset-Backed Pass-Through Certificates 3.094% (USD LIBOR + 0.690%) due 04/25/34 §	423,554	423,604
Avis Budget Rental Car Funding AESOP LLC 3.350% due 09/22/25 ~	9,750,000	10,056,413
Citigroup Mortgage Loan Trust 2.474% (USD LIBOR + 0.070%) due 05/25/37 §	217,963	159,304
Community Funding Ltd CLO (Cayman) 5.750% due 11/01/27 § ~	9,038,941	9,528,445
Credit Suisse Mortgage Trust 3.088% due 07/25/57 § ~	9,880,000	9,524,834
Credit-Based Asset Servicing & Securitization LLC 3.184% (USD LIBOR + 0.780%) due 07/25/33 §	806,240	796,489
Ford Credit Floorplan Master 2018 4 A 4.060% due 11/15/30	7,020,000	7,540,514
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	500,000	517,125
Hertz Vehicle Financing II LP
3.290% due 02/25/24 ~	3,850,000	3,919,594
3.560% due 10/25/21 ~	9,620,000	9,702,778
5.330% due 09/25/21 ~	10,344,000	10,405,988
Navient Private Education Refi Loan Trust 3.130% due 02/15/68 ~	10,870,000	11,108,847
Origen Manufactured Housing Contract Trust
4.335% due 10/15/37 §	6,852,132	6,541,652
4.946% due 04/15/37 §	4,845,064	4,639,740
RAMP Trust 2.674% (USD LIBOR + 0.270%) due 10/25/36 §	3,079,436	3,080,195
SBA Small Business Investment Cos
3.113% due 03/10/29	3,010,000	3,139,416
3.548% due 09/10/28	1,236,588	1,318,391
SLM Student Loan EDC Repackaging Trust 3.500% due 10/28/29 ~	1,370,543	1,358,196
SLM Student Loan Trust 3.160% (USD LIBOR + 0.750%) due 03/15/33 § ~	3,083,759	3,023,366

	Shares

SoFi Professional Loan Program LLC due 08/25/36 ~	13	1,929,207

	Principal Amount

Sofi Professional Loan Program Trust
3.340% due 08/25/47 ~	$4,280,000	4,396,460
3.600% due 02/25/48 ~	8,320,000	8,692,576
Structured Asset Investment Loan Trust 3.404% (USD LIBOR + 1.000%) due 10/25/33 §	1,338,755	1,336,684
United States Small Business Administration 2.980% due 04/01/39	1,810,000	1,871,749

Total Asset-Backed Securities (Cost $116,706,386)		117,544,069

	Principal Amount	Value

U.S. GOVERNMENT AGENCY ISSUES - 1.0%

Fannie Mae
2.277% due 10/09/19	$22,680,000	$22,539,120
6.625% due 11/15/30	15,850,000	22,670,559

Total U.S. Government Agency Issues (Cost $43,136,516)		45,209,679

U.S. TREASURY OBLIGATIONS - 5.8%

U.S. Treasury Bonds - 1.3%

3.000% due 02/15/48	3,180,000	3,479,119
3.000% due 08/15/48	160,000	175,241
3.000% due 02/15/49	950,000	1,042,068
3.750% due 11/15/43	41,100,000	50,560,224

		55,256,652

U.S. Treasury Inflation Protected Securities - 2.0%

0.750% due 02/15/42 ^	7,553,343	7,589,391
1.000% due 02/15/46 ^	9,316,685	9,776,174
1.000% due 02/15/49 ^	36,604,089	38,763,126
1.375% due 02/15/44 ^	18,516,507	21,041,820
2.125% due 02/15/40 ^	5,189,507	6,649,747
2.125% due 02/15/41 ^	3,021,831	3,896,238

		87,716,496

U.S. Treasury Notes - 2.5%

1.750% due 06/30/24	30,790,000	30,765,945
1.875% due 06/30/26	33,300,000	33,299,350
2.125% due 05/31/26	2,010,000	2,042,506
2.500% due 01/31/21	10,030,000	10,134,414
2.750% due 08/31/23	13,740,000	14,291,210
2.875% due 10/15/21	9,670,000	9,914,016
2.875% due 05/15/49	8,120,000	8,698,709

		109,146,150

Total U.S. Treasury Obligations (Cost $243,854,529)		252,119,298

FOREIGN GOVERNMENT BONDS & NOTES - 8.7%

Abu Dhabi Government (United Arab Emirates) 2.500% due 10/11/22 ~	7,560,000	7,626,566
Argentina POM Politica Monetaria (Argentina) 63.705% (ARS Reference Rate + 0.000%) due 06/21/20 §	ARS 14,990,000	345,692
Argentine Bonos del Tesoro (Argentina) 18.200% due 10/03/21	142,410,000	2,348,433
Argentine Republic Government (Argentina)
3.750% due 12/31/38 §	$9,140,000	5,369,841
5.625% due 01/26/22	16,550,000	13,984,915
5.875% due 01/11/28	280,000	213,675
7.125% due 07/06/36	1,240,000	961,632
7.500% due 04/22/26	2,600,000	2,194,426
7.625% due 04/22/46	1,850,000	1,471,212
Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/21	BRL 67,411,000	18,530,577
10.000% due 01/01/23	62,999,000	18,052,582
10.000% due 01/01/27	6,493,000	1,942,388
Brazilian Government (Brazil)
2.625% due 01/05/23	$660,000	655,545
4.625% due 01/13/28	2,620,000	2,752,965
5.000% due 01/27/45	11,070,000	10,952,492
5.625% due 01/07/41	4,690,000	5,034,152
5.625% due 02/21/47	7,120,000	7,599,781
China Government (China)
3.310% due 11/30/25 ~	CNY 109,500,000	16,044,605

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
3.380% due 11/21/24 ~	CNY 17,000,000	$2,500,435
3.390% due 05/21/25 ~	20,500,000	3,009,903
Colombia Government (Colombia) 5.625% due 02/26/44	$3,930,000	4,663,436
Ecuador Government (Ecuador) 7.875% due 01/23/28 ~	2,470,000	2,451,500
Egypt Government (Egypt) 5.577% due 02/21/23 ~	3,500,000	3,564,022
Indonesia Government (Indonesia)
3.500% due 01/11/28	530,000	532,915
3.750% due 04/25/22 ~	1,490,000	1,530,620
3.850% due 07/18/27 ~	1,190,000	1,232,226
4.350% due 01/11/48	1,460,000	1,510,823
4.750% due 02/11/29	4,900,000	5,447,820
4.750% due 07/18/47 ~	400,000	433,140
4.875% due 05/05/21 ~	6,730,000	6,998,990
5.125% due 01/15/45 ~	2,540,000	2,866,426
5.250% due 01/08/47 ~	2,930,000	3,388,300
5.375% due 10/17/23 ~	400,000	439,523
5.875% due 03/13/20 ~	260,000	266,409
5.875% due 01/15/24 ~	973,000	1,092,170
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 1,911,652,912	18,410,435
Kenya Government (Kenya)
6.875% due 06/24/24 ~	$2,590,000	2,762,906
7.250% due 02/28/28 ~	1,210,000	1,257,168
Kuwait Government (Kuwait) 3.500% due 03/20/27 ~	4,750,000	5,064,260
Mexican Bonos (Mexico)
6.500% due 06/09/22	MXN 311,561,300	15,829,384
7.750% due 11/23/34	171,270,000	8,969,796
7.750% due 11/13/42	962,047,500	49,754,553
8.000% due 11/07/47	602,530,000	31,945,776
10.000% due 12/05/24	109,240,000	6,353,817
Mexico Government (Mexico)
4.600% due 02/10/48	$1,120,000	1,159,200
5.750% due 10/12/10	1,450,000	1,587,764
Nigeria Government (Nigeria)
6.500% due 11/28/27 ~	1,440,000	1,445,374
7.143% due 02/23/30 ~	2,400,000	2,432,993
Peruvian Government (Peru)
5.625% due 11/18/50	2,350,000	3,243,023
6.550% due 03/14/37	850,000	1,202,758
Provincia de Buenos Aires (Argentina)
6.500% due 02/15/23 ~	2,060,000	1,732,481
7.875% due 06/15/27 ~	1,770,000	1,323,093
Qatar Government (Qatar)
4.000% due 03/14/29 ~	2,980,000	3,216,603
4.817% due 03/14/49 ~	9,070,000	10,417,757
Republic of Poland Government (Poland) 4.000% due 01/22/24	9,520,000	10,262,484
Russian Federal (Russia)
6.900% due 05/23/29	RUB 442,850,000	6,820,988
7.000% due 01/25/23	198,150,000	3,117,538
7.000% due 08/16/23	234,570,000	3,681,936
7.050% due 01/19/28	657,663,000	10,267,078
7.650% due 04/10/30	839,470,000	13,620,425
8.150% due 02/03/27	458,179,000	7,627,676

Total Foreign Government Bonds & Notes (Cost $400,658,114)		381,517,403

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 6.1%

Repurchase Agreements - 3.6%

Deutsche Bank Securities Inc 2.490% due 07/01/19 (Dated 06/28/19, repurchase price of $145,030,088; collateralized by U.S. Treasury Notes: 0.750% due 07/15/28 and value $148,243,787)	$145,000,000	$145,000,000
Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $10,025,947; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 and value $10,227,357)	10,025,530	10,025,530

		155,025,530

U.S. Government Agency Issues - 2.5%

Federal Home Loan Bank
2.440% due 08/01/19	31,630,000	31,570,079
2.463% due 07/31/19	15,360,000	15,331,968
2.465% due 07/08/19	48,750,000	48,729,241
2.495% due 09/27/19	12,320,000	12,255,251

		107,886,539

Total Short-Term Investments (Cost $262,893,461)		262,912,069

TOTAL INVESTMENTS - 107.1% (Cost $4,561,529,962)		4,670,436,803

DERIVATIVES - 0.3%
(See Notes (b) through (f) in Notes to Schedule of Investments)		13,223,864

OTHER ASSETS & LIABILITIES, NET - (7.4%)		(321,102,035)

NET ASSETS - 100.0%		$4,362,558,632

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition as a percentage of net assets was as follows:

Mortgage-Backed Securities	42.4%
Corporate Bonds & Notes	36.5%
Foreign Government Bonds & Notes	8.7%
Short-Term Investments	6.1%
U.S. Treasury Obligations	5.8%
Senior Loan Notes	3.8%
Others (each less than 3.0%)	3.8%

	107.1%
Derivatives	0.3%
Other Assets & Liabilities, Net	(7.4%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(b)	Open futures contracts outstanding as of June 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AUD FX	09/19	317	$22,112,953	$22,304,120	$191,167
CAD FX	09/19	1,244	93,829,740	95,234,420	1,404,680
CHF FX	09/19	51	6,480,634	6,580,275	99,641
EUR FX	09/19	951	135,608,081	136,070,269	462,188
Euro-Bobl	09/19	53	8,068,526	8,102,203	33,677
Euro-BTP	09/19	533	78,210,761	81,395,790	3,185,029
Euro-Bund	07/19	2,827	503,242,003	503,206,000	(36,003)
Eurodollar	12/19	2,599	633,242,008	637,339,775	4,097,767
Eurodollar	03/20	71	17,340,990	17,446,475	105,485
Eurodollar	06/20	1,534	381,265,909	383,500,000	2,234,091
Eurodollar	03/21	644	157,092,790	158,536,700	1,443,910
GBP FX	09/19	274	21,881,135	21,832,662	(48,473)
JPY FX	09/19	20	2,321,102	2,332,750	11,648
MXN FX	09/19	2,099	53,466,686	54,007,270	540,584
RUB FX	09/19	308	11,890,382	12,058,200	167,818
U.S. Treasury 2-Year Notes	09/19	3,781	808,952,910	813,594,400	4,641,490
U.S. Treasury 5-Year Notes	09/19	10,688	1,246,856,620	1,262,854,000	15,997,380
U.S. Treasury 30-Year Bonds	09/19	2,544	384,460,594	395,830,500	11,369,906
U.S. Treasury Ultra Long Bonds	09/19	5,180	885,805,222	919,773,750	33,968,528

					79,870,513

Short Futures Outstanding
30-Day Federal Funds	07/19	737	299,843,439	299,844,798	(1,359)
30-Day Federal Funds	08/19	325	132,599,490	132,658,008	(58,518)
30-Day Federal Funds	01/20	902	368,004,933	369,642,861	(1,637,928)
Australia 10-Year Notes	09/19	55	5,505,483	5,546,726	(41,243)
Euro-Bund	08/19	289	49,312,901	49,312,500	401
Euro-Bund	09/19	2,877	556,927,826	565,108,059	(8,180,233)
Euro-Buxl	09/19	105	23,492,756	24,225,351	(732,595)
Euro-OAT	09/19	19	3,507,848	3,562,000	(54,152)
Eurodollar	07/19	158	38,590,181	38,619,150	(28,969)
Eurodollar	06/21	1,099	269,336,730	270,463,900	(1,127,170)
Japan 10-Year Bonds	09/19	68	96,800,775	97,034,735	(233,960)
Long Gilt	09/19	227	37,136,375	37,562,688	(426,313)
U.S. Treasury 10-Year Notes	09/19	9,138	1,148,552,201	1,169,378,437	(20,826,236)
U.S. Treasury Ultra 10-Year Notes	09/19	692	93,956,857	95,582,500	(1,625,643)

					(34,973,918)

Total Futures Contracts					$44,896,595

(c)	Forward foreign currency contracts outstanding as of June 30, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
ARS	158,230,000	USD	3,218,346	09/19	JPM	$77,024	$-
BRL	74,520,000	USD	18,889,255	07/19	BRC	490,583	-
BRL	167,303,391	USD	42,881,414	07/19	CIT	627,881	-
BRL	23,730,000	USD	6,081,263	07/19	JPM	90,014	-
BRL	93,207,500	USD	23,000,000	08/19	CIT	1,142,369	-
CAD	65,230,934	USD	49,114,501	07/19	BRC	715,226	-
CNH	119,846,290	USD	17,405,099	07/19	BRC	38,443	-
CNH	22,236,022	USD	3,206,348	09/19	BNP	29,136	-
CNY	613,819	USD	91,292	07/19	BRC	-	(1,816)
CNY	613,819	USD	89,092	10/19	BRC	221	-
EUR	5,444,000	USD	6,122,159	07/19	GSC	75,976	-
GBP	735,850	USD	967,371	07/19	BRC	-	(32,167)
IDR	1,107,727,875,147	USD	76,648,760	07/19	CIT	1,661,723	-
IDR	1,107,727,875,147	USD	77,134,453	10/19	BRC	220,494	-
INR	3,040,320,530	USD	43,117,775	07/19	BRC	888,293	-
INR	3,040,320,530	USD	43,257,033	10/19	BRC	227,965	-
JPY	94,502,000	USD	861,184	07/19	CIT	16,374	-
MXN	232,158,650	USD	12,137,111	07/19	CIT	-	(71,071)
PHP	1,957,843,000	USD	38,194,362	07/19	JPM	-	(9,808)
RUB	1,535,200,000	USD	23,098,045	07/19	BRC	1,134,825	-
RUB	1,259,513,342	USD	19,082,061	07/19	CIT	799,142	-
TWD	7,635,300	USD	248,286	07/19	JPM	-	(1,575)
TWD	7,635,300	USD	247,666	10/19	JPM	73	-
USD	55,507	AUD	80,004	07/19	BRC	-	(689)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	106,707	AUD	154,011	07/19	CIT	$-	($1,473)
USD	16,752,488	AUD	23,507,133	07/19	CIT	240,610	-
USD	10,995	AUD	16,001	07/19	JPM	-	(245)
USD	6,285,619	CHF	6,375,000	07/19	GSC	-	(254,140)
USD	17,784,515	CNH	119,846,290	07/19	JPM	340,973	-
USD	3,206,903	CNH	22,236,022	09/19	CIT	-	(28,581)
USD	17,392,974	CNH	119,846,290	10/19	BRC	-	(36,707)
USD	89,341	CNY	613,819	07/19	BRC	-	(135)
USD	443,873	COP	1,403,749,200	07/19	CIT	7,420	-
USD	28,972,411	EUR	25,690,000	07/19	BNP	-	(297,899)
USD	150,384,633	EUR	132,673,634	07/19	BRC	-	(678,557)
USD	14,910,531	EUR	13,200,000	07/19	CIT	-	(118,011)
USD	78,080,487	IDR	1,107,727,875,147	07/19	BRC	-	(229,995)
USD	43,785,940	INR	3,040,320,530	07/19	BRC	-	(220,128)
USD	25,314,964	JPY	2,801,860,208	07/19	CIT	-	(703,463)
USD	3,031,682	JPY	325,000,000	07/19	CIT	13,692	-
USD	22,924,553	MXN	445,378,538	07/19	CIT	-	(223,218)
USD	22,430,693	MXN	426,764,730	07/19	CIT	250,343	-
USD	36,725,624	PHP	1,957,843,000	07/19	JPM	-	(1,458,930)
USD	38,016,369	PHP	1,957,843,000	10/19	JPM	6,659	-
USD	10,008,806	RUB	646,428,717	07/19	GSC	-	(194,961)
USD	8,810,886	RUB	557,031,440	07/19	GSC	18,239	-
USD	11,834,963	RUB	747,247,713	07/19	JPM	39,785	-
USD	246,698	TWD	7,635,300	07/19	JPM	-	(13)
ZAR	107,540,000	USD	7,507,260	07/19	GSC	113,604	-

Total Forward Foreign Currency Contracts						$9,267,087	($4,563,582)

(d)	Purchased options outstanding as of June 30, 2019 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CNH versus USD	CNH 6.94	08/30/19	BNP	$21,690,000	$227,745	$129,012
Call - EUR versus USD	$1.14	11/04/19	CIT	57,308,478	1,079,978	546,035

					1,307,723	675,047

Put - EUR versus USD	1.12	07/24/19	GSC	27,770,000	315,190	446,375
Put - EUR versus USD	1.13	07/24/19	BNP	57,350,000	618,061	784,606

					933,251	1,230,981

Total Foreign Currency Options					$2,240,974	$1,906,028

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - EUR FX (07/19)	$1.13	07/05/19	CME	164	$23,135,000	$138,335	$336,300
Call - U.S. Treasury 10-Year Notes (08/19)	127.75	07/26/19	CME	126	16,096,500	74,546	94,500
Call - U.S. Treasury 10-Year Notes (08/19)	128.00	07/26/19	CME	65	8,320,000	35,925	39,609
Call - U.S. Treasury 10-Year Notes (08/19)	134.00	07/26/19	CME	6,545	877,030,000	215,854	6,545
Call - U.S. Treasury 10-Year Notes (08/19)	134.50	07/26/19	CME	1,379	185,475,500	45,479	1,379
Call - U.S. Treasury Bonds (08/19)	155.50	07/26/19	CME	16	2,488,000	20,778	20,250
Call - AUD FX (08/19)	69.00	08/09/19	CME	44	3,036,000	31,790	70,840

						562,707	569,423

Put - U.S. Treasury 2-Year Notes (08/19)	105.50	07/26/19	CME	1,100	232,100,000	36,278	1,100
Put - U.S. Treasury 5-Year Notes (08/19)	111.75	07/26/19	CME	2,400	268,200,000	41,652	2,400
Put - U.S. Treasury 5-Year Notes (08/19)	113.25	07/26/19	CME	7,780	881,085,000	195,807	60,785
Put - U.S. Treasury 5-Year Notes (08/19)	114.25	07/26/19	CME	501	57,239,250	8,695	3,914
Put - U.S. Treasury 5-Year Notes (08/19)	114.50	07/26/19	CME	501	57,364,500	8,695	3,915
Put - U.S. Treasury Bonds (08/19)	128.00	07/26/19	CME	32	4,096,000	19,805	20,500
Put - U.S. Treasury Bonds (08/19)	135.00	07/26/19	CME	1,205	162,675,000	39,741	1,205
Put - U.S. Treasury Bonds (08/19)	137.00	07/26/19	CME	48	6,576,000	1,583	48
Put - U.S. Treasury Bonds (08/19)	155.50	07/26/19	CME	31	4,820,500	36,866	36,328
Put - U.S. Treasury 2-Year Notes (9/19)	105.00	08/23/19	CME	2,500	525,000,000	82,450	2,500
Put - U.S. Treasury 5-Year Notes (09/19)	113.75	08/23/19	CME	11	1,251,250	277	258

						471,849	132,953

Total Options on Futures						$1,034,556	$702,376

Total Purchased Options						$3,275,530	$2,608,404

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(e)	Premiums received and value of written options outstanding as of June 30, 2019 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - CNH versus USD	CNH 7.13	08/30/19	BNP	$43,380,000	$153,999	($81,858)

Put - BRL versus USD	BRL 3.95	08/28/19	CIT	61,500,000	903,127	(2,309,263)

Total Foreign Currency Options					$1,057,126	($2,391,121)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - EUR FX (07/19)	$1.14	07/05/19	CME	12	$1,710,000	$2,970	($9,900)
Call - AUD FX (07/19)	70.00	07/05/19	CME	22	1,540,000	9,295	(11,880)
Call - U.S. Treasury 10-Year Notes (07/19)	128.25	07/05/19	CME	31	3,975,750	7,696	(8,234)
Call - U.S. Treasury 5-Year Notes (08/19)	118.00	07/26/19	CME	180	21,240,000	78,978	(87,187)
Call - U.S. Treasury 5-Year Notes (08/19)	118.25	07/26/19	CME	195	23,058,750	51,460	(71,602)
Call - U.S. Treasury 5-Year Notes (08/19)	118.50	07/26/19	CME	196	23,226,000	67,036	(52,062)
Call - U.S. Treasury 5-Year Notes (08/19)	118.75	07/26/19	CME	231	27,431,250	65,389	(43,312)
Call - U.S. Treasury 10-Year Notes (08/19)	127.50	07/26/19	CME	8	1,020,000	4,111	(7,125)
Call - U.S. Treasury 10-Year Notes (08/19)	128.50	07/26/19	CME	47	6,039,500	17,544	(19,094)
Call - U.S. Treasury 10-Year Notes (08/19)	128.75	07/26/19	CME	94	12,102,500	32,150	(30,844)
Call - U.S. Treasury 10-Year Notes (08/19)	129.00	07/26/19	CME	381	49,149,000	136,903	(101,203)
Call - U.S. Treasury 10-Year Notes (08/19)	129.50	07/26/19	CME	56	7,252,000	14,778	(8,750)
Call - U.S. Treasury 30-Year Bonds (08/19)	154.00	07/26/19	CME	96	14,784,000	121,334	(207,000)
Call - U.S. Treasury 30-Year Bonds (08/19)	155.00	07/26/19	CME	32	4,960,000	29,445	(49,000)
Call - U.S. Treasury 30-Year Bonds (08/19)	156.00	07/26/19	CME	205	31,980,000	187,192	(211,406)
Call - U.S. Treasury 30-Year Bonds (08/19)	158.00	07/26/19	CME	32	5,056,000	10,945	(13,000)
Call - EUR FX (08/19)	1.15	08/09/19	CME	43	6,181,250	25,417	(35,475)
Call - U.S. Treasury 5-Year Notes (09/19)	119.00	08/23/19	CME	163	19,397,000	46,843	(42,024)
Call - U.S. Treasury 10-Year Notes (09/19)	126.00	08/23/19	CME	164	20,664,000	63,779	(358,750)
Call - U.S. Treasury 10-Year Notes (09/19)	127.00	08/23/19	CME	128	16,256,000	57,779	(182,000)
Call - U.S. Treasury 10-Year Notes (09/19)	127.50	08/23/19	CME	128	16,320,000	46,779	(144,000)
Call - U.S. Treasury 10-Year Notes (09/19)	129.00	08/23/19	CME	231	29,799,000	113,397	(111,891)
Call - U.S. Treasury 10-Year Notes (09/19)	131.00	08/23/19	CME	158	20,698,000	39,227	(24,687)
Call - U.S. Treasury 30-Year Bonds (09/19)	153.00	08/23/19	CME	48	7,344,000	43,417	(159,750)
Call - U.S. Treasury 30-Year Bonds (09/19)	156.00	08/23/19	CME	94	14,664,000	132,759	(148,344)
Call - CAD FX (09/19)	76.00	09/06/19	CME	21	1,596,000	6,248	(21,840)

						1,412,871	(2,160,360)

Put - U.S. Treasury 5-Year Notes (08/19)	117.00	07/26/19	CME	395	46,215,000	89,848	(24,688)
Put - U.S. Treasury 5-Year Notes (08/19)	117.25	07/26/19	CME	494	57,921,500	120,302	(46,313)
Put - U.S. Treasury 5-Year Notes (08/19)	117.50	07/26/19	CME	197	23,147,500	68,909	(29,242)
Put - U.S. Treasury 5-Year Notes (08/19)	117.75	07/26/19	CME	98	11,539,500	21,268	(22,204)
Put - U.S. Treasury 10-Year Notes (08/19)	125.00	07/26/19	CME	64	8,000,000	8,889	(2,000)
Put - U.S. Treasury 10-Year Notes (08/19)	126.00	07/26/19	CME	240	30,240,000	83,585	(18,750)
Put - U.S. Treasury 10-Year Notes (08/19)	126.50	07/26/19	CME	206	26,059,000	88,409	(28,969)
Put - U.S. Treasury 10-Year Notes (08/19)	127.00	07/26/19	CME	269	34,163,000	84,035	(67,250)
Put - U.S. Treasury 10-Year Notes (08/19)	127.25	07/26/19	CME	63	8,016,750	22,532	(20,672)
Put - U.S. Treasury 10-Year Notes (08/19)	127.50	07/26/19	CME	11	1,402,500	4,622	(4,641)
Put - U.S. Treasury 30-Year Bonds (08/19)	150.00	07/26/19	CME	32	4,800,000	10,945	(2,500)
Put - U.S. Treasury 30-Year Bonds (08/19)	152.00	07/26/19	CME	64	9,728,000	49,889	(12,000)
Put - U.S. Treasury 30-Year Bonds (08/19)	153.00	07/26/19	CME	63	9,639,000	48,657	(20,672)
Put - U.S. Treasury 30-Year Bonds (08/19)	154.00	07/26/19	CME	79	12,166,000	55,207	(44,437)
Put - U.S. Treasury 30-Year Bonds (08/19)	155.00	07/26/19	CME	47	7,285,000	49,122	(44,062)
Put - U.S. Treasury 5-Year Notes (09/19)	116.00	08/23/19	CME	268	31,088,000	103,177	(14,656)
Put - U.S. Treasury 5-Year Notes (09/19)	117.25	08/23/19	CME	526	61,673,500	210,215	(106,844)
Put - U.S. Treasury 10-Year Notes (09/19)	123.50	08/23/19	CME	136	16,796,000	36,140	(8,500)
Put - U.S. Treasury 10-Year Notes (09/19)	124.00	08/23/19	CME	24	2,976,000	11,583	(1,500)
Put - U.S. Treasury 10-Year Notes (09/19)	125.00	08/23/19	CME	184	23,000,000	64,307	(20,125)
Put - U.S. Treasury 10-Year Notes (09/19)	125.50	08/23/19	CME	72	9,036,000	42,625	(10,125)
Put - U.S. Treasury 10-Year Notes (09/19)	126.50	08/23/19	CME	1,709	216,188,500	998,543	(534,062)
Put - U.S. Treasury 10-Year Notes (09/19)	126.00	08/23/19	CME	221	27,846,000	83,961	(48,344)
Put - U.S. Treasury 10-Year Notes (09/19)	127.00	08/23/19	CME	1,693	215,011,000	811,555	(767,141)
Put - U.S. Treasury 10-Year Notes (09/19)	127.50	08/23/19	CME	95	12,112,500	56,273	(62,344)
Put - U.S. Treasury 30-Year Bonds (09/19)	151.00	08/23/19	CME	48	7,248,000	41,917	(17,250)
Put - U.S. Treasury 30-Year Bonds (09/19)	153.00	08/23/19	CME	47	7,191,000	32,231	(34,515)

						3,298,746	(2,013,806)

Total Options on Futures						$4,711,617	($4,174,166)

Total Written Options						$5,768,743	($6,565,287)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(f)	Swap agreements outstanding as of June 30, 2019 were as follows:

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY32 5Y	Q	5.000%	06/20/24	ICE	$2,270,000	($174,883)	($170,565)	($4,318)

Credit Default Swaps on Credit Indices – Sell Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY32 5Y	Q	1.000%	06/20/24	ICE	$390,842,586	$8,560,451	$6,101,074	$2,459,377
CDX HY32 10Y	Q	1.000%	06/20/29	ICE	14,010,000	(24,201)	(161,565)	137,364

						$8,536,250	$5,939,509	$2,596,741

Total Credit Default Swaps						$8,361,367	$5,768,944	$2,592,423

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
8.410%	Brazil CETIP Interbank	Z/Z	CIT	01/02/20	BRL 500,890,000	$3,745,929	$150,545	$3,595,384

			Exchange
1.705%	3-Month USD-LIBOR	S/Q	CME	09/28/19	$36,100,000	89,752	-	89,752
1.138%	3-Month USD-LIBOR	S/Q	CME	10/17/19	81,360,000	(548,393)	-	(548,393)
1.671%	3-Month USD-LIBOR	S/Q	CME	06/14/20	99,520,000	(385,084)	(28,682)	(356,402)
7.351%	28-Day MXN TIIE	L/L	CME	04/05/21	MXN 2,643,000,000	(698,774)	(20,591)	(678,183)
1.800%	1-Day U.S. Fed Funds	A/A	CME	06/15/21	$139,160,000	773,533	7,185	766,348
7.330%	28-Day MXN TIIE	L/L	CME	04/06/22	MXN 1,812,100,000	(128,140)	(43,807)	(84,333)
2.250%	3-Month USD-LIBOR	S/Q	CME	04/26/22	$246,154,000	1,533,862	56,923	1,476,939
1.850%	3-Month USD-LIBOR	S/Q	CME	06/15/22	149,380,000	421,701	(34,752)	456,453
3.000%	3-Month USD-LIBOR	S/Q	CME	02/15/36	57,378,000	7,233,714	33,196	7,200,518

						8,292,171	(30,528)	8,322,699

Total Interest Rate Swaps – Long						$12,038,100	$120,017	$11,918,083

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.271%	6-Month GBP-LIBOR	S/S	CME	10/26/21	GBP 33,298,000	($368,378)	$16,164	($384,542)
1.385%	3-Month GBP-LIBOR	A/A	CME	10/30/21	161,330,000	(1,252,040)	(57,656)	(1,194,384)
2.300%	3-Month USD-LIBOR	S/Q	CME	04/26/23	$250,769,000	(1,423,061)	16,923	(1,439,984)
2.250%	3-Month USD-LIBOR	S/Q	CME	12/31/25	109,120,000	(2,911,711)	573,522	(3,485,233)
2.500%	3-Month USD-LIBOR	S/Q	CME	01/31/26	246,189,000	(10,387,010)	(3,315,009)	(7,072,001)
1.550%	1-Day U.S. Fed Funds	A/A	CME	04/30/26	156,555,000	107,162	192,330	(85,168)
1.850%	3-Month USD-LIBOR	S/Q	CME	04/30/26	9,759,000	(25,351)	15,654	(41,005)
3.330%	3-Month USD-LIBOR	S/Q	CME	02/15/44	44,697,000	(10,157,362)	(1,964)	(10,155,398)
2.875%	3-Month USD-LIBOR	S/Q	CME	05/15/44	42,032,000	(5,459,060)	239,747	(5,698,807)
3.000%	3-Month USD-LIBOR	S/Q	CME	05/15/44	42,476,000	(6,573,907)	33,097	(6,607,004)
2.750%	3-Month USD-LIBOR	S/Q	CME	08/15/44	80,019,000	(8,435,955)	(696,705)	(7,739,250)
0.641%	6-Month JPY-LIBOR	S/S	CME	05/09/46	JPY 2,649,800,000	(1,768,627)	-	(1,768,627)
1.498%	6-Month EUR-LIBOR	A/S	CME	08/23/47	EUR 5,000,500	(1,264,234)	(5,778)	(1,258,456)

						($49,919,534)	($2,989,675)	($46,929,859)

Total Interest Rate Swaps						($37,881,434)	($2,869,658)	($35,011,776)

Total Swap Agreements						($29,520,067)	$2,899,286	($32,419,353)

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps

	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swap Agreements
Assets	$150,545	$3,595,384
Liabilities	-	-
Centrally Cleared Swap Agreements (1)
Assets	7,285,815	12,586,751
Liabilities	(4,537,074)	(48,601,488)

	$2,899,286	($32,419,353)

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$5,198,169	$5,198,169	$-	$-
	Corporate Bonds & Notes	1,591,188,960		1,591,188,960	-
	Senior Loan Notes	164,064,883		164,064,883	-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	194,770,574	-	184,568,219	10,202,355
	Collateralized Mortgage Obligations - Residential	378,636,937	-	370,549,433	8,087,504
	Fannie Mae	485,155,844	-	485,155,844	-
	Freddie Mac	284,035,743	-	284,035,743	-
	Government National Mortgage Association	508,083,175	-	508,083,175	-

	Total Mortgage-Backed Securities	1,850,682,273	-	1,832,392,414	18,289,859

	Asset-Backed Securities	117,544,069	-	117,544,069	-
	U.S. Government Agency Issues	45,209,679	-	45,209,679	-
	U.S. Treasury Obligations	252,119,298	-	252,119,298	-
	Foreign Government Bonds & Notes	381,517,403	-	381,517,403	-
	Short-Term Investments	262,912,069	-	262,912,069	-
	Derivatives:
	Credit Contracts
	Swaps	2,596,741	-	2,596,741	-
	Foreign Currency Contracts
	Futures	2,877,726	2,877,726	-	-
	Forward Foreign Currency Contracts	9,267,087	-	9,267,087	-
	Purchased Options	2,313,168	-	2,313,168	-

	Total Foreign Currency Contracts	14,457,981	2,877,726	11,580,255	-

	Interest Rate Contracts
	Futures	77,077,664	77,077,664	-	-
	Purchased Options	295,236	-	295,236	-
	Swaps	13,585,394	-	13,585,394	-

	Total Interest Rate Contracts	90,958,294	77,077,664	13,880,630	-

	Total Asset - Derivatives	108,013,016	79,955,390	28,057,626	-

	Total Assets	4,778,449,819	85,153,559	4,675,006,401	18,289,859

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(4,318)	-	(4,318)	-
	Foreign Currency Contracts
	Futures	(48,473)	(48,473)	-	-
	Forward Foreign Currency Contracts	(4,563,582)	-	(4,563,582)	-
	Written Options	(2,470,216)	-	(2,470,216)	-

	Total Foreign Currency Contracts	(7,082,271)	(48,473)	(7,033,798)	-

	Interest Rate Contracts
	Futures	(35,010,322)	(35,010,322)	-	-
	Written Options	(4,095,071)	-	(4,095,071)	-
	Swaps	(48,597,170)	-	(48,597,170)	-

	Total Interest Rate Contracts	(87,702,563)	(35,010,322)	(52,692,241)	-

	Total Liabilities - Derivatives	(94,789,152)	(35,058,795)	(59,730,357)	-

	Total Liabilities	(94,789,152)	(35,058,795)	(59,730,357)	-

	Total	$4,683,660,667	$50,094,764	$4,615,276,044	$18,289,859

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.1%

Communications - 0.1%

Clear Channel Outdoor Holdings Inc *	36,440	$171,997
iHeartMedia Inc ‘A’ *	44,464	669,183

		841,180

Total Common Stocks (Cost $1,036,708)		841,180

EXCHANGE-TRADED FUNDS - 1.5%

Invesco Senior Loan	219,780	4,980,215
SPDR Blackstone	110,000	5,084,200

		10,064,415

Total Exchange-Traded Funds (Cost $10,097,848)		10,064,415

	Principal Amount

CORPORATE BONDS & NOTES - 2.9%

Communications - 0.3%

CSC Holdings LLC
5.125% due 12/15/21 ~	$2,000,000	2,005,000
iHeartCommunications Inc
6.375% due 05/01/26	87,636	93,442
8.375% due 05/01/27	158,841	167,183

		2,265,625

Consumer, Cyclical - 0.3%

eG Global Finance PLC (United Kingdom) 6.750% due 02/07/25 ~	2,000,000	1,989,400

Consumer, Non-Cyclical - 0.4%

Ahern Rentals Inc 7.375% due 05/15/23 ~	2,375,000	2,119,688
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	153,000	160,967

		2,280,655

Industrial - 1.6%

GFL Environmental Inc (Canada) 5.625% due 05/01/22 ~	1,396,000	1,413,450
Reynolds Group Issuer Inc 5.750% due 10/15/20	4,845,539	4,863,709
TransDigm Inc
6.000% due 07/15/22	1,250,000	1,265,625
6.250% due 03/15/26 ~	3,000,000	3,146,250

		10,689,034

Utilities - 0.3%

Talen Energy Supply LLC 6.625% due 01/15/28 # ~	1,750,000	1,745,625

Total Corporate Bonds & Notes (Cost $19,088,538)		18,970,339

SENIOR LOAN NOTES - 93.2%

Basic Materials - 3.0%

Aleris International Inc 7.152% (USD LIBOR + 4.750%) due 02/27/23 §	2,475,000	2,481,187
GrafTech Finance Inc Term B 5.902% (USD LIBOR + 3.500%) due 02/12/25 §	476,806	469,206

	Principal Amount	Value
Messer Industries GmbH 4.830% (USD LIBOR + 2.500%) due 03/01/26 §	$6,209,438	$6,127,939
PQ Corp Term B 5.083% (USD LIBOR + 2.500%) due 02/08/25 §	408,202	406,958
Solenis Holdings LLC 6.772% (USD LIBOR + 4.250%) due 06/26/25 §	3,837,810	3,798,473
Starfruit Finco B.V Term B (Netherlands) 5.669% (USD LIBOR + 3.250%) due 10/01/25 §	6,758,063	6,667,923

		19,951,686

Communications - 8.1%

Ancestry.com Operations Inc 5.660% (USD LIBOR + 3.250%) due 10/19/23 § µ	7,850,943	7,841,090
CommScope Inc Term B 5.652% (USD LIBOR + 3.250%) due 04/06/26 §	2,500,000	2,500,313
CSC Holdings LLC Term B 4.894% (USD LIBOR + 2.500%) due 01/25/26 §	1,967,462	1,948,024
5.394% (USD LIBOR + 3.000%) due 04/15/27 §	2,625,000	2,598,750
iHeartCommunications Inc
6.579% (USD LIBOR + 4.000%) due 05/01/26 § µ	1,841,713	1,846,317
MTN Infrastructure TopCo Inc Term B 5.402% (USD LIBOR + 3.000%) due 11/15/24 §	3,695,682	3,676,050
NEP 5.652% (USD LIBOR + 3.250%) due 10/20/25 §	1,122,180	1,122,882
9.402% (USD LIBOR + 7.000%) due 10/19/26 §	1,000,000	995,000
SBA Senior Finance II LLC Term B 4.410% (USD LIBOR + 2.000%) due 04/11/25 §	6,977,018	6,895,798
Sprint Communications Inc
Term B
4.938% (USD LIBOR + 2.500%) due 02/02/24 §	9,934,023	9,801,573
5.438% (USD LIBOR + 3.000%) due 02/02/24 §	5,970,000	5,925,177
Telesat Canada Term B4 (Canada) 4.830% (USD LIBOR + 2.500%) due 11/17/23 §	2,816,692	2,789,674
Uber Technologies Seris A 6.411% (USD LIBOR + 4.000%) due 04/04/25 §	3,202,700	3,208,705
Zayo Group LLC 4.652% (USD LIBOR + 2.250%) due 01/19/24 §	2,500,000	2,501,875

		53,651,228

Consumer, Cyclical - 18.8%

American Builders & Contractors Supply Co Inc Term B 4.402% (USD LIBOR + 2.000%) due 10/31/23 §	10,876,178	10,734,276
Bass Pro Group LLC Term B 7.402% (USD LIBOR + 5.000%) due 09/25/24 §	3,797,163	3,634,572
BJ’s Wholesale Club Inc 5.161% (USD LIBOR + 2.750%) due 02/03/24 §	4,749,002	4,760,580

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Bombardier Recreational Products Inc Term B2 (Canada) due 05/23/25 µ	$1,000,000	$990,938
Boyd Gaming Corp Term B3 4.622% (USD LIBOR + 2.250%) due 09/15/23 §	2,031,387	2,024,024
Caesars Resort Collection LLC Term B 5.152% (USD LIBOR + 2.750%) due 12/22/24 §	9,673,992	9,508,151
CityCenter Holdings LLC Term B 4.652% (USD LIBOR + 2.250%) due 04/18/24 §	2,716,079	2,710,258
ClubCorp Holdings Inc Term B 5.080% (USD LIBOR + 2.750%) due 09/18/24 §	2,875,609	2,667,127
Core & Main LP Term B 5.520% (USD LIBOR + 3.000%) due 08/01/24 §	640,250	639,583
Curium BidCo SARL Term B (Luxembourg) due 06/25/26 µ	1,750,000	1,751,094
EG America LLC (2nd Lien) (United Kingdom) 10.330% (USD LIBOR + 8.000%) due 04/20/26 §	1,945,044	1,930,457
Flynn Restaurant Group LP (2nd Lien) 9.419% (USD LIBOR + 7.000%) due 06/29/26 §	4,260,000	4,132,200
Golden Nugget Inc Term B 5.149% (USD LIBOR + 2.750%) due 10/04/23 §	6,907,540	6,859,512
IRB Holding Corp 5.644% (USD LIBOR + 3.250%) due 02/05/25 §	4,479,411	4,435,083
K-Mac Holdings Corp (2nd Lien) 9.152% (USD LIBOR + 6.750%) due 03/16/26 §	3,500,000	3,482,500
Live Nation Entertainment Inc Term B3 4.188% (USD LIBOR + 1.750%) due 10/31/23 §	1,929,783	1,929,181
Navistar International Corp Term B 5.910% (USD LIBOR + 3.500%) due 11/06/24 §	2,075,118	2,075,983
New Red Finance Inc Term B3 (Canada) 4.652% (USD LIBOR + 2.250%) due 02/16/24 §	8,068,341	8,024,215
NPC International Inc
5.939% (USD LIBOR + 3.500%) due 04/19/24 §	4,666,875	3,780,169
(2nd Lien)
9.939% (USD LIBOR + 7.500%) due 04/18/25 §	2,625,000	1,594,687
P.F. Chang’s China Bistro Inc 8.700% (USD LIBOR + 6.500%) due 03/01/26 §	1,995,000	1,935,150
Panther BF Aggregator 2 LP Term B (Canada) 5.902% (USD LIBOR + 3.500%) due 04/30/26 §	5,250,000	5,213,250
Party City Holdings Inc Term B 4.910% (USD LIBOR + 2.500%) due 08/19/22 §	670,942	667,867
SeaWorld Parks & Entertainment Inc Term B5 5.402% (USD LIBOR + 3.000%) due 03/31/24 §	5,877,590	5,873,282
SMG US Midco 2 Inc
5.402% (USD LIBOR + 3.000%) due 01/23/25 §	2,946,554	2,932,740

	Principal Amount	Value
(2nd Lien)
9.402% (USD LIBOR + 7.000%) due 01/23/26 §	$6,733,000	$6,800,330
Spin Holdco Inc Term B 5.851% (USD LIBOR + 3.250%) due 11/14/22 §	4,772,795	4,688,847
SRS Distribution Inc 5.652% (USD LIBOR + 3.250%) due 05/23/25 §	5,634,330	5,408,957
Tacala LLC (2nd Lien) 9.402% (USD LIBOR + 7.000%) due 01/30/26 §	2,625,000	2,651,250
TKC Holdings Inc 6.160% (USD LIBOR + 3.750%) due 02/01/23 §	2,627,025	2,574,484
Univar Inc Term B
4.652% (USD LIBOR + 2.250%) due 07/01/24 §	5,919,540	5,910,495
4.902% (USD LIBOR + 2.500%) due 07/01/24 §	1,020,992	1,021,120
William Morris Endeavor Entertainment LLC 5.160% (USD LIBOR + 2.750%) due 05/18/25 §	949,617	918,754

		124,261,116

Consumer, Non-Cyclical - 20.5%

Acadia Healthcare Co Inc Term B4 4.902% (USD LIBOR + 2.500%) due 02/16/23 §	2,793,773	2,784,694
Accelerated Health Systems LLC Term B 5.919% (USD LIBOR + 3.500%) due 10/31/25 §	746,250	750,914
Albertsons LLC
Term B6
5.402% (USD LIBOR + 3.000%) due 06/22/23 §	3,554,912	3,556,888
Term B7
5.402% (USD LIBOR + 3.000%) due 11/17/25 §	2,004,369	1,997,389
AlixPartners LLP Term B 5.152% (USD LIBOR + 2.750%) due 04/04/24 §	9,436,673	9,428,246
Allied Universal Holdco LLC
6.152% (USD LIBOR + 3.750%) due 07/28/22 §	7,425,427	7,423,570
6.652% (USD LIBOR + 4.250%) due 07/28/22 §	1,243,750	1,243,167
Term B
due 06/26/26 µ	5,686,937	5,681,011
Alphabet Holding Co Inc 5.902% (USD LIBOR + 3.500%) due 09/26/24 §	2,712,405	2,567,460
Arterra Wines Canada Inc Term B1 (Canada) 5.169% (USD LIBOR + 2.750%) due 12/15/23 §	2,567,483	2,548,227
Atlantic Aviation FBO Inc Term B 6.160% (USD LIBOR + 3.750%) due 12/06/25 §	1,243,750	1,254,602
Avantor Inc 5.402% (USD LIBOR + 3.000%) due 11/21/24 § µ	3,067,744	3,077,330
Catalent Pharma Solutions Inc Term B2
4.652% (USD LIBOR + 2.250%) due 05/18/26 §	997,500	998,739
Change Healthcare Holdings LLC Term B 5.152% (USD LIBOR + 2.750%) due 03/01/24 §	4,689,461	4,659,176

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
CHG PPC Parent LLC Term B 5.152% (USD LIBOR + 2.750%) due 03/31/25 §	$5,221,852	$5,192,417
Garda World Security Corp (Canada) 6.020% (USD LIBOR + 3.500%) due 05/24/24 §	2,667,462	2,653,125
Grifols Worldwide Operations USA Inc 4.635% (USD LIBOR + 2.250%) due 01/31/25 §	2,052,750	2,049,250
Hearthside Food Solutions LLC 6.402% (USD LIBOR + 4.000%) due 05/23/25 §	3,980,000	3,945,175
Heartland Dental LLC 6.152% (USD LIBOR + 3.750%) due 04/30/25 §	4,118,038	3,919,000
Jaguar Holding Co II 4.902% (USD LIBOR + 2.500%) due 08/18/22 §	8,056,433	8,017,593
Mister Car Wash Holdings Inc Term B 5.901% (USD LIBOR + 3.500%) due 05/14/26 §	2,238,095	2,233,433
NVA Holdings Inc Term B3 5.152% (USD LIBOR + 2.750%) due 02/02/25 §	3,662,696	3,661,169
Term B4 5.939% (USD LIBOR + 3.500%) due 02/02/25 §	2,376,000	2,377,485
Ortho-Clinical Diagnostics SA Term B 5.680% (USD LIBOR + 3.250%) due 06/30/25 §	2,072,605	1,997,042
Pearl Intermediate Parent LLC
5.152% (USD LIBOR + 2.750%) due 02/14/25 §	4,252,080	4,124,517
5.652% (USD LIBOR + 3.250%) due 02/14/25 §	4,220,612	4,144,114
8.652% (USD LIBOR + 6.250%) due 02/13/26 §	1,500,000	1,458,750
Prestige Brands Inc Term B4 4.402% (USD LIBOR + 2.000%) due 01/26/24 §	1,369,869	1,364,218
Prime Security Services Borrower LLC 5.152% (USD LIBOR + 2.750%) due 05/02/22 §	4,493,800	4,469,287
PSC Industrial Holdings Corp
6.144% (USD LIBOR + 3.750%) due 10/03/24 §	1,231,250	1,229,455
(2nd Lien)
10.894% (USD LIBOR + 8.500%) due 10/03/25 §	1,584,000	1,528,560
Refresco Group BV Term B3 (Netherlands) 5.768% (USD LIBOR + 3.250%) due 03/28/25 §	1,732,500	1,728,169
RegionalCare Hospital Partners Holdings Inc Term B 6.904% (USD LIBOR + 4.500%) due 11/17/25 §	4,477,500	4,462,948
US Foods Inc Term B 4.402% (USD LIBOR + 2.000%) due 06/27/23 §	1,495,651	1,487,905
Valeant Pharmaceuticals International Inc Term B (Canada) 5.412% (USD LIBOR + 3.000%) due 06/02/25 §	11,958,060	11,965,534
Vetcor Professional Practices LLC 5.402% (USD LIBOR + 3.000%) due 07/02/25 §	4,455,000	4,365,900
Wand NewCo 3 Inc 5.919% (USD LIBOR + 3.500%) due 02/05/26 § µ	9,250,000	9,264,448

		135,610,907

	Principal Amount	Value
Energy - 1.4%

Prairie ECI Acquiror LP Term B 7.080% (USD LIBOR + 4.750%) due 03/11/26 §	$9,556,050	$9,579,940

Financial - 7.2%

Alliant Holdings Intermediate LLC
Term B
5.404% (USD LIBOR + 3.000%) due 05/09/25 §	5,137,610	5,002,748
5.662% (USD LIBOR + 3.250%) due 05/09/25 §	250,000	247,125
AssuredPartners Inc 5.902% (USD LIBOR + 3.500%) due 10/22/24 §	6,317,444	6,266,115
Deerfield Dakota Holding LLC Term B 5.652% (USD LIBOR + 3.250%) due 02/13/25 §	6,569,515	6,391,593
DTZ U.S. Borrower LLC Term B 5.652% (USD LIBOR + 3.250%) due 08/21/25 §	5,185,813	5,177,359
Hub International Ltd Term B 5.586% (USD LIBOR + 3.000%) due 04/25/25 §	8,220,728	8,029,341
MGM Growth Properties Operating Partnership LP Term B 4.402% (USD LIBOR + 2.000%) due 03/21/25 §	5,311,538	5,288,300
NFP Corp Term B 5.402% (USD LIBOR + 3.000%) due 01/08/24 §	4,643,518	4,519,968
Rocket Software Inc (2nd Lien) 10.652% (USD LIBOR + 8.250%) due 11/20/26 §	500,000	486,000
USI Inc 5.330% (USD LIBOR + 3.000%) due 05/16/24 §	6,137,662	5,995,728

		47,404,277

Industrial - 21.4%

Advanced Disposal Services Inc Term B3 4.635% (USD LIBOR + 2.250%) due 11/10/23 §	10,645,554	10,646,288
Anvil International LLC
7.330% (USD LIBOR + 5.000%) due 05/28/26 §	1,000,000	981,875
2nd Lien
11.330% (USD LIBOR + 9.000%) due 05/28/27 §	875,000	833,438
Avolon SARL Term B3 (Ireland) 4.133% (USD LIBOR + 1.750%) due 01/15/25 §	5,240,975	5,239,157
Berry Global Inc
Term Q
4.412% (USD LIBOR + 2.000%) due 10/01/22 §	3,500,000	3,480,649
Term T
4.162% (USD LIBOR + 1.750%) due 01/06/21 §	4,321,848	4,313,744
Brand Energy & Infrastructure Services Inc 6.788% (USD LIBOR + 4.250%) due 06/21/24 §	2,905,942	2,824,575
Consolidated Container Co LLC 5.152% (USD LIBOR + 2.750%) due 05/22/24 §	4,912,688	4,851,279
Cortes NP Acquisition Corp Term B 6.330% (USD LIBOR + 4.000%) due 11/30/23 §	2,325,000	2,213,081

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
DiversiTech Holdings Inc 5.330% (USD LIBOR + 3.000%) due 06/03/24 §	$583,792	$563,359
Dynasty Acquisition Co Inc Term B1 6.330% (USD LIBOR + 4.000%) due 04/06/26 § µ	6,213,341	6,247,321
Engineered Machinery Holdings Inc 6.580% (USD LIBOR + 4.250%) due 07/19/24 §	746,250	746,872
EWT Holdings III Corp 5.402% (USD LIBOR + 3.000%) due 12/20/24 §	4,428,062	4,414,224
Filtration Group Corp 5.402% (USD LIBOR + 3.000%) due 03/29/25 §	7,743,429	7,736,515
Flex Acquisition Co Inc
5.440% (USD LIBOR + 3.000%) due 12/29/23 §	2,613,075	2,489,422
5.690% (USD LIBOR + 3.250%) due 06/29/25 §	1,985,871	1,891,186
Gardner Denver Inc Term B 5.152% (USD LIBOR + 2.750%) due 07/30/24 §	793,737	795,721
Gates Global LLC Term B 5.152% (USD LIBOR + 2.750%) due 04/01/24 §	5,207,619	5,187,007
GFL Environmental Inc Term B (Canada) 5.402% (USD LIBOR + 3.000%) due 05/30/25 §	9,071,205	8,932,869
Global Brass & Copper Inc Term B 4.938% (USD LIBOR + 2.500%) due 05/29/25 §	510,563	510,550
Gopher Resource LLC 5.652% (USD LIBOR + 3.250%) due 03/06/25 §	2,969,925	2,958,788
Klockner-Pentaplast of America Inc Term B2 6.652% (USD LIBOR + 4.250%) due 06/30/22 §	3,008,515	2,670,057
Multi Color Corp Term B 6.500% (US PRIME + 1.250%) due 10/31/24 §	3,987,355	3,994,001
NCI Building Systems Inc 6.354% (USD LIBOR + 3.750%) due 04/12/25 §	2,694,447	2,627,086
Plastipak Packaging Inc Term B 4.910% (USD LIBOR + 2.500%) due 10/14/24 §	3,782,943	3,764,028
Pro Mach Group Inc Term B 5.144% (USD LIBOR + 2.750%) due 03/07/25 §	2,175,244	2,097,751
Quikrete Holdings Inc 5.152% (USD LIBOR + 2.750%) due 11/15/23 §	2,556,752	2,516,604
Reynolds Group Holdings Inc 5.152% (USD LIBOR + 2.750%) due 02/05/23 §	10,845,949	10,780,005
StandardAero (Canada) 6.330% (USD LIBOR + 4.000%) due 04/06/26 §	3,340,506	3,358,775
Summit Materials Cos I LLC Term B 4.402% (USD LIBOR + 2.000%) due 11/21/24 §	1,280,500	1,275,698
Sundyne US Purchaser Inc 6.402% (USD LIBOR + 4.000%) due 05/15/26 §	500,000	501,250
The Crosby Group LLC Term B due 06/12/26 µ	1,500,000	1,490,003

	Principal Amount	Value
The Hillman Group Inc Term B 6.402% (USD LIBOR + 4.000%) due 05/31/25 § µ	$5,122,883	$4,940,381
Transcendia Inc 5.902% (USD LIBOR + 3.500%) due 05/30/24 §	2,942,660	2,655,750
TransDigm Inc
Term F
4.830% (USD LIBOR + 2.500%) due 06/09/23 §	12,133,972	11,932,050
Term G
4.830% (USD LIBOR + 2.500%) due 08/22/24 §	3,461,252	3,393,381
Welbilt Inc Term B 4.902% (USD LIBOR + 2.500%) due 10/23/25 §	714,692	705,759
Zekelman Industries Inc Term B 4.652% (USD LIBOR + 2.250%) due 06/14/21 §	5,106,635	5,101,528

		141,662,027

Technology - 10.8%

Applied Systems Inc
5.330% (USD LIBOR + 3.000%) due 09/19/24 §	2,238,909	2,224,217
(2nd Lien)
9.330% (USD LIBOR + 7.000%) due 09/19/25 § µ	5,931,129	6,017,130
Cypress Intermediate Holdings III Inc (2nd Lien) 9.152% (USD LIBOR + 6.750%) due 04/27/25 § µ	2,263,750	2,282,614
First Data Corp 4.404% (USD LIBOR + 2.000%) due 04/26/24 §	9,000,000	9,000,009
Infor (US) Inc Term B6 5.080% (USD LIBOR + 2.750%) due 02/01/22 §	3,351,243	3,343,911
Kronos Inc (2nd Lien) 10.829% (USD LIBOR + 8.250%) due 11/01/24 § µ	3,600,000	3,727,501
Microchip Technology Inc Term B 4.410% (USD LIBOR + 2.000%) due 05/29/25 §	635,708	633,638
Sophia LP Term B 5.580% (USD LIBOR + 3.250%) due 09/30/22 §	7,983,808	7,973,828
SS&C Technologies Holdings Europe SARL Term B4 (Luxembourg) 4.652% (USD LIBOR + 2.250%) due 04/16/25 § µ	2,063,310	2,057,723
SS&C Technologies Inc
Term B3
4.652% (USD LIBOR + 2.250%) due 04/16/25 § µ	3,010,047	3,001,896
Term B5
4.652% (USD LIBOR + 2.250%) due 04/16/25 §	992,404	989,923
Tempo Acquisition LLC 5.402% (USD LIBOR + 3.000%) due 05/01/24 §	5,872,750	5,854,398
The Dun & Bradstreet Corp 7.404% (USD LIBOR + 5.000%) due 02/06/26 § µ	8,018,750	8,031,275
The Ultimate Software Group Inc Term B 6.080% (USD LIBOR + 3.750%) due 05/04/26 §	6,475,000	6,493,616

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Vertafore Inc
5.652% (USD LIBOR + 3.250%) due 07/02/25 §	$3,357,502	$3,234,892
(2nd Lien)
9.652% (USD LIBOR + 7.250%) due 07/02/26 § µ	6,400,000	6,270,669

		71,137,240

Utilities - 2.0%

Talen Energy Supply LLC
Term B
due 6/28/26 µ	2,750,000	2,739,688
Term B1
6.402% (USD LIBOR + 4.000%) due 07/15/23 §	1,671,677	1,673,767
Term B2
6.402% (USD LIBOR + 4.000%) due 04/15/24 §	3,366,321	3,368,425
TEX Operations Co LLC Term B 4.402% (USD LIBOR + 2.000%) due 08/04/23 §	4,799,643	4,799,643
Vistra Operations Cos LLC Term B3 4.397% (USD LIBOR + 2.000%) due 12/31/25 §	626,063	625,998

		13,207,521

Total Senior Loan Notes (Cost $622,876,396)		616,465,942

SHORT-TERM INVESTMENT - 3.2%

Repurchase Agreement - 3.2%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $21,199,550; collateralized by U.S. Treasury Notes: 1.875% due 03/31/22 and value $21,626,571)	21,198,667	21,198,667

Total Short-Term Investment (Cost $21,198,667)		21,198,667

TOTAL INVESTMENTS - 100.9% (Cost $674,298,157)		667,540,543

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(5,963,591)

NET ASSETS - 100.0%		$661,576,952

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Industrial	23.0%
Consumer, Non-Cyclical	20.9%
Consumer, Cyclical	19.1%
Technology	10.8%
Communications	8.5%
Financial	7.2%
Short-Term Investment	3.2%
Basic Materials	3.0%
Others (each less than 3.0%)	5.3%

	100.9%
Other Assets & Liabilities, Net	(0.9%	)

	100.0%

(b)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Allied Universal Holdco LLC	$557,432	$562,476	$5,044
Heartland Dental LLC	92,391	87,926	(4,465)
Mister Car Wash Holdings Inc	111,993	111,660	(333)
PetVet Care Centers LLC	227,131	225,260	(1,871)

	$988,947	$987,322	($1,625)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$841,180	$841,180	$-	$-
	Exchange-Traded Funds	10,064,415	10,064,415	-	-
	Corporate Bonds & Notes	18,970,339	-	18,970,339	-
	Senior Loan Notes	616,465,942	-	616,465,942	-
	Short-Term Investment	21,198,667	-	21,198,667	-
	Unfunded Loan Commitments	987,322	-	987,322	-

	Total	$668,527,865	$10,905,595	$657,622,270	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.2%

Basic Materials - 0.1%

Constellium NV ‘A’ *	120,844	$1,213,274

Consumer, Cyclical - 0.3%

Cedar Fair LP	38,300	1,826,527
Party City Holdco Inc *	152,133	1,115,135
Tailored Brands Inc	94,236	543,741

		3,485,403

Energy - 0.3%

Chevron Corp	7,502	933,549
Diamondback Energy Inc	8,404	915,784
Exxon Mobil Corp	11,518	882,624
Pioneer Natural Resources Co	5,407	831,921

		3,563,878

Financial - 0.3%

Citigroup Inc	17,173	1,202,625
Outfront Media Inc REIT	65,030	1,677,124
The Goldman Sachs Group Inc	5,425	1,109,955

		3,989,704

Industrial - 0.2%

Evoqua Water Technologies Corp *	92,454	1,316,545
Xylem Inc	16,647	1,392,355

		2,708,900

Total Common Stocks (Cost $15,996,334)		14,961,159

	Principal Amount

CORPORATE BONDS & NOTES - 85.0%

Basic Materials - 3.2%

Alcoa Nederland Holding BV 7.000% due 09/30/26 ~	$3,557,000	3,837,114
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	7,600,000	7,851,750
Constellium NV
5.875% due 02/15/26 ~	500,000	515,000
6.625% due 03/01/25 ~	4,150,000	4,316,000
Hecla Mining Co 6.875% due 05/01/21	2,375,000	2,278,808
Hexion Inc
6.625% due 04/15/20 Y	2,925,000	2,281,500
7.875% due 07/15/27 # ~	325,000	327,437
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	3,100,000	3,270,500
Novelis Corp 5.875% due 09/30/26 ~	8,749,000	8,880,235
Olin Corp 5.000% due 02/01/30	3,850,000	3,821,125

		37,379,469

Communications - 13.9%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	2,475,000	2,493,810
Altice France SA (France) 7.375% due 05/01/26 ~	4,075,000	4,187,063
CCO Holdings LLC
5.000% due 02/01/28 ~	10,000,000	10,237,000
5.375% due 06/01/29 ~	1,000,000	1,035,000
5.750% due 09/01/23	3,050,000	3,125,274
5.875% due 04/01/24 ~	6,950,000	7,280,125

	Principal Amount	Value
Clear Channel Worldwide Holdings Inc 9.250% due 02/15/24 ~	$4,225,000	$4,594,687
CommScope Inc
5.500% due 03/01/24 ~	1,225,000	1,263,281
6.000% due 03/01/26 ~	2,525,000	2,600,750
8.250% due 03/01/27 ~	700,000	716,520
CommScope Technologies LLC 6.000% due 06/15/25 ~	3,050,000	2,873,741
CSC Holdings LLC
5.125% due 12/15/21 ~	2,600,000	2,606,500
5.375% due 02/01/28 ~	650,000	676,813
5.500% due 05/15/26 ~	3,350,000	3,521,520
6.500% due 02/01/29 ~	1,500,000	1,639,688
6.625% due 10/15/25 ~	6,400,000	6,864,000
7.500% due 04/01/28 ~	625,000	689,250
10.875% due 10/15/25 ~	2,185,000	2,510,030
DISH DBS Corp 5.875% due 11/15/24	2,000,000	1,900,000
Frontier Communications Corp
8.000% due 04/01/27 ~	1,900,000	1,980,750
8.500% due 04/01/26 ~	900,000	875,250
10.500% due 09/15/22	2,250,000	1,535,625
11.000% due 09/15/25	2,000,000	1,250,000
Go Daddy Operating Co LLC 5.250% due 12/01/27 ~	1,200,000	1,246,500
Intelsat Jackson Holdings SA (Luxembourg)
8.000% due 02/15/24 ~	1,700,000	1,776,500
8.500% due 10/15/24 ~	2,250,000	2,238,750
9.750% due 07/15/25 ~	1,900,000	1,957,000
Lamar Media Corp 5.750% due 02/01/26	4,975,000	5,248,625
Level 3 Financing Inc
5.250% due 03/15/26	6,990,000	7,252,125
5.375% due 01/15/24	4,040,000	4,135,950
Level 3 Parent LLC 5.750% due 12/01/22	2,500,000	2,528,125
Nexstar Escrow Inc 5.625% due 07/15/27 # ~	450,000	462,375
Outfront Media Capital LLC
5.000% due 08/15/27 ~	225,000	230,895
5.625% due 02/15/24	1,250,000	1,290,625
5.875% due 03/15/25	8,274,000	8,584,275
Radiate Holdco LLC 6.875% due 02/15/23 ~	3,500,000	3,517,500
Sirius XM Radio Inc
4.625% due 07/15/24 # ~	700,000	718,046
5.500% due 07/01/29 ~	7,225,000	7,425,132
Sprint Capital Corp 8.750% due 03/15/32	2,600,000	3,016,000
Sprint Communications Inc 6.000% due 11/15/22	3,450,000	3,605,250
Sprint Corp
7.625% due 02/15/25	14,950,000	15,940,437
7.625% due 03/01/26	9,750,000	10,417,875
7.875% due 09/15/23	2,000,000	2,180,000
Townsquare Media Inc 6.500% due 04/01/23 ~	4,049,000	4,003,449
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	9,350,000	9,712,312

		163,944,423

Consumer, Cyclical - 18.9%

Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	1,530,270	1,581,075
American Airlines Pass-Through Trust ‘B’
5.250% due 07/15/25	3,742,106	3,953,345
5.625% due 07/15/22 ~	957,146	981,314

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
American Axle & Manufacturing Inc
6.250% due 04/01/25	$4,150,000	$4,144,812
6.500% due 04/01/27	1,400,000	1,401,750
Aramark Services Inc 5.000% due 04/01/25 ~	5,775,000	5,876,062
Beazer Homes USA Inc 5.875% due 10/15/27	12,400,000	10,815,280
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	8,025,000	8,045,062
CCM Merger Inc 6.000% due 03/15/22 ~	825,000	847,688
Cedar Fair LP
5.250% due 07/15/29 ~	1,300,000	1,329,250
5.375% due 06/01/24	11,175,000	11,538,187
Churchill Downs Inc 5.500% due 04/01/27 ~	3,000,000	3,148,125
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	11,125,000	10,374,062
Core & Main LP 6.125% due 08/15/25 ~	6,325,000	6,419,875
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	4,750,000	5,046,875
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	4,475,000	4,732,312
Golden Nugget Inc
6.750% due 10/15/24 ~	8,450,000	8,724,625
8.750% due 10/01/25 ~	6,300,000	6,630,750
Hilton Domestic Operating Co Inc 5.125% due 05/01/26	2,000,000	2,092,500
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	4,100,000	4,397,250
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	2,500,000	2,574,250
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	5,975,000	6,393,250
Jaguar Land Rover Automotive PLC (United Kingdom) 5.625% due 02/01/23 ~	4,150,000	4,082,562
L Brands Inc 7.500% due 06/15/29	3,625,000	3,633,700
Lennar Corp
4.750% due 05/30/25	1,350,000	1,436,063
4.750% due 11/29/27	2,925,000	3,093,188
4.875% due 12/15/23	1,500,000	1,586,250
5.375% due 10/01/22	3,270,000	3,478,463
6.250% due 12/15/21	4,000,000	4,235,000
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	7,625,000	8,072,969
Mattel Inc
3.150% due 03/15/23	1,050,000	1,002,750
6.750% due 12/31/25 ~	3,625,000	3,738,281
Merlin Entertainments PLC (United Kingdom) 5.750% due 06/15/26 ~	5,225,000	5,518,906
Michaels Stores Inc 8.000% due 07/15/27 # ~	4,375,000	4,371,237
New Red Finance Inc (Canada) 5.000% due 10/15/25 ~	12,150,000	12,275,145
Norwegian Air Shuttle Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~	1,080,036	1,122,266
Panther BF Aggregator 2 LP
6.250% due 05/15/26 ~	4,000,000	4,165,000
8.500% due 05/15/27 ~	1,175,000	1,213,188
Party City Holdings Inc 6.125% due 08/15/23 ~	5,000,000	5,050,000
Scientific Games International Inc
5.000% due 10/15/25 ~	4,850,000	4,910,625

	Principal Amount	Value
8.250% due 03/15/26 ~	$3,475,000	$3,657,403
10.000% due 12/01/22	845,000	889,363
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	7,000,000	7,122,500
Taylor Morrison Communities Inc 6.625% due 05/15/22	5,421,000	5,610,735
Tesla Inc 5.300% due 08/15/25 ~	5,975,000	5,265,469
The Men’s Wearhouse Inc 7.000% due 07/01/22	3,845,000	3,720,037
United Airlines Pass-Through Trust ‘B’ 4.625% due 03/03/24	1,277,820	1,316,538
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	3,503,761	3,653,495
Viking Cruises Ltd 5.875% due 09/15/27 ~	7,275,000	7,384,125
VOC Escrow Ltd 5.000% due 02/15/28 ~	1,250,000	1,273,438

		223,926,395

Consumer, Non-Cyclical - 11.1%

Ahern Rentals Inc 7.375% due 05/15/23 ~	20,949,000	18,696,982
Bausch Health Americas Inc 8.500% due 01/31/27 ~	1,250,000	1,377,525
Bausch Health Cos Inc
5.500% due 11/01/25 ~	4,675,000	4,891,219
5.750% due 08/15/27 ~	900,000	948,132
6.125% due 04/15/25 ~	5,850,000	5,981,625
7.000% due 01/15/28 ~	600,000	623,250
9.000% due 12/15/25 ~	2,600,000	2,914,730
Catalent Pharma Solutions Inc 5.000% due 07/15/27 ~	1,350,000	1,377,000
CHS/Community Health Systems Inc 5.125% due 08/01/21	7,175,000	7,040,469
Eagle Holding Co II LLC
7.625% Cash or 8.375% PIK due 05/15/22 ~	6,800,000	6,851,000
7.750% Cash or 8.500% PIK due 05/15/22 ~	1,500,000	1,515,000
HCA Inc
5.250% due 04/15/25	16,675,000	18,507,672
5.250% due 06/15/26	2,450,000	2,715,438
5.875% due 02/01/29	2,475,000	2,716,313
Herc Rentals Inc
7.500% due 06/01/22 ~	2,450,000	2,544,570
7.750% due 06/01/24 ~	2,188,000	2,317,748
Jaguar Holding Co II 6.375% due 08/01/23 ~	2,175,000	2,256,563
JBS Investments GmbH 7.250% due 04/03/24 ~	2,500,000	2,601,045
JBS Investments II GmbH 7.000% due 01/15/26 ~	2,650,000	2,876,575
JBS USA LUX SA
5.750% due 06/15/25 ~	875,000	913,281
5.875% due 07/15/24 ~	3,925,000	4,047,656
6.500% due 04/15/29 ~	950,000	1,034,313
Pilgrim’s Pride Corp
5.750% due 03/15/25 ~	2,870,000	2,920,225
5.875% due 09/30/27 ~	1,850,000	1,924,000
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	1,701,000	1,789,580
RegionalCare Hospital Partners Holdings Inc 9.750% due 12/01/26 ~	3,675,000	3,858,750
Tenet Healthcare Corp
5.125% due 05/01/25	3,325,000	3,349,937
6.250% due 02/01/27 ~	1,275,000	1,314,844
6.750% due 06/15/23	4,625,000	4,659,687

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
TMS International Corp 7.250% due 08/15/25 ~	$8,475,000	$8,220,750
United Rentals North America Inc 5.500% due 05/15/27	3,475,000	3,666,125
Verscend Escrow Corp 9.750% due 08/15/26 ~	5,275,000	5,505,781

		131,957,785

Energy - 11.8%

Andeavor Logistics LP 6.875% due 02/15/23	5,850,000	5,838,505
Archrock Partners LP 6.875% due 04/01/27 ~	2,450,000	2,572,745
Ascent Resources Utica Holdings LLC 7.000% due 11/01/26 ~	6,025,000	5,527,937
Calfrac Holdings LP (Canada) 8.500% due 06/15/26 ~	2,650,000	1,868,250
Callon Petroleum Co
6.125% due 10/01/24	3,800,000	3,857,000
6.375% due 07/01/26	1,200,000	1,213,500
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27	4,425,000	4,817,719
5.875% due 03/31/25	2,475,000	2,762,719
7.000% due 06/30/24	1,100,000	1,267,860
Cheniere Energy Partners LP 5.625% due 10/01/26 ~	3,975,000	4,203,563
Chesapeake Energy Corp
8.000% due 01/15/25	2,800,000	2,597,000
8.000% due 06/15/27	700,000	615,566
Crestwood Midstream Partners LP
5.625% due 05/01/27 ~	1,800,000	1,800,000
6.250% due 04/01/23	9,750,000	9,993,750
Denbury Resources Inc
5.500% due 05/01/22	327,000	191,295
6.375% due 12/31/24 ~	491,150	319,395
7.750% due 02/15/24 ~	200,925	167,772
9.250% due 03/31/22 ~	3,600,000	3,393,000
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	2,225,000	2,316,781
5.750% due 01/30/28 ~	3,875,000	4,097,813
Energy Transfer Operating LP 6.250% due 02/15/23 §	5,625,000	5,239,800
EnLink Midstream LLC 5.375% due 06/01/29	500,000	513,750
Gulfport Energy Corp 6.375% due 01/15/26	5,450,000	4,155,625
Hilcorp Energy I LP 6.250% due 11/01/28 ~	5,000,000	5,056,250
Jagged Peak Energy LLC 5.875% due 05/01/26	4,975,000	4,925,250
Moss Creek Resources Holdings Inc
7.500% due 01/15/26 ~	7,215,000	6,186,862
10.500% due 05/15/27 ~	1,800,000	1,730,250
Parsley Energy LLC
5.375% due 01/15/25 ~	5,750,000	5,922,500
5.625% due 10/15/27 ~	300,000	315,000
Precision Drilling Corp (Canada) 7.750% due 12/15/23	4,350,000	4,457,445
SESI LLC 7.750% due 09/15/24	6,150,000	4,012,875
SM Energy Co 5.625% due 06/01/25	4,925,000	4,506,375
Targa Resources Partners LP
5.000% due 01/15/28	1,350,000	1,356,750
5.125% due 02/01/25	4,850,000	5,031,875
5.375% due 02/01/27	750,000	780,000
5.875% due 04/15/26	5,450,000	5,797,437
6.500% due 07/15/27 ~	625,000	682,813
Transocean Inc 7.500% due 04/15/31	7,136,000	6,101,280

	Principal Amount	Value
USA Compression Partners LP
6.875% due 04/01/26	$2,700,000	$2,868,480
6.875% due 09/01/27 ~	4,600,000	4,853,506
Whiting Petroleum Corp
6.250% due 04/01/23	4,700,000	4,711,750
6.625% due 01/15/26	1,225,000	1,187,484

		139,815,527

Financial - 6.7%

Ally Financial Inc
4.250% due 04/15/21	2,650,000	2,716,250
5.750% due 11/20/25	15,475,000	17,175,702
CNO Financial Group Inc 5.250% due 05/30/29	4,250,000	4,611,250
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	7,100,000	7,295,250
Iron Mountain US Holdings Inc REIT 5.375% due 06/01/26 ~	2,600,000	2,622,750
MGM Growth Properties Operating Partnership LP REIT
5.625% due 05/01/24	10,277,000	11,112,006
5.750% due 02/01/27 ~	1,900,000	2,049,625
Springleaf Finance Corp
5.625% due 03/15/23	2,625,000	2,795,625
6.125% due 05/15/22	3,550,000	3,825,125
6.125% due 03/15/24	1,375,000	1,481,563
6.625% due 01/15/28	2,500,000	2,631,250
6.875% due 03/15/25	3,900,000	4,280,172
7.125% due 03/15/26	3,425,000	3,749,348
The Howard Hughes Corp 5.375% due 03/15/25 ~	12,200,000	12,666,040

		79,011,956

Industrial - 16.1%

Apex Tool Group LLC 9.000% due 02/15/23 ~	5,000,000	4,487,500
ARD Securities Finance SARL (Luxembourg) 8.750% Cash or 8.750% PIK due 01/31/23 ~	1,554,687	1,574,121
Ardagh Packaging Finance PLC (Ireland)
6.000% due 02/15/25 ~	3,050,000	3,164,375
7.250% due 05/15/24 ~	5,400,000	5,710,500
Avolon Holdings Funding Ltd (Cayman) 4.375% due 05/01/26 ~	1,500,000	1,545,675
BBA US Holdings Inc 5.375% due 05/01/26 ~	6,575,000	6,887,312
Berry Global Inc
5.125% due 07/15/23	3,500,000	3,591,175
6.000% due 10/15/22	1,225,000	1,252,563
Bombardier Inc (Canada)
5.750% due 03/15/22 ~	5,100,000	5,195,625
7.500% due 03/15/25 ~	2,075,000	2,088,591
Brand Industrial Services Inc 8.500% due 07/15/25 ~	5,475,000	4,989,094
BWX Technologies Inc 5.375% due 07/15/26 ~	9,250,000	9,596,412
Cloud Crane LLC 10.125% due 08/01/24 ~	5,775,000	6,222,562
CPG Merger Sub LLC 8.000% due 10/01/21 ~	5,200,000	5,297,500
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	5,000,000	4,550,000
GFL Environmental Inc (Canada)
5.625% due 05/01/22 ~	1,800,000	1,822,500
7.000% due 06/01/26 ~	5,150,000	5,285,187
Itron Inc 5.000% due 01/15/26 ~	7,675,000	7,866,875
Masco Corp 7.750% due 08/01/29	1,864,000	2,341,999

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Mauser Packaging Solutions Holding Co
5.500% due 04/15/24 ~	$9,500,000	$9,541,562
7.250% due 04/15/25 ~	5,125,000	4,958,438
Mueller Water Products Inc 5.500% due 06/15/26 ~	9,024,000	9,339,840
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	9,610,000	9,874,275
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	7,500,000	8,117,250
Park Aerospace Holdings Ltd (Ireland)
5.250% due 08/15/22 ~	6,500,000	6,877,715
5.500% due 02/15/24 ~	1,500,000	1,618,845
Reynolds Group Issuer Inc 5.125% due 07/15/23 ~	4,950,000	5,055,187
Sensata Technologies BV 5.625% due 11/01/24 ~	9,450,000	10,229,625
Standard Industries Inc 4.750% due 01/15/28 ~	7,875,000	7,835,625
The ADT Security Corp
3.500% due 07/15/22	2,000,000	2,002,500
6.250% due 10/15/21	4,575,000	4,860,938
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	5,440,000	4,909,600
TransDigm Inc
6.250% due 03/15/26 ~	4,150,000	4,352,313
6.500% due 07/15/24	9,956,000	10,117,785
TransDigm UK Holdings PLC 6.875% due 05/15/26	2,650,000	2,688,094
Welbilt Inc 9.500% due 02/15/24	3,810,000	4,138,613

		189,987,771

Technology - 0.9%

First Data Corp
5.375% due 08/15/23 ~	5,400,000	5,503,950
5.750% due 01/15/24 ~	2,750,000	2,832,500
Infor US Inc 6.500% due 05/15/22	2,625,000	2,681,044

		11,017,494

Utilities - 2.4%

Calpine Corp
5.250% due 06/01/26 ~	6,625,000	6,765,781
5.875% due 01/15/24 ~	4,000,000	4,100,000
6.000% due 01/15/22 ~	1,000,000	1,008,750
NRG Energy Inc 7.250% due 05/15/26	6,510,000	7,193,550
Talen Energy Supply LLC
6.500% due 06/01/25	6,125,000	5,160,312
7.250% due 05/15/27 ~	600,000	616,500
Vistra Operations Co LLC
5.000% due 07/31/27 ~	1,300,000	1,347,899
5.500% due 09/01/26 ~	1,925,000	2,038,094

		28,230,886

Total Corporate Bonds & Notes (Cost $987,535,563)		1,005,271,706

SENIOR LOAN NOTES - 3.9%

Basic Materials - 0.2%

Aleris International Inc 7.152% (USD LIBOR + 4.750%) due 02/27/23 §	2,475,000	2,481,188

Communications - 0.1%

Sprint Communications Inc Term B 5.438% (USD LIBOR + 3.000%) due 02/02/24 §	1,243,750	1,234,412

	Principal Amount	Value
Consumer, Cyclical - 0.2%

Neiman Marcus Group Ltd LLC 8.421% (USD LIBOR + 6.000%) due 10/25/23 §	$3,081,880	$2,653,307

Consumer, Non-Cyclical - 0.3%

Allied Universal Holdco LLC Term B
due 06/26/26 µ	2,957,207	2,954,126
ServiceMaster Co Term B 4.902% (LIBOR + 2.500%) due 11/08/23 §	526,489	527,805

		3,481,931

Energy - 0.5%

Prairie ECI Acquiror LP Term B 7.080% (USD LIBOR + 4.750%) due 03/11/26 §	5,486,250	5,499,966

Financial - 0.6%

VICI Properties 1 LLC REIT Term B 4.404% (USD LIBOR + 2.000%) due 12/20/24 §	6,500,000	6,438,386

Industrial - 2.0%

Advanced Disposal Services Inc Term B3 4.635% (USD LIBOR + 2.250%) due 11/10/23 §	8,175,396	8,175,960
EWT Holdings III Corp 5.402% (USD LIBOR + 3.000%) due 12/20/24 §	5,909,774	5,891,306
NCI Building Systems Inc 6.354% (USD LIBOR + 3.750%) due 04/12/25 §	4,974,874	4,850,503
North American Lifting Holdings Inc (2nd Lien) 11.330% (USD LIBOR + 9.000%) due 11/23/21 § ±	5,681,929	4,858,049

		23,775,818

Total Senior Loan Notes (Cost $45,976,329)		45,565,008

ASSET-BACKED SECURITIES - 1.6%

AIMCO CLO (Cayman) 8.848% (USD LIBOR + 6.550%) due 07/22/32 § ~	2,200,000	2,200,000
Benefit Street Partners CLO Ltd (Cayman) 9.513% (USD LIBOR + 6.700%) due 01/17/32 § ~	4,000,000	3,991,265
Benefit Street Partners CLO V-B Ltd (Cayman) 8.542% (USD LIBOR + 5.950%) due 04/20/31 § ~	1,250,000	1,188,469
Dryden 55 CLO Ltd (Cayman)
7.997% (USD LIBOR + 7.200%) due 04/15/31 § ~	1,000,000	942,227
9.797% (USD LIBOR + 5.400%) due 04/15/31 § ~	250,000	217,315
Dryden 72 CLO Ltd (Cayman) 9.232% (USD LIBOR + 6.800%) due 05/15/32 § ~	2,950,000	2,956,235
Magnetite VIII CLO Ltd (Cayman) 10.037% (USD LIBOR + 7.440%) due 04/15/31 § ~	2,000,000	1,798,116

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Neuberger Berman CLO Ltd (Cayman) 9.511% (USD LIBOR + 6.750%) due 01/20/31 § ~	$1,700,000	$1,706,180
Neuberger Berman Loan Advisers CLO 31 Ltd (Cayman) 9.274% (USD LIBOR + 6.750%) due 04/20/31 § ~	2,500,000	2,502,004
Voya CLO Ltd (Cayman) 7.792% (USD LIBOR + 5.200%) due 04/19/31 § ~	2,000,000	1,865,615

Total Asset-Backed Securities (Cost $19,663,649)		19,367,426

SHORT-TERM INVESTMENT - 6.3%

Repurchase Agreement - 6.3%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $74,436,671; collateralized by U.S. Treasury Notes: 1.875% due 03/31/22 and value $75,925,000)	74,433,569	74,433,569

Total Short-Term Investment (Cost $74,433,569)		74,433,569

TOTAL INVESTMENTS - 98.0% (Cost $1,143,605,444)		1,159,598,868

OTHER ASSETS & LIABILITIES, NET - 2.0%		23,501,620

NET ASSETS - 100.0%		$1,183,100,488

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Cyclical	19.4%
Industrial	18.3%
Communications	14.0%
Energy	12.6%
Consumer, Non-Cyclical	11.4%
Financial	7.6%
Short-Term Investment	6.3%
Basic Materials	3.5%
Others (each less than 3.0%)	4.9%

98.0%
Other Assets & Liabilities, Net	2.0%

100.0%

(b)	An investment with a total value of $2,281,500 or 0.2% of the Fund’s net assets was in default as of June 30, 2019.

(c)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Allied Universal Holdco LLC	$289,865	$292,488	$2,623

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$14,961,159	$14,961,159	$-	$-
	Corporate Bonds & Notes	1,005,271,706	-	1,005,271,706	-
	Senior Loan Notes	45,565,008	-	40,706,959	4,858,049
	Asset-Backed Securities	19,367,426	-	19,367,426	-
	Short-Term Investment	74,433,569	-	74,433,569	-
	Unfunded Loan Commitment	292,488	-	292,488	-

	Total	$1,159,891,356	$14,961,159	$1,140,072,148	$4,858,049

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 12.2%

Communications - 1.6%

AT&T Inc
3.247% (USD LIBOR + 0.650%) due 01/15/20 §	$200,000	$200,510
3.270% (USD LIBOR + 0.750%) due 06/01/21 §	1,000,000	1,005,283
5.150% due 02/15/50	500,000	551,114
5.300% due 08/15/58	200,000	224,399
Charter Communications Operating LLC
3.579% due 07/23/20 ~	3,000,000	3,027,053
4.464% due 07/23/22 ~	500,000	525,416
Verizon Communications Inc 4.016% due 12/03/29 ~	1,837,000	1,991,365

		7,525,140

Consumer, Cyclical - 0.8%

Ford Motor Credit Co LLC
0.050% (EUR LIBOR + 0.370%) due 12/01/21 §	EUR 300,000	334,132
3.006% (USD LIBOR + 0.430%) due 11/02/20 §	$900,000	891,540
3.157% due 08/04/20	1,600,000	1,606,073
General Motors Financial Co Inc 2.350% due 10/04/19	100,000	99,952
Nissan Motor Acceptance Corp 2.650% due 07/13/22 ~	100,000	99,726
Volkswagen Group of America Finance LLC (Germany) 2.450% due 11/20/19 ~	400,000	399,864

		3,431,287

Consumer, Non-Cyclical - 0.5%

Celgene Corp 2.875% due 08/15/20	900,000	904,646
Cigna Holding Co 4.375% due 12/15/20	1,100,000	1,124,526

		2,029,172

Energy - 1.1%

BG Energy Capital PLC (United Kingdom) 4.000% due 10/15/21 ~	1,900,000	1,963,957
Energy Transfer Operating LP 4.250% due 03/15/23	100,000	104,439
Petrobras Global Finance BV (Brazil)
5.299% due 01/27/25	437,000	464,750
5.999% due 01/27/28	1,280,000	1,362,560
6.125% due 01/17/22	102,000	109,486
6.625% due 01/16/34	GBP 100,000	141,847
Spectra Energy Partners LP 3.179% (USD LIBOR + 0.700%) due 06/05/20 §	$100,000	100,308
Texas Eastern Transmission LP 4.125% due 12/01/20 ~	700,000	711,059

		4,958,406

Financial - 6.2%

Ally Financial Inc 3.750% due 11/18/19	100,000	100,262
Banco Bilbao Vizcaya Argentaria SA (Spain)
5.875% due 09/24/23 ~	EUR 200,000	235,734
6.750% due 02/18/20 ~	200,000	234,117
Bank of America Corp 5.875% due 03/15/28	$410,000	428,327
Cooperatieve Rabobank UA (Netherlands)
5.500% due 06/29/20 ~	EUR 800,000	948,260
6.625% due 06/29/21 ~	400,000	504,499

	Principal Amount	Value
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.800% due 09/15/22	$1,600,000	$1,658,736
International Lease Finance Corp 8.250% due 12/15/20	2,781,000	3,000,766
JPMorgan Chase & Co 6.053% (USD LIBOR + 3.470%) due 07/30/19 §	1,227,000	1,226,178
Jyske Realkredit AS (Denmark)
1.000% due 10/01/50 ~	DKK 27,100,000	4,073,577
2.500% due 10/01/47	7,029	1,123
Lloyds Banking Group PLC (United Kingdom) 3.186% (USD LIBOR + 0.800%) due 06/21/21 §	$1,000,000	1,000,672
Mitsubishi UFJ Financial Group Inc (Japan) 4.400% (USD LIBOR + 1.880%) due 03/01/21 §	494,000	505,659
Navient Corp 8.000% due 03/25/20	300,000	311,250
Nordea Kredit Realkreditaktieselskab (Denmark)
1.000% due 10/01/50 ~	DKK 8,500,000	1,278,014
2.500% due 10/01/47	2,565	410
Nykredit Realkredit AS (Denmark)
1.000% due 10/01/50 ~	39,300,000	5,909,234
2.500% due 10/01/47 ~	14,070	2,249
Realkredit Danmark AS (Denmark) 2.500% due 07/01/47	70,179	11,215
Royal Bank of Scotland Group PLC (United Kingdom)
3.899% (USD LIBOR + 1.550%) due 06/25/24 §	$700,000	699,011
4.519% due 06/25/24	500,000	520,857
7.500% due 08/10/20	500,000	513,750
State Bank of India (India) 3.539% (USD LIBOR + 0.950%) due 04/06/20 § ~	1,500,000	1,503,655
UniCredit SPA (Italy) 7.830% due 12/04/23 ~	3,500,000	4,000,931

		28,668,486

Industrial - 0.6%

Aviation Capital Group LLC 6.750% due 04/06/21 ~	1,500,000	1,602,157
General Electric Co 5.550% due 05/04/20	400,000	409,273
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	100,000	105,811
Penske Truck Leasing Co LP 3.300% due 04/01/21 ~	700,000	708,719

		2,825,960

Technology - 0.5%

Broadcom Inc 3.125% due 04/15/21 ~	100,000	100,681
Dell International LLC 4.420% due 06/15/21 ~	1,200,000	1,236,212
EMC Corp 2.650% due 06/01/20	100,000	99,464
NXP BV (Netherlands) 4.625% due 06/15/22 ~	800,000	840,000
VMware Inc 3.900% due 08/21/27	100,000	101,368

		2,377,725

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Utilities - 0.9%

Baltimore Gas & Electric Co 3.500% due 11/15/21	$300,000	$307,782
Dominion Energy Gas Holdings LLC
2.500% due 12/15/19	400,000	399,712
3.010% (USD LIBOR + 0.600%) due 06/15/21 §	1,000,000	1,004,776
National Rural Utilities Cooperative Finance Corp 2.300% due 09/15/22	100,000	100,233
NextEra Energy Capital Holdings Inc 2.921% (USD LIBOR + 0.400%) due 08/21/20 §	1,300,000	1,299,541
Sempra Energy 2.860% (USD LIBOR + 0.450%) due 03/15/21 §	500,000	498,077
Southern Power Co 2.937% (USD LIBOR + 0.550%) due 12/20/20 § ~	700,000	700,241

		4,310,362

Total Corporate Bonds & Notes (Cost $54,937,085)		56,126,538

MORTGAGE-BACKED SECURITIES - 24.5%

Collateralized Mortgage Obligations - Residential - 6.3%

Aggregator of Loans Backed by Assets PLC (United Kingdom) 1.972% (GBP LIBOR + 1.250%) due 04/24/49 § ~	GBP 184,135	234,841
Alternative Loan Trust 2.684% (USD LIBOR + 0.280%) due 12/25/35 §	$59,625	58,834
Bear Stearns Adjustable Rate Mortgage Trust 4.427% due 01/25/35 §	186,433	185,987
Chase Mortgage Finance Trust 4.493% due 02/25/37 §	39,091	40,552
ChaseFlex Trust 6.000% due 02/25/37	363,306	255,400
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.764% (USD LIBOR + 0.360%) due 03/25/35 § ~	464,240	463,008
Citigroup Mortgage Loan Trust
2.474% (USD LIBOR + 0.070%) due 01/25/37 § ~	243,235	226,286
4.291% due 09/25/37 §	46,714	45,554
4.552% due 08/25/35 §	284,629	254,982
4.626% due 03/25/37 §	936,193	931,582
4.810% (UST + 2.400%) due 05/25/35 §	35,887	36,519
Countrywide Home Loan Mortgage Pass-Through Trust
3.044% (USD LIBOR + 0.640%) due 03/25/35 §	52,356	48,524
3.927% due 08/25/34 §	19,894	19,069
Credit Suisse Mortgage Trust 4.249% due 06/25/50 § ~	751,080	584,153
Deutsche Alt-B Securities Mortgage Loan Trust 2.504% (USD LIBOR + 0.100%) due 10/25/36 §	30,409	23,343
Dukinfield PLC (United Kingdom) 1.806% (GBP LIBOR + 1.000%) due 08/15/45 § ~	GBP 48,829	62,242

	Principal Amount	Value
Eurosail PLC (United Kingdom) 0.946% (GBP LIBOR + 0.160%) due 12/10/44 § ~	GBP 89,898	$113,248
Eurosail-UK PLC (United Kingdom) 1.739% (GBP LIBOR + 0.950%) due 06/13/45 § ~	899,827	1,138,328
Fannie Mae
2.554% (USD LIBOR + 0.150%) due 08/25/34 §	$123,759	122,607
2.754% (USD LIBOR + 0.350%) due 07/25/37 §	6,204	6,203
2.757% (USD LIBOR + 0.060%) due 07/25/37 §	758,631	746,048
2.804% (USD LIBOR + 0.400%) due 03/25/49 §	3,318,519	3,311,022
4.393% due 05/25/35	517,898	546,134
Freddie Mac
2.836% (USD LIBOR + 0.350%) due 07/15/44 §	935,258	929,295
2.844% (USD LIBOR + 0.450%) due 09/15/42 §	2,300,111	2,309,543
Government National Mortgage Association
2.783% (USD LIBOR + 0.400%) due 02/20/49 §	3,354,528	3,352,045
3.030% (USD LIBOR + 0.150%) due 08/20/68 §	1,305,771	1,281,468
3.629% (USD LIBOR + 0.750%) due 04/20/67 §	1,025,117	1,044,129
Great Hall Mortgages No 1 PLC (United Kingdom)
0.911% (GBP LIBOR + 0.130%) due 03/18/39 § ~	GBP 28,057	34,958
0.931% (GBP LIBOR + 0.150%) due 06/18/38 § ~	35,172	43,833
GreenPoint Mortgage Funding Trust
2.584% (USD LIBOR + 0.180%) due 09/25/46 §	$190,105	181,188
2.944% (USD LIBOR + 0.540%) due 11/25/45 §	421,068	372,149
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 ~	183,339	208,105
GSR Mortgage Loan Trust 4.813% due 01/25/35 §	183,136	186,709
HarborView Mortgage Loan Trust 2.950% (USD LIBOR + 0.560%) due 02/19/36 §	125,956	106,416
HomeBanc Mortgage Trust 2.734% (USD LIBOR + 0.330%) due 10/25/35 §	106,189	107,649
Impac CMB Trust 3.404% (USD LIBOR + 1.000%) due 07/25/33 §	95,255	92,481
IndyMac INDX Mortgage Loan Trust 2.884% (USD LIBOR + 0.480%) due 07/25/35 §	231,321	230,533
JP Morgan Mortgage Trust
3.722% due 07/27/37 § ~	578,545	583,779
4.321% due 08/25/35 §	225,749	220,985
4.347% due 09/25/35 §	41,153	40,951
4.491% due 07/25/35 §	186,337	192,812
Mellon Residential Funding Corp Mortgage Pass-Through Certificate Trust
2.834% (USD LIBOR + 0.440%) due 12/15/30 §	186,732	182,927
3.094% (USD LIBOR + 0.700%) due 11/15/31 §	217,612	219,899
Merrill Lynch Mortgage Investors Trust
2.654% (USD LIBOR + 0.250%) due 11/25/35 §	74,960	74,285
3.996% due 12/25/35 §	109,675	102,991

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
NCUA Guaranteed Notes Trust 2.869% (USD LIBOR + 0.450%) due 10/07/20 §	$1,656,537	$1,659,196
Residential Accredit Loans Inc Trust 2.704% (USD LIBOR + 0.300%) due 08/25/35 §	259,389	234,356
Sequoia Mortgage Trust
3.030% (USD LIBOR + 0.640%) due 04/19/27 §	362,157	357,568
3.090% (USD LIBOR + 0.700%) due 10/19/26 §	118,929	120,841
Structured Adjustable Rate Mortgage Loan Trust
3.904% (US FED + 1.400%) due 01/25/35 §	229,728	223,492
4.330% due 08/25/35 §	440,802	447,897
4.566% due 02/25/34 §	52,820	53,167
Structured Asset Mortgage Investments II Trust
2.640% (USD LIBOR + 0.250%) due 07/19/35 §	401,912	399,212
2.664% (USD LIBOR + 0.260%) due 03/25/37 §	72,279	52,804
3.050% (USD LIBOR + 0.660%) due 10/19/34 §	212,042	212,841
SWAN Trust (Australia) 2.505% (AUD Bank Bill + 1.300%) due 04/25/41 §	AUD 188,543	132,499
Towd Point Mortgage Funding PLC (United Kingdom) 1.855% (GBP LIBOR + 1.025%) due 10/20/51 §	GBP 1,900,000	2,417,804
WaMu Mortgage Pass-Through Certificates Trust
2.595% (US FED + 1.500%) due 11/25/46 §	$241,106	242,356
3.504% (US FED + 1.000%) due 02/25/46 §	351,907	359,856
3.884% due 08/25/35 §	51,498	50,570
Wells Fargo Mortgage-Backed Securities Trust
4.856% due 09/25/34 §	70,798	73,752
4.973% due 12/25/34 §	160,715	166,439
5.222% due 04/25/36 §	129,378	128,671

		28,886,917

Fannie Mae - 18.2%

3.500% due 08/01/49	42,790,000	43,724,428
3.682% (US FED + 1.200%) due 11/01/42 - 10/01/44 §	190,130	190,756
3.800% (USD LIBOR + 0.675%) due 02/01/36 §	77,446	77,508
4.000% due 08/01/49	38,200,000	39,463,136
4.117% (USD LIBOR + 1.308%) due 11/01/35 §	29,091	29,868
4.270% (USD LIBOR + 1.538%) due 01/01/36 §	53,007	55,319
4.291% (USD LIBOR + 1.415%) due 12/01/34 §	34,937	36,205
4.454% (UST + 2.177%) due 12/01/22 §	1,616	1,646
4.459% (USD LIBOR + 1.623%) due 05/01/35 §	14,188	14,866
4.643% (UST + 2.268%) due 10/01/35 §	8,726	9,109
4.644% (USD LIBOR + 1.644%) due 03/01/35 §	163,628	169,415
4.692% (USD LIBOR + 1.942%) due 09/01/35 §	14,370	15,001

	Principal Amount	Value
4.780% (USD LIBOR + 1.780%) due 11/01/35 §	$9,517	$9,810
4.894% (USD LIBOR + 2.000%) due 04/01/35 §	265,702	282,401
5.000% (US FED + 1.250%) due 08/01/24 §	5,212	5,174
5.037% (USD LIBOR + 1.912%) due 03/01/36 §	48,847	51,014

		84,135,656

Freddie Mac - 0.0%

4.500% (USD LIBOR + 1.731%) due 08/01/35 §	5,292	5,554
4.640% (USD LIBOR + 1.765%) due 10/01/35 §	17,110	17,463
4.765% (UST + 2.225%) due 01/01/34 §	146,949	154,886
4.815% (USD LIBOR + 1.815%) due 03/01/36 §	29,634	30,268

		208,171

Government National Mortgage Association - 0.0%

3.625% (UST + 1.500%) due 05/20/23 - 05/20/26 §	19,255	19,541
3.750% (UST + 1.500%) due 09/20/22 - 07/20/25 §	26,414	26,891
4.000% (UST + 1.500%) due 02/20/25 - 01/20/27 §	15,277	15,541
4.125% (UST + 1.500%) due 10/20/24 - 12/20/26 §	16,890	17,298

		79,271

Total Mortgage-Backed Securities (Cost $112,976,831)		113,310,015

ASSET-BACKED SECURITIES - 8.9%

ABFC Trust 3.004% (USD LIBOR + 0.600%) due 10/25/34 §	108,613	109,720
ACE Securities Corp Home Equity Loan Trust 3.184% (USD LIBOR + 0.780%) due 04/25/34 §	1,003,483	996,550
Apidos CLO XVI (Cayman) 3.572% (USD LIBOR + 0.980%) due 01/19/25 § ~	728,779	729,617
Argent Securities Inc Asset-Backed Pass-Through Certificates 3.444% (USD LIBOR + 1.040%) due 05/25/34 §	145,138	140,563
Asset-Backed Securities Corp Home Equity Loan Trust 2.484% (USD LIBOR + 0.080%) due 05/25/37 §	24,298	17,321
Atrium XII (Cayman) 3.422% (USD LIBOR + 0.830%) due 04/22/27 § ~	700,000	698,158
Bear Stearns Asset-Backed Securities I Trust 2.514% (USD LIBOR + 0.110%) due 04/25/31 §	198,940	292,369
Benefit Street Partners CLO VII Ltd (Cayman) 3.381% (USD LIBOR + 0.780%) due 07/18/27 § ~	400,000	399,262
Brookside Mill CLO Ltd (Cayman) 3.408% (USD LIBOR + 0.820%) due 01/17/28 § ~	3,510,000	3,493,120

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Carlyle Global Market Strategies Euro CLO Ltd 0.730% (EUR LIBOR + 0.730%) due 09/21/29 § ~	EUR 250,000	$284,417
CIT Mortgage Loan Trust 3.930% (USD LIBOR + 1.500%) due 10/25/37 § ~	$1,730,000	1,758,705
Citigroup Mortgage Loan Trust 2.549% (USD LIBOR + 0.145%) due 09/25/36 § ~	607,449	590,783
Citigroup Mortgage Loan Trust Inc 2.864% (USD LIBOR + 0.460%) due 10/25/35 §	600,000	571,491
CoreVest American Finance Trust 2.968% due 10/15/49 ~	226,048	227,407
Countrywide Asset-Backed Certificates 2.594% (USD LIBOR + 0.190%) due 11/25/37 §	1,738,006	1,678,417
Credit-Based Asset Servicing & Securitization LLC 3.454% (USD LIBOR + 1.050%) due 05/25/35 §	1,083,000	1,094,882
Credit-Based Asset Servicing & Securitization Trust 2.474% (USD LIBOR + 0.070%) due 01/25/37 §	218,607	92,447
Equity One Mortgage Pass-Through Trust 3.004% (USD LIBOR + 0.600%) due 04/25/34 §	424,437	393,005
Flagship VII Ltd CLO (Cayman) 3.712% (USD LIBOR + 1.120%) due 01/20/26 § ~	332,395	332,646
Freddie Mac Structured Pass-Through Certificates 2.534% (USD LIBOR + 0.130%) due 08/25/31 §	91,566	91,202
Halcyon Loan Advisors Funding Ltd (Cayman) 3.512% (USD LIBOR + 0.920%) due 04/20/27 § ~	599,639	598,038
Home Equity Asset Trust 3.259% (USD LIBOR + 0.855%) due 08/25/34 §	271,540	271,057
HSI Asset Securitization Corp Trust 2.454% (USD LIBOR + 0.050%) due 10/25/36 §	13,381	7,141
Jamestown CLO IV Ltd (Cayman) 3.287% (USD LIBOR + 0.690%) due 07/15/26 § ~	647,417	645,841
Jamestown CLO V Ltd (Cayman) 3.808% (USD LIBOR + 1.220%) due 01/17/27 § ~	1,960,803	1,963,199
Jubilee CLO BV (Netherlands) 0.530% (EUR LIBOR + 0.840%) due 07/12/28 § ~	EUR 300,000	341,118
LoanCore Issuer Ltd (Cayman) 3.524% (USD LIBOR + 1.130%) due 05/09/36 § ~	$700,000	702,625
Long Beach Mortgage Loan Trust 2.524% (USD LIBOR + 0.120%) due 08/25/36 §	2,806,903	1,463,412
Marlette Funding Trust 2.690% due 09/17/29	200,000	200,510
Morgan Stanley ABS Capital I Inc Trust
3.064% (USD LIBOR + 0.660%) due 01/25/35 §	602,187	597,778
3.379% (USD LIBOR + 0.975%) due 07/25/34 §	118,613	117,716

	Principal Amount	Value
Morgan Stanley IXIS Real Estate Capital Trust 2.454% (USD LIBOR + 0.050%) due 11/25/36 §	$1,586	$786
Navient Student Loan Trust 3.554% (USD LIBOR + 1.150%) due 03/25/66 § ~	1,052,956	1,058,035
New Century Home Equity Loan Trust 2.584% (USD LIBOR + 0.180%) due 05/25/36 §	444,816	422,182
OCP CLO Ltd (Cayman)
3.397% (USD LIBOR + 0.800%) due 07/15/27 § ~	600,000	598,865
3.438% (USD LIBOR + 0.850%) due 04/17/27 § ~	400,000	399,596
OHA Credit Partners IX Ltd (Cayman) 3.771% (USD LIBOR + 1.010%) due 10/20/25 § ~	725,904	726,438
Renaissance Home Equity Loan Trust 3.164% (USD LIBOR + 0.760%) due 12/25/32 §	213,722	214,406
Saxon Asset Securities Trust 2.714% (USD LIBOR + 0.310%) due 09/25/47 §	305,038	297,819
Securitized Asset-Backed Receivables LLC Trust 2.554% (USD LIBOR + 0.150%) due 07/25/36 §	180,858	100,169
SLM Private Education Loan Trust
1.850% due 06/17/30 ~	99,228	99,104
4.644% (USD LIBOR + 2.250%) due 06/16/42 § ~	400,000	404,632
SLM Student Loan Trust
0.000% (EUR LIBOR + 0.180%) due 01/25/24 §	EUR 409,699	466,230
0.000% (EUR LIBOR + 0.270%) due 06/17/24 §	101,444	115,290
3.130% (USD LIBOR + 0.550%) due 10/25/64 § ~	$1,000,000	987,116
Sofi Professional Loan Program Trust 2.050% due 01/25/41 ~	562,546	561,411
Sound Point CLO IX Ltd (Cayman) 3.472% (USD LIBOR + 0.880%) due 07/20/27 § ~	300,000	300,320
Soundview Home Loan Trust 2.604% (USD LIBOR + 0.200%) due 06/25/37 §	873,011	654,103
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/36 ~	1,259,109	1,274,290
Structured Asset Securities Corp Mortgage Loan Trust 3.940% (USD LIBOR + 1.500%) due 04/25/35 §	489,644	484,579
Sudbury Mill CLO Ltd (Cayman) 3.738% (USD LIBOR + 1.150%) due 01/17/26 § ~	2,822,811	2,824,773
Symphony CLO XII Ltd (Cayman) 3.627% (USD LIBOR + 1.030%) due 10/15/25 § ~	3,096,371	3,097,842
THL Credit Wind River CLO Ltd (Cayman)
3.183% (USD LIBOR + 0.880%) due 01/15/26 § # ~	500,000	500,000
3.467% (USD LIBOR + 0.870%) due 10/15/27 § ~	250,000	249,595
Tralee CLO III Ltd (Cayman) 3.622% (USD LIBOR + 1.030%) due 10/20/27 § ~	800,000	800,084
United States Small Business Administration 5.290% due 12/01/27	870,613	923,598

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Venture 35 CLO Ltd (Cayman) 3.742% (USD LIBOR + 1.150%) due 10/22/31 § ~	$1,400,000	$1,399,557
Venture XXI CLO Ltd (Cayman) 3.477% (USD LIBOR + 0.880%) due 07/15/27 § ~	700,000	700,750
VOLT LXII LLC 3.125% due 09/25/47 ~	651,249	654,385

Total Asset-Backed Securities (Cost $41,135,758)		41,216,472

U.S. TREASURY OBLIGATIONS - 96.0%

U.S. Treasury Bonds - 0.0%

3.000% due 02/15/48 ‡	70,000	76,584

U.S. Treasury Inflation Protected Securities - 96.0%

0.125% due 04/15/21 ^	58,444,703	57,901,559
0.125% due 01/15/22 ^ ‡	914,385	908,832
0.125% due 04/15/22 ^ ‡	23,737,390	23,553,563
0.125% due 01/15/23 ^	6,526,459	6,491,361
0.125% due 07/15/24 ^	8,608	8,597
0.125% due 07/15/26 ^	7,855,830	7,806,185
0.375% due 07/15/25 ^	27,996,450	28,312,208
0.375% due 01/15/27 ^	8,472,337	8,534,613
0.375% due 07/15/27 ^	30,812,750	31,113,027
0.500% due 01/15/28 ^	29,020,844	29,500,405
0.625% due 07/15/21 ^ ‡	2,539,354	2,555,576
0.625% due 01/15/24 ^ ‡	411,731	419,026
0.625% due 01/15/26 ^	38,486,206	39,417,680
0.625% due 02/15/43 ^	1,522,495	1,477,369
0.750% due 07/15/28 ^	2,911,108	3,034,661
0.750% due 02/15/42 ^	3,527,909	3,544,745
0.750% due 02/15/45 ^	5,425,100	5,374,597
0.875% due 01/15/29 ^	1,295,206	1,364,066
0.875% due 02/15/47 ^	4,025,323	4,107,357
1.000% due 02/15/46 ^	11,041,997	11,586,577
1.000% due 02/15/48 ^	4,612,842	4,859,012
1.000% due 02/15/49 ^	1,005,216	1,064,508
1.250% due 07/15/20 ^	8,149,558	8,203,511
1.375% due 02/15/44 ^	16,192,351	18,400,692
1.750% due 01/15/28 ^	5,523,614	6,195,732
2.000% due 01/15/26 ^	15,002,427	16,700,079
2.125% due 02/15/40 ^	20,100,152	25,741,920
2.125% due 02/15/41 ^	3,010,163	3,881,194
2.375% due 01/15/25 ^	24,967,632	27,887,157
2.375% due 01/15/27 ^	10,224,448	11,813,872
2.500% due 01/15/29 ^	7,114,027	8,562,775
3.625% due 04/15/28 ^	22,042,878	28,279,482
3.875% due 04/15/29 ^	11,273,877	15,095,488

		443,697,426

Total U.S. Treasury Obligations (Cost $438,603,502)		443,774,010

FOREIGN GOVERNMENT BONDS & NOTES - 17.0%

Argentina Bocon (Argentina) 51.603% (ARS Deposit + 0.000%) due 10/04/22 §	ARS 200,000	7,050
Argentina Bonar (Argentina)
52.006% (ARS Deposit + 2.000%) due 04/03/22 §	6,249,000	128,916
53.892% (ARS Deposit + 3.250%) due 03/01/20 §	100,000	2,331

	Principal Amount	Value
Argentina POM Politica Monetaria (Argentina) 63.705% (ARS Deposit + 0.000%) due 06/21/20 §	ARS 32,445,000	$748,190
Australia Government (Australia)
1.250% due 02/21/22 ^ ~	AUD 2,968,917	2,480,934
3.000% due 09/20/25 ^ ~	3,090,000	3,200,343
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 2,200,000	2,573,384
Brazil Letras do Tesouro Nacional (Brazil) 6.128% due 01/01/20	BRL 4,268,000	1,078,469
Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 2,322,435	2,322,577
French Republic Government OAT (France)
1.850% due 07/25/27 ^ ~	EUR 782,894	1,114,212
2.100% due 07/25/23 ^ ~	4,102,812	5,325,151
2.250% due 07/25/20 ^ ~	6,000,302	7,075,994
Italy Buoni Poliennali Del Tesoro (Italy) 2.350% due 09/15/24 ^ ~	767,529	940,715
Japanese Government CPI Linked (Japan) 0.100% due 03/10/28 ^	JPY 333,276,900	3,228,469
Mexican Bonos (Mexico) 7.750% due 05/29/31	MXN 25,425,000	1,340,042
New Zealand Government Inflation Linked (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 12,773,500	9,392,166
Peruvian Government (Peru) 5.940% due 02/12/29 ~	PEN 1,900,000	629,417
Qatar Government (Qatar) 3.875% due 04/23/23 ~	$700,000	735,044
Saudi Government (Saudi Arabia) 4.000% due 04/17/25 ~	1,230,000	1,311,063
United Kingdom Gilt Inflation Linked (United Kingdom)
0.125% due 03/22/26 ^ ~	GBP 9,957,935	15,107,959
0.125% due 08/10/28 ^ ~	4,054,738	6,510,790
0.125% due 11/22/65 ^ ~	82,967	248,389
1.250% due 11/22/27 ^ ~	3,399,551	5,843,062
1.875% due 11/22/22 ^ ~	4,790,907	7,089,262

Total Foreign Government Bonds & Notes (Cost $80,585,168)		78,433,929

SHORT-TERM INVESTMENTS - 5.4%

Certificate of Deposit - 0.8%

Barclays Bank PLC (United Kingdom) 2.980% (USD LIBOR + 0.400%) due 10/25/19 §	$3,600,000	3,603,634

Commercial Paper - 1.4%

Bank of Montreal (Canada)
1.867% due 07/31/19	CAD 800,000	609,938
1.872% due 07/26/19	100,000	76,261
1.894% due 07/22/19	100,000	76,276
1.901% due 07/19/19	100,000	76,287
Broadcom Inc
2.830% due 07/18/19	$250,000	249,622
2.870% due 07/16/19	250,000	249,661
2.910% due 07/09/19	250,000	249,795
Encana Corp (Canada) 3.120% due 07/08/19	300,000	299,791
Energy Transfer Partners 3.040% due 07/08/19	$500,000	499,629

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
HSBC Bank USA NA (Canada)
1.872% due 07/26/19	CAD 200,000	$152,523
1.873% due 07/25/19	100,000	76,265
1.874% due 07/24/19	200,000	152,538
1.978% due 07/11/19	1,000,000	763,171
Royal Bank of Canada (Canada)
1.867% due 07/31/19	500,000	381,211
1.872% due 07/26/19	500,000	381,307
1.873% due 07/25/19	100,000	76,265
1.894% due 07/22/19	100,000	76,276
2.776% due 07/02/19	300,000	229,052
Royal Caribbean Cruises Ltd (Liberia)
2.750% due 08/07/19	$250,000	249,293
2.850% due 07/30/19	250,000	249,436
The Bank of Nova Scotia (Canada)
1.873% due 07/25/19	CAD 100,000	76,265
1.894% due 07/22/19	400,000	305,103
The Toronto-Dominion Bank (Canada)
1.872% due 07/26/19	100,000	76,261
1.874% due 07/24/19	200,000	152,538
1.894% due 07/22/19	200,000	152,552
1.901% due 07/19/19	200,000	152,575
1.912% due 07/16/19	100,000	76,299
2.776% due 07/02/19	500,000	381,753

		6,547,943

Repurchase Agreements - 3.2%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $4,000,006; collateralized by U.S. Treasury Notes: 2.250% due 04/15/22 and value $4,084,277)	$3,999,839	3,999,839
RBC Capital Markets LLC 2.550% due 07/01/19 (Dated 06/28/19, repurchase price of $10,602,253; collateralized by U.S. Treasury Notes: 2.130% due 08/31/20 and value $10,749,389)	10,600,000	10,600,000

		14,599,839

Total Short-Term Investments (Cost $24,721,202)		24,751,416

TOTAL INVESTMENTS - 164.0% (Cost $752,959,546)		757,612,380

TOTAL SECURITIES SOLD SHORT - (2.2%)
(See Note (c) in Notes to Schedule of Investments) (Proceeds $10,171,828)		(10,174,446)

DERIVATIVES - (1.7%)
(See Notes (e) through (i) in Notes to Schedule of Investments)		(7,660,282)

OTHER ASSETS & LIABILITIES, NET - (60.1%)		(277,702,802)

NET ASSETS - 100.0%		$462,074,850

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	96.0%
Mortgage-Backed Securities	24.5%
Foreign Government Bonds & Notes	17.0%
Corporate Bonds & Notes	12.2%
Asset-Backed Securities	8.9%
Short-Term Investments	5.4%

	164.0%
Derivatives	(1.7%	)
Securities Sold Short	(2.2%	)
Other Assets & Liabilities, Net	(60.1%	)

	100.0%

(b)

As of June 30, 2019, investments with a total aggregate value of $2,192,390 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(c)	Securities sold short outstanding as of June 30, 2019 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Security - (2.2%)

Fannie Mae
3.000% due 08/13/49	$10,100,000	($10,174,446)

Total Securities Sold Short (Proceeds $10,171,828)		($10,174,446)

(d)

The average amount of borrowings by the Fund on reverse repurchase agreements during the period ended June 30, 2019 was $1,559,448 at a weighted average interest rate of 2.445%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the period ended June 30, 2019 was $316,019,204 at a weighted average interest rate of 2.617%.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(e)	Open futures contracts outstanding as of June 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bobl	08/19	263	$34,899,004	$34,898,750	($254)
Euro-BTP	08/19	85	13,005,049	13,005,000	(49)
Euro-Bund	08/19	444	69,084,911	69,084,500	(411)
Euro-Bund	09/19	364	70,865,894	71,497,857	631,963
Euro-OAT	08/19	170	30,260,099	30,260,000	(99)
Euro-Schatz	08/19	1,023	116,455,178	116,454,400	(778)
U.S. Treasury 5-Year Notes	09/19	14	1,648,078	1,654,188	6,110
U.S. Treasury 10-Year Notes	09/19	342	43,609,424	43,765,313	155,889

					792,371

Short Futures Outstanding
Australia 3-Year Bonds	09/19	36	2,902,589	2,906,427	(3,838)
Australia 10-Year Bonds	09/19	15	1,494,579	1,512,744	(18,165)
Euro-Bobl	08/19	67	9,009,733	9,011,500	(1,767)
Euro-Bobl	09/19	19	2,901,952	2,904,563	(2,611)
Euro-BTP	09/19	75	10,999,782	11,453,441	(453,659)
Euro-Bund	07/19	55	9,211,607	9,336,000	(124,393)
Euro-Bund	07/19	55	9,393,998	9,336,000	57,998
Euro-Buxl	09/19	49	11,108,440	11,305,164	(196,724)
Euro-OAT	09/19	177	32,506,417	33,182,846	(676,429)
Euro-Schatz	08/19	205	22,990,621	22,980,500	10,121
Euro-Schatz	09/19	1,023	130,487,770	130,615,916	(128,146)
Long Gilt	09/19	108	17,719,365	17,871,235	(151,870)
Short Euro-BTP	09/19	1	125,285	126,787	(1,502)
U.S. Treasury 30-Year Bonds	09/19	63	9,450,294	9,802,406	(352,112)
U.S. Treasury Ultra Long Bonds	09/19	37	6,529,839	6,569,813	(39,974)

					(2,083,071)

Total Futures Contracts					($1,290,700)

(f)	Forward foreign currency contracts outstanding as of June 30, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
ARS	5,150,400	USD	103,000	07/19	BNP	$14,843	$-
ARS	3,516,300	USD	70,000	07/19	HSB	9,404	-
ARS	4,542,042	USD	101,771	08/19	BNP	-	(691)
AUD	7,879,000	USD	5,502,289	07/19	BOA	29,163	-
BRL	5,395,572	USD	1,404,000	08/19	HSB	-	(2,880)
BRL	2,946,202	USD	768,000	08/19	MSC	-	(2,932)
CAD	1,000,000	USD	751,479	07/19	BNP	12,142	-
COP	6,135,178,095	USD	1,816,824	07/19	CIT	89,634	-
COP	6,135,178,095	USD	1,916,854	10/19	GSC	-	(19,512)
DKK	2,025,000	USD	307,042	07/19	JPM	1,452	-
EUR	1,834,000	USD	2,069,529	07/19	BNP	15,913	-
EUR	20,989,628	USD	23,854,712	07/19	CIT	12,597	-
EUR	206,000	USD	232,936	07/19	JPM	1,307	-
GBP	31,426,000	USD	39,859,315	07/19	BNP	50,112	-
IDR	32,044,320,040	USD	2,176,185	09/19	BOA	70,099	-
JPY	359,500,000	USD	3,340,063	07/19	UBS	-	(5,648)
MXN	2,028,000	USD	103,184	08/19	CIT	1,732	-
NZD	13,863,000	USD	9,247,030	07/19	BNP	66,135	-
RUB	15,044,095	USD	226,734	07/19	HSB	10,792	-
RUB	134,598,802	USD	2,045,948	08/19	CIT	70,260	-
USD	5,454,478	AUD	7,879,000	07/19	CIT	-	(76,974)
USD	5,508,043	AUD	7,879,000	08/19	BOA	-	(29,475)
USD	1,109,465	BRL	4,268,000	01/20	JPM	16,576	-
USD	1,216,279	CAD	1,600,000	07/19	BNP	-	(5,827)
USD	75,917	CAD	100,000	07/19	BRC	-	(489)
USD	3,365,388	CAD	4,511,000	07/19	CIT	-	(79,525)
USD	76,286	CAD	100,000	07/19	GSC	-	(120)
USD	151,790	CAD	200,000	07/19	HSB	-	(992)
USD	2,198,842	CAD	2,900,000	07/19	JPM	-	(16,729)
USD	380,089	CAD	500,000	07/19	MSC	-	(1,910)
USD	2,302,209	CAD	3,011,000	08/19	JPM	1,259	-
USD	1,925,668	COP	6,135,178,095	07/19	GSC	19,210	-
USD	872,000	COP	2,802,608,000	09/19	BNP	4,261	-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	1,393,000	COP	4,496,604,000	09/19	RBS	$769	$-
USD	326,765	DKK	2,155,000	07/19	JPM	-	(1,533)
USD	762,609	DKK	4,960,000	10/19	BNP	1,201	-
USD	3,180,320	DKK	20,718,637	10/19	BOA	-	(191)
USD	518,688	DKK	3,380,000	10/19	CIT	-	(175)
USD	595,630	DKK	3,880,000	10/19	GSC	12	-
USD	692,914	DKK	4,510,000	10/19	JPM	586	-
USD	493,498	EUR	440,000	07/19	BNP	-	(6,826)
USD	25,218,096	EUR	22,589,628	07/19	GSC	-	(468,573)
USD	23,915,561	EUR	20,989,628	08/19	CIT	-	(13,038)
USD	5,138,700	GBP	4,031,000	07/19	BNP	19,534	-
USD	28,244,434	GBP	22,292,000	07/19	CIT	-	(65,277)
USD	1,121,606	GBP	881,000	07/19	GSC	2,781	-
USD	5,317,318	GBP	4,222,000	07/19	JPM	-	(44,408)
USD	39,920,350	GBP	31,426,000	08/19	BNP	-	(51,300)
USD	3,299,794	JPY	359,500,000	07/19	CIT	-	(34,622)
USD	3,347,923	JPY	359,500,000	08/19	UBS	5,503	-
USD	1,956,125	KRW	2,319,181,728	09/19	BNP	-	(52,076)
USD	324,000	KRW	373,280,400	09/19	BOA	773	-
USD	699,393	MXN	13,877,000	08/19	JPM	-	(18,518)
USD	623,546	MXN	12,213,077	10/19	BRC	-	(2,411)
USD	9,047,770	NZD	13,863,000	07/19	MSC	-	(265,395)
USD	9,253,041	NZD	13,863,000	08/19	BNP	-	(66,778)
USD	603,258	PEN	2,030,928	10/19	BNP	-	(10,953)
USD	1,140,203	SGD	1,560,710	09/19	BOA	-	(14,671)
USD	1,305,746	TWD	40,877,883	11/19	HSB	-	(22,421)
USD	946,212	TWD	29,642,000	11/19	JPM	-	(16,889)
ZAR	16,073,000	USD	1,103,727	07/19	JPM	36,556	-

Total Forward Foreign Currency Contracts						$564,606	($1,399,759)

(g)	Purchased options outstanding as of June 30, 2019 were as follows:

Credit Default Swaptions on Credit Indices - Buy Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - CDX IG32 5Y	1.200%	08/21/19	CSF	$7,400,000	$740	$553
Put - CDX IG32 5Y	1.950%	09/18/19	CSF	5,700,000	570	70

					$1,310	$623

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - U.S. Treasury 5-Year Notes (09/19)	$128.25	08/23/19	CME	117	$15,005,250	$1,006	$117
Call - U.S. Treasury 10-Year Notes (09/19)	144.50	08/23/19	CME	125	18,062,500	1,075	125
Call - U.S. Treasury 10-Year Notes (09/19)	145.00	08/23/19	CME	6	870,000	52	6
Call - U.S. Treasury 10-Year Notes (09/19)	145.50	08/23/19	CME	36	5,238,000	310	36
Call - U.S. Treasury 30-Year Bonds (09/19)	193.00	08/23/19	CME	49	9,457,000	421	49

						2,864	333

Put - U.S. Treasury 2-Year Notes (09/19)	104.13	08/23/19	CME	54	11,245,500	464	54
Put - U.S. Treasury Ultra 30-Year Bonds (09/19)	112.00	08/23/19	CME	36	4,032,000	310	36
Put - U.S. Treasury 10-Year Notes (09/19)	114.00	08/23/19	CME	31	3,534,000	267	31
Put - U.S. Treasury 10-Year Notes (09/19)	114.50	08/23/19	CME	127	14,541,500	1,092	127

						2,133	248

Total Options on Futures						$4,997	$581

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - Fannie Mae 4.000% due 07/15/49	$71.00	07/08/19	JPM	$4,100,000	$160	$-

Total Purchased Options					$6,467	$1,204

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(h)	Premiums received and value of written options outstanding as of June 30, 2019 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - CDX IG32 5Y	0.850%	07/17/19	BOA	$1,200,000	$1,140	($97)
Put - CDX IG32 5Y	0.900%	08/21/19	BOA	1,000,000	1,200	(185)
Put - CDX IG32 5Y	0.900%	08/21/19	CSF	1,000,000	1,170	(185)
Put - CDX IG32 5Y	0.900%	08/21/19	GSC	1,800,000	1,791	(332)
Put - CDX IG32 5Y	0.900%	08/21/19	MSC	900,000	900	(166)
Put - CDX IG32 5Y	0.950%	08/21/19	CIT	1,000,000	1,010	(152)
Put - CDX IG32 5Y	1.000%	08/21/19	BNP	1,000,000	900	(127)
Put - iTraxx Main 31 5Y	0.950%	09/18/19	BRC	EUR 2,500,000	5,405	(851)
Put - CDX IG32 5Y	0.950%	09/18/19	DUB	$900,000	990	(271)
Put - CDX IG32 5Y	0.950%	09/18/19	GSC	1,400,000	1,636	(421)
Put - CDX IG32 5Y	1.000%	09/18/19	BNP	1,600,000	2,520	(403)
Put - CDX IG32 5Y	1.000%	09/18/19	DUB	900,000	1,350	(227)
Put - iTraxx Main 31 5Y	1.000%	09/18/19	GSC	EUR 1,100,000	1,803	(322)
Put - iTraxx Main 31 5Y	1.050%	09/18/19	CIT	600,000	952	(153)
Put - CDX IG32 5Y	1.050%	09/18/19	CSF	$400,000	440	(85)
Put - iTraxx Main 31 5Y	1.050%	09/18/19	JPM	EUR 500,000	852	(127)
Put - CDX IG31 5Y	2.400%	09/18/19	GSC	$1,700,000	2,890	(1)
Put - iTraxx Main 30 5Y	2.400%	09/18/19	GSC	EUR 600,000	1,159	-

					$28,108	($4,105)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/Initial Index - (1.000+ 4.000%)10]	04/22/24	JPM	$13,800,000	$100,395	($7)
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/Initial Index - (1+4.000%)[10] ]	05/16/24	JPM	1,300,000	9,035	(70)
Cap - Eurostat Eurozone HICP	117.20	Maximum of [0, (Final Index/Initial Index) - (1+3.000%)20)]	06/22/35	GSC	EUR 2,200,000	100,087	(3,625)

						209,517	(3,702)

Floor - U.S. CPI Urban Consumers	234.81	Maximum of [0, 0.000% - ((Final Index/Initial Index)-1)]	03/24/20	JPM	$12,700,000	143,510	(4)
Floor - U.S. CPI Urban Consumers	216.69	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	04/07/20	CIT	87,000,000	775,840	(1)
Floor - U.S. CPI Urban Consumers	217.97	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	09/29/20	CIT	8,500,000	109,650	(1)
Floor - U.S. CPI Urban Consumers	238.64	Maximum of [0, 0.000% - ((Final Index/Initial Index) -1)]	10/02/20	JPM	3,800,000	70,136	(1,230)

						1,099,136	(1,236)

Total Inflation Floor/Cap Options						$1,308,653	($4,938)

Interest Rate Floor/Cap Option

Description	Exercise Rate	Floating Rate Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - ICE Swap Rate	0.000%	10-Year - 2-year ICE Swap Rate	01/02/20	MSC	$39,200,000	$30,380	($3,065)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 10-Year Notes (08/19)	$129.00	7/26/19	CME	24	$3,096,000	$5,970	($6,375)

Total Written Options						$1,373,111	($18,483)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(i)	Swap agreements outstanding as of June 30, 2019 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/19 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Mexico Government	Q	1.000%	12/20/23	BNP	1.002%	$250,000	($42)	$2,316	($2,358)
Mexico Government	Q	1.000%	12/20/23	BOA	1.002%	2,000,000	(336)	17,288	(17,624)
Mexico Government	Q	1.000%	12/20/23	GSC	1.002%	950,000	(159)	7,662	(7,821)
Mexico Government	Q	1.000%	12/20/23	HSB	1.002%	500,000	(84)	4,534	(4,618)
Mexico Government	Q	1.000%	12/20/23	JPM	1.002%	200,000	(34)	1,650	(1,684)

							($655)	$33,450	($34,105)

Credit Default Swaps on Corporate Issues – Sell Protection (4)
Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 06/30/19 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank	Q	1.000%	12/20/20	ICE	0.597%	EUR 100,000	$251	$199	$52
Daimler AG	Q	1.000%	12/20/20	ICE	0.173%	240,000	3,462	2,230	1,232
General Electric Co	Q	1.000%	12/20/20	ICE	0.244%	$100,000	1,138	(1,271)	2,409
Ally Financial Inc	Q	5.000%	06/20/22	ICE	0.632%	200,000	25,611	15,085	10,526
General Electric Co	Q	1.000%	12/20/23	ICE	0.809%	300,000	2,532	(14,847)	17,379

							$32,994	$1,396	$31,598

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY31 5Y	Q	5.000%	12/20/23	ICE	$6,305,000	($523,051)	($325,315)	($197,736)
CDX HY32 5Y	Q	5.000%	06/20/24	ICE	2,500,000	(190,674)	(188,939)	(1,735)

						($713,725)	($514,254)	($199,471)

Credit Default Swaps on Credit Indices – Sell Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 8	M	0.500%	10/17/57	GSC	$1,000,000	$11,609	($52,061)	$63,670

Total Credit Default Swaps						($669,777)	($531,469)	($138,308)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Pay Rate/ Receive Rate	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.788%	U.S. CPI Urban Consumers	Z/Z	MSC	07/18/26	$2,800,000	($43,173)	$-	($43,173)
1.810%	U.S. CPI Urban Consumers	Z/Z	MSC	07/19/26	4,100,000	(53,177)	-	(53,177)
1.800%	U.S. CPI Urban Consumers	Z/Z	MSC	07/20/26	2,600,000	(36,214)	-	(36,214)
1.805%	U.S. CPI Urban Consumers	Z/Z	MSC	09/20/26	800,000	(10,000)	-	(10,000)

						(142,564)	-	(142,564)

			Exchange
1.849%	3-Month USD-LIBOR	S/Q	CME	02/24/25	5,400,000	(25,033)	-	(25,033)
3.603%	GBP Retail Price	Z/Z	LCH	11/15/28	GBP 120,000	1,311	-	1,311
3.633%	GBP Retail Price	Z/Z	LCH	12/15/28	700,000	10,552	-	10,552
1.954%	U.S. CPI Urban Consumers	Z/Z	LCH	06/03/29	$2,350,000	6,919	-	6,919
3.190%	GBP Retail Price	Z/Z	LCH	04/15/30	GBP 3,800,000	(174,152)	(214,683)	40,531
3.400%	GBP Retail Price	Z/Z	LCH	06/15/30	2,500,000	7,318	57,700	(50,382)
3.325%	GBP Retail Price	Z/Z	LCH	08/15/30	830,000	(19,789)	7,797	(27,586)
3.300%	GBP Retail Price	Z/Z	LCH	12/15/30	1,160,000	(51,635)	(55,072)	3,437
3.530%	GBP Retail Price	Z/Z	LCH	10/15/31	270,000	(1,487)	7,144	(8,631)
3.470%	GBP Retail Price	Z/Z	LCH	09/15/32	6,310,000	(112,442)	2,369	(114,811)
3.500%	GBP Retail Price	Z/Z	LCH	09/15/33	380,000	(6,260)	297	(6,557)
3.579%	GBP Retail Price	Z/Z	LCH	10/15/33	420,000	5,051	-	5,051
3.358%	GBP Retail Price	Z/Z	LCH	04/15/35	1,200,000	(27,683)	(29,642)	1,959
3.580%	GBP Retail Price	Z/Z	LCH	06/15/39	400,000	(568)	405	(973)
3.590%	GBP Retail Price	Z/Z	LCH	06/15/39	450,000	1,198	-	1,198
3.600%	GBP Retail Price	Z/Z	LCH	06/15/39	580,000	3,916	189	3,727
1.946%	Eurostat Eurozone HICP	Z/Z	LCH	03/15/48	EUR 100,000	25,902	823	25,079
1.945%	Eurostat Eurozone HICP	Z/Z	LCH	11/15/48	370,000	97,061	-	97,061
1.950%	Eurostat Eurozone HICP	Z/Z	LCH	11/15/48	580,000	153,600	1,978	151,622

						(106,221)	(220,695)	114,474

Total Interest Rate Swaps – Long						($248,785)	($220,695)	($28,090)

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.721%	U.S. CPI Urban Consumers	Z/Z	LCH	07/15/20	$7,290,000	($9,248)	$-	($9,248)
2.168%	U.S. CPI Urban Consumers	Z/Z	LCH	07/15/20	3,500,000	(20,044)	-	(20,044)
1.160%	France CPI Excluding Tobacco	Z/Z	LCH	08/15/20	EUR 130,000	(1,292)	92	(1,384)
2.027%	U.S. CPI Urban Consumers	Z/Z	LCH	11/23/20	$3,500,000	(9,307)	-	(9,307)
2.021%	U.S. CPI Urban Consumers	Z/Z	LCH	11/25/20	3,300,000	(8,363)	-	(8,363)
1.875%	U.S. CPI Urban Consumers	Z/Z	LCH	03/14/21	2,400,000	(4,080)	-	(4,080)
1.927%	U.S. CPI Urban Consumers	Z/Z	LCH	03/18/21	8,000,000	(21,065)	-	(21,065)
1.345%	France CPI Excluding Tobacco	Z/Z	LCH	06/15/21	EUR 1,300,000	(19,613)	-	(19,613)
1.550%	U.S. CPI Urban Consumers	Z/Z	LCH	07/26/21	$2,400,000	48,683	81,231	(32,548)
1.603%	U.S. CPI Urban Consumers	Z/Z	LCH	09/12/21	1,850,000	29,453	55,721	(26,268)
2.069%	U.S. CPI Urban Consumers	Z/Z	LCH	07/15/22	1,200,000	(10,483)	-	(10,483)
2.210%	U.S. CPI Urban Consumers	Z/Z	LCH	02/05/23	6,810,000	(134,684)	-	(134,684)
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	04/27/23	5,320,000	(138,422)	(801)	(137,621)
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	05/09/23	1,150,000	(29,473)	-	(29,473)
2.281%	U.S. CPI Urban Consumers	Z/Z	LCH	05/10/23	1,760,000	(49,670)	-	(49,670)
1.843%	3-Month USD-LIBOR	S/Q	CME	02/24/25	5,400,000	26,442	-	26,442
2.300%	3-Month USD-LIBOR	S/Q	CME	04/27/26	14,510,000	(307,259)	271,993	(579,252)
2.000%	3-Month USD-LIBOR	S/Q	CME	07/27/26	6,500,000	(37,797)	189,242	(227,039)
2.400%	3-Month USD-LIBOR	S/Q	CME	12/07/26	800,000	(17,784)	9,068	(26,852)
0.300%	6-Month JPY-LIBOR	S/S	LCH	09/20/27	JPY 377,560,000	(102,049)	(5,765)	(96,284)
3.250%	3-Month NZD Bank Bills	S/Q	CME	03/21/28	NZD 4,500,000	(406,820)	12,283	(419,103)
3.100%	3-Month USD-LIBOR	S/Q	CME	04/17/28	$15,540,000	(715,563)	(46,913)	(668,650)
2.250%	3-Month USD-LIBOR	S/Q	LCH	06/20/28	11,780,000	(315,190)	593,673	(908,863)
2.720%	3-Month USD-LIBOR	S/Q	CME	07/18/28	400,000	(29,046)	4,184	(33,230)
2.765%	3-Month USD-LIBOR	S/Q	CME	07/18/28	2,980,000	(228,245)	31,720	(259,965)
3.134%	3-Month USD-LIBOR	S/Q	CME	09/13/28	15,000,000	(677,240)	-	(677,240)
1.500%	6-Month GBP-LIBOR	S/S	LCH	09/18/29	GBP 5,510,000	(295,880)	(39,066)	(256,814)
2.000%	1-Day USD-Federal Funds	A/A	LCH	12/15/47	$2,610,000	(9,670)	6,049	(15,719)
2.428%	1-Day USD-Federal Funds	A/A	LCH	12/20/47	500,000	(50,214)	1,172	(51,386)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.478%	1-Day USD-Federal Funds	A/A	LCH	12/20/47	$1,203,000	($134,558)	$6,433	($140,991)
2.499%	1-Day USD-Federal Funds	A/A	LCH	12/20/47	390,000	(45,502)	945	(46,447)
3.000%	3-Month USD-LIBOR	S/Q	CME	12/19/48	1,990,000	(337,946)	117,562	(455,508)

						($4,061,929)	$1,288,823	($5,350,752)

Total Interest Rate Swaps						($4,310,714)	$1,068,128	($5,378,842)

Total Swap Agreements						($4,980,491)	$536,659	($5,517,150)

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps

	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swap Agreements
Assets	$33,450	$63,670
Liabilities	(52,061)	(176,669)
Centrally Cleared Swap Agreements (1)
Assets	1,477,584	406,487
Liabilities	(922,314)	(5,810,638)

	$536,659	($5,517,150)

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$56,126,538	$-	$56,126,538	$-
	Mortgage-Backed Securities	113,310,015	-	113,310,015	-
	Asset-Backed Securities	41,216,472	-	41,216,472	-
	U.S. Treasury Obligations	443,774,010	-	443,774,010	-
	Foreign Government Bonds & Notes	78,433,929	-	78,433,929	-
	Short-Term Investments	24,751,416	-	24,751,416	-
	Derivatives:
	Credit Contracts
	Purchased Options	623	-	623	-
	Swaps	95,268	-	95,268	-

	Total Credit Contracts	95,891	-	95,891	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	564,606	-	564,606	-
	Interest Rate Contracts
	Futures	862,081	862,081	-	-
	Purchased Options	581	-	581	-
	Swaps	374,889	-	374,889	-

	Total Interest Rate Contracts	1,237,551	862,081	375,470	-

	Total Asset - Derivatives	1,898,048	862,081	1,035,967	-

	Total Assets	759,510,428	862,081	758,648,347	-

Liabilities	Securities Sold Short
	Mortgage-Backed Securities	(10,174,446)	-	(10,174,446)	-
	Sale-buyback Financing Transactions	(273,204,490)	-	(273,204,490)	-
	Derivatives:
	Credit Contracts
	Written Options	(4,105)	-	(4,105)	-
	Swaps	(233,576)	-	(233,576)	-

	Total Credit Contracts	(237,681)	-	(237,681)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,399,759)	-	(1,399,759)	-
	Interest Rate Contracts
	Futures	(2,152,781)	(2,152,781)	-	-
	Written Options	(14,378)	-	(14,378)	-
	Swaps	(5,753,731)	-	(5,753,731)	-

	Total Interest Rate Contracts	(7,920,890)	(2,152,781)	(5,768,109)	-

	Total Liabilities - Derivatives	(9,558,330)	(2,152,781)	(7,405,549)	-

	Total Liabilities	(292,937,266)	(2,152,781)	(290,784,485)	-

	Total	$466,573,162	($1,290,700)	$467,863,862	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 1.8%

Consumer, Cyclical - 0.5%

Ford Motor Credit Co LLC 3.753% (USD LIBOR + 1.235%) due 02/15/23 §	$1,000,000	$971,230

Consumer, Non-Cyclical - 1.3%

Becton Dickinson and Co 3.194% (USD LIBOR + 0.875%) due 12/29/20 §	1,627,000	1,627,268
Cardinal Health Inc 3.180% (USD LIBOR + 0.770%) due 06/15/22 §	1,000,000	1,003,076

		2,630,344

Total Corporate Bonds & Notes (Cost $3,630,675)		3,601,574

MORTGAGE-BACKED SECURITIES - 11.7%

Collateralized Mortgage Obligations - Commercial - 1.8%

BX Commercial Mortgage Trust 4.094% (USD LIBOR + 1.700%) due 11/15/35 § ~	836,487	841,603
BX Trust 3.482% (USD LIBOR + 1.088%) due 09/15/37 § ~	952,757	951,201
CAMB Commercial Mortgage Trust 4.144% (USD LIBOR + 1.750%) due 12/15/37 § ~	336,943	339,701
KNDL Mortgage Trust 4.194% (USD LIBOR + 1.800%) due 05/15/36 § ~	251,000	251,339
SLIDE 3.294% (USD LIBOR + 0.900%) due 06/15/31 § ~	514,430	515,368
TPG Real Estate Finance Issuer Ltd (Cayman) 3.144% (USD LIBOR + 0.750%) due 02/15/35 § ~	419,423	419,735
VMC Finance LLC 3.214% (USD LIBOR + 0.820%) due 03/15/35 § ~	263,246	262,753

		3,581,700

Collateralized Mortgage Obligations - Residential - 9.9%

Angel Oak Mortgage Trust 3.238% due 05/25/59 § ~	1,110,000	1,117,654
Deephaven Residential Mortgage Trust
2.976% due 12/25/57 § ~	236,800	237,984
3.027% due 12/25/57 § ~	255,373	256,314
3.948% due 01/25/59 § ~	458,903	464,913
4.285% due 10/25/58 § ~	2,824,691	2,873,927
Fannie Mae
2.954% (USD LIBOR + 0.550%) due 03/25/31 §	700,851	700,809
3.054% (USD LIBOR + 0.650%) due 05/25/30 - 05/28/30 §	2,260,037	2,261,353
Fannie Mae Connecticut Avenue Securities
3.084% (USD LIBOR + 0.680%) due 10/25/30 §	1,333,832	1,334,569
3.124% (USD LIBOR + 0.720%) due 01/25/31 §	1,961,441	1,962,735
3.154% (USD LIBOR + 0.750%) due 02/25/30 §	1,329,959	1,330,907
New Residential Mortgage Loan Trust 3.928% due 01/25/49 § ~	1,805,999	1,851,058

	Principal Amount	Value
Opteum Mortgage Acceptance Corp Asset-Backed Pass-Through Certificates 2.714% (USD LIBOR + 0.310%) due 11/25/35 §	$965,895	$968,476
PSMC Trust 3.500% due 02/25/48 § ~	377,618	384,568
Sequoia Mortgage Trust
2.500% due 01/25/45 § ~	1,558,727	1,554,415
4.000% due 02/25/48 § ~	259,633	265,035
4.000% due 06/25/48 § ~	978,143	994,738
4.000% due 08/25/48 § ~	917,249	929,185

		19,488,640

Total Mortgage-Backed Securities (Cost $22,915,065)		23,070,340

ASSET-BACKED SECURITIES - 32.1%

321 Henderson Receivables I LLC 2.594% (USD LIBOR + 0.200%) due 12/15/41 § ~	210,422	208,444
AASET Trust 3.967% due 05/16/42 ~	580,029	587,032
AASET US Ltd 4.454% due 11/18/38 ~	955,337	976,786
AccessLex Institute 2.913% (USD LIBOR + 0.570%) due 09/22/37 §	287,100	272,618
AIMCO CLO (Cayman) 3.447% (USD LIBOR + 0.850%) due 01/15/28 § ~	1,100,000	1,095,126
Arbor Realty Commercial Real Estate Notes Ltd (Cayman) 3.544% (USD LIBOR + 1.150%) due 06/15/28 § ~	1,700,000	1,704,951
Asset-Backed Securities Corp Home Equity Loan Trust 2.574% (USD LIBOR + 0.170%) due 03/25/36 §	447,272	446,891
Avery Point IV CLO Ltd (Cayman) 3.680% (USD LIBOR + 1.100%) due 04/25/26 § ~	633,355	633,656
Avis Budget Rental Car Funding AESOP LLC 4.530% due 03/20/23 ~	433,000	445,464
CIFC Funding Ltd (Cayman) 3.377% (USD LIBOR + 0.780%) due 04/15/27 § ~	1,100,000	1,099,420
CIT Education Loan Trust 2.439% (USD LIBOR + 0.090%) due 03/25/42 § ~	700,429	669,543
CLI Funding V LLC 3.290% due 06/18/29 ~	614,556	614,892
Commonbond Student Loan Trust
3.200% due 06/25/32 ~	72,643	72,950
4.350% due 02/25/46 ~	337,000	339,925
DRB Prime Student Loan Trust
2.320% due 04/25/30	380	380
2.540% due 04/27/26 ~	6,547	6,549
3.060% due 07/25/31 ~	38,251	38,603
3.070% due 10/25/44 ~	1,460,395	1,466,599
4.304% (USD LIBOR + 1.900%) due 10/25/44 § ~	1,397,806	1,412,948
Drive Auto Receivables Trust 2.650% due 02/15/24	563,000	565,234
ECMC Group Student Loan Trust
3.240% (USD LIBOR + 0.750%) due 02/27/68 § ~	2,096,022	2,085,056
3.754% (USD LIBOR + 1.350%) due 07/26/66 § ~	213,486	215,481

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
EdLinc Student Loan Funding Trust 4.350% (US PRIME - 1.150%) due 12/01/47 § ~	$396,395	$399,337
Education Loan Asset-Backed Trust 3.204% (USD LIBOR + 0.800%) due 06/25/26 § ~	76,411	76,406
Elara HGV Timeshare Issuer LLC 2.730% due 04/25/28 ~	70,061	69,995
ELFI Graduate Loan Program LLC 3.154% (USD LIBOR + 0.750%) due 08/25/42 § ~	705,624	704,688
FCI Funding LLC 3.630% due 02/18/31 ~	205,174	206,853
First Franklin Mortgage Loan Trust 2.764% (USD LIBOR + 0.360%) due 10/25/35 §	1,207,304	1,206,771
GCO Education Loan Funding Trust 2.681% (USD LIBOR + 0.160%) due 05/25/26 §	1,165,385	1,163,426
Hertz Vehicle Financing II LP 3.520% due 03/25/21 ~	980,000	985,539
Hilton Grand Vacations Trust 2.280% due 01/25/26 ~	44,898	44,869
JP Morgan Student Loan Trust 3.115% (USD LIBOR + 0.350%) due 06/28/39 § ~	227,667	213,869
KREF Ltd 3.744% (USD LIBOR + 1.350%) due 06/15/36 § ~	2,000,000	2,008,870
Marlette Funding Trust
3.130% due 07/16/29 ~	286,000	287,722
3.530% due 07/16/29 ~	213,000	216,547
MVW Owner Trust
2.640% due 12/20/33 ~	799,699	797,791
2.960% due 12/20/32 ~	326,214	326,461
Navient Private Education Refi Loan Trust 2.820% due 02/15/68 ~	1,280,000	1,289,274
Navient Student Loan Trust 3.404% (USD LIBOR + 1.000%) due 02/27/68 § ~	1,887,000	1,892,149
Navistar Financial Dealer Note Master Owner Trust 3.954% (USD LIBOR + 1.550%) due 09/25/23 § ~	440,000	441,028
Navistar Financial Dealer Note Master Trust 3.163% (USD LIBOR + 0.750%) due 05/28/24 § ~	1,000,000	1,000,462
Nelnet Student Loan Trust
2.443% (USD LIBOR + 0.100%) due 03/23/37 §	1,083,873	1,063,169
2.513% (USD LIBOR + 0.170%) due 03/23/37 §	374,845	350,105
2.599% (USD LIBOR + 0.250%) due 06/25/41 §	148,374	137,886
2.690% (USD LIBOR + 0.110%) due 10/25/33 §	981,658	972,958
2.930% (USD LIBOR + 0.350%) due 10/25/40 §	540,451	511,430
3.054% (USD LIBOR + 0.650%) due 11/25/52 § ~	1,147,045	1,126,301
3.904% (USD LIBOR + 1.500%) due 03/25/48 § ~	1,000,000	974,175
Neuberger Berman CLO XX Ltd (Cayman) 3.397% (USD LIBOR + 0.800%) due 01/15/28 § ~	1,050,000	1,074,576
New Residential Advance Receivables Trust Advance Receivables Backed Notes 4.002% due 02/15/51 ~	1,000,000	1,009,916

	Principal Amount	Value
OCP CLO Ltd (Cayman) 3.406% (USD LIBOR + 0.820%) due 10/26/27 § ~	$1,100,000	$1,097,989
OneMain Direct Auto Receivables Trust 2.820% due 07/15/24 ~	900,000	901,474
Orange Lake Timeshare Trust 4.930% due 04/09/38 ~	802,077	814,694
PHEAA Student Loan Trust 3.020% (USD LIBOR + 0.590%) due 08/25/40 § ~	334,345	332,655
PNMAC GMSR ISSUER Trust 5.340% (USD LIBOR + 2.850%) due 02/25/23 § ~	180,000	180,480
Santander Drive Auto Receivables Trust 2.790% due 01/16/24	620,000	625,706
Saxon Asset Securities Trust 2.554% (USD LIBOR + 0.150%) due 09/25/36 §	1,355,781	1,352,143
Scholar Funding Trust 3.482% (USD LIBOR + 0.900%) due 10/28/43 § ~	1,469,731	1,466,108
Securitized Equipment Receivables Trust
3.760% due 10/11/24	500,000	501,048
4.200% due 10/11/24	480,000	482,599
Sierra Timeshare Receivables Funding LLC
2.300% due 10/20/31 ~	68,086	68,042
2.630% due 10/20/33 ~	832,187	829,662
2.780% due 07/20/33 ~	1,214,170	1,212,385
2.800% due 10/20/31 ~	280,726	280,572
3.020% due 06/20/32 ~	660,989	658,686
3.050% due 03/22/32 ~	300,058	299,617
3.770% due 01/20/36 ~	695,317	706,532
4.750% due 01/20/36 ~	521,488	530,154
SLC Student Loan Trust
2.640% (USD LIBOR + 0.230%) due 12/15/39 §	760,801	700,080
2.690% (USD LIBOR + 0.280%) due 03/15/40 §	843,125	779,761
2.718% (USD LIBOR + 0.200%) due 02/15/45 §	120,729	113,973
SLM Student Loan Trust
2.720% (USD LIBOR + 0.140%) due 07/25/25 §	893,196	892,165
2.730% (USD LIBOR + 0.150%) due 04/25/40 §	60,854	56,139
2.750% (USD LIBOR + 0.170%) due 07/25/40 §	1,200,000	1,134,157
3.060% (USD LIBOR + 0.650%) due 06/15/38 §	674,045	631,375
3.904% (USD LIBOR + 1.500%) due 06/27/44 §	100,000	94,550
3.904% (USD LIBOR + 1.500%) due 12/28/70 §	100,000	99,255
SMB Private Education Loan Trust
2.763% (USD LIBOR + 0.350%) due 07/15/26 § ~	619,000	619,780
3.114% (USD LIBOR + 0.720%) due 01/15/37 ~ §	599,000	597,778
3.413% (USD LIBOR + 1.000%) due 06/15/37 § ~	950,000	951,376
Spirit Master Funding LLC 3.501% due 01/20/45 ~	1,096,218	1,095,437
Structured Asset Securities Corp Mortgage Loan Trust 3.204% (USD LIBOR + 0.800%) due 11/25/35 § ~	1,100,000	1,092,760
Textainer Marine Containers VII Ltd (Bermuda) 4.110% due 07/20/43 ~	653,800	660,812

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
TLF National Tax Lien Trust 3.090% due 12/15/29 ~	$1,178,702	$1,178,114
Trafigura Securitisation Finance PLC (Ireland)
3.124% (USD LIBOR + 0.730%) due 03/15/22 § ~	1,010,000	1,002,296
3.339% (USD LIBOR + 0.850%) due 12/15/20 § ~	1,150,000	1,150,092
4.173% (USD LIBOR + 1.700%) due 12/15/20 § ~	260,000	260,689
4.290% due 03/15/22 ~	1,760,000	1,788,370
VSE VOI Mortgage LLC 2.740% due 07/20/33 ~	805,944	803,914

Total Asset-Backed Securities (Cost $63,468,225)		63,554,540

U.S. TREASURY OBLIGATIONS - 84.3%

U.S. Treasury Inflation Protected Securities - 81.4%

0.125% due 04/15/22 ^ ‡	7,827,045	7,767,062
0.125% due 07/15/22 ^ ‡	7,899,637	7,877,880
0.125% due 07/15/24 ^ ‡	13,289,218	13,271,583
0.125% due 07/15/26 ^ ‡	6,033,033	5,994,907
0.250% due 01/15/25 ^ ‡	14,023,620	14,044,982
0.375% due 07/15/25 ^ ‡	2,332,614	2,359,270
0.375% due 07/15/27 ^ ‡	10,967,250	11,074,128
0.500% due 01/15/28 ^ ‡	17,215,495	17,504,781
0.625% due 04/15/23 ^ ‡	17,136,976	17,342,663
0.625% due 02/15/43 ^ ‡	2,222,620	2,156,743
0.750% due 07/15/28 ^ ‡	560,541	584,331
0.750% due 02/15/45 ^ ‡	10,850,200	10,749,194
0.875% due 01/15/29 ^ ‡	6,415,319	6,756,391
0.875% due 02/15/47 ^ ‡	5,122,847	5,227,248
1.000% due 02/15/48 ^ ‡	4,662,540	4,911,362
1.000% due 02/15/49 ^ ‡	395,994	419,351
1.375% due 02/15/44 ^ ‡	164,445	186,872
1.750% due 01/15/28 ^ ‡	512,236	574,566
2.000% due 01/15/26 ^ ‡	3,861,960	4,298,974
2.125% due 02/15/41 ^ ‡	3,290,179	4,242,236
2.375% due 01/15/25 ^ ‡	8,810,620	9,848,873
2.375% due 01/15/27 ^ ‡	5,701,365	6,587,661
3.875% due 04/15/29 ^ ‡	5,393,041	7,224,305

		161,005,363

U.S. Treasury Notes - 2.9%

0.500% due 04/15/24	5,612,352	5,683,837

Total U.S. Treasury Obligations (Cost $162,573,377)		166,689,200

MUNICIPAL BONDS - 3.4%

Brazos Higher Education Authority Inc
2.469% (USD LIBOR + 0.120%) due 06/25/26 §	1,153,035	1,137,344
2.509% (USD LIBOR + 0.160%) due 03/27/23 §	621,141	619,631
Kentucky Higher Education Student Loan Corp 3.190% (USD LIBOR + 0.750%) due 12/01/31 §	737,155	721,469
New Hampshire Higher Education Loan Corp 2.904% (USD LIBOR + 0.500%) due 10/25/28 §	1,511,735	1,512,370
North Carolina State Education Assistance Authority 3.380% (USD LIBOR + 0.800%) due 07/25/25 §	1,285,658	1,287,252

	Principal Amount	Value
Pennsylvania Higher Education Assistance Agency 3.480% (USD LIBOR + 0.900%) due 07/25/29 §	$1,226,188	$1,230,823
South Carolina Student Loan Corp 3.580% (USD LIBOR + 1.000%) due 07/25/25 §	208,380	208,670

Total Municipal Bonds (Cost $6,731,880)		6,717,559

SHORT-TERM INVESTMENTS - 37.2%

Commercial Paper - 35.5%

AT&T Inc
2.787% due 12/10/19	1,000,000	987,955
2.815% due 09/30/19	2,800,000	2,780,823
BAT International Finance PLC (United Kingdom) 3.003% due 07/02/19	1,200,000	1,199,667
Bell Canada Inc (Canada) 2.886% due 07/23/19	3,800,000	3,793,078
Dentsply International Inc 2.750% due 07/29/19	3,800,000	3,791,698
Dominion Resources Inc 2.808% due 09/05/19	3,800,000	3,781,151
DowDuPont Inc 2.763% due 08/12/19	1,300,000	1,295,905
Enbridge Inc 2.808% due 09/10/19	3,800,000	3,779,769
Entergy Corp
2.787% due 08/29/19	1,000,000	995,274
2.911% due 07/08/19	1,000,000	999,284
ERAC USA Finance LLC 2.705% due 09/18/19	3,800,000	3,777,565
FMC TECH Inc 2.694% due 07/18/19	3,500,000	3,495,096
Fortive Corp 2.673% due 07/23/19	3,000,000	2,994,733
General Electric Co 2.880% due 08/01/19	2,300,000	2,294,478
Keurig Dr Pepper Inc 2.708% due 07/29/19	3,500,000	3,492,354
Michelin Luxembourg SCS (Luxembourg)
2.736% due 09/09/19	1,500,000	1,492,125
2.757% due 09/06/19	2,300,000	2,288,426
National Grid USA 2.578% due 08/28/19	600,000	597,372
NextEra Energy Capital Holdings Inc 2.628% due 08/26/19	3,000,000	2,987,300
NiSource Inc 2.664% due 08/05/19	1,300,000	1,296,504
Nissan Motor Acceptance Corp
2.763% due 10/21/19	500,000	496,036
2.784% due 10/21/19	3,300,000	3,273,836
Reckitt Benckiser Treasury Services PLC (United Kingdom) 2.448% due 04/02/20	3,300,000	3,239,643
Suncor Energy Inc 2.736% due 09/06/19	2,500,000	2,487,419
TransCanada PipeLines Ltd 2.991% due 07/17/19	5,000,000	4,993,350
VW Credit Inc (Germany) 2.710% due 10/15/19	3,800,000	3,770,051
Walgreens Boots Alliance Inc 2.661% due 08/30/19	3,800,000	3,782,803

		70,163,695

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $3,473,008; collateralized by U.S. Treasury Notes: 1.750% due 03/31/22 and value $3,546,422)	$3,472,863	$3,472,863

Total Short-Term Investments (Cost $73,639,149)		73,636,558

TOTAL INVESTMENTS - 170.5% (Cost $332,958,371)		337,269,771

DERIVATIVES - 0.8%
(See Notes (e) through (g) in Notes to Schedule of Investments)		1,600,715

OTHER ASSETS & LIABILITIES, NET - (71.3%)		(141,051,427)

NET ASSETS - 100.0%		$197,819,059

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	84.3%
Short-Term Investments	37.2%
Asset-Backed Securities	32.1%
Mortgage-Backed Securities	11.7%
Municipal Bonds	3.4%
Others (each less than 3.0%)	1.8%

	170.5%
Derivatives	0.8%
Other Assets & Liabilities, Net	(71.3%	)

	100.0%

(b)

As of June 30, 2019, investments with a total aggregate value of $142,231,662 were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, open futures and swap agreements.

(c)	The average amount of borrowings by the Fund on reverse repurchase agreements during the period ended June 30, 2019 was $283,978,889 at a weighted average interest rate of 2.650%.

(d)	Reverse repurchase agreements outstanding as of June 30, 2019 were as follows:

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Principal Amount	Value
HSB	U.S. Treasury Inflation Protected Securities 0.125% - 0.625% due 04/15/23 - 01/15/28	2.640%	06/18/19	07/18/19	($23,628,118)	$23,576,250	($23,576,250)
DSA	U.S. Treasury Inflation Protected Securities 0.250% - 2.375% due 04/15/23 - 02/15/47	2.650%	06/11/19	08/13/19	(49,847,601)	49,617,500	(49,617,500)
BMO	U.S. Treasury Inflation Protected Securities 0.125% - 3.875% due 04/15/22 - 02/15/41	2.560%	06/18/19	08/13/19	(54,227,038)	54,011,950	(54,011,950)
MSC	U.S. Treasury Inflation Protected Securities 0.500% - 1.000% due 01/15/28 - 02/15/48	2.550%	06/12/19	09/12/19	(11,897,279)	11,820,250	(11,820,250)

Total Reverse Repurchase Agreements							($139,025,950)

(e)	Open futures contracts outstanding as of June 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	09/19	5	$1,067,671	$1,075,898	$8,227
U.S. Treasury 10-Year Notes	09/19	3	382,760	383,907	1,147

					9,374

Short Futures Outstanding
U.S. Treasury 5-Year Notes	09/19	15	1,771,877	1,772,344	(467)
U.S. Treasury 30-Year Bonds	09/19	1	154,434	155,594	(1,160)
U.S. Treasury Ultra Long Bonds	09/19	5	849,288	887,812	(38,524)

					(40,151)

Total Futures Contracts					($30,777)

(f)	Purchased options outstanding as of June 30, 2019 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.675%	04/19/33	JPM	$9,320,000	$424,339	$648,565

Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.175%	04/19/33	JPM	18,765,000	852,119	728,084

Total Purchased Options							$1,276,458	$1,376,649

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(g)	Swap agreements outstanding as of June 30, 2019 were as follows:

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.795%	3-Month USD-LIBOR	S/Q	CME	07/03/20	$10,500,000	$159,799	$-	$159,799
2.988%	3-Month USD-LIBOR	S/Q	CME	12/04/21	5,160,000	151,844	-	151,844

						$311,643	$	$311,643

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.314%	U.S. CPI Urban Consumers	Z/Z	BOA	10/01/20	$4,500,000	($61,295)	$-	($61,295)
1.570%	U.S. CPI Urban Consumers	Z/Z	BOA	01/10/21	24,300,000	7,854	-	7,854

						(53,441)	-	(53,441)

			Exchange
2.499%	3-Month USD-LIBOR	Q/S	CME	06/13/43	800,000	(3,359)	-	(3,359)

Total Interest Rate Swaps – Short						($56,800)	$-	($56,800)

Total Interest Rate Swaps						$254,843	$-	$254,843

Total Swap Agreements						$254,843	$-	$254,843

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps

	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swap Agreements
Assets	$-	$7,854
Liabilities	-	(61,295)
Centrally Cleared Swap Agreements (1)
Assets	-	311,643
Liabilities	-	(3,359)

	$-	$254,843

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$3,601,574	$-	$3,601,574	$-
	Mortgage-Backed Securities	23,070,340	-	23,070,340	-
	Asset-Backed Securities	63,554,540	-	63,554,540	-
	U.S. Treasury Obligations	166,689,200	-	166,689,200	-
	Municipal Bonds	6,717,559	-	6,717,559	-
	Short-Term Investments	73,636,558	-	73,636,558	-
	Derivatives:
	Interest Rate Contracts
	Futures	9,374	9,374	-	-
	Purchased Options	1,376,649	-	1,376,649	-
	Swaps	319,497	-	319,497	-

	Total Interest Rate Contracts	1,705,520	9,374	1,696,146	-

	Total Asset - Derivatives	1,705,520	9,374	1,696,146	-

	Total Assets	338,975,291	9,374	338,965,917	-

Liabilities	Reverse Repurchase Agreements	(139,025,950)	-	(139,025,950)	-
	Derivatives:
	Interest Rate Contracts
	Futures	(40,151)	(40,151)	-	-
	Swaps	(64,654)	-	(64,654)	-

	Total Interest Rate Contracts	(104,805)	(40,151)	(64,654)	-

	Total Liabilities - Derivatives	(104,805)	(40,151)	(64,654)	-

	Total Liabilities	(139,130,755)	(40,151)	(139,090,604)	-

	Total	$199,844,536	($30,777)	$199,875,313	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 53.3%

Basic Materials - 0.5%

Huntsman International LLC 5.125% due 11/15/22	$8,500,000	$8,990,177
International Paper Co 4.750% due 02/15/22	1,700,000	1,795,294
Newcrest Finance Property Ltd (Australia) 4.450% due 11/15/21 ~	400,000	414,942
Newmont Goldcorp Corp 5.125% due 10/01/19	2,300,000	2,313,674
Syngenta Finance NV (Switzerland) 4.441% due 04/24/23 ~	4,400,000	4,575,303

		18,089,390

Communications - 2.8%

Amazon.com Inc 5.200% due 12/03/25	200,000	233,651
AT&T Inc
3.000% due 06/30/22	3,895,000	3,963,075
3.247% (USD LIBOR + 0.650%) due 01/15/20 §	6,000,000	6,015,317
3.270% (USD LIBOR + 0.750%) due 06/01/21 §	7,300,000	7,338,563
3.547% (USD LIBOR + 0.950%) due 07/15/21 §	5,500,000	5,549,846
3.616% (USD LIBOR + 1.180%) due 06/12/24 §	6,100,000	6,181,037
4.350% due 03/01/29	4,500,000	4,831,662
Charter Communications Operating LLC
3.579% due 07/23/20	5,000,000	5,045,088
4.464% due 07/23/22	7,550,000	7,933,778
Crown Castle Towers LLC 3.222% due 05/15/42 ~	300,000	303,719
Deutsche Telekom International Finance BV (Germany) 2.820% due 01/19/22 ~	3,400,000	3,431,065
Discovery Communications LLC 3.300% due 05/15/22	900,000	916,191
eBay Inc
2.750% due 01/30/23	1,998,000	2,009,493
3.453% (USD LIBOR + 0.870%) due 01/30/23 §	2,100,000	2,111,186
3.800% due 03/09/22	7,061,000	7,310,421
Entercom Media Corp 7.250% due 11/01/24 ~ ‡	5,300,000	5,611,375
Sprint Communications Inc 7.000% due 08/15/20	3,400,000	3,531,750
Telstra Corp Ltd (Australia) 4.800% due 10/12/21 ~	1,800,000	1,893,710
United Group BV (Netherlands) 4.375% due 07/01/22 ~	EUR 4,000,000	4,663,184
Verizon Communications Inc 3.376% due 02/15/25	$10,679,000	11,151,262
Vodafone Group PLC (United Kingdom) 3.750% due 01/16/24	6,400,000	6,704,389

		96,729,762

Consumer, Cyclical - 6.8%

Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	1,881,739	1,971,498
Alimentation Couche-Tard Inc (Canada) 2.700% due 07/26/22 ~	6,200,000	6,212,354
American Airlines Pass-Through Trust ‘AA’ 3.000% due 04/15/30	3,049,725	3,050,607
American Airlines Pass-Through Trust ‘A’
3.250% due 04/15/30	2,691,236	2,674,230
4.000% due 01/15/27	2,941,948	3,070,659

	Principal Amount	Value
BMW US Capital LLC (Germany) 3.450% due 04/12/23 ~	$5,500,000	$5,669,410
Continental Airlines Pass-Through Trust ‘A’ 7.250% due 05/10/21	2,838,827	2,880,132
Daimler Finance North America LLC (Germany)
2.000% due 07/06/21 ~	1,400,000	1,385,645
2.300% due 02/12/21 ~	4,900,000	4,881,781
2.850% due 01/06/22 ~	2,300,000	2,312,362
2.875% due 03/10/21 ~	1,300,000	1,306,627
2.965% (USD LIBOR + 0.430%) due 02/12/21 § ~	3,900,000	3,896,932
3.350% due 05/04/21 ~	6,300,000	6,389,241
3.400% due 02/22/22 ~	3,200,000	3,264,960
3.700% due 05/04/23 ~	6,200,000	6,416,397
Delta Air Lines Inc
2.600% due 12/04/20	3,200,000	3,197,678
3.625% due 03/15/22	2,715,000	2,762,215
DR Horton Inc
2.550% due 12/01/20	2,200,000	2,201,054
4.000% due 02/15/20	3,200,000	3,223,191
FCE Bank PLC (United Kingdom) 0.189% (EUR LIBOR + 0.500%) due 08/26/20 § ~	EUR 2,000,000	2,264,421
Ford Motor Credit Co LLC
0.121% (EUR LIBOR + 0.430%) due 05/14/21 §	2,400,000	2,699,553
3.021% due 03/06/24	4,900,000	5,909,001
3.157% due 08/04/20	$6,000,000	6,022,772
3.273% (USD LIBOR + 0.930%) due 09/24/20 §	4,600,000	4,596,630
3.336% due 03/18/21	6,200,000	6,228,499
3.408% (USD LIBOR + 0.810%) due 04/05/21 §	7,600,000	7,502,797
3.753% (USD LIBOR + 1.235%) due 02/15/23 §	5,000,000	4,856,148
5.584% due 03/18/24	9,200,000	9,860,709
General Motors Financial Co Inc
2.450% due 11/06/20	7,800,000	7,774,407
3.150% due 01/15/20	5,200,000	5,210,774
3.200% due 07/13/20	4,600,000	4,616,924
3.527% (USD LIBOR + 0.930%) due 04/13/20 §	9,600,000	9,628,976
3.550% due 07/08/22	8,800,000	8,957,795
3.665% (USD LIBOR + 1.100%) due 11/06/21 §	1,600,000	1,598,981
4.147% (USD LIBOR + 1.550%) due 01/14/22 §	1,100,000	1,111,069
Harley-Davidson Financial Services Inc 2.150% due 02/26/20 ~	700,000	697,381
Latam Airlines Pass-Through Trust ‘A’ (Chile) 4.200% due 08/15/29	568,199	576,551
McDonald’s Corp 3.012% (USD LIBOR + 0.430%) due 10/28/21 §	6,200,000	6,205,861
Newell Brands Inc 3.850% due 04/01/23	1,700,000	1,726,504
Nissan Motor Acceptance Corp
2.150% due 09/28/20 ~	1,300,000	1,293,061
2.550% due 03/08/21 ~	3,600,000	3,590,109
2.600% due 09/28/22 ~	600,000	597,493
3.150% due 03/15/21 ~	1,300,000	1,311,241
3.875% due 09/21/23 ~	3,400,000	3,528,269
QVC Inc 4.375% due 03/15/23	3,600,000	3,655,444
Toyota Industries Corp (Japan) 3.110% due 03/12/22 ~	7,400,000	7,531,687
Toyota Tsusho Corp (Japan) 3.625% due 09/13/23 ~	900,000	936,943

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Volkswagen Group of America Finance LLC (Germany)
3.475% (USD LIBOR + 0.940%) due 11/12/21 § ~	$5,900,000	$5,949,411
3.875% due 11/13/20 ~	5,000,000	5,106,343
4.000% due 11/12/21 ~	10,000,000	10,321,817
4.250% due 11/13/23 ~	5,400,000	5,685,944
4.750% due 11/13/28 ~	5,900,000	6,422,892
Volkswagen International Finance NV (Germany) 1.239% (EUR LIBOR + 1.550%) due 11/16/24 § ~	EUR 2,500,000	2,902,627
Volkswagen Leasing GmbH (Germany) 1.000% due 02/16/23 ~	1,300,000	1,503,962
WestJet Airlines Ltd (Canada) 3.500% due 06/16/21 ~	$2,900,000	2,916,444
Wynn Las Vegas LLC 5.500% due 03/01/25 ~	8,400,000	8,696,520
ZF North America Capital Inc (Germany) 4.000% due 04/29/20 ~	700,000	703,638

		237,466,571

Consumer, Non-Cyclical - 6.6%

AbbVie Inc
2.900% due 11/06/22	2,500,000	2,517,444
3.200% due 11/06/22	4,400,000	4,467,400
3.375% due 11/14/21	4,600,000	4,678,407
Allergan Funding SCS 3.450% due 03/15/22	3,000,000	3,063,249
Allergan Sales LLC 5.000% due 12/15/21 ~	3,800,000	3,973,882
Anthem Inc 3.700% due 08/15/21	900,000	920,760
Bacardi Ltd (Bermuda)
4.450% due 05/15/25 ~	6,700,000	7,124,259
4.500% due 01/15/21 ~	3,400,000	3,478,822
BAT Capital Corp (United Kingdom)
2.764% due 08/15/22	11,400,000	11,434,165
3.222% due 08/15/24	600,000	605,292
3.398% (USD LIBOR + 0.880%) due 08/15/22 §	300,000	300,924
BAT International Finance PLC (United Kingdom) 3.500% due 06/15/22 ~	1,700,000	1,738,819
Bayer US Finance II LLC (Germany)
3.420% (USD LIBOR + 1.010%) due 12/15/23 § ~	700,000	687,876
3.875% due 12/15/23 ~	6,200,000	6,428,051
Bayer US Finance LLC (Germany) 3.000% due 10/08/21 ~	1,200,000	1,208,923
Celgene Corp
2.250% due 08/15/21	2,900,000	2,889,831
3.550% due 08/15/22	2,007,000	2,078,008
Centene Corp 5.375% due 06/01/26 ~	600,000	632,250
Cigna Corp 3.060% (USD LIBOR + 0.650%) due 09/17/21 § ~	800,000	800,365
Conagra Brands Inc
3.800% due 10/22/21	6,440,000	6,618,909
4.300% due 05/01/24	4,400,000	4,667,443
Constellation Brands Inc
2.650% due 11/07/22	5,000,000	5,018,541
4.250% due 05/01/23	5,500,000	5,853,853
CVS Health Corp
2.800% due 07/20/20	3,300,000	3,308,891
3.125% due 03/09/20	4,517,000	4,535,085
3.700% due 03/09/23	4,200,000	4,338,769
CVS Pass-Through Trust 6.943% due 01/10/30	199,246	234,456

	Principal Amount	Value
Danone SA (France)
2.077% due 11/02/21 ~	$7,200,000	$7,153,302
2.589% due 11/02/23 ~	2,300,000	2,313,208
EMD Finance LLC (Germany) 2.950% due 03/19/22 ~	3,960,000	3,994,935
ERAC USA Finance LLC 2.700% due 11/01/23 ~	5,300,000	5,310,947
Fresenius Medical Care US Finance Inc (Germany) 5.750% due 02/15/21 ~	2,300,000	2,399,662
General Mills Inc
3.598% (USD LIBOR + 1.010%) due 10/17/23 §	1,000,000	1,010,529
3.700% due 10/17/23	1,500,000	1,572,994
HCA Inc
4.750% due 05/01/23	100,000	106,677
5.875% due 03/15/22	5,500,000	6,010,933
6.500% due 02/15/20	2,999,000	3,068,131
Humana Inc 2.625% due 10/01/19	2,300,000	2,300,855
Imperial Brands Finance PLC (United Kingdom) 2.950% due 07/21/20 ~	1,300,000	1,303,709
Japan Tobacco Inc (Japan) 2.000% due 04/13/21 ~	1,400,000	1,388,094
JT International Financial Services BV (Netherlands) 3.500% due 09/28/23 ~	4,100,000	4,262,348
Keurig Dr Pepper Inc
3.551% due 05/25/21	3,800,000	3,881,415
4.057% due 05/25/23	6,300,000	6,616,069
Kraft Heinz Foods Co 4.000% due 06/15/23	7,500,000	7,849,426
Merck & Co Inc 2.750% due 02/10/25	3,100,000	3,193,251
Mondelez International Inc 3.000% due 05/07/20	6,000,000	6,025,019
Mylan Inc 4.200% due 11/29/23	1,500,000	1,507,271
Mylan NV
2.250% due 11/22/24 ~	EUR 6,100,000	7,074,115
3.150% due 06/15/21	$4,800,000	4,801,289
Pernod Ricard SA (France)
4.450% due 01/15/22 ~	4,900,000	5,127,605
5.750% due 04/07/21 ~	6,888,000	7,273,509
Reckitt Benckiser Treasury Services PLC (United Kingdom) 2.375% due 06/24/22 ~	4,400,000	4,394,439
RELX Capital Inc (United Kingdom) 3.500% due 03/16/23	1,400,000	1,446,220
Reynolds American Inc (United Kingdom) 4.000% due 06/12/22	1,100,000	1,141,105
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/19	3,800,000	3,794,323
2.875% due 09/23/23	1,900,000	1,919,103
Takeda Pharmaceutical Co Ltd (Japan) 4.400% due 11/26/23 ~	5,900,000	6,323,053
Teva Pharmaceutical Finance Netherlands II BV (Israel) 3.250% due 04/15/22	EUR 5,200,000	5,848,831
Tyson Foods Inc 2.972% (USD LIBOR + 0.450%) due 08/21/20 §	$1,100,000	1,099,981
Zimmer Biomet Holdings Inc
2.700% due 04/01/20	9,800,000	9,809,239
3.150% due 04/01/22	4,100,000	4,170,758

		229,097,019

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Energy - 1.9%

Andeavor Logistics LP 3.500% due 12/01/22	$1,400,000	$1,433,729
ANR Pipeline Co 9.625% due 11/01/21	2,300,000	2,654,737
Baker Hughes a GE Co LLC 2.773% due 12/15/22	3,600,000	3,639,770
BG Energy Capital PLC (United Kingdom) 4.000% due 10/15/21 ~	2,200,000	2,274,056
BP Capital Markets America Inc 2.520% due 09/19/22	2,000,000	2,015,936
El Paso Natural Gas Co LLC 8.625% due 01/15/22	4,500,000	5,153,282
Enbridge Inc (Canada)
2.900% due 07/15/22	1,000,000	1,014,769
3.110% (USD LIBOR + 0.700%) due 06/15/20 §	5,300,000	5,315,302
Energy Transfer Operating LP
4.150% due 10/01/20	3,090,000	3,143,508
4.250% due 03/15/23	2,700,000	2,819,861
7.500% due 10/15/20	3,900,000	4,137,578
Florida Gas Transmission Co LLC 5.450% due 07/15/20 ~	1,000,000	1,026,150
Kinder Morgan Energy Partners LP 6.850% due 02/15/20	3,100,000	3,179,241
Odebrecht Drilling Norbe VIII (Brazil)
6.350% due 12/01/21 Y ~	765,139	761,313
7.350% PIK due 12/01/26 Y ~	1,958,222	1,233,680
Odebrecht Oil & Gas Finance Ltd (Brazil) 2.781% due 07/29/19 * Y ~	1,012,000	11,132
Phillips 66 3.121% (USD LIBOR + 0.600%) due 02/26/21 §	1,200,000	1,200,047
Plains All American Pipeline LP
2.600% due 12/15/19	2,250,000	2,248,323
3.650% due 06/01/22	4,400,000	4,506,892
Rio Oil Finance Trust (Brazil)
9.250% due 07/06/24 ~	1,538,763	1,721,491
9.750% due 01/06/27 ~	5,063,913	5,836,211
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	9,730,000	10,106,516
Woodside Finance Ltd (Australia) 4.600% due 05/10/21 ~	2,200,000	2,267,257

		67,700,781

Financial - 26.9%

AerCap Ireland Capital DAC (Ireland)
4.500% due 05/15/21	11,450,000	11,808,032
4.625% due 07/01/22	2,200,000	2,297,728
4.875% due 01/16/24	10,100,000	10,874,276
5.000% due 10/01/21	1,300,000	1,363,502
AIB Group PLC (Ireland) 4.750% due 10/12/23 ~	7,400,000	7,781,514
AIG Global Funding 3.350% due 06/25/21 ~	6,400,000	6,511,871
Air Lease Corp
3.500% due 01/15/22	3,700,000	3,789,247
4.250% due 02/01/24	2,800,000	2,954,535
Aircastle Ltd 5.500% due 02/15/22	1,710,000	1,812,625
Ally Financial Inc 7.500% due 09/15/20	300,000	316,500
Ambac LSNI LLC (Cayman) 7.319% (USD LIBOR + 5.000%) due 02/12/23 § ~	6,589,373	6,712,924
American Express Co
3.375% due 05/17/21	6,200,000	6,317,464
3.400% due 02/27/23	8,300,000	8,595,024
3.700% due 08/03/23	6,200,000	6,509,961

	Principal Amount	Value
American Tower Corp REIT
3.000% due 06/15/23	$900,000	$909,007
3.375% due 05/15/24	9,500,000	9,774,680
Assurant Inc 3.583% (USD LIBOR + 1.250%) due 03/26/21 §	8,200,000	8,200,614
Australia & New Zealand Banking Group Ltd (Australia)
2.985% (USD LIBOR + 0.460%) due 05/17/21 § ~	6,100,000	6,121,288
3.300% due 05/17/21	6,200,000	6,312,992
AvalonBay Communities Inc REIT 3.500% due 11/15/24	500,000	525,089
AXA Equitable Holdings Inc 3.900% due 04/20/23	3,000,000	3,126,449
Banco Bilbao Vizcaya Argentaria SA (Spain)
5.875% due 05/24/22 ~	EUR 600,000	707,010
6.750% due 02/18/20 ~	2,200,000	2,575,291
8.875% due 04/14/21 ~	5,800,000	7,361,706
Banco Espirito Santo SA (Portugal)
2.625% due 01/15/49 * Y ~	1,000,000	278,590
4.750% due 05/08/48 * Y ~	5,600,000	1,560,101
Bank of America Corp
2.969% (USD LIBOR + 0.650%) due 10/01/21 §	$8,500,000	8,524,003
3.269% (USD LIBOR + 0.790%) due 03/05/24 §	7,190,000	7,201,249
3.300% due 01/11/23	3,839,000	3,960,173
3.581% (USD LIBOR + 1.000%) due 04/24/23 §	9,700,000	9,781,238
3.864% due 07/23/24	4,900,000	5,142,634
4.100% due 07/24/23	2,300,000	2,455,140
Bank of Ireland (Ireland) 7.375% due 06/18/20 ~	EUR 7,000,000	8,417,312
Banque Federative du Credit Mutuel SA (France) 3.750% due 07/20/23 ~	$7,400,000	7,759,264
Barclays Bank PLC (United Kingdom)
7.625% due 11/21/22	400,000	437,038
10.179% due 06/12/21 ~	6,900,000	7,810,057
Barclays PLC (United Kingdom)
3.200% due 08/10/21	13,600,000	13,701,939
3.684% due 01/10/23	1,300,000	1,317,350
4.610% due 02/15/23	4,200,000	4,354,512
4.655% (USD LIBOR + 2.110%) due 08/10/21 §	9,800,000	10,018,878
6.500% due 09/15/19	EUR 5,300,000	6,101,530
7.000% due 09/15/19 ~	GBP 2,900,000	3,718,595
7.750% due 09/15/23	$1,400,000	1,436,001
8.000% due 12/15/20	EUR 7,225,000	8,903,519
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	$1,500,000	1,580,250
BBVA USA 3.500% due 06/11/21	8,000,000	8,153,379
BNP Paribas SA (France) 3.500% due 03/01/23 ~	500,000	514,496
BOC Aviation Ltd (Singapore)
2.750% due 09/18/22 ~	800,000	799,007
3.500% due 10/10/24 ~	4,700,000	4,778,953
3.626% (USD LIBOR + 1.050%) due 05/02/21 § ~	2,600,000	2,613,390
Boston Properties LP REIT 3.850% due 02/01/23	5,200,000	5,428,478
BPCE SA (France) 4.000% due 09/12/23 ~	4,850,000	5,076,382
Cantor Fitzgerald LP 6.500% due 06/17/22 ~	8,200,000	8,820,631
Capital One Financial Corp
2.400% due 10/30/20	900,000	901,015

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
3.033% (USD LIBOR + 0.450%) due 10/30/20 §	$10,900,000	$10,912,710
CBL & Associates LP REIT 4.600% due 10/15/24	3,760,000	2,538,000
Citibank NA
2.844% (USD LIBOR + 0.596%) due 05/20/22	10,400,000	10,482,854
3.650% due 01/23/24	8,000,000	8,410,944
Citigroup Inc
2.350% due 08/02/21	4,000,000	3,997,589
2.650% due 10/26/20	1,900,000	1,906,971
2.700% due 10/27/22	200,000	201,616
2.750% due 04/25/22	9,400,000	9,493,857
3.540% (USD LIBOR + 0.960%) due 04/25/22 §	6,700,000	6,759,043
3.543% (USD LIBOR + 1.023%) due 06/01/24 §	4,600,000	4,627,808
3.950% (USD LIBOR + 1.430%) due 09/01/23 §	600,000	611,393
Cooperatieve Rabobank UA (Netherlands)
3.125% due 04/26/21	7,500,000	7,619,423
5.500% due 06/29/20 ~	EUR 2,900,000	3,437,441
6.625% due 06/29/21 ~	6,600,000	8,324,242
Credit Agricole SA (France) 3.750% due 04/24/23 ~	$6,200,000	6,437,203
Credit Suisse AG (Switzerland) 6.500% due 08/08/23 ~	3,200,000	3,530,000
Credit Suisse Group AG (Switzerland) 3.676% (USD LIBOR + 1.240%) due 06/12/24 § ~	6,200,000	6,220,513
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.450% due 04/16/21	2,350,000	2,386,965
3.800% due 09/15/22	11,000,000	11,403,808
3.800% due 06/09/23	5,200,000	5,394,395
4.891% (USD LIBOR + 2.290%) due 04/16/21 §	5,500,000	5,676,827
Crown Castle International Corp REIT
2.250% due 09/01/21	2,600,000	2,588,484
3.700% due 06/15/26	2,277,000	2,365,751
4.875% due 04/15/22	1,100,000	1,169,961
Deutsche Bank AG (Germany)
2.700% due 07/13/20	7,800,000	7,768,143
3.150% due 01/22/21	6,400,000	6,357,365
3.567% (USD LIBOR + 0.970%) due 07/13/20 §	5,100,000	5,068,019
3.715% (USD LIBOR + 1.190%) due 11/16/22 §	5,800,000	5,606,871
3.950% due 02/27/23	9,200,000	9,234,148
Dexia Credit Local SA (France) 2.375% due 09/20/22 ~	6,700,000	6,767,320
Digital Realty Trust LP REIT
3.600% due 07/01/29	8,500,000	8,613,794
4.450% due 07/15/28	4,600,000	4,992,142
EPR Properties REIT 4.500% due 04/01/25	2,200,000	2,302,806
Equinix Inc REIT 2.875% due 03/15/24	EUR 6,600,000	7,863,218
Essex Portfolio LP REIT 3.375% due 04/15/26	$5,200,000	5,317,158
GE Capital International Funding Co Unlimited Co 2.342% due 11/15/20	4,000,000	3,981,541
HCP Inc REIT 4.000% due 12/01/22	3,900,000	4,083,395
Hospitality Properties Trust REIT 4.250% due 02/15/21	2,500,000	2,528,034
HSBC Holdings PLC (United Kingdom)
3.400% due 03/08/21	12,300,000	12,490,265

	Principal Amount	Value
4.693% (USD LIBOR + 2.240%) due 03/08/21 §	$9,700,000	$9,984,129
ING Bank NV (Netherlands) 2.625% due 12/05/22 ~	1,500,000	1,530,320
ING Groep NV (Netherlands)
3.150% due 03/29/22	1,000,000	1,018,277
3.320% (USD LIBOR + 1.000%) due 10/02/23 §	500,000	499,751
Jackson National Life Global Funding
2.375% due 09/15/22 # ~ ±	8,500,000	8,510,186
2.931% (USD LIBOR + 0.480%) due 06/11/21 § ~	4,300,000	4,313,790
JPMorgan Chase & Co
2.400% due 06/07/21	9,400,000	9,425,947
3.012% (USD LIBOR + 0.610%) due 06/18/22 §	7,100,000	7,115,706
3.514% due 06/18/22	7,500,000	7,664,104
3.797% due 07/23/24	1,500,000	1,573,991
JPMorgan Chase Bank NA 3.086% due 04/26/21	17,200,000	17,292,527
KEB Hana Bank (South Korea) 3.375% due 01/30/22 ~	6,100,000	6,230,690
Life Storage LP REIT 3.875% due 12/15/27	2,600,000	2,658,918
Lloyds Bank PLC (United Kingdom)
3.300% due 05/07/21	5,800,000	5,884,997
5.125% due 03/07/25 ~	GBP 2,000,000	3,064,583
5.800% due 01/13/20 ~	$6,600,000	6,718,168
12.000% due 12/16/24 ~	1,800,000	2,192,175
Lloyds Banking Group PLC (United Kingdom)
7.000% (USD LIBOR + 0.800%) due 06/21/21 §	7,400,000	7,404,972
4.450% due 05/08/25	4,500,000	4,792,131
Logicor Financing Sarl (Luxembourg) 1.500% due 11/14/22 ~	EUR 6,000,000	7,062,306
Manulife Financial Corp (Canada) 4.150% due 03/04/26	$2,000,000	2,157,107
Mid-America Apartments LP REIT 4.200% due 06/15/28	3,000,000	3,222,749
Mitsubishi UFJ Financial Group Inc (Japan) 3.455% due 03/02/23	10,500,000	10,798,445
Mitsubishi UFJ Lease & Finance Co Ltd (Japan) 3.406% due 02/28/22 ~	1,800,000	1,838,680
Morgan Stanley
3.095% (USD LIBOR + 0.550%) due 02/10/21 §	6,000,000	6,008,113
3.772% (USD LIBOR + 1.180%) due 01/20/22 §	9,600,000	9,703,619
3.780% (USD LIBOR + 1.220%) due 05/08/24 §	5,000,000	5,072,940
National Retail Properties Inc REIT 3.500% due 10/15/27	5,600,000	5,720,439
Nationwide Building Society (United Kingdom)
6.875% due 04/26/23 § ~	1,600,000	1,629,948
Navient Corp 8.000% due 03/25/20	300,000	311,250
New York Life Global Funding 2.900% due 01/17/24 ~	3,000,000	3,071,519
Omega Healthcare Investors Inc REIT
4.375% due 08/01/23	2,200,000	2,286,035
4.750% due 01/15/28	590,000	625,049
Oversea-Chinese Banking Corp Ltd (Singapore) 2.975% (USD LIBOR + 0.450%) due 05/17/21 § ~	5,000,000	5,003,594
Protective Life Global Funding 3.104% due 04/15/24 ~	8,800,000	9,038,414

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Public Storage REIT
2.370% due 09/15/22	$7,200,000	$7,242,858
3.094% due 09/15/27	4,300,000	4,397,177
Realty Income Corp REIT 3.250% due 10/15/22	3,000,000	3,077,896
Regency Centers LP REIT 4.125% due 03/15/28	3,500,000	3,742,013
Royal Bank of Canada (Canada) 2.300% due 03/22/21	7,700,000	7,738,140
Royal Bank of Scotland Group PLC (United Kingdom)
4.269% due 03/22/25	4,600,000	4,758,690
7.500% due 08/10/20	2,797,000	2,873,918
8.625% due 08/15/21	4,400,000	4,753,100
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 08/05/21	8,200,000	8,215,457
Santander UK PLC (United Kingdom) 3.400% due 06/01/21	6,400,000	6,507,810
Simon Property Group LP REIT
2.500% due 09/01/20	6,400,000	6,417,965
2.750% due 06/01/23	5,000,000	5,072,358
Skandinaviska Enskilda Banken AB (Sweden)
2.955% (USD LIBOR + 0.430%) due 05/17/21 § ~	6,200,000	6,217,253
3.250% due 05/17/21 ~	6,300,000	6,414,817
SL Green Realty Corp REIT 4.500% due 12/01/22	2,400,000	2,519,614
Societe Generale SA (France) 4.250% due 09/14/23 ~	6,000,000	6,314,560
Springleaf Finance Corp 8.250% due 12/15/20	4,000,000	4,305,000
Stadshypotek AB (Sweden) 2.500% due 04/05/22 ~	6,200,000	6,261,169
State Bank of India (India) 4.000% due 01/24/22 ~	5,900,000	6,038,494
STORE Capital Corp REIT 4.500% due 03/15/28	7,600,000	8,012,478
Sumitomo Mitsui Banking Corp (Japan) 2.514% due 01/17/20	7,000,000	7,005,536
Svenska Handelsbanken AB (Sweden) 3.350% due 05/24/21	4,600,000	4,685,914
Synchrony Bank 3.650% due 05/24/21	8,300,000	8,438,183
Synchrony Financial 5.150% due 03/19/29	4,700,000	5,066,505
Tesco Property Finance PLC (United Kingdom) 5.661% due 10/13/41 ~	GBP 98,253	161,338
5.801% due 10/13/40 ~	195,277	328,029
The Charles Schwab Corp 2.650% due 01/25/23	$8,100,000	8,203,402
The Goldman Sachs Group Inc
3.200% due 02/23/23	7,100,000	7,268,469
3.363% (USD LIBOR + 0.780%) due 10/31/22 §	9,800,000	9,808,519
3.610% (USD LIBOR + 1.200%) due 09/15/20 §	8,400,000	8,484,064
3.688% (USD LIBOR + 1.170%) due 05/15/26 §	5,400,000	5,328,962
The Toronto-Dominion Bank (Canada)
2.250% due 03/15/21 ~	7,700,000	7,723,501
2.500% due 01/18/23 ~	2,900,000	2,933,683
3.350% due 10/22/21 ~	3,200,000	3,294,105
UBS AG (Switzerland) 2.350% due 03/26/20	1,400,000	1,400,968
UBS Group Funding Switzerland AG (Switzerland)
2.650% due 02/01/22 ~	1,100,000	1,105,618

	Principal Amount	Value
3.000% due 04/15/21 ~	$12,600,000	$12,716,256
4.125% due 04/15/26 ~	7,100,000	7,588,432
UniCredit SPA (Italy) 7.830% due 12/04/23 ~	11,800,000	13,488,855
Washington Prime Group LP REIT
3.850% due 04/01/20	3,400,000	3,380,076
5.950% due 08/15/24	6,280,000	5,973,850
Wells Fargo & Co
3.000% due 02/19/25	500,000	508,512
3.750% due 01/24/24	300,000	315,492
6.180% (USD LIBOR + 3.770%) due 09/15/19 §	16,700,000	16,811,055
Wells Fargo Bank NA 3.550% due 08/14/23	4,600,000	4,801,776
Westpac Banking Corp (Australia) 2.100% due 02/25/21 ~	6,200,000	6,202,795

		939,606,681

Industrial - 3.4%

AP Moller - Maersk AS ‘B’ (Denmark) 4.500% due 06/20/29 ~	8,600,000	8,756,896
Arrow Electronics Inc
3.250% due 09/08/24	6,700,000	6,638,423
3.500% due 04/01/22	4,600,000	4,675,132
Aviation Capital Group LLC
2.875% due 01/20/22 ~	7,300,000	7,352,411
4.125% due 08/01/25 ~	6,620,000	6,895,243
Avolon Holdings Funding Ltd (Ireland) 3.950% due 07/01/24 ~	7,000,000	7,180,810
Central Japan Railway Co (Japan) 2.800% due 02/23/22 ~	2,200,000	2,223,410
CNH Industrial Capital LLC 4.875% due 04/01/21	3,500,000	3,629,640
Fortive Corp 2.350% due 06/15/21	2,000,000	1,996,165
General Electric Co
4.625% due 01/07/21	700,000	720,511
4.650% due 10/17/21	1,000,000	1,041,911
5.550% due 05/04/20	1,100,000	1,125,501
Huntington Ingalls Industries Inc 5.000% due 11/15/25 ~	1,500,000	1,556,250
John Deere Capital Corp 3.022% (USD LIBOR + 0.550%) due 06/07/23 §	100,000	100,378
Kansas City Southern 3.125% due 06/01/26	9,800,000	9,613,858
Komatsu Finance America Inc 2.437% due 09/11/22 ~	3,360,000	3,357,392
Martin Marietta Materials Inc 2.887% (USD LIBOR + 0.500%) due 12/20/19 §	4,000,000	4,002,833
Masco Corp 7.125% due 03/15/20	800,000	823,125
NTT Finance Corp (Japan) 1.900% due 07/21/21 ~	800,000	793,413
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	8,100,000	8,570,691
Penske Truck Leasing Co LP
3.200% due 07/15/20 ~	500,000	502,336
3.375% due 02/01/22 ~	2,000,000	2,039,032
4.875% due 07/11/22 ~	2,600,000	2,763,956
Platin 1426 GmbH (Germany) 6.875% due 06/15/23 ~	EUR 3,200,000	3,673,288
Rockwell Collins Inc
2.800% due 03/15/22	$6,500,000	6,568,513
3.100% due 11/15/21	3,150,000	3,193,028
Rolls-Royce PLC (United Kingdom) 2.375% due 10/14/20 ~	1,200,000	1,198,174

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
SMBC Aviation Capital Finance DAC (Ireland)
3.000% due 07/15/22 ~	$3,800,000	$3,847,908
4.125% due 07/15/23 ~	1,800,000	1,883,918
Spirit AeroSystems Inc
3.210% (USD LIBOR + 0.800%) due 06/15/21 §	1,500,000	1,490,526
3.950% due 06/15/23	5,000,000	5,161,545
Textron Inc 3.095% (USD LIBOR + 0.550%) due 11/10/20 §	7,000,000	7,000,063

		120,376,280

Technology - 2.2%

Broadcom Corp
2.200% due 01/15/21	5,000,000	4,957,171
2.650% due 01/15/23	2,400,000	2,366,876
3.000% due 01/15/22	3,200,000	3,213,526
3.625% due 01/15/24	3,300,000	3,335,759
3.875% due 01/15/27	3,300,000	3,238,264
Broadcom Inc 3.125% due 04/15/21 ~	8,900,000	8,960,588
Dell International LLC
4.420% due 06/15/21 ~	2,200,000	2,266,389
5.450% due 06/15/23 ~	11,000,000	11,863,366
EMC Corp 2.650% due 06/01/20	600,000	596,785
Micron Technology Inc 4.975% due 02/06/26	4,000,000	4,222,387
NetApp Inc 3.250% due 12/15/22	2,400,000	2,440,858
NXP BV (Netherlands)
4.125% due 06/01/21 ~	5,700,000	5,845,920
4.625% due 06/15/22 ~	1,100,000	1,155,000
4.625% due 06/01/23 ~	6,000,000	6,339,600
4.875% due 03/01/24 ~	5,900,000	6,330,523
VMware Inc
2.300% due 08/21/20	3,300,000	3,291,287
2.950% due 08/21/22	6,200,000	6,249,993

		76,674,292

Utilities - 2.2%

American Transmission Systems Inc 5.250% due 01/15/22 ~	1,900,000	2,025,483
DTE Electric Co 4.050% due 05/15/48	100,000	110,980
Duke Energy Corp 3.028% (USD LIBOR + 0.500%) due 05/14/21 § ~	6,200,000	6,217,029
Enel Finance International (Italy) 4.250% due 09/14/23 ~	4,250,000	4,464,296
Engie SA (France) 2.875% due 10/10/22 ~	4,600,000	4,698,103
Entergy Corp 4.000% due 07/15/22	1,900,000	1,976,659
Fortis Inc (Canada) 2.100% due 10/04/21	1,800,000	1,784,636
NextEra Energy Capital Holdings Inc
2.800% due 01/15/23	6,500,000	6,547,717
2.900% due 04/01/22	5,000,000	5,087,011
2.921% (USD LIBOR + 0.400%) due 08/21/20 §	7,400,000	7,397,388
3.200% due 02/25/22	6,300,000	6,420,670
3.241% (USD LIBOR + 0.720%) due 02/25/22 §	6,200,000	6,237,237
Oncor Electric Delivery Co LLC 7.000% due 09/01/22	2,400,000	2,745,600
PECO Energy Co 1.700% due 09/15/21	3,600,000	3,565,681

	Principal Amount	Value
Public Service Enterprise Group Inc 2.000% due 11/15/21	$1,900,000	$1,882,329
SGSP Australia Assets Pty Ltd (Australia) 3.300% due 04/09/23 ~	1,200,000	1,225,110
Southwestern Electric Power Co 3.550% due 02/15/22	1,500,000	1,535,861
The Southern Co
3.019% (USD LIBOR + 0.700%) due 09/30/20 § ~	8,500,000	8,503,725
3.250% due 07/01/26	5,700,000	5,791,308

		78,216,823

Total Corporate Bonds & Notes (Cost $1,834,457,159)		1,863,957,599

SENIOR LOAN NOTES - 0.1%

Communications - 0.0%

CBS Radio Inc Term B 5.152% (LIBOR + 2.750%) due 11/18/24 §	969,489	970,701

Industrial - 0.1%

NCI Building Systems Inc 6.354% (USD LIBOR + 3.750%) due 04/12/25 §	3,960,000	3,861,000

Total Senior Loan Notes (Cost $4,908,617)		4,831,701

MORTGAGE-BACKED SECURITIES - 47.3%

Collateralized Mortgage Obligations - Commercial - 1.5%

Ashford Hospitality Trust 3.394% (USD LIBOR + 1.000%) due 05/15/35 § ~	7,400,000	7,417,102
Capmark Mortgage Securities Inc (IO) 1.306% due 05/15/35 §	144,359	1,245
CFCRE Commercial Mortgage Trust 3.060% due 11/10/49	5,613,000	5,760,707
Citigroup Commercial Mortgage Trust 2.984% due 11/15/49	8,000,000	8,187,597
DBGS Mortgage Trust 3.843% due 04/10/37 ~	8,700,000	9,371,586
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 1.376% due 08/25/22 §	20,567,298	686,129
GS Mortgage Securities Trust 3.722% due 10/10/49 § ~	7,000,000	7,067,226
JP Morgan Chase Commercial Mortgage Securities Trust 3.394% (USD LIBOR + 1.000%) due 06/15/32 § ~	7,263,482	7,282,450
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/48	7,000,000	7,179,600

		52,953,642

Collateralized Mortgage Obligations - Residential - 4.6%

Alternative Loan Trust
2.574% (USD LIBOR + 0.170%) due 07/25/46 §	1,268,055	1,236,601
3.024% (USD LIBOR + 0.620%) due 10/25/35 §	92,089	77,051
Alternative Loan Trust (IO) 2.596% (USD LIBOR + 0.500%) due 05/25/35 §	1,696,436	152,448
Banc of America Funding Trust
2.640% due 08/25/47 § ~	6,172,534	5,133,099
4.753% due 02/20/36 §	732,901	733,435

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Banc of America Mortgage Trust 6.000% due 05/25/37	$3,335,763	$3,060,453
BCAP LLC Trust
4.935% due 03/26/37 § ~	411,111	417,312
5.250% due 02/26/36 § ~	1,672,023	1,258,303
5.250% due 08/26/37 § ~	1,610,611	1,647,290
Bear Stearns ALT-A Trust
3.244% (USD LIBOR + 0.840%) due 11/25/34 §	11,063	11,089
4.001% due 01/25/36 §	2,058,247	2,103,564
Bear Stearns Adjustable Rate Mortgage Trust 4.487% due 08/25/33 §	1,032,030	1,050,707
Bear Stearns Structured Products Inc Trust
3.801% due 12/26/46 §	722,718	626,659
4.284% due 01/26/36 §	911,454	801,544
CHL Mortgage Pass-Through Trust
3.044% (USD LIBOR + 0.640%) due 03/25/35 §	723,293	739,851
4.186% due 05/20/34 §	624,012	633,624
6.500% due 10/25/37	1,286,285	1,044,082
Citigroup Mortgage Loan Trust
4.397% due 08/25/36 §	1,159,122	1,098,799
4.552% due 08/25/35 §	247,733	221,929
Countrywide Home Loan Mortgage Pass-Through Trust 3.927% due 08/25/34 §	95,739	91,768
Credit Suisse First Boston Mortgage Securities Corp 3.133% due 03/25/32 § ~	162,567	158,442
DSLA Mortgage Loan Trust 4.498% due 07/19/44 §	598,737	620,194
Fannie Mae
2.757% (USD LIBOR + 0.060%) due 07/25/37 §	158,048	155,427
2.782% (USD LIBOR + 0.400%) due 04/18/28 §	50,276	50,391
2.832% (USD LIBOR + 0.450%) due 10/18/30 §	312	314
5.000% due 03/25/21	5,495	5,540
6.500% due 10/25/42 §	537,723	611,781
Fannie Mae (IO) 4.296% (6.700% - USD LIBOR) due 10/25/35 §	3,426	617
First Horizon Alternative Mortgage Securities Trust
4.120% due 03/25/35 §	722,904	596,362
4.391% due 06/25/34 §	2,640,643	2,657,525
Freddie Mac
2.744% (USD LIBOR + 0.350%) due 12/15/29 §	9,597	9,611
2.794% (USD LIBOR + 0.400%) due 06/15/41 §	5,065,024	5,069,016
7.000% due 09/15/21	3,927	3,986
7.500% due 01/15/23 - 09/20/26	287,904	310,609
Freddie Mac Structured Pass-Through Certificates
3.704% (US FED + 1.200%) due 10/25/44 §	1,069,044	1,080,160
3.904% (US FED + 1.400%) due 07/25/44 §	5,337,249	5,484,940
Government National Mortgage Association
2.837% (USD LIBOR + 0.370%) due 10/20/66 §	983,497	983,133
2.967% (USD LIBOR + 0.500%) due 04/20/64 §	4,508,433	4,512,112
3.017% (USD LIBOR + 0.550%) due 05/20/65 §	1,613,522	1,610,143
3.067% (USD LIBOR + 0.600%) due 07/20/65 - 08/20/65 §	10,540,254	10,538,199
3.117% (USD LIBOR + 0.650%) due 07/20/63 §	3,738,795	3,743,441

	Principal Amount	Value
3.217% due 01/20/66	$7,199,783	$7,241,274
3.629% (USD LIBOR + 0.750%) due 04/20/67 §	8,387,319	8,542,872
Great Hall Mortgages No 1 PLC (United Kingdom) 2.532% (USD LIBOR + 0.130%) due 06/18/39 § ~	4,671,457	4,547,574
GreenPoint Mortgage Funding Trust 2.944% (USD LIBOR + 0.540%) due 11/25/45 §	47,668	42,130
HarborView Mortgage Loan Trust 2.564% (USD LIBOR + 0.160%) due 05/25/38 §	1,514,173	1,326,688
Impac CMB Trust 2.944% (USD LIBOR + 0.540%) due 05/25/35 §	68,260	68,113
Impac Secured Assets Trust 2.574% (USD LIBOR + 0.170%) due 01/25/37 §	232,685	228,957
IndyMac ARM Trust 3.902% due 01/25/32 §	14,104	14,124
JP Morgan Alternative Loan Trust
2.584% (USD LIBOR + 0.180%) due 05/25/36 §	3,523,849	3,222,748
6.000% due 12/27/36 ~	1,427,165	1,179,553
JP Morgan Mortgage Trust 2.704% (USD LIBOR + 0.300%) due 10/25/35 §	2,258,185	1,900,476
Lehman Mortgage Trust 5.750% due 02/25/37	8,439,657	7,612,948
MASTR Adjustable Rate Mortgages Trust 4.838% due 04/21/34 §	19,371	20,093
MASTR Alternative Loan Trust 2.804% (USD LIBOR + 0.400%) due 03/25/36 §	706,122	136,548
Merrill Lynch Alternative Note Asset Trust 2.584% (USD LIBOR + 0.180%) due 04/25/37 §	174,801	175,640
Merrill Lynch Mortgage Investors Trust
2.654% (USD LIBOR + 0.250%) due 11/25/35 §	14,386	14,257
4.357% due 06/25/35 §	41,322	41,795
PHH Alternative Mortgage Trust 2.564% (USD LIBOR + 0.160%) due 02/25/37 §	13,893,657	11,734,281
Provident Funding Mortgage Loan Trust 4.882% due 04/25/34 §	2,609	2,633
RBSSP Resecuritization Trust 6.250% due 12/26/36 § ~	694,574	423,938
Reperforming Loan REMIC Trust 2.744% (USD LIBOR + 0.340%) due 06/25/35 § ~	1,940,114	1,872,364
Residential Asset Securitization Trust (IO) 2.546% (4.950% - USD LIBOR) due 11/25/35 §	2,657,155	383,121
Residential Mortgage Securities PLC (United Kingdom) 1.936% (GBP LIBOR + 1.150%) due 06/15/46 § ~	GBP 1,083,188	1,381,959
Resloc UK PLC (United Kingdom) 0.000% (EUR LIBOR + 0.160%) due 12/15/43 § ~	EUR 2,771,237	3,014,769
RFMSI Trust 4.485% due 09/25/35 §	$561,147	467,661
Sequoia Mortgage Trust 2.733% (USD LIBOR + 0.350%) due 07/20/33 §	553,699	544,559
Structured Adjustable Rate Mortgage Loan Trust 4.054% due 01/25/35 §	225,521	227,344

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Structured Asset Mortgage Investments II Trust
2.614% (USD LIBOR + 0.210%) due 05/25/36 §	$981,133	$925,750
2.634% (USD LIBOR + 0.230%) due 02/25/36 §	1,427,780	1,300,477
2.640% (USD LIBOR + 0.250%) due 07/19/35 §	175,307	173,626
2.684% (USD LIBOR + 0.280%) due 02/25/36 §	929,931	893,018
Structured Asset Mortgage Investments Trust 3.050% (USD LIBOR + 0.660%) due 09/19/32 §	44,940	44,483
Structured Asset Securities Corp Trust 5.750% due 04/25/35	3,619,725	3,312,804
Suntrust Alternative Loan Trust (IO) 2.696% (5.100% - USD LIBOR) due 12/25/35 §	5,281,136	518,493
Towd Point Mortgage Funding PLC (United Kingdom) 1.855% (USD LIBOR + 1.025%) due 10/20/51 §	GBP 21,000,000	26,723,100
WaMu Mortgage Pass-Through Certificates Trust
2.674% (USD LIBOR + 0.270%) due 12/25/45 §	$44,351	44,893
2.694% (USD LIBOR + 0.290%) due 10/25/45 §	49,216	49,251
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
2.446% (4.850% - USD LIBOR) due 11/25/35 §	13,437,715	1,641,153
2.546% (4.950% - USD LIBOR) due 11/25/35 §	3,376,195	506,836
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
3.334% (US FED + 0.830%) due 11/25/46 §	1,537,840	1,435,209
6.000% due 07/25/36	2,258,904	2,091,414
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 4.615% due 02/25/33 §	29,955	30,877
Wells Fargo Mortgage-Backed Securities Trust
4.703% due 10/25/33 §	49,450	50,838
4.859% due 04/25/36 §	463,366	469,771
4.966% due 03/25/36 §	69,718	70,386
4.973% due 12/25/34 §	167,017	172,967
5.008% due 07/25/36 §	1,820,355	1,857,398

		159,022,714

Fannie Mae - 22.8%

2.310% due 08/01/22	1,200,000	1,206,054
2.416% (US FED + 1.250%) due 03/01/33 §	215,322	215,540
2.870% due 09/01/27	4,800,000	4,964,020
3.000% due 04/01/27 - 08/01/34	11,270,446	11,490,233
3.000% due 08/01/49	164,200,000	165,410,300
3.000% due 09/01/49	69,000,000	69,453,725
3.235% (US FED + 1.250%) due 05/01/36 §	21,284	21,894
3.330% due 11/01/21	342,273	350,410
3.500% due 08/01/34	26,000,000	26,828,383
3.500% due 07/01/49	23,000,000	23,508,516
3.500% due 08/01/49	189,562,000	193,701,566
3.500% due 09/01/49	52,538,000	53,663,621
3.704% (US FED + 1.200%) due 08/01/42 - 10/01/44 §	890,760	897,303

	Principal Amount	Value
3.834% (US FED + 1.250%) due 05/01/36 §	$16,489	$17,269
3.848% (US FED + 1.250%) due 05/01/36 §	691,426	718,182
4.000% due 03/01/24 - 07/01/41	4,878,406	5,069,830
4.000% due 07/01/49	94,400,000	97,550,968
4.000% due 08/01/49	95,900,000	99,071,068
4.078% (USD LIBOR + 1.327%) due 08/01/35 §	283,898	292,843
4.108% (USD LIBOR + 1.341%) due 07/01/35 §	612,903	635,543
4.126% (USD LIBOR + 1.376%) due 07/01/33 §	21,107	22,101
4.163% (USD LIBOR + 1.538%) due 01/01/36 §	46,093	48,104
4.230% (USD LIBOR + 1.355%) due 12/01/34 §	1,085,889	1,125,657
4.248% (USD LIBOR + 1.373%) due 09/01/35 §	103,478	105,890
4.288% (USD LIBOR + 1.413%) due 07/01/33 §	12,089	12,504
4.305% (USD LIBOR + 1.430%) due 12/01/34 §	4,001	4,192
4.352% (USD LIBOR + 1.455%) due 04/01/35 §	381,665	397,725
4.369% (USD LIBOR + 1.550%) due 09/01/33 §	23,413	24,199
4.416% (UST + 1.695%) due 02/01/33 §	214,039	221,189
4.454% (UST + 2.177%) due 12/01/22 §	2,455	2,500
4.480% (USD LIBOR + 1.605%) due 08/01/36 §	167,498	173,458
4.500% due 12/01/19 - 08/01/49	9,005,669	9,481,744
4.507% (USD LIBOR + 1.632%) due 11/01/34 §	6,243	6,553
4.555% (UST + 2.055%) due 04/01/34 §	52,161	52,468
4.595% (UST + 2.095%) due 04/01/27 §	5,744	5,766
4.675% (UST + 1.925%) due 02/01/33 §	4,663	4,820
4.679% (UST + 1.975%) due 03/01/34 §	12,457	13,182
4.696% (UST + 2.128%) due 01/01/23 §	19,992	20,238
4.700% (USD LIBOR + 1.700%) due 03/01/33 §	6,477	6,774
4.715% (USD LIBOR + 1.840%) due 09/01/35 §	55,766	58,626
4.718% (UST + 2.025%) due 01/01/34 §	7,378	7,759
4.740% (USD LIBOR + 1.740%) due 08/01/34 §	680	711
4.757% (UST + 2.360%) due 11/01/34 §	1,945,928	2,063,778
4.875% (USD LIBOR + 2.250%) due 06/01/34 §	4,397	4,644
5.000% due 05/01/25 - 02/01/44	4,491,775	4,802,284
5.090% (US FED + 1.722%) due 09/01/34 §	95,851	101,609
5.500% due 07/01/20 - 07/01/49	14,494,324	15,329,043
6.000% due 11/01/34 - 07/01/49	6,425,465	7,121,422
6.500% due 11/01/21 - 09/01/37	778,397	875,331
7.500% due 01/01/33	18,021	21,285
8.000% due 05/01/30	3,589	3,660
8.500% due 07/01/32	909	919

		797,187,403

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Federal Housing Authority - 0.0%

6.896% due 07/01/20	$10,508	$10,512
7.430% due 10/01/20	2,988	2,991

		13,503

Freddie Mac - 0.2%

4.101% (USD LIBOR + 1.345%) due 09/01/35 §	170,195	176,047
4.625% (UST + 2.250%) due 07/01/32 §	8,230	8,529
4.677% (UST + 2.137%) due 01/01/28 §	5,620	5,768
4.750% (UST + 2.250%) due 05/01/32 §	2,839	2,910
4.875% (UST + 2.249%) due 03/01/32 §	44,387	46,813
4.907% (UST + 2.249%) due 03/01/32 §	23,234	24,194
4.927% (UST + 2.237%) due 05/01/23 §	1,010	1,028
5.500% due 03/01/23 - 05/01/40	4,807,855	5,282,094
6.000% due 03/01/21 - 10/01/22	137,590	150,773
7.000% due 10/01/37	26,772	31,059

		5,729,215

Government National Mortgage Association - 18.2%

3.000% due 08/01/49	29,900,000	30,495,664
3.500% due 08/01/49	91,400,000	94,313,374
3.625% (UST + 1.500%) due 05/20/22 - 06/20/32 §	622,530	635,833
3.750% (UST + 1.500%) due 07/20/23 - 09/20/32 §	286,178	294,763
4.000% (UST + 1.500%) due 01/20/23 - 03/20/33 §	453,895	466,024
4.000% due 03/15/44 - 08/01/49	33,532,925	34,812,092
4.000% due 08/01/49	221,200,000	229,244,420
4.125% (UST + 1.500%) due 10/20/23 - 12/20/32 §	391,479	400,862
4.250% (UST + 2.000%) due 08/20/20 - 07/20/24 §	39,086	39,347
4.500% (UST + 2.000%) due 03/20/29 §	27,671	27,787
4.500% due 06/20/48 - 04/20/49	15,647,496	16,348,351
4.500% due 08/01/49	87,500,000	91,162,354
4.625% (UST + 2.000%) due 11/20/24 §	55,888	56,263
5.000% due 05/15/33 - 07/01/49	62,933,169	66,079,540
5.000% due 07/01/49	69,400,000	72,553,763
6.000% due 06/15/38 - 09/15/38	11,601	12,930
7.500% due 07/15/31 - 12/15/31	26,482	31,589
8.000% due 12/15/29 - 08/15/32	196,754	215,537
8.500% due 08/15/22 - 12/15/30	235,961	242,236
9.000% due 02/15/20 - 04/15/20	293	294
10.000% due 07/15/22 - 02/15/25	80	80

		637,433,103

Total Mortgage-Backed Securities (Cost $1,642,857,953)		1,652,339,580

ASSET-BACKED SECURITIES - 8.3%

ABFC Trust 3.229% (USD LIBOR + 0.825%) due 07/25/35 §	5,600,000	5,442,368
Ally Auto Receivables Trust 2.720% due 05/17/21	4,054,538	4,057,508
Ares XXIX CLO Ltd (Cayman) 3.778% (USD LIBOR + 1.190%) due 04/17/26 § ~	3,640,289	3,641,770

	Principal Amount	Value
Argent Securities Inc Asset-Backed Pass-Through Certificates 2.784% (USD LIBOR + 0.380%) due 02/25/36 §	$2,284,172	$1,869,332
Bear Stearns Asset-Backed Securities I Trust 2.514% (USD LIBOR + 0.110%) due 04/25/31 §	343,001	504,084
Bear Stearns Asset-Backed Securities Trust 4.504% (USD LIBOR + 2.100%) due 03/25/35 §	2,168,620	2,191,458
Capital Auto Receivables Asset Trust 2.553% (USD LIBOR + 0.170%) due 10/20/20 § ~	818,664	818,626
Catamaran CLO Ltd (Cayman) 4.001% (USD LIBOR + 1.400%) due 10/18/26 § ~	4,943,925	4,949,133
Cent CLO 24 Ltd (Cayman) 3.667% (USD LIBOR + 1.070%) due 10/15/26 § ~	6,200,000	6,200,899
Chase Issuance Trust 2.694% (USD LIBOR + 0.300%) due 01/15/22 §	8,000,000	8,019,187
CIT Mortgage Loan Trust 3.780% (USD LIBOR + 1.350%) due 10/25/37 § ~	4,950,628	5,019,958
Citigroup Mortgage Loan Trust
2.544% (USD LIBOR + 0.140%) due 12/25/36 §	3,984,317	3,971,715
2.554% (USD LIBOR + 0.150%) due 12/25/36 §	11,605,679	6,017,892
2.564% (USD LIBOR + 0.160%) due 12/25/36 § ~	2,696,659	1,835,597
Countrywide Asset-Backed Certificates
2.544% (USD LIBOR + 0.140%) due 06/25/47 §	7,503,456	6,765,823
2.554% (USD LIBOR + 0.150%) due 05/25/37 §	1,473,033	1,463,158
2.854% (USD LIBOR + 0.450%) due 03/25/47 § ~	2,104,330	1,600,353
Credit Acceptance Auto Loan Trust 3.470% due 05/17/27 ~	7,500,000	7,611,132
CWABS Asset-Backed Certificates Trust
2.544% (USD LIBOR + 0.140%) due 03/25/37 §	4,136,317	3,998,550
2.554% (USD LIBOR + 0.150%) due 02/25/37 §	977,002	978,268
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30	29,139	29,618
Drive Auto Receivables Trust 2.674% (USD LIBOR + 0.280%) due 03/15/22 §	9,600,000	9,599,713
Dryden XXV Senior Loan Fund (Cayman) 3.497% (USD LIBOR + 0.900%) due 10/15/27 § ~	7,100,000	7,091,184
EFS Volunteer No 2 LLC 3.284% (USD LIBOR + 0.880%) due 07/26/27 § ~	135,537	135,582
FBR Securitization Trust 3.169% (USD LIBOR + 0.765%) due 09/25/35 §	28,530,000	27,612,606
Flagship VII Ltd CLO (Cayman) 3.712% (USD LIBOR + 1.120%) due 01/20/26 § ~	1,368,683	1,369,717
Ford Credit Auto Lease Trust 2.930% due 04/15/21	3,123,129	3,130,076
Ford Credit Floorplan Master Owner Trust ‘A’ 2.840% due 03/15/24	8,700,000	8,869,177

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
GSAA Home Equity Trust 2.574% (USD LIBOR + 0.170%) due 09/25/36 §	$10,942,018	$4,781,946
Home Equity Asset Trust 3.184% (USD LIBOR + 0.780%) due 10/25/34 §	3,359,880	3,362,226
Home Equity Mortgage Loan Asset-Backed Trust 2.724% (USD LIBOR + 0.320%) due 04/25/37 §	5,639,153	5,146,584
HSI Asset Securitization Corp Trust 2.734% (USD LIBOR + 0.330%) due 02/25/36 §	997,019	953,608
Imc Home Equity Loan Trust 6.720% due 08/20/29 §	1,623	1,657
IXIS Real Estate Capital Trust 2.504% (USD LIBOR + 0.100%) due 01/25/37 §	10,599,104	5,075,525
Jamestown CLO VIII Ltd (Cayman) 3.467% (USD LIBOR + 0.870%) due 01/15/28 § ~	8,400,000	8,374,345
Lehman ABS Mortgage Loan Trust 2.494% (USD LIBOR + 0.090%) due 06/25/37 § ~	1,217,489	890,545
Mastr Asset-Backed Securities Trust 2.654% (USD LIBOR + 0.250%) due 04/25/36 §	8,807,105	3,808,206
Mid-State Trust 7.791% due 03/15/38	283,629	318,358
Monarch Grove CLO 18-1 (Cayman) 3.460% (USD LIBOR + 0.880%) due 01/25/28 § ~	5,600,000	5,576,224
Morgan Stanley ABS Capital I Inc Trust
2.584% (USD LIBOR + 0.180%) due 03/25/37 §	2,983,472	1,634,854
2.624% (USD LIBOR + 0.220%) due 11/25/36 §	7,227,632	4,561,554
2.654% (USD LIBOR + 0.250%) due 03/25/37 §	4,995,582	2,763,201
Mountain Hawk III CLO Ltd (Cayman) 3.801% (USD LIBOR + 1.200%) due 04/18/25 § ~	3,691,479	3,691,826
Mountain View CLO Ltd (Cayman) 3.397% (USD LIBOR + 0.800%) due 10/15/26 § ~	6,896,333	6,871,873
Navient Student Loan Trust 2.704% (USD LIBOR + 0.300%) due 07/26/66 § ~	1,592,543	1,592,297
Option One Mortgage Loan Trust
2.544% (USD LIBOR + 0.140%) due 02/25/37 §	6,005,809	4,409,871
2.624% (USD LIBOR + 0.220%) due 02/25/37 §	15,614,346	9,597,573
Park Place Securities Inc Asset-Backed Pass-Through Certificates 3.229% (USD LIBOR + 0.825%) due 07/25/35 §	6,700,000	6,514,187
Penarth Master Issuer PLC (United Kingdom) 2.832% (USD LIBOR + 0.450%) due 09/18/22 ~ §	7,300,000	7,299,547
People’s Choice Home Loan Securities Trust 2.924% (USD LIBOR + 0.520%) due 12/25/35 §	670,072	661,490
RAAC Trust 3.054% (USD LIBOR + 0.650%) due 06/25/47 §	2,828,640	2,791,248

	Principal Amount	Value
RASC Trust
2.564% (USD LIBOR + 0.160%) due 11/25/36 §	$643,728	$621,020
2.814% (USD LIBOR + 0.410%) due 01/25/36 §	1,767,906	1,769,214
Renaissance Home Equity Loan Trust 3.284% (USD LIBOR + 0.880%) due 08/25/33 §	196,727	197,590
Securitized Asset-Backed Receivables LLC Trust 3.064% (USD LIBOR + 0.660%) due 08/25/35 §	6,635,343	4,529,667
SLM Student Loan Trust
2.690% (USD LIBOR + 0.110%) due 10/27/25 §	654,639	654,138
2.960% (USD LIBOR + 0.550%) due 12/15/25 § ~	3,850,086	3,850,948
Sofi Consumer Loan Program Trust 2.550% due 02/25/27 ~	1,032,208	1,031,772
Soundview Home Loan Trust 2.514% (USD LIBOR + 0.110%) due 02/25/37 §	1,607,946	611,777
Structured Asset Investment Loan Trust 2.714% (USD LIBOR + 0.310%) due 01/25/36 §	8,531,767	8,190,257
Structured Asset Securities Corp Mortgage Loan Trust
2.574% (USD LIBOR + 0.170%) due 12/25/36 §	594,973	580,067
2.674% (USD LIBOR + 0.270%) due 03/25/36 §	2,377,052	2,186,845
Telos CLO Ltd (Cayman) 3.858% (USD LIBOR + 1.270%) due 01/17/27 § ~	6,323,341	6,326,115
Terwin Mortgage Trust 2.614% (USD LIBOR + 0.210%) due 04/25/37 § ~	593,386	586,175
TICP CLO I Ltd (Cayman) 3.392% (USD LIBOR + 0.800%) due 07/20/27 § ~	1,900,000	1,893,683
Tralee CLO V Ltd (Cayman) 3.702% (USD LIBOR + 1.110%) due 10/20/28 § ~	7,300,000	7,281,118
Venture XII CLO Ltd (Cayman) 3.321% (USD LIBOR + 0.800%) due 02/28/26 § ~	7,975,622	7,954,159
Venture XX CLO Ltd (Cayman) 3.417% (USD LIBOR + 0.820%) due 04/15/27 § ~	5,600,000	5,591,746
Westlake Automobile Receivables Trust 2.980% due 01/18/22 ~	3,843,534	3,853,567
Zais CLO 1 Ltd (Cayman) 3.747% (USD LIBOR + 1.150%) due 04/15/28 § ~	7,300,000	7,315,608

Total Asset-Backed Securities (Cost $280,324,147)		290,498,695

U.S. GOVERNMENT AGENCY ISSUES - 0.2%

Freddie Mac 1.250% due 10/02/19 ‡	7,364,000	7,346,359
United States Small Business Administration 6.120% due 09/01/21	60,117	61,278

Total U.S. Government Agency Issues (Cost $7,513,415)		7,407,637

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 28.7%

U.S. Treasury Bonds - 12.7%

2.500% due 02/15/45	$1,300,000	$1,293,855
2.750% due 08/15/42	26,200,000	27,471,914
2.750% due 11/15/42	19,000,000	19,905,098
2.875% due 05/15/43	27,500,000	29,397,849
2.875% due 08/15/45	58,800,000	62,789,671
3.000% due 11/15/44	30,000,000	32,745,218
3.000% due 02/15/48	44,300,000	48,480,456
3.125% due 02/15/42	8,000,000	8,939,844
3.125% due 02/15/43	1,900,000	2,117,312
3.125% due 08/15/44	43,800,000	48,832,121
3.375% due 05/15/44	13,300,000	15,443,586
3.625% due 08/15/43	19,600,000	23,643,375
3.750% due 11/15/43	28,300,000	34,839,824
4.250% due 05/15/39	4,900,000	6,406,176
4.375% due 11/15/39	20,700,000	27,512,270
4.375% due 05/15/40	26,400,000	35,140,544
4.500% due 08/15/39	7,700,000	10,394,549
4.625% due 02/15/40	5,500,000	7,546,709

		442,900,371

U.S. Treasury Inflation Protected Securities - 8.3%

0.375% due 07/15/27 ^	4,386,900	4,429,651
0.625% due 04/15/23 ^	27,155,832	27,481,771
0.625% due 01/15/26 ^	26,344,850	26,988,031
0.750% due 07/15/28 ^	55,168,554	57,510,003
0.750% due 02/15/42 ^	16,621,878	16,701,204
0.750% due 02/15/45 ^	2,495,546	2,472,315
0.875% due 01/15/29 ^	122,235,104	128,733,761
0.875% due 02/15/47 ^	4,445,694	4,536,295
1.000% due 02/15/46 ^	7,009,080	7,354,761
1.000% due 02/15/48 ^	12,329,828	12,987,824
1.000% due 02/15/49 ^	1,319,981	1,397,838

		290,593,454

U.S. Treasury Notes - 7.7%

1.750% due 06/30/24	25,200,000	25,180,313
1.875% due 07/31/22 ‡	30,500,000	30,630,459
2.125% due 09/30/24	15,500,000	15,757,930
2.250% due 01/31/24 ‡	6,700,000	6,843,422
2.250% due 02/15/27 ‡	30,700,000	31,442,140
2.250% due 08/15/27	73,220,000	74,949,836
2.500% due 05/15/24 ‡	26,900,000	27,815,756
2.625% due 02/15/29	36,600,000	38,579,109
2.875% due 05/15/49	16,700,000	17,890,201

		269,089,166

Total U.S. Treasury Obligations (Cost $961,258,343)		1,002,582,991

FOREIGN GOVERNMENT BONDS & NOTES - 8.6%

Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 5,000,000	5,848,601
Brazil Letras do Tesouro Nacional (Brazil)
5.897% due 04/01/20	BRL 431,950,000	107,718,934
6.128% due 01/01/20	201,250,000	50,853,288
Development Bank of Japan Inc (Japan)
1.625% due 09/01/21 ~	$3,100,000	3,071,617
2.125% due 09/01/22 ~	3,700,000	3,704,473
Hydro-Quebec (Canada) 8.625% due 06/15/29	1,000,000	1,476,167
Japan Finance Organization for Municipalities (Japan)
2.000% due 09/08/20 ~	3,600,000	3,591,289
2.125% due 04/13/21 ~	2,000,000	1,998,413
2.625% due 04/20/22 ~	2,800,000	2,835,850
3.375% due 09/27/23 ~	3,200,000	3,341,031

	Principal Amount	Value
Kuwait Government (Kuwait) 2.750% due 03/20/22 ~	$8,000,000	$8,119,760
Peruvian Government (Peru) 5.940% due 02/12/29 ~	PEN 19,700,000	6,526,062
Province of Ontario Canada (Canada)
3.150% due 06/02/22	CAD 11,300,000	8,983,912
4.000% due 06/02/21	16,300,000	12,993,448
4.400% due 04/14/20	$400,000	406,939
Province of Quebec Canada (Canada)
2.750% due 08/25/21	3,600,000	3,666,633
3.500% due 12/01/22	CAD 1,900,000	1,535,989
4.250% due 12/01/21	7,500,000	6,078,577
Qatar Government (Qatar)
3.875% due 04/23/23 ~	$200,000	210,013
4.000% due 03/14/29 ~	7,100,000	7,663,719
4.500% due 04/23/28 ~	5,400,000	6,050,262
Spain Government (Spain)
0.600% due 10/31/29 ~	EUR 21,300,000	24,595,066
1.450% due 04/30/29 ~	9,700,000	12,155,324
1.850% due 07/30/35 ~	11,400,000	14,840,771
Tokyo Metropolitan Government (Japan) 2.000% due 05/17/21 ~	$3,000,000	2,990,753

Total Foreign Government Bonds & Notes (Cost $297,401,658)		301,256,891

MUNICIPAL BONDS - 0.3%

City of Chicago IL ‘B’
5.630% due 01/01/22	2,370,000	2,421,998
7.750% due 01/01/42	952,000	1,075,570
Tobacco Settlement Finance Authority ‘A’ 7.467% due 06/01/47	7,790,000	7,866,731

Total Municipal Bonds (Cost $10,632,079)		11,364,299

SHORT-TERM INVESTMENTS - 4.6%

Foreign Government Issues - 4.5%

Japan Treasury Discount Bill (Japan)
(0.170%) due 08/26/19	JPY 1,720,000,000	15,956,764
(0.164%) due 08/13/19	6,060,000,000	56,217,225
(0.153%) due 08/19/19	9,020,000,000	83,678,224

		155,852,213

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $1,943,952; collateralized by U.S. Treasury Notes: 2.250% due 04/15/22 and value $1,986,120)	$1,943,871	1,943,871

Total Short-Term Investments (Cost $155,130,681)		157,796,084

TOTAL INVESTMENTS - 151.4% (Cost $5,194,484,052)		5,292,035,477

TOTAL SECURITIES SOLD SHORT - (0.3%)
(See Note (e) in Notes to Schedule of Investments)
(Proceeds $9,798,477)		(9,820,246)

DERIVATIVES - (0.5%)
(See Notes (g) through (k) in Notes to Schedule of Investments)		(18,211,424)

OTHER ASSETS & LIABILITIES, NET - (50.6%)		(1,769,558,014)

NET ASSETS - 100.0%		$3,494,445,793

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	53.3%
Mortgage-Backed Securities	47.3%
U.S. Treasury Obligations	28.7%
Foreign Government Bonds & Notes	8.6%
Asset-Backed Securities	8.3%
Short-Term Investments	4.6%
Others (each less than 3.0%)	0.6%

	151.4%
Derivatives	(0.5%	)
Securities Sold Short	(0.3%	)
Other Assets & Liabilities, Net	(50.6%	)

	100.0%

(b)	Investments with a total aggregate value of $3,844,816 or 0.1% of the Fund’s net assets were in default as of June 30, 2019.

(c)

As of June 30, 2019, investments with a total aggregate value of $56,250,839 were fully or partially segregated with the broker(s)/custodian as collateral for a reverse repurchase agreement, open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(d)

The average amount of borrowings by the Fund on reverse repurchase agreements during the period ended June 30, 2019 was $19,109,006 at a weighted average interest rate of 2.382%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the period ended June 30, 2019 was $328,692,816 at a weighted average interest rate of 2.569%.

(e)	Securities sold short outstanding as of June 30, 2019 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (0.3%)

Fannie Mae 4.500% due 08/13/49	$9,400,000	($9,820,246)

Total Securities Sold Short (Proceeds $9,798,477)		($9,820,246)

(f)	A reverse repurchase agreement outstanding as of June 30, 2019 was as follows:

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Principal Amount	Value
BRC	Entercom Radio Corp 7.250% due on 11/01/24	1.950%	12/24/18	12/21/20	($4,734,619)	$4,555,000	($4,555,000)

(g)	Open futures contracts outstanding as of June 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bund	09/19	109	$21,167,261	$21,410,072	$242,811
U.S. Treasury 5-Year Notes	10/19	7,918	923,908,632	935,561,188	11,652,556
U.S. Treasury 10-Year Notes	09/19	1,788	225,320,264	228,808,125	3,487,861

					15,383,228

Short Futures Outstanding
Australia 3-Year Bonds	09/19	170	13,706,467	13,724,793	(18,326)
Australia 10-Year Bonds	09/19	1,516	151,971,018	152,887,951	(916,933)
Canada 10-Year Bonds	09/19	228	24,540,114	24,884,915	(344,801)
Euro-Buxl	09/19	150	33,650,633	34,607,644	(957,011)
Euro-OAT	09/19	1,447	265,652,452	271,274,451	(5,621,999)
Long Gilt	09/19	95	15,545,035	15,720,068	(175,033)
U.S. Treasury 30-Year Bonds	09/19	190	28,766,975	29,562,813	(795,838)

					(8,829,941)

Total Futures Contracts					$6,553,287

(h)	Forward foreign currency contracts outstanding as of June 30, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	5,646,000	USD	3,886,390	08/19	BOA	$83,107	$-
CAD	74,849,509	USD	56,473,800	07/19	BOA	682,863	-
CAD	17,133,514	USD	12,710,209	07/19	HSB	373,304	-
CAD	29,526,000	USD	22,032,373	07/19	JPM	514,303	-
DKK	20,124,398	USD	3,056,684	07/19	MSC	9,120	-
DKK	20,124,398	USD	3,089,679	10/19	JPM	-	(389)
EUR	1,618,016	AUD	2,634,000	08/19	CIT	-	(5,501)
EUR	2,185,000	USD	2,474,165	08/19	BNP	19,208	-
EUR	5,288,000	USD	5,999,908	08/19	BOA	34,397	-
EUR	1,589,000	USD	1,781,917	08/19	BRC	31,342	-
EUR	3,141,000	USD	3,519,971	08/19	CIT	64,323	-
GBP	36,622,000	USD	46,352,356	07/19	SCB	155,728	-
GBP	6,056,000	USD	7,745,310	08/19	BNP	-	(38,401)
GBP	37,446,000	USD	47,559,991	08/19	BNP	69,232	-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
GBP	50,830,000	USD	64,527,871	08/19	CIT	$158,754	$-
JPY	4,461,700,000	USD	40,975,823	08/19	BNP	543,110	-
JPY	4,553,000,000	USD	42,401,033	08/19	JPM	-	(32,496)
JPY	5,595,200,000	USD	52,065,556	08/19	JPM	1,309	-
MXN	136,750,000	USD	6,976,578	08/19	BRC	98,030	-
MXN	127,553,878	USD	6,489,904	08/19	CIT	108,952	-
MXN	192,626,000	USD	9,691,290	08/19	GSC	274,000	-
MXN	108,367,403	USD	5,504,096	08/19	JPM	102,169	-
RUB	10,740,114	USD	161,933	07/19	SCB	7,639	-
USD	1,474,863	AUD	2,116,000	08/19	BOA	-	(12,820)
USD	2,369,122	AUD	3,403,000	08/19	BRC	-	(23,403)
USD	34,265,852	BRL	142,450,000	01/20	JPM	-	(2,210,732)
USD	15,431,451	BRL	58,800,000	01/20	MSC	374,778	-
USD	46,785,472	BRL	192,700,000	04/20	BNP	-	(2,169,131)
USD	23,488,874	BRL	96,800,000	04/20	CIT	-	(1,102,747)
USD	33,836,105	BRL	142,450,000	04/20	JPM	-	(2,352,702)
USD	29,189,880	CAD	39,146,022	07/19	BOA	-	(702,849)
USD	20,940,920	CAD	28,074,000	07/19	BRC	-	(496,979)
USD	10,876,976	CAD	14,495,000	07/19	CIT	-	(191,712)
USD	29,879,077	CAD	39,794,000	07/19	GSC	-	(508,461)
USD	30,400,965	CAD	39,957,509	08/19	BOA	-	(133,815)
USD	38,444,448	EUR	34,164,000	08/19	CIT	-	(541,176)
USD	14,766,979	EUR	12,929,000	08/19	CIT	13,288	-
USD	124,067,488	EUR	109,642,000	08/19	UBS	-	(1,048,474)
USD	46,449,686	GBP	36,622,000	07/19	BNP	-	(58,398)
USD	41,466,546	GBP	32,180,000	08/19	BNP	514,046	-
USD	14,956,013	GBP	11,754,000	08/19	CIT	-	(2,212)
USD	61,650,368	GBP	48,025,000	08/19	CIT	533,406	-
USD	44,357,782	GBP	34,356,000	08/19	JPM	636,088	-
USD	29,611,617	JPY	3,227,000,000	08/19	BRC	-	(425,822)
USD	13,693,917	JPY	1,491,400,000	08/19	CIT	-	(184,501)
USD	87,658,643	JPY	9,542,500,000	08/19	JPM	-	(1,132,671)
USD	69,004,222	JPY	7,513,000,000	08/19	UBS	-	(935,625)
USD	4,276,207	MXN	85,130,728	08/19	BNP	-	(127,936)
USD	8,081,185	MXN	157,234,000	08/19	GSC	-	(53,139)
USD	14,475,157	MXN	287,540,553	08/19	HSB	-	(400,431)
USD	1,522,299	MXN	29,444,000	08/19	TDB	-	(953)
USD	200,529	THB	6,359,387	09/19	JPM	-	(7,214)

Total Forward Foreign Currency Contracts						$5,402,496	($14,900,690)

(i)	Purchased options outstanding as of June 30, 2019 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.945%	12/09/19	BOA	$9,000,000	$432,000	$16,083
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.943%	12/12/19	GSC	2,300,000	110,400	4,439

							$542,400	$20,522

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - U.S. Treasury 30-Year Bonds (09/19)	$194.00	08/23/19	CME	782	$151,708,000	$6,725	$782
Call - U.S. Treasury 30-Year Bonds (09/19)	195.00	08/23/19	CME	731	142,545,000	6,287	731

						13,012	1,513

Put - U.S. Treasury 5-Year Notes (09/19)	106.25	08/23/19	CME	1,394	148,112,500	11,988	1,394
Put - U.S. Treasury 5-Year Notes (09/19)	106.50	08/23/19	CME	2,788	296,922,000	23,977	2,788
Put - U.S. Treasury 5-Year Notes (09/19)	106.75	08/23/19	CME	1,762	188,093,500	15,153	1,762
Put - U.S. Treasury 5-Year Notes (09/19)	108.00	08/23/19	CME	265	28,620,000	2,279	265
Put - U.S. Treasury 10-Year Notes (09/19)	110.00	08/23/19	CME	706	77,660,000	6,071	706
Put - U.S. Treasury 10-Year Notes (09/19)	110.50	08/23/19	CME	547	60,443,500	4,704	547
Put - U.S. Treasury 10-Year Notes (09/19)	111.00	08/23/19	CME	408	45,288,000	3,509	408
Put - U.S. Treasury 10-Year Notes (09/19)	111.50	08/23/19	CME	141	15,721,500	1,213	141
Put - U.S. Treasury 10-Year Notes (09/19)	112.00	08/23/19	CME	408	45,696,000	3,509	408
Put - U.S. Treasury 10-Year Notes (09/19)	112.50	08/23/19	CME	381	42,862,500	3,277	381

						75,680	8,800

Total Options on Futures						$88,692	$10,313

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - Fannie Mae 3.500% due 07/04/49	$70.00	07/08/19	JPM	$70,000,000	$2,734	$1
Put - Fannie Mae 4.000% due 07/04/49	71.00	07/08/19	JPM	43,000,000	1,680	-

					$4,414	$1

Total Purchased Options					$635,506	$30,836

(j)	Premiums received and value of written options outstanding as of June 30, 2019 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - CDX IG31 5Y	2.400%	09/18/19	GSC	$10,700,000	$18,190	($6)

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - MXN versus USD	MXN 19.60	07/03/19	BOA	$10,200,000	$87,975	($2,448)
Call - MXN versus USD	19.80	07/10/19	MSC	9,450,000	79,475	(7,305)
Call - MXN versus USD	20.30	07/18/19	HSB	2,600,000	21,450	(1,555)
Call - MXN versus USD	20.41	08/01/19	MSC	17,100,000	171,000	(21,648)

					$359,900	($32,956)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers	215.95	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	03/10/20	DUB	$4,200,000	$31,500	$-
Floor - U.S. CPI Urban Consumers	215.95	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	03/12/20	CIT	11,000,000	93,240	-
Floor - U.S. CPI Urban Consumers	216.69	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	04/07/20	CIT	26,600,000	237,380	-
Floor - U.S. CPI Urban Consumers	217.97	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	09/29/20	CIT	12,000,000	154,800	(2)
Floor - U.S. CPI Urban Consumers	218.01	Maximum of [0, - (Final Index/Initial Index) -1]	10/13/20	DUB	12,500,000	122,500	(2)

						$639,420	($4)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.750%	12/09/19	BOA	$39,700,000	$433,632	($4,248)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.750%	12/12/19	GSC	10,000,000	109,091	(1,145)

							$542,723	($5,393)

Total Written Options							$1,560,233	($38,359)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(k)	Swap agreements outstanding as of June 30, 2019 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Reference Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/19 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazilian Government	Q	1.000%	09/20/19	HSB	0.419%	$12,300,000	$19,640	$8,473	$11,167
Petrobras Global Finance BV	Q	1.000%	12/20/19	BNP	0.329%	1,900,000	7,232	(189,451)	196,683
Petrobras Global Finance BV	Q	1.000%	12/20/19	GSC	0.329%	700,000	2,664	(73,272)	75,936
Petrobras Global Finance BV	Q	1.000%	12/20/19	MSC	0.329%	2,200,000	8,374	(203,609)	211,983
Petrobras Global Finance BV	Q	1.000%	03/20/20	HSB	0.397%	1,500,000	7,561	(273,727)	281,288
South Africa Government	Q	1.000%	06/20/24	GSC	1.673%	4,600,000	(142,176)	(183,138)	40,962

							(96,705)	(914,724)	818,019

				Exchange
The Goldman Sachs Group Inc	Q	1.000%	09/20/20	ICE	0.263%	7,000,000	65,083	40,955	24,128
Tesco PLC	Q	1.000%	06/20/22	ICE	0.450%	EUR 11,700,000	220,534	(315,388)	535,922
General Electric Co	Q	1.000%	12/20/23	ICE	0.809%	$2,900,000	24,477	(114,586)	139,063
General Electric Co	Q	1.000%	06/20/24	ICE	0.928%	3,050,000	11,103	(6,281)	17,384

							321,197	(395,300)	716,497

Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection							$224,492	($1,310,024)	$1,534,516

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG31 5Y	Q	1.000%	12/20/23	ICE	$87,200,000	($1,975,470)	($1,466,200)	($509,270)

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 9	M	0.500%	09/17/58	MER	$9,000,000	$92,031	($364,019)	$456,050

				Exchange
CDX IG27 5Y	Q	1.000%	12/20/21	ICE	51,500,000	907,879	647,694	260,185

Total Credit Default Swaps on Credit Indices – Sell Protection						$999,910	$283,675	$716,235

Total Credit Default Swaps						($751,068)	($2,492,549)	$1,741,481

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.800%	3-Month USD-LIBOR	S/Q	CME	08/22/23	$106,300,000	$5,234,787	($485,974)	$5,720,761
0.100%	6-Month JPY-LIBOR	S/S	LCH	03/20/24	JPY 29,700,000,000	2,923,488	1,162,821	1,760,667
0.750%	6-Month EUR-LIBOR	A/S	LCH	09/18/29	EUR 43,300,000	2,734,666	379,925	2,354,741
0.500%	6-Month EUR-LIBOR	A/S	LCH	12/18/29	60,000,000	1,831,937	1,137,903	694,034
1.501%	6-Month EUR-LIBOR	A/S	LCH	07/04/42	34,900,000	7,743,330	840,859	6,902,471
1.250%	6-Month EUR-LIBOR	A/S	LCH	09/18/49	13,800,000	2,297,482	88,913	2,208,569

						$22,765,690	$3,124,447	$19,641,243

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.250%	6-Month GBP-LIBOR	S/S	LCH	09/18/24	GBP 56,700,000	($1,193,300)	$152,902	($1,346,202)
0.300%	6-Month JPY-LIBOR	S/S	CME	03/18/26	JPY 10,970,000,000	(2,774,455)	(483,195)	(2,291,260)
0.300%	6-Month JPY-LIBOR	S/S	LCH	03/18/26	12,760,000,000	(3,161,313)	(1,259,365)	(1,901,948)
0.300%	6-Month JPY-LIBOR	S/S	LCH	09/20/27	3,480,000,000	(940,053)	(152,523)	(787,530)
0.300%	6-Month JPY-LIBOR	S/S	LCH	03/20/28	1,770,000,000	(483,970)	113,272	(597,242)
0.399%	6-Month JPY-LIBOR	S/S	LCH	06/18/28	500,000,000	(175,300)	(412)	(174,888)
2.250%	3-Month USD-LIBOR	S/Q	LCH	06/20/28	$112,200,000	(3,065,701)	4,945,058	(8,010,759)
0.450%	6-Month JPY-LIBOR	S/S	LCH	03/20/29	JPY 1,250,000,000	(518,498)	(90,132)	(428,366)
1.500%	6-Month GBP-LIBOR	S/S	LCH	09/18/29	GBP 6,300,000	(338,302)	(44,667)	(293,635)
1.000%	6-Month GBP-LIBOR	S/S	LCH	12/18/29	15,600,000	138,128	68,912	69,216
0.750%	6-Month JPY-LIBOR	S/S	LCH	03/20/38	JPY 3,960,000,000	(3,469,901)	126,009	(3,595,910)
0.800%	6-Month JPY-LIBOR	S/S	LCH	10/22/38	220,000,000	(212,440)	-	(212,440)
0.705%	6-Month JPY-LIBOR	S/S	LCH	10/31/38	630,000,000	(499,777)	39,269	(539,046)
0.785%	6-Month JPY-LIBOR	S/S	LCH	11/12/38	310,000,000	(289,880)	1,034	(290,914)
0.750%	6-Month JPY-LIBOR	S/S	LCH	12/20/38	5,825,000,000	(5,042,285)	(1,396,216)	(3,646,069)
1.750%	3-Month CAD-CDOR	S/S	CME	12/16/46	CAD 2,300,000	132,524	(28,559)	161,083
2.532%	3-Month USD-LIBOR	S/Q	LCH	12/05/47	$42,200,000	(2,920,545)	1,096,866	(4,017,411)
1.000%	6-Month JPY-LIBOR	S/S	LCH	03/21/48	JPY 570,000,000	(938,936)	(198,403)	(740,533)
2.905%	3-Month USD-LIBOR	S/Q	CME	08/22/48	$16,100,000	(2,494,086)	1,559,217	(4,053,303)
2.930%	3-Month USD-LIBOR	S/Q	CME	08/22/48	5,800,000	(931,198)	604,530	(1,535,728)
2.940%	3-Month USD-LIBOR	S/Q	CME	08/22/48	5,100,000	(830,316)	489,801	(1,320,117)
1.500%	6-Month GBP-LIBOR	S/S	LCH	09/18/49	GBP 15,000,000	(1,269,606)	240,676	(1,510,282)
1.250%	6-Month GBP-LIBOR	S/S	LCH	12/18/49	20,700,000	(14,932)	(436,498)	421,566

						($31,294,142)	$5,347,576	($36,641,718)

Total Interest Rate Swaps						($8,528,452)	$8,472,023	($17,000,475)

Total Swap Agreements						($9,279,520)	$5,979,474	($15,258,994)

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps

	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swap Agreements
Assets	$8,473	$1,274,069
Liabilities	(1,287,216)	-
Centrally Cleared Swap Agreements (1)
Assets	13,736,616	21,269,790
Liabilities	(6,478,399)	(37,802,853)

	$5,979,474	($15,258,994)

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(l)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,863,957,599	$-	$1,855,447,413	$8,510,186
	Senior Loan Notes	4,831,701	-	4,831,701	-
	Mortgage-Backed Securities	1,652,339,580	-	1,652,339,580	-
	Asset-Backed Securities	290,498,695	-	290,498,695	-
	U.S. Government Agency Issues	7,407,637	-	7,407,637	-
	U.S. Treasury Obligations	1,002,582,991	-	1,002,582,991	-
	Foreign Government Bonds & Notes	301,256,891	-	301,256,891	-
	Municipal Bonds	11,364,299	-	11,364,299	-
	Short-Term Investments	157,796,084	-	157,796,084	-
	Derivatives:
	Credit Contracts
	Swaps	2,250,751	-	2,250,751	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	5,402,496	-	5,402,496	-
	Interest Rate Contracts
	Futures	15,383,228	15,383,228
	Purchased Options	30,836	-	30,836	-
	Swaps	20,293,108	-	20,293,108	-

	Total Interest Rate Contracts	35,707,172	15,383,228	20,323,944	-

	Total Asset - Derivatives	43,360,419	15,383,228	27,977,191	-

	Total Assets	5,335,395,896	15,383,228	5,311,502,482	8,510,186

Liabilities	Securities Sold Short
	Mortgage-Backed Securities	(9,820,246)	-	(9,820,246)	-
	Reverse Repurchase Agreements	(4,555,000)	-	(4,555,000)	-
	Sale-buyback Financing Transactions	(452,512,559)	-	(452,512,559)	-
	Derivatives:
	Credit Contracts
	Written Options	(6)	-	(6)	-
	Swaps	(509,270)	-	(509,270)	-

	Total Credit Contracts	(509,276)	-	(509,276)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(14,900,690)	-	(14,900,690)	-
	Written Options	(32,956)	-	(32,956)	-

	Total Foreign Currency Contracts	(14,933,646)	-	(14,933,646)	-

	Interest Rate Contracts
	Futures	(8,829,941)	(8,829,941)	-	-
	Written Options	(5,397)	-	(5,397)	-
	Swaps	(37,293,583)	-	(37,293,583)	-

	Total Interest Rate Contracts	(46,128,921)	(8,829,941)	(37,298,980)	-

	Total Liabilities - Derivatives	(61,571,843)	(8,829,941)	(52,741,902)	-

	Total Liabilities	(528,459,648)	(8,829,941)	(519,629,707)	-

	Total	$4,806,936,248	$6,553,287	$4,791,872,775	$8,510,186

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 52.5%

Basic Materials - 2.8%

Anglo American Capital PLC (South Africa)
3.750% due 04/10/22 ~	$510,000	$521,469
4.125% due 09/27/22 ~	985,000	1,023,509
ArcelorMittal (Luxembourg)
5.250% due 08/05/20	6,214,000	6,372,770
5.500% due 03/01/21	2,605,000	2,712,239
Celulosa Arauco y Constitucion SA (Chile) 7.250% due 07/29/19	1,665,000	1,673,475
CNAC HK Finbridge Co Ltd (China) 3.000% due 07/19/20 ~	1,325,000	1,330,288
DuPont de Nemours Inc 3.766% due 11/15/20	1,730,000	1,763,334
International Flavors & Fragrances Inc 3.400% due 09/25/20	670,000	676,809
INVISTA Finance LLC 4.250% due 10/15/19 ~	7,045,000	7,120,421
LyondellBasell Industries NV 6.000% due 11/15/21	975,000	1,045,461
Newmont Goldcorp Corp 3.625% due 06/09/21 ~	4,600,000	4,684,299
Solvay Finance America LLC (Belgium) 3.400% due 12/03/20 ~	4,395,000	4,437,806
Syngenta Finance NV (Switzerland) 3.933% due 04/23/21 ~	1,115,000	1,135,322
Vale Overseas Ltd (Brazil) 4.375% due 01/11/22	3,905,000	4,042,690

		38,539,892

Communications - 3.3%

Alibaba Group Holding Ltd (China) 3.600% due 11/28/24	960,000	1,001,579
America Movil SAB de CV (Mexico) 5.000% due 03/30/20	1,174,000	1,196,392
Axiata SPV2 Bhd (Malaysia) 3.466% due 11/19/20 ~	2,300,000	2,328,115
Baidu Inc (China)
3.500% due 11/28/22	1,430,000	1,463,634
3.875% due 09/29/23	1,010,000	1,048,073
Charter Communications Operating LLC
3.579% due 07/23/20	4,963,000	5,007,754
4.464% due 07/23/22	4,727,000	4,967,281
Comcast Corp 3.700% due 04/15/24	4,385,000	4,654,966
CSC Holdings LLC 10.875% due 10/15/25 ~	1,697,000	1,949,437
Discovery Communications LLC 2.200% due 09/20/19	1,980,000	1,977,315
Expedia Group Inc 5.950% due 08/15/20	535,000	554,346
Fox Corp
3.666% due 01/25/22 ~	665,000	687,275
4.030% due 01/25/24 ~	780,000	829,825
JD.com Inc (China) 3.125% due 04/29/21	5,100,000	5,119,808
NBCUniversal Media LLC 5.150% due 04/30/20	3,980,000	4,070,154
Omnicom Group Inc 4.450% due 08/15/20	2,646,000	2,705,381
Telefonica Emisiones SA (Spain) 5.134% due 04/27/20	2,650,000	2,704,478
The Interpublic Group of Cos Inc 3.500% due 10/01/20	475,000	481,066
Vodafone Group PLC (United Kingdom) 3.750% due 01/16/24	1,375,000	1,440,396
Weibo Corp (Cayman) 3.500% due 07/05/24 #	710,000	713,938

		44,901,213

	Principal Amount	Value
Consumer, Cyclical - 5.6%

American Airlines Pass-Through Trust ‘B’ 3.700% due 04/15/27	$1,474,186	$1,469,744
BMW US Capital LLC (Germany)
1.850% due 09/15/21 ~	2,450,000	2,425,053
3.035% (USD LIBOR + 0.500%) due 08/13/21 § ~	1,980,000	1,986,494
Daimler Finance North America LLC (Germany)
1.750% due 10/30/19 ~	3,500,000	3,489,927
2.200% due 05/05/20 ~	2,500,000	2,495,067
2.300% due 02/12/21 ~	4,525,000	4,508,175
Delta Air Lines Inc
2.600% due 12/04/20	1,255,000	1,254,089
2.875% due 03/13/20	6,560,000	6,568,902
Ford Motor Credit Co LLC
2.343% due 11/02/20	1,062,000	1,054,584
2.459% due 03/27/20	830,000	827,704
2.681% due 01/09/20	4,385,000	4,382,788
3.157% due 08/04/20	1,965,000	1,972,458
3.273% (USD LIBOR + 0.930%) due 09/24/20 §	3,930,000	3,927,121
3.470% due 04/05/21	750,000	755,302
General Motors Financial Co Inc
3.200% due 07/13/20	2,530,000	2,539,308
4.200% due 11/06/21	2,435,000	2,508,125
Harley-Davidson Financial Services Inc
2.150% due 02/26/20 ~	4,255,000	4,239,080
3.460% (USD LIBOR + 0.940%) due 03/02/21 § ~	1,550,000	1,548,248
3.550% due 05/21/21 ~	500,000	507,678
4.050% due 02/04/22 ~	2,375,000	2,453,513
Hyundai Capital America
2.000% due 07/01/19 ~	3,220,000	3,220,000
2.550% due 04/03/20 ~	3,000,000	2,995,199
2.750% due 09/18/20 ~	3,000,000	3,002,475
3.000% due 06/20/22 ~	1,950,000	1,957,280
Lennar Corp 2.950% due 11/29/20	5,125,000	5,112,188
Nissan Motor Acceptance Corp
2.600% due 09/28/22 ~	1,685,000	1,677,961
3.650% due 09/21/21 ~	1,365,000	1,397,921
O’Reilly Automotive Inc 3.800% due 09/01/22	1,760,000	1,827,749
Volkswagen Group of America Finance LLC (Germany) 3.875% due 11/13/20 ~	3,460,000	3,533,589

		75,637,722

Consumer, Non-Cyclical - 9.5%

Abbott Laboratories 2.900% due 11/30/21	4,118,000	4,186,532
AbbVie Inc
2.300% due 05/14/21	1,730,000	1,724,762
2.900% due 11/06/22	1,180,000	1,188,233
3.200% due 11/06/22	260,000	263,983
Allergan Finance LLC 3.250% due 10/01/22	330,000	335,498
Altria Group Inc
3.490% due 02/14/22	1,300,000	1,337,022
3.800% due 02/14/24	3,330,000	3,472,084
AmerisourceBergen Corp 3.500% due 11/15/21	1,285,000	1,310,173
BAT Capital Corp (United Kingdom) 2.297% due 08/14/20	6,555,000	6,540,966
Baxalta Inc 3.600% due 06/23/22	675,000	692,688

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Bayer US Finance II LLC (Germany)
2.979% (USD LIBOR + 0.630%) due 06/25/21 § ~	$2,035,000	$2,022,015
3.500% due 06/25/21 ~	2,880,000	2,921,874
Becton Dickinson & Co
2.404% due 06/05/20	4,240,000	4,237,320
2.675% due 12/15/19	5,130,000	5,132,129
2.894% due 06/06/22	1,420,000	1,438,627
Bristol-Myers Squibb Co
2.600% due 05/16/22 ~	860,000	872,720
2.900% due 07/26/24 ~	1,780,000	1,820,254
Bunge Ltd Finance Corp
3.000% due 09/25/22	825,000	828,928
3.500% due 11/24/20	5,140,000	5,188,576
Celgene Corp
2.750% due 02/15/23	1,320,000	1,332,148
2.875% due 02/19/21	2,275,000	2,293,389
3.250% due 02/20/23	390,000	399,855
3.550% due 08/15/22	3,060,000	3,168,263
3.625% due 05/15/24	345,000	362,289
Cigna Corp
3.060% (USD LIBOR + 0.650%) due 09/17/21 § ~	1,060,000	1,060,483
3.400% due 09/17/21 ~	590,000	601,516
3.750% due 07/15/23 ~	1,390,000	1,447,382
Conagra Brands Inc 3.342% (USD LIBOR + 0.750%) due 10/22/20 §	735,000	735,153
CVS Health Corp
3.125% due 03/09/20	3,290,000	3,303,172
3.350% due 03/09/21	4,865,000	4,932,467
3.700% due 03/09/23	1,820,000	1,880,133
Elanco Animal Health Inc
3.912% due 08/27/21	1,270,000	1,297,594
4.272% due 08/28/23	710,000	745,376
EMD Finance LLC (Germany)
2.400% due 03/19/20 ~	6,750,000	6,745,375
2.950% due 03/19/22 ~	800,000	807,058
Equifax Inc
2.300% due 06/01/21	1,025,000	1,019,119
3.600% due 08/15/21	195,000	198,748
Express Scripts Holding Co 3.274% (USD LIBOR + 0.750%) due 11/30/20 §	4,140,000	4,140,368
HCA Inc
4.250% due 10/15/19	540,000	542,202
6.500% due 02/15/20	7,385,000	7,555,234
Humana Inc
2.900% due 12/15/22	340,000	344,902
3.150% due 12/01/22	800,000	816,915
3.850% due 10/01/24	120,000	125,521
Imperial Brands Finance PLC (United Kingdom) 2.950% due 07/21/20 ~	4,269,000	4,281,180
Keurig Dr Pepper Inc 3.551% due 05/25/21	2,000,000	2,042,850
McKesson Corp 3.650% due 11/30/20	2,150,000	2,184,540
Medco Health Solutions Inc 4.125% due 09/15/20	1,895,000	1,930,997
Molson Coors Brewing Co 2.250% due 03/15/20	960,000	957,809
Pernod Ricard SA (France)
4.450% due 01/15/22 ~	2,245,000	2,349,280
5.750% due 04/07/21 ~	1,530,000	1,615,631
Perrigo Finance Unlimited Co
3.500% due 12/15/21	580,000	576,700
3.500% due 03/15/21	363,000	362,126
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/19	10,660,000	10,644,075
2.875% due 09/23/23	290,000	292,916

	Principal Amount	Value
Takeda Pharmaceutical Co Ltd (Japan) 3.800% due 11/26/20 ~	$2,275,000	$2,316,573
Teva Pharmaceutical Finance Netherlands III BV (Israel)
1.700% due 07/19/19	7,720,000	7,698,770
2.200% due 07/21/21	290,000	276,225

		128,898,718

Energy - 3.1%

Cenovus Energy Inc (Canada)
3.000% due 08/15/22	2,320,000	2,330,189
5.700% due 10/15/19	1,978,846	1,994,267
China Shenhua Overseas Capital Co Ltd (China) 3.125% due 01/20/20 ~	3,765,000	3,771,382
Columbia Pipeline Group Inc 3.300% due 06/01/20	3,246,000	3,268,248
Enbridge Energy Partners LP 4.375% due 10/15/20	1,642,000	1,679,501
Energy Transfer Operating LP
4.250% due 03/15/23	1,300,000	1,357,711
7.500% due 10/15/20	4,195,000	4,450,549
Eni SPA (Italy) 4.000% due 09/12/23 ~	630,000	656,613
Enterprise Products Operating LLC 3.500% due 02/01/22	3,085,000	3,167,184
Marathon Oil Corp 2.700% due 06/01/20	1,383,000	1,384,416
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	85,000	86,148
Plains All American Pipeline LP
2.600% due 12/15/19	905,000	904,325
5.000% due 02/01/21	1,600,000	1,648,190
5.750% due 01/15/20	1,557,000	1,579,547
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	5,150,000	5,349,286
Saudi Arabian Oil Co (Saudi Arabia) 2.750% due 04/16/22 ~	3,415,000	3,446,786
Schlumberger Holdings Corp 3.750% due 05/01/24 ~	1,595,000	1,664,987
Spectra Energy Partners LP 4.600% due 06/15/21	1,870,000	1,938,595
The Williams Cos Inc 3.350% due 08/15/22	875,000	891,818

		41,569,742

Financial - 17.0%

ABN AMRO Bank NV (Netherlands) 3.091% (USD LIBOR + 0.570%) due 08/27/21 § ~	2,605,000	2,616,048
AerCap Ireland Capital DAC (Ireland)
3.950% due 02/01/22	2,875,000	2,958,168
4.450% due 12/16/21	2,895,000	3,007,177
AIA Group Ltd (Hong Kong) 2.907% (USD LIBOR + 0.520%) due 09/20/21 § ~	2,060,000	2,060,062
Air Lease Corp
2.500% due 03/01/21	950,000	950,866
3.500% due 01/15/22	900,000	921,709
Alexandria Real Estate Equities Inc REIT 2.750% due 01/15/20	10,610,000	10,615,402
American Campus Communities Operating Partnership LP REIT 3.350% due 10/01/20	1,840,000	1,859,569
American Express Co 3.000% due 02/22/21	2,810,000	2,841,031
American International Group Inc
4.875% due 06/01/22	1,420,000	1,522,548
6.400% due 12/15/20	1,180,000	1,245,919

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
American Tower Corp REIT 3.450% due 09/15/21	$2,385,000	$2,434,492
Aon PLC 2.800% due 03/15/21	4,175,000	4,204,504
Banco de Credito del (Peru) 2.250% due 10/25/19 ~	885,000	885,000
Banco Santander (Chile) 2.500% due 12/15/20 ~	6,120,000	6,159,780
Bank of America Corp
2.503% due 10/21/22	2,000,000	2,004,456
2.972% (USD LIBOR + 0.380%) due 01/23/22 §	2,900,000	2,895,073
2.999% (USD LIBOR + 0.650%) due 06/25/22 §	2,975,000	2,984,356
3.752% (USD LIBOR + 1.160%) due 01/20/23 §	4,085,000	4,132,946
Barclays Bank PLC (United Kingdom) 2.650% due 01/11/21	3,165,000	3,174,208
Barclays PLC (United Kingdom) 4.209% (USD LIBOR + 1.625%) due 01/10/23 §	2,985,000	2,992,836
BPCE SA (France) 3.743% (USD LIBOR + 1.220%) due 05/22/22 § ~	815,000	823,642
Brixmor Operating Partnership LP REIT 3.875% due 08/15/22	455,000	467,337
Capital One Financial Corp
2.400% due 10/30/20	1,375,000	1,376,551
3.900% due 01/29/24	1,290,000	1,355,326
Citibank NA 2.844% (USD LIBOR + 0.596%) due 05/20/22	2,610,000	2,630,793
Citigroup Inc
2.700% due 03/30/21	1,720,000	1,728,823
2.900% due 12/08/21	4,145,000	4,188,175
Citizens Bank NA
2.250% due 10/30/20	470,000	469,094
2.550% due 05/13/21	1,035,000	1,037,643
3.250% due 02/14/22	2,345,000	2,390,670
Cooperatieve Rabobank UA (Netherlands) 3.950% due 11/09/22	2,255,000	2,339,817
Crown Castle International Corp REIT
2.250% due 09/01/21	5,895,000	5,868,890
3.400% due 02/15/21	1,175,000	1,191,166
Danske Bank AS (Denmark) 2.200% due 03/02/20 ~	3,945,000	3,930,418
Deutsche Bank AG (Germany) 3.855% (USD LIBOR + 1.290%) due 02/04/21 §	2,190,000	2,172,424
Discover Bank
3.100% due 06/04/20	4,865,000	4,889,048
3.200% due 08/09/21	380,000	385,640
7.000% due 04/15/20	5,550,000	5,740,072
First Niagara Financial Group Inc 7.250% due 12/15/21	1,140,000	1,265,930
GE Capital International Funding Co Unlimited Co 2.342% due 11/15/20	8,565,000	8,525,475
Highwoods Realty LP REIT 3.625% due 01/15/23	1,305,000	1,333,700
HSBC Bank USA NA 4.875% due 08/24/20	3,640,000	3,740,785
HSBC Holdings PLC (United Kingdom)
2.950% due 05/25/21	3,220,000	3,249,225
3.086% (USD LIBOR + 0.650%) due 09/11/21 §	2,685,000	2,687,989
ING Groep NV (Netherlands) 3.480% (USD LIBOR + 1.150%) due 03/29/22 §	1,970,000	1,994,800

	Principal Amount	Value
iStar Inc REIT 4.625% due 09/15/20	$2,610,000	$2,639,363
JPMorgan Chase & Co 3.003% (USD LIBOR + 0.550%) due 03/09/21 §	3,990,000	3,997,076
JPMorgan Chase Bank NA 2.604% due 02/01/21	1,580,000	1,581,800
KeyBank NA 3.300% due 02/01/22	3,200,000	3,284,496
Marsh & McLennan Cos Inc 3.875% due 03/15/24	1,115,000	1,182,981
Mitsubishi UFJ Financial Group Inc (Japan)
3.218% due 03/07/22	6,185,000	6,315,965
3.236% (USD LIBOR + 0.650%) due 07/26/21 §	655,000	657,827
3.446% (USD LIBOR + 0.860%) due 07/26/23 §	1,065,000	1,067,386
Morgan Stanley
2.750% due 05/19/22	1,110,000	1,121,955
3.095% (USD LIBOR + 0.550%) due 02/10/21 §	4,275,000	4,280,780
5.500% due 07/24/20	1,900,000	1,961,353
Regions Bank 2.699% (USD LIBOR + 0.380%) due 04/01/21 §	4,645,000	4,634,723
Reinsurance Group of America Inc
5.000% due 06/01/21	410,000	429,650
6.450% due 11/15/19	3,870,000	3,925,116
Royal Bank of Scotland Group PLC (United Kingdom) 6.400% due 10/21/19	1,005,000	1,016,742
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	4,190,000	4,201,412
Santander UK PLC (United Kingdom) 2.125% due 11/03/20	1,225,000	1,218,979
SBA Tower Trust REIT
3.168% due 04/09/47 ~	1,765,000	1,779,602
3.448% due 03/15/48 ~	2,920,000	3,004,057
Standard Chartered PLC (United Kingdom)
2.100% due 08/19/19 ~	1,280,000	1,278,980
3.742% (USD LIBOR + 1.150%) due 01/20/23 § ~	1,460,000	1,460,223
SunTrust Bank 2.800% due 05/17/22	2,035,000	2,061,425
Swedbank AB (Sweden) 2.650% due 03/10/21 ~	2,450,000	2,454,758
Synchrony Financial 2.700% due 02/03/20	8,353,000	8,354,723
The Goldman Sachs Group Inc
2.875% due 02/25/21	3,085,000	3,107,438
3.696% (USD LIBOR + 1.110%) due 04/26/22 §	3,080,000	3,107,002
5.750% due 01/24/22	2,010,000	2,172,095
Trinity Acquisition PLC 3.500% due 09/15/21	1,045,000	1,063,424
UBS Group Funding Switzerland AG (Switzerland)
2.950% due 09/24/20 ~	3,815,000	3,840,502
3.000% due 04/15/21 ~	2,670,000	2,694,635
3.744% (USD LIBOR + 1.220%) due 05/23/23 § ~	3,105,000	3,137,892
Unum Group 3.000% due 05/15/21	3,730,000	3,750,206
US Bank NA 2.906% (USD LIBOR + 0.320%) due 04/26/21 §	2,590,000	2,594,619
Ventas Realty LP REIT 3.100% due 01/15/23	455,000	463,161

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
WEA Finance LLC REIT (France) 2.700% due 09/17/19 ~	$6,681,000	$6,680,896
Wells Fargo Bank NA 3.325% due 07/23/21	3,120,000	3,149,898
Willis Towers Watson PLC 5.750% due 03/15/21	3,592,000	3,772,524

		231,695,247

Industrial - 5.5%

Avnet Inc 3.750% due 12/01/21	1,520,000	1,548,560
Avolon Holdings Funding Ltd (Cayman)
3.625% due 05/01/22 ~	1,930,000	1,958,661
3.950% due 07/01/24 ~	560,000	574,465
5.125% due 10/01/23 ~	1,890,000	2,007,104
Boral Finance Pty Ltd (Australia) 3.000% due 11/01/22 ~	475,000	474,956
CNH Industrial Capital LLC
3.375% due 07/15/19	1,755,000	1,755,438
3.875% due 10/15/21	3,305,000	3,377,710
4.375% due 11/06/20	4,164,000	4,250,195
DAE Funding LLC (United Arab Emirates) 5.250% due 11/15/21 ~	3,080,000	3,207,050
Eagle Materials Inc 4.500% due 08/01/26	2,175,000	2,221,716
Eastern Creation II Investment Holdings Ltd (China) 2.750% due 09/26/20 ~	2,220,000	2,221,799
GATX Corp
2.500% due 07/30/19	6,620,000	6,619,637
2.600% due 03/30/20	1,815,000	1,813,681
Jabil Inc 5.625% due 12/15/20	1,025,000	1,071,433
Kansas City Southern 2.350% due 05/15/20	1,040,000	1,037,965
Keysight Technologies Inc 3.300% due 10/30/19	12,400,000	12,414,445
Martin Marietta Materials Inc 3.173% (USD LIBOR + 0.650%) due 05/22/20 §	4,200,000	4,200,848
Northrop Grumman Corp 2.550% due 10/15/22	1,445,000	1,453,389
Penske Truck Leasing Co LP
3.300% due 04/01/21 ~	5,780,000	5,851,995
3.650% due 07/29/21 ~	580,000	593,120
Roper Technologies Inc
3.000% due 12/15/20	435,000	438,193
3.125% due 11/15/22	2,755,000	2,801,514
3.650% due 09/15/23	695,000	724,108
SMBC Aviation Capital Finance DAC (Ireland)
2.650% due 07/15/21 ~	500,000	499,849
3.550% due 04/15/24 ~	695,000	715,358
4.125% due 07/15/23 ~	311,000	325,499
United Technologies Corp 3.175% (USD LIBOR + 0.650%) due 08/16/21 §	1,225,000	1,225,790
Vulcan Materials Co
3.010% (USD LIBOR + 0.600%) due 06/15/20 §	2,820,000	2,820,736
3.170% (USD LIBOR + 0.650%) due 03/01/21 §	5,380,000	5,385,881
Waste Management Inc 2.950% due 06/15/24	845,000	869,412

		74,460,507

Technology - 2.6%

Broadcom Corp
2.200% due 01/15/21	3,210,000	3,182,504
2.375% due 01/15/20	3,905,000	3,898,639
3.000% due 01/15/22	2,530,000	2,540,694

	Principal Amount	Value
DXC Technology Co 3.470% (USD LIBOR + 0.950%) due 03/01/21 §	$5,696,000	$5,696,080
Fidelity National Information Services Inc 2.250% due 08/15/21	3,590,000	3,582,789
Fiserv Inc 2.750% due 07/01/24	3,345,000	3,370,981
Hewlett Packard Enterprise Co 2.100% due 10/04/19 ~	2,080,000	2,077,201
International Business Machines Corp 2.850% due 05/13/22	2,810,000	2,856,541
Microchip Technology Inc 3.922% due 06/01/21	1,235,000	1,257,405
NXP BV (Netherlands)
4.125% due 06/01/21 ~	1,260,000	1,292,256
4.625% due 06/01/23 ~	1,330,000	1,405,278
Xerox Corp
2.800% due 05/15/20	724,000	724,145
5.625% due 12/15/19	3,985,000	4,044,775

		35,929,288

Utilities - 3.1%

American Electric Power Co Inc 3.650% due 12/01/21	280,000	288,782
CenterPoint Energy Inc 3.600% due 11/01/21	740,000	760,207
Dominion Energy Inc
2.579% due 07/01/20	1,895,000	1,892,567
2.962% due 07/01/19	7,108,000	7,108,000
Edison International
2.125% due 04/15/20	3,055,000	3,041,867
2.400% due 09/15/22	1,360,000	1,295,455
EDP Finance BV (Portugal)
4.125% due 01/15/20 ~	679,000	683,386
4.900% due 10/01/19 ~	2,350,000	2,362,420
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	4,165,000	4,198,194
ENN Energy Holdings Ltd (China) 6.000% due 05/13/21 ~	535,000	565,051
Exelon Corp 2.850% due 06/15/20	5,000,000	5,019,414
FirstEnergy Corp 2.850% due 07/15/22	3,135,000	3,176,622
NextEra Energy Capital Holdings Inc 3.071% (USD LIBOR + 0.550%) due 08/28/21 §	2,085,000	2,085,247
NRG Energy Inc 3.750% due 06/15/24 ~	1,125,000	1,156,251
San Diego Gas & Electric Co 1.914% due 02/01/22	846,438	828,697
Sempra Energy
2.400% due 03/15/20	4,180,000	4,177,168
2.875% due 10/01/22	145,000	146,140
3.097% (USD LIBOR + 0.500%) due 01/15/21 §	1,103,000	1,099,678
Vistra OperationS Co LLC 3.550% due 07/15/24 ~	1,665,000	1,675,871

		41,561,017

Total Corporate Bonds & Notes (Cost $706,558,335)		713,193,346

MORTGAGE-BACKED SECURITIES - 16.8%

Collateralized Mortgage Obligations - Commercial - 3.2%

BAMLL Commercial Mortgage Securities Trust
3.244% (USD LIBOR + 0.850%) due 09/15/34 § ~	4,770,000	4,777,821
3.490% due 04/14/33 ~	1,775,000	1,843,573

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	$420,685	$418,909
BX Commercial Mortgage Trust 3.144% (USD LIBOR + 0.750%) due 11/15/35 § ~	1,331,883	1,334,345
CD Mortgage Trust 1.965% due 02/10/50	414,020	412,592
CLNS Trust
3.212% (USD LIBOR + 0.800%) due 06/11/32 § ~	4,495,000	4,501,425
3.412% (USD LIBOR + 1.000%) due 06/11/32 § ~	2,675,000	2,677,517
Credit Suisse Mortgage Capital Certificates
3.824% (USD LIBOR + 1.430%) due 05/15/36 § ~	2,140,000	2,147,439
3.994% (USD LIBOR + 1.600%) due 05/15/36 § ~	1,575,000	1,581,502
CSAIL Commercial Mortgage Trust
1.684% due 04/15/50	45,254	45,181
1.717% due 08/15/48	326,722	325,355
2.360% due 06/15/52	1,220,000	1,223,227
Great Wolf Trust
3.244% (USD LIBOR + 0.850%) due 09/15/34 § ~	2,370,000	2,373,308
3.714% (USD LIBOR + 1.320%) due 09/15/34 § ~	3,385,000	3,387,762
GS Mortgage Securities Corp Trust
3.344% (USD LIBOR + 0.950%) due 11/15/35 § ~	965,000	965,710
4.394% (USD LIBOR + 2.000%) due 11/15/35 § ~	505,000	504,595
InTown Hotel Portfolio Trust
3.094% (USD LIBOR + 0.700%) due 01/15/33 § ~	835,000	834,402
3.644% (USD LIBOR + 1.250%) due 01/15/33 § ~	685,000	682,327
JP Morgan Chase Commercial Mortgage Securities Trust 4.388% due 07/15/46 ~	1,135,489	1,173,310
Morgan Stanley Bank of America Merrill Lynch Trust 4.110% due 10/15/47 §	775,000	827,668
Morgan Stanley Capital I Trust
3.244% (USD LIBOR + 0.850%) due 11/15/34 § ~	2,660,000	2,656,932
3.394% (USD LIBOR + 1.000%) due 11/15/34 § ~	2,140,000	2,134,397
New Orleans Hotel Trust 3.683% (USD LIBOR + 1.289%) due 04/15/32 § ~	3,355,000	3,360,744
RETL 3.544% (USD LIBOR + 1.150%) due 03/15/36 § ~	1,006,609	1,009,694
SLIDE 4.244% (USD LIBOR + 1.850%) due 06/15/31 § ~	1,313,020	1,322,158
WFRBS Commercial Mortgage Trust 4.697% due 04/15/45	1,590,000	1,668,726

		44,190,619

Collateralized Mortgage Obligations - Residential - 8.4%

Angel Oak Mortgage Trust 3.920% due 11/25/48 § ~	6,232,768	6,379,624
COLT Mortgage Loan Trust
2.415% due 10/25/47 § ~	1,535,860	1,535,450
2.568% due 10/25/47 § ~	653,998	654,338
2.764% due 08/25/49 § ~	3,395,000	3,402,417
2.773% due 10/25/47 § ~	285,569	286,175
2.930% due 02/25/48 § ~	573,628	573,954

	Principal Amount	Value
3.084% due 02/25/48 § ~	$205,146	$205,147
3.337% due 05/25/49 § ~	1,445,060	1,469,589
3.470% due 07/27/48 § ~	1,644,558	1,654,674
3.542% due 07/27/48 § ~	796,421	800,901
3.705% due 03/25/49 § ~	7,207,003	7,342,650
3.763% due 10/26/48 § ~	808,334	821,785
4.006% due 12/28/48 § ~	1,462,831	1,493,414
Connecticut Avenue Securities Trust 3.154% (USD LIBOR + 0.750%) due 09/25/31 § ~	1,271,923	1,272,989
Deephave Residential Mortgage Trust
3.763% due 04/25/59 § ~	1,575,734	1,594,389
3.921% due 04/25/59 § ~	810,000	828,944
Deephaven Residential Mortgage Trust
2.577% due 10/25/47 § ~	1,621,125	1,621,203
2.711% due 10/25/47 § ~	137,814	137,854
2.813% due 10/25/47 § ~	128,747	128,780
2.976% due 12/25/57 § ~	1,392,942	1,399,905
3.485% due 12/26/46 § ~	302,638	304,629
3.963% due 08/25/58 § ~	132,931	134,875
Fannie Mae
2.904% (USD LIBOR + 0.500%) due 11/25/46 §	977,629	980,054
3.000% due 11/25/47	4,414,834	4,571,029
4.000% due 06/25/44	893,453	926,608
5.000% due 08/25/19	334	333
Fannie Mae Connecticut Avenue Securities
3.154% (USD LIBOR + 0.750%) due 06/25/39 # § ~	1,405,000	1,407,755
3.084% (USD LIBOR + 0.680%) due 10/25/30 §	1,243,708	1,244,395
3.124% (USD LIBOR + 0.720%) due 01/25/31 §	3,448,488	3,450,762
Flagstar Mortgage Trust 4.000% due 09/25/48 § ~	3,729,881	3,875,081
Freddie Mac
2.914% (USD LIBOR + 0.520%) due 11/15/43 §	1,747,179	1,752,059
3.154% (USD LIBOR + 0.750%) due 10/25/48 § ~	1,440,000	1,442,301
3.607% due 10/25/46 §	1,663,483	1,677,289
3.858% due 05/25/47 § ~	744,895	753,604
4.165% due 08/25/48 § ~	575,446	581,564
7.000% due 09/15/30	264,406	296,943
Freddie Mac STACR Trust 3.810% (USD LIBOR + 1.400%) due 02/25/49 § ~	1,155,000	1,156,293
Freddie Mac Structured Agency Credit Risk Debt Notes
3.154% (USD LIBOR + 0.750%) due 09/25/48 § ~	1,898,777	1,901,134
3.204% (USD LIBOR + 0.800%) due 12/25/30 § ~	3,078,699	3,085,362
3.254% (USD LIBOR + 0.850%) due 02/25/47 § ~	402,607	402,595
3.604% (USD LIBOR + 1.200%) due 10/25/29 §	1,530,327	1,539,806
3.654% (USD LIBOR + 1.250%) due 02/25/47 § ~	1,105,000	1,110,360
3.818% due 05/25/48 § ~	609,713	611,817
3.982% due 09/25/47 § ~	322,499	324,987
Galton Funding Mortgage Trust
3.500% due 11/25/57 § ~	2,207,804	2,217,185
4.000% due 02/25/59 § ~	3,380,346	3,438,870
Government National Mortgage Association
2.683% (USD LIBOR + 0.300%) due 09/20/48 §	565,298	563,790
2.890% (USD LIBOR + 0.450%) due 02/20/49 §	1,247,792	1,249,006

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
GS Mortgage-Backed Securities Trust 2.458% due 07/25/44 § ~	$206,704	$206,739
Homeward Opportunities Fund I Trust
3.454% due 01/25/59 § ~	2,881,066	2,926,132
3.606% due 01/25/59 § ~	1,844,643	1,873,393
3.766% due 06/25/48 § ~	1,255,506	1,282,395
3.897% due 06/25/48 § ~	1,004,404	1,024,052
New Residential Mortgage Loan Trust
2.802% due 07/25/49 § ~	2,425,000	2,431,935
3.086% due 07/25/49 § ~	955,000	957,720
3.986% due 11/25/48 § ~	2,113,958	2,162,243
Sequoia Mortgage Trust
3.500% due 02/25/48 § ~	3,610,948	3,685,839
4.000% due 06/25/48 § ~	2,011,472	2,075,448
4.000% due 08/25/48 § ~	3,446,916	3,538,848
4.000% due 10/25/48 § ~	1,025,983	1,067,599
4.500% due 08/25/48 § ~	850,867	885,363
Starwood Mortgage Residential Trust 3.470% due 02/25/49 § ~	981,307	997,369
Verus Securitization Trust
2.929% due 02/25/48 § ~	684,786	686,837
3.211% due 04/25/59 § ~	1,984,729	2,002,587
3.402% due 12/25/59 § ~	1,102,057	1,116,964
3.677% due 06/01/58 § ~	1,541,501	1,563,102
3.779% due 06/01/58 § ~	412,222	417,582
3.830% due 06/01/58 § ~	259,804	263,178
3.836% due 02/25/59 § ~	5,282,233	5,370,411
4.034% due 12/25/59 § ~	415,000	422,610
4.108% due 10/25/58 § ~	1,978,591	2,029,289

		113,592,303

Fannie Mae - 3.3%

3.000% due 09/01/32 - 02/01/33	1,456,859	1,489,064
3.500% due 07/01/34 - 11/01/47	12,370,608	12,776,724
4.000% due 06/01/33 - 07/01/49	1,703,379	1,773,457
4.321% (USD LIBOR + 1.551%) due 01/01/35 §	6,825	7,067
4.488% (UST + 2.258%) due 06/01/33 §	545,936	577,332
4.500% due 05/01/25 - 03/01/49	13,263,800	13,920,678
4.553% (USD LIBOR + 1.616%) due 04/01/33 §	44,890	46,317
4.625% (USD LIBOR + 1.750%) due 05/01/33 §	40,094	40,521
4.648% (USD LIBOR + 1.567%) due 02/01/33 §	70,076	73,597
4.815% (UST + 2.258%) due 06/01/35 §	203,177	214,170
4.965% (UST + 2.215%) due 02/01/33 §	48,344	50,436
5.000% due 07/01/24 - 02/01/49	7,173,029	7,667,892
5.500% due 08/01/19 - 06/01/39	2,413,988	2,659,898
6.000% due 03/01/37 - 10/01/40	2,800,718	3,177,622
6.500% due 05/01/33	602,136	688,481
7.000% due 05/01/33 - 06/01/33	290,977	317,473

		45,480,729

Freddie Mac - 0.2%

4.595% (UST + 2.222%) due 09/01/35 §	552,565	582,546
4.701% (UST + 1.951%) due 02/01/35 §	102,682	108,042
4.775% (UST + 2.250%) due 08/01/35 §	502,706	531,572
4.780% (USD LIBOR + 1.725%) due 03/01/35 §	367,803	388,052
5.500% due 01/01/20 - 06/01/41	599,031	652,391

		2,262,603

	Principal Amount	Value
Government National Mortgage Association - 1.7%

3.750% (UST + 1.500%) due 09/20/34 §	$610,789	$632,191
4.000% (UST + 1.500%) due 01/20/35 §	913,586	950,828
4.000% due 12/20/48	1,592,404	1,651,398
4.500% due 01/20/48 - 04/20/49	3,606,007	3,773,270
5.000% due 12/20/34 - 12/20/48	12,669,134	13,300,218
5.500% due 07/15/20 - 09/15/45	1,716,381	1,924,281
6.000% due 01/15/22 - 07/15/36	809,048	876,065

		23,108,251

Total Mortgage-Backed Securities (Cost $226,584,231)		228,634,505

ASSET-BACKED SECURITIES - 17.2%

Allegro CLO III Ltd (Cayman) 3.420% (USD LIBOR + 0.840%) due 07/25/27 § ~	4,320,000	4,305,328
Ally Auto Receivables Trust
2.460% due 09/15/22	405,000	405,310
2.930% due 11/15/23	565,000	568,514
Ally Master Owner Trust 3.300% due 07/17/23	1,055,000	1,075,827
American Express Credit Account Master Trust 3.070% due 10/15/24	6,695,000	6,852,881
AmeriCredit Automobile Receivables Trust
2.240% due 04/08/22	8,815,000	8,806,358
2.240% due 06/19/23	1,415,000	1,414,528
2.690% due 06/19/23	1,500,000	1,508,116
2.710% due 08/18/22	665,000	667,447
2.710% due 09/08/22	2,880,000	2,890,316
3.080% due 12/18/23	4,700,000	4,769,490
3.340% due 08/08/21	1,885,000	1,893,646
3.820% due 03/18/24	6,575,000	6,765,574
Applebee’s Funding LLC 4.194% due 06/07/49 ~	1,670,000	1,691,711
ARI Fleet Lease Trust
1.910% due 04/15/26 ~	870,144	867,866
2.550% due 10/15/26 ~	1,494,110	1,495,142
Ascentium Equipment Receivables Trust
2.290% due 06/10/21 ~	681,350	681,309
2.920% due 12/10/20 ~	471,221	472,130
Avis Budget Rental Car Funding AESOP LLC
2.500% due 07/20/21 ~	2,225,000	2,227,330
2.990% due 06/20/22 ~	995,000	1,005,881
3.350% due 09/22/25 ~	1,355,000	1,397,584
3.410% due 09/20/23 ~	1,135,000	1,155,218
3.700% due 03/20/23 ~	625,000	639,215
4.530% due 03/20/23 ~	850,000	874,467
Bayview Mortgage Fund IVc Trust 3.500% due 01/28/58 § ~	4,668,286	4,773,503
Bayview Opportunity Master Fund IVa Trust 3.500% due 06/28/57 § ~	3,997,512	4,082,725
Bayview Opportunity Master Fund IVb Trust
3.500% due 01/28/55 § ~	2,079,450	2,123,221
3.500% due 08/28/57 § ~	3,495,919	3,585,639
BlueMountain CLO Ltd (Cayman) 3.531% (USD LIBOR + 0.930%) due 07/18/27 § ~	2,385,000	2,381,569
BRE Grand Islander Timeshare Issuer LLC 3.280% due 09/26/33 ~	765,933	778,790
California Republic Auto Receivables Trust 2.510% due 02/16/21	722,313	722,164
Capital Auto Receivables Asset Trust
1.630% due 01/20/21	434,965	434,876
2.430% due 05/20/22 ~	520,000	521,865

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
2.650% due 01/20/24	$5,000,000	$5,000,623
2.700% due 09/20/22 ~	835,000	837,533
3.480% due 10/20/23 ~	585,000	593,556
3.690% due 12/20/23 ~	740,000	751,808
Carlyle Global Market Strategies CLO Ltd (Cayman) 3.592% (USD LIBOR + 1.000%) due 04/20/27 § ~	3,265,000	3,270,637
CarMax Auto Owner Trust 3.000% due 05/16/22	365,000	365,204
CBAM Ltd (Cayman) 4.009% (USD LIBOR + 1.280%) due 02/12/30 § ~	5,835,000	5,844,084
CCG Receivables Trust 1.690% due 09/14/22 ~	195,683	195,608
CNH Equipment Trust
2.400% due 02/15/23	1,300,000	1,298,943
3.010% due 04/15/24	1,495,000	1,527,898
3.470% due 10/15/25	795,000	818,147
Cole Park CLO Ltd (Cayman) 3.642% (USD LIBOR + 1.050%) due 10/20/28 § ~	2,540,000	2,536,273
Elara HGV Timeshare Issuer LLC
2.530% due 02/25/27 ~	325,317	325,127
2.690% due 03/25/30 ~	889,592	891,740
Enterprise Fleet Financing LLC 2.130% due 07/20/22 ~	337,237	336,758
Ford Credit Auto Owner Trust 3.520% due 07/15/30 ~	4,155,000	4,348,308
GM Financial Automobile Leasing Trust
2.260% due 08/20/20	455,000	454,745
2.730% due 09/20/21	1,055,000	1,055,659
3.110% due 12/20/21	1,380,000	1,387,288
3.370% due 10/20/22	3,420,000	3,439,170
3.500% due 04/20/22	775,000	784,178
3.560% due 12/20/22	2,140,000	2,181,783
GMF Floorplan Owner Revolving Trust
2.630% due 07/15/22 ~	1,750,000	1,749,548
2.700% due 04/15/24 ~	1,490,000	1,508,816
2.970% due 01/18/22 ~	4,855,000	4,867,161
Golub Capital Partners CLO (Cayman) 3.742% (USD LIBOR + 1.150%) due 10/20/28 § ~	1,495,000	1,493,238
GreatAmerica Leasing Receivables Funding LLC
2.060% due 06/22/20 ~	67,934	67,862
2.600% due 06/15/21 ~	1,330,000	1,333,964
Halcyon Loan Advisors Funding Ltd (Cayman) 4.292% (USD LIBOR + 1.700%) due 10/22/25 § ~	2,645,000	2,647,600
Hardee’s Funding LLC 4.250% due 06/20/48 ~	1,524,978	1,557,826
Hilton Grand Vacations Trust
1.770% due 11/25/26 ~	510,980	508,518
2.660% due 12/26/28 ~	357,662	359,727
2.960% due 12/26/28 ~	244,319	245,529
Hyundai Auto Receivables Trust
2.380% due 04/17/23	895,000	898,062
2.940% due 05/15/25	1,340,000	1,362,744
Madison Park Funding XVIII Ltd (Cayman) 3.782% (USD LIBOR + 1.190%) due 10/21/30 § ~	3,245,000	3,242,915
Madison Park Funding XXXVII Ltd (Cayman) 3.603% (USD LIBOR + 1.300%) due 07/15/32 § # ~	925,000	925,223
Mill City Mortgage Loan Trust 2.500% due 04/25/57 § ~	458,998	459,691

	Principal Amount	Value
MMAF Equipment Finance LLC 3.200% due 09/12/22 ~	$2,010,000	$2,036,470
MVW Owner Trust
2.150% due 04/22/30 ~	150,931	150,401
2.250% due 09/22/31 ~	571,055	569,657
2.420% due 12/20/34 ~	513,812	512,576
2.520% due 12/20/32 ~	166,602	166,365
2.750% due 12/20/34 ~	174,974	174,487
2.990% due 12/20/34 ~	472,151	468,911
Navient Private Education Refi Loan Trust
2.530% due 02/18/42 ~	1,955,535	1,958,597
2.820% due 02/15/68 ~	3,300,000	3,323,909
Navient Student Loan Trust 2.674% (USD LIBOR + 0.270%) due 02/27/68 § ~	6,399,380	6,392,209
Neuberger Berman CLO XVI-S Ltd (Cayman) 3.447% (USD LIBOR + 0.850%) due 01/15/28 § ~	3,250,000	3,241,781
OCP CLO Ltd (Cayman)
3.406% (USD LIBOR + 0.820%) due 10/26/27 § ~	4,900,000	4,891,043
3.712% (USD LIBOR + 1.120%) due 07/20/29 § ~	4,175,000	4,169,117
OZLM VIII Ltd (Cayman) 3.758% (USD LIBOR + 1.170%) due 10/17/29 § ~	1,610,000	1,609,897
Planet Fitness Master Issuer LLC 4.262% due 09/05/48 ~	1,950,263	2,013,956
Santander Drive Auto Receivables Trust
2.100% due 06/15/21	12,875	12,871
2.190% due 03/15/22	1,863,950	1,862,167
2.580% due 05/16/22	380,000	379,969
2.790% due 01/16/24	1,115,000	1,125,262
2.960% due 03/15/24	7,720,000	7,761,006
3.210% due 09/15/23	1,680,000	1,707,963
3.270% due 01/17/23	455,000	458,657
3.350% due 07/17/23	835,000	843,160
3.520% due 12/15/22	1,275,000	1,286,277
3.530% due 08/16/21	1,465,000	1,470,580
3.650% due 12/15/21	1,370,994	1,376,286
4.020% due 04/15/22	1,905,000	1,927,960
4.020% due 09/15/22 ~	1,235,000	1,238,950
4.500% due 06/17/23 ~	1,070,000	1,077,083
Santander Retail Auto Lease Trust
2.770% due 06/20/22 ~	1,520,000	1,542,933
2.960% due 11/21/22 ~	1,115,000	1,121,187
Sierra Timeshare Conduit Receivables Funding LLC 2.910% due 03/20/34 ~	276,333	279,359
Sierra Timeshare Receivables Funding LLC
2.300% due 10/20/31 ~	325,244	325,034
2.330% due 07/20/33 ~	283,646	282,719
2.400% due 03/22/32 ~	579,342	578,177
2.430% due 06/20/32 ~	321,241	320,291
2.430% due 10/20/33 ~	1,128,880	1,125,800
2.580% due 09/20/32 ~	380,018	379,915
SLM Student Loan Trust
2.804% (USD LIBOR + 0.400%) due 03/25/25 §	2,663,881	2,587,975
3.230% (USD LIBOR + 0.650%) due 01/25/22 §	2,627,725	2,592,292
4.080% (USD LIBOR + 1.500%) due 04/25/23 §	342,655	346,698
4.280% (USD LIBOR + 1.700%) due 07/25/23 §	446,506	452,165
SMB Private Education Loan Trust
3.114% (USD LIBOR + 0.720%) due 01/15/37 § ~	4,015,000	4,006,809

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
3.394% (USD LIBOR + 1.000%) due 06/15/27 § ~	$1,038,949	$1,044,415
3.894% (USD LIBOR + 1.500%) due 04/15/32 § ~	2,250,000	2,284,002
Synchrony Card Funding LLC 2.340% due 06/16/25	3,455,000	3,467,089
Synchrony Credit Card Master Note Trust 2.640% due 03/15/23	3,545,000	3,545,482
Towd Point Mortgage Trust
2.750% due 02/25/55 § ~	388,234	390,599
2.750% due 08/25/55 § ~	632,464	636,482
3.000% due 02/25/55 § ~	538,988	541,979
3.250% due 07/25/58 § ~	2,807,362	2,863,439
3.750% due 05/25/58 § ~	1,130,276	1,178,749
Toyota Auto Receivables Owner Trust 3.000% due 05/15/24	8,360,000	8,600,703
Verizon Owner Trust
2.530% due 04/20/22 ~	2,075,000	2,080,378
2.650% due 09/20/21 ~	865,000	866,928
Volvo Financial Equipment Master Owner Trust 2.894% (USD LIBOR + 0.500%) due 11/15/22 § ~	830,000	832,848

Total Asset-Backed Securities (Cost $232,309,410)		233,791,048

U.S. GOVERNMENT AGENCY ISSUE - 0.6%

Federal Home Loan Bank 2.625% due 05/28/20	7,925,000	7,969,066

Total U.S. Government Agency Issue (Cost $7,923,700)		7,969,066

U.S. TREASURY OBLIGATIONS - 12.2%

U.S. Treasury Notes - 12.2%

1.750% due 06/15/22	14,130,000	14,146,283
2.125% due 05/15/22	4,755,000	4,807,194
2.250% due 04/15/22	12,120,000	12,288,070
2.375% due 03/15/22	42,430,000	43,176,669
2.500% due 12/31/20 ‡	30,570,000	30,865,550
2.625% due 12/15/21	16,340,000	16,695,523
2.625% due 12/31/23	28,430,000	29,490,572
2.875% due 10/15/21	14,820,000	15,193,973

		166,663,834

Total U.S. Treasury Obligations (Cost $164,011,321)		166,663,834

MUNICIPAL BONDS - 0.2%

State Board of Administration Finance Corp FL ‘A’ 2.163% due 07/01/19	2,230,000	2,230,000

Total Municipal Bonds (Cost $2,230,000)		2,230,000

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.1%

Repurchase Agreement - 2.1%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $28,553,154; collateralized by U.S. Treasury Notes: 1.750% due 06/15/22 and value $29,124,747)	$28,551,964	$28,551,964

Total Short-Term Investment (Cost $28,551,964)		28,551,964

TOTAL INVESTMENTS - 101.6% (Cost $1,368,168,961)		1,381,033,763

DERIVATIVES - 0.1%
(See Note (c) in Notes to Schedule of Investments)		1,172,035

OTHER ASSETS & LIABILITIES, NET - (1.7%)		(23,191,614)

NET ASSETS - 100.0%		$1,359,014,184

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	52.5%
Asset-Backed Securities	17.2%
Mortgage-Backed Securities	16.8%
U.S. Treasury Obligations	12.2%
Others (each less than 3.0%)	2.9%

	101.6%
Derivatives	0.1%
Other Assets & Liabilities, Net	(1.7%	)

	100.0%

(b)	As of June 30, 2019, an investment with a value of $840,060 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(c)	Open futures contracts outstanding as of June 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	09/19	1,870	$400,165,231	$402,386,017	$2,220,786
U.S. Treasury Ultra 10-Year Notes	09/19	25	3,360,973	3,453,125	92,152

					2,312,938

Short Futures Outstanding
U.S. Treasury 5-Year Notes	09/19	185	21,589,921	21,858,907	(268,986)
U.S. Treasury 10-Year Notes	09/19	316	39,566,208	40,438,125	(871,917)

					(1,140,903)

Total Futures Contracts					$1,172,035

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$713,193,346	$-	$713,193,346	$-
	Mortgage-Backed Securities	228,634,505	-	228,634,505	-
	Asset-Backed Securities	233,791,048	-	233,791,048	-
	U.S. Government Agency Issue	7,969,066	-	7,969,066	-
	U.S. Treasury Obligations	166,663,834	-	166,663,834	-
	Municipal Bonds	2,230,000	-	2,230,000	-
	Short-Term Investment	28,551,964	-	28,551,964	-
	Derivatives:
	Interest Rate Contracts
	Futures	2,312,938	2,312,938	-	-

	Total Assets	1,383,346,701	2,312,938	1,381,033,763	-

Liabilities
	Derivatives:
	Interest Rate Contracts
	Futures	(1,140,903)	(1,140,903)	-	-

	Total Liabilities	(1,140,903)	(1,140,903)	-	-

	Total	$1,382,205,798	$1,172,035	$1,381,033,763	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 22.5%

Argentina - 0.2%

Rio Energy SA 6.875% due 02/01/25 ~	$1,400,000	$1,068,214
YPF SA 8.500% due 07/28/25 ~	770,000	773,142

		1,841,356

Azerbaijan - 0.7%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	2,900,000	3,369,615
State Oil Co of the Azerbaijan Republic
4.750% due 03/13/23 ~	200,000	208,600
6.950% due 03/18/30 ~	1,460,000	1,732,041

		5,310,256

Bahrain - 0.1%

The Oil and Gas Holding Co BSCC 8.375% due 11/07/28 ~	960,000	1,070,919

Brazil - 2.5%

Banco do Brasil SA 4.625% due 01/15/25 ~	1,430,000	1,485,412
Gol Finance Inc 7.000% due 01/31/25 ~	1,400,000	1,372,000
NBM US Holdings Inc 7.000% due 05/14/26 ~	1,190,000	1,255,748
Petrobras Global Finance BV
6.850% due 06/05/15	2,700,000	2,805,732
6.875% due 01/20/40	2,160,000	2,350,080
8.750% due 05/23/26	2,710,000	3,351,918
Rumo Luxembourg SARL 5.875% due 01/18/25 ~	1,420,000	1,510,028
Vale Overseas Ltd
6.875% due 11/21/36	1,750,000	2,110,937
6.875% due 11/10/39	1,770,000	2,133,204
Votorantim Cimentos International SA 7.250% due 04/05/41 ~	670,000	800,650

		19,175,709

Chile - 1.4%

Banco del Estado de Chile 3.875% due 02/08/22 ~	480,000	499,170
Corp Nacional del Cobre de Chile
4.250% due 07/17/42 ~	753,000	788,422
4.375% due 02/05/49 ~	1,223,000	1,300,795
4.500% due 08/01/47 ~	799,000	864,630
4.875% due 11/04/44 ~	1,915,000	2,185,521
5.625% due 10/18/43 ~	1,451,000	1,811,418
Empresa Nacional del Petroleo
3.750% due 08/05/26 ~	870,000	892,817
4.500% due 09/14/47 ~	1,229,000	1,261,261
VTR Finance BV 6.875% due 01/15/24 ~	1,559,000	1,619,411

		11,223,445

China - 1.8%

Amber Circle Funding Ltd 3.250% due 12/04/22 ~	1,910,000	1,940,489
Central China Real Estate Ltd 8.750% due 01/23/21 ~	405,000	420,796
China Evergrande Group 7.500% due 06/28/23 ~	1,280,000	1,150,219
China SCE Group Holdings Ltd 5.875% due 03/10/22 ~	835,000	824,713
CIFI Holdings Group Co Ltd 6.875% due 04/23/21 ~	720,000	737,660

	Principal Amount	Value
Country Garden Holdings Co Ltd 4.750% due 01/17/23 ~	$820,000	$804,109
Logan Property Holdings Co Ltd 5.250% due 02/23/23 ~	820,000	783,607
Scenery Journey Ltd 11.000% due 11/06/20 ~	775,000	806,830
Sinochem Overseas Capital Co Ltd
4.500% due 11/12/20 ~	1,546,000	1,586,188
6.300% due 11/12/40 ~	635,000	844,978
Sinopec Group Overseas Development 2012 Ltd 4.875% due 05/17/42 ~	680,000	791,693
Sunac China Holdings Ltd 7.950% due 08/08/22 ~	1,295,000	1,321,754
Times China Holdings Ltd 6.250% due 01/17/21 ~	810,000	816,088
Yuzhou Properties Co Ltd 6.375% due 03/06/21 ~	1,325,000	1,334,304

		14,163,428

Colombia - 0.8%

Banco de Bogota SA 6.250% due 05/12/26 ~	700,000	774,382
Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP 3,198,000,000	1,041,004
Millicom International Cellular SA
5.125% due 01/15/28 ~	$1,460,000	1,485,550
6.000% due 03/15/25 ~	1,455,000	1,515,746
6.250% due 03/25/29 ~	400,000	430,244
6.625% due 10/15/26 ~	878,000	958,030

		6,204,956

Costa Rica - 0.1%

Banco Nacional de Costa Rica 6.250% due 11/01/23 ~	1,050,000	1,101,896

Ecuador - 0.0%

EP PetroEcuador via Noble Sovereign Funding I Ltd 7.963% (USD LIBOR + 5.630%) due 09/24/19 § ~	182,105	183,699

Georgia - 0.2%

Georgian Railway JSC 7.750% due 07/11/22 ~	930,000	1,013,203
TBC Bank JSC 5.750% due 06/19/24 ~	400,000	398,500

		1,411,703

India - 0.2%

Bharti Airtel Ltd 4.375% due 06/10/25 ~	1,565,000	1,583,445

Indonesia - 1.5%

P.T. Indonesia Asahan Aluminium Persero
5.710% due 11/15/23 ~	978,000	1,073,952
6.757% due 11/15/48 ~	646,000	795,326
P.T. Pertamina Persero
6.000% due 05/03/42 ~	3,872,000	4,463,659
6.500% due 11/07/48 ~	611,000	756,794
P.T. Perusahaan Listrik Negara
5.250% due 05/15/47 ~	633,000	669,544
5.500% due 11/22/21 ~	2,181,000	2,314,041
6.150% due 05/21/48 ~	1,318,000	1,568,945

		11,642,261

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Ireland - 0.2%

C&W Senior Financing DAC 7.500% due 10/15/26 ~	$1,630,000	$1,703,350

Jamaica - 0.1%

Digicel Ltd 6.000% due 04/15/21 ~	1,500,000	1,147,500

Kazakhstan - 1.0%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	2,277,000	2,317,462
Halyk Savings Bank of Kazakhstan JSC 5.500% due 12/21/22 ~	728,962	735,449
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	1,991,000	2,479,838
KazMunayGas National Co JSC 5.375% due 04/24/30 ~	1,277,000	1,417,888
6.375% due 10/24/48 ~	657,000	784,786

		7,735,423

Luxembourg - 0.4%

Altice Financing SA 7.500% due 05/15/26 ~	2,990,000	3,012,724

Malaysia - 0.1%

Petronas Capital Ltd 7.875% due 05/22/22 ~	460,000	527,215

Mexico - 3.3%

Axtel SAB de CV 6.375% due 11/14/24 ~	1,325,000	1,354,826
BBVA Bancomer SA 5.125% due 01/18/33 ~	2,830,000	2,733,780
Cemex SAB de CV 7.750% due 04/16/26 ~	1,460,000	1,609,665
Comision Federal de Electricidad 4.875% due 01/15/24 ~	1,060,000	1,098,966
5.750% due 02/14/42 ~	1,345,000	1,422,687
8.180% due 12/23/27 ~	MXN 8,220,000	383,297
Mexichem SAB de CV 6.750% due 09/19/42 ~	$1,205,000	1,385,750
Petroleos Mexicanos 5.500% due 06/27/44	399,000	320,497
5.625% due 01/23/46	3,110,000	2,520,655
6.000% due 03/05/20	490,000	496,738
6.350% due 02/12/48	1,950,000	1,681,387
6.375% due 01/23/45	475,000	410,281
6.500% due 06/02/41	1,121,000	997,129
6.750% due 09/21/47	5,005,000	4,469,465
6.875% due 08/04/26	1,880,000	1,904,440
7.190% due 09/12/24 ~	MXN 33,000,000	1,436,256
Trust F REIT 6.390% due 01/15/50 ~	$1,400,000	1,438,500

		25,664,319

Morocco - 0.2%

OCP SA 6.875% due 04/25/44 ~	1,215,000	1,396,244

Oman - 0.1%

Oztel Holdings SPC Ltd 6.625% due 04/24/28 ~	400,000	393,454

	Principal Amount	Value

Pakistan - 0.5%

The Second Pakistan International Sukuk Co Ltd 6.750% due 12/03/19 ~	$1,840,000	$1,856,376
The Third Pakistan International Sukuk Co Ltd 5.500% due 10/13/21 ~	689,000	696,659
5.625% due 12/05/22 ~	1,036,000	1,048,137

		3,601,172

Peru - 0.4%

Banco de Credito del Peru 4.850% due 10/30/20 ~	PEN 3,821,000	1,167,721
Nexa Resources SA 5.375% due 05/04/27 ~	$810,000	854,348
Patrimonio EN Fideicomiso DS 093-2002-EF-Inretail Shopping Malls 5.750% due 04/03/28 ~	400,000	428,500
Petroleos del Peru SA 5.625% due 06/19/47 ~	867,000	988,380

		3,438,949

Philippines - 0.3%

Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	1,725,000	2,109,742

Russia - 0.3%

Koks OAO 7.500% due 05/04/22 ~	180,000	187,519
Russian Railways 5.700% due 04/05/22 ~	778,000	821,590
SCF Capital Designated Activity Co 5.375% due 06/16/23 ~	1,494,000	1,550,123

		2,559,232

Saudi Arabia - 0.4%

Acwa Power Management & Investments One Ltd 5.950% due 12/15/39 ~	985,000	1,024,449
Saudi Arabian Oil Co 4.250% due 04/16/39 ~	1,751,000	1,774,416

		2,798,865

Singapore - 0.3%

Puma International Financing SA 5.125% due 10/06/24 ~	2,805,000	2,604,327

South Africa - 1.1%

Absa Group Ltd 6.250% due 04/25/28 ~	1,325,000	1,378,908
Eskom Holdings SOC Ltd 5.750% due 01/26/21 ~	1,501,000	1,517,301
6.750% due 08/06/23 ~	1,143,000	1,200,033
7.125% due 02/11/25 ~	2,517,000	2,644,785
8.450% due 08/10/28 ~	508,000	574,088
Gold Fields Orogen Holdings BVI Ltd 6.125% due 05/15/29 ~	810,000	891,000
Liquid Telecommunications Financing PLC 8.500% due 07/13/22 ~	570,000	571,944

		8,778,059

Turkey - 0.3%

Akbank TAS 5.000% due 10/24/22 ~	464,000	448,140
QNB Finansbank AS 6.875% due 09/07/24 ~	670,000	686,985

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Turkiye Is Bankasi AS 5.375% due 10/06/21 ~	$850,000	$824,136

		1,959,261

Ukraine - 0.6%

Metinvest BV 7.750% due 04/23/23 ~	850,000	880,897
8.500% due 04/23/26 ~	805,000	838,885
MHP Lux SA 6.950% due 04/03/26 ~	645,000	655,138
MHP SE 7.750% due 05/10/24 ~	870,000	927,977
Ukraine Railways 9.875% due 09/15/21 ~	336,500	344,954
Ukreximbank 9.750% due 01/22/25 ~	871,000	913,365

		4,561,216

United Kingdom - 0.8%

Standard Chartered Bank 6.625% due 05/17/33 ~	IDR 13,600,000,000	877,853
7.000% due 05/24/27 ~	34,179,000,000	2,368,266
8.250% due 05/19/36 ~	10,824,000,000	809,442
8.375% due 03/19/24 ~	4,364,000,000	326,350
8.375% due 03/17/34 ~	9,864,000,000	743,597
9.000% due 03/20/29 ~	3,534,000,000	276,829
10.500% due 08/19/30 ~	2,589,000,000	223,806
11.000% due 09/17/25 ~	8,000,000,000	676,029
12.800% due 06/17/21 ~	2,295,000,000	180,187

		6,482,359

Venezuela - 2.6%

Petroleos de Venezuela SA 5.375% due 04/12/27 * Y ~	$1,432,000	229,120
8.500% due 10/27/20 Y ~	21,468,500	18,892,280
9.000% due 11/17/21 * Y ~	1,780,581	427,339
9.750% due 05/17/35 * Y ~	2,733,498	683,375
12.750% due 02/17/22 * Y ~	1,152,000	288,000

		20,520,114

Total Corporate Bonds & Notes (Cost $169,266,660)		175,906,598

SENIOR LOAN NOTES - 0.5%

United Arab Emirates - 0.5%

Dubai World Term B1 2.125% Cash or 1.750% PIK due 09/30/22	4,233,705	4,011,435

Total Senior Loan Notes (Cost $3,902,650)		4,011,435

FOREIGN GOVERNMENT BONDS & NOTES - 72.7%

Angola - 0.6%

Angolan Government 8.250% due 05/09/28 ~	1,068,000	1,146,122
9.375% due 05/08/48 ~	1,934,000	2,137,119
9.500% due 11/12/25 ~	1,380,000	1,586,151

		4,869,392

Argentina - 3.0%

Argentina Bonar 52.006% (ARS Deposit + 2.000%) due 04/03/22 §	ARS 26,733,361	551,506
53.892% (ARS Deposit + 3.250%) due 03/01/20 §	23,200,000	540,723

	Principal Amount	Value
Argentina POM Politica Monetaria 63.705% (ARS Reference + 0.000%) due 06/21/20 §	ARS 154,958,348	$3,573,219
Argentine Republic Government 3.750% due 12/31/38 §	$4,466,197	2,623,935
5.875% due 01/11/28	2,285,000	1,743,741
6.875% due 04/22/21	1,990,000	1,752,195
6.875% due 01/11/48	6,783,000	5,044,924
7.500% due 04/22/26	2,705,000	2,283,047
7.625% due 04/22/46	3,257,000	2,590,129
8.280% due 12/31/33	1,721,202	1,432,763
Autonomous City of Buenos Aires Argentina 52.674% (ARS Deposit + 3.250%) due 03/29/24 §	ARS 38,443,275	737,566
Provincia de Buenos Aires 54.501% (ARS Deposit + 3.750%) due 04/12/25 § ~	46,396,000	868,579

		23,742,327

Bahrain - 0.7%

Bahrain Government 7.000% due 10/12/28 ~	$2,325,000	2,510,168
7.500% due 09/20/47 ~	2,459,000	2,610,671

		5,120,839

Belarus - 1.3%

Republic of Belarus 6.200% due 02/28/30 ~	1,923,000	2,063,836
6.875% due 02/28/23 ~	4,402,000	4,747,293
7.625% due 06/29/27 ~	3,147,000	3,595,841

		10,406,970

Brazil - 9.9%

Brazil Letras do Tesouro Nacional 6.025% due 07/01/21	BRL 146,422,000	33,909,565
6.271% due 01/01/22	5,150,000	1,151,310
6.815% due 07/01/23	39,842,000	7,967,539
Brazil Notas do Tesouro Nacional ‘F’ 10.000% due 01/01/27	57,389,000	17,167,978
10.000% due 01/01/29	18,030,000	5,482,478
Brazilian Government 2.625% due 01/05/23	$1,280,000	1,271,360
4.250% due 01/07/25	1,734,000	1,829,509
4.625% due 01/13/28	1,767,000	1,856,675
5.000% due 01/27/45	1,577,000	1,560,260
5.625% due 01/07/41	581,000	623,634
5.625% due 02/21/47	1,004,000	1,071,654
6.000% due 04/07/26	1,027,000	1,183,782
7.125% due 01/20/37	984,000	1,220,170
8.250% due 01/20/34	689,000	921,544

		77,217,458

Chile - 0.5%

Bonos de la Tesoreria de la Republica 1.500% due 03/01/26 ^	CLP 1,977,582,170	3,105,590
2.000% due 03/01/35 ^	194,972,890	334,750
Chile Government 3.240% due 02/06/28	$500,000	525,317

		3,965,657

China - 1.2%

China Government 3.290% due 05/23/29	CNY 63,690,000	9,337,722

Colombia - 2.8%

Colombia Government 3.875% due 04/25/27	$1,309,000	1,366,923
4.000% due 02/26/24	1,180,000	1,236,345
5.000% due 06/15/45	1,180,000	1,305,080

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
5.625% due 02/26/44	$1,549,000	$1,838,082
6.125% due 01/18/41	1,817,000	2,253,098
7.375% due 09/18/37	1,120,000	1,527,411
8.125% due 05/21/24	1,535,000	1,892,272
Colombian TES 4.750% due 02/23/23 ^	COP 7,936,707,369	2,713,178
6.250% due 11/26/25	1,327,100,000	429,343
7.250% due 10/18/34	1,649,000,000	556,279
7.500% due 08/26/26	6,465,300,000	2,232,135
7.750% due 09/18/30	8,337,700,000	2,931,199
10.000% due 07/24/24	4,880,200,000	1,842,049

		22,123,394

Costa Rica - 0.1%

Costa Rica Government REGS 5.625% due 04/30/43 ~	$660,000	573,382

Croatia - 1.0%

Croatia Government 6.000% due 01/26/24 ~	2,790,000	3,204,108
6.375% due 03/24/21 ~	1,934,000	2,056,817
6.625% due 07/14/20 ~	2,255,000	2,345,270

		7,606,195

Dominican Republic - 2.0%

Dominican Republic 5.500% due 01/27/25 ~	2,740,000	2,921,552
5.875% due 04/18/24 ~	1,779,000	1,908,244
6.000% due 07/19/28 ~	540,000	584,555
6.600% due 01/28/24 ~	1,125,000	1,250,168
6.850% due 01/27/45 ~	2,610,000	2,862,544
6.875% due 01/29/26 ~	2,770,000	3,137,053
7.450% due 04/30/44 ~	1,320,000	1,534,513
7.500% due 05/06/21 ~	673,333	710,367
9.750% due 06/05/26 ~	DOP 15,250,000	306,248

		15,215,244

Ecuador - 5.5%

Ecuador Government 7.875% due 01/23/28 ~	$3,677,000	3,649,459
7.950% due 06/20/24 ~	3,332,000	3,502,799
8.750% due 06/02/23 ~	4,044,000	4,428,220
8.875% due 10/23/27 ~	4,741,000	4,948,466
9.625% due 06/02/27 ~	3,270,000	3,535,720
9.650% due 12/13/26 ~	7,539,000	8,179,891
10.500% due 03/24/20 ~	1,796,000	1,879,083
10.750% due 03/28/22 ~	5,758,000	6,485,005
10.750% due 01/31/29 ~	5,573,000	6,304,512

		42,913,155

Egypt - 1.3%

Egypt Government 6.588% due 02/21/28 ~	2,373,000	2,400,159
7.500% due 01/31/27 ~	1,401,000	1,497,885
7.600% due 03/01/29 ~	800,000	845,822
7.903% due 02/21/48 ~	2,888,000	2,934,349
8.500% due 01/31/47 ~	2,330,000	2,475,611
8.700% due 03/01/49 ~	300,000	323,523

		10,477,349

El Salvador - 1.0%

El Salvador Government 5.875% due 01/30/25 ~	938,000	938,009
6.375% due 01/18/27 ~	987,000	988,244
7.375% due 12/01/19 ~	510,000	516,061
7.625% due 02/01/41 ~	1,775,000	1,877,062
7.650% due 06/15/35 ~	510,000	532,318
8.250% due 04/10/32 ~	1,029,000	1,135,769
8.625% due 02/28/29 ~	1,580,000	1,803,191

		7,790,654

	Principal Amount	Value
Gabon - 0.4%

Gabon Government 6.375% due 12/12/24 ~	$3,197,300	$3,176,198

Georgia - 0.2%

Georgia Government 6.875% due 04/12/21 ~	1,300,000	1,373,342

Ghana - 0.8%

Ghana Government 7.625% due 05/16/29 ~	1,049,000	1,069,000
7.875% due 03/26/27 ~	692,000	730,060
8.125% due 01/18/26 ~	570,000	614,865
8.125% due 03/26/32 ~	950,000	967,618
8.627% due 06/16/49 ~	1,770,000	1,789,514
8.950% due 03/26/51 ~	650,000	674,708

		5,845,765

Hungary - 1.3%

Hungary Government 5.375% due 02/21/23	3,114,000	3,431,052
5.375% due 03/25/24	1,688,000	1,907,018
5.750% due 11/22/23	2,846,000	3,230,876
6.750% due 10/22/28	HUF 219,260,000	1,050,270
7.625% due 03/29/41	$422,000	678,597

		10,297,813

India - 2.3%

Export-Import Bank of India 3.375% due 08/05/26 ~	680,000	682,130
4.000% due 01/14/23 ~	1,180,000	1,220,975
India Government 7.170% due 01/08/28	INR 300,000,000	4,406,132
7.370% due 04/16/23	509,270,000	7,584,837
7.590% due 01/11/26	150,000,000	2,241,824
7.720% due 05/25/25	145,000,000	2,185,267

		18,321,165

Indonesia - 4.3%

Indonesia Government 4.750% due 07/18/47 ~	$842,000	911,760
5.125% due 01/15/45 ~	2,328,000	2,627,181
5.250% due 01/17/42 ~	863,000	985,179
5.250% due 01/08/47 ~	1,332,000	1,540,346
5.950% due 01/08/46 ~	1,029,000	1,293,048
Indonesia Treasury 5.625% due 05/15/23	IDR 71,379,000,000	4,832,771
6.125% due 05/15/28	46,292,000,000	3,020,693
6.625% due 05/15/33	24,564,000,000	1,585,558
7.000% due 05/15/27	10,997,000,000	761,983
7.500% due 08/15/32	20,533,000,000	1,414,898
7.500% due 05/15/38	2,751,000,000	187,004
8.250% due 07/15/21	18,773,000,000	1,361,493
8.250% due 05/15/29	33,477,000,000	2,517,736
8.250% due 05/15/36	15,719,000,000	1,175,501
8.375% due 03/15/24	48,397,000,000	3,619,238
8.375% due 09/15/26	50,295,000,000	3,790,115
Perusahaan Penerbit SBSN Indonesia III 4.325% due 05/28/25 ~	$680,000	720,576
4.550% due 03/29/26 ~	1,199,000	1,283,685

		33,628,765

Iraq - 0.1%

Iraq Government 5.800% due 01/15/28 ~	500,000	493,568

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value

Ivory Coast - 0.8%

Ivory Coast Government 5.750% due 12/31/32 ~	$5,461,280	$5,320,870
6.375% due 03/03/28 ~	720,000	714,448

		6,035,318

Jamaica - 0.2%

Jamaica Government 6.750% due 04/28/28	580,000	660,481
7.875% due 07/28/45	910,000	1,126,134

		1,786,615

Jordan - 0.1%

Jordan Government 5.750% due 01/31/27 ~	800,000	812,147

Kazakhstan - 0.2%

Kazakhstan Government 6.500% due 07/21/45 ~	1,260,000	1,747,471

Kenya - 0.4%

Kenya Government 7.000% due 05/22/27 ~	600,000	627,750
8.000% due 05/22/32 ~	1,235,000	1,307,423
8.250% due 02/28/48 ~	1,238,000	1,291,989

		3,227,162

Lebanon - 2.0%

Lebanon Government 5.450% due 11/28/19 ~	1,757,000	1,744,185
6.000% due 01/27/23 ~	564,000	475,783
6.100% due 10/04/22 ~	4,874,000	4,162,591
6.375% due 03/09/20	1,590,000	1,559,752
6.600% due 11/27/26 ~	939,000	747,339
6.850% due 03/23/27 ~	1,285,000	1,019,486
7.000% due 03/23/32 ~	1,564,000	1,226,207
7.250% due 03/23/37 ~	534,000	413,365
8.250% due 04/12/21 ~	4,213,000	3,985,692

		15,334,400

Malaysia - 2.1%

Malaysia Government 3.478% due 06/14/24	MYR 11,385,000	2,760,920
3.659% due 10/15/20	30,605,000	7,445,697
3.733% due 06/15/28	3,296,000	803,156
3.844% due 04/15/33	553,000	132,764
3.882% due 03/10/22	1,170,000	287,215
3.885% due 08/15/29	2,084,000	515,091
3.899% due 11/16/27	569,000	140,143
3.900% due 11/30/26	3,159,000	778,898
3.906% due 07/15/26	3,262,000	806,707
4.181% due 07/15/24	1,281,000	320,011
4.232% due 06/30/31	1,769,000	445,534
4.498% due 04/15/30	3,533,000	911,579
4.642% due 11/07/33	1,166,000	303,854
Wakala Global Sukuk Bhd 4.646% due 07/06/21	$865,000	904,357

		16,555,926

Mexico - 1.3%

Mexican Bonos 6.500% due 06/09/22	MXN 60,880,000	3,093,108
7.500% due 06/03/27	10,140,000	527,795
8.500% due 05/31/29	10,470,000	580,522
10.000% due 12/05/24	22,490,000	1,308,105
Mexico Government 4.350% due 01/15/47	$745,000	740,351
4.750% due 03/08/44	774,000	809,991

	Principal Amount	Value
5.550% due 01/21/45	$928,000	$1,083,440
5.750% due 10/12/10	1,026,000	1,123,480
6.050% due 01/11/40	570,000	681,720

		9,948,512

Mongolia - 0.1%

Development Bank of Mongolia LLC 7.250% due 10/23/23 ~	493,000	514,673
Mongolia Government 5.625% due 05/01/23 ~	433,000	441,368

		956,041

Morocco - 0.3%

Morocco Government 4.250% due 12/11/22 ~	1,730,000	1,810,012
5.500% due 12/11/42 ~	333,000	379,929

		2,189,941

Nigeria - 0.6%

Nigeria Government 6.500% due 11/28/27 ~	1,567,000	1,572,848
7.625% due 11/28/47 ~	1,030,000	1,029,300
7.696% due 02/23/38 ~	951,000	967,262
9.248% due 01/21/49 ~	620,000	703,435

		4,272,845

Oman - 0.7%

Oman Government 4.750% due 06/15/26 ~	207,000	191,918
6.500% due 03/08/47 ~	3,388,000	2,936,332
6.750% due 01/17/48 ~	2,701,000	2,390,296

		5,518,546

Pakistan - 1.0%

Pakistan Government 6.875% due 12/05/27 ~	3,365,000	3,407,063
8.250% due 04/15/24 ~	2,824,000	3,094,906
8.250% due 09/30/25 ~	1,368,000	1,503,090

		8,005,059

Panama - 0.9%

Panama Government 4.000% due 09/22/24	730,000	777,822
4.300% due 04/29/53	1,380,000	1,521,464
4.500% due 05/15/47	670,000	758,614
6.700% due 01/26/36	1,264,000	1,725,373
7.125% due 01/29/26	335,000	417,594
8.875% due 09/30/27	710,000	1,007,320
9.375% due 04/01/29	733,000	1,102,256

		7,310,443

Paraguay - 0.2%

Paraguay Government 4.625% due 01/25/23 ~	860,000	905,589
4.700% due 03/27/27 ~	530,000	575,386

		1,480,975

Peru - 2.2%

Fondo MIVIVIENDA SA 7.000% due 02/14/24 ~	PEN 2,074,000	682,610
Peru Government 5.400% due 08/12/34 ~	694,000	215,528
5.940% due 02/12/29 ~	3,312,000	1,096,768
6.150% due 08/12/32 ~	1,721,000	574,037
Peruvian Government 5.625% due 11/18/50	$3,144,000	4,338,752
6.900% due 08/12/37 ~	PEN 8,123,000	2,885,150
7.350% due 07/21/25	$2,447,000	3,129,713
8.750% due 11/21/33	2,452,000	3,966,110

		16,888,668

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Philippines - 1.1%

Philippine Government 3.900% due 11/26/22	PHP 19,000,000	$364,009
4.950% due 01/15/21	9,000,000	177,066
6.250% due 01/14/36	8,000,000	178,003
6.375% due 10/23/34	$1,289,000	1,799,317
7.750% due 01/14/31	1,570,000	2,317,417
9.500% due 02/02/30	1,765,000	2,826,857
10.625% due 03/16/25	760,000	1,089,790

		8,752,459

Poland - 0.1%

Republic of Poland Government 2.750% due 04/28/28	PLN 3,920,000	1,083,246

Qatar - 0.9%

Qatar Government 4.000% due 03/14/29 ~	$1,898,000	2,048,695
4.817% due 03/14/49 ~	2,188,000	2,513,126
5.103% due 04/23/48 ~	2,228,000	2,659,675

		7,221,496

Romania - 0.5%

Romanian Government 4.375% due 08/22/23 ~	3,112,000	3,305,691
6.125% due 01/22/44 ~	290,000	368,904

		3,674,595

Russia - 2.4%

Russian Federal 4.250% due 06/23/27 ~	800,000	827,259
4.375% due 03/21/29 ~	1,600,000	1,661,115
5.250% due 06/23/47 ~	2,000,000	2,213,090
7.050% due 01/19/28	RUB 139,655,000	2,180,218
7.400% due 12/07/22	21,907,000	349,906
7.500% due 08/18/21	311,483,000	4,971,513
7.700% due 03/23/33	31,218,000	506,609
7.750% due 09/16/26	204,718,000	3,328,063
8.500% due 09/17/31	139,018,000	2,401,544

		18,439,317

Saudi Arabia - 0.8%

Saudi Government 4.375% due 04/16/29 ~	$890,000	963,540
5.000% due 04/17/49 ~	2,289,000	2,512,269
5.250% due 01/16/50 ~	2,525,000	2,877,338

		6,353,147

Senegal - 0.3%

Senegal Government 6.250% due 05/23/33 ~	1,290,000	1,251,052
6.750% due 03/13/48 ~	819,000	771,315

		2,022,367

South Africa - 3.1%

Republic of South Africa Government 4.300% due 10/12/28	3,580,000	3,523,525
4.875% due 04/14/26	1,390,000	1,440,734
5.000% due 10/12/46	1,430,000	1,381,660
5.650% due 09/27/47	2,180,000	2,240,996
5.875% due 06/22/30	602,000	654,225
8.000% due 01/31/30	ZAR 32,322,537	2,168,998
8.250% due 03/31/32	35,385,000	2,343,281
8.750% due 01/31/44	38,309,538	2,480,664
8.750% due 02/28/48	49,746,689	3,185,060
8.875% due 02/28/35	54,192,000	3,674,107
9.000% due 01/31/40	20,700,000	1,386,297

		24,479,547

	Principal Amount	Value
Sri Lanka - 0.6%

Sri Lanka Government 6.200% due 05/11/27 ~	$1,156,000	$1,098,217
6.750% due 04/18/28 ~	200,000	193,757
6.825% due 07/18/26 ~	646,000	645,341
7.550% due 03/28/30 ~	1,320,000	1,323,512
7.850% due 03/14/29 ~	1,512,000	1,562,777

		4,823,604

Suriname - 0.1%

Republic of Suriname 9.250% due 10/26/26 ~	1,161,000	1,085,535

Thailand - 2.0%

Thailand Government 1.875% due 06/17/22	THB 186,318,000	6,095,168
2.000% due 12/17/22	4,000	131
2.125% due 12/17/26	11,257,000	370,691
2.400% due 12/17/23	46,100,000	1,539,574
2.875% due 12/17/28	34,032,000	1,181,388
2.875% due 06/17/46	4,297,000	140,752
3.300% due 06/17/38	43,824,000	1,611,219
3.400% due 06/17/36	43,936,000	1,635,007
3.600% due 06/17/67	22,550,000	797,512
3.775% due 06/25/32	65,566,000	2,479,962

		15,851,404

Turkey - 1.7%

Turkey Government 3.000% due 02/23/22 ^	TRY 2,608,287	439,632
3.250% due 03/23/23	$700,000	639,054
4.875% due 04/16/43	1,774,000	1,384,974
5.625% due 03/30/21	352,000	357,625
5.750% due 03/22/24	970,000	948,431
5.750% due 05/11/47	1,993,000	1,675,702
6.000% due 03/25/27	1,173,000	1,117,858
6.000% due 01/14/41	542,000	469,508
6.125% due 10/24/28	1,243,000	1,174,731
6.250% due 09/26/22	620,000	625,815
6.750% due 05/30/40	645,000	604,820
6.875% due 03/17/36	376,000	361,233
7.000% due 06/05/20	571,000	584,670
7.375% due 02/05/25	1,255,000	1,298,925
7.625% due 04/26/29	513,000	526,485
10.700% due 08/17/22	TRY 7,494,000	1,098,119

		13,307,582

Ukraine - 2.2%

Ukraine Government 7.375% due 09/25/32 ~	$4,487,000	4,423,240
7.750% due 09/01/22 ~	453,000	480,793
7.750% due 09/01/23 ~	1,529,000	1,621,734
7.750% due 09/01/24 ~	607,000	634,704
7.750% due 09/01/25 ~	2,763,000	2,866,236
7.750% due 09/01/26 ~	1,764,000	1,822,073
7.750% due 09/01/27 ~	1,106,000	1,139,904
8.994% due 02/01/24 ~	909,000	992,517
9.750% due 11/01/28 ~	2,469,000	2,794,353

		16,775,554

Uruguay - 1.2%

Uruguay Government 4.125% due 11/20/45	933,086	955,247
4.975% due 04/20/55	2,259,894	2,500,030
5.100% due 06/18/50	805,000	907,645
7.625% due 03/21/36	1,093,000	1,561,635
7.875% due 01/15/33	1,467,000	2,109,744

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
8.500% due 03/15/28 ~	UYU 38,029,000	$945,861
9.875% due 06/20/22 ~	13,825,000	391,014

		9,371,176

Venezuela - 1.5%

Venezuela Government 7.750% due 10/13/19 * Y ~	$1,253,000	333,611
8.250% due 10/13/24 * Y ~	2,454,900	675,098
9.000% due 05/07/23 * Y ~	1,076,000	295,900
9.250% due 09/15/27 * Y	3,397,000	993,622
9.250% due 05/07/28 * Y ~	1,772,000	485,085
11.750% due 10/21/26 * Y ~	10,749,400	3,117,326
11.950% due 08/05/31 * Y ~	18,257,100	5,271,738
12.750% due 08/23/22 * Y ~	2,224,000	644,960

		11,817,340

Vietnam - 0.5%

Vietnam Government 4.800% due 11/19/24 ~	1,606,000	1,711,943
6.750% due 01/29/20 ~	1,965,000	2,009,754

		3,721,697

Zambia - 0.3%

Zambia Government 5.375% due 09/20/22 ~	607,000	406,356
8.500% due 04/14/24 ~	650,000	440,475
8.970% due 07/30/27 ~	2,678,000	1,811,324

		2,658,155

Total Foreign Government Bonds & Notes (Cost $558,602,180)		568,004,644

SHORT-TERM INVESTMENTS - 2.3%

Foreign Government Issues - 0.8%

Argentina Treasury Bill (Argentina) 1.763% due 07/31/20	ARS 89,510,937	2,067,484
Egypt Treasury Bills 18.101% due 07/16/19	EGP 10,325,000	617,995
18.149% due 07/30/19	11,550,000	688,680
18.150% due 08/13/19	16,975,000	1,005,598
18.171% due 10/22/19	34,275,000	1,963,128

		6,342,885

	Principal Amount	Value
Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $11,926,534; collateralized by U.S. Treasury Notes: 1.750% due 05/31/22 and value $12,164,578)	$11,926,037	$11,926,037

Total Short-Term Investments (Cost $18,381,685)		18,268,922

TOTAL INVESTMENTS - 98.0% (Cost $750,153,175)		766,191,599

DERIVATIVES - 0.2%
(See Notes (d) through (e) in Notes to Schedule of Investments)		2,204,773

OTHER ASSETS & LIABILITIES, NET - 1.8%		13,708,357

NET ASSETS - 100.0%		$782,104,729

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition as a percentage of net assets was as follows:

Foreign Government Bonds & Notes	72.7%
Corporate Bonds & Notes	22.5%
Others (each less than 3.0%)	2.8%

98.0%
Derivatives	0.2%
Other Assets & Liabilities, Net	1.8%

100.0%

(b)	As of June 30, 2019, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Brazil	12.4%
Indonesia	5.8%
Ecuador	5.5%
Mexico	4.6%
South Africa	4.2%
Venezuela	4.1%
Colombia	3.6%
Argentina	3.5%
China	3.0%
Others (each less than 3.0%)	51.3%

98.0%
Derivatives	0.2%
Other Assets & Liabilities, Net	1.8%

100.0%

(c)	Investments with a total aggregate value of $32,337,454 or 4.1% of the Fund’s net assets were in default as of June 30, 2019.

(d)	Forward foreign currency contracts outstanding as of June 30, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
ARS	54,088,899	USD	1,185,900	08/19	CSF	$-	($12,420)
ARS	83,268,455	USD	1,731,460	08/19	CSF	109,998	-
ARS	30,815,485	USD	639,100	09/19	CSF	-	(309)
ARS	48,624,637	USD	934,550	09/19	MER	99,069	-
BRL	10,026,396	USD	2,580,000	07/19	DUB	31,075	-
BRL	49,745,897	USD	13,005,463	07/19	HSB	-	(50,634)
BRL	62,763,443	USD	16,377,914	07/19	JPM	-	(33,055)
BRL	2,991,150	USD	765,000	07/19	MER	13,955	-
CLP	12,874,138,459	USD	18,276,859	07/19	CSF	730,540	-
CNY	52,900,000	USD	7,629,557	09/19	BNP	70,780	-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
CNY	59,244,648	USD	8,551,603	09/19	SCB	$72,287	$-
COP	12,894,163,961	USD	4,061,602	07/19	CSF	-	(57,126)
COP	17,665,959,900	USD	5,357,000	07/19	CSF	129,427	-
COP	7,304,811,000	USD	2,230,000	07/19	DUB	38,618	-
COP	12,000,000,000	USD	3,549,823	08/19	BSC	170,958	-
CZK	65,502,001	USD	2,899,730	07/19	MER	31,250	-
CZK	91,466,850	USD	4,032,681	07/19	SCB	60,134	-
CZK	247,788,714	USD	10,747,815	08/19	BNP	344,224	-
CZK	20,541,131	USD	915,095	08/19	CIT	4,410	-
CZK	61,623,394	USD	2,725,180	09/19	BNP	33,943	-
HUF	1,423,900,520	USD	5,043,967	07/19	BNP	-	(22,889)
HUF	227,360,970	USD	797,450	07/19	JPM	4,289	-
HUF	2,078,010,541	USD	7,111,677	08/19	BRC	229,276	-
HUF	1,877,903,451	USD	6,632,069	09/19	HSB	13,932	-
IDR	20,543,922,000	USD	1,449,000	07/19	DUB	596	-
IDR	16,686,387,000	USD	1,179,000	07/19	GSC	-	(1,595)
IDR	22,560,850,000	USD	1,586,000	08/19	SCB	-	(390)
ILS	9,831,004	USD	2,771,444	07/19	BRC	-	(11,835)
KRW	17,138,757,326	USD	14,548,042	09/19	GSC	298,687	-
MXN	9,563,903	USD	495,388	07/19	BRC	547	-
MXN	355,929,156	USD	18,524,923	07/19	MER	-	(68,290)
PEN	5,999,092	USD	1,810,883	07/19	GSC	8,680	-
PHP	124,955,798	USD	2,381,471	09/19	CIT	46,733	-
PLN	2,428,652	USD	632,460	07/19	BNP	18,536	-
PLN	28,977,980	USD	7,698,230	07/19	HSB	69,268	-
PLN	8,334,837	USD	2,164,682	07/19	MER	69,457	-
PLN	8,334,837	USD	2,196,627	07/19	SCB	37,512	-
PLN	45,921,536	USD	11,900,239	08/19	BNP	416,373	-
PLN	50,339,582	USD	13,512,440	09/19	BNP	-	(3,293)
RON	2,315,366	USD	546,851	07/19	BNP	10,315	-
RON	15,765,938	USD	3,672,647	08/19	JPM	118,266	-
RON	15,698,671	USD	3,779,079	09/19	JPM	-	(7,006)
RUB	895,446,278	USD	13,740,985	07/19	HSB	369,427	-
RUB	12,478,000	USD	196,226	08/19	MSC	-	(498)
SGD	15,210,052	USD	11,102,836	09/19	ANZ	153,826	-
THB	36,655,272	USD	1,174,152	07/19	HSB	21,854	-
TRY	72,977,334	USD	11,777,946	07/19	BRC	618,667	-
TWD	304,744,490	USD	9,734,691	09/19	ANZ	146,491	-
UAH	14,672,097	USD	491,500	04/20	MER	8,514	-
UAH	5,669,760	USD	192,000	05/20	BRC	-	(245)
UAH	11,392,150	USD	385,000	05/20	BRC	1,127	-
UAH	13,890,688	USD	469,280	05/20	GSC	174	-
UAH	11,456,914	USD	387,800	05/20	MER	1,650	-
USD	556,173	ARS	25,041,706	08/19	HSB	-	(3,391)
USD	2,616,355	BRL	10,026,396	07/19	DUB	5,280	-
USD	12,981,029	BRL	49,745,897	07/19	HSB	26,199	-
USD	15,837,471	BRL	62,763,443	07/19	JPM	-	(507,388)
USD	780,531	BRL	2,991,150	07/19	MER	1,575	-
USD	12,966,817	BRL	49,745,897	08/19	HSB	48,825	-
USD	14,978,201	BRL	59,421,520	12/19	BNP	-	(278,143)
USD	805,000	CLP	553,035,000	07/19	BNP	-	(11,502)
USD	14,130,381	CLP	9,380,877,375	07/19	BNP	280,439	-
USD	981,110	CLP	685,746,835	07/19	HSB	-	(31,328)
USD	9,447,731	CNH	65,495,366	08/19	BNP	-	(82,560)
USD	647,520	CNY	4,498,192	09/19	HSB	-	(7,255)
USD	733,810	COP	2,420,472,285	07/19	BNP	-	(17,904)
USD	880,000	COP	2,913,680,000	07/19	DUB	-	(24,887)
USD	1,090,000	COP	3,502,170,000	07/19	DUB	2,349	-
USD	1,209,060	COP	4,064,859,720	07/19	JPM	-	(53,343)
USD	4,792,603	COP	15,329,038,155	07/19	JPM	31,942	-
USD	1,250,880	CZK	28,899,081	07/19	CIT	-	(42,251)
USD	1,150,000	CZK	26,392,500	07/19	SCB	-	(30,970)
USD	1,093,413	HUF	309,624,062	07/19	BNP	1,591	-
USD	848,840	HUF	246,010,809	07/19	BRC	-	(18,664)
USD	744,770	HUF	217,542,848	07/19	HSB	-	(22,348)
USD	945,000	HUF	272,594,700	07/19	ING	-	(16,246)
USD	1,601,930	IDR	23,570,798,020	07/19	GSC	-	(61,245)
USD	5,782,673	IDR	84,800,000,000	07/19	JPM	-	(200,887)
USD	616,493	IDR	8,896,000,000	08/19	CIT	-	(8,731)
USD	4,921,583	IDR	73,036,288,119	08/19	MER	-	(211,515)
USD	306,504	IDR	4,386,076,238	09/19	BNP	-	(449)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	400,746	IDR	5,800,000,000	09/19	SCB	$-	($5,158)
USD	335,000	ILS	1,192,051	07/19	DUB	386	-
USD	1,225,539	INR	87,050,000	07/19	DUB	-	(31,931)
USD	622,976	INR	43,854,376	07/19	JPM	-	(10,517)
USD	673,300	INR	46,898,712	07/19	MER	-	(5,712)
USD	2,273,864	INR	159,545,677	08/19	JPM	-	(22,083)
USD	543,840	KRW	640,861,056	09/19	GSC	-	(11,316)
USD	2,912,270	MXN	56,222,828	07/19	BSC	-	(3,153)
USD	405,140	MXN	8,061,783	07/19	HSB	-	(12,902)
USD	10,046,753	MYR	41,915,884	07/19	DUB	-	(100,262)
USD	1,883,754	MYR	7,827,719	08/19	DUB	-	(9,943)
USD	435,000	PEN	1,452,465	07/19	BNP	-	(5,542)
USD	208,784	PEN	697,190	07/19	HSB	-	(2,679)
USD	665,280	PEN	2,229,686	07/19	MER	-	(10,998)
USD	3,371,504	PLN	12,875,220	07/19	BNP	-	(79,677)
USD	1,471,080	PLN	5,484,201	07/19	BNP	1,049	-
USD	1,375,000	PLN	5,264,146	07/19	HSB	-	(36,045)
USD	720,970	RON	3,086,617	07/19	CIT	-	(21,788)
USD	830,000	RON	3,537,626	07/19	ING	-	(21,288)
USD	1,361,790	RUB	89,074,684	07/19	GSC	-	(41,846)
USD	2,442,706	RUB	160,961,163	07/19	HSB	-	(93,714)
USD	463,834	RUB	30,253,364	07/19	JPM	-	(12,897)
USD	2,297,300	RUB	149,708,149	07/19	MSC	-	(61,796)
USD	1,936,000	TRY	11,554,048	07/19	BRC	-	(26,679)
USD	3,532,000	TRY	22,446,637	07/19	GSC	-	(280,996)
USD	772,054	TRY	4,912,966	07/19	HSB	-	(62,508)
USD	529,000	TRY	3,113,562	07/19	HSB	101	-
USD	2,293,000	TRY	13,532,187	07/19	JPM	-	(5,704)
USD	391,000	TRY	2,295,952	07/19	JPM	988	-
USD	1,202,760	TWD	37,708,932	09/19	GSC	-	(19,932)
USD	3,489,560	ZAR	52,442,329	07/19	CIT	-	(220,409)
USD	2,047,959	ZAR	29,197,460	07/19	HSB	-	(17,581)
USD	3,642,310	ZAR	53,404,199	07/19	MER	-	(135,706)
ZAR	65,411,092	USD	4,444,570	07/19	BNP	182,859	-
ZAR	10,094,919	USD	695,386	07/19	BRC	18,767	-
ZAR	35,830,661	USD	2,472,867	07/19	DUB	61,930	-
ZAR	6,686,076	USD	454,017	07/19	HSB	18,981	-
ZAR	14,140,686	USD	986,073	07/19	JPM	14,292	-
ZAR	5,600,186	USD	394,930	07/19	MER	1,248	-
ZAR	20,260,092	USD	1,395,823	07/19	SCB	37,453	-

Total Forward Foreign Currency Contracts						$5,341,119	($3,271,354)

(e)	Swap agreements outstanding as of June 30, 2019 were as follows:

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.390%	6-Month PLN-WIBOR	A/S	LCH	03/28/23	PLN 11,000,000	$66,805	$-	$66,805
8.156%	28-Day MXN TIIE	L/L	CME	12/13/23	MXN 436,100,000	791,490	-	791,490

						$858,295	$-	$858,295

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.069%	6-Month CZK-PRIBOR	A/S	LCH	09/19/23	CZK 144,732,000	($163,571)	$-	($163,571)
6.600%	6-Month INR-MIBOR	S/S	LCH	12/13/23	INR 900,000,000	(559,716)	-	(559,716)

						($723,287)	$-	($723,287)

Total Interest Rate Swaps						$135,008	$-	$135,008

Total Swap Agreements						$135,008	$-	$135,008

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Balances reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps

	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Agreements (1)
Assets	$-	$858,295
Liabilities	-	(723,287)

	$-	$135,008

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$175,906,598	$-	$175,906,598	$-
	Senior Loan Notes	4,011,435	-	4,011,435	-
	Foreign Government Bonds & Notes	568,004,644	-	568,004,644	-
	Short-Term Investments	18,268,922	-	18,268,922	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	5,341,119	-	5,341,119	-
	Interest Rate Contracts
	Swaps	858,295	-	858,295	-

	Total Asset - Derivatives	6,199,414	-	6,199,414	-

	Total Assets	772,391,013	-	772,391,013	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,271,354)	-	(3,271,354)	-
	Interest Rate Contracts
	Swaps	(723,287)	-	(723,287)	-

	Total Liabilities - Derivatives	(3,994,641)	-	(3,994,641)	-

	Total Liabilities	(3,994,641)	-	(3,994,641)	-

	Total	$768,396,372	$-	$768,396,372	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.3%

Basic Materials - 2.2%

CF Industries Holdings Inc	169,619	$7,922,904
International Paper Co	338,841	14,678,592

		22,601,496

Communications - 8.2%

AT&T Inc	359,069	12,032,402
CBS Corp ‘B’	155,573	7,763,093
Charter Communications Inc ‘A’ *	31,536	12,462,396
Cisco Systems Inc	406,929	22,271,224
Comcast Corp ‘A’	270,910	11,454,075
eBay Inc	399,332	15,773,614
Vodafone Group PLC (United Kingdom)	3,129,164	5,128,892

		86,885,696

Consumer, Cyclical - 4.5%

Advance Auto Parts Inc	20,458	3,153,396
Carnival Corp	398,793	18,563,814
General Motors Co	557,395	21,476,430
The Gap Inc	259,595	4,664,922

		47,858,562

Consumer, Non-Cyclical - 18.6%

Allergan PLC	66,867	11,195,542
Altria Group Inc	252,758	11,968,091
Anthem Inc	70,097	19,782,074
Archer-Daniels-Midland Co	256,105	10,449,084
Bristol-Myers Squibb Co	241,346	10,945,041
Bunge Ltd	36,524	2,034,752
Cardinal Health Inc	169,153	7,967,106
CVS Health Corp	145,516	7,929,167
Danone SA (France)	100,591	8,517,261
Gilead Sciences Inc	180,784	12,213,767
Kimberly-Clark Corp	100,766	13,430,093
McKesson Corp	64,497	8,667,752
Medtronic PLC	80,308	7,821,196
Mylan NV *	324,973	6,187,486
Novartis AG (Switzerland)	142,298	12,990,633
Pfizer Inc	25,924	1,123,028
Philip Morris International Inc	240,038	18,850,184
Reckitt Benckiser Group PLC (United Kingdom)	140,755	11,113,263
Sanofi ADR (France)	334,618	14,478,921

		197,664,441

Energy - 16.9%

BP PLC ADR (United Kingdom)	507,987	21,183,058
Canadian Natural Resources Ltd (TSE) (Canada)	371,432	10,015,092
Chevron Corp	181,142	22,541,311
Devon Energy Corp	516,124	14,719,857
Encana Corp (NYSE) (Canada)	1,582,918	8,120,369
Exxon Mobil Corp	35,159	2,694,234
Halliburton Co	222,412	5,057,649
Hess Corp	271,488	17,258,492
Marathon Oil Corp	1,168,301	16,601,557
Noble Energy Inc	406,657	9,109,117
Occidental Petroleum Corp	95,448	4,799,125
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	386,584	25,155,021
Suncor Energy Inc (NYSE) (Canada)	709,021	22,093,094

		179,347,976

Financial - 28.5%

Ally Financial Inc	261,088	8,091,117
American International Group Inc	457,163	24,357,645
Bank of America Corp	1,676,429	48,616,441
Citigroup Inc	769,050	53,856,571
Citizens Financial Group Inc	347,010	12,270,274

	Shares	Value
Fifth Third Bancorp	482,132	$13,451,483
JPMorgan Chase & Co	320,632	35,846,658
MetLife Inc	276,942	13,755,709
Morgan Stanley	411,016	18,006,611
State Street Corp	227,118	12,732,235
The Allstate Corp	114,803	11,674,317
The Bank of New York Mellon Corp	291,680	12,877,672
The Goldman Sachs Group Inc	56,897	11,641,126
The PNC Financial Services Group Inc	77,989	10,706,330
Wells Fargo & Co	306,409	14,499,274

		302,383,463

Industrial - 7.8%

Arconic Inc	192,261	4,964,179
Caterpillar Inc	42,505	5,793,006
Eaton Corp PLC	171,833	14,310,252
Emerson Electric Co	167,361	11,166,326
General Electric Co	491,636	5,162,178
Ingersoll-Rand PLC	71,392	9,043,225
Johnson Controls International PLC	519,257	21,450,507
Textron Inc	203,480	10,792,579

		82,682,252

Technology - 5.7%

Cognizant Technology Solutions Corp ‘A’	163,053	10,335,929
Intel Corp	329,292	15,763,208
Microsoft Corp	142,203	19,049,514
QUALCOMM Inc	204,155	15,530,071

		60,678,722

Utilities - 0.9%

PG&E Corp *	194,208	4,451,247
Vistra Energy Corp	217,574	4,925,876

		9,377,123

Total Common Stocks (Cost $892,990,319)		989,479,731

CLOSED-END MUTUAL FUND - 0.4%

Altaba Inc *	65,264	4,527,364

Total Closed-End Mutual Fund (Cost $2,814,323)		4,527,364

	Principal Amount

SHORT-TERM INVESTMENT - 5.8%

Repurchase Agreement - 5.8%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $61,695,159; collateralized by U.S. Treasury Notes: 1.750% due 06/15/22 and value $62,927,485)	$61,692,588	61,692,588

Total Short-Term Investment (Cost $61,692,588)		61,692,588

TOTAL INVESTMENTS - 99.5% (Cost $957,497,230)		1,055,699,683

DERIVATIVES - (0.1%)
(See Note (b) in Notes to Schedule of Investments)		(955,995)

OTHER ASSETS & LIABILITIES, NET - 0.6%		6,446,005

NET ASSETS - 100.0%		$1,061,189,693

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	28.5%
Consumer, Non-Cyclical	18.6%
Energy	16.9%
Communications	8.2%
Industrial	7.8%
Short-Term Investment	5.8%
Technology	5.7%
Consumer, Cyclical	4.5%
Others (each less than 3.0%)	3.5%

	99.5%
Derivatives	(0.1%	)
Other Assets & Liabilities, Net	0.6%

	100.0%

(b)	Forward foreign currency contracts outstanding as of June 30, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
CAD	678,820	USD	511,926	07/19	GSC	$6,562	$-
USD	16,320,427	CAD	21,965,783	07/19	GSC	-	(457,224)
USD	33,669	CAD	45,320	07/19	RBC	-	(947)
USD	6,051,631	CHF	6,020,198	07/19	CIB	-	(121,254)
USD	144,888	CHF	143,721	07/19	CIT	-	(2,478)
USD	342,569	CHF	341,234	07/19	GSC	-	(7,319)
USD	954,075	EUR	841,169	07/19	GSC	-	(3,226)
USD	22,741,016	EUR	20,239,711	07/19	RBC	-	(292,984)
USD	18,665,294	GBP	14,750,851	07/19	CIB	-	(77,125)

Total Forward Foreign Currency Contracts						$6,562	($962,557)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$22,601,496	$22,601,496	$-	$-
	Communications	86,885,696	81,756,804	5,128,892	-
	Consumer, Cyclical	47,858,562	47,858,562	-	-
	Consumer, Non-Cyclical	197,664,441	165,043,284	32,621,157	-
	Energy	179,347,976	179,347,976	-	-
	Financial	302,383,463	302,383,463	-	-
	Industrial	82,682,252	82,682,252	-	-
	Technology	60,678,722	60,678,722	-	-
	Utilities	9,377,123	9,377,123	-	-

	Total Common Stocks	989,479,731	951,729,682	37,750,049	-

	Closed-End Mutual Fund	4,527,364	4,527,364	-	-
	Short-Term Investment	61,692,588	-	61,692,588	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	6,562	-	6,562	-

	Total Assets	1,055,706,245	956,257,046	99,449,199	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(962,557)	-	(962,557)	-

	Total Liabilities	(962,557)	-	(962,557)	-

	Total	$1,054,743,688	$956,257,046	$98,486,642	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

DEVELOPING GROWTH PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%

Basic Materials - 0.4%

Codexis Inc *	46,635	$859,483

Communications - 15.7%

Acacia Communications Inc *	37,843	1,784,676
Anaplan Inc *	37,762	1,905,848
Cargurus Inc *	72,779	2,628,050
Etsy Inc *	57,069	3,502,325
Jumia Technologies AG ADR * (Germany)	51,280	1,354,818
Mimecast Ltd *	56,837	2,654,856
Okta Inc *	20,979	2,591,116
Pagerduty Inc *	12,100	569,305
RingCentral Inc ‘A’ *	15,327	1,761,379
Roku Inc *	29,037	2,630,171
Stitch Fix Inc ‘A’ *	70,800	2,264,892
The RealReal Inc *	47,807	1,381,622
The Trade Desk Inc ‘A’ *	13,264	3,021,274
Wix.com Ltd * (Israel)	18,346	2,606,967
World Wrestling Entertainment Inc ‘A’	23,133	1,670,434
Zscaler Inc *	27,818	2,131,971

		34,459,704

Consumer, Cyclical - 8.6%

BJ’s Wholesale Club Holdings Inc *	84,210	2,223,144
Fox Factory Holding Corp *	41,820	3,450,568
iRobot Corp *	22,366	2,049,620
Malibu Boats Inc ‘A’ *	56,385	2,190,557
Planet Fitness Inc ‘A’ *	59,801	4,331,985
The Lovesac Co *	29,035	902,118
YETI Holdings Inc *	125,354	3,628,998

		18,776,990

Consumer, Non-Cyclical - 41.7%

Adaptive Biotechnologies Corp *	18,323	885,001
Agios Pharmaceuticals Inc *	13,716	684,154
Allogene Therapeutics Inc *	30,074	807,487
Amarin Corp PLC ADR * (Ireland)	71,614	1,388,595
Argenx SE ADR * (Netherlands)	20,347	2,880,728
Audentes Therapeutics Inc *	34,244	1,296,478
Avalara Inc *	35,920	2,593,424
Blueprint Medicines Corp *	37,695	3,555,769
Bridgebio Pharma Inc *	38,164	1,029,283
Bright Horizons Family Solutions Inc *	23,299	3,515,120
Calavo Growers Inc	18,922	1,830,514
CareDx Inc *	98,046	3,528,676
Chegg Inc *	111,328	4,296,148
Coherus Biosciences Inc *	134,379	2,969,776
Denali Therapeutics Inc *	80,789	1,677,180
Glaukos Corp *	62,324	4,699,230
Grand Canyon Education Inc *	23,730	2,776,885
Guardant Health Inc *	32,702	2,823,164
GW Pharmaceuticals PLC ADR * (United Kingdom)	15,792	2,722,383
Insperity Inc	35,505	4,336,581
Inspire Medical Systems Inc *	50,339	3,053,060
Insulet Corp *	11,911	1,421,935
Invitae Corp *	57,435	1,349,722
iRhythm Technologies Inc *	30,473	2,409,805
Masimo Corp *	17,123	2,548,245
Mirati Therapeutics Inc *	22,082	2,274,446
Myovant Sciences Ltd *	71,557	647,591
Nevro Corp *	17,445	1,130,959
Paylocity Holding Corp *	25,785	2,419,149
Penumbra Inc *	22,213	3,554,080
Repligen Corp *	51,621	4,436,825
Sage Therapeutics Inc *	11,525	2,110,112

	Shares	Value
Sarepta Therapeutics Inc *	7,181	$1,091,153
Strategic Education Inc	12,506	2,226,068
Tactile Systems Technology Inc *	22,324	1,270,682
Tandem Diabetes Care Inc *	79,391	5,122,307
Teladoc Health Inc *	16,828	1,117,547
uniQure NV * (Netherlands)	39,703	3,102,789

		91,583,051

Financial - 3.4%

CenterState Bank Corp	44,087	1,015,324
eHealth Inc *	33,146	2,853,871
Evercore Inc ‘A’	10,941	969,044
Goosehead Insurance Inc ‘A’	19,754	944,241
Webster Financial Corp	21,001	1,003,218
Western Alliance Bancorp *	13,118	586,637

		7,372,335

Industrial - 8.0%

Alarm.com Holdings Inc *	16,734	895,269
Axon Enterprise Inc *	38,763	2,488,972
Cactus Inc ‘A’ *	66,525	2,203,308
Chart Industries Inc *	26,595	2,044,624
Generac Holdings Inc *	54,008	3,748,695
Novanta Inc *	12,353	1,164,888
NV5 Global Inc *	21,363	1,738,948
RBC Bearings Inc *	12,720	2,121,823
Trex Co Inc *	15,855	1,136,804

		17,543,331

Technology - 19.7%

Alteryx Inc ‘A’ *	37,426	4,083,925
Appian Corp *	51,984	1,875,063
Coupa Software Inc *	30,631	3,878,191
Cubic Corp	12,215	787,623
Elastic NV *	18,167	1,356,348
Everbridge Inc *	62,936	5,627,737
Five9 Inc *	83,935	4,305,026
Globant SA * (Argentina)	26,191	2,646,601
HubSpot Inc *	12,194	2,079,321
Inphi Corp *	60,191	3,015,569
Monolithic Power Systems Inc	9,944	1,350,196
New Relic Inc *	14,947	1,293,065
Paycom Software Inc *	7,438	1,686,343
Semtech Corp *	34,482	1,656,860
SVMK Inc *	61,656	1,017,941
Twilio Inc ‘A’ *	18,960	2,585,196
Upland Software Inc *	22,075	1,005,075
Verra Mobility Corp *	162,766	2,130,607
Yext Inc *	47,982	963,958

		43,344,645

Total Common Stocks (Cost $162,858,273)		213,939,539

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

DEVELOPING GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 4.1%

Repurchase Agreement - 4.1%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $9,003,294; collateralized by U.S. Treasury Notes: 1.750% due 06/15/22 and value $9,185,690)	$9,002,919	$9,002,919

Total Short-Term Investment (Cost $9,002,919)		9,002,919

TOTAL INVESTMENTS - 101.6% (Cost $171,861,192)		222,942,458

OTHER ASSETS & LIABILITIES, NET - (1.6%)		(3,514,296)

NET ASSETS - 100.0%		$219,428,162

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	41.7%
Technology	19.7%
Communications	15.7%
Consumer, Cyclical	8.6%
Industrial	8.0%
Short-Term Investment	4.1%
Financial	3.4%
Others (each less than 3.0%)	0.4%

	101.6%
Other Assets & Liabilities, Net	(1.6%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$213,939,539	$213,939,539	$-	$-
	Short-Term Investment	9,002,919	-	9,002,919	-

	Total	$222,942,458	$213,939,539	$9,002,919	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.6%

Basic Materials - 3.2%

Air Products & Chemicals Inc	82,045	$18,572,526
Ecolab Inc	12,829	2,532,958
Linde PLC (United Kingdom)	39,500	7,931,600
PPG Industries Inc	15,700	1,832,347
RPM International Inc	140,601	8,592,127
The Sherwin-Williams Co	10,700	4,903,703

		44,365,261

Communications - 5.2%

AT&T Inc	479,436	16,065,900
Cisco Systems Inc	211,505	11,575,669
Comcast Corp ‘A’	388,491	16,425,400
Fox Corp ‘A’	99,378	3,641,210
Omnicom Group Inc	34,700	2,843,665
The Walt Disney Co	160,905	22,468,774

		73,020,618

Consumer, Cyclical - 8.6%

Alaska Air Group Inc	69,400	4,435,354
Costco Wholesale Corp	20,824	5,502,950
Dollar General Corp	132,113	17,856,393
Hilton Worldwide Holdings Inc	98,200	9,598,068
Marriott International Inc ‘A’	78,225	10,974,185
McDonald’s Corp	59,879	12,434,473
MGM Resorts International	276,664	7,904,291
NIKE Inc ‘B’	67,454	5,662,763
PACCAR Inc	60,400	4,328,264
Ross Stores Inc	130,798	12,964,698
The Home Depot Inc	66,178	13,763,039
Tractor Supply Co	46,403	5,048,646
Yum! Brands Inc	94,332	10,439,723

		120,912,847

Consumer, Non-Cyclical - 24.8%

Automatic Data Processing Inc	64,188	10,612,202
Avery Dennison Corp	65,248	7,547,889
Becton Dickinson and Co	103,548	26,095,132
Cigna Corp	44,989	7,088,017
Colgate-Palmolive Co	32,296	2,314,654
CVS Health Corp	121,994	6,647,453
Danaher Corp	225,243	32,191,730
Diageo PLC (United Kingdom)	154,901	6,666,975
Equifax Inc	55,480	7,503,115
Johnson & Johnson	113,577	15,819,005
Keurig Dr Pepper Inc	126,668	3,660,705
Kimberly-Clark Corp	52,500	6,997,200
McCormick & Co Inc	35,725	5,537,732
Medtronic PLC	142,051	13,834,347
Merck & Co Inc	89,180	7,477,743
Mondelez International Inc ‘A’	299,262	16,130,222
Nestle SA (Switzerland)	77,412	8,013,861
PepsiCo Inc	158,674	20,806,922
Pfizer Inc	617,785	26,762,446
Philip Morris International Inc	131,198	10,302,979
S&P Global Inc	36,000	8,200,440
Stryker Corp	89,026	18,301,965
The Coca-Cola Co	190,100	9,679,892
Thermo Fisher Scientific Inc	87,096	25,578,353
Tyson Foods Inc ‘A’	32,200	2,599,828
UnitedHealth Group Inc	109,654	26,756,673
Zoetis Inc	124,405	14,118,723

		347,246,203

Energy - 3.3%

EOG Resources Inc	67,000	6,241,720
Occidental Petroleum Corp	206,563	10,385,988

	Shares	Value
Schlumberger Ltd	73,600	$2,924,864
TC Energy Corp (Canada)	241,241	11,946,254
TOTAL SA (France)	255,770	14,347,100

		45,845,926

Financial - 19.6%

American Express Co	48,848	6,029,797
American International Group Inc	144,700	7,709,616
American Tower Corp REIT	81,432	16,648,772
Aon PLC	77,768	15,007,669
Chubb Ltd	132,629	19,534,925
CME Group Inc	35,200	6,832,672
Crown Castle International Corp REIT	103,395	13,477,538
Equity Residential REIT	67,314	5,110,479
JPMorgan Chase & Co	343,020	38,349,636
Marsh & McLennan Cos Inc	191,167	19,068,908
Morgan Stanley	113,200	4,959,292
State Street Corp	118,809	6,660,433
TD Ameritrade Holding Corp	195,997	9,784,170
The Bank of New York Mellon Corp	110,550	4,880,783
The Charles Schwab Corp	39,538	1,589,032
The Progressive Corp	117,300	9,375,789
US Bancorp	336,502	17,632,705
Visa Inc ‘A’	235,073	40,796,919
Wells Fargo & Co	427,027	20,206,918
Willis Towers Watson PLC	52,209	10,000,112

		273,656,165

Industrial - 14.6%

Agilent Technologies Inc	167,581	12,513,273
Amphenol Corp ‘A’	49,600	4,758,624
Ball Corp	305,551	21,385,515
CH Robinson Worldwide Inc	36,518	3,080,293
Fortive Corp	146,600	11,950,832
General Electric Co	783,700	8,228,850
Honeywell International Inc	120,308	21,004,574
Hubbell Inc	26,100	3,403,440
Illinois Tool Works Inc	79,891	12,048,362
JB Hunt Transport Services Inc	66,500	6,078,765
Northrop Grumman Corp	37,400	12,084,314
Roper Technologies Inc	62,369	22,843,270
Stanley Black & Decker Inc	41,900	6,059,159
TE Connectivity Ltd	105,400	10,095,212
The Boeing Co	36,219	13,184,078
Union Pacific Corp	77,035	13,027,389
United Parcel Service Inc ‘B’	65,100	6,722,877
Waste Connections Inc	158,468	15,146,371

		203,615,198

Technology - 10.5%

Accenture PLC ‘A’	124,157	22,940,489
Apple Inc	131,309	25,988,677
Fidelity National Information Services Inc	140,318	17,214,212
Microchip Technology Inc	85,137	7,381,378
Microsoft Corp	417,563	55,936,740
Texas Instruments Inc	152,421	17,491,834

		146,953,330

Utilities - 4.8%

American Water Works Co Inc	76,800	8,908,800
Atmos Energy Corp	137,628	14,528,012
DTE Energy Co	46,771	5,981,075
Eversource Energy	87,716	6,645,364
NextEra Energy Inc	81,102	16,614,556
Sempra Energy	106,500	14,637,360

		67,315,167

Total Common Stocks (Cost $1,044,986,812)		1,322,930,715

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 5.3%

Repurchase Agreement - 5.3%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $74,010,413; collateralized by U.S. Treasury Notes: 1.750% due 06/15/22 and value $75,488,941)	$74,007,329	$74,007,329

Total Short-Term Investment (Cost $74,007,329)		74,007,329

TOTAL INVESTMENTS - 99.9% (Cost $1,118,994,141)		1,396,938,044

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,334,365

NET ASSETS - 100.0%		$1,398,272,409

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	24.8%
Financial	19.6%
Industrial	14.6%
Technology	10.5%
Consumer, Cyclical	8.6%
Short-Term Investment	5.3%
Communications	5.2%
Utilities	4.8%
Energy	3.3%
Basic Materials	3.2%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$44,365,261	$44,365,261	$-	$-
	Communications	73,020,618	73,020,618	-	-
	Consumer, Cyclical	120,912,847	120,912,847	-	-
	Consumer, Non-Cyclical	347,246,203	332,565,367	14,680,836	-
	Energy	45,845,926	31,498,826	14,347,100	-
	Financial	273,656,165	273,656,165	-	-
	Industrial	203,615,198	203,615,198	-	-
	Technology	146,953,330	146,953,330	-	-
	Utilities	67,315,167	67,315,167	-	-

	Total Common Stocks	1,322,930,715	1,293,902,779	29,027,936	-

	Short-Term Investment	74,007,329	-	74,007,329	-

	Total	$1,396,938,044	$1,293,902,779	$103,035,265	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Summary Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%

Basic Materials - 2.2%

Linde PLC (United Kingdom)	69,805	$14,016,844
Other securities		57,186,882

		71,203,726

Communications - 14.9%

Alphabet Inc ‘A’ *	38,536	41,726,781
Alphabet Inc ‘C’ *	39,415	42,604,068
Amazon.com Inc *	53,134	100,616,136
AT&T Inc	938,473	31,448,230
Cisco Systems Inc	550,544	30,131,273
Comcast Corp ‘A’	582,286	24,619,052
Facebook Inc ‘A’ *	308,993	59,635,649
Netflix Inc *	56,232	20,655,138
The Walt Disney Co	224,872	31,401,126
Verizon Communications Inc	532,112	30,399,559
Other securities		59,572,273

		472,809,285

Consumer, Cyclical - 8.3%

Costco Wholesale Corp	56,758	14,998,869
McDonald’s Corp	98,201	20,392,420
The Home Depot Inc	141,508	29,429,419
Walmart Inc	179,901	19,877,261
Other securities		178,597,958

		263,295,927

Consumer, Non-Cyclical - 21.9%

Abbott Laboratories	226,132	19,017,701
AbbVie Inc	189,998	13,816,655
Amgen Inc	78,444	14,455,660
Johnson & Johnson	341,466	47,559,384
Medtronic PLC	172,710	16,820,227
Merck & Co Inc	331,125	27,764,831
PayPal Holdings Inc *	150,774	17,257,592
PepsiCo Inc	180,288	23,641,165
Pfizer Inc	714,869	30,968,125
Philip Morris International Inc	200,240	15,724,847
The Coca-Cola Co	493,798	25,144,194
The Procter & Gamble Co	322,391	35,350,173
Thermo Fisher Scientific Inc	51,441	15,107,193
UnitedHealth Group Inc	122,223	29,823,634
Other securities		360,240,075

		692,691,456

Energy - 5.0%

Chevron Corp	244,432	30,417,118
Exxon Mobil Corp	544,160	41,698,981
Other securities		86,453,881

		158,569,980

Financial - 17.8%

Bank of America Corp	1,137,249	32,980,221
Berkshire Hathaway Inc ‘B’ *	249,221	53,126,441
Citigroup Inc	297,406	20,827,342
JPMorgan Chase & Co	417,207	46,643,743
Mastercard Inc ‘A’	115,592	30,577,552
Visa Inc ‘A’	223,651	38,814,631
Wells Fargo & Co	520,215	24,616,574
Other securities		316,003,333

		563,589,837

Industrial - 9.2%

Honeywell International Inc	93,725	16,363,448
The Boeing Co	67,295	24,496,053
Union Pacific Corp	91,035	15,394,929
Other securities		235,353,057

		291,607,487

	Shares	Value
Technology - 16.6%

Accenture PLC ‘A’	82,031	$15,156,868
Adobe Inc *	62,815	18,508,440
Apple Inc	562,156	111,261,915
Broadcom Inc	51,007	14,682,875
Intel Corp	575,786	27,562,876
International Business Machines Corp	114,031	15,724,875
Microsoft Corp	985,514	132,019,455
Oracle Corp	312,076	17,778,970
salesforce.com Inc *	98,576	14,956,936
Texas Instruments Inc	120,819	13,865,188
Other securities		143,816,698

		525,335,096

Utilities - 3.3%

Other securities		103,911,771

Total Common Stocks (Cost $2,159,002,140)		3,143,014,565

	Principal Amount

SHORT-TERM INVESTMENT - 0.7%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $23,737,915; collateralized by U.S. Treasury Notes: 1.750% due 06/15/22 and value $24,216,363)	$23,736,926	23,736,926

Total Short-Term Investment (Cost $23,736,926)		23,736,926

TOTAL INVESTMENTS - 99.9% (Cost $2,182,739,066)		3,166,751,491

DERIVATIVES - 0.0%
(See Note (d) in Notes to Schedule of Investments)		165,058

OTHER ASSETS & LIABILITIES, NET - 0.1%		2,778,834

NET ASSETS - 100.0%		$3,169,695,383

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	21.9%
Financial	17.8%
Technology	16.6%
Communications	14.9%
Industrial	9.2%
Consumer, Cyclical	8.3%
Energy	5.0%
Utilities	3.3%
Others (each less than 3.0%)	2.9%

99.9%
Derivatives	0.0%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)

Other securities represent the Fund’s securities not identified as top-fifty holdings and issuers in terms of value, and individually not exceeding one percent of the Fund’s net assets as of June 30, 2019.

(c)

A Summary Schedule of Investments is presented for this Fund. For information on availability of a complete Schedule of Investments, refer to the Where To Go For More Information section of this report.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(d)	Open futures contracts outstanding as of June 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	09/19	172	$25,155,062	$25,320,120	$165,058

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$3,143,014,565	$3,143,014,565	$-	$-
	Short-Term Investment	23,736,926	-	23,736,926	-
	Derivatives:
	Equity Contracts
	Futures	165,058	165,058	-	-

	Total	$3,166,916,549	$3,143,179,623	$23,736,926	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%

Basic Materials - 2.1%

The Sherwin-Williams Co	10,058	$4,609,481

Communications - 18.3%

Alphabet Inc ‘C’ *	8,620	9,317,444
Amazon.com Inc *	4,903	9,284,468
GCI Liberty Inc ‘A’ *	53,620	3,295,485
Netflix Inc *	16,540	6,075,473
The Trade Desk Inc ‘A’ *	11,823	2,693,043
The Walt Disney Co	68,985	9,633,065

		40,298,978

Consumer, Cyclical - 6.5%

Live Nation Entertainment Inc *	51,703	3,425,323
NIKE Inc ‘B’	52,744	4,427,859
The Home Depot Inc	30,774	6,400,069

		14,253,251

Consumer, Non-Cyclical - 17.7%

Avalara Inc *	25,153	1,816,047
Boston Scientific Corp *	155,884	6,699,894
CoStar Group Inc *	6,617	3,666,215
Danaher Corp	23,559	3,367,052
Edwards Lifesciences Corp *	14,582	2,693,879
ICU Medical Inc *	13,663	3,441,846
Insmed Inc *	134,716	3,448,730
Intuitive Surgical Inc *	9,250	4,852,088
Neurocrine Biosciences Inc *	33,431	2,822,579
The Cooper Cos Inc	17,863	6,017,866

		38,826,196

Financial - 20.5%

American Tower Corp REIT	33,372	6,822,905
Intercontinental Exchange Inc	85,611	7,357,409
Markel Corp *	4,490	4,892,304
Mastercard Inc ‘A’	54,765	14,486,986
Pagseguro Digital Ltd ‘A’ * (Brazil)	83,666	3,260,464
SVB Financial Group *	11,857	2,662,964
TD Ameritrade Holding Corp	110,945	5,538,374

		45,021,406

Industrial - 11.5%

Ball Corp	73,031	5,111,440
Cognex Corp	29,088	1,395,642
L3Harris Technologies Inc	34,979	6,615,578
The Boeing Co	15,904	5,789,215
Wabtec Corp	88,353	6,340,212

		25,252,087

Technology - 20.9%

Adobe Inc *	14,859	4,378,204
Apple Inc	16,675	3,300,316

	Shares	Value
ASML Holding NV ‘NY’ (Netherlands)	21,152	$4,398,135
Atlassian Corp PLC ‘A’ *	18,688	2,445,138
Microsoft Corp	114,639	15,357,041
NVIDIA Corp	6,822	1,120,377
salesforce.com Inc *	54,022	8,196,758
Texas Instruments Inc	57,903	6,644,948

		45,840,917

Total Common Stocks (Cost $149,614,880)		214,102,316

	Principal Amount

SHORT-TERM INVESTMENT - 2.7%

Repurchase Agreement - 2.7%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $5,864,991; collateralized by U.S. Treasury Notes: 1.750% due 06/15/22 and value $5,985,223)	$5,864,747	5,864,747

Total Short-Term Investment (Cost $5,864,747)		5,864,747

TOTAL INVESTMENTS - 100.2% (Cost $155,479,627)		219,967,063

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(533,388)

NET ASSETS - 100.0%		$219,433,675

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	20.9%
Financial	20.5%
Communications	18.3%
Consumer, Non-Cyclical	17.7%
Industrial	11.5%
Consumer, Cyclical	6.5%
Others (each less than 3.0%)	4.8%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$214,102,316	$214,102,316	$-	$-
	Short-Term Investment	5,864,747	-	5,864,747	-

	Total	$219,967,063	$214,102,316	$5,864,747	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%

Basic Materials - 1.5%

The Sherwin-Williams Co	63,351	$29,033,130

Communications - 18.6%

Alibaba Group Holding Ltd ADR * (China)	39,659	6,720,217
Alphabet Inc ‘A’ *	63,052	68,272,706
Alphabet Inc ‘C’ *	27,582	29,813,660
Amazon.com Inc *	61,752	116,935,440
Booking Holdings Inc *	1,594	2,988,288
Charter Communications Inc ‘A’ *	42,923	16,962,311
Comcast Corp ‘A’	325,667	13,769,201
Facebook Inc ‘A’ *	284,511	54,910,623
Netflix Inc *	114,170	41,936,924
Spotify Technology SA *	25,220	3,687,668

		355,997,038

Consumer, Cyclical - 7.1%

Chipotle Mexican Grill Inc *	12,094	8,863,451
Costco Wholesale Corp	59,128	15,625,165
Dollar General Corp	76,079	10,282,838
Dollar Tree Inc *	109,358	11,743,956
Hilton Worldwide Holdings Inc	95,442	9,328,501
Lululemon Athletica Inc *	36,474	6,572,979
Marriott International Inc ‘A’	119,512	16,766,338
NIKE Inc ‘B’	281,917	23,666,932
Ross Stores Inc	194,358	19,264,765
Starbucks Corp	123,706	10,370,274
Wynn Resorts Ltd	28,311	3,510,281

		135,995,480

Consumer, Non-Cyclical - 26.4%

Abbott Laboratories	276,588	23,261,051
Boston Scientific Corp *	493,144	21,195,329
Colgate-Palmolive Co	307,886	22,066,190
Constellation Brands Inc ‘A’	77,718	15,305,783
CoStar Group Inc *	6,099	3,379,212
Danaher Corp	304,647	43,540,149
Edwards Lifesciences Corp *	71,209	13,155,151
Elanco Animal Health Inc *	110,061	3,720,062
Eli Lilly & Co	89,381	9,902,521
FleetCor Technologies Inc *	76,866	21,587,816
Global Payments Inc	186,370	29,843,428
IHS Markit Ltd *	65,016	4,142,820
Illumina Inc *	27,061	9,962,507
Medtronic PLC	308,929	30,086,595
Monster Beverage Corp *	57,449	3,666,970
PayPal Holdings Inc *	222,409	25,456,934
Pernod Ricard SA (France)	25,901	4,770,353
Philip Morris International Inc	62,193	4,884,016
Square Inc ‘A’ *	85,114	6,173,318
Stryker Corp	61,111	12,563,199
The Estee Lauder Cos Inc ‘A’	84,397	15,453,935
Thermo Fisher Scientific Inc	184,689	54,239,465
Total System Services Inc	91,605	11,750,173
TransUnion	151,672	11,149,409
Verisk Analytics Inc	224,465	32,875,144
Vertex Pharmaceuticals Inc *	109,045	19,996,672
Worldpay Inc ‘A’ *	145,494	17,830,290
Zoetis Inc	296,818	33,685,875

		505,644,367

Energy - 0.4%

Pioneer Natural Resources Co	49,171	7,565,450

Financial - 13.8%

American Tower Corp REIT	167,367	34,218,183
Aon PLC	163,851	31,619,966
Intercontinental Exchange Inc	187,049	16,074,991

	Shares	Value
Mastercard Inc ‘A’	306,145	$80,984,537
The Charles Schwab Corp	98,911	3,975,233
Visa Inc ‘A’	560,147	97,213,512

		264,086,422

Industrial - 7.6%

AMETEK Inc	189,452	17,209,820
Amphenol Corp ‘A’	182,402	17,499,648
Canadian Pacific Railway Ltd (NYSE) (Canada)	78,540	18,475,749
FLIR Systems Inc	72,025	3,896,552
Fortive Corp	148,984	12,145,176
Roper Technologies Inc	74,665	27,346,803
Union Pacific Corp	129,142	21,839,204
Vulcan Materials Co	193,502	26,569,760

		144,982,712

Technology - 24.4%

Adobe Inc *	292,242	86,109,105
Analog Devices Inc	91,450	10,321,962
Apple Inc	139,771	27,663,476
Electronic Arts Inc *	229,373	23,226,310
Fidelity National Information Services Inc	170,370	20,900,992
Fiserv Inc *	468,164	42,677,830
Intuit Inc	136,822	35,755,693
Microsoft Corp	1,048,392	140,442,592
MSCI Inc	102,541	24,485,766
PTC Inc *	44,570	4,000,603
salesforce.com Inc *	269,936	40,957,389
Take-Two Interactive Software Inc *	104,931	11,912,817

		468,454,535

Total Common Stocks (Cost $1,351,760,645)		1,911,759,134

	Principal Amount

SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $5,588,021; collateralized by U.S. Treasury Notes: 1.750% due 06/15/22 and value $5,699,736)	$5,587,788	5,587,788

Total Short-Term Investment (Cost $5,587,788)		5,587,788

TOTAL INVESTMENTS - 100.1% (Cost $1,357,348,433)		1,917,346,922

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,298,901)

NET ASSETS - 100.0%		$1,916,048,021

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	26.4%
Technology	24.4%
Communications	18.6%
Financial	13.8%
Industrial	7.6%
Consumer, Cyclical	7.1%
Others (each less than 3.0%)	2.2%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$29,033,130	$29,033,130	$-	$-
	Communications	355,997,038	355,997,038	-	-
	Consumer, Cyclical	135,995,480	135,995,480	-	-
	Consumer, Non-Cyclical	505,644,367	500,874,014	4,770,353	-
	Energy	7,565,450	7,565,450	-	-
	Financial	264,086,422	264,086,422	-	-
	Industrial	144,982,712	144,982,712	-	-
	Technology	468,454,535	468,454,535	-	-

	Total Common Stocks	1,911,759,134	1,906,988,781	4,770,353	-

	Short-Term Investment	5,587,788	-	5,587,788	-

	Total	$1,917,346,922	$1,906,988,781	$10,358,141	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%

Basic Materials - 1.6%

Linde PLC (United Kingdom)	10,997	$2,208,198
The Sherwin-Williams Co	42,662	19,551,568

		21,759,766

Communications - 25.5%

Alibaba Group Holding Ltd ADR * (China)	116,971	19,820,736
Alphabet Inc ‘A’ *	33,572	36,351,762
Amazon.com Inc *	62,918	119,143,412
Booking Holdings Inc *	4,073	7,635,694
Facebook Inc ‘A’ *	164,977	31,840,561
IAC/InterActiveCorp *	130,222	28,327,192
MercadoLibre Inc * (Argentina)	52,150	31,903,805
Netflix Inc *	110,738	40,676,282
Tencent Holdings Ltd (China)	685,400	31,007,076

		346,706,520

Consumer, Cyclical - 3.7%

Burlington Stores Inc *	88,172	15,002,466
Domino’s Pizza Inc	64,329	17,901,474
Ferrari NV (Italy)	26,908	4,343,489
NIKE Inc ‘B’	159,932	13,426,292

		50,673,721

Consumer, Non-Cyclical - 25.6%

Align Technology Inc *	98,532	26,968,208
Becton Dickinson and Co	69,092	17,411,875
Boston Scientific Corp *	640,952	27,548,117
Centene Corp *	135,323	7,096,338
Constellation Brands Inc ‘A’	154,242	30,376,420
CoStar Group Inc *	72,411	40,120,039
Illumina Inc *	62,176	22,890,094
Intuitive Surgical Inc *	44,524	23,355,064
IQVIA Holdings Inc *	119,418	19,214,356
PayPal Holdings Inc *	188,848	21,615,542
S&P Global Inc	116,443	26,524,551
TransUnion	192,262	14,133,180
UnitedHealth Group Inc	171,510	41,850,155
Vertex Pharmaceuticals Inc *	78,834	14,456,579
Zoetis Inc	121,289	13,765,089

		347,325,607

Financial - 12.9%

CME Group Inc	119,285	23,154,411
Mastercard Inc ‘A’	222,589	58,881,468
SBA Communications Corp REIT *	111,550	25,080,902
Visa Inc ‘A’	389,361	67,573,602

		174,690,383

Industrial - 9.2%

Honeywell International Inc	52,305	9,131,930
Keysight Technologies Inc *	124,706	11,199,846
Roper Technologies Inc	47,834	17,519,681
The Boeing Co	90,168	32,822,053
Union Pacific Corp	128,531	21,735,877
Vulcan Materials Co	135,029	18,540,832
Xylem Inc	169,731	14,196,301

		125,146,520

Technology - 21.4%

Adobe Inc *	119,851	35,314,097
ASML Holding NV ‘NY’ (Netherlands)	128,899	26,801,969
Autodesk Inc *	111,625	18,183,712
Intuit Inc	127,641	33,356,423
Microsoft Corp	615,059	82,393,304

	Shares	Value
PTC Inc *	141,606	$12,710,555
salesforce.com Inc *	261,899	39,737,935
ServiceNow Inc *	106,327	29,194,204
Xilinx Inc	115,202	13,584,620

		291,276,819

Total Common Stocks (Cost $1,057,402,652)		1,357,579,336

	Principal Amount

SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $4,440,825; collateralized by U.S. Treasury Notes: 1.750% due 06/15/22 and value $4,532,742)	$4,440,640	4,440,640

Total Short-Term Investment (Cost $4,440,640)		4,440,640

TOTAL INVESTMENTS - 100.2% (Cost $1,061,843,292)		1,362,019,976

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(2,053,170)

NET ASSETS - 100.0%		$1,359,966,806

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	25.6%
Communications	25.5%
Technology	21.4%
Financial	12.9%
Industrial	9.2%
Consumer, Cyclical	3.7%
Others (each less than 3.0%)	1.9%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$21,759,766	$21,759,766	$-	$-
	Communications	346,706,520	315,699,444	31,007,076	-
	Consumer, Cyclical	50,673,721	50,673,721	-	-
	Consumer, Non-Cyclical	347,325,607	347,325,607	-	-
	Financial	174,690,383	174,690,383	-	-
	Industrial	125,146,520	125,146,520	-	-
	Technology	291,276,819	291,276,819	-	-

	Total Common Stocks	1,357,579,336	1,326,572,260	31,007,076	-

	Short-Term Investment	4,440,640	-	4,440,640	-

	Total	$1,362,019,976	$1,326,572,260	$35,447,716	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%

Basic Materials - 3.4%

Air Products & Chemicals Inc	107,423	$24,317,345
PPG Industries Inc	141,057	16,462,762

		40,780,107

Communications - 14.5%

AT&T Inc	630,335	21,122,526
Charter Communications Inc ‘A’ *	78,958	31,202,622
Comcast Corp ‘A’	966,060	40,845,017
DISH Network Corp ‘A’ *	603,000	23,161,230
Fox Corp ‘B’ *	422,086	15,418,802
Motorola Solutions Inc	256,098	42,699,219

		174,449,416

Consumer, Cyclical - 2.1%

The Home Depot Inc	121,706	25,311,197

Consumer, Non-Cyclical - 18.1%

AmerisourceBergen Corp	166,721	14,214,633
Amgen Inc	78,669	14,497,123
Anheuser-Busch InBev SA/NV ADR (Belgium)	244,721	21,660,256
Anthem Inc	112,363	31,709,962
CVS Health Corp	222,239	12,109,803
Johnson & Johnson	176,184	24,538,908
Merck & Co Inc	363,053	30,441,994
Novartis AG ADR (Switzerland)	150,272	13,721,336
Pfizer Inc	375,192	16,253,317
Philip Morris International Inc	237,259	18,631,949
UnitedHealth Group Inc	83,958	20,486,592

		218,265,873

Energy - 7.9%

Chevron Corp	206,357	25,679,065
Exxon Mobil Corp	270,193	20,704,889
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	256,701	16,703,534
Schlumberger Ltd	236,155	9,384,800
Suncor Energy Inc (NYSE) (Canada)	742,375	23,132,405

		95,604,693

Financial - 28.0%

American Express Co	258,115	31,861,716
American Tower Corp REIT	168,373	34,423,860
Bank of America Corp	1,114,786	32,328,794
Berkshire Hathaway Inc ‘B’ *	87,570	18,667,297
Capital One Financial Corp	157,404	14,282,839
JPMorgan Chase & Co	501,642	56,083,576
Marsh & McLennan Cos Inc	222,747	22,219,013
MetLife Inc	248,479	12,341,952
The Bank of New York Mellon Corp	253,760	11,203,504
The Charles Schwab Corp	328,999	13,222,470
The Progressive Corp	199,446	15,941,719
The Travelers Cos Inc	131,201	19,617,173
US Bancorp	623,418	32,667,103
Wells Fargo & Co	480,711	22,747,244

		337,608,260

Industrial - 15.3%

Deere & Co	110,674	18,339,789
Honeywell International Inc	205,705	35,914,036
Illinois Tool Works Inc	192,444	29,022,480
Martin Marietta Materials Inc	80,117	18,435,723
TE Connectivity Ltd	327,045	31,324,370
United Parcel Service Inc ‘B’	197,198	20,364,637
United Technologies Corp	238,041	30,992,938

		184,393,973

	Shares	Value
Technology - 5.9%

Microsoft Corp	281,719	$37,739,077
Oracle Corp	446,036	25,410,671
Xerox Corp	236,130	8,361,363

		71,511,111

Utilities - 1.8%

Sempra Energy	161,480	22,193,811

Total Common Stocks (Cost $841,661,121)		1,170,118,441

	Principal Amount

SHORT-TERM INVESTMENT - 2.9%

Repurchase Agreement - 2.9%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $34,837,095; collateralized by U.S. Treasury Bonds: 1.750% - 2.250% due 03/31/22 - 04/15/22 and value $35,533,145)	$34,835,644	34,835,644

Total Short-Term Investment (Cost $34,835,644)		34,835,644

TOTAL INVESTMENTS - 99.9% (Cost $876,496,765)		1,204,954,085

OTHER ASSETS & LIABILITIES, NET - 0.1%		988,194

NET ASSETS - 100.0%		$1,205,942,279

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	28.0%
Consumer, Non-Cyclical	18.1%
Industrial	15.3%
Communications	14.5%
Energy	7.9%
Technology	5.9%
Basic Materials	3.4%
Others (each less than 3.0%)	6.8%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,170,118,441	$1,170,118,441	$-	$-
	Short-Term Investment	34,835,644	-	34,835,644	-

	Total	$1,204,954,085	$1,170,118,441	$34,835,644	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%

Basic Materials - 0.8%

Ecolab Inc	42,209	$8,333,745

Communications - 13.8%

Amazon.com Inc *	21,543	40,794,471
Booking Holdings Inc *	8,160	15,297,634
Facebook Inc ‘A’ *	184,502	35,608,886
Motorola Solutions Inc	221,998	37,013,727
Verizon Communications Inc	336,217	19,208,077

		147,922,795

Consumer, Cyclical - 10.4%

Best Buy Co Inc	277,336	19,338,639
DR Horton Inc	128,010	5,521,071
Fastenal Co	344,154	11,215,979
General Motors Co	186,780	7,196,633
O’Reilly Automotive Inc *	36,856	13,611,658
Starbucks Corp	240,880	20,192,971
The Home Depot Inc	125,610	26,123,112
Ulta Beauty Inc *	23,880	8,283,733

		111,483,796

Consumer, Non-Cyclical - 22.2%

AstraZeneca PLC ADR (United Kingdom)	234,840	9,694,195
Boston Scientific Corp *	269,943	11,602,150
Church & Dwight Co Inc	193,293	14,121,987
Cintas Corp	31,750	7,533,958
Constellation Brands Inc ‘A’	40,950	8,064,693
DaVita Inc *	62,638	3,524,014
Elanco Animal Health Inc *	672,420	22,727,796
Gilead Sciences Inc	126,522	8,547,826
Laboratory Corp of America Holdings *	27,959	4,834,111
Merck & Co Inc	402,914	33,784,339
Nielsen Holdings PLC	108,443	2,450,812
Philip Morris International Inc	347,962	27,325,456
S&P Global Inc	86,780	19,767,616
The Procter & Gamble Co	219,480	24,065,982
UnitedHealth Group Inc	118,444	28,901,520
Zimmer Biomet Holdings Inc	94,700	11,149,978

		238,096,433

Energy - 4.0%

Magellan Midstream Partners LP	162,078	10,372,992
Schlumberger Ltd	182,170	7,239,436
Suncor Energy Inc (NYSE) (Canada)	800,420	24,941,087

		42,553,515

Financial - 19.3%

AXA Equitable Holdings Inc	1,017,243	21,260,379
Berkshire Hathaway Inc ‘B’ *	119,446	25,462,304
Capital One Financial Corp	81,370	7,383,514
Danske Bank AS (Denmark)	322,787	5,114,009
Intercontinental Exchange Inc	197,642	16,985,354
JPMorgan Chase & Co	429,773	48,048,621
Prologis Inc REIT	411,701	32,977,250
SunTrust Banks Inc	153,651	9,656,965
SVB Financial Group *	44,480	9,989,763
The Progressive Corp	152,416	12,182,611
Tradeweb Markets Inc ‘A’	93,020	4,075,206
Visa Inc ‘A’	79,602	13,814,927

		206,950,903

Industrial - 9.7%

Agilent Technologies Inc	227,920	17,018,787
Illinois Tool Works Inc	93,003	14,025,783
Lockheed Martin Corp	98,830	35,928,658

	Shares	Value
Republic Services Inc	158,688	$13,748,728
Union Pacific Corp	140,249	23,717,508

		104,439,464

Technology - 15.6%

Amdocs Ltd	230,358	14,302,928
Apple Inc	31,374	6,209,542
Applied Materials Inc	388,444	17,445,020
Cerner Corp	68,817	5,044,286
DXC Technology Co	102,324	5,643,169
Microsoft Corp	571,914	76,613,599
NetApp Inc	144,170	8,895,289
QUALCOMM Inc	226,440	17,225,291
ServiceNow Inc *	34,259	9,406,494
Texas Instruments Inc	59,250	6,799,530

		167,585,148

Utilities - 1.4%

Duke Energy Corp	169,030	14,915,207

Total Common Stocks (Cost $886,218,770)		1,042,281,006

	Principal Amount

SHORT-TERM INVESTMENT - 1.9%

Repurchase Agreement - 1.9%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $20,046,719; collateralized by U.S. Treasury Notes: 1.750% due 06/15/22 and value $20,449,930)	$20,045,884	20,045,884

Total Short-Term Investment (Cost $20,045,884)		20,045,884

TOTAL INVESTMENTS - 99.1% (Cost $906,264,654)		1,062,326,890

OTHER ASSETS & LIABILITIES, NET - 0.9%		9,661,595

NET ASSETS - 100.0%		$1,071,988,485

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	22.2%
Financial	19.3%
Technology	15.6%
Communications	13.8%
Consumer, Cyclical	10.4%
Industrial	9.7%
Energy	4.0%
Others (each less than 3.0%)	4.1%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

MAIN STREET CORE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$8,333,745	$8,333,745	$-	$-
	Communications	147,922,795	147,922,795	-	-
	Consumer, Cyclical	111,483,796	111,483,796	-	-
	Consumer, Non-Cyclical	238,096,433	238,096,433	-	-
	Energy	42,553,515	42,553,515	-	-
	Financial	206,950,903	201,836,894	5,114,009	-
	Industrial	104,439,464	104,439,464	-	-
	Technology	167,585,148	167,585,148	-	-
	Utilities	14,915,207	14,915,207	-	-

	Total Common Stocks	1,042,281,006	1,037,166,997	5,114,009	-

	Short-Term Investment	20,045,884	-	20,045,884	-

	Total	$1,062,326,890	$1,037,166,997	$25,159,893	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Basic Materials - 4.7%

Agnico Eagle Mines Ltd (Canada)	66,458	$3,405,308
Albemarle Corp	47,492	3,343,912
CF Industries Holdings Inc	150,707	7,039,524
Huntsman Corp	283,383	5,792,348
Kirkland Lake Gold Ltd (Canada)	380,168	16,316,811
Newmont Goldcorp Corp	172,965	6,653,963
Westlake Chemical Corp	110,093	7,647,060

		50,198,926

Communications - 5.8%

Arista Networks Inc *	52,914	13,737,533
eBay Inc	282,578	11,161,831
Expedia Group Inc	36,708	4,883,265
IAC/InterActiveCorp *	32,334	7,033,615
Match Group Inc *	67,166	4,518,257
Palo Alto Networks Inc *	15,954	3,250,787
Proofpoint Inc *	68,564	8,244,821
Sprint Corp *	674,556	4,431,833
Twitter Inc *	135,561	4,731,079

		61,993,021

Consumer, Cyclical - 15.4%

Alaska Air Group Inc	133,887	8,556,718
Allison Transmission Holdings Inc	38,106	1,766,213
American Eagle Outfitters Inc	256,998	4,343,266
Casey’s General Stores Inc	62,815	9,798,512
Copart Inc *	50,873	3,802,248
Darden Restaurants Inc	68,376	8,323,410
DR Horton Inc	187,369	8,081,225
Floor & Decor Holdings Inc ‘A’ *	276,938	11,603,702
Hilton Grand Vacations Inc *	138,858	4,418,462
JetBlue Airways Corp *	451,717	8,352,247
Lear Corp	44,639	6,216,873
Live Nation Entertainment Inc *	57,081	3,781,616
Lululemon Athletica Inc *	37,948	6,838,609
O’Reilly Automotive Inc *	8,883	3,280,670
PulteGroup Inc	228,100	7,212,522
Ralph Lauren Corp	17,603	1,999,525
Ross Stores Inc	106,722	10,578,285
Royal Caribbean Cruises Ltd	51,805	6,279,284
Southwest Airlines Co	50,013	2,539,660
Spirit Airlines Inc *	230,313	10,992,839
Tapestry Inc	23,212	736,517
The Madison Square Garden Co ‘A’ *	32,489	9,094,971
Thor Industries Inc	99,520	5,816,944
Tractor Supply Co	55,186	6,004,237
Ulta Beauty *	22,484	7,799,475
Vail Resorts Inc	18,573	4,145,122
WW Grainger Inc	11,256	3,019,197

		165,382,349

Consumer, Non-Cyclical - 9.7%

ABIOMED Inc *	57,864	15,072,993
BioMarin Pharmaceutical Inc *	29,701	2,543,891
Centene Corp *	355,340	18,634,030
Edwards Lifesciences Corp *	24,486	4,523,544
Humana Inc	20,322	5,391,427
Ionis Pharmaceuticals Inc *	20,765	1,334,566
Jazz Pharmaceuticals PLC * (Ireland)	23,638	3,369,833
Masimo Corp *	59,740	8,890,507
Molina Healthcare Inc *	34,098	4,880,788
Moody’s Corp	27,430	5,357,353
Robert Half International Inc	50,522	2,880,259
Supernus Pharmaceuticals Inc *	102,630	3,396,027
Teleflex Inc	18,120	6,000,438

	Shares	Value
Tyson Foods Inc ‘A’	64,556	$5,212,251
United Rentals Inc *	124,938	16,570,527

		104,058,434

Energy - 4.0%

Diamondback Energy Inc	52,920	5,766,693
Encana Corp (NYSE) (Canada)	921,378	4,726,669
Parsley Energy Inc ‘A’ *	209,223	3,977,329
Patterson-UTI Energy Inc	443,970	5,110,095
PBF Energy Inc ‘A’	181,003	5,665,394
Pioneer Natural Resources Co	24,905	3,831,883
Valero Energy Corp	156,116	13,365,091
WPX Energy Inc *	99,169	1,141,435

		43,584,589

Financial - 25.3%

AGNC Investment Corp REIT	2,296,128	38,620,873
Arch Capital Group Ltd *	228,150	8,459,802
AvalonBay Communities Inc REIT	60,010	12,192,832
Brown & Brown Inc	64,043	2,145,441
Citizens Financial Group Inc	386,030	13,650,021
Comerica Inc	49,545	3,598,949
Cousins Properties Inc REIT	283,311	10,247,359
EPR Properties REIT	187,820	14,009,494
Evercore Inc ‘A’	126,379	11,193,388
Everest Re Group Ltd	50,134	12,392,122
First Horizon National Corp	524,850	7,836,010
Healthcare Realty Trust Inc REIT	202,902	6,354,891
Host Hotels & Resorts Inc REIT	967,493	17,627,722
Lamar Advertising Co ‘A’ REIT	57,289	4,623,795
LendingTree Inc *	8,344	3,504,730
Lincoln National Corp	76,911	4,956,914
Marsh & McLennan Cos Inc	238,204	23,760,849
Mid-America Apartment Communities Inc REIT	160,128	18,856,673
Omega Healthcare Investors Inc REIT	260,768	9,583,224
Synovus Financial Corp	63,477	2,221,695
The Hanover Insurance Group Inc	37,873	4,859,106
The Hartford Financial Services Group Inc	57,324	3,194,093
Umpqua Holdings Corp	239,770	3,977,784
Voya Financial Inc	317,529	17,559,354
White Mountains Insurance Group Ltd	6,091	6,221,713
WR Berkley Corp	166,914	11,004,640

		272,653,474

Industrial - 11.1%

Acuity Brands Inc	19,379	2,672,558
Aerojet Rocketdyne Holdings Inc *	145,957	6,534,495
AGCO Corp	45,243	3,509,499
BWX Technologies Inc	158,616	8,263,894
Dycom Industries Inc *	41,932	2,468,537
Eagle Materials Inc	115,805	10,735,123
Hexcel Corp	100,814	8,153,836
Huntington Ingalls Industries Inc	22,844	5,133,961
Keysight Technologies Inc *	51,764	4,648,925
Kirby Corp *	19,285	1,523,515
L3 Technologies Inc	7,542	1,849,072
L3Harris Technologies Inc	61,083	11,552,628
Martin Marietta Materials Inc	34,419	7,920,156
Masco Corp	127,985	5,022,131
Owens Corning	74,539	4,338,170
Textron Inc	98,123	5,204,444
The Timken Co	154,256	7,919,503
Universal Display Corp	19,496	3,666,418
Vulcan Materials Co	60,881	8,359,570
Xylem Inc	120,564	10,083,973

		119,560,408

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Technology - 10.0%

Advanced Micro Devices Inc *	467,171	$14,187,983
Analog Devices Inc	48,234	5,444,172
Aspen Technology Inc *	35,529	4,415,544
DXC Technology Co	149,916	8,267,867
Jack Henry & Associates Inc	21,523	2,882,360
ON Semiconductor Corp *	212,007	4,284,662
Paychex Inc	49,361	4,061,917
RealPage Inc *	83,227	4,897,909
Science Applications International Corp	52,867	4,576,168
ServiceNow Inc *	51,977	14,271,325
Splunk Inc *	154,711	19,454,908
Workday Inc ‘A’ *	37,827	7,776,475
Xilinx Inc	37,323	4,401,128
Zebra Technologies Corp ‘A’ *	39,813	8,340,425

		107,262,843

Utilities - 12.9%

American Water Works Co Inc	91,449	10,608,084
Atmos Energy Corp	172,801	18,240,874
CMS Energy Corp	385,911	22,348,106
ONE Gas Inc	145,265	13,117,429
Portland General Electric Co	168,077	9,104,731
WEC Energy Group Inc	430,900	35,924,133
Xcel Energy Inc	501,923	29,859,399

		139,202,756

Total Common Stocks (Cost $1,016,858,238)		1,063,896,800

	Principal Amount

SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $8,646,716; collateralized by U.S. Treasury Notes: 1.750% due 06/15/22 and value $8,820,065)	$8,646,355	8,646,355

Total Short-Term Investment (Cost $8,646,355)		8,646,355

TOTAL INVESTMENTS - 99.7% (Cost $1,025,504,593)		1,072,543,155

OTHER ASSETS & LIABILITIES, NET - 0.3%		3,081,125

NET ASSETS - 100.0%		$1,075,624,280

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	25.3%
Consumer, Cyclical	15.4%
Utilities	12.9%
Industrial	11.1%
Technology	10.0%
Consumer, Non-Cyclical	9.7%
Communications	5.8%
Basic Materials	4.7%
Energy	4.0%
Others (each less than 3.0%)	0.8%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,063,896,800	$1,063,896,800	$-	$-
	Short-Term Investment	8,646,355	-	8,646,355	-

	Total	$1,072,543,155	$1,063,896,800	$8,646,355	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Basic Materials - 2.9%

Axalta Coating Systems Ltd *	551,469	$16,417,232
RPM International Inc	186,320	11,386,015

		27,803,247

Communications - 8.3%

Arista Networks Inc *	59,043	15,328,744
GrubHub Inc *	198,209	15,458,320
MercadoLibre Inc * (Argentina)	29,816	18,240,534
Palo Alto Networks Inc *	63,352	12,908,604
Proofpoint Inc *	68,436	8,229,429
Twitter Inc *	255,439	8,914,821

		79,080,452

Consumer, Cyclical - 21.9%

BorgWarner Inc	385,242	16,172,459
Burberry Group PLC (United Kingdom)	442,851	10,496,528
Chipotle Mexican Grill Inc *	35,679	26,148,425
Dunkin’ Brands Group Inc	214,511	17,087,946
Fastenal Co	585,022	19,065,867
Lululemon Athletica Inc *	98,355	17,724,555
National Vision Holdings Inc *	290,401	8,924,023
Nordstrom Inc	105,559	3,363,110
O’Reilly Automotive Inc *	42,884	15,837,919
The Scotts Miracle-Gro Co	121,786	11,995,921
Tiffany & Co	144,156	13,498,768
Tractor Supply Co	258,771	28,154,285
Ulta Beauty *	55,826	19,365,481

		207,835,287

Consumer, Non-Cyclical - 26.7%

ABIOMED Inc *	55,507	14,459,018
BioMarin Pharmaceutical Inc *	105,411	9,028,452
CoStar Group Inc *	59,455	32,941,637
DexCom Inc *	116,695	17,485,579
Edwards Lifesciences Corp *	98,320	18,163,637
Glaukos Corp *	161,535	12,179,739
Intuitive Surgical Inc * ‡	30,060	15,767,973
Laboratory Corp of America Holdings *	74,442	12,871,022
MarketAxess Holdings Inc	63,851	20,522,988
Seattle Genetics Inc *	138,580	9,591,122
Sprouts Farmers Market Inc *	625,709	11,819,643
Square Inc ‘A’ *	263,201	19,089,969
The Hershey Co	85,828	11,503,527
TransUnion	282,492	20,765,987
Zoetis Inc	237,059	26,903,826

		253,094,119

Financial - 3.2%

Cboe Global Markets Inc	46,823	4,852,267
First Republic Bank	168,149	16,419,750
SVB Financial Group *	41,793	9,386,290

		30,658,307

Industrial - 16.4%

Agilent Technologies Inc	146,472	10,937,064
AO Smith Corp	289,421	13,649,094
Coherent Inc *	46,338	6,319,113
Fortive Corp	217,899	17,763,127
Gardner Denver Holdings Inc *	208,952	7,229,739
IDEX Corp	99,385	17,108,134
Keysight Technologies Inc *	235,112	21,115,409
L3Harris Technologies Inc	81,716	15,454,947
Novanta Inc *	37,272	3,514,750
The Middleby Corp *	134,666	18,274,176
Trex Co Inc *	154,080	11,047,536
Universal Display Corp	69,118	12,998,331

		155,411,420

	Shares	Value
Technology - 19.9%

Cerner Corp	235,694	$17,276,370
Crowdstrike Holdings Inc ‘A’ *	7,057	481,923
DocuSign Inc *	116,486	5,790,519
Electronic Arts Inc * ‡	255,240	25,845,602
Guidewire Software Inc *	185,813	18,837,722
Jack Henry & Associates Inc	57,093	7,645,895
Maxim Integrated Products Inc	268,104	16,037,981
Microchip Technology Inc	189,655	16,443,088
Monolithic Power Systems Inc	106,621	14,476,999
ServiceNow Inc *	82,748	22,720,118
Teradyne Inc	392,305	18,795,333
Twilio Inc ‘A’ *	102,499	13,975,739
Tyler Technologies Inc *	48,825	10,547,177

		188,874,466

Total Common Stocks (Cost $757,258,632)		942,757,298

	Principal Amount

SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $7,635,866; collateralized by U.S. Treasury Notes: 1.750% due 06/15/22 and value $7,788,303)	$7,635,547	7,635,547

Total Short-Term Investment (Cost $7,635,547)		7,635,547

TOTAL INVESTMENTS - 100.1% (Cost $764,894,179)		950,392,845

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(685,580)

NET ASSETS - 100.0%		$949,707,265

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	26.7%
Consumer, Cyclical	21.9%
Technology	19.9%
Industrial	16.4%
Communications	8.3%
Financial	3.2%
Others (each less than 3.0%)	3.7%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$27,803,247	$27,803,247	$-	$-
	Communications	79,080,452	79,080,452	-	-
	Consumer, Cyclical	207,835,287	197,338,759	10,496,528	-
	Consumer, Non-Cyclical	253,094,119	253,094,119	-	-
	Financial	30,658,307	30,658,307	-	-
	Industrial	155,411,420	155,411,420	-	-
	Technology	188,874,466	188,874,466	-	-

	Total Common Stocks	942,757,298	932,260,770	10,496,528	-

	Short-Term Investment	7,635,547	-	7,635,547	-

	Total	$950,392,845	$932,260,770	$18,132,075	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%

Basic Materials - 2.3%

FMC Corp	121,269	$10,059,264
Nutrien Ltd (Canada)	156,979	8,392,097
The Mosaic Co	194,543	4,869,411

		23,320,772

Communications - 4.2%

Altice USA Inc ‘A’ *	193,759	4,718,032
eBay Inc	302,569	11,951,475
Expedia Group Inc	81,590	10,853,918
Fox Corp ‘A’ *	227,595	8,339,081
Liberty Global PLC ‘C’ * (United Kingdom)	157,308	4,173,381
Omnicom Group Inc	39,068	3,201,623

		43,237,510

Consumer, Cyclical - 7.6%

AutoZone Inc *	3,421	3,761,287
Delta Air Lines Inc	95,101	5,396,982
Dollar Tree Inc *	30,396	3,264,226
Hasbro Inc	25,905	2,737,640
HD Supply Holdings Inc *	184,931	7,449,021
IAA Inc *	123,264	4,780,178
KAR Auction Services Inc	123,264	3,081,600
Lear Corp	33,015	4,597,999
PACCAR Inc	59,236	4,244,852
Ross Stores Inc	56,818	5,631,800
Southwest Airlines Co	207,892	10,556,756
WABCO Holdings Inc *	49,676	6,587,037
WESCO International Inc *	56,295	2,851,342
Wyndham Destinations Inc	113,182	4,968,690
Wyndham Hotels & Resorts Inc	153,942	8,580,727

		78,490,137

Consumer, Non-Cyclical - 14.7%

AmerisourceBergen Corp	84,024	7,163,886
Avantor Inc *	205,171	3,916,714
Avery Dennison Corp	79,231	9,165,442
Boston Scientific Corp *	125,243	5,382,944
Centene Corp *	130,523	6,844,626
Coca-Cola European Partners PLC (United Kingdom)	90,790	5,129,635
Corteva Inc	113,137	3,345,461
DaVita Inc *	65,181	3,667,083
Global Payments Inc	39,401	6,309,282
Humana Inc	27,429	7,276,914
ICON PLC * (Ireland)	57,518	8,856,046
IQVIA Holdings Inc *	71,457	11,497,431
Jazz Pharmaceuticals PLC * (Ireland)	37,808	5,389,909
Laboratory Corp of America Holdings *	56,873	9,833,342
ManpowerGroup Inc	61,591	5,949,691
McKesson Corp	65,778	8,839,905
Molina Healthcare Inc *	23,012	3,293,938
Moody’s Corp	32,078	6,265,154
Nomad Foods Ltd * (United Kingdom)	328,177	7,009,861
Robert Half International Inc	120,194	6,852,260
Tyson Foods Inc ‘A’	55,825	4,507,311
Universal Health Services Inc ‘B’	54,784	7,143,286
Zimmer Biomet Holdings Inc	70,096	8,253,103

		151,893,224

Energy - 4.4%

Apergy Corp *	112,980	3,789,349
Cimarex Energy Co	122,349	7,258,966
Diamondback Energy Inc	62,032	6,759,627
Marathon Oil Corp	308,825	4,388,403
Marathon Petroleum Corp	100,724	5,628,457
Noble Energy Inc	272,259	6,098,602

	Shares	Value
Pioneer Natural Resources Co	29,436	$4,529,023
Valero Energy Corp	85,267	7,299,708

		45,752,135

Financial - 33.0%

Aflac Inc	55,751	3,055,712
Air Lease Corp	76,011	3,142,295
Alleghany Corp *	29,512	20,100,918
Alliance Data Systems Corp	22,154	3,104,440
American Homes 4 Rent ‘A’ REIT	172,114	4,184,091
Aon PLC	83,088	16,034,322
Boston Properties Inc REIT	118,276	15,257,604
Discover Financial Services	248,698	19,296,478
Douglas Emmett Inc REIT	194,335	7,742,306
Duke Realty Corp REIT	277,768	8,780,247
E*TRADE Financial Corp	218,711	9,754,511
East West Bancorp Inc	229,820	10,748,682
Equity Residential REIT	156,748	11,900,308
Everest Re Group Ltd	42,161	10,421,356
Fifth Third Bancorp	426,013	11,885,763
Huntington Bancshares Inc	1,009,555	13,952,050
KeyCorp	639,700	11,354,675
Kilroy Realty Corp REIT	65,801	4,856,772
Loews Corp	118,478	6,477,192
Marsh & McLennan Cos Inc	69,396	6,922,251
Navient Corp	275,619	3,762,199
Prologis Inc REIT	121,072	9,697,867
Raymond James Financial Inc	52,163	4,410,382
Regency Centers Corp REIT	142,940	9,539,816
Regions Financial Corp	600,886	8,977,237
Reinsurance Group of America Inc	101,062	15,768,704
Retail Properties of America Inc ‘A’ REIT	316,214	3,718,677
SL Green Realty Corp REIT	138,547	11,135,022
SLM Corp	444,899	4,324,418
State Street Corp	53,856	3,019,167
SunTrust Banks Inc	224,630	14,117,996
Synchrony Financial	120,646	4,182,797
TD Ameritrade Holding Corp	296,236	14,788,101
The Allstate Corp	114,570	11,650,623
The Travelers Cos Inc	51,625	7,718,970
Torchmark Corp	51,809	4,634,833
WR Berkley Corp	166,303	10,964,357

		341,383,139

Industrial - 15.6%

AMETEK Inc	180,762	16,420,420
Arrow Electronics Inc *	72,745	5,184,536
CH Robinson Worldwide Inc	37,888	3,195,853
Crown Holdings Inc *	55,614	3,398,015
Curtiss-Wright Corp	41,688	5,299,795
Dover Corp	148,047	14,834,309
Eaton Corp PLC	105,927	8,821,601
EnerSys	38,038	2,605,603
Flex Ltd *	330,144	3,159,478
Gentex Corp	178,110	4,383,287
Graphic Packaging Holding Co	362,829	5,072,349
Hubbell Inc	26,067	3,399,137
Huntington Ingalls Industries Inc	28,152	6,326,881
ITT Inc	109,124	7,145,440
Kansas City Southern	74,978	9,133,820
L3Harris Technologies Inc *	68,274	12,912,662
Masco Corp	119,796	4,700,795
Owens Corning	71,218	4,144,888
Parker-Hannifin Corp	62,276	10,587,543
Spirit AeroSystems Holdings Inc ‘A’	63,065	5,131,599
TE Connectivity Ltd	187,719	17,979,726
Textron Inc	60,237	3,194,970
The Timken Co	86,313	4,431,309

		161,464,016

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Technology - 9.3%

Activision Blizzard Inc	117,055	$5,524,996
Amdocs Ltd	66,820	4,148,854
CDK Global Inc	108,111	5,345,008
Change Healthcare Inc *	214,078	3,125,539
Fidelity National Information Services Inc	123,009	15,090,744
First Data Corp ‘A’ *	96,181	2,603,620
Hewlett Packard Enterprise Co	270,925	4,050,329
KLA-Tencor Corp	57,300	6,772,860
Leidos Holdings Inc	118,938	9,497,199
Marvell Technology Group Ltd	170,813	4,077,306
NetApp Inc	49,025	3,024,842
NetEase Inc ADR (China)	16,376	4,188,489
NXP Semiconductors NV (Netherlands)	57,301	5,593,151
Qorvo Inc *	89,926	5,989,971
Science Applications International Corp	71,278	6,169,824
Take-Two Interactive Software Inc *	24,366	2,766,272
Western Digital Corp	46,595	2,215,592
Xerox Corp	182,396	6,458,642

		96,643,238

Utilities - 6.7%

Alliant Energy Corp	61,828	3,034,518
American Electric Power Co Inc	56,192	4,945,458
DTE Energy Co	95,815	12,252,822
Edison International	71,810	4,840,712
Entergy Corp	107,123	11,026,171
Evergy Inc	96,361	5,796,114
Pinnacle West Capital Corp	94,364	8,878,709
Vistra Energy Corp	257,297	5,825,204
Xcel Energy Inc	211,708	12,594,509

		69,194,217

Total Common Stocks (Cost $928,420,288)		1,011,378,388

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.0%

Repurchase Agreement - 2.0%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $20,382,538; collateralized by U.S. Treasury Notes: 1.750% due 05/31/22 - 06/15/22 and value $20,793,547)	$20,381,688	$20,381,688

Total Short-Term Investment (Cost $20,381,688)		20,381,688

TOTAL INVESTMENTS - 99.8% (Cost $948,801,976)		1,031,760,076

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,261,503

NET ASSETS - 100.0%		$1,034,021,579

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	33.0%
Industrial	15.6%
Consumer, Non-Cyclical	14.7%
Technology	9.3%
Consumer, Cyclical	7.6%
Utilities	6.7%
Energy	4.4%
Communications	4.2%
Others (each less than 3.0%)	4.3%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,011,378,388	$1,011,378,388	$-	$-
	Short-Term Investment	20,381,688	-	20,381,688	-

	Total	$1,031,760,076	$1,011,378,388	$20,381,688	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Summary Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Corium International Inc - Contingent Value Rights *	409	$74
Hertz Global Holdings Inc Exp 07/12/19 *	6,877	13,410

		13,484

Industrial - 0.0%

Babcock & Wilcox Enterprises Inc Exp 07/18/19 *	4,111	174

Total Rights (Cost $9,568)		13,658

COMMON STOCKS - 97.6%

Basic Materials - 6.2%

Carpenter Technology Corp	49,551	2,377,457
Minerals Technologies Inc	48,032	2,570,192
OceanaGold Corp (Australia)	989,154	2,704,113
PH Glatfelter Co	109,462	1,847,719
Reliance Steel & Aluminum Co	14,997	1,419,016
Other securities		4,145,385

		15,063,882

Communications - 2.5%

Finisar Corp *	73,468	1,680,213
Other securities		4,355,893

		6,036,106

Consumer, Cyclical - 10.9%

Carter’s Inc	18,718	1,825,754
Cinemark Holdings Inc	61,245	2,210,944
LCI Industries	28,275	2,544,750
Toll Brothers Inc	29,826	1,092,228
Wyndham Hotels & Resorts Inc	35,200	1,962,048
Other securities		16,880,765

		26,516,489

Consumer, Non-Cyclical - 7.6%

Cambrex Corp *	42,227	1,976,646
Huron Consulting Group Inc *	25,710	1,295,270
Maple Leaf Foods Inc (Canada)	148,602	3,254,481
Other securities		12,078,374

		18,604,771

Diversified - 0.0%

Other security		25,009

Energy - 4.9%

Hunting PLC (United Kingdom)	398,369	2,590,633
Other securities		9,255,428

		11,846,061

Financial - 37.1%

Atlantic Union Bankshares Corp	32,044	1,132,115
Brandywine Realty Trust REIT	117,159	1,677,717
Bryn Mawr Bank Corp	67,593	2,522,571
Chemical Financial Corp	46,703	1,919,960
Columbia Banking System Inc	80,971	2,929,531
First Horizon National Corp	192,252	2,870,322
Glacier Bancorp Inc	31,456	1,275,541
Highwoods Properties Inc REIT	55,051	2,273,606

	Shares	Value
Horace Mann Educators Corp	86,154	$3,471,145
Lakeland Financial Corp	57,371	2,686,684
LTC Properties Inc REIT	36,493	1,666,270
McGrath RentCorp	49,788	3,094,324
Old Republic International Corp	106,797	2,390,117
Peoples Bancorp Inc	39,341	1,269,141
Retail Properties of America Inc ‘A’ REIT	195,826	2,302,914
Sunstone Hotel Investors Inc REIT	166,977	2,289,255
The First of Long Island Corp	72,646	1,458,732
The Hanover Insurance Group Inc	26,281	3,371,852
Washington Trust Bancorp Inc	25,358	1,323,180
Other securities		48,389,134

		90,314,111

Industrial - 20.1%

Advanced Energy Industries Inc *	43,298	2,436,378
Coherent Inc *	21,397	2,917,909
Eagle Materials Inc	35,437	3,285,010
Federal Signal Corp	44,541	1,191,472
Gibraltar Industries Inc *	86,890	3,506,880
Kennametal Inc	69,522	2,571,619
Mueller Industries Inc	32,698	957,070
Mueller Water Products Inc ‘A’	314,849	3,091,817
Oshkosh Corp	24,200	2,020,458
Plexus Corp *	54,725	3,194,298
Regal Beloit Corp	37,269	3,045,250
Rexnord Corp *	53,682	1,622,270
Universal Forest Products Inc	62,063	2,362,118
Other securities		16,796,248

		48,998,797

Technology - 3.4%

MKS Instruments Inc	20,520	1,598,303
Other securities		6,640,510

		8,238,813

Utilities - 4.9%

Black Hills Corp	34,967	2,733,370
Spire Inc	31,627	2,654,138
Other securities		6,651,491

		12,038,999

Total Common Stocks (Cost $238,951,510)		237,683,038

	Principal Amount

CORPORATE BONDS & NOTES - 0.5%

Energy - 0.3%

Unit Corp 6.625% due 05/15/21	$668,000	606,210

Industrial - 0.2%

Mueller Industries Inc 6.000% due 03/01/27	482,000	485,615

Total Corporate Bonds & Notes (Cost $1,100,946)		1,091,825

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 2.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $2,477,611; collateralized by U.S. Treasury Notes: 1.750% due 05/31/22 - 06/15/22 and value $2,534,159)	$2,477,508	$2,477,508

U.S. Government Agency Issue - 1.0%

Federal Home Loan Bank 2.130% due 07/01/19	2,490,000	2,490,000

Total Short-Term Investments (Cost $4,967,508)		4,967,508

TOTAL INVESTMENTS - 100.1% (Cost $245,029,532)		243,756,029

DERIVATIVES - 0.0%
(See Note (d) in Notes to Schedule of Investments)		27,689

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(215,272)

NET ASSETS - 100.0%		$243,568,446

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	37.1%
Industrial	20.3%
Consumer, Cyclical	10.9%
Consumer, Non-Cyclical	7.6%
Basic Materials	6.2%
Energy	5.2%
Utilities	4.9%
Technology	3.4%
Others (each less than 3.0%)	4.5%

	100.1%
Derivatives	0.0%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)

Other securities represent the Fund’s securities not identified as top-fifty holdings and issuers in terms of value, and individually not exceeding one percent of the Fund’s net assets as of June 30, 2019.

(c)

A Summary Schedule of Investments is presented for this Fund. For information on availability of a complete Schedule of Investments, refer to the Where To Go For More Information section of this report.

(d)	Open futures contracts outstanding as of June 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	09/19	18	$1,382,701	$1,410,390	$27,689

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Consumer, Non-Cyclical	$13,484	$13,410	$74	$-
	Industrial	174	174	-	-

	Total Rights	13,658	13,584	74	-

	Common Stocks
	Basic Materials	15,063,882	15,063,882	-	-
	Communications	6,036,106	6,036,106	-	-
	Consumer, Cyclical	26,516,489	26,516,489	-	-
	Consumer, Non-Cyclical	18,604,771	18,604,771	-	-
	Diversified	25,009	25,009
	Energy	11,846,061	9,255,428	2,590,633	-
	Financial	90,314,111	90,314,111	-	-
	Industrial	48,998,797	48,998,797	-	-
	Technology	8,238,813	8,238,813	-	-
	Utilities	12,038,999	12,038,999	-	-

	Total Common Stocks	237,683,038	235,092,405	2,590,633	-

	Corporate Bonds & Notes	1,091,825	-	1,091,825	-
	Short-Term Investments	4,967,508	-	4,967,508	-
	Derivatives:
	Equity Contracts
	Futures	27,689	27,689	-	-

	Total	$243,783,718	$235,133,678	$8,650,040	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Basic Materials - 2.8%

Kaiser Aluminum Corp	6,442	$628,804
PolyOne Corp	18,516	581,217
Rogers Corp *	3,517	606,964

		1,816,985

Communications - 7.0%

NETGEAR Inc *	20,062	507,368
Shutterfly Inc *	15,463	781,655
Sinclair Broadcast Group Inc ‘A’	13,838	742,132
Viavi Solutions Inc *	60,193	799,965
Vonage Holdings Corp *	85,285	966,279
Yelp Inc *	21,685	741,193

		4,538,592

Consumer, Cyclical - 13.8%

BJ’s Restaurants Inc	13,827	607,558
BJ’s Wholesale Club Holdings Inc *	34,882	920,885
Bloomin’ Brands Inc	38,830	734,275
Dine Brands Global Inc	7,049	672,968
G-III Apparel Group Ltd *	19,309	568,071
iRobot Corp *	5,836	534,811
Lithia Motors Inc ‘A’	7,085	841,556
SeaWorld Entertainment Inc *	29,191	904,921
Shake Shack Inc ‘A’ *	11,935	861,707
Sleep Number Corp *	13,858	559,725
Steven Madden Ltd	18,215	618,399
The Children’s Place Inc	6,526	622,450
Wolverine World Wide Inc	18,624	512,905

		8,960,231

Consumer, Non-Cyclical - 35.4%

Aaron’s Inc	9,453	580,509
Acadia Healthcare Co Inc *	18,288	639,166
Amedisys Inc *	6,112	742,058
Amicus Therapeutics Inc *	51,484	642,520
AMN Healthcare Services Inc *	12,576	682,248
Amphastar Pharmaceuticals Inc *	17,919	378,270
Avanos Medical Inc *	10,810	471,424
BioScrip Inc *	110,377	286,980
BioTelemetry Inc *	11,629	559,936
Cardtronics PLC ‘A’ *	26,662	728,406
Chegg Inc *	25,706	991,995
Esperion Therapeutics Inc *	10,570	491,716
FibroGen Inc *	11,849	535,338
Green Dot Corp ‘A’ *	15,635	764,551
Harsco Corp *	26,013	713,797
Heron Therapeutics Inc *	24,390	453,410
Horizon Therapeutics PLC *	51,732	1,244,672
Insperity Inc	7,864	960,509
iRhythm Technologies Inc *	9,275	733,467
J&J Snack Foods Corp	3,966	638,328
LHC Group Inc *	8,133	972,544
LivaNova PLC *	9,184	660,881
LiveRamp Holdings Inc *	13,344	646,917
Merit Medical Systems Inc *	12,587	749,682
Myriad Genetics Inc *	21,237	589,964
NuVasive Inc *	9,170	536,812
Orthofix Medical Inc *	11,899	629,219
Performance Food Group Co *	24,313	973,249
PTC Therapeutics Inc *	11,049	497,205
Quidel Corp *	12,787	758,525
Revance Therapeutics Inc *	17,804	230,918
Supernus Pharmaceuticals Inc *	21,171	700,548
Syneos Health Inc *	13,672	698,502
Ultragenyx Pharmaceutical Inc *	10,869	690,182
Vanda Pharmaceuticals Inc *	25,412	358,055

		22,932,503

Energy - 0.6%

Matador Resources Co *	19,424	386,149

	Shares	Value

Financial - 7.1%

Blucora Inc *	23,980	$728,272
BrightSphere Investment Group PLC	32,881	375,172
Deluxe Corp	16,827	684,186
Essent Group Ltd *	17,224	809,356
Pacific Premier Bancorp Inc	13,548	418,362
PS Business Parks Inc REIT	4,515	760,913
Ryman Hospitality Properties Inc REIT	9,898	802,629

		4,578,890

Industrial - 14.1%

Aerojet Rocketdyne Holdings Inc *	17,386	778,371
American Woodmark Corp *	7,416	627,542
Astronics Corp *	14,826	596,302
EnPro Industries Inc	8,807	562,239
Generac Holdings Inc *	14,627	1,015,260
Masonite International Corp *	8,761	461,530
MasTec Inc *	15,082	777,175
MYR Group Inc *	12,547	468,630
Saia Inc *	9,503	614,559
SPX Corp *	25,132	829,859
Tetra Tech Inc	11,044	867,506
Trinseo SA	9,462	400,621
US Concrete Inc *	9,629	478,465
US Ecology Inc	10,768	641,127

		9,119,186

Technology - 16.6%

Allscripts Healthcare Solutions Inc *	63,369	736,982
Benefitfocus Inc *	12,176	330,578
Bottomline Technologies DE Inc *	19,731	872,900
Cloudera Inc *	58,911	309,872
CommVault Systems Inc *	12,439	617,223
Cornerstone OnDemand Inc *	18,678	1,082,017
Glu Mobile Inc *	116,430	835,967
j2 Global Inc	12,656	1,124,992
Lumentum Holdings Inc *	10,713	572,181
MaxLinear Inc *	17,000	398,480
Qualys Inc *	8,318	724,331
RealPage Inc *	8,926	525,295
Silicon Laboratories Inc *	8,317	859,978
SPS Commerce Inc *	7,267	742,760
Virtusa Corp *	14,527	645,435
Xperi Corp	20,431	420,674

		10,799,665

Total Common Stocks (Cost $56,078,669)		63,132,201

	Principal Amount

SHORT-TERM INVESTMENT - 2.2%

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $1,404,740; collateralized by U.S. Treasury Notes: 1.875% due 03/31/22 and value $1,437,400)	$1,404,681	1,404,681

Total Short-Term Investment (Cost $1,404,681)		1,404,681

TOTAL INVESTMENTS - 99.6% (Cost $57,483,350)		64,536,882

OTHER ASSETS & LIABILITIES, NET - 0.4%		280,475

NET ASSETS - 100.0%		$64,817,357

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	35.4%
Technology	16.6%
Industrial	14.1%
Consumer, Cyclical	13.8%
Financial	7.1%
Communications	7.0%
Others (each less than 3.0%)	5.6%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$63,132,201	$63,132,201	$-	$-
	Short-Term Investment	1,404,681	-	1,404,681	-

	Total	$64,536,882	$63,132,201	$1,404,681	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Summary Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
RIGHTS - 0.1%

Basic Materials - 0.00%

A Schulman Inc - Contingent Value Rights * Ω ±	10,591	$4,586

Consumer, Non-Cyclical - 0.1%

Corium International Inc - Contingent Value Rights *	10,570	1,903
Hertz Global Holdings Inc Exp 07/12/19 *	17,505	34,135
Oncternal Therapeutics Inc - Contingent Value Rights *	216	443

		36,481

Industrial - 0.0%

Babcock & Wilcox Enterprises Inc Exp 07/18/19 *	10,597	449

Total Rights (Cost $29,757)		41,516

COMMON STOCKS - 97.0%

Basic Materials - 3.2%

Ingevity Corp *	13,760	1,447,139
Other securities		20,096,472

		21,543,611

Communications - 4.3%

Other securities		28,742,019

Consumer, Cyclical - 11.5%

Churchill Downs Inc	11,510	1,324,456
Deckers Outdoor Corp *	9,579	1,685,617
FirstCash Inc	13,866	1,386,877
Marriott Vacations Worldwide Corp	14,474	1,395,294
Other securities		71,840,522

		77,632,766

Consumer, Non-Cyclical - 22.9%

Aaron’s Inc	22,064	1,354,950
Amedisys Inc *	10,260	1,245,667
Array BioPharma Inc *	72,984	3,381,349
Blueprint Medicines Corp *	15,994	1,508,714
Chegg Inc *	37,959	1,464,838
Haemonetics Corp *	16,775	2,018,703
HealthEquity Inc *	20,103	1,314,736
Insperity Inc	12,682	1,548,979
Novocure Ltd *	27,751	1,754,696
Performance Food Group Co *	33,703	1,349,131
Repligen Corp *	15,530	1,334,803
Teladoc Health Inc *	23,408	1,554,525
The Brink’s Co	16,333	1,325,913
Other securities		134,372,110

		155,529,114

Diversified - 0.0%

Other security		65,712

Energy - 4.1%

Other securities		27,890,084

Financial - 24.6%

Blackstone Mortgage Trust Inc ‘A’ REIT	41,168	1,464,757
EastGroup Properties Inc REIT	11,881	1,377,958
Essent Group Ltd *	31,553	1,482,675
First Financial Bankshares Inc	42,632	1,312,639
First Industrial Realty Trust Inc REIT	41,298	1,517,288

	Shares	Value
Healthcare Realty Trust Inc REIT	41,975	$1,314,657
IBERIABANK Corp	17,702	1,342,697
Radian Group Inc	68,932	1,575,096
Rexford Industrial Realty Inc REIT	34,003	1,372,701
Selective Insurance Group Inc	19,254	1,441,932
STAG Industrial Inc REIT	41,516	1,255,444
Stifel Financial Corp	22,025	1,300,796
Other securities		149,855,113

		166,613,753

Industrial - 13.6%

EMCOR Group Inc	18,296	1,611,878
Generac Holdings Inc *	20,020	1,389,588
RBC Bearings Inc *	7,931	1,322,970
Tech Data Corp *	12,061	1,261,581
Tetra Tech Inc	17,892	1,405,417
Trex Co Inc *	19,240	1,379,508
Other securities		83,484,365

		91,855,307

Technology - 9.3%

Blackbaud Inc	16,012	1,337,002
j2 Global Inc	15,284	1,358,595
Lumentum Holdings Inc *	25,062	1,338,561
MAXIMUS Inc	20,788	1,507,962
Science Applications International Corp	19,441	1,682,813
Silicon Laboratories Inc *	14,079	1,455,769
Other securities		54,116,115

		62,796,817

Utilities - 3.5%

ALLETE Inc	16,970	1,412,074
Black Hills Corp	19,739	1,542,998
New Jersey Resources Corp	29,070	1,446,814
ONE Gas Inc	17,099	1,544,040
PNM Resources Inc	26,033	1,325,340
Portland General Electric Co	29,403	1,592,761
Southwest Gas Holdings Inc *	17,470	1,565,661
Spire Inc	16,284	1,366,553
Other securities		12,022,618

		23,818,859

Total Common Stocks (Cost $581,867,438)		656,488,042

	Principal Amount
SHORT-TERM INVESTMENT - 2.8%

Repurchase Agreement - 2.8%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $19,228,527; collateralized by U.S. Treasury Notes: 1.750% due 06/15/22 and value $19,613,501)	$19,227,725	19,227,725

Total Short-Term Investment (Cost $19,227,725)		19,227,725

TOTAL INVESTMENTS - 99.9% (Cost $601,124,920)		675,757,283

DERIVATIVES - 0.1%
(See Note (e) in Notes to Schedule of Investments)		421,898

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(155,743)

NET ASSETS - 100.0%		$676,023,438

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	24.6%
Consumer, Non-Cyclical	23.0%
Industrial	13.6%
Consumer, Cyclical	11.5%
Technology	9.3%
Communications	4.3%
Energy	4.1%
Utilities	3.5%
Basic Materials	3.2%
Others (each less than 3.0%)	2.8%

	99.9%
Derivatives	0.1%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)

An investment, including those listed under Other Securities, with a value of $4,586 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)

Other securities represent the Fund’s securities not identified as top-fifty holdings and issuers in terms of value, and individually not exceeding one percent of the Fund’s net assets as of June 30, 2019.

(d)

A Summary Schedule of Investments is presented for this Fund. For information on availability of a complete Schedule of Investments, refer to the Where To Go For More Information section of this report.

(e)	Open futures contracts outstanding as of June 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	09/19	257	$19,715,337	$20,137,235	$421,898

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Basic Materials	$4,586	$-	$-	$4,586
	Consumer, Non-Cyclical	36,481	34,135	2,346	-
	Industrial	449	449	-	-

	Total Rights	41,516	34,584	2,346	4,586

	Common Stocks
	Basic Materials	21,543,611	21,543,611	-	-
	Communications	28,742,019	28,742,019	-	-
	Consumer, Cyclical	77,632,766	77,632,766	-	-
	Consumer, Non-Cyclical	155,529,114	155,529,114	-	-
	Diversified	65,712	65,712	-	-
	Energy	27,890,084	27,890,084	-	-
	Financial	166,613,753	166,613,753	-	-
	Industrial	91,855,307	91,855,307	-	-
	Technology	62,796,817	62,796,817	-	-
	Utilities	23,818,859	23,818,859	-	-

	Total Common Stocks	656,488,042	656,488,042	-	-

	Short-Term Investment	19,227,725	-	19,227,725	-
	Derivatives:
	Equity Contracts
	Futures	421,898	421,898	-	-

	Total	$676,179,181	$656,944,524	$19,230,071	$4,586

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Basic Materials - 2.1%

Carpenter Technology Corp	88,932	$4,266,957
Orion Engineered Carbons SA (Luxembourg)	166,355	3,561,661

		7,828,618

Communications - 4.6%

A10 Networks Inc *	536,340	3,657,839
Casa Systems Inc *	43,444	279,345
Criteo SA ADR * (France)	157,601	2,712,313
Extreme Networks Inc *	440,599	2,850,675
Finisar Corp *	135,110	3,089,966
Houghton Mifflin Harcourt Co *	481,378	2,772,737
Scholastic Corp	53,454	1,776,811

		17,139,686

Consumer, Cyclical - 13.9%

Bloomin’ Brands Inc	136,730	2,585,564
BMC Stock Holdings Inc *	102,112	2,164,774
Callaway Golf Co	158,673	2,722,829
Citi Trends Inc	158,423	2,316,144
Cooper-Standard Holdings Inc *	51,169	2,344,564
Dana Inc	147,165	2,934,470
El Pollo Loco Holdings Inc *	304,759	3,248,731
Hawaiian Holdings Inc	140,611	3,856,960
Knoll Inc	141,876	3,260,311
Red Robin Gourmet Burgers Inc *	109,027	3,332,955
REV Group Inc	257,516	3,710,806
Signet Jewelers Ltd (NYSE)	112,566	2,012,680
Skechers U.S.A. Inc ‘A’ *	108,098	3,404,006
SkyWest Inc	89,001	5,399,691
Taylor Morrison Home Corp *	270,618	5,672,153
Tower International Inc	135,036	2,633,202

		51,599,840

Consumer, Non-Cyclical - 9.5%

Booz Allen Hamilton Holding Corp	26,066	1,725,830
Cott Corp	338,344	4,516,893
Fresh Del Monte Produce Inc	121,574	3,276,419
ICON PLC * (Ireland)	26,696	4,110,383
Molina Healthcare Inc *	30,580	4,377,221
Nomad Foods Ltd * (United Kingdom)	267,259	5,708,652
Sotheby’s *	102,251	5,943,851
The Hain Celestial Group Inc *	11,398	249,616
Viad Corp	48,183	3,191,642
WellCare Health Plans Inc *	7,701	2,195,324

		35,295,831

Energy - 6.5%

Dril-Quip Inc *	73,255	3,516,240
Helix Energy Solutions Group Inc *	344,177	2,970,248
MRC Global Inc *	211,431	3,619,699
Oasis Petroleum Inc *	410,646	2,332,469
Oil States International Inc *	149,648	2,738,558
Patterson-UTI Energy Inc	226,073	2,602,100
QEP Resources Inc *	362,950	2,624,128
RPC Inc	220,250	1,588,003
SM Energy Co	192,539	2,410,588

		24,402,033

Financial - 32.3%

1st Source Corp	59,718	2,770,915
Armada Hoffler Properties Inc REIT	232,863	3,853,883
Associated Banc-Corp	204,383	4,320,657
Bank of Marin Bancorp	27,450	1,125,999
BankUnited Inc	138,579	4,675,655
City Office REIT Inc	347,415	4,165,506
Cousins Properties Inc REIT	94,003	3,400,089

	Shares	Value
Easterly Government Properties Inc REIT	57,525	$1,041,778
Empire State Realty Trust Inc ‘A’ REIT	255,050	3,777,291
Essent Group Ltd *	102,103	4,797,820
First American Financial Corp	67,569	3,628,455
Heritage Financial Corp	173,350	5,120,759
IBERIABANK Corp	70,734	5,365,174
Independence Realty Trust Inc REIT	465,706	5,388,218
Independent Bank Group Inc	84,104	4,622,356
Kemper Corp	44,750	3,861,478
National Storage Affiliates Trust REIT	166,226	4,810,580
Sandy Spring Bancorp Inc	120,264	4,194,808
Selective Insurance Group Inc	63,666	4,767,947
STAG Industrial Inc REIT	191,088	5,778,501
State Auto Financial Corp	67,769	2,371,915
Sterling Bancorp	251,819	5,358,708
Synovus Financial Corp	112,145	3,925,075
Texas Capital Bancshares Inc *	77,628	4,764,030
TriCo Bancshares	103,487	3,911,809
Umpqua Holdings Corp	267,558	4,438,787
Webster Financial Corp	88,061	4,206,674
WSFS Financial Corp	129,415	5,344,840
Zions Bancorp NA	94,481	4,344,236

		120,133,943

Industrial - 12.8%

AAR Corp	97,704	3,594,530
Air Transport Services Group Inc *	70,199	1,712,856
Atlas Air Worldwide Holdings Inc *	36,583	1,633,065
Columbus McKinnon Corp	64,434	2,704,295
Control4 Corp *	159,818	3,795,677
Covenant Transportation Group Inc ‘A’ *	88,284	1,298,658
EnerSys	54,125	3,707,563
Granite Construction Inc	41,008	1,975,765
Graphic Packaging Holding Co	344,801	4,820,318
Kennametal Inc	83,525	3,089,590
Masonite International Corp *	33,378	1,758,353
Primoris Services Corp	164,074	3,434,069
Regal Beloit Corp	42,183	3,446,773
Terex Corp	81,918	2,572,225
Trinseo SA	83,970	3,555,290
TTM Technologies Inc *	191,642	1,954,748
Tutor Perini Corp *	184,307	2,556,338

		47,610,113

Technology - 11.3%

CommVault Systems Inc *	67,042	3,326,624
CSG Systems International Inc	38,694	1,889,428
Kulicke & Soffa Industries Inc (Singapore)	227,910	5,139,371
MagnaChip Semiconductor Corp * (South Korea)	352,148	3,644,732
MaxLinear Inc *	139,135	3,261,324
Nanometrics Inc *	86,981	3,019,111
NCR Corp *	171,053	5,319,748
NetScout Systems Inc *	159,214	4,042,443
Unisys Corp *	348,775	3,390,093
Verint Systems Inc *	78,236	4,207,532
WNS Holdings Ltd ADR * (India)	82,231	4,868,075

		42,108,481

Utilities - 4.9%

Black Hills Corp	60,632	4,739,603
PNM Resources Inc	96,980	4,937,252
Portland General Electric Co	82,453	4,466,479
Southwest Gas Holdings Inc	44,090	3,951,346

		18,094,680

Total Common Stocks (Cost $365,015,811)		364,213,225

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.1%

Repurchase Agreement - 2.1%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $7,662,290; collateralized by U.S. Treasury Notes: 1.750% due 06/15/22 and value $7,818,354)	$7,661,971	$7,661,971

Total Short-Term Investment (Cost $7,661,971)		7,661,971

TOTAL INVESTMENTS - 100.0% (Cost $372,677,782)		371,875,196

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(36,385)

NET ASSETS - 100.0%		$371,838,811

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	32.3%
Consumer, Cyclical	13.9%
Industrial	12.8%
Technology	11.3%
Consumer, Non-Cyclical	9.5%
Energy	6.5%
Utilities	4.9%
Communications	4.6%
Others (each less than 3.0%)	4.2%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$364,213,225	$364,213,225	$-	$-
	Short-Term Investment	7,661,971	-	7,661,971	-

	Total	$371,875,196	$364,213,225	$7,661,971	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Communications - 0.0%

Media General Inc - Contingent Value Rights * ± Ω ~	337,364	$-

Total Rights (Cost $0)		-

COMMON STOCKS - 98.4%

Basic Materials - 0.2%

AdvanSix Inc *	78,064	1,907,103

Communications - 8.0%

CBS Corp ‘B’	106,608	5,319,739
Charter Communications Inc ‘A’ *	33,904	13,398,183
Cisco Systems Inc	209,786	11,481,588
CommScope Holding Co Inc *	251,947	3,963,126
DISH Network Corp ‘A’ *	191,945	7,372,607
Entercom Communications Corp ‘A’	667,070	3,869,006
Expedia Group Inc	72,720	9,673,942
Nexstar Media Group Inc ‘A’	61,252	6,186,452
Verizon Communications Inc	238,822	13,643,901

		74,908,544

Consumer, Cyclical - 9.1%

AutoZone Inc *	12,599	13,852,223
Best Buy Co Inc	71,301	4,971,819
Brinker International Inc	97,364	3,831,273
Columbia Sportswear Co	41,732	4,179,877
Delta Air Lines Inc	266,999	15,152,193
Genuine Parts Co	34,153	3,537,568
Hilton Worldwide Holdings Inc	62,012	6,061,053
Kohl’s Corp	128,054	6,088,968
Nordstrom Inc	205,705	6,553,761
Southwest Airlines Co	58,646	2,978,044
The Home Depot Inc	26,888	5,591,897
Tiffany & Co	62,056	5,810,924
Walgreens Boots Alliance Inc	131,479	7,187,957

		85,797,557

Consumer, Non-Cyclical - 13.0%

Allergan PLC	51,386	8,603,558
AmerisourceBergen Corp	57,644	4,914,727
Coty Inc ‘A’	237,392	3,181,053
HCA Healthcare Inc	28,808	3,893,977
Johnson & Johnson	92,390	12,868,079
Keurig Dr Pepper Inc	140,156	4,050,508
Medtronic PLC	67,604	6,583,954
Merck & Co Inc	186,254	15,617,398
Molson Coors Brewing Co ‘B’	54,047	3,026,632
Pfizer Inc	601,371	26,051,392
Post Holdings Inc *	71,365	7,419,819
The Clorox Co	17,795	2,724,592
The Kroger Co	108,004	2,344,767
The Procter & Gamble Co	109,680	12,026,412
UnitedHealth Group Inc	37,146	9,063,996

		122,370,864

Energy - 9.8%

Chevron Corp	141,373	17,592,456
ConocoPhillips	190,320	11,609,520
Diamondback Energy Inc	54,048	5,889,610
EQT Corp	161,804	2,558,121
Equitrans Midstream Corp	141,232	2,783,683
Exxon Mobil Corp	98,720	7,564,914
Kinder Morgan Inc	490,314	10,237,756

	Shares	Value
Marathon Petroleum Corp	140,457	$7,848,737
Murphy USA Inc *	45,765	3,845,633
Occidental Petroleum Corp	63,963	3,216,060
PBF Energy Inc ‘A’	111,636	3,494,207
Phillips 66	67,165	6,282,614
The Williams Cos Inc	318,308	8,925,356

		91,848,667

Financial - 38.1%

Alleghany Corp *	5,571	3,794,464
American Express Co	77,627	9,582,277
American Homes 4 Rent ‘A’ REIT	203,942	4,957,830
American International Group Inc	209,494	11,161,840
Bank of America Corp	1,088,992	31,580,768
Brixmor Property Group Inc REIT	390,955	6,990,275
Capital One Financial Corp	221,405	20,090,290
CBRE Group Inc ‘A’ *	190,513	9,773,317
Chubb Ltd	51,248	7,548,318
Citigroup Inc	173,124	12,123,874
Citizens Financial Group Inc	275,705	9,748,929
EastGroup Properties Inc REIT	36,661	4,251,943
Fairfax Financial Holdings Ltd (Canada)	9,278	4,543,622
Federal Realty Investment Trust REIT	42,047	5,413,972
Fifth Third Bancorp	169,443	4,727,460
First Republic Bank	45,648	4,457,527
Invesco Ltd	195,753	4,005,106
Kimco Realty Corp REIT	331,809	6,131,830
Loews Corp	337,880	18,471,900
M&T Bank Corp	83,632	14,223,294
Marsh & McLennan Cos Inc	77,874	7,767,931
Mid-America Apartment Communities Inc REIT	87,417	10,294,226
Morgan Stanley	258,734	11,335,136
Northern Trust Corp	62,267	5,604,030
Outfront Media Inc REIT	274,711	7,084,797
Prudential Financial Inc	32,641	3,296,741
Public Storage REIT	41,118	9,793,074
Rayonier Inc REIT	183,467	5,559,050
SunTrust Banks Inc	177,922	11,182,398
T Rowe Price Group Inc	109,573	12,021,254
The Charles Schwab Corp	206,989	8,318,888
The Hartford Financial Services Group Inc	134,330	7,484,868
The PNC Financial Services Group Inc	133,791	18,366,828
The Travelers Cos Inc	85,982	12,856,029
US Bancorp	185,470	9,718,628
Wells Fargo & Co	422,774	20,005,666
Weyerhaeuser Co REIT	116,637	3,072,218

		357,340,598

Industrial - 10.7%

Arrow Electronics Inc *	114,082	8,130,624
Ball Corp	167,437	11,718,916
Carlisle Cos Inc	33,613	4,719,601
Dover Corp	71,798	7,194,160
Energizer Holdings Inc	134,355	5,191,477
Graphic Packaging Holding Co	428,103	5,984,880
Honeywell International Inc	65,546	11,443,676
Illinois Tool Works Inc	56,543	8,527,250
Martin Marietta Materials Inc	58,849	13,541,743
Packaging Corp of America	65,782	6,270,340
The Middleby Corp *	23,445	3,181,487
United Technologies Corp	66,444	8,651,009
Westrock Co	159,926	5,832,501

		100,387,664

Technology - 3.7%

Analog Devices Inc	67,808	7,653,489
Hewlett Packard Enterprise Co	133,034	1,988,858
Microsoft Corp	78,158	10,470,046
QUALCOMM Inc	24,640	1,874,365
Texas Instruments Inc	111,866	12,837,742

		34,824,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Utilities - 5.8%

American Electric Power Co Inc	146,943	$12,932,453
Duke Energy Corp	59,728	5,270,399
Edison International	48,916	3,297,428
Eversource Energy	74,062	5,610,937
NextEra Energy Inc	54,532	11,171,426
NiSource Inc	117,185	3,374,928
Xcel Energy Inc	220,674	13,127,896

		54,785,467

Total Common Stocks (Cost $762,532,129)		924,170,964

	Principal Amount

SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $15,365,264; collateralized by U.S. Treasury Notes: 1.750% due 06/15/22 and value $15,676,777)	$15,364,624	15,364,624

Total Short-Term Investment (Cost $15,364,624)		15,364,624

TOTAL INVESTMENTS - 100.0% (Cost $777,896,753)		939,535,588

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(354,191)

NET ASSETS - 100.0%		$939,181,397

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	38.1%
Consumer, Non-Cyclical	13.0%
Industrial	10.7%
Energy	9.8%
Consumer, Cyclical	9.1%
Communications	8.0%
Utilities	5.8%
Technology	3.7%
Others (each less than 3.0%)	1.8%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$924,170,964	$924,170,964	$-	$-
	Short-Term Investment	15,364,624	-	15,364,624	-

	Total	$939,535,588	$924,170,964	$15,364,624	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.7%

Brazil - 1.6%

Itau Unibanco Holding SA ADR	733,145	$6,906,226
Lojas Americanas SA	3,801,970	16,307,099

		23,213,325

India - 0.1%

Zee Entertainment Enterprises Ltd (India) * 6.000% due 03/05/22	6,640,063	500,211

Total Preferred Stocks (Cost $26,525,637)		23,713,536

COMMON STOCKS - 93.9%

Argentina - 0.6%

MercadoLibre Inc *	14,610	8,937,960

Brazil - 3.9%

Atacadao SA	2,359,800	13,519,863
B3 SA - Brasil Bolsa Balcao	1,510,443	14,734,878
Natura Cosmeticos SA	607,600	8,938,482
StoneCo Ltd ‘A’ *	169,070	5,001,091
Vale SA ADR	1,052,910	14,151,110

		56,345,424

Chile - 1.2%

SACI Falabella	2,606,108	17,017,919

China - 26.0%

Alibaba Group Holding Ltd ADR *	581,931	98,608,208
Baozun Inc ADR *	80,270	4,002,262
BeiGene Ltd ADR *	7,360	912,272
China International Capital Corp Ltd ‘H’ ~	3,040,800	6,137,816
Dong-E-E-Jiao Co Ltd ‘A’	217,701	1,263,325
Hansoh Pharmaceutical Group Co Ltd *	1,278,000	3,378,356
Huazhu Group Ltd ADR	1,016,278	36,840,077
Innovent Biologics Inc * ~	2,006,500	6,778,673
Jiangsu Hengrui Medicine Co Ltd ‘A’	3,173,226	30,549,433
Meituan Dianping ‘B’ *	4,320,400	37,947,392
Ping An Healthcare and Technology Co Ltd * ~	94,636	395,071
Ping An Insurance Group Co of China Ltd ‘A’	1,706,137	22,061,505
Shanghai Junshi Biosciences Co Ltd ‘H’ *	480,000	1,837,244
Sinopharm Group Co Ltd ‘H’	2,819,400	9,927,369
Sunny Optical Technology Group Co Ltd	424,900	4,399,110
Tencent Holdings Ltd	1,017,418	46,027,367
Tencent Music Entertainment Group ADR *	300	4,497
Wuxi Biologics Cayman Inc * ~	690,500	6,194,820
Yum China Holdings Inc	809,210	37,385,502
ZTO Express Cayman Inc ADR	971,460	18,574,315

		373,224,614

Colombia - 0.5%

Grupo Aval Acciones y Valores SA ADR	962,913	7,674,417

Egypt - 0.5%

Commercial International Bank Egypt SAE	1,629,587	7,202,589

France - 6.4%

Kering SA	102,874	60,718,599
LVMH Moet Hennessy Louis Vuitton SE	72,988	31,029,055

		91,747,654

	Shares	Value
Hong Kong - 6.6%

AIA Group Ltd	4,349,000	$46,964,409
Hong Kong Exchanges & Clearing Ltd	752,682	26,599,846
Hutchison China MediTech Ltd ADR *	114,660	2,522,520
Jardine Strategic Holdings Ltd (XSES)	478,551	18,260,178

		94,346,953

India - 10.6%

Bandhan Bank Ltd ~	243,394	1,899,181
Biocon Ltd	1,409,953	5,122,356
Cholamandalam Investment and Finance Co Ltd	1,230,190	5,090,113
Dalmia Bharat Ltd *	175,129	2,658,490
Housing Development Finance Corp Ltd	1,719,861	54,610,969
Kotak Mahindra Bank Ltd	2,197,621	47,026,977
Oberoi Realty Ltd	527,788	4,646,537
Tata Consultancy Services Ltd	594,537	19,185,373
UltraTech Cement Ltd	3,251	214,475
Zee Entertainment Enterprises Ltd	2,591,584	12,729,698

		153,184,169

Indonesia - 1.2%

P.T. Bank Central Asia Tbk	3,991,200	8,469,626
P.T. Indocement Tunggal Prakarsa Tbk	4,453,401	6,293,968
P.T. Semen Indonesia Persero Tbk	3,435,500	2,813,876

		17,577,470

Italy - 1.5%

Moncler SPA	206,668	8,858,067
PRADA SPA	4,250,100	13,141,804

		21,999,871

Mexico - 6.7%

Alsea SAB de CV *	2,573,785	5,066,107
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ‘B’	4,218,713	6,455,414
Fomento Economico Mexicano SAB de CV	2,960,324	28,681,308
Fomento Economico Mexicano SAB de CV ADR	109,930	10,635,728
Grupo Aeroportuario del Sureste SAB de CV ‘B’	429,317	6,958,318
Grupo Financiero Inbursa SAB de CV ‘O’	7,356,412	10,639,609
Grupo Mexico SAB de CV ‘B’	7,634,135	20,272,842
Wal-Mart de Mexico SAB de CV	2,734,130	7,464,326

		96,173,652

Peru - 2.0%

Credicorp Ltd	126,290	28,909,044

Philippines - 3.0%

Ayala Corp	145,360	2,537,347
Ayala Land Inc	11,270,500	11,181,348
Jollibee Foods Corp	723,508	3,980,224
SM Investments Corp	949,264	17,958,137
SM Prime Holdings Inc	11,242,475	8,142,555

		43,799,611

Russia - 8.0%

LUKOIL PJSC ADR (OTC)	67,133	5,640,515
LUKOIL PJSC ADR (SEAQ)	133,580	11,292,837
MMC Norilsk Nickel PJSC	11,113	2,515,088
MMC Norilsk Nickel PJSC ADR	168,532	3,821,461
Novatek PJSC GDR (LI)	321,763	68,331,091
Polyus PJSC GDR ~	86,800	4,024,549
Sberbank of Russia PJSC	1,112,058	4,186,713
Yandex NV ‘A’ *	405,510	15,409,380

		115,221,634

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
South Africa - 2.7%

FirstRand Ltd	5,797,216	$28,235,203
Shoprite Holdings Ltd	872,066	9,747,416
Steinhoff International Holdings NV *	4,115,524	379,849

		38,362,468

South Korea - 3.3%

Amorepacific Corp	51,511	7,358,343
AMOREPACIFIC Group	53,141	2,873,077
LG Household & Health Care Ltd	10,911	12,427,248
Samsung Biologics Co Ltd * ~	35,789	9,933,113
Samsung Electronics Co Ltd	367,426	14,961,705

		47,553,486

Switzerland - 3.1%

Glencore PLC	12,707,024	43,978,016

Taiwan - 3.7%

Taiwan Semiconductor Manufacturing Co Ltd	7,000,376	53,541,515

Thailand - 0.5%

The Siam Commercial Bank PCL	1,539,100	7,001,429

Turkey - 1.5%

Akbank T.A.S. *	8,275,045	9,793,646
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,362,285	4,679,363
BIM Birlesik Magazalar AS	235,252	3,235,959
Turkiye Garanti Bankasi AS *	2,090,348	3,282,430

		20,991,398

United Arab Emirates - 0.4%

DP World PLC (NASDAQ)	25,598	407,008
Emaar Properties PJSC	4,488,931	5,414,517

		5,821,525

Total Common Stocks (Cost $1,130,905,295)		1,350,612,818

	Principal Amount

SHORT-TERM INVESTMENT - 4.4%

Repurchase Agreement - 4.4%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $62,864,708; collateralized by U.S. Treasury Notes: 1.750% due 06/15/22 and value $64,119,521)	$62,862,089	62,862,089

Total Short-Term Investment (Cost $62,862,089)		62,862,089

TOTAL INVESTMENTS - 100.0% (Cost $1,220,293,021)		1,437,188,443

OTHER ASSETS & LIABILITIES, NET - 0.0%		694,069

NET ASSETS - 100.0%		$1,437,882,512

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	26.8%
Consumer, Cyclical	18.8%
Communications	15.6%
Consumer, Non-Cyclical	13.5%
Basic Materials	6.2%
Technology	6.1%
Energy	5.9%
Short-Term Investment	4.4%
Others (each less than 3.0%)	2.7%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	As of June 30, 2019, the Fund’s composition by country of risk as a percentage of net assets was as follows:

China	26.0%
India	10.7%
Russia	8.0%
Mexico	6.7%
Hong Kong	6.6%
France	6.4%
Brazil	5.5%
United States (Includes Short-Term Investment)	4.4%
Taiwan	3.7%
South Korea	3.3%
Switzerland	3.1%
Philippines	3.0%
Others (each less than 3.0%)	12.6%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$23,713,536	$23,713,536	$-	$-
	Common Stocks
	Argentina	8,937,960	8,937,960	-	-
	Brazil	56,345,424	56,345,424	-	-
	Chile	17,017,919	17,017,919	-	-
	China	373,224,614	201,542,734	171,681,880	-
	Colombia	7,674,417	7,674,417	-	-
	Egypt	7,202,589	7,202,589	-	-
	France	91,747,654	-	91,747,654	-
	Hong Kong	94,346,953	2,522,520	91,824,433	-
	India	153,184,169	2,658,490	150,525,679	-
	Indonesia	17,577,470	-	17,577,470	-
	Italy	21,999,871	-	21,999,871	-
	Mexico	96,173,652	96,173,652	-	-
	Peru	28,909,044	28,909,044	-	-
	Philippines	43,799,611	-	43,799,611	-
	Russia	115,221,634	49,449,788	65,771,846	-
	South Africa	38,362,468	379,849	37,982,619	-
	South Korea	47,553,486	-	47,553,486	-
	Switzerland	43,978,016	-	43,978,016	-
	Taiwan	53,541,515	-	53,541,515	-
	Thailand	7,001,429	-	7,001,429	-
	Turkey	20,991,398	7,915,322	13,076,076	-
	United Arab Emirates	5,821,525	407,008	5,414,517	-

	Total Common Stocks	1,350,612,818	487,136,716	863,476,102	-

	Short-Term Investment	62,862,089	-	62,862,089	-

	Total	$1,437,188,443	$510,850,252	$926,338,191	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%

Australia - 1.3%

Rio Tinto PLC	353,994	$21,909,766

Belgium - 1.3%

KBC Group NV	336,145	22,059,616

Brazil - 0.6%

Ambev SA ADR	2,153,505	10,056,868

Canada - 3.6%

Canadian National Railway Co	387,301	35,817,597
Suncor Energy Inc	769,983	24,018,789

		59,836,386

China - 2.0%

Baidu Inc ADR *	70,121	8,229,401
Yum China Holdings Inc	530,782	24,522,128

		32,751,529

Denmark - 2.5%

Carlsberg AS ‘B’	98,288	13,042,539
Novo Nordisk AS ‘B’	578,410	29,543,561

		42,586,100

France - 16.9%

Air Liquide SA	322,735	45,140,430
Danone SA	299,819	25,386,334
Dassault Systemes SE	57,948	9,243,014
Engie SA	1,197,041	18,151,314
EssilorLuxottica SA	148,905	19,405,580
Hermes International	5,878	4,237,442
L’Oreal SA	70,629	20,081,804
Legrand SA	211,731	15,479,402
LVMH Moet Hennessy Louis Vuitton SE	101,538	43,166,386
Pernod Ricard SA	189,265	34,858,151
Schneider Electric SE	519,475	47,003,595

		282,153,452

Germany - 9.9%

Bayer AG	462,563	32,083,508
Beiersdorf AG	315,914	37,880,004
Deutsche Boerse AG	83,058	11,725,293
Merck KGaA	171,620	17,925,922
MTU Aero Engines AG	42,399	10,112,607
ProSiebenSat.1 Media SE	497,551	7,794,413
SAP SE	352,352	48,304,584

		165,826,331

Hong Kong - 3.2%

AIA Group Ltd	4,919,951	53,130,051

Ireland - 0.5%

Ryanair Holdings PLC ADR *	121,366	7,784,415

Israel - 1.1%

Check Point Software Technologies Ltd *	161,229	18,639,685

Italy - 1.9%

Eni SPA	994,550	16,536,700
Intesa Sanpaolo SPA	6,815,375	14,590,365

		31,127,065

	Shares	Value
Japan - 14.7%

Daikin Industries Ltd	216,500	$28,348,279
Denso Corp	191,200	8,062,156
FANUC Corp	64,100	11,910,595
Hitachi Ltd	451,600	16,615,588
Hoya Corp	629,700	48,395,079
Japan Tobacco Inc	802,300	17,685,630
Kubota Corp	1,404,600	23,465,958
Kyocera Corp	379,700	24,879,337
Olympus Corp	2,378,500	26,470,052
Shin-Etsu Chemical Co Ltd	80,800	7,559,799
Terumo Corp	1,058,100	31,609,086

		245,001,559

Netherlands - 3.7%

Akzo Nobel NV	295,472	27,765,574
ING Groep NV	1,532,408	17,751,015
Randstad NV	307,751	16,890,230

		62,406,819

Singapore - 1.2%

DBS Group Holdings Ltd	1,072,114	20,595,368

Spain - 2.0%

Amadeus IT Group SA	415,770	32,947,896

Sweden - 0.9%

Essity AB ‘B’	493,808	15,191,221

Switzerland - 14.0%

Alcon Inc *	70,573	4,357,857
Julius Baer Group Ltd *	270,433	12,048,890
Nestle SA	694,391	71,884,892
Novartis AG	352,866	32,213,755
Roche Holding AG	180,459	50,742,840
Sika AG	87,003	14,863,823
UBS Group AG (XVTX) *	2,238,003	26,599,191
Zurich Insurance Group AG	62,358	21,697,428

		234,408,676

Taiwan - 1.3%

Taiwan Semiconductor Manufacturing Co Ltd ADR	559,266	21,906,449

United Kingdom - 15.4%

Amcor PLC	692,347	7,877,854
Barclays PLC	4,764,071	9,061,496
Compass Group PLC	1,232,055	29,534,521
Diageo PLC	775,646	33,383,986
Experian PLC	1,179,755	35,734,246
Just Eat PLC *	903,123	7,162,403
Linde PLC	88,335	17,742,623
Prudential PLC	351,380	7,670,965
Reckitt Benckiser Group PLC	278,216	21,966,449
RELX PLC	1,285,114	31,111,240
Rolls-Royce Holdings PLC *	1,355,103	14,476,473
Smiths Group PLC	547,649	10,896,086
Tesco PLC	4,378,574	12,621,987
WPP PLC	1,443,322	18,180,738

		257,421,067

United States - 0.8%

QIAGEN NV *	319,313	12,993,403

Total Common Stocks (Cost $1,454,705,082)		1,650,733,722

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $3,509,649; collateralized by U.S. Treasury Notes: 1.750% due 06/15/22 and value $3,581,117)	$3,509,502	$3,509,502

Total Short-Term Investment (Cost $3,509,502)		3,509,502

TOTAL INVESTMENTS - 99.0% (Cost $1,458,214,584)		1,654,243,224

OTHER ASSETS & LIABILITIES, NET - 1.0%		16,609,567

NET ASSETS - 100.0%		$1,670,852,791

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	39.2%
Industrial	18.6%
Financial	13.0%
Technology	7.8%
Basic Materials	7.2%
Consumer, Cyclical	7.0%
Others (each less than 3.0%)	6.2%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

(b)	As of June 30, 2019, the Fund’s composition by country of risk as a percentage of net assets was as follows:

France	16.9%
United Kingdom	15.4%
Japan	14.7%
Switzerland	14.0%
Germany	9.9%
Netherlands	3.7%
Canada	3.6%
Hong Kong	3.2%
Others (each less than 3.0%)	17.6%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$21,909,766	$-	$21,909,766	$-
	Belgium	22,059,616	-	22,059,616	-
	Brazil	10,056,868	10,056,868	-	-
	Canada	59,836,386	59,836,386	-	-
	China	32,751,529	32,751,529	-	-
	Denmark	42,586,100	-	42,586,100	-
	France	282,153,452	-	282,153,452	-
	Germany	165,826,331	-	165,826,331	-
	Hong Kong	53,130,051	-	53,130,051	-
	Ireland	7,784,415	7,784,415	-	-
	Israel	18,639,685	18,639,685	-	-
	Italy	31,127,065	-	31,127,065	-
	Japan	245,001,559	-	245,001,559	-
	Netherlands	62,406,819	-	62,406,819	-
	Singapore	20,595,368	-	20,595,368	-
	Spain	32,947,896	-	32,947,896	-
	Sweden	15,191,221	-	15,191,221	-
	Switzerland	234,408,676	4,357,857	230,050,819	-
	Taiwan	21,906,449	21,906,449	-	-
	United Kingdom	257,421,067	-	257,421,067	-
	United States	12,993,403	-	12,993,403	-

	Total Common Stocks	1,650,733,722	155,333,189	1,495,400,533	-

	Short-Term Investment	3,509,502	-	3,509,502	-

	Total	$1,654,243,224	$155,333,189	$1,498,910,035	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Australia - 2.5%

Accent Group Ltd	700,000	$681,389
Ansell Ltd	61,416	1,159,654
Appen Ltd	42,891	847,283
Asaleo Care Ltd *	700,000	445,293
Charter Hall Retail REIT	239,202	734,620
Mayne Pharma Group Ltd *	706,589	253,644
Sandfire Resources NL	168,760	795,755
Seven West Media Ltd *	1,145,397	374,058
Shopping Centres Australasia Property Group REIT	468,279	786,610
Southern Cross Media Group Ltd	700,000	615,449

		6,693,755

Austria - 0.5%

AT&S Austria Technologie & Systemtechnik AG	35,000	634,407
Wienerberger AG	29,215	720,882

		1,355,289

Belgium - 0.9%

D’ieteren SA/NV	19,007	873,617
Fagron	43,340	881,334
Orange Belgium SA	37,000	733,748

		2,488,699

Brazil - 0.3%

Yamana Gold Inc	350,000	887,328

Canada - 10.5%

AGF Management Ltd ‘B’	114,500	454,660
Alaris Royalty Corp	55,300	794,313
American Hotel Income Properties LP REIT	120,000	613,951
Artis REIT	76,700	681,166
Athabasca Oil Corp *	1,119,000	632,324
B2Gold Corp *	341,700	1,038,499
Boardwalk REIT	23,700	721,017
Canadian Solar Inc *	36,000	785,880
Canfor Corp *	53,800	436,710
Capstone Mining Corp *	1,328,700	598,628
CI Financial Corp	50,000	814,784
Corus Entertainment Inc ‘B’	184,800	866,459
Crescent Point Energy Corp (TSE)	192,500	636,497
CT REIT	60,800	660,208
Detour Gold Corp *	85,674	1,080,779
Empire Co Ltd ‘A’	43,900	1,105,587
Enerplus Corp (TSE)	150,065	1,128,739
Genworth MI Canada Inc	29,800	943,005
Granite REIT	16,800	773,450
Hudbay Minerals Inc	141,100	763,926
Interfor Corp *	60,000	638,693
International Petroleum Corp *	150,034	669,429
Martinrea International Inc	92,900	770,413
Medical Facilities Corp	54,300	513,747
New Gold Inc *	708,200	686,812
Northland Power Inc	50,000	973,617
Northview Apartment REIT	30,000	616,242
Parex Resources Inc *	69,500	1,115,036
Points International Ltd *	58,200	718,770
Polaris Infrastructure Inc	90,800	1,020,638
Precision Drilling Corp (TSE) *	248,200	466,246
Superior Plus Corp	87,400	891,653
TFI International Inc	30,000	907,869
Torex Gold Resources Inc *	66,800	686,593
Trevali Mining Corp *	3,000,000	641,442

	Shares	Value
WestJet Airlines Ltd	38,800	$910,780
Westshore Terminals Investment Corp	28,267	474,444

		28,233,006

China - 0.8%

Gemdale Properties & Investment Corp Ltd	9,999,646	1,191,136
Greenland Hong Kong Holdings Ltd	2,300,000	916,177

		2,107,313

Denmark - 1.7%

Alm Brand AS	101,270	895,472
D/S Norden AS	46,599	671,580
Royal Unibrew AS	13,925	1,017,996
SimCorp AS	10,292	996,286
Spar Nord Bank AS	96,488	849,690

		4,431,024

Egypt - 0.2%

Centamin PLC	450,015	654,673

Finland - 0.7%

Finnair OYJ	105,000	837,460
Valmet OYJ	40,408	1,008,071

		1,845,531

France - 4.2%

Alstom SA	22,955	1,063,977
Alten SA	10,449	1,252,750
Beneteau SA	36,814	405,153
CGG SA *	381,163	718,036
Eiffage SA	13,772	1,361,079
Eramet	12,592	838,099
Eutelsat Communications SA	34,028	635,510
Interparfums SA	14,300	685,024
Ipsen SA	8,118	1,107,260
IPSOS	20,149	531,282
Kaufman & Broad SA	24,864	951,099
Metropole Television SA	42,000	794,455
SPIE SA	50,000	927,657

		11,271,381

Germany - 6.2%

ADVA Optical Networking SE *	96,126	703,440
AURELIUS Equity Opportunities SE & Co KGaA	19,000	904,119
Bauer AG	46,360	1,278,101
CECONOMY AG *	136,120	834,895
Covestro AG ~	16,048	816,996
CTS Eventim AG & Co KGaA	19,478	905,661
DIC Asset AG	49,644	573,217
Evotec SE *	29,614	829,124
Grand City Properties SA	34,695	793,507
Hamburger Hafen und Logistik AG	37,000	979,057
HOCHTIEF AG	6,699	815,798
KION Group AG	18,000	1,138,336
LEG Immobilien AG	15,257	1,720,728
Salzgitter AG	18,404	527,388
Siltronic AG	7,247	526,620
Software AG	15,597	536,020
TAG Immobilien AG	53,358	1,232,471
Talanx AG *	17,641	764,460
TLG Immobilien AG	26,276	769,370

		16,649,308

Hong Kong - 1.5%

Cathay Pacific Airways Ltd	402,000	600,768
Dah Sing Financial Holdings Ltd	105,200	491,560
HKBN Ltd	500,000	901,561

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Hysan Development Co Ltd	128,000	$661,395
K Wah International Holdings Ltd	269,537	157,352
Kerry Properties Ltd *	194,371	816,459
SmarTone Telecommunications Holdings Ltd	500,000	476,514

		4,105,609

Ireland - 0.4%

ICON PLC *	6,197	954,152

Israel - 2.0%

AudioCodes Ltd	39,079	604,943
CyberArk Software Ltd *	9,500	1,214,480
Gazit-Globe Ltd	68,032	562,843
Israel Discount Bank Ltd ‘A’	316,112	1,288,915
Nova Measuring Instruments Ltd *	35,380	905,374
Radware Ltd *	31,802	786,463

		5,363,018

Italy - 3.9%

A2A SPA *	803,120	1,394,153
ACEA SPA	32,144	612,102
Banca Farmafactoring SPA ~	126,270	703,805
Banca IFIS SPA	41,133	555,119
Cairo Communication SPA	215,552	647,767
Enav SPA ~	130,000	737,874
ERG SPA	38,684	792,186
Fincantieri SPA	450,752	505,523
Moncler SPA	23,234	995,840
Piaggio & C SPA	350,000	1,027,066
Saras SPA	393,581	594,114
Technogym SPA ~	55,000	612,778
Unieuro SPA ~	77,959	1,247,970

		10,426,297

Japan - 23.1%

Aeria Inc *	125,000	986,245
Asahi Diamond Industrial Co Ltd	98,000	598,769
Avex Inc	39,900	507,028
Capcom Co Ltd	32,000	644,172
Daiho Corp	27,300	685,132
Denka Co Ltd	31,500	937,434
DMG Mori Co Ltd	60,500	974,624
Exedy Corp	30,000	629,991
Financial Products Group Co Ltd	71,600	592,415
Foster Electric Co Ltd	64,700	935,467
Fudo Tetra Corp	50,040	608,362
Furukawa Co Ltd	51,000	663,062
Furyu Corp	68,100	719,170
Fuyo General Lease Co Ltd	15,000	855,834
Geo Holdings Corp	40,900	524,429
Glory Ltd	25,200	666,912
Gunze Ltd	14,800	638,060
Hosiden Corp	74,200	826,135
Ichikoh Industries Ltd	83,300	551,730
Itfor Inc	128,100	981,172
Itochu Enex Co Ltd	53,100	426,333
Japan Aviation Electronics Industry Ltd	46,500	685,258
Jeol Ltd	42,400	950,250
Kaken Pharmaceutical Co Ltd	13,800	647,242
Kinden Corp	40,000	613,943
Kintetsu World Express Inc	67,000	876,479
Kito Corp	42,600	659,645
Kobe Bussan Co Ltd	21,000	1,020,773
Kojima Co Ltd *	105,100	464,693
Kokuyo Co Ltd	74,300	1,042,264
KYORIN Holdings Inc	25,500	452,152
Look Holdings Inc	51,941	613,788
Marvelous Inc	48,000	365,456

	Shares	Value
Meidensha Corp	33,100	$518,835
Meitec Corp	18,400	946,827
Mitsui E&S Holdings Co Ltd *	69,000	638,295
Mitsui Matsushima Holdings Co Ltd	27,900	348,476
Morinaga & Co Ltd	20,900	1,019,321
Nagase & Co Ltd	44,900	674,977
NichiiGakkan Co Ltd	63,759	931,340
Nippon Carbon Co Ltd	15,000	578,179
Nippon Electric Glass Co Ltd	24,700	627,779
Nippon Thompson Co Ltd	141,973	642,522
Nissin Kogyo Co Ltd	42,700	588,529
Nojima Corp	28,900	472,687
Obara Group Inc	20,000	679,102
Okumura Corp	23,200	710,976
Optorun Co Ltd	21,100	458,644
OSJB Holdings Corp	265,200	655,944
PAL GROUP Holdings Co Ltd	20,000	605,331
Press Kogyo Co Ltd	160,000	727,034
Raito Kogyo Co Ltd	45,400	580,805
Relia Inc	78,000	916,438
Rengo Co Ltd	93,700	754,380
Restar Holdings Corp	18,900	273,403
Roland DG Corp	40,000	897,581
Ryobi Ltd	30,300	573,590
Sangetsu Corp	40,000	736,935
Sankyu Inc	17,800	937,192
Sanwa Holdings Corp	81,000	873,068
Seikagaku Corp	55,000	632,444
Seven Bank Ltd	360,900	945,809
Shin Nippon Biomedical Laboratories Ltd	107,300	697,234
Shindengen Electric Manufacturing Co Ltd	13,700	467,907
Shinko Electric Industries Co Ltd	112,600	952,607
Shinoken Group Co Ltd	78,400	563,388
Ship Healthcare Holdings Inc	25,700	1,111,804
Sojitz Corp	191,800	617,247
Sumitomo Mitsui Construction Co Ltd	111,800	620,754
Sumitomo Seika Chemicals Co Ltd	20,000	611,441
T-Gaia Corp	23,700	448,944
Takeuchi Manufacturing Co Ltd	42,600	765,759
Tamron Co Ltd	35,100	719,868
The Musashino Bank Ltd	25,400	480,639
The Okinawa Electric Power Co Inc	55,050	847,211
Tobishima Corp	61,920	768,680
Tocalo Co Ltd	69,100	506,382
Toho Holdings Co Ltd	47,000	1,054,604
Toho Zinc Co Ltd	18,600	432,304
Tokai Rika Co Ltd	36,300	599,998
Tokyu Construction Co Ltd	47,300	320,193
Tosei Corp	110,000	994,192
Toshiba Machine Co Ltd	35,800	824,877
Toyo Construction Co Ltd	113,058	442,854
Toyota Boshoku Corp	31,400	412,858
Ube Industries Ltd	25,100	522,202
Unipres Corp	39,400	648,923
United Arrows Ltd	19,000	594,021
Unitika Ltd *	165,000	593,422
Yumeshin Holdings Co Ltd	41,600	297,706
Yurtec Corp	85,000	582,610

		61,791,491

Jordan - 0.3%

Hikma Pharmaceuticals PLC	36,367	795,887

Netherlands - 4.0%

Aalberts NV	31,272	1,227,496
ASR Nederland NV	46,487	1,888,830
BE Semiconductor Industries NV	26,128	670,451
Boskalis Westminster	28,253	651,779
Flow Traders ~	23,479	685,604

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Heijmans NV *	39,328	$388,061
Intertrust NV ~	25,373	524,234
Koninklijke Volkerwessels NV	37,616	755,374
NN Group NV	21,839	877,904
OCI NV *	29,141	800,148
SBM Offshore NV	59,625	1,151,031
Signify NV ~	33,964	1,004,132

		10,625,044

New Zealand - 0.6%

Air New Zealand Ltd	550,000	980,497
Z Energy Ltd	147,123	625,025

		1,605,522

Norway - 1.3%

Aker Solutions ASA *	130,816	537,101
Grieg Seafood ASA	55,000	763,666
Norway Royal Salmon ASA	27,792	590,585
Norwegian Finans Holding ASA *	69,656	506,762
SpareBank 1 SMN	92,123	1,055,093

		3,453,207

Peru - 0.3%

Hochschild Mining PLC	299,181	727,219

Singapore - 1.2%

Hi-P International Ltd	700,000	720,950
IGG Inc	557,000	622,953
Mapletree Commercial Trust REIT	608,800	940,724
Mapletree Logistics Trust REIT	767,460	902,461

		3,187,088

South Korea - 5.7%

Binggrae Co Ltd	12,000	709,825
Cheil Worldwide Inc	44,787	1,140,378
Daesang Corp	26,222	551,126
Dong-A ST Co Ltd	9,000	791,330
Doosan Bobcat Inc *	18,746	591,106
DY POWER Corp	50,000	622,866
Huchems Fine Chemical Corp	33,363	635,664
Hyundai Department Store Co Ltd	6,677	478,861
IS Dongseo Co Ltd	22,000	737,019
JW Life Science Corp	30,788	617,917
Korea Gas Corp	14,904	545,372
Korea Petrochemical Ind Co Ltd	4,081	460,207
Kumho Petrochemical Co Ltd	10,034	847,335
Lotte Chilsung Beverage Co Ltd	4,471	664,181
LOTTE Fine Chemical Co Ltd	17,952	822,159
Moorim P&P Co Ltd	116,587	520,023
OCI Co Ltd	7,651	619,544
Seegene Inc *	29,114	667,277
SFA Engineering Corp	23,620	826,966
SK Discovery Co Ltd	25,102	595,208
Soulbrain Co Ltd	12,541	513,597
UniTest Inc	51,105	531,474
Value Added Technology Co Ltd	30,000	737,157

		15,226,592

Spain - 3.2%

Acerinox SA	80,882	813,226
Atlantica Yield PLC	43,731	991,382
Bankinter SA	137,823	950,019
Construcciones y Auxiliar de Ferrocarriles SA	21,000	963,298
Enagas SA	56,870	1,517,665
Ence Energia y Celulosa SA	117,136	529,579
Mediaset Espana Comunicacion SA	120,000	873,484
Sacyr SA	284,402	689,815
Talgo SA * ~	71,185	443,831
Tecnicas Reunidas SA	25,910	665,143

		8,437,442

	Shares	Value
Sweden - 3.8%

Betsson AB *	103,414	$633,322
Cellavision AB	17,000	583,072
Evolution Gaming Group AB ~	71,895	1,423,746
Fastighets AB Balder ‘B’ *	23,740	795,680
Fingerprint Cards AB ‘B’ *	465,840	825,215
Hemfosa Fastigheter AB	74,903	708,366
ICA Gruppen AB	20,000	859,775
JM AB	32,399	745,172
NetEnt AB	163,370	523,388
Nyfosa AB *	73,751	462,624
Orexo AB *	75,000	578,922
SSAB AB ‘A’	253,102	883,742
Wihlborgs Fastigheter AB	73,057	1,059,939

		10,082,963

Switzerland - 5.8%

Adecco Group AG	15,565	935,415
Baloise Holding AG	8,379	1,483,979
Barry Callebaut AG	453	909,191
BKW AG	11,688	780,994
Cembra Money Bank AG	11,323	1,092,688
Coca-Cola HBC AG	39,503	1,492,229
Forbo Holding AG	541	955,365
Galenica AG ~	16,776	842,981
Huber & Suhner AG	8,000	674,358
Interroll Holding AG	201	505,486
Julius Baer Group Ltd	20,000	891,081
Landis&Gyr Group AG	10,335	824,416
Logitech International SA	27,327	1,092,281
PSP Swiss Property AG	11,608	1,356,628
Siegfried Holding AG	2,548	887,824
Sulzer AG	7,500	820,979

		15,545,895

Tanzania - 0.2%

Acacia Mining PLC *	264,866	596,378

United Kingdom - 10.8%

Aggreko PLC	68,575	688,456
Arrow Global Group PLC	240,000	691,868
Auto Trader Group PLC ~	168,237	1,171,732
Barratt Developments PLC	88,800	646,196
Bellway PLC	42,262	1,494,761
Charter Court Financial Services Group PLC ~	170,000	640,118
Computacenter PLC	55,000	928,702
Dialog Semiconductor PLC *	31,602	1,271,644
Drax Group PLC	216,457	714,958
EI Group PLC *	234,075	584,420
Fevertree Drinks PLC	31,623	930,842
Gulf Keystone Petroleum Ltd	175,859	504,669
Hansteen Holdings PLC REIT	782,756	961,331
IG Group Holdings PLC	101,214	750,355
Inchcape PLC	121,257	950,249
Intermediate Capital Group PLC	78,231	1,372,218
J.D. Wetherspoon PLC	55,000	997,418
Keller Group PLC	149,796	1,167,148
Luxfer Holdings PLC	30,000	735,600
Man Group PLC	467,071	923,485
Mitchells & Butlers PLC *	300,000	1,091,521
OneSavings Bank PLC	170,000	782,822
Paragon Banking Group PLC	185,000	1,030,920
Playtech PLC	154,606	838,448
Quilter PLC ~	500,000	890,650
Redrow PLC	141,301	978,514
Rightmove PLC	136,017	925,329
SIG PLC	500,222	823,427
Tate & Lyle PLC	139,478	1,307,537

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
The Go-Ahead Group PLC	30,000	$751,302
Vesuvius PLC	90,416	629,234
WH Smith PLC	29,372	735,729

		28,911,603

United States - 1.7%

Argonaut Gold Inc *	432,300	587,602
BRP Inc	31,000	1,107,861
Caesarstone Ltd *	45,000	676,350
IMAX Corp *	38,500	777,700
Oxford Immunotec Global PLC *	40,000	550,400
Viemed Healthcare Inc *	113,600	774,654

		4,474,567

Total Common Stocks (Cost $260,791,835)		262,927,281

	Principal Amount

SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $510,960; collateralized by U.S. Treasury Notes: 1.750% due 06/15/22 and value $525,898)	$510,939	510,939

Total Short-Term Investment (Cost $510,939)		510,939

TOTAL INVESTMENTS - 98.5% (Cost $261,302,774)		263,438,220

OTHER ASSETS & LIABILITIES, NET - 1.5%		4,138,326

NET ASSETS - 100.0%		$267,576,546

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Industrial	21.6%
Financial	19.8%
Consumer, Cyclical	14.7%
Consumer, Non-Cyclical	12.9%
Basic Materials	8.9%
Technology	6.4%
Communications	5.6%
Energy	4.9%
Utilities	3.4%
Others (each less than 3.0%)	0.3%

98.5%
Other Assets & Liabilities, Net	1.5%

100.0%

(b)	As of June 30, 2019, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	23.1%
United Kingdom	10.8%
Canada	10.5%
Germany	6.2%
Switzerland	5.8%
South Korea	5.7%
France	4.2%
Netherlands	4.0%
Italy	3.9%
Sweden	3.8%
Spain	3.2%
Others (each less than 3.0%)	17.3%

98.5%
Other Assets & Liabilities, Net	1.5%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$6,693,755	$-	$6,693,755	$-
	Austria	1,355,289	720,882	634,407	-
	Belgium	2,488,699	733,748	1,754,951	-
	Brazil	887,328	887,328	-	-
	Canada	28,233,006	27,563,577	669,429	-
	China	2,107,313	-	2,107,313	-
	Denmark	4,431,024	-	4,431,024	-
	Egypt	654,673	-	654,673	-
	Finland	1,845,531	-	1,845,531	-
	France	11,271,381	951,099	10,320,282	-
	Germany	16,649,308	1,604,265	15,045,043	-
	Hong Kong	4,105,609	-	4,105,609	-
	Ireland	954,152	954,152	-	-
	Israel	5,363,018	3,511,260	1,851,758	-
	Italy	10,426,297	-	10,426,297	-
	Japan	61,791,491	-	61,791,491	-
	Jordan	795,887	-	795,887	-
	Netherlands	10,625,044	2,969,344	7,655,700	-
	New Zealand	1,605,522	-	1,605,522	-
	Norway	3,453,207	1,055,093	2,398,114	-
	Peru	727,219	-	727,219	-
	Singapore	3,187,088	-	3,187,088	-
	South Korea	15,226,592	1,850,203	13,376,389	-
	Spain	8,437,442	991,382	7,446,060	-
	Sweden	10,082,963	3,254,074	6,828,889	-
	Switzerland	15,545,895	505,486	15,040,409	-
	Tanzania	596,378	596,378	-	-
	United Kingdom	28,911,603	7,935,223	20,976,380	-
	United States	4,474,567	4,474,567	-	-

	Total Common Stocks	262,927,281	60,558,061	202,369,220	-

	Short-Term Investment	510,939	-	510,939	-

	Total	$263,438,220	$60,558,061	$202,880,159	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.2%

Brazil - 0.2%

Telefonica Brasil SA	302,200	$3,927,864

Total Preferred Stocks (Cost $3,162,850)		3,927,864

COMMON STOCKS - 96.7%

Argentina - 0.7%

YPF SA ADR	623,287	11,350,056

Belgium - 1.1%

Ageas	348,218	18,121,373

Canada - 2.4%

ARC Resources Ltd	574,109	2,810,155
Barrick Gold Corp (TSE)	1,177,343	18,583,239
Cameco Corp (NYSE)	401,544	4,308,567
Kinross Gold Corp *	2,188,347	8,490,786
Tourmaline Oil Corp	245,250	3,123,798

		37,316,545

China - 4.6%

China Mobile Ltd	2,077,309	18,911,116
China Telecom Corp Ltd ‘H’	29,804,907	15,008,194
China Unicom Hong Kong Ltd	20,990,719	22,951,282
Dongfeng Motor Group Co Ltd ‘H’	19,028,613	15,602,837

		72,473,429

Denmark - 1.4%

AP Moller - Maersk AS ‘B’	15,824	19,690,072
The Drilling Co of 1972 AS *	31,640	2,458,262

		22,148,334

Finland - 1.0%

Nokia OYJ (OMXH)	3,067,115	15,276,666

France - 10.9%

Air France-KLM *	325,240	3,125,807
BNP Paribas SA	527,994	25,029,696
Cie de Saint-Gobain	787,719	30,760,235
Engie SA	1,076,256	16,319,792
Renault SA	250,693	15,761,136
Rexel SA	1,324,947	16,816,703
Societe Generale SA	716,382	18,081,038
TOTAL SA	828,496	46,473,453

		172,367,860

Germany - 3.7%

CECONOMY AG *	904,782	5,549,497
Daimler AG	282,798	15,772,159
E.ON SE	783,348	8,499,415
METRO AG	731,822	13,372,395
RWE AG	477,074	11,772,078
Salzgitter AG	115,457	3,308,553

		58,274,097

India - 0.7%

Canara Bank *	2,119,027	8,729,785
NTPC Ltd	935,708	1,916,082

		10,645,867

Ireland - 0.8%

Bank of Ireland Group PLC	2,566,982	13,429,476

	Shares	Value

Italy - 6.5%

Assicurazioni Generali SPA	992,701	$18,690,150
BPER Banca	1,990,385	8,113,072
Eni SPA	2,264,323	37,649,620
Saipem SPA *	2,536,730	12,659,207
UniCredit SPA	2,045,566	25,178,526

		102,290,575

Japan - 28.4%

Benesse Holdings Inc	133,278	3,110,358
Canon Inc	482,368	14,125,209
Chiyoda Corp *	581,673	1,564,258
Citizen Watch Co Ltd	1,394,016	7,173,099
Dai-ichi Life Holdings Inc	1,019,323	15,422,087
DeNA Co Ltd	535,571	10,268,268
Eisai Co Ltd	94,054	5,330,625
Fuji Media Holdings Inc	289,029	4,037,083
Fujitsu Ltd	195,309	13,649,410
Gree Inc	1,262,872	5,890,945
Hitachi Metals Ltd	920,356	10,436,529
Honda Motor Co Ltd	1,274,646	32,960,777
Ibiden Co Ltd	316,358	5,558,416
Inpex Corp	1,734,850	15,723,500
JGC Corp	874,551	11,964,723
JSR Corp	1,071,029	16,965,462
Mitsubishi Estate Co Ltd	724,100	13,495,379
Mitsubishi Heavy Industries Ltd	366,665	15,991,012
Mitsubishi UFJ Financial Group Inc	6,191,092	29,488,015
Mizuho Financial Group Inc	11,107,000	16,150,972
Nikon Corp	524,846	7,463,100
Nippon Television Holdings Inc	559,575	8,302,359
Nissan Motor Co Ltd	1,751,500	12,545,057
Nitto Denko Corp	115,090	5,696,553
Nomura Holdings Inc	4,163,180	14,738,387
Resona Holdings Inc	4,003,320	16,700,197
Shimamura Co Ltd	149,181	11,168,586
Sumitomo Mitsui Financial Group Inc	751,722	26,645,285
Sumitomo Mitsui Trust Holdings Inc	436,390	15,854,753
T&D Holdings Inc	2,229,755	24,267,571
Takeda Pharmaceutical Co Ltd	674,499	23,993,830
THK Co Ltd	244,870	5,889,976
Yahoo Japan Corp	8,576,295	25,227,556

		447,799,337

Netherlands - 4.2%

ING Groep NV	1,814,283	21,016,182
PostNL NV	2,684,616	4,652,527
Royal Dutch Shell PLC ‘B’	1,216,725	39,868,031

		65,536,740

Norway - 0.9%

Norsk Hydro ASA	3,962,962	14,194,304

Russia - 2.7%

Gazprom PJSC ADR (OTC)	19,080	139,666
Gazprom PJSC ADR (SEAQ)	2,985,261	21,907,813
LUKOIL PJSC ADR (OTC)	2,610	219,292
LUKOIL PJSC ADR (SEAQ)	125,426	10,603,498
Sberbank of Russia PJSC ADR (SEAQ)	647,328	9,972,769

		42,843,038

South Africa - 4.0%

Anglo American Platinum Ltd	100,182	5,960,822
Anglo American PLC	850,973	24,310,939
Gold Fields Ltd ADR	3,008,185	16,274,281
Impala Platinum Holdings Ltd *	1,441,568	7,143,831
MTN Group Ltd	1,201,235	9,083,484

		62,773,357

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
South Korea - 3.3%

KB Financial Group Inc	443,619	$17,584,700
KT Corp ADR	1,469,562	18,178,482
Shinhan Financial Group Co Ltd	413,444	16,080,515

		51,843,697

Spain - 1.1%

CaixaBank SA (SIBE)	6,010,259	17,237,469

Switzerland - 6.0%

Adecco Group AG	435,923	26,197,820
Julius Baer Group Ltd	405,712	18,076,120
LafargeHolcim Ltd (XVTX)	436,007	21,319,224
UBS Group AG (XVTX)	2,428,136	28,858,966

		94,452,130

Taiwan - 1.4%

Innolux Corp	24,060,790	5,689,103
MediaTek Inc	941,944	9,540,730
Shin Kong Financial Holding Co Ltd	24,824,208	7,544,449

		22,774,282

United Kingdom - 10.9%

Babcock International Group PLC	1,295,847	7,543,370
BP PLC	4,184,861	29,154,924
BT Group PLC	6,872,272	17,182,953
Centrica PLC	9,419,180	10,500,163
HSBC Holdings PLC	3,988,570	33,289,639
J Sainsbury PLC	4,643,376	11,538,772
Kingfisher PLC	5,287,120	14,410,995
Land Securities Group PLC REIT	785,232	8,317,741
Marks & Spencer Group PLC	3,558,684	9,514,914
Standard Chartered PLC	2,543,798	23,076,967
The British Land Co PLC REIT	1,172,656	8,025,696

		172,556,134

Total Common Stocks (Cost $1,675,095,914)		1,525,704,766

	Principal Amount

SHORT-TERM INVESTMENT - 2.7%

Repurchase Agreement - 2.7%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $42,488,561; collateralized by U.S. Treasury Notes: 1.750% due 06/15/22 and value $43,339,026)	$42,486,791	42,486,791

Total Short-Term Investment (Cost $42,486,791)		42,486,791

TOTAL INVESTMENTS - 99.6% (Cost $1,720,745,555)		1,572,119,421

OTHER ASSETS & LIABILITIES, NET - 0.4%		6,140,787

NET ASSETS - 100.0%		$1,578,260,208

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	32.8%
Energy	14.8%
Consumer, Cyclical	10.2%
Communications	10.0%
Basic Materials	8.6%
Industrial	7.9%
Consumer, Non-Cyclical	5.8%
Technology	3.7%
Utilities	3.1%
Others (each less than 3.0%)	2.7%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	As of June 30, 2019, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	28.4%
United Kingdom	10.9%
France	10.9%
Italy	6.5%
Switzerland	6.0%
China	4.6%
Netherlands	4.2%
South Africa	4.0%
Germany	3.7%
South Korea	3.3%
Others (each less than 3.0%)	17.1%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$3,927,864	$3,927,864	$-	$-
	Common Stocks
	Argentina	11,350,056	11,350,056	-	-
	Belgium	18,121,373	-	18,121,373	-
	Canada	37,316,545	37,316,545	-	-
	China	72,473,429	-	72,473,429	-
	Denmark	22,148,334	2,458,262	19,690,072	-
	Finland	15,276,666	-	15,276,666	-
	France	172,367,860	18,886,943	153,480,917	-
	Germany	58,274,097	5,549,497	52,724,600	-
	India	10,645,867	1,916,082	8,729,785	-
	Ireland	13,429,476	-	13,429,476	-
	Italy	102,290,575	-	102,290,575	-
	Japan	447,799,337	-	447,799,337	-
	Netherlands	65,536,740	-	65,536,740	-
	Norway	14,194,304	-	14,194,304	-
	Russia	42,843,038	358,958	42,484,080	-
	South Africa	62,773,357	16,274,281	46,499,076	-
	South Korea	51,843,697	18,178,482	33,665,215	-
	Spain	17,237,469	-	17,237,469	-
	Switzerland	94,452,130	-	94,452,130	-
	Taiwan	22,774,282	-	22,774,282	-
	United Kingdom	172,556,134	-	172,556,134	-

	Total Common Stocks	1,525,704,766	112,289,106	1,413,415,660	-

	Short-Term Investment	42,486,791	-	42,486,791	-

	Total	$1,572,119,421	$116,216,970	$1,455,902,451	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%

Communications - 0.2%

So-Young International Inc ADR * (China)	42,628	$592,103

Consumer, Non-Cyclical - 95.8%

Abbott Laboratories	304,260	25,588,266
ACADIA Pharmaceuticals Inc *	14,730	393,733
Acceleron Pharma Inc *	44,730	1,837,508
Agios Pharmaceuticals Inc *	17,850	890,358
Alexion Pharmaceuticals Inc *	19,640	2,572,447
Align Technology Inc *	6,650	1,820,105
Allakos Inc *	16,155	699,996
Allogene Therapeutics Inc *	7,282	195,522
Amedisys Inc *	16,270	1,975,341
Amgen Inc	37,019	6,821,861
AnaptysBio Inc *	2,380	134,280
Anthem Inc	40,860	11,531,101
Apellis Pharmaceuticals Inc *	24,349	617,004
Arena Pharmaceuticals Inc *	28,712	1,683,385
Assembly Biosciences Inc *	5,717	77,122
AstraZeneca PLC (United Kingdom)	75,642	6,183,858
AstraZeneca PLC ADR (United Kingdom)	43,340	1,789,075
Atreca Inc ‘A’ *	18,580	350,047
Avantor Inc *	128,964	2,461,923
Baxter International Inc	103,450	8,472,555
Becton Dickinson and Co	31,221	7,868,004
Biogen Inc *	12,488	2,920,569
BioMarin Pharmaceutical Inc *	52,860	4,527,459
Blueprint Medicines Corp *	9,140	862,176
Boston Scientific Corp *	383,268	16,472,859
Bristol-Myers Squibb Co	94,668	4,293,194
Centene Corp *	98,790	5,180,548
Charles River Laboratories International Inc *	10,610	1,505,559
Checkpoint Therapeutics Inc *	48,900	148,167
Cigna Corp	35,410	5,578,845
ConvaTec Group PLC ~ (United Kingdom)	1,078,070	1,997,530
Corbus Pharmaceuticals Holdings Inc *	35,810	248,163
Daiichi Sankyo Co Ltd (Japan)	33,800	1,772,658
Edwards Lifesciences Corp *	50,090	9,253,627
Eidos Therapeutics Inc *	8,961	278,508
Elanco Animal Health Inc *	101,985	3,447,093
Eli Lilly & Co	90,260	9,999,905
Encompass Health Corp	30,550	1,935,648
Exact Sciences Corp *	15,570	1,837,883
Galapagos NV ADR * (Belgium)	6,550	844,491
Genfit ADR * (France)	10,410	205,598
Genmab AS * (Denmark)	11,010	2,024,492
Gilead Sciences Inc	88,080	5,950,685
GlaxoSmithKline PLC (United Kingdom)	201,920	4,047,451
Guardant Health Inc *	5,445	470,067
Halozyme Therapeutics Inc *	28,470	489,115
Hansoh Pharmaceutical Group Co Ltd * ~ (China)	782,000	2,067,194
HCA Healthcare Inc	30,391	4,107,951
Hua Medicine * ~ (China)	355,000	320,385
Humana Inc	31,540	8,367,562
Illumina Inc *	11,070	4,075,420
Incyte Corp *	24,500	2,081,520
Insmed Inc *	42,531	1,088,794
Intuitive Surgical Inc *	17,140	8,990,787
IQVIA Holdings Inc *	23,510	3,782,759
LHC Group Inc *	16,270	1,945,567
Masimo Corp *	43,840	6,524,269
Medtronic PLC	131,368	12,793,930
Merck & Co Inc	147,836	12,396,049
Merck KGaA (Germany)	17,990	1,879,078
Mirati Therapeutics Inc *	9,670	996,010
MyoKardia Inc *	7,293	365,671

	Shares	Value
Natera Inc *	14,403	$397,235
Nektar Therapeutics *	8,430	299,939
Neurocrine Biosciences Inc *	26,090	2,202,779
Nevro Corp *	14,680	951,704
Novo Nordisk AS ADR (Denmark)	72,180	3,684,067
Pfizer Inc	287,711	12,463,641
Principia Biopharma Inc *	4,567	151,579
QIAGEN NV *	55,250	2,240,387
Quest Diagnostics Inc	17,710	1,803,055
Ra Pharmaceuticals Inc *	41,308	1,242,132
Reata Pharmaceuticals Inc ‘A’ *	10,151	957,747
ResMed Inc	32,780	4,000,143
Roche Holding AG (Switzerland)	7,240	2,035,798
Sanofi (France)	33,720	2,914,161
Sanofi ADR (France)	46,120	1,995,612
Sarepta Therapeutics Inc *	3,976	604,153
Seattle Genetics Inc *	23,510	1,627,127
SI-BONE Inc *	4,376	89,008
Stryker Corp	66,950	13,763,581
Syndax Pharmaceuticals Inc *	17,936	166,984
Teladoc Health Inc *	37,490	2,489,711
Teleflex Inc	19,340	6,404,441
Theravance Biopharma Inc *	5,360	87,529
Thermo Fisher Scientific Inc	49,490	14,534,223
Tricida Inc *	10,625	419,263
UnitedHealth Group Inc	125,371	30,591,778
Urovant Sciences Ltd * (United Kingdom)	7,539	59,633
Varian Medical Systems Inc *	35,210	4,793,137
Vertex Pharmaceuticals Inc *	35,210	6,456,810
Wright Medical Group NV *	71,310	2,126,464
WuXi AppTec Co Ltd ‘H’ ~ (China)	175,280	1,537,012
Wuxi Biologics Cayman Inc * ~ (China)	125,000	1,121,437
Zimmer Biomet Holdings Inc	28,660	3,374,428
Zoetis Inc	82,620	9,376,544

		379,001,969

Industrial - 0.7%

Agilent Technologies Inc	39,480	2,947,971

Technology - 0.5%

Cerner Corp	28,860	2,115,438

Total Common Stocks (Cost $292,241,458)		384,657,481

	Principal Amount

SHORT-TERM INVESTMENT - 2.2%

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $8,758,298; collateralized by U.S. Treasury Notes: 1.750% due 06/15/22 and value $8,935,262)	$8,757,933	8,757,933

Total Short-Term Investment (Cost $8,757,933)		8,757,933

TOTAL INVESTMENTS - 99.4% (Cost $300,999,391)		393,415,414

DERIVATIVES - 0.0%
(See Note (b) in Notes to Schedule of Investments)		27,333

OTHER ASSETS & LIABILITIES, NET - 0.6%		2,264,304

NET ASSETS - 100.0%		$395,707,051

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by heath care sector as a percentage of net assets was as follows:

Medical-Drugs	21.4%
Medical Products	16.9%
Medical-HMO	14.1%
Medical-Biomedical/Gene	12.8%
Medical Instruments	12.0%
Diagnostic Equipment	4.3%
Others (each less than 3.0%)	15.7%

97.2%
Short-Term Investment	2.2%
Derivatives	0.0%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Forward foreign currency contracts outstanding as of June 30, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
CHF	856,576	USD	874,118	07/19	UBS	$4,018	$-
DKK	20,527,450	USD	3,108,830	07/19	CIT	20,596	-
EUR	3,459,728	USD	3,911,645	07/19	RBC	25,088	-
GBP	4,829,068	USD	6,139,354	07/19	WBC	-	(4,155)
JPY	86,985,373	USD	811,736	07/19	GSC	-	(4,408)
JPY	5,646,818	USD	52,441	07/19	UBS	-	(31)
USD	1,863,186	CHF	1,870,700	07/19	RBC	-	(54,599)
USD	5,616,089	DKK	37,258,898	07/19	CIT	-	(64,061)
USD	313,603	DKK	2,088,507	07/19	TDB	-	(4,791)
USD	7,859,292	EUR	6,980,100	07/19	RBC	-	(83,177)
USD	13,416,867	GBP	10,391,400	07/19	GSC	214,878	-
USD	1,731,081	JPY	188,887,900	07/19	GSC	-	(22,025)

Total Forward Foreign Currency Contracts						$264,580	($237,247)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Communications	$592,103	$592,103	$-	$-
	Consumer, Non-Cyclical	379,001,969	357,049,998	21,951,971	-
	Industrial	2,947,971	2,947,971	-	-
	Technology	2,115,438	2,115,438	-	-

	Total Common Stocks	384,657,481	362,705,510	21,951,971	-

	Short-Term Investment	8,757,933	-	8,757,933	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	264,580	-	264,580	-

	Total Assets	393,679,994	362,705,510	30,974,484	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(237,247)	-	(237,247)	-

	Total Liabilities	(237,247)	-	(237,247)	-

	Total	$393,442,747	$362,705,510	$30,737,237	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Consumer, Cyclical - 2.8%

Extended Stay America Inc	257,734	$4,353,127
Hilton Worldwide Holdings Inc	150,534	14,713,193

		19,066,320

Financial - 93.7%

Alexandria Real Estate Equities Inc REIT	214,731	30,296,397
American Homes 4 Rent ‘A’ REIT	535,639	13,021,384
American Tower Corp REIT	26,716	5,462,086
Americold Realty Trust REIT	240,632	7,801,290
Apartment Investment & Management Co ‘A’ REIT	422,368	21,169,084
AvalonBay Communities Inc REIT	204,809	41,613,093
Boston Properties Inc REIT	157,819	20,358,651
Corporate Office Properties Trust REIT	59,822	1,577,506
Cousins Properties Inc REIT	294,647	10,657,382
Crown Castle International Corp REIT	48,810	6,362,384
CubeSmart REIT	341,159	11,408,357
Duke Realty Corp REIT	340,223	10,754,449
EPR Properties REIT	175,532	13,092,932
Equinix Inc REIT	85,032	42,880,787
Equity LifeStyle Properties Inc REIT	99,235	12,041,175
Equity Residential REIT	90,833	6,896,041
Essex Property Trust Inc REIT	98,363	28,715,111
Extra Space Storage Inc REIT	155,379	16,485,712
First Industrial Realty Trust Inc REIT	168,710	6,198,405
HCP Inc REIT	255,833	8,181,539
Healthcare Realty Trust Inc REIT	227,520	7,125,926
Healthcare Trust of America Inc ‘A’ REIT	680,953	18,678,541
Industrial Logistics Properties Trust REIT	26,647	554,791
Invitation Homes Inc REIT	1,212,730	32,416,273
Kilroy Realty Corp REIT	195,812	14,452,884
Physicians Realty Trust REIT	277,597	4,841,292
Prologis Inc REIT	614,279	49,203,748
Public Storage REIT	44,516	10,602,376
Regency Centers Corp REIT	364,219	24,307,976
Sabra Health Care Inc REIT	385,458	7,589,668
Simon Property Group Inc REIT	163,860	26,178,274
Spirit Realty Capital Inc REIT	196,244	8,371,769
STORE Capital Corp REIT	625,983	20,776,376
Sun Communities Inc REIT	151,979	19,482,188
Sunstone Hotel Investors Inc REIT	774,713	10,621,315
Tanger Factory Outlet Centers Inc REIT	182,206	2,953,559
Taubman Centers Inc REIT	118,828	4,851,747
Terreno Realty Corp REIT	243,483	11,940,406
VICI Properties Inc REIT	489,910	10,797,616
Welltower Inc REIT	447,197	36,459,971
Weyerhaeuser Co REIT	142,001	3,740,306

		640,920,767

	Shares	Value
Technology - 2.5%

InterXion Holding NV * (Netherlands)	227,055	$17,276,615

Total Common Stocks (Cost $610,644,984)		677,263,702

	Principal Amount

SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $5,484,512; collateralized by U.S. Treasury Notes: 1.750% due 06/15/22 and value $5,594,556)	$5,484,284	5,484,284

Total Short-Term Investment (Cost $5,484,284)		5,484,284

TOTAL INVESTMENTS - 99.8% (Cost $616,129,268)		682,747,986

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,355,699

NET ASSETS - 100.0%		$684,103,685

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by real estate sector as a percentage of net assets was as follows:

REITS-Apartments	21.0%
REITS-Diversified	15.2%
REITS-Health Care	12.1%
REITS-Warehouse/Industrial	11.1%
REITS-Office Property	9.7%
REITS-Storage	5.6%
REITS-Regional Malls	5.0%
REITS-Manufactured Homes	4.6%
REITS-Single Tenant	4.3%
REITS-Shopping Centers	3.5%
Others (each less than 3.0%)	6.9%

99.0%
Short-Term Investment	0.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$677,263,702	$677,263,702	$-	$-
	Short-Term Investment	5,484,284	-	5,484,284	-

	Total	$682,747,986	$677,263,702	$5,484,284	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Communications - 34.0%

Alibaba Group Holding Ltd ADR * (China)	6,534	$1,107,186
Alphabet Inc ‘A’ *	15,101	16,351,363
Altice USA Inc ‘A’ *	72,168	1,757,291
Amazon.com Inc *	9,525	18,036,826
Chewy Inc ‘A’ *	15,409	539,315
Facebook Inc ‘A’ *	63,782	12,309,926
GoDaddy Inc ‘A’ *	33,708	2,364,616
Netflix Inc *	2,742	1,007,191
Pagerduty Inc *	667	31,382
RingCentral Inc ‘A’ *	10,184	1,170,345
Spotify Technology SA *	5,621	821,903
The RealReal Inc *	14,511	419,368
Uber Technologies Inc *	45,705	2,119,798
Wix.com Ltd * (Israel)	7,227	1,026,957
Zendesk Inc *	11,358	1,011,203

		60,074,670

Consumer, Non-Cyclical - 14.9%

Adaptive Biotechnologies Corp *	346	16,712
Bio-Techne Corp	9,730	2,028,608
FleetCor Technologies Inc *	6,683	1,876,920
Global Payments Inc	27,169	4,350,572
Grand Canyon Education Inc *	14,531	1,700,418
Guardant Health Inc *	13,975	1,206,462
IHS Markit Ltd *	28,579	1,821,054
Illumina Inc *	2,594	954,981
PayPal Holdings Inc *	40,172	4,598,087
Senseonics Holdings Inc *	102,366	208,827
Square Inc ‘A’ *	13,119	951,521
Total System Services Inc	29,947	3,841,302
TransUnion	19,591	1,440,134
Verisk Analytics Inc	8,951	1,310,963

		26,306,561

Financial - 10.3%

Mastercard Inc ‘A’	28,644	7,577,197
Nasdaq Inc	12,695	1,220,878
Tradeweb Markets Inc ‘A’	18,900	828,009
Visa Inc ‘A’	49,874	8,655,633

		18,281,717

Industrial - 3.7%

Amphenol Corp ‘A’	15,592	1,495,896
FLIR Systems Inc	25,589	1,384,365
L3Harris Technologies Inc	13,627	2,577,275
Northrop Grumman Corp	3,417	1,104,067

		6,561,603

Technology - 35.6%

Activision Blizzard Inc	3,803	179,502
Adobe Inc *	23,326	6,873,006
Apple Inc	20,004	3,959,192
Applied Materials Inc	52,134	2,341,338
Autodesk Inc *	12,232	1,992,593
Blue Prism Group Plc * (United Kingdom)	26,308	461,568
CACI International Inc ‘A’ *	1,690	345,757
Cognizant Technology Solutions Corp ‘A’	5,984	379,326
Constellation Software Inc (Canada)	1,804	1,700,269
DocuSign Inc *	13,814	686,694
DXC Technology Co	77,485	4,273,298
Electronic Arts Inc *	30,792	3,117,998
Endava PLC ADR * (United Kingdom)	56,208	2,261,810
EPAM Systems Inc *	3,667	634,758
Fidelity National Information Services Inc	27,262	3,344,502
First Data Corp ‘A’ *	49,642	1,343,809
Fiserv Inc *	39,514	3,602,096

	Shares	Value
HubSpot Inc *	5,873	$1,001,464
Microchip Technology Inc	33,696	2,921,443
Microsoft Corp	72,167	9,667,491
New Relic Inc *	8,904	770,285
Pluralsight Inc ‘A’ *	36,345	1,101,980
Presidio Inc	61,614	842,263
Rapid7 Inc *	6,886	398,286
salesforce.com Inc *	42,409	6,434,717
ServiceNow Inc *	8,000	2,196,560
Silicon Laboratories Inc *	985	101,849

		62,933,854

Total Common Stocks (Cost $118,565,953)		174,158,405

	Principal Amount

SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $3,050,198; collateralized by U.S. Treasury Notes: 1.750% due 06/15/22 and value $3,115,321)	$3,050,070	3,050,070

Total Short-Term Investment (Cost $3,050,070)		3,050,070

TOTAL INVESTMENTS - 100.2% (Cost $121,616,023)		177,208,475

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(381,219)

NET ASSETS - 100.0%		$176,827,256

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by technology sector as a percentage of net assets was as follows:

E-Commerce/Products	11.4%
Applications Software	11.2%
Commercial Services-Finance	10.7%
Web Portals/ISP	9.2%
Finance-Credit Card	9.2%
Internet Content-Entertainment	7.5%
Data Processing/Management	5.1%
Computer Services	4.9%
Electronic Forms	3.9%
Others (each less than 3.0%)	25.4%

	98.5%
Short-Term Investment	1.7%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Communications	$60,074,670	$60,074,670	$-	$-
	Consumer, Non-Cyclical	26,306,561	26,306,561	-	-
	Financial	18,281,717	18,281,717	-	-
	Industrial	6,561,603	6,561,603	-	-
	Technology	62,933,854	62,472,286	461,568	-

	Total Common Stocks	174,158,405	173,696,837	461,568	-

	Short-Term Investment	3,050,070	-	3,050,070	-

	Total	$177,208,475	$173,696,837	$3,511,638	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 28.7%

Australia - 0.7%

Westpac Banking Corp 3.431% (USD LIBOR + 0.850%) due 01/11/22 §	$4,675,000	$4,724,223

Belgium - 0.4%

Anheuser-Busch InBev Finance Inc 3.836% (USD LIBOR + 1.260%) due 02/01/21 §	2,810,000	2,850,986

Canada - 2.1%

Royal Bank of Canada 3.052% (USD LIBOR + 0.470%) due 04/29/22 §	6,535,000	6,552,770
The Toronto-Dominion Bank 2.881% (USD LIBOR + 0.430%) due 06/11/21 §	4,205,000	4,221,889
TransCanada PipeLines Ltd 2.125% due 11/15/19	4,085,000	4,077,216

		14,851,875

France - 0.6%

WEA Finance LLC REIT 2.700% due 09/17/19 ~	4,215,000	4,214,935

Germany - 1.4%

BMW US Capital LLC 3.035% (USD LIBOR + 0.500%) due 08/13/21 § ~	1,915,000	1,921,281
3.229% (USD LIBOR + 0.640%) due 04/06/22 § ~	2,835,000	2,844,530
Daimler Finance North America LLC 1.500% due 07/05/19 ~	3,310,000	3,309,640
3.235% (USD LIBOR + 0.670%) due 11/05/21 § ~	1,590,000	1,594,879

		9,670,330

Netherlands - 0.4%

ABN AMRO Bank NV 3.091% (USD LIBOR + 0.570%) due 08/27/21 § ~	2,610,000	2,621,069

United Kingdom - 0.8%

BP Capital Markets PLC 2.775% (USD LIBOR + 0.250%) due 11/24/20 §	3,295,000	3,299,680
GlaxoSmithKline Capital PLC 2.878% (USD LIBOR + 0.350%) due 05/14/21 §	2,395,000	2,400,790

		5,700,470

United States - 22.3%

AIG Global Funding 1.950% due 10/18/19 ~	2,700,000	2,695,817
American Express Co 3.050% (USD LIBOR + 0.525%) due 05/17/21 §	7,985,000	8,017,804
AT&T Inc 3.547% (USD LIBOR + 0.950%) due 07/15/21 §	7,700,000	7,769,784
Bank of America Corp 2.999% (USD LIBOR + 0.650%) due 06/25/22 §	8,005,000	8,030,174

	Principal Amount	Value
Bristol-Myers Squibb Co 2.905% (USD LIBOR + 0.380%) due 05/16/22 § ~	$6,425,000	$6,442,772
Capital One Financial Corp 3.403% (USD LIBOR + 0.950%) due 03/09/22 §	6,437,000	6,492,821
Caterpillar Financial Services Corp 2.752% (USD LIBOR + 0.280%) due 09/07/21 §	1,995,000	1,996,137
2.822% (USD LIBOR + 0.350%) due 12/07/20 §	4,835,000	4,846,832
Citigroup Inc 3.540% (USD LIBOR + 0.960%) due 04/25/22 §	8,140,000	8,211,733
CVS Health Corp 3.173% (USD LIBOR + 0.720%) due 03/09/21 §	5,950,000	5,978,200
Dominion Energy Gas Holdings LLC 3.010% (USD LIBOR + 0.600%) due 06/15/21 §	6,670,000	6,701,860
Enterprise Products Operating LLC 2.550% due 10/15/19	1,430,000	1,429,645
Florida Power & Light Co 2.965% (USD LIBOR + 0.400%) due 05/06/22 §	4,760,000	4,762,388
General Electric Co 6.000% due 08/07/19	3,320,000	3,330,966
Gilead Sciences Inc 2.637% (USD LIBOR + 0.250%) due 09/20/19 §	3,445,000	3,446,053
Harley-Davidson Financial Services Inc 2.400% due 09/15/19 ~	4,910,000	4,905,486
International Business Machines Corp 2.935% (USD LIBOR + 0.400%) due 05/13/21 §	6,370,000	6,388,592
John Deere Capital Corp 2.872% (USD LIBOR + 0.400%) due 06/07/21 §	1,690,000	1,695,387
JPMorgan Chase & Co 3.003% (USD LIBOR + 0.550%) due 03/09/21 §	8,565,000	8,580,189
Morgan Stanley 3.772% (USD LIBOR + 1.180%) due 01/20/22 §	8,135,000	8,222,806
NBCUniversal Enterprise Inc 2.719% (USD LIBOR + 0.400%) due 04/01/21 § ~	7,860,000	7,879,150
Phillips 66 3.347% (USD LIBOR + 0.750%) due 04/15/20 § ~	1,940,000	1,940,860
The Goldman Sachs Group Inc 3.696% (USD LIBOR + 1.110%) due 04/26/22 §	8,300,000	8,372,765
Toyota Motor Credit Corp 3.129% (USD LIBOR + 0.540%) due 01/08/21 §	4,205,000	4,229,071
United Technologies Corp 3.175% (USD LIBOR + 0.650%) due 08/16/21 §	3,817,000	3,819,462
US Bank NA 2.812% (USD LIBOR + 0.290%) due 05/21/21 §	4,584,000	4,588,224
Verizon Communications Inc 3.410% (USD LIBOR + 1.000%) due 03/16/22 §	7,855,000	7,976,603
Wells Fargo & Co 3.465% (USD LIBOR + 0.930%) due 02/11/22 §	8,370,000	8,421,157

		157,172,738

Total Corporate Bonds & Notes (Cost $201,813,432)		201,806,626

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES - 7.5%

Ally Auto Receivables Trust 2.350% due 06/15/22	$5,600,000	$5,603,436
Capital One Multi-Asset Execution Trust 3.024% (USD LIBOR + 0.630%) due 02/15/24 §	4,870,000	4,910,541
Capital One Prime Auto Receivables Trust 2.580% due 04/15/22	2,800,000	2,813,921
CARDS II Trust 2.839% (USD LIBOR + 0.390%) due 05/15/24 § ~	1,840,000	1,843,060
Chase Issuance Trust 2.594% (USD LIBOR + 0.200%) due 04/17/23 §	3,481,000	3,485,654
2.944% (USD LIBOR + 0.550%) due 06/15/23 §	2,978,000	3,000,376
Citibank Credit Card Issuance Trust 2.909% (USD LIBOR + 0.490%) due 12/07/23 §	6,030,000	6,073,640
Evergreen Credit Card Trust 2.874% (USD LIBOR + 0.480%) due 01/15/23 § ~	1,155,000	1,158,796
Ford Credit Auto Owner Trust 2.623% (USD LIBOR + 0.240%) due 02/15/22 §	3,075,000	3,075,590
GM Financial Consumer Automobile Receivables Trust 1.970% due 05/16/22 ~	4,670,000	4,661,989
Navient Student Loan Trust 2.734% (USD LIBOR + 0.330%) due 12/27/67 § ~	1,162,580	1,162,634
Nissan Auto Receivables Owner Trust 2.820% due 01/18/22	2,145,000	2,155,079
Verizon Owner Trust
2.060% due 04/20/22 ~	3,220,000	3,220,530
2.643% (USD LIBOR + 0.260%) due 09/20/22 § ~	3,759,000	3,758,154
World Omni Auto Receivables Trust 2.630% due 06/15/22	5,610,000	5,630,252

Total Asset-Backed Securities (Cost $52,462,741)		52,553,652

U.S. TREASURY OBLIGATIONS - 6.3%

U.S. Treasury Notes - 6.3%

U.S. Treasury Notes 0.750% due 08/15/19 ‡	44,500,000	44,416,905

Total U.S. Treasury Obligations (Cost $44,405,451)		44,416,905

FOREIGN GOVERNMENT BONDS & NOTES - 24.2%

Canada - 6.4%

Canadian Government 1.250% due 02/01/20	CAD 59,400,000	45,236,170

France - 5.1%

French Republic Government OAT (0.613)% due 05/25/20 ~	EUR 31,500,000	36,018,452

Germany - 6.3%

Bundesrepublik Deutschland Bundesanleihe 3.250% due 01/04/20 ~	38,200,000	44,321,261

	Principal Amount	Value

United Kingdom - 6.4%

United Kingdom Gilt 1.750% due 07/22/19 ~	GBP 29,150,000	$37,040,864
United Kingdom Treasury Bill 0.733% due 09/16/19	6,000,000	7,607,820

		44,648,684

Total Foreign Government Bonds & Notes (Cost $170,669,121)		170,224,567

SHORT-TERM INVESTMENTS - 33.1%

Repurchase Agreement - 23.5%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $165,433,317; collateralized by U.S. Treasury Notes: 1.750% - 1.875% due 03/31/22 - 06/15/22 and value $168,741,472)	$165,426,425	165,426,425

U.S. Treasury Bills - 9.6%

2.110% due 08/20/19	13,000,000	12,962,512
2.208% due 08/13/19	20,580,000	20,529,479
2.417% due 08/01/19	16,945,000	16,915,634
2.432% due 10/31/19	17,050,000	16,933,991

		67,341,616

Total Short-Term Investments (Cost $232,739,128)		232,768,041

TOTAL INVESTMENTS - 99.8% (Cost $702,089,873)		701,769,791

DERIVATIVES - 0.2%
(See Note (c) in Notes to Schedule of Investments)		1,405,854

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(87,534)

NET ASSETS - 100.0%		$703,088,111

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition as a percentage of net assets was as follows:

Short-Term Investments	33.1%
Corporate Bonds & Notes	28.7%
Foreign Government Bonds & Notes	24.2%
Asset-Backed Securities	7.5%
U.S. Treasury Obligations	6.3%

	99.8%
Derivatives	0.2%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	As of June 30, 2019, an investment with a value of $4,785,452 was fully or partially segregated with the broker(s) custodian as collateral for forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of June 30, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	97,688,207	USD	67,963,512	07/19	CIT	$652,185	$-
AUD	61,896,747	USD	43,105,149	07/19	GSC	370,809	-
AUD	9,658,727	USD	6,792,896	07/19	RBC	-	(8,656)
AUD	15,157,861	USD	10,575,488	07/19	SCB	71,316	-
AUD	61,294,060	USD	42,821,990	07/19	SSB	230,644	-
BRL	186,392,973	USD	47,114,321	07/19	GSC	1,363,919	-
CAD	158,698,261	USD	118,159,354	07/19	CIT	3,066,987	-
CAD	45,016,528	USD	33,482,922	07/19	GSC	904,279	-
CAD	12,327,269	USD	9,171,290	07/19	RBC	245,257	-
CAD	31,178,879	USD	23,420,533	07/19	SSB	396,371	-
CHF	71,405,536	USD	71,339,777	07/19	CIT	1,904,310	-
CHF	2,868,963	USD	2,945,484	07/19	GSC	-	(2,651)
CHF	36,862,666	USD	36,779,458	07/19	GSC	1,032,348	-
CHF	9,671,587	USD	9,783,956	07/19	SSB	136,655	-
CLP	8,372,715,291	USD	12,336,401	07/19	CIT	22,215	-
CLP	7,294,648,788	USD	10,689,696	07/19	GSC	77,631	-
COP	174,737,640,000	USD	52,868,721	07/19	JPM	1,460,627	-
CZK	489,330,444	USD	21,435,068	07/19	CIT	454,078	-
EUR	65,227,352	USD	73,385,208	07/19	CIT	871,734	-
EUR	23,543,044	USD	26,846,839	07/19	GSC	-	(44,670)
EUR	107,701,233	USD	121,422,880	07/19	GSC	1,188,333	-
EUR	62,692,829	USD	70,587,041	07/19	SSB	784,518	-
GBP	54,960,332	USD	71,762,004	07/19	CIT	-	(1,915,542)
GBP	11,474,383	USD	14,585,891	07/19	GSC	-	(3,645)
GBP	28,215,956	USD	35,658,460	07/19	GSC	199,853	-
GBP	42,109,074	USD	53,500,000	07/19	MSC	17,079	-
GBP	7,765,887	USD	10,190,288	07/19	RBC	-	(320,993)
GBP	8,581,474	USD	10,929,537	07/19	SCB	-	(23,751)
GBP	42,195,279	USD	54,992,382	07/19	SSB	-	(1,368,415)
HUF	3,077,766,689	USD	10,587,141	07/19	GSC	255,584	-
JPY	3,951,093,283	USD	36,828,161	07/19	CIT	-	(140,593)
JPY	14,657,365,914	USD	134,320,034	07/19	CIT	1,779,787	-
JPY	4,956,142,524	USD	45,741,289	07/19	GSC	278,583	-
JPY	11,608,900,000	USD	107,488,142	07/19	JPM	313,566	-
JPY	5,103,508,384	USD	47,569,039	07/19	SSB	-	(180,812)
JPY	5,231,259,918	USD	47,498,115	07/19	SSB	1,076,337	-
KRW	24,801,047,884	USD	21,080,364	07/19	GSC	349,367	-
MXN	1,746,550,000	USD	87,903,266	07/19	CIB	2,870,616	-
MXN	921,648,582	USD	47,157,115	07/19	GSC	749,182	-
MXN	499,854,329	USD	25,263,286	07/19	SSB	720,008	-
MYR	111,229,000	USD	26,659,620	07/19	MSC	250,405	-
NOK	85,260,557	USD	10,026,561	07/19	CIT	-	(26,997)
NOK	1,459,514,563	USD	168,968,349	07/19	CIT	2,207,043	-
NOK	155,661,147	USD	18,359,558	07/19	GSC	-	(103,243)
NOK	290,467,687	USD	33,384,333	07/19	GSC	682,419	-
NOK	69,020,000	USD	7,932,778	07/19	JPM	162,327	-
NOK	63,007,811	USD	7,243,967	07/19	RBC	145,741	-
NOK	237,028,702	USD	27,808,846	07/19	SSB	-	(9,548)
NOK	1,064,683,135	USD	123,083,743	07/19	SSB	1,786,429	-
NZD	45,590,000	USD	29,725,088	07/19	BRC	912,915	-
NZD	56,571,681	USD	37,288,688	07/19	CIT	728,499	-
NZD	40,565,062	USD	26,668,432	07/19	GSC	592,020	-
NZD	11,020,867	USD	7,283,272	07/19	RBC	122,949	-
NZD	16,066,642	USD	10,592,335	07/19	SSB	204,737	-
PLN	25,960,834	USD	6,959,326	07/19	CIT	-	(3,377)
PLN	40,561,389	USD	10,548,440	07/19	GSC	319,584	-
SEK	1,034,427,205	USD	109,482,269	07/19	CIT	2,031,387	-
SEK	397,220,717	USD	41,833,219	07/19	GSC	988,097	-
SEK	140,260,000	USD	14,848,583	07/19	JPM	272,919	-
SEK	194,553,590	USD	21,001,189	07/19	SSB	-	(27,860)
SEK	1,767,785,340	USD	187,724,330	07/19	SSB	2,854,151	-
USD	64,465,816	AUD	93,032,477	07/19	CIT	-	(879,721)
USD	13,950,865	AUD	19,780,436	07/19	CIT	57,188	-
USD	54,158,598	AUD	77,505,000	07/19	GSC	-	(282,454)
USD	21,390,732	AUD	30,413,204	07/19	GSC	28,653	-
USD	10,238,554	AUD	14,532,253	07/19	SSB	31,174	-
USD	10,560,978	BRL	42,381,205	07/19	CIT	-	(461,788)
USD	90,445,642	CAD	121,185,000	07/19	BRC	-	(2,127,240)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	144,169,871	CAD	193,195,698	07/19	CIT	$-	($3,408,354)
USD	69,518,803	CAD	93,078,572	07/19	GSC	-	(1,582,177)
USD	74,609,199	CAD	99,887,912	07/19	SSB	-	(1,693,125)
USD	25,385,303	CAD	33,173,006	07/19	SSB	45,125	-
USD	149,610,261	CHF	148,993,437	07/19	CIT	-	(3,219,456)
USD	52,314,920	CHF	51,898,298	07/19	GSC	-	(920,289)
USD	27,311,674	CHF	26,602,144	07/19	GSC	24,578	-
USD	47,099,359	CHF	46,545,000	07/19	MSC	-	(648,570)
USD	53,500,000	CHF	52,151,265	07/19	MSC	915	-
USD	74,600,959	CHF	74,943,535	07/19	SSB	-	(2,272,221)
USD	19,946,187	CHF	19,424,355	07/19	SSB	21,694	-
USD	10,514,594	CLP	7,295,130,486	07/19	CIT	-	(253,444)
USD	21,239,203	CZK	489,346,555	07/19	GSC	-	(650,664)
USD	224,758,947	EUR	199,224,607	07/19	CIT	-	(2,044,841)
USD	42,528,544	EUR	37,277,599	07/19	CIT	90,510	-
USD	93,969,359	EUR	83,362,583	07/19	GSC	-	(936,143)
USD	18,476,578	EUR	16,220,145	07/19	GSC	11,036	-
USD	13,263,732	EUR	11,778,980	07/19	RBC	-	(145,843)
USD	53,042,122	EUR	47,008,379	07/19	SSB	-	(473,749)
USD	44,833,163	GBP	35,335,000	07/19	CIB	-	(74,640)
USD	6,746,253	GBP	5,329,379	07/19	CIT	-	(26,600)
USD	21,453,142	GBP	16,326,233	07/19	CIT	704,912	-
USD	59,758,920	GBP	46,320,454	07/19	GSC	892,466	-
USD	3,451,158	GBP	2,731,038	07/19	SSB	-	(19,588)
USD	17,630,131	HUF	5,002,814,051	07/19	CIT	5,619	-
USD	5,523,554	HUF	1,573,329,203	07/19	GSC	-	(19,158)
USD	53,255,793	JPY	5,768,719,995	07/19	CIT	-	(309,204)
USD	76,577,925	JPY	8,290,054,611	07/19	GSC	-	(398,725)
USD	15,908,161	JPY	1,712,502,395	07/19	GSC	6,854	-
USD	600,222	JPY	65,000,000	07/19	JPM	-	(3,376)
USD	13,986,441	JPY	1,539,266,627	07/19	RBC	-	(306,298)
USD	10,521,890	JPY	1,138,647,415	07/19	SCB	-	(50,931)
USD	18,460,237	JPY	1,999,500,243	07/19	SSB	-	(105,965)
USD	21,349,527	KRW	24,795,341,088	07/19	GSC	-	(75,273)
USD	29,038,595	MXN	560,398,401	07/19	CIT	-	(91,884)
USD	9,686,042	MXN	186,186,804	07/19	CIT	7,729	-
USD	31,416,888	MXN	605,610,941	07/19	GSC	-	(63,818)
USD	48,868,848	NOK	424,971,640	07/19	CIT	-	(972,852)
USD	20,302,904	NOK	177,083,958	07/19	GSC	-	(465,930)
USD	93,463,102	NOK	813,559,444	07/19	SSB	-	(1,953,113)
USD	138,920,854	NZD	209,450,000	07/19	BRC	-	(1,836,542)
USD	56,396,537	NZD	84,748,200	07/19	CIT	-	(555,779)
USD	19,131,418	NZD	29,016,805	07/19	GSC	-	(368,397)
USD	9,454,233	NZD	14,258,811	07/19	SCB	-	(127,945)
USD	55,416,332	NZD	82,826,411	07/19	SSB	-	(244,506)
USD	5,398,589	PLN	20,510,050	07/19	GSC	-	(96,876)
USD	82,516,109	SEK	779,309,855	07/19	CIT	-	(1,495,304)
USD	13,777,979	SEK	127,349,491	07/19	CIT	49,408	-
USD	24,980,445	SEK	231,424,338	07/19	GSC	32,364	-
USD	2,412,428	SEK	22,979,464	07/19	RBC	-	(64,812)
USD	10,566,515	SEK	99,708,803	07/19	SCB	-	(182,326)
USD	61,772,479	SEK	588,607,820	07/19	SSB	-	(1,680,813)
USD	53,029,017	THB	1,660,890,000	07/19	MSC	-	(1,145,716)
USD	10,280,779	ZAR	150,109,650	07/19	GSC	-	(358,107)
ZAR	174,514,797	USD	12,314,960	07/19	CIT	53,618	-
ZAR	150,146,123	USD	10,129,950	07/19	GSC	511,521	-

Total Forward Foreign Currency Contracts						$40,681,164	($39,275,310)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$201,806,626	$-	$201,806,626	$-
	Asset-Backed Securities	52,553,652	-	52,553,652	-
	U.S. Treasury Obligations	44,416,905	-	44,416,905	-
	Foreign Government Bonds & Notes	170,224,567	-	170,224,567	-
	Short-Term Investments	232,768,041	-	232,768,041	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	40,681,164	-	40,681,164	-

	Total Assets	742,450,955	-	742,450,955	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(39,275,310)	-	(39,275,310)	-

	Total Liabilities	(39,275,310)	-	(39,275,310)	-

	Total	$703,175,645	$-	$703,175,645	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

DIVERSIFIED ALTERNATIVES PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.3%

Floating Rate Income Portfolio ‘P’ *	40,057	$497,882
Inflation Managed Portfolio ‘P’ *	22,214	277,067
Emerging Markets Debt Portfolio ‘P’ *	85,315	1,112,458
Emerging Markets Portfolio ‘P’ *	17,371	341,292
International Small-Cap Portfolio ‘P’ *	28,647	391,631
Real Estate Portfolio ‘P’ *	19,431	551,026
Currency Strategies Portfolio ‘P’ *	199,590	2,367,994

Total Affiliated Mutual Funds (Cost $5,313,289)		5,539,350

TOTAL INVESTMENTS - 100.3% (Cost $5,313,289)		5,539,350

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(14,956)

NET ASSETS - 100.0%		$5,524,394

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	66.1%
Affiliated Fixed Income Funds	34.2%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	The Funds’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$5,539,350	$5,539,350	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 89.9%

Money Market Funds - 27.1%

BlackRock Liquidity Funds T-Fund Portfolio, 2.260%	23,020,616	$23,020,616
Dreyfus Treasury Cash Management, 2.210%	23,020,616	23,020,616

		46,041,232

	Principal Amount

Repurchase Agreement - 18.1%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $30,695,433; collateralized by U.S. Treasury Notes: 1.875% due 03/31/22 and value $31,310,110)	$30,694,154	30,694,154

U.S. Treasury Bills - 44.7%

2.440% due 10/03/19 ‡	9,830,000	9,776,512
2.453% due 10/17/19 ‡	19,590,000	19,471,138
2.458% due 10/10/19 ‡	15,774,000	15,681,895
2.463% due 10/24/19 ‡	31,146,000	30,949,233

		75,878,778

Total Short-Term Investments (Cost $152,529,035)		152,614,164

TOTAL INVESTMENTS - 89.9% (Cost $152,529,035)		152,614,164

DERIVATIVES - (12.4%)
(See Notes (c) through (e) in Notes to Schedule of Investments)		(20,977,879)

OTHER ASSETS & LIABILITIES, NET - 22.5%		38,089,340

NET ASSETS - 100.0%		$169,725,625

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition as a percentage of net assets was as follows:

Short-Term Investments	89.9%
Derivatives	(12.4%	)
Other Assets & Liabilities, Net	22.5%

	100.0%

(b)

As of June 30, 2019, investments with a total aggregate value of $35,580,607 were fully or partially segregated with the broker(s)/custodians as collateral for open futures contracts, forward foreign currency contracts and swap agreements.

(c)	Open futures contracts outstanding as of June 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AEX Index	07/19	12	$1,524,541	$1,530,801	$6,260
CAC 40 Index	07/19	66	4,075,890	4,152,440	76,550
DAX Index	09/19	9	3,143,306	3,169,439	26,133
Euro STOXX 50 Index	09/19	58	2,266,103	2,285,890	19,787
FTSE 100 Index	09/19	92	8,581,299	8,609,596	28,297
FTSE MIB Index	09/19	1	119,582	120,282	700
Hang Seng Index	07/19	8	1,443,657	1,459,605	15,948
IBEX 35 Index	07/19	11	1,142,497	1,147,368	4,871
OMX Index	07/19	72	1,230,005	1,256,646	26,641
S&P 500 E-Mini Index	09/19	484	70,102,939	71,249,640	1,146,701
S&P/TSE 60 Index	09/19	13	1,939,506	1,941,140	1,634
SPI 200 Index	09/19	20	2,289,227	2,302,373	13,146
TOPIX Index	09/19	50	7,211,905	7,192,877	(19,028)

					1,347,640

Short Futures Outstanding
MSCI Singapore Index	07/19	1	27,677	27,949	(272)

Total Futures Contracts					$1,347,368

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(d)	Forward foreign currency contracts outstanding as of June 30, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	2,307,500	USD	1,603,486	09/19	CIT	$20,274	$-
AUD	2,307,500	USD	1,603,488	09/19	JPM	20,273	-
CAD	3,126,012	USD	2,334,341	09/19	CIT	56,132	-
CAD	3,125,988	USD	2,334,318	09/19	JPM	56,134	-
CHF	2,079,500	USD	2,099,995	09/19	CIT	45,116	-
CHF	2,079,500	USD	2,100,003	09/19	JPM	45,110	-
DKK	2,654,500	USD	399,910	09/19	CIT	7,143	-
DKK	2,654,500	USD	399,911	09/19	JPM	7,143	-
EUR	6,625,003	USD	7,488,531	09/19	CIT	90,813	-
EUR	6,624,997	USD	7,488,469	09/19	JPM	90,872	-
GBP	1,169,193	USD	1,494,042	09/19	CIT	-	(4,078)
GBP	1,859,811	USD	2,364,238	09/19	CIT	5,819	-
GBP	1,169,188	USD	1,494,038	09/19	JPM	-	(4,079)
GBP	1,859,808	USD	2,364,237	09/19	JPM	5,815	-
HKD	7,372,492	USD	941,124	09/19	CIT	2,975	-
HKD	7,372,508	USD	941,127	09/19	JPM	2,973	-
ILS	466,500	USD	130,210	09/19	CIT	1,127	-
ILS	466,500	USD	130,211	09/19	JPM	1,126	-
JPY	76,406,564	USD	713,879	09/19	CIT	-	(1,175)
JPY	541,261,940	USD	4,989,239	09/19	CIT	59,532	-
JPY	76,406,562	USD	713,879	09/19	JPM	-	(1,176)
JPY	541,261,934	USD	4,989,245	09/19	JPM	59,526	-
NOK	1,451,007	USD	166,810	09/19	CIT	3,653	-
NOK	1,450,993	USD	166,809	09/19	JPM	3,655	-
NZD	84,504	USD	55,557	09/19	CIT	1,295	-
NZD	84,496	USD	55,552	09/19	JPM	1,297	-
SEK	5,944,992	USD	627,408	09/19	CIT	16,327	-
SEK	5,945,008	USD	627,410	09/19	JPM	16,326	-
SGD	424,500	USD	309,036	09/19	CIT	5,080	-
SGD	424,500	USD	309,037	09/19	JPM	5,080	-
USD	574,765	AUD	836,000	09/19	CIT	-	(13,519)
USD	574,765	AUD	836,000	09/19	JPM	-	(13,519)
USD	867,760	CAD	1,161,000	09/19	CIT	-	(20,062)
USD	867,759	CAD	1,161,000	09/19	JPM	-	(20,063)
USD	756,301	CHF	749,000	09/19	CIT	-	(16,331)
USD	756,300	CHF	749,000	09/19	JPM	-	(16,332)
USD	148,670	DKK	980,500	09/19	CIT	-	(1,685)
USD	148,670	DKK	980,500	09/19	JPM	-	(1,685)
USD	2,903,453	EUR	2,565,000	09/19	CIT	-	(31,040)
USD	2,903,449	EUR	2,565,000	09/19	JPM	-	(31,044)
USD	1,388,615	GBP	1,101,000	09/19	CIT	-	(14,449)
USD	1,388,613	GBP	1,101,000	09/19	JPM	-	(14,450)
USD	382,222	HKD	2,992,500	09/19	CIT	-	(988)
USD	382,221	HKD	2,992,500	09/19	JPM	-	(989)
USD	46,389	ILS	166,500	09/19	CIT	-	(487)
USD	46,388	ILS	166,500	09/19	JPM	-	(487)
USD	1,973,241	JPY	212,888,000	09/19	CIT	-	(12,531)
USD	304,585	JPY	32,639,500	09/19	CIT	131	-
USD	1,973,238	JPY	212,888,000	09/19	JPM	-	(12,534)
USD	304,585	JPY	32,639,500	09/19	JPM	131	-
USD	70,388	NOK	611,500	09/19	CIT	-	(1,450)
USD	70,388	NOK	611,500	09/19	JPM	-	(1,450)
USD	20,191	NZD	31,000	09/19	CIT	-	(665)
USD	20,191	NZD	31,000	09/19	JPM	-	(665)
USD	253,317	SEK	2,382,000	09/19	CIT	-	(4,609)
USD	253,316	SEK	2,382,000	09/19	JPM	-	(4,609)
USD	122,396	SGD	167,500	09/19	CIT	-	(1,547)
USD	122,396	SGD	167,500	09/19	JPM	-	(1,548)

Total Forward Foreign Currency Contracts						$630,878	($249,246)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(e)	Swap agreements outstanding as of June 30, 2019 were as follows:

Total Return Basket Swaps

Counterparty	Payment Frequency	Currency	Expiration Date(s) (1)	Notional Amount Long (2)	Notional Amount Short (2)	Unrealized Appreciation (Depreciation) (3)	Net Dividends and Financing Fees, Including Cash (4)	Net Value of Reference Entities
GSC	M	USD	05/11/23 - 06/19/24	$146,410,455	($131,548,240)	($4,601,179)	($3,033,686)	$13,294,722
JPM	M	AUD	07/04/19 - 07/14/20	6,329,312	(6,145,241)	(315,100)	(90,499)	(40,530)
JPM	M	GBP	07/04/19 - 07/20/20	24,800,688	(23,238,471)	(3,376,163)	(1,406,818)	(407,128)
JPM	M	HKD	08/16/19 - 07/20/20	3,842,381	(3,716,694)	(416,538)	(210,510)	(80,341)
JPM	M	SGD	10/29/19 - 07/20/20	749,801	(732,288)	(12,961)	10,848	(6,296)
MSC	M	CAD	05/04/20	7,628,766	(7,748,680)	(123,921)	(23,573)	(220,262)
MSC	M	CHF	05/04/20	6,538,211	(5,672,107)	(349,162)	9,187	507,755
MSC	M	DKK	05/01/20	6,944,317	(3,925,476)	(766,890)	(299,506)	2,551,457
MSC	M	EUR	05/04/20	54,344,403	(42,267,482)	(6,422,573)	(2,254,541)	7,908,889
MSC	M	JPY	05/01/20	47,224,744	(42,552,946)	(4,847,197)	(796,804)	621,405
MSC	M	NOK	05/04/20	2,394,460	(1,793,492)	(1,117,791)	(487,471)	(29,352)
MSC	M	SEK	05/04/20	5,832,649	(5,023,231)	(408,972)	(159,028)	559,474

				$313,040,187	($274,364,348)	($22,758,447)	($8,742,401)	$24,659,793

(1)	The expiration date(s) of the underlying investments in each basket swap are equal to or fall within the range disclosed.
(2)	Notional amount is representative of the cost basis of the long and short positions.
(3)	Unrealized Appreciation (Depreciation) includes Net Dividends and Financing Fees, Including Cash.
(4)	Net Dividends and Financing Fees, Including Cash includes the gains (losses) realized within the swap when the swap resets.

The percentages shown below are based on total net assets.

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR and the 1-Day USD Federal Funds plus or minus a specified spread (rates range from (16.768%) to 0.250%) as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.

	GSC	05/11/23- 06/19/24

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2019:

Referenced Entity	Shares	Value
Long Positions: - 89.3%

Argentina - 0.1%

MercadoLibre Inc	152	$92,989

United States - 89.2%

3M Co	4,893	848,153
Abbott Laboratories	3,202	269,288
AbbVie Inc	7,793	566,707
Accenture PLC ‘A’	1,604	296,371
ACI Worldwide Inc	2,728	93,680
Activision Blizzard Inc	5,592	263,942
Acuity Brands Inc	553	76,264
Adobe Inc	2,214	652,355
Adtalem Global Education Inc	7,194	324,090
Aflac Inc	9,922	543,825
AGCO Corp	4,536	351,858
Agilent Technologies Inc	15,434	1,152,457
Air Products & Chemicals Inc	334	75,608
Akamai Technologies Inc	7,309	585,743
Alcoa Corp	8,462	198,095
Alexion Pharmaceuticals Inc	2,861	374,734
Align Technology Inc	690	188,853
Alkermes PLC	22,443	505,865
Allergan PLC	241	40,351
ALLETE Inc	4,570	380,270
Alliance Data Systems Corp	998	139,850
Allison Transmission Holdings Inc	3,440	159,444
Allscripts Healthcare Solutions Inc	3,667	42,647
Alphabet Inc ‘A’	796	861,909
Altria Group Inc	5,901	279,412
Amazon.com Inc	510	965,751
AMC Networks Inc ‘A’	11,545	629,087
Amdocs Ltd	8,973	557,134

Referenced Entity	Shares	Value
Amedisys Inc	491	$59,612
Ameren Corp	595	44,690
American Electric Power Co Inc	4,446	391,292
American Financial Group Inc	1,512	154,935
Ameriprise Financial Inc	3,115	452,173
Amgen Inc	2,520	464,386
ANSYS Inc	843	172,663
Anthem Inc	1,051	296,603
AO Smith Corp	624	29,428
Apple Inc	2,938	581,489
Applied Materials Inc	18,139	814,622
Arch Capital Group Ltd	1,258	46,647
Archer-Daniels-Midland Co	5,984	244,147
Armstrong World Industries Inc	491	47,725
Arrow Electronics Inc	3,668	261,418
Aspen Technology Inc	4,441	551,927
Associated Banc-Corp	19,933	421,384
Assured Guaranty Ltd	13,657	574,687
Athene Holding Ltd ‘A’	7,119	306,544
Autodesk Inc	2,609	425,006
AutoZone Inc	384	422,196
AvalonBay Communities Inc REIT	283	57,500
Avangrid Inc	1,217	61,458
Avery Dennison Corp	2,089	241,656
Avis Budget Group Inc	1,486	52,248
Avnet Inc	18,505	837,721
Bank of America Corp	6,506	188,674
BankUnited Inc	6,083	205,240
Baxter International Inc	7,877	645,126
Belden Inc	609	36,278
Berry Global Group Inc	5,624	295,766
Best Buy Co Inc	10,530	734,257
Bio-Rad Laboratories Inc ‘A’	2,632	822,737
Biogen Inc	6,654	1,556,171
Black Hills Corp	1,409	110,142
Booking Holdings Inc	393	736,761

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Referenced Entity	Shares	Value
Booz Allen Hamilton Holding Corp	8,199	$542,856
Boston Scientific Corp	4,657	200,158
Brandywine Realty Trust REIT	2,602	37,261
Brinker International Inc	6,798	267,501
Bristol-Myers Squibb Co	14,404	653,221
Broadridge Financial Solutions Inc	686	87,588
Bruker Corp	19,291	963,585
Brunswick Corp	1,872	85,906
Cabot Corp	2,502	119,370
Cadence Design Systems Inc	10,656	754,551
Camden Property Trust REIT	724	75,578
Capital One Financial Corp	4,310	391,089
Cardinal Health Inc	9,410	443,211
Carlisle Cos Inc	358	50,267
Caterpillar Inc	4,133	563,287
CBS Corp ‘B’	16,617	829,188
CDK Global Inc	8,482	419,350
CDW Corp	6,112	678,432
Celanese Corp	4,105	442,519
Cerner Corp	7,421	543,959
Charles River Laboratories International Inc	6,442	914,120
Ciena Corp	2,854	117,385
Cirrus Logic Inc	14,028	613,024
Cisco Systems Inc	18,606	1,018,306
CIT Group Inc	1,427	74,975
Citigroup Inc	417	29,202
Citizens Financial Group Inc	14,277	504,835
Citrix Systems Inc	1,632	160,164
Clean Harbors Inc	9,089	646,228
CNA Financial Corp	2,537	119,417
CNO Financial Group Inc	5,071	84,584
Cognizant Technology Solutions Corp ‘A’	4,002	253,687
Colgate-Palmolive Co	15,862	1,136,830
Columbia Sportswear Co	4,078	408,452
Comcast Corp ‘A’	22,223	939,588
Comerica Inc	4,443	322,740
CommScope Holding Co Inc	22,524	354,303
CommVault Systems Inc	13,204	655,182
Conduent Inc	44,615	427,858
ConocoPhillips	14,596	890,356
Consolidated Edison Inc	2,683	235,245
CoStar Group Inc	411	227,719
Crane Co	7,766	647,995
Cummins Inc	7,823	1,340,393
Curtiss-Wright Corp	6,484	824,311
Dana Inc	3,904	77,846
Danaher Corp	1,686	240,963
Deckers Outdoor Corp	2,941	517,528
Deluxe Corp	18,129	737,125
DENTSPLY SIRONA Inc	5,421	316,370
Devon Energy Corp	5,636	160,739
Dick’s Sporting Goods Inc	1,954	67,667
Discover Financial Services	2,872	222,838
Dollar General Corp	580	78,393
Domtar Corp	1,610	71,693
Dover Corp	2,321	232,564
Dropbox Inc ‘A’	2,613	65,456
DTE Energy Co	664	84,912
DXC Technology Co	9,604	529,661
Eastman Chemical Co	4,245	330,388
Eaton Corp PLC	9,932	827,137
eBay Inc	21,441	846,919
Edison International	3,346	225,554
Edwards Lifesciences Corp	1,905	351,930
Electronic Arts Inc	6,701	678,543
Eli Lilly & Co	3,400	376,686
EMCOR Group Inc	7,999	704,712
Emerson Electric Co	6,333	422,538
Entergy Corp	854	87,902
EPAM Systems Inc	1,408	243,725
EQT Corp	3,796	60,015
Everest Re Group Ltd	359	88,738

Referenced Entity	Shares	Value
Exelixis Inc	33,021	$705,659
Exelon Corp	40,345	1,934,139
F5 Networks Inc	6,018	876,401
Facebook Inc ‘A’	3,725	718,925
Fair Isaac Corp	1,908	599,150
Federated Investors Inc ‘B’	4,006	130,195
Fidelity National Financial Inc	7,854	316,516
Fifth Third Bancorp	14,450	403,155
FireEye Inc	1,944	28,791
First American Financial Corp	10,577	567,985
First Citizens BancShares Inc/NC ‘A’	297	133,730
Flex Ltd	22,047	210,990
Fluor Corp	4,148	139,746
Foot Locker Inc	6,438	269,881
Fortinet Inc	7,598	583,754
Fox Corp ‘A’	8,778	321,626
Franklin Resources Inc	8,632	300,394
Gardner Denver Holdings Inc	4,477	154,904
Garmin Ltd	617	49,237
General Dynamics Corp	2,028	368,731
Gilead Sciences Inc	12,016	811,801
Globus Medical Inc ‘A’	9,547	403,838
GrafTech International Ltd	8,710	100,165
Graham Holdings Co ‘B’	1,035	714,181
H&R Block Inc	18,558	543,749
Haemonetics Corp	1,453	174,854
Halliburton Co	6,205	141,102
HCA Healthcare Inc	1,618	218,705
HD Supply Holdings Inc	3,806	153,306
Herman Miller Inc	21,636	967,129
Hewlett Packard Enterprise Co	6,543	97,818
Hill-Rom Holdings Inc	4,143	433,441
HollyFrontier Corp	2,421	112,044
Hologic Inc	7,038	337,965
Honeywell International Inc	7,167	1,251,287
HP Inc	28,558	593,721
Humana Inc	1,613	427,929
Huntington Ingalls Industries Inc	4,199	943,683
Huntsman Corp	4,031	82,394
IAA Inc	3,647	141,431
IAC/InterActiveCorp	1,372	298,451
IDACORP Inc	5,868	589,323
IDEX Corp	272	46,822
Illinois Tool Works Inc	1,130	170,415
Incyte Corp	4,081	346,722
Ingersoll-Rand PLC	6,467	819,175
Ingredion Inc	6,790	560,107
Inogen Inc	6,439	429,868
Insperity Inc	5,699	696,076
Intel Corp	7,161	342,797
Intercontinental Exchange Inc	664	57,064
International Bancshares Corp	1,328	50,079
International Business Machines Corp	5,101	703,428
International Paper Co	18,859	816,972
Intuit Inc	3,721	972,409
IQVIA Holdings Inc	1,618	260,336
ITT Inc	10,309	675,033
Jazz Pharmaceuticals PLC	2,877	410,145
JetBlue Airways Corp	4,507	83,334
John Wiley & Sons Inc ‘A’	3,652	167,481
Johnson & Johnson	3,354	467,145
Juniper Networks Inc	13,462	358,493
KAR Auction Services Inc	3,647	91,175
Kennametal Inc	4,831	178,699
KeyCorp	9,052	160,673
Keysight Technologies Inc	5,888	528,801
Kimberly-Clark Corp	10,715	1,428,095
Lam Research Corp	2,563	481,434
Las Vegas Sands Corp	9,258	547,055
Lear Corp	1,686	234,809
Liberty Media Corp-Liberty SiriusXM	1,157	43,943
Lincoln Electric Holdings Inc	3,211	264,330

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Referenced Entity	Shares	Value
Lincoln National Corp	3,317	$213,781
LivaNova PLC	1,460	105,062
Lockheed Martin Corp	1,401	509,320
LogMeIn Inc	3,585	264,143
Lululemon Athletica Inc	1,800	324,378
LyondellBasell Industries NV ‘A’	7,026	605,149
Manhattan Associates Inc	7,882	546,459
ManpowerGroup Inc	9,097	878,770
Marathon Oil Corp	14,147	201,029
Masco Corp	15,353	602,452
Masimo Corp	5,302	789,044
Maxim Integrated Products Inc	2,118	126,699
MAXIMUS Inc	1,491	108,157
McKesson Corp	4,219	566,991
MEDNAX Inc	7,452	188,014
Medtronic PLC	10,134	986,950
Merck & Co Inc	8,202	687,738
Mercury General Corp	3,277	204,812
MetLife Inc	17,233	855,963
Micron Technology Inc	9,305	359,080
Microsoft Corp	6,974	934,237
Monster Beverage Corp	13,702	874,599
Morgan Stanley	8,570	375,452
MSA Safety Inc	7,855	827,838
MSC Industrial Direct Co Inc ‘A’	3,699	274,688
Murphy USA Inc	6,879	578,042
Mylan NV	18,626	354,639
National Instruments Corp	7,963	334,366
NIKE Inc ‘B’	3,596	301,884
Norfolk Southern Corp	1,313	261,720
NorthWestern Corp	15,324	1,105,627
Norwegian Cruise Line Holdings Ltd	3,812	204,438
Nu Skin Enterprises Inc ‘A’	5,524	272,444
Nuance Communications Inc	16,431	262,403
Nucor Corp	5,228	288,063
Nutanix Inc ‘A’	2,616	67,859
nVent Electric PLC	22,116	548,256
O’Reilly Automotive Inc	1,128	416,593
Old Republic International Corp	2,323	51,989
Omnicom Group Inc	4,684	383,854
ON Semiconductor Corp	2,780	56,184
Oracle Corp	15,363	875,230
Oshkosh Corp	7,026	586,601
Packaging Corp of America	5,851	557,717
Palo Alto Networks Inc	751	153,024
Parker-Hannifin Corp	2,789	474,158
Patterson-UTI Energy Inc	17,983	206,984
Paycom Software Inc	305	69,150
PayPal Holdings Inc	2,281	261,083
Pegasystems Inc	1,681	119,704
Pentair PLC	11,153	414,892
PepsiCo Inc	6,256	820,349
Pfizer Inc	15,462	669,814
Philip Morris International Inc	6,090	478,248
Phillips 66	4,520	422,801
Pilgrim’s Pride Corp	18,281	464,155
Pinnacle West Capital Corp	7,683	722,893
PolyOne Corp	11,820	371,030
Popular Inc	7,654	415,153
PRA Health Sciences Inc	4,050	401,557
Proofpoint Inc	2,367	284,632
Public Service Enterprise Group Inc	12,399	729,309
PulteGroup Inc	20,108	635,815
PVH Corp	775	73,346
QIAGEN NV	1,683	68,246
Qorvo Inc	3,534	235,400
QUALCOMM Inc	4,973	378,296
Quanta Services Inc	1,398	53,390
Qurate Retail Inc	23,931	296,505
Ralph Lauren Corp	4,206	477,760
Regal Beloit Corp	5,952	486,338
Regeneron Pharmaceuticals Inc	1,304	408,152

Referenced Entity	Shares	Value
Regions Financial Corp	8,667	$129,485
Reinsurance Group of America Inc	3,982	621,311
Reliance Steel & Aluminum Co	4,812	455,311
Resideo Technologies Inc	4,558	99,911
Retail Properties of America Inc REIT ‘A’	4,067	47,828
Robert Half International Inc	8,857	504,938
Sabre Corp	2,239	49,706
salesforce.com Inc	931	141,261
Sally Beauty Holdings Inc	7,116	94,927
Schneider National Inc ‘B’	10,699	195,150
Semtech Corp	1,241	59,630
ServiceNow Inc	1,267	347,880
Signet Jewelers Ltd	1,563	27,946
Silgan Holdings Inc	14,531	444,649
Skechers U.S.A. Inc ‘A’	11,645	366,701
Skyworks Solutions Inc	6,085	470,188
Snap-on Inc	1,660	274,962
SolarWinds Corp	2,574	47,207
Sonoco Products Co	4,781	312,391
Southwest Airlines Co	7,945	403,447
Southwestern Energy Co	26,263	82,991
Spirit AeroSystems Holdings Inc ‘A’	10,377	844,376
Splunk Inc	238	29,928
Stanley Black & Decker Inc	892	128,992
Starbucks Corp	3,553	297,848
Steel Dynamics Inc	24,024	725,525
Stryker Corp	735	151,101
Symantec Corp	19,375	421,600
Synchrony Financial	27,395	949,785
Synopsys Inc	2,621	337,296
Sysco Corp	895	63,294
T-Mobile US Inc	2,289	169,706
Tableau Software Inc ‘A’	384	63,752
Target Corp	6,293	545,037
TCF Financial Corp	2,469	51,330
TE Connectivity Ltd	5,684	544,413
Tech Data Corp	7,296	763,162
TEGNA Inc	44,457	673,524
Teledyne Technologies Inc	2,187	598,954
Telephone & Data Systems Inc	8,644	262,778
Texas Instruments Inc	2,847	326,722
The Allstate Corp	11,449	1,164,249
The Bank of New York Mellon Corp	976	43,090
The Boeing Co	1,417	515,802
The Boston Beer Co Inc ‘A’	1,324	500,154
The Estee Lauder Cos Inc ‘A’	677	123,965
The Hanover Insurance Group Inc	972	124,708
The Hartford Financial Services Group Inc	4,314	240,376
The Home Depot Inc	1,245	258,923
The Interpublic Group of Cos Inc	15,846	357,961
The Kroger Co	8,313	180,475
The Michaels Cos Inc	25,464	221,537
The PNC Financial Services Group Inc	385	52,853
The Procter & Gamble Co	14,467	1,586,307
The Sherwin-Williams Co	173	79,284
The Timken Co	6,108	313,585
The Walt Disney Co	2,182	304,694
Thermo Fisher Scientific Inc	3,064	899,835
Toll Brothers Inc	9,235	338,186
Tractor Supply Co	2,967	322,810
TripAdvisor Inc	9,865	456,651
Tupperware Brands Corp	37,581	715,166
Twitter Inc	1,258	43,904
Tyson Foods Inc ‘A’	10,264	828,715
UGI Corp	8,001	427,333
United States Cellular Corp	3,439	153,620
United Therapeutics Corp	3,685	287,651
Universal Health Services Inc ‘B’	1,568	204,452
Unum Group	12,264	411,457
Urban Outfitters Inc	9,660	219,765
Valero Energy Corp	4,239	362,901
Valvoline Inc	5,412	105,696

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Referenced Entity	Shares	Value
Varian Medical Systems Inc	5,117	$696,577
Veeva Systems Inc ‘A’	2,984	483,736
VeriSign Inc	1,543	322,734
Verisk Analytics Inc	623	91,245
Verizon Communications Inc	13,763	786,280
Viacom Inc ‘B’	17,970	536,764
Vishay Intertechnology Inc	22,454	370,940
VMware Inc ‘A’	877	146,643
Walmart Inc	6,859	757,851
Waste Management Inc	7,306	842,893
Waters Corp	853	183,600
Weight Watchers International Inc	18,659	356,387
Weingarten Realty Investors REIT	988	27,091
Wells Fargo & Co	19,663	930,453
Werner Enterprises Inc	6,912	214,825
WESCO International Inc	16,347	827,976
West Pharmaceutical Services Inc	1,683	210,627
Whirlpool Corp	649	92,392
World Fuel Services Corp	18,696	672,308
WR Grace & Co	376	28,617
WW Grainger Inc	1,751	469,671
Wyndham Destinations Inc	1,539	67,562
Xerox Corp	10,684	378,320
Xilinx Inc	4,585	540,663
Yelp Inc	4,189	143,180
Zimmer Biomet Holdings Inc	2,251	265,033
Zynga Inc ‘A’	41,913	256,927

		151,443,752

Total Long Positions - 89.3%		151,536,741

Short Positions: (81.5%)

Bermuda - (0.2%)

RenaissanceRe Holdings Ltd	1,663	(296,031)

Ghana - (0.1%)

Kosmos Energy Ltd	14,512	(90,990)

Panama - (0.4%)

Copa Holdings SA ‘A’	7,408	(722,799)

Sweden - (0.3%)

Autoliv Inc	8,299	(585,162)

Switzerland - (0.1%)

Garrett Motion Inc	6,368	(97,749)

United Kingdom - (0.3%)

Linde PLC	2,308	(463,446)

United States - (80.1%)

ABIOMED Inc	216	(56,266)
Acadia Healthcare Co Inc	35,275	(1,232,861)
Adient PLC	24,248	(588,499)
ADT Inc	10,726	(65,643)
Advanced Micro Devices Inc	14,254	(432,894)
Agios Pharmaceuticals Inc	6,745	(336,441)
Air Lease Corp	6,098	(252,091)
Alaska Air Group Inc	4,663	(298,012)
Albemarle Corp	11,500	(809,715)
Allegheny Technologies Inc	21,754	(548,201)
Alliant Energy Corp	14,284	(701,059)

Referenced Entity	Shares	Value
Alnylam Pharmaceuticals Inc	1,778	($129,012)
AMERCO	357	(135,142)
American Airlines Group Inc	16,367	(533,728)
AmerisourceBergen Corp	1,157	(98,646)
Amphenol Corp ‘A’	647	(62,073)
Antero Resources Corp	9,662	(53,431)
Apache Corp	11,668	(338,022)
AptarGroup Inc	985	(122,475)
Aptiv PLC	16,179	(1,307,749)
Arcosa Inc	4,507	(169,598)
ASGN Inc	3,549	(215,069)
Ashland Global Holdings Inc	1,961	(156,821)
Atlassian Corp PLC ‘A’	838	(109,644)
AutoNation Inc	4,750	(199,215)
Avanos Medical Inc	6,242	(272,214)
Axalta Coating Systems Ltd	2,200	(65,494)
Baker Hughes a GE Co	43,386	(1,068,597)
BancorpSouth Bank	21,877	(635,308)
Bank of Hawaii Corp	1,470	(121,878)
Bank OZK	8,424	(253,478)
BB&T Corp	14,346	(704,819)
BGC Partners Inc ‘A’	12,775	(66,813)
BioMarin Pharmaceutical Inc	2,863	(245,216)
Bluebird Bio Inc	4,967	(631,802)
BOK Financial Corp	814	(61,441)
Brown-Forman Corp ‘B’	6,842	(379,252)
Burlington Stores Inc	2,598	(442,050)
BWX Technologies Inc	15,053	(784,261)
Caesars Entertainment Corp	27,141	(320,807)
Callon Petroleum Co	70,169	(462,414)
Campbell Soup Co	11,113	(445,298)
Cantel Medical Corp	1,425	(114,912)
CarMax Inc	7,266	(630,907)
Carpenter Technology Corp	4,906	(235,390)
Casey’s General Stores Inc	1,024	(159,734)
Catalent Inc	16,054	(870,287)
Centene Corp	3,541	(185,690)
Centennial Resource Development Inc ‘A’	7,509	(56,993)
CenturyLink Inc	15,844	(186,325)
Ceridian HCM Holding Inc	4,129	(207,276)
Charter Communications Inc ‘A’	1,443	(570,245)
Cheniere Energy Inc	13,210	(904,224)
Chesapeake Energy Corp	89,441	(174,410)
Chevron Corp	1,744	(217,023)
Chipotle Mexican Grill Inc	265	(194,213)
Church & Dwight Co Inc	745	(54,430)
Churchill Downs Inc	547	(62,943)
Cimarex Energy Co	1,347	(79,918)
Cincinnati Financial Corp	950	(98,486)
CNX Resources Corp	26,034	(190,309)
Cognex Corp	13,693	(656,990)
Coherent Inc	1,131	(154,234)
Colony Capital Inc REIT	180,211	(901,055)
Commerce Bancshares Inc	9,162	(546,605)
Commercial Metals Co	49,150	(877,327)
Compass Minerals International Inc	11,113	(610,659)
Conagra Brands Inc	36,055	(956,179)
Concho Resources Inc	9,236	(952,970)
Copart Inc	2,555	(190,961)
Core Laboratories NV	2,919	(152,605)
Corning Inc	2,127	(70,680)
Costco Wholesale Corp	251	(66,329)
Coty Inc ‘A’	12,710	(170,314)
Cousins Properties Inc REIT	7,699	(278,473)
Cree Inc	6,637	(372,867)
Crown Holdings Inc	7,678	(469,126)
Cullen/Frost Bankers Inc	5,714	(535,173)
CVS Health Corp	4,203	(229,021)
CyrusOne Inc REIT	7,433	(429,033)
Deere & Co	2,826	(468,296)
Dell Technologies ‘C’	2,391	(121,463)
DexCom Inc	394	(59,037)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Referenced Entity	Shares	Value
Digital Realty Trust Inc REIT	4,921	($579,645)
Dillard’s Inc ‘A’	1,118	(69,629)
Discovery Inc ‘A’	7,679	(235,745)
Dollar Tree Inc	545	(58,528)
Dominion Energy Inc	365	(28,222)
Domino’s Pizza Inc	1,748	(486,433)
Donaldson Co Inc	1,865	(94,854)
DR Horton Inc	3,063	(132,107)
Dunkin’ Brands Group Inc	5,457	(434,705)
Dycom Industries Inc	4,810	(283,165)
E*TRADE Financial Corp	4,081	(182,013)
Eagle Materials Inc	3,185	(295,249)
Eldorado Resorts Inc	9,624	(443,378)
Element Solutions Inc	42,802	(442,573)
Energizer Holdings Inc	19,173	(740,845)
EnerSys	1,061	(72,678)
Ensco Rowan PLC ‘A’	79,269	(676,165)
Equifax Inc	545	(73,706)
Equitrans Midstream Corp	31,403	(618,953)
Euronet Worldwide Inc	541	(91,018)
Exact Sciences Corp	1,190	(140,468)
Extraction Oil & Gas Inc	31,485	(136,330)
Exxon Mobil Corp	4,201	(321,923)
Fastenal Co	11,338	(369,505)
FedEx Corp	274	(44,988)
First Financial Bankshares Inc	5,645	(173,810)
First Horizon National Corp	3,119	(46,567)
First Republic Bank	11,123	(1,086,161)
First Solar Inc	7,423	(487,543)
FirstEnergy Corp	17,612	(753,970)
Five Below Inc	1,939	(232,719)
Floor & Decor Holdings Inc ‘A’	21,461	(899,216)
FMC Corp	4,217	(349,800)
FNB Corp	30,816	(362,704)
Ford Motor Co	18,709	(191,393)
Fortive Corp	3,016	(245,864)
Freeport-McMoRan Inc	27,988	(324,941)
Fulton Financial Corp	4,090	(66,953)
Gartner Inc	1,848	(297,417)
GATX Corp	2,833	(224,629)
GCI Liberty Inc ‘A’	7,786	(478,528)
General Motors Co	1,797	(69,238)
Gentex Corp	6,972	(171,581)
Global Payments Inc	6,591	(1,055,417)
GoDaddy Inc ‘A’	1,925	(135,039)
Grand Canyon Education Inc	2,910	(340,528)
Granite Construction Inc	29,574	(1,424,875)
Graphic Packaging Holding Co	9,478	(132,502)
GrubHub Inc	4,138	(322,723)
Guidewire Software Inc	4,351	(441,104)
Hanesbrands Inc	25,152	(433,117)
Harley-Davidson Inc	5,914	(211,899)
Hasbro Inc	3,818	(403,486)
Healthcare Services Group Inc	13,319	(403,832)
HealthEquity Inc	1,972	(128,969)
HEICO Corp	524	(70,116)
Helmerich & Payne Inc	8,367	(423,538)
Hess Corp	10,346	(657,695)
Home BancShares Inc	48,818	(940,235)
Hormel Foods Corp	4,194	(170,025)
Huntington Bancshares Inc	3,300	(45,606)
Ingevity Corp	711	(74,776)
Insulet Corp	8,522	(1,017,356)
International Flavors & Fragrances Inc	8,607	(1,248,790)
International Game Technology PLC	23,439	(304,004)
Intuitive Surgical Inc	320	(167,856)
Invesco Ltd	2,056	(42,066)
IPG Photonics Corp	3,798	(585,841)
Jacobs Engineering Group Inc	9,246	(780,270)
JB Hunt Transport Services Inc	2,123	(194,063)
KB Home	16,066	(413,378)
Kemper Corp	11,643	(1,004,674)

Referenced Entity	Shares	Value
Kimco Realty Corp REIT	3,751	($69,318)
Kinder Morgan Inc	13,954	(291,360)
Kirby Corp	4,395	(347,205)
KLA Corp	590	(69,738)
Knight-Swift Transportation Holdings Inc	29,258	(960,833)
Kohl’s Corp	2,677	(127,291)
L Brands Inc	4,678	(122,096)
Lamb Weston Holdings Inc	452	(28,639)
Legg Mason Inc	4,824	(184,663)
Leggett & Platt Inc	10,046	(385,465)
LendingTree Inc	684	(287,301)
Lennar Corp ‘A’	7,862	(380,993)
Ligand Pharmaceuticals Inc	4,732	(540,158)
Lions Gate Entertainment Corp ‘A’	6,932	(84,917)
Littelfuse Inc	5,222	(923,824)
Live Nation Entertainment Inc	6,577	(435,726)
LKQ Corp	3,041	(80,921)
Loews Corp	3,387	(185,167)
Lumentum Holdings Inc	8,287	(442,609)
Macquarie Infrastructure Corp	13,315	(539,790)
Marathon Petroleum Corp	4,197	(234,528)
Markel Corp	380	(414,048)
MarketAxess Holdings Inc	1,617	(519,736)
Marriott International Inc/MD ‘A’	574	(80,526)
Marriott Vacations Worldwide Corp	846	(81,554)
Martin Marietta Materials Inc	3,305	(760,514)
Marvell Technology Group Ltd	32,550	(776,968)
MasTec Inc	10,471	(539,571)
Matador Resources Co	36,555	(726,713)
Mattel Inc	47,702	(534,739)
McCormick & Co Inc	4,475	(693,670)
Meredith Corp	14,155	(779,374)
MGM Resorts International	7,104	(202,961)
Microchip Technology Inc	10,343	(896,738)
Mohawk Industries Inc	2,016	(297,300)
Molina Healthcare Inc	1,268	(181,502)
Murphy Oil Corp	11,943	(294,395)
Nabors Industries Ltd	13,908	(40,333)
National Fuel Gas Co	7,270	(383,492)
National Oilwell Varco Inc	16,947	(376,732)
Navient Corp	4,934	(67,349)
NCR Corp	10,965	(341,011)
Nektar Therapeutics	8,990	(319,864)
NetApp Inc	964	(59,479)
Netflix Inc	1,567	(575,590)
NetScout Systems Inc	13,352	(339,007)
Neurocrine Biosciences Inc	1,040	(87,807)
New York Community Bancorp Inc	112,738	(1,125,125)
Newell Brands Inc	8,681	(133,861)
NewMarket Corp	254	(101,839)
Newmont Goldcorp Corp	6,806	(261,827)
News Corp ‘A’	9,725	(131,190)
NextEra Energy Inc	2,816	(576,886)
NiSource Inc	40,473	(1,165,622)
Noble Energy Inc	24,414	(546,874)
Nordson Corp	473	(66,840)
Nordstrom Inc	869	(27,686)
NOW Inc	31,200	(460,512)
NRG Energy Inc	6,308	(221,537)
NVIDIA Corp	1,034	(169,814)
Oasis Petroleum Inc	50,188	(285,068)
Occidental Petroleum Corp	11,246	(565,449)
Oceaneering International Inc	18,076	(368,570)
Okta Inc	217	(26,802)
Olin Corp	16,303	(357,199)
Ollie’s Bargain Outlet Holdings Inc	4,913	(427,971)
Omega Healthcare Investors Inc REIT	14,975	(550,331)
ONEOK Inc	15,076	(1,037,380)
PacWest Bancorp	2,042	(79,291)
Park Hotels & Resorts Inc REIT	10,998	(303,105)
Parsley Energy Inc ‘A’	12,469	(237,036)
PBF Energy Inc ‘A’	4,022	(125,889)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Referenced Entity	Shares	Value
Pebblebrook Hotel Trust REIT	19,035	($536,406)
Penn National Gaming Inc	29,239	(563,143)
Penske Automotive Group Inc	6,643	(314,214)
Penumbra Inc	3,372	(539,520)
People’s United Financial Inc	19,212	(322,377)
Perrigo Co PLC	6,256	(297,911)
Pinnacle Financial Partners Inc	30,929	(1,777,799)
Plantronics Inc	3,095	(114,639)
Pluralsight Inc ‘A’	1,761	(53,394)
Polaris Industries Inc	1,948	(177,716)
Pool Corp	1,195	(228,245)
Post Holdings Inc	4,167	(433,243)
PotlatchDeltic Corp REIT	6,070	(236,609)
PPL Corp	12,245	(379,717)
Premier Inc ‘A’	12,671	(495,563)
Prestige Consumer Healthcare Inc	19,186	(607,812)
Principal Financial Group Inc	8,826	(511,202)
Prosperity Bancshares Inc	14,191	(937,316)
PTC Inc	721	(64,717)
Pure Storage Inc ‘A’	5,428	(82,886)
Quest Diagnostics Inc	1,946	(198,122)
Range Resources Corp	23,567	(164,498)
Realogy Holdings Corp	3,994	(28,917)
RealPage Inc	983	(57,850)
RingCentral Inc ‘A’	241	(27,696)
Rollins Inc	2,195	(78,735)
Royal Gold Inc	4,892	(501,381)
Sabra Health Care REIT Inc	5,139	(101,187)
Sage Therapeutics Inc	3,644	(667,180)
Sanderson Farms Inc	1,925	(262,878)
Schlumberger Ltd	8,151	(323,921)
Science Applications International Corp	2,911	(251,976)
Scientific Games Corp	22,631	(448,546)
Seattle Genetics Inc	5,250	(363,352)
Sempra Energy	9,560	(1,313,926)
Sensata Technologies Holding PLC	607	(29,743)
Sensient Technologies Corp	7,250	(532,730)
Sirius XM Holdings Inc	63,746	(355,703)
SITE Centers Corp REIT	53,977	(714,655)
SLM Corp	28,950	(281,394)
Sotheby’s	17,169	(998,034)
Southwest Gas Holdings Inc	5,251	(470,595)
Spirit Realty Capital Inc REIT	1,654	(70,560)
Sprouts Farmers Market Inc	6,565	(124,013)
Square Inc ‘A’	2,539	(184,154)
Stericycle Inc	16,888	(806,402)
Sterling Bancorp	60,903	(1,296,016)
Stifel Financial Corp	8,029	(474,193)
SVB Financial Group	3,957	(888,703)
Switch Inc ‘A’	37,140	(486,163)
Synaptics Inc	6,818	(198,677)
Syneos Health Inc	4,448	(227,248)
SYNNEX Corp	7,371	(725,306)
Synovus Financial Corp	3,241	(113,435)
Targa Resources Corp	29,038	(1,140,032)
Tempur Sealy International Inc	1,160	(85,109)
Tesla Inc	5,451	(1,218,080)
Texas Capital Bancshares Inc	2,443	(149,927)
The Brink’s Co	2,354	(191,098)
The Charles Schwab Corp	12,721	(511,257)
The Cheesecake Factory Inc	985	(43,064)
The Chemours Co	10,897	(261,528)
The Gap Inc	4,677	(84,046)
The Hain Celestial Group Inc	30,111	(659,431)

Referenced Entity	Shares	Value
The Kraft Heinz Co	7,297	($226,499)
The Macerich Co REIT	5,331	(178,535)
The Madison Square Garden Co ‘A’	1,009	(282,459)
The Middleby Corp	1,622	(220,105)
The New York Times Co ‘A’	8,370	(273,029)
The Southern Co	697	(38,530)
The Toro Co	2,669	(178,556)
The Wendy’s Co	2,824	(55,294)
The Western Union Co	8,389	(166,857)
The Williams Cos Inc	32,525	(912,001)
Thor Industries Inc	5,063	(295,932)
Tiffany & Co	8,043	(753,147)
TransDigm Group Inc	2,399	(1,160,636)
Transocean Ltd	158,069	(1,013,222)
TransUnion	1,596	(117,322)
Trex Co Inc	8,898	(637,987)
TRI Pointe Group Inc	15,957	(191,005)
Trimble Inc	10,578	(477,174)
Trinity Industries Inc	15,880	(329,510)
Trustmark Corp	8,907	(296,158)
Twilio Inc ‘A’	709	(96,672)
UMB Financial Corp	444	(29,224)
Under Armour Inc ‘A’	26,630	(675,070)
United Bankshares Inc	29,512	(1,094,600)
United Parcel Service Inc ‘B’	7,125	(735,799)
United Rentals Inc	1,752	(232,368)
United States Steel Corp	17,924	(274,416)
Uniti Group Inc REIT	19,217	(182,561)
Univar Inc	14,966	(329,851)
Universal Display Corp	2,711	(509,831)
Urban Edge Properties REIT	9,239	(160,112)
Vail Resorts Inc	1,192	(266,031)
Valley National Bancorp	68,929	(743,055)
VEREIT Inc REIT	81,874	(737,685)
ViaSat Inc	9,991	(807,473)
VICI Properties Inc REIT	2,930	(64,577)
Virtu Financial Inc ‘A’	59,516	(1,296,258)
Visa Inc ‘A’	2,426	(421,032)
Visteon Corp	10,706	(627,157)
Vistra Energy Corp	4,711	(106,657)
Vulcan Materials Co	2,445	(335,723)
Wabtec Corp	18,784	(1,347,940)
Washington Federal Inc	21,129	(738,036)
Webster Financial Corp	12,481	(596,217)
WEC Energy Group Inc	6,085	(507,306)
Welbilt Inc	58,985	(985,049)
Western Digital Corp	6,814	(324,006)
Westlake Chemical Corp	3,868	(268,671)
Weyerhaeuser Co REIT	21,006	(553,298)
World Wrestling Entertainment Inc ‘A’	3,364	(242,914)
WP Carey Inc REIT	908	(73,711)
WPX Energy Inc	15,425	(177,542)
Wyndham Hotels & Resorts Inc	851	(47,435)
Xcel Energy Inc	8,776	(522,084)
XPO Logistics Inc	4,709	(272,227)
Xylem Inc	1,733	(144,948)
Zayo Group Holdings Inc	9,323	(306,820)
Zillow Group Inc ‘C’	12,208	(566,329)
Zions Bancorp NA	1,781	(81,890)

		(135,985,842)

Total Short Positions - (81.5%)		(138,242,019)

Total Long and Short Positions - 7.8%		$13,294,722

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month AUD-BBSW, plus or minus a specified spread (rates range from (0.681%) to 0.350%) as negotiated by the parties, which is denominated in AUD based on the local currencies of the positions within the swap.

	JPM	07/04/19- 07/14/20

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2019:

Referenced Entity	Shares	Value
Long Positions: - 3.9%

Australia - 3.9%

AGL Energy Ltd	41,055	$577,375
Aurizon Holdings Ltd	266,118	1,010,229
Australia & New Zealand Banking Group Ltd	3,080	61,136
Bendigo & Adelaide Bank Ltd	59,940	487,881
BlueScope Steel Ltd	43,651	371,162
Brambles Ltd	7,510	68,015
CIMIC Group Ltd	28,066	882,547
Flight Centre Travel Group Ltd	4,439	129,489
Fortescue Metals Group Ltd	10,255	65,217
Iluka Resources Ltd	46,352	351,933
Incitec Pivot Ltd	25,665	61,511
Newcrest Mining Ltd	4,024	90,404
Qantas Airways Ltd	96,103	364,700
Santos Ltd	26,806	133,830
South32 Ltd	269,504	604,131
Suncorp Group Ltd	7,155	67,755
Telstra Corp Ltd	337,927	913,789
Woodside Petroleum Ltd	13,687	351,052

		6,592,156

Total Long Positions - 3.9%		6,592,156

Referenced Entity	Shares	Value
Short Positions: (3.9%)

Australia - (3.3%)

Alumina Ltd	118,682	($194,810)
AMP Ltd	242,855	(362,263)
Challenger Ltd	109,302	(510,183)
CSL Ltd	5,863	(887,797)
Domino’s Pizza Enterprises Ltd	8,053	(212,824)
Ramsay Health Care Ltd	18,860	(957,495)
SEEK Ltd	74,863	(1,114,282)
Sonic Healthcare Ltd	3,363	(64,078)
Sydney Airport	74,935	(423,344)
Tabcorp Holdings Ltd	48,238	(150,715)
Transurban Group	34,534	(357,579)
Treasury Wine Estates Ltd	15,769	(165,614)
WorleyParsons Ltd	22,246	(231,253)

		(5,632,237)

Ireland - (0.6%)

James Hardie Industries PLC	72,027	(948,176)

United Kingdom - 0.0%

Amcor Ltd	4,594	(52,273)

Total Short Positions - (3.9%)		(6,632,686)

Total Long and Short Positions - 0.0%		($40,530)

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month GBP-LIBOR, plus or minus a specified spread (rates range from (2.311%) to 0.300%) as negotiated by the parties, which is denominated in GBP based on the local currencies of the positions within the swap.

	JPM	07/04/19- 07/20/20

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2019:

Referenced Entity	Shares	Value
Long Positions: - 13.6%

Australia - 0.5%

BHP Group PLC	20,480	$523,763
Rio Tinto PLC	5,479	339,112

		862,875

Netherlands - 0.2%

Royal Dutch Shell PLC ‘A’	8,772	286,297

Russia - 0.4%

Evraz PLC	85,635	725,100

South Africa - 0.5%

Anglo American PLC	15,859	453,066
Investec PLC	67,643	439,722

		892,788

Switzerland - 0.5%

Coca-Cola HBC AG	18,238	688,942
IWG PLC	28,596	123,569

		812,511

Referenced Entity	Shares	Value
United Kingdom - 11.5%

Aggreko PLC	49,093	$492,867
Ashtead Group PLC	8,712	249,611
Associated British Foods PLC	1,627	50,934
AstraZeneca PLC	2,769	226,370
Avast PLC	10,768	41,084
Aviva PLC	40,414	214,055
BAE Systems PLC	44,234	278,005
Barclays PLC	516,356	982,134
Barratt Developments PLC	93,158	677,910
Bellway PLC	5,269	186,359
Berkeley Group Holdings PLC	11,489	544,503
British American Tobacco PLC	3,724	130,027
Britvic PLC	11,163	125,947
BT Group PLC	224,944	562,434
Burberry Group PLC	22,826	541,026
Centrica PLC	789,373	879,965
Close Brothers Group PLC	26,525	476,064
ConvaTec Group PLC	15,599	28,903
Diageo PLC	2,902	124,903
Direct Line Insurance Group PLC	107,227	451,991
Dixons Carphone PLC	230,108	319,842
Drax Group PLC	135,475	447,474
Dunelm Group PLC	6,323	73,875
Experian PLC	1,599	48,433
Greene King PLC	4,585	35,962
Hays PLC	314,881	629,099
Howden Joinery Group PLC	12,351	79,488
Imperial Brands PLC	11,165	261,988

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Referenced Entity	Shares	Value
Inchcape PLC	55,336	$433,649
Indivior PLC	596,102	323,357
International Consolidated Airlines Group SA	64,840	393,103
J Sainsbury PLC	168,752	419,348
JD Sports Fashion PLC	5,659	42,159
Kingfisher PLC	29,763	81,124
Legal & General Group PLC	23,720	81,265
Man Group PLC/Jersey	381,785	754,859
Marks & Spencer Group PLC	48,199	128,871
Meggitt PLC	104,581	696,761
Mondi PLC	14,895	339,012
Moneysupermarket.com Group PLC	161,085	843,852
Next PLC	3,357	235,080
Persimmon PLC	28,775	731,027
Playtech PLC	47,697	258,667
Reckitt Benckiser Group PLC	6,913	545,814
Royal Mail PLC	241,162	648,972
Spectris PLC	4,807	175,586
Standard Life Aberdeen PLC	49,149	183,894
Tate & Lyle PLC	111,549	1,045,716
Taylor Wimpey PLC	202,091	405,526
The Sage Group PLC	21,118	215,374
Vodafone Group PLC	333,253	546,222
WH Smith PLC	14,478	362,654
William Hill PLC	176,975	347,350
WPP PLC	3,699	46,594

		19,447,089

Total Long Positions - 13.6%		23,026,660

Short Positions: (13.8%)

Chile - (0.2%)

Antofagasta PLC	33,378	(394,265)

Germany - (0.4%)

TUI AG	67,367	(661,448)

South Africa - (0.1%)

Old Mutual Ltd	122,746	(183,546)

Switzerland - (0.1%)

Mediclinic International PLC	66,251	(256,503)

United Arab Emirates - (1.3%)

NMC Health PLC	70,414	(2,154,366)

Referenced Entity	Shares	Value
United Kingdom - (11.7%)

Admiral Group PLC	31,891	($894,258)
Ashmore Group PLC	46,284	(299,429)
ASOS PLC	21,758	(706,175)
BBA Aviation PLC	22,655	(81,222)
Beazley PLC	89,726	(628,928)
BP PLC	6,263	(43,633)
Bunzl PLC	13,583	(358,401)
Croda International PLC	677	(44,036)
CYBG PLC	159,057	(388,435)
DS Smith PLC	30,336	(139,948)
easyJet PLC	16,638	(201,444)
G4S PLC	28,726	(75,999)
GVC Holdings PLC	121,125	(1,004,055)
Halma PLC	9,971	(256,081)
Hargreaves Lansdown PLC	51,762	(1,264,711)
Hiscox Ltd	2,082	(44,732)
HSBC Holdings PLC	114,196	(953,109)
Informa PLC	69,198	(733,834)
InterContinental Hotels Group PLC	6,594	(433,686)
Intertek Group PLC	3,937	(275,236)
ITV PLC	46,692	(64,036)
John Wood Group PLC	170,973	(984,458)
Johnson Matthey PLC	3,251	(137,444)
Jupiter Fund Management PLC	55,887	(299,953)
Just Eat PLC	42,012	(333,185)
Lloyds Banking Group PLC	375,997	(270,048)
Melrose Industries PLC	363,425	(835,426)
Merlin Entertainments PLC	152,534	(871,907)
Micro Focus International PLC	71,853	(1,889,733)
Ocado Group PLC	44,308	(656,820)
Pearson PLC	17,767	(184,849)
Quilter PLC	85,774	(152,789)
Rotork PLC	27,039	(108,702)
Schroders PLC	7,617	(295,489)
Severn Trent PLC	16,174	(420,763)
SSE PLC	26,894	(383,329)
St James’s Place PLC	93,121	(1,300,195)
The Weir Group PLC	42,980	(845,689)
Thomas Cook Group PLC	1,040,750	(173,784)
Whitbread PLC	12,708	(747,709)

		(19,783,660)

Total Short Positions - (13.8%)		(23,433,788)

Total Long and Short Positions - (0.2%)		($407,128)

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month HKD-HIBOR, plus or minus a specified spread (rates range from (1.207%) to 0.400%) as negotiated by the parties, which is denominated in HKD based on the local currencies of the positions within the swap.

	JPM	08/16/19- 07/20/20

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2019:

Referenced Entity	Shares	Value
Long Positions: - 2.3%

Hong Kong - 2.3%

CK Asset Holdings Ltd	68,000	$532,717
CK Hutchison Holdings Ltd	19,500	192,343
Henderson Land Development Co Ltd	61,320	338,077
Hysan Development Co Ltd	51,000	263,525
Kerry Properties Ltd	111,500	468,358

Referenced Entity	Shares	Value
Li & Fung Ltd	1,610,000	$280,903
Melco International Development Ltd	91,000	201,362
New World Development Co Ltd	114,000	178,315
Sino Land Co Ltd	28,000	46,958
Sun Hung Kai Properties Ltd	3,000	50,895
Swire Properties Ltd	81,600	329,886
VTech Holdings Ltd	7,900	70,807
WH Group Ltd	399,000	404,743
Wheelock & Co Ltd	25,000	179,515

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Referenced Entity	Shares	Value
Xinyi Glass Holdings Ltd	48,000	$50,422
Yue Yuen Industrial Holdings Ltd	103,500	283,882

		3,872,708

Macau - 0.0%

Wynn Macau Ltd	22,000	49,250

Total Long Positions - 2.3%		3,921,958

Short Positions: (2.4%)

Hong Kong - (1.9%)

AIA Group Ltd	50,000	(539,945)
ASM Pacific Technology Ltd	84,000	(861,201)
Hang Seng Bank Ltd	2,700	(67,204)
HK Electric Investments Ltd	257,500	(263,707)
Hong Kong & China Gas Co Ltd	126,744	(280,980)

Referenced Entity	Shares	Value
MTR Corp Ltd	124,328	($837,453)
Wharf Real Estate Investment Co Ltd	42,000	(295,992)

		(3,146,482)

Italy - (0.1%)

PRADA SPA	46,600	(144,093)

Macau - (0.4%)

Galaxy Entertainment Group Ltd	14,000	(94,178)
MGM China Holdings Ltd	326,400	(554,489)
Sands China Ltd	13,200	(63,057)

		(711,724)

Total Short Positions - (2.4%)		(4,002,299)

Total Long and Short Positions - (0.1%)		($80,341)

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month SGD-SIBOR, plus or minus a specified spread (rates range from (0.750%) to 0.400%) as negotiated by the parties, which is denominated in SGD based on the local currencies of the positions within the swap.

	JPM	10/29/19- 07/20/20

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2019:

Referenced Entity	Shares	Value
Long Positions: - 0.5%

China - 0.3%

Yangzijiang Shipbuilding Holdings Ltd	399,900	$453,075

Singapore - 0.2%

ComfortDelGro Corp Ltd	178,300	350,643

Total Long Positions - 0.5%		803,718

Referenced Entity	Shares	Value
Short Positions: (0.5%)

Singapore - (0.5%)

City Developments Ltd	6,400	($44,832)
Singapore Airlines Ltd	18,700	(128,139)
Singapore Telecommunications Ltd	188,800	(488,674)
Wilmar International Ltd	54,200	(148,369)

		(810,014)

Total Short Positions - (0.5%)		(810,014)

Total Long and Short Positions - 0.0%		($6,296)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CAD-USD Discount Rate plus or minus a specified spread (rates range from (0.780%) to 0.330%) as negotiated by the parties, which is denominated in CAD based on the local currencies of the positions within the swap.

	MSC	05/04/20

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2019:

Referenced Entity	Shares	Value
Long Positions: - 4.8%

Canada - 4.4%

Air Canada	48,839	$1,480,218
Alimentation Couche-Tard Inc ‘B’	5,723	360,148
Bank of Montreal	1,054	79,616
Canadian Imperial Bank of Commerce	5,563	437,462
Canadian National Railway Co	865	80,057
Canadian Pacific Railway Ltd	311	73,248
CI Financial Corp	14,349	233,827
Constellation Software Inc	138	130,065
Cronos Group Inc	5,860	94,016
Empire Co Ltd ‘A’	33,077	833,019
Finning International Inc	2,827	51,530
Gildan Activewear Inc	13,717	530,852
Husky Energy Inc	15,070	142,811
Linamar Corp	5,127	191,369
Loblaw Cos Ltd	1,760	90,113

Referenced Entity	Shares	Value
Magna International Inc	14,569	$724,918
Manulife Financial Corp	7,572	137,615
Methanex Corp	9,250	419,925
National Bank of Canada	1,427	67,789
Open Text Corp	675	27,855
Power Financial Corp	1,929	44,368
Quebecor Inc ‘B’	6,534	155,622
Royal Bank of Canada	569	45,218
Seven Generations Energy Ltd ‘A’	12,210	59,859
Teck Resources Ltd ‘B’	9,876	227,905
The Toronto-Dominion Bank	2,278	133,109
Thomson Reuters Corp	1,925	124,183
West Fraser Timber Co Ltd	11,041	503,339

		7,480,056

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Referenced Entity	Shares	Value
United States - 0.4%

Bausch Health Cos Inc	8,604	$217,079
BRP Inc	13,235	472,985

		690,064

Total Long Positions - 4.8%		8,170,120

Short Positions: (4.9%)

Canada - (4.5%)

Agnico Eagle Mines Ltd	8,971	(459,939)
AltaGas Ltd	55,017	(832,261)
Barrick Gold Corp	13,741	(216,889)
Bombardier Inc ‘B’	154,174	(259,007)
CCL Industries Inc ‘B’	582	(28,541)
Cenovus Energy Inc	40,773	(359,611)
Dollarama Inc	5,946	(209,180)
Element Fleet Management Corp	57,115	(416,952)
Enbridge Inc	1,839	(66,423)
Encana Corp	35,362	(181,461)
Franco-Nevada Corp	1,985	(168,480)
Imperial Oil Ltd	1,090	(30,181)
Inter Pipeline Ltd	8,686	(135,110)
Keyera Corp	33,776	(869,193)

Referenced Entity	Shares	Value
Pembina Pipeline Corp	7,002	($260,660)
PrairieSky Royalty Ltd	43,416	(610,022)
Restaurant Brands International Inc	1,552	(107,931)
Saputo Inc	3,147	(94,202)
Shopify Inc ‘A’	92	(27,650)
SNC-Lavalin Group Inc	18,862	(381,403)
TC Energy Corp	7,639	(378,698)
The Stars Group Inc	18,250	(311,472)
Vermilion Energy Inc	9,581	(208,147)
Wheaton Precious Metals Corp	32,244	(779,785)
Whitecap Resources Inc	59,201	(192,130)

		(7,585,328)

Chile - (0.1%)

Lundin Mining Corp	38,998	(214,711)

Zambia - (0.3%)

First Quantum Minerals Ltd	62,145	(590,343)

Total Short Positions - (4.9%)		(8,390,382)

Total Long and Short Positions - (0.1%)		($220,262)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CHF-TOIS, plus or minus a specified spread (rates range from (1.880%) to 0.350%) as negotiated by the parties, which is denominated in CHF based on the local currencies of the positions within the swap.

	MSC	05/04/20

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2019:

Referenced Entity	Shares	Value
Long Positions: - 4.1%

Switzerland - 4.1%

Adecco Group AG	20,382	$1,224,904
Flughafen Zurich AG	503	94,733
LafargeHolcim Ltd	914	44,691
Nestle SA	12,345	1,277,982
Novartis AG	11,739	1,071,674
Roche Holding AG	6,334	1,781,043
Sonova Holding AG	3,470	789,767
Temenos AG	1,315	235,456
Zurich Insurance Group AG	1,184	411,972

		6,932,222

Total Long Positions - 4.1%		6,932,222

Short Positions: (3.8%)

Austria - (0.2%)

ams AG	7,599	(297,518)

Referenced Entity	Shares	Value
Switzerland - (3.6%)

ABB Ltd	2,017	($40,437)
Cie Financiere Richemont SA	13,361	(1,135,371)
Dufry AG	670	(56,778)
EMS-Chemie Holding AG	211	(136,970)
Givaudan SA	148	(418,030)
Idorsia Ltd	21,323	(487,937)
Julius Baer Group Ltd	11,624	(517,897)
Lonza Group AG	2,493	(841,619)
OC Oerlikon Corp AG	16,229	(198,316)
Schindler Holding AG	1,005	(224,012)
Sika AG	2,898	(495,102)
Straumann Holding AG	107	(94,554)
Sunrise Communications Group AG	3,220	(240,496)
Swisscom AG	993	(498,774)
The Swatch Group AG	1,240	(355,462)
Vifor Pharma AG	2,665	(385,194)

		(6,126,949)

Total Short Positions - (3.8%)		(6,424,467)

Total Long and Short Positions - 0.3%		$507,755

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week DKK-CIBOR, plus or minus a specified spread (rates range from (0.350%) to 0.350%) as negotiated by the parties, which is denominated in DKK based on the local currencies of the positions within the swap.

	MSC	05/01/20

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2019:

Referenced Entity	Shares	Value
Long Positions: - 3.9%

Denmark - 3.9%

Carlsberg AS ‘B’	6,283	$833,736
GN Store Nord AS	15,556	727,204
H Lundbeck AS	25,477	1,009,124
Novo Nordisk AS ‘B’	23,518	1,201,234
Orsted AS	3,688	319,045
Pandora AS	44,067	1,567,552
Rockwool International AS ‘B’	3,294	842,719
Vestas Wind Systems AS	1,701	147,364

		6,647,978

Total Long Positions - 3.9%		6,647,978

Referenced Entity	Shares	Value
Short Positions: (2.4%)

Denmark - (2.4%)

AP Moller - Maersk AS ‘B’	1,087	($1,352,573)
Chr Hansen Holding AS	9,358	(880,635)
Dfds AS	12,243	(519,969)
DSV AS	2,785	(274,239)
FLSmidth & Co AS	1,175	(53,241)
Genmab AS	4,443	(816,968)
Novozymes AS ‘B’	1,948	(90,829)
Tryg AS	3,321	(108,067)

		(4,096,521)

Total Short Positions - (2.4%)		(4,096,521)

Total Long and Short Positions - 1.5%		$2,551,457

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day EUR-EONIA, plus or minus a specified spread (rates range from (4.000%) to 0.350%) as negotiated by the parties, which is denominated in EUR based on the local currencies of the positions within the swap.

	MSC	05/04/20

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2019:

Referenced Entity	Shares	Value
Long Positions: - 31.7%

Belgium - 1.0%

Ageas	17,181	$894,105
bpost SA	40,132	380,825
Proximus SADP	4,390	129,745
Solvay SA	1,819	188,904
UCB SA	352	29,212

		1,622,791

Finland - 1.1%

Fortum OYJ	2,890	63,874
Kesko Oyj ‘B’	2,578	143,406
Kone OYJ ‘B’	805	47,538
Neste Oyj	16,558	562,930
Orion Oyj ‘B’	8,421	308,805
Sampo Oyj	5,011	236,541
Stora Enso OYJ ‘R’	7,878	92,706
UPM-Kymmene Oyj	13,769	366,352

		1,822,152

France - 6.7%

Alstom SA	1,006	46,629
Arkema SA	2,945	273,780
Atos SE	4,844	404,702
AXA SA	21,250	558,061
Bouygues SA	788	29,182
Capgemini SE	3,011	374,367
Carrefour SA	20,548	396,740
Cie de Saint-Gobain	13,521	527,992
CNP Assurances	16,053	364,377
Dassault Aviation SA	118	169,601
Dassault Systemes SE	2,668	425,560
Eiffage SA	825	81,534
Electricite de France SA	43,335	546,361
Engie SA	67,707	1,026,674
Eutelsat Communications SA	43,087	804,697
Ipsen SA	1,061	144,716
Kering SA	1,212	715,350

Referenced Entity	Shares	Value
L’Oreal SA	928	$263,856
Peugeot SA	66,430	1,635,005
Publicis Groupe SA	1,653	87,247
Sanofi	360	31,112
Sartorius Stedim Biotech	801	126,304
Schneider Electric SE	6,382	577,462
SCOR SE	1,187	52,037
Societe BIC SA	2,540	193,485
Sopra Steria Group	2,737	318,918
Teleperformance	1,084	217,187
TOTAL SA	15,971	895,873
Veolia Environnement SA	5,685	138,432

		11,427,241

Germany - 8.6%

adidas AG	4,899	1,515,604
Allianz SE	7,364	1,776,021
Brenntag AG	2,729	133,905
Carl Zeiss Meditec AG	2,257	222,609
CECONOMY AG	87,137	534,456
Covestro AG	18,250	929,099
CTS Eventim AG & Co KGaA	1,337	62,166
Deutsche Lufthansa AG	41,754	715,906
Deutsche Post AG	6,537	215,046
E.ON SE	127,532	1,383,737
Evonik Industries AG	10,528	306,763
Hannover Rueck SE	454	73,409
HeidelbergCement AG	9,968	806,664
Henkel AG & Co KGaA (Preferred)	1,504	147,120
HOCHTIEF AG	6,521	794,121
Hugo Boss AG	805	53,650
Kion Group AG	5,534	349,975
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,439	1,112,669
ProSiebenSat.1 Media SE	25,287	396,135
Rheinmetall AG	2,594	317,923
Salzgitter AG	13,923	398,980
SAP SE	6,452	884,517
Siemens AG	5,156	613,849
Siemens Healthineers AG	3,919	165,139

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Referenced Entity	Shares	Value
Software AG	17,521	$602,142
Talanx AG	2,176	94,296

		14,605,901

Italy - 6.2%

A2A SPA	721,335	1,252,181
Assicurazioni Generali SPA	48,564	914,342
Azimut Holding SPA	7,570	145,869
Banca Generali SPA	8,250	237,555
BPER Banca	163,537	666,598
Enel SPA	297,877	2,077,915
Eni SPA	85,788	1,426,424
Hera SPA	208,958	799,269
Italgas SPA	114,724	771,052
Leonardo SPA	69,930	887,169
Poste Italiane SPA	10,696	112,711
Saipem SPA	8,558	42,708
Snam SPA	5,253	26,133
Terna Rete Elettrica Nazionale SPA	6,551	41,740
Unipol Gruppo SPA	174,362	849,621
UnipolSai Assicurazioni SPA	116,029	298,130

		10,549,417

Luxembourg - 0.4%

APERAM SA	5,810	163,444
SES SA	34,285	536,050

		699,494

Netherlands - 3.1%

Adyen NV	529	408,063
ASR Nederland NV	33,588	1,364,726
Koninklijke Ahold Delhaize NV	55,372	1,243,084
Koninklijke Philips NV	17,905	778,436
NN Group NV	1,874	75,333
Randstad NV	3,072	168,600
Signify NV	32,459	959,638
Wolters Kluwer NV	3,462	251,865

		5,249,745

Spain - 3.4%

ACS Actividades de Construccion y Servicios SA	13,678	547,243
Banco Bilbao Vizcaya Argentaria SA	51,382	286,592
Endesa SA	81,943	2,107,620
Iberdrola SA	79,644	792,950
Naturgy Energy Group SA	3,102	85,487
Red Electrica Corp SA	67,647	1,408,959
Repsol SA	30,473	478,208

		5,707,059

Switzerland - 0.0%

STMicroelectronics NV	2,823	49,995

United Kingdom - 1.2%

CNH Industrial NV	14,938	153,461
Dialog Semiconductor PLC	21,901	881,282
Fiat Chrysler Automobiles NV	16,593	230,285
Unilever NV	12,826	779,284

		2,044,312

Total Long Positions - 31.7%		53,778,107

Referenced Entity	Shares	Value
Short Positions: (27.1%)

Belgium - (1.0%)

Anheuser-Busch InBev SA/NV	10,450	($924,724)
Umicore SA	22,242	(713,782)

		(1,638,506)

Finland - (1.1%)

Elisa OYJ	11,952	(583,174)
Huhtamaki OYJ	13,667	(562,080)
Nokian Renkaat OYJ	1,489	(46,502)
Outokumpu OYJ	205,555	(702,782)

		(1,894,538)

France - (6.8%)

Air France-KLM	6,933	(66,631)
Altran Technologies SA	66,637	(1,057,514)
BioMerieux	1,417	(117,411)
Bollore SA	132,992	(586,817)
Cie Generale des Etablissements Michelin SCA	609	(77,003)
Cie Plastic Omnium SA	17,467	(454,243)
Elior Group SA	31,477	(432,930)
EssilorLuxottica SA	4,683	(610,297)
Faurecia SA	1,406	(65,213)
Getlink SE	29,422	(471,296)
Iliad SA	9,366	(1,051,778)
Ingenico Group SA	6,166	(545,699)
JCDecaux SA	16,784	(508,239)
Orpea	9,015	(1,087,407)
Remy Cointreau SA	7,183	(1,035,676)
Renault SA	7,038	(442,481)
SEB SA	2,031	(365,381)
Ubisoft Entertainment SA	3,521	(275,372)
Valeo SA	63,911	(2,080,682)
Vivendi SA	7,014	(192,483)
Worldline SA	1,033	(75,052)

		(11,599,605)

Germany - (8.5%)

1&1 Drillisch AG	7,864	(262,397)
Bayerische Motoren Werke AG	12,105	(894,770)
Bilfinger SE	956	(30,938)
Continental AG	4,607	(670,866)
Daimler AG	17,254	(962,287)
Delivery Hero SE	29,104	(1,321,098)
Deutsche Bank AG	184,942	(1,426,100)
Fielmann AG	3,658	(264,922)
Fraport AG Frankfurt Airport Services Worldwide	11,400	(981,258)
Freenet AG	1,428	(28,569)
GEA Group AG	31,900	(905,341)
Infineon Technologies AG	20,374	(362,040)
METRO AG	8,431	(154,058)
Puma SE	2,513	(167,594)
RWE AG	34,366	(848,001)
Sartorius AG (Preferred)	2,347	(481,333)
thyssenkrupp AG	110,406	(1,612,010)
United Internet AG	44,570	(1,468,407)
Volkswagen AG (Preferred)	1,478	(248,951)
Wacker Chemie AG	516	(40,777)
Zalando SE	27,169	(1,202,952)

		(14,334,669)

Italy - (3.8%)

Autogrill SPA	2,623	(27,512)
Banco BPM SPA	249,429	(508,012)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Referenced Entity	Shares	Value
Davide Campari-Milano SPA	85,365	($836,291)
Ferrari NV	7,695	(1,247,664)
FinecoBank Banca Fineco SPA	4,210	(46,965)
Freni Brembo SPA	80,618	(927,783)
Intesa Sanpaolo SPA	13,742	(29,419)
Pirelli & C SPA	189,599	(1,119,177)
Prysmian SPA	35,729	(738,222)
Salvatore Ferragamo SPA	6,304	(150,533)
Telecom Italia SPA	410,273	(223,990)
Unione di Banche Italiane SPA	212,476	(580,112)

		(6,435,680)

Luxembourg - (0.3%)

ArcelorMittal	8,256	(147,683)
Eurofins Scientific SE	766	(338,006)

		(485,689)

Netherlands - (1.8%)

Akzo Nobel NV	515	(48,394)
Altice Europe NV	44,684	(160,043)
ASML Holding NV	2,747	(571,623)
Boskalis Westminster	24,549	(566,330)

Referenced Entity	Shares	Value
Koninklijke Vopak NV	13,119	($604,139)
OCI NV	15,718	(431,582)
SBM Offshore NV	33,417	(645,098)

		(3,027,209)

Spain - (3.5%)

Banco de Sabadell SA	33,248	(34,462)
Bankia SA	297,298	(702,217)
Bankinter SA	34,467	(237,582)
CaixaBank SA	33,759	(96,821)
Cellnex Telecom SA	65,230	(2,413,084)
Ferrovial SA	26,687	(683,150)
Grifols SA	56,810	(1,681,206)
Industria de Diseno Textil SA	3,423	(102,989)

		(5,951,511)

United States - (0.3%)

QIAGEN NV	12,332	(501,811)

Total Short Positions - (27.1%)		(45,869,218)

Total Long and Short Positions - 4.6%		$7,908,889

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day JPY-MUTSC, plus or minus a specified spread (rates range from (4.000%) to 0.450%) as negotiated by the parties, which is denominated in JPY based on the local currencies of the positions within the swap.

	MSC	05/01/20

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2019:

Referenced Entity	Shares	Value
Long Positions: - 26.3%

Japan - 26.3%

ABC-Mart Inc	1,200	$78,260
Aisin Seiki Co Ltd	800	27,596
Alfresa Holdings Corp	43,900	1,085,695
Alps Alpine Co Ltd	21,900	370,889
Astellas Pharma Inc	81,000	1,154,312
Bandai Namco Holdings Inc	7,700	373,640
Brother Industries Ltd	10,200	193,202
Chubu Electric Power Co Inc	29,500	414,396
Citizen Watch Co Ltd	18,200	93,651
Credit Saison Co Ltd	15,200	178,391
Dai-ichi Life Holdings Inc	10,500	158,862
Daicel Corp	23,900	212,995
DeNA Co Ltd	6,900	132,291
Dentsu Inc	4,700	164,375
East Japan Railway Co	1,300	121,737
Eisai Co Ltd	4,000	226,705
Electric Power Development Co Ltd	4,500	102,403
Fuji Electric Co Ltd	9,700	336,170
FUJIFILM Holdings Corp	2,200	111,694
Fujitsu Ltd	7,200	503,181
GungHo Online Entertainment Inc	15,090	419,061
Hakuhodo DY Holdings Inc	42,900	724,610
Haseko Corp	94,900	962,826
Hisamitsu Pharmaceutical Co Inc	1,100	43,594
Hitachi Capital Corp	5,000	111,408
Hitachi High-Technologies Corp	9,900	508,951
Hitachi Ltd	7,900	290,662
Hoshizaki Corp	3,900	290,828
IHI Corp	13,300	321,529
Itochu Techno-Solutions Corp	19,600	503,882
Japan Airlines Co Ltd	51,600	1,646,851
Japan Post Holdings Co Ltd	2,500	28,312
JFE Holdings Inc	26,600	391,680

Referenced Entity	Shares	Value
JTEKT Corp	14,200	$172,661
Kajima Corp	29,100	400,255
Kamigumi Co Ltd	33,500	794,408
Kaneka Corp	7,200	271,459
KDDI Corp	27,800	707,417
Kose Corp	2,600	438,833
Kyocera Corp	1,000	65,524
Mabuchi Motor Co Ltd	6,100	209,277
Marubeni Corp	34,800	230,994
Matsumotokiyoshi Holdings Co Ltd	15,100	443,530
Mazda Motor Corp	47,300	489,621
Mebuki Financial Group Inc	164,300	429,336
Medipal Holdings Corp	36,700	811,750
MINEBEA MITSUMI Inc	8,200	139,708
Mitsubishi Gas Chemical Co Inc	45,300	605,905
Mitsubishi Heavy Industries Ltd	1,000	43,612
Mitsubishi UFJ Financial Group Inc	25,300	120,503
Mixi Inc	35,600	714,928
MS&AD Insurance Group Holdings Inc	1,500	47,680
NHK Spring Co Ltd	44,900	347,102
Nikon Corp	70,500	1,002,482
Nippon Express Co Ltd	22,500	1,199,249
Nippon Telegraph & Telephone Corp	18,000	838,614
Nitto Denko Corp	11,200	554,361
Nomura Research Institute Ltd	9,600	154,380
NTT Data Corp	14,800	197,610
Obayashi Corp	56,700	560,122
Obic Co Ltd	1,000	113,645
Oji Holdings Corp	35,900	207,954
Olympus Corp	42,600	474,090
Ono Pharmaceutical Co Ltd	6,100	109,677
Oracle Corp Japan	2,700	197,684
Otsuka Corp	10,100	407,303
Persol Holdings Co Ltd	29,000	683,706
Pola Orbis Holdings Inc	31,300	877,091
Renesas Electronics Corp	62,500	310,923
Rinnai Corp	800	50,961

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Referenced Entity	Shares	Value
Rohm Co Ltd	1,100	$74,113
Santen Pharmaceutical Co Ltd	9,400	156,276
Sawai Pharmaceutical Co Ltd	3,400	184,028
SCSK Corp	16,600	818,279
Secom Co Ltd	600	51,702
Seibu Holdings Inc	4,900	81,799
Seven & i Holdings Co Ltd	5,600	189,736
SG Holdings Co Ltd	9,500	270,126
Shimamura Co Ltd	2,500	187,165
Shinsei Bank Ltd	14,600	227,210
Shionogi & Co Ltd	15,200	878,299
SoftBank Group Corp	13,000	626,149
Sojitz Corp	234,700	755,307
Sony Corp	15,400	809,269
Square Enix Holdings Co Ltd	1,600	51,412
Sumitomo Corp	21,500	326,544
Sumitomo Dainippon Pharma Co Ltd	24,100	458,807
Sumitomo Heavy Industries Ltd	18,600	642,591
Sundrug Co Ltd	18,300	496,308
Suzuken Co Ltd	17,800	1,045,990
Sysmex Corp	6,800	444,857
Taiheiyo Cement Corp	47,900	1,454,277
Taisei Corp	11,925	434,386
Taisho Pharmaceutical Holdings Co Ltd	4,600	354,319
TDK Corp	700	54,526
Teijin Ltd	33,900	579,167
The Chugoku Bank Ltd	16,000	141,300
The Gunma Bank Ltd	82,100	288,007
The Hachijuni Bank Ltd	135,100	551,716
The Hiroshima Bank Ltd	9,800	47,310
The Iyo Bank Ltd	47,000	237,794
THK Co Ltd	9,900	238,129
Tohoku Electric Power Co Inc	51,400	520,112
Tokyo Broadcasting System Holdings Inc	29,900	511,582
Tokyo Electric Power Co Holdings Inc	24,300	126,920
Tokyo Gas Co Ltd	2,900	68,359
Tosoh Corp	41,000	578,302
Toyo Seikan Group Holdings Ltd	32,400	644,203
Toyo Suisan Kaisha Ltd	800	32,975
Toyota Boshoku Corp	30,400	399,710
Toyota Tsusho Corp	10,200	309,843
Trend Micro Inc	5,700	254,698
West Japan Railway Co	600	48,561
Yamaguchi Financial Group Inc	12,000	82,122
Yamato Holdings Co Ltd	4,600	93,764

		44,537,043

Total Long Positions - 26.3%		44,537,043

Short Positions: (25.9%)

Japan - (25.9%)

Aeon Co Ltd	43,400	(746,889)
Aozora Bank Ltd	13,900	(334,221)
Asahi Intecc Co Ltd	34,000	(840,450)
Asics Corp	90,300	(980,671)
Bridgestone Corp	7,000	(276,142)
Canon Inc	11,300	(330,898)
Chugai Pharmaceutical Co Ltd	3,900	(255,422)
Coca-Cola Bottlers Japan Holdings Inc	2,700	(68,483)
Cosmos Pharmaceutical Corp	1,400	(238,034)
CyberAgent Inc	18,600	(677,823)
Daifuku Co Ltd	7,700	(434,921)
Daiichi Sankyo Co Ltd	13,600	(713,259)
Daiwa Securities Group Inc	82,100	(360,455)
Disco Corp	3,400	(561,053)
FamilyMart UNY Holdings Co Ltd	24,824	(592,661)
FANUC Corp	1,600	(297,300)
Fast Retailing Co Ltd	1,400	(847,418)
Hamamatsu Photonics KK	10,596	(413,953)

Referenced Entity	Shares	Value
Hirose Electric Co Ltd	7,900	($883,994)
Hitachi Chemical Co Ltd	21,200	(577,821)
Hitachi Construction Machinery Co Ltd	4,900	(128,192)
Hitachi Metals Ltd	40,600	(460,390)
Hokuriku Electric Power Co	67,200	(487,921)
Inpex Corp	4,600	(41,691)
Ito En Ltd	600	(28,002)
J Front Retailing Co Ltd	25,800	(296,398)
Japan Airport Terminal Co Ltd	23,200	(992,237)
Japan Post Bank Co Ltd	39,400	(400,367)
JGC Corp	13,900	(190,166)
Kansai Paint Co Ltd	27,900	(586,349)
Kawasaki Heavy Industries Ltd	5,200	(122,638)
Keihan Holdings Co Ltd	800	(34,904)
Keikyu Corp	26,100	(450,038)
Keio Corp	19,200	(1,265,343)
Keisei Electric Railway Co Ltd	4,800	(175,080)
Keyence Corp	300	(185,017)
Kikkoman Corp	12,200	(531,997)
Kintetsu Group Holdings Co Ltd	7,900	(378,745)
Koito Manufacturing Co Ltd	4,600	(246,176)
Komatsu Ltd	1,500	(36,417)
Kuraray Co Ltd	16,000	(191,667)
Kyowa Kirin Co Ltd	4,200	(75,783)
Kyushu Electric Power Co Inc	8,900	(87,437)
Lawson Inc	2,400	(115,300)
M3 Inc	47,300	(867,995)
Makita Corp	7,600	(259,483)
Marui Group Co Ltd	32,947	(671,892)
Mercari Inc	6,300	(167,824)
MISUMI Group Inc	40,500	(1,020,877)
Mitsubishi Logistics Corp	1,300	(35,803)
Mitsubishi Materials Corp	6,500	(185,177)
Mitsubishi Motors Corp	13,200	(63,401)
Mizuho Financial Group Inc	277,900	(404,101)
MonotaRO Co Ltd	10,200	(249,862)
Nabtesco Corp	15,800	(441,404)
Nagoya Railroad Co Ltd	8,200	(227,091)
NGK Spark Plug Co Ltd	7,600	(142,982)
NH Foods Ltd	1,400	(60,025)
Nidec Corp	3,700	(508,139)
Nifco Inc	10,600	(263,190)
Nippon Paint Holdings Co Ltd	31,400	(1,222,423)
Nippon Shinyaku Co Ltd	5,400	(382,267)
Nippon Yusen KK	12,000	(193,132)
Nissan Chemical Corp	1,700	(76,803)
Nissan Motor Co Ltd	87,600	(627,432)
Nisshin Seifun Group Inc	1,900	(43,394)
Nitori Holdings Co Ltd	5,400	(716,592)
NOK Corp	9,300	(139,712)
Nomura Holdings Inc	180,700	(639,710)
Odakyu Electric Railway Co Ltd	49,000	(1,200,771)
Pan Pacific International Holdings Corp	9,200	(584,931)
Park24 Co Ltd	6,500	(151,759)
PeptiDream Inc	7,600	(390,351)
Pigeon Corp	2,100	(84,684)
Rakuten Inc	2,500	(29,888)
Ricoh Co Ltd	69,200	(692,290)
Sega Sammy Holdings Inc	11,300	(137,574)
Seven Bank Ltd	213,100	(558,470)
Sharp Corp	6,100	(67,287)
Shimano Inc	4,000	(596,042)
Shiseido Co Ltd	3,100	(234,474)
SMC Corp	100	(37,487)
Softbank Corp	5,000	(64,954)
Sony Financial Holdings Inc	13,700	(329,693)
Sumitomo Metal Mining Co Ltd	31,200	(935,268)
Suzuki Motor Corp	17,200	(809,193)
Taiyo Nippon Sanso Corp	19,100	(406,656)
Takeda Pharmaceutical Co Ltd	14,200	(505,134)
Terumo Corp	24,800	(740,861)
The Bank of Kyoto Ltd	700	(27,139)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Referenced Entity	Shares	Value
The Chiba Bank Ltd	73,700	($360,907)
The Chugoku Electric Power Co Inc	76,100	(959,678)
The Shizuoka Bank Ltd	29,100	(214,894)
The Yokohama Rubber Co Ltd	27,300	(502,643)
Toho Co Ltd	2,500	(106,510)
Toho Gas Co Ltd	1,200	(44,247)
Tokyo Electron Ltd	300	(42,167)
Tokyu Corp	6,100	(108,304)
Toray Industries Inc	26,000	(197,534)
TOTO Ltd	21,800	(863,329)
Toyota Industries Corp	9,000	(496,374)
Toyota Motor Corp	5,300	(328,938)

Referenced Entity	Shares	Value
Tsuruha Holdings Inc	5,100	($472,991)
Welcia Holdings Co Ltd	11,900	(485,509)
Yamaha Corp	5,000	(237,987)
Yamaha Motor Co Ltd	42,200	(752,168)
Yaskawa Electric Corp	42,400	(1,449,952)
ZOZO Inc	8,300	(155,766)

		(43,915,638)

Total Short Positions - (25.9%)		(43,915,638)

Total Long and Short Positions - 0.4%		$621,405

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week NOK-NIBOR, plus or minus a specified spread (rates range from (0.350%) to 0.350%) as negotiated by the parties, which is denominated in NOK based on the local currencies of the positions within the swap.

	MSC	05/04/20

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2019:

Referenced Entity	Shares	Value
Long Positions: - 1.3%

Norway - 1.3%

Equinor ASA	56,936	$1,129,461
Leroy Seafood Group ASA	20,331	134,691
Salmar ASA	19,478	847,930

		2,112,082

Total Long Positions - 1.3%		2,112,082

Short Positions: (1.3%)

Norway - (0.8%)

Mowi ASA	2,087	(48,834)
Schibsted ASA ‘A’	22,062	(609,392)
Yara International ASA	14,891	(723,415)

		(1,381,641)

Referenced Entity	Shares	Value
United Kingdom - (0.5%)

Subsea 7 SA	62,837	($759,793)

Total Short Positions - (1.3%)		(2,141,434)

Total Long and Short Positions - 0.0%		($29,352)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week SEK-STIBOR, plus or minus a specified spread (rates range from (1.500%) to 0.350%) as negotiated by the parties, which is denominated in SEK based on the local currencies of the positions within the swap.

	MSC	05/04/20

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2019:

Referenced Entity	Shares	Value
Long Positions: - 3.4%

Malta - 0.4%

Kindred Group PLC SDR	83,101	$705,478

Sweden - 3.0%

AAK AB	3,419	64,838
Atlas Copco AB	1,542	49,414
Axfood AB	23,290	461,146
Boliden AB	2,434	62,369
Electrolux AB ‘B’	3,399	87,128
Essity AB ‘B’	14,798	455,237
Fingerprint Cards AB ‘B’	81,222	143,881
Getinge AB ‘B’	14,299	225,486
Hennes & Mauritz AB ‘B’	9,824	174,534
Sandvik AB	19,440	357,231
Skanska AB ‘B’	10,173	183,816
SKF AB ‘B’	8,170	150,404
Swedish Match AB	16,188	684,400

Referenced Entity	Shares	Value
Swedish Orphan Biovitrum AB	20,817	$401,728
Telefonaktiebolaget LM Ericsson ‘B’	121,282	1,151,175
Telia Co AB	60,396	267,755
Volvo AB ‘B’	14,968	237,837

		5,158,379

Total Long Positions - 3.4%		5,863,857

Short Positions: (3.1%)

Colombia - (0.3%)

Millicom International Cellular SA SDR	8,743	(492,156)

Sweden - (2.8%)

BillerudKorsnas AB	34,166	(455,229)
Elekta AB ‘B’	4,966	(72,189)
Epiroc AB ‘A’	11,370	(118,468)
Hexpol AB	18,400	(150,100)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Referenced Entity	Shares	Value
Husqvarna AB ‘B’	122,472	($1,146,896)
Saab AB ‘B’	16,729	(544,847)
Svenska Cellulosa AB SCA ‘B’	35,898	(312,288)
Svenska Handelsbanken AB ‘A’	26,242	(258,974)
Tele2 AB ‘B’	120,042	(1,753,236)

		(4,812,227)

Total Short Positions - (3.1%)		(5,304,383)

Total Long and Short Positions - 0.3%		$559,474

Total Basket Swaps - 14.5%		$24,659,793

Total Return Swaps – Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Number of Contracts	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MSCI Australia Index - Appreciation	MSCI Australia Index - Depreciation	M	JPM	09/18/19	56	$253,832	$3,113	$-	$3,113
MSCI Canada Index - Appreciation	MSCI Canada Index - Depreciation	M	JPM	09/18/19	477	2,423,667	23,603	-	23,603
MSCI Italy Index - Appreciation	MSCI Italy Index - Depreciation	M	JPM	09/18/19	7,553	868,158	28,948	-	28,948
MSCI Japan Index - Appreciation	MSCI Japan Index - Depreciation	M	JPM	09/18/19	58,960	1,007,492	(2,150)	-	(2,150)
MSCI Netherlands Index - Appreciation	MSCI Netherlands Index - Depreciation	M	JPM	09/18/19	590	166,178	1,463	-	1,463
MSCI Singapore Index - Appreciation	MSCI Singapore Index - Depreciation	M	JPM	09/18/19	39	166,495	8,295	-	8,295
MSCI Spain Index - Appreciation	MSCI Spain Index - Depreciation	M	JPM	09/18/19	47	10,652	(44)	-	(44)
MSCI Sweden Index - Appreciation	MSCI Sweden Index - Depreciation	M	JPM	09/18/19	1	4,260	66	-	66
Swiss Market Index - Appreciation	Swiss Market Index - Depreciation	M	MSC	09/20/19	37	3,750,827	(11,726)	-	(11,726)

							$51,568	$-	$51,568

Total Swap Agreements									($22,706,879)

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps

	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swap Agreements
Assets	$-	$65,488
Liabilities	-	(22,772,367)

	$-	($22,706,879)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$152,614,164	$46,041,232	$106,572,932	$-
	Derivatives:
	Equity Contracts
	Futures	1,366,668	1,366,668	-	-
	Swaps	65,488	-	65,488	-

	Total Equity Contracts	1,432,156	1,366,668	65,488	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	630,878	-	630,878	-

	Total Asset - Derivatives	2,063,034	1,366,668	696,366	-

	Total Assets	154,677,198	47,407,900	107,269,298	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(19,300)	(19,300)	-	-
	Swaps	(22,772,367)	-	(22,772,367)	-

	Total Equity Contracts	(22,791,667)	(19,300)	(22,772,367)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(249,246)	-	(249,246)	-

	Total Liabilities - Derivatives	(23,040,913)	(19,300)	(23,021,613)	-

	Total Liabilities	(23,040,913)	(19,300)	(23,021,613)	-

	Total	$131,636,285	$47,388,600	$84,247,685	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	4,741,612	$51,620,011
PD Aggregate Bond Index Portfolio ‘P’ *	15,115,842	195,969,977
PD High Yield Bond Market Portfolio ‘P’ *	4,826,423	78,944,138
PD Large-Cap Growth Index Portfolio ‘P’ *	1,636,546	68,153,650
PD Large-Cap Value Index Portfolio ‘P’ *	2,304,250	71,293,055
PD Small-Cap Growth Index Portfolio ‘P’ *	171,473	5,489,369
PD Small-Cap Value Index Portfolio ‘P’ *	217,491	5,483,216
PD Emerging Markets Portfolio ‘P’ *	1,093,912	19,157,126
PD International Large-Cap Portfolio ‘P’ *	2,623,996	49,299,824

Total Affiliated Mutual Funds (Cost $451,792,047)		545,410,366

TOTAL INVESTMENTS - 100.0% (Cost $451,792,047)		545,410,366

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(121,900)

NET ASSETS - 100.0%		$545,288,466

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	14,460,239	$157,422,782
PD Aggregate Bond Index Portfolio ‘P’ *	45,082,237	584,470,605
PD High Yield Bond Market Portfolio ‘P’ *	14,134,047	231,185,746
PD Large-Cap Growth Index Portfolio ‘P’ *	11,151,067	464,383,992
PD Large-Cap Value Index Portfolio ‘P’ *	15,470,495	478,654,088
PD Small-Cap Growth Index Portfolio ‘P’ *	1,147,804	36,744,642
PD Small-Cap Value Index Portfolio ‘P’ *	1,437,440	36,239,715
PD Emerging Markets Portfolio ‘P’ *	6,936,950	121,483,246
PD International Large-Cap Portfolio ‘P’ *	17,601,189	330,692,439

Total Affiliated Mutual Funds (Cost $1,879,000,202)		2,441,277,255

TOTAL INVESTMENTS - 100.0% (Cost $1,879,000,202)		2,441,277,255

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(555,506)

NET ASSETS - 100.0%		$2,440,721,749

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition as a percentage of net assets was as follows:

Pacific Dynamix - Conservative Growth Portfolio

Affiliated Fixed Income Funds	59.9%
Affiliated Equity Funds	40.1%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

Pacific Dynamix - Moderate Growth Portfolio

Affiliated Equity Funds	60.1%
Affiliated Fixed Income Funds	39.9%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The Funds’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$545,410,366	$545,410,366	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$2,441,277,255	$2,441,277,255	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	2,153,685	$23,446,296
PD Aggregate Bond Index Portfolio ‘P’ *	7,283,795	94,431,072
PD High Yield Bond Market Portfolio ‘P’ *	2,410,160	39,422,159
PD Large-Cap Growth Index Portfolio ‘P’ *	4,860,638	202,420,323
PD Large-Cap Value Index Portfolio ‘P’ *	6,691,393	207,030,390
PD Small-Cap Growth Index Portfolio ‘P’ *	499,398	15,987,211
PD Small-Cap Value Index Portfolio ‘P’ *	628,615	15,848,182
PD Emerging Markets Portfolio ‘P’ *	2,728,503	47,782,872
PD International Large-Cap Portfolio ‘P’ *	7,839,708	147,293,018

Total Affiliated Mutual Funds (Cost $607,435,611)		793,661,523

TOTAL INVESTMENTS - 100.0% (Cost $607,435,611)		793,661,523

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(199,773)

NET ASSETS - 100.0%		$793,461,750

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	5,110,176	$58,083,487
Diversified Bond Portfolio ‘P’ *	29,594,943	424,380,420
Floating Rate Income Portfolio ‘P’ *	3,044,558	37,842,113
High Yield Bond Portfolio ‘P’ *	8,152,451	76,352,650
Inflation Managed Portfolio ‘P’ *	2,080,849	25,953,078
Inflation Strategy Portfolio ‘P’ *	2,520,466	27,501,216
Managed Bond Portfolio ‘P’ *	18,978,566	282,544,672
Short Duration Bond Portfolio ‘P’ *	19,241,521	205,030,533
Emerging Markets Debt Portfolio ‘P’ *	4,719,236	61,536,205
Comstock Portfolio ‘P’ *	881,636	16,032,276
Dividend Growth Portfolio ‘P’ *	618,779	16,102,236
Equity Index Portfolio ‘P’ *	156,719	11,489,555
Growth Portfolio ‘P’ *	390,239	15,351,451
Large-Cap Growth Portfolio ‘P’ *	798,983	13,043,854
Large-Cap Value Portfolio ‘P’ *	647,181	16,869,898
Main Street Core Portfolio ‘P’ *	159,058	7,672,719
Mid-Cap Equity Portfolio ‘P’ *	781,847	21,309,987
Mid-Cap Growth Portfolio ‘P’ *	1,085,956	20,025,212
Mid-Cap Value Portfolio ‘P’ *	992,066	27,655,358
Small-Cap Equity Portfolio ‘P’ *	169,736	4,553,034
Small-Cap Value Portfolio ‘P’ *	122,341	3,067,031
Value Advantage Portfolio ‘P’ *	1,010,825	18,376,920
Emerging Markets Portfolio ‘P’ *	1,170,983	23,006,484
International Large-Cap Portfolio ‘P’ *	1,640,774	17,732,566
International Value Portfolio ‘P’ *	1,546,747	20,630,456
Real Estate Portfolio ‘P’ *	264,874	7,511,427
Currency Strategies Portfolio ‘P’ *	4,721,387	56,015,875
Equity Long/Short Portfolio ‘P’ *	968,237	12,025,491

Total Affiliated Mutual Funds (Cost $1,374,890,652)		1,527,696,204

TOTAL INVESTMENTS - 100.0% (Cost $1,374,890,652)		1,527,696,204

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(352,210)

NET ASSETS - 100.0%		$1,527,343,994

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition as a percentage of net assets was as follows:

Pacific Dynamix - Growth Portfolio

Affiliated Equity Funds	80.2%
Affiliated Fixed Income Funds	19.8%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

Portfolio Optimization Conservative Portfolio

Affiliated Fixed Income Funds	78.5%
Affiliated Equity Funds	21.5%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The Funds’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Growth Portfolio
Assets	Affiliated Mutual Funds	$793,661,523	$793,661,523	$-	$-

Portfolio Optimization Conservative Portfolio
Assets	Affiliated Mutual Funds	$1,527,696,204	$1,527,696,204	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	6,268,723	$71,251,804
Diversified Bond Portfolio ‘P’ *	36,352,338	521,278,928
Floating Rate Income Portfolio ‘P’ *	4,972,271	61,802,475
High Yield Bond Portfolio ‘P’ *	18,661,079	174,772,337
Inflation Managed Portfolio ‘P’ *	3,401,623	42,426,228
Inflation Strategy Portfolio ‘P’ *	4,118,418	44,936,725
Managed Bond Portfolio ‘P’ *	23,240,972	346,001,529
Short Duration Bond Portfolio ‘P’ *	13,992,111	149,094,761
Emerging Markets Debt Portfolio ‘P’ *	7,713,029	100,573,607
Comstock Portfolio ‘P’ *	2,848,709	51,802,902
Developing Growth Portfolio ‘P’ *	96,691	2,533,319
Dividend Growth Portfolio ‘P’ *	2,073,757	53,964,547
Equity Index Portfolio ‘P’ *	563,901	41,341,382
Growth Portfolio ‘P’ *	1,595,799	62,776,464
Large-Cap Growth Portfolio ‘P’ *	3,225,503	52,658,143
Large-Cap Value Portfolio ‘P’ *	2,119,004	55,235,534
Main Street Core Portfolio ‘P’ *	520,822	25,123,663
Mid-Cap Equity Portfolio ‘P’ *	1,893,801	51,617,381
Mid-Cap Growth Portfolio ‘P’ *	1,982,304	36,554,018
Mid-Cap Value Portfolio ‘P’ *	2,665,901	74,316,044
Small-Cap Equity Portfolio ‘P’ *	360,554	9,671,589
Small-Cap Growth Portfolio ‘P’ *	349,544	4,799,532
Small-Cap Index Portfolio ‘P’ *	399,895	9,811,183
Small-Cap Value Portfolio ‘P’ *	393,129	9,855,532
Value Advantage Portfolio ‘P’ *	3,173,567	57,695,835
Emerging Markets Portfolio ‘P’ *	3,169,905	62,279,610
International Large-Cap Portfolio ‘P’ *	7,354,379	79,482,005
International Small-Cap Portfolio ‘P’ *	895,325	12,240,142
International Value Portfolio ‘P’ *	7,082,084	94,460,588
Real Estate Portfolio ‘P’ *	864,507	24,516,143
Currency Strategies Portfolio ‘P’ *	7,723,600	91,634,982
Equity Long/Short Portfolio ‘P’ *	1,524,477	18,933,985

Total Affiliated Mutual Funds (Cost $2,151,883,629)		2,495,442,917

TOTAL INVESTMENTS - 100.0% (Cost $2,151,883,629)		2,495,442,917

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(562,279)

NET ASSETS - 100.0%		$2,494,880,638

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	22,456,419	$255,245,026
Diversified Bond Portfolio ‘P’ *	130,630,507	1,873,192,612
Floating Rate Income Portfolio ‘P’ *	16,235,250	201,794,833
High Yield Bond Portfolio ‘P’ *	38,111,149	356,934,041
Inflation Managed Portfolio ‘P’ *	5,721,274	71,357,722
Inflation Strategy Portfolio ‘P’ *	7,477,534	81,588,582
Managed Bond Portfolio ‘P’ *	83,589,522	1,244,444,608
Short Duration Bond Portfolio ‘P’ *	33,303,167	354,866,225
Emerging Markets Debt Portfolio ‘P’ *	23,634,435	308,179,864
Comstock Portfolio ‘P’ *	16,155,573	293,784,138
Developing Growth Portfolio ‘P’ *	395,495	10,362,073
Dividend Growth Portfolio ‘P’ *	13,596,764	353,823,055
Equity Index Portfolio ‘P’ *	3,705,898	271,691,355
Growth Portfolio ‘P’ *	12,137,866	477,486,483
Large-Cap Growth Portfolio ‘P’ *	24,829,018	405,347,666
Large-Cap Value Portfolio ‘P’ *	11,810,453	307,860,071
Main Street Core Portfolio ‘P’ *	3,620,491	174,647,140
Mid-Cap Equity Portfolio ‘P’ *	9,998,359	272,514,900
Mid-Cap Growth Portfolio ‘P’ *	12,028,871	221,814,366
Mid-Cap Value Portfolio ‘P’ *	13,491,665	376,100,722
Small-Cap Equity Portfolio ‘P’ *	2,224,970	59,683,216
Small-Cap Growth Portfolio ‘P’ *	1,076,792	14,785,252
Small-Cap Index Portfolio ‘P’ *	2,056,805	50,462,493
Small-Cap Value Portfolio ‘P’ *	2,627,312	65,865,336
Value Advantage Portfolio ‘P’ *	18,078,483	328,669,058
Emerging Markets Portfolio ‘P’ *	18,218,254	357,936,807
International Large-Cap Portfolio ‘P’ *	36,754,741	397,224,623
International Small-Cap Portfolio ‘P’ *	3,675,422	50,247,349
International Value Portfolio ‘P’ *	35,115,201	468,365,324
Real Estate Portfolio ‘P’ *	5,290,821	150,039,808
Currency Strategies Portfolio ‘P’ *	24,280,363	288,069,097
Equity Long/Short Portfolio ‘P’ *	5,080,166	63,095,602

Total Affiliated Mutual Funds (Cost $8,627,399,211)		10,207,479,447

TOTAL INVESTMENTS - 100.0% (Cost $8,627,399,211)		10,207,479,447

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,237,115)

NET ASSETS - 100.0%		$10,205,242,332

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition as a percentage of net assets was as follows:

Portfolio Optimization Moderate-Conservative Portfolio

Affiliated Fixed Income Funds	60.6%
Affiliated Equity Funds	39.4%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

Portfolio Optimization Moderate Portfolio

Affiliated Equity Funds	53.5%
Affiliated Fixed Income Funds	46.5%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The Funds’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Moderate-Conservative Portfolio
Assets	Affiliated Mutual Funds	$2,495,442,917	$2,495,442,917	$-	$-

Portfolio Optimization Moderate Portfolio
Assets	Affiliated Mutual Funds	$10,207,479,447	$10,207,479,447	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	12,312,640	$139,948,405
Diversified Bond Portfolio ‘P’ *	71,289,756	1,022,268,437
Floating Rate Income Portfolio ‘P’ *	6,939,512	86,254,155
High Yield Bond Portfolio ‘P’ *	23,322,482	218,429,201
Inflation Managed Portfolio ‘P’ *	1,748,571	21,808,785
Inflation Strategy Portfolio ‘P’ *	2,001,031	21,833,579
Managed Bond Portfolio ‘P’ *	45,472,345	676,972,589
Short Duration Bond Portfolio ‘P’ *	12,201,316	130,012,711
Emerging Markets Debt Portfolio ‘P’ *	16,889,156	220,225,188
Comstock Portfolio ‘P’ *	19,197,356	349,098,024
Developing Growth Portfolio ‘P’ *	848,005	22,217,938
Dividend Growth Portfolio ‘P’ *	16,563,425	431,023,273
Equity Index Portfolio ‘P’ *	4,379,751	321,093,714
Growth Portfolio ‘P’ *	14,552,736	572,484,028
Large-Cap Growth Portfolio ‘P’ *	29,918,974	488,444,071
Large-Cap Value Portfolio ‘P’ *	14,013,103	365,275,995
Main Street Core Portfolio ‘P’ *	4,293,960	207,134,272
Mid-Cap Equity Portfolio ‘P’ *	10,193,708	277,839,338
Mid-Cap Growth Portfolio ‘P’ *	13,926,155	256,800,588
Mid-Cap Value Portfolio ‘P’ *	12,367,528	344,763,685
Small-Cap Equity Portfolio ‘P’ *	2,559,021	68,643,873
Small-Cap Growth Portfolio ‘P’ *	2,166,353	29,745,841
Small-Cap Index Portfolio ‘P’ *	2,838,097	69,631,039
Small-Cap Value Portfolio ‘P’ *	2,784,875	69,815,359
Value Advantage Portfolio ‘P’ *	21,326,295	387,714,681
Emerging Markets Portfolio ‘P’ *	22,361,034	439,330,627
International Large-Cap Portfolio ‘P’ *	42,585,661	460,241,935
International Small-Cap Portfolio ‘P’ *	6,319,510	86,395,145
International Value Portfolio ‘P’ *	40,924,828	545,853,923
Real Estate Portfolio ‘P’ *	6,045,807	171,450,098
Currency Strategies Portfolio ‘P’ *	17,863,996	211,943,508
Equity Long/Short Portfolio ‘P’ *	3,680,468	45,711,370

Total Affiliated Mutual Funds (Cost $7,292,781,873)		8,760,405,375

TOTAL INVESTMENTS - 100.0% (Cost $7,292,781,873)		8,760,405,375

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,911,190)

NET ASSETS - 100.0%		$8,758,494,185

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	1,223,576	$13,907,456
Diversified Bond Portfolio ‘P’ *	7,371,419	105,703,398
Floating Rate Income Portfolio ‘P’ *	787,051	9,782,595
High Yield Bond Portfolio ‘P’ *	5,292,334	49,565,920
Managed Bond Portfolio ‘P’ *	4,662,538	69,413,851
Short Duration Bond Portfolio ‘P’ *	922,477	9,829,575
Emerging Markets Debt Portfolio ‘P’ *	3,071,171	40,046,361
Comstock Portfolio ‘P’ *	5,125,116	93,198,662
Developing Growth Portfolio ‘P’ *	424,361	11,118,364
Dividend Growth Portfolio ‘P’ *	3,994,674	103,951,770
Equity Index Portfolio ‘P’ *	1,062,907	77,925,152
Growth Portfolio ‘P’ *	3,230,702	127,091,234
Large-Cap Growth Portfolio ‘P’ *	6,547,853	106,897,376
Large-Cap Value Portfolio ‘P’ *	3,718,994	96,942,059
Main Street Core Portfolio ‘P’ *	1,037,403	50,042,766
Mid-Cap Equity Portfolio ‘P’ *	2,822,656	76,934,210
Mid-Cap Growth Portfolio ‘P’ *	3,327,467	61,359,045
Mid-Cap Value Portfolio ‘P’ *	3,634,523	101,317,864
Small-Cap Equity Portfolio ‘P’ *	873,477	23,430,379
Small-Cap Growth Portfolio ‘P’ *	1,127,916	15,487,229
Small-Cap Index Portfolio ‘P’ *	1,049,295	25,743,821
Small-Cap Value Portfolio ‘P’ *	910,463	22,824,818
Value Advantage Portfolio ‘P’ *	5,664,077	102,973,628
Emerging Markets Portfolio ‘P’ *	6,613,753	129,941,413
International Large-Cap Portfolio ‘P’ *	13,492,284	145,817,039
International Small-Cap Portfolio ‘P’ *	2,155,092	29,462,641
International Value Portfolio ‘P’ *	12,933,139	172,501,753
Real Estate Portfolio ‘P’ *	2,064,588	58,548,640
Currency Strategies Portfolio ‘P’ *	4,051,842	48,072,195
Equity Long/Short Portfolio ‘P’ *	834,936	10,369,893

Total Affiliated Mutual Funds (Cost $1,639,145,617)		1,990,201,107

TOTAL INVESTMENTS - 100.0% (Cost $1,639,145,617)		1,990,201,107

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(448,878)

NET ASSETS - 100.0%		$1,989,752,229

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition as a percentage of net assets was as follows:

Portfolio Optimization Growth Portfolio

Affiliated Equity Funds	71.0%
Affiliated Fixed Income Funds	29.0%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

Portfolio Optimization Aggressive-Growth Portfolio

Affiliated Equity Funds	85.0%
Affiliated Fixed Income Funds	15.0%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The Funds’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Growth Portfolio
Assets	Affiliated Mutual Funds	$8,760,405,375	$8,760,405,375	$-	$-

Portfolio Optimization Aggressive-Growth Portfolio
Assets	Affiliated Mutual Funds	$1,990,201,107	$1,990,201,107	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

PSF DFA BALANCED ALLOCATION PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.0%

DFA Intermediate Government Fixed Income Portfolio ‘I’	2,070,714	$26,422,309
DFA Intermediate Term Extended Quality Portfolio ‘I’	3,870,842	42,695,393
DFA Large Cap International Portfolio ‘I’	1,511,939	33,867,433
DFA Short-Term Extended Quality Portfolio ‘I’	1,119,473	12,157,472
DFA US Core Equity 1 Portfolio ‘I’	2,118,348	51,073,374
DFA US Large Company Portfolio ‘I’	1,077,344	24,434,152
DFA VA International Small Portfolio ‘I’	260,438	3,062,756
DFA VA US Large Value Portfolio ‘I’	238,783	6,151,061
DFA VA US Targeted Value Portfolio ‘I’	240,326	4,169,664

Total Mutual Funds (Cost $194,421,879)		204,033,614

TOTAL INVESTMENTS - 100.0% (Cost $194,421,879)		204,033,614

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(69,653)

NET ASSETS - 100.0%		$203,963,961

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Equity Funds	60.1%
Fixed Income Funds	39.9%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$204,033,614	$204,033,614	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-172 and A-173

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2019 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2019. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of June 30, 2019.
µ	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of June 30, 2019.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 3C in Notes to Financial Statements).
±	Investments categorized as a significant unobservable input (Level 3) (See Note 3D in Notes to Financial Statements).

Counterparty and Exchange Abbreviations:
ANZ	Australia and New Zealand Banking group
BMO	BMO Capital Markets
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
BSC	Banco Santander Central
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DSA	Daiwa Securities Corp
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
ING	ING Bank
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS
WBC	Westpac Banking Corporation

Reference Rate Abbreviations:
ARS Deposit	Argentina Deposit Rate
ARS Reference	Argentina Reference Rate
AUD Bank Bill	Australian Dollar Bank Bill Rate
LIBOR	London Interbank Offered Rate
US FED	United States Federal Reserve Bank Rate
US Prime	United State Prime Rate
UST	United State Treasury Rate

Payment Frequency Abbreviations:
A	Annual
L	Lunar
M	Monthly
Q	Quarterly
S	Semiannual
Z	At Maturity

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
‘NY’	New York Shares
PIK	Payment In Kind
PO	Principal Only
REIT	Real Estate Investment Trust

See Notes to Financial Statements

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

June 30, 2019 (Unaudited)

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk (See Note 4 in Notes to Financial Statements under Investments and Risks—Foreign and Emerging Markets Investments).

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2019 (Unaudited)

	Core Income Portfolio	Diversified Bond Portfolio	Floating Rate Income Portfolio	High Yield Bond Portfolio	Inflation Managed Portfolio	Inflation Strategy Portfolio
ASSETS
Investments, at value (excluding derivatives)	$560,753,217	$4,515,411,273	$646,341,876	$1,085,165,299	$743,012,541	$333,796,908
Repurchase agreements, at value	8,493,589	155,025,530	21,198,667	74,433,569	14,599,839	3,472,863
Cash	49,315	39,018,788	1,416,787	96,318	-	19,631
Cash (segregated for derivative investments)	-	1,539,920	-	-	2,874,000	85,000
Foreign currency held, at value	-	43,731,719	-	-	1,784,773	-
Receivables:
Dividends and interest	4,120,745	31,387,511	2,474,797	17,783,221	2,517,883	712,835
Fund shares sold	-	986,153	519,922	804,474	171,669	7,390
Securities sold	8,608,277	42,108,069	24,323,147	19,634,446	209,298,931	1,805,102
Swap agreements	-	40,157	-	-	6,364	-
Variation margin on futures contracts	-	-	-	-	5,531	-
Variation margin on swap agreements	-	18,612,895	-	-	387,716	52,990
Forward foreign currency contracts appreciation	-	9,267,087	-	-	564,606	-
Outstanding purchased options, at value	-	2,608,404	-	-	1,204	1,376,649
Swap premiums paid	-	150,545	-	-	33,450	-
Swap agreements appreciation	-	3,595,384	-	-	63,670	7,854
Unfunded loan commitment appreciation	-	-	-	2,623	-	-
Prepaid expenses and other assets	2,804	26,408	30,551	8,491	5,042	2,885
Total Assets	582,027,947	4,863,509,843	696,305,747	1,197,928,441	975,327,219	341,340,107
LIABILITIES
Payables:
Fund shares redeemed	124,869	1,735,461	778,312	45,783	386,839	2,473
Securities purchased	15,144,238	476,107,381	33,168,054	14,214,877	224,472,690	2,161,088
Securities sold short, at value	-	-	-	-	10,174,446	-
Sale-buyback financing transactions	-	-	-	-	273,204,490	-
Reverse repurchase agreements	-	-	-	-	-	139,025,950
Due to custodian	-	-	-	-	167,076	-
Due to broker	-	-	-	-	2,892,000	1,896,680
Swap agreements	-	-	-	-	-	76,500
Variation margin on futures contracts	-	9,939,236	-	-	-	27,730
Variation margin on swap agreements	-	-	-	-	-	43,017
Accrued advisory fees	231,811	1,422,280	328,403	384,580	151,772	64,937
Accrued service fees	1,374	20,378	13,064	15,075	14,822	1,079
Accrued support service expenses	8,856	68,861	10,678	19,394	7,940	3,538
Accrued custodian, and portfolio accounting and tax fees	40,801	252,116	232,498	65,677	70,141	35,338
Accrued shareholder report expenses	11,040	105,261	32,276	32,638	20,525	10,655
Accrued trustees’ fees and expenses and deferred compensation	6,387	87,026	23,301	29,200	27,218	6,839
Accrued dividends and interest	-	-	-	-	-	96,257
Accrued other	7,241	63,201	140,584	20,729	11,528	7,672
Forward foreign currency contracts depreciation	-	4,563,582	-	-	1,399,759	-
Outstanding options written, at value	-	6,565,287	-	-	18,483	-
Swap premiums received	-	-	-	-	52,061	-
Swap agreements depreciation	-	-	-	-	176,669	61,295
Unfunded loan commitment depreciation	-	-	1,625	-	-	-
Other liabilities	-	21,141	-	-	3,910	-
Total Liabilities	15,576,617	500,951,211	34,728,795	14,827,953	513,252,369	143,521,048
NET ASSETS	$566,451,330	$4,362,558,632	$661,576,952	$1,183,100,488	$462,074,850	$197,819,059
NET ASSETS CONSIST OF:
Paid-in capital	$511,392,608	$3,347,803,320	$569,838,713	$906,928,130	$492,766,285	$182,552,976
Undistributed/accumulated earnings (deficit)	55,058,722	1,014,755,312	91,738,239	276,172,358	(30,691,435)	15,266,083
NET ASSETS	$566,451,330	$4,362,558,632	$661,576,952	$1,183,100,488	$462,074,850	$197,819,059
Class I Shares:
Net Assets	$28,010,175	$415,703,272	$263,588,096	$307,040,557	$300,253,753	$21,883,138
Shares outstanding, $.001 par value (unlimited shares authorized)	2,484,834	39,141,056	21,462,833	35,899,473	27,342,058	2,054,785
Net Asset Value Per Share	$11.27	$10.62	$12.28	$8.55	$10.98	$10.65
Class P Shares:
Net Assets	$538,441,155	$3,946,855,360	$397,988,856	$876,059,931	$161,821,097	$175,935,921
Shares outstanding, $.001 par value (unlimited shares authorized)	47,371,534	275,238,963	32,018,699	93,539,495	12,974,532	16,117,449
Net Asset Value Per Share	$11.37	$14.34	$12.43	$9.37	$12.47	$10.92

Investments, at cost	$542,519,985	$4,406,504,432	$653,099,490	$1,069,171,875	$738,359,707	$329,485,508
Repurchase agreements, at cost	8,493,589	155,025,530	21,198,667	74,433,569	14,599,839	3,472,863
Foreign currency held, at cost	-	43,652,510	-	-	1,949,947	-
Proceeds from securities sold short	-	-	-	-	10,171,828	-
Outstanding purchased options, at cost	-	3,275,530	-	-	6,467	1,276,458
Premiums received from outstanding options written	-	5,768,743	-	-	1,373,111	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2019 (Unaudited)

	Managed Bond Portfolio	Short Duration Bond Portfolio	Emerging Markets Debt Portfolio	Comstock Portfolio	Developing Growth Portfolio	Dividend Growth Portfolio
ASSETS
Investments, at value (excluding derivatives)	$5,290,091,606	$1,352,481,799	$754,265,562	$994,007,095	$213,939,539	$1,322,930,715
Repurchase agreements, at value	1,943,871	28,551,964	11,926,037	61,692,588	9,002,919	74,007,329
Cash	1,396,908	912,454	1,988,008	21,875	33,275	-
Cash (segregated for derivative investments)	1,807,000	-	5,105,100	-	-	-
Foreign currency held, at value	10,975,463	40	487,804	2,713	-	-
Receivables:
Dividends and interest	25,393,722	8,398,877	12,402,755	2,721,821	4,353	2,456,724
Fund shares sold	374,591	250,718	188,802	-	5,551	403,545
Securities sold	3,154,781,833	51,697	4,840,474	5,748,178	-	1,145,207
Variation margin on futures contracts	266,439	-	-	-	-	-
Variation margin on swap agreements	2,690,999	-	781,675	-	-	-
Forward foreign currency contracts appreciation	5,402,496	-	5,341,119	6,562	-	-
Outstanding purchased options, at value	30,836	-	-	-	-	-
Swap premiums paid	8,473	-	-	-	-	-
Swap agreements appreciation	1,274,069	-	-	-	-	-
Prepaid expenses and other assets	38,904	10,409	8,306	5,839	1,524	7,427
Total Assets	8,496,477,210	1,390,657,958	797,335,642	1,064,206,671	222,987,161	1,400,950,947
LIABILITIES
Payables:
Fund shares redeemed	577,618	2,456	793,226	410,833	94,774	621,769
Securities purchased	4,490,015,936	30,200,163	7,886,972	907,371	3,307,854	1,146,336
Securities sold short, at value	9,820,246	-	-	-	-	-
Sale-buyback financing transactions	452,512,559	-	-	-	-	-
Reverse repurchase agreements	4,555,000	-	-	-	-	-
Due to broker	26,478,281	-	2,320,000	-	-	-
Swap agreements	56,618	-	-	-	-	-
Variation margin on futures contracts	-	785,154	-	-	-	-
Accrued advisory fees	1,145,408	445,254	487,627	593,385	105,472	745,167
Accrued service fees	43,067	25,108	2,466	12,591	8,463	21,607
Accrued support service expenses	55,573	17,969	13,234	17,330	3,460	22,785
Accrued custodian, and portfolio accounting and tax fees	208,355	52,990	93,597	39,952	14,670	41,459
Accrued shareholder report expenses	76,820	44,047	29,037	25,162	6,650	29,060
Accrued trustees’ fees and expenses and deferred compensation	96,508	41,717	15,012	29,314	9,766	24,924
Accrued foreign capital gains tax	-	-	283,628	-	-	-
Accrued dividends and interest	120,265	-	-	-	-	-
Accrued other	42,898	28,916	15,692	18,483	7,890	23,678
Forward foreign currency contracts depreciation	14,900,690	-	3,271,354	962,557	-	-
Outstanding options written, at value	38,359	-		-	-	-
Swap premiums received	1,287,216	-		-	-	-
Other liabilities	-	-	19,068	-	-	1,753
Total Liabilities	5,002,031,417	31,643,774	15,230,913	3,016,978	3,558,999	2,678,538
NET ASSETS	$3,494,445,793	$1,359,014,184	$782,104,729	$1,061,189,693	$219,428,162	$1,398,272,409
NET ASSETS CONSIST OF:
Paid-in capital	$2,796,530,353	$1,297,612,797	$687,840,817	$317,610,799	$148,937,969	$944,526,341
Undistributed/accumulated earnings (deficit)	697,915,440	61,401,387	94,263,912	743,578,894	70,490,193	453,746,068
NET ASSETS	$3,494,445,793	$1,359,014,184	$782,104,729	$1,061,189,693	$219,428,162	$1,398,272,409
Class I Shares:
Net Assets	$874,926,224	$510,184,286	$50,412,791	$257,279,919	$173,181,520	$439,408,786
Shares outstanding, $.001 par value (unlimited shares authorized)	64,853,936	49,820,507	3,919,816	16,196,919	7,796,192	18,546,071
Net Asset Value Per Share	$13.49	$10.24	$12.86	$15.88	$22.21	$23.69
Class P Shares:
Net Assets	$2,619,519,569	$848,829,898	$731,691,938	$803,909,774	$46,246,642	$958,863,623
Shares outstanding, $.001 par value (unlimited shares authorized)	175,943,943	79,660,593	56,112,342	44,208,390	1,764,553	36,847,399
Net Asset Value Per Share	$14.89	$10.66	$13.04	$18.18	$26.21	$26.02

Investments, at cost (excluding derivatives)	$5,192,540,181	$1,339,616,997	$738,227,138	$895,804,642	$162,858,273	$1,044,986,812
Repurchase agreements, at cost	1,943,871	28,551,964	11,926,037	61,692,588	9,002,919	74,007,329
Foreign currency held, at cost	10,856,311	40	485,870	2,668	-	-
Proceeds from securities sold short	9,798,477	-	-	-	-	-
Outstanding purchased options, at cost	635,506	-	-	-	-	-
Premiums received from outstanding options written	1,560,233	-	-	-	-	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2019 (Unaudited)

	Equity Index Portfolio	Focused Growth Portfolio	Growth Portfolio	Large-Cap Growth Portfolio	Large-Cap Value Portfolio	Main Street Core Portfolio
ASSETS
Investments, at value (excluding derivatives)	$3,143,014,565	$214,102,316	$1,911,759,134	$1,357,579,336	$1,170,118,441	$1,042,281,006
Repurchase agreements, at value	23,736,926	5,864,747	5,587,788	4,440,640	34,835,644	20,045,884
Cash (segregated for derivative investments)	1,184,400	-	-	-	-	-
Foreign currency held, at value	-	-	-	22	-	-
Receivables:
Dividends and interest	3,364,355	83,885	925,090	96,853	2,329,618	2,429,853
Fund shares sold	857,304	36	11,386	-	144,889	-
Securities sold	-	-	-	-	-	14,270,943
Variation margin on futures contracts	165,522	-	-	-	-	-
Prepaid expenses and other assets	20,611	1,514	11,068	10,193	10,652	7,955
Total Assets	3,172,343,683	220,052,498	1,918,294,466	1,362,127,044	1,207,439,244	1,079,035,641
LIABILITIES
Payables:
Fund shares redeemed	437,924	54,025	1,146,384	1,234,953	671,742	481,662
Securities purchased	1,557,605	390,569	-	-	-	5,767,859
Due to custodian	34,806	-	-	-	-	-
Accrued advisory fees	127,830	129,157	856,074	728,150	595,835	383,561
Accrued service fees	120,267	10,798	32,572	14,474	17,884	29,821
Accrued support service expenses	51,745	3,558	31,106	22,644	20,523	17,907
Accrued custodian, and portfolio accounting and tax fees	104,323	17,274	65,176	57,722	58,845	46,742
Accrued shareholder report expenses	85,489	6,074	43,597	39,285	48,120	34,355
Accrued trustees’ fees and expenses and deferred compensation	71,975	4,050	41,228	32,970	53,226	60,038
Accrued dividends and interest	-	-	-	-	-	3,203
Accrued other	56,336	3,318	30,308	30,040	30,790	222,008
Total Liabilities	2,648,300	618,823	2,246,445	2,160,238	1,496,965	7,047,156
NET ASSETS	$3,169,695,383	$219,433,675	$1,916,048,021	$1,359,966,806	$1,205,942,279	$1,071,988,485
NET ASSETS CONSIST OF:
Paid-in capital	$912,976,372	$273,494,180	$1,200,596,183	$214,124,002	($422,000,872)	$521,653,811
Undistributed/accumulated earnings (deficit)	2,256,719,011	(54,060,505)	715,451,838	1,145,842,804	1,627,943,151	550,334,674
NET ASSETS	$3,169,695,383	$219,433,675	$1,916,048,021	$1,359,966,806	$1,205,942,279	$1,071,988,485
Class I Shares:
Net Assets	$2,446,154,112	$219,403,940	$660,858,362	$293,575,723	$363,758,717	$607,456,470
Shares outstanding, $.001 par value (unlimited shares authorized)	34,493,381	6,330,355	18,146,436	21,189,982	15,327,291	14,031,228
Net Asset Value Per Share	$70.92	$34.66	$36.42	$13.85	$23.73	$43.29
Class P Shares:
Net Assets	$723,541,271	$29,735	$1,255,189,659	$1,066,391,083	$842,183,562	$464,532,015
Shares outstanding, $.001 par value (unlimited shares authorized)	9,869,176	843	31,907,341	65,320,331	32,308,735	9,631,733
Net Asset Value Per Share	$73.31	$35.27	$39.34	$16.33	$26.07	$48.23

Investments, at cost	$2,159,002,140	$149,614,880	$1,351,760,645	$1,057,402,652	$841,661,121	$886,218,770
Repurchase agreements, at cost	23,736,926	5,864,747	5,587,788	4,440,640	34,835,644	20,045,884
Foreign currency held, at cost	-	-	-	22	-	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2019 (Unaudited)

	Mid-Cap Equity Portfolio	Mid-Cap Growth Portfolio	Mid-Cap Value Portfolio	Small-Cap Equity Portfolio	Small-Cap Growth Portfolio	Small-Cap Index Portfolio
ASSETS
Investments, at value (excluding derivatives)	$1,063,896,800	$942,757,298	$1,011,378,388	$241,278,521	$63,132,201	$656,529,558
Repurchase agreements, at value	8,646,355	7,635,547	20,381,688	2,477,508	1,404,681	19,227,725
Cash	15,768	-	-	-	-	14,421
Cash (segregated for derivative investments)	-	-	-	86,800	-	942,600
Foreign currency held, at value	-	-	-	12,340	-	-
Receivables:
Dividends and interest	1,561,625	403,745	1,993,896	385,611	21,287	711,749
Fund shares sold	691,181	-	-	42,104	-	1,056,706
Securities sold	9,029,033	1,060,272	6,077,417	22,244,063	1,400,605	57,432,598
Variation margin on futures contracts	-	-	-	22,861	-	234,327
Prepaid expenses and other assets	6,800	6,338	8,788	692	901	5,869
Total Assets	1,083,847,562	951,863,200	1,039,840,177	266,550,500	65,959,675	736,155,553
LIABILITIES
Payables:
Fund shares redeemed	1,269	1,068,817	1,338,067	94,107	-	368,202
Securities purchased	7,505,013	445,126	3,733,591	22,546,554	1,073,881	59,422,471
Due to custodian	-	-	-	125,278	-	-
Accrued advisory fees	563,250	513,922	582,698	126,785	43,401	161,719
Accrued service fees	18,362	17,258	5,380	3,768	-	25,182
Accrued support service expenses	17,806	15,490	17,304	4,158	1,169	11,608
Accrued custodian, and portfolio accounting and tax fees	40,248	35,546	51,496	46,734	14,270	55,664
Accrued shareholder report expenses	27,532	23,736	40,320	9,654	4,165	25,271
Accrued trustees’ fees and expenses and deferred compensation	28,564	18,247	24,379	12,146	1,554	24,865
Accrued other	21,238	17,793	25,363	12,870	3,878	37,133
Total Liabilities	8,223,282	2,155,935	5,818,598	22,982,054	1,142,318	60,132,115
NET ASSETS	$1,075,624,280	$949,707,265	$1,034,021,579	$243,568,446	$64,817,357	$676,023,438
NET ASSETS CONSIST OF:
Paid-in capital	$2,196,566,167	$280,204,997	($80,733,347)	($175,306,747)	$5,761,658	$301,139,394
Undistributed/accumulated earnings (deficit)	(1,120,941,887)	669,502,268	1,114,754,926	418,875,193	59,055,699	374,884,044
NET ASSETS	$1,075,624,280	$949,707,265	$1,034,021,579	$243,568,446	$64,817,357	$676,023,438
Class I Shares:
Net Assets	$375,417,843	$353,154,032	$109,868,004	$77,589,936	$-	$520,375,355
Shares outstanding, $.001 par value (unlimited shares authorized)	16,985,188	21,010,483	5,833,164	3,775,036	-	21,511,636
Net Asset Value Per Share	$22.10	$16.81	$18.84	$20.55	$-	$24.19
Class P Shares:
Net Assets	$700,206,437	$596,553,233	$924,153,575	$165,978,510	$64,817,357	$155,648,083
Shares outstanding, $.001 par value (unlimited shares authorized)	25,690,371	32,350,753	33,151,683	6,187,757	4,720,604	6,344,092
Net Asset Value Per Share	$27.26	$18.44	$27.88	$26.82	$13.73	$24.53

Investments, at cost (excluding derivatives)	$1,016,858,238	$757,258,632	$928,420,288	$242,552,024	$56,078,669	$581,897,195
Repurchase agreements, at cost	8,646,355	7,635,547	20,381,688	2,477,508	1,404,681	19,227,725
Foreign currency held, at cost	-	-	-	12,334	-	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2019 (Unaudited)

	Small-Cap Value Portfolio	Value Advantage Portfolio	Emerging Markets Portfolio	International Large-Cap Portfolio	International Small-Cap Portfolio	International Value Portfolio
ASSETS
Investments, at value	$364,213,225	$924,170,964	$1,374,326,354	$1,650,733,722	$262,927,281	$1,529,632,630
Repurchase agreements, at value	7,661,971	15,364,624	62,862,089	3,509,502	510,939	42,486,791
Cash	-	29,674	-	120,755	-	-
Foreign currency held, at value	-	-	1,421,305	428,153	919,591	3,103,229
Receivables:
Dividends and interest	456,613	929,726	3,491,283	11,657,135	2,158,275	11,991,823
Fund shares sold	95	-	472,761	178,909	459,712	38,006
Securities sold	1,078,761	350,347	6,015,213	7,534,970	2,285,970	10,133,798
Prepaid expenses and other assets	879	6,824	25,838	15,165	4,602	13,247
Total Assets	373,411,544	940,852,159	1,448,614,843	1,674,178,311	269,266,370	1,597,399,524
LIABILITIES
Payables:
Fund shares redeemed	34,383	718,026	614,623	1,899,299	14,031	42,611
Securities purchased	1,230,829	325,224	5,166,335	-	1,329,872	17,558,683
Due to custodian	7,945	-	-	-	-	-
Accrued advisory fees	221,437	499,484	916,696	1,034,487	182,696	820,479
Accrued service fees	9,718	2,135	20,871	27,961	4,332	13,525
Accrued support service expenses	6,214	15,637	24,331	27,496	4,662	26,279
Accrued custodian, and portfolio accounting and tax fees	23,579	40,586	373,424	185,367	95,735	228,833
Accrued shareholder report expenses	14,313	30,529	56,499	60,177	21,695	52,211
Accrued trustees’ fees and expenses and deferred compensation	13,362	18,719	44,135	50,307	22,473	40,463
Accrued foreign capital gains tax	-	-	3,481,072	-	-	319,088
Accrued other	10,953	20,422	34,345	37,703	13,930	33,758
Other liabilities	-	-	-	2,723	398	3,386
Total Liabilities	1,572,733	1,670,762	10,732,331	3,325,520	1,689,824	19,139,316
NET ASSETS	$371,838,811	$939,181,397	$1,437,882,512	$1,670,852,791	$267,576,546	$1,578,260,208
NET ASSETS CONSIST OF:
Paid-in capital	$67,073,137	$343,794,629	$727,025,350	$814,277,260	($188,728,147)	$2,664,175,755
Undistributed/accumulated earnings (deficit)	304,765,674	595,386,768	710,857,162	856,575,531	456,304,693	(1,085,915,547)
NET ASSETS	$371,838,811	$939,181,397	$1,437,882,512	$1,670,852,791	$267,576,546	$1,578,260,208
Class I Shares:
Net Assets	$200,409,936	$43,751,281	$425,044,466	$570,359,763	$88,840,968	$276,433,213
Shares outstanding, $.001 par value (unlimited shares authorized)	9,740,693	2,436,371	22,421,587	56,786,564	8,966,421	23,241,640
Net Asset Value Per Share	$20.57	$17.96	$18.96	$10.04	$9.91	$11.89
Class P Shares:
Net Assets	$171,428,875	$895,430,116	$1,012,838,046	$1,100,493,028	$178,735,578	$1,301,826,995
Shares outstanding, $.001 par value (unlimited shares authorized)	6,838,120	49,253,246	51,551,300	101,827,840	13,073,996	97,601,999
Net Asset Value Per Share	$25.07	$18.18	$19.65	$10.81	$13.67	$13.34

Investments, at cost	$365,015,811	$762,532,129	$1,157,430,932	$1,454,705,082	$260,791,835	$1,678,258,764
Repurchase agreements, at cost	7,661,971	15,364,624	62,862,089	3,509,502	510,939	42,486,791
Foreign currency held, at cost	-	-	1,420,518	428,465	921,770	3,105,049

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2019 (Unaudited)

	Health Sciences Portfolio	Real Estate Portfolio	Technology Portfolio	Currency Strategies Portfolio	Diversified Alternatives Portfolio	Equity Long/Short Portfolio
ASSETS
Investments, at value (excluding derivatives)	$384,657,481	$677,263,702	$174,158,405	$536,343,366	$-	$121,920,010
Investments in affiliated mutual funds, at value	-	-	-	-	5,539,350	-
Repurchase agreements, at value	8,757,933	5,484,284	3,050,070	165,426,425	-	30,694,154
Cash	-	-	-	-	-	3,611,381
Cash (segregated for derivative investments)	-	-	-	4,730,000	-	37,044,000
Foreign currency held, at value	313	-	1,060	2,600,304	-	3,209,858
Receivables:
Dividends and interest	607,228	2,053,691	35,940	2,341,837	-	1,263
Fund shares sold	47,744	416,739	-	3,558	-	1,783
Securities sold	2,217,025	2,157,586	288,751	-	585	10,265
Variation margin on futures contracts	-	-	-	-	-	14,775
Due from adviser	-	-	-	-	3,836	-
Forward foreign currency contracts appreciation	264,580	-	-	40,681,164	-	630,878
Swap agreements appreciation	-	-	-	-	-	65,488
Prepaid expenses and other assets	3,029	3,335	1,246	1,581	11	8,058
Total Assets	396,555,333	687,379,337	177,535,472	752,128,235	5,543,782	197,211,913
LIABILITIES
Payables:
Fund shares redeemed	152,211	77,811	142,939	40,807	585	323
Securities purchased	96,600	2,684,291	400,239	320,491	-	10,297
Due to custodian	-	-	-	897,999	-	-
Due to broker	-	-	-	7,922,171	-	180,000
Swap agreements	-	-	-	-	-	2,230
Variation margin on futures contracts	-	-	-	-	-	3,867,843
Accrued advisory fees	285,949	422,349	128,121	351,480	887	177,306
Accrued service fees	19,454	13,428	8,701	249	272	971
Accrued support service expenses	7,039	11,398	2,815	10,057	86	-
Accrued custodian, and portfolio accounting and tax fees	21,052	21,481	16,673	167,195	13,577	172,672
Accrued shareholder report expenses	12,168	13,526	4,860	19,184	144	27,318
Accrued trustees’ fees and expenses and deferred compensation	9,127	19,120	3,394	19,524	61	14,128
Accrued other (1)	7,435	12,248	474	15,657	3,776	10,695
Forward foreign currency contracts depreciation	237,247	-	-	39,275,310	-	249,246
Swap agreements depreciation	-	-	-	-	-	22,772,367
Other liabilities	-	-	-	-	-	892
Total Liabilities	848,282	3,275,652	708,216	49,040,124	19,388	27,486,288
NET ASSETS	$395,707,051	$684,103,685	$176,827,256	$703,088,111	$5,524,394	$169,725,625
NET ASSETS CONSIST OF:
Paid-in capital	$58,362,878	$627,640,201	$128,467,802	$505,450,491	$5,174,068	($115,614,365)
Undistributed/accumulated earnings (deficit)	337,344,173	56,463,484	48,359,454	197,637,620	350,326	285,339,990
NET ASSETS	$395,707,051	$684,103,685	$176,827,256	$703,088,111	$5,524,394	$169,725,625
Class I Shares:
Net Assets	$395,670,728	$271,480,751	$176,806,001	$4,984,724	$5,524,394	$19,547,244
Shares outstanding, $.001 par value (unlimited shares authorized)	9,234,487	9,996,308	19,360,237	425,841	490,579	1,586,520
Net Asset Value Per Share	$42.85	$27.16	$9.13	$11.71	$11.26	$12.32
Class P Shares:
Net Assets	$36,323	$412,622,934	$21,255	$698,103,387	$-	$150,178,381
Shares outstanding, $.001 par value (unlimited shares authorized)	773	14,550,027	1,837	58,840,779	-	12,088,284
Net Asset Value Per Share	$46.99	$28.36	$11.57	$11.86	$-	$12.42

Investments, at cost	$292,241,458	$610,644,984	$118,565,953	$536,663,448	$-	$121,834,881
Investments in affiliated mutual funds, at cost	-	-	-	-	5,313,289	-
Repurchase agreements, at cost	8,757,933	5,484,284	3,050,070	165,426,425	-	30,694,154
Foreign currency held, at cost	314	-	1,035	2,598,676	-	3,192,602

(1)	Includes accrued transfer agency fees of $3,757 in the Diversified Alternatives Portfolio.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2019 (Unaudited)

	Pacific Dynamix– Conservative Growth Portfolio	Pacific Dynamix– Moderate Growth Portfolio	Pacific Dynamix– Growth Portfolio	Portfolio Optimization Conservative Portfolio	Portfolio Optimization Moderate- Conservative Portfolio	Portfolio Optimization Moderate Portfolio
ASSETS
Investments in affiliated mutual funds, at value	$545,410,366	$2,441,277,255	$793,661,523	$1,527,696,204	$2,495,442,917	$10,207,479,447
Receivables:
Fund shares sold	13,424	294,047	172,952	-	-	-
Securities sold	126,295	-	607,105	978,530	578,533	5,050,054
Due from adviser	52,905	161,939	43,902	-	-	-
Prepaid expenses and other assets	1,177	5,177	1,669	3,411	5,514	22,405
Total Assets	545,604,167	2,441,738,418	794,487,151	1,528,678,145	2,496,026,964	10,212,551,906
LIABILITIES
Payables:
Fund shares redeemed	139,719	170,837	780,057	978,530	578,533	5,050,054
Securities purchased	-	123,210	-	-	-	-
Accrued advisory fees	88,876	395,362	128,317	124,519	203,515	830,767
Accrued service fees	26,837	119,989	39,029	75,191	122,847	502,271
Accrued support service expenses	8,971	39,962	13,083	24,850	41,570	170,163
Accrued custodian, and portfolio accounting and tax fees	12,860	12,855	12,778	16,390	19,187	20,569
Accrued shareholder report expenses	16,300	72,175	23,423	48,625	80,163	327,030
Accrued trustees’ fees and expenses and deferred compensation	9,159	37,904	12,317	35,893	58,426	221,983
Accrued other	12,979	44,375	16,397	30,153	42,085	186,737
Total Liabilities	315,701	1,016,669	1,025,401	1,334,151	1,146,326	7,309,574
NET ASSETS	$545,288,466	$2,440,721,749	$793,461,750	$1,527,343,994	$2,494,880,638	$10,205,242,332
NET ASSETS CONSIST OF:
Paid-in capital	$385,064,338	$1,675,375,620	$487,920,317	$759,465,082	$997,262,765	$3,627,818,070
Undistributed/accumulated earnings (deficit)	160,224,128	765,346,129	305,541,433	767,878,912	1,497,617,873	6,577,424,262
NET ASSETS	$545,288,466	$2,440,721,749	$793,461,750	$1,527,343,994	$2,494,880,638	$10,205,242,332
Class I Shares:
Net Assets	$545,288,466	$2,440,721,749	$793,461,750	$1,527,343,994	$2,494,880,638	$10,205,242,332
Shares outstanding, $.001 par value (unlimited shares authorized)	32,974,810	117,962,944	34,285,172	113,634,064	171,169,269	653,640,888
Net Asset Value Per Share	$16.54	$20.69	$23.14	$13.44	$14.58	$15.61

Investments in affiliated mutual funds, at cost	$451,792,047	$1,879,000,202	$607,435,611	$1,374,890,652	$2,151,883,629	$8,627,399,211

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2019 (Unaudited)

	Portfolio Optimization Growth Portfolio	Portfolio Optimization Aggressive- Growth Portfolio	PSF DFA Balanced Allocation Portfolio
ASSETS
Investments, at value	$-	$-	$204,033,614
Investments in affiliated mutual funds, at value	8,760,405,375	1,990,201,107	-
Receivables:
Dividends and interest	-	-	1,061,251
Fund shares sold	-	-	167,115
Securities sold	2,933,278	1,085,555	-
Prepaid expenses and other assets	18,997	4,300	385
Total Assets	8,763,357,650	1,991,290,962	205,262,365
LIABILITIES
Payables:
Fund shares redeemed	2,933,278	1,085,555	55
Securities purchased	-	-	1,228,311
Accrued advisory fees	711,022	161,067	32,740
Accrued distribution fees	-	-	2,495
Accrued service fees	430,703	97,760	9,981
Accrued support service expenses	146,165	33,166	3,099
Accrued custodian, and portfolio accounting and tax fees	20,147	18,763	13,548
Accrued shareholder report expenses	279,245	63,192	4,595
Accrued trustees’ fees and expenses and deferred compensation	187,384	41,309	1,728
Accrued other	155,521	37,921	1,852
Total Liabilities	4,863,465	1,538,733	1,298,404
NET ASSETS	$8,758,494,185	$1,989,752,229	$203,963,961
NET ASSETS CONSIST OF:
Paid-in capital	$2,299,024,796	$497,380,141	$184,004,835
Undistributed/accumulated earnings (deficit)	6,459,469,389	1,492,372,088	19,959,126
NET ASSETS	$8,758,494,185	$1,989,752,229	$203,963,961
Class D Shares:
Net Assets			$203,963,961
Shares outstanding, $.001 par value (unlimited shares authorized)			16,167,956
Net Asset Value Per Share			$12.62
Class I Shares:
Net Assets	$8,758,494,185	$1,989,752,229
Shares outstanding, $.001 par value (unlimited shares authorized)	525,590,146	116,005,084
Net Asset Value Per Share	$16.66	$17.15

Investments, at cost	$-	$-	$194,421,879
Investments in affiliated mutual funds, at cost	7,292,781,873	1,639,145,617	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2019 (Unaudited)

	Core Income Portfolio	Diversified Bond Portfolio	Floating Rate Income Portfolio	High Yield Bond Portfolio	Inflation Managed Portfolio	Inflation Strategy Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$-	$211,779	$46,039	$240,112	$-	$-
Interest, net of foreign taxes withheld	9,041,456	76,811,232	19,035,451	34,225,206	10,685,513	5,171,011
Other	78,780	210,735	114,498	-	-	-
Total Investment Income	9,120,236	77,233,746	19,195,988	34,465,318	10,685,513	5,171,011

EXPENSES
Advisory fees	1,183,097	7,792,080	1,869,053	2,254,658	1,074,744	524,620
Service fees - Class I	24,448	388,622	193,329	291,757	295,287	21,622
Support services expenses	14,848	123,603	19,187	36,524	17,723	9,094
Custodian fees and expenses	4,486	153,070	16,090	8,186	47,455	11,388
Portfolio accounting and tax fees	54,399	250,193	220,431	86,605	64,364	43,023
Shareholder report expenses	5,758	53,668	11,714	16,782	10,055	5,520
Legal and audit fees	7,020	65,362	14,122	20,642	12,274	6,889
Trustees’ fees and expenses	4,705	42,705	8,000	12,793	6,540	3,263
Interest expense	1,487	160,063	840	14,428	4,195,726	2,477,891
Other (1)	6,907	49,245	31,302	17,914	11,649	7,038
Total Expenses	1,307,155	9,078,611	2,384,068	2,760,289	5,735,817	3,110,348
Advisory Fee Waiver (2)	-	-	(106,235)	-	-	-
Net Expenses	1,307,155	9,078,611	2,277,833	2,760,289	5,735,817	3,110,348
NET INVESTMENT INCOME (LOSS)	7,813,081	68,155,135	16,918,155	31,705,029	4,949,696	2,060,663

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	(546,784)	9,542,349	(3,507,920)	(11,110,330)	(3,651,174)	(1,152,057)
Foreign currency transactions	-	(1,398,756)	-	-	(299,092)	-
Forward foreign currency contract transactions	-	9,053,560	-	-	3,488,951	-
Futures contract transactions	-	47,270,693	-	-	(5,751,289)	(97,411)
Purchased option transactions	-	(4,884,672)	-	-	1,426,971	(68,480)
Swap transactions	-	6,014,282	-	-	291,424	(168,405)
Written option transactions	-	6,489,652	-	-	(919,936)	-
Net Realized Gain (Loss)	(546,784)	72,087,108	(3,507,920)	(11,110,330)	(5,414,145)	(1,486,353)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	28,496,978	196,491,885	19,339,955	84,288,715	39,170,343	14,578,835
Foreign currencies	-	(186,865)	-	-	42,068	-
Forward foreign currency contracts	-	4,208,407	-	-	(2,224,553)	-
Futures contracts	-	17,808,143	-	-	2,010,729	117,225
Purchased Options	-	(705,912)	-	-	(2,830)	(88,521)
Short positions	-	-	-	-	334,431	-
Swaps	-	(22,339,753)	-	-	(4,352,678)	788,319
Unfunded loan commitments	-	-	15,719	2,623	-	-
Written options	-	747,795	-	-	49,324	-
Change in Net Unrealized Appreciation (Depreciation)	28,496,978	196,023,700	19,355,674	84,291,338	35,026,834	15,395,858
NET GAIN (LOSS)	27,950,194	268,110,808	15,847,754	73,181,008	29,612,689	13,909,505
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,763,275	$336,265,943	$32,765,909	$104,886,037	$34,562,385	$15,970,168

Foreign taxes withheld on dividends and interest	$-	$-	$3,600	$911	$2,450	$-

(1)	Includes fund reorganization expenses of $29,486 in the Floating Rate Income Portfolio.
(2)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Floating Rate Income Portfolio (see Note 6 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2019 (Unaudited)

	Managed Bond Portfolio	Short Duration Bond Portfolio	Emerging Markets Debt Portfolio	Comstock Portfolio	Developing Growth Portfolio	Dividend Growth Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$-	$-	$-	$12,828,266	$104,345	$11,749,243
Interest, net of foreign taxes withheld	59,329,730	21,641,495	28,866,267	133,459	8,461	151,478
Total Investment Income	59,329,730	21,641,495	28,866,267	12,961,725	112,806	11,900,721

EXPENSES
Advisory fees	6,045,182	2,826,391	3,498,519	3,268,627	618,150	3,894,097
Service fees - Class I	845,468	489,546	47,183	253,696	157,976	408,551
Support services expenses	95,795	41,883	29,367	29,436	6,642	37,994
Custodian fees and expenses	127,833	16,976	58,352	12,412	4,309	7,860
Portfolio accounting and tax fees	162,815	78,999	94,457	44,562	20,176	53,417
Shareholder report expenses	39,208	23,626	15,518	12,354	3,367	15,055
Legal and audit fees	47,806	28,358	19,451	14,812	4,043	18,420
Trustees’ fees and expenses	32,551	15,765	10,150	10,024	2,371	12,847
Interest expense	4,597,800	10,622	61,109	668	296	576
Other	40,166	21,313	16,066	14,744	6,245	18,171
Total Expenses	12,034,624	3,553,479	3,850,172	3,661,335	823,575	4,466,988
Advisory Fee Waiver (1)	-	-	(89,261)	(68,740)	-	-
Net Expenses	12,034,624	3,553,479	3,760,911	3,592,595	823,575	4,466,988
NET INVESTMENT INCOME (LOSS)	47,295,106	18,088,016	25,105,356	9,369,130	(710,769)	7,433,733

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld	57,397,265	1,392,028	(16,818,011)	31,098,498	22,071,878	51,219,051
Foreign currency transactions	969,269	1,098	12,721	(12,995)	-	(6,506)
Forward foreign currency contract transactions	(51,405)	23,545	3,472,622	1,314,000	-	-
Futures contract transactions	(49,885,691)	1,697,753	-	-	-	-
Purchased option transactions	(228,032)	-	-	-	-	-
Swap transactions	13,429,407	-	(264,887)	-	-	-
Written option transactions	2,404,395	-	-	-	-	-
Net Realized Gain (Loss)	24,035,208	3,114,424	(13,597,555)	32,399,503	22,071,878	51,212,545

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax	108,250,613	21,574,234	84,852,081	62,133,411	45,164,704	138,482,317
Foreign currencies	(12,101)	(78)	(27,178)	23,771	-	16,160
Forward foreign currency contracts	(4,458,156)	3,142	(3,755,225)	(836,641)	-	-
Futures contracts	29,549,741	(385,398)	-	-	-	-
Purchased options	(532,725)	-	-	-	-	-
Short positions	(21,769)	-	-	-	-	-
Swaps	(13,610,917)	-	2,394,840	-	-	-
Written options	786,916	-	-	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	119,951,602	21,191,900	83,464,518	61,320,541	45,164,704	138,498,477
NET GAIN (LOSS)	143,986,810	24,306,324	69,866,963	93,720,044	67,236,582	189,711,022
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$191,281,916	$42,394,340	$94,972,319	$103,089,174	$66,525,813	$197,144,755

Foreign taxes withheld on dividends and interest	$39,556	$-	$274,147	$464,324	$-	$107,296
Foreign capital gains tax withheld	-	-	22,696	-	-	-
Change in deferred foreign capital gains tax	-	-	200,482	-	-	-

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Emerging Markets Debt and Comstock Portfolios (see Note 6 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2019 (Unaudited)

	Equity Index Portfolio	Focused Growth Portfolio	Growth Portfolio	Large-Cap Growth Portfolio	Large-Cap Value Portfolio	Main Street Core Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$29,512,943	$811,417	$5,552,701	$4,132,415	$15,501,886	$10,702,118
Interest, net of foreign taxes withheld	102,753	69,173	32,429	16,923	123,127	39,880
Total Investment Income	29,615,696	880,590	5,585,130	4,149,338	15,625,013	10,741,998

EXPENSES
Advisory fees	726,698	753,102	4,617,082	4,686,610	3,855,557	2,340,653
Service fees - Class I	2,316,374	206,526	613,799	272,985	349,286	584,227
Support services expenses	93,637	6,657	53,910	43,149	41,756	33,895
Custodian fees and expenses	21,646	2,291	10,604	11,473	9,998	9,554
Portfolio accounting and tax fees	130,693	20,349	76,660	71,046	75,720	59,857
Shareholder report expenses	42,922	3,137	22,660	20,546	22,825	16,674
Legal and audit fees	52,192	3,839	27,689	25,222	27,266	20,090
Trustees’ fees and expenses	32,678	2,352	18,513	15,371	15,123	11,993
Interest expense	161	1,141	1,232	6,744	32	477
Other	43,330	10,951	25,404	22,531	23,389	20,308
Total Expenses	3,460,331	1,010,345	5,467,553	5,175,677	4,420,952	3,097,728
Advisory Fee Waiver (1)	-	-	-	(298,986)	-	-
Net Expenses	3,460,331	1,010,345	5,467,553	4,876,691	4,420,952	3,097,728
NET INVESTMENT INCOME (LOSS)	26,155,365	(129,755)	117,577	(727,353)	11,204,061	7,644,270

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	16,792,058	7,793,799	73,417,479	76,124,174	133,184,454	26,497,949
Foreign currency transactions	-	(2,330)	(4,425)	(647)	28,494	12,067
Futures contract transactions	5,661,678	-	-	-	-	-
Net Realized Gain (Loss)	22,453,736	7,791,469	73,413,054	76,123,527	133,212,948	26,510,016

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	417,770,076	34,429,383	288,419,335	210,114,083	83,061,345	165,694,410
Foreign currencies	-	2,052	2,310	-	(13,492)	14,044
Futures contracts	729,605	-	-	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	418,499,681	34,431,435	288,421,645	210,114,083	83,047,853	165,708,454
NET GAIN (LOSS)	440,953,417	42,222,904	361,834,699	286,237,610	216,260,801	192,218,470
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$467,108,782	$42,093,149	$361,952,276	$285,510,257	$227,464,862	$199,862,740

Foreign taxes withheld on dividends and interest	$10,957	$7,436	$21,316	$277,941	$429,452	$83,306

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Large-Cap Growth Portfolio (see Note 6 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2019 (Unaudited)

	Mid-Cap Equity Portfolio	Mid-Cap Growth Portfolio	Mid-Cap Value Portfolio	Small-Cap Equity Portfolio	Small-Cap Growth Portfolio	Small-Cap Index Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$9,452,561	$2,925,695	$9,923,676	$2,795,910	$281,405	$5,175,792
Interest, net of foreign taxes withheld	40,578	18,195	55,295	118,933	4,635	70,906
Total Investment Income	9,493,139	2,943,890	9,978,971	2,914,843	286,040	5,246,698

EXPENSES
Advisory fees	3,199,320	3,077,342	3,726,121	933,338	371,831	1,071,702
Service fees - Class I	364,375	327,060	105,284	76,735	-	511,561
Support services expenses	31,829	28,497	34,993	8,151	2,963	23,506
Custodian fees and expenses	8,482	7,614	10,797	16,776	3,231	13,857
Portfolio accounting and tax fees	52,238	45,719	64,235	47,501	16,599	60,143
Shareholder report expenses	14,101	12,795	19,031	4,348	1,965	12,537
Legal and audit fees	17,115	15,762	22,594	5,174	2,330	15,100
Trustees’ fees and expenses	11,059	10,014	11,887	2,603	1,066	8,529
Interest expense	2,215	154	576	12	-	-
Licensing fee	-	-	-	7,846	-	34,628
Other	16,524	14,538	19,445	5,385	1,282	14,327
Total Expenses	3,717,258	3,539,495	4,014,963	1,107,869	401,267	1,765,890
Advisory Fee Waiver (1)	-	(109,905)	-	(124,445)	-	-
Net Expenses	3,717,258	3,429,590	4,014,963	983,424	401,267	1,765,890
NET INVESTMENT INCOME (LOSS)	5,775,881	(485,700)	5,964,008	1,931,419	(115,227)	3,480,808

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	34,323,727	42,041,780	34,107,307	7,150,498	6,410,801	44,018,242
Foreign currency transactions	39	(76,045)	87	1,441	-	36
Futures contract transactions	-	-	-	234,050	-	1,641,227
Purchased option transactions	-	(533,331)	-	-	-	-
Written option transactions	-	251,735	-	-	-	-
Net Realized Gain (Loss)	34,323,766	41,684,139	34,107,394	7,385,989	6,410,801	45,659,505

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	90,916,589	162,696,541	161,172,181	20,707,722	9,267,280	65,827,934
Foreign currencies	57	64,899	178	909	-	176
Futures contracts	-	-	-	72,559	-	561,911
Change in Net Unrealized Appreciation (Depreciation)	90,916,646	162,761,440	161,172,359	20,781,190	9,267,280	66,390,021
NET GAIN (LOSS)	125,240,412	204,445,579	195,279,753	28,167,179	15,678,081	112,049,526
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$131,016,293	$203,959,879	$201,243,761	$30,098,598	$15,562,854	$115,530,334

Foreign taxes withheld on dividends and interest	$11,655	$-	$45,043	$7,335	$-	$2,657

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Mid-Cap Growth and Small-Cap Equity Portfolios (see Note 6 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2019 (Unaudited)

	Small-Cap Value Portfolio	Value Advantage Portfolio	Emerging Markets Portfolio	International Large-Cap Portfolio	International Small-Cap Portfolio	International Value Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$2,846,289	$11,376,193	$15,045,705	$37,510,549	$6,431,492	$37,307,677
Interest, net of foreign taxes withheld	24,488	41,564	119,197	32,651	17,228	95,901
Total Investment Income	2,870,777	11,417,757	15,164,902	37,543,200	6,448,720	37,403,578

EXPENSES
Advisory fees	1,425,407	2,978,796	6,200,343	6,782,648	1,758,142	5,251,292
Service fees - Class I	196,473	38,860	411,045	536,675	87,070	269,694
Support services expenses	12,433	29,393	50,606	57,764	13,873	53,033
Custodian fees and expenses	4,275	7,567	196,852	62,057	34,140	69,140
Portfolio accounting and tax fees	30,412	51,599	213,903	138,277	28,474	142,419
Shareholder report expenses	6,627	14,589	27,814	30,608	10,068	26,547
Legal and audit fees	7,953	17,415	33,478	37,386	10,323	32,412
Trustees’ fees and expenses	3,976	9,785	18,594	21,030	5,450	18,956
Interest expense	-	-	55,785	1,926	5,687	5,646
Other	6,663	15,768	28,314	31,146	11,908	27,982
Total Expenses	1,694,219	3,163,772	7,236,734	7,699,517	1,965,135	5,897,121
NET INVESTMENT INCOME (LOSS)	1,176,558	8,253,985	7,928,168	29,843,683	4,483,585	31,506,457

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld	11,581,393	6,201,224	163,129,290	78,863,660	21,384,337	24,358,650
Foreign currency transactions	-	-	167,834	(138,931)	136,741	(78,404)
Futures contract transactions	-	-	1,756,691	90,283	1,045,363	69,421
Net Realized Gain (Loss)	11,581,393	6,201,224	165,053,815	78,815,012	22,566,441	24,349,667

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax	40,917,304	123,573,763	77,073,999	213,439,257	34,652,447	87,427,721
Foreign currencies	-	-	(50,432)	42,350	(18,160)	476
Change in Net Unrealized Appreciation (Depreciation)	40,917,304	123,573,763	77,023,567	213,481,607	34,634,287	87,428,197
NET GAIN (LOSS)	52,498,697	129,774,987	242,077,382	292,296,619	57,200,728	111,777,864
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$53,675,255	$138,028,972	$250,005,550	$322,140,302	$61,684,313	$143,284,321

Foreign taxes withheld on dividends and interest	$14,074	$13,549	$1,732,428	$4,531,678	$760,025	$5,089,578
Foreign capital gains tax withheld	-	-	74,219	-	-	-
Change in deferred foreign capital gains tax	-	-	1,567,089	-	-	319,088

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2019 (Unaudited)

	Health Sciences Portfolio	Real Estate Portfolio	Technology Portfolio	Currency Strategies Portfolio	Diversified Alternatives Portfolio	Equity Long/Short Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$2,417,227	$8,323,035	$399,426	$-	$-	$789,649
Interest, net of foreign taxes withheld	16,143	8,850	10,579	3,528,030	-	2,544,699
Total Investment Income	2,433,370	8,331,885	410,005	3,528,030	-	3,334,348

EXPENSES
Advisory fees	1,733,822	2,375,374	750,774	1,972,978	5,082	2,552,948
Service fees - Class I	385,259	258,697	166,819	5,167	5,082	20,205
Support services expenses	12,880	18,191	5,349	19,010	161	8,465
Custodian fees and expenses	5,062	4,069	2,188	47,544	697	79,470
Portfolio accounting and tax fees	29,235	28,801	19,176	91,473	20,304	143,304
Shareholder report expenses	6,115	6,872	2,523	9,405	75	9,287
Legal and audit fees	7,471	8,380	3,090	11,563	93	10,180
Trustees’ fees and expenses	4,547	6,070	1,892	5,518	48	6,552
Interest expense	27	1,642	-	45,725	-	35,170
Other (1)	14,911	10,454	12,315	7,183	5,348	11,745
Total Expenses	2,199,329	2,718,550	964,126	2,215,566	36,890	2,877,326
Advisory Fee Waiver (2)	-	(256,358)	-	-	-	(332,993)
Adviser Reimbursement (3)	-	-	-	-	(23,464)	-
Net Expenses	2,199,329	2,462,192	964,126	2,215,566	13,426	2,544,333
NET INVESTMENT INCOME (LOSS)	234,041	5,869,693	(554,121)	1,312,464	(13,426)	790,015

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	9,811,256	9,541,466	5,915,827	(9,689,895)	-	903,362
Investment securities from affiliated mutual fund investments	-	-	-	-	(100,644)	-
Foreign currency transactions	(39,050)	-	(86)	7,090,102	-	(29,744)
Forward foreign currency contract transactions	69,607	-	-	29,593,314	-	(137,235)
Futures contract transactions	-	-	-	-	-	27,275,123
Purchased option transactions	-	-	(14,810)	-	-	-
Swap transactions	-	-	-	-	-	2,264,679
Written option transactions	-	-	21,768	-	-	-
Net Realized Gain (Loss)	9,841,813	9,541,466	5,922,699	26,993,521	(100,644)	30,276,185

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	30,916,578	75,578,860	32,479,783	11,098,020	-	136,681
Investment securities from affiliated mutual fund investments	-	-	-	-	418,035	-
Foreign currencies	(316)	-	209	80,690	-	(32,491)
Forward foreign currency contracts	(18,411)	-	-	(29,987,961)	-	(464,253)
Futures contracts	-	-	-	-	-	23,559,659
Swaps	-	-	-	-	-	(45,392,529)
Change in Net Unrealized Appreciation (Depreciation)	30,897,851	75,578,860	32,479,992	(18,809,251)	418,035	(22,192,933)
NET GAIN (LOSS)	40,739,664	85,120,326	38,402,691	8,184,270	317,391	8,083,252
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,973,705	$90,990,019	$37,848,570	$9,496,734	$303,965	$8,873,267

Foreign taxes withheld on dividends and interest	$97,301	$-	$7,329	$-	$-	$-

(1)	Other expense for the Diversified Alternatives Portfolio includes $5,298 of transfer agent fees.
(2)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Real Estate Portfolio (see Note 6 in Notes to Financial Statements).
(3)	Pacific Life Fund Advisors LLC reimbursed expenses for the Diversified Alternatives Portfolio (see Note 7B in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2019 (Unaudited)

	Pacific Dynamix– Conservative Growth Portfolio	Pacific Dynamix– Moderate Growth Portfolio	Pacific Dynamix– Growth Portfolio	Portfolio Optimization Conservative Portfolio	Portfolio Optimization Moderate- Conservative Portfolio	Portfolio Optimization Moderate Portfolio
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Total Investment Income	-	-	-	-	-	-

EXPENSES
Advisory fees	533,242	2,361,150	765,658	756,704	1,233,916	5,037,206
Service fees - Class I	533,242	2,361,150	765,660	1,513,408	2,467,832	10,074,411
Support services expenses	17,214	76,369	24,805	48,850	80,278	328,021
Custodian fees and expenses	697	697	697	697	697	697
Portfolio accounting and tax fees	19,680	19,629	19,659	24,329	26,276	26,937
Shareholder report expenses	8,165	36,166	11,739	23,758	38,927	159,042
Legal and audit fees	10,108	44,740	14,503	29,194	47,791	195,105
Trustees’ fees and expenses	5,124	22,701	7,371	14,503	23,775	97,082
Interest expense	5	140	-	20	62	399
Other	8,029	17,035	9,094	13,082	18,646	55,657
Total Expenses	1,135,506	4,939,777	1,619,186	2,424,545	3,938,200	15,974,557
Adviser Reimbursement (1)	(158,243)	(636,561)	(228,221)	-	-	-
Net Expenses	977,263	4,303,216	1,390,965	2,424,545	3,938,200	15,974,557
NET INVESTMENT INCOME (LOSS)	(977,263)	(4,303,216)	(1,390,965)	(2,424,545)	(3,938,200)	(15,974,557)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment securities from affiliated mutual fund investments	15,148,372	64,745,132	26,438,519	59,346,409	111,964,396	589,599,113
Net Realized Gain (Loss)	15,148,372	64,745,132	26,438,519	59,346,409	111,964,396	589,599,113

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities from affiliated mutual fund investments	36,420,036	203,371,622	75,545,672	69,012,820	138,115,889	610,452,393
Change in Net Unrealized Appreciation (Depreciation)	36,420,036	203,371,622	75,545,672	69,012,820	138,115,889	610,452,393
NET GAIN (LOSS)	51,568,408	268,116,754	101,984,191	128,359,229	250,080,285	1,200,051,506
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,591,145	$263,813,538	$100,593,226	$125,934,684	$246,142,085	$1,184,076,949

(1)

Pacific Life Fund Advisors LLC reimbursed expenses for the Pacific Dynamic – Conservative Growth, Pacific Dynamix – Moderate Growth, and Pacific Dynamix – Growth Portfolios (See Note 7B in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2019 (Unaudited)

	Portfolio Optimization Growth Portfolio	Portfolio Optimization Aggressive- Growth Portfolio	PSF DFA Balanced Allocation Portfolio
INVESTMENT INCOME
Dividends	$-	$-	$2,083,888
Total Investment Income	-	-	2,083,888

EXPENSES
Advisory fees	4,301,647	974,859	183,969
Distribution and/or service fees - Class D	-	-	229,961
Service fees - Class I	8,603,295	1,949,718	-
Support services expenses	280,308	63,568	5,773
Custodian fees and expenses	697	697	697
Portfolio accounting and tax fees	26,934	26,774	20,310
Shareholder report expenses	135,928	30,791	2,549
Legal and audit fees	166,530	37,705	3,231
Trustees’ fees and expenses	82,905	18,797	1,748
Interest expense	325	25	6
Other	48,820	15,351	12,614
Total Expenses	13,647,389	3,118,285	460,858
NET INVESTMENT INCOME (LOSS)	(13,647,389)	(3,118,285)	1,623,030

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	-	-	1,194,007
Investment securities from affiliated mutual fund	528,106,117	135,942,677	-
Net Realized Gain (Loss)	528,106,117	135,942,677	1,194,007

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	-	-	18,530,739
Investment securities from affiliated mutual fund	635,805,859	148,697,499	-
Change in Net Unrealized Appreciation (Depreciation)	635,805,859	148,697,499	18,530,739
NET GAIN (LOSS)	1,163,911,976	284,640,176	19,724,746
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,150,264,587	$281,521,891	$21,347,776

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2019 (1)	Year Ended December 31, 2018	Period Ended June 30, 2019 (1)	Year Ended December 31, 2018	Period Ended June 30, 2019 (1)	Year Ended December 31, 2018
	Core Income Portfolio		Diversified Bond Portfolio		Floating Rate Income Portfolio
OPERATIONS
Net investment income (loss)	$7,813,081	$11,574,448	$68,155,135	$122,154,171	$16,918,155	$25,665,531
Net realized gain (loss)	(546,784)	(3,957,047)	72,087,108	(59,073,484)	(3,507,920)	(744,815)
Change in net unrealized appreciation (depreciation)	28,496,978	(14,477,313)	196,023,700	(115,664,404)	19,355,674	(21,880,985)
Net Increase (Decrease) in Net Assets Resulting from Operations	35,763,275	(6,859,912)	336,265,943	(52,583,717)	32,765,909	3,039,731
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	7,576,757	5,931,279	32,690,642	68,456,790	17,073,279	42,910,557
Class P	243,720,577	25,048,867	1,208,070,644	32,521,174	40,621,278	1,382,030
Shares issued in connection with acquisition (2)
Class I					177,212,471	-
Class P					-	-
Cost of shares repurchased
Class I	(2,646,821)	(2,680,230)	(28,903,483)	(61,100,822)	(33,099,812)	(14,754,793)
Class P	(33,503,254)	(101,018,786)	(318,052,271)	(707,023,307)	(30,064,989)	(198,210,408)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	215,147,259	(72,718,870)	893,805,532	(667,146,165)	171,742,227	(168,672,614)
NET INCREASE (DECREASE) IN NET ASSETS	250,910,534	(79,578,782)	1,230,071,475	(719,729,882)	204,508,136	(165,632,883)
NET ASSETS
Beginning of Year or Period	315,540,796	395,119,578	3,132,487,157	3,852,217,039	457,068,816	622,701,699
End of Year or Period	$566,451,330	$315,540,796	$4,362,558,632	$3,132,487,157	$661,576,952	$457,068,816

	High Yield Bond Portfolio		Inflation Managed Portfolio		Inflation Strategy Portfolio
OPERATIONS
Net investment income (loss)	$31,705,029	$59,392,240	$4,949,696	$21,728,689	$2,060,663	$11,302,751
Net realized gain (loss)	(11,110,330)	5,622,412	(5,414,145)	(2,875,207)	(1,486,353)	(3,795,539)
Change in net unrealized appreciation (depreciation)	84,291,338	(94,118,819)	35,026,834	(33,287,246)	15,395,858	(9,986,105)
Net Increase (Decrease) in Net Assets Resulting from Operations	104,886,037	(29,104,167)	34,562,385	(14,433,764)	15,970,168	(2,478,893)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	36,940,759	43,632,060	7,321,070	17,585,948	765,215	3,473,296
Class P	152,204,485	397,744,838	595,611	54,070,131	643,316	253,133,577
Cost of shares repurchased
Class I	(26,558,645)	(89,269,674)	(22,994,436)	(53,669,256)	(2,049,564)	(3,382,496)
Class P	(125,622,788)	(129,337,490)	(217,119,364)	(54,267,759)	(201,973,402)	(53,309,806)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	36,963,811	222,769,734	(232,197,119)	(36,280,936)	(202,614,435)	199,914,571
NET INCREASE (DECREASE) IN NET ASSETS	141,849,848	193,665,567	(197,634,734)	(50,714,700)	(186,644,267)	197,435,678
NET ASSETS
Beginning of Year or Period	1,041,250,640	847,585,073	659,709,584	710,424,284	384,463,326	187,027,648
End of Year or Period	$1,183,100,488	$1,041,250,640	$462,074,850	$659,709,584	$197,819,059	$384,463,326

(1)	Unaudited.
(2)	See Note 12 in Notes to Financial Statements for shares issued in connection with acquisition.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2019 (1)	Year Ended December 31, 2018	Period Ended June 30, 2019 (1)	Year Ended December 31, 2018	Period Ended June 30, 2019 (1)	Year Ended December 31, 2018
	Managed Bond Portfolio		Short Duration Bond Portfolio		Emerging Markets Debt Portfolio
OPERATIONS
Net investment income (loss)	$47,295,106	$69,579,718	$18,088,016	$26,476,972	$25,105,356	$54,586,321
Net realized gain (loss)	24,035,208	(20,314,529)	3,114,424	(15,222,844)	(13,597,555)	(50,146,452)
Change in net unrealized appreciation (depreciation)	119,951,602	(67,706,246)	21,191,900	(888,018)	83,464,518	(71,770,338)
Net Increase (Decrease) in Net Assets Resulting from Operations	191,281,916	(18,441,057)	42,394,340	10,366,110	94,972,319	(67,330,469)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	25,163,990	55,724,634	36,837,537	60,115,386	4,598,599	15,196,439
Class P	1,178,837,810	15,364,441	673,061,934	5,674,250	992,317	860,224,964
Cost of shares repurchased
Class I	(42,517,810)	(89,990,178)	(24,862,887)	(63,299,475)	(4,014,677)	(14,834,670)
Class P	(155,638,657)	(465,104,497)	(371,120,558)	(1,172,193,426)	(389,123,797)	(91,135,973)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,005,845,333	(484,005,600)	313,916,026	(1,169,703,265)	(387,547,558)	769,450,760
NET INCREASE (DECREASE) IN NET ASSETS	1,197,127,249	(502,446,657)	356,310,366	(1,159,337,155)	(292,575,239)	702,120,291
NET ASSETS
Beginning of Year or Period	2,297,318,544	2,799,765,201	1,002,703,818	2,162,040,973	1,074,679,968	372,559,677
End of Year or Period	$3,494,445,793	$2,297,318,544	$1,359,014,184	$1,002,703,818	$782,104,729	$1,074,679,968

	Comstock Portfolio		Developing Growth Portfolio		Dividend Growth Portfolio
OPERATIONS
Net investment income (loss)	$9,369,130	$13,286,891	($710,769)	($1,038,277)	$7,433,733	$13,833,754
Net realized gain (loss)	32,399,503	110,633,533	22,071,878	60,539,786	51,212,545	70,604,543
Change in net unrealized appreciation (depreciation)	61,320,541	(221,542,780)	45,164,704	(42,368,605)	138,498,477	(82,171,140)
Net Increase (Decrease) in Net Assets Resulting from Operations	103,089,174	(97,622,356)	66,525,813	17,132,904	197,144,755	2,267,157
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	3,382,589	11,937,075	5,547,539	27,454,765	11,976,916	17,616,655
Class P	314,408,346	2,229,522	4,905,089	103,609	415,680,632	193,470,857
Cost of shares repurchased
Class I	(12,382,365)	(27,969,682)	(12,591,248)	(32,656,378)	(18,987,625)	(44,797,697)
Class P	(22,837,705)	(229,249,172)	(21,638,448)	(82,465,403)	(83,629,761)	(135,734,882)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	282,570,865	(243,052,257)	(23,777,068)	(87,563,407)	325,040,162	30,554,933
NET INCREASE (DECREASE) IN NET ASSETS	385,660,039	(340,674,613)	42,748,745	(70,430,503)	522,184,917	32,822,090
NET ASSETS
Beginning of Year or Period	675,529,654	1,016,204,267	176,679,417	247,109,920	876,087,492	843,265,402
End of Year or Period	$1,061,189,693	$675,529,654	$219,428,162	$176,679,417	$1,398,272,409	$876,087,492

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2019 (1)	Year Ended December 31, 2018	Period Ended June 30, 2019 (1)	Year Ended December 31, 2018	Period Ended June 30, 2019 (1)	Year Ended December 31, 2018
	Equity Index Portfolio		Focused Growth Portfolio		Growth Portfolio
OPERATIONS
Net investment income (loss)	$26,155,365	$47,878,662	($129,755)	($469,558)	$117,577	$906,175
Net realized gain (loss)	22,453,736	342,716,134	7,791,469	12,719,960	73,413,054	164,341,024
Change in net unrealized appreciation (depreciation)	418,499,681	(513,523,732)	34,431,435	(3,520,432)	288,421,645	(115,549,346)
Net Increase (Decrease) in Net Assets Resulting from Operations	467,108,782	(122,928,936)	42,093,149	8,729,970	361,952,276	49,697,853
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	81,974,016	171,863,118	11,174,003	25,279,117	16,940,344	29,693,670
Class P	294,523,924	1,660,730	-	-	411,078,606	347,605,915
Cost of shares repurchased
Class I	(95,264,521)	(217,248,183)	(13,972,841)	(29,854,064)	(36,278,563)	(71,695,759)
Class P	(47,056,534)	(472,144,416)	-	-	(144,006,713)	(243,345,446)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	234,176,885	(515,868,751)	(2,798,838)	(4,574,947)	247,733,674	62,258,380
NET INCREASE (DECREASE) IN NET ASSETS	701,285,667	(638,797,687)	39,294,311	4,155,023	609,685,950	111,956,233
NET ASSETS
Beginning of Year or Period	2,468,409,716	3,107,207,403	180,139,364	175,984,341	1,306,362,071	1,194,405,838
End of Year or Period	$3,169,695,383	$2,468,409,716	$219,433,675	$180,139,364	$1,916,048,021	$1,306,362,071

	Large-Cap Growth Portfolio		Large-Cap Value Portfolio		Main Street Core Portfolio
OPERATIONS
Net investment income (loss)	($727,353)	$1,071,086	$11,204,061	$24,954,287	$7,644,270	$15,668,694
Net realized gain (loss)	76,123,527	168,320,917	133,212,948	286,294,628	26,510,016	182,848,871
Change in net unrealized appreciation (depreciation)	210,114,083	(140,343,649)	83,047,853	(459,786,930)	165,708,454	(284,061,928)
Net Increase (Decrease) in Net Assets Resulting from Operations	285,510,257	29,048,354	227,464,862	(148,538,015)	199,862,740	(85,544,363)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	14,304,571	47,276,251	8,973,246	15,986,212	1,854,014	4,941,275
Class P	28,660,444	638,105,853	1,849,714	4,356,538	7,096,039	1,407,559
Shares issued in connection with acquisition (2)
Class I					-	60,059,847
Class P					-	-
Cost of shares repurchased
Class I	(18,934,009)	(41,092,269)	(26,138,618)	(51,001,408)	(38,923,371)	(79,169,400)
Class P	(184,392,556)	(298,703,151)	(321,366,060)	(588,176,252)	(57,758,002)	(309,663,913)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(160,361,550)	345,586,684	(336,681,718)	(618,834,910)	(87,731,320)	(322,424,632)
NET INCREASE (DECREASE) IN NET ASSETS	125,148,707	374,635,038	(109,216,856)	(767,372,925)	112,131,420	(407,968,995)
NET ASSETS
Beginning of Year or Period	1,234,818,099	860,183,061	1,315,159,135	2,082,532,060	959,857,065	1,367,826,060
End of Year or Period	$1,359,966,806	$1,234,818,099	$1,205,942,279	$1,315,159,135	$1,071,988,485	$959,857,065

(1)	Unaudited.
(2)	See Note 12 in Notes to Financial Statements for shares issued in connection with acquisition.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2019 (1)	Year Ended December 31, 2018	Period Ended June 30, 2019 (1)	Year Ended December 31, 2018	Period Ended June 30, 2019 (1)	Year Ended December 31, 2018
	Mid-Cap Equity Portfolio		Mid-Cap Growth Portfolio		Mid-Cap Value Portfolio
OPERATIONS
Net investment income (loss)	$5,775,881	$6,977,112	($485,700)	($454,845)	$5,964,008	$12,920,920
Net realized gain (loss)	34,323,766	117,264,797	41,684,139	78,351,208	34,107,394	171,450,478
Change in net unrealized appreciation (depreciation)	90,916,646	(201,466,732)	162,761,440	(74,481,034)	161,172,359	(373,399,332)
Net Increase (Decrease) in Net Assets Resulting from Operations	131,016,293	(77,224,823)	203,959,879	3,415,329	201,243,761	(189,027,934)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	21,139,928	27,353,874	18,151,859	26,058,534	5,269,012	9,736,425
Class P	181,523,406	139,775,175	75,982,369	454,512,083	4,007,436	5,666,715
Cost of shares repurchased
Class I	(17,399,058)	(42,750,583)	(20,971,921)	(38,007,652)	(7,901,678)	(15,949,497)
Class P	(41,289,452)	(105,875,062)	(77,591,930)	(124,375,843)	(236,305,290)	(550,981,666)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	143,974,824	18,503,404	(4,429,623)	318,187,122	(234,930,520)	(551,528,023)
NET INCREASE (DECREASE) IN NET ASSETS	274,991,117	(58,721,419)	199,530,256	321,602,451	(33,686,759)	(740,555,957)
NET ASSETS
Beginning of Year or Period	800,633,163	859,354,582	750,177,009	428,574,558	1,067,708,338	1,808,264,295
End of Year or Period	$1,075,624,280	$800,633,163	$949,707,265	$750,177,009	$1,034,021,579	$1,067,708,338

	Small-Cap Equity Portfolio		Small-Cap Growth Portfolio		Small-Cap Index Portfolio
OPERATIONS
Net investment income (loss)	$1,931,419	$4,149,520	($115,227)	($341,210)	$3,480,808	$8,027,900
Net realized gain (loss)	7,385,989	73,366,524	6,410,801	30,560,520	45,659,505	71,520,284
Change in net unrealized appreciation (depreciation)	20,781,190	(119,194,894)	9,267,280	(36,091,428)	66,390,021	(168,885,198)
Net Increase (Decrease) in Net Assets Resulting from Operations	30,098,598	(41,678,850)	15,562,854	(5,872,118)	115,530,334	(89,337,014)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	4,034,140	10,717,765			29,897,707	63,516,514
Class P	10,413,634	150,104	1,227,294	20,068,658	1,862,013	3,307,205
Cost of shares repurchased
Class I	(5,473,567)	(25,251,635)			(34,988,217)	(79,762,006)
Class P	(33,650,224)	(227,689,151)	(64,183,777)	(78,686,032)	(135,468,098)	(89,204,508)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(24,676,017)	(242,072,917)	(62,956,483)	(58,617,374)	(138,696,595)	(102,142,795)
NET INCREASE (DECREASE) IN NET ASSETS	5,422,581	(283,751,767)	(47,393,629)	(64,489,492)	(23,166,261)	(191,479,809)
NET ASSETS
Beginning of Year or Period	238,145,865	521,897,632	112,210,986	176,700,478	699,189,699	890,669,508
End of Year or Period	$243,568,446	$238,145,865	$64,817,357	$112,210,986	$676,023,438	$699,189,699

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2019 (1)	Year Ended December 31, 2018	Period Ended June 30, 2019 (1)	Year Ended December 31, 2018	Period Ended June 30, 2019 (1)	Year Ended December 31, 2018
	Small-Cap Value Portfolio		Value Advantage Portfolio		Emerging Markets Portfolio
OPERATIONS
Net investment income (loss)	$1,176,558	$1,820,449	$8,253,985	$19,556,091	$7,928,168	$14,474,182
Net realized gain (loss)	11,581,393	68,179,638	6,201,224	123,686,808	165,053,815	97,854,335
Change in net unrealized appreciation (depreciation)	40,917,304	(147,975,140)	123,573,763	(232,900,734)	77,023,567	(335,113,752)
Net Increase (Decrease) in Net Assets Resulting from Operations	53,675,255	(77,975,053)	138,028,972	(89,657,835)	250,005,550	(222,785,235)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	9,016,684	13,696,231	5,729,717	9,705,750	9,492,725	48,481,927
Class P	8,683,935	174,279	28,092,383	2,620,822	9,151,214	6,358,324
Cost of shares repurchased
Class I	(13,368,650)	(32,645,426)	(2,268,067)	(6,740,555)	(27,089,077)	(60,583,789)
Class P	(51,104,750)	(225,754,726)	(55,108,853)	(411,987,160)	(505,589,303)	(190,076,783)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(46,772,781)	(244,529,642)	(23,554,820)	(406,401,143)	(514,034,441)	(195,820,321)
NET INCREASE (DECREASE) IN NET ASSETS	6,902,474	(322,504,695)	114,474,152	(496,058,978)	(264,028,891)	(418,605,556)
NET ASSETS
Beginning of Year or Period	364,936,337	687,441,032	824,707,245	1,320,766,223	1,701,911,403	2,120,516,959
End of Year or Period	$371,838,811	$364,936,337	$939,181,397	$824,707,245	$1,437,882,512	$1,701,911,403

	International Large-Cap Portfolio		International Small-Cap Portfolio		International Value Portfolio
OPERATIONS
Net investment income (loss)	$29,843,683	$33,180,302	$4,483,585	$11,994,516	$31,506,457	$43,925,356
Net realized gain (loss)	78,815,012	77,007,104	22,566,441	87,079,999	24,349,667	71,804,127
Change in net unrealized appreciation (depreciation)	213,481,607	(337,440,285)	34,634,287	(268,846,033)	87,428,197	(384,578,551)
Net Increase (Decrease) in Net Assets Resulting from Operations	322,140,302	(227,252,879)	61,684,313	(169,771,518)	143,284,321	(268,849,068)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	13,584,213	52,837,325	5,350,818	23,385,311	6,326,901	22,612,852
Class P	1,991,739	622,747,451	1,479,996	8,439,839	3,598,581	622,598,045
Cost of shares repurchased
Class I	(28,296,177)	(65,350,744)	(5,603,680)	(11,144,235)	(8,765,343)	(24,849,170)
Class P	(546,074,022)	(162,942,259)	(383,528,482)	(259,058,316)	(207,898,370)	(132,285,497)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(558,794,247)	447,291,773	(382,301,348)	(238,377,401)	(206,738,231)	488,076,230
NET INCREASE (DECREASE) IN NET ASSETS	(236,653,945)	220,038,894	(320,617,035)	(408,148,919)	(63,453,910)	219,227,162
NET ASSETS
Beginning of Year or Period	1,907,506,736	1,687,467,842	588,193,581	996,342,500	1,641,714,118	1,422,486,956
End of Year or Period	$1,670,852,791	$1,907,506,736	$267,576,546	$588,193,581	$1,578,260,208	$1,641,714,118

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2019 (1)	Year Ended December 31, 2018	Period Ended June 30, 2019 (1)	Year Ended December 31, 2018	Period Ended June 30, 2019 (1)	Year Ended December 31, 2018
	Health Sciences Portfolio		Real Estate Portfolio		Technology Portfolio
OPERATIONS
Net investment income (loss)	$234,041	$412,982	$5,869,693	$17,165,490	($554,121)	($1,001,994)
Net realized gain (loss)	9,841,813	27,228,036	9,541,466	(15,532,813)	5,922,699	10,996,885
Change in net unrealized appreciation (depreciation)	30,897,851	2,238,211	75,578,860	(40,158,744)	32,479,992	(9,472,327)
Net Increase (Decrease) in Net Assets Resulting from Operations	40,973,705	29,879,229	90,990,019	(38,526,067)	37,848,570	522,564
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	9,748,306	28,101,587	10,032,600	16,799,034	8,362,832	39,077,454
Class P	-	-	261,752,293	7,780,496	-	-
Cost of shares repurchased
Class I	(29,691,771)	(65,628,198)	(19,908,473)	(49,541,353)	(14,880,269)	(28,506,817)
Class P	-	-	(39,414,439)	(91,009,335)	-	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(19,943,465)	(37,526,611)	212,461,981	(115,971,158)	(6,517,437)	10,570,637
NET INCREASE (DECREASE) IN NET ASSETS	21,030,240	(7,647,382)	303,452,000	(154,497,225)	31,331,133	11,093,201
NET ASSETS
Beginning of Year or Period	374,676,811	382,324,193	380,651,685	535,148,910	145,496,123	134,402,922
End of Year or Period	$395,707,051	$374,676,811	$684,103,685	$380,651,685	$176,827,256	$145,496,123

	Currency Strategies Portfolio		Diversified Alternatives Portfolio		Equity Long/Short Portfolio
OPERATIONS
Net investment income (loss)	$1,312,464	$3,381,762	($13,426)	($23,633)	$790,015	$3,893,751
Net realized gain (loss)	26,993,521	(6,990,143)	(100,644)	219,695	30,276,185	(162,827,854)
Change in net unrealized appreciation (depreciation)	(18,809,251)	62,103,062	418,035	(525,459)	(22,192,933)	(73,807,946)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,496,734	58,494,681	303,965	(329,397)	8,873,267	(232,742,049)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	844,989	1,872,433	528,536	2,104,597	1,144,319	8,676,310
Class P	278,407,924	15,650,643	-	-	4,072,002	382,159,851
Cost of shares repurchased
Class I	(1,250,916)	(1,301,234)	(165,748)	(1,486,241)	(2,118,850)	(14,434,941)
Class P	(443,836,624)	(176,302,330)	-	-	(1,009,989,079)	(37,632,309)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(165,834,627)	(160,080,488)	362,788	618,356	(1,006,891,608)	338,768,911
NET INCREASE (DECREASE) IN NET ASSETS	(156,337,893)	(101,585,807)	666,753	288,959	(998,018,341)	106,026,862
NET ASSETS
Beginning of Year or Period	859,426,004	961,011,811	4,857,641	4,568,682	1,167,743,966	1,061,717,104
End of Year or Period	$703,088,111	$859,426,004	$5,524,394	$4,857,641	$169,725,625	$1,167,743,966

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2019 (1)	Year Ended December 31, 2018	Period Ended June 30, 2019 (1)	Year Ended December 31, 2018	Period Ended June 30, 2019 (1)	Year Ended December 31, 2018
	Pacific Dynamix - Conservative Growth Portfolio		Pacific Dynamix - Moderate Growth Portfolio		Pacific Dynamix - Growth Portfolio
OPERATIONS
Net investment income (loss)	($977,263)	($2,083,707)	($4,303,216)	($8,965,934)	($1,390,965)	($2,870,106)
Net realized gain (loss)	15,148,372	21,731,373	64,745,132	83,003,884	26,438,519	36,107,815
Change in net unrealized appreciation (depreciation)	36,420,036	(40,325,820)	203,371,622	(206,222,531)	75,545,672	(90,047,243)
Net Increase (Decrease) in Net Assets Resulting from Operations	50,591,145	(20,678,154)	263,813,538	(132,184,581)	100,593,226	(56,809,534)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class I	13,244,686	36,441,155	20,427,085	99,906,016	19,810,848	70,524,726
Cost of shares repurchased - Class I	(35,051,344)	(53,620,259)	(94,491,383)	(130,468,967)	(44,047,709)	(69,415,700)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(21,806,658)	(17,179,104)	(74,064,298)	(30,562,951)	(24,236,861)	1,109,026
NET INCREASE (DECREASE) IN NET ASSETS	28,784,487	(37,857,258)	189,749,240	(162,747,532)	76,356,365	(55,700,508)
NET ASSETS
Beginning of Year or Period	516,503,979	554,361,237	2,250,972,509	2,413,720,041	717,105,385	772,805,893
End of Year or Period	$545,288,466	$516,503,979	$2,440,721,749	$2,250,972,509	$793,461,750	$717,105,385

	Portfolio Optimization Conservative Portfolio		Portfolio Optimization Moderate - Conservative Portfolio		Portfolio Optimization Moderate Portfolio
OPERATIONS
Net investment income (loss)	($2,424,545)	($5,357,948)	($3,938,200)	($8,804,246)	($15,974,557)	($35,638,951)
Net realized gain (loss)	59,346,409	80,401,362	111,964,396	208,409,170	589,599,113	1,060,000,057
Change in net unrealized appreciation (depreciation)	69,012,820	(130,375,897)	138,115,889	(330,998,155)	610,452,393	(1,721,949,747)
Net Increase (Decrease) in Net Assets Resulting from Operations	125,934,684	(55,332,483)	246,142,085	(131,393,231)	1,184,076,949	(697,588,641)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class I	42,757,786	82,570,187	6,981,628	10,404,526	10,363,218	16,925,924
Cost of shares repurchased - Class I	(154,716,900)	(333,092,758)	(194,946,823)	(454,506,143)	(794,107,422)	(1,668,008,718)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(111,959,114)	(250,522,571)	(187,965,195)	(444,101,617)	(783,744,204)	(1,651,082,794)
NET INCREASE (DECREASE) IN NET ASSETS	13,975,570	(305,855,054)	58,176,890	(575,494,848)	400,332,745	(2,348,671,435)
NET ASSETS
Beginning of Year or Period	1,513,368,424	1,819,223,478	2,436,703,748	3,012,198,596	9,804,909,587	12,153,581,022
End of Year or Period	$1,527,343,994	$1,513,368,424	$2,494,880,638	$2,436,703,748	$10,205,242,332	$9,804,909,587

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2019 (1)	Year Ended December 31, 2018	Period Ended June 30, 2019 (1)	Year Ended December 31, 2018	Period Ended June 30, 2019 (1)	Year Ended December 31, 2018
	Portfolio Optimization Growth Portfolio		Portfolio Optimization Aggressive- Growth Portfolio		PSF DFA Balanced Allocation Portfolio
OPERATIONS
Net investment income (loss)	($13,647,389)	($30,418,284)	($3,118,285)	($6,934,173)	$1,623,030	$3,663,990
Net realized gain (loss)	528,106,117	1,072,462,624	135,942,677	232,253,891	1,194,007	1,235,404
Change in net unrealized appreciation (depreciation)	635,805,859	(1,777,869,411)	148,697,499	(416,743,360)	18,530,739	(15,552,653)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,150,264,587	(735,825,071)	281,521,891	(191,423,642)	21,347,776	(10,653,259)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class D					25,050,742	79,651,777
Class I	8,254,553	12,715,928	7,023,848	17,879,509
Cost of shares repurchased - Class I
Class D					(4,405,272)	(9,431,829)
Class I	(621,499,124)	(1,428,634,739)	(149,009,251)	(290,250,030)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(613,244,571)	(1,415,918,811)	(141,985,403)	(272,370,521)	20,645,470	70,219,948
NET INCREASE (DECREASE) IN NET ASSETS	537,020,016	(2,151,743,882)	139,536,488	(463,794,163)	41,993,246	59,566,689
NET ASSETS
Beginning of Year or Period	8,221,474,169	10,373,218,051	1,850,215,741	2,314,009,904	161,970,715	102,404,026
End of Year or Period	$8,758,494,185	$8,221,474,169	$1,989,752,229	$1,850,215,741	$203,963,961	$161,970,715

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CASH FLOWS (1)

FOR THE PERIOD ENDED JUNE 30, 2019 (Unaudited)

	Inflation Managed Portfolio	Inflation Strategy Portfolio
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets from operations	$34,562,385	$15,970,168
Adjustments to reconcile net increase in net assets from operations to net cash provided by operation activities:
Purchases of long-term securities	(1,109,561,858)	(102,830,159)
Proceeds from disposition of long-term securities	1,460,202,846	370,289,970
Proceeds from securities sold short	(4,227,090)	-
Proceeds (purchases) of short-term securities, net	47,201,268	92,880,064
Proceeds (purchases) from foreign currency transactions	3,231,927	-
(Increase) decrease in dividends and interest receivable	1,824,469	531,318
(Increase) decrease in receivable for securities sold	17,858,791	(1,805,102)
(Increase) decrease in swap agreements	(6,364)	108,496
(Increase) decrease in variation margin on future contracts	(357,600)	5,613
(Increase) decrease in variation margin on swap agreements	(270,438)	(26,090)
(Increase) decrease in swaps premiums	(33,450)	-
Increase (decrease) in prepaid expenses and other assets	(3,900)	(2,232)
Increase (decrease) in payable for securities purchased	(21,247,875)	2,161,088
Increase (decrease) in payable due to custodian	(5,608,981)	1,773,495
Increase (decrease) in payable due to brokers	(98,000)	(3,792,668)
Increase (decrease) in accrued advisory fees	(74,625)	(59,173)
Increase (decrease) in accrued service fees	(1,511)	(122)
Increase (decrease) in accrued support service expenses	(2,484)	(2,559)
Increase (decrease) in accrued custodian, and portfolio accounting and tax fees	(39,723)	(19,584)
Increase (decrease) in accrued shareholder report expenses	2,747	1,478
Increase (decrease) in accrued trustees’ fees and expenses and deferred compensation	168	(423)
Increase (decrease) in accrued dividends and/or interest payable (2)	-	(1,124,750)
Increase (decrease) in accrued other payable	(6,922)	(3,188)
Increase (decrease) in accrued other liabilities	3,583	-
Change in net unrealized (appreciation) depreciation on investments securities	(39,170,343)	(14,578,835)
Change in net unrealized (appreciation) depreciation on foreign currencies	(42,068)	-
Change in net unrealized (appreciation) depreciation on forward foreign currency transactions	2,224,553	-
Change in net unrealized (appreciation) depreciation on purchased options	2,830	88,521
Change in net unrealized (appreciation) depreciation on short position	(334,431)	-
Change in net unrealized (appreciation) depreciation on swaps (3)	(5,537)	(626,823)
Change in net unrealized (appreciation) depreciation on written options	(49,324)	-
Net realized (gain) loss on investment securities	3,651,174	1,152,057
Net realized (gain) loss on foreign currencies	299,092	-
Net realized (gain) loss on forward foreign currency transactions	(3,488,951)	-
Net realized (gain) loss on purchased options	(1,426,971)	68,480
Net realized (gain) loss on written options	919,936	-
Net amortization on investments	1,293,785	(1,611,758)
Net cash provided by (used in) operating activities	387,221,108	358,547,282

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	7,745,183	1,401,511
Payments on shares redeemed	(240,814,453)	(204,524,772)
Increase (decrease) in payable for reverse repurchase agreements	-	(156,902,368)
Proceeds from sale-buyback financing activities	2,158,023,132	-
Payment on sale-buyback financing transactions	(2,316,315,777)	-
Net cash provided by (used in) financing activities	(391,361,915)	(360,025,629)

NET (INCREASE) DECREASE IN CASH AND FOREIGN CURRENCY	(4,140,807)	(1,478,347)

CASH AND FOREIGN CURRENCY (4):
Beginning of Year	8,799,580	1,478,347
End of Year	$4,658,773	$-

(1)

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amounts shown in the Statement of Cash Flows are the amount included within the Statements of Assets and Liabilities and include cash and foreign currency, if any, on hand at the custodian bank and do not include any short-term investments. The Inflation Managed and Inflation Strategy Portfolios have not met the exemption criteria under the Financial Accounting Standards Board Accounting Standards Codification Topic 230, Statement of Cash Flows, and therefore includes a Statement of Cash Flows. All other portfolios have met the exemption criteria.

(2)	Interest paid by the Inflation Managed and Inflation Strategy Portfolios was $4,193,172 and $3,571,921, respectively.
(3)	Excludes centrally cleared swaps included in variation margin.
(4)	Includes cash (segregated for derivative investments) for the Inflation Managed and Inflation Strategy Portfolios of $2,874,000 and $85,000, respectively.

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratio to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4) (5)	Net Investment Income (Loss) (5)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Core Income
Class I
2019 (7)	$10.46	$0.17	$0.64	$0.81	$-	$-	$-	$11.27	0.74%	0.74%	3.14%	7.73%	$28,010	49%
2018	10.67	0.33	(0.54)	(0.21)	-	-	-	10.46	0.75%	0.75%	3.10%	(1.94%)	21,244	83%
2017	10.16	0.28	0.23	0.51	-	-	-	10.67	0.74%	0.74%	2.69%	5.01%	18,368	73%
2016	9.66	0.28	0.22	0.50	-	-	-	10.16	0.75%	0.75%	2.73%	5.24%	6,489	69%
04/27/2015 - 12/31/2015	10.00	0.19	(0.53)	(0.34)	-	-	-	9.66	0.73%	0.73%	2.87%	(3.43%)	2,318	42%
Class P
2019 (7)	10.54	0.18	0.65	0.83	-	-	-	11.37	0.54%	0.54%	3.33%	7.83%	538,441	49%
2018	10.73	0.35	(0.54)	(0.19)	-	-	-	10.54	0.55%	0.55%	3.28%	(1.75%)	294,297	83%
2017	10.20	0.30	0.23	0.53	-	-	-	10.73	0.55%	0.55%	2.89%	5.21%	376,752	73%
2016	9.67	0.30	0.23	0.53	-	-	-	10.20	0.55%	0.55%	2.93%	5.45%	353,033	69%
04/27/2015 - 12/31/2015	10.00	0.20	(0.53)	(0.33)	-	-	-	9.67	0.55%	0.55%	2.96%	(3.30%)	390,193	42%
Diversified Bond
Class I
2019 (7)	$9.76	$0.17	$0.69	$0.86	$-	$-	$-	$10.62	0.65%	0.65%	3.32%	8.78%	$415,703	150%
2018	9.90	0.33	(0.47)	(0.14)	-	-	-	9.76	0.65%	0.65%	3.37%	(1.36%)	378,733	260%
2017	9.26	0.30	0.34	0.64	-	-	-	9.90	0.64%	0.64%	3.14%	6.88%	376,640	237%
2016	8.82	0.31	0.13	0.44	-	-	-	9.26	0.64%	0.64%	3.33%	5.04%	266,568	182%
2015	8.72	0.27	(0.17)	0.10	-	-	-	8.82	0.64%	0.64%	3.00%	1.05%	244,154	224%
2014	8.10	0.27	0.35	0.62	-	-	-	8.72	0.63%	0.63%	3.17%	7.69%	211,788	259%
Class P
2019 (7)	13.17	0.24	0.93	1.17	-	-	-	14.34	0.45%	0.45%	3.52%	8.89%	3,946,855	150%
2018	13.32	0.46	(0.61)	(0.15)	-	-	-	13.17	0.45%	0.45%	3.56%	(1.16%)	2,753,754	260%
2017	12.44	0.43	0.45	0.88	-	-	-	13.32	0.44%	0.44%	3.34%	7.09%	3,475,577	237%
2016	11.82	0.44	0.18	0.62	-	-	-	12.44	0.44%	0.44%	3.53%	5.25%	3,556,290	182%
2015	11.67	0.38	(0.23)	0.15	-	-	-	11.82	0.44%	0.44%	3.19%	1.25%	3,371,987	224%
2014	10.82	0.39	0.46	0.85	-	-	-	11.67	0.43%	0.43%	3.39%	7.91%	3,645,493	259%
Floating Rate Income
Class I
2019 (7)	$11.65	$0.35	$0.28	$0.63	$-	$-	$-	$12.28	0.97%	0.92%	5.74%	5.45%	$263,588	56%
2018	11.65	0.58	(0.58)	-	-	-	-	11.65	0.94%	0.94%	4.86%	(0.03%)	90,147	117%
2017	11.23	0.52	(0.10)	0.42	-	-	-	11.65	0.92%	0.92%	4.53%	3.76%	62,641	102%
2016	10.36	0.45	0.42	0.87	-	-	-	11.23	0.91%	0.91%	4.20%	8.38%	51,273	102%
2015	10.27	0.40	(0.31)	0.09	-	-	-	10.36	0.91%	0.91%	3.87%	0.86%	46,950	59%
2014	10.23	0.41	(0.37)	0.04	-	-	-	10.27	0.93%	0.93%	4.00%	0.41%	33,205	82%
Class P
2019 (7)	11.78	0.36	0.29	0.65	-	-	-	12.43	0.76%	0.72%	5.85%	5.54%	397,989	56%
2018	11.76	0.59	(0.57)	0.02	-	-	-	11.78	0.73%	0.73%	4.92%	0.17%	366,922	117%
2017	11.31	0.52	(0.07)	0.45	-	-	-	11.76	0.72%	0.72%	4.52%	3.97%	560,060	102%
2016	10.41	0.47	0.43	0.90	-	-	-	11.31	0.71%	0.71%	4.34%	8.60%	316,412	102%
2015	10.30	0.43	(0.32)	0.11	-	-	-	10.41	0.71%	0.71%	4.06%	1.06%	411,419	59%
2014	10.24	0.44	(0.38)	0.06	-	-	-	10.30	0.73%	0.73%	4.19%	0.61%	355,421	82%

See Notes to Financial Statements	See explanation of references on B-38

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratio to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4) (5)		Net Investment Income (Loss) (5)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
High Yield Bond
Class I
2019 (7)	$7.78	$0.23	$0.54	$0.77	$-	$-	$-	$8.55	0.64%	0.64%		5.48%	9.89%	$307,041	29%
2018	8.05	0.42	(0.69)	(0.27)	-	-	-	7.78	0.63%	0.63%		5.27%	(3.27%)	269,670	43%
2017	7.47	0.39	0.19	0.58	-	-	-	8.05	0.63%	0.63%		5.02%	7.75%	324,869	46%
2016	6.47	0.38	0.62	1.00	-	-	-	7.47	0.64%	0.64%		5.47%	15.37%	320,486	54%
2015	6.79	0.39	(0.71)	(0.32)	-	-	-	6.47	0.63%	0.63%		5.66%	(4.64%)	283,940	42%
2014	6.76	0.39	(0.36)	0.03	-	-	-	6.79	0.63%	0.63%		5.65%	0.37%	349,435	55%
Class P
2019 (7)	8.51	0.26	0.60	0.86	-	-	-	9.37	0.44%	0.44%		5.68%	10.00%	876,060	29%
2018	8.78	0.48	(0.75)	(0.27)	-	-	-	8.51	0.43%	0.43%		5.48%	(3.08%)	771,581	43%
2017	8.14	0.45	0.19	0.64	-	-	-	8.78	0.43%	0.43%		5.23%	7.96%	522,717	46%
2016	7.04	0.43	0.67	1.10	-	-	-	8.14	0.44%	0.44%		5.70%	15.59%	568,522	54%
2015	7.37	0.44	(0.77)	(0.33)	-	-	-	7.04	0.43%	0.43%		5.86%	(4.45%)	757,568	42%
2014	7.32	0.44	(0.39)	0.05	-	-	-	7.37	0.43%	0.43%		5.85%	0.57%	748,747	55%
Inflation Managed
Class I
2019 (7)	$10.32	$0.11	$0.55	$0.66	$-	$-	$-	$10.98	2.22%	2.22	% (8)	2.16%	6.37%	$300,254	154%
2018	10.55	0.31	(0.54)	(0.23)	-	-	-	10.32	1.56%	1.56%		2.94%	(2.15%)	297,483	256%
2017	10.18	0.26	0.11	0.37	-	-	-	10.55	1.13%	1.13%		2.52%	3.68%	340,629	193%
2016	9.68	0.23	0.27	0.50	-	-	-	10.18	0.97%	0.97%		2.29%	5.12%	347,022	152%
2015	9.99	0.07	(0.38)	(0.31)	-	-	-	9.68	0.80%	0.80%		0.66%	(3.06%)	376,279	63%
2014	9.68	0.24	0.07	0.31	-	-	-	9.99	0.70%	0.70%		2.35%	3.11%	443,251	57%
Class P
2019 (7)	11.71	0.09	0.67	0.76	-	-	-	12.47	2.01%	2.01	% (8)	1.44%	6.48%	161,821	154%
2018	11.95	0.38	(0.62)	(0.24)	-	-	-	11.71	1.36%	1.36%		3.18%	(1.96%)	362,227	256%
2017	11.50	0.32	0.13	0.45	-	-	-	11.95	0.93%	0.93%		2.70%	3.89%	369,795	193%
2016	10.92	0.30	0.28	0.58	-	-	-	11.50	0.77%	0.77%		2.63%	5.33%	479,187	152%
2015	11.24	0.03	(0.35)	(0.32)	-	-	-	10.92	0.60%	0.60%		0.27%	(2.87%)	324,242	63%
2014	10.88	0.29	0.07	0.36	-	-	-	11.24	0.50%	0.50%		2.59%	3.32%	753,448	57%
Inflation Strategy
Class I
2019 (7)	$10.04	$0.13	$0.48	$0.61	$-	$-	$-	$10.65	2.47%	2.47	% (8)	2.45%	6.06%	$21,883	28%
2018	10.19	0.27	(0.42)	(0.15)	-	-	-	10.04	2.13%	2.13%		2.73%	(1.54%)	21,871	62%
2017	9.88	0.17	0.14	0.31	-	-	-	10.19	0.83%	0.83%		1.66%	3.15%	22,121	97%
2016	9.70	0.04	0.14	0.18	-	-	-	9.88	0.66%	0.66%		0.44%	1.86%	16,925	198%
2015	10.02	(0.07)	(0.25)	(0.32)	-	-	-	9.70	0.63%	0.63%		(0.65%)	(3.21%)	19,249	528%
2014	9.79	0.02	0.21	0.23	-	-	-	10.02	0.59%	0.59%		0.18%	2.33%	20,570	157%
Class P
2019 (7)	10.28	0.07	0.57	0.64	-	-	-	10.92	2.25%	2.25	% (8)	1.42%	6.17%	175,936	28%
2018	10.42	0.32	(0.46)	(0.14)	-	-	-	10.28	1.97%	1.97%		3.12%	(1.34%)	362,592	62%
2017	10.08	0.19	0.15	0.34	-	-	-	10.42	0.61%	0.61%		1.84%	3.35%	164,907	97%
2016	9.88	0.06	0.14	0.20	-	-	-	10.08	0.46%	0.46%		0.61%	2.06%	210,495	198%
2015	10.18	(0.09)	(0.21)	(0.30)	-	-	-	9.88	0.42%	0.42%		(0.85%)	(3.02%)	244,407	528%
2014	9.93	0.05	0.20	0.25	-	-	-	10.18	0.39%	0.39%		0.45%	2.53%	719,358	157%

See Notes to Financial Statements	See explanation of references on B-38

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratio to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4) (5)		Net Investment Income (Loss) (5)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Managed Bond
Class I
2019 (7)	$12.70	$0.19	$0.60	$0.79	$-	$-	$-	$13.49	0.94%	0.94	% (8)	2.97%	6.21%	$874,926	354%
2018	12.78	0.33	(0.41)	(0.08)	-	-	-	12.70	1.04%	1.04%		2.65%	(0.60%)	840,708	608%
2017	12.20	0.32	0.26	0.58	-	-	-	12.78	0.69%	0.69%		2.55%	4.72%	880,799	636%
2016	11.86	0.32	0.02	0.34	-	-	-	12.20	0.67%	0.67%		2.66%	2.87%	858,051	485%
2015	11.80	0.31	(0.25)	0.06	-	-	-	11.86	0.64%	0.64%		2.56%	0.56%	918,041	459%
2014	11.29	0.22	0.29	0.51	-	-	-	11.80	0.63%	0.63%		1.86%	4.43%	1,058,000	307%
Class P
2019 (7)	14.00	0.23	0.66	0.89	-	-	-	14.89	0.74%	0.74	% (8)	3.20%	6.32%	2,619,520	354%
2018	14.06	0.39	(0.45)	(0.06)	-	-	-	14.00	0.84%	0.84%		2.83%	(0.40%)	1,456,611	608%
2017	13.40	0.38	0.28	0.66	-	-	-	14.06	0.49%	0.49%		2.75%	4.93%	1,918,966	636%
2016	13.00	0.38	0.02	0.40	-	-	-	13.40	0.48%	0.48%		2.85%	3.08%	2,326,067	485%
2015	12.90	0.36	(0.26)	0.10	-	-	-	13.00	0.44%	0.44%		2.77%	0.76%	2,225,069	459%
2014	12.33	0.26	0.31	0.57	-	-	-	12.90	0.43%	0.43%		2.06%	4.64%	2,399,713	307%
Short Duration Bond
Class I
2019 (7)	$9.95	$0.12	$0.17	$0.29	$-	$-	$-	$10.24	0.63%	0.63%		2.43%	2.95%	$510,184	80%
2018	9.84	0.20	(0.09)	0.11	-	-	-	9.95	0.64%	0.64%		2.00%	1.14%	483,827	101%
2017	9.71	0.14	(0.01)	0.13	-	-	-	9.84	0.63%	0.63%		1.38%	1.26%	481,572	52%
2016	9.55	0.11	0.05	0.16	-	-	-	9.71	0.63%	0.63%		1.15%	1.69%	419,185	112%
2015	9.52	0.10	(0.07)	0.03	-	-	-	9.55	0.63%	0.63%		1.09%	0.31%	423,794	93%
2014	9.46	0.10	(0.04)	0.06	-	-	-	9.52	0.63%	0.63%		1.02%	0.67%	405,023	52%
Class P
2019 (7)	10.34	0.14	0.18	0.32	-	-	-	10.66	0.43%	0.43%		2.62%	3.05%	848,830	80%
2018	10.20	0.21	(0.07)	0.14	-	-	-	10.34	0.43%	0.43%		2.07%	1.34%	518,877	101%
2017	10.06	0.16	(0.02)	0.14	-	-	-	10.20	0.43%	0.43%		1.58%	1.46%	1,680,469	52%
2016	9.87	0.13	0.06	0.19	-	-	-	10.06	0.43%	0.43%		1.34%	1.89%	1,234,505	112%
2015	9.82	0.12	(0.07)	0.05	-	-	-	9.87	0.43%	0.43%		1.26%	0.51%	710,833	93%
2014	9.73	0.12	(0.03)	0.09	-	-	-	9.82	0.43%	0.43%		1.22%	0.87%	1,797,519	52%
Emerging Markets Debt
Class I
2019 (7)	$11.64	$0.34	$0.88	$1.22	$-	$-	$-	$12.86	1.05%	1.03%		5.49%	10.46%	$50,413	25%
2018	12.31	0.66	(1.33)	(0.67)	-	-	-	11.64	1.04%	1.04%		5.57%	(5.45%)	45,110	46%
2017	10.89	0.78	0.64	1.42	-	-	-	12.31	1.06%	1.06%		6.58%	13.09%	47,555	58%
2016	9.30	0.79	0.80	1.59	-	-	-	10.89	1.05%	1.05%		7.56%	17.02%	21,531	73%
2015	9.74	0.63	(1.07)	(0.44)	-	-	-	9.30	1.04%	1.04%		6.42%	(4.42%)	15,366	86%
2014	10.12	0.53	(0.91)	(0.38)	-	-	-	9.74	1.03%	1.03%		5.08%	(3.83%)	17,415	85%
Class P
2019 (7)	11.80	0.35	0.89	1.24	-	-	-	13.04	0.85%	0.83%		5.61%	10.57%	731,692	25%
2018	12.45	0.67	(1.32)	(0.65)	-	-	-	11.80	0.84%	0.83%		5.66%	(5.26%)	1,029,570	46%
2017	10.98	0.81	0.66	1.47	-	-	-	12.45	0.86%	0.86%		6.83%	13.32%	325,005	58%
2016	9.37	0.81	0.80	1.61	-	-	-	10.98	0.85%	0.85%		7.83%	17.25%	576,440	73%
2015	9.78	0.64	(1.05)	(0.41)	-	-	-	9.37	0.84%	0.84%		6.54%	(4.23%)	826,982	86%
2014	10.15	0.55	(0.92)	(0.37)	-	-	-	9.78	0.83%	0.83%		5.28%	(3.63%)	1,200,883	85%

See Notes to Financial Statements	See explanation of references on B-38

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratio to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4) (5)	Net Investment Income (Loss) (5)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Comstock
Class I
2019 (7)	$13.86	$0.15	$1.87	$2.02	$-	$-	$-	$15.88	0.94%	0.93%	1.93%	14.62%	$257,280	15%
2018	15.81	0.23	(2.18)	(1.95)	-	-	-	13.86	0.94%	0.93%	1.44%	(12.37%)	232,352	19%
2017	13.43	0.19	2.19	2.38	-	-	-	15.81	0.94%	0.92%	1.33%	17.76%	280,712	13%
2016	11.43	0.24	1.76	2.00	-	-	-	13.43	0.94%	0.93%	2.07%	17.50%	267,692	16%
2015	12.17	0.16	(0.90)	(0.74)	-	-	-	11.43	0.93%	0.91%	1.37%	(6.05%)	252,449	15%
2014	11.14	0.18	0.85	1.03	-	-	-	12.17	0.93%	0.91%	1.52%	9.16%	270,783	30%
Class P
2019 (7)	15.85	0.18	2.15	2.33	-	-	-	18.18	0.75%	0.73%	2.10%	14.73%	803,910	15%
2018	18.05	0.30	(2.50)	(2.20)	-	-	-	15.85	0.74%	0.73%	1.63%	(12.20%)	443,178	19%
2017	15.30	0.25	2.50	2.75	-	-	-	18.05	0.74%	0.73%	1.54%	18.00%	735,493	13%
2016	12.99	0.30	2.01	2.31	-	-	-	15.30	0.74%	0.73%	2.31%	17.73%	823,679	16%
2015	13.80	0.21	(1.02)	(0.81)	-	-	-	12.99	0.73%	0.71%	1.56%	(5.86%)	971,039	15%
2014	12.62	0.23	0.95	1.18	-	-	-	13.80	0.73%	0.71%	1.79%	9.38%	1,370,737	30%
Developing Growth
Class I
2019 (7)	$16.02	($0.07)	$6.26	$6.19	$-	$-	$-	$22.21	0.84%	0.84%	(0.74%)	38.59%	$173,182	38%
2018	15.18	(0.10)	0.94	0.84	-	-	-	16.02	0.84%	0.84%	(0.55%)	5.55%	130,454	102%
2017	11.66	(0.06)	3.58	3.52	-	-	-	15.18	0.83%	0.83%	(0.44%)	30.21%	128,927	97%
2016	11.95	(0.03)	(0.26)	(0.29)	-	-	-	11.66	0.83%	0.83%	(0.28%)	(2.46%)	112,101	190%
2015	13.04	(0.06)	(1.03)	(1.09)	-	-	-	11.95	0.83%	0.83%	(0.47%)	(8.35%)	128,164	191%
2014	12.99	(0.06)	0.11	0.05	-	-	-	13.04	0.83%	0.83%	(0.48%)	0.37%	140,039	243%
Class P
2019 (7)	18.89	(0.06)	7.38	7.32	-	-	-	26.21	0.64%	0.64%	(0.53%)	38.72%	46,247	38%
2018	17.86	(0.07)	1.10	1.03	-	-	-	18.89	0.64%	0.64%	(0.33%)	5.75%	46,225	102%
2017	13.69	(0.04)	4.21	4.17	-	-	-	17.86	0.64%	0.64%	(0.24%)	30.47%	118,183	97%
2016	14.01	(0.02)	(0.30)	(0.32)	-	-	-	13.69	0.63%	0.63%	(0.19%)	(2.27%)	124,319	190%
2015	15.25	(0.04)	(1.20)	(1.24)	-	-	-	14.01	0.63%	0.63%	(0.25%)	(8.17%)	399,767	191%
2014	15.17	(0.04)	0.12	0.08	-	-	-	15.25	0.63%	0.63%	(0.31%)	0.57%	517,917	243%
Dividend Growth
Class I
2019 (7)	$19.78	$0.12	$3.79	$3.91	$-	$-	$-	$23.69	0.89%	0.89%	1.13%	19.76%	$439,409	14%
2018	20.04	0.27	(0.53)	(0.26)	-	-	-	19.78	0.89%	0.89%	1.32%	(1.28%)	373,346	27%
2017	16.83	0.19	3.02	3.21	-	-	-	20.04	0.89%	0.89%	1.05%	19.07%	404,609	18%
2016	15.10	0.22	1.51	1.73	-	-	-	16.83	0.89%	0.89%	1.42%	11.46%	362,404	25%
2015	14.79	0.17	0.14	0.31	-	-	-	15.10	0.89%	0.89%	1.15%	2.09%	315,128	23%
2014	13.19	0.15	1.45	1.60	-	-	-	14.79	0.89%	0.89%	1.11%	12.10%	313,266	24%
Class P
2019 (7)	21.71	0.16	4.15	4.31	-	-	-	26.02	0.69%	0.69%	1.33%	19.87%	958,864	14%
2018	21.95	0.35	(0.59)	(0.24)	-	-	-	21.71	0.70%	0.70%	1.55%	(1.09%)	502,741	27%
2017	18.40	0.25	3.30	3.55	-	-	-	21.95	0.69%	0.69%	1.25%	19.31%	438,657	18%
2016	16.47	0.28	1.65	1.93	-	-	-	18.40	0.70%	0.70%	1.62%	11.68%	461,980	25%
2015	16.10	0.22	0.15	0.37	-	-	-	16.47	0.69%	0.69%	1.32%	2.29%	372,191	23%
2014	14.33	0.20	1.57	1.77	-	-	-	16.10	0.69%	0.69%	1.31%	12.33%	727,816	24%

See Notes to Financial Statements	See explanation of references on B-38

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratio to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4) (5)	Net Investment Income (Loss) (5)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Equity Index
Class I
2019 (7)	$59.92	$0.59	$10.41	$11.00	$-	$-	$-	$70.92	0.28%	0.28%	1.77%	18.36%	$2,446,154	1%
2018	62.89	1.08	(4.05)	(2.97)	-	-	-	59.92	0.28%	0.28%	1.66%	(4.73%)	2,077,180	4%
2017	51.77	1.00	10.12	11.12	-	-	-	62.89	0.28%	0.28%	1.74%	21.48%	2,223,044	4%
2016	46.39	0.93	4.45	5.38	-	-	-	51.77	0.28%	0.28%	1.93%	11.61%	1,654,721	8%
2015	45.86	0.85	(0.32)	0.53	-	-	-	46.39	0.28%	0.28%	1.82%	1.14%	1,492,171	9%
2014	40.45	0.75	4.66	5.41	-	-	-	45.86	0.28%	0.28%	1.76%	13.38%	1,343,767	2%
Class P
2019 (7)	61.88	0.67	10.76	11.43	-	-	-	73.31	0.08%	0.08%	1.92%	18.48%	723,541	1%
2018	64.82	1.24	(4.18)	(2.94)	-	-	-	61.88	0.08%	0.08%	1.85%	(4.54%)	391,230	4%
2017	53.26	1.14	10.42	11.56	-	-	-	64.82	0.08%	0.08%	1.93%	21.72%	884,163	4%
2016	47.62	1.05	4.59	5.64	-	-	-	53.26	0.08%	0.08%	2.12%	11.83%	683,382	8%
2015	46.99	0.95	(0.32)	0.63	-	-	-	47.62	0.08%	0.08%	2.00%	1.34%	517,028	9%
2014	41.37	0.89	4.73	5.62	-	-	-	46.99	0.07%	0.07%	1.97%	13.60%	746,400	2%
Focused Growth
Class I
2019 (7)	$28.09	($0.02)	$6.59	$6.57	$-	$-	$-	$34.66	0.98%	0.98%	(0.13%)	23.37%	$219,404	20%
2018	26.76	(0.07)	1.40	1.33	-	-	-	28.09	0.97%	0.97%	(0.24%)	4.99%	180,115	41%
2017	20.66	(0.04)	6.14	6.10	-	-	-	26.76	0.97%	0.97%	(0.17%)	29.50%	175,961	59%
2016	20.19	(0.03)	0.50	0.47	-	-	-	20.66	0.98%	0.98%	(0.15%)	2.35%	135,803	58%
2015	18.34	(0.03)	1.88	1.85	-	-	-	20.19	0.97%	0.97%	(0.14%)	10.09%	156,113	59%
2014	16.66	(0.04)	1.72	1.68	-	-	-	18.34	0.97%	0.97%	(0.26%)	10.08%	122,045	52%
Class P
2019 (7)	28.56	0.01	6.70	6.71	-	-	-	35.27	0.76%	0.76%	0.09%	23.50%	30	20%
2018	27.14	(0.01)	1.43	1.42	-	-	-	28.56	0.76%	0.76%	(0.03%)	5.21%	24	41%
2017	20.92	0.01	6.21	6.22	-	-	-	27.14	0.76%	0.76%	0.04%	29.77%	23	59%
2016	20.39	0.01	0.52	0.53	-	-	-	20.92	0.76%	0.76%	0.07%	2.57%	18	58%
2015	18.48	0.01	1.90	1.91	-	-	-	20.39	0.76%	0.76%	0.07%	10.32%	17	59%
2014	16.76	(0.01)	1.73	1.72	-	-	-	18.48	0.75%	0.75%	(0.03%)	10.31%	16	52%
Growth
Class I
2019 (7)	$28.94	($0.02)	$7.50	$7.48	$-	$-	$-	$36.42	0.78%	0.78%	(0.11%)	25.86%	$660,858	15%
2018	28.26	(0.02)	0.70	0.68	-	-	-	28.94	0.78%	0.78%	(0.05%)	2.40%	541,763	33%
2017	21.47	0.03	6.76	6.79	-	-	-	28.26	0.78%	0.78%	0.10%	31.64%	567,360	21%
2016	21.00	0.02	0.45	0.47	-	-	-	21.47	0.78%	0.78%	0.10%	2.21%	450,925	23%
2015	19.54	0.02	1.44	1.46	-	-	-	21.00	0.77%	0.77%	0.08%	7.46%	487,704	40%
2014	17.95	0.03	1.56	1.59	-	-	-	19.54	0.77%	0.77%	0.14%	8.88%	484,052	43%
Class P
2019 (7)	31.23	0.02	8.09	8.11	-	-	-	39.34	0.58%	0.58%	0.09%	25.98%	1,255,190	15%
2018	30.43	0.05	0.75	0.80	-	-	-	31.23	0.58%	0.58%	0.14%	2.61%	764,599	33%
2017	23.07	0.08	7.28	7.36	-	-	-	30.43	0.58%	0.58%	0.30%	31.90%	627,046	21%
2016	22.53	0.07	0.47	0.54	-	-	-	23.07	0.58%	0.58%	0.29%	2.42%	528,725	23%
2015	20.92	0.06	1.55	1.61	-	-	-	22.53	0.58%	0.58%	0.28%	7.68%	658,081	40%
2014	19.18	0.07	1.67	1.74	-	-	-	20.92	0.58%	0.58%	0.35%	9.09%	624,674	43%

See Notes to Financial Statements	See explanation of references on B-38

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data									Ratio to Average Net Assets				Supplemental Data
		Investment Operations				Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4) (5)	Net Investment Income (Loss) (5)		Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Large-Cap Growth
Class I
2019 (7)	$11.19	($0.02)		$2.68	$2.66	$-	$-	$-	$13.85	0.94%	0.89%	(0.27%)		23.83%	$293,576	23%
2018	10.98	(0.01)		0.22	0.21	-	-	-	11.19	0.93%	0.89%	(0.09%)		1.89%	241,246	65%
2017	8.21	(0.01)		2.78	2.77	-	-	-	10.98	0.94%	0.90%	(0.12%)		33.69%	231,786	48%
2016	8.17	(0.01)		0.05	0.04	-	-	-	8.21	0.94%	0.90%	(0.12%)		0.51%	174,148	85%
2015	7.70	(0.02)		0.49	0.47	-	-	-	8.17	0.93%	0.89%	(0.20%)		6.09%	210,294	70%
2014	7.10	(0.01)		0.61	0.60	-	-	-	7.70	0.93%	0.89%	(0.17%)		8.43%	178,564	111%
Class P
2019 (7)	13.17	(0.01)		3.17	3.16	-	-	-	16.33	0.74%	0.69%	(0.07%)		23.95%	1,066,391	23%
2018	12.90	0.02		0.25	0.27	-	-	-	13.17	0.74%	0.69%	0.12%		2.09%	993,572	65%
2017	9.63	0.01		3.26	3.27	-	-	-	12.90	0.74%	0.70%	0.07%		33.96%	628,397	48%
2016	9.56	0.01		0.06	0.07	-	-	-	9.63	0.74%	0.70%	0.08%		0.71%	768,176	85%
2015	9.00	(-	) (9)	0.56	0.56	-	-	-	9.56	0.73%	0.69%	(-	%) (9)	6.30%	995,060	70%
2014	8.28	-	(9)	0.72	0.72	-	-	-	9.00	0.73%	0.69%	0.02%		8.65%	1,137,017	111%
Large-Cap Value
Class I
2019 (7)	$20.05	$0.18		$3.50	$3.68	$-	$-	$-	$23.73	0.84%	0.84%	1.60%		18.34%	$363,759	4%
2018	22.12	0.30		(2.37)	(2.07)	-	-	-	20.05	0.83%	0.83%	1.36%		(9.35%)	322,823	13%
2017	19.41	0.26		2.45	2.71	-	-	-	22.12	0.82%	0.82%	1.26%		13.95%	391,088	10%
2016	17.20	0.26		1.95	2.21	-	-	-	19.41	0.83%	0.83%	1.48%		12.87%	371,901	12%
2015	17.73	0.24		(0.77)	(0.53)	-	-	-	17.20	0.82%	0.82%	1.38%		(2.99%)	370,309	9%
2014	15.90	0.35		1.48	1.83	-	-	-	17.73	0.82%	0.82%	2.10%		11.50%	402,160	23%
Class P
2019 (7)	22.00	0.22		3.85	4.07	-	-	-	26.07	0.64%	0.64%	1.82%		18.46%	842,184	4%
2018	24.23	0.37		(2.60)	(2.23)	-	-	-	22.00	0.63%	0.63%	1.54%		(9.17%)	992,336	13%
2017	21.22	0.33		2.68	3.01	-	-	-	24.23	0.62%	0.62%	1.46%		14.17%	1,691,444	10%
2016	18.76	0.33		2.13	2.46	-	-	-	21.22	0.63%	0.63%	1.69%		13.09%	1,671,640	12%
2015	19.30	0.30		(0.84)	(0.54)	-	-	-	18.76	0.62%	0.62%	1.57%		(2.79%)	1,516,950	9%
2014	17.28	0.42		1.60	2.02	-	-	-	19.30	0.62%	0.62%	2.35%		11.72%	1,982,893	23%
Main Street Core
Class I
2019 (7)	$35.70	$0.28		$7.31	$7.59	$-	$-	$-	$43.29	0.68%	0.68%	1.38%		21.29%	$607,456	21%
2018	38.70	0.50		(3.50)	(3.00)	-	-	-	35.70	0.68%	0.68%	1.27%		(7.74%)	533,368	62%
2017	33.05	0.47		5.18	5.65	-	-	-	38.70	0.68%	0.68%	1.30%		17.08%	590,847	37%
2016	29.56	0.46		3.03	3.49	-	-	-	33.05	0.68%	0.68%	1.51%		11.83%	565,181	29%
2015	28.60	0.35		0.61	0.96	-	-	-	29.56	0.67%	0.67%	1.21%		3.35%	551,063	44%
2014	25.81	0.26		2.53	2.79	-	-	-	28.60	0.67%	0.67%	0.95%		10.82%	588,564	52%
Class P
2019 (7)	39.73	0.35		8.15	8.50	-	-	-	48.23	0.48%	0.48%	1.58%		21.41%	464,532	21%
2018	42.98	0.63		(3.88)	(3.25)	-	-	-	39.73	0.48%	0.48%	1.44%		(7.56%)	426,489	62%
2017	36.64	0.60		5.74	6.34	-	-	-	42.98	0.48%	0.48%	1.50%		17.32%	776,979	37%
2016	32.70	0.57		3.37	3.94	-	-	-	36.64	0.48%	0.48%	1.69%		12.05%	736,645	29%
2015	31.57	0.45		0.68	1.13	-	-	-	32.70	0.47%	0.47%	1.40%		3.56%	829,214	44%
2014	28.44	0.34		2.79	3.13	-	-	-	31.57	0.48%	0.48%	1.15%		11.04%	1,002,331	52%

See Notes to Financial Statements	See explanation of references on B-38

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data									Ratio to Average Net Assets			Supplemental Data
		Investment Operations				Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4) (5)	Net Investment Income (Loss) (5)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Mid-Cap Equity
Class I
2019 (7)	$19.06	$0.11		$2.93	$3.04	$-	$-	$-	$22.10	0.88%	0.88%	1.05%	16.00%	$375,418	89%
2018	21.11	0.14		(2.19)	(2.05)	-	-	-	19.06	0.88%	0.88%	0.64%	(9.72%)	319,749	146%
2017	16.98	0.09		4.04	4.13	-	-	-	21.11	0.88%	0.88%	0.46%	24.27%	369,225	74%
2016	14.34	0.14		2.50	2.64	-	-	-	16.98	0.88%	0.88%	0.95%	18.42%	327,162	133%
2015	14.12	0.15		0.07	0.22	-	-	-	14.34	0.87%	0.87%	1.01%	1.57%	302,950	165%
2014	13.55	0.03		0.54	0.57	-	-	-	14.12	0.87%	0.87%	0.23%	4.23%	310,609	155%
Class P
2019 (7)	23.48	0.16		3.62	3.78	-	-	-	27.26	0.68%	0.68%	1.25%	16.11%	700,206	89%
2018	25.95	0.22		(2.69)	(2.47)	-	-	-	23.48	0.68%	0.68%	0.84%	(9.54%)	480,884	146%
2017	20.84	0.15		4.96	5.11	-	-	-	25.95	0.68%	0.68%	0.65%	24.52%	490,130	74%
2016	17.56	0.20		3.08	3.28	-	-	-	20.84	0.68%	0.68%	1.10%	18.66%	753,255	133%
2015	17.26	0.20		0.10	0.30	-	-	-	17.56	0.68%	0.68%	1.13%	1.77%	543,913	165%
2014	16.52	0.07		0.67	0.74	-	-	-	17.26	0.68%	0.68%	0.43%	4.43%	749,099	155%
Mid-Cap Growth
Class I
2019 (7)	$13.22	($0.02)		$3.61	$3.59	$-	$-	$-	$16.81	0.93%	0.90%	(0.23%)	27.18%	$353,154	17%
2018	13.19	(0.02)		0.05	0.03	-	-	-	13.22	0.93%	0.90%	(0.17%)	0.16%	280,053	55%
2017	10.35	-	(9)	2.84	2.84	-	-	-	13.19	0.93%	0.90%	0.03%	27.49%	290,867	25%
2016	9.74	0.03		0.58	0.61	-	-	-	10.35	0.93%	0.90%	0.26%	6.27%	231,917	26%
2015	10.33	0.02		(0.61)	(0.59)	-	-	-	9.74	0.93%	0.88%	0.23%	(5.73%)	245,837	42%
2014	9.52	-	(9)	0.81	0.81	-	-	-	10.33	0.92%	0.87%	0.02%	8.49%	264,349	47%
Class P
2019 (7)	14.48	(-	) (9)	3.96	3.96	-	-	-	18.44	0.73%	0.71%	(0.04%)	27.31%	596,553	17%
2018	14.43	-	(9)	0.05	0.05	-	-	-	14.48	0.73%	0.71%	0.02%	0.36%	470,124	55%
2017	11.30	0.02		3.11	3.13	-	-	-	14.43	0.73%	0.71%	0.20%	27.74%	137,708	25%
2016	10.61	0.05		0.64	0.69	-	-	-	11.30	0.73%	0.70%	0.42%	6.48%	198,792	26%
2015	11.23	0.04		(0.66)	(0.62)	-	-	-	10.61	0.73%	0.68%	0.36%	(5.54%)	333,931	42%
2014	10.33	0.02		0.88	0.90	-	-	-	11.23	0.73%	0.68%	0.22%	8.71%	608,508	47%
Mid-Cap Value
Class I
2019 (7)	$15.74	$0.08		$3.02	$3.10	$-	$-	$-	$18.84	0.93%	0.93%	0.95%	19.68%	$109,868	20%
2018	18.47	0.14		(2.87)	(2.73)	-	-	-	15.74	0.92%	0.92%	0.77%	(14.79%)	94,015	56%
2017	16.00	0.10		2.37	2.47	-	-	-	18.47	0.91%	0.91%	0.56%	15.46%	116,569	57%
2016	13.88	0.15		1.97	2.12	-	-	-	16.00	0.92%	0.92%	1.07%	15.29%	101,566	50%
2015	13.93	0.13		(0.18)	(0.05)	-	-	-	13.88	0.92%	0.92%	0.95%	(0.37%)	88,003	133%
2014	13.08	0.11		0.74	0.85	-	-	-	13.93	0.91%	0.91%	0.77%	6.49%	93,649	68%
Class P
2019 (7)	23.27	0.15		4.46	4.61	-	-	-	27.88	0.73%	0.73%	1.13%	19.80%	924,154	20%
2018	27.26	0.25		(4.24)	(3.99)	-	-	-	23.27	0.71%	0.71%	0.94%	(14.62%)	973,693	56%
2017	23.56	0.19		3.51	3.70	-	-	-	27.26	0.71%	0.71%	0.76%	15.69%	1,691,696	57%
2016	20.39	0.27		2.90	3.17	-	-	-	23.56	0.72%	0.72%	1.27%	15.52%	1,452,622	50%
2015	20.43	0.23		(0.27)	(0.04)	-	-	-	20.39	0.72%	0.72%	1.13%	(0.17%)	948,687	133%
2014	19.15	0.20		1.08	1.28	-	-	-	20.43	0.71%	0.71%	0.99%	6.71%	1,243,409	68%

See Notes to Financial Statements	See explanation of references on B-38

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratio to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4) (5)	Net Investment Income (Loss) (5)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Small-Cap Equity
Class I
2019 (7)	$18.28	$0.14	$2.13	$2.27	$-	$-	$-	$20.55	1.03%	0.93%	1.41%	12.44%	$77,590	24%
2018	20.99	0.23	(2.94)	(2.71)	-	-	-	18.28	1.02%	0.92%	1.09%	(12.91%)	70,229	35%
2017	19.31	0.20	1.48	1.68	-	-	-	20.99	1.01%	0.91%	1.03%	8.72%	94,677	28%
2016	14.80	0.17	4.34	4.51	-	-	-	19.31	0.99%	0.89%	1.04%	30.42%	91,309	28%
2015	16.07	0.16	(1.43)	(1.27)	-	-	-	14.80	0.99%	0.89%	1.02%	(7.88%)	54,396	39%
2014	15.80	0.13	0.14	0.27	-	-	-	16.07	0.99%	0.89%	0.85%	1.71%	62,927	20%
Class P
2019 (7)	23.83	0.21	2.78	2.99	-	-	-	26.82	0.83%	0.73%	1.61%	12.55%	165,979	24%
2018	27.31	0.35	(3.83)	(3.48)	-	-	-	23.83	0.82%	0.72%	1.26%	(12.74%)	167,917	35%
2017	25.07	0.31	1.93	2.24	-	-	-	27.31	0.81%	0.71%	1.22%	8.94%	427,221	28%
2016	19.19	0.25	5.63	5.88	-	-	-	25.07	0.79%	0.69%	1.22%	30.68%	502,686	28%
2015	20.79	0.25	(1.85)	(1.60)	-	-	-	19.19	0.79%	0.69%	1.23%	(7.70%)	532,983	39%
2014	20.39	0.20	0.20	0.40	-	-	-	20.79	0.79%	0.69%	1.00%	1.91%	532,030	20%
Small-Cap Growth
Class P
2019 (7)	$12.21	($0.02)	$1.54	$1.52	$-	$-	$-	$13.73	0.90%	0.90%	(0.26%)	12.43%	$64,817	16%
2018	13.15	(0.03)	(0.91)	(0.94)	-	-	-	12.21	0.87%	0.87%	(0.23%)	(7.12%)	112,211	38%
2017	11.08	(0.03)	2.10	2.07	-	-	-	13.15	0.89%	0.89%	(0.21%)	18.69%	176,700	42%
10/28/2016 - 12/31/2016	10.00	- (9)	1.08	1.08	-	-	-	11.08	0.87%	0.87%	0.04%	10.78%	184,148	8%
Small-Cap Index
Class I
2019 (7)	$20.74	$0.11	$3.34	$3.45	$-	$-	$-	$24.19	0.55%	0.55%	0.92%	16.63%	$520,375	10%
2018	23.45	0.21	(2.92)	(2.71)	-	-	-	20.74	0.55%	0.55%	0.87%	(11.55%)	450,257	16%
2017	20.56	0.19	2.70	2.89	-	-	-	23.45	0.56%	0.56%	0.88%	14.06%	527,673	11%
2016	17.04	0.20	3.32	3.52	-	-	-	20.56	0.53%	0.53%	1.11%	20.66%	480,651	18%
2015	17.92	0.17	(1.05)	(0.88)	-	-	-	17.04	0.53%	0.53%	0.93%	(4.93%)	399,538	25%
2014	17.17	0.15	0.60	0.75	-	-	-	17.92	0.53%	0.53%	0.87%	4.39%	447,156	14%
Class P
2019 (7)	21.01	0.13	3.39	3.52	-	-	-	24.53	0.35%	0.35%	1.10%	16.75%	155,648	10%
2018	23.71	0.26	(2.96)	(2.70)	-	-	-	21.01	0.35%	0.35%	1.04%	(11.38%)	248,932	16%
2017	20.75	0.22	2.74	2.96	-	-	-	23.71	0.37%	0.37%	1.04%	14.29%	362,997	11%
2016	17.16	0.24	3.35	3.59	-	-	-	20.75	0.33%	0.33%	1.33%	20.90%	703,619	18%
2015	18.01	0.21	(1.06)	(0.85)	-	-	-	17.16	0.33%	0.33%	1.16%	(4.74%)	394,588	25%
2014	17.22	0.18	0.61	0.79	-	-	-	18.01	0.34%	0.34%	1.05%	4.59%	181,020	14%
Small-Cap Value
Class I
2019 (7)	$17.93	$0.05	$2.59	$2.64	$-	$-	$-	$20.57	0.99%	0.99%	0.53%	14.78%	$200,410	18%
2018	21.41	0.06	(3.54)	(3.48)	-	-	-	17.93	0.98%	0.98%	0.28%	(16.29%)	178,406	37%
2017	19.71	0.04	1.66	1.70	-	-	-	21.41	0.98%	0.98%	0.18%	8.65%	231,864	45%
2016	15.21	0.03	4.47	4.50	-	-	-	19.71	0.98%	0.98%	0.21%	29.60%	234,182	64%
2015	15.90	0.15	(0.84)	(0.69)	-	-	-	15.21	0.98%	0.98%	0.92%	(4.34%)	184,728	86%
2014	15.05	0.22	0.63	0.85	-	-	-	15.90	0.98%	0.98%	1.44%	5.64%	207,213	74%
Class P
2019 (7)	21.82	0.09	3.16	3.25	-	-	-	25.07	0.79%	0.79%	0.71%	14.89%	171,429	18%
2018	26.02	0.11	(4.31)	(4.20)	-	-	-	21.82	0.78%	0.78%	0.43%	(16.12%)	186,530	37%
2017	23.90	0.09	2.03	2.12	-	-	-	26.02	0.78%	0.78%	0.39%	8.87%	455,577	45%
2016	18.40	0.08	5.42	5.50	-	-	-	23.90	0.78%	0.78%	0.41%	29.85%	420,665	64%
2015	19.20	0.21	(1.01)	(0.80)	-	-	-	18.40	0.78%	0.78%	1.10%	(4.15%)	261,296	86%
2014	18.14	0.30	0.76	1.06	-	-	-	19.20	0.78%	0.78%	1.60%	5.85%	527,400	74%

See Notes to Financial Statements	See explanation of references on B-38

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratio to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4) (5)	Net Investment Income (Loss) (5)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Value Advantage
Class I
2019 (7)	$15.39	$0.14	$2.43	$2.57	$-	$-	$-	$17.96	0.89%	0.89%	1.64%	16.70%	$43,751	9%
2018	16.92	0.29	(1.82)	(1.53)	-	-	-	15.39	0.89%	0.88%	1.70%	(9.06%)	34,468	20%
2017	14.80	0.21	1.91	2.12	-	-	-	16.92	0.89%	0.88%	1.34%	14.32%	34,916	25%
2016	12.71	0.19	1.90	2.09	-	-	-	14.80	0.89%	0.89%	1.44%	16.49%	28,573	28%
2015	13.33	0.16	(0.78)	(0.62)	-	-	-	12.71	0.88%	0.88%	1.21%	(4.69%)	17,516	30%
2014	11.68	0.19	1.46	1.65	-	-	-	13.33	0.89%	0.89%	1.48%	14.14%	23,660	28%
Class P
2019 (7)	15.56	0.16	2.46	2.62	-	-	-	18.18	0.69%	0.69%	1.84%	16.82%	895,430	9%
2018	17.08	0.32	(1.84)	(1.52)	-	-	-	15.56	0.69%	0.68%	1.87%	(8.88%)	790,239	20%
2017	14.91	0.24	1.93	2.17	-	-	-	17.08	0.69%	0.68%	1.55%	14.55%	1,285,850	25%
2016	12.78	0.22	1.91	2.13	-	-	-	14.91	0.69%	0.69%	1.65%	16.72%	1,216,120	28%
2015	13.38	0.19	(0.79)	(0.60)	-	-	-	12.78	0.68%	0.68%	1.44%	(4.50%)	977,776	30%
2014	11.70	0.24	1.44	1.68	-	-	-	13.38	0.68%	0.68%	1.96%	14.37%	861,261	28%
Emerging Markets
Class I
2019 (7)	$16.38	$0.09	$2.49	$2.58	$-	$-	$-	$18.96	1.08%	1.08%	1.00%	15.75%	$425,044	14%
2018	18.61	0.11	(2.34)	(2.23)	-	-	-	16.38	1.06%	1.06%	0.61%	(11.99%)	383,056	35%
2017	13.83	0.08	4.70	4.78	-	-	-	18.61	1.06%	1.06%	0.50%	34.52%	447,624	37%
2016	12.99	0.08	0.76	0.84	-	-	-	13.83	1.07%	1.07%	0.57%	6.46%	337,690	33%
2015	15.08	0.09	(2.18)	(2.09)	-	-	-	12.99	1.06%	1.06%	0.64%	(13.84%)	321,829	37%
2014	15.91	0.11	(0.94)	(0.83)	-	-	-	15.08	1.06%	1.06%	0.72%	(5.22%)	396,452	40%
Class P
2019 (7)	16.96	0.09	2.60	2.69	-	-	-	19.65	0.88%	0.88%	1.03%	15.86%	1,012,838	14%
2018	19.23	0.15	(2.42)	(2.27)	-	-	-	16.96	0.86%	0.86%	0.79%	(11.82%)	1,318,856	35%
2017	14.27	0.12	4.84	4.96	-	-	-	19.23	0.86%	0.86%	0.72%	34.78%	1,672,893	37%
2016	13.37	0.11	0.79	0.90	-	-	-	14.27	0.87%	0.87%	0.79%	6.68%	1,498,659	33%
2015	15.49	0.12	(2.24)	(2.12)	-	-	-	13.37	0.86%	0.86%	0.85%	(13.67%)	1,093,984	37%
2014	16.31	0.15	(0.97)	(0.82)	-	-	-	15.49	0.86%	0.86%	0.93%	(5.03%)	1,320,811	40%
International Large-Cap
Class I
2019 (7)	$8.47	$0.16	$1.41	$1.57	$-	$-	$-	$10.04	1.01%	1.01%	3.34%	18.63%	$570,360	4%
2018	9.60	0.13	(1.26)	(1.13)	-	-	-	8.47	1.00%	1.00%	1.40%	(11.81%)	493,737	15%
2017	7.53	0.11	1.96	2.07	-	-	-	9.60	1.00%	1.00%	1.30%	27.51%	571,592	10%
2016	7.53	0.10	(0.10)	- (9)	-	-	-	7.53	1.00%	1.00%	1.42%	(0.08%)	499,395	17%
2015	7.57	0.10	(0.14)	(0.04)	-	-	-	7.53	1.00%	1.00%	1.29%	(0.44%)	474,052	16%
2014	7.97	0.13	(0.53)	(0.40)	-	-	-	7.57	1.00%	1.00%	1.61%	(5.02%)	481,317	16%
Class P
2019 (7)	9.10	0.17	1.54	1.71	-	-	-	10.81	0.80%	0.80%	3.36%	18.75%	1,100,493	4%
2018	10.30	0.17	(1.37)	(1.20)	-	-	-	9.10	0.80%	0.80%	1.72%	(11.63%)	1,413,770	15%
2017	8.06	0.16	2.08	2.24	-	-	-	10.30	0.80%	0.80%	1.68%	27.76%	1,115,876	10%
2016	8.05	0.14	(0.13)	0.01	-	-	-	8.06	0.80%	0.80%	1.75%	0.12%	1,406,106	17%
2015	8.07	0.13	(0.15)	(0.02)	-	-	-	8.05	0.80%	0.80%	1.49%	(0.24%)	1,748,080	16%
2014	8.48	0.14	(0.55)	(0.41)	-	-	-	8.07	0.80%	0.80%	1.68%	(4.83%)	1,959,210	16%

See Notes to Financial Statements	See explanation of references on B-38

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratio to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4) (5)	Net Investment Income (Loss) (5)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
International Small-Cap
Class I
2019 (7)	$8.96	$0.13	$0.82	$0.95	$-	$-	$-	$9.91	1.11%	1.11%	2.68%	10.59%	$88,841	32%
2018	11.51	0.16	(2.71)	(2.55)	-	-	-	8.96	1.09%	1.09%	1.44%	(22.16%)	80,593	37%
2017	8.73	0.12	2.66	2.78	-	-	-	11.51	1.09%	1.09%	1.15%	31.92%	91,245	49%
2016	8.44	0.10	0.19	0.29	-	-	-	8.73	1.09%	1.08%	1.16%	3.42%	74,989	51%
2015	7.93	0.11	0.40	0.51	-	-	-	8.44	1.08%	1.06%	1.33%	6.43%	76,538	52%
2014	8.12	0.13	(0.32)	(0.19)	-	-	-	7.93	1.08%	1.06%	1.60%	(2.42%)	57,344	50%
Class P
2019 (7)	12.35	0.13	1.19	1.32	-	-	-	13.67	0.90%	0.90%	2.00%	10.70%	178,736	32%
2018	15.83	0.24	(3.72)	(3.48)	-	-	-	12.35	0.89%	0.89%	1.58%	(22.00%)	507,601	37%
2017	11.98	0.20	3.65	3.85	-	-	-	15.83	0.89%	0.89%	1.46%	32.18%	905,098	49%
2016	11.56	0.17	0.25	0.42	-	-	-	11.98	0.89%	0.88%	1.48%	3.63%	1,079,140	51%
2015	10.84	0.18	0.54	0.72	-	-	-	11.56	0.88%	0.86%	1.54%	6.64%	1,498,265	52%
2014	11.09	0.20	(0.45)	(0.25)	-	-	-	10.84	0.88%	0.86%	1.80%	(2.22%)	1,157,354	50%
International Value
Class I
2019 (7)	$10.95	$0.22	$0.72	$0.94	$-	$-	$-	$11.89	0.90%	0.90%	3.86%	8.63%	$276,433	15%
2018	12.87	0.28	(2.20)	(1.92)	-	-	-	10.95	0.89%	0.89%	2.20%	(14.96%)	256,738	33%
2017	10.59	0.35	1.93	2.28	-	-	-	12.87	0.90%	0.90%	2.95%	21.57%	303,692	108%
2016	10.28	0.24	0.07	0.31	-	-	-	10.59	0.90%	0.90%	2.45%	2.98%	266,742	59%
2015	10.56	0.18	(0.46)	(0.28)	-	-	-	10.28	0.89%	0.89%	1.65%	(2.63%)	289,713	74%
2014	11.81	0.44	(1.69)	(1.25)	-	-	-	10.56	0.89%	0.89%	3.82%	(10.54%)	302,892	82%
Class P
2019 (7)	12.27	0.25	0.82	1.07	-	-	-	13.34	0.70%	0.70%	3.90%	8.74%	1,301,827	15%
2018	14.39	0.36	(2.48)	(2.12)	-	-	-	12.27	0.69%	0.69%	2.56%	(14.79%)	1,384,976	33%
2017	11.82	0.42	2.15	2.57	-	-	-	14.39	0.70%	0.70%	3.15%	21.81%	1,118,795	108%
2016	11.45	0.29	0.08	0.37	-	-	-	11.82	0.70%	0.70%	2.60%	3.18%	793,592	59%
2015	11.74	0.23	(0.52)	(0.29)	-	-	-	11.45	0.69%	0.69%	1.87%	(2.44%)	761,986	74%
2014	13.10	0.48	(1.84)	(1.36)	-	-	-	11.74	0.69%	0.69%	3.83%	(10.37%)	1,070,076	82%
Health Sciences
Class I
2019 (7)	$38.55	$0.02	$4.28	$4.30	$-	$-	$-	$42.85	1.14%	1.14%	0.12%	11.13%	$395,671	22%
2018	35.73	0.04	2.78	2.82	-	-	-	38.55	1.13%	1.13%	0.10%	7.90%	374,644	30%
2017	28.82	0.01	6.90	6.91	-	-	-	35.73	1.13%	1.13%	0.03%	23.97%	382,294	37%
2016	30.65	0.02	(1.85)	(1.83)	-	-	-	28.82	1.13%	1.13%	0.08%	(5.97%)	318,388	48%
2015	27.97	(0.04)	2.72	2.68	-	-	-	30.65	1.13%	1.13%	(0.14%)	9.59%	401,444	54%
2014	22.46	(0.06)	5.57	5.51	-	-	-	27.97	1.13%	1.13%	(0.25%)	24.53%	342,433	93%
Class P
2019 (7)	42.24	0.07	4.68	4.75	-	-	-	46.99	0.93%	0.93%	0.34%	11.25%	36	22%
2018	39.06	0.13	3.05	3.18	-	-	-	42.24	0.92%	0.92%	0.31%	8.12%	33	30%
2017	31.44	0.09	7.53	7.62	-	-	-	39.06	0.91%	0.91%	0.24%	24.23%	30	37%
2016	33.37	0.09	(2.02)	(1.93)	-	-	-	31.44	0.92%	0.92%	0.29%	(5.77%)	24	48%
2015	30.39	0.02	2.96	2.98	-	-	-	33.37	0.92%	0.92%	0.07%	9.82%	26	54%
2014	24.35	(0.01)	6.05	6.04	-	-	-	30.39	0.91%	0.91%	(0.04%)	24.80%	24	93%

See Notes to Financial Statements	See explanation of references on B-38

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratio to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4) (5)	Net Investment Income (Loss) (5)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Real Estate
Class I
2019 (7)	$22.41	$0.26	$4.49	$4.75	$-	$-	$-	$27.16	1.06%	0.97%	2.06%	21.16%	$271,481	18%
2018	24.22	0.91	(2.72)	(1.81)	-	-	-	22.41	1.07%	1.05%	3.91%	(7.45%)	232,920	87%
2017	23.46	0.01	0.75	0.76	-	-	-	24.22	1.06%	1.06%	0.06%	3.24%	285,963	44%
2016	22.01	0.59	0.86	1.45	-	-	-	23.46	1.06%	1.06%	2.59%	6.59%	313,208	21%
2015	21.68	0.34	(0.01)	0.33	-	-	-	22.01	1.05%	1.05%	1.58%	1.52%	318,919	35%
2014	16.60	0.32	4.76	5.08	-	-	-	21.68	1.05%	1.05%	1.68%	30.59%	374,485	29%
Class P
2019 (7)	23.38	0.28	4.70	4.98	-	-	-	28.36	0.87%	0.78%	2.08%	21.28%	412,623	18%
2018	25.22	0.92	(2.76)	(1.84)	-	-	-	23.38	0.87%	0.86%	3.81%	(7.27%)	147,732	87%
2017	24.38	(0.08)	0.92	0.84	-	-	-	25.22	0.86%	0.86%	(0.33%)	3.44%	249,186	44%
2016	22.82	0.64	0.92	1.56	-	-	-	24.38	0.86%	0.86%	2.69%	6.80%	370,544	21%
2015	22.44	0.45	(0.07)	0.38	-	-	-	22.82	0.85%	0.85%	2.00%	1.72%	475,537	35%
2014	17.15	0.29	5.00	5.29	-	-	-	22.44	0.85%	0.85%	1.50%	30.85%	498,308	29%
Technology
Class I
2019 (7)	$7.23	($0.03)	$1.93	$1.90	$-	$-	$-	$9.13	1.15%	1.15%	(0.66%)	26.16%	$176,806	13%
2018	7.11	(0.05)	0.17	0.12	-	-	-	7.23	1.14%	1.14%	(0.63%)	1.79%	145,479	31%
2017	5.12	(0.03)	2.02	1.99	-	-	-	7.11	1.14%	1.14%	(0.54%)	38.78%	134,386	31%
2016	5.48	(0.03)	(0.33)	(0.36)	-	-	-	5.12	1.16%	1.16%	(0.53%)	(6.61%)	87,182	104%
2015	5.65	(0.04)	(0.13)	(0.17)	-	-	-	5.48	1.14%	1.14%	(0.61%)	(3.04%)	99,742	26%
2014	5.15	(0.03)	0.53	0.50	-	-	-	5.65	1.14%	1.14%	(0.52%)	9.85%	93,793	135%
Class P
2019 (7)	9.15	(0.02)	2.44	2.42	-	-	-	11.57	0.92%	0.92%	(0.43%)	26.31%	21	13%
2018	8.97	(0.04)	0.22	0.18	-	-	-	9.15	0.93%	0.93%	(0.42%)	2.00%	17	31%
2017	6.45	(0.03)	2.55	2.52	-	-	-	8.97	0.92%	0.92%	(0.33%)	39.08%	16	31%
2016	6.89	(0.02)	(0.42)	(0.44)	-	-	-	6.45	0.94%	0.94%	(0.32%)	(6.41%)	12	104%
2015	7.10	(0.03)	(0.18)	(0.21)	-	-	-	6.89	0.93%	0.93%	(0.40%)	(2.84%)	13	26%
2014	6.45	(0.02)	0.67	0.65	-	-	-	7.10	0.93%	0.93%	(0.31%)	10.09%	13	135%
Currency Strategies
Class I
2019 (7)	$11.53	$0.01	$0.17	$0.18	$-	$-	$-	$11.71	0.93%	0.93%	0.19%	1.55%	$4,985	136%
2018	10.88	0.02	0.63	0.65	-	-	-	11.53	0.92%	0.92%	0.18%	5.87%	5,317	70%
2017	11.30	(0.05)	(0.37)	(0.42)	-	-	-	10.88	0.91%	0.91%	(0.43%)	(3.59%)	4,473	35%
2016	10.77	(0.07)	0.60	0.53	-	-	-	11.30	0.90%	0.90%	(0.66%)	4.88%	5,226	42%
2015	10.61	(0.07)	0.23	0.16	-	-	-	10.77	0.89%	0.89%	(0.72%)	1.43%	3,997	45%
2014	10.26	(0.08)	0.43	0.35	-	-	-	10.61	0.89%	0.89%	(0.75%)	3.53%	4,526	57%
Class P
2019 (7)	11.67	0.03	0.16	0.19	-	-	-	11.86	0.73%	0.73%	0.43%	1.65%	698,103	136%
2018	11.00	0.04	0.63	0.67	-	-	-	11.67	0.72%	0.72%	0.36%	6.08%	854,109	70%
2017	11.39	(0.03)	(0.36)	(0.39)	-	-	-	11.00	0.71%	0.71%	(0.23%)	(3.40%)	956,539	35%
2016	10.84	(0.05)	0.60	0.55	-	-	-	11.39	0.70%	0.70%	(0.46%)	5.09%	1,092,323	42%
2015	10.66	(0.05)	0.23	0.18	-	-	-	10.84	0.69%	0.69%	(0.52%)	1.63%	1,286,284	45%
2014	10.28	(0.06)	0.44	0.38	-	-	-	10.66	0.69%	0.69%	(0.56%)	3.74%	1,729,685	57%
Diversified Alternatives
Class I
2019 (7)	$10.61	($0.03)	$0.68	$0.65	$-	$-	$-	$11.26	1.45%	0.50%	(0.50%)	6.17%	$5,524	40%
2018	11.36	(0.06)	(0.69)	(0.75)	-	-	-	10.61	1.66%	0.50%	(0.50%)	(6.60%)	4,858	42%
2017	10.54	(0.06)	0.88	0.82	-	-	-	11.36	1.32%	0.50%	(0.50%)	7.72%	4,569	19%
2016	9.99	(0.05)	0.60	0.55	-	-	-	10.54	4.85%	0.50%	(0.50%)	5.50%	2,953	19%
10/30/2015 - 12/31/2015	10.00	(0.01)	- (9)	(0.01)	-	-	-	9.99	2.47%	0.50%	(0.50%)	(0.08%)	2,024	0	% (10)

See Notes to Financial Statements	See explanation of references on B-38

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratio to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4) (5)	Net Investment Income (Loss) (5)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Equity Long/Short
Class I
2019 (7)	$12.49	$0.01	($0.18)	($0.17)	$-	$-	$-	$12.32	1.49%	1.34%	0.22%	(1.38%)	$19,547	0%
2018	15.08	0.01	(2.60)	(2.59)	-	-	-	12.49	1.42%	1.27%	0.08%	(17.19%)	20,778	0%
2017	12.87	(0.09)	2.30	2.21	-	-	-	15.08	1.40%	1.25%	(0.64%)	17.18%	32,045	0%
2016	11.57	(0.12)	1.42	1.30	-	-	-	12.87	1.40%	1.25%	(1.04%)	11.28%	20,446	0%
04/27/2015 - 12/31/2015	10.00	(0.09)	1.66	1.57	-	-	-	11.57	1.41%	1.26%	(1.20%)	15.67%	15,026	0%
Class P
2019 (7)	12.58	0.02	(0.18)	(0.16)	-	-	-	12.42	1.27%	1.12%	0.36%	(1.28%)	150,178	0%
2018	15.16	0.05	(2.63)	(2.58)	-	-	-	12.58	1.23%	1.08%	0.32%	(17.03%)	1,146,966	0%
2017	12.91	(0.07)	2.32	2.25	-	-	-	15.16	1.20%	1.05%	(0.48%)	17.42%	1,029,672	0%
2016	11.58	(0.10)	1.43	1.33	-	-	-	12.91	1.20%	1.05%	(0.85%)	11.50%	1,181,395	0%
04/27/2015 - 12/31/2015	10.00	(0.07)	1.65	1.58	-	-	-	11.58	1.19%	1.04%	(1.00%)	15.82%	1,321,744	0%
Pacific Dynamix-Conservative Growth
Class I
2019 (7)	$15.04	($0.03)	$1.53	$1.50	$-	$-	$-	$16.54	0.43%	0.37%	(0.37%)	9.93%	$545,288	9%
2018	15.64	(0.06)	(0.54)	(0.60)	-	-	-	15.04	0.43%	0.38%	(0.38%)	(3.84%)	516,504	9%
2017	14.23	(0.06)	1.47	1.41	-	-	-	15.64	0.42%	0.37%	(0.37%)	9.94%	554,361	11%
2016	13.32	(0.05)	0.96	0.91	-	-	-	14.23	0.42%	0.37%	(0.37%)	6.84%	522,146	8%
2015	13.47	(0.05)	(0.10)	(0.15)	-	-	-	13.32	0.42%	0.38%	(0.38%)	(1.10%)	458,930	9%
2014	12.76	(0.05)	0.76	0.71	-	-	-	13.47	0.42%	0.38%	(0.38%)	5.50%	441,650	11%
Pacific Dynamix-Moderate Growth
Class I
2019 (7)	$18.50	($0.04)	$2.23	$2.19	$-	$-	$-	$20.69	0.42%	0.36%	(0.36%)	11.86%	$2,440,722	9%
2018	19.58	(0.07)	(1.01)	(1.08)	-	-	-	18.50	0.42%	0.37%	(0.37%)	(5.53%)	2,250,973	8%
2017	17.21	(0.07)	2.44	2.37	-	-	-	19.58	0.41%	0.36%	(0.36%)	13.79%	2,413,720	6%
2016	15.87	(0.06)	1.40	1.34	-	-	-	17.21	0.42%	0.37%	(0.37%)	8.45%	2,022,205	5%
2015	16.16	(0.06)	(0.23)	(0.29)	-	-	-	15.87	0.41%	0.37%	(0.37%)	(1.85%)	1,793,442	2%
2014	15.32	(0.06)	0.90	0.84	-	-	-	16.16	0.42%	0.37%	(0.37%)	5.53%	1,580,279	6%
Pacific Dynamix-Growth
Class I
2019 (7)	$20.26	($0.04)	$2.92	$2.88	$-	$-	$-	$23.14	0.42%	0.36%	(0.36%)	14.21%	$793,462	9%
2018	21.86	(0.08)	(1.52)	(1.60)	-	-	-	20.26	0.42%	0.37%	(0.37%)	(7.28%)	717,105	14%
2017	18.60	(0.07)	3.33	3.26	-	-	-	21.86	0.42%	0.36%	(0.36%)	17.52%	772,806	13%
2016	16.88	(0.06)	1.78	1.72	-	-	-	18.60	0.42%	0.37%	(0.37%)	10.17%	624,976	10%
2015	17.30	(0.06)	(0.36)	(0.42)	-	-	-	16.88	0.42%	0.37%	(0.37%)	(2.45%)	574,532	6%
2014	16.41	(0.06)	0.95	0.89	-	-	-	17.30	0.42%	0.37%	(0.37%)	5.43%	524,769	8%
Portfolio Optimization Conservative
Class I
2019 (7)	$12.38	($0.02)	$1.08	$1.06	$-	$-	$-	$13.44	0.32%	0.32%	(0.32%)	8.56%	$1,527,344	21%
2018	12.81	(0.04)	(0.39)	(0.43)	-	-	-	12.38	0.32%	0.32%	(0.32%)	(3.38%)	1,513,368	18%
2017	11.93	(0.04)	0.92	0.88	-	-	-	12.81	0.32%	0.32%	(0.31%)	7.37%	1,819,223	11%
2016	11.28	(0.04)	0.69	0.65	-	-	-	11.93	0.32%	0.32%	(0.32%)	5.83%	2,019,885	29%
2015	11.28	(0.04)	0.04	-	-	-	-	11.28	0.31%	0.31%	(0.31%)	(0.03%)	2,119,782	19%
2014	10.91	(0.04)	0.41	0.37	-	-	-	11.28	0.31%	0.31%	(0.31%)	3.39%	2,422,841	13%
Portfolio Optimization Moderate-Conservative
Class I
2019 (7)	$13.20	($0.02)	$1.40	$1.38	$-	$-	$-	$14.58	0.32%	0.32%	(0.32%)	10.41%	$2,494,881	18%
2018	13.89	(0.04)	(0.65)	(0.69)	-	-	-	13.20	0.32%	0.32%	(0.32%)	(4.99%)	2,436,704	19%
2017	12.54	(0.04)	1.39	1.35	-	-	-	13.89	0.31%	0.31%	(0.31%)	10.79%	3,012,199	9%
2016	11.74	(0.04)	0.84	0.80	-	-	-	12.54	0.32%	0.32%	(0.32%)	6.78%	3,501,918	16%
2015	11.79	(0.04)	(0.01)	(0.05)	-	-	-	11.74	0.31%	0.31%	(0.31%)	(0.41%)	3,704,156	17%
2014	11.34	(0.04)	0.49	0.45	-	-	-	11.79	0.31%	0.31%	(0.31%)	4.03%	4,196,686	17%

See Notes to Financial Statements	See explanation of references on B-38

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratio to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4) (5)	Net Investment Income (Loss) (5)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Portfolio Optimization Moderate
Class I
2019 (7)	$13.89	($0.02)	$1.74	$1.72	$-	$-	$-	$15.61	0.32%	0.32%	(0.32%)	12.43%	$10,205,242	23%
2018	14.86	(0.05)	(0.92)	(0.97)	-	-	-	13.89	0.32%	0.32%	(0.32%)	(6.55%)	9,804,910	19%
2017	13.13	(0.04)	1.77	1.73	-	-	-	14.86	0.31%	0.31%	(0.31%)	13.22%	12,153,581	9%
2016	12.14	(0.04)	1.03	0.99	-	-	-	13.13	0.32%	0.32%	(0.32%)	8.08%	12,248,929	14%
2015	12.19	(0.04)	(0.01)	(0.05)	-	-	-	12.14	0.31%	0.31%	(0.31%)	(0.36%)	12,849,093	16%
2014	11.65	(0.04)	0.58	0.54	-	-	-	12.19	0.31%	0.31%	(0.31%)	4.62%	14,825,332	16%
Portfolio Optimization Growth
Class I
2019 (7)	$14.58	($0.03)	$2.11	$2.08	$-	$-	$-	$16.66	0.32%	0.32%	(0.32%)	14.33%	$8,758,494	27%
2018	15.88	(0.05)	(1.25)	(1.30)	-	-	-	14.58	0.32%	0.32%	(0.32%)	(8.19%)	8,221,474	19%
2017	13.64	(0.05)	2.29	2.24	-	-	-	15.88	0.31%	0.31%	(0.31%)	16.38%	10,373,218	12%
2016	12.54	(0.04)	1.14	1.10	-	-	-	13.64	0.32%	0.32%	(0.32%)	8.81%	10,222,380	17%
2015	12.58	(0.04)	- (9)	(0.04)	-	-	-	12.54	0.31%	0.31%	(0.31%)	(0.33%)	10,758,744	16%
2014	11.97	(0.04)	0.65	0.61	-	-	-	12.58	0.31%	0.31%	(0.31%)	5.08%	12,300,634	17%
Portfolio Optimization Aggressive-Growth
Class I
2019 (7)	$14.84	($0.03)	$2.34	$2.31	$-	$-	$-	$17.15	0.32%	0.32%	(0.32%)	15.58%	$1,989,752	23%
2018	16.38	(0.05)	(1.49)	(1.54)	-	-	-	14.84	0.32%	0.32%	(0.32%)	(9.39%)	1,850,216	18%
2017	13.81	(0.05)	2.62	2.57	-	-	-	16.38	0.31%	0.31%	(0.31%)	18.60%	2,314,010	14%
2016	12.63	(0.04)	1.22	1.18	-	-	-	13.81	0.32%	0.32%	(0.32%)	9.33%	2,222,199	11%
2015	12.75	(0.04)	(0.08)	(0.12)	-	-	-	12.63	0.31%	0.31%	(0.31%)	(0.91%)	2,312,489	16%
2014	12.11	(0.04)	0.68	0.64	-	-	-	12.75	0.31%	0.31%	(0.31%)	5.29%	2,639,423	19%
PSF DFA Balanced Allocation
Class D
2019 (7)	$11.20	$0.11	$1.31	$1.42	$-	$-	$-	$12.62	0.50%	0.50%	1.76%	12.58%	$203,964	14%
2018	11.94	0.32	(1.06)	(0.74)	-	-	-	11.20	0.54%	0.54%	2.69%	(6.19%)	161,971	11%
2017	10.57	0.30	1.07	1.37	-	-	-	11.94	0.59%	0.55%	2.65%	12.98%	102,404	16%
04/29/2016 - 12/31/2016	10.00	0.24	0.33	0.57	-	-	-	10.57	0.85%	0.55%	3.50%	5.72%	33,115	30%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For Funds that commenced operations after January 1, 2014, the first date reported represents the commencement date of operations for the Fund.
(3)	No dividends and capital gains distributions have been made by the Funds under the current dividend and distribution policy (see Note 2B in Note to Financial Statements).
(4)	The ratios for periods of less than one full year are annualized.
(5)	The ratios of expenses after expense reductions to average daily net assets are after custodian credits, advisory fee waivers and adviser expense reimbursements, if any, as discussed in Notes 6 and 7B in Notes to the Financial Statements. The expense ratios for the Diversified Alternatives, Pacific Dynamix, Portfolio Optimization, and PSF DFA Balanced Allocation Portfolios do not include expenses of their respective underlying funds (see Note 1 in Notes to Financial Statements) in which they invest.
(6)	Total returns for periods of less than one full year are not annualized.
(7)	Unaudited for the six-month period ended June 30, 2019.
(8)	The annualized ratios of expenses, excluding interest expense, after expense reductions to average net assets for the period ended June 30, 2019 are as follows:

Portfolio	Class I	Class P
Inflation Managed	0.67%	0.46%
Inflation Strategy	0.66%	0.44%
Managed Bond	0.64%	0.44%

(9)	Reflects an amount rounding to less than $0.01 per share or 0.01%.
(10)	The portfolio turnover rate for Diversified Alternatives Portfolio reflects an amount rounding to less than 1% for the period ended December 31, 2015.

See Notes to Financial Statements

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, management investment company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”), and was reorganized as a Delaware statutory trust on June 30, 2016. In connection with other actions taken to accomplish the reorganization, the Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of June 30, 2019, the Trust was comprised of fifty-four separate funds, forty-five of which are presented in these financial statements (each individually a “Fund”, and collectively the “Funds”):

Core Income Portfolio (1)	Large-Cap Growth Portfolio (1)	Health Sciences Portfolio
Diversified Bond Portfolio (1)	Large-Cap Value Portfolio (1)	Real Estate Portfolio (1)
Floating Rate Income Portfolio (1)	Main Street® Core Portfolio (1)	Technology Portfolio
High Yield Bond Portfolio (1)	Mid-Cap Equity Portfolio (1)	Currency Strategies Portfolio (1)
Inflation Managed Portfolio (1)	Mid-Cap Growth Portfolio (1)	Diversified Alternatives Portfolio
Inflation Strategy Portfolio (1)	Mid-Cap Value Portfolio (1)	Equity Long/Short Portfolio (1)
Managed Bond Portfolio (1)	Small-Cap Equity Portfolio (1)	Pacific Dynamix — Conservative Growth Portfolio (2)
Short Duration Bond Portfolio (1)	Small-Cap Growth Portfolio (1)	Pacific Dynamix — Moderate Growth Portfolio (2)
Emerging Markets Debt Portfolio (1)	Small-Cap Index Portfolio (1)	Pacific Dynamix — Growth Portfolio (2)
Comstock Portfolio (1)	Small-Cap Value Portfolio (1)	Portfolio Optimization Conservative Portfolio (3)
Developing Growth Portfolio (1)	Value Advantage Portfolio (1)	Portfolio Optimization Moderate-Conservative Portfolio (3)
Dividend Growth Portfolio (1)	Emerging Markets Portfolio (1)	Portfolio Optimization Moderate Portfolio (3)
Equity Index Portfolio (1)	International Large-Cap Portfolio (1)	Portfolio Optimization Growth Portfolio (3)
Focused Growth Portfolio	International Small-Cap Portfolio (1)	Portfolio Optimization Aggressive-Growth Portfolio (3)
Growth Portfolio (1)	International Value Portfolio (1)	PSF DFA Balanced Allocation Portfolio

(1)	These Funds are collectively known as the “Underlying Funds”.
(2)	These Funds are collectively known as the “Pacific Dynamix Portfolios”.
(3)	These Funds are collectively known as the “Portfolio Optimization Portfolios”.

The Trust offers three separate share classes: Class D, Class I, and Class P. Each Fund presented in these financial statements — except for the Small-Cap Growth Portfolio, Diversified Alternatives Portfolio, Pacific Dynamix Portfolios, Portfolio Optimization Portfolios, and PSF DFA Balanced Allocation Portfolio — offers both Class I and Class P shares. The Diversified Alternatives Portfolio, Pacific Dynamix Portfolios, and Portfolio Optimization Portfolios currently offer Class I shares only. The PSF DFA Balanced Allocation Portfolio offers Class D shares only. The Small-Cap Growth Portfolio offers Class P shares only.

The Portfolio Optimization Portfolios, Pacific Dynamix Portfolios, Diversified Alternatives Portfolio, and the PSF DFA Balanced Allocation Portfolio are known individually as “Fund of Funds” and collectively as the “Funds of Funds.”

The Diversified Alternatives Portfolio and Portfolio Optimization Portfolios invest their assets in Class P shares of certain Underlying Funds (see Note 7C). Presently, only the Diversified Alternatives Portfolio, Portfolio Optimization Portfolios, the Investment Adviser, and certain of its affiliates can invest in Class P shares of the Underlying Funds.

The Pacific Dynamix Portfolios invest their assets in Class P shares of the PD 1-3 Year Corporate Bond, PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD Emerging Markets, and PD International Large-Cap Portfolios (collectively, the “Pacific Dynamix Underlying Funds”) (see Note 7C). Presently, only the Pacific Dynamix Portfolios, the Investment Adviser, and certain of its affiliates can invest in the Pacific Dynamix Underlying Funds.

The PSF DFA Balanced Allocation Portfolio invests its assets in a variety of eligible third party mutual funds and/or variable insurance trusts (the “DFA Underlying Funds”) which, in turn, invest in domestic and foreign equity and debt instruments. The DFA Underlying Funds are offered by Dimensional Investment Group Inc. and/or DFA Investment Dimensions Group Inc., as managed by Dimensional Fund Advisors LP, and are not funds of the Trust. Dimensional Investment Group Inc. and DFA Investment Dimensions Group, Inc. are not affiliated with the Trust, the Fund, the Distributor or the Investment Adviser.

There is a separate semi-annual report containing the financial statements for the Pacific Dynamix Underlying Funds, which is available without charge. For information on how to obtain the semi-annual report for these Funds, see the Where to Go for More Information section of this report on page D-9.

Class D and Class I shares of the Funds within the Trust are offered only to certain separate accounts of Pacific Life Insurance Company (“Pacific Life”) and Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life. Pacific Life and PL&A determine which Funds of the Trust to make available.

Main Street is a registered trademark of Invesco Advisers, Inc., or one of its affiliates.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

On April 30, 2019, the Global Absolute Return Portfolio of the Trust was liquidated pursuant to a plan of liquidation approved by the Trust’s Board of Trustees and the shareholders of record. Because the Global Absolute Return Portfolio was liquidated prior to June 30, 2019, no financial information is presented in this report except for the Transactions with Affiliates disclosure under Investments in Affiliated Funds (see Note 7C).

On June 19, 2019, the Trust’s Board of Trustees approved a plan of liquidation for the Equity Long/Short and Diversified Alternatives Portfolios, which is expected to occur on or about October 30, 2019.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased (see Note 4) by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.

B. DISTRIBUTIONS TO SHAREHOLDERS

Each Fund of the Trust is treated as a partnership for Federal income tax purposes. As partnerships, none of these Funds are required to distribute taxable income and capital gains (see Note 11). No dividend and capital gain distributions have been paid by any Fund during the period ended June 30, 2019 and there will be no dividends and capital gains distributions paid by any Fund in future years under the current dividend and distribution policy.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund, including legal, printing, and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each Fund’s investments.

B. DETERMINATION OF NET ASSET VALUE (“NAV”)

Each Fund presented in these financial statements is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called its NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and does not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or the last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements

Exchange traded futures contracts, option contracts, and swap agreements are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers. Exchange traded futures contracts, option contracts, and swap agreements for which no approved pricing services are available, are generally valued using the settlement price determined by the relevant exchange.

Over-the-Counter (“OTC”) Investments

OTC investments (including forward commitments, swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are valued using industry pricing models, broker quotes or other methodologies pursuant to the Trust’s Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Investments in Mutual Funds and Variable Insurance Trusts

Fund investments in affiliated or unaffiliated mutual funds (and/or variable insurance trusts) are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark, proxy, and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value, a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board (as described in Note 3C) and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. A summary of each Fund’s investments as of June 30, 2019, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Swap Agreements

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Basket Swaps – The value of total return basket swaps are derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. To the extent that these inputs are observable and timely, the fair values of total return basket swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of June 30, 2019, the Floating Rate Income and High Yield Bond Portfolios had unfunded loan commitments of $988,947 and $289,865, respectively (see details in the Notes to Schedules of Investments).

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Fund of Funds Investments

The Diversified Alternatives Portfolio and Portfolio Optimization Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of their assets among those Underlying Funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Diversified Alternatives Portfolio and Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Diversified Alternatives Portfolio and Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Underlying Fund (see Note 7C).

The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Funds in direct proportion to the allocation of their assets among those Pacific Dynamix Underlying Funds. The semi-annual report for the Pacific Dynamix Underlying Funds contains information about the risks associated with investing in the Pacific Dynamix Underlying Funds. Allocations among the Pacific Dynamix Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Pacific Dynamix Underlying Fund (see Note 7C).

The PSF DFA Balanced Allocation Portfolio is exposed to the same risks as the DFA Underlying Funds in direct proportion to the allocation of its assets among the DFA Underlying Funds. Allocations among the DFA Underlying Funds are determined using an asset allocation process and may be adjusted based on PLFA’s views of market conditions, its outlook for various asset classes or other factors. The allocations of the PSF DFA Balanced Allocation Portfolio may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or DFA Underlying Funds may cause it to underperform other mutual funds with a similar investment objective. The PSF DFA Balanced Allocation Portfolio may invest in any or all of the DFA Underlying Funds, but will not necessarily be invested in every DFA Underlying Fund at any particular time.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country, or region.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets. Risk may be more enhanced for investments in or exposure to investments in frontier market countries.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. The exact time frame for the implementation of Brexit is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU, and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue, and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk, frontier markets risk and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of June 30, 2019, no participation interest in Senior Loans was held by any of the Funds presented in these financial statements.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust, or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated

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prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies, or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis, including To Be Announced (“TBA”) securities. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis, including TBA securities. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

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In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited, or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 5.

Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to

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manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds

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from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the following Funds entered into futures contracts for the reasons described: The Diversified Bond Portfolio used futures to manage duration and yield curve exposure. The Inflation Managed and Managed Bond Portfolios entered into futures contracts to manage interest rate exposure, to provide liquidity, and as a substitute for cash bond exposure. The Inflation Strategy Portfolio used futures for hedging purposes and to manage duration and yield curve exposure. The Short Duration Bond Portfolio used interest rate futures contracts to manage duration and interest rate risk. The Equity Index, Small-Cap Equity, and Small-Cap Index Portfolios utilized futures to provide market exposure proportionate to the size of each Fund’s cash flows and residual cash balances. The Emerging Markets, International Large-Cap, International Small-Cap and International Value Portfolios utilized futures to gain market exposure with the cash generated during PLFA’s reallocation of assets for the funds-of-funds. The Equity Long/Short Portfolio used futures to gain exposure to the equity market.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying reference asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying reference asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

During the reporting period, the following Funds entered into option contracts for the reasons described: The Diversified Bond Portfolio used options to manage duration and yield curve exposure. The Inflation Managed and Managed Bond Portfolios purchased and sold/wrote options and swaptions on futures, currencies, bond indices, volatility, mortgage pass-through, and swaps as a means of capitalizing on anticipated changes in market volatility and to generate income. The Managed Bond Portfolio held inflation floors to hedge duration, and the Inflation Managed Portfolio sold/wrote inflation caps and floors to hedge duration. The Inflation Strategy Portfolio purchased swaptions on interest rates for hedging purposes. The Mid-Cap Growth Portfolio purchased and wrote option contracts on individual equity securities to generate income and to hedge market risk on equity securities. The Technology Portfolio purchased and wrote option contracts on individual equity securities to manage risk.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into forward foreign currency contracts for the reasons described: The Diversified Bond Portfolio used Forward Contracts for hedging purposes (to help protect the Funds’ returns against adverse currency movements) and to manage currency exposures. The Inflation Managed and Managed Bond Portfolios used Forward Contracts in connection with settling planned purchases or sales of investments, to hedge against currency exposure associated with some or all of these investments, and as a part the investment strategy for these Funds. The Short Duration Bond, Emerging Markets Debt and Equity Long/Short Portfolios used Forward Contracts to gain market exposure, for hedging purposes to help protect the Fund’s returns against adverse currency movements, and as a part of the Fund’s investment strategy. The Comstock Portfolio used Forward Contracts for hedging purpose to help protect the Fund’s returns against adverse currency movement and to isolate stock selection as the primary driver of performance. The Health Sciences Portfolio used Forward Contracts to manage exposure to foreign currencies and as an economic hedge against specific transactions and Fund investments.

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The Currency Strategies Portfolio utilized non-deliverable Forwards Contracts to gain or increase exposure to various currencies (both long and short positions) for hedging purposes to protect the Fund’s returns against adverse currency movements and as a part of the Fund’s investment strategy.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or are executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into interest rate swap agreements for the reasons described: The Diversified Bond Portfolio entered into interest rate swaps in order to manage duration and yield curve exposure. The Inflation Managed and Managed Bond Portfolios entered into interest rate swaps to manage nominal or real interest rate risk in various global markets and as a substitute for cash bond exposure. The Inflation Strategy Portfolio utilizes interest rate swaps to manage interest rate curve and duration exposure. The Emerging Markets Debt Portfolio entered into interest rate swaps to gain market exposure, for hedging purposes, and as a part of the Fund’s investment strategy.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

As a seller of protection, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to the Fund because, in addition to the total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

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(Unaudited)

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2019 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

During the reporting period, the following Funds entered into credit default swap agreements for the reasons described: The Diversified Bond Portfolio utilized credit default swaps to adjust credit exposure on the margin. The Inflation Managed and Managed Bond Portfolios sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and to the broader investment grade, high yield, mortgage or emerging markets through the use of credit default swaps on credit indices. The Inflation Managed Portfolio purchased credit protection to reduce credit exposure to individual issuers, reduce broader credit risk, and to take advantage of the basis between the credit default swap and cash bond market.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

During the reporting period, the following Funds entered into total return swap agreements for the reasons described: The Inflation Managed Portfolio entered into total return swaps to gain exposure to various markets and as a substitute for physical securities. The Emerging Markets Debt Portfolio entered into total return swaps to gain market exposure, for hedging purposes, and as a part of the Fund’s investment strategy. The Equity Long/Short Portfolio entered into total return swaps to gain exposure to various markets.

Total Return Basket Swaps – A total return basket swap is designed to function as a Fund of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation or depreciation, corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These financing fees are based on defined market rates or a specified benchmark rate, plus or minus a specified spread. Positions within the swap are reset periodically, and financing fees are reset monthly. At maturity, any unrealized gain or loss on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation or depreciation on swaps in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as realized gain or loss on swap transactions in the Statements of Operations. Total return basket swaps outstanding at period end, if any, are disclosed in Notes to Schedule of Investments.

During the reporting period, the Equity Long/Short Portfolio entered into total return basket swap agreements to gain exposure to equity indices and to gain security level stock exposure.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Credit contracts	Outstanding purchased options, at value	Outstanding options written, at value
Equity contracts	Receivable: Variation margin on futures contracts	Payable: Variation margin on futures contracts
Interest rate contracts	Receivable: Variation margin on swap agreements	Payable: Variation margin on swap agreements
	Swap premiums paid	Swap premiums received
	Swap agreements appreciation	Swap agreements depreciation
Foreign currency contracts	Outstanding purchased options, at value	Outstanding options written, at value
	Receivable: Variation margin on futures contracts	Payable: Variation margin on futures contracts
	Receivable: Variation margin on swap agreements	Payable: Variation margin on swap agreements
	Swap premiums paid	Swap premiums received
	Swap agreements appreciation	Swap agreements depreciation
	Forward foreign currency contracts appreciation	Forward foreign currency contracts depreciation

The following is a summary of fair values of derivative investments disclosed in the Trust’s Statements of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2019:

		Asset Derivative Investments, Value
Portfolio	Total Value at June 30, 2019	Credit Contracts		Equity Contracts		Foreign Currency Contracts		Interest Rate Contracts
Diversified Bond	$108,013,016	$2,596,741	*	$-		$14,457,981	*	$90,958,294	*
Inflation Managed	1,898,048	95,891	*	-		564,606		1,237,551	*
Inflation Strategy	1,705,520	-		-		-		1,705,520	*
Managed Bond	43,360,419	2,250,751	*	-		5,402,496		35,707,172	*
Short Duration Bond	2,312,938	-		-		-		2,312,938	*
Emerging Markets Debt	6,199,414	-		-		5,341,119		858,295	*
Comstock	6,562	-		-		6,562		-
Equity Index	165,058	-		165,058	*	-		-
Small-Cap Equity	27,689	-		27,689	*	-		-
Small-Cap Index	421,898	-		421,898	*	-		-
Health Sciences	264,580	-		-		264,580		-
Currency Strategies	40,681,164	-		-		40,681,164		-
Equity Long/Short	2,063,034	-		1,432,156	*	630,878		-

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

		Liability Derivative Investments, Value
Portfolio	Total Value at June 30, 2019	Credit Contracts		Equity Contracts		Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	($94,789,152)	($4,318	)*	$-		($7,082,271 )*	($87,702,563	)*
Inflation Managed	(9,558,330)	(237,681	)*	-		(1,399,759)	(7,920,890	)*
Inflation Strategy	(104,805)	-		-		-	(104,805	)*
Managed Bond	(61,571,843)	(509,276	)*	-		(14,933,646)	(46,128,921	)*
Short Duration Bond	(1,140,903)	-		-		-	(1,140,903	)*
Emerging Markets Debt	(3,994,641)	-		-		(3,271,354)	(723,287	)*
Comstock	(962,557)	-		-		(962,557)	-
Health Sciences	(237,247)	-		-		(237,247)	-
Currency Strategies	(39,275,310)	-		-		(39,275,310)	-
Equity Long/Short	(23,040,913)	-		(22,791,667	)*	(249,246)	-

*	Includes cumulative appreciation (depreciation) of futures contracts, centrally cleared options, and/or centrally cleared swaps as reported in the Notes to Schedules of Investments.

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investments Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Credit contracts	Net realized gain (loss) on futures contract transactions
Equity contracts	Net realized gain (loss) on purchased option transactions
Interest rate contracts	Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Foreign currency contracts	Net realized gain (loss) on forward foreign currency contract transactions
Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on purchased option transactions
Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on forward foreign currency contracts
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options

The following is a summary of each Fund’s net realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the period ended June 30, 2019:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
Portfolio	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	$63,943,515	$9,129,353	$-	$10,053,440	$44,760,722
Inflation Managed	(1,463,879)	3,872	-	3,501,803	(4,969,554)
Inflation Strategy	(334,296)	-	-	-	(334,296)
Managed Bond	(34,331,326)	643,184	-	1,869,081	(36,843,591)
Short Duration Bond	1,721,298	-	-	23,545	1,697,753
Emerging Markets Debt	3,207,735	-	-	3,472,622	(264,887)
Comstock	1,314,000	-	-	1,314,000	-
Equity Index	5,661,678	-	5,661,678	-	-
Mid-Cap Growth	(281,596)	-	(281,596)	-	-
Small-Cap Equity	234,050	-	234,050	-	-
Small-Cap Index	1,641,227	-	1,641,227	-	-
Emerging Markets	1,756,691	-	1,756,691	-	-
International Large-Cap	90,283	-	90,283	-	-
International Small-Cap	1,045,363	-	1,045,363	-	-
International Value	69,421	-	69,421	-	-
Health Sciences	69,607	-	-	69,607	-
Technology	6,958	-	6,958	-	-
Currency Strategies	29,593,314	-	-	29,593,314	-
Equity Long/Short	29,402,567	-	29,539,802	(137,235)	-

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
Portfolio	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	($281,320)	$6,663,267	$-	$4,533,246	($11,477,833)
Inflation Managed	(4,520,008)	(292,256)	-	(2,236,776)	(1,990,976)
Inflation Strategy	817,023	-	-	-	817,023
Managed Bond	11,734,859	784,496	-	(4,133,167)	15,083,530
Short Duration Bond	(382,256)	-	-	3,142	(385,398)
Emerging Markets Debt	(1,360,385)	-	-	(3,755,225)	2,394,840
Comstock	(836,641)	-	-	(836,641)	-
Equity Index	729,605	-	729,605	-	-
Small-Cap Equity	72,559	-	72,559	-	-
Small-Cap Index	561,911	-	561,911	-	-
Health Sciences	(18,411)	-	-	(18,411)	-
Currency Strategies	(29,987,961)	-	-	(29,987,961)	-
Equity Long/Short	(22,297,123)	-	(21,832,870)	(464,253)	-

For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The following is a summary of the average number of positions and values of derivative investments by derivative type for the period ended June 30, 2019:

	Average Positions and Value of Derivative Investments by Derivative Type
	Futures Contracts		Forward Contracts		Option Contracts		Swap Agreements
Portfolio	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value
Diversified Bond	29	$33,292,132	43	$3,066,456	71	($1,435,244)	24	($17,737,738)
Inflation Managed	23	(2,129,443)	58	570,107	46	(89,362)	85	(2,946,077)
Inflation Strategy	4	(74,249)	-	-	3	1,931,694	6	(31,920)
Managed Bond	16	(10,397,721)	63	(3,727,929)	27	(64,246)	42	(8,042,747)
Short Duration Bond	4	1,083,820	3	1,858	-	-	-	-
Emerging Markets Debt	-	-	128	2,538,705	-	-	9	(795,591)
Comstock	-	-	9	(196,850)	-	-	-	-
Equity Index	1	198,044	-	-	-	-	-	-
Small-Cap Equity	1	(11,067)	-	-	-	-	-	-
Small-Cap Index	1	82,907	-	-	-	-	-	-
Health Sciences	-	-	4	24,359	-	-	-	-
Currency Strategies	-	-	58	12,282,619	-	-	-	-
Equity Long/Short	12	(6,245,240)	59	267,831	-	-	22	(5,335,484)

The table shown above and the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of volume of derivative activity for each applicable Fund for the period ended June 30, 2019.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following is a summary of financial and derivative instruments that are subject to enforceable master agreements with netting arrangements (or similar arrangements) and collateral received and pledged in connection with the master agreements with netting arrangements (or similar arrangements) as of June 30, 2019:

	Gross Amounts Presented in the Statement of Assets and Liabilities		Gross Amounts Not Offset in Statement of Assets and Liabilities			Net Amount	Gross Amounts Presented in the Statement of Assets and Liabilities		Gross Amounts Not Offset in Statement of Assets and Liabilities			Net Amount
Description		Financial Instrument		Collateral Received				Financial Instrument		Collateral Pledged
	Assets						Liabilities

Diversified Bond
Swap agreements	$3,595,384		$-		($3,595,384)	$-	$-		$-		$-	$-
Option contracts	1,906,028		(627,893)		-	1,278,135	(2,391,121)		627,893		-	(1,763,228)
Forward foreign currency contracts	9,267,087		(3,137,494)		-	6,129,593	(4,563,582)		3,137,494		-	(1,426,088)

Inflation Managed
Swap agreements	63,670		(7,821)		-	55,849	(176,669)		7,821		42,500	(126,348)
Option contracts	623		(270)		-	353	(12,108)		270		4,945	(6,893)
Forward foreign currency contracts	564,606		(508,139)		-	56,467	(1,399,759)		508,139		475,406	(416,214)
Sale-buyback financing transactions							(273,204,490)		273,204,490		-	-

Inflation Strategy
Swap agreements	7,854		(7,854)		-	-	(61,295)		7,854		-	(53,441)
Option contracts	1,376,649		-		(1,310,000)	66,649	-		-		-	-
Reverse repurchase agreements							(139,025,950)		-		139,025,950	-

Managed Bond
Swap agreements	1,274,069		-		(162,221)	1,111,848	-		-		-	-
Option contracts	20,523		(7,847)		-	12,676	(38,359)		7,847		2	(30,510)
Forward foreign currency contracts	5,402,496		(4,855,231)		(457,146)	90,119	(14,900,690)		4,855,231		9,365,930	(679,529)
Reverse repurchase agreements							(4,555,000)		-		4,555,000	-
Sale-buyback financing transactions							(452,512,559)		452,512,559		-	-

Emerging Markets Debt
Forward foreign currency contracts	5,341,119		(1,904,706)		(2,220,961)	1,215,452	(3,271,354)		1,904,706		1,034,528	(332,120)

Comstock
Forward foreign currency contracts	6,562		(6,562)		-	-	(962,557)		6,562		-	(955,995)

Health Sciences
Forward foreign currency contracts	264,580		(72,148)		-	192,432	(237,247)		72,148		-	(165,099)

Currency Strategies
Forward foreign currency contracts	40,681,164		(31,191,865)		(9,338,377)	150,922	(39,275,310)		31,191,865		7,131,105	(952,340)

Equity Long/Short
Swap agreements	65,488		(65,488)		-	-	(22,772,367)		65,488		22,516,048	(190,831)
Forward foreign currency contracts	630,878		(249,246)		(180,000)	201,632	(249,246)		249,246		-	-

During the reporting period, certain Funds may have had investments in repurchase agreements. The gross value and related collateral received for these investments, if any, are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral, if any, held by each applicable Fund presented in these financial statements, exceeded the value of the repurchase agreements as of June 30, 2019.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

6. INVESTMENT ADVISORY, ADMINISTRATION AND SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life, serves as Investment Adviser to each Fund of the Trust. PLFA receives investment advisory fees from each Fund which are based on annual percentages of the average daily net assets of each Fund. Pursuant to Sub-Advisory Agreements, the Trust and PLFA engage various investment management firms under PLFA’s supervision to sub-advise for certain Funds presented in these financial statements. PLFA manages the Diversified Alternatives, Pacific Dynamix, Portfolio Optimization, and PSF DFA Balanced Allocation Portfolios directly. PLFA also manages the Core Income, Floating Rate Income, and High Yield Bond Portfolios under the name Pacific Asset Management. PLFA, as Investment Adviser to each Fund of the Trust, pays related management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust. As of June 30, 2019, the investment advisory fees that PLFA receives from each Fund based upon an annual percentage of the average daily net assets of each Fund, and the sub-adviser of each Fund, are as follows:

Portfolio	Investment Advisory Fee Rate	Advisory Fee Waiver through April 30, 2020 (unless otherwise noted)	Sub-Adviser(s)
Core Income	0.50% on first $4 billion 0.48% on excess
Diversified Bond	0.40% on first $4 billion 0.38% on excess		Western Asset Management Company, LLC
Floating Rate Income	0.65% on first $1 billion 0.62% on next $1 billion 0.59% on next $2 billion 0.57% on excess	0.05% (through April 30, 2022)
High Yield Bond	0.40% on first $4 billion 0.38% on excess
Inflation Managed Managed Bond	0.40% on first $4 billion 0.38% on excess		Pacific Investment Management Company LLC
Inflation Strategy	0.40% on first $200 million 0.35% on next $800 million 0.34% on next $1 billion 0.33% on excess		Barings LLC
Short Duration Bond	0.40% on first $4 billion 0.38% on excess		T. Rowe Price Associates, Inc.
Emerging Markets Debt	0.785% on first $1 billion 0.755% on next $1 billion 0.725% on next $2 billion 0.705% on excess	0.02%	Ashmore Investment Management Limited
Comstock	0.75% on first $100 million 0.71% on next $900 million 0.68% on next $3 billion 0.66% on excess	0.015%	Invesco Advisers, Inc.
Developing Growth	0.60% on first $4 billion 0.58% on excess		Lord, Abbett & Co. LLC
Dividend Growth	0.70% on first $100 million 0.66% on next $900 million 0.63% on next $3 billion 0.61% on excess		T. Rowe Price Associates, Inc.
Equity Index	0.05% on first $4 billion 0.03% on excess		BlackRock Investment Management, LLC
Focused Growth	0.75% on first $100 million 0.71% on next $900 million 0.68% on next $3 billion 0.66% on excess		Janus Capital Management LLC
Growth	0.55% on first $4 billion 0.53% on excess		MFS Investment Management
Large-Cap Growth	0.75% on first $100 million 0.71% on next $900 million 0.68% on next $3 billion 0.66% on excess	0.045%	BlackRock Investment Management, LLC
Large-Cap Value	0.65% on first $100 million 0.61% on next $900 million 0.58% on next $3 billion 0.56% on excess		ClearBridge Investments, LLC
Main Street Core	0.45% on first $4 billion 0.43% on excess		Invesco Advisers, Inc.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio	Investment Advisory Fee Rate	Advisory Fee Waiver through April 30, 2020 (unless otherwise noted)	Sub-Adviser(s)
Mid-Cap Equity	0.65% on first $4 billion 0.63% on excess		Scout Investments, Inc.
Mid-Cap Growth	0.70% on first $4 billion 0.68% on excess	0.025%	Ivy Investment Management Company
Mid-Cap Value	0.70% on first $1 billion 0.65% on next $1 billion 0.60% on excess		Boston Partners Global Investors, Inc.
Small-Cap Equity	0.75% on first $1 billion 0.72% on next $1 billion 0.69% on next $2 billion 0.67% on excess	0.10%	BlackRock Investment Management, LLC and Franklin Advisory Services, LLC (co-sub-advisers)
Small-Cap Growth (1)	0.75% on first $100 million 0.675% on next $100 million 0.60% on excess		Rothschild Asset Management Inc.
Small-Cap Index	0.30% on first $4 billion 0.28% on excess		BlackRock Investment Management, LLC
Small-Cap Value	0.75% on first $1 billion 0.72% on next $1 billion 0.69% on next $2 billion 0.67% on excess		Alliance Bernstein L.P.
Value Advantage	0.66% on first $4 billion 0.64% on excess		J.P. Morgan Investment Management Inc.
Emerging Markets	0.80% on first $4 billion 0.78% on excess		Invesco Advisers, Inc.
International Large-Cap	0.85% on first $100 million 0.77% on next $900 million 0.75% on next $3 billion 0.73% on excess		MFS Investment Management
International Small-Cap	0.85% on first $1 billion 0.82% on next $1 billion 0.79% on next $2 billion 0.77% on excess		QS Investors, LLC
International Value	0.65% on first $4 billion 0.63% on excess		Wellington Management Company LLP
Health Sciences	0.90% on first $1 billion 0.87% on next $1 billion 0.84% on next $2 billion 0.82% on excess		BlackRock Investment Management, LLC
Real Estate	0.90% on first $100 million 0.82% on next $900 million 0.80% on next $3 billion 0.78% on excess	0.09%	Principal Real Estate Investors LLC
Technology	0.90% on first $1 billion 0.87% on next $1 billion 0.84% on next $2 billion 0.82% on excess		MFS Investment Management
Currency Strategies	0.65% on first $3 billion 0.63% on excess		UBS Asset Management (Americas) Inc. and (effective May 1, 2019) Neuberger Berman Investment Advisers LLC (co-sub-advisers)
Diversified Alternatives	0.20%	0.025% above $2 billion through $3 billion 0.050% above $3 billion through $5 billion 0.075% above $5 billion through $7.5 billion 0.100% on excess above $7.5 billion
Equity Long/Short	1.15% on first $2.5 billion 1.13% on excess	0.15%	AQR Capital Management, LLC
Pacific Dynamix Portfolios PSF DFA Balanced Allocation	0.20%
Portfolio Optimization Portfolios	0.10%

(1)	Prior to June 28, 2019, the Small-Cap Growth Portfolio advisory fee schedule was as follows: 1) 0.85% on the first $100 million; 2) 0.775% on the next $100 million; and 3) 0.70% on the excess.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Pursuant to an Agreement for Administration and Support Services (the “Administration Agreement”), Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Investment Adviser’s responsibilities under the Advisory Agreement. Under the Administration Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, including the expense of registering and qualifying the Trust on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance, maintaining the Trust’s legal existence, shareholders’ meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Transfer Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for Class I and Class D shares of the Trust, without remuneration from the Trust. Pursuant to a Transfer Agency and Service Agreement, State Street Bank and Trust Company serves as transfer agent for all Class P shares of the Trust and is compensated by the Trust for these services.

Pursuant to a Distribution Agreement, Pacific Select Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust. The Trust adopted a service plan (the “Service Plan”) for Class I shares of each applicable Fund, under which each applicable Fund pays the Distributor an amount at an annual rate of 0.20% of the average daily net assets of each Fund for shareholder servicing activities. Class P shares do not incur a service fee. Under the Service Plan, the service fee may be used by the Distributor for services rendered to or procured for shareholders of the Trust, or the variable annuity and variable life insurance contract owners who use the Trust as the underlying investment vehicle for their contracts. These services may include, but are not limited to: providing electronic, telephonic, and technological servicing support in connection with existing investments in the Trust; answering shareholder questions regarding the Trust, the Funds, its managers and/or other service providers; payment of compensation to broker-dealers, including the Distributor itself, and other financial institutions and organizations which assist in providing any of these services; and other services as described in the Service Plan. The Service Plan was not adopted in accordance with Rule 12b-1 under the 1940 Act.

The Trust has also adopted a distribution and service plan (the “12b-1 Plan”) for Class D shares of each applicable Fund in accordance with Rule 12b-1 under the 1940 Act, pursuant to which Class D shares of each applicable Fund pay a service fee at an annual rate of 0.20% and a distribution fee at an annual rate of 0.05% of the average daily net assets attributed to that share class. The service fees may be used by the Distributor for the types of services provided under the Service Plan discussed above. The distribution fees may be used by the Distributor for any activities or expenses primarily intended to result in the sale of Class D shares or variable contracts offering Class D shares, which may include, but are not limited to: compensation to, and expenses (including overhead expenses) of, financial consultants or other employees of the Distributor or of selling group members who engage in distribution of Class D shares; printing of prospectuses and reports other than for existing contract owners; advertising; and the preparation, printing and distribution of sales literature.

The Service Plan and 12b-1 Plan will each remain in effect as long as their continuance is specifically approved at least annually.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, DISTRIBUTION AND/OR SERVICE FEES AND EXPENSES FOR SUPPORT SERVICES

The Investment Adviser, the Distributor, and Pacific Life are related parties. The advisory fees earned by the Investment Adviser, including any advisory fee waiver, distribution and/or service fees earned by the Distributor, and expenses for support services recovered by PLFA and Pacific Life (see Note 6) from each Fund presented in these financial statements for the period ended June 30, 2019 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of June 30, 2019 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund (other than the Equity Long/Short, Pacific Dynamix, and Portfolio Optimization Portfolios) presented in these financial statements for certain operating expenses that exceed an annual rate of 0.10% of a Fund’s average daily net assets through April 30, 2020 (“expense cap”). These operating expenses include, but are not limited to: organizational expenses; domestic custody expenses; expenses for accounting, audit, tax, and certain legal services; preparation, printing, filing, and distribution to existing shareholders of proxies, prospectuses and shareholder reports, and other regulatory documents, as applicable; independent trustees’ fees and expenses; and establishing, overseeing, and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; dividends on securities sold short; acquired fund fees and expenses; extraordinary expenses such as litigation expenses, liquidation expenses, reorganization expenses and other expenses not incurred in the ordinary course of each Fund’s business; and expenses of counsel or other persons or services retained by the independent trustees. In the case of the Pacific Dynamix Portfolios, PLFA has contractually agreed to reimburse each Fund for its operating expenses (excluding extraordinary expenses) of each Pacific Dynamix Portfolio and its proportionate share of fees and expenses of the Pacific Dynamix Underlying Funds that exceed an annual rate of 0.59% of a Fund’s average net assets for Class I shares through April 30, 2020. There are no expense caps for the Equity Long/Short and Portfolio Optimization Portfolios.

There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Fund, but not above the expense cap. The amounts of adviser reimbursement to each applicable Fund presented in these financial statements for the period ended June 30, 2019 are presented in the Statements of Operations. Any amounts that remained due from the Investment Adviser as of June 30, 2019 are presented in the Statements of Assets and Liabilities.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The cumulative expense reimbursement amounts, if any, as of June 30, 2019 that are subject to recoupment by PLFA from the Funds presented in these financial statements are as follows:

	Expiration
Portfolio	2019	2020	2021	2022
Diversified Alternatives	$108,199	$29,179	$54,497	$23,464
Pacific Dynamix – Conservative Growth	245,950	255,880	240,746	158,243
Pacific Dynamix – Moderate Growth	926,580	1,127,747	1,136,501	636,561
Pacific Dynamix – Growth	330,040	423,286	443,429	228,221

There was no recoupment of expense reimbursement by PLFA from any Funds presented in these financial statements for the period ended June 30, 2019.

C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended June 30, 2019 is as follows:

	Beginning Value as of January 1, 2019	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2019
						Ending Value	Share Balance
Diversified Alternatives
Floating Rate Income ‘P’	$433,178	$47,585	$7,169	$949	$23,339	$497,882	40,057
Inflation Managed ‘P’	242,836	24,544	6,519	273	15,933	277,067	22,214
Emerging Markets Debt ‘P’	731,585	331,469	34,610	3,662	80,352	1,112,458	85,315
Emerging Markets ‘P’	195,691	241,723	144,701	(3,670)	52,249	341,292	17,371
International Small-Cap ‘P’	336,853	46,828	28,528	4,011	32,467	391,631	28,647
Real Estate ‘P’	281,736	234,922	52,930	4,796	82,502	551,026	19,431
Currency Strategies ‘P’	989,915	1,375,675	20,440	510	22,334	2,367,994	199,590
Equity Long/Short ‘P’	537,787	76,750	614,163	(43,388)	43,014	-	-
Global Absolute Return ‘P’ (1)	1,122,480	9,160	1,129,698	(67,787)	65,845	-	-
Total	$4,872,061	$2,388,656	$2,038,758	($100,644)	$418,035	$5,539,350

Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond ‘P’	$53,118,072	$948,635	$4,108,221	$267,952	$1,393,573	$51,620,011	4,741,612
PD Aggregate Bond Index ‘P’	220,116,733	2,667,459	38,582,250	4,045,891	7,722,144	195,969,977	15,115,842
PD High Yield Bond Market ‘P’	46,359,322	29,912,404	2,948,374	806,285	4,814,501	78,944,138	4,826,423
PD Large-Cap Growth Index ‘P’	58,523,733	4,190,999	7,066,060	4,230,863	8,274,115	68,153,650	1,636,546
PD Large-Cap Value Index ‘P’	61,319,289	3,909,185	3,922,145	2,115,653	7,871,073	71,293,055	2,304,250
PD Small-Cap Growth Index ‘P’	2,355,563	2,902,617	310,787	106,897	435,079	5,489,369	171,473
PD Small-Cap Value Index ‘P’	9,445,970	432,841	5,668,418	1,523,286	(250,463)	5,483,216	217,491
PD Emerging Markets ‘P’	15,666,261	3,415,858	1,369,950	244,270	1,200,687	19,157,126	1,093,912
PD International Large-Cap ‘P’	49,738,319	1,142,934	8,348,031	1,807,275	4,959,327	49,299,824	2,623,996
Total	$516,643,262	$49,522,932	$72,324,236	$15,148,372	$36,420,036	$545,410,366

Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond ‘P’	$142,999,112	$14,159,867	$4,517,347	$282,709	$4,498,441	$157,422,782	14,460,239
PD Aggregate Bond Index ‘P’	699,057,849	1,653,020	151,828,059	15,622,977	19,964,818	584,470,605	45,082,237
PD High Yield Bond Market ‘P’	114,987,880	108,378,028	7,199,445	2,052,604	12,966,679	231,185,746	14,134,047
PD Large-Cap Growth Index ‘P’	376,968,172	32,395,086	26,342,026	17,084,451	64,278,309	464,383,992	11,151,067
PD Large-Cap Value Index ‘P’	390,181,853	34,625,241	10,118,525	5,538,072	58,427,447	478,654,088	15,470,495
PD Small-Cap Growth Index ‘P’	20,144,922	12,768,401	524,609	158,926	4,197,002	36,744,642	1,147,804
PD Small-Cap Value Index ‘P’	50,753,880	1,495,813	22,770,558	5,852,674	907,906	36,239,715	1,437,440
PD Emerging Markets ‘P’	123,402,485	2,496,917	15,490,974	2,019,948	9,054,870	121,483,246	6,936,950
PD International Large-Cap ‘P’	333,005,768	4,261,346	51,783,596	16,132,771	29,076,150	330,692,439	17,601,189
Total	$2,251,501,921	$212,233,719	$290,575,139	$64,745,132	$203,371,622	$2,441,277,255

Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond ‘P’	$15,073,933	$8,994,144	$1,253,774	$81,596	$550,397	$23,446,296	2,153,685
PD Aggregate Bond Index ‘P’	114,059,150	4,344,877	29,765,953	3,568,270	2,224,728	94,431,072	7,283,795
PD High Yield Bond Market ‘P’	21,985,155	16,381,100	1,653,718	360,495	2,349,127	39,422,159	2,410,160
PD Large-Cap Growth Index ‘P’	161,047,670	19,809,064	13,443,568	8,631,198	26,375,959	202,420,323	4,860,638
PD Large-Cap Value Index ‘P’	169,268,013	16,081,563	6,037,509	3,138,562	24,579,761	207,030,390	6,691,393
PD Small-Cap Growth Index ‘P’	13,397,481	629,570	774,525	225,801	2,508,884	15,987,211	499,398
PD Small-Cap Value Index ‘P’	20,220,883	763,699	7,858,523	2,113,495	608,628	15,848,182	628,615
PD Emerging Markets ‘P’	55,767,678	2,096,399	14,941,873	2,429,562	2,431,106	47,782,872	2,728,503
PD International Large-Cap ‘P’	146,461,978	1,783,228	20,758,810	5,889,540	13,917,082	147,293,018	7,839,708
Total	$717,281,941	$70,883,644	$96,488,253	$26,438,519	$75,545,672	$793,661,523

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Beginning Value as of January 1, 2019	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2019
						Ending Value	Share Balance
Portfolio Optimization Conservative
Core Income ‘P’	$37,986,807	$20,544,621	$4,310,615	$373,542	$3,489,132	$58,083,487	5,110,176
Diversified Bond ‘P’	358,686,265	69,230,910	38,073,251	7,532,146	27,004,350	424,380,420	29,594,943
Floating Rate Income ‘P’	39,465,086	1,336,453	5,122,500	908,101	1,254,973	37,842,113	3,044,558
Floating Rate Loan ‘P’ (2)	34,985,996	950,840	36,958,812	4,735,504	(3,713,528)	-	-
High Yield Bond ‘P’	89,340,825	2,491,639	23,807,683	6,090,520	2,237,349	76,352,650	8,152,451
Inflation Managed ‘P’	38,067,643	494,119	14,603,940	691,393	1,303,863	25,953,078	2,080,849
Inflation Strategy ‘P’	38,129,002	543,645	13,054,646	162,471	1,720,744	27,501,216	2,520,466
Managed Bond ‘P’	189,311,639	96,658,497	19,063,830	2,840,339	12,798,027	282,544,672	18,978,566
Short Duration Bond ‘P’	214,296,815	18,649,707	34,331,248	1,407,241	5,008,018	205,030,533	19,241,521
Emerging Markets Debt ‘P’	91,793,310	583,781	38,790,815	6,883,714	1,066,215	61,536,205	4,719,236
Comstock ‘P’	9,254,453	7,180,293	1,878,074	433,460	1,042,144	16,032,276	881,636
Dividend Growth ‘P’	9,519,697	6,728,798	2,380,990	819,376	1,415,355	16,102,236	618,779
Equity Index ‘P’	7,254,212	4,402,267	1,671,756	506,006	998,826	11,489,555	156,719
Growth ‘P’	13,085,473	2,375,579	3,476,364	1,160,204	2,206,559	15,351,451	390,239
Large-Cap Growth ‘P’	17,421,686	1,326,829	9,372,211	1,470,145	2,197,405	13,043,854	798,983
Large-Cap Value ‘P’	20,190,957	1,401,328	8,204,147	1,992,556	1,489,204	16,869,898	647,181
Main Street Core ‘P’	7,954,293	602,212	2,499,374	798,808	816,780	7,672,719	159,058
Mid-Cap Equity ‘P’	14,326,953	7,971,672	3,421,136	216,094	2,216,404	21,309,987	781,847
Mid-Cap Growth ‘P’	7,222,794	13,249,291	3,069,076	385,598	2,236,605	20,025,212	1,085,956
Mid-Cap Value ‘P’	35,623,179	3,401,113	17,932,632	2,618,307	3,945,391	27,655,358	992,066
Small-Cap Equity ‘P’	-	4,799,059	247,641	5,368	(3,752)	4,553,034	169,736
Small-Cap Value ‘P’	-	3,177,609	158,379	3,135	44,666	3,067,031	122,341
Value Advantage ‘P’	15,896,025	2,688,859	2,917,587	744,026	1,965,597	18,376,920	1,010,825
Emerging Markets ‘P’	14,950,110	8,666,493	3,197,249	352,785	2,234,345	23,006,484	1,170,983
International Large-Cap ‘P’	36,792,800	1,838,361	26,348,408	4,244,742	1,205,071	17,732,566	1,640,774
International Value ‘P’	36,315,257	2,552,748	21,527,118	1,713,882	1,575,687	20,630,456	1,546,747
Real Estate ‘P’	-	7,826,334	667,869	21,559	331,403	7,511,427	264,874
Currency Strategies ‘P’	40,236,683	27,644,073	12,614,790	1,519,776	(769,867)	56,015,875	4,721,387
Equity Long/Short ‘P’	56,125,400	2,354,431	46,639,904	5,955,229	(5,769,665)	12,025,491	968,237
Global Absolute Return ‘P’ (1)	39,452,046	882,941	40,559,519	2,759,013	(2,534,481)	-	-
Total	$1,513,685,406	$322,554,502	$436,901,564	$59,345,040	$69,012,820	$1,527,696,204

Portfolio Optimization Moderate-Conservative
Core Income ‘P’	$56,307,260	$15,043,681	$5,010,581	$444,565	$4,466,879	$71,251,804	6,268,723
Diversified Bond ‘P’	527,886,928	560,453	51,621,049	11,405,356	33,047,240	521,278,928	36,352,338
Floating Rate Income ‘P’	39,268,743	22,725,318	2,624,307	488,360	1,944,361	61,802,475	4,972,271
Floating Rate Loan ‘P’ (2)	34,348,052	16,939	35,350,534	6,698,735	(5,713,192)	-	-
High Yield Bond ‘P’	97,944,592	75,277,446	10,277,014	2,985,947	8,841,366	174,772,337	18,661,079
Inflation Managed ‘P’	50,181,008	3,242	10,650,271	353,915	2,538,334	42,426,228	3,401,623
Inflation Strategy ‘P’	50,264,510	-	8,135,645	(223,082)	3,030,942	44,936,725	4,118,418
Managed Bond ‘P’	279,101,622	70,441,647	23,354,266	3,844,978	15,967,548	346,001,529	23,240,972
Short Duration Bond ‘P’	100,564,035	111,329,490	67,760,341	2,482,736	2,478,841	149,094,761	13,992,111
Emerging Markets Debt ‘P’	126,070,636	-	37,086,323	4,866,253	6,723,041	100,573,607	7,713,029
Comstock ‘P’	31,056,997	17,606,417	1,669,538	873,693	3,935,333	51,802,902	2,848,709
Developing Growth ‘P’	2,061,861	23,413	337,309	136,566	648,788	2,533,319	96,691
Dividend Growth ‘P’	35,460,609	16,093,333	5,443,851	2,061,454	5,793,002	53,964,547	2,073,757
Equity Index ‘P’	27,613,826	11,187,832	3,001,369	608,609	4,932,484	41,341,382	563,901
Growth ‘P’	48,946,889	8,526,871	7,670,220	4,434,039	8,538,885	62,776,464	1,595,799
Large-Cap Growth ‘P’	64,577,243	233,877	25,915,219	13,559,213	203,029	52,658,143	3,225,503
Large-Cap Value ‘P’	71,236,425	240,998	28,184,712	13,838,313	(1,895,490)	55,235,534	2,119,004
Main Street Core ‘P’	29,815,877	88,685	10,535,115	5,314,637	439,579	25,123,663	520,822
Mid-Cap Equity ‘P’	33,653,614	15,315,183	2,954,940	1,125,900	4,477,624	51,617,381	1,893,801
Mid-Cap Growth ‘P’	27,959,312	5,054,307	4,179,964	609,819	7,110,544	36,554,018	1,982,304
Mid-Cap Value ‘P’	72,217,102	464,144	12,232,654	2,809,943	11,057,509	74,316,044	2,665,901
Small-Cap Equity ‘P’	4,409,447	5,164,159	459,575	53,576	503,982	9,671,589	360,554
Small-Cap Growth ‘P’	5,419,831	45,260	1,380,429	279,278	435,592	4,799,532	349,544
Small-Cap Index ‘P’	7,455,894	1,491,235	413,425	100,986	1,176,493	9,811,183	399,895
Small-Cap Value ‘P’	4,273,837	5,211,926	345,649	31,249	684,169	9,855,532	393,129
Value Advantage ‘P’	56,354,254	213,184	8,111,993	1,931,033	7,309,357	57,695,835	3,173,567
Emerging Markets ‘P’	72,562,398	63,869	21,054,325	3,198,648	7,509,020	62,279,610	3,169,905
International Large-Cap ‘P’	93,862,202	153,376	30,311,745	4,027,301	11,750,871	79,482,005	7,354,379
International Small-Cap ‘P’	21,868,085	183,153	12,128,582	1,302,295	1,015,191	12,240,142	895,325
International Value ‘P’	92,027,507	321,995	5,976,899	600,608	7,487,377	94,460,588	7,082,084
Real Estate ‘P’	-	25,048,613	1,684,717	62,360	1,089,887	24,516,143	864,507
Currency Strategies ‘P’	81,936,065	36,007,558	27,491,511	4,072,366	(2,889,496)	91,634,982	7,723,600
Equity Long/Short ‘P’	110,654,443	230,442	92,532,940	11,792,532	(11,210,492)	18,933,985	1,524,477
Global Absolute Return ‘P’ (1)	79,844,485	30,933	80,353,554	5,790,845	(5,312,709)	-	-
Total	$2,437,205,589	$444,398,979	$636,240,566	$111,963,026	$138,115,889	$2,495,442,917

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Beginning Value as of January 1, 2019	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2019
						Ending Value	Share Balance
Portfolio Optimization Moderate
Core Income ‘P’	$137,085,674	$117,835,998	$15,710,217	$1,452,753	$14,580,818	$255,245,026	22,456,419
Diversified Bond ‘P’	1,290,424,617	590,123,057	151,523,301	38,915,983	105,252,256	1,873,192,612	130,630,507
Floating Rate Income ‘P’	184,229,063	16,441,905	9,183,449	1,699,122	8,608,192	201,794,833	16,235,250
Floating Rate Loan ‘P’ (2)	164,240,598	188,564	169,135,092	22,836,368	(18,130,438)	-	-
High Yield Bond ‘P’	397,488,847	3,776	77,738,794	22,447,711	14,732,501	356,934,041	38,111,149
Inflation Managed ‘P’	178,141,163	19,176	114,423,970	6,784,055	837,298	71,357,722	5,721,274
Inflation Strategy ‘P’	178,412,259	32,255	103,847,223	(31,729)	7,023,020	81,588,582	7,477,534
Managed Bond ‘P’	681,420,519	569,812,716	73,328,634	12,490,139	54,049,868	1,244,444,608	83,589,522
Short Duration Bond ‘P’	204,015,854	200,286,401	60,285,683	1,776,896	9,072,757	354,866,225	33,303,167
Emerging Markets Debt ‘P’	460,045,974	7,607	191,474,022	13,841,658	25,758,647	308,179,864	23,634,435
Comstock ‘P’	165,764,866	111,361,784	9,131,189	4,984,167	20,804,510	293,784,138	16,155,573
Developing Growth ‘P’	12,934,923	42,416	7,135,783	3,042,948	1,477,569	10,362,073	395,495
Dividend Growth ‘P’	188,106,993	151,814,693	32,217,200	16,022,961	30,095,608	353,823,055	13,596,764
Equity Index ‘P’	146,878,771	111,285,671	18,326,346	5,924,619	25,928,640	271,691,355	3,705,898
Growth ‘P’	302,887,479	144,243,955	56,696,446	32,408,912	54,642,583	477,486,483	12,137,866
Large-Cap Growth ‘P’	394,296,851	166	78,494,852	39,506,218	50,039,283	405,347,666	24,829,018
Large-Cap Value ‘P’	371,521,457	192,432	126,929,159	64,191,371	(1,116,030)	307,860,071	11,810,453
Main Street Core ‘P’	160,119,166	-	18,820,386	10,091,397	23,256,963	174,647,140	3,620,491
Mid-Cap Equity ‘P’	181,503,858	76,585,641	15,570,562	8,083,165	21,912,798	272,514,900	9,998,359
Mid-Cap Growth ‘P’	190,156,007	8,302,017	27,363,839	3,882,482	46,837,699	221,814,366	12,028,871
Mid-Cap Value ‘P’	372,918,631	142,161	67,963,852	28,322,332	42,681,450	376,100,722	13,491,665
Small-Cap Equity ‘P’	63,952,785	89,380	12,490,006	2,726,456	5,404,601	59,683,216	2,224,970
Small-Cap Growth ‘P’	31,561,299	57,120	21,302,793	6,184,810	(1,715,184)	14,785,252	1,076,792
Small-Cap Index ‘P’	83,999,458	331,249	47,466,645	14,769,587	(1,171,156)	50,462,493	2,056,805
Small-Cap Value ‘P’	70,779,250	230,168	15,527,079	1,131,729	9,251,268	65,865,336	2,627,312
Value Advantage ‘P’	296,626,860	2,618,956	19,961,788	8,540,113	40,844,917	328,669,058	18,078,483
Emerging Markets ‘P’	493,043,960	1,825	205,638,769	46,734,187	23,795,604	357,936,807	18,218,254
International Large-Cap ‘P’	491,342,767	-	175,185,856	32,605,261	48,462,451	397,224,623	36,754,741
International Small-Cap ‘P’	178,565,982	798,665	147,785,745	15,818,366	2,850,081	50,247,349	3,675,422
International Value ‘P’	480,506,120	11,249	54,203,136	4,749,500	37,301,591	468,365,324	35,115,201
Real Estate ‘P’	47,904,056	102,177,743	14,595,330	2,465,133	12,088,206	150,039,808	5,290,821
Currency Strategies ‘P’	364,959,657	111,825,974	192,658,227	28,193,601	(24,251,908)	288,069,097	24,280,363
Equity Long/Short ‘P’	487,168,549	968,451	429,004,120	65,523,236	(61,560,514)	63,095,602	5,080,166
Global Absolute Return ‘P’ (1)	353,823,001	140,326	356,252,007	21,482,236	(19,193,556)	-	-
Total	$9,806,827,314	$2,317,973,497	$3,117,371,500	$589,597,743	$610,452,393	$10,207,479,447

Portfolio Optimization Growth
Core Income ‘P’	$59,990,343	$79,372,269	$7,771,561	$738,359	$7,618,995	$139,948,405	12,312,640
Diversified Bond ‘P’	553,014,937	466,801,629	70,795,770	15,376,124	57,871,517	1,022,268,437	71,289,756
Floating Rate Income ‘P’	88,296,550	56,688	6,905,159	427,567	4,378,509	86,254,155	6,939,512
Floating Rate Loan ‘P’ (2)	79,858,001	89,530	82,233,644	4,182,751	(1,896,638)	-	-
High Yield Bond ‘P’	167,798,587	44,443,088	11,594,871	1,754,157	16,028,240	218,429,201	23,322,482
Inflation Managed ‘P’	85,911,473	51,040	67,411,772	3,481,123	(223,079)	21,808,785	1,748,571
Inflation Strategy ‘P’	86,038,207	62,960	66,970,473	1,342,948	1,359,937	21,833,579	2,001,031
Managed Bond ‘P’	293,984,455	385,129,597	36,518,183	4,946,744	29,429,976	676,972,589	45,472,345
Short Duration Bond ‘P’	-	295,154,902	170,311,403	1,568,710	3,600,502	130,012,711	12,201,316
Emerging Markets Debt ‘P’	301,802,027	57,479	108,398,668	8,889,061	17,875,289	220,225,188	16,889,156
Comstock ‘P’	184,989,792	142,951,562	7,842,504	4,287,354	24,711,820	349,098,024	19,197,356
Developing Growth ‘P’	26,037,328	64	12,996,621	7,468,639	1,708,528	22,217,938	848,005
Dividend Growth ‘P’	212,868,265	198,953,397	34,968,461	16,598,837	37,571,235	431,023,273	16,563,425
Equity Index ‘P’	165,364,789	138,319,574	19,161,231	6,220,332	30,350,250	321,093,714	4,379,751
Growth ‘P’	320,034,769	216,696,348	61,494,602	25,688,717	71,558,796	572,484,028	14,552,736
Large-Cap Growth ‘P’	414,192,839	27,094,914	51,097,039	24,731,321	73,522,036	488,444,071	29,918,974
Large-Cap Value ‘P’	411,878,454	-	117,567,636	59,194,216	11,770,961	365,275,995	14,013,103
Main Street Core ‘P’	180,232,280	6,405,140	17,705,603	10,333,697	27,868,758	207,134,272	4,293,960
Mid-Cap Equity ‘P’	191,808,522	68,936,770	14,391,484	8,197,913	23,287,617	277,839,338	10,193,708
Mid-Cap Growth ‘P’	182,884,021	49,360,445	26,646,288	14,999,023	36,203,387	256,800,588	13,926,155
Mid-Cap Value ‘P’	377,972,587	-	103,385,934	34,983,495	35,193,537	344,763,685	12,367,528
Small-Cap Equity ‘P’	78,159,335	2,741	19,425,822	9,417,874	489,745	68,643,873	2,559,021
Small-Cap Growth ‘P’	61,916,924	1,701	40,905,847	11,867,579	(3,134,516)	29,745,841	2,166,353
Small-Cap Index ‘P’	125,222,187	2,105	75,753,981	23,547,207	(3,386,479)	69,631,039	2,838,097
Small-Cap Value ‘P’	87,184,931	25,757	30,003,304	7,542,178	5,065,797	69,815,359	2,784,875
Value Advantage ‘P’	328,367,637	22,533,533	18,610,085	4,271,689	51,151,907	387,714,681	21,326,295
Emerging Markets ‘P’	586,665,142	346	231,592,771	49,215,279	35,042,631	439,330,627	22,361,034
International Large-Cap ‘P’	625,992,719	-	266,310,612	50,192,796	50,367,032	460,241,935	42,585,661
International Small-Cap ‘P’	229,040,382	317,437	166,969,871	20,821,569	3,185,628	86,395,145	6,319,510
International Value ‘P’	613,701,798	10,781	121,392,220	10,597,565	42,935,999	545,853,923	40,924,828
Real Estate ‘P’	81,124,099	86,843,304	17,296,282	6,292,176	14,486,801	171,450,098	6,045,807
Currency Strategies ‘P’	308,126,803	82,810,574	181,918,722	26,489,743	(23,564,890)	211,943,508	17,863,996
Equity Long/Short ‘P’	414,093,909	351,466	372,568,547	46,826,412	(42,991,870)	45,711,370	3,680,468
Global Absolute Return ‘P’ (1)	298,545,323	126,852	300,651,670	5,611,594	(3,632,099)	-	-
Total	$8,223,099,415	$2,312,963,993	$2,939,568,641	$528,104,749	$635,805,859	$8,760,405,375

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Beginning Value as of January 1, 2019	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2019
						Ending Value	Share Balance
Portfolio Optimization Aggressive-Growth
Core Income ‘P’	$2,913,787	$10,924,010	$700,281	$34,396	$735,544	$13,907,456	1,223,576
Diversified Bond ‘P’	23,703,251	81,354,594	6,038,899	810,611	5,873,841	105,703,398	7,371,419
Floating Rate Income ‘P’	15,228,288	13,330	6,222,407	381,689	381,695	9,782,595	787,051
Floating Rate Loan ‘P’ (2)	13,319,002	9,387	13,709,060	694,631	(313,960)	-	-
High Yield Bond ‘P’	19,009,984	29,988,541	2,204,426	147,547	2,624,274	49,565,920	5,292,334
Inflation Managed ‘P’	9,733,924	3,491	10,022,892	214,691	70,786	-	-
Inflation Strategy ‘P’	9,749,972	4,457	9,965,414	209,745	1,240	-	-
Managed Bond ‘P’	12,741,757	56,795,349	3,373,744	307,576	2,942,913	69,413,851	4,662,538
Short Duration Bond ‘P’	-	47,641,431	38,431,882	347,901	272,125	9,829,575	922,477
Emerging Markets Debt ‘P’	48,858,493	11,982	13,339,359	(65,225)	4,580,470	40,046,361	3,071,171
Comstock ‘P’	52,112,004	35,308,292	2,316,402	1,117,081	6,977,687	93,198,662	5,125,116
Developing Growth ‘P’	5,191,209	4,839,197	1,168,735	475,313	1,781,380	11,118,364	424,361
Dividend Growth ‘P’	56,785,343	42,090,412	8,619,261	3,362,666	10,332,610	103,951,770	3,994,674
Equity Index ‘P’	44,119,763	29,328,580	4,895,832	1,799,645	7,572,996	77,925,152	1,062,907
Growth ‘P’	79,644,600	39,235,856	14,669,081	5,901,465	16,978,394	127,091,234	3,230,702
Large-Cap Growth ‘P’	103,078,310	4,659	19,513,235	10,202,966	13,124,676	106,897,376	6,547,853
Large-Cap Value ‘P’	117,508,692	14,956	40,480,404	12,872,675	7,026,140	96,942,059	3,718,994
Main Street Core ‘P’	48,356,531	-	8,197,523	4,483,142	5,400,616	50,042,766	1,037,403
Mid-Cap Equity ‘P’	59,543,756	12,714,139	4,951,329	2,653,824	6,973,820	76,934,210	2,822,656
Mid-Cap Growth ‘P’	61,901,758	16,309	16,332,764	8,497,883	7,275,859	61,359,045	3,327,467
Mid-Cap Value ‘P’	114,959,119	18	34,790,219	14,196,608	6,952,338	101,317,864	3,634,523
Small-Cap Equity ‘P’	21,395,132	358,295	1,027,180	474,543	2,229,589	23,430,379	873,477
Small-Cap Growth ‘P’	13,312,930	1,123,213	594,709	173,449	1,472,346	15,487,229	1,127,916
Small-Cap Index ‘P’	32,254,520	37,423	11,834,047	3,685,068	1,600,857	25,743,821	1,049,295
Small-Cap Value ‘P’	24,293,860	38,474	5,070,338	1,312,930	2,249,892	22,824,818	910,463
Value Advantage ‘P’	92,994,389	37,852	5,507,401	2,340,202	13,108,586	102,973,628	5,664,077
Emerging Markets ‘P’	151,439,079	176,957	43,961,487	10,137,258	12,149,606	129,941,413	6,613,753
International Large-Cap ‘P’	165,779,005	-	47,917,402	13,919,106	14,036,330	145,817,039	13,492,284
International Small-Cap ‘P’	77,789,364	133,914	56,615,756	14,654,846	(6,499,727)	29,462,641	2,155,092
International Value ‘P’	162,429,846	701,808	4,798,996	813,503	13,355,592	172,501,753	12,933,139
Real Estate ‘P’	18,421,876	39,621,378	5,117,310	2,019,775	3,602,921	58,548,640	2,064,588
Currency Strategies ‘P’	57,844,843	18,744,070	29,132,933	4,235,769	(3,619,554)	48,072,195	4,051,842
Equity Long/Short ‘P’	78,291,872	90,461	68,629,402	12,957,617	(12,340,655)	10,369,893	834,936
Global Absolute Return ‘P’ (1)	55,901,162	21,751	56,279,596	570,411	(213,728)	-	-
Total	$1,850,607,421	$451,384,586	$596,429,706	$135,941,307	$148,697,499	$1,990,201,107

(1)	All shares in the Global Absolute Return Portfolio were fully redeemed on April 30, 2019.
(2)	All shares in the Floating Rate Loan Portfolio were acquired by the Floating Rate Income Portfolio as of March 15, 2019.

As of June 30, 2019, Pacific Life owned 41.17% of the total shares outstanding of the Diversified Alternatives Portfolio.

D. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each Fund at the time of such deferral and are payable in accordance with the Plan. An independent trustee who defers compensation has the ability to select credit rate options that track the performance, at NAV of Class I shares of the Trust or at NAV of Class A or Class P of certain series of the Pacific Funds Series Trust without a sales load. Pacific Funds Series Trust is a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. PLFA is the Investment Adviser to Pacific Funds Series Trust. The obligation of each Fund under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended June 30, 2019, such expenses increased by $142,647 for all applicable Funds presented in these financial statements as a result of the market value appreciation on such accounts. As of June 30, 2019, the total amount in the DCP Liability accounts was $1,421,772 for all applicable Funds presented in these financial statements.

E. OFFICERS OF THE TRUST

All officers of the Trust are also officers of Pacific Life and/or PLFA and received no compensation from the Trust.

F. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

G. INTERFUND TRANSACTIONS

In accordance with Rule 17a-7 under the 1940 Act and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust or certain affiliates of the Trust if conducted at the independent “current market price” (the last sales price, intra-day price, or average of highest bid/lowest offer, as applicable) on a commission-free basis with no remuneration paid in connection with the transaction (other than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board will be asked to determine that the transactions were conducted in compliance with applicable Trust policies and procedures.

For the period ended June 30, 2019, the purchase and sale transactions with an affiliated Fund conducted in compliance with Rule 17a-7 under the 1940 Act are summarized in the following table:

Portfolio	Purchases	Sales	Net Realized Gain (Loss)
Small-Cap Index	$161,037	$710,969	$407,579
Small-Cap Equity	121,879	230,951	10,784

8. COMMITTED LINE OF CREDIT

The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing under the line of credit agreement is the higher of the Federal Funds effective rate or the One-Month LIBOR rate, plus 1.25%. The Trust pays the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line of credit, up to an annual maximum of $187,500. As of June 30, 2019, the actual interest rate on borrowing by the Trust was 3.68%. The committed line of credit will expire on October 15, 2019, unless renewed, and is available to all Funds presented in these financial statements except the Diversified Alternatives, Equity Long/Short, Pacific Dynamix, Portfolio Optimization, and PSF DFA Balanced Allocation Portfolios. The commitment fees and interest incurred by each applicable Fund presented in these financial statements are recorded as an expense. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund. During the reporting period, the weighted average interest rate and the average dollar amount of borrowings on the days that each applicable Fund had a loan outstanding were as follows:

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
Floating Rate Income	3.66%	$3,547,431
Managed Bond	3.67%	2,079,966
Developing Growth	3.73%	923,028
Growth	3.74%	1,414,568
Large-Cap Growth	3.73%	2,557,893
Mid-Cap Equity	3.73%	1,121,632

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
Mid-Cap Value	3.72%	$1,858,969
Small-Cap Equity	3.25%	5,634,892
Emerging Markets	3.74%	23,375,589
International Large-Cap	3.76%	605,838
International Small-Cap	3.74%	8,014,740
Real Estate	3.73%	659,366

None of the Funds presented in these financial statements had a loan outstanding in connection with this revolving line of credit as of June 30, 2019.

9. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended June 30, 2019, are summarized in the following table:

	U.S. Government Securities
Portfolio	Purchases	Sales
Core Income	$126,962,656	$90,746,466
Diversified Bond	6,168,853,905	5,699,042,117
Inflation Managed	1,293,627,627	1,633,484,695
Inflation Strategy	54,170,352	220,021,591
Managed Bond	16,172,055,423	16,059,719,807
Short Duration Bond	918,926,032	795,125,603

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Other Securities
Portfolio	Purchases	Sales
Core Income	$322,013,093	$137,505,684
Diversified Bond	817,640,551	253,274,800
Floating Rate Income	322,669,348	412,612,092
High Yield Bond	339,237,609	312,602,558
Inflation Managed	32,895,828	52,303,552
Inflation Strategy	45,794,890	149,479,332
Managed Bond	1,028,063,172	373,125,983
Short Duration Bond	520,046,508	309,974,492
Emerging Markets Debts	213,416,106	551,093,807
Comstock	399,546,922	131,012,156
Developing Growth	76,682,018	99,772,097
Dividend Growth	465,359,597	160,265,094
Equity Index	308,266,881	32,498,183
Focused Growth	40,695,451	43,082,455
Growth	505,243,473	253,845,793
Large-Cap Growth	298,754,759	437,334,365
Large-Cap Value	45,678,982	341,484,827
Main Street Core	210,542,402	304,873,908
Mid-Cap Equity	1,019,812,818	862,270,038
Mid-Cap Growth	149,161,416	151,232,238
Mid-Cap Value	213,853,147	439,854,656
Small-Cap Equity	58,495,380	78,490,337

	Other Securities
Portfolio	Purchases	Sales
Small-Cap Growth	$13,995,648	$76,493,185
Small-Cap Index	67,215,880	209,889,228
Small-Cap Value	67,706,642	113,657,010
Value Advantage	76,342,278	89,899,108
Emerging Markets	211,810,372	717,457,601
International Large-Cap	78,822,405	604,746,845
International Small-Cap	133,873,162	501,286,502
International Value	238,743,852	425,888,722
Health Sciences	84,268,159	106,073,136
Real Estate	317,889,326	102,368,084
Technology	21,989,347	28,539,802
Currency Strategies	283,160,213	76,900,461
Diversified Alternatives	2,388,656	2,038,758
Pacific Dynamix – Conservative Growth	49,522,932	72,324,236
Pacific Dynamix – Moderate Growth	212,233,719	290,575,139
Pacific Dynamix – Growth	70,883,644	96,488,253
Portfolio Optimization Conservative	322,554,502	436,901,564
Portfolio Optimization Moderate-Conservative	444,398,979	636,240,566
Portfolio Optimization Moderate	2,317,973,497	3,117,371,500
Portfolio Optimization Growth	2,312,963,993	2,939,568,641
Portfolio Optimization Aggressive-Growth	451,384,586	596,429,706
PSF DFA Balanced Allocation	48,067,103	25,785,392

10. SECURED BORROWINGS

The contractual maturity of secured borrowings and type of collateral pledged as of June 30, 2019, are summarized in the following table:

		Remaining Contractual Maturity of the Agreements
Secured Borrowings	Collateral Type	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 Days	Total
Inflation Managed
Sale-buyback financing transactions	U.S. Treasury Obligations	$-	$273,204,490	$-	$-	$273,204,490

Total borrowings		$-	$273,204,490	$-	$-	$273,204,490

Inflation Strategy
Reverse repurchase agreements	U.S. Treasury Obligations	$139,025,950	$-	$-	$-	$139,025,950

Total borrowings		$139,025,950	$-	$-	$-	$139,025,950

Managed Bond
Reverse repurchase agreements	U.S. Treasury Obligations	$4,555,000	$-	$-	$-	$4,555,000
Sale-buyback financing transactions	U.S. Treasury Obligations	975,785	353,555,086	97,981,688	-	452,512,559

Total borrowings		$5,530,785	$353,555,086	$97,981,688	$-	$457,067,559

11. FEDERAL INCOME TAX INFORMATION

Each Fund presented in these financial statements is treated as a partnership for Federal income tax purposes. A Fund that is treated as a partnership for Federal income tax purposes is not subject to income tax; and any income, gains, losses, deductions, and credits of the Fund are instead “passed through” pro rata to the insurance companies whose separate accounts invest in the Fund and retain the same character for Federal income tax purposes. An insurance company may benefit from this tax treatment. No dividends and capital gains distributions have been made by the Funds under the current dividend and distribution policy since partnerships are not required to distribute taxable income and capital gains for Federal income tax purposes (see Note 2B).

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and short sales for Federal income tax purposes as of June 30, 2019, were as follows:

		Gross	Gross	Net Unrealized	Net Unrealized	Net
Portfolio	Total Cost of Investments on Tax Basis (1)	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments	Appreciation (Depreciation) on Other (2)	Unrealized Appreciation (Depreciation)
Core Income	$551,108,798	$19,702,935	($1,564,927)	$18,138,008	$-	$18,138,008
Diversified Bond	4,579,453,053	155,011,171	(64,027,421)	90,983,750	15,717,077	106,700,827
Floating Rate Income	674,410,260	1,077,869	(7,947,586)	(6,869,717)	-	(6,869,717)
High Yield Bond	1,143,626,257	33,781,450	(17,808,839)	15,972,611	-	15,972,611
Inflation Managed	755,646,679	4,854,783	(2,889,082)	1,965,701	(6,296,256)	(4,330,555)
Inflation Strategy	333,138,348	4,741,640	(610,217)	4,131,423	324,257	4,455,680
Managed Bond	5,224,662,299	94,501,156	(27,127,978)	67,373,178	(17,308,466)	50,064,712
Short Duration Bond	1,368,169,490	14,136,514	(1,272,241)	12,864,273	1,172,035	14,036,308
Emerging Markets Debt	752,563,546	34,546,937	(20,918,884)	13,628,053	2,204,773	15,832,826
Comstock	964,980,845	139,395,133	(48,676,295)	90,718,838	(955,995)	89,762,843
Developing Growth	172,274,398	55,300,806	(4,632,746)	50,668,060	-	50,668,060
Dividend Growth	1,121,141,225	290,761,113	(14,964,294)	275,796,819	-	275,796,819

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

		Gross	Gross	Net Unrealized	Net Unrealized	Net
Portfolio	Total Cost of Investments on Tax Basis (1)	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments	Appreciation (Depreciation) on Other (2)	Unrealized Appreciation (Depreciation)
Equity Index	$2,192,046,883	$1,066,355,338	( $ 91,650,730)	$974,704,608	$165,058	$974,869,666
Focused Growth	155,479,627	65,499,188	(1,011,752)	64,487,436	-	64,487,436
Growth	1,358,970,822	563,303,243	(4,927,143)	558,376,100	-	558,376,100
Large-Cap Growth	1,062,490,685	310,470,427	(10,941,136)	299,529,291	-	299,529,291
Large-Cap Value	879,654,498	355,186,001	(29,886,414)	325,299,587	-	325,299,587
Main Street Core	907,933,069	171,299,200	(16,905,379)	154,393,821	-	154,393,821
Mid-Cap Equity	1,039,491,352	56,412,234	(23,360,431)	33,051,803	-	33,051,803
Mid-Cap Growth	766,656,487	198,660,044	(14,923,686)	183,736,358	-	183,736,358
Mid-Cap Value	956,063,127	106,188,141	(30,491,192)	75,696,949	-	75,696,949
Small-Cap Equity	247,183,582	22,319,601	(25,747,154)	(3,427,553)	27,689	(3,399,864)
Small-Cap Growth	57,810,183	11,018,764	(4,292,065)	6,726,699	-	6,726,699
Small-Cap Index	602,720,040	149,723,526	(76,686,283)	73,037,243	421,898	73,459,141
Small-Cap Value	374,088,092	38,166,209	(40,379,105)	(2,212,896)	-	(2,212,896)
Value Advantage	784,339,868	183,821,208	(28,625,488)	155,195,720	-	155,195,720
Emerging Markets	1,197,213,983	311,508,636	(71,534,176)	239,974,460	-	239,974,460
International Large-Cap	1,469,610,722	281,472,470	(96,839,968)	184,632,502	-	184,632,502
International Small-Cap	261,380,867	30,540,755	(28,483,402)	2,057,353	-	2,057,353
International Value	1,734,230,808	64,538,511	(226,649,898)	(162,111,387)	-	(162,111,387)
Health Sciences	301,719,719	96,745,072	(5,049,377)	91,695,695	27,333	91,723,028
Real Estate	617,051,096	73,599,846	(7,902,956)	65,696,890	-	65,696,890
Technology	121,653,190	56,885,965	(1,330,680)	55,555,285	-	55,555,285
Currency Strategies	702,089,873	950,354	(1,270,436)	(320,082)	1,405,854	1,085,772
Diversified Alternatives	5,317,911	243,413	(21,974)	221,439	-	221,439
Equity Long/Short	152,623,704	-	(9,540)	(9,540)	(20,977,879)	(20,987,419)
Pacific Dynamix – Conservative Growth	451,963,518	93,446,848	-	93,446,848	-	93,446,848
Pacific Dynamix – Moderate Growth	1,879,344,068	561,933,187	-	561,933,187	-	561,933,187
Pacific Dynamix – Growth	608,212,089	185,449,434	-	185,449,434	-	185,449,434
Portfolio Optimization Conservative	1,375,065,129	154,861,051	(2,229,976)	152,631,075	-	152,631,075
Portfolio Optimization Moderate-Conservative	2,152,692,097	347,603,471	(4,852,651)	342,750,820	-	342,750,820
Portfolio Optimization Moderate	8,629,415,178	1,590,363,255	(12,298,986)	1,578,064,269	-	1,578,064,269
Portfolio Optimization Growth	7,295,527,955	1,473,851,042	(8,973,622)	1,464,877,420	-	1,464,877,420
Portfolio Optimization Aggressive-Growth	1,640,522,433	351,690,548	(2,011,874)	349,678,674	-	349,678,674
PSF DFA Balanced Allocation	194,921,622	9,430,350	(318,358)	9,111,992	-	9,111,992

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale loss deferrals.
(2)	Other includes net appreciation or depreciation on derivatives and short sales, if any.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after December 31, 2014.

12. REORGANIZATION

On March 15, 2019, the Floating Rate Income Portfolio (“Surviving Portfolio”) acquired all of the assets and liabilities of the Floating Rate Loan Portfolio (“Acquired Portfolio”), in a tax-free exchange for Federal tax purposes, pursuant to the plan of reorganization (“Reorganization”) approved by the Board and shareholders of record of the Floating Rate Loan Portfolio as of the applicable record date. PLFA, the Surviving Portfolio and Acquired Portfolio shared the costs of the Reorganization. The value of shares issued by the Surviving Portfolio is presented in the Statements of Changes in Net Assets. The number of shares acquired and issued by the Surviving Portfolio, the net assets and unrealized appreciation or depreciation of the Acquired Portfolio as of the reorganization date immediately prior to the Reorganization, and the net assets of the Surviving Portfolio as of the reorganization date immediately prior to and after the Reorganization, were as follows:

Date of Reorganization	Surviving Portfolio	Acquired Portfolio	Shares Acquired	Shares Issued In Acquisition	Surviving Portfolio Net Assets	Acquired Portfolio Net Assets	Net Assets After Reorganization	Acquired Portfolio Unrealized Appreciation/ (Depreciation)
March 15, 2019	Floating Rate Income	Floating Rate Loan	25,477,349	15,047,839	$468,160,520	$177,212,471	$645,372,991	$5,375,421

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Assuming the acquisition had been completed on January 1, 2019, the beginning of the annual reporting period of the Surviving Portfolio, the pro forma results of operations for the period ended June 30, 2019 were as follows:

Floating Rate Income
Net Investment income	$18,479,939	(1)
Net gain (loss)	12,366,792	(2)

Net increase (decrease) in net assets resulting from operations	$30,846,731

(1)	$16,918,155 as reported, plus $1,561,784 from the Floating Rate Loan Portfolio pre-merger.
(2)	$8,745,905 as reported, plus $3,620,887 from the Floating Rate Loan Portfolio pre-merger.

Because the Surviving Portfolio has been managed as single integrated portfolios since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that has been included in the Surviving Portfolio’s statements of operation since March 15, 2019.

13. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the period ended June 30, 2019 and the fiscal year ended December 31, 2018 were as follows:

	Period Ended June 30, 2019	Year Ended December 31, 2018	Period Ended June 30, 2019	Year Ended December 31, 2018	Period Ended June 30, 2019	Year Ended December 31, 2018
	Core Income Portfolio		Diversified Bond Portfolio		Floating Rate Income Portfolio
Class I
Shares sold	696,111	564,165	3,212,401	7,034,364	1,391,999	3,606,898
Share issued in connection with acquisition (1)					15,047,839	-
Share repurchased	(241,456)	(255,298)	(2,862,066)	(6,294,874)	(2,717,960)	(1,243,579)
Net Increase (decrease)	454,655	308,867	350,335	739,490	13,721,878	2,363,319
Shares outstanding, beginning of year or period	2,030,179	1,721,312	38,790,721	38,051,231	7,740,955	5,377,636
Shares outstanding, end of year or period	2,484,834	2,030,179	39,141,056	38,790,721	21,462,833	7,740,955

Class P
Shares sold	22,494,617	2,378,387	89,279,888	2,481,854	3,312,219	116,230
Shares repurchased	(3,042,610)	(9,578,143)	(23,143,839)	(54,219,885)	(2,448,748)	(16,598,161)
Net increase (decrease)	19,452,007	(7,199,756)	66,136,049	(51,738,031)	863,471	(16,481,931)
Shares outstanding, beginning of year or period	27,919,527	35,119,283	209,102,914	260,840,945	31,155,228	47,637,159
Shares outstanding, end of year or period	47,371,534	27,919,527	275,238,963	209,102,914	32,018,699	31,155,228

	High Yield Bond Portfolio		Inflation Managed Portfolio		Inflation Strategy Portfolio
Class I
Shares sold	4,446,270	5,413,304	687,487	1,686,164	74,492	345,156
Share repurchased	(3,194,674)	(11,140,364)	(2,164,906)	(5,151,599)	(198,873)	(336,127)
Net Increase (decrease)	1,251,596	(5,727,060)	(1,477,419)	(3,465,435)	(124,381)	9,029
Shares outstanding, beginning of year or period	34,647,877	40,374,937	28,819,477	32,284,912	2,179,166	2,170,137
Shares outstanding, end of year or period	35,899,473	34,647,877	27,342,058	28,819,477	2,054,785	2,179,166

Class P
Shares sold	16,772,834	45,802,178	50,255	4,582,375	62,116	24,627,385
Shares repurchased	(13,853,619)	(14,684,154)	(18,003,489)	(4,606,492)	(19,226,477)	(5,176,187)
Net increase (decrease)	2,919,215	31,118,024	(17,953,234)	(24,117)	(19,164,361)	19,451,198
Shares outstanding, beginning of year or period	90,620,280	59,502,256	30,927,766	30,951,883	35,281,810	15,830,612
Shares outstanding, end of year or period	93,539,495	90,620,280	12,974,532	30,927,766	16,117,449	35,281,810

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2019	Year Ended December 31, 2018	Period Ended June 30, 2019	Year Ended December 31, 2018	Period Ended June 30, 2019	Year Ended December 31, 2018
	Managed Bond Portfolio		Short Duration Bond Portfolio		Emerging Markets Debt Portfolio
Class I
Shares sold	1,935,063	4,410,085	3,653,636	6,098,076	372,700	1,269,026
Share repurchased	(3,271,288)	(7,151,473)	(2,473,080)	(6,422,358)	(327,420)	(1,256,397)
Net Increase (decrease)	(1,336,225)	(2,741,388)	1,180,556	(324,282)	45,280	12,629
Shares outstanding, beginning of year or period	66,190,161	68,931,549	48,639,951	48,964,233	3,874,536	3,861,907
Shares outstanding, end of year or period	64,853,936	66,190,161	49,820,507	48,639,951	3,919,816	3,874,536

Class P
Shares sold	82,681,812	1,108,906	64,963,719	557,068	79,331	68,871,788
Shares repurchased	(10,756,247)	(33,577,877)	(35,484,121)	(115,072,387)	(31,249,512)	(7,698,425)
Net increase (decrease)	71,925,565	(32,468,971)	29,479,598	(114,515,319)	(31,170,181)	61,173,363
Shares outstanding, beginning of year or period	104,018,378	136,487,349	50,180,995	164,696,314	87,282,523	26,109,160
Shares outstanding, end of year or period	175,943,943	104,018,378	79,660,593	50,180,995	56,112,342	87,282,523

	Comstock Portfolio		Developing Growth Portfolio		Dividend Growth Portfolio
Class I
Shares sold	227,453	762,863	278,669	1,503,210	538,156	850,963
Share repurchased	(796,475)	(1,746,646)	(623,965)	(1,854,485)	(862,805)	(2,168,651)
Net Increase (decrease)	(569,022)	(983,783)	(345,296)	(351,275)	(324,649)	(1,317,688)
Shares outstanding, beginning of year or period	16,765,941	17,749,724	8,141,488	8,492,763	18,870,720	20,188,408
Shares outstanding, end of year or period	16,196,919	16,765,941	7,796,192	8,141,488	18,546,071	18,870,720

Class P
Shares sold	17,502,447	129,495	200,429	5,605	17,057,719	9,091,148
Shares repurchased	(1,255,652)	(12,912,958)	(883,411)	(4,175,155)	(3,369,224)	(5,919,313)
Net increase (decrease)	16,246,795	(12,783,463)	(682,982)	(4,169,550)	13,688,495	3,171,835
Shares outstanding, beginning of year or period	27,961,595	40,745,058	2,447,535	6,617,085	23,158,904	19,987,069
Shares outstanding, end of year or period	44,208,390	27,961,595	1,764,553	2,447,535	36,847,399	23,158,904

	Equity Index Portfolio		Focused Growth Portfolio		Growth Portfolio
Class I
Shares sold	1,231,513	2,649,918	345,225	833,696	503,024	961,202
Share repurchased	(1,406,268)	(3,329,431)	(426,162)	(998,214)	(1,079,179)	(2,317,053)
Net Increase (decrease)	(174,755)	(679,513)	(80,937)	(164,518)	(576,155)	(1,355,851)
Shares outstanding, beginning of year or period	34,668,136	35,347,649	6,411,292	6,575,810	18,722,591	20,078,442
Shares outstanding, end of year or period	34,493,381	34,668,136	6,330,355	6,411,292	18,146,436	18,722,591

Class P
Shares sold	4,209,893	26,074	-	-	11,312,915	11,005,478
Shares repurchased	(663,159)	(7,343,164)	-	-	(3,891,650)	(7,123,900)
Net increase (decrease)	3,546,734	(7,317,090)	-	-	7,421,265	3,881,578
Shares outstanding, beginning of year or period	6,322,442	13,639,532	843	843	24,486,076	20,604,498
Shares outstanding, end of year or period	9,869,176	6,322,442	843	843	31,907,341	24,486,076

	Large-Cap Growth Portfolio		Large-Cap Value Portfolio		Main Street Core Portfolio
Class I
Shares sold	1,105,997	3,879,254	397,706	733,415	45,955	129,759
Shares issued in connection with acquisition	-	-	-	-	-	1,553,041
Share repurchased	(1,477,852)	(3,425,363)	(1,168,067)	(2,314,261)	(954,519)	(2,011,844)
Net Increase (decrease)	(371,855)	453,891	(770,361)	(1,580,846)	(908,564)	(329,044)
Shares outstanding, beginning of year or period	21,561,837	21,107,946	16,097,652	17,678,498	14,939,792	15,268,836
Shares outstanding, end of year or period	21,189,982	21,561,837	15,327,291	16,097,652	14,031,228	14,939,792

Class P
Shares sold	1,894,933	47,163,179	81,491	185,932	158,337	34,053
Shares repurchased	(12,010,394)	(20,436,318)	(12,869,823)	(24,910,022)	(1,260,643)	(7,377,126)
Net increase (decrease)	(10,115,461)	26,726,861	(12,788,332)	(24,724,090)	(1,102,306)	(7,343,073)
Shares outstanding, beginning of year or period	75,435,792	48,708,931	45,097,067	69,821,157	10,734,039	18,077,112
Shares outstanding, end of year or period	65,320,331	75,435,792	32,308,735	45,097,067	9,631,733	10,734,039

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2019	Year Ended December 31, 2018	Period Ended June 30, 2019	Year Ended December 31, 2018	Period Ended June 30, 2019	Year Ended December 31, 2018
	Mid-Cap Equity Portfolio		Mid-Cap Growth Portfolio		Mid-Cap Value Portfolio
Class I
Shares sold	1,014,470	1,272,961	1,164,501	1,787,400	297,700	536,496
Share repurchased	(808,053)	(1,988,478)	(1,344,847)	(2,641,607)	(438,254)	(873,893)
Net Increase (decrease)	206,417	(715,517)	(180,346)	(854,207)	(140,554)	(337,397)
Shares outstanding, beginning of year or period	16,778,771	17,494,288	21,190,829	22,045,036	5,973,718	6,311,115
Shares outstanding, end of year or period	16,985,188	16,778,771	21,010,483	21,190,829	5,833,164	5,973,718

Class P
Shares sold	6,737,607	5,512,120	4,373,238	30,516,997	167,171	226,710
Shares repurchased	(1,531,083)	(3,916,786)	(4,479,872)	(7,601,405)	(8,858,826)	(20,452,213)
Net increase (decrease)	5,206,524	1,595,334	(106,634)	22,915,592	(8,691,655)	(20,225,503)
Shares outstanding, beginning of year or period	20,483,847	18,888,513	32,457,387	9,541,795	41,843,338	62,068,841
Shares outstanding, end of year or period	25,690,371	20,483,847	32,350,753	32,457,387	33,151,683	41,843,338

	Small-Cap Equity Portfolio		Small-Cap Growth Portfolio		Small-Cap Index Portfolio
Class I
Shares sold	200,244	506,136			1,287,067	2,615,260
Share repurchased	(267,085)	(1,174,943)			(1,484,308)	(3,408,462)
Net Increase (decrease)	(66,841)	(668,807)			(197,241)	(793,202)
Shares outstanding, beginning of year or period	3,841,877	4,510,684			21,708,877	22,502,079
Shares outstanding, end of year or period	3,775,036	3,841,877			21,511,636	21,708,877

Class P
Shares sold	387,838	5,703	87,756	1,523,358	77,564	141,706
Shares repurchased	(1,245,712)	(8,602,276)	(4,555,520)	(5,773,705)	(5,579,081)	(3,604,133)
Net increase (decrease)	(857,874)	(8,596,573)	(4,467,764)	(4,250,347)	(5,501,517)	(3,462,427)
Shares outstanding, beginning of year or period	7,045,631	15,642,204	9,188,368	13,438,715	11,845,609	15,308,036
Shares outstanding, end of year or period	6,187,757	7,045,631	4,720,604	9,188,368	6,344,092	11,845,609

	Small-Cap Value Portfolio		Value Advantage Portfolio		Emerging Markets Portfolio
Class I
Shares sold	454,232	634,110	329,734	569,510	527,298	2,639,119
Share repurchased	(666,447)	(1,508,960)	(133,352)	(392,939)	(1,494,583)	(3,303,607)
Net Increase (decrease)	(212,215)	(874,850)	196,382	176,571	(967,285)	(664,488)
Shares outstanding, beginning of year or period	9,952,908	10,827,758	2,239,989	2,063,418	23,388,872	24,053,360
Shares outstanding, end of year or period	9,740,693	9,952,908	2,436,371	2,239,989	22,421,587	23,388,872

Class P
Shares sold	351,573	7,042	1,603,043	160,656	486,060	332,075
Shares repurchased	(2,062,197)	(8,970,356)	(3,126,961)	(24,667,667)	(26,710,285)	(9,551,820)
Net increase (decrease)	(1,710,624)	(8,963,314)	(1,523,918)	(24,507,011)	(26,224,225)	(9,219,745)
Shares outstanding, beginning of year or period	8,548,744	17,512,058	50,777,164	75,284,175	77,775,525	86,995,270
Shares outstanding, end of year or period	6,838,120	8,548,744	49,253,246	50,777,164	51,551,300	77,775,525

	International Large-Cap Portfolio		International Small-Cap Portfolio		International Value Portfolio
Class I
Shares sold	1,465,972	5,661,333	544,190	2,082,165	541,950	1,810,853
Share repurchased	(2,996,669)	(6,883,337)	(572,828)	(1,014,566)	(750,118)	(1,950,660)
Net Increase (decrease)	(1,530,697)	(1,222,004)	(28,638)	1,067,599	(208,168)	(139,807)
Shares outstanding, beginning of year or period	58,317,261	59,539,265	8,995,059	7,927,460	23,449,808	23,589,615
Shares outstanding, end of year or period	56,786,564	58,317,261	8,966,421	8,995,059	23,241,640	23,449,808

Class P
Shares sold	217,313	62,848,624	109,626	548,275	283,841	44,231,526
Shares repurchased	(53,732,865)	(15,851,428)	(28,136,522)	(16,609,270)	(15,596,697)	(9,042,305)
Net increase (decrease)	(53,515,552)	46,997,196	(28,026,896)	(16,060,995)	(15,312,856)	35,189,221
Shares outstanding, beginning of year or period	155,343,392	108,346,196	41,100,892	57,161,887	112,914,855	77,725,634
Shares outstanding, end of year or period	101,827,840	155,343,392	13,073,996	41,100,892	97,601,999	112,914,855

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2019	Year Ended December 31, 2018	Period Ended June 30, 2019	Year Ended December 31, 2018	Period Ended June 30, 2019	Year Ended December 31, 2018
	Health Sciences Portfolio		Real Estate Portfolio		Technology Portfolio
Class I
Shares sold	239,960	715,496	382,827	727,077	993,379	4,806,498
Share repurchased	(722,744)	(1,697,073)	(777,823)	(2,143,135)	(1,745,677)	(3,605,273)
Net Increase (decrease)	(482,784)	(981,577)	(394,996)	(1,416,058)	(752,298)	1,201,225
Shares outstanding, beginning of year or period	9,717,271	10,698,848	10,391,304	11,807,362	20,112,535	18,911,310
Shares outstanding, end of year or period	9,234,487	9,717,271	9,996,308	10,391,304	19,360,237	20,112,535

Class P
Shares sold	-	-	9,660,150	346,887	-	-
Shares repurchased	-	-	(1,428,093)	(3,911,125)	-	-
Net increase (decrease)	-	-	8,232,057	(3,564,238)	-	-
Shares outstanding, beginning of year or period	773	773	6,317,970	9,882,208	1,837	1,837
Shares outstanding, end of year or period	773	773	14,550,027	6,317,970	1,837	1,837

	Currency Strategies Portfolio		Diversified Alternatives Portfolio		Equity Long/Short Portfolio
Class I
Shares sold	72,993	164,186	47,824	188,677	91,604	611,843
Share repurchased	(108,438)	(113,885)	(15,213)	(133,026)	(168,575)	(1,073,152)
Net Increase (decrease)	(35,445)	50,301	32,611	55,651	(76,971)	(461,309)
Shares outstanding, beginning of year or period	461,286	410,985	457,968	402,317	1,663,491	2,124,800
Shares outstanding, end of year or period	425,841	461,286	490,579	457,968	1,586,520	1,663,491

Class P
Shares sold	23,557,163	1,366,046			319,984	25,719,148
Shares repurchased	(37,893,382)	(15,165,884)			(79,393,036)	(2,473,150)
Net increase (decrease)	(14,336,219)	(13,799,838)			(79,073,052)	23,245,998
Shares outstanding, beginning of year or period	73,176,998	86,976,836			91,161,336	67,915,338
Shares outstanding, end of year or period	58,840,779	73,176,998			12,088,284	91,161,336

	Pacific Dynamix - Conservative Growth Portfolio		Pacific Dynamix - Moderate Growth Portfolio		Pacific Dynamix - Growth Portfolio
Class I
Shares sold	835,227	2,344,462	1,025,765	5,089,335	893,044	3,204,956
Share repurchased	(2,198,565)	(3,444,317)	(4,762,875)	(6,675,889)	(1,995,862)	(3,177,029)
Net Increase (decrease)	(1,363,338)	(1,099,855)	(3,737,110)	(1,586,554)	(1,102,818)	27,927
Shares outstanding, beginning of year or period	34,338,148	35,438,003	121,700,054	123,286,608	35,387,990	35,360,063
Shares outstanding, end of year or period	32,974,810	34,338,148	117,962,944	121,700,054	34,285,172	35,387,990

	Portfolio Optimization Conservative Portfolio		Portfolio Optimization Moderate-Conservative Portfolio		Portfolio Optimization Moderate Portfolio
Class I
Shares sold	3,373,828	6,528,542	504,967	753,385	696,280	1,147,285
Share repurchased	(11,974,242)	(26,266,775)	(13,922,493)	(32,966,500)	(53,111,117)	(112,948,729)
Net Increase (decrease)	(8,600,414)	(19,738,233)	(13,417,526)	(32,213,115)	(52,414,837)	(111,801,444)
Shares outstanding, beginning of year or period	122,234,478	141,972,711	184,586,795	216,799,910	706,055,725	817,857,169
Shares outstanding, end of year or period	113,634,064	122,234,478	171,169,269	184,586,795	653,640,888	706,055,725

	Portfolio Optimization Growth Portfolio		Portfolio Optimization Aggressive-Growth Portfolio		PSF DFA Balanced Allocation Portfolio
Class I
Shares sold	517,891	803,675	427,148	1,094,512
Share repurchased	(39,002,154)	(90,134,953)	(9,098,750)	(17,701,239)
Net Increase (decrease)	(38,484,263)	(89,331,278)	(8,671,602)	(16,606,727)
Shares outstanding, beginning of year or period	564,074,409	653,405,687	124,676,686	141,283,413
Shares outstanding, end of year or period	525,590,146	564,074,409	116,005,084	124,676,686

Class D
Shares sold					2,073,393	6,667,442
Share repurchased					(360,770)	(785,636)
Net Increase (decrease)					1,712,623	5,881,806
Shares outstanding, beginning of year or period					14,455,333	8,573,527
Shares outstanding, end of year or period					16,167,956	14,455,333

(1)	See Note 12 in Notes to Financial Statements for shares issued in connection with acquisition.

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from January 1, 2019 to June 30, 2019.

ACTUAL EXPENSES

The first line of the table below for each Fund provides information about actual account values and actual expenses based on each Fund’s actual performance and each Fund’s actual expenses, after any applicable advisory fee waivers and adviser expense reimbursements (see Notes 6 and 7B in Notes to Financial Statements). The “Ending Account Value at 06/30/19” column shown is derived from the Fund’s actual performance; the “Annualized Expense Ratio” column shows the Fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/19-06/30/19” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from January 1, 2019 to June 30, 2019.

You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each Fund in your account, simply divide that Fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply this result by the number given for your fund(s) in the first line under the heading entitled “Expenses Paid During the Period 01/01/19-06/30/19.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table for each Fund provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual Fund’s expenses, after any applicable advisory fee waivers and adviser expense reimbursements (see Notes 6 and 7B in Notes to Financial Statements). It assumes that the Fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the Fund to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

Portfolio	Beginning Account Value at 01/01/19	Ending Account Value at 06/30/19	Annualized Expense Ratio	Expenses Paid During the Period 01/01/19- 06/30/19 (1)
Core Income
Actual

Class I	$1,000.00	$1,077.30	0.74%	$3.81

Class P	1,000.00	1,078.30	0.54%	2.78
Hypothetical

Class I	$1,000.00	$1,021.12	0.74%	$3.71

Class P	1,000.00	1,022.12	0.54%	2.71

Diversified Bond
Actual

Class I	$1,000.00	$1,087.80	0.65%	$3.36

Class P	1,000.00	1,088.90	0.45%	2.33
Hypothetical

Class I	$1,000.00	$1,021.67	0.65%	$3.26

Class P	1,000.00	1,022.66	0.45%	2.26

Floating Rate Income
Actual

Class I	$1,000.00	$1,054.50	0.92%	$4.69

Class P	1,000.00	1,055.40	0.72%	3.67
Hypothetical

Class I	$1,000.00	$1,020.23	0.92%	$4.61

Class P	1,000.00	1,021.22	0.72%	3.61

High Yield Bond
Actual

Class I	$1,000.00	$1,098.90	0.64%	$3.33

Class P	1,000.00	1,100.00	0.44%	2.29
Hypothetical

Class I	$1,000.00	$1,021.62	0.64%	$3.21

Class P	1,000.00	1,022.61	0.44%	2.21

Portfolio	Beginning Account Value at 01/01/19	Ending Account Value at 06/30/19	Annualized Expense Ratio	Expenses Paid During the Period 01/01/19- 06/30/19 (1)
Inflation Managed
Actual

Class I	$1,000.00	$1,063.70	2.22%	$11.36

Class P	1,000.00	1,064.80	2.01%	10.29
Hypothetical

Class I	$1,000.00	$1,013.79	2.22%	$11.08

Class P	1,000.00	1,014.83	2.01%	10.04

Inflation Strategy
Actual

Class I	$1,000.00	$1,060.60	2.47%	$12.62

Class P	1,000.00	1,061.70	2.25%	11.50
Hypothetical

Class I	$1,000.00	$1,012.55	2.47%	$12.33

Class P	1,000.00	1,013.64	2.25%	11.23

Managed Bond
Actual

Class I	$1,000.00	$1,062.10	0.94%	$4.81

Class P	1,000.00	1,063.20	0.74%	3.79
Hypothetical

Class I	$1,000.00	$1,020.13	0.94%	$4.71

Class P	1,000.00	1,021.12	0.74%	3.71

Short Duration Bond
Actual

Class I	$1,000.00	$1,029.50	0.63%	$3.17

Class P	1,000.00	1,030.50	0.43%	2.16
Hypothetical

Class I	$1,000.00	$1,021.67	0.63%	$3.16

Class P	1,000.00	1,022.66	0.43%	2.16

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/19	Ending Account Value at 06/30/19	Annualized Expense Ratio	Expenses Paid During the Period 01/01/19- 06/30/19 (1)
Emerging Markets Debt
Actual

Class I	$1,000.00	$1,104.60	1.03%	$5.37

Class P	1,000.00	1,105.70	0.83%	4.33
Hypothetical

Class I	$1,000.00	$1,019.69	1.03%	$5.16

Class P	1,000.00	1,020.68	0.83%	4.16

Comstock
Actual

Class I	$1,000.00	$1,146.20	0.93%	$4.95

Class P	1,000.00	1,147.30	0.73%	3.89
Hypothetical

Class I	$1,000.00	$1,020.18	0.93%	$4.66

Class P	1,000.00	1,021.17	0.73%	3.66

Developing Growth
Actual

Class I	$1,000.00	$1,385.90	0.84%	$4.97

Class P	1,000.00	1,387.20	0.64%	3.79
Hypothetical

Class I	$1,000.00	$1,020.63	0.84%	$4.21

Class P	1,000.00	1,021.62	0.64%	3.21

Dividend Growth
Actual

Class I	$1,000.00	$1,197.60	0.89%	$4.85

Class P	1,000.00	1,198.70	0.69%	3.76
Hypothetical

Class I	$1,000.00	$1,020.38	0.89%	$4.46

Class P	1,000.00	1,021.37	0.69%	3.46

Equity Index
Actual

Class I	$1,000.00	$1,183.60	0.28%	$1.52

Class P	1,000.00	1,184.80	0.08%	0.43
Hypothetical

Class I	$1,000.00	$1,023.41	0.28%	$1.40

Class P	1,000.00	1,024.40	0.08%	0.40

Focused Growth
Actual

Class I	$1,000.00	$1,233.70	0.98%	$5.43

Class P	1,000.00	1,235.00	0.76%	4.21
Hypothetical

Class I	$1,000.00	$1,019.93	0.98%	$4.91

Class P	1,000.00	1,021.03	0.76%	3.81

Growth
Actual

Class I	$1,000.00	$1,258.60	0.78%	$4.37

Class P	1,000.00	1,259.80	0.58%	3.25
Hypothetical

Class I	$1,000.00	$1,020.93	0.78%	$3.91

Class P	1,000.00	1,021.92	0.58%	2.91

Large-Cap Growth
Actual

Class I	$1,000.00	$1,238.30	0.89%	$4.94

Class P	1,000.00	1,239.50	0.69%	3.83
Hypothetical

Class I	$1,000.00	$1,020.38	0.89%	$4.46

Class P	1,000.00	1,021.37	0.69%	3.46

Portfolio	Beginning Account Value at 01/01/19	Ending Account Value at 06/30/19	Annualized Expense Ratio	Expenses Paid During the Period 01/01/19- 06/30/19 (1)
Large-Cap Value
Actual

Class I	$1,000.00	$1,183.40	0.84%	$4.55

Class P	1,000.00	1,184.60	0.64%	3.47
Hypothetical

Class I	$1,000.00	$1,020.63	0.84%	$4.21

Class P	1,000.00	1,021.62	0.64%	3.21

Main Street Core
Actual

Class I	$1,000.00	$1,212.90	0.68%	$3.73

Class P	1,000.00	1,214.10	0.48%	2.64
Hypothetical

Class I	$1,000.00	$1,021.42	0.68%	$3.41

Class P	1,000.00	1,022.41	0.48%	2.41

Mid-Cap Equity
Actual

Class I	$1,000.00	$1,160.00	0.88%	$4.71

Class P	1,000.00	1,161.10	0.68%	3.64
Hypothetical

Class I	$1,000.00	$1,020.43	0.88%	$4.41

Class P	1,000.00	1,021.42	0.68%	3.41

Mid-Cap Growth
Actual

Class I	$1,000.00	$1,271.80	0.90%	$5.07

Class P	1,000.00	1,273.10	0.71%	4.00
Hypothetical

Class I	$1,000.00	$1,020.33	0.90%	$4.51

Class P	1,000.00	1,021.27	0.71%	3.56

Mid-Cap Value
Actual

Class I	$1,000.00	$1,196.80	0.93%	$5.07

Class P	1,000.00	1,198.00	0.73%	3.98
Hypothetical

Class I	$1,000.00	$1,020.18	0.93%	$4.66

Class P	1,000.00	1,021.17	0.73%	3.66

Small-Cap Equity
Actual

Class I	$1,000.00	$1,124.40	0.93%	$4.90

Class P	1,000.00	1,125.50	0.73%	3.85
Hypothetical

Class I	$1,000.00	$1,020.18	0.93%	$4.66

Class P	1,000.00	1,021.17	0.73%	3.66

Small-Cap Growth
Actual

Class P	$1,000.00	$1,124.30	0.90%	$4.74
Hypothetical

Class P	$1,000.00	$1,020.33	0.90%	$4.51

Small-Cap Index
Actual

Class I	$1,000.00	$1,166.30	0.55%	$2.95

Class P	1,000.00	1,167.50	0.35%	1.88
Hypothetical

Class I	$1,000.00	$1,022.07	0.55%	$2.76

Class P	1,000.00	1,023.06	0.35%	1.76

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/19	Ending Account Value at 06/30/19	Annualized Expense Ratio	Expenses Paid During the Period 01/01/19- 06/30/19 (1)
Small-Cap Value
Actual

Class I	$1,000.00	$1,147.80	0.99%	$5.27

Class P	1,000.00	1,148.90	0.79%	4.21
Hypothetical

Class I	$1,000.00	$1,019.89	0.99%	$4.96

Class P	1,000.00	1,020.88	0.79%	3.96

Value Advantage
Actual

Class I	$1,000.00	$1,167.00	0.89%	$4.78

Class P	1,000.00	1,168.20	0.69%	3.71
Hypothetical

Class I	$1,000.00	$1,020.38	0.89%	$4.46

Class P	1,000.00	1,021.37	0.69%	3.46

Emerging Markets
Actual

Class I	$1,000.00	$1,157.50	1.08%	$5.78

Class P	1,000.00	1,158.60	0.88%	4.71
Hypothetical

Class I	$1,000.00	$1,019.44	1.08%	$5.41

Class P	1,000.00	1,020.43	0.88%	4.41

International Large-Cap
Actual

Class I	$1,000.00	$1,186.30	1.01%	$5.48

Class P	1,000.00	1,187.50	0.80%	4.34
Hypothetical

Class I	$1,000.00	$1,019.79	1.01%	$5.06

Class P	1,000.00	1,020.83	0.80%	4.01

International Small-Cap
Actual

Class I	$1,000.00	$1,105.90	1.11%	$5.80

Class P	1,000.00	1,107.00	0.90%	4.70
Hypothetical

Class I	$1,000.00	$1,019.29	1.11%	$5.56

Class P	1,000.00	1,020.33	0.90%	4.51

International Value
Actual

Class I	$1,000.00	$1,086.30	0.90%	$4.66

Class P	1,000.00	1,087.40	0.70%	3.62
Hypothetical

Class I	$1,000.00	$1,020.33	0.90%	$4.51

Class P	1,000.00	1,021.32	0.70%	3.51

Health Sciences
Actual

Class I	$1,000.00	$1,111.30	1.14%	$5.97

Class P	1,000.00	1,112.50	0.93%	4.87
Hypothetical

Class I	$1,000.00	$1,019.14	1.14%	$5.71

Class P	1,000.00	1,020.18	0.93%	4.66

Real Estate
Actual

Class I	$1,000.00	$1,211.60	0.97%	$5.32

Class P	1,000.00	1,212.80	0.78%	4.28
Hypothetical

Class I	$1,000.00	$1,019.98	0.97%	$4.86

Class P	1,000.00	1,020.93	0.78%	3.91

Portfolio	Beginning Account Value at 01/01/19	Ending Account Value at 06/30/19	Annualized Expense Ratio	Expenses Paid During the Period 01/01/19- 06/30/19 (1)
Technology
Actual

Class I	$1,000.00	$1,261.60	1.15%	$6.45

Class P	1,000.00	1,263.10	0.92%	5.16
Hypothetical

Class I	$1,000.00	$1,019.09	1.15%	$5.76

Class P	1,000.00	1,020.23	0.92%	4.61

Currency Strategies
Actual

Class I	$1,000.00	$1,015.50	0.93%	$4.65

Class P	1,000.00	1,016.50	0.73%	3.65
Hypothetical

Class I	$1,000.00	$1,020.18	0.93%	$4.66

Class P	1,000.00	1,021.17	0.73%	3.66

Diversified Alternatives (2)
Actual

Class I	$1,000.00	$1,061.70	0.50%	$2.56
Hypothetical

Class I	$1,000.00	$1,022.32	0.50%	$2.51

Equity Long/Short
Actual

Class I	$1,000.00	$986.20	1.34%	$6.60

Class P	1,000.00	987.20	1.12%	5.52
Hypothetical

Class I	$1,000.00	$1,018.15	1.34%	$6.71

Class P	1,000.00	1,019.24	1.12%	5.61

Pacific Dynamix-Conservative Growth (2)
Actual

Class I	$1,000.00	$1,099.30	0.37%	$1.93
Hypothetical

Class I	$1,000.00	$1,022.96	0.37%	$1.86

Pacific Dynamix-Moderate Growth (2)
Actual

Class I	$1,000.00	$1,118.60	0.36%	$1.89
Hypothetical

Class I	$1,000.00	$1,023.01	0.36%	$1.81

Pacific Dynamix-Growth (2)
Actual

Class I	$1,000.00	$1,142.10	0.36%	$1.91
Hypothetical

Class I	$1,000.00	$1,023.01	0.36%	$1.81

Portfolio Optimization Conservative (2)
Actual

Class I	$1,000.00	$1,085.60	0.32%	$1.65
Hypothetical

Class I	$1,000.00	$1,023.21	0.32%	$1.61

Portfolio Optimization Moderate-Conservative (2)
Actual

Class I	$1,000.00	$1,104.10	0.32%	$1.67
Hypothetical

Class I	$1,000.00	$1,023.21	0.32%	$1.61

Portfolio Optimization Moderate (2)
Actual

Class I	$1,000.00	$1,124.30	0.32%	$1.69
Hypothetical

Class I	$1,000.00	$1,023.21	0.32%	$1.61

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/19	Ending Account Value at 06/30/19	Annualized Expense Ratio	Expenses Paid During the Period 01/01/19- 06/30/19 (1)
Portfolio Optimization Growth (2)
Actual

Class I	$1,000.00	$1,143.30	0.32%	$1.70
Hypothetical

Class I	$1,000.00	$1,023.21	0.32%	$1.61

Portfolio Optimization Aggressive-Growth (2)
Actual

Class I	$1,000.00	$1,155.80	0.32%	$1.71
Hypothetical

Class I	$1,000.00	$1,023.21	0.32%	$1.61

Portfolio	Beginning Account Value at 01/01/19	Ending Account Value at 06/30/19	Annualized Expense Ratio	Expenses Paid During the Period 01/01/19- 06/30/19 (1)
PSF DFA Balanced Allocation (2)
Actual

Class D	$1,000.00	$1,125.80	0.50%	$2.64
Hypothetical

Class D	$1,000.00	$1,022.32	0.50%	$2.51

(1)

Expenses paid during the six-month period are equal to the Fund’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 days.

(2)

The annualized expense ratios for the Diversified Alternatives, Pacific Dynamix, Portfolio Optimization, and PSF DFA Balanced Allocation Portfolios do not include expenses of their respective Underlying Funds (see Note 1 in Notes to Financial Statements) in which these Funds invest.

PACIFIC SELECT FUND

APPROVAL OF SUB-ADVISORY ADVISORY AGREEMENTS

(Unaudited)

I. Introduction and Background

The Board of Trustees (the “Trustees” or “Board”) of Pacific Select Fund (the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and, after the initial period, determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each sub-advisory agreement (the “Sub-Advisory Agreements,” together with the Advisory Agreement, the “Agreements”) with the various sub-advisers (the “Sub-Advisers”). PLFA serves as the investment adviser for all of the Funds and directly manages the Core Income, Floating Rate Income and High Yield Bond Portfolios (the “PAM Managed Funds”) under the name Pacific Asset Management (“PAM”); the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth and Portfolio Optimization Aggressive-Growth Portfolios (the “Portfolio Optimization Funds”); the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth and Pacific Dynamix — Growth Portfolios (the “Pacific Dynamix Funds”); the Diversified Alternatives Portfolio; and the PSF DFA Balanced Allocation Portfolio (together with the Portfolio Optimization Funds, Pacific Dynamix Funds and Diversified Alternatives Portfolio, the “Asset Allocation Funds” and together with the Asset Allocation Funds and PAM Managed Funds, the “Directly Managed Funds”). For all other Funds, PLFA has retained other firms to serve as Sub-Advisers under PLFA’s supervision. The Board, including all of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 12, 2018. The description below does not relate to the annual renewal of the Advisory Agreement and Sub-Advisory Agreements discussed above, but to the approval of a new sub-advisory agreement for the Currency Strategies Portfolio and an amendment to the sub-advisory agreement with Invesco Advisers, Inc. (“Invesco”) with respect to the Main Street Core and Emerging Markets Portfolios, as described in further detail below.

The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentations, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed Agreements. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes the most important, but not all, of the factors considered by the Trustees in approving the Agreements, and in the case of the Independent Trustees, certain factors were considered in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.

II. Board Consideration of the New Sub-Advisory Agreements

The Board approved an additional sub-adviser and a new sub-advisory agreement with respect to the Currency Strategies Portfolio effective on or about May 1, 2019, and an amendment to the sub-advisory agreement with Invesco, with respect to the Main Street Core Portfolio and Emerging Markets Portfolio effective May 24, 2019. Under the 1940 Act, a new sub-advisory agreement generally requires shareholder approval; however, pursuant to an exemptive order issued to Pacific Life Insurance Company (“Pacific Life”) by the Securities and Exchange Commission (“SEC”) on October 13, 1999 and relied upon by the Trust and PLFA, PLFA and the Trust can hire, terminate, and replace, as applicable, sub-advisers and enter into new sub-advisory agreements (except, as a general matter, sub-advisers affiliated with PLFA) without shareholder approval in accordance with the requirements of the exemptive order.

Currency Strategies Portfolio

At an in-person meeting on March 27, 2019, based upon a recommendation from PLFA, the Board, including all of the Independent Trustees, approved, effective on or about May 1, 2019, a new sub-advisory agreement with Neuberger Berman Investment Advisers LLC (“NBIA”), with respect to Currency Strategies Portfolio Fund (the “NBIA Sub-Advisory Agreement”) and appointed NBIA as a new co-sub-adviser for a portion of the Fund, joining the existing sub-adviser, UBS Asset Management (Americas) Inc., which manages the remaining portion. In connection with the addition of a new co-sub-adviser, changes were also made to the Fund’s principal investment strategies. NBIA’s appointment as co-sub-adviser and the Board’s approval of the NBIA Sub-Advisory Agreement were made in accordance with the requirements of the exemptive order and do not require shareholder approval.

In considering the appointment of NBIA as co-sub-adviser for a portion of the Fund, the Board reviewed with PLFA its rationale for recommending a new co-sub-adviser for the Fund. The Board, including the Independent Trustees, also considered, among other things, the factors described below in evaluating PLFA’s recommendation that NBIA be appointed as the new co-sub-adviser for the Fund and in evaluating the proposed NBIA Sub-Advisory Agreement. Additionally, the Board considered the process employed by PLFA in reaching a recommendation for a new co-sub-adviser, including due diligence conducted by PLFA on the investment resources and personnel of a potential co-sub-adviser and an assessment of the investment strategies used by a potential co-sub-adviser. In addition, the Board reviewed information provided by PLFA regarding the specific criteria and information evaluated by PLFA during the selection process of NBIA and PLFA’s analysis in reaching its conclusion to recommend NBIA as co-sub-adviser for the Fund. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the sub-advisers, and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when PLFA and the Board believed appropriate. Prior to making a decision, the Trustees also considered the report of PLFA’s Conflicts Review Committee.

In evaluating the proposed NBIA Sub-Advisory Agreement between PLFA and NBIA with respect to the Fund, the Board, including all the Independent Trustees, considered the following factors, among others:

A. Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining NBIA as a co-sub-adviser to the Fund, particularly in light of the nature, extent, and quality of the services expected to be provided by NBIA. In this regard, the Trustees considered various materials relating to NBIA, including copies of the proposed NBIA Sub-Advisory Agreement; copies of NBIA’s Form ADV; financial information; a written presentation from

PACIFIC SELECT FUND

APPROVAL OF SUB-ADVISORY ADVISORY AGREEMENTS (Continued)

(Unaudited)

NBIA; a comprehensive report including an assessment from PLFA; responses from NBIA to information requested by counsel to the Independent Trustees; and other information deemed relevant to the Trustees’ evaluation. The Trustees also considered verbal presentations at an in-person meeting held on March 27, 2019 from the investment management team of PLFA and from management and investment personnel from NBIA.

The Trustees considered that under the NBIA Sub-Advisory Agreement, NBIA would be responsible for providing investment advisory services to a portion of the Fund’s assets, including providing investment research and analysis and conducting a continuous program of investment by determining which securities would be purchased or sold by that portion of the Fund. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of NBIA, including the background and experience of NBIA’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Trustees considered that the Trust’s Chief Compliance Officer (“CCO”) had reviewed the written compliance policies and procedures and code of ethics of NBIA. The Trustees also considered the CCO’s assessment of NBIA’s compliance program, as required under Rule 38a-1 of the 1940 Act, and its code of ethics prior to the effectiveness of the NBIA Sub-Advisory Agreement. The Trustees also took note of the due diligence PLFA conducted with respect to NBIA, and were aided by the assessment and recommendation of PLFA and the in-person presentation and materials provided by NBIA.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Fund by NBIA under the NBIA Sub-Advisory Agreement.

B. Performance

The Trustees considered PLFA’s recommendation of NBIA to serve as sub-adviser with regard to a portion of the Fund’s day-to-day investment activities. The Trustees considered factors concerning performance in connection with their consideration of this matter and in connection with approval of the related NBIA Sub-Advisory Agreement, including the factors described below.

The Trustees considered that the Fund’s historical performance had been obtained under different sub-advisers, although PLFA has managed the Fund since its inception. The Trustees considered information about the historical performance of a composite managed by NBIA using substantially similar investment strategies (the “NBIA Comparable Performance”). The Trustees considered that this information included a comparison of the NBIA Comparable Performance against the Fund’s benchmark and peer group for the trailing one-, three- and five-year periods as of December 31, 2018, as well as performance for each of the past ten calendar years. The Trustees also considered the risk and risk-adjusted returns of the NBIA Comparable Performance against the Fund’s peer group for the trailing one-, three- and five-year periods as of December 31, 2018. The Trustees also considered the need for NBIA to adhere to the Fund’s general investment mandate in order to function appropriately in the Portfolio Optimization Portfolios.

The Board determined that NBIA’s performance record was acceptable.

C. Sub-Advisory Fees

The Trustees considered comparative fee information regarding the fees charged under other advisory contracts of NBIA with regard to other funds with substantially similar investment strategies as the Fund. The Trustees also considered that the proposed sub-advisory fee schedule under the NBIA Sub-Advisory Agreement contains breakpoints and is the same as the sub-advisory fee schedule for the existing Sub-Adviser, who will serve as co-sub-adviser with NBIA. The Trustees also considered the portion of the advisory fee retained by PLFA and the advisory fee schedule would remain unchanged. In comparing the proposed sub-advisory fees to be paid by the Fund to fees charged by NBIA for the other similarly-managed funds, the Trustees noted that there were differences in the nature of the Fund and those other funds, the services provided to each and the competitive and regulatory landscapes surrounding each that could reasonably be expected to account for differences in fee schedules.

The Trustees noted that the sub-advisory fee rates were the result of arms’-length negotiations between PLFA and NBIA, and that the Fund’s sub-advisory fees are paid by PLFA and are not paid directly by the Fund. The Trustees also considered that there are certain costs associated with adding a sub-adviser, but that the ongoing operating expenses paid by the shareholders were not expected to materially increase as a result of this sub-adviser addition. Additionally, the Trustees considered the services rendered by PLFA to the Fund under the Investment Advisory Agreement.

The Board concluded that the compensation payable under the NBIA Sub-Advisory Agreement is fair and reasonable, and that the amount of the advisory fee retained by PLFA after paying the sub-advisory fee to NBIA is fair and reasonable.

D. Costs, Level of Profits and Economies of Scale

The Trustees considered information regarding NBIA’s firm-wide costs and profitability. The Trustees noted that any assessment of NBIA’s projected profitability from the Fund would be speculative, would involve assumptions regarding expense allocations and other factors, and would not provide useful information.

The Trustees also considered the organizational strengths of NBIA and its ability to attract and retain investment personnel over time and to sustain the staffing of investment teams that will provide services to the Fund. The Board concluded that the Fund’s fee structure reflected in the NBIA Sub-Advisory Agreement is fair and reasonable.

E. Ancillary Benefits

The Trustees received information from PLFA and NBIA concerning other benefits that may be received by NBIA and its affiliates as a result of their relationship with the Fund, including commissions that may be paid to broker-dealers affiliated with NBIA and the anticipated use of soft-dollars by NBIA. In this regard, the Trustees noted that NBIA represented that it does not anticipate utilizing an affiliated broker-dealer and does not anticipate using soft-dollar credits generated by Fund commissions. The Trustees considered potential benefits to be derived by NBIA from its relationship with the Fund and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

PACIFIC SELECT FUND

APPROVAL OF SUB-ADVISORY ADVISORY AGREEMENTS (Continued)

(Unaudited)

F. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the NBIA Sub-Advisory Agreement is in the best interests of the Fund and its shareholders; and (ii) the compensation payable under the NBIA Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

Main Street Core and Emerging Markets Portfolios

The Board approved an amendment to the sub-advisory agreement with Invesco, with respect to the Main Street Core and Emerging Markets Portfolios, in connection with the acquisition of OppenheimerFunds, Inc. (“Oppenheimer”), the previous sub-adviser to the Funds, by Invesco Ltd., parent company of Invesco, effective May 24, 2019 (the “Acquisition”). The Acquisition, which caused a change of control, resulted in the automatic termination of the sub-advisory agreement with Oppenheimer. In anticipation of the Acquisition, at an in-person meeting on March 27, 2019, based upon a recommendation from PLFA, the Board, including the Independent Trustees, approved, effective upon the effective date of the Acquisition, an amendment to the sub-advisory agreement with Invesco for the Funds (the “New Invesco Sub-Advisory Agreement”).

The Trustees considered that Oppenheimer currently sub-advises the Main Street Core Portfolio and Emerging Markets Portfolio pursuant to a sub-advisory agreement dated January 1, 2014 (the “Oppenheimer Sub-Advisory Agreement”), and that they were being asked to evaluate the New Invesco Sub-Advisory Agreement in light of the anticipated sale of Oppenheimer to Invesco, which will result in the automatic termination of the Oppenheimer Sub-Advisory Agreement. The Trustees considered that Invesco currently sub-advises the Comstock Portfolio pursuant to a Sub-Advisory Agreement dated June 1, 2010 (the “Current Invesco Sub-Advisory Agreement”).

In evaluating the New Invesco Sub-Advisory Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

•

The Oppenheimer Sub-Advisory Agreement was last renewed by the Board, including all the Independent Trustees, at an in-person meeting on December 12, 2018. In connection with that renewal, the Trustees reviewed information regarding the nature, extent and quality of services provided by Oppenheimer; the investment results of the Funds; the sub-advisory fees paid to Oppenheimer; Oppenheimer’s costs in managing the Funds and its profitability from the Funds; and other benefits received by Oppenheimer and its affiliates as a result of their relationship with the Funds.

•	The Current Invesco Sub-Advisory Agreement was last renewed by the Board, including all the Independent Trustees, at an in-person meeting on December 12, 2018.

•

Oppenheimer represented to the Board that following the transaction, each Fund’s portfolio management team will be moved to Invesco and that will be no changes to either Fund’s portfolio management team under the New Invesco Sub-Advisory Agreement.

•	There is expected to be no change in the level of services provided to the Funds.

•	The sub-advisory fee rates under the New Invesco Sub-Advisory Agreement are the same as those under the Oppenheimer Sub-Advisory Agreement.

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the New Invesco Sub-Advisory Agreement is in the best interests of the Funds and its shareholders; and (ii) the compensation payable under the New Invesco Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PACIFIC SELECT FUND

SPECIAL MEETINGS OF SHAREHOLDERS

(Unaudited)

In accordance with Rule 30e-1(b), under the Investment Company Act of 1940, Pacific Select Fund (the “Trust”) is required to furnish certain information regarding any matters submitted to a vote of the Trust’s shareholders. Shareholders of record on November 16, 2018 representing 63,039,856 shares of Floating Rate Loan Portfolio were notified that a Special Meeting of Shareholders (the “Meeting”) would be held at the offices of the Trust on February 13, 2019. 100% of the outstanding shares of the Trust were voted at the Meeting. A brief description of the matter voted upon as well as the voting results of the aforementioned Meeting are outlined as follows:

Proposal #1 for the Floating Rate Loan Portfolio:

To approve the Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Floating Rate Loan Portfolio by the Floating Rate Income Portfolio in exchange for shares of the Floating Rate Income Portfolio.

	Votes For		Votes Against		Votes Withheld		Voted Shares

	Number	Percent*	Number	Percent*	Number	Percent*	Number	Percent*
Floating Rate Loan Portfolio	56,491,957	89.61%	3,436,853	5.45%	3,111,046	4.94%	63,039,856	100.00%

*	Based on total shares outstanding as of the record date November 16, 2018.

In accordance with Rule 30e-1(b), under the Investment Company Act of 1940, Pacific Select Fund (the “Trust”) is required to furnish certain information regarding any matters submitted to a vote of the Trust’s shareholders. Shareholders of record on March 4, 2019 representing 40,406,489 shares of Global Absolute Return Portfolio were notified that a Special Meeting of Shareholders (the “Meeting”) would be held at the offices of the Trust on April 22, 2019. 100% of the outstanding shares of the Trust were voted at the Meeting. A brief description of the matter voted upon as well as the voting results of the aforementioned Meeting are outlined as follows:

Proposal #1 for the Global Absolute Return Portfolio:

To approve a Plan of Liquidation providing for the liquidation and dissolution of the Global Absolute Return Portfolio.

	Votes For		Votes Against		Votes Withheld		Voted Shares

	Number	Percent*	Number	Percent*	Number	Percent*	Number	Percent*
Global Absolute Return Portfolio	38,883,100	96.23%	313,464	0.78%	1,209,925	2.99%	40,406,489	100.00%

*	Based on total shares outstanding as of the record date March 4, 2019.

PACIFIC SELECT FUND

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Part F of Form N-PORT (complete schedules of Fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Part F of Form N-PORT, (when required) is filed pursuant to applicable regulations and is available after filing on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to Fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectuses and Statement of Additional Information (“SAI”). The prospectuses and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to Fund securities is described in the Trust’s SAI.

Availability of a Complete Schedule of Investments

The Trust’s annual and semi-annual reports may contain a summary schedule of investments (“SOI”) for certain Funds. A complete schedule for each summary SOI presented is available as noted below.

How to Obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies), the Pacific Dynamix Underlying Funds annual and semi-annual reports, and complete Schedules of Investments are available:

•	On the Trust’s website at http://www.pacificlife.com/pacificselectfund.htm

•	On the SEC’ website at http://www.sec.gov

•	Upon request, without charge by calling the applicable toll-free numbers below:

Pacific Life’s Annuity Contract Owners: 1-800-722-4448

Annuity Financial Advisors: 1-800-722-2333

Pacific Life Insurance Policy Owners: 1-800-347-7787

PL&A’s Annuity Contract Owners: 1-800-748-6907

PL&A’s Life Insurance Policy Owners: 1-888-595-6997

6 a.m. through 5 p.m. Pacific Time (Monday through Friday)

Pacific Life Insurance Company/

Pacific Life & Annuity Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Form Nos. 15-20803-21

                    357-18A

Pacific Dynamix Underlying Funds

Semi-Annual Report

As of June 30, 2019

TABLE OF CONTENTS

PACIFIC SELECT FUND

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 99.1%

Basic Materials - 1.6%

ArcelorMittal (Luxembourg) 5.250% due 08/05/20	$205,000	$210,229
5.500% due 03/01/21	175,000	182,204
6.250% due 02/25/22	250,000	271,323
BHP Billiton Finance USA Ltd (Australia) 3.250% due 11/21/21	350,000	358,128
DuPont de Nemours Inc 3.766% due 11/15/20	310,000	315,973
Ecolab Inc 4.350% due 12/08/21	200,000	209,929
International Flavors & Fragrances Inc 3.400% due 09/25/20	130,000	131,321
International Paper Co 4.750% due 02/15/22	200,000	211,211
LyondellBasell Industries NV 6.000% due 11/15/21	200,000	214,453
Newmont Goldcorp Corp 3.500% due 03/15/22	300,000	307,397
PPG Industries Inc 3.600% due 11/15/20	250,000	254,305
Praxair Inc 2.250% due 09/24/20	300,000	300,417
The Dow Chemical Co 4.125% due 11/15/21	250,000	258,745
The Sherwin-Williams Co 2.750% due 06/01/22	500,000	505,221

		3,730,856

Communications - 5.3%

Alibaba Group Holding Ltd (China) 3.125% due 11/28/21	300,000	304,691
Alphabet Inc 3.625% due 05/19/21	200,000	205,877
Amazon.com Inc 1.900% due 08/21/20	300,000	299,343
AT&T Inc 2.800% due 02/17/21	300,000	301,946
3.200% due 03/01/22	250,000	255,398
3.800% due 03/15/22	700,000	726,248
3.875% due 08/15/21	500,000	515,121
4.450% due 05/15/21	250,000	259,503
CBS Corp 3.375% due 03/01/22	300,000	306,981
Charter Communications Operating LLC 3.579% due 07/23/20	500,000	504,509
Cisco Systems Inc 1.850% due 09/20/21	450,000	447,372
2.200% due 02/28/21	750,000	750,950
Comcast Corp 1.625% due 01/15/22	250,000	246,916
3.300% due 10/01/20	250,000	253,356
3.450% due 10/01/21	560,000	576,271
Discovery Communications LLC 2.800% due 06/15/20	200,000	200,423
4.375% due 06/15/21	300,000	310,549
eBay Inc 2.150% due 06/05/20	60,000	59,859
2.875% due 08/01/21	350,000	352,955
3.800% due 03/09/22	300,000	310,597
Expedia Group Inc 5.950% due 08/15/20	200,000	207,232
Fox Corp 3.666% due 01/25/22 ~	275,000	284,212
JD.com Inc (China) 3.125% due 04/29/21	200,000	200,777

	Principal Amount	Value
NBCUniversal Media LLC 4.375% due 04/01/21	$350,000	$362,982
Omnicom Group Inc 3.625% due 05/01/22	300,000	309,970
4.450% due 08/15/20	200,000	204,488
Orange SA (France) 4.125% due 09/14/21	350,000	363,952
Telefonica Emisiones SA (Spain) 5.462% due 02/16/21	350,000	366,661
The Interpublic Group of Cos Inc 3.750% due 10/01/21	125,000	128,279
The Walt Disney Co 4.500% due 02/15/21 ~	200,000	207,569
Time Warner Cable LLC 5.000% due 02/01/20	600,000	607,961
TWDC Enterprises 18 Corp 2.150% due 09/17/20	250,000	250,082
2.300% due 02/12/21	200,000	200,763
2.450% due 03/04/22	300,000	302,494
Verizon Communications Inc 3.125% due 03/16/22	300,000	307,531
3.450% due 03/15/21	200,000	204,568
4.600% due 04/01/21	200,000	208,249
Viacom Inc 3.875% due 12/15/21	300,000	308,231
WPP Finance 2010 (United Kingdom) 4.750% due 11/21/21	200,000	209,593

		12,424,459

Consumer, Cyclical - 7.6%

American Honda Finance Corp 1.700% due 09/09/21	250,000	247,134
1.950% due 07/20/20	370,000	368,850
2.200% due 06/27/22	100,000	99,886
2.650% due 02/12/21	250,000	251,554
3.375% due 12/10/21	375,000	384,680
AutoNation Inc 3.350% due 01/15/21	250,000	252,307
Best Buy Co Inc 5.500% due 03/15/21	250,000	260,528
Carnival Corp 3.950% due 10/15/20	107,000	109,158
Costco Wholesale Corp 2.150% due 05/18/21	400,000	400,432
Delta Air Lines Inc 3.400% due 04/19/21	245,000	248,733
3.625% due 03/15/22	300,000	305,217
DR Horton Inc 2.550% due 12/01/20	200,000	200,096
Ford Motor Credit Co LLC 2.343% due 11/02/20	200,000	198,603
3.157% due 08/04/20	250,000	250,949
3.200% due 01/15/21	700,000	702,243
3.336% due 03/18/21	400,000	401,839
3.813% due 10/12/21	750,000	760,737
5.596% due 01/07/22	500,000	529,616
5.875% due 08/02/21	200,000	210,900
General Motors Financial Co Inc 2.450% due 11/06/20	500,000	498,359
3.200% due 07/13/20	200,000	200,736
3.200% due 07/06/21	250,000	252,209
3.450% due 01/14/22	400,000	406,064
3.450% due 04/10/22	650,000	659,490
3.550% due 04/09/21	120,000	121,891
4.200% due 03/01/21	300,000	306,754
4.200% due 11/06/21	510,000	525,316
Lowe’s Cos Inc 3.120% due 04/15/22	400,000	407,829

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-1

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Marriott International Inc 2.300% due 01/15/22	$250,000	$249,198
3.375% due 10/15/20	300,000	302,639
McDonald’s Corp 2.625% due 01/15/22	300,000	303,329
2.750% due 12/09/20	300,000	301,786
Nordstrom Inc 4.750% due 05/01/20	150,000	152,583
PACCAR Financial Corp 2.050% due 11/13/20	100,000	99,926
2.650% due 05/10/22	150,000	151,801
2.800% due 03/01/21	65,000	65,603
3.100% due 05/10/21	200,000	203,358
3.150% due 08/09/21	100,000	101,818
Ralph Lauren Corp 2.625% due 08/18/20	100,000	100,344
Southwest Airlines Co 2.650% due 11/05/20	200,000	200,841
Starbucks Corp 2.200% due 11/22/20	225,000	224,642
Target Corp 2.900% due 01/15/22	250,000	255,670
3.875% due 07/15/20	250,000	254,552
The Home Depot Inc 2.000% due 04/01/21	500,000	499,790
2.625% due 06/01/22	250,000	254,209
3.250% due 03/01/22	350,000	361,230
The TJX Cos Inc 2.750% due 06/15/21	250,000	252,730
Toyota Motor Corp (Japan) 2.157% due 07/02/22 #	55,000	54,997
3.183% due 07/20/21	550,000	561,164
Toyota Motor Credit Corp 2.600% due 01/11/22	300,000	303,134
2.650% due 04/12/22	500,000	507,867
2.950% due 04/13/21	450,000	456,055
3.400% due 09/15/21	350,000	359,714
Walgreens Boots Alliance Inc 3.300% due 11/18/21	250,000	255,044
Walmart Inc 1.900% due 12/15/20	350,000	349,414
3.125% due 06/23/21	450,000	459,867
3.625% due 07/08/20	350,000	355,720

		17,561,135

Consumer, Non-Cyclical - 16.4%

Abbott Laboratories 2.900% due 11/30/21	800,000	813,314
AbbVie Inc 2.300% due 05/14/21	650,000	648,032
3.375% due 11/14/21	305,000	310,199
Aetna Inc 4.125% due 06/01/21	250,000	256,672
Allergan Funding SCS 3.450% due 03/15/22	900,000	918,975
Altria Group Inc 3.490% due 02/14/22	250,000	257,120
4.750% due 05/05/21	400,000	416,670
Amgen Inc 1.850% due 08/19/21	250,000	247,586
2.650% due 05/11/22	800,000	806,009
3.450% due 10/01/20	150,000	151,899
3.875% due 11/15/21	350,000	361,047
Anheuser-Busch InBev Finance Inc (Belgium) 2.650% due 02/01/21	450,000	452,499
Anthem Inc 2.500% due 11/21/20	530,000	531,124
Archer-Daniels-Midland Co 3.375% due 03/15/22	300,000	310,345
AstraZeneca PLC (United Kingdom) 2.375% due 11/16/20	400,000	400,176
Automatic Data Processing Inc 2.250% due 09/15/20	250,000	250,168

	Principal Amount	Value
BAT Capital Corp (United Kingdom) 2.297% due 08/14/20	$500,000	$498,930
Baxalta Inc 2.875% due 06/23/20	25,000	25,078
Becton Dickinson & Co 2.404% due 06/05/20	105,000	104,934
2.675% due 12/15/19	250,000	250,104
2.894% due 06/06/22	300,000	303,935
3.125% due 11/08/21	200,000	202,933
Biogen Inc 2.900% due 09/15/20	350,000	351,772
Block Financial LLC 4.125% due 10/01/20	150,000	152,540
Bristol-Myers Squibb Co 2.550% due 05/14/21 ~	175,000	176,513
2.600% due 05/16/22 ~	350,000	355,177
Campbell Soup Co 3.300% due 03/15/21	165,000	167,135
Cardinal Health Inc 2.616% due 06/15/22	350,000	351,918
4.625% due 12/15/20	100,000	102,889
Celgene Corp 2.875% due 08/15/20	450,000	452,323
2.875% due 02/19/21	115,000	115,930
Cigna Corp 3.200% due 09/17/20 ~	200,000	201,841
3.400% due 09/17/21 ~	850,000	866,591
Cintas Corp No 2 2.900% due 04/01/22	300,000	305,119
Coca-Cola European Partners PLC (United Kingdom) 3.500% due 09/15/20	200,000	202,329
Conagra Brands Inc 3.800% due 10/22/21	280,000	287,779
Constellation Brands Inc 2.250% due 11/06/20	200,000	199,703
CVS Health Corp 2.125% due 06/01/21	614,000	610,033
2.800% due 07/20/20	400,000	401,078
3.350% due 03/09/21	810,000	821,233
Danaher Corp 2.400% due 09/15/20	200,000	200,406
Diageo Capital PLC (United Kingdom) 4.828% due 07/15/20	150,000	153,837
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	200,000	203,625
Express Scripts Holding Co 2.600% due 11/30/20	200,000	200,554
3.900% due 02/15/22	300,000	310,132
4.750% due 11/15/21	400,000	419,997
General Mills Inc 3.200% due 04/16/21	340,000	345,304
Genzyme Corp 5.000% due 06/15/20	500,000	512,891
Gilead Sciences Inc 2.550% due 09/01/20	450,000	451,220
4.400% due 12/01/21	500,000	522,836
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	600,000	610,124
2.875% due 06/01/22	250,000	254,602
3.125% due 05/14/21	280,000	284,833
HCA Inc 5.875% due 03/15/22	420,000	459,017
Humana Inc 2.500% due 12/15/20	100,000	100,066
Johnson & Johnson 1.650% due 03/01/21	250,000	248,476
1.950% due 11/10/20	85,000	85,059
2.250% due 03/03/22	400,000	402,600
2.950% due 09/01/20	250,000	252,663

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-2

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Kellogg Co 3.250% due 05/14/21	$200,000	$203,833
4.000% due 12/15/20	200,000	204,538
Keurig Dr Pepper Inc 3.551% due 05/25/21	400,000	408,570
Kraft Heinz Foods Co 2.800% due 07/02/20	200,000	200,292
3.375% due 06/15/21	305,000	310,108
3.500% due 06/06/22	400,000	410,763
Laboratory Corp of America Holdings 3.200% due 02/01/22	350,000	355,876
Life Technologies Corp 6.000% due 03/01/20	200,000	204,261
McKesson Corp 3.650% due 11/30/20	150,000	152,410
Mead Johnson Nutrition Co (United Kingdom) 3.000% due 11/15/20	150,000	151,375
Medtronic Inc 3.150% due 03/15/22	800,000	823,217
Merck & Co Inc 2.350% due 02/10/22	300,000	302,523
3.875% due 01/15/21	250,000	255,852
Molson Coors Brewing Co 2.100% due 07/15/21	200,000	198,858
Moody’s Corp 3.250% due 06/07/21	250,000	253,549
Mylan NV 3.150% due 06/15/21	500,000	500,134
Novartis Capital Corp (Switzerland) 2.400% due 05/17/22	300,000	302,542
PepsiCo Inc 2.000% due 04/15/21	300,000	299,941
2.150% due 10/14/20	200,000	200,192
2.750% due 03/05/22	600,000	611,193
3.125% due 11/01/20	250,000	253,517
Pfizer Inc 1.950% due 06/03/21	300,000	299,270
2.800% due 03/11/22	135,000	137,392
3.000% due 09/15/21	350,000	357,240
Philip Morris International Inc 1.875% due 02/25/21	200,000	198,919
2.625% due 02/18/22	500,000	504,238
Quest Diagnostics Inc 4.700% due 04/01/21	350,000	362,720
Reynolds American Inc (United Kingdom) 3.250% due 06/12/20	150,000	151,037
4.000% due 06/12/22	200,000	207,474
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/21	800,000	798,614
Sysco Corp 2.600% due 10/01/20	200,000	200,677
Takeda Pharmaceutical Co Ltd (Japan) 3.800% due 11/26/20 ~	300,000	305,482
4.000% due 11/26/21 ~	200,000	206,686
The Coca-Cola Co 1.550% due 09/01/21	650,000	643,286
1.875% due 10/27/20	300,000	299,309
3.150% due 11/15/20	400,000	405,828
The Estee Lauder Cos Inc 1.700% due 05/10/21	250,000	247,798
The Hershey Co 3.100% due 05/15/21	55,000	55,945
The JM Smucker Co 3.500% due 10/15/21	200,000	204,815
The Kroger Co 2.950% due 11/01/21	300,000	303,425
The Procter & Gamble Co 1.700% due 11/03/21	250,000	248,286
1.850% due 02/02/21	200,000	199,362

	Principal Amount	Value
1.900% due 10/23/20	$105,000	$104,878
2.300% due 02/06/22	250,000	252,062
Thermo Fisher Scientific Inc 3.600% due 08/15/21	250,000	255,867
4.500% due 03/01/21	350,000	362,335
Total System Services Inc 3.800% due 04/01/21	200,000	203,717
Tyson Foods Inc 2.250% due 08/23/21	200,000	199,462
Unilever Capital Corp (United Kingdom) 2.200% due 05/05/22	200,000	200,323
2.750% due 03/22/21	250,000	252,563
4.250% due 02/10/21	350,000	361,284
UnitedHealth Group Inc 1.950% due 10/15/20	250,000	248,987
2.125% due 03/15/21	350,000	349,516
2.875% due 12/15/21	250,000	253,702
2.875% due 03/15/22	300,000	304,603
3.150% due 06/15/21	200,000	203,572
4.700% due 02/15/21	250,000	258,196
Verisk Analytics Inc 5.800% due 05/01/21	200,000	212,134
Zimmer Biomet Holdings Inc 3.150% due 04/01/22	300,000	305,177
Zoetis Inc 3.250% due 08/20/21	240,000	243,726

		38,171,345

Energy - 5.8%

Anadarko Petroleum Corp 4.850% due 03/15/21	279,000	288,836
BP Capital Markets America Inc 3.245% due 05/06/22	300,000	309,060
4.500% due 10/01/20	200,000	205,398
BP Capital Markets PLC (United Kingdom) 3.062% due 03/17/22	300,000	306,935
3.561% due 11/01/21	700,000	722,516
Buckeye Partners LP 4.875% due 02/01/21	200,000	203,221
Chevron Corp 2.419% due 11/17/20	300,000	301,412
2.498% due 03/03/22	500,000	505,130
Devon Energy Corp 3.250% due 05/15/22	300,000	305,680
Enbridge Energy Partners LP 4.375% due 10/15/20	200,000	204,568
Encana Corp (Canada) 3.900% due 11/15/21	200,000	204,870
Energy Transfer Operating LP 4.150% due 10/01/20	250,000	254,329
4.650% due 06/01/21	400,000	414,950
5.200% due 02/01/22	400,000	422,554
Enterprise Products Operating LLC 2.800% due 02/15/21	250,000	251,759
2.850% due 04/15/21	200,000	201,540
3.500% due 02/01/22	100,000	102,664
5.200% due 09/01/20	350,000	362,133
EOG Resources Inc 4.100% due 02/01/21	300,000	308,817
EQT Corp 2.500% due 10/01/20	70,000	69,820
4.875% due 11/15/21	200,000	209,162
Exxon Mobil Corp 2.222% due 03/01/21	250,000	250,633
2.397% due 03/06/22	600,000	605,024
Husky Energy Inc (Canada) 7.250% due 12/15/19	150,000	153,031
Kinder Morgan Energy Partners LP 5.300% due 09/15/20	200,000	206,686
6.850% due 02/15/20	450,000	461,503

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-3

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Marathon Petroleum Corp 3.400% due 12/15/20	$400,000	$404,196
Occidental Petroleum Corp 2.600% due 04/15/22	300,000	301,054
4.100% due 02/01/21	300,000	306,907
ONEOK Inc 4.250% due 02/01/22	200,000	206,990
Phillips 66 4.300% due 04/01/22	481,000	506,627
Pioneer Natural Resources Co 3.450% due 01/15/21	200,000	202,625
Plains All American Pipeline LP 5.000% due 02/01/21	200,000	206,024
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	450,000	467,413
6.250% due 03/15/22	300,000	325,652
Shell International Finance BV (Netherlands) 1.750% due 09/12/21	150,000	148,749
1.875% due 05/10/21	200,000	199,154
2.250% due 11/10/20	400,000	400,586
Sunoco Logistics Partners Operations LP 4.650% due 02/15/22	200,000	209,956
The Williams Cos Inc 3.600% due 03/15/22	500,000	513,471
7.875% due 09/01/21	250,000	277,342
Total Capital International SA (France) 2.750% due 06/19/21	300,000	303,477
2.875% due 02/17/22	300,000	305,274
TransCanada PipeLines Ltd (Canada) 3.800% due 10/01/20	400,000	406,694

		13,524,422

Financial - 44.2%

AerCap Ireland Capital DAC (Ireland) 4.250% due 07/01/20	200,000	202,972
4.450% due 12/16/21	150,000	155,812
4.625% due 10/30/20	450,000	461,442
5.000% due 10/01/21	500,000	524,424
Air Lease Corp 3.500% due 01/15/22	350,000	358,442
3.875% due 04/01/21	250,000	255,439
Aircastle Ltd 5.125% due 03/15/21	130,000	134,841
6.250% due 12/01/19	135,000	136,921
7.625% due 04/15/20	80,000	82,934
American Express Co 2.200% due 10/30/20	400,000	399,532
2.750% due 05/20/22	200,000	202,452
3.000% due 02/22/21	165,000	166,822
3.375% due 05/17/21	450,000	458,526
3.700% due 11/05/21	130,000	133,948
American Express Credit Corp 2.600% due 09/14/20	400,000	401,513
2.700% due 03/03/22	850,000	859,686
American International Group Inc 3.300% due 03/01/21	300,000	304,076
3.375% due 08/15/20	200,000	202,197
4.875% due 06/01/22	350,000	375,276
6.400% due 12/15/20	200,000	211,173
American Tower Corp REIT 2.250% due 01/15/22	250,000	248,962
2.800% due 06/01/20	450,000	451,077
3.450% due 09/15/21	250,000	255,188
Ameriprise Financial Inc 3.000% due 03/22/22	35,000	35,644
Aon Corp 5.000% due 09/30/20	200,000	206,657
Ares Capital Corp 3.625% due 01/19/22	200,000	202,115

	Principal Amount	Value
Australia & New Zealand Banking Group Ltd (Australia) 2.250% due 11/09/20	$500,000	$500,137
2.300% due 06/01/21	250,000	250,079
2.550% due 11/23/21	250,000	251,781
3.300% due 05/17/21	250,000	254,556
Banco Bilbao Vizcaya Argentaria SA (Spain) 3.000% due 10/20/20	250,000	251,695
Banco Santander SA (Spain) 3.500% due 04/11/22	200,000	205,212
Bancolombia SA (Colombia) 5.950% due 06/03/21	250,000	264,700
Bank of America Corp 2.328% due 10/01/21	500,000	499,401
2.369% due 07/21/21	500,000	499,468
2.625% due 10/19/20	650,000	652,574
2.625% due 04/19/21	450,000	452,895
2.738% due 01/23/22	500,000	502,258
3.124% due 01/20/23	900,000	914,584
3.499% due 05/17/22	650,000	663,013
Bank of America NA 3.335% due 01/25/23	250,000	256,455
Bank of Montreal (Canada) 2.900% due 03/26/22	450,000	457,262
3.100% due 07/13/20	250,000	252,562
3.100% due 04/13/21	750,000	761,624
Barclays Bank PLC (United Kingdom) 2.650% due 01/11/21	395,000	396,149
5.140% due 10/14/20	200,000	205,570
Barclays PLC (United Kingdom) 3.200% due 08/10/21	600,000	604,497
3.250% due 01/12/21	400,000	403,277
4.610% due 02/15/23	350,000	362,876
BB&T Corp 2.050% due 05/10/21	800,000	795,810
2.750% due 04/01/22	200,000	202,433
3.050% due 06/20/22	350,000	357,748
BBVA USA 3.500% due 06/11/21	250,000	254,793
Berkshire Hathaway Finance Corp 4.250% due 01/15/21	250,000	258,266
Berkshire Hathaway Inc 2.200% due 03/15/21	200,000	200,548
3.400% due 01/31/22	200,000	208,008
3.750% due 08/15/21	200,000	206,964
BlackRock Inc 4.250% due 05/24/21	200,000	207,992
BNP Paribas SA (France) 5.000% due 01/15/21	750,000	780,474
Boston Properties LP REIT 5.625% due 11/15/20	350,000	363,433
BPCE SA (France) 2.650% due 02/03/21	500,000	502,911
Branch Banking & Trust 2.625% due 01/15/22	250,000	251,617
Canadian Imperial Bank of Commerce (Canada) 2.100% due 10/05/20	200,000	199,731
2.550% due 06/16/22	250,000	252,735
2.700% due 02/02/21	250,000	251,962
Capital One Financial Corp 2.400% due 10/30/20	350,000	350,395
3.050% due 03/09/22	300,000	304,690
3.450% due 04/30/21	100,000	101,823
Capital One NA 2.250% due 09/13/21	300,000	298,943
2.950% due 07/23/21	400,000	404,300
Chubb INA Holdings Inc 2.300% due 11/03/20	300,000	300,136
Citibank NA 2.125% due 10/20/20	500,000	499,029
2.844% due 05/20/22	350,000	352,788
2.850% due 02/12/21	400,000	403,339

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-4

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
3.165% due 02/19/22	$500,000	$506,424
3.400% due 07/23/21	250,000	255,330
Citigroup Inc 2.350% due 08/02/21	500,000	499,699
2.650% due 10/26/20	500,000	501,834
2.700% due 03/30/21	750,000	753,847
2.750% due 04/25/22	400,000	403,994
2.900% due 12/08/21	500,000	505,208
3.142% due 01/24/23	950,000	966,110
Citizens Bank NA 2.250% due 10/30/20	250,000	249,518
2.550% due 05/13/21	350,000	350,894
Commonwealth Bank of Australia (Australia) 2.400% due 11/02/20	400,000	400,686
Cooperatieve Rabobank UA (Netherlands) 2.500% due 01/19/21	300,000	301,073
2.750% due 01/10/22	1,350,000	1,364,642
3.125% due 04/26/21	250,000	253,981
3.875% due 02/08/22	250,000	260,043
Credit Suisse AG (Switzerland) 3.000% due 10/29/21	350,000	355,178
4.375% due 08/05/20	350,000	357,510
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.125% due 12/10/20	500,000	503,969
3.450% due 04/16/21	300,000	304,719
Crown Castle International Corp REIT 3.400% due 02/15/21	250,000	253,440
4.875% due 04/15/22	300,000	319,080
Deutsche Bank AG (Germany) 2.700% due 07/13/20	100,000	99,592
2.950% due 08/20/20	200,000	198,569
3.150% due 01/22/21	500,000	496,669
3.375% due 05/12/21	166,000	165,119
4.250% due 02/04/21	250,000	252,236
4.250% due 10/14/21	750,000	760,105
5.000% due 02/14/22	600,000	618,539
Discover Bank 3.100% due 06/04/20	350,000	351,730
3.200% due 08/09/21	250,000	253,711
ERP Operating LP REIT 4.750% due 07/15/20	105,000	106,814
Fifth Third Bancorp 2.600% due 06/15/22	400,000	402,764
2.875% due 07/27/20	300,000	301,393
Fifth Third Bank 2.200% due 10/30/20	200,000	199,793
2.250% due 06/14/21	200,000	199,961
3.350% due 07/26/21	200,000	204,244
First Horizon National Corp 3.500% due 12/15/20	250,000	253,026
GE Capital International Funding Co Unlimited Co 2.342% due 11/15/20	1,700,000	1,692,155
GLP Capital LP REIT 4.875% due 11/01/20	300,000	305,958
HSBC Bank USA NA 4.875% due 08/24/20	300,000	308,306
HSBC Holdings PLC (United Kingdom) 2.650% due 01/05/22	1,100,000	1,104,372
2.950% due 05/25/21	500,000	504,538
3.262% due 03/13/23	600,000	610,680
3.400% due 03/08/21	750,000	761,602
4.000% due 03/30/22	500,000	521,432
HSBC USA Inc 2.750% due 08/07/20	600,000	602,880
Huntington Bancshares Inc 2.300% due 01/14/22	400,000	399,789
3.150% due 03/14/21	250,000	253,120

	Principal Amount	Value
ING Groep NV (Netherlands) 3.150% due 03/29/22	$350,000	$356,397
Intercontinental Exchange Inc 2.750% due 12/01/20	150,000	150,997
International Lease Finance Corp 8.250% due 12/15/20	250,000	269,756
Jefferies Group LLC 6.875% due 04/15/21	250,000	267,649
JPMorgan Chase & Co 2.295% due 08/15/21	1,000,000	1,000,071
2.550% due 10/29/20	500,000	501,267
2.550% due 03/01/21	400,000	400,904
2.776% due 04/25/23	200,000	201,993
3.207% due 04/01/23	890,000	908,337
3.514% due 06/18/22	750,000	766,410
4.250% due 10/15/20	400,000	409,885
4.400% due 07/22/20	450,000	460,057
4.500% due 01/24/22	850,000	895,697
4.625% due 05/10/21	500,000	520,562
KeyBank NA 2.500% due 11/22/21	250,000	251,397
3.350% due 06/15/21	250,000	255,141
KeyCorp 2.900% due 09/15/20	200,000	201,331
5.100% due 03/24/21	200,000	209,150
Lloyds Bank PLC (United Kingdom) 2.350% due 09/05/19	200,000	199,971
2.700% due 08/17/20	200,000	200,781
3.300% due 05/07/21	280,000	284,103
Lloyds Banking Group PLC (United Kingdom) 3.000% due 01/11/22	300,000	303,202
3.100% due 07/06/21	300,000	303,738
Manufacturers & Traders Trust 2.050% due 08/17/20	250,000	249,550
2.625% due 01/25/21	250,000	251,285
Marsh & McLennan Cos Inc 2.350% due 09/10/19	200,000	199,882
3.500% due 12/29/20	50,000	50,840
Mastercard Inc 2.000% due 11/21/21	200,000	199,529
Mitsubishi UFJ Financial Group Inc (Japan) 2.190% due 09/13/21	300,000	298,461
2.950% due 03/01/21	700,000	706,387
3.218% due 03/07/22	450,000	459,529
3.535% due 07/26/21	115,000	117,591
Mizuho Financial Group Inc (Japan) 2.273% due 09/13/21	300,000	299,040
2.953% due 02/28/22	350,000	354,045
Morgan Stanley 2.500% due 04/21/21	500,000	501,015
2.625% due 11/17/21	950,000	956,116
2.750% due 05/19/22	700,000	707,539
5.500% due 07/24/20	250,000	258,073
5.500% due 07/28/21	750,000	796,643
5.750% due 01/25/21	300,000	315,129
MUFG Union Bank NA 3.150% due 04/01/22	250,000	255,627
National Australia Bank Ltd (Australia) 1.875% due 07/12/21	400,000	396,613
2.500% due 01/12/21	250,000	250,936
2.500% due 05/22/22	250,000	251,500
2.625% due 07/23/20	250,000	251,025
3.375% due 09/20/21	300,000	306,843
3.700% due 11/04/21	250,000	258,247
National Bank of Canada (Canada) 2.200% due 11/02/20	400,000	399,524
Northern Trust Corp 3.450% due 11/04/20	350,000	355,799
PNC Bank NA 2.450% due 11/05/20	600,000	601,463
2.500% due 01/22/21	700,000	702,417
2.600% due 07/21/20	500,000	501,621

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-5

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Prudential Financial Inc 4.500% due 11/15/20	$200,000	$206,134
5.375% due 06/21/20	100,000	102,975
Regions Bank 2.750% due 04/01/21	250,000	251,011
3.374% due 08/13/21	150,000	151,296
Royal Bank of Canada (Canada) 2.150% due 10/26/20	810,000	809,610
2.350% due 10/30/20	75,000	75,159
2.500% due 01/19/21	650,000	652,835
2.800% due 04/29/22	200,000	203,120
3.200% due 04/30/21	250,000	254,457
Royal Bank of Scotland Group PLC (United Kingdom) 3.498% due 05/15/23	400,000	404,536
Santander Holdings USA Inc 3.700% due 03/28/22	500,000	512,158
4.450% due 12/03/21	60,000	62,398
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	200,000	200,545
2.875% due 08/05/21	350,000	350,660
Santander UK PLC (United Kingdom) 2.125% due 11/03/20	200,000	199,017
2.500% due 01/05/21	400,000	400,319
3.400% due 06/01/21	200,000	203,369
3.750% due 11/15/21	200,000	206,237
Simon Property Group LP REIT 2.500% due 09/01/20	600,000	601,684
4.375% due 03/01/21	250,000	257,970
Skandinaviska Enskilda Banken AB (Sweden) 2.625% due 03/15/21	500,000	502,271
Sumitomo Mitsui Banking Corp (Japan) 2.450% due 10/20/20	300,000	300,398
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	400,000	398,368
2.846% due 01/11/22	500,000	505,552
2.934% due 03/09/21	350,000	353,223
SunTrust Bank 2.800% due 05/17/22	300,000	303,896
3.502% due 08/02/22	100,000	102,197
3.525% due 10/26/21	40,000	40,602
SunTrust Banks Inc 2.700% due 01/27/22	200,000	201,475
2.900% due 03/03/21	250,000	252,213
Svenska Handelsbanken AB (Sweden) 1.875% due 09/07/21	250,000	248,069
1.950% due 09/08/20	250,000	249,067
2.400% due 10/01/20	300,000	300,376
2.450% due 03/30/21	300,000	300,954
3.350% due 05/24/21	250,000	254,669
Synchrony Bank 3.650% due 05/24/21	250,000	254,162
Synchrony Financial 3.750% due 08/15/21	250,000	254,772
The Bank of New York Mellon Corp 2.050% due 05/03/21	350,000	349,298
2.450% due 11/27/20	200,000	200,820
2.500% due 04/15/21	200,000	201,114
2.600% due 08/17/20	200,000	201,045
2.600% due 02/07/22	500,000	505,152
3.550% due 09/23/21	350,000	359,597
The Bank of Nova Scotia (Canada) 2.150% due 07/14/20	300,000	299,967
2.450% due 03/22/21	350,000	351,403
2.500% due 01/08/21	450,000	452,113
2.800% due 07/21/21	250,000	252,835
3.125% due 04/20/21	750,000	761,690

	Principal Amount	Value
The Charles Schwab Corp 3.250% due 05/21/21	$135,000	$137,623
4.450% due 07/22/20	150,000	153,321
The Goldman Sachs Group Inc 2.350% due 11/15/21	550,000	549,169
2.600% due 12/27/20	400,000	400,347
2.625% due 04/25/21	300,000	301,101
2.750% due 09/15/20	650,000	652,669
2.875% due 02/25/21	550,000	554,000
2.876% due 10/31/22	650,000	655,341
3.000% due 04/26/22	600,000	605,291
5.250% due 07/27/21	800,000	845,182
5.750% due 01/24/22	1,100,000	1,188,709
The Huntington National Bank 3.250% due 05/14/21	250,000	254,148
The PNC Financial Services Group Inc 4.375% due 08/11/20	200,000	204,495
The Progressive Corp 3.750% due 08/23/21	200,000	206,657
The Toronto-Dominion Bank (Canada) 1.800% due 07/13/21	500,000	496,371
1.850% due 09/11/20	300,000	299,134
2.125% due 04/07/21	350,000	349,670
2.500% due 12/14/20	500,000	502,435
3.150% due 09/17/20	250,000	252,966
3.250% due 06/11/21	200,000	204,083
The Western Union Co 3.600% due 03/15/22	300,000	307,819
UBS AG (Switzerland) 4.875% due 08/04/20	250,000	256,986
Unum Group 3.000% due 05/15/21	125,000	125,677
US Bancorp 2.350% due 01/29/21	200,000	200,616
2.625% due 01/24/22	450,000	455,183
US Bank NA 2.050% due 10/23/20	250,000	249,548
2.650% due 05/23/22	250,000	253,578
3.000% due 02/04/21	250,000	253,055
3.050% due 07/24/20	250,000	252,099
3.150% due 04/26/21	250,000	254,552
3.450% due 11/16/21	300,000	308,071
Visa Inc 2.200% due 12/14/20	700,000	701,270
Wells Fargo & Co 2.500% due 03/04/21	1,150,000	1,152,621
2.600% due 07/22/20	650,000	652,237
3.500% due 03/08/22	1,000,000	1,028,958
4.600% due 04/01/21	200,000	207,576
Wells Fargo Bank NA 2.600% due 01/15/21	500,000	502,026
2.897% due 05/27/22	330,000	333,300
3.325% due 07/23/21	750,000	757,187
3.625% due 10/22/21	850,000	874,022
Welltower Inc REIT 4.950% due 01/15/21	300,000	309,581
Westpac Banking Corp (Australia) 2.000% due 08/19/21	500,000	497,265
2.600% due 11/23/20	400,000	401,972
2.650% due 01/25/21	250,000	251,364
2.800% due 01/11/22	300,000	304,000
Willis Towers Watson PLC 5.750% due 03/15/21	200,000	210,051
Zions Bancorp NA 3.350% due 03/04/22	250,000	254,668

		102,799,687

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-6

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Industrial - 6.3%

3M Co 2.750% due 03/01/22	$100,000	$101,765
3.000% due 09/14/21	445,000	453,444
ABB Finance USA Inc (Switzerland) 2.875% due 05/08/22	300,000	305,093
Agilent Technologies Inc 5.000% due 07/15/20	200,000	204,898
Burlington Northern Santa Fe LLC 3.050% due 03/15/22	300,000	307,270
Caterpillar Financial Services Corp 1.700% due 08/09/21	300,000	296,851
1.850% due 09/04/20	165,000	164,426
2.400% due 06/06/22	300,000	302,614
2.650% due 05/17/21	135,000	136,219
2.950% due 02/26/22	450,000	459,535
3.150% due 09/07/21	110,000	112,191
3.350% due 12/07/20	100,000	101,548
Caterpillar Inc 3.900% due 05/27/21	200,000	206,281
CNH Industrial Capital LLC 4.375% due 11/06/20	200,000	204,140
4.875% due 04/01/21	200,000	207,408
CSX Corp 3.700% due 10/30/20	200,000	203,230
Deere & Co 2.600% due 06/08/22	500,000	506,124
Emerson Electric Co 2.625% due 12/01/21	300,000	303,510
FedEx Corp 3.400% due 01/14/22	140,000	143,543
Fortive Corp 2.350% due 06/15/21	200,000	199,616
GATX Corp 2.500% due 07/30/19	200,000	199,989
General Dynamics Corp 3.000% due 05/11/21	450,000	457,493
General Electric Co 4.625% due 01/07/21	200,000	205,860
4.650% due 10/17/21	300,000	312,573
5.300% due 02/11/21	300,000	311,261
Honeywell International Inc 1.850% due 11/01/21	500,000	496,575
John Deere Capital Corp 2.300% due 06/07/21	200,000	200,550
2.375% due 07/14/20	200,000	200,306
2.875% due 03/12/21	500,000	505,738
2.950% due 04/01/22	90,000	91,816
3.125% due 09/10/21	135,000	137,718
3.900% due 07/12/21	300,000	310,249
Johnson Controls International PLC 5.000% due 03/30/20	250,000	254,615
L3 Technologies Inc 4.950% due 02/15/21	200,000	206,678
Lockheed Martin Corp 2.500% due 11/23/20	250,000	251,034
3.350% due 09/15/21	250,000	256,409
Masco Corp 7.125% due 03/15/20	7,000	7,202
Norfolk Southern Corp 3.000% due 04/01/22	200,000	203,349
Northrop Grumman Corp 2.080% due 10/15/20	150,000	149,786
3.500% due 03/15/21	250,000	255,003
Raytheon Co 3.125% due 10/15/20	150,000	151,701
Republic Services Inc 3.550% due 06/01/22	400,000	412,831

	Principal Amount	Value
Rockwell Collins Inc 2.800% due 03/15/22	$300,000	$303,162
Roper Technologies Inc 3.000% due 12/15/20	300,000	302,202
Ryder System Inc 2.450% due 09/03/19	150,000	149,982
2.800% due 03/01/22	300,000	302,772
2.875% due 06/01/22	60,000	60,693
3.500% due 06/01/21	50,000	51,013
Tech Data Corp 3.700% due 02/15/22	300,000	305,173
The Boeing Co 2.700% due 05/01/22	85,000	86,227
8.750% due 08/15/21	200,000	226,086
Union Pacific Corp 2.250% due 06/19/20	200,000	199,782
2.950% due 03/01/22	55,000	56,049
3.200% due 06/08/21	135,000	137,409
United Parcel Service Inc 2.050% due 04/01/21	300,000	299,529
3.125% due 01/15/21	300,000	304,519
United Technologies Corp 1.950% due 11/01/21	200,000	198,392
3.100% due 06/01/22	500,000	511,649
3.350% due 08/16/21	270,000	276,019
Waste Management Inc 4.600% due 03/01/21	300,000	310,000

		14,579,100

Technology - 7.8%

Activision Blizzard Inc 2.300% due 09/15/21	200,000	199,630
Analog Devices Inc 2.500% due 12/05/21	150,000	150,441
2.950% due 01/12/21	150,000	151,381
Apple Inc 1.550% due 08/04/21	200,000	198,073
2.000% due 11/13/20	250,000	249,872
2.150% due 02/09/22	300,000	301,203
2.250% due 02/23/21	750,000	752,287
2.500% due 02/09/22	400,000	404,633
2.700% due 05/13/22	300,000	305,553
2.850% due 05/06/21	650,000	659,902
Applied Materials Inc 2.625% due 10/01/20	200,000	201,102
Broadcom Corp 2.200% due 01/15/21	100,000	99,143
3.000% due 01/15/22	750,000	753,170
Broadcom Inc 3.125% due 04/15/21 ~	450,000	453,064
3.125% due 10/15/22 ~	85,000	85,498
CA Inc 5.375% due 12/01/19	200,000	201,794
Dell International LLC 4.420% due 06/15/21 ~	1,050,000	1,081,686
Electronic Arts Inc 3.700% due 03/01/21	227,000	231,090
Fidelity National Information Services Inc 2.250% due 08/15/21	250,000	249,498
3.625% due 10/15/20	250,000	253,700
Fiserv Inc 2.700% due 06/01/20	250,000	250,531
Hewlett Packard Enterprise Co 3.500% due 10/05/21	125,000	127,986
3.600% due 10/15/20	650,000	658,568
HP Inc 3.750% due 12/01/20	150,000	152,553
4.375% due 09/15/21	250,000	260,722
IBM Credit LLC 1.800% due 01/20/21	150,000	149,097

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-7

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
2.650% due 02/05/21	$550,000	$553,099
3.600% due 11/30/21	300,000	309,396
Intel Corp 1.700% due 05/19/21	100,000	99,244
2.350% due 05/11/22	250,000	251,870
2.450% due 07/29/20	400,000	400,837
3.300% due 10/01/21	400,000	411,227
International Business Machines Corp 2.500% due 01/27/22	300,000	301,988
2.800% due 05/13/21	240,000	242,907
2.850% due 05/13/22	500,000	508,281
Lam Research Corp 2.800% due 06/15/21	200,000	201,534
Microchip Technology Inc 3.922% due 06/01/21	300,000	305,443
Microsoft Corp 1.550% due 08/08/21	750,000	743,654
2.000% due 11/03/20	550,000	549,814
2.400% due 02/06/22	1,000,000	1,011,338
NetApp Inc 2.000% due 09/27/19	55,000	54,920
NVIDIA Corp 2.200% due 09/16/21	200,000	199,278
Oracle Corp 1.900% due 09/15/21	1,100,000	1,094,277
2.500% due 05/15/22	400,000	404,302
2.800% due 07/08/21	300,000	304,055
3.875% due 07/15/20	200,000	203,531
QUALCOMM Inc 3.000% due 05/20/22	500,000	509,822
Seagate HDD Cayman 4.250% due 03/01/22	250,000	254,257
Texas Instruments Inc 1.850% due 05/15/22	250,000	248,452
VMware Inc 2.300% due 08/21/20	305,000	304,195
Xilinx Inc 3.000% due 03/15/21	200,000	201,728

		18,251,626

Utilities - 4.1%

American Electric Power Co Inc 2.150% due 11/13/20	70,000	69,846
3.650% due 12/01/21	200,000	206,273
Berkshire Hathaway Energy Co 2.375% due 01/15/21	295,000	295,968
CenterPoint Energy Inc 3.600% due 11/01/21	315,000	323,602
Consolidated Edison Inc 2.000% due 05/15/21	200,000	198,949
Dominion Energy Inc 2.000% due 08/15/21	400,000	396,784
2.579% due 07/01/20	350,000	349,551
2.715% due 08/15/21	70,000	70,114
DPL Inc 7.250% due 10/15/21	122,000	131,608
DTE Energy Co 2.600% due 06/15/22	105,000	105,513
Duke Energy Carolinas LLC 3.350% due 05/15/22	500,000	516,974
Duke Energy Corp 3.550% due 09/15/21	250,000	255,581
Duke Energy Florida LLC 3.100% due 08/15/21	500,000	507,562
Edison International 2.125% due 04/15/20	100,000	99,570
Emera US Finance LP (Canada) 2.700% due 06/15/21	200,000	200,696
Eversource Energy 2.500% due 03/15/21	200,000	200,520

	Principal Amount	Value
Exelon Corp 5.150% due 12/01/20	$45,000	$46,412
Exelon Generation Co LLC 3.400% due 03/15/22	600,000	614,840
LG&E & KU Energy LLC 3.750% due 11/15/20	250,000	253,688
National Rural Utilities Cooperative Finance Corp 3.050% due 02/15/22	350,000	356,654
NextEra Energy Capital Holdings Inc 2.900% due 04/01/22	100,000	101,740
4.500% due 06/01/21	400,000	414,104
NV Energy Inc 6.250% due 11/15/20	54,000	56,786
Ohio Power Co 5.375% due 10/01/21	250,000	266,996
PECO Energy Co 1.700% due 09/15/21	300,000	297,140
PNM Resources Inc 3.250% due 03/09/21	100,000	100,974
Public Service Enterprise Group Inc 2.000% due 11/15/21	350,000	346,745
Puget Energy Inc 6.500% due 12/15/20	250,000	263,839
Sempra Energy 2.400% due 02/01/20	130,000	129,979
2.400% due 03/15/20	200,000	199,865
Southern California Edison Co 2.900% due 03/01/21	100,000	100,250
3.875% due 06/01/21	250,000	254,766
Southern Power Co 2.500% due 12/15/21	300,000	300,455
The Southern Co 2.350% due 07/01/21	250,000	249,828
2.750% due 06/15/20	400,000	401,287
WEC Energy Group Inc 3.100% due 03/08/22	70,000	71,287
3.375% due 06/15/21	300,000	305,904
Xcel Energy Inc 2.400% due 03/15/21	400,000	399,881

		9,462,531

Total Corporate Bonds & Notes (Cost $227,869,073)		230,505,161

	Shares

SHORT-TERM INVESTMENT - 0.1%

Money Market Fund - 0.1%

BlackRock Liquidity Funds T-Fund Portfolio, 2.260%	136,812	136,812

Total Short-Term Investment (Cost $136,812)		136,812

TOTAL INVESTMENTS - 99.2% (Cost $228,005,885)		230,641,973

OTHER ASSETS & LIABILITIES, NET - 0.8%		1,847,125

NET ASSETS - 100.0%		$232,489,098

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-8

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	44.2%
Consumer, Non-Cyclical	16.4%
Technology	7.8%
Consumer, Cyclical	7.6%
Industrial	6.3%
Energy	5.8%
Communications	5.3%
Utilities	4.1%
Others (each less than 3.0%)	1.7%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$230,505,161	$-	$230,505,161	$-
	Short-Term Investment	136,812	136,812	-	-

	Total	$230,641,973	$136,812	$230,505,161	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-9

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 27.2%

Basic Materials - 0.8%

Air Products & Chemicals Inc 3.350% due 07/31/24	$100,000	$104,622
Albemarle Corp 5.450% due 12/01/44	50,000	53,695
ArcelorMittal (Luxembourg) 5.250% due 08/05/20	50,000	51,275
5.500% due 03/01/21	40,000	41,647
6.125% due 06/01/25	30,000	34,111
6.250% due 02/25/22	35,000	37,985
7.000% due 10/15/39	42,000	49,876
Barrick North America Finance LLC (Canada) 5.750% due 05/01/43	200,000	250,076
BHP Billiton Finance USA Ltd (Australia) 5.000% due 09/30/43	300,000	375,032
Celanese US Holdings LLC 4.625% due 11/15/22	30,000	31,788
5.875% due 06/15/21	30,000	31,795
DuPont de Nemours Inc 4.205% due 11/15/23	200,000	214,160
4.493% due 11/15/25	100,000	110,676
4.725% due 11/15/28	150,000	169,577
5.319% due 11/15/38	65,000	76,382
5.419% due 11/15/48	75,000	91,303
Eastman Chemical Co 3.800% due 03/15/25	100,000	104,790
4.650% due 10/15/44	50,000	51,767
4.800% due 09/01/42	100,000	105,774
Ecolab Inc 2.375% due 08/10/22	200,000	200,866
4.350% due 12/08/21	82,000	86,071
Fibria Overseas Finance Ltd (Brazil) 4.000% due 01/14/25	50,000	50,563
5.500% due 01/17/27	50,000	53,701
FMC Corp 4.100% due 02/01/24	50,000	51,923
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	154,423
Huntsman International LLC 4.500% due 05/01/29	45,000	46,458
International Flavors & Fragrances Inc 3.400% due 09/25/20	15,000	15,152
International Paper Co 4.350% due 08/15/48	100,000	98,173
4.750% due 02/15/22	57,000	60,195
6.000% due 11/15/41	200,000	234,613
7.500% due 08/15/21	27,000	29,821
Kinross Gold Corp (Canada) 5.950% due 03/15/24	100,000	109,768
LYB International Finance II BV 3.500% due 03/02/27	264,000	268,621
LyondellBasell Industries NV 4.625% due 02/26/55	75,000	75,866
Newmont Goldcorp Corp 3.500% due 03/15/22	100,000	102,465
5.875% due 04/01/35	100,000	120,413
Nucor Corp 4.000% due 08/01/23	25,000	26,489
4.125% due 09/15/22	50,000	52,737
5.200% due 08/01/43	25,000	29,745
Nutrien Ltd (Canada) 4.200% due 04/01/29	55,000	59,403
5.250% due 01/15/45	145,000	160,680
PPG Industries Inc 3.600% due 11/15/20	50,000	50,861
Praxair Inc 2.200% due 08/15/22	100,000	100,387

	Principal Amount	Value
Rio Tinto Finance USA Ltd (Australia) 7.125% due 07/15/28	$50,000	$66,859
Rio Tinto Finance USA PLC (Australia) 4.750% due 03/22/42	200,000	238,648
RPM International Inc 5.250% due 06/01/45	50,000	52,397
Southern Copper Corp (Peru) 5.250% due 11/08/42	150,000	164,902
7.500% due 07/27/35	50,000	65,750
The Dow Chemical Co 4.125% due 11/15/21	200,000	206,996
4.250% due 10/01/34	200,000	207,967
4.800% due 05/15/49 ~	65,000	70,122
The Mosaic Co 5.450% due 11/15/33	163,000	184,727
The Sherwin-Williams Co 2.750% due 06/01/22	50,000	50,522
3.125% due 06/01/24	25,000	25,436
3.450% due 06/01/27	60,000	61,778
3.950% due 01/15/26	150,000	157,400
4.000% due 12/15/42	50,000	48,540
4.500% due 06/01/47	29,000	30,946
Vale Overseas Ltd (Brazil) 4.375% due 01/11/22	96,000	99,385
6.875% due 11/21/36	150,000	180,937
8.250% due 01/17/34	100,000	131,125
Westlake Chemical Corp 4.375% due 11/15/47	100,000	94,292

		6,364,454

Communications - 2.4%

Alibaba Group Holding Ltd (China) 3.125% due 11/28/21	200,000	203,127
3.600% due 11/28/24	200,000	208,662
Alphabet Inc 1.998% due 08/15/26	200,000	195,163
Amazon.com Inc 1.900% due 08/21/20	130,000	129,715
2.400% due 02/22/23	200,000	202,004
3.300% due 12/05/21	100,000	103,085
3.875% due 08/22/37	195,000	215,270
4.050% due 08/22/47	70,000	79,230
4.250% due 08/22/57	100,000	115,297
5.200% due 12/03/25	50,000	58,413
America Movil SAB de CV (Mexico) 6.125% due 03/30/40	250,000	328,440
6.375% due 03/01/35	125,000	163,319
AT&T Inc 2.950% due 07/15/26	40,000	39,767
6.200% due 03/15/40	50,000	60,841
3.200% due 03/01/22	35,000	35,756
3.400% due 05/15/25	300,000	308,486
3.800% due 03/01/24	50,000	52,610
3.950% due 01/15/25	45,000	47,554
4.125% due 02/17/26	300,000	319,258
4.250% due 03/01/27	100,000	107,134
4.300% due 02/15/30	735,000	785,564
4.300% due 12/15/42	393,000	389,016
4.350% due 03/01/29	150,000	161,055
4.350% due 06/15/45	177,000	176,482
4.500% due 05/15/35	90,000	94,384
4.550% due 03/09/49	100,000	102,482
4.850% due 03/01/39	70,000	75,218
5.150% due 03/15/42	200,000	218,801
5.150% due 11/15/46	100,000	110,623
5.350% due 09/01/40	161,000	181,881
5.450% due 03/01/47	50,000	57,462
5.700% due 03/01/57	50,000	58,878
6.000% due 08/15/40	50,000	59,470
6.100% due 07/15/40	50,000	60,125
6.375% due 03/01/41	50,000	62,400

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-10

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Baidu Inc (China) 2.875% due 07/06/22	$300,000	$301,020
Bell Canada Inc (Canada) 4.464% due 04/01/48	65,000	71,204
Booking Holdings Inc 3.600% due 06/01/26	50,000	52,746
British Telecommunications PLC (United Kingdom) 5.125% due 12/04/28	200,000	224,052
9.625% due 12/15/30	50,000	75,366
CBS Corp 2.500% due 02/15/23	100,000	99,494
2.900% due 01/15/27	50,000	48,533
3.375% due 02/15/28	55,000	54,798
4.200% due 06/01/29	100,000	105,461
5.900% due 10/15/40	50,000	59,037
7.875% due 07/30/30	100,000	136,035
Charter Communications Operating LLC 3.750% due 02/15/28	100,000	100,753
4.200% due 03/15/28	200,000	207,844
4.464% due 07/23/22	100,000	105,083
4.500% due 02/01/24	100,000	106,509
4.908% due 07/23/25	150,000	162,886
5.125% due 07/01/49 #	100,000	101,724
5.375% due 05/01/47	50,000	52,696
6.384% due 10/23/35	70,000	82,264
6.484% due 10/23/45	165,000	194,510
6.834% due 10/23/55	50,000	59,412
Cisco Systems Inc 1.850% due 09/20/21	100,000	99,416
2.200% due 02/28/21	50,000	50,063
2.600% due 02/28/23	50,000	50,769
2.950% due 02/28/26	50,000	51,570
3.000% due 06/15/22	60,000	61,714
5.500% due 01/15/40	250,000	330,284
Comcast Corp 2.350% due 01/15/27	40,000	39,039
3.000% due 02/01/24	100,000	102,932
3.300% due 10/01/20	50,000	50,671
3.300% due 02/01/27	100,000	104,100
3.375% due 08/15/25	365,000	381,838
3.400% due 07/15/46	55,000	52,764
3.450% due 10/01/21	65,000	66,889
3.700% due 04/15/24	85,000	90,233
3.950% due 10/15/25	100,000	107,910
3.969% due 11/01/47	289,000	304,191
3.999% due 11/01/49	211,000	222,434
4.000% due 08/15/47	100,000	105,838
4.049% due 11/01/52	97,000	103,025
4.150% due 10/15/28	95,000	104,797
4.250% due 10/15/30	70,000	78,033
4.250% due 01/15/33	250,000	280,158
4.400% due 08/15/35	77,000	85,822
4.600% due 10/15/38	85,000	97,404
4.600% due 08/15/45	77,000	87,550
4.700% due 10/15/48	75,000	88,015
4.750% due 03/01/44	300,000	349,992
4.950% due 10/15/58	80,000	97,642
Corning Inc 4.375% due 11/15/57	100,000	97,289
4.700% due 03/15/37	50,000	54,495
5.350% due 11/15/48	100,000	122,572
Deutsche Telekom International Finance BV (Germany) 8.750% due 06/15/30	185,000	266,438
Discovery Communications LLC 3.450% due 03/15/25	100,000	101,349
3.500% due 06/15/22	150,000	152,807
3.800% due 03/13/24	100,000	103,809
3.950% due 03/20/28	60,000	61,892
4.950% due 05/15/42	100,000	101,139
5.200% due 09/20/47	30,000	31,683
eBay Inc 2.750% due 01/30/23	50,000	50,288
3.600% due 06/05/27	50,000	51,202

	Principal Amount	Value
Expedia Group Inc 3.800% due 02/15/28	$50,000	$50,916
4.500% due 08/15/24	200,000	212,811
Grupo Televisa SAB (Mexico) 5.000% due 05/13/45	200,000	202,802
Motorola Solutions Inc 3.500% due 03/01/23	150,000	152,916
4.600% due 02/23/28	100,000	104,961
NBCUniversal Media LLC 2.875% due 01/15/23	75,000	76,635
Omnicom Group Inc 3.600% due 04/15/26	50,000	51,171
3.625% due 05/01/22	100,000	103,323
4.450% due 08/15/20	50,000	51,122
Orange SA (France) 5.375% due 01/13/42	150,000	181,518
9.000% due 03/01/31	50,000	76,387
Rogers Communications Inc (Canada) 4.300% due 02/15/48	85,000	91,017
4.350% due 05/01/49	75,000	81,135
4.500% due 03/15/43	25,000	26,989
5.000% due 03/15/44	100,000	115,519
Telefonica Emisiones SA (Spain) 5.213% due 03/08/47	150,000	165,444
5.462% due 02/16/21	40,000	41,904
7.045% due 06/20/36	150,000	196,843
Telefonica Europe BV (Spain) 8.250% due 09/15/30	250,000	350,769
TELUS Corp (Canada) 4.600% due 11/16/48	100,000	110,125
The Walt Disney Co 3.375% due 11/15/26 ~	200,000	209,803
4.500% due 02/15/21 ~	100,000	103,784
5.400% due 10/01/43 ~	100,000	130,437
6.400% due 12/15/35 ~	50,000	68,607
6.650% due 11/15/37 ~	150,000	215,609
6.900% due 08/15/39 ~	150,000	221,165
Thomson Reuters Corp (Canada) 5.650% due 11/23/43	150,000	169,082
5.850% due 04/15/40	25,000	28,892
Time Warner Cable LLC 5.875% due 11/15/40	150,000	162,415
6.550% due 05/01/37	100,000	115,622
6.750% due 06/15/39	50,000	58,052
7.300% due 07/01/38	150,000	182,155
TWDC Enterprises 18 Corp 2.350% due 12/01/22	100,000	100,727
2.750% due 08/16/21	50,000	50,807
Verizon Communications Inc 3.376% due 02/15/25	200,000	208,845
4.125% due 03/16/27	300,000	326,851
4.272% due 01/15/36	57,000	61,781
4.329% due 09/21/28	1,169,000	1,293,813
4.522% due 09/15/48	309,000	345,645
5.250% due 03/16/37	483,000	578,039
5.500% due 03/16/47	75,000	94,846
Viacom Inc 3.875% due 04/01/24	100,000	104,217
4.375% due 03/15/43	70,000	68,548
6.875% due 04/30/36	100,000	126,778
Vodafone Group PLC (United Kingdom) 3.750% due 01/16/24	45,000	47,140
4.375% due 05/30/28	355,000	383,721
5.000% due 05/30/38	40,000	43,544
5.125% due 06/19/59	100,000	106,693
5.250% due 05/30/48	75,000	83,048
6.150% due 02/27/37	150,000	182,332
7.875% due 02/15/30	50,000	67,575
WPP Finance (United Kingdom) 3.625% due 09/07/22	100,000	102,950

		21,296,285

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-11

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Consumer, Cyclical - 1.6%

American Airlines Pass-Through Trust 4.950% due 07/15/24	$102,122	$107,193
American Airlines Pass-Through Trust ‘AA’ 3.200% due 12/15/29	131,550	132,971
American Honda Finance Corp 1.700% due 09/09/21	100,000	98,854
2.900% due 02/16/24	250,000	254,629
3.375% due 12/10/21	25,000	25,645
3.625% due 10/10/23	25,000	26,317
Aptiv Corp 4.150% due 03/15/24	40,000	42,113
Aptiv PLC 4.250% due 01/15/26	50,000	52,606
4.400% due 10/01/46	100,000	93,513
AutoNation Inc 4.500% due 10/01/25	100,000	103,616
AutoZone Inc 3.750% due 06/01/27	100,000	104,584
4.000% due 11/15/20	50,000	50,936
Best Buy Co Inc 4.450% due 10/01/28	50,000	52,862
BorgWarner Inc 3.375% due 03/15/25	200,000	206,010
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	21,707	22,720
Daimler Finance North America LLC (Germany) 8.500% due 01/18/31	50,000	74,460
Darden Restaurants Inc 3.850% due 05/01/27	130,000	134,712
Delta Air Lines Inc 2.600% due 12/04/20	25,000	24,982
3.625% due 03/15/22	100,000	101,739
Delta Air Lines Pass Through Trust “AA” 3.204% due 10/25/25	25,000	25,907
Dollar General Corp 3.250% due 04/15/23	50,000	51,375
3.875% due 04/15/27	50,000	51,958
4.150% due 11/01/25	25,000	26,737
Dollar Tree Inc 3.700% due 05/15/23	45,000	46,708
4.200% due 05/15/28	45,000	46,584
Ford Motor Co 5.291% due 12/08/46	100,000	93,238
7.450% due 07/16/31	150,000	177,450
Ford Motor Credit Co LLC 3.096% due 05/04/23	200,000	197,143
3.815% due 11/02/27	200,000	191,722
4.375% due 08/06/23	200,000	205,406
5.875% due 08/02/21	250,000	263,625
General Motors Co 4.200% due 10/01/27	50,000	50,394
5.400% due 04/01/48	50,000	48,793
6.250% due 10/02/43	100,000	106,511
6.750% due 04/01/46	25,000	28,305
General Motors Financial Co Inc 2.450% due 11/06/20	100,000	99,672
3.500% due 11/07/24	100,000	99,876
3.550% due 07/08/22	350,000	356,276
3.700% due 11/24/20	100,000	101,323
3.700% due 05/09/23	200,000	203,044
3.950% due 04/13/24	100,000	102,191
4.000% due 10/06/26	50,000	50,459
4.150% due 06/19/23	250,000	257,674
4.200% due 11/06/21	100,000	103,003
Hasbro Inc 3.150% due 05/15/21	50,000	50,442
3.500% due 09/15/27	30,000	30,457

	Principal Amount	Value
Hyatt Hotels Corp 4.850% due 03/15/26	$25,000	$27,206
Kohl’s Corp 3.250% due 02/01/23	100,000	100,511
4.250% due 07/17/25	50,000	52,002
5.550% due 07/17/45	50,000	50,118
Lear Corp 5.250% due 01/15/25	65,000	67,445
Leggett & Platt Inc 3.800% due 11/15/24	50,000	51,061
Lowe’s Cos Inc 3.100% due 05/03/27	200,000	202,727
3.120% due 04/15/22	100,000	101,957
3.650% due 04/05/29	35,000	36,596
3.700% due 04/15/46	250,000	235,545
3.875% due 09/15/23	100,000	105,405
4.550% due 04/05/49	15,000	16,190
Macy’s Retail Holdings Inc 3.625% due 06/01/24	50,000	49,232
3.875% due 01/15/22	100,000	101,769
Magna International Inc (Canada) 4.150% due 10/01/25	25,000	26,714
Marriott International Inc 2.875% due 03/01/21	50,000	50,337
3.125% due 06/15/26	200,000	200,148
3.375% due 10/15/20	83,000	83,730
McDonald’s Corp 2.750% due 12/09/20	45,000	45,268
3.350% due 04/01/23	25,000	25,948
3.375% due 05/26/25	100,000	104,658
3.500% due 07/15/20	50,000	50,590
3.500% due 03/01/27	50,000	52,532
3.700% due 02/15/42	200,000	195,715
3.800% due 04/01/28	25,000	26,854
4.450% due 09/01/48	10,000	10,969
4.875% due 07/15/40	10,000	11,113
4.875% due 12/09/45	250,000	288,393
Newell Brands Inc 3.850% due 04/01/23	20,000	20,312
4.200% due 04/01/26	225,000	223,723
5.375% due 04/01/36	12,000	11,864
NIKE Inc 2.250% due 05/01/23	27,000	27,153
3.375% due 11/01/46	200,000	197,755
3.625% due 05/01/43	25,000	25,920
Nordstrom Inc 4.000% due 10/15/21	250,000	256,698
O’Reilly Automotive Inc 3.800% due 09/01/22	100,000	103,849
4.350% due 06/01/28	100,000	108,162
PACCAR Financial Corp 2.300% due 08/10/22	100,000	100,171
3.400% due 08/09/23	25,000	25,874
QVC Inc 5.450% due 08/15/34	100,000	98,568
Ralph Lauren Corp 3.750% due 09/15/25	50,000	53,046
Starbucks Corp 2.100% due 02/04/21	60,000	59,803
2.200% due 11/22/20	20,000	19,968
2.450% due 06/15/26	50,000	49,509
3.500% due 03/01/28	100,000	104,719
3.550% due 08/15/29	100,000	104,685
3.750% due 12/01/47	35,000	34,445
4.300% due 06/15/45	35,000	36,360
4.450% due 08/15/49	100,000	109,538
Tapestry Inc 4.125% due 07/15/27	100,000	100,607
Target Corp 2.900% due 01/15/22	100,000	102,268

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-12

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
3.375% due 04/15/29	$100,000	$106,120
3.625% due 04/15/46	25,000	25,685
3.900% due 11/15/47	250,000	268,760
The Home Depot Inc 2.000% due 04/01/21	50,000	49,979
2.125% due 09/15/26	100,000	97,910
2.700% due 04/01/23	100,000	102,238
3.000% due 04/01/26	25,000	25,892
3.250% due 03/01/22	45,000	46,444
3.350% due 09/15/25	45,000	47,562
3.500% due 09/15/56	55,000	54,304
3.900% due 12/06/28	40,000	44,133
4.200% due 04/01/43	300,000	333,677
4.400% due 04/01/21	100,000	103,489
4.500% due 12/06/48	100,000	118,211
5.875% due 12/16/36	75,000	99,557
Toyota Motor Credit Corp 1.900% due 04/08/21	100,000	99,538
2.625% due 01/10/23	100,000	101,391
2.650% due 04/12/22	250,000	253,933
3.200% due 01/11/27	100,000	104,404
3.350% due 01/08/24	100,000	104,604
4.250% due 01/11/21	100,000	103,145
United Airlines Pass-Through Trust ‘A’ 4.000% due 10/11/27	83,273	87,640
United Airlines Pass-Through Trust ‘AA’ 2.875% due 04/07/30	138,106	137,174
3.100% due 01/07/30	46,042	46,380
Walgreen Co 3.100% due 09/15/22	75,000	76,311
Walgreens Boots Alliance Inc 3.450% due 06/01/26	30,000	30,325
4.650% due 06/01/46	20,000	19,888
4.800% due 11/18/44	165,000	164,519
Walmart Inc 2.650% due 12/15/24	100,000	102,180
2.850% due 07/08/24	90,000	92,910
3.050% due 07/08/26	65,000	67,975
3.125% due 06/23/21	550,000	562,060
3.250% due 07/08/29	80,000	84,420
3.300% due 04/22/24	300,000	315,444
3.400% due 06/26/23	50,000	52,537
3.700% due 06/26/28	100,000	109,241
3.950% due 06/28/38	25,000	27,873
4.050% due 06/29/48	65,000	74,545
Whirlpool Corp 4.750% due 02/26/29	60,000	64,692
WW Grainger Inc 3.750% due 05/15/46	50,000	48,771
4.600% due 06/15/45	20,000	22,282

		13,600,608

Consumer, Non-Cyclical - 4.6%

Abbott Laboratories 2.950% due 03/15/25	100,000	102,959
3.400% due 11/30/23	70,000	73,035
3.750% due 11/30/26	227,000	245,533
4.750% due 11/30/36	100,000	118,682
4.900% due 11/30/46	100,000	123,344
6.150% due 11/30/37	25,000	33,577
AbbVie Inc 2.850% due 05/14/23	50,000	50,373
3.200% due 11/06/22	70,000	71,072
3.200% due 05/14/26	100,000	101,347
3.600% due 05/14/25	175,000	181,160
4.300% due 05/14/36	50,000	50,254
4.400% due 11/06/42	125,000	123,909
4.500% due 05/14/35	160,000	164,647
4.700% due 05/14/45	50,000	51,148

	Principal Amount	Value
Aetna Inc 2.750% due 11/15/22	$125,000	$125,746
2.800% due 06/15/23	25,000	25,158
3.500% due 11/15/24	100,000	103,119
3.875% due 08/15/47	30,000	27,141
4.125% due 11/15/42	100,000	93,649
Allergan Finance LLC 3.250% due 10/01/22	100,000	101,666
4.625% due 10/01/42	100,000	99,830
Allergan Funding SCS 3.800% due 03/15/25	70,000	72,659
4.750% due 03/15/45	330,000	339,165
Allergan Inc 2.800% due 03/15/23	25,000	24,941
Altria Group Inc 3.800% due 02/14/24	40,000	41,707
4.400% due 02/14/26	25,000	26,745
4.500% due 05/02/43	100,000	95,091
4.750% due 05/05/21	200,000	208,335
4.800% due 02/14/29	75,000	80,962
5.800% due 02/14/39	65,000	73,101
5.950% due 02/14/49	75,000	85,412
6.200% due 02/14/59	30,000	34,202
AmerisourceBergen Corp 3.400% due 05/15/24	100,000	102,958
3.450% due 12/15/27	50,000	50,964
Amgen Inc 3.200% due 11/02/27	50,000	51,102
3.625% due 05/22/24	100,000	105,113
4.400% due 05/01/45	100,000	106,496
5.150% due 11/15/41	174,000	200,175
5.750% due 03/15/40	200,000	243,997
6.400% due 02/01/39	225,000	292,078
Anheuser-Busch Cos LLC (Belgium) 4.700% due 02/01/36	275,000	302,877
Anheuser-Busch InBev Finance Inc (Belgium) 3.300% due 02/01/23	449,000	463,525
4.625% due 02/01/44	300,000	321,769
Anheuser-Busch InBev Worldwide Inc (Belgium) 3.750% due 07/15/42	100,000	95,406
4.000% due 04/13/28	80,000	86,223
4.150% due 01/23/25	60,000	64,975
4.375% due 04/15/38	35,000	37,111
4.439% due 10/06/48	200,000	210,236
4.600% due 04/15/48	50,000	53,780
4.750% due 01/23/29	55,000	62,352
4.750% due 04/15/58	100,000	105,791
4.900% due 01/23/31	65,000	75,209
4.950% due 01/15/42	300,000	334,009
5.450% due 01/23/39	65,000	77,348
5.550% due 01/23/49	100,000	122,111
5.800% due 01/23/59	45,000	56,413
Anthem Inc 2.500% due 11/21/20	15,000	15,032
2.950% due 12/01/22	50,000	50,728
3.300% due 01/15/23	75,000	76,968
3.350% due 12/01/24	400,000	413,870
3.650% due 12/01/27	30,000	31,191
4.375% due 12/01/47	30,000	31,977
4.625% due 05/15/42	100,000	108,950
4.650% due 01/15/43	50,000	54,587
Archer-Daniels-Midland Co 3.750% due 09/15/47	100,000	103,419
4.016% due 04/16/43	50,000	53,144
4.479% due 03/01/21	100,000	103,474
Ascension Health 3.945% due 11/15/46	70,000	75,758
AstraZeneca PLC (United Kingdom) 2.375% due 11/16/20	100,000	100,044

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-13

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
2.375% due 06/12/22	$100,000	$100,702
3.125% due 06/12/27	100,000	102,280
3.375% due 11/16/25	100,000	104,667
4.000% due 09/18/42	25,000	26,372
4.375% due 11/16/45	25,000	27,717
6.450% due 09/15/37	100,000	136,675
Automatic Data Processing Inc 2.250% due 09/15/20	50,000	50,034
3.375% due 09/15/25	25,000	26,474
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22	150,000	150,450
3.222% due 08/15/24	100,000	100,882
3.557% due 08/15/27	100,000	99,601
4.390% due 08/15/37	70,000	66,656
Baxalta Inc 4.000% due 06/23/25	15,000	15,951
5.250% due 06/23/45	9,000	10,828
Becton Dickinson & Co 3.125% due 11/08/21	100,000	101,467
3.363% due 06/06/24	50,000	51,661
3.734% due 12/15/24	129,000	135,334
4.669% due 06/06/47	50,000	56,044
Bestfoods 7.250% due 12/15/26	200,000	260,381
Biogen Inc 5.200% due 09/15/45	300,000	337,344
Block Financial LLC 4.125% due 10/01/20	100,000	101,693
Boston Scientific Corp 3.375% due 05/15/22	300,000	308,529
4.000% due 03/01/29	70,000	75,739
4.550% due 03/01/39	50,000	55,284
4.700% due 03/01/49	70,000	80,356
Bristol-Myers Squibb Co 2.550% due 05/14/21 ~	50,000	50,432
2.600% due 05/16/22 ~	50,000	50,740
2.900% due 07/26/24 ~	85,000	86,922
3.200% due 06/15/26 ~	50,000	51,920
3.250% due 02/27/27	100,000	103,858
3.250% due 08/01/42	100,000	94,012
3.400% due 07/26/29 ~	80,000	83,743
4.125% due 06/15/39 ~	35,000	37,982
4.250% due 10/26/49 ~	65,000	71,651
Brown-Forman Corp 4.500% due 07/15/45	40,000	45,434
Bunge Ltd Finance Corp 3.000% due 09/25/22	55,000	55,262
3.250% due 08/15/26	20,000	19,345
3.750% due 09/25/27	30,000	29,532
Campbell Soup Co 2.500% due 08/02/22	100,000	99,746
3.650% due 03/15/23	50,000	51,492
4.150% due 03/15/28	100,000	104,443
4.800% due 03/15/48	20,000	20,249
Cardinal Health Inc 2.616% due 06/15/22	50,000	50,274
3.079% due 06/15/24	50,000	50,410
3.410% due 06/15/27	100,000	99,838
3.750% due 09/15/25	50,000	51,977
4.368% due 06/15/47	50,000	45,810
4.900% due 09/15/45	50,000	49,604
Celgene Corp 2.875% due 02/19/21	25,000	25,202
3.250% due 08/15/22	100,000	102,807
3.250% due 02/20/23	50,000	51,263
3.450% due 11/15/27	50,000	52,146
3.875% due 08/15/25	300,000	321,613
3.900% due 02/20/28	100,000	107,200
4.000% due 08/15/23	100,000	105,702
4.350% due 11/15/47	50,000	55,214

	Principal Amount	Value
Church & Dwight Co Inc 2.450% due 08/01/22	$100,000	$100,208
Cigna Corp 3.200% due 09/17/20 ~	100,000	100,921
3.400% due 09/17/21 ~	40,000	40,781
3.750% due 07/15/23 ~	110,000	114,541
4.125% due 11/15/25 ~	45,000	47,829
4.375% due 10/15/28 ~	80,000	86,353
4.800% due 08/15/38 ~	60,000	64,725
4.900% due 12/15/48 ~	55,000	59,901
Cigna Holding Co 3.050% due 10/15/27	30,000	29,709
3.875% due 10/15/47	50,000	46,672
4.500% due 03/15/21	100,000	102,797
Cintas Corp No 2 2.900% due 04/01/22	50,000	50,853
3.700% due 04/01/27	50,000	53,261
Coca-Cola Femsa SAB de CV (Mexico) 3.875% due 11/26/23	150,000	157,507
Colgate-Palmolive Co 3.700% due 08/01/47	100,000	107,098
CommonSpirit Health 4.350% due 11/01/42	150,000	150,936
Conagra Brands Inc 3.200% due 01/25/23	79,000	80,653
3.800% due 10/22/21	40,000	41,111
4.300% due 05/01/24	15,000	15,912
4.600% due 11/01/25	35,000	38,109
4.850% due 11/01/28	45,000	49,844
5.300% due 11/01/38	50,000	54,400
5.400% due 11/01/48	40,000	43,919
Constellation Brands Inc 2.700% due 05/09/22	200,000	201,322
3.500% due 05/09/27	15,000	15,400
3.750% due 05/01/21	20,000	20,441
4.250% due 05/01/23	85,000	90,469
4.400% due 11/15/25	35,000	38,128
4.650% due 11/15/28	30,000	33,517
5.250% due 11/15/48	30,000	34,762
CVS Health Corp 2.125% due 06/01/21	400,000	397,416
2.800% due 07/20/20	200,000	200,539
2.875% due 06/01/26	100,000	98,259
3.350% due 03/09/21	125,000	126,733
3.700% due 03/09/23	350,000	361,564
3.875% due 07/20/25	200,000	209,015
4.100% due 03/25/25	150,000	158,225
4.300% due 03/25/28	185,000	195,143
4.780% due 03/25/38	95,000	99,173
5.125% due 07/20/45	105,000	112,150
5.300% due 12/05/43	200,000	216,907
Danaher Corp 3.350% due 09/15/25	30,000	31,406
4.375% due 09/15/45	30,000	33,534
Diageo Capital PLC (United Kingdom) 3.875% due 04/29/43	100,000	107,501
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	150,000	152,718
Dignity Health 5.267% due 11/01/64	100,000	113,996
Eli Lilly & Co 3.375% due 03/15/29	65,000	69,255
3.875% due 03/15/39	50,000	54,291
3.950% due 03/15/49	100,000	108,281
4.150% due 03/15/59	50,000	54,890
5.500% due 03/15/27	100,000	119,771
Equifax Inc 2.300% due 06/01/21	50,000	49,713
Express Scripts Holding Co 3.000% due 07/15/23	50,000	50,628
3.300% due 02/25/21	300,000	304,005

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-14

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
3.400% due 03/01/27	$20,000	$20,302
3.900% due 02/15/22	300,000	310,132
4.800% due 07/15/46	15,000	15,949
General Mills Inc 3.200% due 04/16/21	15,000	15,234
3.200% due 02/10/27	100,000	101,121
3.700% due 10/17/23	40,000	41,946
4.200% due 04/17/28	50,000	53,899
4.550% due 04/17/38	15,000	15,984
4.700% due 04/17/48	20,000	21,587
5.400% due 06/15/40	45,000	51,785
Gilead Sciences Inc 1.950% due 03/01/22	230,000	228,599
2.950% due 03/01/27	100,000	101,378
3.250% due 09/01/22	170,000	174,659
3.650% due 03/01/26	100,000	105,855
4.150% due 03/01/47	75,000	78,791
4.400% due 12/01/21	100,000	104,567
4.500% due 02/01/45	210,000	230,685
4.600% due 09/01/35	45,000	50,694
4.750% due 03/01/46	50,000	56,827
GlaxoSmithKline Capital Inc (United Kingdom) 3.625% due 05/15/25	85,000	90,488
6.375% due 05/15/38	100,000	139,740
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	200,000	203,375
3.125% due 05/14/21	105,000	106,812
Hackensack Meridian Health Inc 4.500% due 07/01/57	100,000	115,430
HCA Inc 4.125% due 06/15/29	35,000	35,885
4.500% due 02/15/27	60,000	64,084
4.750% due 05/01/23	60,000	64,006
5.125% due 06/15/39	50,000	52,097
5.250% due 04/15/25	70,000	77,693
5.250% due 06/15/26	75,000	83,126
5.250% due 06/15/49	100,000	104,367
5.500% due 06/15/47	75,000	80,164
Humana Inc 3.850% due 10/01/24	100,000	104,601
4.625% due 12/01/42	100,000	106,166
Ingredion Inc 3.200% due 10/01/26	100,000	99,272
Johnson & Johnson 1.650% due 03/01/21	50,000	49,695
2.050% due 03/01/23	50,000	49,894
2.450% due 12/05/21	150,000	151,504
2.450% due 03/01/26	50,000	50,351
3.400% due 01/15/38	50,000	52,139
3.500% due 01/15/48	65,000	68,583
3.550% due 03/01/36	25,000	26,467
3.625% due 03/03/37	132,000	141,381
3.700% due 03/01/46	25,000	27,042
3.750% due 03/03/47	50,000	54,802
4.850% due 05/15/41	50,000	61,368
5.950% due 08/15/37	100,000	138,958
Kaiser Foundation Hospitals 3.150% due 05/01/27	225,000	232,084
4.150% due 05/01/47	20,000	22,410
Kellogg Co 3.400% due 11/15/27	100,000	101,879
4.300% due 05/15/28	100,000	108,332
4.500% due 04/01/46	150,000	151,304
Keurig Dr Pepper Inc 2.550% due 09/15/26	50,000	47,823
3.130% due 12/15/23	50,000	50,772
3.430% due 06/15/27	35,000	35,349
4.420% due 12/15/46	250,000	247,773
4.985% due 05/25/38	175,000	192,321

	Principal Amount	Value
Kimberly-Clark Corp 3.050% due 08/15/25	$50,000	$51,839
3.950% due 11/01/28	10,000	11,056
6.625% due 08/01/37	100,000	141,712
Kraft Heinz Foods Co 3.000% due 06/01/26	80,000	77,886
3.375% due 06/15/21	25,000	25,419
4.000% due 06/15/23	100,000	104,659
4.375% due 06/01/46	115,000	109,338
4.625% due 01/30/29	100,000	107,638
6.500% due 02/09/40	175,000	204,850
Laboratory Corp of America Holdings 3.600% due 09/01/27	100,000	102,676
4.625% due 11/15/20	100,000	102,363
4.700% due 02/01/45	50,000	51,766
Massachusetts Institute of Technology 5.600% due 07/01/11	100,000	150,815
McCormick & Co Inc 3.400% due 08/15/27	50,000	51,124
McKesson Corp 3.796% due 03/15/24	300,000	314,985
Mead Johnson Nutrition Co (United Kingdom) 4.600% due 06/01/44	200,000	230,035
Medco Health Solutions Inc 4.125% due 09/15/20	50,000	50,950
Medtronic Global Holdings SCA 3.350% due 04/01/27	50,000	53,156
Medtronic Inc 2.750% due 04/01/23	50,000	50,937
3.500% due 03/15/25	380,000	403,088
4.625% due 03/15/45	80,000	96,971
Merck & Co Inc 2.400% due 09/15/22	100,000	100,910
3.400% due 03/07/29	200,000	213,097
3.600% due 09/15/42	300,000	306,911
4.150% due 05/18/43	100,000	110,876
Molson Coors Brewing Co 2.100% due 07/15/21	35,000	34,800
3.000% due 07/15/26	245,000	242,173
4.200% due 07/15/46	40,000	38,668
5.000% due 05/01/42	100,000	105,660
Mondelez International Inc 3.625% due 02/13/26	100,000	105,016
4.125% due 05/07/28	100,000	108,033
Moody’s Corp 2.750% due 12/15/21	50,000	50,440
3.250% due 06/07/21	75,000	76,065
4.875% due 02/15/24	50,000	54,912
4.875% due 12/17/48	50,000	58,196
Mount Sinai Hospitals Group Inc 3.981% due 07/01/48	50,000	50,990
Mylan NV 3.150% due 06/15/21	100,000	100,027
3.950% due 06/15/26	100,000	96,586
5.250% due 06/15/46	265,000	248,133
Northwestern University 3.662% due 12/01/57	25,000	27,203
Novartis Capital Corp (Switzerland) 2.400% due 05/17/22	50,000	50,424
2.400% due 09/21/22	75,000	75,669
3.000% due 11/20/25	100,000	103,246
3.100% due 05/17/27	30,000	31,150
3.400% due 05/06/24	150,000	157,771
4.000% due 11/20/45	100,000	110,184
NYU Langone Hospitals 4.368% due 07/01/47	25,000	28,017
PepsiCo Inc 2.000% due 04/15/21	100,000	99,980
2.250% due 05/02/22	50,000	50,280
2.375% due 10/06/26	55,000	54,812
2.750% due 03/01/23	100,000	102,179
2.750% due 04/30/25	100,000	102,530
3.100% due 07/17/22	50,000	51,548

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-15

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
3.450% due 10/06/46	$60,000	$61,714
3.500% due 07/17/25	50,000	53,094
3.600% due 03/01/24	71,000	75,387
4.000% due 05/02/47	35,000	39,394
4.600% due 07/17/45	35,000	42,189
Pfizer Inc 2.200% due 12/15/21	50,000	50,046
3.000% due 09/15/21	40,000	40,827
3.000% due 12/15/26	100,000	103,212
3.200% due 09/15/23	50,000	52,032
3.400% due 05/15/24	150,000	158,317
3.600% due 09/15/28	100,000	106,575
3.900% due 03/15/39	25,000	26,975
4.100% due 09/15/38	50,000	55,189
4.125% due 12/15/46	265,000	293,542
4.200% due 09/15/48	35,000	39,392
Philip Morris International Inc 2.125% due 05/10/23	25,000	24,737
2.625% due 02/18/22	25,000	25,212
3.250% due 11/10/24	125,000	129,472
3.375% due 08/11/25	50,000	52,002
4.250% due 11/10/44	30,000	31,471
4.500% due 03/20/42	200,000	215,562
6.375% due 05/16/38	100,000	132,410
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	125,420
Princeton University 5.700% due 03/01/39	50,000	67,983
Providence St Joseph Health Obligated Group 3.930% due 10/01/48	35,000	36,656
RELX Capital Inc (United Kingdom) 3.500% due 03/16/23	60,000	61,981
4.000% due 03/18/29	100,000	105,698
Reynolds American Inc (United Kingdom) 6.150% due 09/15/43	300,000	327,248
S&P Global Inc 4.000% due 06/15/25	50,000	54,303
4.400% due 02/15/26	100,000	110,236
Sanofi (France) 3.375% due 06/19/23	100,000	104,275
4.000% due 03/29/21	200,000	206,088
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/21	250,000	249,567
3.200% due 09/23/26	250,000	252,667
SSM Health Care Corp 3.688% due 06/01/23	50,000	52,142
Stryker Corp 4.100% due 04/01/43	100,000	104,366
4.375% due 05/15/44	300,000	325,031
Sysco Corp 2.500% due 07/15/21	35,000	35,153
2.600% due 10/01/20	50,000	50,169
2.600% due 06/12/22	100,000	100,974
3.250% due 07/15/27	50,000	51,014
3.550% due 03/15/25	50,000	52,409
3.750% due 10/01/25	25,000	26,552
4.450% due 03/15/48	50,000	54,713
4.500% due 04/01/46	25,000	27,148
4.850% due 10/01/45	15,000	17,077
Takeda Pharmaceutical Co Ltd (Japan) 4.400% due 11/26/23 ~	100,000	107,170
5.000% due 11/26/28 ~	100,000	113,315
The Board of Trustees of The Leland Stanford Junior University 3.647% due 05/01/48	125,000	135,804
The Clorox Co 3.800% due 11/15/21	100,000	103,398
The Coca-Cola Co 1.875% due 10/27/20	50,000	49,885
2.500% due 04/01/23	200,000	203,059

	Principal Amount	Value
2.550% due 06/01/26	$100,000	$101,108
2.875% due 10/27/25	50,000	51,763
3.300% due 09/01/21	100,000	102,698
The Estee Lauder Cos Inc 1.700% due 05/10/21	30,000	29,736
3.150% due 03/15/27	50,000	51,803
4.150% due 03/15/47	30,000	33,570
The George Washington University 4.300% due 09/15/44	50,000	56,866
The Hershey Co 2.300% due 08/15/26	50,000	48,945
3.375% due 05/15/23	50,000	52,296
The JM Smucker Co 4.375% due 03/15/45	350,000	353,863
The Kroger Co 2.600% due 02/01/21	50,000	50,113
2.800% due 08/01/22	100,000	101,004
3.500% due 02/01/26	50,000	51,135
4.650% due 01/15/48	100,000	100,614
5.150% due 08/01/43	25,000	26,540
The Procter & Gamble Co 2.300% due 02/06/22	100,000	100,825
2.450% due 11/03/26	300,000	300,846
The Toledo Hospital 5.750% due 11/15/38	50,000	57,865
6.015% due 11/15/48	50,000	58,186
Thermo Fisher Scientific Inc 2.950% due 09/19/26	30,000	30,226
3.000% due 04/15/23	70,000	71,803
3.150% due 01/15/23	100,000	102,554
3.650% due 12/15/25	100,000	105,374
4.150% due 02/01/24	100,000	107,195
5.300% due 02/01/44	100,000	121,484
Total System Services Inc 4.000% due 06/01/23	300,000	313,307
Tyson Foods Inc 2.250% due 08/23/21	15,000	14,960
4.000% due 03/01/26	15,000	15,957
4.350% due 03/01/29	20,000	21,879
4.500% due 06/15/22	300,000	316,922
5.100% due 09/28/48	10,000	11,296
Unilever Capital Corp (United Kingdom) 2.200% due 05/05/22	100,000	100,162
5.900% due 11/15/32	50,000	66,775
UnitedHealth Group Inc 2.700% due 07/15/20	30,000	30,127
3.150% due 06/15/21	50,000	50,893
3.500% due 06/15/23	50,000	52,246
3.500% due 02/15/24	20,000	20,971
3.700% due 12/15/25	20,000	21,304
3.750% due 07/15/25	75,000	80,205
3.850% due 06/15/28	100,000	108,383
3.875% due 12/15/28	25,000	27,227
4.250% due 06/15/48	50,000	55,613
4.450% due 12/15/48	25,000	28,661
4.625% due 11/15/41	300,000	342,226
4.750% due 07/15/45	50,000	59,499
6.875% due 02/15/38	250,000	361,604
University of Notre Dame du Lac 3.394% due 02/15/48	50,000	51,418
University of Southern California 3.028% due 10/01/39	50,000	49,134
Verisk Analytics Inc 4.125% due 09/12/22	100,000	105,047
Wyeth LLC 5.950% due 04/01/37	50,000	66,304
6.500% due 02/01/34	100,000	139,642
Zimmer Biomet Holdings Inc 3.375% due 11/30/21	100,000	101,746
3.550% due 04/01/25	170,000	175,275

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-16

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Zoetis Inc 3.250% due 02/01/23	$300,000	$306,288

		39,789,980

Energy - 2.5%

Anadarko Petroleum Corp 6.200% due 03/15/40	100,000	120,887
6.450% due 09/15/36	150,000	184,517
6.600% due 03/15/46	200,000	259,873
Andeavor Logistics LP 4.250% due 12/01/27	250,000	264,416
Apache Corp 4.375% due 10/15/28	100,000	104,541
4.750% due 04/15/43	50,000	48,809
5.100% due 09/01/40	100,000	101,309
5.250% due 02/01/42	25,000	25,601
5.350% due 07/01/49	100,000	105,914
Baker Hughes a GE Co LLC 2.773% due 12/15/22	50,000	50,552
3.337% due 12/15/27	100,000	100,723
4.080% due 12/15/47	50,000	48,487
5.125% due 09/15/40	50,000	55,114
Boardwalk Pipelines LP 4.950% due 12/15/24	100,000	106,664
BP Capital Markets America Inc 2.112% due 09/16/21	200,000	199,742
2.750% due 05/10/23	250,000	252,822
3.119% due 05/04/26	25,000	25,488
3.224% due 04/14/24	100,000	103,573
3.588% due 04/14/27	100,000	105,009
3.790% due 02/06/24	55,000	58,320
4.234% due 11/06/28	100,000	111,261
Buckeye Partners LP 3.950% due 12/01/26	20,000	17,725
Canadian Natural Resources Ltd (Canada) 2.950% due 01/15/23	50,000	50,511
3.800% due 04/15/24	43,000	44,968
3.850% due 06/01/27	50,000	51,958
4.950% due 06/01/47	25,000	28,508
6.750% due 02/01/39	90,000	115,625
Cenovus Energy Inc (Canada) 3.000% due 08/15/22	45,000	45,198
4.250% due 04/15/27	100,000	103,501
5.250% due 06/15/37	35,000	36,668
5.400% due 06/15/47	50,000	54,153
Chevron Corp 2.100% due 05/16/21	100,000	100,049
2.419% due 11/17/20	50,000	50,235
2.566% due 05/16/23	100,000	101,581
2.954% due 05/16/26	100,000	103,253
3.191% due 06/24/23	200,000	207,631
3.326% due 11/17/25	50,000	52,810
Cimarex Energy Co 3.900% due 05/15/27	155,000	159,353
CNOOC Finance Ltd (China) 3.000% due 05/09/23	200,000	201,971
Concho Resources Inc 4.300% due 08/15/28	150,000	161,951
4.375% due 01/15/25	50,000	51,980
4.850% due 08/15/48	50,000	56,245
ConocoPhillips 6.500% due 02/01/39	250,000	351,445
ConocoPhillips Canada Funding Co 7.400% due 12/01/31	100,000	142,789
ConocoPhillips Co 4.950% due 03/15/26	50,000	57,129
ConocoPhillips Holding Co 6.950% due 04/15/29	100,000	135,201
Continental Resources Inc 3.800% due 06/01/24	55,000	56,587
4.375% due 01/15/28	55,000	57,999

	Principal Amount	Value
4.500% due 04/15/23	$80,000	$84,094
4.900% due 06/01/44	35,000	36,812
5.000% due 09/15/22	84,000	84,746
Devon Energy Corp 5.000% due 06/15/45	105,000	120,320
5.850% due 12/15/25	50,000	59,576
Ecopetrol SA (Colombia) 5.375% due 06/26/26	85,000	93,832
5.875% due 09/18/23	50,000	55,500
5.875% due 05/28/45	200,000	221,930
Enable Midstream Partners LP 4.400% due 03/15/27	200,000	201,670
Enbridge Energy Partners LP 7.500% due 04/15/38	50,000	70,285
Enbridge Inc (Canada) 2.900% due 07/15/22	100,000	101,477
3.700% due 07/15/27	100,000	103,324
4.500% due 06/10/44	150,000	159,131
Encana Corp (Canada) 3.900% due 11/15/21	200,000	204,870
Energy Transfer Operating LP 4.050% due 03/15/25	100,000	104,290
4.200% due 04/15/27	100,000	103,960
4.900% due 02/01/24	100,000	107,401
5.250% due 04/15/29	25,000	27,981
5.300% due 04/15/47	100,000	104,366
5.950% due 10/01/43	100,000	110,094
6.125% due 12/15/45	200,000	229,294
6.500% due 02/01/42	100,000	118,307
Enterprise Products Operating LLC 3.125% due 07/31/29 #	100,000	100,727
3.500% due 02/01/22	25,000	25,666
4.150% due 10/16/28	50,000	54,372
4.200% due 01/31/50 #	65,000	67,055
4.250% due 02/15/48	25,000	25,905
4.450% due 02/15/43	300,000	313,556
4.800% due 02/01/49	50,000	55,982
5.375% due 02/15/78	50,000	46,576
6.125% due 10/15/39	115,000	141,938
6.875% due 03/01/33	150,000	200,984
EOG Resources Inc 3.150% due 04/01/25	150,000	153,995
EQM Midstream Partners LP 4.125% due 12/01/26	35,000	33,875
EQT Corp 3.000% due 10/01/22	200,000	198,450
Equinor ASA (Norway) 2.450% due 01/17/23	100,000	100,634
3.950% due 05/15/43	300,000	324,808
Exxon Mobil Corp 2.222% due 03/01/21	40,000	40,101
3.043% due 03/01/26	150,000	155,436
3.176% due 03/15/24	200,000	209,118
4.114% due 03/01/46	65,000	74,809
Halliburton Co 3.250% due 11/15/21	100,000	101,980
3.800% due 11/15/25	245,000	256,979
4.850% due 11/15/35	50,000	53,359
5.000% due 11/15/45	42,000	45,844
7.450% due 09/15/39	25,000	34,381
Hess Corp 4.300% due 04/01/27	50,000	51,887
5.600% due 02/15/41	50,000	54,107
5.800% due 04/01/47	50,000	55,967
7.125% due 03/15/33	50,000	61,292
Husky Energy Inc (Canada) 3.950% due 04/15/22	100,000	103,519
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	100,000	104,106
4.150% due 02/01/24	100,000	105,436

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-17

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
5.300% due 09/15/20	$50,000	$51,672
6.950% due 01/15/38	200,000	256,561
Kinder Morgan Inc 5.300% due 12/01/34	70,000	79,226
6.500% due 09/15/20	300,000	314,436
Magellan Midstream Partners LP 4.200% due 10/03/47	50,000	50,594
4.250% due 09/15/46	70,000	72,219
5.000% due 03/01/26	50,000	55,574
Marathon Oil Corp 2.800% due 11/01/22	100,000	100,461
3.850% due 06/01/25	50,000	51,852
4.400% due 07/15/27	100,000	106,273
5.200% due 06/01/45	50,000	55,718
Marathon Petroleum Corp 3.400% due 12/15/20	50,000	50,524
3.800% due 04/01/28	30,000	30,504
4.500% due 04/01/48	25,000	25,133
4.750% due 12/15/23	150,000	161,844
5.125% due 12/15/26	50,000	54,649
6.500% due 03/01/41	100,000	124,809
MPLX LP 3.375% due 03/15/23	25,000	25,583
4.500% due 04/15/38	30,000	30,312
4.700% due 04/15/48	45,000	46,107
4.875% due 12/01/24	250,000	272,186
4.900% due 04/15/58	15,000	15,224
National Oilwell Varco Inc 2.600% due 12/01/22	100,000	99,899
3.950% due 12/01/42	100,000	86,744
Nexen Inc (China) 7.500% due 07/30/39	300,000	454,686
Noble Energy Inc 3.850% due 01/15/28	50,000	51,192
4.150% due 12/15/21	100,000	103,197
5.050% due 11/15/44	150,000	159,635
Occidental Petroleum Corp 2.700% due 02/15/23	200,000	201,763
4.100% due 02/01/21	100,000	102,303
4.100% due 02/15/47	50,000	49,397
ONEOK Inc 4.000% due 07/13/27	130,000	135,171
4.350% due 03/15/29	100,000	106,952
4.550% due 07/15/28	50,000	54,295
4.950% due 07/13/47	50,000	52,884
5.200% due 07/15/48	25,000	27,558
ONEOK Partners LP 3.375% due 10/01/22	100,000	101,609
Petro-Canada (Canada) 6.800% due 05/15/38	200,000	273,579
Petroleos Mexicanos (Mexico) 4.250% due 01/15/25	200,000	185,390
4.500% due 01/23/26	250,000	230,170
4.875% due 01/24/22	100,000	99,900
5.350% due 02/12/28	55,000	50,193
5.500% due 01/21/21	100,000	101,350
5.625% due 01/23/46	150,000	121,575
6.350% due 02/12/48	30,000	25,868
6.375% due 02/04/21	100,000	102,850
6.500% due 03/13/27	300,000	296,610
6.500% due 01/23/29	75,000	72,750
6.500% due 06/02/41	400,000	355,800
6.625% due 06/15/35	200,000	185,750
6.875% due 08/04/26	100,000	101,300
Phillips 66 4.300% due 04/01/22	100,000	105,328
4.650% due 11/15/34	200,000	222,783
Phillips 66 Partners LP 3.550% due 10/01/26	50,000	50,931
4.900% due 10/01/46	25,000	26,650

	Principal Amount	Value
Pioneer Natural Resources Co 3.950% due 07/15/22	$100,000	$104,039
4.450% due 01/15/26	50,000	54,149
Plains All American Pipeline LP 4.500% due 12/15/26	150,000	159,490
4.650% due 10/15/25	100,000	106,533
4.700% due 06/15/44	50,000	48,204
5.000% due 02/01/21	50,000	51,506
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	165,000	184,831
5.750% due 05/15/24	165,000	183,544
Schlumberger Investment SA 3.650% due 12/01/23	42,000	44,168
Shell International Finance BV (Netherlands) 1.750% due 09/12/21	50,000	49,583
1.875% due 05/10/21	100,000	99,577
2.375% due 08/21/22	100,000	100,511
2.500% due 09/12/26	50,000	49,727
2.875% due 05/10/26	100,000	102,306
3.250% due 05/11/25	100,000	104,667
3.625% due 08/21/42	100,000	103,239
3.750% due 09/12/46	50,000	52,954
4.000% due 05/10/46	100,000	109,808
4.125% due 05/11/35	263,000	292,551
Southern Natural Gas Co LLC 4.400% due 06/15/21	100,000	103,194
Spectra Energy Partners LP 3.375% due 10/15/26	20,000	20,407
Suncor Energy Inc (Canada) 4.000% due 11/15/47	70,000	72,741
Sunoco Logistics Partners Operations LP 3.450% due 01/15/23	100,000	101,680
3.900% due 07/15/26	100,000	102,148
TC PipeLines LP 3.900% due 05/25/27	20,000	20,438
The Williams Cos Inc 3.600% due 03/15/22	100,000	102,694
3.700% due 01/15/23	25,000	25,846
3.750% due 06/15/27	50,000	51,707
4.550% due 06/24/24	85,000	91,595
5.100% due 09/15/45	100,000	108,063
5.750% due 06/24/44	35,000	40,865
6.300% due 04/15/40	20,000	24,314
Total Capital International SA (France) 3.700% due 01/15/24	200,000	212,263
Total Capital SA (France) 3.883% due 10/11/28	25,000	27,510
4.125% due 01/28/21	100,000	103,085
TransCanada PipeLines Ltd (Canada) 2.500% due 08/01/22	100,000	100,028
3.750% due 10/16/23	100,000	104,214
4.250% due 05/15/28	50,000	54,031
5.100% due 03/15/49	50,000	57,954
7.250% due 08/15/38	300,000	416,825
7.625% due 01/15/39	50,000	72,131
Transcontinental Gas Pipe Line Co LLC 4.000% due 03/15/28	50,000	52,207
4.450% due 08/01/42	150,000	155,192
Valero Energy Corp 3.400% due 09/15/26	100,000	102,018
6.625% due 06/15/37	150,000	189,847
Valero Energy Partners LP 4.375% due 12/15/26	65,000	69,771
Western Midstream Operating LP 5.375% due 06/01/21	200,000	206,641

		22,105,069

Financial - 9.8%

AerCap Ireland Capital DAC (Ireland) 3.875% due 01/23/28	150,000	150,761
3.950% due 02/01/22	175,000	180,062

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-18

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
4.500% due 05/15/21	$150,000	$154,690
4.625% due 10/30/20	150,000	153,814
Affiliated Managers Group Inc 3.500% due 08/01/25	50,000	51,397
Aflac Inc 3.625% due 06/15/23	200,000	209,862
4.000% due 02/15/22	100,000	104,493
African Development Bank (Multi-National) 2.625% due 03/22/21	200,000	202,464
3.000% due 12/06/21	120,000	123,338
Air Lease Corp 2.625% due 07/01/22	50,000	50,013
2.750% due 01/15/23	100,000	99,895
3.250% due 03/01/25	100,000	100,636
3.875% due 07/03/23	150,000	156,382
Aircastle Ltd 4.125% due 05/01/24	30,000	30,733
5.000% due 04/01/23	30,000	31,749
5.125% due 03/15/21	30,000	31,117
5.500% due 02/15/22	30,000	31,800
Alexandria Real Estate Equities Inc REIT 3.950% due 01/15/27	25,000	26,238
4.500% due 07/30/29	20,000	22,021
Alleghany Corp 4.950% due 06/27/22	100,000	106,820
American Campus Communities Operating Partnership LP REIT 4.125% due 07/01/24	100,000	105,528
American Express Co 2.500% due 08/01/22	400,000	402,548
2.650% due 12/02/22	150,000	151,690
3.000% due 10/30/24	50,000	51,263
3.375% due 05/17/21	100,000	101,895
3.700% due 08/03/23	100,000	104,999
4.050% due 12/03/42	125,000	137,519
American Express Credit Corp 3.300% due 05/03/27	65,000	68,239
American Financial Group Inc 4.500% due 06/15/47	50,000	50,761
American International Group Inc 3.750% due 07/10/25	35,000	36,653
3.875% due 01/15/35	100,000	99,747
4.200% due 04/01/28	100,000	106,966
4.375% due 01/15/55	100,000	100,694
4.500% due 07/16/44	100,000	105,746
4.700% due 07/10/35	50,000	54,912
4.800% due 07/10/45	50,000	54,770
American Tower Corp REIT 2.950% due 01/15/25	100,000	100,858
3.375% due 10/15/26	100,000	101,773
3.600% due 01/15/28	100,000	101,839
4.700% due 03/15/22	200,000	211,534
Ameriprise Financial Inc 4.000% due 10/15/23	100,000	106,409
Aon Corp 4.500% due 12/15/28	200,000	220,199
5.000% due 09/30/20	50,000	51,664
Arch Capital Group US Inc 5.144% due 11/01/43	200,000	238,796
Ares Capital Corp 3.500% due 02/10/23	50,000	49,773
3.625% due 01/19/22	50,000	50,529
Asian Development Bank (Multi-National) 1.750% due 06/08/21	100,000	99,821
1.750% due 08/14/26	250,000	246,044
2.000% due 02/16/22	400,000	402,118
2.000% due 01/22/25	300,000	301,479
2.250% due 01/20/21	130,000	130,588
2.625% due 01/12/27	200,000	208,878
2.750% due 01/19/28	100,000	105,187
3.125% due 09/26/28	200,000	217,259

	Principal Amount	Value
Assurant Inc 4.900% due 03/27/28	$100,000	$107,682
Australia & New Zealand Banking Group Ltd (Australia) 2.625% due 05/19/22	250,000	252,368
3.300% due 05/17/21	250,000	254,556
AvalonBay Communities Inc REIT 2.950% due 09/15/22	35,000	35,702
3.350% due 05/15/27	25,000	26,000
4.150% due 07/01/47	50,000	54,683
4.350% due 04/15/48	150,000	169,567
AXA SA (France) 8.600% due 12/15/30	75,000	106,755
Banco Santander SA (Spain) 2.706% due 06/27/24	200,000	200,440
3.500% due 04/11/22	300,000	307,818
Bank of America Corp 2.328% due 10/01/21	100,000	99,880
2.369% due 07/21/21	100,000	99,894
2.503% due 10/21/22	150,000	150,334
2.625% due 04/19/21	150,000	150,965
2.738% due 01/23/22	100,000	100,451
2.816% due 07/21/23	200,000	202,036
3.004% due 12/20/23	200,000	203,701
3.248% due 10/21/27	150,000	153,749
3.366% due 01/23/26	100,000	103,209
3.419% due 12/20/28	169,000	174,178
3.458% due 03/15/25	150,000	155,704
3.500% due 04/19/26	150,000	157,149
3.550% due 03/05/24	100,000	103,625
3.593% due 07/21/28	100,000	104,302
3.824% due 01/20/28	300,000	317,702
3.875% due 08/01/25	100,000	107,052
3.946% due 01/23/49	100,000	105,489
3.950% due 04/21/25	200,000	209,744
3.970% due 03/05/29	100,000	106,985
4.078% due 04/23/40	200,000	214,524
4.183% due 11/25/27	100,000	106,166
4.200% due 08/26/24	285,000	303,205
4.450% due 03/03/26	85,000	91,725
4.750% due 04/21/45	85,000	97,528
6.110% due 01/29/37	250,000	319,002
7.750% due 05/14/38	200,000	295,272
Bank of America NA 3.335% due 01/25/23	250,000	256,455
Bank of Montreal (Canada) 1.900% due 08/27/21	100,000	99,381
2.350% due 09/11/22	150,000	150,058
3.300% due 02/05/24	100,000	103,747
Barclays Bank PLC (United Kingdom) 2.650% due 01/11/21	200,000	200,582
Barclays PLC (United Kingdom) 4.337% due 01/10/28	300,000	307,338
4.375% due 01/12/26	200,000	207,415
4.610% due 02/15/23	190,000	196,990
BB&T Corp 2.150% due 02/01/21	200,000	199,621
3.200% due 09/03/21	100,000	101,792
3.700% due 06/05/25	100,000	106,720
3.950% due 03/22/22	200,000	208,001
BBVA USA 3.500% due 06/11/21	250,000	254,793
Berkshire Hathaway Finance Corp 4.300% due 05/15/43	200,000	223,221
5.750% due 01/15/40	25,000	32,958
Berkshire Hathaway Inc 2.200% due 03/15/21	35,000	35,096
3.000% due 02/11/23	50,000	51,518
3.125% due 03/15/26	335,000	348,194
3.400% due 01/31/22	100,000	104,004

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-19

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
BlackRock Inc 3.200% due 03/15/27	$56,000	$58,515
3.250% due 04/30/29	60,000	62,876
BNP Paribas SA (France) 5.000% due 01/15/21	200,000	208,126
Boston Properties LP REIT 3.400% due 06/21/29	250,000	255,682
4.125% due 05/15/21	100,000	102,892
Brighthouse Financial Inc 3.700% due 06/22/27	100,000	95,216
4.700% due 06/22/47	50,000	41,815
Brixmor Operating Partnership LP REIT 3.250% due 09/15/23	100,000	100,822
4.125% due 06/15/26	50,000	51,706
Brookfield Finance Inc (Canada) 4.000% due 04/01/24	50,000	52,563
4.700% due 09/20/47	50,000	52,289
4.850% due 03/29/29	100,000	109,412
Brown & Brown Inc 4.500% due 03/15/29	50,000	52,542
Camden Property Trust REIT 3.150% due 07/01/29	30,000	30,502
4.100% due 10/15/28	20,000	21,814
Canadian Imperial Bank of Commerce (Canada) 2.700% due 02/02/21	85,000	85,667
3.100% due 04/02/24	150,000	153,398
Capital One Financial Corp 2.400% due 10/30/20	50,000	50,056
3.200% due 02/05/25	200,000	203,968
3.300% due 10/30/24	100,000	102,604
3.750% due 07/28/26	250,000	254,531
3.750% due 03/09/27	50,000	51,639
3.800% due 01/31/28	400,000	413,582
CBRE Services Inc 4.875% due 03/01/26	100,000	108,926
CC Holdings GS V LLC REIT 3.849% due 04/15/23	100,000	104,508
Chubb INA Holdings Inc 2.300% due 11/03/20	400,000	400,181
2.700% due 03/13/23	25,000	25,412
3.150% due 03/15/25	100,000	104,487
4.150% due 03/13/43	25,000	27,947
Citibank NA 2.850% due 02/12/21	250,000	252,087
3.165% due 02/19/22	250,000	253,212
Citigroup Inc 2.350% due 08/02/21	150,000	149,910
2.700% due 03/30/21	50,000	50,256
2.700% due 10/27/22	100,000	100,808
2.876% due 07/24/23	200,000	202,565
3.142% due 01/24/23	375,000	381,359
3.352% due 04/24/25	400,000	413,293
3.400% due 05/01/26	100,000	103,569
3.520% due 10/27/28	100,000	103,232
3.668% due 07/24/28	100,000	104,398
3.750% due 06/16/24	100,000	105,476
3.875% due 03/26/25	100,000	104,373
3.878% due 01/24/39	100,000	103,879
3.887% due 01/10/28	100,000	105,835
4.000% due 08/05/24	50,000	52,718
4.125% due 07/25/28	100,000	105,740
4.300% due 11/20/26	100,000	106,246
4.500% due 01/14/22	60,000	63,076
4.750% due 05/18/46	50,000	56,738
5.300% due 05/06/44	400,000	476,103
6.125% due 08/25/36	100,000	122,361
8.125% due 07/15/39	200,000	320,054
Citizens Financial Group Inc 2.375% due 07/28/21	300,000	299,788

	Principal Amount	Value
CME Group Inc 3.000% due 09/15/22	$50,000	$51,333
3.000% due 03/15/25	50,000	51,780
3.750% due 06/15/28	100,000	109,007
4.150% due 06/15/48	50,000	56,082
CNA Financial Corp 3.450% due 08/15/27	100,000	101,540
4.500% due 03/01/26	50,000	53,623
Comerica Bank 4.000% due 07/27/25	250,000	264,558
Corp Andina de Fomento (Multi-National) 2.750% due 01/06/23	400,000	403,126
Cooperatieve Rabobank UA (Netherlands) 3.375% due 05/21/25	250,000	262,609
3.950% due 11/09/22	250,000	259,403
5.250% due 05/24/41	200,000	256,644
Corporate Office Properties LP REIT 3.700% due 06/15/21	50,000	50,493
Council Of Europe Development Bank (Multi-National) 1.625% due 03/16/21	200,000	199,006
2.625% due 02/13/23	60,000	61,618
Credit Suisse AG (Switzerland) 4.375% due 08/05/20	350,000	357,510
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.750% due 03/26/25	250,000	261,134
3.800% due 09/15/22	250,000	259,177
Crown Castle International Corp REIT 2.250% due 09/01/21	55,000	54,756
3.150% due 07/15/23	30,000	30,590
3.200% due 09/01/24	35,000	35,749
3.400% due 02/15/21	30,000	30,413
3.650% due 09/01/27	35,000	36,059
3.700% due 06/15/26	35,000	36,364
3.800% due 02/15/28	50,000	51,948
4.000% due 03/01/27	40,000	42,000
4.300% due 02/15/29	60,000	64,563
4.450% due 02/15/26	35,000	37,769
4.750% due 05/15/47	25,000	26,956
CubeSmart LP REIT 3.125% due 09/01/26	50,000	49,467
Deutsche Bank AG (Germany) 2.700% due 07/13/20	100,000	99,592
3.150% due 01/22/21	100,000	99,334
3.700% due 05/30/24	285,000	279,092
4.250% due 02/04/21	150,000	151,341
Digital Realty Trust LP REIT 3.700% due 08/15/27	50,000	51,412
3.950% due 07/01/22	100,000	104,222
4.450% due 07/15/28	100,000	108,525
Discover Bank 3.350% due 02/06/23	250,000	255,928
3.450% due 07/27/26	250,000	254,457
E*TRADE Financial Corp 3.800% due 08/24/27	15,000	15,111
4.500% due 06/20/28	50,000	52,597
Enstar Group Ltd (Bermuda) 4.950% due 06/01/29	25,000	25,399
EPR Properties REIT 4.750% due 12/15/26	100,000	106,005
ERP Operating LP REIT 2.850% due 11/01/26	70,000	70,799
3.500% due 03/01/28	100,000	105,430
4.500% due 06/01/45	75,000	86,070
4.625% due 12/15/21	60,000	63,119
Essex Portfolio LP REIT 3.375% due 04/15/26	50,000	51,127
3.875% due 05/01/24	50,000	52,440
4.000% due 03/01/29	25,000	26,643

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-20

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
European Bank for Reconstruction & Development (Multi-National) 1.875% due 02/23/22	$200,000	$200,353
2.125% due 03/07/22	200,000	201,521
European Investment Bank (Multi-National) 1.375% due 09/15/21	150,000	148,584
1.625% due 08/14/20	200,000	199,231
2.250% due 03/15/22	200,000	202,463
2.250% due 06/24/24	250,000	254,745
2.375% due 05/13/21	300,000	302,966
2.375% due 06/15/22	400,000	406,513
2.625% due 05/20/22	500,000	511,425
2.625% due 03/15/24	335,000	346,925
2.875% due 09/15/20	250,000	252,716
2.875% due 08/15/23	450,000	468,452
3.125% due 12/14/23	200,000	211,013
Federal Realty Investment Trust REIT 4.500% due 12/01/44	50,000	55,402
Fidelity National Financial Inc 4.500% due 08/15/28	50,000	52,301
Fifth Third Bancorp 2.875% due 07/27/20	300,000	301,393
8.250% due 03/01/38	25,000	36,986
Fifth Third Bank 2.875% due 10/01/21	300,000	303,719
Franklin Resources Inc 2.800% due 09/15/22	25,000	25,383
GE Capital International Funding Co Unlimited Co 4.418% due 11/15/35	413,000	407,965
GLP Capital LP REIT 4.875% due 11/01/20	75,000	76,489
5.250% due 06/01/25	25,000	26,847
5.375% due 11/01/23	25,000	26,898
5.375% due 04/15/26	50,000	54,189
5.750% due 06/01/28	25,000	27,643
HCP Inc REIT 3.400% due 02/01/25	100,000	102,253
4.250% due 11/15/23	93,000	98,798
Highwoods Realty LP REIT 4.125% due 03/15/28	20,000	20,841
4.200% due 04/15/29	50,000	52,331
Hospitality Properties Trust REIT 3.950% due 01/15/28	30,000	28,283
4.375% due 02/15/30	50,000	47,805
4.950% due 02/15/27	110,000	110,817
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	100,000	102,468
HSBC Bank USA NA 4.875% due 08/24/20	100,000	102,769
HSBC Holdings PLC (United Kingdom) 3.803% due 03/11/25	200,000	208,407
3.900% due 05/25/26	200,000	209,463
3.973% due 05/22/30	290,000	302,817
4.000% due 03/30/22	100,000	104,286
4.250% due 08/18/25	200,000	210,629
4.375% due 11/23/26	200,000	211,538
4.875% due 01/14/22	100,000	105,923
6.500% due 09/15/37	300,000	391,515
6.800% due 06/01/38	150,000	202,465
HSBC USA Inc 3.500% due 06/23/24	500,000	521,152
Hudson Pacific Properties LP REIT 4.650% due 04/01/29	50,000	53,714
Industrial & Commercial Bank of China Ltd (China) 2.452% due 10/20/21	250,000	249,072
ING Groep NV (Netherlands) 4.550% due 10/02/28	200,000	220,185

	Principal Amount	Value
Inter-American Development Bank (Multi-National) 1.750% due 04/14/22	$300,000	$299,498
1.875% due 03/15/21	300,000	300,039
2.000% due 06/02/26	150,000	150,160
2.125% due 11/09/20	200,000	200,480
2.125% due 01/18/22	200,000	201,584
2.500% due 01/18/23	200,000	204,764
2.625% due 04/19/21	95,000	96,226
3.200% due 08/07/42	100,000	107,724
Intercontinental Exchange Inc 2.350% due 09/15/22	100,000	100,135
3.100% due 09/15/27	100,000	102,661
4.000% due 10/15/23	100,000	106,421
International Bank for Reconstruction & Development (Multi-National) 1.875% due 06/19/23	300,000	300,469
1.375% due 05/24/21	400,000	396,285
1.375% due 09/20/21	300,000	296,982
1.625% due 09/04/20	180,000	179,303
1.625% due 03/09/21	200,000	199,242
1.625% due 02/10/22	300,000	298,804
2.125% due 07/01/22	500,000	506,728
2.125% due 02/13/23	100,000	101,196
2.500% due 03/19/24	200,000	205,723
2.750% due 07/23/21	200,000	203,672
3.000% due 09/27/23	250,000	262,037
3.125% due 11/20/25	50,000	53,414
7.625% due 01/19/23	100,000	119,870
International Finance Corp (Multi-National) 1.125% due 07/20/21	150,000	147,850
2.875% due 07/31/23	130,000	135,264
Invesco Finance PLC 5.375% due 11/30/43	200,000	227,222
Jefferies Group LLC 5.125% due 01/20/23	150,000	160,708
JPMorgan Chase & Co 2.400% due 06/07/21	50,000	50,138
2.776% due 04/25/23	175,000	176,744
2.972% due 01/15/23	500,000	507,049
3.200% due 06/15/26	100,000	102,957
3.207% due 04/01/23	115,000	117,369
3.250% due 09/23/22	400,000	410,936
3.509% due 01/23/29	185,000	192,734
3.540% due 05/01/28	100,000	104,129
3.559% due 04/23/24	75,000	77,771
3.625% due 05/13/24	200,000	210,728
3.702% due 05/06/30	150,000	158,221
3.882% due 07/24/38	150,000	157,334
3.897% due 01/23/49	400,000	419,893
3.964% due 11/15/48	100,000	106,058
4.023% due 12/05/24	200,000	212,494
4.032% due 07/24/48	150,000	160,044
4.350% due 08/15/21	200,000	208,040
4.400% due 07/22/20	200,000	204,470
4.452% due 12/05/29	150,000	166,955
4.950% due 06/01/45	200,000	237,553
5.500% due 10/15/40	100,000	127,255
5.600% due 07/15/41	100,000	129,930
6.400% due 05/15/38	300,000	414,090
KeyCorp 2.900% due 09/15/20	120,000	120,798
4.100% due 04/30/28	250,000	272,429
4.150% due 10/29/25	30,000	32,507
5.100% due 03/24/21	100,000	104,575
Kilroy Realty LP REIT 3.800% due 01/15/23	100,000	103,345
Kimco Realty Corp REIT 3.125% due 06/01/23	100,000	101,735
4.125% due 12/01/46	50,000	49,687

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-21

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Kreditanstalt fuer Wiederaufbau (Germany) 1.625% due 03/15/21	$400,000	$398,417
1.750% due 09/15/21	200,000	199,742
1.875% due 12/15/20	300,000	299,757
2.000% due 11/30/21	450,000	451,910
2.000% due 10/04/22	250,000	251,545
2.125% due 01/17/23	650,000	657,028
2.375% due 03/24/21	210,000	211,872
2.375% due 08/25/21	250,000	252,940
2.625% due 04/12/21	500,000	506,418
3.125% due 12/15/21	200,000	206,357
Landwirtschaftliche Rentenbank (Germany) 1.750% due 07/27/26	100,000	98,569
3.125% due 11/14/23	200,000	210,595
Lazard Group LLC 3.625% due 03/01/27	50,000	50,564
4.375% due 03/11/29	50,000	52,900
Legg Mason Inc 4.750% due 03/15/26	50,000	53,810
Liberty Property LP REIT 4.375% due 02/01/29	15,000	16,241
4.400% due 02/15/24	94,000	100,489
Life Storage LP REIT 4.000% due 06/15/29	100,000	102,917
Lincoln National Corp 3.625% due 12/12/26	150,000	156,273
3.800% due 03/01/28	35,000	36,756
4.000% due 09/01/23	15,000	15,873
4.350% due 03/01/48	25,000	26,543
Lloyds Bank PLC (United Kingdom) 2.700% due 08/17/20	200,000	200,781
Lloyds Banking Group PLC (United Kingdom) 3.574% due 11/07/28	300,000	300,098
4.050% due 08/16/23	200,000	208,827
4.582% due 12/10/25	200,000	208,743
Loews Corp 2.625% due 05/15/23	150,000	151,304
Manufacturers & Traders Trust Co 2.500% due 05/18/22	250,000	251,461
Manulife Financial Corp (Canada) 4.150% due 03/04/26	50,000	53,928
5.375% due 03/04/46	50,000	61,590
Markel Corp 3.500% due 11/01/27	50,000	49,913
5.000% due 05/20/49	30,000	32,701
Marsh & McLennan Cos Inc 3.500% due 03/10/25	75,000	78,165
3.750% due 03/14/26	100,000	105,567
4.200% due 03/01/48	100,000	106,480
4.375% due 03/15/29	70,000	77,415
Mastercard Inc 2.000% due 11/21/21	50,000	49,882
2.950% due 11/21/26	50,000	51,572
2.950% due 06/01/29	50,000	51,663
3.650% due 06/01/49	50,000	53,084
3.800% due 11/21/46	50,000	53,825
3.950% due 02/26/48	15,000	16,616
MetLife Inc 5.700% due 06/15/35	100,000	128,257
5.875% due 02/06/41	200,000	263,539
6.375% due 06/15/34	100,000	138,090
Mid-America Apartments LP REIT 3.600% due 06/01/27	100,000	103,270
3.950% due 03/15/29	25,000	26,465
Mitsubishi UFJ Financial Group Inc (Japan) 2.190% due 09/13/21	200,000	198,974
2.665% due 07/25/22	100,000	100,588
2.998% due 02/22/22	100,000	101,575
3.455% due 03/02/23	50,000	51,421
3.677% due 02/22/27	100,000	106,001

	Principal Amount	Value
3.761% due 07/26/23	$150,000	$157,127
3.777% due 03/02/25	50,000	52,974
3.850% due 03/01/26	200,000	212,336
3.961% due 03/02/28	50,000	54,259
4.050% due 09/11/28	150,000	164,551
Mizuho Financial Group Inc (Japan) 2.601% due 09/11/22	200,000	199,882
3.663% due 02/28/27	200,000	211,010
3.922% due 09/11/24	200,000	209,458
Morgan Stanley 2.625% due 11/17/21	120,000	120,773
2.750% due 05/19/22	85,000	85,915
3.125% due 07/27/26	70,000	71,363
3.591% due 07/22/28	100,000	104,162
3.625% due 01/20/27	300,000	315,386
3.737% due 04/24/24	90,000	93,863
3.971% due 07/22/38	265,000	277,807
4.100% due 05/22/23	600,000	631,786
4.300% due 01/27/45	100,000	109,676
4.350% due 09/08/26	90,000	96,548
4.431% due 01/23/30	95,000	105,256
4.457% due 04/22/39	150,000	165,366
4.875% due 11/01/22	100,000	107,087
5.500% due 07/28/21	250,000	265,548
5.750% due 01/25/21	200,000	210,086
7.250% due 04/01/32	100,000	140,897
National Australia Bank Ltd (Australia) 1.875% due 07/12/21	250,000	247,883
3.000% due 01/20/23	200,000	204,317
National Retail Properties Inc REIT 3.300% due 04/15/23	100,000	102,213
4.300% due 10/15/28	35,000	37,852
Nordic Investment Bank (Multi-National) 1.625% due 11/20/20	200,000	199,282
2.250% due 02/01/21	200,000	201,051
Northern Trust Corp 3.375% due 08/23/21	50,000	51,316
3.375% due 05/08/32	63,000	63,549
3.650% due 08/03/28	50,000	54,138
Oesterreichische Kontrollbank AG (Austria) 1.875% due 01/20/21	300,000	299,728
Office Properties Income Trust REIT 4.000% due 07/15/22	100,000	101,098
4.250% due 05/15/24	50,000	50,005
Omega Healthcare Investors Inc REIT 4.500% due 01/15/25	25,000	26,088
4.750% due 01/15/28	50,000	52,970
4.950% due 04/01/24	100,000	105,887
ORIX Corp (Japan) 2.900% due 07/18/22	30,000	30,458
3.700% due 07/18/27	50,000	52,614
4.050% due 01/16/24	25,000	26,532
PNC Bank NA 2.950% due 02/23/25	300,000	307,333
3.100% due 10/25/27	300,000	306,829
4.050% due 07/26/28	350,000	381,975
Principal Financial Group Inc 3.700% due 05/15/29	25,000	26,205
4.625% due 09/15/42	100,000	110,644
Private Export Funding Corp 2.300% due 09/15/20	150,000	150,467
2.450% due 07/15/24	100,000	102,589
4.300% due 12/15/21	25,000	26,377
Prudential Financial Inc 3.935% due 12/07/49	132,000	138,603
4.350% due 02/25/50	50,000	56,207
5.200% due 03/15/44	100,000	104,188
5.875% due 09/15/42	100,000	106,035
6.625% due 06/21/40	50,000	70,185

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-22

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Public Storage REIT 3.094% due 09/15/27	$30,000	$30,678
Raymond James Financial Inc 4.950% due 07/15/46	100,000	112,842
Realty Income Corp REIT 3.000% due 01/15/27	50,000	50,302
3.875% due 04/15/25	150,000	159,614
4.650% due 08/01/23	50,000	54,035
Regency Centers LP REIT 3.600% due 02/01/27	30,000	31,001
4.400% due 02/01/47	35,000	37,819
Regions Financial Corp 2.750% due 08/14/22	150,000	151,085
3.200% due 02/08/21	50,000	50,548
3.800% due 08/14/23	50,000	52,326
Reinsurance Group of America Inc 3.950% due 09/15/26	60,000	62,656
RenaissanceRe Finance Inc (Bermuda) 3.450% due 07/01/27	30,000	30,602
Royal Bank of Canada (Canada) 2.300% due 03/22/21	500,000	502,477
4.650% due 01/27/26	200,000	218,392
Royal Bank of Scotland Group PLC (United Kingdom) 3.875% due 09/12/23	250,000	256,584
5.125% due 05/28/24	125,000	132,013
6.000% due 12/19/23	115,000	125,269
6.100% due 06/10/23	60,000	65,156
6.125% due 12/15/22	130,000	140,293
Sabra Health Care LP REIT 4.800% due 06/01/24	50,000	51,603
Santander Holdings USA Inc 3.700% due 03/28/22	220,000	225,349
4.400% due 07/13/27	145,000	151,375
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 08/05/21	200,000	200,377
3.125% due 01/08/21	150,000	150,992
Santander UK PLC (United Kingdom) 2.500% due 01/05/21	200,000	200,160
4.000% due 03/13/24	100,000	105,542
Simon Property Group LP REIT 2.350% due 01/30/22	50,000	50,114
2.625% due 06/15/22	100,000	100,979
3.250% due 11/30/26	50,000	51,687
3.375% due 06/15/27	100,000	104,382
4.250% due 11/30/46	50,000	55,430
Skandinaviska Enskilda Banken AB (Sweden) 2.625% due 03/15/21	250,000	251,135
Stifel Financial Corp 4.250% due 07/18/24	50,000	52,487
STORE Capital Corp REIT 4.500% due 03/15/28	150,000	158,141
Sumitomo Mitsui Banking Corp (Japan) 3.400% due 07/11/24	300,000	312,195
Sumitomo Mitsui Financial Group Inc (Japan) 2.778% due 10/18/22	100,000	100,997
2.784% due 07/12/22	150,000	151,957
2.934% due 03/09/21	100,000	100,921
3.010% due 10/19/26	200,000	202,550
3.364% due 07/12/27	150,000	155,755
3.784% due 03/09/26	100,000	106,474
SunTrust Bank 2.450% due 08/01/22	100,000	100,302
3.689% due 08/02/24	50,000	52,152
SunTrust Banks Inc 2.700% due 01/27/22	100,000	100,738
2.900% due 03/03/21	100,000	100,885
4.000% due 05/01/25	100,000	107,104

	Principal Amount	Value
Svensk Exportkredit AB (Sweden) 2.000% due 08/30/22	$250,000	$250,844
Svenska Handelsbanken AB (Sweden) 2.450% due 03/30/21	400,000	401,272
Synchrony Financial 3.700% due 08/04/26	50,000	49,653
3.750% due 08/15/21	200,000	203,817
3.950% due 12/01/27	100,000	99,931
Tanger Properties LP REIT 3.875% due 07/15/27	50,000	49,800
TD Ameritrade Holding Corp 2.950% due 04/01/22	100,000	101,814
3.750% due 04/01/24	50,000	52,832
The Allstate Corp 3.280% due 12/15/26	350,000	365,925
The Bank of New York Mellon Corp 2.050% due 05/03/21	50,000	49,900
2.600% due 08/17/20	500,000	502,612
2.600% due 02/07/22	100,000	101,030
2.800% due 05/04/26	50,000	50,514
3.000% due 10/30/28	55,000	55,281
3.400% due 05/15/24	100,000	104,526
The Bank of Nova Scotia (Canada) 2.150% due 07/14/20	200,000	199,978
2.500% due 01/08/21	100,000	100,470
3.125% due 04/20/21	450,000	457,014
The Charles Schwab Corp 3.200% due 03/02/27	100,000	103,042
3.850% due 05/21/25	100,000	106,781
4.000% due 02/01/29	100,000	109,465
The Goldman Sachs Group Inc 2.875% due 02/25/21	100,000	100,727
3.000% due 04/26/22	300,000	302,646
3.200% due 02/23/23	255,000	261,051
3.272% due 09/29/25	255,000	261,019
3.500% due 01/23/25	150,000	155,208
3.500% due 11/16/26	100,000	102,532
3.625% due 01/22/23	400,000	415,072
3.625% due 02/20/24	180,000	187,790
3.750% due 05/22/25	150,000	156,934
3.750% due 02/25/26	60,000	62,656
3.814% due 04/23/29	150,000	156,337
3.850% due 01/26/27	160,000	167,375
4.017% due 10/31/38	100,000	103,136
4.223% due 05/01/29	200,000	214,546
4.411% due 04/23/39	150,000	162,407
4.750% due 10/21/45	100,000	114,812
5.250% due 07/27/21	150,000	158,472
6.750% due 10/01/37	200,000	262,078
The Hartford Financial Services Group Inc 5.125% due 04/15/22	150,000	160,857
The Progressive Corp 3.750% due 08/23/21	100,000	103,328
4.000% due 03/01/29	25,000	27,698
4.125% due 04/15/47	100,000	111,106
The Toronto-Dominion Bank (Canada) 1.800% due 07/13/21	100,000	99,274
2.125% due 04/07/21	300,000	299,717
2.500% due 12/14/20	50,000	50,244
3.250% due 06/11/21	100,000	102,042
3.250% due 03/11/24	100,000	103,646
The Travelers Cos Inc 6.250% due 06/15/37	125,000	172,202
The Western Union Co 4.250% due 06/09/23	100,000	105,166
Torchmark Corp 4.550% due 09/15/28	50,000	54,703
Travelers Property Casualty Corp 6.375% due 03/15/33	100,000	137,009

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-23

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
UDR Inc REIT 3.700% due 10/01/20	$100,000	$101,313
4.400% due 01/26/29	25,000	27,324
Unum Group 4.000% due 06/15/29	70,000	71,875
US Bancorp 2.950% due 07/15/22	250,000	255,071
3.600% due 09/11/24	400,000	420,122
Ventas Realty LP REIT 3.125% due 06/15/23	90,000	91,698
3.250% due 10/15/26	100,000	100,834
4.000% due 03/01/28	50,000	52,719
4.125% due 01/15/26	31,000	32,816
VEREIT Operating Partnership LP REIT 4.125% due 06/01/21	20,000	20,526
4.600% due 02/06/24	25,000	26,552
4.625% due 11/01/25	50,000	53,854
4.875% due 06/01/26	25,000	27,045
Visa Inc 2.150% due 09/15/22	45,000	45,189
2.200% due 12/14/20	350,000	350,635
2.800% due 12/14/22	50,000	51,212
3.650% due 09/15/47	25,000	27,101
4.150% due 12/14/35	30,000	34,546
4.300% due 12/14/45	100,000	118,374
Voya Financial Inc 3.650% due 06/15/26	50,000	51,256
4.800% due 06/15/46	30,000	33,550
Wachovia Corp 5.500% due 08/01/35	200,000	240,321
Wells Fargo & Co 2.500% due 03/04/21	150,000	150,342
2.550% due 12/07/20	170,000	170,498
3.000% due 04/22/26	150,000	151,812
3.000% due 10/23/26	150,000	151,727
3.196% due 06/17/27	260,000	265,170
3.450% due 02/13/23	300,000	308,417
4.100% due 06/03/26	300,000	318,092
4.125% due 08/15/23	300,000	316,916
4.150% due 01/24/29	200,000	217,963
4.600% due 04/01/21	200,000	207,576
5.375% due 02/07/35	100,000	123,453
5.606% due 01/15/44	100,000	125,162
Wells Fargo Bank NA 2.600% due 01/15/21	250,000	251,013
2.897% due 05/27/22	330,000	333,300
3.550% due 08/14/23	250,000	260,966
6.600% due 01/15/38	100,000	139,118
Welltower Inc REIT 4.125% due 03/15/29	100,000	106,120
4.250% due 04/01/26	150,000	159,923
4.500% due 01/15/24	150,000	161,110
Westpac Banking Corp (Australia) 2.000% due 08/19/21	150,000	149,180
2.500% due 06/28/22	150,000	151,007
2.700% due 08/19/26	150,000	150,326
2.750% due 01/11/23	150,000	152,009
3.300% due 02/26/24	100,000	103,711
3.400% due 01/25/28	100,000	105,850
Weyerhaeuser Co REIT 4.000% due 11/15/29	100,000	106,437
7.375% due 03/15/32	100,000	139,858
Willis Towers Watson PLC 5.750% due 03/15/21	100,000	105,026
WP Carey Inc REIT 4.600% due 04/01/24	100,000	105,587
XLIT Ltd (Bermuda) 5.250% due 12/15/43	50,000	60,534

		85,963,692

	Principal Amount	Value
Industrial - 2.0%

3M Co 2.000% due 06/26/22	$400,000	$399,665
2.875% due 10/15/27	100,000	101,370
ABB Finance USA Inc (Switzerland) 2.875% due 05/08/22	100,000	101,698
Agilent Technologies Inc 3.200% due 10/01/22	100,000	101,688
Allegion US Holding Co Inc 3.200% due 10/01/24	50,000	50,598
3.550% due 10/01/27	50,000	49,316
Amphenol Corp 4.350% due 06/01/29	50,000	54,286
Arrow Electronics Inc 3.250% due 09/08/24	100,000	99,081
3.875% due 01/12/28	25,000	24,801
Avnet Inc 4.625% due 04/15/26	25,000	26,159
Bemis Co Inc 3.100% due 09/15/26 ~	100,000	97,225
Burlington Northern Santa Fe LLC 3.000% due 03/15/23	150,000	153,842
3.250% due 06/15/27	250,000	263,057
3.650% due 09/01/25	50,000	53,296
4.125% due 06/15/47	50,000	55,590
4.700% due 09/01/45	50,000	59,355
5.750% due 05/01/40	100,000	131,894
Canadian National Railway Co (Canada) 2.850% due 12/15/21	100,000	101,149
2.950% due 11/21/24	100,000	102,211
6.200% due 06/01/36	50,000	68,040
Canadian Pacific Railway Co (Canada) 2.900% due 02/01/25	150,000	154,092
4.000% due 06/01/28	35,000	38,195
4.800% due 09/15/35	20,000	22,701
6.125% due 09/15/15	30,000	41,099
Carlisle Cos Inc 3.750% due 12/01/27	50,000	50,955
Caterpillar Financial Services Corp 1.850% due 09/04/20	35,000	34,878
1.931% due 10/01/21	400,000	396,907
3.450% due 05/15/23	100,000	104,538
Caterpillar Inc 3.803% due 08/15/42	100,000	106,914
6.050% due 08/15/36	125,000	165,588
CNH Industrial Capital LLC 3.875% due 10/15/21	20,000	20,440
4.200% due 01/15/24	50,000	52,233
4.375% due 11/06/20	30,000	30,621
4.375% due 04/05/22	25,000	25,995
4.875% due 04/01/21	25,000	25,926
CNH Industrial NV (United Kingdom) 3.850% due 11/15/27	35,000	34,959
CSX Corp 3.250% due 06/01/27	250,000	258,200
3.400% due 08/01/24	200,000	209,353
3.700% due 11/01/23	100,000	105,258
4.500% due 03/15/49	65,000	72,887
5.500% due 04/15/41	75,000	90,726
Deere & Co 3.900% due 06/09/42	100,000	110,241
Dover Corp 5.375% due 03/01/41	50,000	58,601
Eaton Corp 4.000% due 11/02/32	100,000	111,100
Embraer Netherlands Finance BV (Brazil) 5.400% due 02/01/27	100,000	111,276
Emerson Electric Co 3.150% due 06/01/25	100,000	103,999
4.250% due 11/15/20	25,000	25,670

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-24

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
FedEx Corp 3.875% due 08/01/42	$100,000	$94,017
4.000% due 01/15/24	200,000	213,982
4.200% due 10/17/28	100,000	109,188
4.400% due 01/15/47	50,000	49,826
4.750% due 11/15/45	50,000	52,377
Flex Ltd 4.750% due 06/15/25	50,000	51,848
4.875% due 06/15/29	25,000	25,510
FLIR Systems Inc 3.125% due 06/15/21	100,000	100,983
Flowserve Corp 4.000% due 11/15/23	143,000	145,857
Fluor Corp 4.250% due 09/15/28	100,000	103,462
Fortive Corp 2.350% due 06/15/21	100,000	99,808
4.300% due 06/15/46	125,000	126,497
Fortune Brands Home & Security Inc 4.000% due 09/21/23	50,000	52,642
GATX Corp 3.250% due 03/30/25	100,000	100,270
4.350% due 02/15/24	25,000	26,470
4.550% due 11/07/28	25,000	26,832
General Dynamics Corp 3.375% due 05/15/23	50,000	52,232
3.600% due 11/15/42	200,000	210,491
3.750% due 05/15/28	180,000	197,086
General Electric Co 4.125% due 10/09/42	100,000	92,203
4.500% due 03/11/44	300,000	292,338
5.875% due 01/14/38	115,000	130,408
6.750% due 03/15/32	101,000	124,726
6.875% due 01/10/39	58,000	73,054
Honeywell International Inc 1.850% due 11/01/21	50,000	49,658
2.500% due 11/01/26	100,000	99,721
Hubbell Inc 3.350% due 03/01/26	50,000	50,194
Illinois Tool Works Inc 4.875% due 09/15/41	100,000	121,247
Ingersoll-Rand Global Holding Co Ltd 4.250% due 06/15/23	100,000	106,424
Ingersoll-Rand Luxembourg Finance SA 3.800% due 03/21/29	100,000	104,964
Jabil Inc 3.950% due 01/12/28	55,000	54,089
JB Hunt Transport Services Inc 3.300% due 08/15/22	50,000	51,079
John Deere Capital Corp 2.150% due 09/08/22	50,000	50,053
2.450% due 09/11/20	50,000	50,144
2.600% due 03/07/24	100,000	100,984
2.650% due 06/10/26	100,000	100,980
2.750% due 03/15/22	100,000	101,940
2.800% due 03/06/23	50,000	51,091
2.800% due 09/08/27	50,000	50,729
3.400% due 09/11/25	50,000	52,823
3.450% due 06/07/23	25,000	26,190
3.450% due 03/13/25	50,000	52,692
Johnson Controls International PLC 3.625% due 07/02/24	40,000	41,629
3.900% due 02/14/26	19,000	19,828
4.500% due 02/15/47	40,000	40,646
Kansas City Southern 4.950% due 08/15/45	100,000	110,124
Kennametal Inc 4.625% due 06/15/28	50,000	52,147
Keysight Technologies Inc 4.550% due 10/30/24	100,000	107,037

	Principal Amount	Value
L3 Technologies Inc 3.850% due 06/15/23	$70,000	$73,059
3.850% due 12/15/26	25,000	26,181
4.400% due 06/15/28	100,000	109,250
Lockheed Martin Corp 2.900% due 03/01/25	50,000	51,444
3.550% due 01/15/26	100,000	106,350
3.600% due 03/01/35	25,000	26,109
3.800% due 03/01/45	20,000	21,339
4.500% due 05/15/36	20,000	22,981
4.700% due 05/15/46	44,000	53,594
6.150% due 09/01/36	100,000	135,218
Martin Marietta Materials Inc 3.450% due 06/01/27	21,000	20,901
Masco Corp 3.500% due 04/01/21	65,000	65,971
3.500% due 11/15/27	100,000	98,329
4.375% due 04/01/26	50,000	52,472
Norfolk Southern Corp 2.903% due 02/15/23	100,000	102,063
3.000% due 04/01/22	100,000	101,675
3.800% due 08/01/28	30,000	32,350
3.942% due 11/01/47	63,000	65,592
4.650% due 01/15/46	50,000	56,996
4.837% due 10/01/41	50,000	57,944
5.100% due 08/01/18	15,000	17,015
Northrop Grumman Corp 2.550% due 10/15/22	100,000	100,581
3.250% due 08/01/23	100,000	103,454
3.500% due 03/15/21	100,000	102,001
3.850% due 04/15/45	100,000	103,095
Owens Corning 4.200% due 12/15/22	138,000	143,660
Packaging Corp of America 2.450% due 12/15/20	35,000	34,976
3.400% due 12/15/27	35,000	35,411
3.650% due 09/15/24	100,000	103,645
Parker-Hannifin Corp 3.250% due 06/14/29	20,000	20,778
4.000% due 06/14/49	20,000	21,202
6.250% due 05/15/38	100,000	132,948
Precision Castparts Corp 2.500% due 01/15/23	100,000	100,688
3.250% due 06/15/25	50,000	52,271
4.375% due 06/15/45	50,000	56,695
Raytheon Co 2.500% due 12/15/22	125,000	125,928
Republic Services Inc 3.200% due 03/15/25	100,000	103,342
3.375% due 11/15/27	120,000	124,119
3.950% due 05/15/28	100,000	107,915
Rockwell Collins Inc 3.500% due 03/15/27	300,000	313,175
Roper Technologies Inc 2.800% due 12/15/21	25,000	25,165
3.800% due 12/15/26	30,000	31,341
4.200% due 09/15/28	95,000	101,759
Ryder System Inc 2.500% due 09/01/22	95,000	95,184
3.400% due 03/01/23	100,000	102,773
Sonoco Products Co 5.750% due 11/01/40	200,000	233,714
Spirit AeroSystems Inc 3.850% due 06/15/26	25,000	25,073
Stanley Black & Decker Inc 2.900% due 11/01/22	50,000	50,809
4.250% due 11/15/28	100,000	111,120
Textron Inc 3.650% due 03/15/27	100,000	102,473
4.000% due 03/15/26	25,000	26,275

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-25

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
The Boeing Co 2.800% due 03/01/23	$25,000	$25,413
3.200% due 03/01/29	200,000	206,480
3.250% due 03/01/28	25,000	25,945
3.550% due 03/01/38	15,000	15,157
3.625% due 03/01/48	10,000	10,027
3.825% due 03/01/59	50,000	50,702
3.850% due 11/01/48	35,000	36,548
5.875% due 02/15/40	50,000	65,569
Trimble Inc 4.150% due 06/15/23	50,000	51,763
4.900% due 06/15/28	50,000	53,591
Union Pacific Corp 2.750% due 03/01/26	25,000	25,129
3.000% due 04/15/27	100,000	102,146
3.200% due 06/08/21	35,000	35,625
3.250% due 08/15/25	50,000	52,024
3.350% due 08/15/46	50,000	47,262
3.500% due 06/08/23	50,000	52,130
3.600% due 09/15/37	20,000	20,338
3.646% due 02/15/24	92,000	96,618
3.700% due 03/01/29	65,000	69,829
3.750% due 07/15/25	50,000	53,458
3.799% due 10/01/51	200,000	200,641
3.950% due 09/10/28	60,000	65,734
4.050% due 03/01/46	30,000	31,482
4.375% due 09/10/38	25,000	27,715
4.500% due 09/10/48	30,000	34,076
4.800% due 09/10/58	50,000	58,039
United Parcel Service Inc 2.350% due 05/16/22	50,000	50,304
2.450% due 10/01/22	100,000	101,067
3.125% due 01/15/21	100,000	101,506
3.400% due 11/15/46	200,000	191,171
6.200% due 01/15/38	50,000	67,859
United Technologies Corp 1.950% due 11/01/21	50,000	49,598
2.650% due 11/01/26	30,000	30,072
3.100% due 06/01/22	500,000	511,649
3.350% due 08/16/21	15,000	15,334
3.650% due 08/16/23	40,000	41,903
3.750% due 11/01/46	50,000	50,920
3.950% due 08/16/25	25,000	26,969
4.125% due 11/16/28	60,000	65,939
4.450% due 11/16/38	20,000	22,460
4.500% due 06/01/42	300,000	339,306
4.625% due 11/16/48	35,000	40,842
Vulcan Materials Co 4.500% due 06/15/47	100,000	96,398
Wabtec Corp 4.400% due 03/15/24	100,000	105,895
4.950% due 09/15/28	100,000	107,261
Waste Connections Inc 3.500% due 05/01/29	100,000	104,137
Waste Management Inc 2.400% due 05/15/23	200,000	200,752
3.150% due 11/15/27	100,000	103,300
3.450% due 06/15/29	25,000	26,316
4.000% due 07/15/39	35,000	37,655
4.150% due 07/15/49	30,000	32,990
WRKCo Inc 3.000% due 09/15/24	100,000	100,984
4.000% due 03/15/28	100,000	103,878
4.200% due 06/01/32	50,000	51,809
Xylem Inc 3.250% due 11/01/26	30,000	30,222
4.375% due 11/01/46	25,000	26,536

		17,293,069

	Principal Amount	Value
Technology - 1.7%

Activision Blizzard Inc 2.300% due 09/15/21	$30,000	$29,945
3.400% due 09/15/26	50,000	50,733
Analog Devices Inc 2.950% due 01/12/21	200,000	201,841
3.500% due 12/05/26	100,000	101,954
Apple Inc 2.000% due 11/13/20	300,000	299,846
2.100% due 09/12/22	100,000	100,254
2.250% due 02/23/21	150,000	150,457
2.400% due 01/13/23	50,000	50,448
2.900% due 09/12/27	300,000	307,118
3.000% due 11/13/27	100,000	102,959
3.250% due 02/23/26	70,000	73,169
3.350% due 02/09/27	200,000	210,230
3.450% due 02/09/45	250,000	249,490
3.750% due 09/12/47	75,000	78,609
3.750% due 11/13/47	50,000	52,549
3.850% due 08/04/46	35,000	37,314
4.250% due 02/09/47	100,000	112,224
4.500% due 02/23/36	50,000	58,799
4.650% due 02/23/46	145,000	172,021
Applied Materials Inc 2.625% due 10/01/20	50,000	50,275
3.300% due 04/01/27	255,000	265,923
3.900% due 10/01/25	35,000	37,574
4.350% due 04/01/47	45,000	50,284
5.100% due 10/01/35	35,000	42,438
Broadcom Corp 3.000% due 01/15/22	350,000	351,479
3.625% due 01/15/24	100,000	101,084
Broadcom Inc 3.125% due 10/15/22 ~	25,000	25,146
3.625% due 10/15/24 ~	100,000	100,596
4.250% due 04/15/26 ~	100,000	101,392
4.750% due 04/15/29 ~	150,000	153,842
Broadridge Financial Solutions Inc 3.400% due 06/27/26	50,000	50,871
Dell International LLC 4.000% due 07/15/24 ~	50,000	51,319
4.420% due 06/15/21 ~	300,000	309,053
4.900% due 10/01/26 ~	100,000	104,356
5.300% due 10/01/29 ~	100,000	105,331
5.450% due 06/15/23 ~	115,000	124,026
8.100% due 07/15/36 ~	50,000	61,403
8.350% due 07/15/46 ~	50,000	63,266
Electronic Arts Inc 3.700% due 03/01/21	50,000	50,901
4.800% due 03/01/26	50,000	55,482
Fidelity National Information Services Inc 3.000% due 08/15/26	150,000	151,843
3.500% due 04/15/23	57,000	58,936
4.750% due 05/15/48	100,000	111,483
5.000% due 10/15/25	56,000	62,878
Fiserv Inc 2.750% due 07/01/24	100,000	100,777
3.200% due 07/01/26	25,000	25,539
3.500% due 07/01/29	45,000	46,241
3.850% due 06/01/25	100,000	105,869
4.400% due 07/01/49	40,000	42,051
Hewlett Packard Enterprise Co 3.500% due 10/05/21	50,000	51,194
3.600% due 10/15/20	50,000	50,659
4.900% due 10/15/25	250,000	273,368
6.200% due 10/15/35	50,000	56,189
6.350% due 10/15/45	50,000	55,432
HP Inc 3.750% due 12/01/20	9,000	9,153
4.050% due 09/15/22	200,000	208,957
6.000% due 09/15/41	55,000	60,605

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-26

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Intel Corp 1.700% due 05/19/21	$100,000	$99,244
2.450% due 07/29/20	160,000	160,335
2.600% due 05/19/26	100,000	100,716
3.700% due 07/29/25	145,000	155,502
3.734% due 12/08/47	300,000	313,518
International Business Machines Corp 2.800% due 05/13/21	100,000	101,211
2.850% due 05/13/22	100,000	101,656
3.000% due 05/15/24	200,000	205,552
3.300% due 05/15/26	100,000	103,624
3.375% due 08/01/23	300,000	310,923
3.500% due 05/15/29	170,000	177,872
4.150% due 05/15/39	100,000	106,771
4.250% due 05/15/49	100,000	107,558
4.700% due 02/19/46	200,000	228,919
5.600% due 11/30/39	26,000	32,928
Lam Research Corp 2.800% due 06/15/21	50,000	50,383
4.000% due 03/15/29	55,000	58,595
4.875% due 03/15/49	25,000	27,718
Marvell Technology Group Ltd 4.200% due 06/22/23	50,000	52,083
Maxim Integrated Products Inc 3.450% due 06/15/27	100,000	100,762
Micron Technology Inc 5.500% due 02/01/25	50,000	51,688
Microsoft Corp 1.550% due 08/08/21	100,000	99,154
2.000% due 08/08/23	50,000	49,983
2.375% due 05/01/23	100,000	101,265
2.400% due 02/06/22	100,000	101,134
2.400% due 08/08/26	250,000	251,292
2.875% due 02/06/24	35,000	36,273
3.125% due 11/03/25	100,000	105,294
3.450% due 08/08/36	150,000	158,823
3.500% due 11/15/42	100,000	104,344
3.700% due 08/08/46	100,000	107,719
3.750% due 02/12/45	200,000	218,111
3.950% due 08/08/56	150,000	166,135
4.100% due 02/06/37	300,000	342,631
4.250% due 02/06/47	100,000	118,700
4.450% due 11/03/45	100,000	119,953
4.500% due 02/06/57	100,000	122,431
4.750% due 11/03/55	50,000	63,470
5.200% due 06/01/39	135,000	173,526
5.300% due 02/08/41	200,000	261,313
NetApp Inc 3.375% due 06/15/21	50,000	50,594
NXP BV (Netherlands) 4.300% due 06/18/29 ~	150,000	154,835
Oracle Corp 1.900% due 09/15/21	135,000	134,298
2.400% due 09/15/23	250,000	250,414
2.950% due 05/15/25	150,000	154,394
3.250% due 11/15/27	350,000	366,642
3.850% due 07/15/36	50,000	53,080
3.900% due 05/15/35	105,000	113,754
4.000% due 07/15/46	250,000	268,482
4.000% due 11/15/47	250,000	268,771
4.300% due 07/08/34	100,000	114,006
4.375% due 05/15/55	200,000	225,304
6.125% due 07/08/39	100,000	137,163
6.500% due 04/15/38	100,000	140,849
QUALCOMM Inc 2.600% due 01/30/23	100,000	100,236
2.900% due 05/20/24	50,000	50,800
3.250% due 05/20/27	50,000	51,027
3.450% due 05/20/25	150,000	155,496
4.300% due 05/20/47	30,000	31,535
4.800% due 05/20/45	150,000	168,174

	Principal Amount	Value
Seagate HDD Cayman 4.250% due 03/01/22	$50,000	$50,851
5.750% due 12/01/34	50,000	49,206
Texas Instruments Inc 1.850% due 05/15/22	300,000	298,142
4.150% due 05/15/48	100,000	114,167
VMware Inc 2.300% due 08/21/20	30,000	29,921
2.950% due 08/21/22	35,000	35,282
3.900% due 08/21/27	30,000	30,410
Xilinx Inc 2.950% due 06/01/24	100,000	101,467

		15,215,584

Utilities - 1.8%

AEP Transmission Co LLC 4.250% due 09/15/48	35,000	38,416
Alabama Power Co 2.450% due 03/30/22	100,000	100,442
4.150% due 08/15/44	90,000	97,114
4.300% due 07/15/48	15,000	16,821
Ameren Illinois Co 3.250% due 03/01/25	50,000	51,789
3.800% due 05/15/28	50,000	53,636
4.150% due 03/15/46	50,000	54,600
American Water Capital Corp 2.950% due 09/01/27	35,000	35,252
3.450% due 06/01/29	100,000	104,034
3.750% due 09/01/47	50,000	50,484
4.300% due 12/01/42	100,000	108,671
Appalachian Power Co 3.400% due 06/01/25	100,000	103,723
4.600% due 03/30/21	50,000	51,616
7.000% due 04/01/38	150,000	207,714
Arizona Public Service Co 2.950% due 09/15/27	50,000	50,551
4.500% due 04/01/42	100,000	111,058
Atmos Energy Corp 3.000% due 06/15/27	30,000	30,531
4.150% due 01/15/43	64,000	69,251
4.300% due 10/01/48	50,000	56,516
Avangrid Inc 3.150% due 12/01/24	50,000	50,994
Baltimore Gas & Electric Co 3.500% due 11/15/21	25,000	25,648
3.750% due 08/15/47	50,000	51,086
Berkshire Hathaway Energy Co 2.375% due 01/15/21	25,000	25,082
2.800% due 01/15/23	40,000	40,779
3.250% due 04/15/28	30,000	30,988
3.800% due 07/15/48	25,000	25,466
4.450% due 01/15/49	50,000	56,446
5.150% due 11/15/43	200,000	245,162
6.125% due 04/01/36	99,000	132,529
Black Hills Corp 3.150% due 01/15/27	50,000	49,687
4.350% due 05/01/33	30,000	33,081
CenterPoint Energy Houston Electric LLC 2.250% due 08/01/22	100,000	99,807
2.400% due 09/01/26	50,000	49,049
3.000% due 02/01/27	50,000	50,999
CenterPoint Energy Inc 3.600% due 11/01/21	10,000	10,273
3.850% due 02/01/24	25,000	26,226
4.250% due 11/01/28	25,000	27,028
CenterPoint Energy Resources Corp 4.000% due 04/01/28	100,000	106,554
Commonwealth Edison Co 3.700% due 08/15/28	20,000	21,504
3.750% due 08/15/47	50,000	51,836
3.800% due 10/01/42	100,000	103,380

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-27

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
4.000% due 03/01/48	$100,000	$108,536
Consolidated Edison Co of New York Inc 3.875% due 06/15/47	150,000	154,586
3.950% due 03/01/43	100,000	103,755
4.000% due 12/01/28	100,000	109,927
4.125% due 05/15/49	50,000	53,917
4.300% due 12/01/56	50,000	53,817
4.500% due 12/01/45	100,000	112,668
Consumers Energy Co 3.250% due 08/15/46	50,000	47,847
3.800% due 11/15/28	100,000	109,293
4.350% due 04/15/49	100,000	115,857
Dominion Energy Gas Holdings LLC 3.550% due 11/01/23	100,000	103,008
Dominion Energy Inc 2.715% due 08/15/21	70,000	70,114
2.750% due 01/15/22	50,000	50,375
2.850% due 08/15/26	30,000	29,766
3.071% due 08/15/24	70,000	70,569
4.250% due 06/01/28	50,000	54,440
4.700% due 12/01/44	100,000	111,407
Dominion Energy South Carolina Inc 4.600% due 06/15/43	100,000	113,312
5.300% due 05/15/33	50,000	59,702
5.450% due 02/01/41	50,000	61,872
DPL Inc 4.350% due 04/15/29 ~	45,000	45,630
DTE Electric Co 3.375% due 03/01/25	50,000	52,108
3.650% due 03/15/24	51,000	53,875
DTE Energy Co 3.300% due 06/15/22	50,000	51,074
3.800% due 03/15/27	100,000	104,464
3.850% due 12/01/23	100,000	104,729
Duke Energy Carolinas LLC 3.050% due 03/15/23	150,000	154,506
3.750% due 06/01/45	200,000	205,639
6.050% due 04/15/38	110,000	147,175
6.100% due 06/01/37	25,000	33,214
Duke Energy Corp 2.400% due 08/15/22	50,000	49,984
3.150% due 08/15/27	50,000	50,741
3.950% due 08/15/47	50,000	50,537
4.200% due 06/15/49	65,000	68,407
Duke Energy Indiana LLC 3.750% due 05/15/46	50,000	50,635
4.900% due 07/15/43	100,000	118,174
Duke Energy Progress LLC 3.450% due 03/15/29	210,000	221,480
3.700% due 09/01/28	100,000	107,090
Edison International 2.400% due 09/15/22	40,000	38,102
2.950% due 03/15/23	100,000	95,847
5.750% due 06/15/27	10,000	10,753
El Paso Electric Co 5.000% due 12/01/44	50,000	54,498
Emera US Finance LP (Canada) 3.550% due 06/15/26	35,000	35,839
4.750% due 06/15/46	200,000	215,740
Enel Chile SA (Chile) 4.875% due 06/12/28	50,000	54,750
Enel Generacion Chile SA (Chile) 4.250% due 04/15/24	50,000	52,605
Entergy Arkansas LLC 3.500% due 04/01/26	50,000	52,192
4.200% due 04/01/49	50,000	55,152
Entergy Corp 2.950% due 09/01/26	30,000	30,021
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	57,647

	Principal Amount	Value
Entergy Louisiana LLC 3.250% due 04/01/28	$50,000	$51,612
4.200% due 09/01/48	50,000	55,318
4.950% due 01/15/45	40,000	42,300
Entergy Mississippi LLC 2.850% due 06/01/28	150,000	150,440
Eversource Energy 2.800% due 05/01/23	100,000	101,188
2.900% due 10/01/24	50,000	50,833
3.300% due 01/15/28	100,000	102,093
3.800% due 12/01/23	15,000	15,831
4.250% due 04/01/29	25,000	27,496
Exelon Corp 3.950% due 06/15/25	100,000	106,803
4.450% due 04/15/46	100,000	106,458
4.950% due 06/15/35	35,000	39,188
5.100% due 06/15/45	35,000	40,315
FirstEnergy Corp 4.250% due 03/15/23	40,000	42,034
7.375% due 11/15/31	65,000	89,022
Florida Power & Light Co 3.700% due 12/01/47	200,000	209,075
4.950% due 06/01/35	100,000	117,686
5.690% due 03/01/40	35,000	45,279
5.950% due 02/01/38	125,000	168,931
Georgia Power Co 2.850% due 05/15/22	100,000	101,238
3.250% due 03/30/27	100,000	101,040
4.300% due 03/15/42	100,000	106,074
Indiana Michigan Power Co 4.250% due 08/15/48	25,000	27,519
ITC Holdings Corp 3.350% due 11/15/27	50,000	51,455
3.650% due 06/15/24	25,000	25,931
Kansas City Power & Light Co 3.650% due 08/15/25	50,000	52,844
Kentucky Utilities Co 4.375% due 10/01/45	40,000	45,238
Louisville Gas & Electric Co 4.250% due 04/01/49	35,000	39,324
MidAmerican Energy Co 3.650% due 08/01/48	100,000	103,235
6.750% due 12/30/31	100,000	136,457
Mississippi Power Co 3.950% due 03/30/28	25,000	26,261
National Fuel Gas Co 3.750% due 03/01/23	100,000	102,288
3.950% due 09/15/27	50,000	49,980
National Rural Utilities Cooperative Finance Corp 2.400% due 04/25/22	200,000	201,396
4.023% due 11/01/32	100,000	111,835
8.000% due 03/01/32	50,000	72,777
Nevada Power Co 3.700% due 05/01/29	155,000	165,654
NextEra Energy Capital Holdings Inc 4.500% due 06/01/21	50,000	51,763
4.800% due 12/01/77	100,000	94,159
5.650% due 05/01/79	100,000	103,160
NiSource Inc 3.490% due 05/15/27	50,000	51,742
3.950% due 03/30/48	50,000	50,222
4.800% due 02/15/44	100,000	111,550
5.250% due 02/15/43	100,000	116,620
Northern States Power Co 2.150% due 08/15/22	100,000	99,957
2.600% due 05/15/23	100,000	100,919
NSTAR Electric Co 2.375% due 10/15/22	100,000	100,528

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-28

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Oglethorpe Power Corp 5.050% due 10/01/48	$100,000	$116,043
Ohio Edison Co 6.875% due 07/15/36	150,000	201,275
Ohio Power Co 5.375% due 10/01/21	30,000	32,040
Oklahoma Gas & Electric Co 3.850% due 08/15/47	50,000	51,116
Oncor Electric Delivery Co LLC 3.700% due 11/15/28 ~	100,000	107,762
3.800% due 09/30/47	50,000	52,302
5.300% due 06/01/42	100,000	126,704
7.000% due 05/01/32	50,000	69,784
PacifiCorp 3.500% due 06/15/29	35,000	37,486
4.125% due 01/15/49	70,000	77,235
PECO Energy Co 1.700% due 09/15/21	50,000	49,523
3.150% due 10/15/25	50,000	51,860
3.900% due 03/01/48	60,000	63,786
Piedmont Natural Gas Co Inc 4.650% due 08/01/43	35,000	39,175
Potomac Electric Power Co 3.600% due 03/15/24	100,000	104,991
PPL Electric Utilities Corp 4.150% due 10/01/45	25,000	27,340
4.150% due 06/15/48	100,000	110,209
4.750% due 07/15/43	50,000	58,612
Progress Energy Inc 7.750% due 03/01/31	100,000	140,044
PSEG Power LLC 3.000% due 06/15/21	50,000	50,531
3.850% due 06/01/23	100,000	104,224
Public Service Co of Colorado 3.700% due 06/15/28	50,000	53,946
3.800% due 06/15/47	50,000	51,954
Public Service Electric & Gas Co 4.050% due 05/01/48	25,000	27,338
Public Service Enterprise Group Inc 2.000% due 11/15/21	100,000	99,070
2.650% due 11/15/22	50,000	50,129
2.875% due 06/15/24	70,000	70,734
Puget Energy Inc 3.650% due 05/15/25	100,000	102,403
6.000% due 09/01/21	100,000	106,890
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	32,288
San Diego Gas & Electric Co 3.750% due 06/01/47	50,000	48,036
4.100% due 06/15/49	100,000	103,979
4.150% due 05/15/48	25,000	26,058
Sempra Energy 3.400% due 02/01/28	65,000	64,866
3.800% due 02/01/38	100,000	97,090
Southern California Edison Co 3.500% due 10/01/23	100,000	102,932
3.650% due 03/01/28	50,000	51,213
3.700% due 08/01/25	30,000	31,027
3.900% due 03/15/43	50,000	48,341
4.000% due 04/01/47	100,000	99,637
4.125% due 03/01/48	10,000	10,086
4.500% due 09/01/40	50,000	52,448
Southern California Gas Co 2.600% due 06/15/26	50,000	48,929
4.125% due 06/01/48	150,000	160,453
Southern Co Gas Capital Corp 3.500% due 09/15/21	150,000	153,414
Southwest Gas Corp 3.800% due 09/29/46	50,000	48,975

	Principal Amount	Value
Southwestern Electric Power Co 3.900% due 04/01/45	$50,000	$49,913
4.100% due 09/15/28	50,000	53,905
6.200% due 03/15/40	50,000	64,188
Southwestern Public Service Co 3.300% due 06/15/24	50,000	51,728
3.750% due 06/15/49	100,000	101,685
Tampa Electric Co 4.300% due 06/15/48	50,000	53,576
4.450% due 06/15/49	50,000	55,775
The Connecticut Light & Power Co 4.150% due 06/01/45	25,000	27,609
The Southern Co 2.350% due 07/01/21	100,000	99,931
2.950% due 07/01/23	25,000	25,369
4.250% due 07/01/36	30,000	31,011
4.400% due 07/01/46	100,000	105,753
Tucson Electric Power Co 3.050% due 03/15/25	50,000	50,576
4.850% due 12/01/48	100,000	117,199
Union Electric Co 8.450% due 03/15/39	100,000	159,574
Virginia Electric & Power Co 2.950% due 11/15/26	50,000	50,850
3.150% due 01/15/26	35,000	36,156
3.800% due 09/15/47	50,000	51,356
4.000% due 11/15/46	20,000	21,121
4.650% due 08/15/43	100,000	115,120
8.875% due 11/15/38	25,000	41,049
WEC Energy Group Inc 3.100% due 03/08/22	25,000	25,460
3.375% due 06/15/21	65,000	66,279
3.550% due 06/15/25	100,000	105,034
Westar Energy Inc 3.100% due 04/01/27	50,000	51,354
4.100% due 04/01/43	100,000	107,624
Wisconsin Electric Power Co 4.300% due 10/15/48	10,000	11,009
Wisconsin Power & Light Co 3.050% due 10/15/27	100,000	101,612
Xcel Energy Inc 2.600% due 03/15/22	50,000	50,485
4.000% due 06/15/28	50,000	53,911

		16,136,757

Total Corporate Bonds & Notes (Cost $227,058,693)		237,765,498

MORTGAGE-BACKED SECURITIES - 28.9%

Collateralized Mortgage Obligations - Commercial - 2.0%

Bank 3.175% due 09/15/60	200,000	207,652
Benchmark 4.121% due 07/15/51 §	200,000	222,079
CD Mortgage Trust 3.456% due 11/13/50	175,000	184,821
Citigroup Commercial Mortgage Trust 3.372% due 10/10/47	350,000	366,468
3.778% due 09/10/58	600,000	641,302
Commercial Mortgage Pass-Through Certificates 3.525% due 02/10/49	300,000	313,022
Commercial Mortgage Trust 3.660% due 08/10/50	365,192	375,596
3.819% due 06/10/47	300,000	319,060
4.228% due 05/10/51	400,000	444,928
CSAIL Commercial Mortgage Trust 3.458% due 11/15/50 §	600,000	631,683

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-29

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Fannie Mae - Aces 2.717% due 02/25/22	$389,124	$395,207
2.723% due 10/25/24	200,000	204,509
2.999% due 01/25/28 §	500,000	516,309
3.061% due 05/25/27 §	200,000	208,392
3.086% due 12/25/27 §	190,000	197,487
3.776% due 08/25/30 §	300,000	328,290
Freddie Mac Multifamily Structured Pass Through Certificates 1.875% due 04/25/22	177,064	176,066
3.208% due 02/25/26	375,000	394,707
2.673% due 03/25/26	600,000	614,662
2.745% due 01/25/26	400,000	411,645
3.171% due 10/25/24	850,000	891,026
3.224% due 03/25/27	500,000	529,031
3.250% due 04/25/23 §	1,050,000	1,092,869
3.310% due 05/25/23 §	500,000	522,511
3.422% due 02/25/29	196,721	212,073
3.926% due 06/25/28	100,000	111,408
3.990% due 08/25/33 §	42,000	47,544
GS Mortgage Securities Trust 2.773% due 11/10/45	198,291	201,446
3.734% due 11/10/48	1,000,000	1,065,589
JPMBB Commercial Mortgage Securities Trust 4.274% due 12/15/48	600,000	637,278
JPMorgan Chase Commercial Mortgage Securities Trust 3.143% due 12/15/47	498,563	511,701
5.320% due 05/15/45 §	300,000	304,588
Morgan Stanley Bank of America Merrill Lynch Trust 3.753% due 12/15/47	1,000,000	1,069,055
Morgan Stanley Capital I Trust 3.596% due 12/15/49	400,000	425,161
UBS Commercial Mortgage Trust 4.171% due 05/10/45	500,000	519,240
UBS-Barclays Commercial Mortgage Trust 3.525% due 05/10/63	250,000	258,578
Wells Fargo Commercial Mortgage Trust 2.652% due 08/15/49	350,000	351,647
3.664% due 09/15/58	1,000,000	1,063,025
4.184% due 06/15/51	200,000	222,169
WFRBS Commercial Mortgage Trust 2.870% due 11/15/45	610,923	621,205

		17,811,029

Fannie Mae - 11.3%

2.500% due 10/01/27 - 11/01/46	6,413,533	6,452,690
3.000% due 05/01/22 - 09/01/47	22,959,847	23,340,904
3.500% due 10/01/25 - 02/01/48	29,279,618	30,268,205
4.000% due 12/01/19 - 06/01/49	21,333,327	22,290,287
4.440% (USD LIBOR + 1.690%) due 08/01/39 §	6,208	6,516
4.500% due 05/01/23 - 08/01/48	10,240,290	10,874,556
4.570% (USD LIBOR + 1.695%) due 06/01/38 §	3,288	3,468
5.000% due 08/01/20 - 09/01/48	3,160,840	3,413,510
5.500% due 11/01/33 - 07/01/41	1,352,170	1,492,423
6.000% due 09/01/34 - 06/01/40	582,278	658,940
6.500% due 09/01/36 - 07/01/38	137,769	160,757

		98,962,256

Freddie Mac - 8.0%

2.500% due 08/01/28 - 02/01/32	3,931,161	3,964,600
3.000% due 09/01/26 - 02/01/48	19,774,292	20,111,835
3.500% due 06/01/21 - 09/01/48	19,903,461	20,561,003
4.000% due 02/01/25 - 10/01/48	17,116,450	17,887,488
4.500% due 08/01/24 - 07/01/48	4,340,561	4,619,155
5.000% due 12/01/31 - 03/01/41	1,211,101	1,315,394

	Principal Amount	Value
5.500% due 04/01/34 - 08/01/40	$596,872	$655,070
6.000% due 04/01/36 - 05/01/40	711,334	805,808
6.500% due 08/01/37 - 04/01/39	57,592	66,024

		69,986,377

Government National Mortgage Association - 7.6%

2.500% due 01/20/43	201,106	204,145
3.000% due 08/20/42 - 01/20/48	16,029,073	16,406,139
3.500% due 10/15/41 - 03/20/48	23,388,124	24,238,825
4.000% due 06/15/39 - 03/20/49	14,451,959	15,134,228
4.500% due 02/15/39 - 09/20/48	6,757,922	7,151,371
5.000% due 05/15/36 - 01/20/48	2,008,282	2,166,580
5.500% due 04/15/37 - 04/15/40	563,709	621,703
6.000% due 01/15/38 - 06/15/41	161,017	183,278
6.500% due 10/15/38 - 02/15/39	27,604	31,175

		66,137,444

Total Mortgage-Backed Securities (Cost $251,272,675)		252,897,106

ASSET-BACKED SECURITIES - 0.5%

Ally Auto Receivables Trust 2.920% due 11/15/22	75,000	75,559
Ally Master Owner Trust 3.290% due 05/15/23	100,000	102,222
American Express Credit Account Master Trust 2.040% due 05/15/23	400,000	399,839
3.180% due 04/15/24	103,000	105,527
AmeriCredit Automobile Receivables Trust 2.970% due 11/20/23	67,000	67,957
Carmax Auto Owner Trust 2.680% due 03/15/24	200,000	202,896
Citibank Credit Card Issuance Trust 2.680% due 06/07/23	500,000	505,878
6.150% due 06/15/39	250,000	340,875
Discover Card Execution Note Trust 1.880% due 02/15/23	360,000	359,377
Drive Auto Receivables Trust 4.140% due 08/15/24	200,000	204,915
Ford Credit Auto Lease Trust 3.190% due 12/15/21	40,000	40,427
Ford Credit Auto Owner Trust 1.730% due 03/15/22	400,000	397,443
Ford Credit Floorplan Master Owner Trust ‘A’ 2.160% due 09/15/22	250,000	249,734
GM Financial Automobile Leasing Trust 2.670% due 03/21/22	40,000	40,342
GM Financial Consumer Automobile Receivables Trust 2.650% due 02/16/24	200,000	202,968
Nissan Auto Receivables Owner Trust 2.650% due 05/16/22	120,000	120,639
Santander Drive Auto Receivables Trust 3.420% due 04/15/25	44,000	44,823
3.560% due 07/15/24	100,000	101,557
Synchrony Credit Card Master Note Trust 2.210% due 05/15/24	200,000	200,509
World Financial Network Credit Card Master Trust 2.550% due 06/17/24	500,000	502,405
World Omni Auto Receivables Trust 2.500% due 04/17/23	160,000	160,751
World Omni Automobile Lease Securitization Trust 3.190% due 12/15/21	50,000	50,818

Total Asset-Backed Securities (Cost $4,440,384)		4,477,461

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-30

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 1.2%

Fannie Mae 1.375% due 10/07/21	$1,000,000	$989,917
1.875% due 12/28/20	500,000	499,878
2.125% due 04/24/26	815,000	821,119
2.625% due 09/06/24	960,000	996,396
5.625% due 07/15/37	100,000	141,126
7.125% due 01/15/30	525,000	761,700
Federal Farm Credit Banks 1.680% due 10/13/20	500,000	498,465
Federal Home Loan Bank 1.375% due 09/28/20	800,000	794,658
2.625% due 10/01/20	2,000,000	2,016,997
5.500% due 07/15/36	100,000	139,040
Freddie Mac 2.375% due 02/16/21	1,000,000	1,008,502
2.375% due 01/13/22	1,000,000	1,014,217
6.250% due 07/15/32	225,000	323,154
Tennessee Valley Authority 3.500% due 12/15/42	100,000	107,230
3.875% due 02/15/21	65,000	67,057
5.250% due 09/15/39	25,000	33,284
5.375% due 04/01/56	50,000	73,554
6.750% due 11/01/25	150,000	190,892
7.125% due 05/01/30	50,000	72,153

Total U.S. Government Agency Issues (Cost $10,245,382)		10,549,339

U.S. TREASURY OBLIGATIONS - 39.3%

U.S. Treasury Bonds - 7.3%

2.250% due 08/15/46	2,150,000	2,028,937
2.500% due 02/15/45	2,800,000	2,786,766
2.500% due 02/15/46	3,100,000	3,080,262
2.500% due 05/15/46	4,000,000	3,972,500
2.750% due 08/15/42	2,450,000	2,568,959
2.750% due 11/15/42	1,850,000	1,938,128
2.750% due 11/15/47	2,500,000	2,606,201
2.875% due 08/15/45	1,000,000	1,067,812
3.000% due 05/15/42	1,075,000	1,176,306
3.000% due 11/15/45	1,900,000	2,077,271
3.000% due 02/15/47	500,000	547,734
3.000% due 05/15/47	1,700,000	1,860,172
3.000% due 02/15/48	2,000,000	2,188,125
3.000% due 08/15/48	1,500,000	1,642,881
3.000% due 02/15/49	2,750,000	3,016,514
3.125% due 11/15/41	975,000	1,090,496
3.125% due 02/15/43	2,625,000	2,925,234
3.125% due 08/15/44	5,600,000	6,242,906
3.125% due 05/15/48	2,700,000	3,026,109
3.625% due 08/15/43	1,525,000	1,839,531
3.625% due 02/15/44	500,000	603,740
3.750% due 08/15/41	1,300,000	1,595,369
3.750% due 11/15/43	1,000,000	1,230,176
4.250% due 11/15/40	750,000	983,467
4.375% due 05/15/40	1,025,000	1,364,151
4.375% due 05/15/41	775,000	1,034,247
4.500% due 02/15/36	1,750,000	2,307,539
4.500% due 05/15/38	500,000	671,309
4.500% due 08/15/39	700,000	944,959
5.375% due 02/15/31	1,100,000	1,476,771
6.250% due 05/15/30	2,550,000	3,596,496

		63,491,068

U.S. Treasury Notes - 32.0%

1.125% due 02/28/21	5,400,000	5,338,934
1.125% due 06/30/21	1,500,000	1,481,484

	Principal Amount	Value
1.125% due 07/31/21	$4,100,000	$4,046,748
1.125% due 08/31/21	2,300,000	2,269,363
1.250% due 03/31/21	2,000,000	1,981,133
1.375% due 09/15/20	1,500,000	1,490,918
1.375% due 06/30/23	4,300,000	4,239,363
1.500% due 08/15/20	6,000,000	5,972,578
1.500% due 03/31/23	1,500,000	1,487,256
1.500% due 08/15/26	3,200,000	3,116,626
1.625% due 10/15/20	5,300,000	5,283,024
1.625% due 11/30/20	4,500,000	4,485,850
1.625% due 08/15/22	2,025,000	2,018,474
1.625% due 11/15/22	4,975,000	4,957,315
1.625% due 05/31/23	1,000,000	995,859
1.625% due 10/31/23	3,000,000	2,984,238
1.625% due 02/15/26	4,900,000	4,826,404
1.625% due 05/15/26	1,300,000	1,278,850
1.750% due 10/31/20	5,100,000	5,091,434
1.750% due 11/15/20	1,850,000	1,847,290
1.750% due 11/30/21	500,000	500,107
1.750% due 05/15/22	1,250,000	1,250,684
1.750% due 06/30/22	2,000,000	2,002,188
1.750% due 05/15/23	4,750,000	4,751,948
1.750% due 06/30/24	3,000,000	2,997,656
1.875% due 12/15/20	1,000,000	1,000,449
1.875% due 01/31/22	500,000	501,680
1.875% due 02/28/22	6,000,000	6,021,445
1.875% due 04/30/22	2,000,000	2,007,773
1.875% due 07/31/22	3,500,000	3,514,971
1.875% due 09/30/22	2,500,000	2,511,865
1.875% due 08/31/24	3,000,000	3,013,711
2.000% due 07/31/20	3,000,000	3,002,168
2.000% due 09/30/20	2,500,000	2,503,613
2.000% due 08/31/21	3,000,000	3,015,410
2.000% due 11/15/21	2,000,000	2,012,930
2.000% due 12/31/21	500,000	503,301
2.000% due 02/15/22	1,100,000	1,107,627
2.000% due 10/31/22	9,000,000	9,077,168
2.000% due 11/30/22	2,400,000	2,421,234
2.000% due 02/15/23	6,950,000	7,014,478
2.000% due 05/31/24	5,000,000	5,056,738
2.000% due 02/15/25	2,000,000	2,019,844
2.125% due 08/15/21	2,200,000	2,216,500
2.125% due 05/15/22	2,500,000	2,527,441
2.125% due 11/30/23	6,000,000	6,094,336
2.250% due 04/30/21	5,700,000	5,747,203
2.250% due 12/31/23	4,000,000	4,085,078
2.250% due 01/31/24	2,000,000	2,042,813
2.250% due 04/30/24	5,750,000	5,878,364
2.250% due 10/31/24	800,000	818,375
2.250% due 11/15/24	2,000,000	2,046,055
2.250% due 12/31/24	4,000,000	4,093,047
2.250% due 11/15/25	2,200,000	2,252,121
2.250% due 08/15/27	4,200,000	4,299,750
2.250% due 11/15/27	2,300,000	2,353,682
2.375% due 03/15/21	3,500,000	3,533,701
2.375% due 02/29/24	3,000,000	3,083,438
2.375% due 08/15/24	10,300,000	10,597,734
2.375% due 05/15/27	2,750,000	2,841,792
2.375% due 05/15/29	4,500,000	4,648,272
2.500% due 12/31/20	2,000,000	2,019,336
2.500% due 02/28/21	10,000,000	10,111,523
2.500% due 03/31/23	4,000,000	4,110,547
2.500% due 08/15/23	4,450,000	4,583,761
2.500% due 01/31/25	4,000,000	4,146,719
2.625% due 07/31/20	4,750,000	4,784,883
2.625% due 08/15/20	1,800,000	1,814,203
2.625% due 11/15/20	2,000,000	2,020,586
2.625% due 12/31/23	2,500,000	2,593,262
2.625% due 02/15/29	2,000,000	2,108,164
2.750% due 04/30/23	1,500,000	1,555,811

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-31

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
2.750% due 07/31/23	$7,000,000	$7,275,488
2.750% due 08/31/23	5,000,000	5,200,586
2.750% due 11/15/23	6,600,000	6,876,117
2.750% due 02/15/28	3,500,000	3,719,980
2.875% due 10/31/20	3,000,000	3,039,316
2.875% due 10/15/21	1,500,000	1,537,852
2.875% due 05/15/28	2,500,000	2,683,203
2.875% due 08/15/28	4,750,000	5,102,539
2.875% due 05/15/49	775,000	830,234
3.125% due 05/15/21	1,750,000	1,792,930

		280,068,871

Total U.S. Treasury Obligations (Cost $333,851,615)		343,559,939

FOREIGN GOVERNMENT BONDS & NOTES - 1.6%

Canada Government (Canada) 2.000% due 11/15/22	250,000	251,695
Chile Government (Chile) 3.125% due 01/21/26	75,000	78,253
3.860% due 06/21/47	300,000	324,453
Colombia Government (Colombia) 4.375% due 07/12/21	300,000	310,653
4.500% due 01/28/26	250,000	270,344
5.000% due 06/15/45	300,000	331,800
Export Development Canada (Canada) 2.000% due 11/30/20	200,000	200,022
2.500% due 01/24/23	200,000	204,761
Export-Import Bank of Korea (South Korea) 2.750% due 01/25/22	200,000	201,985
3.625% due 11/27/23	200,000	210,374
5.000% due 04/11/22	200,000	214,355
Hungary Government (Hungary) 5.375% due 03/25/24	200,000	225,950
7.625% due 03/29/41	200,000	321,610
Hydro-Quebec (Canada) 8.400% due 01/15/22	100,000	115,304
Indonesia Government (Indonesia) 2.950% due 01/11/23	300,000	302,481
Iraq Government AID 2.149% due 01/18/22	200,000	202,098
Israel Government (Israel) 4.125% due 01/17/48	300,000	329,147
Israel Government AID 5.500% due 04/26/24	25,000	29,067
Japan Bank for International Cooperation (Japan) 1.875% due 07/21/26	200,000	194,884
2.125% due 07/21/20	300,000	300,105
2.500% due 05/23/24	200,000	203,643
3.250% due 07/20/28	200,000	214,203
3.375% due 07/31/23	200,000	210,035
3.375% due 10/31/23	250,000	263,133
Japan International Cooperation Agency (Japan) 3.375% due 06/12/28	200,000	215,761
Korea International (South Korea) 2.750% due 01/19/27	200,000	203,375
Mexico Government (Mexico) 3.500% due 01/21/21	90,000	91,519
3.625% due 03/15/22	296,000	303,403
4.000% due 10/02/23	150,000	156,641
4.150% due 03/28/27	200,000	209,868
4.600% due 01/23/46	250,000	256,378
4.600% due 02/10/48	200,000	207,000
4.750% due 03/08/44	264,000	276,276
6.750% due 09/27/34	225,000	287,438
Panama Government (Panama) 4.500% due 05/15/47	350,000	396,291
6.700% due 01/26/36	100,000	136,501
8.875% due 09/30/27	100,000	141,876

	Principal Amount	Value
Peruvian Government (Peru) 4.125% due 08/25/27	$150,000	$167,252
8.750% due 11/21/33	200,000	323,500
Philippine Government (Philippines) 3.000% due 02/01/28	200,000	206,370
4.000% due 01/15/21	325,000	332,843
6.375% due 10/23/34	250,000	348,975
7.750% due 01/14/31	200,000	295,212
Province of Alberta (Canada) 2.200% due 07/26/22	250,000	251,606
3.350% due 11/01/23	100,000	105,544
Province of British Columbia (Canada) 2.000% due 10/23/22	100,000	100,284
2.650% due 09/22/21	100,000	101,675
Province of Manitoba (Canada) 2.125% due 05/04/22	250,000	250,986
Province of New Brunswick (Canada) 3.625% due 02/24/28	50,000	54,509
Province of Ontario (Canada) 2.300% due 06/15/26	250,000	251,752
2.400% due 02/08/22	350,000	354,342
2.550% due 04/25/22	300,000	304,913
Province of Quebec (Canada) 2.500% due 04/09/24	65,000	66,491
2.750% due 04/12/27	350,000	363,748
7.500% due 07/15/23	100,000	120,386
7.500% due 09/15/29	75,000	108,697
Republic of Italy Government (Italy) 6.875% due 09/27/23	150,000	170,065
Republic of Poland Government (Poland) 3.000% due 03/17/23	150,000	154,253
4.000% due 01/22/24	150,000	161,699
The Korea Development Bank (South Korea) 2.000% due 09/12/26	200,000	190,880
3.375% due 03/12/23	200,000	207,254
Uruguay Government (Uruguay) 4.125% due 11/20/45	143,467	146,874
4.375% due 10/27/27	200,000	216,627
5.100% due 06/18/50	200,000	225,502

Total Foreign Government Bonds & Notes (Cost $13,349,004)		13,974,921

MUNICIPAL BONDS - 0.8%

American Municipal Power Inc OH ‘B’ 6.449% due 02/15/44	25,000	35,280
8.084% due 02/15/50	300,000	522,402
Bay Area Toll Authority CA 6.263% due 04/01/49	25,000	37,543
7.043% due 04/01/50	50,000	80,827
Central Puget Sound Regional Transit Authority 5.491% due 11/01/39	25,000	33,029
Chicago O’Hare International Airport 4.472% due 01/01/49	50,000	58,782
Chicago Transit Authority IL ‘B’ 6.899% due 12/01/40	100,000	135,617
City of Chicago IL ‘B’ 7.375% due 01/01/33	35,000	41,636
7.750% due 01/01/42	42,000	54,122
City of Houston TX 3.961% due 03/01/47	50,000	54,857
City of New York NY 5.517% due 10/01/37	40,000	51,967
Commonwealth of Massachusetts 4.910% due 05/01/29	100,000	117,214
5.456% due 12/01/39	25,000	31,938
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	125,000	196,405
Dallas Independent School District TX ‘C’ 6.450% due 02/15/35	50,000	53,312

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-32

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Los Angeles Unified School District CA 5.750% due 07/01/34	$300,000	$383,352
6.758% due 07/01/34	100,000	137,252
Metropolitan Transportation Authority NY 5.871% due 11/15/39	25,000	32,240
6.668% due 11/15/39	55,000	76,908
Municipal Electric Authority of Georgia 6.637% due 04/01/57	25,000	30,076
6.655% due 04/01/57	99,000	129,544
New Jersey Economic Development Authority ‘A’ 7.425% due 02/15/29	125,000	157,997
New Jersey Transportation Trust Fund Authority ‘C’ 6.104% due 12/15/28	150,000	156,151
New Jersey Turnpike Authority ‘A’ 7.102% due 01/01/41	100,000	150,694
New York City Transitional Finance Authority Future Tax Secured Revenue NY 5.572% due 11/01/38	30,000	38,170
New York City Water & Sewer System 5.952% due 06/15/42	50,000	70,326
6.011% due 06/15/42	10,000	14,217
New York State Urban Development Corp 5.770% due 03/15/39	25,000	30,377
New York State Urban Development Corp ‘B’ 3.900% due 03/15/33	50,000	53,716
Pennsylvania Turnpike Commission ‘B’ 5.511% due 12/01/45	75,000	98,989
Permanent University Fund - University of Texas System 3.376% due 07/01/47	185,000	190,944
Port Authority of New York & New Jersey 4.031% due 09/01/48	50,000	56,432
4.229% due 10/15/57	30,000	34,840
4.458% due 10/01/62	100,000	119,899
5.647% due 11/01/40	150,000	198,598
Sales Tax Securitization Corp 4.787% due 01/01/48	50,000	56,996
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	71,368
South Carolina Public Service Authority ‘D’ 2.388% due 12/01/23	50,000	49,595
State Board of Administration Finance Corp FL ‘A’ 2.995% due 07/01/20	100,000	100,660
State of California 3.500% due 04/01/28	100,000	108,034
7.300% due 10/01/39	100,000	150,487
7.500% due 04/01/34	50,000	75,546
7.550% due 04/01/39	150,000	237,759
7.600% due 11/01/40	270,000	438,688
7.625% due 03/01/40	40,000	63,193

	Principal Amount	Value
State of California Department of Water Resources Power Supply Revenue 2.000% due 05/01/22	$25,000	$25,028
State of Connecticut ‘D’ 5.090% due 10/01/30	50,000	57,686
State of Illinois 5.100% due 06/01/33	425,000	447,916
6.725% due 04/01/35	100,000	115,653
State of Texas 5.517% due 04/01/39	100,000	132,953
State of Utah ‘D’ 4.554% due 07/01/24	15,000	15,955
State of Wisconsin 3.154% due 05/01/27	250,000	261,697
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	30,225
The Ohio State University ‘C’ 4.910% due 06/01/40	300,000	373,005
University of California 3.063% due 07/01/25	50,000	51,949
4.767% due 05/15/15	75,000	88,546
4.858% due 05/15/12	100,000	121,672

Total Municipal Bonds (Cost $5,729,342)		6,740,264

	Shares

SHORT-TERM INVESTMENT - 0.5%

Money Market Fund - 0.5%

BlackRock Liquidity Funds T-Fund Portfolio, 2.260%	4,868,340	4,868,340

Total Short-Term Investment (Cost $4,868,340)		4,868,340

TOTAL INVESTMENTS - 100.0% (Cost $850,815,435)		874,832,868

OTHER ASSETS & LIABILITIES, NET - 0.0%		35,028

NET ASSETS - 100.0%		$874,867,896

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	39.3%
Mortgage-Backed Securities	28.9%
Corporate Bonds & Notes	27.2%
Others (each less than 3.0%)	4.6%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$237,765,498	$-	$237,765,498	$-
	Mortgage-Backed Securities	252,897,106	-	252,897,106	-
	Asset-Backed Securities	4,477,461	-	4,477,461	-
	U.S. Government Agency Issues	10,549,339	-	10,549,339	-
	U.S. Treasury Obligations	343,559,939	-	343,559,939	-
	Foreign Government Bonds & Notes	13,974,921	-	13,974,921	-
	Municipal Bonds	6,740,264	-	6,740,264	-
	Short-Term Investment	4,868,340	4,868,340	-	-

	Total	$874,832,868	$4,868,340	$869,964,528	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-33

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 98.3%

Basic Materials - 5.2%

AK Steel Corp 6.375% due 10/15/25	$130,000	$104,650
7.000% due 03/15/27	125,000	101,250
7.500% due 07/15/23	100,000	102,720
7.625% due 10/01/21	100,000	99,000
Alcoa Nederland Holding BV 6.125% due 05/15/28 ~	300,000	314,250
6.750% due 09/30/24 ~	200,000	212,250
Aleris International Inc 10.750% due 07/15/23 ~	200,000	209,250
Allegheny Technologies Inc 5.950% due 01/15/21	100,000	103,250
7.875% due 08/15/23	200,000	215,060
Alpha 3 BV (United Kingdom) 6.250% due 02/01/25 ~	142,000	140,580
Ashland LLC 4.750% due 08/15/22	300,000	314,625
6.875% due 05/15/43	128,000	139,200
Axalta Coating Systems LLC 4.875% due 08/15/24 ~	150,000	155,250
Baffinland Iron Mines Corp (Canada) 8.750% due 07/15/26 ~	125,000	127,812
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	50,000	51,656
Big River Steel LLC 7.250% due 09/01/25 ~	210,000	221,140
Blue Cube Spinco LLC 9.750% due 10/15/23	65,000	71,988
10.000% due 10/15/25	85,000	96,581
Cascades Inc (Canada) 5.500% due 07/15/22 ~	90,000	90,787
CF Industries Inc 3.450% due 06/01/23	155,000	155,969
4.950% due 06/01/43	39,000	35,051
5.150% due 03/15/34	400,000	392,000
5.375% due 03/15/44	225,000	212,130
Clearwater Paper Corp 4.500% due 02/01/23	40,000	38,200
5.375% due 02/01/25 ~	50,000	45,625
Cleveland-Cliffs Inc 4.875% due 01/15/24 ~	100,000	101,750
5.750% due 03/01/25	100,000	99,750
5.875% due 06/01/27 ~	300,000	292,500
6.250% due 10/01/40	100,000	89,000
Coeur Mining Inc 5.875% due 06/01/24	50,000	48,938
Commercial Metals Co 4.875% due 05/15/23	100,000	101,250
5.375% due 07/15/27	100,000	99,750
5.750% due 04/15/26	100,000	100,075
Compass Minerals International Inc 4.875% due 07/15/24 ~	50,000	47,813
Consolidated Energy Finance SA (Switzerland) 6.500% due 05/15/26 ~	150,000	149,625
Constellium NV 5.750% due 05/15/24 ~	50,000	51,375
6.625% due 03/01/25 ~	500,000	520,000
Cornerstone Chemical Co 6.750% due 08/15/24 ~	150,000	141,375
CVR Partners LP 9.250% due 06/15/23 ~	100,000	104,945
Element Solutions Inc 5.875% due 12/01/25 ~	285,000	298,181
Ferroglobe PLC 9.375% due 03/01/22 ~	150,000	130,875

	Principal Amount	Value
FMG Resources Pty Ltd (Australia) 4.750% due 05/15/22 ~	$75,000	$77,768
5.125% due 03/15/23 ~	415,000	430,044
5.125% due 05/15/24 ~	90,000	93,600
Freeport-McMoRan Inc 3.550% due 03/01/22	400,000	401,500
3.875% due 03/15/23	300,000	300,750
4.000% due 11/14/21	400,000	408,500
4.550% due 11/14/24	100,000	102,475
5.400% due 11/14/34	470,000	450,025
5.450% due 03/15/43	350,000	322,000
6.875% due 02/15/23	350,000	369,687
GCP Applied Technologies Inc 5.500% due 04/15/26 ~	100,000	102,000
Hecla Mining Co 6.875% due 05/01/21	100,000	95,950
Hexion Inc 7.875% due 07/15/27 # ~	150,000	151,125
Hudbay Minerals Inc (Canada) 7.250% due 01/15/23 ~	200,000	206,750
7.625% due 01/15/25 ~	125,000	129,687
IAMGOLD Corp (Canada) 7.000% due 04/15/25 ~	150,000	156,000
INEOS Group Holdings SA (Luxembourg) 5.625% due 08/01/24 ~	200,000	205,000
Ingevity Corp 4.500% due 02/01/26 ~	100,000	97,250
Joseph T Ryerson & Son Inc 11.000% due 05/15/22 ~	125,000	132,227
Kaiser Aluminum Corp 5.875% due 05/15/24	100,000	104,250
Kissner Holdings LP (Canada) 8.375% due 12/01/22 ~	100,000	104,250
Kraton Polymers LLC 7.000% due 04/15/25 ~	100,000	101,750
Mercer International Inc (Canada) 5.500% due 01/15/26	150,000	149,812
7.375% due 01/15/25 ~	200,000	213,000
Mineral Resources Ltd (Australia) 8.125% due 05/01/27 ~	213,000	222,319
Mountain Province Diamonds Inc (Canada) 8.000% due 12/15/22 ~	50,000	49,938
Neon Holdings Inc 10.125% due 04/01/26 ~	125,000	123,437
New Gold Inc (Canada) 6.250% due 11/15/22 ~	100,000	93,750
6.375% due 05/15/25 ~	200,000	166,500
Northwest Acquisitions ULC 7.125% due 11/01/22 ~	186,000	128,805
Novelis Corp 5.875% due 09/30/26 ~	675,000	685,125
6.250% due 08/15/24 ~	205,000	215,447
Nufarm Australia Ltd (Australia) 5.750% due 04/30/26 ~	150,000	143,250
OCI NV (Netherlands) 6.625% due 04/15/23 ~	200,000	209,000
Olin Corp 5.000% due 02/01/30	50,000	49,625
5.125% due 09/15/27	410,000	422,812
5.500% due 08/15/22	100,000	105,250
PolyOne Corp 5.250% due 03/15/23	91,000	96,460
PQ Corp 5.750% due 12/15/25 ~	100,000	101,625
6.750% due 11/15/22 ~	50,000	51,955
Rain CII Carbon LLC 7.250% due 04/01/25 ~	100,000	93,000
Rayonier AM Products Inc 5.500% due 06/01/24 ~	81,000	69,660

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-34

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Resolute Forest Products Inc 5.875% due 05/15/23	$200,000	$202,000
Schweitzer-Mauduit International Inc 6.875% due 10/01/26 ~	75,000	76,875
SPCM SA (France) 4.875% due 09/15/25 ~	80,000	80,600
Starfruit Finco BV (Netherlands) 8.000% due 10/01/26 ~	150,000	154,875
Steel Dynamics Inc 5.000% due 12/15/26	100,000	104,500
5.125% due 10/01/21	210,000	212,451
5.500% due 10/01/24	360,000	373,950
Stora Enso OYJ (Finland) 7.250% due 04/15/36 ~	100,000	117,000
Taseko Mines Ltd (Canada) 8.750% due 06/15/22 ~	25,000	24,188
The Chemours Co 5.375% due 05/15/27	94,000	90,005
6.625% due 05/15/23	180,000	186,862
7.000% due 05/15/25	380,000	398,050
TPC Group Inc 8.750% due 12/15/20 ~	300,000	300,375
Trinseo Materials Operating SCA 5.375% due 09/01/25 ~	175,000	169,312
Tronox Finance PLC 5.750% due 10/01/25 ~	250,000	243,437
Tronox Inc 6.500% due 04/15/26 ~	150,000	149,019
United States Steel Corp 6.250% due 03/15/26	440,000	393,250
6.875% due 08/15/25	71,000	67,095
Valvoline Inc 4.375% due 08/15/25	150,000	150,375
5.500% due 07/15/24	100,000	103,900
Venator Finance SARL 5.750% due 07/15/25 ~	100,000	92,125
Versum Materials Inc 5.500% due 09/30/24 ~	135,000	144,956
WR Grace & Co-Conn 5.125% due 10/01/21 ~	250,000	260,625
5.625% due 10/01/24 ~	100,000	108,250

		18,264,909

Communications - 20.4%

Acosta Inc 7.750% due 10/01/22 ~	80,000	13,600
Altice Financing SA (Luxembourg) 6.625% due 02/15/23 ~	700,000	719,250
7.500% due 05/15/26 ~	500,000	503,800
Altice Finco SA (Luxembourg) 7.625% due 02/15/25 ~	200,000	192,750
8.125% due 01/15/24 ~	200,000	207,000
Altice France SA (France) 6.250% due 05/15/24 ~	204,000	210,885
7.375% due 05/01/26 ~	1,967,000	2,021,092
8.125% due 02/01/27 ~	200,000	210,500
Altice Luxembourg SA (Luxembourg) 7.625% due 02/15/25 ~	450,000	424,969
7.750% due 05/15/22 ~	19,000	19,356
10.500% due 05/15/27 ~	405,000	417,150
AMC Networks Inc 4.750% due 12/15/22	118,000	119,777
4.750% due 08/01/25	150,000	152,813
5.000% due 04/01/24	400,000	411,500
Anixter Inc 5.125% due 10/01/21	50,000	52,063
5.500% due 03/01/23	100,000	106,875
6.000% due 12/01/25 ~	50,000	54,375
Block Communications Inc 6.875% due 02/15/25 ~	50,000	52,375

	Principal Amount	Value
C&W Senior Financing DAC (Ireland) 6.875% due 09/15/27 ~	$325,000	$337,220
7.500% due 10/15/26 ~	200,000	209,000
Cablevision Systems Corp 5.875% due 09/15/22	200,000	212,250
CCO Holdings LLC 4.000% due 03/01/23 ~	143,000	143,670
5.000% due 02/01/28 ~	766,000	784,154
5.125% due 02/15/23	125,000	127,288
5.125% due 05/01/23 ~	175,000	179,101
5.125% due 05/01/27 ~	975,000	1,011,913
5.250% due 03/15/21	100,000	100,500
5.250% due 09/30/22	200,000	203,395
5.375% due 05/01/25 ~	100,000	103,625
5.375% due 06/01/29 ~	289,000	299,115
5.500% due 05/01/26 ~	150,000	157,358
5.750% due 09/01/23	135,000	138,332
5.750% due 01/15/24	350,000	358,706
5.750% due 02/15/26 ~	1,165,000	1,224,706
5.875% due 04/01/24 ~	742,000	777,245
5.875% due 05/01/27 ~	100,000	105,750
Cengage Learning Inc 9.500% due 06/15/24 ~	211,000	202,033
CenturyLink Inc 5.625% due 04/01/25	100,000	102,250
5.800% due 03/15/22	225,000	235,688
6.450% due 06/15/21	500,000	530,000
7.500% due 04/01/24	950,000	1,053,312
7.600% due 09/15/39	100,000	93,760
7.650% due 03/15/42	100,000	93,750
Cincinnati Bell Inc 7.000% due 07/15/24 ~	250,000	221,875
Clear Channel International BV 8.750% due 12/15/20 ~	100,000	102,750
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	807,000	825,587
9.250% due 02/15/24 ~	650,000	706,875
Cogent Communications Group Inc 5.625% due 04/15/21 ~	100,000	101,625
CommScope Inc 5.500% due 03/01/24 ~	395,000	407,344
5.500% due 06/15/24 ~	110,000	104,638
6.000% due 03/01/26 ~	230,000	236,900
8.250% due 03/01/27 ~	790,000	808,644
CommScope Technologies LLC 5.000% due 03/15/27 ~	150,000	131,250
6.000% due 06/15/25 ~	257,000	242,148
Consolidated Communications Inc 6.500% due 10/01/22	100,000	93,719
CSC Holdings LLC 5.125% due 12/15/21 ~	400,000	401,000
5.250% due 06/01/24	800,000	833,000
5.375% due 07/15/23 ~	400,000	412,000
5.375% due 02/01/28 ~	200,000	208,250
5.500% due 05/15/26 ~	1,200,000	1,261,440
5.500% due 04/15/27 ~	200,000	210,500
6.500% due 02/01/29 ~	300,000	327,937
6.750% due 11/15/21	100,000	107,250
7.500% due 04/01/28 ~	400,000	441,120
Cumulus Media New Holdings Inc 6.750% due 07/01/26 ~	55,000	55,000
DISH DBS Corp 5.000% due 03/15/23	1,500,000	1,455,000
5.875% due 07/15/22	300,000	305,625
5.875% due 11/15/24	365,000	346,750
6.750% due 06/01/21	200,000	210,500
7.750% due 07/01/26	318,000	312,435
DKT Finance ApS (Denmark) 9.375% due 06/17/23 ~	250,000	271,500

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-35

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
EIG Investors Corp 10.875% due 02/01/24	$100,000	$106,500
Embarq Corp 7.995% due 06/01/36	400,000	389,128
Entercom Media Corp 7.250% due 11/01/24 ~	100,000	105,875
6.500% due 05/01/27 ~	150,000	156,375
Frontier Communications Corp 6.875% due 01/15/25	130,000	73,450
7.125% due 01/15/23	1,535,000	924,837
7.625% due 04/15/24	150,000	85,875
8.000% due 04/01/27 ~	428,000	446,190
8.500% due 04/01/26 ~	580,000	564,050
8.750% due 04/15/22	200,000	129,000
9.000% due 08/15/31	200,000	114,500
10.500% due 09/15/22	235,000	160,388
11.000% due 09/15/25	580,000	362,500
GCI LLC 6.625% due 06/15/24 ~	100,000	105,030
6.750% due 06/01/21	100,000	100,125
Getty Images Inc 9.750% due 03/01/27 ~	100,000	103,250
Go Daddy Operating Co LLC 5.250% due 12/01/27 ~	197,000	204,634
Gogo Intermediate Holdings LLC 9.875% due 05/01/24 ~	311,000	320,719
Gray Television Inc 5.125% due 10/15/24 ~	130,000	132,763
5.875% due 07/15/26 ~	75,000	78,000
7.000% due 05/15/27 ~	340,000	369,750
Grubhub Holdings Inc 5.500% due 07/01/27 ~	59,000	60,703
GTT Communications Inc 7.875% due 12/31/24 ~	200,000	164,500
HC2 Holdings Inc 11.500% due 12/01/21 ~	100,000	88,500
Hughes Satellite Systems Corp 5.250% due 08/01/26	275,000	283,594
6.625% due 08/01/26	165,000	173,869
7.625% due 06/15/21	295,000	316,387
iHeartCommunications Inc 6.375% due 05/01/26	200,000	213,250
8.375% due 05/01/27	400,000	421,008
Inmarsat Finance PLC (United Kingdom) 4.875% due 05/15/22 ~	440,000	444,950
Intelsat Connect Finance SA (Luxembourg) 9.500% due 02/15/23 ~	165,000	146,850
Intelsat Jackson Holdings SA (Luxembourg) 5.500% due 08/01/23	205,000	188,088
8.000% due 02/15/24 ~	550,000	574,750
8.500% due 10/15/24 ~	550,000	547,250
9.500% due 09/30/22 ~	50,000	58,582
9.750% due 07/15/25 ~	1,046,000	1,077,380
Intelsat Luxembourg SA (Luxembourg) 8.125% due 06/01/23	475,000	369,312
Iridium Communications Inc 10.250% due 04/15/23 ~	100,000	109,000
Koninklijke KPN NV (Netherlands) 7.000% due 03/28/73 ~	200,000	214,696
Lamar Media Corp 5.000% due 05/01/23	200,000	204,500
5.375% due 01/15/24	45,000	46,519
5.750% due 02/01/26	330,000	348,150
Lee Enterprises Inc 9.500% due 03/15/22 ~	100,000	102,250
Level 3 Financing Inc 5.125% due 05/01/23	150,000	151,815
5.250% due 03/15/26	100,000	103,750
5.375% due 08/15/22	185,000	185,694
5.375% due 01/15/24	850,000	870,187

	Principal Amount	Value
5.375% due 05/01/25	$80,000	$82,800
5.625% due 02/01/23	75,000	76,122
6.125% due 01/15/21	50,000	50,375
Level 3 Parent LLC 5.750% due 12/01/22	200,000	202,250
Liberty Interactive LLC 8.250% due 02/01/30	300,000	300,750
Match Group Inc 5.000% due 12/15/27 ~	100,000	105,240
5.625% due 02/15/29 ~	100,000	105,875
McGraw-Hill Global Education Holdings LLC 7.875% due 05/15/24 ~	100,000	93,000
MDC Partners Inc 6.500% due 05/01/24 ~	250,000	230,990
Meredith Corp 6.875% due 02/01/26	375,000	399,799
Midcontinent Communications 6.875% due 08/15/23 ~	125,000	130,000
National CineMedia LLC 6.000% due 04/15/22	300,000	303,750
Netflix Inc 4.375% due 11/15/26	1,105,000	1,132,956
4.875% due 04/15/28	200,000	207,250
5.375% due 02/01/21	100,000	103,625
5.375% due 11/15/29 ~	71,000	75,593
5.500% due 02/15/22	350,000	369,250
5.875% due 02/15/25	225,000	248,625
5.875% due 11/15/28	280,000	310,694
6.375% due 05/15/29 ~	80,000	91,124
Nexstar Broadcasting Inc 5.625% due 08/01/24 ~	359,000	372,807
5.875% due 11/15/22	100,000	102,500
Nexstar Escrow Inc 5.625% due 07/15/27 # ~	110,000	113,025
Nokia OYJ (Finland) 3.375% due 06/12/22	120,000	121,500
4.375% due 06/12/27	320,000	329,200
6.625% due 05/15/39	50,000	55,110
Outfront Media Capital LLC 5.000% due 08/15/27 ~	115,000	118,013
5.250% due 02/15/22	50,000	50,858
5.625% due 02/15/24	375,000	387,187
5.875% due 03/15/25	100,000	103,750
Plantronics Inc 5.500% due 05/31/23 ~	126,000	125,685
Qualitytech LP 4.750% due 11/15/25 ~	60,000	59,700
Quebecor Media Inc (Canada) 5.750% due 01/15/23	300,000	322,500
Qwest Corp 6.875% due 09/15/33	300,000	299,956
7.250% due 09/15/25	85,000	94,660
Radiate Holdco LLC 6.625% due 02/15/25 ~	125,000	121,563
Sable International Finance Ltd 6.875% due 08/01/22 ~	100,000	104,000
Salem Media Group Inc 6.750% due 06/01/24 ~	50,000	44,000
Sinclair Television Group Inc 5.375% due 04/01/21	175,000	175,547
5.625% due 08/01/24 ~	295,000	302,375
5.875% due 03/15/26 ~	150,000	153,893
Sirius XM Radio Inc 3.875% due 08/01/22 ~	241,000	242,807
4.625% due 05/15/23 ~	80,000	81,200
4.625% due 07/15/24 # ~	120,000	123,094
5.000% due 08/01/27 ~	160,000	163,384
5.375% due 04/15/25 ~	800,000	828,000
5.375% due 07/15/26 ~	171,000	177,840
5.500% due 07/01/29 ~	160,000	164,432
6.000% due 07/15/24 ~	195,000	201,143

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-36

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Sprint Capital Corp 6.875% due 11/15/28	$800,000	$830,000
8.750% due 03/15/32	600,000	696,000
Sprint Communications Inc 6.000% due 11/15/22	400,000	418,000
7.000% due 08/15/20	350,000	363,562
11.500% due 11/15/21	200,000	232,000
Sprint Corp 7.125% due 06/15/24	1,700,000	1,806,760
7.250% due 09/15/21	850,000	905,250
7.625% due 02/15/25	250,000	266,562
7.625% due 03/01/26	300,000	320,550
7.875% due 09/15/23	600,000	654,000
Symantec Corp 4.200% due 09/15/20	100,000	101,577
5.000% due 04/15/25 ~	590,000	605,094
T-Mobile USA Inc 4.000% due 04/15/22	100,000	102,500
4.500% due 02/01/26	845,000	868,237
4.750% due 02/01/28	295,000	305,045
5.125% due 04/15/25	30,000	31,336
6.000% due 03/01/23	365,000	374,125
6.000% due 04/15/24	700,000	731,500
6.375% due 03/01/25	325,000	338,325
6.500% due 01/15/26	280,000	303,397
TEGNA Inc 4.875% due 09/15/21 ~	200,000	201,000
5.125% due 07/15/20	88,000	88,330
5.500% due 09/15/24 ~	300,000	309,000
6.375% due 10/15/23	100,000	103,375
Telecom Italia Capital SA (Italy) 6.000% due 09/30/34	200,000	205,000
6.375% due 11/15/33	700,000	729,750
7.200% due 07/18/36	350,000	387,625
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	250,000	259,687
Telefonaktiebolaget LM Ericsson (Sweden) 4.125% due 05/15/22	300,000	310,755
Telenet Finance Luxembourg Notes SARL (Belgium) 5.500% due 03/01/28 ~	200,000	204,000
Telesat Canada (Canada) 8.875% due 11/15/24 ~	85,000	92,225
The EW Scripps Co 5.125% due 05/15/25 ~	100,000	96,250
The McClatchy Co 9.000% due 07/15/26 ~	70,000	68,600
Townsquare Media Inc 6.500% due 04/01/23 ~	45,000	44,494
Tribune Media Co 5.875% due 07/15/22	275,000	281,160
Trilogy International Partners LLC (New Zealand) 8.875% due 05/01/22 ~	100,000	97,000
Uber Technologies Inc 7.500% due 11/01/23 ~	150,000	159,375
8.000% due 11/01/26 ~	450,000	480,429
United States Cellular Corp 6.700% due 12/15/33	100,000	106,690
Unitymedia GmbH (Germany) 6.125% due 01/15/25 ~	300,000	313,575
Unitymedia Hessen GmbH & Co KG (Germany) 5.000% due 01/15/25 ~	200,000	207,000
Univision Communications Inc 5.125% due 05/15/23 ~	250,000	245,625
5.125% due 02/15/25 ~	499,000	477,169
6.750% due 09/15/22 ~	29,000	29,598
UPC Holding BV (Netherlands) 5.500% due 01/15/28 ~	200,000	201,500

	Principal Amount	Value
UPCB Finance IV Ltd (Netherlands) 5.375% due 01/15/25 ~	$200,000	$206,062
Urban One Inc 7.375% due 04/15/22 ~	100,000	100,250
VeriSign Inc 4.625% due 05/01/23	75,000	76,410
4.750% due 07/15/27	95,000	99,275
5.250% due 04/01/25	400,000	428,500
Viacom Inc 5.875% due 02/28/57	120,000	122,642
6.250% due 02/28/57	292,000	302,664
ViaSat Inc 5.625% due 04/15/27 ~	220,000	229,350
5.625% due 09/15/25 ~	148,000	146,150
Videotron Ltd (Canada) 5.000% due 07/15/22	200,000	210,250
5.125% due 04/15/27 ~	200,000	209,250
5.375% due 06/15/24 ~	100,000	107,375
Virgin Media Finance PLC (United Kingdom) 5.750% due 01/15/25 ~	250,000	259,685
Virgin Media Secured Finance PLC (United Kingdom) 5.250% due 01/15/21	25,000	26,163
5.250% due 01/15/26 ~	500,000	514,230
5.500% due 08/15/26 ~	100,000	103,875
5.500% due 05/15/29 ~	400,000	406,500
West Corp 8.500% due 10/15/25 ~	371,000	326,480
Wind Tre SPA (Italy) 5.000% due 01/20/26 ~	600,000	583,710
WTT Investment Ltd (Hong Kong) 5.500% due 11/21/22 ~	200,000	207,225
Zayo Group LLC 5.750% due 01/15/27 ~	295,000	300,900
6.000% due 04/01/23	190,000	195,225
6.375% due 05/15/25	700,000	716,590
Ziggo Bond Co BV (Netherlands) 6.000% due 01/15/27 ~	200,000	201,500
Ziggo BV (Netherlands) 5.500% due 01/15/27 ~	750,000	766,657

		71,275,133

Consumer, Cyclical - 15.1%

24 Hour Fitness Worldwide Inc 8.000% due 06/01/22 ~	70,000	69,300
Adient Global Holdings Ltd 4.875% due 08/15/26 ~	200,000	159,500
Adient US LLC 7.000% due 05/15/26 ~	287,000	295,610
Air Canada (Canada) 7.750% due 04/15/21 ~	150,000	162,450
Allison Transmission Inc 4.750% due 10/01/27 ~	250,000	249,375
5.000% due 10/01/24 ~	170,000	174,038
5.875% due 06/01/29 ~	46,000	48,530
AMC Entertainment Holdings Inc 5.750% due 06/15/25	300,000	279,015
5.875% due 11/15/26	215,000	193,500
American Airlines Group Inc 5.000% due 06/01/22 ~	264,000	272,329
American Axle & Manufacturing Inc 6.250% due 04/01/25	400,000	399,500
6.250% due 03/15/26	75,000	74,438
6.500% due 04/01/27	65,000	65,081
6.625% due 10/15/22	114,000	116,280
American Builders & Contractors Supply Co Inc 5.750% due 12/15/23 ~	175,000	181,781
5.875% due 05/15/26 ~	80,000	83,700

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-37

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Aramark Services Inc 5.000% due 04/01/25 ~	$100,000	$101,750
5.000% due 02/01/28 ~	600,000	618,750
5.125% due 01/15/24	115,000	118,450
Asbury Automotive Group Inc 6.000% due 12/15/24	250,000	260,000
Ashton Woods USA LLC 6.750% due 08/01/25 ~	100,000	97,000
BCD Acquisition Inc 9.625% due 09/15/23 ~	180,000	189,675
Beacon Roofing Supply Inc 4.875% due 11/01/25 ~	527,000	523,706
Beazer Homes USA Inc 6.750% due 03/15/25	250,000	240,312
8.750% due 03/15/22	105,000	109,594
Bed Bath & Beyond Inc 4.915% due 08/01/34	250,000	188,252
5.165% due 08/01/44	200,000	143,156
Boyd Gaming Corp 6.000% due 08/15/26	165,000	174,075
6.375% due 04/01/26	400,000	424,652
6.875% due 05/15/23	112,000	116,060
Brinker International Inc 3.875% due 05/15/23	100,000	99,250
Brookfield Residential Properties Inc (Canada) 6.125% due 07/01/22 ~	300,000	306,000
6.375% due 05/15/25 ~	50,000	50,750
6.500% due 12/15/20 ~	90,000	90,225
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	524,000	525,310
Caleres Inc 6.250% due 08/15/23	59,000	61,213
Carlson Travel Inc 6.750% due 12/15/23 ~	129,000	130,935
Carvana Co 8.875% due 10/01/23 ~	284,000	288,331
CCM Merger Inc 6.000% due 03/15/22 ~	135,000	138,713
Cedar Fair LP 5.250% due 07/15/29 ~	55,000	56,238
5.375% due 06/01/24	100,000	103,250
5.375% due 04/15/27	80,000	83,400
Century Communities Inc 5.875% due 07/15/25	150,000	151,500
6.750% due 06/01/27 ~	148,000	150,405
Churchill Downs Inc 4.750% due 01/15/28 ~	81,000	81,790
5.500% due 04/01/27 ~	230,000	241,356
Cinemark USA Inc 4.875% due 06/01/23	425,000	431,375
5.125% due 12/15/22	15,000	15,281
Cirsa Finance International SARL (Spain) 7.875% due 12/20/23 ~	200,000	212,500
Conn’s Inc 7.250% due 07/15/22	150,000	150,750
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	100,000	93,250
Core & Main LP 6.125% due 08/15/25 ~	110,000	111,650
Cumberland Farms Inc 6.750% due 05/01/25 ~	50,000	53,125
Dana Financing Luxembourg SARL 5.750% due 04/15/25 ~	300,000	309,375
Dana Inc 5.500% due 12/15/24	200,000	206,000
Delphi Technologies PLC 5.000% due 10/01/25 ~	205,000	182,963
Diamond Resorts International Inc 7.750% due 09/01/23 ~	155,000	160,231
10.750% due 09/01/24 ~	125,000	123,750

	Principal Amount	Value
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	$100,000	$106,250
DriveTime Automotive Group Inc 8.000% due 06/01/21 ~	100,000	101,313
eG Global Finance PLC (United Kingdom) 6.750% due 02/07/25 ~	200,000	198,940
Eldorado Resorts Inc 6.000% due 09/15/26	45,000	49,388
6.000% due 04/01/25	490,000	517,562
Ferrellgas LP 6.500% due 05/01/21	100,000	91,250
6.750% due 06/15/23	350,000	308,875
Fiat Chrysler Automobiles NV (United Kingdom) 5.250% due 04/15/23	450,000	476,446
GameStop Corp 6.750% due 03/15/21 ~	100,000	98,250
Global Partners LP 7.000% due 06/15/23	100,000	101,625
Golden Entertainment Inc 7.625% due 04/15/26 ~	150,000	153,750
Golden Nugget Inc 6.750% due 10/15/24 ~	460,000	474,950
8.750% due 10/01/25 ~	110,000	115,775
Group 1 Automotive Inc 5.000% due 06/01/22	165,000	167,269
Guitar Center Inc 9.500% due 10/15/21 ~	175,000	168,875
H&E Equipment Services Inc 5.625% due 09/01/25	343,000	354,062
Hanesbrands Inc 4.625% due 05/15/24 ~	161,000	167,955
4.875% due 05/15/26 ~	380,000	396,108
HD Supply Inc 5.375% due 10/15/26 ~	225,000	238,500
Hilton Domestic Operating Co Inc 4.250% due 09/01/24	155,000	157,713
4.875% due 01/15/30 ~	125,000	129,271
5.125% due 05/01/26	665,000	695,756
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	100,000	107,250
Hilton Worldwide Finance LLC 4.625% due 04/01/25	320,000	328,400
4.875% due 04/01/27	115,000	119,278
IAA Inc 5.500% due 06/15/27 ~	159,000	165,758
IHO Verwaltungs GmbH (Germany) 4.750% Cash or 5.500% PIK due 09/15/26 ~	200,000	195,750
6.375% Cash or 7.125% PIK due 05/15/29 ~	200,000	200,500
International Game Technology PLC 6.250% due 02/15/22 ~	400,000	424,500
6.500% due 02/15/25 ~	600,000	658,920
IRB Holding Corp 6.750% due 02/15/26 ~	100,000	99,750
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	190,000	195,643
10.250% due 11/15/22 ~	100,000	107,500
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	50,000	53,500
Jaguar Land Rover Automotive PLC (United Kingdom) 4.500% due 10/01/27 ~	325,000	269,750
JC Penney Corp Inc 5.650% due 06/01/20	2,000	1,810
5.875% due 07/01/23 ~	180,000	151,650
6.375% due 10/15/36	51,000	13,770
7.400% due 04/01/37	63,000	17,640

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-38

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
8.125% due 10/01/19	$6,000	$6,015
8.625% due 03/15/25 ~	270,000	133,650
K Hovnanian Enterprises Inc 10.000% due 07/15/22 ~	100,000	85,000
10.500% due 07/15/24 ~	100,000	77,000
KAR Auction Services Inc 5.125% due 06/01/25 ~	330,000	337,425
KB Home 6.875% due 06/15/27	75,000	80,250
7.000% due 12/15/21	100,000	107,700
7.500% due 09/15/22	100,000	111,875
7.625% due 05/15/23	215,000	241,337
KFC Holding Co 4.750% due 06/01/27 ~	100,000	102,750
5.000% due 06/01/24 ~	563,000	582,705
5.250% due 06/01/26 ~	142,000	149,276
KGA Escrow LLC 7.500% due 08/15/23 ~	100,000	104,000
L Brands Inc 5.250% due 02/01/28	270,000	248,062
5.625% due 02/15/22	403,000	422,691
5.625% due 10/15/23	100,000	104,199
6.694% due 01/15/27	195,000	192,075
6.750% due 07/01/36	90,000	77,850
6.875% due 11/01/35	150,000	134,154
6.950% due 03/01/33	125,000	104,312
7.500% due 06/15/29	175,000	175,420
7.600% due 07/15/37	100,000	87,125
Lennar Corp 2.950% due 11/29/20	100,000	99,750
4.125% due 01/15/22	260,000	267,722
4.500% due 04/30/24	615,000	648,056
4.750% due 04/01/21	90,000	92,588
4.750% due 11/15/22	100,000	105,000
4.750% due 05/30/25	100,000	106,375
4.750% due 11/29/27	118,000	124,785
4.875% due 12/15/23	50,000	52,875
5.000% due 06/15/27	100,000	105,500
5.375% due 10/01/22	38,000	40,423
5.875% due 11/15/24	100,000	110,000
6.250% due 12/15/21	100,000	105,875
8.375% due 01/15/21	100,000	108,000
Levi Strauss & Co 5.000% due 05/01/25	140,000	145,600
LGI Homes Inc 6.875% due 07/15/26 ~	75,000	77,063
Lions Gate Capital Holdings LLC 5.875% due 11/01/24 ~	190,000	195,700
6.375% due 02/01/24 ~	160,000	168,600
Live Nation Entertainment Inc 4.875% due 11/01/24 ~	115,000	118,594
5.375% due 06/15/22 ~	225,000	228,375
5.625% due 03/15/26 ~	100,000	105,125
LKQ Corp 4.750% due 05/15/23	100,000	101,500
LTF Merger Sub Inc 8.500% due 06/15/23 ~	100,000	102,625
M/I Homes Inc 6.750% due 01/15/21	100,000	102,000
Marriott Ownership Resorts Inc 6.500% due 09/15/26	245,000	263,987
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	250,000	264,687
Mattel Inc 3.150% due 03/15/23	500,000	477,500
6.200% due 10/01/40	134,000	111,890
6.750% due 12/31/25 ~	397,000	409,406
MDC Holdings Inc 5.500% due 01/15/24	100,000	107,000

	Principal Amount	Value
Meritage Homes Corp 5.125% due 06/06/27	$200,000	$203,500
6.000% due 06/01/25	200,000	216,000
Meritor Inc 6.250% due 02/15/24	100,000	103,250
MGM China Holdings Ltd (Macau) 5.375% due 05/15/24 ~	200,000	205,450
5.875% due 05/15/26 ~	200,000	205,750
MGM Resorts International 4.625% due 09/01/26	150,000	151,500
5.500% due 04/15/27	359,000	377,399
5.750% due 06/15/25	250,000	273,120
6.000% due 03/15/23	500,000	543,125
6.625% due 12/15/21	219,000	237,067
7.750% due 03/15/22	200,000	223,500
Michaels Stores Inc 5.875% due 12/15/20 ~	50,000	50,101
8.000% due 07/15/27 # ~	155,000	154,867
Mohegan Gaming & Entertainment 7.875% due 10/15/24 ~	155,000	152,481
Murphy Oil USA Inc 5.625% due 05/01/27	100,000	104,500
6.000% due 08/15/23	37,000	38,156
Navistar International Corp 6.625% due 11/01/25 ~	476,000	500,990
NCL Corp Ltd 4.750% due 12/15/21 ~	73,000	74,186
New Red Finance Inc (Canada) 4.250% due 05/15/24 ~	515,000	522,081
4.625% due 01/15/22 ~	256,000	256,640
5.000% due 10/15/25 ~	804,000	812,281
Panther BF Aggregator 2 LP 6.250% due 05/15/26 ~	311,000	323,829
8.500% due 05/15/27 ~	562,000	580,265
Party City Holdings Inc 6.625% due 08/01/26 ~	285,000	277,162
Penn National Gaming Inc 5.625% due 01/15/27 ~	100,000	99,000
Penske Automotive Group Inc 3.750% due 08/15/20	100,000	100,500
5.500% due 05/15/26	315,000	329,569
5.750% due 10/01/22	100,000	101,625
Performance Food Group Inc 5.500% due 06/01/24 ~	50,000	51,250
PetSmart Inc 5.875% due 06/01/25 ~	380,000	370,500
7.125% due 03/15/23 ~	617,000	581,522
8.875% due 06/01/25 ~	75,000	72,563
PriSo Acquisition Corp 9.000% due 05/15/23 ~	50,000	46,938
PulteGroup Inc 4.250% due 03/01/21	114,000	116,565
5.000% due 01/15/27	380,000	399,877
5.500% due 03/01/26	100,000	108,375
6.000% due 02/15/35	100,000	103,000
6.375% due 05/15/33	100,000	107,125
Rite Aid Corp 6.125% due 04/01/23 ~	490,000	415,275
7.700% due 02/15/27	50,000	30,000
Rivers Pittsburgh Borrower LP 6.125% due 08/15/21 ~	120,000	122,100
Sabre GLBL Inc 5.250% due 11/15/23 ~	280,000	289,800
5.375% due 04/15/23 ~	47,000	48,293
Sally Holdings LLC 5.625% due 12/01/25	265,000	260,694
Scientific Games International Inc 5.000% due 10/15/25 ~	305,000	308,812
6.250% due 09/01/20	93,000	93,500
8.250% due 03/15/26 ~	600,000	631,494
10.000% due 12/01/22	164,000	172,610

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-39

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Shea Homes LP 5.875% due 04/01/23 ~	$100,000	$102,500
6.125% due 04/01/25 ~	50,000	50,725
Signet UK Finance PLC 4.700% due 06/15/24	100,000	83,500
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	400,000	407,000
5.500% due 04/15/27 ~	100,000	104,250
Sonic Automotive Inc 5.000% due 05/15/23	100,000	101,375
SRS Distribution Inc 8.250% due 07/01/26 ~	100,000	97,500
Staples Inc 7.500% due 04/15/26 ~	600,000	597,966
10.750% due 04/15/27 ~	297,000	296,257
Stars Group Holdings BV (Canada) 7.000% due 07/15/26 ~	423,000	448,380
Station Casinos LLC 5.000% due 10/01/25 ~	134,000	134,670
Suburban Propane Partners LP 5.500% due 06/01/24	50,000	50,500
5.875% due 03/01/27	300,000	302,250
Sugarhouse HSP Gaming Prop Mezz LP 5.875% due 05/15/25 ~	100,000	98,750
Taylor Morrison Communities Inc 5.625% due 03/01/24 ~	100,000	103,750
5.875% due 06/15/27 ~	144,000	147,240
6.625% due 05/15/22	300,000	310,500
Tempur Sealy International Inc 5.500% due 06/15/26	214,000	222,828
5.625% due 10/15/23	100,000	103,250
Tenneco Inc 5.000% due 07/15/26	180,000	144,000
5.375% due 12/15/24	25,000	21,031
Tesla Inc 5.300% due 08/15/25 ~	544,000	479,400
The Enterprise Development Authority 12.000% due 07/15/24 ~	80,000	87,200
The Gap Inc 5.950% due 04/12/21	350,000	365,560
The Goodyear Tire & Rubber Co 4.875% due 03/15/27	135,000	128,756
5.000% due 05/31/26	180,000	177,975
5.125% due 11/15/23	615,000	624,994
The Men’s Wearhouse Inc 7.000% due 07/01/22	40,000	38,700
The New Home Co Inc 7.250% due 04/01/22	119,000	112,455
The Scotts Miracle-Gro Co 5.250% due 12/15/26	100,000	101,750
6.000% due 10/15/23	250,000	261,345
The William Carter Co 5.625% due 03/15/27 ~	214,000	224,967
Titan International Inc 6.500% due 11/30/23	150,000	130,875
Toll Brothers Finance Corp 4.350% due 02/15/28	400,000	401,000
4.375% due 04/15/23	200,000	207,750
5.875% due 02/15/22	100,000	106,625
TRI Pointe Group Inc 5.250% due 06/01/27	100,000	96,750
5.875% due 06/15/24	200,000	206,940
Twin River Worldwide Holdings Inc 6.750% due 06/01/27 ~	150,000	156,750
Under Armour Inc 3.250% due 06/15/26	200,000	188,823
United Airlines Holdings Inc 4.250% due 10/01/22	100,000	102,750
4.875% due 01/15/25	150,000	154,125
5.000% due 02/01/24	200,000	208,000
6.000% due 12/01/20	150,000	156,750

	Principal Amount	Value
Univar USA Inc 6.750% due 07/15/23 ~	$150,000	$153,563
Viking Cruises Ltd 5.875% due 09/15/27 ~	434,000	440,510
Virgin Australia Holdings Ltd (Australia) 7.875% due 10/15/21 ~	100,000	102,875
Vista Outdoor Inc 5.875% due 10/01/23	100,000	98,042
VOC Escrow Ltd 5.000% due 02/15/28 ~	160,000	163,000
Wabash National Corp 5.500% due 10/01/25 ~	75,000	71,438
WestJet Airlines Ltd (Canada) 3.500% due 06/16/21 ~	100,000	100,567
William Lyon Homes Inc 5.875% due 01/31/25	150,000	148,875
6.000% due 09/01/23	100,000	102,000
6.625% due 07/15/27 # ~	100,000	100,000
7.000% due 08/15/22	100,000	100,625
Williams Scotsman International Inc 6.875% due 08/15/23 ~	129,000	134,805
7.875% due 12/15/22 ~	50,000	52,625
WMG Acquisition Corp 4.875% due 11/01/24 ~	15,000	15,431
5.500% due 04/15/26 ~	200,000	206,980
Wolverine World Wide Inc 5.000% due 09/01/26 ~	100,000	99,000
Wyndham Destinations Inc 4.250% due 03/01/22	200,000	203,500
5.400% due 04/01/24	300,000	315,732
5.750% due 04/01/27	150,000	157,125
Wyndham Hotels & Resorts Inc 5.375% due 04/15/26 ~	185,000	194,481
Wynn Las Vegas LLC 4.250% due 05/30/23 ~	100,000	100,125
5.250% due 05/15/27 ~	70,000	70,350
5.500% due 03/01/25 ~	800,000	828,240
Wynn Macau Ltd (Macau) 5.500% due 10/01/27 ~	400,000	390,000
Yum! Brands Inc 3.750% due 11/01/21	200,000	202,000
3.875% due 11/01/20	100,000	100,750
5.350% due 11/01/43	100,000	90,000
6.875% due 11/15/37	100,000	105,750

		52,776,537

Consumer, Non-Cyclical - 16.1%

Acadia Healthcare Co Inc 5.625% due 02/15/23	215,000	219,569
6.125% due 03/15/21	100,000	100,125
6.500% due 03/01/24	100,000	104,750
ACCO Brands Corp 5.250% due 12/15/24 ~	100,000	101,500
ACE Cash Express Inc 12.000% due 12/15/22 ~	90,000	80,550
Advanz Pharma Corp (Canada) 8.000% due 09/06/24	32,000	31,360
Ahern Rentals Inc 7.375% due 05/15/23 ~	175,000	156,188
Air Medical Group Holdings Inc 6.375% due 05/15/23 ~	100,000	90,000
Albertsons Cos LLC 5.750% due 03/15/25	770,000	779,625
6.625% due 06/15/24	84,000	87,465
7.500% due 03/15/26 ~	125,000	134,063
Algeco Global Finance PLC (United Kingdom) 8.000% due 02/15/23 ~	145,000	147,356
Allied Universal Holdco LLC 6.625% due 07/15/26	113,000	115,119
9.750% due 07/15/27	222,000	222,555

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-40

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
AMN Healthcare Inc 5.125% due 10/01/24 ~	$100,000	$102,267
Aptim Corp 7.750% due 06/15/25 ~	150,000	115,500
APX Group Inc 7.625% due 09/01/23	100,000	81,000
7.875% due 12/01/22	358,000	345,022
8.750% due 12/01/20	120,000	114,300
ASP AMC Merger Sub Inc 8.000% due 05/15/25 ~	130,000	78,650
Atento Luxco 1 SA (Spain) 6.125% due 08/10/22 ~	150,000	151,481
Avantor Inc 6.000% due 10/01/24 ~	435,000	463,927
9.000% due 10/01/25 ~	561,000	626,917
Avis Budget Car Rental LLC 5.250% due 03/15/25 ~	250,000	252,187
5.500% due 04/01/23	183,000	187,118
5.750% due 07/15/27 # ~	125,000	126,250
Avon International Capital PLC (United Kingdom) 6.500% due 08/15/22 # ~	125,000	126,250
Avon International Operations Inc (United Kingdom) 7.875% due 08/15/22 ~	320,000	333,600
Avon Products Inc (United Kingdom) 7.000% due 03/15/23	200,000	204,500
B&G Foods Inc 4.625% due 06/01/21	63,000	63,315
5.250% due 04/01/25	408,000	413,610
Bausch Health Americas Inc 8.500% due 01/31/27 ~	145,000	159,793
9.250% due 04/01/26 ~	285,000	319,570
Bausch Health Cos Inc 5.500% due 11/01/25 ~	246,000	257,377
5.750% due 08/15/27 ~	140,000	147,487
5.875% due 05/15/23 ~	317,000	321,872
6.125% due 04/15/25 ~	1,300,000	1,329,250
6.500% due 03/15/22 ~	190,000	197,125
7.000% due 03/15/24 ~	855,000	910,660
7.000% due 01/15/28 ~	98,000	101,798
7.250% due 05/30/29 ~	98,000	102,165
9.000% due 12/15/25 ~	939,000	1,052,666
BCPE Cycle Merger Sub II Inc 10.625% due 07/15/27 ~	175,000	177,625
C&S Group Enterprises LLC 5.375% due 07/15/22 ~	100,000	100,500
Cardtronics Inc 5.500% due 05/01/25 ~	100,000	100,000
Carriage Services Inc 6.625% due 06/01/26 ~	100,000	103,000
Catalent Pharma Solutions Inc 4.875% due 01/15/26 ~	175,000	178,500
5.000% due 07/15/27 ~	115,000	117,300
Centene Corp 4.750% due 05/15/22	550,000	563,750
4.750% due 01/15/25	670,000	693,256
5.375% due 06/01/26 ~	300,000	316,125
5.625% due 02/15/21	141,000	143,820
6.125% due 02/15/24	158,000	165,703
Central Garden & Pet Co 5.125% due 02/01/28	100,000	98,500
Charles River Laboratories International Inc 5.500% due 04/01/26 ~	100,000	105,480
Chobani LLC 7.500% due 04/15/25 ~	175,000	164,500
CHS/Community Health Systems Inc 5.125% due 08/01/21	175,000	171,719
6.250% due 03/31/23	415,000	400,994
6.875% due 02/01/22	749,000	509,320

	Principal Amount	Value
8.000% due 03/15/26 ~	$250,000	$240,882
8.125% due 06/30/24 ~	378,000	284,445
8.625% due 01/15/24 ~	1,030,000	1,035,778
9.875% due 06/30/23 § ~	500,000	409,190
Cooke Omega Investments Inc (Canada) 8.500% due 12/15/22 ~	50,000	48,875
Cott Holdings Inc (Canada) 5.500% due 04/01/25 ~	220,000	224,950
Coty Inc 6.500% due 04/15/26 ~	75,000	73,219
Darling Ingredients Inc 5.250% due 04/15/27 ~	299,000	313,202
DaVita Inc 5.000% due 05/01/25	173,000	171,443
5.125% due 07/15/24	1,000,000	1,002,800
5.750% due 08/15/22	150,000	151,875
Dean Foods Co 6.500% due 03/15/23 ~	193,000	104,703
Dole Food Co Inc 7.250% due 06/15/25 ~	50,000	48,625
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	165,000	166,238
7.750% Cash or 8.500% PIK due 05/15/22 ~	90,000	90,900
Edgewell Personal Care Co 4.700% due 05/19/21	150,000	153,188
4.700% due 05/24/22	200,000	202,750
Elanco Animal Health Inc 3.912% due 08/27/21	35,000	35,760
4.272% due 08/28/23	395,000	414,681
4.900% due 08/28/28	130,000	145,239
Encompass Health Corp 5.750% due 11/01/24	413,000	422,107
5.750% due 09/15/25	100,000	104,375
Endo Dac 5.875% due 10/15/24 ~	200,000	191,000
6.000% due 07/15/23 ~	573,000	415,425
6.000% due 02/01/25 ~	200,000	135,000
Envision Healthcare Corp 8.750% due 10/15/26 ~	350,000	244,125
FAGE International SA (Luxembourg) 5.625% due 08/15/26 ~	100,000	88,500
First Quality Finance Co Inc 4.625% due 05/15/21 ~	145,000	145,181
5.000% due 07/01/25 ~	150,000	151,500
Flexi-Van Leasing Inc 10.000% due 02/15/23 ~	50,000	46,625
Garda World Security Corp (Canada) 8.750% due 05/15/25 ~	95,000	94,288
Gartner Inc 5.125% due 04/01/25 ~	255,000	263,647
Graham Holdings Co 5.750% due 06/01/26 ~	100,000	106,000
Harsco Corp 5.750% due 07/31/27 ~	110,000	114,825
HCA Healthcare Inc 6.250% due 02/15/21	300,000	315,000
HCA Inc 5.375% due 02/01/25	450,000	486,844
5.375% due 09/01/26	700,000	756,000
5.625% due 09/01/28	225,000	244,125
5.875% due 05/01/23	200,000	217,976
5.875% due 02/15/26	300,000	332,250
5.875% due 02/01/29	275,000	301,812
7.050% due 12/01/27	100,000	113,500
7.500% due 02/15/22	850,000	939,250
7.690% due 06/15/25	150,000	176,625
8.360% due 04/15/24	100,000	116,000

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-41

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Herc Holdings Inc 5.500% due 07/15/27 # ~	$130,000	$131,138
Herc Rentals Inc 7.500% due 06/01/22 ~	66,000	68,548
7.750% due 06/01/24 ~	199,000	210,801
Hill-Rom Holdings Inc 5.000% due 02/15/25 ~	125,000	129,375
5.750% due 09/01/23 ~	100,000	103,605
HLF Financing SARL LLC 7.250% due 08/15/26 ~	65,000	65,406
Hologic Inc 4.375% due 10/15/25 ~	315,000	320,906
4.625% due 02/01/28 ~	100,000	101,750
Horizon Pharma USA Inc 6.625% due 05/01/23	95,000	97,909
Immucor Inc 11.125% due 02/15/22 ~	100,000	102,500
Ingles Markets Inc 5.750% due 06/15/23	200,000	205,500
Jaguar Holding Co II 6.375% due 08/01/23 ~	321,000	333,037
JBS Investments GmbH 7.250% due 04/03/24 ~	50,000	52,021
JBS Investments II GmbH 7.000% due 01/15/26 ~	450,000	488,475
JBS USA LUX SA 5.750% due 06/15/25 ~	562,000	586,587
5.875% due 07/15/24 ~	184,000	189,750
6.500% due 04/15/29 ~	298,000	324,447
6.750% due 02/15/28 ~	285,000	310,650
Kinetic Concepts Inc 7.875% due 02/15/21 ~	110,000	112,906
12.500% due 11/01/21 ~	150,000	165,563
Kronos Acquisition Holdings Inc (Canada) 9.000% due 08/15/23 ~	260,000	229,229
Lamb Weston Holdings Inc 4.625% due 11/01/24 ~	145,000	150,981
4.875% due 11/01/26 ~	375,000	391,875
Land O’Lakes Capital Trust 7.450% due 03/15/28 ~	43,000	47,838
Laureate Education Inc 8.250% due 05/01/25 ~	170,000	186,575
LSC Communications Inc 8.750% due 10/15/23 ~	100,000	95,500
Magellan Health Inc 4.900% due 09/22/24	100,000	99,150
Mallinckrodt International Finance SA 4.750% due 04/15/23	168,000	119,280
5.500% due 04/15/25 ~	128,000	86,400
5.625% due 10/15/23 ~	440,000	334,400
5.750% due 08/01/22 ~	110,000	95,150
Matterhorn Merger Sub LLC 8.500% due 06/01/26 ~	100,000	89,250
MEDNAX Inc 5.250% due 12/01/23 ~	165,000	163,350
6.250% due 01/15/27 ~	350,000	345,187
Midas Intermediate Holdco II LLC 7.875% due 10/01/22 ~	100,000	95,500
Molina Healthcare Inc 4.875% due 06/15/25 ~	250,000	254,687
5.375% due 11/15/22	120,000	125,250
MPH Acquisition Holdings LLC 7.125% due 06/01/24 ~	442,000	416,673
Nathan’s Famous Inc 6.625% due 11/01/25 ~	25,000	24,750
NESCO LLC 6.875% due 02/15/21 ~	70,000	68,950
Nielsen Finance LLC 4.500% due 10/01/20	50,000	50,244
5.000% due 04/15/22 ~	670,000	672,512

	Principal Amount	Value
NVA Holdings Inc 6.875% due 04/01/26 ~	$100,000	$105,000
Ortho-Clinical Diagnostics Inc 6.625% due 05/15/22 ~	400,000	384,000
Owens & Minor Inc 3.875% due 09/15/21	100,000	86,250
Par Pharmaceutical Inc 7.500% due 04/01/27 ~	391,000	385,135
Pilgrim’s Pride Corp 5.750% due 03/15/25 ~	496,000	504,680
5.875% due 09/30/27 ~	152,000	158,080
Polaris Intermediate Corp 8.500% PIK due 12/01/22 ~	368,000	326,600
Post Holdings Inc 5.000% due 08/15/26 ~	159,000	161,783
5.500% due 03/01/25 ~	995,000	1,031,069
5.500% due 12/15/29 # ~	80,000	80,500
5.625% due 01/15/28 ~	108,000	111,375
5.750% due 03/01/27 ~	205,000	212,688
Prestige Brands Inc 5.375% due 12/15/21 ~	100,000	100,875
6.375% due 03/01/24 ~	205,000	215,506
Prime Security Services Borrower LLC 5.250% due 04/15/24 ~	226,000	230,520
5.750% due 04/15/26 ~	229,000	237,015
9.250% due 05/15/23 ~	121,000	127,301
Pyxus International Inc 8.500% due 04/15/21 ~	50,000	51,313
9.875% due 07/15/21	200,000	173,000
Quorum Health Corp 11.625% due 04/15/23	100,000	87,500
Refinitiv US Holdings Inc 6.250% due 05/15/26 ~	215,000	221,665
8.250% due 11/15/26 ~	630,000	649,530
RegionalCare Hospital Partners Holdings Inc 8.250% due 05/01/23 ~	187,000	199,155
9.750% due 12/01/26 ~	500,000	525,000
Rent-A-Center Inc 6.625% due 11/15/20	100,000	100,625
Revlon Consumer Products Corp 5.750% due 02/15/21	150,000	135,000
6.250% due 08/01/24	100,000	69,000
Ritchie Bros Auctioneers Inc (Canada) 5.375% due 01/15/25 ~	70,000	72,888
RR Donnelley & Sons Co 6.500% due 11/15/23	300,000	298,230
7.875% due 03/15/21	31,000	31,775
Safeway Inc 7.250% due 02/01/31	150,000	147,750
Select Medical Corp 6.375% due 06/01/21	100,000	100,260
Service Corp International 4.625% due 12/15/27	53,000	54,325
5.125% due 06/01/29	56,000	59,220
5.375% due 05/15/24	815,000	840,469
Sigma Holdco BV (Netherlands) 7.875% due 05/15/26 ~	200,000	186,000
Simmons Foods Inc 5.750% due 11/01/24 ~	174,000	159,210
7.750% due 01/15/24 ~	50,000	54,125
Sotera Health Holdings LLC 6.500% due 05/15/23 ~	100,000	101,500
Sotera Health Topco Inc 8.125% Cash or 8.875% PIK due 11/01/21 ~	130,000	130,000
Sotheby’s 4.875% due 12/15/25 ~	125,000	127,656
Spectrum Brands Inc 5.750% due 07/15/25	449,000	468,644

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-42

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Surgery Center Holdings Inc 6.750% due 07/01/25 ~	$250,000	$217,500
10.000% due 04/15/27 ~	100,000	100,000
Syneos Health Inc 7.500% due 10/01/24 ~	57,000	59,850
Team Health Holdings Inc 6.375% due 02/01/25 ~	200,000	154,000
Teleflex Inc 4.625% due 11/15/27	156,000	161,070
4.875% due 06/01/26	150,000	156,375
5.250% due 06/15/24	50,000	51,422
Tenet Healthcare Corp 4.375% due 10/01/21	167,000	170,340
4.500% due 04/01/21	551,000	561,331
4.625% due 07/15/24	590,000	599,587
5.125% due 05/01/25	300,000	302,250
6.000% due 10/01/20	300,000	310,500
6.250% due 02/01/27 ~	530,000	546,562
6.750% due 06/15/23	778,000	783,835
7.000% due 08/01/25	395,000	395,000
8.125% due 04/01/22	411,000	433,091
Tesco PLC (United Kingdom) 6.150% due 11/15/37 ~	105,000	122,339
The Brink’s Co 4.625% due 10/15/27 ~	197,000	197,246
The Fresh Market Inc 9.750% due 05/01/23 ~	200,000	137,000
The Hertz Corp 5.500% due 10/15/24 ~	145,000	139,244
5.875% due 10/15/20	200,000	200,350
6.250% due 10/15/22	250,000	253,750
7.375% due 01/15/21	100,000	100,175
7.625% due 06/01/22 ~	430,000	447,200
The Nielsen Co Luxembourg SARL 5.000% due 02/01/25 ~	100,000	98,750
5.500% due 10/01/21 ~	188,000	189,175
The ServiceMaster Co LLC 5.125% due 11/15/24 ~	245,000	252,656
TreeHouse Foods Inc 4.875% due 03/15/22	100,000	101,125
6.000% due 02/15/24 ~	215,000	224,099
United Rentals North America Inc 4.625% due 07/15/23	300,000	307,350
4.625% due 10/15/25	85,000	86,594
4.875% due 01/15/28	215,000	219,837
5.250% due 01/15/30	142,000	146,260
5.500% due 07/15/25	100,000	104,375
5.500% due 05/15/27	260,000	274,300
5.875% due 09/15/26	170,000	181,688
6.500% due 12/15/26	1,015,000	1,101,275
US Foods Inc 5.875% due 06/15/24 ~	143,000	147,469
Vector Group Ltd 6.125% due 02/01/25 ~	210,000	195,674
10.500% due 11/01/26 ~	100,000	95,000
Verscend Escrow Corp 9.750% due 08/15/26 ~	325,000	339,219
Weight Watchers International Inc 8.625% due 12/01/25 ~	75,000	69,000
WellCare Health Plans Inc 5.250% due 04/01/25	325,000	340,031
5.375% due 08/15/26 ~	140,000	148,750
West Street Merger Sub Inc 6.375% due 09/01/25 ~	207,000	192,510

		56,167,673

Diversified - 0.1%

Arrow Bidco LLC 9.500% due 03/15/24 ~	125,000	126,406

	Principal Amount	Value
Stena AB (Sweden) 7.000% due 02/01/24 ~	$100,000	$96,500
VistaJet Malta Finance PLC (Switzerland) 10.500% due 06/01/24 ~	139,000	139,000

		361,906

Energy - 13.2%

AI Candelaria Spain SLU (Spain) 7.500% due 12/15/28 ~	250,000	275,625
Aker BP ASA (Norway) 4.750% due 06/15/24 ~	150,000	154,980
5.875% due 03/31/25 ~	150,000	159,187
Alliance Resource Operating Partners LP 7.500% due 05/01/25 ~	100,000	105,375
Alta Mesa Holdings LP 7.875% due 12/15/24	30,000	11,925
American Midstream Partners LP 9.500% due 12/15/21 ~	75,000	73,688
Antero Midstream Partners LP 5.375% due 09/15/24	200,000	199,750
5.750% due 03/01/27 ~	200,000	200,500
5.750% due 01/15/28 ~	197,000	195,276
Antero Resources Corp 5.000% due 03/01/25	150,000	139,125
5.125% due 12/01/22	700,000	674,625
5.375% due 11/01/21	75,000	74,344
5.625% due 06/01/23	100,000	97,000
Apergy Corp 6.375% due 05/01/26	100,000	101,250
Archrock Partners LP 6.000% due 10/01/22	100,000	101,750
6.875% due 04/01/27 ~	156,000	163,816
Ascent Resources Utica Holdings LLC 7.000% due 11/01/26 ~	80,000	73,400
10.000% due 04/01/22 ~	493,000	524,379
Basic Energy Services Inc 10.750% due 10/15/23 ~	75,000	58,875
Baytex Energy Corp (Canada) 5.625% due 06/01/24 ~	120,000	115,200
Berry Petroleum Co LLC 7.000% due 02/15/26 ~	125,000	121,875
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	328,000	334,150
6.625% due 07/15/26 ~	50,000	50,625
Brazos Valley Longhorn LLC 6.875% due 02/01/25	229,000	216,405
Bruin E&P Partners LLC 8.875% due 08/01/23 ~	170,000	143,650
Buckeye Partners LP 6.375% due 01/22/78	100,000	72,500
Calfrac Holdings LP (Canada) 8.500% due 06/15/26 ~	205,000	144,525
California Resources Corp 8.000% due 12/15/22 ~	635,000	481,806
Callon Petroleum Co 6.125% due 10/01/24	200,000	203,000
6.375% due 07/01/26	100,000	101,125
Calumet Specialty Products Partners LP 6.500% due 04/15/21	190,000	190,000
7.625% due 01/15/22	250,000	243,125
Canadian Oil Sands Ltd (Canada) 4.500% due 04/01/22 ~	100,000	103,627
Carrizo Oil & Gas Inc 6.250% due 04/15/23	187,000	181,156
Centennial Resource Production LLC 5.375% due 01/15/26 ~	75,000	71,625
6.875% due 04/01/27 ~	202,000	205,030
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	190,000	206,862
5.875% due 03/31/25	735,000	820,444
7.000% due 06/30/24	200,000	230,520

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-43

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Cheniere Energy Partners LP 5.250% due 10/01/25	$167,000	$173,262
5.625% due 10/01/26 ~	495,000	523,462
Chesapeake Energy Corp 4.875% due 04/15/22	100,000	95,000
5.750% due 03/15/23	300,000	282,750
7.000% due 10/01/24	225,000	202,781
8.000% due 01/15/25	872,000	808,780
8.000% due 03/15/26 ~	78,000	71,175
8.000% due 06/15/27	188,000	165,323
CNX Midstream Partners LP 6.500% due 03/15/26 ~	100,000	95,500
CNX Resources Corp 5.875% due 04/15/22	98,000	95,550
7.250% due 03/14/27 ~	550,000	473,000
Comstock Resources Inc 9.750% due 08/15/26	195,000	150,638
CONSOL Energy Inc 11.000% due 11/15/25 ~	100,000	108,500
Conuma Coal Resources Ltd (Canada) 10.000% due 05/01/23 ~	3,000	3,068
Covey Park Energy LLC 7.500% due 05/15/25 ~	131,000	94,975
Crestwood Midstream Partners LP 5.625% due 05/01/27 ~	140,000	140,000
5.750% due 04/01/25	85,000	86,488
6.250% due 04/01/23	300,000	307,500
CrownRock LP 5.625% due 10/15/25 ~	344,000	345,290
CSI Compressco LP 7.250% due 08/15/22	50,000	45,125
7.500% due 04/01/25 ~	200,000	197,250
CVR Refining LLC 6.500% due 11/01/22	100,000	102,075
DCP Midstream Operating LP 5.125% due 05/15/29	74,000	76,128
5.375% due 07/15/25	575,000	607,344
5.600% due 04/01/44	100,000	94,500
5.850% due 05/21/43 ~	100,000	94,250
6.450% due 11/03/36 ~	403,000	425,165
6.750% due 09/15/37 ~	100,000	108,000
Denbury Resources Inc 7.750% due 02/15/24 ~	225,000	187,875
9.000% due 05/15/21 ~	105,000	103,950
9.250% due 03/31/22 ~	100,000	94,250
Diamond Offshore Drilling Inc 4.875% due 11/01/43	200,000	125,000
5.700% due 10/15/39	75,000	50,625
7.875% due 08/15/25	208,000	198,640
Diamondback Energy Inc 4.750% due 11/01/24 ~	90,000	92,700
4.750% due 11/01/24	360,000	370,800
5.375% due 05/31/25	130,000	136,825
Endeavor Energy Resources LP 5.500% due 01/30/26 ~	92,000	95,795
5.750% due 01/30/28 ~	242,000	255,915
Energy Ventures Gom LLC 11.000% due 02/15/23 ~	112,000	122,920
EnLink Midstream LLC 5.375% due 06/01/29	164,000	168,510
EnLink Midstream Partners LP 4.150% due 06/01/25	300,000	295,125
4.850% due 07/15/26	400,000	404,500
5.050% due 04/01/45	200,000	168,000
Ensco Rowan PLC 4.500% due 10/01/24	100,000	75,000
5.200% due 03/15/25	100,000	73,875
5.750% due 10/01/44	125,000	72,500
7.750% due 02/01/26	700,000	525,000
8.000% due 01/31/24	75,000	63,938

	Principal Amount	Value
Ensign Drilling Inc (Canada) 9.250% due 04/15/24 ~	$208,000	$205,400
EP Energy LLC 7.750% due 05/15/26 ~	305,000	273,737
8.000% due 11/29/24 ~	180,000	124,200
8.000% due 02/15/25 ~	240,000	53,400
9.375% due 05/01/24 ~	500,000	117,500
Exterran Energy Solutions LP 8.125% due 05/01/25	100,000	102,125
Extraction Oil & Gas Inc 5.625% due 02/01/26 ~	305,000	247,812
7.375% due 05/15/24 ~	50,000	43,000
Foresight Energy LLC 11.500% due 04/01/23 ~	50,000	28,500
Forum Energy Technologies Inc 6.250% due 10/01/21	200,000	182,000
FTS International Inc 6.250% due 05/01/22	150,000	139,875
Genesis Energy LP 5.625% due 06/15/24	300,000	290,250
6.000% due 05/15/23	150,000	149,250
6.500% due 10/01/25	170,000	166,812
6.750% due 08/01/22	100,000	101,250
Global Marine Inc 7.000% due 06/01/28	100,000	87,500
Great Western Petroleum LLC 9.000% due 09/30/21 ~	50,000	40,875
Gulfport Energy Corp 6.000% due 10/15/24	385,000	299,337
6.375% due 05/15/25	150,000	116,813
6.375% due 01/15/26	65,000	49,563
Halcon Resources Corp 6.750% due 02/15/25	100,000	30,500
Hess Infrastructure Partners LP 5.625% due 02/15/26 ~	300,000	310,125
Hi-Crush Inc 9.500% due 08/01/26 ~	200,000	141,000
HighPoint Operating Corp 8.750% due 06/15/25	150,000	144,000
Hilcorp Energy I LP 5.000% due 12/01/24 ~	105,000	105,000
5.750% due 10/01/25 ~	67,000	67,503
6.250% due 11/01/28 ~	320,000	323,600
Holly Energy Partners LP 6.000% due 08/01/24 ~	78,000	81,510
Indigo Natural Resources LLC 6.875% due 02/15/26 ~	95,000	85,738
Jagged Peak Energy LLC 5.875% due 05/01/26	140,000	138,600
Jonah Energy LLC 7.250% due 10/15/25 ~	81,000	39,488
KCA Deutag UK Finance PLC (United Kingdom) 9.875% due 04/01/22 ~	400,000	297,000
KLX Energy Services Holdings Inc 11.500% due 11/01/25 ~	100,000	101,500
Laredo Petroleum Inc 5.625% due 01/15/22	100,000	93,250
6.250% due 03/15/23	150,000	140,295
Magnolia Oil & Gas Operating LLC 6.000% due 08/01/26 ~	80,000	82,000
Martin Midstream Partners LP 7.250% due 02/15/21	100,000	99,620
Matador Resources Co 5.875% due 09/15/26	330,000	334,950
McDermott Technology Americas Inc 10.625% due 05/01/24 ~	380,000	356,603
MEG Energy Corp (Canada) 6.375% due 01/30/23 ~	100,000	95,625
6.500% due 01/15/25 ~	245,000	247,144
7.000% due 03/31/24 ~	400,000	382,000

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-44

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Montage Resources Corp 8.875% due 07/15/23	$100,000	$84,750
Moss Creek Resources Holdings Inc 7.500% due 01/15/26 ~	150,000	128,625
10.500% due 05/15/27 ~	120,000	115,350
Murphy Oil Corp 5.750% due 08/15/25	652,000	678,993
6.875% due 08/15/24	60,000	63,300
Nabors Industries Inc 5.100% due 09/15/23	65,000	57,688
5.500% due 01/15/23	600,000	564,000
5.750% due 02/01/25	85,000	75,756
Natural Resource Partners LP 9.125% due 06/30/25 ~	150,000	154,875
Neptune Energy Bondco PLC (United Kingdom) 6.625% due 05/15/25 ~	200,000	204,000
NGL Energy Partners LP 6.125% due 03/01/25	100,000	99,500
7.500% due 11/01/23	195,000	204,750
7.500% due 04/15/26 ~	150,000	156,750
NGPL PipeCo LLC 4.375% due 08/15/22 ~	90,000	93,150
4.875% due 08/15/27 ~	385,000	409,062
7.768% due 12/15/37 ~	100,000	127,500
Nine Energy Service Inc 8.750% due 11/01/23 ~	145,000	142,100
Noble Holding International Ltd 5.250% due 03/15/42	100,000	53,750
7.750% due 01/15/24	15,000	11,513
7.875% due 02/01/26 ~	240,000	207,377
7.950% due 04/01/25	250,000	183,750
8.950% due 04/01/45	300,000	198,000
Northern Oil and Gas Inc 8.500% Cash + 1.000% PIK due 05/15/23	75	78
NuStar Logistics LP 4.750% due 02/01/22	100,000	101,000
5.625% due 04/28/27	230,000	232,587
6.000% due 06/01/26	171,000	177,412
6.750% due 02/01/21	100,000	105,000
Oasis Petroleum Inc 6.250% due 05/01/26 ~	100,000	97,250
6.875% due 03/15/22	165,000	164,484
6.875% due 01/15/23	250,000	250,625
Oceaneering International Inc 4.650% due 11/15/24	100,000	98,500
6.000% due 02/01/28	150,000	149,250
Pacific Drilling SA 8.375% due 10/01/23 ~	280,000	278,600
Parkland Fuel Corp (Canada) 5.875% due 07/15/27 # ~	132,000	134,145
6.000% due 04/01/26 ~	175,000	179,594
Parsley Energy LLC 5.250% due 08/15/25 ~	100,000	102,000
5.375% due 01/15/25 ~	235,000	242,050
5.625% due 10/15/27 ~	375,000	393,750
Pattern Energy Group Inc 5.875% due 02/01/24 ~	50,000	51,000
PBF Holding Co LLC 7.000% due 11/15/23	155,000	161,589
7.250% due 06/15/25	225,000	236,531
PBF Logistics LP 6.875% due 05/15/23	162,000	167,872
PDC Energy Inc 5.750% due 05/15/26	75,000	73,875
6.125% due 09/15/24	200,000	200,500
Peabody Energy Corp 6.000% due 03/31/22 ~	85,000	87,338
6.375% due 03/31/25 ~	240,000	243,600

	Principal Amount	Value
Pioneer Energy Services Corp 6.125% due 03/15/22	$50,000	$22,750
Precision Drilling Corp (Canada) 5.250% due 11/15/24	50,000	46,500
7.125% due 01/15/26 ~	200,000	194,500
7.750% due 12/15/23	100,000	102,470
Puma International Financing SA (Singapore) 5.000% due 01/24/26 ~	200,000	174,138
QEP Resources Inc 5.250% due 05/01/23	309,000	298,957
5.625% due 03/01/26	221,000	208,845
Range Resources Corp 4.875% due 05/15/25	88,000	77,660
5.000% due 03/15/23	660,000	623,700
5.875% due 07/01/22	150,000	149,250
Rowan Cos Inc 4.875% due 06/01/22	300,000	277,500
7.375% due 06/15/25	335,000	261,300
Sable Permian Resources Land LLC 7.375% due 11/01/21 ~	160,000	16,000
13.000% due 11/30/20 ~	175,000	168,000
Sanchez Energy Corp 6.125% due 01/15/23	400,000	20,000
7.250% due 02/15/23 ~	90,000	68,625
7.750% due 06/15/21	63,000	3,465
SemGroup Corp 5.625% due 11/15/23	350,000	336,000
7.250% due 03/15/26	50,000	49,000
SESI LLC 7.125% due 12/15/21	139,000	98,343
7.750% due 09/15/24	220,000	143,550
Seven Generations Energy Ltd (Canada) 5.375% due 09/30/25 ~	346,000	334,322
6.750% due 05/01/23 ~	50,000	51,125
6.875% due 06/30/23 ~	100,000	101,875
SM Energy Co 5.000% due 01/15/24	500,000	461,250
5.625% due 06/01/25	113,000	103,395
6.625% due 01/15/27	100,000	93,000
6.750% due 09/15/26	60,000	56,550
Southwestern Energy Co 6.200% due 01/23/25	100,000	92,000
7.500% due 04/01/26	470,000	447,619
7.750% due 10/01/27	80,000	77,000
SRC Energy Inc 6.250% due 12/01/25	71,000	64,965
Summit Midstream Holdings LLC 5.500% due 08/15/22	100,000	96,500
5.750% due 04/15/25	75,000	66,000
SunCoke Energy Partners LP 7.500% due 06/15/25 ~	183,000	179,340
Sunoco LP 4.875% due 01/15/23	155,000	158,681
5.500% due 02/15/26	565,000	589,719
6.000% due 04/15/27 ~	109,000	114,723
Tallgrass Energy Partners LP 4.750% due 10/01/23 ~	315,000	320,519
5.500% due 09/15/24 ~	95,000	98,563
5.500% due 01/15/28 ~	163,000	165,649
Targa Resources Partners LP 4.250% due 11/15/23	50,000	50,156
5.000% due 01/15/28	150,000	150,750
5.125% due 02/01/25	150,000	155,625
5.250% due 05/01/23	77,000	78,259
5.375% due 02/01/27	837,000	870,480
5.875% due 04/15/26	190,000	202,112
6.500% due 07/15/27 ~	96,000	104,880
6.750% due 03/15/24	100,000	104,250
6.875% due 01/15/29 ~	60,000	66,600

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-45

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Teine Energy Ltd (Canada) 6.875% due 09/30/22 ~	$50,000	$51,125
TerraForm Power Operating LLC 4.250% due 01/31/23 ~	60,000	60,375
5.000% due 01/31/28 ~	341,000	343,557
6.625% due 06/15/25 § ~	150,000	158,062
TransMontaigne Partners LP 6.125% due 02/15/26	50,000	48,375
Transocean Guardian Ltd 5.875% due 01/15/24 ~	118,125	120,635
Transocean Inc 6.800% due 03/15/38	250,000	188,750
7.250% due 11/01/25 ~	135,000	128,419
7.500% due 01/15/26 ~	357,000	341,827
7.500% due 04/15/31	500,000	427,500
8.375% due 12/15/21	50,000	52,813
9.000% due 07/15/23 ~	250,000	267,187
Transocean Phoenix 2 Ltd 7.750% due 10/15/24 ~	150,000	160,875
Transocean Pontus Ltd 6.125% due 08/01/25 ~	307,125	317,874
Transocean Poseidon Ltd 6.875% due 02/01/27 ~	100,000	105,938
Transocean Proteus Ltd 6.250% due 12/01/24 ~	97,500	101,034
Transocean Sentry Ltd 5.375% due 05/15/23 ~	136,000	136,510
Unit Corp 6.625% due 05/15/21	275,000	249,562
USA Compression Partners LP 6.875% due 04/01/26	135,000	143,424
6.875% due 09/01/27 ~	305,000	321,809
Vermilion Energy Inc (Canada) 5.625% due 03/15/25 ~	50,000	49,250
Vine Oil & Gas LP 8.750% due 04/15/23 ~	100,000	65,500
W&T Offshore Inc 9.750% due 11/01/23 ~	230,000	221,375
Warrior Met Coal Inc 8.000% due 11/01/24 ~	86,000	89,709
Welltec AS (Denmark) 9.500% due 12/01/22 ~	91,000	87,360
Whiting Petroleum Corp 5.750% due 03/15/21	130,000	130,163
6.250% due 04/01/23	450,000	451,125
6.625% due 01/15/26	74,000	71,734
WPX Energy Inc 5.250% due 09/15/24	73,000	75,008
5.750% due 06/01/26	525,000	545,344
6.000% due 01/15/22	20,000	20,825
8.250% due 08/01/23	140,000	160,300

		46,225,965

Financial - 10.6%

Acrisure LLC 7.000% due 11/15/25 ~	275,000	249,562
8.125% due 02/15/24 ~	245,000	253,422
Alliance Data Systems Corp 5.375% due 08/01/22 ~	100,000	101,675
5.875% due 11/01/21 ~	225,000	231,756
Alliant Holdings Intermediate LLC 8.250% due 08/01/23 ~	150,000	154,455
Ally Financial Inc 3.875% due 05/21/24	74,000	76,035
4.125% due 02/13/22	100,000	102,750
4.250% due 04/15/21	250,000	256,250
4.625% due 05/19/22	100,000	104,500
4.625% due 03/30/25	200,000	211,750
5.125% due 09/30/24	100,000	108,250
5.750% due 11/20/25	450,000	499,455

	Principal Amount	Value
7.500% due 09/15/20	$50,000	$52,750
8.000% due 11/01/31	725,000	961,572
American Equity Investment Life Holding Co 5.000% due 06/15/27	100,000	102,616
AmWINS Group Inc 7.750% due 07/01/26 ~	50,000	52,000
Ardonagh Midco 3 PLC (United Kingdom) 8.625% due 07/15/23 ~	200,000	189,000
Assurant Inc 7.000% due 03/27/48	200,000	213,554
AssuredPartners Inc 7.000% due 08/15/25 ~	64,000	63,920
Barclays PLC (United Kingdom) 4.375% due 09/11/24	200,000	205,052
4.836% due 05/09/28	800,000	819,446
5.088% due 06/20/30	280,000	286,558
5.200% due 05/12/26	400,000	420,305
Brookfield Property Inc REIT 5.750% due 05/15/26 ~	300,000	310,125
CBL & Associates LP REIT 5.950% due 12/15/26	450,000	310,500
CIT Group Inc 4.125% due 03/09/21	45,000	45,970
4.750% due 02/16/24	155,000	164,881
5.000% due 08/15/22	10,000	10,600
5.000% due 08/01/23	371,000	397,434
5.250% due 03/07/25	165,000	181,294
6.125% due 03/09/28	170,000	193,800
CNO Financial Group Inc 5.250% due 05/30/29	85,000	92,225
Compass Group Diversified Holdings LLC 8.000% due 05/01/26 ~	250,000	261,094
CoreCivic Inc REIT 4.625% due 05/01/23	300,000	295,470
4.750% due 10/15/27	60,000	54,225
Credit Acceptance Corp 6.125% due 02/15/21	50,000	50,094
6.625% due 03/15/26 ~	200,000	210,750
7.375% due 03/15/23	50,000	52,063
CTR Partnership LP REIT 5.250% due 06/01/25	50,000	52,000
Curo Group Holdings Corp 8.250% due 09/01/25 ~	310,000	259,575
CyrusOne LP REIT 5.000% due 03/15/24	320,000	329,600
5.375% due 03/15/27	79,000	83,345
Deutsche Bank AG (Germany) 4.296% due 05/24/28	400,000	367,540
4.500% due 04/01/25	500,000	481,511
4.875% due 12/01/32	200,000	173,982
Dresdner Funding Trust I 8.151% due 06/30/31 ~	350,000	472,762
E*TRADE Financial Corp 5.875% due 09/15/26	100,000	105,000
Enova International Inc 8.500% due 09/15/25 ~	75,000	71,063
Equinix Inc REIT 5.375% due 01/01/22	65,000	66,869
5.375% due 04/01/23	200,000	204,500
5.375% due 05/15/27	275,000	295,479
5.750% due 01/01/25	700,000	731,325
5.875% due 01/15/26	165,000	175,106
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	400,000	411,000
Fairstone Financial Inc (Canada) 7.875% due 07/15/24 # ~	100,000	102,188
FelCor Lodging LP REIT 6.000% due 06/01/25	75,000	79,313
Fidelity & Guaranty Life Holdings Inc 5.500% due 05/01/25 ~	155,000	161,587

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-46

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Five Point Operating Co LP 7.875% due 11/15/25 ~	$100,000	$100,752
Forestar Group Inc 8.000% due 04/15/24 ~	145,000	152,794
Freedom Mortgage Corp 8.125% due 11/15/24 ~	150,000	128,250
8.250% due 04/15/25 ~	300,000	259,500
FS Energy & Power Fund 7.500% due 08/15/23 ~	175,000	178,062
Genworth Holdings Inc 4.900% due 08/15/23	500,000	432,500
6.500% due 06/15/34	100,000	80,500
7.625% due 09/24/21	250,000	246,250
goeasy Ltd (Canada) 7.875% due 11/01/22 ~	130,000	136,500
Greystar Real Estate Partners LLC 5.750% due 12/01/25 ~	103,000	105,318
GTCR AP Finance Inc 8.000% due 05/15/27 ~	150,000	151,125
HAT Holdings I LLC REIT 5.250% due 07/15/24 # ~	70,000	71,575
HUB International Ltd 7.000% due 05/01/26 ~	495,000	503,044
Hunt Cos Inc 6.250% due 02/15/26 ~	280,000	265,300
Icahn Enterprises LP 5.875% due 02/01/22	350,000	354,812
6.000% due 08/01/20	140,000	140,322
6.250% due 02/01/22	925,000	952,750
6.250% due 05/15/26 ~	255,000	258,506
6.375% due 12/15/25	50,000	51,165
Intesa Sanpaolo SPA (Italy) 5.017% due 06/26/24 ~	200,000	200,584
5.710% due 01/15/26 ~	900,000	911,332
Iron Mountain Inc REIT 4.375% due 06/01/21 ~	163,000	165,037
4.875% due 09/15/27 ~	125,000	124,531
5.250% due 03/15/28 ~	424,000	426,650
5.750% due 08/15/24	300,000	303,792
6.000% due 08/15/23	96,000	98,880
Iron Mountain US Holdings Inc REIT 5.375% due 06/01/26 ~	100,000	100,875
iStar Inc REIT 4.625% due 09/15/20	100,000	101,125
5.250% due 09/15/22	250,000	256,562
6.000% due 04/01/22	100,000	102,750
6.500% due 07/01/21	105,000	107,100
Jefferies Finance LLC 6.250% due 06/03/26 ~	150,000	151,687
Kennedy-Wilson Inc 5.875% due 04/01/24	420,000	430,500
Ladder Capital Finance Holdings LLLP 5.250% due 03/15/22 ~	65,000	66,463
5.250% due 10/01/25 ~	100,000	100,500
LPL Holdings Inc 5.750% due 09/15/25 ~	430,000	441,287
Mack-Cali Realty LP REIT 3.150% due 05/15/23	100,000	92,601
MGIC Investment Corp 5.750% due 08/15/23	100,000	108,875
MGM Growth Properties Operating Partnership LP REIT 4.500% due 09/01/26	50,000	51,375
4.500% due 01/15/28	100,000	99,750
5.625% due 05/01/24	121,000	130,831
5.750% due 02/01/27 ~	590,000	636,462
MPT Operating Partnership LP REIT 5.000% due 10/15/27	220,000	227,150
5.250% due 08/01/26	550,000	575,437
6.375% due 03/01/24	100,000	104,875

	Principal Amount	Value
Nationstar Mortgage Holdings Inc 8.125% due 07/15/23 ~	$620,000	$633,950
9.125% due 07/15/26 ~	180,000	183,150
Nationstar Mortgage LLC 6.500% due 07/01/21	75,000	75,302
Navient Corp 5.500% due 01/25/23	750,000	773,437
5.625% due 08/01/33	200,000	167,500
5.875% due 03/25/21	600,000	624,384
6.125% due 03/25/24	100,000	103,000
6.500% due 06/15/22	121,000	128,834
6.625% due 07/26/21	145,000	153,881
6.750% due 06/25/25	85,000	88,188
6.750% due 06/15/26	100,000	104,000
7.250% due 09/25/23	100,000	107,125
Newmark Group Inc 6.125% due 11/15/23	175,000	185,221
NFP Corp 6.875% due 07/15/25 ~	108,000	107,293
Ocwen Loan Servicing LLC 8.375% due 11/15/22 ~	75,000	63,000
Oxford Finance LLC 6.375% due 12/15/22 ~	25,000	25,750
Provident Funding Associates LP 6.375% due 06/15/25 ~	225,000	212,625
Quicken Loans Inc 5.250% due 01/15/28 ~	200,000	199,750
5.750% due 05/01/25 ~	467,000	483,196
Radian Group Inc 4.500% due 10/01/24	300,000	308,787
4.875% due 03/15/27	150,000	151,312
RBS Capital Trust II (United Kingdom) 6.425% due 01/03/34	100,000	127,750
Realogy Group LLC 4.875% due 06/01/23 ~	250,000	226,250
5.250% due 12/01/21 ~	100,000	96,500
9.375% due 04/01/27 ~	128,000	112,800
RHP Hotel Properties LP REIT 5.000% due 04/15/21	50,000	50,188
5.000% due 04/15/23	100,000	101,875
Royal Bank of Scotland Group PLC (United Kingdom) 7.648% due 09/30/31	50,000	65,375
SBA Communications Corp REIT 4.000% due 10/01/22	300,000	305,625
4.875% due 07/15/22	200,000	202,750
4.875% due 09/01/24	200,000	206,750
Senior Housing Properties Trust 4.750% due 02/15/28	200,000	194,295
Senior Housing Properties Trust REIT 4.750% due 05/01/24	100,000	101,229
Springleaf Finance Corp 5.625% due 03/15/23	125,000	133,125
6.125% due 05/15/22	190,000	204,725
6.125% due 03/15/24	754,000	812,435
6.625% due 01/15/28	60,000	63,150
6.875% due 03/15/25	270,000	296,320
7.125% due 03/15/26	210,000	229,887
7.750% due 10/01/21	325,000	356,687
8.250% due 12/15/20	325,000	349,781
8.250% due 10/01/23	102,000	118,728
Standard Chartered PLC (United Kingdom) 7.014% due 07/30/37 ~	100,000	109,341
Starwood Property Trust Inc REIT 3.625% due 02/01/21	95,000	95,000
4.750% due 03/15/25	138,000	139,725
5.000% due 12/15/21	305,000	314,150
Stearns Holdings LLC 9.375% due 08/15/20 ~	49,000	46,795

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-47

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Synovus Financial Corp 5.750% due 12/15/25	$50,000	$51,125
5.900% due 02/07/29	100,000	103,750
The GEO Group Inc REIT 5.125% due 04/01/23	300,000	270,000
5.875% due 10/15/24	150,000	132,750
The Howard Hughes Corp 5.375% due 03/15/25 ~	310,000	321,842
TMX Finance LLC 11.125% due 04/01/23 ~	200,000	189,750
UniCredit SPA (Italy) 5.861% due 06/19/32 ~	400,000	383,437
7.296% due 04/02/34 ~	450,000	477,547
Uniti Group LP REIT 6.000% due 04/15/23 ~	100,000	95,250
7.125% due 12/15/24 ~	150,000	135,375
8.250% due 10/15/23	314,000	292,805
USI Inc 6.875% due 05/01/25 ~	105,000	104,213
VFH Parent LLC 6.750% due 06/15/22 ~	165,000	171,051
VICI Properties 1 LLC REIT 8.000% due 10/15/23	97,500	107,859
Voyager Aviation Holdings LLC 8.500% due 08/15/21 ~	115,000	117,013
Washington Prime Group LP REIT 5.950% due 08/15/24	350,000	332,937
WeWork Cos Inc 7.875% due 05/01/25 ~	230,000	228,068

		37,112,632

Industrial - 10.2%

Advanced Disposal Services Inc 5.625% due 11/15/24 ~	100,000	105,125
AECOM 5.125% due 03/15/27	165,000	172,425
5.875% due 10/15/24	400,000	434,700
AECOM Global II LLC 5.000% due 04/01/22	50,000	51,625
American Woodmark Corp 4.875% due 03/15/26 ~	100,000	99,250
Amsted Industries Inc 5.625% due 07/01/27 ~	150,000	156,750
Apex Tool Group LLC 9.000% due 02/15/23 ~	100,000	89,750
Arconic Inc 5.125% due 10/01/24	1,075,000	1,136,044
5.400% due 04/15/21	150,000	155,544
5.900% due 02/01/27	50,000	54,485
5.950% due 02/01/37	139,000	144,686
6.150% due 08/15/20	250,000	258,814
ARD Finance SA (Luxembourg) 7.125% Cash or 7.875% PIK due 09/15/23	200,000	205,500
Ardagh Packaging Finance PLC (Ireland) 4.250% due 09/15/22 ~	240,000	243,000
4.625% due 05/15/23 ~	200,000	203,750
6.000% due 02/15/25 ~	800,000	830,000
7.250% due 05/15/24 ~	250,000	264,375
Associated Materials LLC 9.000% due 01/01/24 ~	100,000	95,250
ATS Automation Tooling Systems Inc (Canada) 6.500% due 06/15/23 ~	86,000	89,010
Ball Corp 4.000% due 11/15/23	71,000	73,574
4.375% due 12/15/20	60,000	61,470
4.875% due 03/15/26	265,000	282,225
5.000% due 03/15/22	600,000	632,250
5.250% due 07/01/25	190,000	206,150

	Principal Amount	Value
BBA US Holdings Inc 5.375% due 05/01/26 ~	$65,000	$68,088
Berry Global Escrow Corp 4.875% due 07/15/26 ~	317,000	324,529
5.625% due 07/15/27 ~	152,000	158,460
Berry Global Inc 4.500% due 02/15/26 ~	150,000	148,312
5.125% due 07/15/23	225,000	230,861
5.500% due 05/15/22	200,000	203,000
BMC East LLC 5.500% due 10/01/24 ~	100,000	101,750
Boise Cascade Co 5.625% due 09/01/24 ~	100,000	102,500
Bombardier Inc (Canada) 5.750% due 03/15/22 ~	100,000	101,875
6.000% due 10/15/22 ~	350,000	353,251
6.125% due 01/15/23 ~	325,000	330,281
7.500% due 12/01/24 ~	264,000	269,940
7.500% due 03/15/25 ~	700,000	704,585
7.875% due 04/15/27 ~	662,000	664,482
Brand Industrial Services Inc 8.500% due 07/15/25 ~	317,000	288,866
Builders FirstSource Inc 5.625% due 09/01/24 ~	175,000	181,023
6.750% due 06/01/27 ~	100,000	106,000
BWX Technologies Inc 5.375% due 07/15/26 ~	100,000	103,745
CIMPOR Financial Operations BV (Brazil) 5.750% due 07/17/24 ~	200,000	176,250
Clean Harbors Inc 4.875% due 07/15/27 # ~	60,000	61,131
5.125% due 06/01/21	153,000	153,382
5.125% due 07/15/29 # ~	100,000	102,250
Cleaver-Brooks Inc 7.875% due 03/01/23 ~	90,000	86,531
Cloud Crane LLC 10.125% due 08/01/24 ~	65,000	70,038
Colfax Corp 6.000% due 02/15/24 ~	230,000	244,087
6.375% due 02/15/26 ~	100,000	107,375
Cornerstone Building Brands Inc 8.000% due 04/15/26 ~	245,000	239,487
Covanta Holding Corp 5.875% due 03/01/24	50,000	51,625
5.875% due 07/01/25	100,000	104,375
6.000% due 01/01/27	225,000	236,250
CPG Merger Sub LLC 8.000% due 10/01/21 ~	50,000	50,938
Crown Americas LLC 4.250% due 09/30/26	150,000	153,562
4.500% due 01/15/23	112,000	116,900
4.750% due 02/01/26	505,000	520,150
Energizer Holdings Inc 5.500% due 06/15/25 ~	63,000	63,945
6.375% due 07/15/26 ~	100,000	103,000
7.750% due 01/15/27 ~	315,000	341,721
EnPro Industries Inc 5.750% due 10/15/26	100,000	102,500
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	45,000	40,950
7.875% due 07/15/26 ~	310,000	286,750
Fly Leasing Ltd (Ireland) 6.375% due 10/15/21	200,000	205,250
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/25 ~	75,000	77,438
6.750% due 03/15/22 ~	195,000	203,044
frontdoor Inc 6.750% due 08/15/26 ~	100,000	106,750

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-48

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
FXI Holdings Inc 7.875% due 11/01/24 ~	$275,000	$257,125
Gates Global LLC 6.000% due 07/15/22 ~	124,000	124,233
GFL Environmental Inc (Canada) 5.375% due 03/01/23 ~	90,000	89,550
7.000% due 06/01/26 ~	300,000	307,875
8.500% due 05/01/27 ~	148,000	159,655
Global Ship Lease Inc (United Kingdom) 9.875% due 11/15/22 ~	200,000	201,000
Graphic Packaging International LLC 4.125% due 08/15/24	100,000	102,000
4.750% due 04/15/21	50,000	51,063
4.750% due 07/15/27 ~	200,000	205,750
Great Lakes Dredge & Dock Corp 8.000% due 05/15/22	100,000	106,125
Greif Inc 6.500% due 03/01/27 ~	90,000	93,150
Griffon Corp 5.250% due 03/01/22	367,000	367,228
Grinding Media Inc 7.375% due 12/15/23 ~	240,000	231,000
Hornbeck Offshore Services Inc 5.000% due 03/01/21	100,000	54,000
Ingram Micro Inc 5.450% due 12/15/24	250,000	255,553
International Airport Finance SA (Spain) 12.000% due 03/15/33 ~	200,000	223,000
Intertape Polymer Group Inc (Canada) 7.000% due 10/15/26 ~	60,000	62,175
Itron Inc 5.000% due 01/15/26 ~	25,000	25,625
James Hardie International Finance DAC (Ireland) 4.750% due 01/15/25 ~	200,000	205,000
JELD-WEN Inc 4.625% due 12/15/25 ~	100,000	98,375
4.875% due 12/15/27 ~	100,000	97,000
JPW Industries Holding Corp 9.000% due 10/01/24 ~	50,000	47,375
Koppers Inc 6.000% due 02/15/25 ~	200,000	188,500
Kratos Defense & Security Solutions Inc 6.500% due 11/30/25 ~	50,000	53,875
LABL Escrow Issuer LLC 6.750% due 07/15/26 # ~	185,000	187,405
10.500% due 07/15/27 # ~	375,000	375,937
Leonardo US Holdings Inc (Italy) 6.250% due 01/15/40 ~	150,000	147,000
Louisiana-Pacific Corp 4.875% due 09/15/24	45,000	45,844
LSB Industries Inc 9.625% due 05/01/23 ~	150,000	153,375
Masonite International Corp 5.625% due 03/15/23 ~	263,000	271,876
5.750% due 09/15/26 ~	75,000	77,438
MasTec Inc 4.875% due 03/15/23	100,000	101,750
Mauser Packaging Solutions Holding Co 5.500% due 04/15/24 ~	485,000	487,122
7.250% due 04/15/25 ~	355,000	343,462
Michael Baker International LLC 8.750% due 03/01/23 ~	50,000	51,125
Mueller Water Products Inc 5.500% due 06/15/26 ~	100,000	103,500
Multi-Color Corp 4.875% due 11/01/25 ~	253,000	266,599
6.125% due 12/01/22 ~	100,000	103,375
Navios Maritime Acquisition Corp 8.125% due 11/15/21 ~	250,000	200,000

	Principal Amount	Value
Navios Maritime Holdings Inc (Greece) 7.375% due 01/15/22 ~	$157,000	$107,153
New Enterprise Stone & Lime Co Inc 6.250% due 03/15/26 ~	100,000	101,750
10.125% due 04/01/22 ~	125,000	128,438
Norbord Inc (Canada) 5.750% due 07/15/27 ~	125,000	126,563
6.250% due 04/15/23 ~	100,000	106,000
Northwest Hardwoods Inc 7.500% due 08/01/21 ~	100,000	61,500
OI European Group BV 4.000% due 03/15/23 ~	100,000	100,750
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	100,000	102,875
5.375% due 01/15/25 ~	48,000	50,220
5.875% due 08/15/23 ~	160,000	173,168
6.375% due 08/15/25 ~	300,000	328,500
Pactiv LLC 7.950% due 12/15/25	100,000	109,625
8.375% due 04/15/27	100,000	109,000
PGT Escrow Issuer Inc 6.750% due 08/01/26 ~	50,000	53,063
Pioneer Holdings LLC (United Kingdom) 9.000% due 11/01/22 ~	50,000	51,500
Plastipak Holdings Inc 6.250% due 10/15/25 ~	50,000	45,500
RBS Global Inc 4.875% due 12/15/25 ~	176,000	178,640
Resideo Funding Inc 6.125% due 11/01/26 ~	90,000	93,825
Reynolds Group Issuer Inc 5.125% due 07/15/23 ~	1,005,000	1,026,356
5.750% due 10/15/20	324,651	325,869
6.875% due 02/15/21	51,981	52,176
7.000% due 07/15/24 ~	225,000	233,076
Sealed Air Corp 4.875% due 12/01/22 ~	100,000	105,250
5.125% due 12/01/24 ~	50,000	52,750
5.250% due 04/01/23 ~	100,000	105,500
5.500% due 09/15/25 ~	450,000	480,375
6.500% due 12/01/20 ~	25,000	25,938
6.875% due 07/15/33 ~	54,000	60,429
Sensata Technologies BV 4.875% due 10/15/23 ~	100,000	104,625
5.000% due 10/01/25 ~	250,000	261,875
Silgan Holdings Inc 4.750% due 03/15/25	100,000	101,250
SPX FLOW Inc 5.625% due 08/15/24 ~	100,000	104,750
Standard Industries Inc 4.750% due 01/15/28 ~	374,000	372,130
5.000% due 02/15/27 ~	100,000	101,500
5.375% due 11/15/24 ~	400,000	415,500
5.500% due 02/15/23 ~	150,000	154,500
6.000% due 10/15/25 ~	200,000	213,250
Stericycle Inc 5.375% due 07/15/24 ~	101,000	105,683
Stevens Holding Co Inc 6.125% due 10/01/26 ~	100,000	105,750
Summit Materials LLC 5.125% due 06/01/25 ~	100,000	100,500
6.125% due 07/15/23	200,000	203,500
6.500% due 03/15/27 ~	175,000	182,437
Teekay Offshore Partners LP 8.500% due 07/15/23 ~	110,000	108,814
Tennant Co 5.625% due 05/01/25	100,000	103,750
Terex Corp 5.625% due 02/01/25 ~	80,000	81,100

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-49

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Tervita Corp (Canada) 7.625% due 12/01/21 ~	$200,000	$204,442
The ADT Security Corp 3.500% due 07/15/22	650,000	650,812
4.875% due 07/15/32 ~	200,000	173,500
6.250% due 10/15/21	100,000	106,250
The Kenan Advantage Group Inc 7.875% due 07/31/23 ~	50,000	45,250
The Manitowoc Co Inc 9.000% due 04/01/26 ~	125,000	125,313
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	130,000	117,325
TransDigm Inc 6.000% due 07/15/22	100,000	101,250
6.250% due 03/15/26 ~	1,205,000	1,263,744
6.375% due 06/15/26	151,000	153,454
6.500% due 07/15/24	120,000	121,950
6.500% due 05/15/25	700,000	710,500
7.500% due 03/15/27 ~	190,000	198,787
TransDigm UK Holdings PLC 6.875% due 05/15/26	235,000	238,378
TriMas Corp 4.875% due 10/15/25 ~	100,000	101,438
Trinity Industries Inc 4.550% due 10/01/24	175,000	173,259
Triumph Group Inc 4.875% due 04/01/21	60,000	59,400
5.250% due 06/01/22	250,000	246,250
7.750% due 08/15/25	67,000	64,990
Tutor Perini Corp 6.875% due 05/01/25 ~	165,000	158,400
US Concrete Inc 6.375% due 06/01/24	200,000	209,500
USG Corp 4.875% due 06/01/27 ~	25,000	25,313
5.500% due 03/01/25 ~	100,000	101,375
Vertiv Group Corp 9.250% due 10/15/24 ~	225,000	216,562
Vertiv Intermediate Holding Corp 12.000% Cash or 13.000% PIK due 02/15/22 ~	65,000	62,969
Waste Pro USA Inc 5.500% due 02/15/26 ~	190,000	195,225
Weekley Homes LLC 6.625% due 08/15/25	100,000	99,250
Welbilt Inc 9.500% due 02/15/24	100,000	108,625
WESCO Distribution Inc 5.375% due 12/15/21	100,000	101,125
5.375% due 06/15/24	50,000	51,500
XPO Logistics Inc 6.125% due 09/01/23 ~	60,000	62,325
6.500% due 06/15/22 ~	191,000	195,297
6.750% due 08/15/24 ~	575,000	614,531
Zekelman Industries Inc 9.875% due 06/15/23 ~	75,000	79,219

		35,469,230

Technology - 5.0%

ACI Worldwide Inc 5.750% due 08/15/26 ~	115,000	120,353
Advanced Micro Devices Inc 7.000% due 07/01/24	100,000	103,885
7.500% due 08/15/22	100,000	113,250
Amkor Technology Inc 6.625% due 09/15/27 ~	150,000	149,828
Ascend Learning LLC 6.875% due 08/01/25 ~	95,000	97,138
Banff Merger Sub Inc 9.750% due 09/01/26 ~	440,000	383,900

	Principal Amount	Value
Blackboard Inc 9.750% due 10/15/21 ~	$50,000	$48,500
Camelot Finance SA 7.875% due 10/15/24 ~	95,000	100,106
CDK Global Inc 4.875% due 06/01/27	155,000	160,478
5.000% due 10/15/24	50,000	52,500
5.250% due 05/15/29 ~	46,000	47,725
5.875% due 06/15/26	225,000	239,063
CDW LLC 5.000% due 09/01/23	100,000	102,250
5.000% due 09/01/25	305,000	318,534
5.500% due 12/01/24	100,000	107,400
Change Healthcare Holdings LLC 5.750% due 03/01/25 ~	295,000	300,531
Dell Inc 4.625% due 04/01/21	100,000	103,123
5.400% due 09/10/40	100,000	95,000
Dell International LLC 5.875% due 06/15/21 ~	426,000	433,218
7.125% due 06/15/24 ~	200,000	211,146
Diebold Nixdorf Inc 8.500% due 04/15/24	100,000	89,000
Donnelley Financial Solutions Inc 8.250% due 10/15/24	50,000	51,875
EMC Corp 3.375% due 06/01/23	870,000	865,884
Entegris Inc 4.625% due 02/10/26 ~	202,000	204,525
Everi Payments Inc 7.500% due 12/15/25 ~	100,000	104,750
Exela Intermediate LLC 10.000% due 07/15/23 ~	305,000	249,338
Fair Isaac Corp 5.250% due 05/15/26 ~	100,000	105,500
First Data Corp 5.000% due 01/15/24 ~	355,000	363,919
5.375% due 08/15/23 ~	200,000	203,850
5.750% due 01/15/24 ~	1,000,000	1,030,000
Genesys Telecommunications Laboratories Inc 10.000% due 11/30/24 ~	195,000	212,306
Harland Clarke Holdings Corp 8.375% due 08/15/22 ~	245,000	209,169
9.250% due 03/01/21 ~	200,000	195,500
Infor US Inc 6.500% due 05/15/22	651,000	664,899
Informatica LLC 7.125% due 07/15/23 ~	151,000	154,046
IQVIA Inc 4.875% due 05/15/23 ~	340,000	349,350
5.000% due 10/15/26 ~	200,000	208,000
5.000% due 05/15/27 ~	200,000	207,000
j2 Cloud Services LLC 6.000% due 07/15/25 ~	85,000	89,356
Leidos Holdings Inc 4.450% due 12/01/20	100,000	102,044
MSCI Inc 4.750% due 08/01/26 ~	155,000	161,200
5.250% due 11/15/24 ~	345,000	357,937
5.375% due 05/15/27 ~	150,000	160,875
5.750% due 08/15/25 ~	151,000	159,305
NCR Corp 4.625% due 02/15/21	145,000	145,725
5.000% due 07/15/22	413,000	418,559
5.875% due 12/15/21	50,000	50,837
6.375% due 12/15/23	144,000	148,860
Nuance Communications Inc 5.625% due 12/15/26	180,000	188,154
6.000% due 07/01/24	100,000	103,875

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-50

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
Open Text Corp (Canada) 5.625% due 01/15/23 ~	$180,000	$185,850
5.875% due 06/01/26 ~	408,000	432,602
Pitney Bowes Inc 3.875% due 09/15/20	100,000	100,222
3.875% due 10/01/21	200,000	197,000
4.625% due 03/15/24	30,000	27,225
4.950% due 04/01/23	300,000	284,814
PTC Inc 6.000% due 05/15/24	115,000	120,750
Qorvo Inc 5.500% due 07/15/26	295,000	312,936
Rackspace Hosting Inc 8.625% due 11/15/24 ~	365,000	336,712
Riverbed Technology Inc 8.875% due 03/01/23 ~	145,000	97,513
RP Crown Parent LLC 7.375% due 10/15/24 ~	100,000	104,500
Sensata Technologies UK Financing Co PLC 6.250% due 02/15/26 ~	350,000	373,625
Solera LLC 10.500% due 03/01/24 ~	270,000	293,288
Sophia LP 9.000% due 09/30/23 ~	100,000	103,625
SS&C Technologies Inc 5.500% due 09/30/27 ~	568,000	590,365
Tempo Acquisition LLC 6.750% due 06/01/25 ~	220,000	227,700
The Dun & Bradstreet Corp 6.875% due 08/15/26 ~	245,000	259,700
10.250% due 02/15/27 ~	250,000	266,250
TIBCO Software Inc 11.375% due 12/01/21 ~	145,000	154,153
Veritas US Inc 7.500% due 02/01/23 ~	200,000	188,000
10.500% due 02/01/24 ~	200,000	172,500
Western Digital Corp 4.750% due 02/15/26	650,000	639,307
Xerox Corp 4.125% due 03/15/23	840,000	859,244
4.500% due 05/15/21	200,000	205,186
6.750% due 12/15/39	100,000	99,989

		17,476,622

Utilities - 2.4%

AES Corp 4.000% due 03/15/21	15,000	15,300
4.500% due 03/15/23	30,000	30,900
4.875% due 05/15/23	202,000	206,048
5.125% due 09/01/27	176,000	186,120
5.500% due 04/15/25	593,000	617,461
AmeriGas Partners LP 5.500% due 05/20/25	65,000	68,738
5.625% due 05/20/24	90,000	96,300
5.750% due 05/20/27	100,000	105,500
5.875% due 08/20/26	515,000	548,475
Calpine Corp 5.250% due 06/01/26 ~	500,000	510,625
5.375% due 01/15/23	450,000	456,187
5.500% due 02/01/24	100,000	99,375
5.750% due 01/15/25	425,000	423,406
5.875% due 01/15/24 ~	75,000	76,875
6.000% due 01/15/22 ~	100,000	100,875
Clearway Energy Operating LLC 5.375% due 08/15/24	150,000	153,375
5.750% due 10/15/25 ~	300,000	305,625
Drax Finco PLC (United Kingdom) 6.625% due 11/01/25 ~	250,000	256,767

	Principal Amount	Value
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	$50,000	$46,531
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	85,000	85,531
4.250% due 09/15/24 ~	136,000	137,231
4.500% due 09/15/27 ~	158,000	156,618
NRG Energy Inc 5.250% due 06/15/29 ~	81,000	86,468
5.750% due 01/15/28	197,000	212,021
6.625% due 01/15/27	270,000	294,300
7.250% due 05/15/26	655,000	723,775
Rockpoint Gas Storage Canada Ltd (Canada) 7.000% due 03/31/23 ~	100,000	101,875
Talen Energy Supply LLC 6.500% due 06/01/25	428,000	360,590
6.625% due 01/15/28 # ~	150,000	149,625
7.250% due 05/15/27 ~	79,000	81,173
10.500% due 01/15/26 ~	100,000	100,000
Terraform Global Operating LLC 6.125% due 03/01/26 ~	100,000	100,750
Vistra Energy Corp 5.875% due 06/01/23	300,000	307,875
Vistra Operations Co LLC 5.000% due 07/31/27 ~	253,000	262,322
5.500% due 09/01/26 ~	150,000	158,812
5.625% due 02/15/27 ~	750,000	796,875

		8,420,324

Total Corporate Bonds & Notes (Cost $340,949,400)		343,550,931

	Shares

SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio, 2.260%	3,263,913	3,263,913

Total Short-Term Investment (Cost $3,263,913)		3,263,913

TOTAL INVESTMENTS - 99.2% (Cost $344,213,313)		346,814,844

OTHER ASSETS & LIABILITIES, NET - 0.8%		2,737,241

NET ASSETS - 100.0%		$349,552,085

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Communications	20.4%
Consumer, Non-Cyclical	16.1%
Consumer, Cyclical	15.1%
Energy	13.2%
Financial	10.6%
Industrial	10.2%
Basic Materials	5.2%
Technology	5.0%
Others (each less than 3.0%)	3.4%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-51

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$343,550,931	$-	$343,550,931	$-
	Short-Term Investment	3,263,913	3,263,913	-	-

	Total	$346,814,844	$3,263,913	$343,550,931	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-52

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%

Basic Materials - 0.9%

Air Products & Chemicals Inc	1,641	$371,473
Axalta Coating Systems Ltd *	3,275	97,497
CF Industries Holdings Inc	1,102	51,474
Ecolab Inc	13,010	2,568,694
Element Solutions Inc *	4,458	46,096
NewMarket Corp	324	129,905
PPG Industries Inc	3,990	465,673
Royal Gold Inc	1,066	109,254
RPM International Inc	1,044	63,799
Southern Copper Corp (Peru)	3,071	119,308
The Sherwin-Williams Co	4,287	1,964,689
Versum Materials Inc	5,579	287,765
WR Grace & Co	2,879	219,121

		6,494,748

Communications - 20.4%

Alphabet Inc ‘A’ *	15,457	16,736,840
Alphabet Inc ‘C’ *	15,691	16,960,559
Altice USA Inc ‘A’ *	17,175	418,211
Amazon.com Inc *	21,352	40,432,788
AMC Networks Inc ‘A’ *	2,271	123,747
Anaplan Inc *	4,132	208,542
Arista Networks Inc *	3,056	793,399
Booking Holdings Inc *	2,230	4,180,603
Cable One Inc	224	262,302
CBS Corp ‘B’	15,363	766,614
CDW Corp	7,412	822,732
Charter Communications Inc ‘A’ *	4,844	1,914,252
Cisco Systems Inc	227,439	12,447,736
Comcast Corp ‘A’	109,281	4,620,401
Corning Inc	12,739	423,317
eBay Inc	42,561	1,681,159
Etsy Inc *	6,245	383,256
Expedia Group Inc	6,154	818,667
F5 Networks Inc *	2,852	415,337
Facebook Inc ‘A’ *	123,377	23,811,761
FactSet Research Systems Inc	1,950	558,792
FireEye Inc *	10,042	148,722
Fox Corp ‘A’ *	1,716	62,874
Fox Corp ‘B’ *	797	29,114
GoDaddy Inc ‘A’ *	9,065	635,910
GrubHub Inc *	4,762	371,388
IAC/InterActiveCorp *	2,226	484,222
Lyft Inc ‘A’ *	217	14,259
Match Group Inc	2,812	189,163
Motorola Solutions Inc	6,273	1,045,897
Netflix Inc *	21,743	7,986,639
Nexstar Media Group Inc ‘A’	1,745	176,245
Okta Inc *	5,264	650,157
Omnicom Group Inc	5,984	490,389
Pagerduty Inc *	506	23,807
Palo Alto Networks Inc *	4,755	968,879
Proofpoint Inc *	2,768	332,852
RingCentral Inc ‘A’ *	3,655	420,033
Roku Inc *	4,281	387,773
Sinclair Broadcast Group Inc ‘A’	2,844	152,524
Sirius XM Holdings Inc	73,020	407,452
Spotify Technology SA *	6,082	889,310
Switch Inc ‘A’	3,459	45,278
T-Mobile US Inc *	8,424	624,555
The Interpublic Group of Cos Inc	1,543	34,856
The New York Times Co ‘A’	1,534	50,039
The Trade Desk Inc ‘A’ *	1,973	449,410
TripAdvisor Inc *	4,898	226,728
Twitter Inc *	38,826	1,355,027
Uber Technologies Inc *	982	45,545
Ubiquiti Networks Inc	817	107,436

	Shares	Value
VeriSign Inc *	3,727	$779,539
Wayfair Inc ‘A’ *	3,197	466,762
World Wrestling Entertainment Inc ‘A’	2,191	158,212
Zayo Group Holdings Inc *	11,629	382,710
Zendesk Inc *	5,629	501,150
Zscaler Inc *	3,096	237,277

		150,113,148

Consumer, Cyclical - 9.2%

Advance Auto Parts Inc	845	130,248
Alaska Air Group Inc	2,786	178,053
Allison Transmission Holdings Inc	5,807	269,154
American Airlines Group Inc	2,030	66,198
Aptiv PLC	889	71,858
AutoZone Inc *	1,278	1,405,123
Best Buy Co Inc	2,421	168,816
Burlington Stores Inc *	3,348	569,662
Capri Holdings Ltd *	3,043	105,531
CarMax Inc *	4,047	351,401
Carter’s Inc	1,025	99,979
Carvana Co *	1,995	124,867
Casey’s General Stores Inc	464	72,379
Chipotle Mexican Grill Inc *	1,318	965,936
Choice Hotels International Inc	748	65,084
Columbia Sportswear Co	984	98,557
Copart Inc *	10,182	761,003
Costco Wholesale Corp	22,683	5,994,210
Darden Restaurants Inc	6,344	772,255
Delta Air Lines Inc	6,042	342,884
Dolby Laboratories Inc ‘A’	421	27,197
Dollar General Corp	12,576	1,699,772
Dollar Tree Inc *	6,587	707,378
Domino’s Pizza Inc	2,128	592,180
Dunkin’ Brands Group Inc	3,973	316,489
Fastenal Co	26,674	869,306
Five Below Inc *	2,877	345,298
Floor & Decor Holdings Inc ‘A’ *	3,463	145,100
Hanesbrands Inc	14,371	247,469
Hasbro Inc	5,984	632,389
Hilton Grand Vacations Inc *	644	20,492
Hilton Worldwide Holdings Inc	14,814	1,447,920
IAA Inc *	6,480	251,294
JetBlue Airways Corp *	1,332	24,629
KAR Auction Services Inc	6,480	162,000
L Brands Inc	1,793	46,797
Las Vegas Sands Corp	8,413	497,124
Lennar Corp ‘A’	5,981	289,839
Lennar Corp ‘B’	384	14,788
Live Nation Entertainment Inc *	6,648	440,430
LKQ Corp *	2,282	60,724
Lowe’s Cos Inc	41,142	4,151,639
Lululemon Athletica Inc *	6,084	1,096,398
Marriott International Inc ‘A’	14,311	2,007,690
Mattel Inc *	11,917	133,590
McDonald’s Corp	6,378	1,324,456
MGM Resorts International	2,065	58,997
NIKE Inc ‘B’	63,675	5,345,516
Nordstrom Inc	5,571	177,492
Norwegian Cruise Line Holdings Ltd *	2,196	117,772
NVR Inc *	162	545,981
O’Reilly Automotive Inc *	3,992	1,474,325
Ollie’s Bargain Outlet Holdings Inc *	2,651	230,929
Planet Fitness Inc ‘A’ *	4,267	309,102
Polaris Industries Inc	2,654	242,124
Pool Corp	1,992	380,472
Ross Stores Inc	18,552	1,838,874
Six Flags Entertainment Corp	381	18,928
Skechers U.S.A. Inc ‘A’ *	2,451	77,182
Southwest Airlines Co	14,976	760,481
Starbucks Corp	62,509	5,240,129
Target Corp	1,333	115,451

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-53

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Tempur Sealy International Inc *	2,323	$170,439
Tesla Inc *	7,252	1,620,532
The Home Depot Inc	32,433	6,745,091
The Madison Square Garden Co ‘A’ *	93	26,034
The Scotts Miracle-Gro Co	1,990	196,015
The TJX Cos Inc	62,664	3,313,672
The Toro Co	5,521	369,355
The Wendy’s Co	9,483	185,677
Tractor Supply Co	6,267	681,850
Ulta Beauty*	2,910	1,009,450
Under Armour Inc ‘A’ *	6,365	161,353
Under Armour Inc ‘C’ *	6,566	145,765
United Arilines Holdings Inc *	2,671	233,846
Vail Resorts Inc	1,849	412,660
VF Corp	15,864	1,385,720
WABCO Holdings Inc *	2,207	292,648
Williams-Sonoma Inc	832	54,080
WW Grainger Inc	2,283	612,369
Wyndham Hotels & Resorts Inc	1,465	81,659
Wynn Resorts Ltd	4,174	517,534
Yum China Holdings Inc (China)	15,063	695,911
Yum! Brands Inc	14,038	1,553,585

		67,564,586

Consumer, Non-Cyclical - 21.8%

2U Inc *	1,060	39,898
Abbott Laboratories	38,493	3,237,261
AbbVie Inc	76,339	5,551,372
ABIOMED Inc *	2,306	600,690
Agios Pharmaceuticals Inc *	284	14,166
Alexion Pharmaceuticals Inc *	8,424	1,103,375
Align Technology Inc *	4,083	1,117,517
Alnylam Pharmaceuticals Inc *	4,669	338,783
Altria Group Inc	47,131	2,231,653
AmerisourceBergen Corp	7,870	670,996
Amgen Inc	28,962	5,337,117
Anthem Inc	3,878	1,094,410
Automatic Data Processing Inc	22,473	3,715,461
Avalara Inc *	2,147	155,013
Avery Dennison Corp	4,059	469,545
Baxter International Inc	11,698	958,066
Becton Dickinson and Co	1,160	292,332
Bio-Techne Corp	1,897	395,505
Biogen Inc *	3,424	800,771
BioMarin Pharmaceutical Inc *	9,224	790,036
Booz Allen Hamilton Holding Corp	7,029	465,390
Boston Scientific Corp *	71,654	3,079,689
Bright Horizons Family Solutions Inc *	2,991	451,252
Bristol-Myers Squibb Co	34,620	1,570,017
Brown-Forman Corp ‘A’	2,413	132,715
Brown-Forman Corp ‘B’	8,275	458,683
Bruker Corp	5,217	260,589
Campbell Soup Co	4,896	196,183
Cantel Medical Corp	1,082	87,252
Celgene Corp *	36,320	3,357,421
Centene Corp *	17,631	924,570
Charles River Laboratories International Inc *	2,533	359,433
Chemed Corp	806	290,837
Church & Dwight Co Inc	12,685	926,766
Cigna Corp	5,881	926,552
Cintas Corp	4,402	1,044,551
CoreLogic Inc *	232	9,705
CoStar Group Inc *	1,844	1,021,687
Danaher Corp	1,703	243,393
DexCom Inc *	4,692	703,049
Edwards Lifesciences Corp *	10,708	1,978,196
Eli Lilly & Co	44,398	4,918,854
Encompass Health Corp	2,552	161,695
Equifax Inc	5,253	710,416
Euronet Worldwide Inc *	2,607	438,602
Exact Sciences Corp *	6,586	777,411

	Shares	Value
Exelixis Inc *	6,290	$134,417
FleetCor Technologies Inc *	4,388	1,232,370
Gartner Inc *	4,468	719,080
Gilead Sciences Inc	9,481	640,536
Global Payments Inc	8,074	1,292,890
Grand Canyon Education Inc *	227	26,563
Guardant Health Inc *	1,726	149,006
H&R Block Inc	1,616	47,349
HCA Healthcare Inc	8,311	1,123,398
Henry Schein Inc *	973	68,013
Herbalife Nutrition Ltd *	879	37,586
Hill-Rom Holdings Inc	1,780	186,224
Hologic Inc *	11,089	532,494
Horizon Therapeutics PLC *	1,063	25,576
Humana Inc	2,987	792,451
ICU Medical Inc *	302	76,077
IDEXX Laboratories Inc *	4,372	1,203,743
IHS Markit Ltd *	12,839	818,101
Illumina Inc *	7,557	2,782,110
Incyte Corp *	9,181	780,018
Insulet Corp *	3,049	363,990
Intuitive Surgical Inc *	5,912	3,101,140
Ionis Pharmaceuticals Inc *	6,634	426,367
IQVIA Holdings Inc *	3,959	637,003
Jazz Pharmaceuticals PLC * (Ireland)	2,533	361,104
Johnson & Johnson	20,708	2,884,210
Kellogg Co	4,861	260,404
Laboratory Corp of America Holdings *	326	56,365
Lamb Weston Holdings Inc	1,908	120,891
MarketAxess Holdings Inc	1,888	606,841
Masimo Corp *	2,461	366,246
McCormick & Co Inc	4,096	634,921
McKesson Corp	1,088	146,216
Merck & Co Inc	126,062	10,570,299
Moderna Inc *	1,465	21,448
Molina Healthcare Inc *	2,499	357,707
Monster Beverage Corp *	19,924	1,271,749
Moody’s Corp	8,477	1,655,643
Morningstar Inc	999	144,495
Nektar Therapeutics *	1,323	47,072
Neurocrine Biosciences Inc *	4,682	395,301
Nielsen Holdings PLC	2,239	50,601
Paylocity Holding Corp *	1,633	153,208
PayPal Holdings Inc *	60,660	6,943,144
Penumbra Inc *	1,590	254,400
PepsiCo Inc	60,741	7,964,967
Pilgrim’s Pride Corp *	949	24,095
Post Holdings Inc *	1,502	156,163
PRA Health Sciences Inc *	3,049	302,308
Quanta Services Inc	1,669	63,739
Regeneron Pharmaceuticals Inc *	869	271,997
ResMed Inc	7,344	896,188
Robert Half International Inc	6,029	343,713
Rollins Inc	7,298	261,779
S&P Global Inc	12,695	2,891,794
Sabre Corp	2,478	55,012
Sage Therapeutics Inc *	2,598	475,668
Sarepta Therapeutics Inc *	3,671	557,808
Seattle Genetics Inc *	5,687	393,597
Service Corp International	3,288	153,813
ServiceMaster Global Holdings Inc *	1,110	57,820
Sprouts Farmers Market Inc *	2,857	53,969
Square Inc ‘A’ *	17,164	1,244,905
STERIS PLC * (Ireland)	245	36,476
Stryker Corp	17,702	3,639,177
Sysco Corp	24,597	1,739,500
Teleflex Inc	2,379	787,806
The Clorox Co	5,359	820,516
The Coca-Cola Co	134,968	6,872,571
The Cooper Cos Inc	332	111,847
The Estee Lauder Cos Inc ‘A’	11,100	2,032,521

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-54

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
The Hershey Co	6,482	$868,782
The Procter & Gamble Co	7,401	811,520
Thermo Fisher Scientific Inc	11,747	3,449,859
Total System Services Inc	9,015	1,156,354
TransUnion	9,566	703,197
TreeHouse Foods Inc *	473	25,589
United Rentals Inc *	2,870	380,648
UnitedHealth Group Inc	48,793	11,905,980
Varian Medical Systems Inc *	4,718	642,261
Verisk Analytics Inc	8,260	1,209,760
Vertex Pharmaceuticals Inc *	13,230	2,426,117
WellCare Health Plans Inc *	2,339	666,779
West Pharmaceutical Services Inc	2,907	363,811
WEX Inc *	2,184	454,490
Worldpay Inc ‘A’ *	10,863	1,331,261
Zoetis Inc	24,714	2,804,792

		160,318,591

Energy - 0.4%

Anadarko Petroleum Corp	6,783	478,609
Cabot Oil & Gas Corp	13,468	309,225
Cheniere Energy Inc *	6,901	472,374
Diamondback Energy Inc	1,723	187,755
Equitrans Midstream Corp *	1,047	20,636
ONEOK Inc	6,763	465,362
Parsley Energy Inc ‘A’ *	7,924	150,635
Pioneer Natural Resources Co	3,678	565,897

		2,650,493

Financial - 8.3%

Air Lease Corp	296	12,237
Alleghany Corp *	72	49,040
Alliance Data Systems Corp	246	34,472
American Express Co	19,703	2,432,138
American Homes 4 Rent ‘A’ REIT	5,555	135,042
American Tower Corp REIT	22,691	4,639,175
Americold Realty Trust REIT	10,075	326,632
Ameriprise Financial Inc	952	138,192
Aon PLC	12,315	2,376,549
Arch Capital Group Ltd *	2,686	99,597
Arthur J Gallagher & Co	1,965	172,114
Athene Holding Ltd ‘A’ *	3,120	134,347
Axis Capital Holdings Ltd	483	28,811
Brookfield Property REIT Inc ‘A’	4,745	89,633
Brown & Brown Inc	722	24,187
Cboe Global Markets Inc	1,410	146,118
CBRE Group Inc ‘A’ *	6,366	326,576
CIT Group Inc	398	20,911
Colony Capital Inc REIT	2,309	11,545
Comerica Inc	549	39,879
CoreSite Realty Corp REIT	1,473	169,645
Credit Acceptance Corp *	476	230,303
Crown Castle International Corp REIT	21,397	2,789,099
Discover Financial Services	5,849	453,824
E*TRADE Financial Corp	2,322	103,561
Equinix Inc REIT	4,324	2,180,550
Equity LifeStyle Properties Inc REIT	4,385	532,076
Erie Indemnity Co ‘A’	841	213,850
Evercore Inc ‘A’	748	66,250
Everest Re Group Ltd	630	155,723
Extra Space Storage Inc REIT	5,159	547,370
First Republic Bank	1,517	148,135
Interactive Brokers Group Inc ‘A’	1,014	54,959
Intercontinental Exchange Inc	11,424	981,779
Iron Mountain Inc REIT	1,608	50,330
Kemper Corp	587	50,652
Lamar Advertising Co ‘A’ REIT	4,461	360,047
Lazard Ltd ‘A’	2,057	70,740
LendingTree Inc *	388	162,972
LPL Financial Holdings Inc	4,267	348,059
Markel Corp *	52	56,659

	Shares	Value
Marsh & McLennan Cos Inc	22,969	$2,291,158
Mastercard Inc ‘A’	46,340	12,258,320
Outfront Media Inc REIT	1,102	28,421
Primerica Inc	1,532	183,763
Public Storage REIT	5,779	1,376,384
Raymond James Financial Inc	1,514	128,009
RenaissanceRe Holdings Ltd (Bermuda)	839	149,350
SBA Communications Corp REIT *	5,769	1,297,102
SEI Investments Co	3,166	177,613
Signature Bank	1,370	165,551
Simon Property Group Inc REIT	14,046	2,243,989
Sun Communities Inc REIT	1,022	131,010
SVB Financial Group *	198	44,469
Synchrony Financial	9,623	333,629
Synovus Financial Corp	581	20,335
T Rowe Price Group Inc	3,424	375,647
TD Ameritrade Holding Corp	12,253	611,670
The Charles Schwab Corp	36,976	1,486,065
The Howard Hughes Corp *	644	79,753
The Progressive Corp	9,835	786,112
The Travelers Cos Inc	2,187	327,000
The Western Union Co	4,857	96,606
UDR Inc REIT	746	33,488
Virtu Financial Inc ‘A’	1,043	22,717
Visa Inc ‘A’	89,812	15,586,873
Voya Financial Inc	545	30,139
Western Alliance BanCorp *	528	23,612

		61,252,563

Industrial - 9.0%

3M Co	22,093	3,829,601
Acuity Brands Inc	526	72,541
Agilent Technologies Inc	1,537	114,768
Allegion PLC	3,647	403,176
AMETEK Inc	8,065	732,625
Amphenol Corp ‘A’	15,036	1,442,554
AO Smith Corp	1,170	55,177
AptarGroup Inc	1,276	158,658
Armstrong World Industries Inc	2,465	239,598
Ball Corp	17,034	1,192,210
Berry Global Group Inc *	2,607	137,102
BWX Technologies Inc	3,642	189,748
Carlisle Cos Inc	2,554	358,607
Caterpillar Inc	2,233	304,336
CH Robinson Worldwide Inc	5,309	447,814
Cognex Corp	8,486	407,158
Crown Holdings Inc *	3,869	236,396
CSX Corp	14,330	1,108,712
Deere & Co	1,806	299,272
Donaldson Co Inc	6,495	330,336
Dover Corp	3,343	334,969
Eagle Materials Inc	1,999	185,307
Emerson Electric Co	2,749	183,413
Expeditors International of Washington Inc	6,292	477,311
FLIR Systems Inc	701	37,924
Flowserve Corp	1,427	75,189
Fortive Corp	3,411	278,065
Fortune Brands Home & Security Inc	2,292	130,942
General Dynamics Corp	881	160,183
Genesee & Wyoming Inc ‘A’ *	501	50,100
Graco Inc	8,482	425,627
HEICO Corp	2,012	269,226
HEICO Corp ‘A’	3,994	412,860
Hexcel Corp	3,994	323,035
Honeywell International Inc	18,322	3,198,838
Hubbell Inc	1,540	200,816
Huntington Ingalls Industries Inc	1,663	373,743
IDEX Corp	1,947	335,157
Illinois Tool Works Inc	16,743	2,525,012
Ingersoll-Rand PLC	11,683	1,479,886
Jabil Inc	1,613	50,971

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-55

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
JB Hunt Transport Services Inc	1,367	$124,957
Keysight Technologies Inc *	9,667	868,193
L3Harris Technologies Inc *	5,730	1,083,715
Landstar System Inc	1,861	200,969
Lennox International Inc	1,670	459,250
Lincoln Electric Holdings Inc	2,926	240,868
Lockheed Martin Corp	12,764	4,640,224
Martin Marietta Materials Inc	988	227,349
Mettler-Toledo International Inc *	1,261	1,059,240
National Instruments Corp	368	15,452
Nordson Corp	2,660	375,885
Norfolk Southern Corp	1,873	373,345
Northrop Grumman Corp	8,168	2,639,162
Old Dominion Freight Line Inc	1,431	213,591
PerkinElmer Inc	1,223	117,824
Raytheon Co	8,950	1,556,226
Republic Services Inc	761	65,933
Rockwell Automation Inc	6,078	995,759
Roper Technologies Inc	819	299,967
Sealed Air Corp	584	24,983
Sensata Technologies Holding PLC *	3,449	169,001
Spirit AeroSystems Holdings Inc ‘A’	4,773	388,379
The Boeing Co	27,323	9,945,845
The Middleby Corp *	2,898	393,259
TransDigm Group Inc *	2,060	996,628
Trimble Inc *	2,167	97,753
Union Pacific Corp	36,552	6,181,309
United Parcel Service Inc ‘B’	36,045	3,722,367
Universal Display Corp	2,214	416,365
Vulcan Materials Co	6,224	854,617
Wabtec Corp	2,236	160,455
Waste Management Inc	17,142	1,977,672
Waters Corp *	3,528	759,367
Woodward Inc	2,271	256,986
XPO Logistics Inc *	2,742	158,515
Xylem Inc	9,230	771,997

		66,402,370

Technology - 27.3%

Accenture PLC ‘A’	32,903	6,079,487
Activision Blizzard Inc	2,111	99,639
Adobe Inc *	25,138	7,406,912
Advanced Micro Devices Inc *	51,669	1,569,187
Akamai Technologies Inc *	7,626	611,148
Alteryx Inc ‘A’ *	2,290	249,885
Analog Devices Inc	2,561	289,060
ANSYS Inc *	4,299	880,521
Apple Inc	237,652	47,036,084
Applied Materials Inc	26,214	1,177,271
Aspen Technology Inc *	3,555	441,815
Atlassian Corp PLC ‘A’ *	5,467	715,302
Autodesk Inc *	8,773	1,429,122
Black Knight Inc *	7,497	450,945
Broadcom Inc	19,939	5,739,641
Broadridge Financial Solutions Inc	5,961	761,100
Cadence Design Systems Inc *	14,362	1,016,973
CDK Global Inc	6,374	315,131
Ceridian HCM Holding Inc *	2,534	127,207
Cerner Corp	16,690	1,223,377
Citrix Systems Inc	5,756	564,894
Cognizant Technology Solutions Corp ‘A’	2,283	144,719
Coupa Software Inc *	3,200	405,152
Cree Inc *	403	22,641
Dell Technologies Inc ‘C’ *	5,533	281,076
DocuSign Inc *	7,982	396,785
Dropbox Inc ‘A’ *	10,659	267,008
Elastic NV *	1,879	140,286
Electronic Arts Inc *	13,740	1,391,312
Entegris Inc	6,781	253,067
EPAM Systems Inc *	2,694	466,331
Fair Isaac Corp *	1,480	464,750

	Shares	Value
Fidelity National Information Services Inc	9,182	$1,126,448
First Data Corp ‘A’ *	29,378	795,262
Fiserv Inc *	20,203	1,841,705
Fortinet Inc *	7,447	572,153
Genpact Ltd	7,246	276,000
Guidewire Software Inc *	4,233	429,142
HP Inc	3,962	82,370
HubSpot Inc *	2,090	356,387
International Business Machines Corp	27,701	3,819,968
Intuit Inc	12,846	3,357,045
IPG Photonics Corp *	130	20,052
Jack Henry & Associates Inc	3,495	468,050
KLA-Tencor Corp	8,383	990,871
Lam Research Corp	6,781	1,273,743
Manhattan Associates Inc *	3,224	223,520
Maxim Integrated Products Inc	5,259	314,593
Medidata Solutions Inc *	3,034	274,607
Microchip Technology Inc	3,368	292,006
Microsoft Corp	390,484	52,309,237
MongoDB Inc *	1,205	183,268
Monolithic Power Systems Inc	2,123	288,261
MSCI Inc	4,258	1,016,768
NCR Corp *	6,041	187,875
NetApp Inc	12,744	786,305
New Relic Inc *	2,358	203,991
Nutanix Inc ‘A’ *	7,174	186,094
NVIDIA Corp	30,120	4,946,608
Oracle Corp	118,579	6,755,446
Paychex Inc	16,562	1,362,887
Paycom Software Inc *	2,546	577,229
Pegasystems Inc	2,065	147,049
Pluralsight Inc ‘A’ *	3,136	95,083
PTC Inc *	5,356	480,755
Pure Storage Inc ‘A’ *	11,516	175,849
QUALCOMM Inc	62,773	4,775,142
RealPage Inc *	3,999	235,341
Red Hat Inc *	9,122	1,712,747
salesforce.com Inc *	37,997	5,765,285
ServiceNow Inc *	9,472	2,600,727
Skyworks Solutions Inc	444	34,308
Smartsheet Inc ‘A’ *	4,291	207,684
SolarWinds Corp *	561	10,289
Splunk Inc *	7,733	972,425
SS&C Technologies Holdings Inc	10,236	589,696
Synopsys Inc *	6,316	812,806
Tableau Software Inc ‘A’ *	3,913	649,636
Take-Two Interactive Software Inc *	2,678	304,033
Teradata Corp *	5,872	210,511
Teradyne Inc	8,921	427,405
Texas Instruments Inc	48,398	5,554,154
Twilio Inc ‘A’ *	5,947	810,873
Tyler Technologies Inc *	1,932	417,351
Veeva Systems Inc ‘A’ *	6,562	1,063,766
VMware Inc ‘A’	4,005	669,676
Workday Inc ‘A’ *	8,226	1,691,101
Xilinx Inc	13,125	1,547,700
Zebra Technologies Corp ‘A’ *	2,787	583,849
Zynga Inc ‘A’ *	9,312	57,083

		200,338,043

Total Common Stocks (Cost $455,110,316)		715,134,542

EXCHANGE-TRADED FUND - 2.1%

iShares Russell 1000 Growth	95,750	15,065,305

Total Exchange-Traded Fund (Cost $14,284,469)		15,065,305

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-56

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $2,565,110; collateralized by U.S. Treasury Notes: 1.750% due 06/15/22 and value $2,619,474)	$2,565,003	$2,565,003

Total Short-Term Investment (Cost $2,565,003)		2,565,003

TOTAL INVESTMENTS - 99.7% (Cost $471,959,788)		732,764,850

DERIVATIVES - 0.0%
(See Note (b) in Notes to Schedule of Investments)		53,988

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,131,613

NET ASSETS - 100.0%		$734,950,451

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	27.3%
Consumer, Non-Cyclical	21.8%
Communications	20.4%
Consumer, Cyclical	9.2%
Industrial	9.0%
Financial	8.3%
Others (each less than 3.0%)	3.7%

99.7%
Derivatives	0.0%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Open futures contracts outstanding as of June 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Index	09/19	11	$1,663,087	$1,692,625	$29,538
S&P 500 E-Mini Index	09/19	12	1,742,070	1,766,520	24,450

Total Futures Contracts					$53,988

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$715,134,542	$715,134,542	$-	$-
	Exchange-Traded Fund	15,065,305	15,065,305	-	-
	Short-Term Investment	2,565,003	-	2,565,003	-
	Derivatives:
	Equity Contracts
	Futures	53,988	53,988	-	-

	Total	$732,818,838	$730,253,835	$2,565,003	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-57

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Basic Materials - 3.8%

Air Products & Chemicals Inc	10,477	$2,371,679
Albemarle Corp	5,930	417,531
Alcoa Corp *	10,309	241,334
Ashland Global Holdings Inc	3,358	268,539
Axalta Coating Systems Ltd *	7,122	212,022
Cabot Corp	3,331	158,922
Celanese Corp	6,998	754,384
CF Industries Holdings Inc	11,026	515,024
Domtar Corp	3,529	157,146
Dow Inc *	42,135	2,077,677
DuPont de Nemours Inc	42,135	3,163,074
Eastman Chemical Co	7,722	601,003
Element Solutions Inc *	6,637	68,627
FMC Corp	7,281	603,959
Freeport-McMoRan Inc	79,777	926,211
Huntsman Corp	11,984	244,953
International Flavors & Fragrances Inc	5,917	858,498
International Paper Co	22,025	954,123
Linde PLC (United Kingdom)	30,127	6,049,502
LyondellBasell Industries NV ‘A’	16,294	1,403,402
NewMarket Corp	29	11,627
Newmont Goldcorp Corp	45,431	1,747,731
Nucor Corp	16,902	931,300
Olin Corp	9,063	198,570
PPG Industries Inc	8,832	1,030,783
Reliance Steel & Aluminum Co	3,870	366,179
Royal Gold Inc	2,117	216,971
RPM International Inc	5,704	348,571
Southern Copper Corp (Peru)	1,265	49,145
Steel Dynamics Inc	10,588	319,758
The Chemours Co	9,051	217,224
The Mosaic Co	19,374	484,931
United States Steel Corp	9,722	148,844
Univar Inc *	8,741	192,652
Valvoline Inc	10,203	199,265
Westlake Chemical Corp	1,956	135,864

		28,647,025

Communications - 8.1%

AT&T Inc	404,570	13,557,141
CBS Corp ‘B’	1,815	90,568
CenturyLink Inc	60,371	709,963
Charter Communications Inc ‘A’ *	3,650	1,442,407
Ciena Corp *	8,582	352,978
Comcast Corp ‘A’	132,532	5,603,453
CommScope Holding Co Inc *	10,457	164,489
Corning Inc	29,292	973,373
Discovery Inc ‘A’ *	8,722	267,765
Discovery Inc ‘C’ *	19,311	549,398
DISH Network Corp ‘A’ *	12,221	469,409
EchoStar Corp ‘A’ *	2,497	110,667
Fox Corp ‘A’ *	19,354	709,131
Fox Corp ‘B’ *	9,054	330,743
GCI Liberty Inc ‘A’ *	5,543	340,673
IAC/InterActiveCorp *	1,726	375,457
John Wiley & Sons Inc ‘A’	2,507	114,971
Juniper Networks Inc	19,077	508,021
Liberty Broadband Corp ‘A’ *	1,475	151,689
Liberty Broadband Corp ‘C’ *	5,685	592,491
Liberty Media Corp-Liberty Formula One ‘A’ *	1,369	49,092
Liberty Media Corp-Liberty Formula One ‘C’ *	10,863	406,385
Liberty Media Corp-Liberty SiriusXM ‘A’ *	4,663	176,308
Liberty Media Corp-Liberty SiriusXM ‘C’ *	9,396	356,860
LogMeIn Inc	2,718	200,262
Lyft Inc ‘A’ *	1,611	105,859
Motorola Solutions Inc	2,383	397,318
News Corp ‘A’	20,994	283,209

	Shares	Value
News Corp ‘B’	6,863	$95,807
Nexstar Media Group Inc ‘A’	560	56,560
Omnicom Group Inc	5,662	464,001
Sprint Corp *	36,597	240,442
Symantec Corp	35,165	765,190
T-Mobile US Inc *	8,296	615,065
Telephone & Data Systems Inc	5,398	164,099
The Interpublic Group of Cos Inc	18,994	429,074
The New York Times Co ‘A’	7,285	237,637
The Walt Disney Co	96,933	13,535,724
Tribune Media Co ‘A’	4,704	217,419
Uber Technologies Inc *	8,924	413,895
United States Cellular Corp *	866	38,684
VeriSign Inc *	1,818	380,253
Verizon Communications Inc	230,232	13,153,154
Viacom Inc ‘A’	555	18,925
Viacom Inc ‘B’	19,496	582,346
ViaSat Inc *	3,082	249,087
Zillow Group Inc ‘A’ *	3,122	142,863
Zillow Group Inc ‘C’ *	6,841	317,354

		61,507,659

Consumer, Cyclical - 8.0%

Advance Auto Parts Inc	2,727	420,340
Alaska Air Group Inc	3,626	231,738
American Airlines Group Inc	19,867	647,863
Aptiv PLC	13,317	1,076,413
Aramark	13,459	485,332
AutoNation Inc *	2,999	125,778
Best Buy Co Inc	9,567	667,107
BorgWarner Inc	11,401	478,614
Brunswick Corp	4,305	197,556
Caesars Entertainment Corp *	32,660	386,041
Capri Holdings Ltd *	3,649	126,547
CarMax Inc *	4,850	421,125
Carnival Corp	22,301	1,038,112
Carter’s Inc	1,363	132,947
Casey’s General Stores Inc	1,516	236,481
Choice Hotels International Inc	1,053	91,621
Cinemark Holdings Inc	5,882	212,340
Columbia Sportswear Co	575	57,592
Copa Holdings SA ‘A’ (Panama)	1,658	161,771
Delta Air Lines Inc	26,782	1,519,878
Dick’s Sporting Goods Inc	3,893	134,815
Dolby Laboratories Inc ‘A’	3,526	227,780
Dollar General Corp	863	116,643
Dollar Tree Inc *	5,987	642,944
DR Horton Inc	18,854	813,173
Extended Stay America Inc	10,398	175,622
Fastenal Co	3,011	98,128
Foot Locker Inc	6,355	266,402
Ford Motor Co	217,177	2,221,721
General Motors Co	68,863	2,653,291
Genuine Parts Co	7,893	817,557
Hanesbrands Inc	4,462	76,836
Harley-Davidson Inc	9,159	328,167
HD Supply Holdings Inc *	9,452	380,727
Hilton Grand Vacations Inc *	4,326	137,653
Hyatt Hotels Corp ‘A’	2,276	173,272
IAA Inc *	457	17,722
International Game Technology PLC	5,154	66,847
JetBlue Airways Corp *	17,588	325,202
KAR Auction Services Inc	457	11,425
Kohl’s Corp	9,221	438,459
L Brands Inc	10,398	271,388
Las Vegas Sands Corp	9,841	581,505
Lear Corp	3,447	480,064
Leggett & Platt Inc	7,197	276,149
Lennar Corp ‘A’	9,142	443,021
Lennar Corp ‘B’	482	18,562
Lions Gate Entertainment Corp ‘A’	2,583	31,642

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-58

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Lions Gate Entertainment Corp ‘B’	4,817	$55,925
LKQ Corp *	14,705	391,300
Macy’s Inc	16,877	362,180
Mattel Inc *	5,915	66,307
McDonald’s Corp	35,744	7,422,599
MGM Resorts International	25,396	725,564
Mohawk Industries Inc *	3,411	503,020
MSC Industrial Direct Co Inc ‘A’	2,418	179,561
Newell Brands Inc	24,192	373,041
Norwegian Cruise Line Holdings Ltd *	9,481	508,466
Nu Skin Enterprises Inc ‘A’	3,041	149,982
PACCAR Inc	18,737	1,342,693
Penske Automotive Group Inc	1,892	89,492
PulteGroup Inc	14,280	451,534
PVH Corp	4,228	400,138
Qurate Retail Inc *	23,239	287,931
Ralph Lauren Corp	2,914	331,001
Royal Caribbean Cruises Ltd	9,199	1,115,011
Six Flags Entertainment Corp	3,995	198,472
Skechers U.S.A. Inc ‘A’ *	3,632	114,372
Southwest Airlines Co	10,963	556,701
Tapestry Inc	16,103	510,948
Target Corp	26,197	2,268,922
The Gap Inc	11,332	203,636
The Goodyear Tire & Rubber Co	13,307	203,597
The Home Depot Inc	26,313	5,472,315
The Madison Square Garden Co ‘A’ *	917	256,705
Thor Industries Inc	2,932	171,375
Tiffany & Co	6,692	626,639
Toll Brothers Inc	7,458	273,112
Under Armour Inc ‘A’ *	2,759	69,941
Under Armour Inc ‘C’ *	2,800	62,160
United Airlines Holdings Inc *	10,414	911,746
Urban Outfitters Inc *	4,039	91,887
Vail Resorts Inc	238	53,117
WABCO Holdings Inc *	459	60,863
Walgreens Boots Alliance Inc	42,835	2,341,789
Walmart Inc	78,159	8,635,788
Watsco Inc	1,776	290,429
WESCO International Inc *	2,579	130,626
Whirlpool Corp	3,549	505,236
Williams-Sonoma Inc	3,546	230,490
Wyndham Destinations Inc	5,119	224,724
Wyndham Hotels & Resorts Inc	3,729	207,854
Wynn Resorts Ltd	932	115,559
Yum China Holdings Inc (China)	3,874	178,979
Yum! Brands Inc	1,885	208,613

		60,874,253

Consumer, Non-Cyclical - 20.5%

2U Inc *	1,949	73,360
Abbott Laboratories	54,210	4,559,061
Acadia Healthcare Co Inc *	4,921	171,989
Agios Pharmaceuticals Inc *	2,552	127,294
Alexion Pharmaceuticals Inc *	2,908	380,890
Alkermes PLC *	8,638	194,701
Allergan PLC	18,204	3,047,896
Alnylam Pharmaceuticals Inc *	533	38,674
Altria Group Inc	53,181	2,518,120
AMERCO	385	145,742
Amgen Inc	2,708	499,030
Anthem Inc	10,112	2,853,708
Archer-Daniels-Midland Co	31,157	1,271,206
Baxter International Inc	14,187	1,161,915
Becton Dickinson and Co	13,598	3,426,832
Beyond Meat Inc *	535	85,964
Bio-Rad Laboratories Inc ‘A’ *	1,159	362,292
Biogen Inc *	7,053	1,649,485
Bluebird Bio Inc *	3,051	388,087
Bristol-Myers Squibb Co	53,579	2,429,808
Bunge Ltd	7,766	432,644

	Shares	Value
Campbell Soup Co	3,974	$159,238
Cantel Medical Corp	885	71,366
Cardinal Health Inc	16,491	776,726
Catalent Inc *	8,034	435,523
Centene Corp *	3,720	195,077
Cigna Corp *	14,344	2,259,897
Colgate-Palmolive Co	46,658	3,343,979
Conagra Brands Inc	26,738	709,092
Constellation Brands Inc ‘A’	8,793	1,731,693
CoreLogic Inc *	4,205	175,895
Corteva Inc *	42,135	1,245,932
Coty Inc ‘A’	17,515	234,701
CVS Health Corp	72,062	3,926,658
Danaher Corp	33,463	4,782,532
DaVita Inc *	7,045	396,352
DENTSPLY SIRONA Inc	12,246	714,677
Elanco Animal Health Inc *	20,317	686,715
Encompass Health Corp	2,680	169,805
Equifax Inc	1,021	138,080
Exelixis Inc *	9,775	208,892
Flowers Foods Inc	10,173	236,726
General Mills Inc	33,242	1,745,870
Gilead Sciences Inc	60,614	4,095,082
Graham Holdings Co ‘B’	223	153,877
Grand Canyon Education Inc *	2,385	279,093
H&R Block Inc	9,486	277,940
HCA Healthcare Inc	6,008	812,101
Henry Schein Inc *	7,209	503,909
Herbalife Nutrition Ltd *	4,908	209,866
Hill-Rom Holdings Inc	1,789	187,165
Hologic Inc *	2,894	138,970
Horizon Therapeutics PLC *	8,999	216,516
Hormel Foods Corp	15,016	608,749
Humana Inc	4,274	1,133,892
ICU Medical Inc *	740	186,413
IHS Markit Ltd *	8,144	518,936
Ingredion Inc	3,754	309,667
Integra LifeSciences Holdings Corp *	3,925	219,211
IQVIA Holdings Inc *	5,705	917,934
Jazz Pharmaceuticals PLC * (Ireland)	260	37,066
Johnson & Johnson	125,221	17,440,781
Kellogg Co	8,421	451,113
Keurig Dr Pepper Inc	11,310	326,859
Kimberly-Clark Corp	18,946	2,525,123
Laboratory Corp of America Holdings *	5,299	916,197
Lamb Weston Holdings Inc	6,003	380,350
Macquarie Infrastructure Corp	4,337	175,822
ManpowerGroup Inc	3,325	321,195
McCormick & Co Inc	2,402	372,334
McKesson Corp	9,316	1,251,977
MEDNAX Inc *	5,009	126,377
Medtronic PLC	74,509	7,256,431
Merck & Co Inc	7,437	623,592
Molina Healthcare Inc *	521	74,576
Molson Coors Brewing Co ‘B’	9,573	536,088
Mondelez International Inc ‘A’	79,405	4,279,929
Mylan NV *	28,325	539,308
Nektar Therapeutics *	7,875	280,192
Nielsen Holdings PLC	19,681	444,791
PepsiCo Inc	12,443	1,631,651
Perrigo Co PLC	7,132	339,626
Pfizer Inc	308,891	13,381,158
Philip Morris International Inc	86,454	6,789,233
Pilgrim’s Pride Corp *	2,898	73,580
Post Holdings Inc *	1,982	206,069
Premier Inc ‘A’ *	2,871	112,285
QIAGEN NV *	12,217	495,399
Quanta Services Inc	5,869	224,137
Quest Diagnostics Inc	7,485	762,048
Regeneron Pharmaceuticals Inc *	3,601	1,127,113
Sabre Corp	12,565	278,943

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-59

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Seaboard Corp	14	$57,914
Service Corp International	6,287	294,106
ServiceMaster Global Holdings Inc *	6,360	331,292
Spectrum Brands Holdings Inc	1,952	104,959
Sprouts Farmers Market Inc *	3,438	64,944
STERIS PLC * (Ireland)	4,638	690,505
The Clorox Co	1,308	200,268
The Coca-Cola Co	67,682	3,446,367
The Cooper Cos Inc	2,244	755,981
The Hain Celestial Group Inc *	5,268	115,369
The Hershey Co	1,017	136,308
The JM Smucker Co	6,078	700,125
The Kraft Heinz Co	33,725	1,046,824
The Kroger Co	43,952	954,198
The Procter & Gamble Co	129,280	14,175,552
Thermo Fisher Scientific Inc	7,061	2,073,674
TreeHouse Foods Inc *	2,998	162,192
Tyson Foods Inc ‘A’	16,050	1,295,877
United Rentals Inc *	1,267	168,042
United Therapeutics Corp *	2,343	182,895
Universal Health Services Inc ‘B’	4,677	609,834
US Foods Holding Corp *	11,208	400,798
WellCare Health Plans Inc *	197	56,159
West Pharmaceutical Services Inc	985	123,273
Worldpay Inc ‘A’ *	5,472	670,594
Zimmer Biomet Holdings Inc	11,362	1,337,762

		154,870,600

Energy - 9.2%

Anadarko Petroleum Corp	20,550	1,450,008
Antero Midstream Corp	12,492	143,158
Antero Resources Corp *	14,625	80,876
Apache Corp	19,747	572,071
Apergy Corp *	4,143	138,956
Baker Hughes a GE Co	28,768	708,556
Cabot Oil & Gas Corp	8,617	197,846
Centennial Resource Development Inc ‘A’ *	10,076	76,477
Cheniere Energy Inc *	5,486	375,517
Chesapeake Energy Corp *	72,212	140,813
Chevron Corp	105,953	13,184,791
Cimarex Energy Co	4,913	291,488
Concho Resources Inc	11,024	1,137,456
ConocoPhillips	63,557	3,876,977
Continental Resources Inc *	4,814	202,621
Devon Energy Corp	22,946	654,420
Diamondback Energy Inc	7,348	800,712
EOG Resources Inc	32,201	2,999,845
EQT Corp	14,597	230,779
Equitrans Midstream Corp *	11,676	230,134
Exxon Mobil Corp	235,716	18,062,917
First Solar Inc *	4,419	290,240
Halliburton Co	48,275	1,097,774
Helmerich & Payne Inc	5,861	296,684
Hess Corp	14,621	929,457
HollyFrontier Corp	8,934	413,466
Kinder Morgan Inc	108,113	2,257,399
Kosmos Energy Ltd (Ghana)	20,043	125,670
Marathon Oil Corp	45,597	647,933
Marathon Petroleum Corp	37,345	2,086,839
Murphy Oil Corp	8,988	221,554
National Oilwell Varco Inc	21,080	468,608
Noble Energy Inc	26,478	593,107
Occidental Petroleum Corp	42,133	2,118,447
ONEOK Inc	15,529	1,068,551
Parsley Energy Inc ‘A’ *	4,413	83,891
Patterson-UTI Energy Inc	12,202	140,445
PBF Energy Inc ‘A’	6,716	210,211
Phillips 66	25,173	2,354,682
Pioneer Natural Resources Co	5,330	820,074
Range Resources Corp	11,627	81,156
Schlumberger Ltd	77,395	3,075,677

	Shares	Value
Targa Resources Corp	12,411	$487,256
The Williams Cos Inc	66,476	1,863,987
Transocean Ltd *	28,090	180,057
Valero Energy Corp	23,632	2,023,136
WPX Energy Inc *	21,917	252,265

		69,744,984

Financial - 28.4%

Affiliated Managers Group Inc	2,991	275,591
Aflac Inc	41,405	2,269,408
AGNC Investment Corp REIT	29,913	503,137
Air Lease Corp	4,985	206,080
Alexandria Real Estate Equities Inc REIT	6,187	872,924
Alleghany Corp *	695	473,371
Alliance Data Systems Corp	2,204	308,847
Ally Financial Inc	22,657	702,140
American Campus Communities Inc REIT	7,509	346,615
American Express Co	16,785	2,071,940
American Financial Group Inc	4,078	417,873
American Homes 4 Rent ‘A’ REIT	8,131	197,665
American International Group Inc	48,296	2,573,211
American National Insurance Co	443	51,596
Ameriprise Financial Inc	6,383	926,556
Annaly Capital Management Inc REIT	80,657	736,398
Apartment Investment & Management Co ‘A’ REIT	7,703	386,074
Apple Hospitality REIT Inc	12,352	195,903
Arch Capital Group Ltd *	18,242	676,413
Arthur J Gallagher & Co	8,031	703,435
Associated Banc-Corp	9,225	195,017
Assurant Inc	3,400	361,692
Assured Guaranty Ltd	5,715	240,487
Athene Holding Ltd ‘A’ *	5,146	221,587
AvalonBay Communities Inc REIT	7,722	1,568,956
AXA Equitable Holdings Inc	15,442	322,738
Axis Capital Holdings Ltd	4,041	241,046
Bank of America Corp	477,583	13,849,907
Bank of Hawaii Corp	2,294	190,196
Bank OZK	6,627	199,406
BankUnited Inc	5,721	193,027
BB&T Corp	42,554	2,090,678
Berkshire Hathaway Inc ‘B’ *	108,610	23,152,394
BGC Partners Inc ‘A’	14,326	74,925
BlackRock Inc	6,574	3,085,178
BOK Financial Corp	1,456	109,899
Boston Properties Inc REIT	8,624	1,112,496
Brandywine Realty Trust REIT	9,730	139,334
Brighthouse Financial Inc *	6,585	241,604
Brixmor Property Group Inc REIT	16,615	297,076
Brown & Brown Inc	11,989	401,632
Camden Property Trust REIT	4,902	511,720
Capital One Financial Corp	25,933	2,353,160
Cboe Global Markets Inc	4,623	479,081
CBRE Group Inc ‘A’ *	11,707	600,569
Chimera Investment Corp REIT	10,169	191,889
Chubb Ltd	25,543	3,762,228
Cincinnati Financial Corp	8,479	879,018
CIT Group Inc	5,739	301,527
Citigroup Inc	128,329	8,986,880
Citizens Financial Group Inc	25,714	909,247
CME Group Inc	19,652	3,814,650
CNA Financial Corp	1,599	75,265
Colony Capital Inc REIT	25,435	127,175
Columbia Property Trust Inc REIT	6,321	131,098
Comerica Inc	8,481	616,060
Commerce Bancshares Inc	5,510	328,727
CoreSite Realty Corp REIT	447	51,481
Corporate Office Properties Trust REIT	5,775	152,287
Cousins Properties Inc REIT	8,064	291,675
Credit Acceptance Corp *	59	28,546
CubeSmart REIT	10,418	348,378

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-60

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Cullen/Frost Bankers Inc	3,157	$295,685
CyrusOne Inc REIT	5,824	336,161
Digital Realty Trust Inc REIT	11,458	1,349,638
Discover Financial Services	11,632	902,527
Douglas Emmett Inc REIT	8,712	347,086
Duke Realty Corp REIT	19,695	622,559
E*TRADE Financial Corp	10,687	476,640
East West Bancorp Inc	7,375	344,929
Eaton Vance Corp	6,188	266,888
Empire State Realty Trust Inc ‘A’ REIT	8,009	118,613
EPR Properties REIT	4,024	300,150
Equity Commonwealth REIT	6,463	210,177
Equity Residential REIT	19,800	1,503,216
Erie Indemnity Co ‘A’	377	95,864
Essex Property Trust Inc REIT	3,630	1,059,706
Evercore Inc ‘A’	1,449	128,338
Everest Re Group Ltd	1,550	383,129
Extra Space Storage Inc REIT	1,302	138,142
Federal Realty Investment Trust REIT	3,987	513,366
Fidelity National Financial Inc	14,569	587,131
Fifth Third Bancorp	42,579	1,187,954
First American Financial Corp	5,488	294,706
First Citizens BancShares Inc ‘A’	429	193,166
First Hawaiian Inc	7,139	184,686
First Horizon National Corp	17,613	262,962
First Republic Bank	7,546	736,867
FNB Corp	17,325	203,915
Franklin Resources Inc	16,988	591,182
Gaming and Leisure Properties Inc REIT	11,208	436,888
HCP Inc REIT	26,654	852,395
Healthcare Trust of America Inc ‘A’ REIT	11,348	311,276
Highwoods Properties Inc REIT	5,587	230,743
Hospitality Properties Trust REIT	8,970	224,250
Host Hotels & Resorts Inc REIT	40,396	736,015
Hudson Pacific Properties Inc REIT	7,478	248,793
Huntington Bancshares Inc	58,587	809,672
Interactive Brokers Group Inc ‘A’	2,949	159,836
Intercontinental Exchange Inc	18,584	1,597,109
Invesco Ltd	22,287	455,992
Invitation Homes Inc REIT	23,412	625,803
Iron Mountain Inc REIT	15,581	487,685
Janus Henderson Group PLC (United Kingdom)	5,178	110,809
JBG SMITH Properties REIT	5,854	230,296
Jefferies Financial Group Inc	15,455	297,200
Jones Lang LaSalle Inc	2,502	352,006
JPMorgan Chase & Co	179,079	20,021,032
Kemper Corp	2,765	238,592
KeyCorp	56,979	1,011,377
Kilroy Realty Corp REIT	5,560	410,384
Kimco Realty Corp REIT	22,406	414,063
Lazard Ltd ‘A’	3,719	127,896
Legg Mason Inc	4,579	175,284
Liberty Property Trust REIT	8,137	407,175
Life Storage Inc REIT	2,391	227,336
Lincoln National Corp	11,899	766,891
Loews Corp	15,521	848,533
M&T Bank Corp	7,664	1,303,416
Markel Corp *	686	747,466
Marsh & McLennan Cos Inc	3,432	342,342
Medical Properties Trust Inc REIT	20,204	352,358
Mercury General Corp	1,510	94,375
MetLife Inc	45,312	2,250,647
MFA Financial Inc REIT	25,669	184,303
MGIC Investment Corp *	19,624	257,859
Mid-America Apartment Communities Inc REIT	6,249	735,882
Morgan Stanley	67,416	2,953,495
Nasdaq Inc	6,458	621,066
National Retail Properties Inc REIT	8,790	465,958
Navient Corp	14,411	196,710

	Shares	Value
New Residential Investment Corp REIT	22,311	$343,366
New York Community Bancorp Inc	26,352	262,993
Northern Trust Corp	11,095	998,550
Old Republic International Corp	15,469	346,196
Omega Healthcare Investors Inc REIT	11,835	434,936
OneMain Holdings Inc	4,075	137,776
Outfront Media Inc REIT	7,562	195,024
PacWest Bancorp	6,916	268,548
Paramount Group Inc REIT	11,844	165,934
Park Hotels & Resorts Inc REIT	11,013	303,518
People’s United Financial Inc	20,306	340,735
Pinnacle Financial Partners Inc	4,151	238,599
Popular Inc	5,524	299,622
Primerica Inc	649	77,848
Principal Financial Group Inc	15,321	887,392
Prologis Inc REIT	34,909	2,796,211
Prosperity Bancshares Inc	3,616	238,837
Prudential Financial Inc	22,970	2,319,970
Public Storage REIT	1,995	475,149
Raymond James Financial Inc	4,922	416,155
Rayonier Inc REIT	7,115	215,585
Realty Income Corp REIT	17,459	1,204,147
Regency Centers Corp REIT	9,215	615,009
Regions Financial Corp	57,107	853,179
Reinsurance Group of America Inc	3,307	515,991
RenaissanceRe Holdings Ltd (Bermuda)	1,493	265,769
Retail Properties of America Inc ‘A’ REIT	12,099	142,284
Santander Consumer USA Holdings Inc	5,558	133,170
SEI Investments Co	3,749	210,319
Signature Bank	1,516	183,193
Simon Property Group Inc REIT	1,944	310,573
SITE Centers Corp REIT	8,744	115,771
SL Green Realty Corp REIT	4,566	366,969
SLM Corp	24,059	233,853
Spirit Realty Capital Inc REIT	4,727	201,654
Starwood Property Trust Inc REIT	14,980	340,346
State Street Corp	20,657	1,158,031
Sterling Bancorp	12,170	258,978
STORE Capital Corp REIT	10,400	345,176
Sun Communities Inc REIT	3,557	455,972
SunTrust Banks Inc	25,035	1,573,450
SVB Financial Group *	2,666	598,757
Synchrony Financial	27,840	965,213
Synovus Financial Corp	7,710	269,850
T Rowe Price Group Inc	9,105	998,910
Taubman Centers Inc REIT	3,235	132,085
TCF Financial Corp	8,899	185,010
TD Ameritrade Holding Corp	1,952	97,444
Texas Capital Bancshares Inc *	2,779	170,547
TFS Financial Corp	3,227	58,312
The Allstate Corp	18,472	1,878,418
The Bank of New York Mellon Corp	47,265	2,086,750
The Charles Schwab Corp	26,622	1,069,938
The Goldman Sachs Group Inc	18,270	3,738,042
The Hanover Insurance Group Inc	2,336	299,709
The Hartford Financial Services Group Inc	19,714	1,098,464
The Howard Hughes Corp *	1,278	158,268
The Macerich Co REIT	7,500	251,175
The PNC Financial Services Group Inc	25,403	3,487,324
The Progressive Corp	21,768	1,739,916
The Travelers Cos Inc	12,166	1,819,060
The Western Union Co	18,237	362,734
Torchmark Corp	5,852	523,520
Two Harbors Investment Corp REIT	14,059	178,128
UDR Inc REIT	15,356	689,331
Umpqua Holdings Corp	11,915	197,670
Unum Group	11,559	387,804
US Bancorp	80,243	4,204,733
Ventas Inc REIT	19,862	1,357,568
VEREIT Inc REIT	53,676	483,621
VICI Properties Inc REIT	22,164	488,495

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-61

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Vornado Realty Trust REIT	9,499	$608,886
Voya Financial Inc	7,835	433,275
Webster Financial Corp	5,042	240,856
Weingarten Realty Investors REIT	6,580	180,424
Wells Fargo & Co	224,842	10,639,523
Welltower Inc REIT	22,472	1,832,142
Western Alliance BanCorp *	4,790	214,209
Weyerhaeuser Co REIT	41,772	1,100,274
White Mountains Insurance Group Ltd	170	173,648
Willis Towers Watson PLC	7,222	1,383,302
Wintrust Financial Corp	3,021	221,016
WP Carey Inc REIT	9,094	738,251
WR Berkley Corp	7,968	525,330
Zions Bancorp NA	10,457	480,813

		215,077,227

Industrial - 9.6%

3M Co	7,299	1,265,209
Acuity Brands Inc	1,614	222,587
ADT Inc	5,655	34,609
AECOM *	8,824	333,988
AGCO Corp	3,656	283,596
Agilent Technologies Inc	15,921	1,188,821
Allegion PLC	1,280	141,504
AMETEK Inc	2,583	234,640
AO Smith Corp	6,416	302,579
AptarGroup Inc	2,096	260,617
Arconic Inc	23,863	616,143
Ardagh Group SA	1,357	23,747
Arrow Electronics Inc *	4,811	342,880
Avnet Inc	5,937	268,768
Berry Global Group Inc *	4,499	236,602
BWX Technologies Inc	1,348	70,231
Carlisle Cos Inc	417	58,551
Caterpillar Inc	28,386	3,868,728
CH Robinson Worldwide Inc	1,754	147,950
Clean Harbors Inc *	2,818	200,360
Coherent Inc *	1,330	181,372
Colfax Corp *	4,895	137,207
Crane Co	2,775	231,546
Crown Holdings Inc *	3,050	186,355
CSX Corp	27,398	2,119,783
Cummins Inc	8,528	1,461,187
Curtiss-Wright Corp	2,224	282,737
Deere & Co	15,716	2,604,298
Dover Corp	4,514	452,303
Eagle Materials Inc	310	28,737
Eaton Corp PLC	24,310	2,024,537
Emerson Electric Co	31,027	2,070,121
Energizer Holdings Inc	3,526	136,245
Expeditors International of Washington Inc	2,737	207,629
FedEx Corp	13,380	2,196,862
FLIR Systems Inc	6,736	364,418
Flowserve Corp	5,694	300,017
Fluor Corp	7,736	260,626
Fortive Corp	12,707	1,035,875
Fortune Brands Home & Security Inc	4,654	265,883
frontdoor Inc *	4,702	204,772
Gardner Denver Holdings Inc *	7,221	249,847
Garmin Ltd	8,041	641,672
Gates Industrial Corp PLC *	2,357	26,893
General Dynamics Corp	13,198	2,399,660
General Electric Co	479,752	5,037,396
Genesee & Wyoming Inc ‘A’ *	2,613	261,300
Gentex Corp	14,179	348,945
GrafTech International Ltd	3,570	41,055
Graphic Packaging Holding Co	14,051	196,433
Hexcel Corp	315	25,477
Honeywell International Inc	20,674	3,609,474
Hubbell Inc	1,349	175,910
Huntington Ingalls Industries Inc	349	78,434

	Shares	Value
IDEX Corp	2,094	$360,461
Ingersoll-Rand PLC	788	99,816
ITT Inc	4,836	316,661
Jabil Inc	8,514	269,042
Jacobs Engineering Group Inc	7,039	594,021
JB Hunt Transport Services Inc	3,335	304,852
Johnson Controls International PLC	50,629	2,091,484
Kansas City Southern	5,659	689,379
Kirby Corp *	3,252	256,908
Knight-Swift Transportation Holdings Inc	7,090	232,836
L3 Technologies Inc	4,317	1,058,399
L3Harris Technologies Inc	373	70,545
Lennox International Inc	97	26,675
Littelfuse Inc	1,325	234,406
Martin Marietta Materials Inc	2,398	551,804
Masco Corp	16,216	636,316
MDU Resources Group Inc	10,715	276,447
National Instruments Corp	6,808	285,868
Nordson Corp	210	29,675
Norfolk Southern Corp	12,783	2,548,035
nVent Electric PLC	8,900	220,631
Old Dominion Freight Line Inc	2,099	313,297
Oshkosh Corp	3,884	324,275
Owens Corning	6,048	351,994
Owens-Illinois Inc	8,842	152,701
Packaging Corp of America	5,186	494,330
Parker-Hannifin Corp	7,097	1,206,561
Pentair PLC	8,583	319,288
PerkinElmer Inc	4,767	459,253
Raytheon Co	5,899	1,025,718
Regal Beloit Corp	2,419	197,656
Republic Services Inc	11,363	984,490
Resideo Technologies Inc *	6,813	149,341
Roper Technologies Inc	4,800	1,758,048
Ryder System Inc	2,833	165,164
Schneider National Inc ‘B’	2,143	39,088
Sealed Air Corp	7,981	341,427
Sensata Technologies Holding PLC *	4,272	209,328
Silgan Holdings Inc	4,306	131,764
Snap-on Inc	3,090	511,828
Sonoco Products Co	5,454	356,364
Spirit AeroSystems Holdings Inc ‘A’	570	46,381
Stanley Black & Decker Inc	8,454	1,222,533
Stericycle Inc *	4,535	216,546
SYNNEX Corp	2,287	225,041
Teledyne Technologies Inc *	1,946	532,951
Textron Inc	12,909	684,693
The Timken Co	3,659	187,853
TransDigm Group Inc *	513	248,189
Trimble Inc *	11,551	521,066
Trinity Industries Inc	8,121	168,511
United Technologies Corp	45,111	5,873,452
Valmont Industries Inc	1,223	155,089
Vulcan Materials Co	406	55,748
Wabtec Corp	6,355	456,035
Waste Management Inc	5,139	592,886
Westrock Co	14,041	512,075
Woodward Inc	552	62,464
XPO Logistics Inc *	2,127	122,962

		72,477,767

Technology - 5.0%

Activision Blizzard Inc	39,773	1,877,286
Akamai Technologies Inc *	587	47,042
Amdocs Ltd	7,663	475,796
Analog Devices Inc	17,329	1,955,924
Applied Materials Inc	24,406	1,096,074
Autodesk Inc *	2,787	454,002
CACI International Inc ‘A’ *	1,361	278,447
Citrix Systems Inc	765	75,077
Cognizant Technology Solutions Corp ‘A’	29,018	1,839,451

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-62

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Covetrus Inc *	5,368	$131,301
Cree Inc *	5,384	302,473
Cypress Semiconductor Corp	20,199	449,226
Dell Technologies Inc ‘C’ *	2,319	117,805
DXC Technology Co	14,943	824,106
Electronic Arts Inc *	1,587	160,700
Fidelity National Information Services Inc	8,047	987,206
Hewlett Packard Enterprise Co	78,131	1,168,058
HP Inc	81,075	1,685,549
Intel Corp	248,766	11,908,428
International Business Machines Corp	19,451	2,682,293
IPG Photonics Corp *	1,826	281,661
Jack Henry & Associates Inc	498	66,692
Lam Research Corp	1,013	190,282
Leidos Holdings Inc	7,913	631,853
Marvell Technology Group Ltd	36,341	867,460
Maxim Integrated Products Inc	9,387	561,530
Microchip Technology Inc	9,268	803,536
Micron Technology Inc *	61,385	2,368,847
MKS Instruments Inc	2,991	232,969
Nuance Communications Inc *	15,838	252,933
ON Semiconductor Corp *	22,597	456,685
Qorvo Inc *	6,757	450,084
Skyworks Solutions Inc	9,081	701,689
SS&C Technologies Holdings Inc	762	43,899
Take-Two Interactive Software Inc *	3,341	379,304
Western Digital Corp	16,008	761,180
Xerox Corp	11,377	402,860
Zynga Inc ‘A’ *	42,772	262,192

		38,231,900

Utilities - 6.4%

AES Corp	36,438	610,701
Alliant Energy Corp	13,137	644,764
Ameren Corp	13,595	1,021,120
American Electric Power Co Inc	27,402	2,411,650
American Water Works Co Inc	10,066	1,167,656
Aqua America Inc	11,659	482,333
Atmos Energy Corp	6,391	674,634
Avangrid Inc	3,204	161,802
CenterPoint Energy Inc	27,989	801,325
CMS Energy Corp	15,562	901,195
Consolidated Edison Inc	18,176	1,593,672
Dominion Energy Inc	44,476	3,438,884
DTE Energy Co	10,093	1,290,693
Duke Energy Corp	40,431	3,567,631
Edison International	17,756	1,196,932
Entergy Corp	10,528	1,083,647
Evergy Inc	14,679	882,942
Eversource Energy	17,687	1,339,967
Exelon Corp	53,634	2,571,214
FirstEnergy Corp	29,459	1,261,140
Hawaiian Electric Industries Inc	5,801	252,633
IDACORP Inc	2,785	279,697
National Fuel Gas Co	4,469	235,740
NextEra Energy Inc	26,617	5,452,759
NiSource Inc	20,705	596,304
NRG Energy Inc	16,042	563,395
OGE Energy Corp	10,984	467,479
PG&E Corp *	28,527	653,839
Pinnacle West Capital Corp	6,175	581,006
PPL Corp	40,127	1,244,338
Public Service Enterprise Group Inc	28,057	1,650,313
Sempra Energy	15,193	2,088,126
The Southern Co	57,345	3,170,032
UGI Corp	9,529	508,944
Vistra Energy Corp	21,711	491,537
WEC Energy Group Inc	17,611	1,468,229
Xcel Energy Inc	28,345	1,686,244

		48,494,517

Total Common Stocks (Cost $666,617,720)		749,925,932

	Shares	Value

EXCHANGE-TRADED FUND - 0.3%

iShares Russell 1000 Value	17,654	$2,245,942

Total Exchange-Traded Fund (Cost $2,153,636)		2,245,942

	Principal Amount

SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $2,002,506; collateralized by U.S. Treasury Notes: 1.750% due 05/31/22 and value $2,043,288)	$2,002,422	2,002,422

Total Short-Term Investment (Cost $2,002,422)		2,002,422

TOTAL INVESTMENTS - 99.6% (Cost $670,773,778)		754,174,296

DERIVATIVES - 0.0%
(See Note (b) in Notes to Schedule of Investments)		44,187

OTHER ASSETS & LIABILITIES, NET - 0.4%		2,752,266

NET ASSETS - 100.0%		$756,970,749

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	28.4%
Consumer, Non-Cyclical	20.5%
Industrial	9.6%
Energy	9.2%
Communications	8.1%
Consumer, Cyclical	8.0%
Utilities	6.4%
Technology	5.0%
Basic Materials	3.8%
Others (each less than 3.0%)	0.6%

99.6%
Derivatives	0.0%
Other Assets & Liabilities, Net	0.4%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-63

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(b)	Open futures contracts outstanding as of June 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	09/19	27	$3,940,845	$3,974,670	$33,825
S&P MID 400 E-Mini Index	09/19	5	964,638	975,000	10,362

Total Futures Contracts					$44,187

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$749,925,932	$749,925,932	$-	$-
	Exchange-Traded Fund	2,245,942	2,245,942	-	-
	Short-Term Investment	2,002,422	-	2,002,422	-
	Derivatives:
	Equity Contracts
	Futures	44,187	44,187	-	-

	Total	$754,218,483	$752,216,061	$2,002,422	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-64

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Basic Materials - 0.00%

A Schulman Inc - Contingent Value Rights * Ω ±	1,018	$441

Consumer, Non-Cyclical - 0.0%

Corium International Inc - Contingent Value Rights *	959	173
Oncternal Therapeutics Inc - Contingent Value Rights *	33	68

		241

Total Rights (Cost $682)		682

COMMON STOCKS - 97.3%

Basic Materials - 3.2%

AK Steel Holding Corp *	7,592	17,993
Amyris Inc *	491	1,748
Balchem Corp	1,791	179,046
Cleveland-Cliffs Inc	2,252	24,029
Codexis Inc *	2,942	54,221
Compass Minerals International Inc	1,898	104,295
Ferro Corp *	3,695	58,381
GCP Applied Technologies Inc *	3,013	68,214
HB Fuller Co	2,109	97,858
Ingevity Corp *	2,339	245,993
Innospec Inc	1,166	106,386
Kaiser Aluminum Corp	461	44,998
Koppers Holdings Inc *	760	22,314
Kraton Corp *	493	15,317
Marrone Bio Innovations Inc *	2,623	3,934
Materion Corp	461	31,260
Neenah Inc	771	52,081
Novagold Resources Inc * (Canada)	9,018	53,296
OMNOVA Solutions Inc *	2,505	15,606
Orion Engineered Carbons SA (Luxembourg)	2,227	47,680
PolyOne Corp	4,079	128,040
Quaker Chemical Corp	730	148,102
Rogers Corp *	1,029	177,585
Sensient Technologies Corp	1,243	91,336
Stepan Co	124	11,397
Tronox Holdings PLC ‘A’ *	2,456	31,388
United States Lime & Minerals Inc	8	640
Uranium Energy Corp *	10,191	13,962
Valhi Inc	176	523
Verso Corp ‘A’ *	124	2,362

		1,849,985

Communications - 5.0%

1-800-Flowers.com Inc ‘A’ *	1,382	26,092
8x8 Inc *	5,219	125,778
A10 Networks Inc *	3,152	21,497
Acacia Communications Inc *	2,085	98,329
Aerohive Networks Inc *	2,430	10,765
Airgain Inc *	515	7,287
Boingo Wireless Inc *	2,416	43,416
Boston Omaha Corp ‘A’ *	400	9,260
Calix Inc *	1,415	9,282
Cardlytics Inc *	756	19,641
Cargurus Inc *	4,131	149,170
Cars.com Inc *	511	10,077
Casa Systems Inc *	1,592	10,237
Central European Media Enterprises Ltd ‘A’ * (Czech Republic)	4,973	21,682
ChannelAdvisor Corp *	1,493	13,079
Clear Channel Outdoor Holdings Inc *	547	2,582
Clearfield Inc *	622	8,241

	Shares	Value
Cogent Communications Holdings Inc	2,337	$138,724
DASAN Zhone Solutions Inc *	319	4,144
Endurance International Group Holdings Inc *	3,980	19,104
Entravision Communications Corp ‘A’	664	2,072
ePlus Inc *	658	45,362
Eventbrite Inc ‘A’ *	2,036	32,983
EverQuote Inc ‘A’ *	474	6,162
Extreme Networks Inc *	6,500	42,055
Fluent Inc *	2,194	11,804
Gogo Inc *	3,129	12,453
Gray Television Inc *	2,058	33,731
Groupon Inc *	25,165	90,091
GTT Communications Inc *	1,853	32,613
HealthStream Inc *	556	14,378
Hemisphere Media Group Inc *	862	11,137
IDT Corp ‘B’ *	681	6,449
InterDigital Inc	1,769	113,924
Leaf Group Ltd *	620	4,594
Liberty Expedia Holdings Inc ‘A’ *	188	8,985
Liberty Media Corp-Liberty Braves ‘A’ *	530	14,734
Liberty Media Corp-Liberty Braves ‘C’ *	2,017	56,415
Limelight Networks Inc *	2,535	6,844
LiveXLive Media Inc *	1,528	6,341
Loral Space & Communications Inc *	717	24,744
MDC Partners Inc ‘A’ *	2,922	7,363
Meredith Corp	2,216	122,013
National CineMedia Inc	394	2,585
NIC Inc	3,674	58,931
Ooma Inc *	1,035	10,847
OptimizeRx Corp *	666	10,789
ORBCOMM Inc *	3,342	24,229
Overstock.com Inc *	238	3,237
pdvWireless Inc *	514	24,158
Perficient Inc *	1,797	61,673
Plantronics Inc	1,860	68,894
Q2 Holdings Inc *	2,235	170,665
QuinStreet Inc *	2,519	39,926
Quotient Technology Inc *	448	4,812
RigNet Inc *	706	7,116
SharpSpring Inc *	482	6,261
Shenandoah Telecommunications Co	2,668	102,771
Shutterfly Inc *	1,907	96,399
Shutterstock Inc	1,065	41,737
Sonim Technologies Inc *	202	2,571
Stitch Fix Inc ‘A’ *	2,072	66,283
TechTarget Inc *	1,263	26,839
Telaria Inc *	2,408	18,108
The Meet Group Inc *	2,598	9,041
The Rubicon Project Inc *	1,796	11,423
Travelzoo *	248	3,829
TrueCar Inc *	4,910	26,809
Tucows Inc ‘A’ *	526	32,097
Upwork Inc *	3,054	49,108
Value Line Inc	62	1,706
Viavi Solutions Inc *	12,790	169,979
VirnetX Holding Corp *	3,472	21,561
Vonage Holdings Corp *	8,536	96,713
Yelp Inc *	4,191	143,248
Zix Corp *	2,974	27,034

		2,897,013

Consumer, Cyclical - 11.5%

Allegiant Travel Co	723	103,750
America’s Car-Mart Inc *	346	29,784
American Eagle Outfitters Inc	8,113	137,110
Asbury Automotive Group Inc *	1,076	90,750
At Home Group Inc *	184	1,225
Beacon Roofing Supply Inc *	710	26,071
Biglari Holdings Inc ‘B’ *	43	4,466
BJ’s Restaurants Inc	1,150	50,531
BJ’s Wholesale Club Holdings Inc *	2,170	57,288
Bloomin’ Brands Inc	5,110	96,630

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-65

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Blue Bird Corp *	400	$7,876
Boot Barn Holdings Inc *	1,557	55,491
Boyd Gaming Corp	4,075	109,780
Brinker International Inc	1,574	61,937
Camping World Holdings Inc ‘A’	1,830	22,729
Carrols Restaurant Group Inc *	115	1,038
Cavco Industries Inc *	479	75,462
Centric Brands Inc *	917	3,769
Century Communities Inc *	621	16,506
Churchill Downs Inc	1,955	224,962
Chuy’s Holdings Inc *	231	5,295
Clarus Corp	454	6,556
Core-Mark Holding Co Inc	2,521	100,134
Cracker Barrel Old Country Store Inc	1,071	182,852
Crocs Inc *	3,565	70,409
Dave & Buster’s Entertainment Inc	2,025	81,952
Deckers Outdoor Corp *	1,628	286,479
Denny’s Corp *	2,475	50,812
Designer Brands Inc ‘A’	1,279	24,518
Dine Brands Global Inc	550	52,508
Dorman Products Inc *	1,499	130,623
Douglas Dynamics Inc	1,246	49,578
Drive Shack Inc *	2,916	13,676
Duluth Holdings Inc ‘B’ *	600	8,154
Eldorado Resorts Inc *	3,665	168,847
Empire Resorts Inc *	94	902
Eros International PLC * (India)	843	1,138
Everi Holdings Inc *	3,760	44,857
EVI Industries Inc	253	9,682
FirstCash Inc	2,359	235,947
Foundation Building Materials Inc *	226	4,018
Fox Factory Holding Corp *	2,093	172,693
Freshpet Inc *	1,729	78,687
Funko Inc ‘A’ *	947	22,936
Gentherm Inc *	1,876	78,473
GMS Inc *	796	17,512
Golden Entertainment Inc *	469	6,566
Greenlane Holdings Inc ‘A’ *	327	3,136
H&E Equipment Services Inc	1,382	40,202
Hamilton Beach Brands Holding Co ‘A’	330	6,287
Herman Miller Inc	3,278	146,527
Hibbett Sports Inc *	87	1,583
HNI Corp	1,898	67,151
Hooker Furniture Corp	52	1,072
Hudson Ltd ‘A’ *	140	1,931
IMAX Corp *	2,914	58,863
Installed Building Products Inc *	1,260	74,617
Interface Inc	2,984	45,745
iRobot Corp *	1,527	139,934
Jack in the Box Inc	221	17,987
Johnson Outdoors Inc ‘A’	178	13,273
KB Home	931	23,955
Kimball International Inc ‘B’	1,709	29,788
Knoll Inc	2,565	58,944
Kontoor Brands Inc *	588	16,476
La-Z-Boy Inc	1,040	31,886
LCI Industries	1,359	122,310
LGI Homes Inc *	1,116	79,716
Liberty TripAdvisor Holdings Inc ‘A’ *	4,043	50,133
Lindblad Expeditions Holdings Inc *	1,279	22,958
Lithia Motors Inc ‘A’	756	89,798
Lumber Liquidators Holdings Inc *	305	3,523
Malibu Boats Inc ‘A’ *	1,155	44,872
Marine Products Corp	388	5,991
MarineMax Inc *	71	1,167
Marriott Vacations Worldwide Corp	443	42,705
MasterCraft Boat Holdings Inc *	1,039	20,354
Meritor Inc *	3,719	90,186
Mesa Air Group Inc *	506	4,625
Miller Industries Inc	35	1,076
Mobile Mini Inc	822	25,013
Monarch Casino & Resort Inc *	502	21,455

	Shares	Value
National Vision Holdings Inc *	3,829	$117,665
Noodles & Co *	1,586	12,498
Oxford Industries Inc	361	27,364
Papa John’s International Inc	1,098	49,103
PCM Inc *	358	12,544
Penn National Gaming Inc *	694	13,366
PetIQ Inc *	1,050	34,608
PetMed Express Inc	327	5,124
PriceSmart Inc	109	5,572
Purple Innovation Inc *	58	392
Red Rock Resorts Inc ‘A’	3,885	83,450
Regis Corp *	102	1,693
REV Group Inc	290	4,179
RH *	288	33,293
Ruth’s Hospitality Group Inc	1,588	36,063
Scientific Games Corp *	3,104	61,521
SeaWorld Entertainment Inc *	2,809	87,079
Shake Shack Inc ‘A’ *	1,568	113,210
SiteOne Landscape Supply Inc *	2,273	157,519
Skyline Champion Corp *	2,800	76,664
Sleep Number Corp *	1,518	61,312
Sonos Inc *	3,875	43,943
Spartan Motors Inc	1,401	15,355
Spirit Airlines Inc *	2,993	142,856
Standard Motor Products Inc	247	11,199
Steelcase Inc ‘A’	1,170	20,007
Steven Madden Ltd	4,729	160,550
Superior Group of Cos Inc	150	2,570
Systemax Inc	490	10,858
Tailored Brands Inc	2,407	13,888
Target Hospitality Corp *	1,848	16,817
Taylor Morrison Home Corp *	838	17,564
Texas Roadhouse Inc	3,792	203,517
The Cheesecake Factory Inc	2,343	102,436
The Children’s Place Inc	855	81,550
The Habit Restaurants Inc ‘A’ *	371	3,892
The Lovesac Co *	325	10,098
Twin River Worldwide Holdings Inc *	1,166	34,689
Universal Electronics Inc *	678	27,812
Waitr Holdings Inc *	577	3,629
Wingstop Inc	1,508	142,883
Winmark Corp	54	9,350
Winnebago Industries Inc	1,219	47,114
Wolverine World Wide Inc	2,366	65,160
YETI Holdings Inc *	1,720	49,794

		6,719,948

Consumer, Non-Cyclical - 35.8%

22nd Century Group Inc *	5,985	12,509
Aaron’s Inc	3,330	204,495
ACADIA Pharmaceuticals Inc *	5,851	156,397
Accelerate Diagnostics Inc *	1,517	34,709
Acceleron Pharma Inc *	2,072	85,118
Accuray Inc *	4,675	18,092
AcelRx Pharmaceuticals Inc *	1,447	3,661
Acer Therapeutics Inc *	426	1,661
Addus HomeCare Corp *	586	43,921
ADMA Biologics Inc *	1,426	5,519
Aduro Biotech Inc *	3,306	5,091
Adverum Biotechnologies Inc *	2,953	35,111
Aeglea BioTherapeutics Inc *	216	1,480
Aerie Pharmaceuticals Inc *	2,349	69,413
Affimed NV * (Germany)	2,781	7,981
Agenus Inc *	5,824	17,472
AgeX Therapeutics Inc *	1,177	4,320
Aimmune Therapeutics Inc *	2,472	51,467
Akcea Therapeutics Inc *	693	16,251
Akorn Inc *	630	3,245
Albireo Pharma Inc *	575	18,538
Alder Biopharmaceuticals Inc *	4,056	47,739
Aldeyra Therapeutics Inc *	823	4,938
Alector Inc *	547	10,393

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-66

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Allakos Inc *	965	$41,813
Allogene Therapeutics Inc *	2,158	57,942
Alphatec Holdings Inc *	1,499	6,805
Amedisys Inc *	1,744	211,739
American Renal Associates Holdings Inc *	366	2,723
Amicus Therapeutics Inc *	12,881	160,755
AMN Healthcare Services Inc *	2,561	138,934
Amneal Pharmaceuticals Inc *	5,211	37,363
Amphastar Pharmaceuticals Inc *	1,995	42,114
AnaptysBio Inc *	1,152	64,996
Anavex Life Sciences Corp *	2,387	8,044
ANI Pharmaceuticals Inc *	508	41,758
Antares Pharma Inc *	8,995	29,594
Apellis Pharmaceuticals Inc *	2,688	68,114
Apollo Medical Holdings Inc *	350	5,849
Apyx Medical Corp *	286	1,922
Aratana Therapeutics Inc *	2,524	13,024
Arena Pharmaceuticals Inc *	2,222	130,276
ArQule Inc *	5,119	56,360
Array BioPharma Inc *	12,395	574,260
Arrowhead Pharmaceuticals Inc *	5,193	137,614
Arvinas Inc *	978	21,506
ASGN Inc *	2,492	151,015
Assembly Biosciences Inc *	132	1,781
Atara Biotherapeutics Inc *	2,467	49,611
Athenex Inc *	3,295	65,241
Athersys Inc *	7,131	11,980
AtriCure Inc *	2,064	61,590
Atrion Corp	80	68,219
Audentes Therapeutics Inc *	2,440	92,378
Avalon GloboCare Corp *	1,054	2,740
Avedro Inc *	280	5,499
Avid Bioservices Inc *	2,915	16,324
Avis Budget Group Inc *	3,288	115,606
Avrobio Inc *	872	14,179
AxoGen Inc *	1,886	37,343
Axonics Modulation Technologies Inc *	859	35,193
Axsome Therapeutics Inc *	1,355	34,891
B&G Foods Inc	366	7,613
Barrett Business Services Inc	398	32,875
Bellicum Pharmaceuticals Inc *	352	598
Beyondspring Inc *	565	13,390
BG Staffing Inc	239	4,512
BioCryst Pharmaceuticals Inc *	5,384	20,405
BioDelivery Sciences International Inc *	4,533	21,078
Biohaven Pharmaceutical Holding Co Ltd *	1,852	81,099
BioLife Solutions Inc *	371	6,288
BioScrip Inc *	696	1,810
BioSig Technologies Inc *	869	8,160
BioSpecifics Technologies Corp *	347	20,719
BioTelemetry Inc *	1,846	88,885
Bioxcel Therapeutics Inc *	335	3,672
Blueprint Medicines Corp *	2,716	256,200
Bridgford Foods Corp *	96	2,857
Calavo Growers Inc	902	87,259
Calithera Biosciences Inc *	442	1,724
Calyxt Inc *	520	6,490
Cambrex Corp *	814	38,103
Cara Therapeutics Inc *	1,638	35,217
Cardiovascular Systems Inc *	1,899	81,524
Cardtronics PLC ‘A’ *	1,731	47,291
Care.com Inc *	1,044	11,463
CareDx Inc *	2,154	77,522
Career Education Corp *	3,832	73,076
CASI Pharmaceuticals Inc *	2,316	7,411
Cass Information Systems Inc	784	38,008
Catalyst Pharmaceuticals Inc *	5,547	21,300
Catasys Inc *	393	7,553
CEL-SCI Corp *	1,312	10,995
Celcuity Inc *	296	7,400
Cellular Biomedicine Group Inc *	519	8,579

	Shares	Value
Celsius Holdings Inc *	1,585	$7,037
Cerecor Inc *	1,134	6,169
Cerus Corp *	6,702	37,665
Checkpoint Therapeutics Inc *	1,282	3,884
Chegg Inc *	6,453	249,021
ChemoCentryx Inc *	2,267	21,083
Chiasma Inc *	1,447	10,809
ChromaDex Corp *	1,974	9,179
Cimpress NV * (Netherlands)	1,219	110,795
Clovis Oncology Inc *	2,716	40,387
Coca-Cola Consolidated Inc	261	78,104
Coherus Biosciences Inc *	1,430	31,603
Collectors Universe Inc	414	8,835
Collegium Pharmaceutical Inc *	1,784	23,460
Conformis Inc *	3,549	15,474
CONMED Corp	1,514	129,553
Constellation Pharmaceuticals Inc *	697	8,559
Corbus Pharmaceuticals Holdings Inc *	3,303	22,890
Corcept Therapeutics Inc *	5,377	59,954
Corindus Vascular Robotics Inc *	5,105	15,213
CorMedix Inc *	983	8,818
Cortexyme Inc *	153	6,504
CorVel Corp *	506	44,027
CRA International Inc	112	4,293
Craft Brew Alliance Inc *	69	965
Crinetics Pharmaceuticals Inc *	614	15,350
Cross Country Healthcare Inc *	285	2,673
CryoLife Inc *	2,029	60,728
Cue Biopharma Inc *	907	8,154
Cutera Inc *	786	16,333
Cyclerion Therapeutics Inc *	1,249	14,301
Cymabay Therapeutics Inc *	3,832	27,437
Cytokinetics Inc *	2,779	31,264
CytomX Therapeutics Inc *	2,504	28,095
CytoSorbents Corp *	1,780	11,766
Deciphera Pharmaceuticals Inc *	822	18,536
Denali Therapeutics Inc *	2,667	55,367
Dermira Inc *	2,593	24,789
Dicerna Pharmaceuticals Inc *	2,879	45,344
Dova Pharmaceuticals Inc *	449	6,331
Dynavax Technologies Corp *	3,285	13,107
Eagle Pharmaceuticals Inc *	516	28,731
Editas Medicine Inc *	2,759	68,258
Eidos Therapeutics Inc *	617	19,176
Eiger BioPharmaceuticals Inc *	1,303	13,812
elf Beauty Inc *	224	3,158
Eloxx Pharmaceuticals Inc *	1,159	11,555
Emergent BioSolutions Inc *	2,537	122,562
Enanta Pharmaceuticals Inc *	954	80,499
Endo International PLC *	733	3,020
Epizyme Inc *	3,158	39,633
Esperion Therapeutics Inc *	1,387	64,523
Evelo Biosciences Inc *	154	1,383
EVERTEC Inc	3,373	110,297
Evo Payments Inc ‘A’ *	1,739	54,831
Evofem Biosciences Inc *	745	4,947
Evolus Inc *	616	9,006
EyePoint Pharmaceuticals Inc *	2,252	3,693
Fate Therapeutics Inc *	2,910	59,073
FibroGen Inc *	3,877	175,163
Flexion Therapeutics Inc *	1,880	23,124
Forrester Research Inc *	595	27,983
Forty Seven Inc *	919	9,741
Franklin Covey Co *	554	18,836
FTI Consulting Inc *	190	15,930
G1 Therapeutics Inc *	1,114	34,155
Galectin Therapeutics Inc *	1,790	7,429
Genesis Healthcare Inc *	4,662	5,781
GenMark Diagnostics Inc *	3,030	19,665
Genomic Health Inc *	1,498	87,139
Glaukos Corp *	1,982	149,443

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-67

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Global Blood Therapeutics Inc *	3,028	$159,273
Globus Medical Inc ‘A’ *	4,227	178,802
GlycoMimetics Inc *	1,921	22,898
Gossamer Bio Inc *	600	13,308
Green Dot Corp ‘A’ *	2,289	111,932
Gritstone Oncology Inc *	291	3,242
Haemonetics Corp *	2,848	342,728
Halozyme Therapeutics Inc *	7,964	136,822
Hanger Inc *	324	6,205
Harpoon Therapeutics Inc *	175	2,275
Harsco Corp *	4,426	121,449
Healthcare Services Group Inc	4,136	125,404
HealthEquity Inc *	3,415	223,341
Heidrick & Struggles International Inc	113	3,387
Helen of Troy Ltd *	1,397	182,434
Herc Holdings Inc *	99	4,537
Heron Therapeutics Inc *	4,105	76,312
Heska Corp *	386	32,876
HF Foods Group Inc *	417	14,516
HMS Holdings Corp *	4,828	156,379
Homology Medicines Inc *	1,352	26,459
Huron Consulting Group Inc *	154	7,759
I3 Verticals Inc ‘A’ *	514	15,137
ICF International Inc	627	45,646
ImmunoGen Inc *	4,463	9,685
Immunomedics Inc *	8,820	122,333
Innoviva Inc *	3,504	51,018
Inogen Inc *	1,016	67,828
Inovio Pharmaceuticals Inc *	5,106	15,012
Insmed Inc *	4,312	110,387
Insperity Inc	2,155	263,212
Inspire Medical Systems Inc *	741	44,942
Integer Holdings Corp *	1,322	110,942
Intellia Therapeutics Inc *	1,445	23,655
Inter Parfums Inc	980	65,160
Intercept Pharmaceuticals Inc *	1,378	109,647
International Money Express Inc *	724	10,208
Intersect ENT Inc *	1,708	38,874
Intra-Cellular Therapies Inc *	1,270	16,485
Intrexon Corp *	1,024	7,844
Invitae Corp *	4,819	113,246
Iovance Biotherapeutics Inc *	6,378	156,389
iRadimed Corp *	263	5,378
iRhythm Technologies Inc *	1,376	108,814
Ironwood Pharmaceuticals Inc *	8,551	93,548
J&J Snack Foods Corp	841	135,359
John B Sanfilippo & Son Inc	480	38,251
K12 Inc *	170	5,170
Kadmon Holdings Inc *	7,247	14,929
Kala Pharmaceuticals Inc *	525	3,350
Kaleido Biosciences Inc *	281	3,260
KalVista Pharmaceuticals Inc *	649	14,375
Karyopharm Therapeutics Inc *	3,211	19,234
Kezar Life Sciences Inc *	53	409
Kforce Inc	1,257	44,108
Kindred Biosciences Inc *	2,061	17,168
Kiniksa Pharmaceuticals Ltd ‘A’ *	730	9,884
Kodiak Sciences Inc *	1,310	15,327
Korn Ferry	3,139	125,780
Krystal Biotech Inc *	487	19,611
Kura Oncology Inc *	1,625	31,996
La Jolla Pharmaceutical Co *	1,102	10,193
Lancaster Colony Corp	762	113,233
Lantheus Holdings Inc *	2,122	60,053
LeMaitre Vascular Inc	772	21,601
Lexicon Pharmaceuticals Inc *	2,296	14,442
LHC Group Inc *	1,674	200,177
Lifevantage Corp *	773	10,034
Ligand Pharmaceuticals Inc *	170	19,405
Limoneira Co	221	4,407
Liquidia Technologies Inc *	745	5,960

	Shares	Value
LivaNova PLC *	2,131	$153,347
LogicBio Therapeutics Inc *	465	6,045
MacroGenics Inc *	1,242	21,077
Madrigal Pharmaceuticals Inc *	435	45,592
Magellan Health Inc *	668	49,586
Magenta Therapeutics Inc *	1,083	15,974
MannKind Corp *	10,443	12,009
Marinus Pharmaceuticals Inc *	2,942	12,209
Marker Therapeutics Inc *	1,504	11,912
MediciNova Inc *	2,290	22,053
Medifast Inc	631	80,957
Medpace Holdings Inc *	1,535	100,420
MEI Pharma Inc *	3,793	9,483
MeiraGTx Holdings PLC *	868	23,332
Meridian Bioscience Inc *	202	2,400
Merit Medical Systems Inc *	2,979	177,429
MGP Ingredients Inc	722	47,876
Millendo Therapeutics Inc *	523	6,046
Minerva Neurosciences Inc *	1,420	7,995
Mirati Therapeutics Inc *	1,389	143,067
Misonix Inc *	408	10,371
Molecular Templates Inc *	603	5,035
Momenta Pharmaceuticals Inc *	5,480	68,226
Monro Inc	1,818	155,075
Mustang Bio Inc *	1,543	5,678
MyoKardia Inc *	2,471	123,896
Myriad Genetics Inc *	461	12,807
NanoString Technologies Inc *	1,662	50,442
Natera Inc *	3,112	85,829
Nathan’s Famous Inc	65	5,078
National Beverage Corp	663	29,590
National Research Corp	669	38,528
Natus Medical Inc *	1,877	48,220
Neogen Corp *	2,851	177,076
NeoGenomics Inc *	4,868	106,804
Neuronetics Inc *	753	9,420
Nevro Corp *	1,644	106,581
New Age Beverages Corp *	4,024	18,752
NextCure Inc *	154	2,307
NGM Biopharmaceuticals Inc *	355	5,197
Novavax Inc *	359	2,104
Novocure Ltd *	4,713	298,003
NuVasive Inc *	2,889	169,122
Ocular Therapeutix Inc *	2,146	9,442
Odonate Therapeutics Inc *	431	15,813
Omeros Corp *	2,590	40,637
Oncocyte Corp *	1,199	2,986
Optinose Inc *	1,386	9,813
Organogenesis Holdings Inc *	583	4,431
Orthofix Medical Inc *	760	40,189
OrthoPediatrics Corp *	488	19,032
Oxford Immunotec Global PLC *	71	977
Pacific Biosciences of California Inc *	7,236	43,778
Pacira BioSciences Inc *	2,256	98,113
Palatin Technologies Inc *	11,120	12,899
Paratek Pharmaceuticals Inc *	1,630	6,504
Performance Food Group Co *	5,724	229,132
Pfenex Inc *	1,661	11,195
PhaseBio Pharmaceuticals Inc *	762	9,997
Phibro Animal Health Corp ‘A’	1,071	34,026
Pieris Pharmaceuticals Inc *	2,662	12,511
Portola Pharmaceuticals Inc *	3,712	100,707
Precision BioSciences Inc *	510	6,758
PRGX Global Inc *	1,073	7,211
Primo Water Corp *	1,947	23,948
Principia Biopharma Inc *	697	23,133
Priority Technology Holdings Inc *	362	2,842
Progenics Pharmaceuticals Inc *	4,682	28,888
Protagonist Therapeutics Inc *	525	6,358
PTC Therapeutics Inc *	3,185	143,325
Pulse Biosciences Inc *	664	8,765

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-68

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Puma Biotechnology Inc *	1,712	$21,760
Quanterix Corp *	529	17,875
Quidel Corp *	1,968	116,742
R1 RCM Inc *	5,696	71,656
Ra Pharmaceuticals Inc *	1,741	52,352
Radius Health Inc *	2,507	61,071
RadNet Inc *	2,334	32,186
Reata Pharmaceuticals Inc ‘A’ *	472	44,533
Recro Pharma Inc *	1,128	11,472
REGENXBIO Inc *	1,856	95,343
Rent-A-Center Inc *	2,711	72,194
Repligen Corp *	2,637	226,650
Replimune Group Inc *	646	9,470
Resources Connection Inc	489	7,829
resTORbio Inc *	31	316
Retrophin Inc *	2,305	46,307
Revance Therapeutics Inc *	2,003	25,979
Revlon Inc ‘A’ *	361	6,978
Rhythm Pharmaceuticals Inc *	1,279	28,138
Rigel Pharmaceuticals Inc *	8,682	22,660
Rocket Pharmaceuticals Inc *	1,655	24,825
Rockwell Medical Inc *	2,864	8,621
Rosetta Stone Inc *	172	3,935
Rubius Therapeutics Inc *	1,944	30,579
Sanderson Farms Inc	930	127,001
Sangamo Therapeutics Inc *	4,520	48,680
Savara Inc *	1,628	3,858
Scholar Rock Holding Corp *	862	13,671
Select Medical Holdings Corp *	6,120	97,124
Senseonics Holdings Inc *	5,939	12,116
Seres Therapeutics Inc *	1,072	3,452
Shockwave Medical Inc *	368	21,009
ShotSpotter Inc *	447	19,757
SI-BONE Inc *	893	18,164
Sientra Inc *	1,189	7,324
SIGA Technologies Inc *	3,060	17,381
Silk Road Medical Inc *	388	18,802
Solid Biosciences Inc *	143	822
Soliton Inc *	121	1,779
Sorrento Therapeutics Inc *	6,507	17,374
Sotheby’s *	1,774	103,123
Spark Therapeutics Inc *	1,912	195,751
Spectrum Pharmaceuticals Inc *	5,698	49,060
Spero Therapeutics Inc *	24	276
STAAR Surgical Co *	2,471	72,598
Stemline Therapeutics Inc *	2,229	34,148
Strategic Education Inc	1,186	211,108
Supernus Pharmaceuticals Inc *	2,742	90,733
Surgery Partners Inc *	98	798
Surmodics Inc *	728	31,428
Sutro Biopharma Inc *	117	1,331
Syndax Pharmaceuticals Inc *	1,117	10,399
Syneos Health Inc *	260	13,283
Synthorx Inc *	323	4,364
Syros Pharmaceuticals Inc *	1,925	17,825
Tactile Systems Technology Inc *	1,009	57,432
Tandem Diabetes Care Inc *	3,087	199,173
Teladoc Health Inc *	3,973	263,847
Tenet Healthcare Corp *	5,349	110,510
TG Therapeutics Inc *	3,914	33,856
The Boston Beer Co Inc ‘A’ *	465	175,658
The Brink’s Co	2,777	225,437
The Chefs’ Warehouse Inc *	1,342	47,064
The Ensign Group Inc	2,814	160,173
The Hackett Group Inc	1,232	20,685
The Joint Corp *	726	13,213
The Medicines Co *	1,297	47,302
The Providence Service Corp *	649	37,214
TherapeuticsMD Inc *	9,684	25,178
Theravance Biopharma Inc *	2,462	40,204
Tocagen Inc *	1,224	8,176

	Shares	Value
Tootsie Roll Industries Inc	815	$30,098
TransEnterix Inc *	7,125	9,690
Translate Bio Inc *	1,632	20,612
TransMedics Group Inc *	316	9,161
Tricida Inc *	1,214	47,904
TriNet Group Inc *	2,485	168,483
Turning Point Brands Inc	461	22,580
Turning Point Therapeutics Inc *	352	14,326
Twist Bioscience Corp *	1,183	34,319
Tyme Technologies Inc *	3,336	4,070
Ultragenyx Pharmaceutical Inc *	3,039	192,976
UNITY Biotechnology Inc *	1,051	9,985
UroGen Pharma Ltd *	1,042	37,449
US Physical Therapy Inc	699	85,676
USANA Health Sciences Inc *	751	59,652
Utah Medical Products Inc	168	16,078
Vanda Pharmaceuticals Inc *	2,896	40,805
Vapotherm Inc *	287	6,601
Varex Imaging Corp *	901	27,616
VBI Vaccines Inc *	4,052	4,741
Vector Group Ltd	5,537	53,986
Veracyte Inc *	2,591	73,869
Vericel Corp *	2,445	46,186
Verrica Pharmaceuticals Inc *	285	3,312
Viad Corp	1,117	73,990
ViewRay Inc *	3,861	34,015
Viking Therapeutics Inc *	360	2,988
Voyager Therapeutics Inc *	1,343	36,556
WaVe Life Sciences Ltd *	983	25,646
WD-40 Co	765	121,666
Willdan Group Inc *	558	20,785
Wright Medical Group NV *	7,020	209,336
X4 Pharmaceuticals Inc *	388	5,820
XBiotech Inc *	931	7,057
Xencor Inc *	2,631	107,687
Xeris Pharmaceuticals Inc *	1,405	16,073
Y-mAbs Therapeutics Inc *	1,131	25,866
Youngevity International Inc *	465	2,651
ZIOPHARM Oncology Inc *	8,924	52,027
Zogenix Inc *	2,372	113,334
Zynerba Pharmaceuticals Inc *	1,156	15,664
Zynex Inc	863	7,758

		20,834,124

Energy - 1.2%

Advanced Emissions Solutions Inc	860	10,870
Brigham Minerals Inc ‘A’ *	637	13,670
CVR Energy Inc	686	34,293
DMC Global Inc	803	50,870
Enphase Energy Inc *	5,108	93,119
Evolution Petroleum Corp	1,238	8,852
Falcon Minerals Corp *	351	2,948
FTS International Inc *	868	4,843
Goodrich Petroleum Corp *	315	4,092
Isramco Inc *	39	4,622
Jagged Peak Energy Inc *	2,335	19,310
Liberty Oilfield Services Inc ‘A’	735	11,892
Matador Resources Co *	621	12,346
MRC Global Inc *	412	7,053
Murphy USA Inc *	298	25,041
NextDecade Corp *	762	4,816
Plug Power Inc *	12,775	28,744
PrimeEnergy Resources Corp *	20	2,663
ProPetro Holding Corp *	2,527	52,309
Ring Energy Inc *	1,443	4,690
Rosehill Resources Inc *	574	2,124
Solaris Oilfield Infrastructure Inc ‘A’	1,703	25,511
Sunrun Inc *	6,153	115,430
Tellurian Inc *	5,260	41,291
TerraForm Power Inc ‘A’	2,897	41,427
Thermon Group Holdings Inc *	478	12,261

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-69

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
TPI Composites Inc *	1,605	$39,676
Us Well Services Inc *	876	4,222
Vivint Solar Inc *	2,427	17,717

		696,702

Financial - 9.9%

Alexander’s Inc REIT	119	44,066
Altisource Portfolio Solutions SA *	31	609
Altus Midstream Co ‘A’ *	2,814	10,468
American Assets Trust Inc REIT	2,592	122,135
American Finance Trust Inc REIT	386	4,207
Ameris Bancorp	580	22,730
Ares Management Corp ‘A’	3,590	93,950
Armada Hoffler Properties Inc REIT	920	15,226
Artisan Partners Asset Management Inc ‘A’	1,499	41,253
Atlantic Capital Bancshares Inc *	106	1,815
Axos Financial Inc *	2,053	55,944
Bank First National Corp	306	21,102
Baycom Corp *	205	4,490
Blucora Inc *	1,934	58,736
Bluerock Residential Growth REIT Inc	1,181	13,877
Cambridge Bancorp	73	5,950
CareTrust REIT Inc	3,962	94,216
Century Bancorp Inc ‘A’	26	2,285
City Holding Co	81	6,177
Clipper Realty Inc REIT	759	8,486
CNB Financial Corp	63	1,779
Coastal Financial Corp *	241	3,728
Cohen & Steers Inc	1,271	65,380
Community Healthcare Trust Inc REIT	598	23,567
ConnectOne Bancorp Inc	479	10,854
Cowen Inc ‘A’ *	773	13,288
Crawford & Co ‘A’	794	8,361
Curo Group Holdings Corp *	967	10,685
Cushman & Wakefield PLC *	5,362	95,873
Deluxe Corp	146	5,936
Diamond Hill Investment Group Inc	157	22,250
Eagle Bancorp Inc	112	6,063
Easterly Government Properties Inc REIT	867	15,701
EastGroup Properties Inc REIT	2,018	234,048
eHealth Inc *	1,243	107,022
Elevate Credit Inc *	691	2,847
Enova International Inc *	1,206	27,798
Enstar Group Ltd * (Bermuda)	112	19,519
Entegra Financial Corp *	41	1,235
Esquire Financial Holdings Inc *	134	3,370
Essent Group Ltd *	2,727	128,142
Essential Properties Realty Trust Inc REIT	297	5,952
eXp World Holdings Inc *	886	9,861
FB Financial Corp	479	17,531
Federal Agricultural Mortgage Corp ‘C’	143	10,390
Federated Investors Inc ‘B’	5,366	174,395
FedNat Holding Co	330	4,709
Fidelity D&D Bancorp Inc	62	4,166
First Financial Bankshares Inc	7,255	223,381
First Foundation Inc	695	9,341
First Industrial Realty Trust Inc REIT	1,443	53,016
Focus Financial Partners Inc ‘A’ *	1,688	46,099
Four Corners Property Trust Inc REIT	3,810	104,127
FS Bancorp Inc	32	1,660
GAMCO Investors Inc ‘A’	266	5,099
Glacier Bancorp Inc	688	27,898
Gladstone Commercial Corp REIT	495	10,504
Global Indemnity Ltd (Cayman)	92	2,848
Goosehead Insurance Inc ‘A’	622	29,732
Greene County Bancorp Inc	183	5,384
Greenhill & Co Inc	946	12,856
Hamilton Lane Inc ‘A’	1,214	69,271
Hanmi Financial Corp	142	3,162
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	244	6,876

	Shares	Value
HarborOne Bancorp Inc *	348	$6,518
Health Insurance Innovations Inc ‘A’ *	544	14,101
Heritage Commerce Corp	311	3,810
Heritage Insurance Holdings Inc	128	1,973
HFF Inc ‘A’	2,128	96,781
Hingham Institution for Savings	39	7,722
HomeTrust Bancshares Inc	280	7,039
Houlihan Lokey Inc	1,882	83,806
Independent Bank Corp MA	176	13,402
Independent Bank Corp MI	328	7,147
Independent Bank Group Inc	504	27,700
Innovative Industrial Properties Inc REIT	521	64,375
Investar Holding Corp	133	3,172
Investors Title Co	12	2,004
iStar Inc REIT	2,435	30,243
James River Group Holdings Ltd	701	32,877
Kearny Financial Corp	1,529	20,320
Kennedy-Wilson Holdings Inc	3,493	71,851
Kinsale Capital Group Inc	1,098	100,445
Ladenburg Thalmann Financial Services Inc	6,057	20,776
Lakeland Financial Corp	1,036	48,516
Legacy Housing Corp *	133	1,656
LegacyTexas Financial Group Inc	1,060	43,153
LTC Properties Inc REIT	1,081	49,359
Malvern Bancorp Inc *	112	2,465
Marcus & Millichap Inc *	1,119	34,521
Marlin Business Services Corp	143	3,565
Maui Land & Pineapple Co Inc *	163	1,677
MBIA Inc *	473	4,404
McGrath RentCorp	917	56,992
Meridian Bancorp Inc	363	6,494
Meta Financial Group Inc	1,204	33,772
Midland States Bancorp Inc	128	3,420
Moelis & Co ‘A’	2,154	75,282
Monmouth Real Estate Investment Corp REIT	823	11,152
Mr Cooper Group Inc *	2,038	16,324
National Bank Holdings Corp ‘A’	547	19,856
National General Holdings Corp	2,266	51,982
National Health Investors Inc REIT	1,013	79,044
National Storage Affiliates Trust REIT	3,168	91,682
New Senior Investment Group Inc REIT	2,026	13,615
Newmark Group Inc ‘A’	7,142	64,135
NexPoint Residential Trust Inc REIT	1,043	43,180
NMI Holdings Inc ‘A’ *	3,627	102,971
Northeast Bank *	41	1,131
Och-Ziff Capital Management Group Inc ‘A’	492	11,296
Palomar Holdings Inc *	322	7,741
Paysign Inc *	1,656	22,141
PCSB Financial Corp	98	1,985
Pennsylvania REIT	1,982	12,883
People’s Utah Bancorp	81	2,381
PJT Partners Inc ‘A’	771	31,241
Preferred Bank	247	11,671
PS Business Parks Inc REIT	1,112	187,405
Pzena Investment Management Inc ‘A’	958	8,229
QTS Realty Trust Inc ‘A’ REIT	3,045	140,618
Redfin Corp *	4,910	88,282
Regional Management Corp *	265	6,988
Reliant Bancorp Inc	75	1,772
RLI Corp	2,228	190,962
Ryman Hospitality Properties Inc REIT	2,554	207,104
Saul Centers Inc REIT	600	33,678
Seacoast Banking Corp of Florida *	429	10,914
Selective Insurance Group Inc	1,606	120,273
Seritage Growth Properties REIT *	172	7,389
ServisFirst Bancshares Inc	2,183	74,790
Siebert Financial Corp *	335	3,015
Silvercrest Asset Management Group Inc ‘A’	436	6,117
Southern Missouri Bancorp Inc	36	1,254
State Auto Financial Corp	74	2,590
Stock Yards Bancorp Inc	213	7,700

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-70

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Tanger Factory Outlet Centers Inc REIT	5,081	$82,363
Terreno Realty Corp REIT	340	16,674
The Bank of NT Butterfield & Son Ltd (Bermuda)	1,004	34,096
The GEO Group Inc REIT	6,621	139,107
The RMR Group Inc ‘A’	404	18,980
TriState Capital Holdings Inc *	324	6,914
Triumph Bancorp Inc *	668	19,405
Trupanion Inc *	1,582	57,158
UMH Properties Inc REIT	1,642	20,377
Union Bankshares Inc	56	2,073
United Community Banks Inc	279	7,968
United Community Financial Corp	413	3,952
United Fire Group Inc	122	5,912
Uniti Group Inc REIT	10,293	97,784
Universal Health Realty Income Trust REIT	647	54,950
Universal Insurance Holdings Inc	588	16,405
Veritex Holdings Inc	874	22,680
Virtus Investment Partners Inc	51	5,477
WageWorks Inc *	2,225	113,008
Walker & Dunlop Inc	186	9,897
Waterstone Financial Inc	114	1,945
West Bancorporation Inc	186	3,947
Westamerica Bancorporation	267	16,450
WisdomTree Investments Inc	2,822	17,412
World Acceptance Corp *	217	35,612

		5,760,801

Industrial - 15.7%

AAON Inc	2,284	114,611
Actuant Corp ‘A’	1,552	38,505
Advanced Disposal Services Inc *	3,806	121,449
Advanced Drainage Systems Inc	2,026	66,433
Advanced Energy Industries Inc *	2,117	119,124
Aerojet Rocketdyne Holdings Inc *	2,858	127,953
Aerovironment Inc *	1,185	67,272
Air Transport Services Group Inc *	3,249	79,276
Akoustis Technologies Inc *	1,397	8,941
Alamo Group Inc	469	46,867
Alarm.com Holdings Inc *	2,046	109,461
Albany International Corp ‘A’	1,609	133,402
Allied Motion Technologies Inc	413	15,653
American Superconductor Corp *	314	2,914
American Woodmark Corp *	844	71,419
Apogee Enterprises Inc	1,232	53,518
Applied Industrial Technologies Inc	2,132	131,182
AquaVenture Holdings Ltd *	98	1,957
Ardmore Shipping Corp * (Ireland)	359	2,926
Argan Inc	696	28,230
Astronics Corp *	1,350	54,297
Atkore International Group Inc *	2,569	66,460
Axon Enterprise Inc *	3,245	208,361
AZZ Inc	458	21,077
Badger Meter Inc	1,589	94,847
Barnes Group Inc	321	18,085
Boise Cascade Co	511	14,364
Brady Corp ‘A’	2,178	107,419
Builders FirstSource Inc *	5,895	99,390
Cactus Inc ‘A’ *	2,619	86,741
Casella Waste Systems Inc ‘A’ *	2,480	98,282
CECO Environmental Corp *	179	1,717
Chart Industries Inc *	1,972	151,607
Chase Corp	406	43,702
Coda Octopus Group Inc *	258	3,367
Columbus McKinnon Corp	773	32,443
Comfort Systems USA Inc	2,024	103,204
Construction Partners Inc ‘A’ *	254	3,815
Continental Building Products Inc *	924	24,551
Control4 Corp *	1,476	35,055
Covanta Holding Corp	6,573	117,722
CryoPort Inc *	1,545	28,304

	Shares	Value
CSW Industrials Inc	827	$56,360
Digimarc Corp *	602	26,723
Dorian LPG Ltd *	314	2,832
Ducommun Inc *	104	4,687
Dycom Industries Inc *	1,349	79,416
EMCOR Group Inc	2,328	205,097
Energous Corp *	1,597	6,979
Energy Recovery Inc *	2,063	21,496
EnerSys	1,570	107,545
EnPro Industries Inc	100	6,384
ESCO Technologies Inc	1,336	110,380
Evoqua Water Technologies Corp *	4,164	59,295
Exponent Inc	2,877	168,420
Fabrinet * (Thailand)	1,863	92,535
FARO Technologies Inc *	907	47,690
Federal Signal Corp	3,130	83,727
Fitbit Inc ‘A’ *	2,456	10,806
Fluidigm Corp *	3,846	47,383
Forterra Inc *	1,020	5,069
Forward Air Corp	1,583	93,634
Franklin Electric Co Inc	2,437	115,757
GasLog Ltd (Monaco)	1,498	21,571
Gencor Industries Inc *	132	1,716
Generac Holdings Inc *	3,402	236,133
General Finance Corp *	246	2,059
Global Brass & Copper Holdings Inc	1,103	48,234
Golar LNG Ltd (Bermuda)	431	7,965
GoPro Inc ‘A’ *	6,287	34,327
Granite Construction Inc	389	18,742
Great Lakes Dredge & Dock Corp *	3,001	33,131
Heartland Express Inc	130	2,349
Helios Technologies Inc	1,629	75,602
Heritage-Crystal Clean Inc *	591	15,549
Hillenbrand Inc	2,294	90,774
Ichor Holdings Ltd *	275	6,501
IES Holdings Inc *	211	3,977
II-VI Inc *	3,194	116,773
IntriCon Corp *	468	10,932
Iteris Inc *	1,572	8,127
Itron Inc *	1,907	119,321
JELD-WEN Holding Inc *	3,349	71,099
John Bean Technologies Corp	1,735	210,161
Kadant Inc	610	55,394
Kaman Corp	220	14,012
Kimball Electronics Inc *	105	1,705
Kratos Defense & Security Solutions Inc *	5,015	114,793
Lawson Products Inc *	232	8,521
LB Foster Co ‘A’ *	61	1,668
Lindsay Corp	210	17,264
Louisiana-Pacific Corp	960	25,171
Luxfer Holdings PLC (United Kingdom)	1,394	34,181
Masonite International Corp *	1,299	68,431
MasTec Inc *	3,350	172,625
Mayville Engineering Co Inc *	350	4,830
Mesa Laboratories Inc	190	46,425
Mistras Group Inc *	151	2,170
Moog Inc ‘A’	1,553	145,376
MSA Safety Inc	1,964	206,986
Mueller Industries Inc	1,695	49,613
Mueller Water Products Inc ‘A’	5,207	51,133
Myers Industries Inc	1,972	38,000
MYR Group Inc *	893	33,354
Napco Security Technologies Inc *	672	19,945
National Presto Industries Inc	23	2,146
nLight Inc *	1,804	34,637
Novanta Inc *	1,873	176,624
NRC Group Holdings Corp *	526	5,849
NV5 Global Inc *	567	46,154
NVE Corp	255	17,756
Omega Flex Inc	172	13,211
OSI Systems Inc *	842	94,834

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-71

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
PAM Transportation Services Inc *	77	$4,774
Patrick Industries Inc *	835	41,074
PGT Innovations Inc *	1,544	25,816
Plexus Corp *	220	12,841
Primoris Services Corp	1,665	34,848
Proto Labs Inc *	1,500	174,030
Pure Cycle Corp *	946	10,028
Radiant Logistics Inc *	2,161	13,269
Raven Industries Inc	1,996	71,616
RBC Bearings Inc *	1,349	225,027
Rexnord Corp *	619	18,706
Ryerson Holding Corp *	817	6,806
Saia Inc *	862	55,746
Sanmina Corp *	859	26,011
Scorpio Bulkers Inc	539	2,479
Select Interior Concepts Inc ‘A’ *	347	4,043
Simpson Manufacturing Co Inc	2,491	165,552
SPX Corp *	1,981	65,413
Sterling Construction Co Inc *	299	4,013
Stoneridge Inc *	167	5,269
Sturm Ruger & Co Inc	849	46,254
Summit Materials Inc ‘A’ *	1,146	22,061
Tennant Co	1,000	61,200
Terex Corp	2,657	83,430
Tetra Tech Inc	3,035	238,399
The Gorman-Rupp Co	198	6,500
TopBuild Corp *	1,888	156,251
Transcat Inc *	375	9,596
Trex Co Inc *	3,268	234,316
Triumph Group Inc	686	15,709
UFP Technologies Inc *	41	1,706
Universal Forest Products Inc	2,936	111,744
Universal Logistics Holdings Inc	494	11,100
US Concrete Inc *	888	44,125
US Ecology Inc	1,228	73,115
Vicor Corp *	990	30,740
Vishay Precision Group Inc *	436	17,715
VSE Corp	30	861
Watts Water Technologies Inc ‘A’	868	80,880
Welbilt Inc *	7,221	120,591
Wesco Aircraft Holdings Inc *	762	8,458
WillScot Corp *	1,941	29,193
Worthington Industries Inc	493	19,848
Wrap Technologies Inc *	423	2,631
ZAGG Inc *	102	710

		9,140,463

Technology - 13.6%

ACI Worldwide Inc *	6,074	208,581
Adesto Technologies Corp *	1,281	10,440
Agilysys Inc *	990	21,255
Altair Engineering Inc ‘A’ *	2,145	86,637
Ambarella Inc *	708	31,244
Amber Road Inc *	1,395	18,219
American Software Inc ‘A’	976	12,834
Appfolio Inc ‘A’ *	853	87,236
Appian Corp *	1,737	62,654
Aquantia Corp *	1,565	20,392
AstroNova Inc	384	9,923
Avid Technology Inc *	1,560	14,227
Bandwidth Inc ‘A’ *	747	56,040
Benefitfocus Inc *	1,651	44,825
Blackbaud Inc	2,720	227,120
Blackline Inc *	2,382	127,461
Bottomline Technologies DE Inc *	2,388	105,645
Box Inc ‘A’ *	7,978	140,493
Brightcove Inc *	2,198	22,705
Brooks Automation Inc	3,420	132,525
Cabot Microelectronics Corp	1,613	177,559
Carbon Black Inc *	3,103	51,882
Carbonite Inc *	1,842	47,966

	Shares	Value
Castlight Health Inc ‘B’ *	5,597	$18,078
CEVA Inc *	1,111	27,053
Cision Ltd *	5,106	59,893
Cloudera Inc *	850	4,471
CommVault Systems Inc *	1,908	94,675
Cornerstone OnDemand Inc *	3,124	180,973
Cray Inc *	1,923	66,959
CSG Systems International Inc	1,756	85,745
Cubic Corp	276	17,796
Diebold Nixdorf Inc *	2,209	20,234
Digital Turbine Inc *	4,309	21,545
Diodes Inc *	570	20,731
Domo Inc ‘B’ *	962	26,282
DSP Group Inc *	439	6,304
Ebix Inc	1,297	65,135
eGain Corp *	1,137	9,255
Electronics For Imaging Inc *	1,547	57,100
Envestnet Inc *	2,664	182,138
Everbridge Inc *	1,817	162,476
Evolent Health Inc ‘A’ *	822	6,535
Exela Technologies Inc *	1,933	4,233
ExlService Holdings Inc *	1,865	123,332
Five9 Inc *	3,277	168,077
ForeScout Technologies Inc *	2,260	76,524
FormFactor Inc *	312	4,889
Glu Mobile Inc *	6,451	46,318
Ideanomics Inc *	2,649	6,517
Impinj Inc *	796	22,782
Inovalon Holdings Inc ‘A’ *	3,919	56,865
Inphi Corp *	2,501	125,300
Insight Enterprises Inc *	726	42,253
Inspired Entertainment Inc *	444	3,747
Instructure Inc *	1,874	79,645
Intelligent Systems Corp *	379	10,911
j2 Global Inc *	2,599	231,025
Lattice Semiconductor Corp *	6,937	101,211
LivePerson Inc *	3,390	95,056
MajesCo *	347	3,231
MAXIMUS Inc	3,538	256,646
MaxLinear Inc *	3,628	85,040
Mercury Systems Inc *	2,969	208,869
MicroStrategy Inc ‘A’ *	462	66,209
Mitek Systems Inc *	1,156	11,491
MobileIron Inc *	5,338	33,096
Model N Inc *	1,816	35,412
Monotype Imaging Holdings Inc	1,074	18,086
MTS Systems Corp	334	19,549
Nanometrics Inc *	434	15,064
NextGen Healthcare Inc *	3,013	59,959
Omnicell Inc *	2,280	196,148
OneSpan Inc *	1,308	18,534
PAR Technology Corp *	644	18,161
Pareteum Corp *	2,688	7,016
Parsons Corp *	1,039	38,298
PDF Solutions Inc *	135	1,771
Perspecta Inc	564	13,203
Pitney Bowes Inc	4,616	19,756
PlayAGS Inc *	1,482	28,825
Power Integrations Inc	1,574	126,203
Presidio Inc	450	6,151
Progress Software Corp	2,477	108,047
PROS Holdings Inc *	1,833	115,956
QAD Inc ‘A’	322	12,948
Qualys Inc *	1,894	164,930
Rapid7 Inc *	2,681	155,069
Rimini Street Inc *	1,099	5,825
Rudolph Technologies Inc *	230	6,355
SailPoint Technologies Holding Inc *	4,771	95,611
Science Applications International Corp	3,303	285,908
Semtech Corp *	3,365	161,688
Silicon Laboratories Inc *	2,391	247,229

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-72

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Simulations Plus Inc	663	$18,935
SPS Commerce Inc *	1,001	102,312
SVMK Inc *	4,671	77,118
Tabula Rasa HealthCare Inc *	1,084	54,124
Telenav Inc *	823	6,584
Tenable Holdings Inc *	2,064	58,907
TTEC Holdings Inc	797	37,132
Unisys Corp *	1,984	19,284
Upland Software Inc *	1,253	57,049
USA Technologies Inc *	3,164	23,509
Varonis Systems Inc *	1,652	102,325
Verint Systems Inc *	3,445	185,272
Verra Mobility Corp *	5,484	71,786
Virtusa Corp *	1,602	71,177
Vocera Communications Inc *	1,714	54,711
Workiva Inc *	1,954	113,508
Xperi Corp	546	11,242
Yext Inc *	5,174	103,946
Zuora Inc ‘A’ *	4,743	72,663

		7,937,794

Utilities - 1.4%

American States Water Co	2,041	153,565
Atlantic Power Corp *	3,722	9,007
California Water Service Group	2,523	127,739
Chesapeake Utilities Corp	890	84,568
Connecticut Water Service Inc	675	47,061
El Paso Electric Co	382	24,983
Genie Energy Ltd ‘B’	317	3,376
Global Water Resources Inc	716	7,475
MGE Energy Inc	705	51,521
Middlesex Water Co	768	45,504
New Jersey Resources Corp	322	16,026
Northwest Natural Holding Co	238	16,541
Ormat Technologies Inc	786	49,825
Otter Tail Corp	971	51,279
SJW Group	953	57,914
South Jersey Industries Inc	724	24,421
Southwest Gas Holdings Inc	333	29,843
Spark Energy Inc ‘A’	595	6,658
The York Water Co	649	23,182

		830,488

Total Common Stocks (Cost $50,874,612)		56,667,318

EXCHANGE-TRADED FUND - 1.9%

iShares Russell 2000 Growth	5,402	1,085,100

Total Exchange-Traded Fund (Cost $1,055,150)		1,085,100

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $676,297; collateralized by U.S. Treasury Notes: 1.750% due 06/15/22 and value $691,181)	$676,269	$676,269

Total Short-Term Investment (Cost $676,269)		676,269

TOTAL INVESTMENTS - 100.4% (Cost $52,606,713)		58,429,369

DERIVATIVES - 0.0%
(See Note (c) in Notes to Schedule of Investments)		12,910

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(219,638)

NET ASSETS - 100.0%		$58,222,641

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	35.8%
Industrial	15.7%
Technology	13.6%
Consumer, Cyclical	11.5%
Financial	9.9%
Communications	5.0%
Basic Materials	3.2%
Others (each less than 3.0%)	5.7%

	100.4%
Derivatives	0.0%
Other Assets & Liabilities, Net	(0.4%	)

	100.0%

(b)

An investment with a value of $441 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Open futures contracts outstanding as of June 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	09/19	8	$613,930	$626,840	$12,910

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-73

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Basic Materials	$441	$-	$-	$441
	Consumer, Non-Cyclical	241	-	241	-

	Total Rights	682	-	241	441

	Common Stocks	56,667,318	56,667,318	-	-
	Exchange-Traded Fund	1,085,100	1,085,100	-	-
	Short-Term Investment	676,269	-	676,269	-
	Derivatives:
	Equity Contracts
	Futures	12,910	12,910	-	-

	Total	$58,442,279	$57,765,328	$676,510	$441

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-74

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Corium International Inc - Contingent Value Rights *	259	$47
Hertz Global Holdings Inc Exp 07/12/19 *	3,095	6,035

		6,082

Industrial - 0.0%

Babcock & Wilcox Enterprises Inc Exp 07/18/19 *	1,646	70

Total Rights (Cost $4,873)		6,152

COMMON STOCKS - 96.2%

Basic Materials - 3.2%

AdvanSix Inc *	1,600	39,088
AK Steel Holding Corp *	10,080	23,890
Allegheny Technologies Inc *	7,085	178,542
American Vanguard Corp	1,569	24,178
Amyris Inc *	1,910	6,800
Carpenter Technology Corp	2,654	127,339
Century Aluminum Co *	2,821	19,493
Clearwater Paper Corp *	927	17,140
Cleveland-Cliffs Inc	13,468	143,704
Coeur Mining Inc *	11,422	49,572
Commercial Metals Co	6,629	118,328
Covia Holdings Corp *	2,326	4,559
Energy Fuels Inc *	4,797	15,015
Ferro Corp *	854	13,493
Gold Resource Corp	3,245	10,968
Hawkins Inc	549	23,832
HB Fuller Co	723	33,547
Hecla Mining Co	27,080	48,744
Innophos Holdings Inc	1,110	32,312
Innospec Inc	189	17,244
Intrepid Potash Inc *	5,442	18,285
Kaiser Aluminum Corp	438	42,753
Koppers Holdings Inc *	299	8,779
Kraton Corp *	1,264	39,272
Kronos Worldwide Inc	1,297	19,870
Landec Corp *	1,385	12,977
Livent Corp *	8,246	57,062
Materion Corp	675	45,772
Minerals Technologies Inc	1,978	105,843
Neenah Inc	165	11,146
Novagold Resources Inc * (Canada)	3,888	22,978
Oil-Dri Corp of America	279	9,497
Orion Engineered Carbons SA (Luxembourg)	1,101	23,572
PH Glatfelter Co	2,452	41,390
PolyOne Corp	249	7,816
PQ Group Holdings Inc *	2,135	33,840
Rayonier Advanced Materials Inc	2,686	17,432
Schnitzer Steel Industries Inc ‘A’	1,432	37,475
Schweitzer-Mauduit International Inc	1,739	57,700
Sensient Technologies Corp	1,116	82,004
Stepan Co	1,026	94,300
Tronox Holdings PLC ‘A’ *	2,934	37,497
United States Lime & Minerals Inc	95	7,600
Valhi Inc	1,657	4,921
Verso Corp ‘A’ *	1,808	34,442

		1,822,011

Communications - 3.5%

ADTRAN Inc	2,706	41,267
ATN International Inc	621	35,850

	Shares	Value
Boston Omaha Corp ‘A’ *	158	$3,658
CalAmp Corp *	1,834	21,421
Calix Inc *	1,175	7,708
Cars.com Inc *	3,270	64,484
Casa Systems Inc *	147	945
Cincinnati Bell Inc *	2,754	13,632
Clear Channel Outdoor Holdings Inc *	1,614	7,618
comScore Inc *	2,750	14,190
Consolidated Communications Holdings Inc *	3,961	19,528
Cumulus Media Inc ‘A’ *	797	14,784
DASAN Zhone Solutions Inc *	23	299
DHI Group Inc *	2,869	10,242
Digi International Inc *	1,543	19,565
Entercom Communications Corp ‘A’	6,955	40,339
Entravision Communications Corp ‘A’	2,915	9,095
ePlus Inc *	90	6,205
Finisar Corp *	6,624	151,491
Fluent Inc *	185	995
Frontier Communications Corp *	6,056	10,598
Gannett Co Inc	5,971	48,723
Gray Television Inc *	3,041	49,842
Harmonic Inc *	4,794	26,607
HealthStream Inc *	913	23,610
Hemisphere Media Group Inc *	66	853
Houghton Mifflin Harcourt Co *	5,862	33,765
IDT Corp ‘B’ *	247	2,339
Infinera Corp *	9,859	28,690
Inseego Corp *	2,494	11,946
Intelsat SA *	3,766	73,249
Iridium Communications Inc *	5,562	129,372
KVH Industries Inc *	840	9,131
Lands’ End Inc *	593	7,247
Leaf Group Ltd *	213	1,578
Lee Enterprises Inc *	2,999	6,718
Liberty Expedia Holdings Inc ‘A’ *	2,869	137,110
Liberty Latin America Ltd ‘A’ * (Chile)	2,571	44,298
Liberty Latin America Ltd ‘C’ * (Chile)	6,418	110,326
Limelight Networks Inc *	3,771	10,182
Liquidity Services Inc *	1,525	9,287
Marchex Inc ‘B’ *	1,911	8,982
Maxar Technologies Inc *	3,272	25,587
MSG Networks Inc ‘A’ *	3,291	68,255
National CineMedia Inc	3,128	20,520
NeoPhotonics Corp *	2,077	8,682
NETGEAR Inc *	1,752	44,308
New Media Investment Group Inc	3,380	31,907
ORBCOMM Inc *	802	5,815
Overstock.com Inc *	1,276	17,354
Preformed Line Products Co	168	9,327
Quotient Technology Inc *	4,001	42,971
Ribbon Communications Inc *	3,354	16,401
RigNet Inc *	90	907
Saga Communications Inc ‘A’	205	6,404
Scholastic Corp	1,613	53,616
Spok Holdings Inc	1,039	15,627
Stamps.com Inc *	945	42,780
Stitch Fix Inc ‘A’ *	265	8,477
TEGNA Inc	12,235	185,360
TESSCO Technologies Inc	349	6,233
The EW Scripps Co ‘A’	3,071	46,956
The Meet Group Inc *	1,490	5,185
The Rubicon Project Inc *	873	5,552
Tribune Publishing Co	990	7,890
TrueCar Inc *	833	4,548
Value Line Inc	17	468
Vonage Holdings Corp *	4,101	46,464
WideOpenWest Inc *	1,386	10,062

		2,005,425

Consumer, Cyclical - 11.3%

Abercrombie & Fitch Co ‘A’	3,725	59,749
Acushnet Holdings Corp	1,976	51,890

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-75

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Adient PLC *	4,929	$119,627
AMC Entertainment Holdings Inc ‘A’	2,932	27,356
American Axle & Manufacturing Holdings Inc *	6,295	80,324
American Eagle Outfitters Inc	915	15,463
Anixter International Inc *	1,715	102,403
Ascena Retail Group Inc *	8,351	5,094
At Home Group Inc *	2,495	16,617
Barnes & Noble Education Inc *	2,269	7,624
Barnes & Noble Inc	3,373	22,565
Bassett Furniture Industries Inc	550	8,387
BBX Capital Corp	3,330	16,350
Beacon Roofing Supply Inc *	3,098	113,759
Beazer Homes USA Inc *	1,698	16,318
Bed Bath & Beyond Inc	7,092	82,409
Big Lots Inc	2,241	64,115
Biglari Holdings Inc ‘B’ *	9	935
BJ’s Wholesale Club Holdings Inc *	4,175	110,220
Blue Bird Corp *	427	8,408
BlueLinx Holdings Inc *	501	9,925
BMC Stock Holdings Inc *	3,744	79,373
Boyd Gaming Corp	413	11,126
Brinker International Inc	519	20,423
Caleres Inc	2,302	45,856
Callaway Golf Co	5,254	90,159
Cannae Holdings Inc *	3,793	109,921
Carrols Restaurant Group Inc *	1,846	16,669
Century Casinos Inc *	1,500	14,550
Century Communities Inc *	847	22,513
Chico’s FAS Inc	6,596	22,229
Chuy’s Holdings Inc *	709	16,250
Citi Trends Inc	631	9,225
Clarus Corp	523	7,552
Commercial Vehicle Group Inc *	1,713	13,738
CompX International Inc	107	1,808
Conn’s Inc *	1,118	19,923
Cooper Tire & Rubber Co	2,826	89,160
Cooper-Standard Holdings Inc *	978	44,812
Culp Inc	641	12,179
Daktronics Inc	2,083	12,852
Dana Inc	8,124	161,993
Del Frisco’s Restaurant Group Inc *	1,928	15,347
Del Taco Restaurants Inc *	1,621	20,781
Delta Apparel Inc *	343	7,951
Denny’s Corp *	841	17,266
Designer Brands Inc ‘A’	2,367	45,375
Dillard’s Inc ‘A’	600	37,368
Dine Brands Global Inc	385	36,756
Drive Shack Inc *	228	1,069
El Pollo Loco Holdings Inc *	1,239	13,208
Empire Resorts Inc *	81	778
Eros International PLC * (India)	1,833	2,475
Escalade Inc	583	6,687
Ethan Allen Interiors Inc	1,368	28,810
Express Inc *	3,800	10,374
EZCORP Inc ‘A’ *	2,900	27,463
Fiesta Restaurant Group Inc *	1,314	17,266
Flexsteel Industries Inc	411	7,012
Fossil Group Inc *	2,630	30,245
Foundation Building Materials Inc *	610	10,846
G-III Apparel Group Ltd *	2,543	74,815
Gaia Inc *	575	4,358
GameStop Corp ‘A’ *	5,665	30,988
Genesco Inc *	993	41,994
GMS Inc *	1,004	22,088
GNC Holdings Inc ‘A’ *	4,502	6,753
Golden Entertainment Inc *	507	7,098
Green Brick Partners Inc *	1,282	10,653
Group 1 Automotive Inc	991	81,153
Guess? Inc	3,252	52,520
H&E Equipment Services Inc	394	11,461

	Shares	Value
Haverty Furniture Cos Inc	1,048	$17,847
Hawaiian Holdings Inc	2,689	73,759
Hibbett Sports Inc *	963	17,527
HNI Corp	523	18,504
Hooker Furniture Corp	607	12,516
Hudson Ltd ‘A’ *	2,092	28,849
Interface Inc	317	4,860
International Speedway Corp ‘A’	1,327	59,569
J Alexander’s Holdings Inc *	692	7,771
J. Jill Inc	828	1,648
Jack in the Box Inc	1,225	99,703
JC Penney Co Inc *	17,715	20,195
Johnson Outdoors Inc ‘A’	110	8,203
KB Home	3,826	98,443
Kimball International Inc ‘B’	271	4,724
Knoll Inc	171	3,930
Kontoor Brands Inc *	1,896	53,126
La-Z-Boy Inc	1,457	44,672
Lifetime Brands Inc	650	6,149
Lithia Motors Inc ‘A’	484	57,489
Lumber Liquidators Holdings Inc *	1,293	14,934
M/I Homes Inc *	1,483	42,325
MarineMax Inc *	1,183	19,449
Marriott Vacations Worldwide Corp	2,040	196,656
MDC Holdings Inc	2,799	91,751
Meritage Homes Corp *	2,035	104,477
Meritor Inc *	754	18,284
Mesa Air Group Inc *	656	5,996
Methode Electronics Inc	2,062	58,911
Miller Industries Inc	584	17,958
Mobile Mini Inc	1,683	51,214
Modine Manufacturing Co *	2,780	39,782
Monarch Casino & Resort Inc *	124	5,300
Motorcar Parts of America Inc *	1,069	22,887
Movado Group Inc	885	23,895
Navistar International Corp *	2,789	96,081
Office Depot Inc	30,761	63,368
OneSpaWorld Holdings Ltd * (Bahamas)	2,559	39,664
Oxford Industries Inc	574	43,509
Papa John’s International Inc	133	5,948
Party City Holdco Inc *	3,022	22,151
PC Connection Inc	650	22,737
PCM Inc *	170	5,957
Penn National Gaming Inc *	5,559	107,066
PetMed Express Inc	806	12,630
Pier 1 Imports Inc * l	-	3
Potbelly Corp *	1,175	5,981
PriceSmart Inc	1,155	59,044
Purple Innovation Inc *	159	1,073
RCI Hospitality Holdings Inc	505	8,843
Reading International Inc ‘A’ *	973	12,630
Red Lion Hotels Corp *	1,356	9,641
Red Robin Gourmet Burgers Inc *	741	22,652
Regis Corp *	1,500	24,900
REV Group Inc	1,276	18,387
RH*	733	84,735
Rite Aid Corp *	3,012	24,126
Rocky Brands Inc	380	10,366
RTW RetailWinds Inc *	1,682	2,859
Rush Enterprises Inc ‘A’	1,553	56,716
Rush Enterprises Inc ‘B’	249	9,191
Sally Beauty Holdings Inc *	6,777	90,405
ScanSource Inc *	1,455	47,375
Shoe Carnival Inc	534	14,738
Signet Jewelers Ltd (NYSE)	2,932	52,424
SkyWest Inc	2,816	170,847
Sleep Number Corp *	135	5,453
Sonic Automotive Inc ‘A’	1,375	32,106
Spartan Motors Inc	511	5,601
Speedway Motorsports Inc	621	11,520
Spirit Airlines Inc *	830	39,616

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-76

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Sportsman’s Warehouse Holdings Inc *	2,369	$8,955
Standard Motor Products Inc	933	42,302
Steelcase Inc ‘A’	3,711	63,458
Superior Group of Cos Inc	454	7,777
Systemax Inc	195	4,321
Tailored Brands Inc	334	1,927
Taylor Morrison Home Corp *	5,192	108,824
Tenneco Inc ‘A’ *	2,858	31,695
The Buckle Inc	1,632	28,250
The Cato Corp ‘A’	1,228	15,129
The Container Store Group Inc *	853	6,244
The Habit Restaurants Inc ‘A’ *	782	8,203
The Marcus Corp	1,266	41,727
The Michaels Cos Inc *	4,805	41,803
The St Joe Co *	1,908	32,970
Tile Shop Holdings Inc	2,200	8,800
Tilly’s Inc ‘A’	1,224	9,339
Titan International Inc	2,734	13,369
Titan Machinery Inc *	1,070	22,021
Tower International Inc	1,124	21,918
TRI Pointe Group Inc *	7,937	95,006
Triton International Ltd (Bermuda)	3,199	104,799
Tupperware Brands Corp	2,756	52,447
Unifi Inc *	816	14,827
UniFirst Corp	850	160,284
Universal Electronics Inc *	71	2,912
Vera Bradley Inc *	1,147	13,764
Veritiv Corp *	729	14,157
Vince Holding Corp *	171	2,385
Vista Outdoor Inc *	3,231	28,691
Visteon Corp *	1,589	93,084
Wabash National Corp	3,080	50,112
Waitr Holdings Inc *	2,374	14,932
Weyco Group Inc	338	9,028
William Lyon Homes ‘A’ *	1,784	32,522
Wingstop Inc	126	11,938
Winmark Corp	82	14,198
Winnebago Industries Inc	520	20,098
Wolverine World Wide Inc	2,528	69,621
World Fuel Services Corp	3,728	134,059
Zumiez Inc *	1,120	29,232

		6,523,581

Consumer, Non-Cyclical - 9.8%

Aaron’s Inc	431	26,468
Abeona Therapeutics Inc *	1,812	8,661
ABM Industries Inc	3,736	149,440
Acacia Research Corp *	2,289	6,775
Acceleron Pharma Inc *	451	18,527
ACCO Brands Corp	5,749	45,245
AcelRx Pharmaceuticals Inc *	2,934	7,423
Achillion Pharmaceuticals Inc *	7,681	20,585
Aclaris Therapeutics Inc *	1,728	3,784
Acorda Therapeutics Inc *	2,523	19,351
Adamas Pharmaceuticals Inc *	1,270	7,874
Adtalem Global Education Inc *	3,174	142,989
Aduro Biotech Inc *	617	950
Aeglea BioTherapeutics Inc *	1,259	8,624
Affimed NV * (Germany)	570	1,636
Akebia Therapeutics Inc *	6,629	32,084
Akorn Inc *	4,634	23,865
Aldeyra Therapeutics Inc *	357	2,142
Alico Inc	222	6,735
Alphatec Holdings Inc *	250	1,135
AMAG Pharmaceuticals Inc *	1,947	19,451
American Public Education Inc *	916	27,095
American Renal Associates Holdings Inc *	599	4,457
AnaptysBio Inc *	216	12,187
AngioDynamics Inc *	2,075	40,857
Anika Therapeutics Inc *	767	31,156
Apyx Medical Corp *	1,621	10,893

	Shares	Value
Aratana Therapeutics Inc *	168	$867
Arcus Biosciences Inc *	1,767	14,048
Ardelyx Inc *	2,524	6,790
Arena Pharmaceuticals Inc *	562	32,950
Arlo Technologies Inc *	4,154	16,658
ArQule Inc *	512	5,637
ASGN Inc *	358	21,695
Assembly Biosciences Inc *	1,141	15,392
Assertio Therapeutics Inc *	3,633	12,534
Avanos Medical Inc *	2,653	115,697
Avid Bioservices Inc *	212	1,187
B&G Foods Inc	3,266	67,933
Bellicum Pharmaceuticals Inc *	158	269
Beyondspring Inc *	50	1,185
BG Staffing Inc	319	6,023
BioCryst Pharmaceuticals Inc *	938	3,555
BioScrip Inc *	6,073	15,790
BioTime Inc *	6,093	6,702
Brookdale Senior Living Inc *	10,378	74,825
Cadiz Inc *	721	8,111
CAI International Inc *	949	23,554
Cal-Maine Foods Inc	1,769	73,803
Calithera Biosciences Inc *	1,752	6,833
Cambrex Corp *	1,077	50,414
Cara Therapeutics Inc *	244	5,246
Cardtronics PLC ‘A’ *	429	11,720
Care.com Inc *	111	1,219
CareDx Inc *	133	4,787
Carriage Services Inc	941	17,888
CASI Pharmaceuticals Inc *	244	781
cbdMD Inc *	523	3,086
CBIZ Inc *	2,860	56,027
CEL-SCI Corp *	154	1,291
Cellular Biomedicine Group Inc *	209	3,455
Central Garden & Pet Co *	587	15,820
Central Garden & Pet Co ‘A’ *	2,390	58,890
Cerus Corp *	805	4,524
Chimerix Inc *	2,755	11,902
Coherus Biosciences Inc *	2,034	44,951
Collectors Universe Inc	54	1,152
Community Health Systems Inc *	4,886	13,046
Concert Pharmaceuticals Inc *	1,164	13,968
Constellation Pharmaceuticals Inc *	94	1,154
CRA International Inc	317	12,151
Craft Brew Alliance Inc *	591	8,268
Cross Country Healthcare Inc *	1,718	16,115
Cyclerion Therapeutics Inc *	97	1,111
Cytokinetics Inc *	304	3,420
Darling Ingredients Inc *	9,211	183,207
Dean Foods Co *	5,198	4,802
Diplomat Pharmacy Inc *	3,233	19,689
Dynavax Technologies Corp *	355	1,416
Edgewell Personal Care Co *	3,051	82,224
ElectroCore Inc *	717	1,434
elf Beauty Inc *	1,248	17,597
Eloxx Pharmaceuticals Inc *	151	1,505
Emerald Expositions Events Inc	1,421	15,844
Endo International PLC *	11,860	48,863
Ennis Inc	1,446	29,672
Enochian Biosciences Inc *	232	1,044
Enzo Biochem Inc *	2,479	8,354
Epizyme Inc *	1,174	14,734
Evelo Biosciences Inc *	621	5,577
EyePoint Pharmaceuticals Inc *	1,197	1,963
Farmer Brothers Co *	616	10,084
FibroGen Inc *	445	20,105
Five Prime Therapeutics Inc *	1,897	11,439
Fresh Del Monte Produce Inc	1,765	47,567
FTI Consulting Inc *	1,924	161,308
G1 Therapeutics Inc *	776	23,792
Geron Corp *	9,714	13,697

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-77

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Gossamer Bio Inc *	520	$11,534
GP Strategies Corp *	685	10,330
Green Dot Corp ‘A’ *	477	23,325
Gritstone Oncology Inc *	1,087	12,109
Hanger Inc *	1,701	32,574
Harpoon Therapeutics Inc *	192	2,496
Harvard Bioscience Inc *	190	380
Heidrick & Struggles International Inc	944	28,292
Herc Holdings Inc *	1,256	57,562
Hertz Global Holdings Inc *	3,575	57,057
Hostess Brands Inc *	5,655	81,658
Huron Consulting Group Inc *	1,104	55,619
ICF International Inc	384	27,955
ImmunoGen Inc *	3,662	7,947
Immunomedics Inc *	923	12,802
Information Services Group Inc *	1,889	5,969
Ingles Markets Inc ‘A’	804	25,028
Integer Holdings Corp *	490	41,121
Intellia Therapeutics Inc *	589	9,642
Intra-Cellular Therapies Inc *	1,243	16,134
Intrexon Corp *	3,003	23,003
Invacare Corp	1,873	9,721
Jounce Therapeutics Inc *	906	4,485
K12 Inc *	1,995	60,668
Kala Pharmaceuticals Inc *	601	3,834
Kelly Services Inc ‘A’	1,860	48,713
Kezar Life Sciences Inc *	821	6,330
Kiniksa Pharmaceuticals Ltd ‘A’ *	36	487
Lancaster Colony Corp	294	43,688
Lannett Co Inc *	1,833	11,108
Laureate Education Inc ‘A’ *	5,364	84,268
LeMaitre Vascular Inc	132	3,693
Ligand Pharmaceuticals Inc *	902	102,963
Limoneira Co	619	12,343
LivaNova PLC *	577	41,521
LiveRamp Holdings Inc *	3,835	185,921
LSC Communications Inc	1,939	7,116
Luminex Corp	2,361	48,731
MacroGenics Inc *	1,424	24,165
Magellan Health Inc *	536	39,787
Mallinckrodt PLC *	4,774	43,825
Matthews International Corp ‘A’	1,733	60,395
Menlo Therapeutics Inc *	868	5,199
Meridian Bioscience Inc *	2,171	25,791
Mersana Therapeutics Inc *	2,015	8,161
Minerva Neurosciences Inc *	207	1,165
Molecular Templates Inc *	349	2,914
Myriad Genetics Inc *	3,478	96,619
NanoString Technologies Inc *	194	5,888
Nathan’s Famous Inc	97	7,578
National HealthCare Corp	685	55,588
Natural Grocers by Vitamin Cottage Inc *	484	4,864
Nature’s Sunshine Products Inc *	542	5,035
Navigant Consulting Inc	2,190	50,786
Neon Therapeutics Inc *	754	3,574
Novavax Inc *	849	4,975
OPKO Health Inc *	19,102	46,609
OraSure Technologies Inc *	3,467	32,174
Orthofix Medical Inc *	237	12,533
Osmotica Pharmaceuticals PLC *	451	1,714
Owens & Minor Inc	3,470	11,104
Pacific Biosciences of California Inc *	714	4,320
Patterson Cos Inc	4,706	107,767
PDL BioPharma Inc *	6,704	21,051
Phibro Animal Health Corp ‘A’	61	1,938
PolarityTE Inc *	786	4,480
Prestige Consumer Healthcare Inc *	2,911	92,220
Principia Biopharma Inc *	57	1,892
Protagonist Therapeutics Inc *	318	3,851
Prothena Corp PLC * (Ireland)	2,275	24,047
Pyxus International Inc *	473	7,190

	Shares	Value
Quad/Graphics Inc	1,771	$14,009
Quanex Building Products Corp	1,880	35,513
Reata Pharmaceuticals Inc ‘A’ *	653	61,611
Resources Connection Inc	1,173	18,780
resTORbio Inc *	781	7,966
Revance Therapeutics Inc *	411	5,331
Revlon Inc ‘A’ *	61	1,179
Rigel Pharmaceuticals Inc *	795	2,075
Rockwell Medical Inc *	207	623
Rosetta Stone Inc *	950	21,736
RR Donnelley & Sons Co	4,029	7,937
RTI Surgical Holdings Inc *	3,178	13,506
Sanderson Farms Inc	178	24,308
Sangamo Therapeutics Inc *	1,892	20,377
SEACOR Marine Holdings Inc *	1,075	16,082
SeaSpine Holdings Corp *	850	11,262
Seneca Foods Corp ‘A’ *	379	10,548
Sientra Inc *	182	1,121
Solid Biosciences Inc *	595	3,421
SP Plus Corp *	1,279	40,838
SpartanNash Co	2,019	23,562
Spectrum Pharmaceuticals Inc *	537	4,624
Spero Therapeutics Inc *	546	6,284
Strongbridge Biopharma PLC *	2,040	6,385
Surgery Partners Inc *	1,218	9,914
Sutro Biopharma Inc *	495	5,633
Syneos Health Inc *	3,244	165,736
Synlogic Inc *	920	8,372
Synthorx Inc *	20	270
TCR2 Therapeutics Inc *	91	1,302
Team Inc *	1,670	25,584
Tejon Ranch Co *	1,201	19,925
Tenet Healthcare Corp *	377	7,789
Textainer Group Holdings Ltd * (China)	1,567	15,795
TG Therapeutics Inc *	464	4,014
The Andersons Inc	1,770	48,215
The Hackett Group Inc	103	1,729
The Medicines Co *	2,644	96,427
The Simply Good Foods Co *	3,975	95,718
TherapeuticsMD Inc *	1,181	3,071
Tivity Health Inc *	2,668	43,862
Tootsie Roll Industries Inc	98	3,619
TransEnterix Inc *	3,160	4,298
TransMedics Group Inc *	51	1,478
Triple-S Management Corp ‘B’ *	1,241	29,598
TrueBlue Inc *	2,242	49,458
Turning Point Therapeutics Inc *	27	1,099
United Natural Foods Inc *	2,901	26,022
UNITY Biotechnology Inc *	440	4,180
Universal Corp	1,377	83,680
Utah Medical Products Inc	27	2,584
Varex Imaging Corp *	1,207	36,995
VBI Vaccines Inc *	910	1,065
Vector Group Ltd	382	3,724
Vectrus Inc *	648	26,283
Verrica Pharmaceuticals Inc *	422	4,904
Viking Therapeutics Inc *	3,286	27,274
Village Super Market Inc ‘A’	472	12,513
WaVe Life Sciences Ltd *	266	6,940
Weight Watchers International Inc *	2,628	50,195
Weis Markets Inc	546	19,880
Xeris Pharmaceuticals Inc *	81	927

		5,647,206

Diversified - 0.0%

GTY Technology Holding Inc *	1,691	11,583

Energy - 7.1%

Abraxas Petroleum Corp *	9,009	9,279
Advanced Emissions Solutions Inc	114	1,441

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-78

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Arch Coal Inc ‘A’	948	$89,311
Archrock Inc	7,284	77,210
Berry Petroleum Corp	3,562	37,757
Bonanza Creek Energy Inc *	1,064	22,216
Brigham Minerals Inc ‘A’ *	263	5,644
C&J Energy Services Inc *	3,688	43,445
California Resources Corp *	2,719	53,510
Callon Petroleum Co *	12,886	84,919
Carrizo Oil & Gas Inc *	4,998	50,080
Chaparral Energy Inc ‘A’ *	1,745	8,219
Clean Energy Fuels Corp *	7,732	20,644
CNX Resources Corp *	10,932	79,913
Comstock Resources Inc *	843	4,696
CONSOL Energy Inc *	1,548	41,192
Contura Energy Inc *	1,067	55,377
CVR Energy Inc	970	48,490
Delek US Holdings Inc	4,305	174,439
Denbury Resources Inc *	25,851	32,055
Diamond Offshore Drilling Inc *	3,660	32,464
Dril-Quip Inc *	2,039	97,872
Earthstone Energy Inc ‘A’ *	1,136	6,952
Era Group Inc *	1,143	9,533
Evolution Petroleum Corp	219	1,566
Exterran Corp *	1,748	24,857
Extraction Oil & Gas Inc *	5,633	24,391
Falcon Minerals Corp	1,809	15,196
Flotek Industries Inc *	3,022	10,003
Forum Energy Technologies Inc *	4,579	15,660
Frank’s International NV *	5,975	32,624
FTS International Inc *	998	5,569
FutureFuel Corp	1,485	17,360
Geospace Technologies Corp *	733	11,076
Goodrich Petroleum Corp *	125	1,624
Green Plains Inc *	2,213	23,856
Gulfport Energy Corp *	9,022	44,298
Hallador Energy Co	1,140	6,418
Helix Energy Solutions Group Inc *	7,935	68,479
HighPoint Resources Corp *	6,329	11,519
Independence Contract Drilling Inc *	2,636	4,165
Isramco Inc *	3	356
Jagged Peak Energy Inc *	1,358	11,231
Keane Group Inc *	2,977	20,005
KLX Energy Services Holdings Inc *	1,191	24,332
Laredo Petroleum Inc *	10,171	29,496
Liberty Oilfield Services Inc ‘A’	1,773	28,687
Magnolia Oil & Gas Corp ‘A’ *	5,659	65,531
Mammoth Energy Services Inc	734	5,050
Matador Resources Co *	5,620	111,726
Matrix Service Co *	1,492	30,228
McDermott International Inc *	10,250	99,015
Midstates Petroleum Co Inc *	662	3,899
Montage Resources Corp *	1,206	7,357
MRC Global Inc *	4,054	69,404
Murphy USA Inc *	1,414	118,818
Nabors Industries Ltd	19,824	57,490
NACCO Industries Inc ‘A’	208	10,804
National Energy Services Reunited Corp *	1,322	11,501
Natural Gas Services Group Inc *	675	11,138
NCS Multistage Holdings Inc *	783	2,780
Newpark Resources Inc *	5,032	37,337
Nine Energy Service Inc *	910	15,770
Noble Corp PLC *	13,936	26,060
Northern Oil and Gas Inc *	15,691	30,284
NOW Inc *	6,089	89,874
Oasis Petroleum Inc *	17,951	101,962
Oceaneering International Inc *	5,584	113,858
Oil States International Inc *	3,372	61,708
Pacific Drilling SA *	1,673	21,080
Panhandle Oil and Gas Inc ‘A’	860	11,214
Par Pacific Holdings Inc *	1,921	39,419
Parker Drilling Co *	517	10,485

	Shares	Value
Pattern Energy Group Inc ‘A’	4,977	$114,919
PDC Energy Inc *	3,739	134,828
Peabody Energy Corp	3,985	96,038
Penn Virginia Corp *	763	23,409
PrimeEnergy Resources Corp *	8	1,065
ProPetro Holding Corp *	1,937	40,096
QEP Resources Inc *	13,439	97,164
Ramaco Resources Inc *	455	2,421
Renewable Energy Group Inc *	2,069	32,814
REX American Resources Corp *	318	23,182
Ring Energy Inc *	1,941	6,308
Roan Resources Inc *	2,011	3,499
RPC Inc	3,271	23,584
SandRidge Energy Inc *	1,695	11,729
Seadrill Ltd * (United Kingdom)	3,283	13,657
Select Energy Services Inc ‘A’ *	3,325	38,603
SemGroup Corp ‘A’	4,482	53,784
SilverBow Resources Inc *	417	5,775
SM Energy Co	6,304	78,926
Smart Sand Inc *	1,126	2,747
Southwestern Energy Co *	30,577	96,623
SRC Energy Inc *	13,616	67,535
SunCoke Energy Inc *	4,930	43,778
Superior Energy Services Inc *	8,654	11,250
Talos Energy Inc *	1,134	27,273
TerraForm Power Inc ‘A’	1,201	17,174
TETRA Technologies Inc *	6,741	10,988
Thermon Group Holdings Inc *	1,300	33,345
Trecora Resources *	1,169	11,187
Ultra Petroleum Corp *	814	147
Unit Corp *	2,956	26,279
US Silica Holdings Inc	4,119	52,682
Us Well Services Inc *	219	1,056
W&T Offshore Inc *	5,241	25,995
Warrior Met Coal Inc	2,905	75,879
Whiting Petroleum Corp *	5,118	95,604

		4,084,561

Financial - 39.6%

1st Constitution Bancorp	400	7,388
1st Source Corp	825	38,280
Acadia Realty Trust REIT	4,602	125,957
ACNB Corp	372	14,720
AG Mortgage Investment Trust Inc REIT	1,826	29,033
Agree Realty Corp REIT	2,112	135,274
Aircastle Ltd	2,962	62,972
Alexander & Baldwin Inc REIT	3,859	89,143
Allegiance Bancshares Inc *	1,094	36,474
Altisource Portfolio Solutions SA *	325	6,390
Amalgamated Bank ‘A’	779	13,594
Ambac Financial Group Inc *	2,552	43,001
Amerant Bancorp Inc *	1,087	21,425
American Equity Investment Life Holding Co	5,056	137,321
American Finance Trust Inc REIT	5,620	61,258
American National Bankshares Inc	575	22,281
American Realty Investors Inc *	150	2,046
Ameris Bancorp	2,115	82,887
AMERISAFE Inc	974	62,112
Ames National Corp	512	13,875
Anworth Mortgage Asset Corp REIT	5,528	20,951
Apollo Commercial Real Estate Finance Inc REIT	8,542	157,087
Ares Commercial Real Estate Corp REIT	1,504	22,349
Argo Group International Holdings Ltd	1,851	137,067
Arlington Asset Investment Corp ‘A’	2,028	13,953
Armada Hoffler Properties Inc REIT	2,035	33,679
ARMOUR Residential REIT Inc	3,354	62,519
Arrow Financial Corp	698	24,242
Artisan Partners Asset Management Inc ‘A’	1,320	36,326
Ashford Hospitality Trust Inc REIT	5,005	14,865
Associated Capital Group Inc ‘A’	123	4,600

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-79

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Atlantic Capital Bancshares Inc *	1,240	$21,229
Atlantic Union Bankshares Corp	4,576	161,670
Axos Financial Inc *	1,193	32,509
B. Riley Financial Inc	1,118	23,321
Banc of California Inc	2,569	35,889
BancFirst Corp	1,055	58,721
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	1,728	35,994
BancorpSouth Bank	5,396	156,700
Bank First National Corp	16	1,103
Bank of Commerce Holdings	935	9,995
Bank of Marin Bancorp	749	30,724
Bank7 Corp *	192	3,550
BankFinancial Corp	750	10,493
Bankwell Financial Group Inc	372	10,676
Banner Corp	1,904	103,102
Bar Harbor Bankshares	870	23,133
Baycom Corp *	381	8,344
BCB Bancorp Inc	766	10,609
Berkshire Hills Bancorp Inc	2,623	82,336
Blackstone Mortgage Trust Inc ‘A’ REIT	7,077	251,800
Blucora Inc *	744	22,595
Boston Private Financial Holdings Inc	4,185	50,513
Braemar Hotels & Resorts Inc REIT	1,724	17,068
Bridge Bancorp Inc	955	28,134
Bridgewater Bancshares Inc *	1,286	14,840
BrightSphere Investment Group PLC	3,958	45,161
Brookline Bancorp Inc	4,458	68,564
BRT Apartments Corp REIT	525	7,418
Bryn Mawr Bank Corp	1,144	42,694
Business First Bancshares Inc	698	17,764
Byline Bancorp Inc *	1,313	25,105
C&F Financial Corp	196	10,704
Cadence BanCorp	7,076	147,181
Cambridge Bancorp	177	14,426
Camden National Corp	882	40,457
Capital Bancorp Inc *	417	5,129
Capital City Bank Group Inc	756	18,787
Capitol Federal Financial Inc	7,465	102,793
Capstar Financial Holdings Inc	818	12,393
Capstead Mortgage Corp REIT	4,770	39,829
CareTrust REIT Inc	1,375	32,697
Carolina Financial Corp	1,177	41,301
Carter Bank & Trust *	1,265	24,984
CatchMark Timber Trust Inc ‘A’ REIT	2,769	28,936
Cathay General Bancorp	4,360	156,568
CBL & Associates Properties Inc REIT	9,719	10,108
CBTX Inc	1,053	29,631
Cedar Realty Trust Inc REIT	5,151	13,650
CenterState Bank Corp	7,084	163,145
Central Pacific Financial Corp	1,304	39,068
Central Valley Community Bancorp	637	13,676
Century Bancorp Inc ‘A’	133	11,691
Chatham Lodging Trust REIT	2,610	49,251
Chemical Financial Corp	4,056	166,742
Chemung Financial Corp	197	9,523
Cherry Hill Mortgage Investment Corp REIT	917	14,672
Chesapeake Lodging Trust REIT	3,399	96,600
CIM Commercial Trust Corp REIT	218	4,495
Citizens & Northern Corp	685	18,036
Citizens Inc *	2,846	20,776
City Holding Co	821	62,609
City Office REIT Inc	2,217	26,582
Civista Bancshares Inc	859	19,285
CNB Financial Corp	787	22,225
CNO Financial Group Inc	9,038	150,754
Coastal Financial Corp *	179	2,769
Codorus Valley Bancorp Inc	498	11,454
Colony Bankcorp Inc	412	6,983
Colony Credit Real Estate Inc REIT	4,550	70,525
Columbia Banking System Inc	4,144	149,930

	Shares	Value
Columbia Financial Inc *	2,968	$44,817
Community Bank System Inc	2,835	186,656
Community Bankers Trust Corp	1,199	10,156
Community Healthcare Trust Inc REIT	411	16,198
Community Trust Bancorp Inc	887	37,511
ConnectOne Bancorp Inc	1,401	31,747
Consolidated-Tomoka Land Co	283	16,895
CoreCivic Inc REIT	6,715	139,403
CorEnergy Infrastructure Trust Inc REIT	730	28,952
CorePoint Lodging Inc REIT	2,333	28,906
Cowen Inc ‘A’ *	861	14,801
Crawford & Co ‘A’	138	1,453
Crawford & Co ‘B’	102	950
Cushman & Wakefield PLC *	338	6,043
Customers Bancorp Inc *	1,594	33,474
CVB Financial Corp	7,510	157,935
Deluxe Corp	2,316	94,169
Diamond Hill Investment Group Inc	22	3,118
DiamondRock Hospitality Co REIT	11,444	118,331
Dime Community Bancshares Inc	1,784	33,878
DNB Financial Corp	184	8,182
Donegal Group Inc ‘A’	632	9,651
Dynex Capital Inc REIT	1,345	22,534
Eagle Bancorp Inc	1,788	96,784
Easterly Government Properties Inc REIT	3,006	54,439
Elevate Credit Inc *	386	1,590
Ellington Financial Inc	1,523	27,368
EMC Insurance Group Inc	535	19,276
Employers Holdings Inc	1,656	69,999
Encore Capital Group Inc *	1,737	58,832
Enova International Inc *	638	14,706
Enstar Group Ltd * (Bermuda)	539	93,937
Entegra Financial Corp *	305	9,187
Enterprise Bancorp Inc	492	15,601
Enterprise Financial Services Corp	1,390	57,824
Equity Bancshares Inc ‘A’ *	850	22,661
Esquire Financial Holdings Inc *	200	5,030
ESSA Bancorp Inc	553	8,433
Essent Group Ltd *	2,664	125,181
Essential Properties Realty Trust Inc REIT	2,470	49,499
Evans Bancorp Inc	280	10,564
Exantas Capital Corp REIT	1,720	19,453
Farmers & Merchants Bancorp Inc	564	16,424
Farmers National Banc Corp	1,475	21,874
Farmland Partners Inc REIT	1,574	11,097
FB Financial Corp	493	18,044
FBL Financial Group Inc ‘A’	558	35,600
Federal Agricultural Mortgage Corp ‘C’	351	25,504
FedNat Holding Co	342	4,880
FGL Holdings	8,218	69,031
Fidelity D&D Bancorp Inc	95	6,384
Fidelity Southern Corp	1,241	38,434
Financial Institutions Inc	890	25,943
First BanCorp	12,065	133,198
First Bancorp Inc	598	16,056
First Bancorp NC	1,669	60,785
First Bank	901	10,578
First Busey Corp	2,948	77,857
First Business Financial Services Inc	490	11,515
First Capital Inc	169	8,541
First Choice Bancorp	572	13,007
First Commonwealth Financial Corp	5,209	70,165
First Community Bankshares Inc	890	30,046
First Defiance Financial Corp	1,105	31,570
First Financial Bancorp	5,420	131,272
First Financial Corp	712	28,594
First Financial Northwest Inc	463	6,551
First Foundation Inc	1,465	19,690
First Guaranty Bancshares Inc	296	6,172
First Industrial Realty Trust Inc REIT	5,638	207,140
First Internet Bancorp	541	11,653

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-80

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
First Interstate BancSystem Inc ‘A’	2,118	$83,894
First Merchants Corp	2,808	106,423
First Mid Bancshares Inc	819	28,599
First Midwest Bancorp Inc	5,967	122,144
First Northwest Bancorp	523	8,499
Flagstar Bancorp Inc	1,612	53,422
Flushing Financial Corp	1,534	34,055
FNCB Bancorp Inc	962	7,446
Forestar Group Inc *	624	12,199
Franklin Financial Network Inc	740	20,616
Franklin Financial Services Corp	231	8,806
Franklin Street Properties Corp REIT	5,885	43,431
Front Yard Residential Corp REIT	2,789	34,082
FRP Holdings Inc *	394	21,973
FS Bancorp Inc	199	10,322
Fulton Financial Corp	9,331	152,748
FVCBankcorp Inc *	675	13,109
GAIN Capital Holdings Inc	1,112	4,593
GAMCO Investors Inc ‘A’	50	959
Genworth Financial Inc ‘A’ *	28,509	105,768
German American Bancorp Inc	1,310	39,457
Getty Realty Corp REIT	1,893	58,229
Glacier Bancorp Inc	4,050	164,227
Gladstone Commercial Corp REIT	1,233	26,164
Gladstone Land Corp REIT	917	10,573
Global Indemnity Ltd (Cayman)	393	12,167
Global Medical REIT Inc	1,769	18,575
Global Net Lease Inc REIT	4,771	93,607
Granite Point Mortgage Trust Inc REIT	2,988	57,340
Great Ajax Corp REIT	870	12,180
Great Southern Bancorp Inc	633	37,885
Great Western Bancorp Inc	3,232	115,447
Greene County Bancorp Inc	29	853
Greenlight Capital Re Ltd ‘A’ *	1,739	14,764
Griffin Industrial Realty Inc	43	1,520
Guaranty Bancshares Inc	463	14,422
Hallmark Financial Services Inc *	759	10,801
Hancock Whitney Corp	4,822	193,169
Hanmi Financial Corp	1,401	31,200
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	3,224	90,852
HarborOne Bancorp Inc *	431	8,073
Hawthorn Bancshares Inc	314	8,415
HCI Group Inc	373	15,095
Healthcare Realty Trust Inc REIT	7,188	225,128
Heartland Financial USA Inc	1,861	83,243
Heritage Commerce Corp	2,123	26,007
Heritage Financial Corp	2,063	60,941
Heritage Insurance Holdings Inc	1,353	20,850
Hersha Hospitality Trust REIT	2,010	33,245
Hilltop Holdings Inc	4,101	87,228
Hingham Institution for Savings	40	7,920
Home Bancorp Inc	453	17,431
Home BancShares Inc	8,757	168,660
HomeStreet Inc *	1,406	41,674
HomeTrust Bancshares Inc	631	15,863
Hope Bancorp Inc	6,848	94,365
Horace Mann Educators Corp	2,298	92,586
Horizon Bancorp Inc	2,116	34,575
Howard Bancorp Inc *	719	10,907
IBERIABANK Corp	3,038	230,432
Independence Holding Co	273	10,571
Independence Realty Trust Inc REIT	5,126	59,308
Independent Bank Corp MA	1,693	128,922
Independent Bank Corp MI	915	19,938
Independent Bank Group Inc	1,547	85,023
Industrial Logistics Properties Trust REIT	3,656	76,118
International Bancshares Corp	3,136	118,259
INTL. FCStone Inc *	908	35,948
Invesco Mortgage Capital Inc REIT	7,265	117,112
Investar Holding Corp	346	8,252

	Shares	Value
Investors Bancorp Inc	13,005	$145,006
Investors Real Estate Trust REIT	678	39,778
Investors Title Co	70	11,690
iStar Inc REIT	1,019	12,656
James River Group Holdings Ltd	805	37,754
Jernigan Capital Inc REIT	1,197	24,538
Kearny Financial Corp	3,198	42,501
Kennedy-Wilson Holdings Inc	3,420	70,349
Kite Realty Group Trust REIT	4,687	70,914
KKR Real Estate Finance Trust Inc REIT	1,431	28,506
Ladder Capital Corp REIT	5,806	96,438
Ladenburg Thalmann Financial Services Inc	585	2,007
Lakeland Bancorp Inc	2,769	44,719
Lakeland Financial Corp	408	19,107
LCNB Corp	706	13,414
Legacy Housing Corp *	169	2,104
LegacyTexas Financial Group Inc	1,611	65,584
LendingClub Corp *	18,560	60,877
Level One Bancorp Inc	312	7,797
Lexington Realty Trust REIT	12,981	122,151
Live Oak Bancshares Inc	1,438	24,662
LTC Properties Inc REIT	1,152	52,600
Luther Burbank Corp	1,124	12,240
Macatawa Bank Corp	1,492	15,308
Mack-Cali Realty Corp REIT	5,104	118,872
Mackinac Financial Corp	516	8,153
MainStreet Bancshares Inc *	395	9,002
Malvern Bancorp Inc *	319	7,021
Marcus & Millichap Inc *	163	5,029
Marlin Business Services Corp	362	9,025
Maui Land & Pineapple Co Inc *	149	1,533
MBIA Inc *	4,356	40,554
MBT Financial Corp	1,066	10,681
McGrath RentCorp	433	26,911
Medallion Financial Corp *	1,147	7,731
Mercantile Bank Corp	929	30,267
Merchants Bancorp	493	8,396
Meridian Bancorp Inc	2,352	42,077
Meta Financial Group Inc	855	23,983
Metropolitan Bank Holding Corp *	396	17,424
Mid Penn Bancorp Inc	389	9,706
Midland States Bancorp Inc	1,120	29,926
MidSouth Bancorp Inc	846	10,025
MidWestOne Financial Group Inc	685	19,153
MMA Capital Holdings Inc *	274	9,171
Moelis & Co ‘A’	502	17,545
Monmouth Real Estate Investment Corp REIT	4,362	59,105
Mr Cooper Group Inc *	2,230	17,862
MutualFirst Financial Inc	331	11,267
MVB Financial Corp	517	8,768
National Bank Holdings Corp ‘A’	1,127	40,910
National Bankshares Inc	359	13,976
National General Holdings Corp	1,536	35,236
National Health Investors Inc REIT	1,336	104,248
National Western Life Group Inc ‘A’	128	32,896
NBT Bancorp Inc	2,405	90,212
Nelnet Inc ‘A’	1,006	59,575
New Senior Investment Group Inc REIT	2,636	17,714
New York Mortgage Trust Inc REIT	11,770	72,974
Newmark Group Inc ‘A’	881	7,911
NI Holdings Inc *	573	10,091
Nicolet Bankshares Inc *	464	28,796
Northeast Bank *	334	9,212
Northfield Bancorp Inc	2,476	38,650
Northrim BanCorp Inc	400	14,264
NorthStar Realty Europe Corp REIT	2,521	41,420
Northwest Bancshares Inc	5,593	98,493
Norwood Financial Corp	325	11,313
Oak Valley Bancorp	383	7,488
OceanFirst Financial Corp	2,852	70,872

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-81

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Och-Ziff Capital Management Group Inc ‘A’	453	$10,401
Ocwen Financial Corp *	7,575	15,680
Office Properties Income Trust REIT	2,693	70,745
OFG Bancorp	2,845	67,626
Ohio Valley Banc Corp	248	9,565
Old Line Bancshares Inc	860	22,885
Old National Bancorp	9,746	161,686
Old Second Bancorp Inc	1,667	21,288
On Deck Capital Inc *	3,737	15,509
One Liberty Properties Inc REIT	879	25,456
OP Bancorp	742	8,043
Oppenheimer Holdings Inc ‘A’	564	15,352
Opus Bank	1,237	26,113
Orchid Island Capital Inc REIT	2,843	18,081
Origin Bancorp Inc	1,086	35,838
Oritani Financial Corp	2,270	40,270
Orrstown Financial Services Inc	576	12,666
Pacific City Financial Corp *	694	11,826
Pacific Mercantile BanCorp *	1,090	8,993
Pacific Premier Bancorp Inc	3,458	106,783
Park National Corp	765	76,033
Parke Bancorp Inc	510	12,215
PCSB Financial Corp	803	16,261
PDL Community BanCorp *	479	6,845
Peapack Gladstone Financial Corp	1,071	30,117
Pebblebrook Hotel Trust REIT	7,336	206,728
Penns Woods Bancorp Inc	252	11,403
Pennsylvania REIT	1,968	12,792
PennyMac Financial Services Inc	432	9,582
PennyMac Mortgage Investment Trust REIT	4,237	92,494
People’s Utah Bancorp	817	24,020
Peoples Bancorp Inc	1,016	32,776
Peoples Bancorp of North Carolina Inc	252	7,573
Peoples Financial Services Corp	395	17,771
Physicians Realty Trust REIT	10,436	182,004
Piedmont Office Realty Trust Inc ‘A’ REIT	7,140	142,300
Piper Jaffray Cos	773	57,411
PJT Partners Inc ‘A’	532	21,557
PotlatchDeltic Corp REIT	3,715	144,811
PRA Group Inc *	2,525	71,053
Preferred Apartment Communities Inc ‘A’ REIT	2,437	36,433
Preferred Bank	561	26,507
Premier Financial Bancorp Inc	741	11,115
ProAssurance Corp	3,009	108,655
Protective Insurance Corp ‘B’	559	9,710
Provident Bancorp Inc *	218	6,102
Provident Financial Holdings Inc	325	6,822
Provident Financial Services Inc	3,465	84,026
Prudential Bancorp Inc	492	9,309
QCR Holdings Inc	836	29,151
Radian Group Inc	11,770	268,944
Rafael Holdings Inc ‘B’ *	591	16,991
RBB Bancorp	923	17,851
RE/MAX Holdings Inc ‘A’	1,008	31,006
Ready Capital Corp REIT	1,788	26,641
Realogy Holdings Corp	6,415	46,445
Red River Bancshares Inc *	39	1,890
Redwood Trust Inc REIT	5,399	89,245
Regional Management Corp *	291	7,674
Reliant Bancorp Inc	510	12,051
Renasant Corp	3,228	116,014
Republic Bancorp Inc ‘A’	546	27,163
Republic First Bancorp Inc *	2,457	12,064
Retail Opportunity Investments Corp REIT	6,371	109,135
Retail Value Inc REIT	836	29,093
Rexford Industrial Realty Inc REIT	5,827	235,236
Riverview Bancorp Inc	1,181	10,086
RLJ Lodging Trust REIT	9,728	172,575
RPT Realty REIT	4,412	53,429
S&T Bancorp Inc	1,849	69,301

	Shares	Value
Sabra Health Care REIT Inc	10,110	$199,066
Safehold Inc REIT	379	11,446
Safety Insurance Group Inc	828	78,768
Sandy Spring Bancorp Inc	2,003	69,865
Saul Centers Inc REIT	65	3,648
SB One Bancorp	458	10,236
Seacoast Banking Corp of Florida *	2,360	60,038
Select Bancorp Inc *	948	10,845
Selective Insurance Group Inc	1,787	133,828
Senior Housing Properties Trust REIT	9,247	76,473
Seritage Growth Properties REIT *	1,667	71,614
ServisFirst Bancshares Inc	504	17,267
Shore Bancshares Inc	690	11,275
Sierra Bancorp	831	22,537
Simmons First National Corp ‘A’	5,134	119,417
SmartFinancial Inc *	712	15,443
South Plains Financial Inc *	197	3,251
South State Corp	1,978	145,719
Southern First Bancshares Inc *	396	15,507
Southern Missouri Bancorp Inc	406	14,141
Southern National Bancorp of Virginia Inc	1,093	16,734
Southside Bancshares Inc	1,804	58,414
Spirit MTA REIT	2,438	20,333
Spirit of Texas Bancshares Inc *	657	14,783
STAG Industrial Inc REIT	7,120	215,309
State Auto Financial Corp	927	32,445
Sterling Bancorp Inc	962	9,591
Stewart Information Services Corp	1,226	49,641
Stifel Financial Corp	3,870	228,562
Stock Yards Bancorp Inc	918	33,186
Stratus Properties Inc *	317	10,280
Summit Financial Group Inc	633	16,996
Summit Hotel Properties Inc REIT	5,848	67,077
Sunstone Hotel Investors Inc REIT	12,896	176,804
Terreno Realty Corp REIT	3,142	154,084
Territorial Bancorp Inc	444	13,720
The Bancorp Inc *	2,903	25,895
The Bank of NT Butterfield & Son Ltd (Bermuda)	2,072	70,365
The Bank of Princeton	318	9,540
The Community Financial Corp	249	8,399
The First Bancshares Inc	927	28,125
The First of Long Island Corp	1,354	27,188
Third Point Reinsurance Ltd * (Bermuda)	4,209	43,437
Timberland Bancorp Inc	418	12,490
Tiptree Inc	1,440	9,072
Tompkins Financial Corp	831	67,810
Towne Bank	3,772	102,900
TPG RE Finance Trust Inc REIT	2,801	54,031
Transcontinental Realty Investors Inc *	47	1,205
TriCo Bancshares	1,509	57,040
TriState Capital Holdings Inc *	1,033	22,044
Triumph Bancorp Inc *	724	21,032
TrustCo Bank Corp NY	5,284	41,849
Trustmark Corp	3,642	121,096
UMB Financial Corp	2,497	164,353
UMH Properties Inc REIT	353	4,381
Union Bankshares Inc	168	6,218
United Bankshares Inc	5,508	204,292
United Community Banks Inc	3,657	104,444
United Community Financial Corp	2,365	22,633
United Financial Bancorp Inc	2,885	40,909
United Fire Group Inc	1,086	52,628
United Insurance Holdings Corp	1,181	16,841
United Security Bancshares	707	8,053
Unity Bancorp Inc	416	9,443
Universal Health Realty Income Trust REIT	70	5,945
Universal Insurance Holdings Inc	1,164	32,476
Univest Financial Corp	1,641	43,093
Urban Edge Properties REIT	6,525	113,078
Urstadt Biddle Properties Inc ‘A’ REIT	1,678	35,238

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-82

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Valley National Bancorp	18,291	$197,177
Veritex Holdings Inc	2,077	53,898
Virtus Investment Partners Inc	332	35,657
Waddell & Reed Financial Inc ‘A’	4,247	70,797
Walker & Dunlop Inc	1,366	72,685
Washington Federal Inc	4,517	157,779
Washington Prime Group Inc REIT	10,559	40,335
Washington Real Estate Investment Trust REIT	4,540	121,354
Washington Trust Bancorp Inc	854	44,562
Waterstone Financial Inc	1,315	22,434
Watford Holdings Ltd * (Bermuda)	1,145	31,396
WesBanco Inc	2,973	114,609
West Bancorporation Inc	734	15,575
Westamerica Bancorporation	1,204	74,178
Western Asset Mortgage Capital Corp REIT	2,601	25,958
Western New England Bancorp Inc	1,362	12,721
Westwood Holdings Group Inc	455	16,016
Whitestone REIT	2,169	27,525
WisdomTree Investments Inc	4,673	28,832
World Acceptance Corp *	156	25,601
WSFS Financial Corp	2,962	122,331
Xenia Hotels & Resorts Inc REIT	6,417	133,794

		22,767,980

Industrial - 11.3%

AAR Corp	1,885	69,349
Actuant Corp ‘A’	1,599	39,671
Advanced Disposal Services Inc *	244	7,786
Aegion Corp *	1,742	32,053
Aerojet Rocketdyne Holdings Inc *	1,219	54,575
Alamo Group Inc	77	7,695
Altra Industrial Motion Corp	3,616	129,742
American Outdoor Brands Corp *	3,038	27,372
American Superconductor Corp *	858	7,962
Apogee Enterprises Inc	242	10,513
Applied Optoelectronics Inc *	1,074	11,041
AquaVenture Holdings Ltd *	544	10,864
ArcBest Corp	1,437	40,394
Arcosa Inc	2,735	102,918
Ardmore Shipping Corp * (Ireland)	1,516	12,355
Argan Inc	125	5,070
Armstrong Flooring Inc *	1,196	11,781
Astec Industries Inc	1,255	40,863
Atlas Air Worldwide Holdings Inc *	1,313	58,612
AZZ Inc	1,003	46,158
Barnes Group Inc	2,354	132,624
Bel Fuse Inc ‘B’	567	9,735
Belden Inc	2,196	130,816
Benchmark Electronics Inc	2,177	54,686
Bloom Energy Corp ‘A’ *	3,094	37,963
Boise Cascade Co	1,672	47,000
Brady Corp ‘A’	483	23,822
Briggs & Stratton Corp	2,314	23,695
BrightView Holdings Inc *	1,754	32,817
Builders FirstSource Inc *	443	7,469
Caesarstone Ltd *	1,306	19,629
CECO Environmental Corp *	1,612	15,459
Charah Solutions Inc *	531	2,921
CIRCOR International Inc *	1,097	50,462
Columbus McKinnon Corp	499	20,943
Comtech Telecommunications Corp	1,318	37,049
Concrete Pumping Holdings Inc *	618	3,164
Construction Partners Inc ‘A’ *	413	6,203
Continental Building Products Inc *	1,025	27,234
Cornerstone Building Brands Inc *	2,579	15,036
Costamare Inc (Monaco)	2,917	14,964
Covenant Transportation Group Inc ‘A’ *	675	9,929
Daseke Inc *	2,597	9,349
DHT Holdings Inc	4,968	29,361
Diamond S Shipping Inc *	1,229	15,694

	Shares	Value
Digimarc Corp *	30	$1,332
Dorian LPG Ltd *	1,243	11,212
Ducommun Inc *	500	22,535
DXP Enterprises Inc *	914	34,631
Dycom Industries Inc *	346	20,369
Eagle Bulk Shipping Inc *	2,498	13,090
Echo Global Logistics Inc *	1,538	32,098
EMCOR Group Inc	783	68,982
Encore Wire Corp	1,147	67,191
EnerSys	847	58,020
EnPro Industries Inc	1,060	67,670
ESCO Technologies Inc	86	7,105
Fabrinet * (Thailand)	167	8,295
FARO Technologies Inc *	47	2,471
Federal Signal Corp	182	4,869
Fitbit Inc ‘A’ *	9,824	43,226
Franklin Electric Co Inc	132	6,270
GasLog Ltd (Monaco)	773	11,131
GATX Corp	2,031	161,038
Genco Shipping & Trading Ltd *	848	7,157
Gencor Industries Inc *	382	4,966
General Finance Corp *	349	2,921
Gibraltar Industries Inc *	1,800	72,648
Global Brass & Copper Holdings Inc	89	3,892
Golar LNG Ltd (Bermuda)	4,897	90,497
GoPro Inc ‘A’ *	545	2,976
Graham Corp	500	10,105
Granite Construction Inc	2,244	108,116
Great Lakes Dredge & Dock Corp *	390	4,306
Greif Inc ‘A’	1,459	47,490
Greif Inc ‘B’	344	15,016
Griffon Corp	2,055	34,771
Haynes International Inc	698	22,203
Heartland Express Inc	2,438	44,055
Heritage-Crystal Clean Inc *	244	6,420
Hillenbrand Inc	1,172	46,376
Hub Group Inc ‘A’ *	1,857	77,957
Hurco Cos Inc	360	12,802
Hyster-Yale Materials Handling Inc	567	31,332
Ichor Holdings Ltd *	963	22,765
IES Holdings Inc *	255	4,807
II-VI Inc *	307	11,224
Insteel Industries Inc	1,042	21,694
International Seaways Inc *	1,411	26,809
JELD-WEN Holding Inc *	417	8,853
Kaman Corp	1,333	84,899
KBR Inc	7,957	198,448
KEMET Corp	3,186	59,929
Kennametal Inc	4,620	170,894
Kimball Electronics Inc *	1,299	21,096
Knowles Corp *	4,573	83,732
LB Foster Co ‘A’ *	513	14,025
Lindsay Corp	395	32,473
Louisiana-Pacific Corp	6,020	157,844
LSB Industries Inc *	1,178	4,594
Luxfer Holdings PLC (United Kingdom)	117	2,869
Lydall Inc *	962	19,432
Marten Transport Ltd	2,199	39,912
Masonite International Corp *	72	3,793
Matson Inc	2,388	92,774
Milacron Holdings Corp *	3,862	53,296
Mistras Group Inc *	861	12,373
Moog Inc ‘A’	241	22,560
Mueller Industries Inc	1,407	41,183
Mueller Water Products Inc ‘A’	3,528	34,645
Multi-Color Corp	803	40,126
National Presto Industries Inc	256	23,882
NL Industries Inc *	448	1,635
NN Inc	2,321	22,653
Nordic American Tankers Ltd	7,931	18,559
Northwest Pipe Co *	553	14,256

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-83

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
NVE Corp	17	$1,184
Olympic Steel Inc	554	7,562
Overseas Shipholding Group Inc ‘A’ *	3,926	7,381
PAM Transportation Services Inc *	34	2,108
Park Electrochemical Corp	1,035	17,274
Park-Ohio Holdings Corp	506	16,491
Patrick Industries Inc *	425	20,906
PGT Innovations Inc *	1,631	27,270
Plexus Corp *	1,450	84,637
Powell Industries Inc	515	19,570
Primoris Services Corp	824	17,246
Rexnord Corp *	5,288	159,803
Roadrunner Transportation Systems Inc *	197	1,881
Safe Bulkers Inc * (Greece)	2,619	4,086
Saia Inc *	586	37,897
Sanmina Corp *	2,942	89,084
Scorpio Bulkers Inc	2,471	11,367
Scorpio Tankers Inc (Monaco)	2,435	71,881
SEACOR Holdings Inc *	967	45,942
Select Interior Concepts Inc ‘A’ *	849	9,891
Ship Finance International Ltd (Norway)	4,589	57,408
SMART Global Holdings Inc *	737	16,944
SPX Corp *	469	15,486
SPX FLOW Inc *	2,354	98,538
Standex International Corp	706	51,637
Sterling Construction Co Inc *	1,125	15,098
Stoneridge Inc *	1,386	43,728
Sturm Ruger & Co Inc	82	4,467
Summit Materials Inc ‘A’ *	5,170	99,523
SunPower Corp *	3,533	37,768
Synalloy Corp	469	7,326
Tech Data Corp *	2,069	216,417
Teekay Corp (Bermuda) *	3,807	13,096
Teekay Tankers Ltd ‘A’ * (Bermuda)	10,678	13,668
Terex Corp	880	27,632
The Eastern Co	299	8,378
The Gorman-Rupp Co	780	25,607
The Greenbrier Cos Inc	1,826	55,510
The Manitowoc Co Inc *	1,996	35,529
Tidewater Inc *	2,107	49,472
TimkenSteel Corp *	2,255	18,333
Tredegar Corp	1,459	24,249
TriMas Corp *	2,555	79,128
Trinseo SA	2,313	97,932
Triumph Group Inc	2,099	48,067
TTM Technologies Inc *	5,596	57,079
Tutor Perini Corp *	2,246	31,152
Twin Disc Inc *	600	9,060
UFP Technologies Inc *	340	14,147
Universal Forest Products Inc	373	14,196
US Xpress Enterprises Inc ‘A’ *	1,232	6,332
Vishay Intertechnology Inc	7,486	123,669
Vishay Precision Group Inc *	134	5,444
VSE Corp	443	12,710
Watts Water Technologies Inc ‘A’	667	62,151
Werner Enterprises Inc	2,544	79,068
Wesco Aircraft Holdings Inc *	2,159	23,965
Willis Lease Finance Corp *	154	8,981
WillScot Corp *	942	14,168
Worthington Industries Inc	1,716	69,086
YRC Worldwide Inc *	1,884	7,593
ZAGG Inc *	1,491	10,377

		6,523,953

Technology - 4.8%

3D Systems Corp *	6,382	58,076
Adesto Technologies Corp *	201	1,638
Allscripts Healthcare Solutions Inc *	9,330	108,508
Alpha & Omega Semiconductor Ltd *	1,088	10,162
Ambarella Inc *	1,062	46,866
American Software Inc ‘A’	713	9,376
Amkor Technology Inc *	5,568	41,537
Avaya Holdings Corp *	6,241	74,330
AVX Corp	2,644	43,890

	Shares	Value
Axcelis Technologies Inc *	1,835	$27,617
AXT Inc *	2,226	8,815
Bandwidth Inc ‘A’ *	146	10,953
Brooks Automation Inc	534	20,693
CEVA Inc *	85	2,070
Cirrus Logic Inc *	3,332	145,608
Cloudera Inc *	12,416	65,308
Cohu Inc	2,261	34,887
Computer Programs & Systems Inc	714	19,842
Conduent Inc *	9,725	93,263
Cray Inc *	352	12,257
CTS Corp	1,811	49,947
Cubic Corp	1,482	95,559
Daily Journal Corp *	64	15,232
Diebold Nixdorf Inc *	2,090	19,144
Diodes Inc *	1,756	63,866
Donnelley Financial Solutions Inc *	1,757	23,438
DSP Group Inc *	774	11,115
Electronics For Imaging Inc *	849	31,337
Evolent Health Inc ‘A’ *	3,165	25,162
Exela Technologies Inc *	477	1,045
FormFactor Inc *	3,841	60,188
GSI Technology Inc *	848	7,267
Immersion Corp *	1,749	13,310
InnerWorkings Inc *	2,581	9,859
Insight Enterprises Inc *	1,262	73,448
Lumentum Holdings Inc *	4,299	229,610
MACOM Technology Solutions Holdings Inc ‘H’ *	2,585	39,111
ManTech International Corp ‘A’	1,497	98,577
Monotype Imaging Holdings Inc	1,232	20,747
MTS Systems Corp	671	39,274
Nanometrics Inc *	867	30,094
NetScout Systems Inc *	4,191	106,410
OneSpan Inc *	525	7,439
Pareteum Corp *	3,328	8,686
PDF Solutions Inc *	1,451	19,037
Perspecta Inc	7,385	172,883
Photronics Inc *	3,681	30,184
Pitney Bowes Inc	5,187	22,200
Presidio Inc	2,155	29,459
QAD Inc ‘A’	300	12,063
Rambus Inc *	6,186	74,479
Rudolph Technologies Inc *	1,489	41,141
SecureWorks Corp ‘A’ *	427	5,675
Semtech Corp *	310	14,896
StarTek Inc *	905	7,394
Stratasys Ltd *	2,908	85,408
Sykes Enterprises Inc *	2,196	60,302
Synaptics Inc *	1,956	56,998
Synchronoss Technologies Inc *	2,147	16,983
Telenav Inc *	910	7,280
TiVo Corp	6,834	50,367
Ultra Clean Holdings Inc *	2,174	30,262
Unisys Corp *	893	8,680
Veeco Instruments Inc *	2,681	32,762
Verint Systems Inc *	197	10,595
Xperi Corp	2,209	45,483

		2,750,092

Utilities - 5.6%

ALLETE Inc	2,912	242,308
Ameresco Inc ‘A’ *	1,233	18,162
Artesian Resources Corp ‘A’	459	17,061
Atlantic Power Corp *	2,306	5,581
Avista Corp	3,700	165,020
Black Hills Corp	3,388	264,840
California Water Service Group	159	8,050
Clearway Energy Inc ‘A’	1,942	31,422
Clearway Energy Inc ‘C’	4,180	70,475
Consolidated Water Co Ltd (Cayman)	792	11,294
El Paso Electric Co	1,898	124,129
Genie Energy Ltd ‘B’	486	5,176
MGE Energy Inc	1,253	91,569

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-84

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Middlesex Water Co	117	$6,932
New Jersey Resources Corp	4,651	231,480
Northwest Natural Holding Co	1,383	96,118
NorthWestern Corp	2,838	204,762
ONE Gas Inc	2,932	264,760
Ormat Technologies Inc	1,436	91,028
Otter Tail Corp	1,250	66,012
PICO Holdings Inc *	1,071	12,445
PNM Resources Inc	4,465	227,313
Portland General Electric Co	5,056	273,884
RGC Resources Inc	400	12,208
SJW Group	518	31,479
South Jersey Industries Inc	4,491	151,481
Southwest Gas Holdings Inc	2,664	238,748
Spire Inc	2,796	234,640
The York Water Co	68	2,429
Unitil Corp	823	49,289

		3,250,095

Total Common Stocks (Cost $57,278,361)		55,386,487

EXCHANGE-TRADED FUND - 2.7%

iShares Russell 2000 Value	12,535	1,510,467

Total Exchange-Traded Fund (Cost $1,494,232)		1,510,467

	Principal Amount	Value

SHORT-TERM INVESTMENT - 2.2%

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $1,291,592; collateralized by U.S. Treasury Notes: 1.750% due 05/31/22 and value $1,322,128)	$1,291,538	$1,291,538

Total Short-Term Investment (Cost $1,291,538)		1,291,538

TOTAL INVESTMENTS - 101.1% (Cost $60,069,004)		58,194,644

DERIVATIVES - 0.0%
(See Note (b) in Notes to Schedule of Investments)		13,758

OTHER ASSETS & LIABILITIES, NET - (1.1%)		(639,213)

NET ASSETS - 100.0%		$57,569,189

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	39.6%
Industrial	11.3%
Consumer, Cyclical	11.3%
Consumer, Non-Cyclical	9.8%
Energy	7.1%
Utilities	5.6%
Technology	4.8%
Communications	3.5%
Basic Materials	3.2%
Others (each less than 3.0%)	4.9%

	101.1%
Derivatives	0.0%
Other Assets & Liabilities, Net	(1.1%	)

	100.0%

(b)	Open futures contracts outstanding as of June 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	09/19	9	$691,437	$705,195	$13,758

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Consumer, Non-Cyclical	$6,082	$6,035	$47	$-
	Industrial	70	70	-	-

	Total Rights	6,152	6,105	47	-

	Common Stocks	55,386,487	55,386,487	-	-
	Exchange-Traded Fund	1,510,467	1,510,467	-	-
	Short-Term Investment	1,291,538	-	1,291,538	-
	Derivatives:
	Equity Contracts
	Futures	13,758	13,758	-	-

	Total	$58,208,402	$56,916,817	$1,291,585	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-85

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Chile - 0.0%

Enel Americas SA Exp 7/26/19 *	187,398	$2,756

Hong Kong - 0.0%

Legend Holdings Corp Class H Exp 7/25/19 * Ω ±	638	-

Total Rights (Cost $0)		2,756

PREFERRED STOCKS - 2.7%

Brazil - 2.4%

Banco Bradesco SA	105,492	1,036,802
Braskem SA ADR ‘A’ *	3,433	62,893
Centrais Eletricas Brasileiras SA ‘B’	6,500	60,938
Cia Brasileira de Distribuicao ‘A’	8,651	213,304
Cia Energetica de Minas Gerais	39,993	154,663
Gerdau SA	54,395	215,316
Itau Unibanco Holding SA	106,937	1,009,788
Lojas Americanas SA	20,214	86,700
Petroleo Brasileiro SA	203,805	1,454,783
Telefonica Brasil SA	15,400	200,163

		4,495,350

Chile - 0.1%

Embotelladora Andina SA ‘B’	24,747	89,361
Sociedad Quimica y Minera de Chile SA ‘B’	4,075	126,588

		215,949

Colombia - 0.2%

Banco Davivienda SA	4,225	53,222
Bancolombia SA ADR	3,365	171,749
Grupo Argos SA	12,536	54,927
Grupo Aval Acciones y Valores SA	133,651	53,444
Grupo de Inversiones Suramericana SA	4,367	42,997

		376,339

South Korea - 0.0%

CJ Corp * ±	237	7,526

Total Preferred Stocks (Cost $3,815,425)		5,095,164

COMMON STOCKS - 96.7%

Brazil - 5.8%

Ambev SA	133,040	619,822
Ambev SA ADR	54,171	252,978
Atacadao SA	16,600	95,105
B3 SA - Brasil Bolsa Balcao	47,146	459,925
Banco Bradesco SA	32,033	279,041
Banco BTG Pactual SA	8,683	115,051
Banco do Brasil SA	22,816	320,498
Banco Santander Brasil SA	10,291	121,832
BB Seguridade Participacoes SA	26,309	221,848
BRF SA *	26,067	200,393
CCR SA	87,510	311,303
Centrais Eletricas Brasileiras SA	6,700	61,505
Cia de Saneamento Basico do Estado de Sao Paulo	13,900	171,110
Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,310	52,453
Cia Energetica de Minas Gerais	7,039	34,315

	Shares	Value
Cia Siderurgica Nacional SA	40,100	$174,500
Cia Siderurgica Nacional SA ADR	8,700	37,497
Cielo SA	54,074	94,631
Cosan SA	10,119	121,614
Embraer SA	10,893	55,061
Energisa SA	8,981	107,773
Engie Brasil Energia SA	5,850	66,225
Equatorial Energia SA	6,841	163,545
Gerdau SA	6,100	19,857
Hapvida Participacoes e Investimentos SA ~	6,030	61,918
Hypera SA	10,627	82,997
IRB Brasil Resseguros SA	7,653	196,310
Itau Unibanco Holding SA	12,969	105,138
Klabin SA	51,269	218,297
Kroton Educacional SA	64,709	184,861
Localiza Rent a Car SA	33,200	354,311
Lojas Americanas SA	6,294	21,603
Lojas Renner SA	33,752	414,527
Magazine Luiza SA	2,938	161,531
Natura Cosmeticos SA	11,321	166,545
Notre Dame Intermedica Participacoes SA	9,900	103,951
Petrobras Distribuidora SA	17,202	111,994
Petroleo Brasileiro SA	153,593	1,200,761
Porto Seguro SA	10,623	142,970
Raia Drogasil SA	15,170	300,638
Rumo SA *	39,500	213,241
Suzano Papel e Celulose SA	26,343	225,359
TIM Participacoes SA	34,131	103,372
Ultrapar Participacoes SA	18,884	98,847
Usinas Siderurgicas de Minas Gerais SA Usiminas	5,600	15,313
Vale SA *	166,363	2,245,063
WEG SA	16,083	89,463

		10,976,892

Chile - 1.1%

AES Gener SA	129,514	35,600
Aguas Andinas SA ‘A’	155,212	91,621
Banco de Chile	284,354	41,921
Banco de Chile ADR	2,051	60,894
Banco de Credito e Inversiones SA	1,274	87,895
Banco Santander Chile	450,617	33,582
Banco Santander Chile ADR	5,196	155,464
Cencosud SA	105,248	206,574
Cia Cervecerias Unidas SA	3,038	42,815
Cia Cervecerias Unidas SA ADR	3,557	100,485
Colbun SA	337,804	69,792
Empresa Nacional de Telecomunicaciones SA	13,075	133,142
Empresas CMPC SA	50,071	137,439
Empresas COPEC SA	9,779	107,138
Enel Americas SA	574,835	101,381
Enel Americas SA ADR	19,889	176,415
Enel Chile SA ADR	25,110	120,026
Itau CorpBanca	8,062,895	67,323
Latam Airlines Group SA	10,543	99,187
Latam Airlines Group SA ADR	10,886	102,002
SACI Falabella	17,920	117,018
Sociedad Quimica y Minera de Chile SA ADR	732	22,773

		2,110,487

China - 16.7%

58.com Inc ADR *	600	37,302
AAC Technologies Holdings Inc	31,000	175,383
Agile Group Holdings Ltd	126,000	168,666
Agricultural Bank of China Ltd ‘H’	429,000	179,548
Air China Ltd ‘H’	86,000	86,473
Alibaba Group Holding Ltd ADR *	12,375	2,096,944
Alibaba Health Information Technology Ltd *	22,000	21,085
Aluminum Corp of China Ltd ‘H’ *	166,000	58,962
Angang Steel Co Ltd ‘H’	101,400	46,263
Anhui Conch Cement Co Ltd ‘H’	62,000	387,953

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-86

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
ANTA Sports Products Ltd	21,000	$144,841
BAIC Motor Corp Ltd ‘H’ ~	120,000	75,306
Baidu Inc ADR *	4,869	571,426
Bank of China Ltd ‘H’	1,256,400	530,162
Bank of Communications Co Ltd ‘H’	132,925	100,933
BBMG Corp ‘H’	103,000	33,076
Beijing Capital International Airport Co Ltd ‘H’	36,000	31,549
Beijing Enterprises Holdings Ltd	16,500	83,873
Beijing Enterprises Water Group Ltd *	192,000	114,115
Brilliance China Automotive Holdings Ltd	78,000	86,260
BYD Co Ltd ‘H’	33,000	199,534
CGN Power Co Ltd ‘H’ ~	171,000	47,064
China Cinda Asset Management Co Ltd ‘H’	252,000	58,074
China CITIC Bank Corp Ltd ‘H’	159,000	90,549
China Coal Energy Co Ltd ‘H’	58,000	24,154
China Communications Construction Co Ltd ‘H’	143,000	127,812
China Communications Services Corp Ltd ‘H’	48,000	37,225
China Conch Venture Holdings Ltd	39,000	137,795
China Construction Bank Corp ‘H’	1,473,340	1,270,025
China Eastern Airlines Corp Ltd ‘H’ *	76,000	44,651
China Everbright Bank Co Ltd ‘H’	88,000	40,338
China Everbright International Ltd	86,333	79,741
China Evergrande Group *	93,000	260,510
China Galaxy Securities Co Ltd ‘H’	37,500	22,248
China Hongqiao Group Ltd	61,500	43,378
China Huarong Asset Management Co Ltd ‘H’ ~	599,000	104,329
China Huishan Dairy Holdings Co Ltd * Ω ±	88,000	1,774
China International Capital Corp Ltd ‘H’ ~	26,000	52,481
China Jinmao Holdings Group Ltd	158,000	96,107
China Life Insurance Co Ltd ‘H’	59,000	145,828
China Longyuan Power Group Corp Ltd ‘H’	83,000	53,332
China Mengniu Dairy Co Ltd *	38,000	147,331
China Merchants Bank Co Ltd ‘H’	92,800	460,512
China Merchants Port Holdings Co Ltd	34,957	59,486
China Merchants Securities Co Ltd ‘H’ ~	13,600	16,785
China Minsheng Banking Corp Ltd ‘H’	175,500	121,517
China Mobile Ltd	70,500	641,808
China Mobile Ltd ADR	18,350	831,072
China Molybdenum Co Ltd ‘H’	120,000	38,059
China National Building Material Co Ltd ‘H’	278,000	243,187
China Oilfield Services Ltd ‘H’	70,000	69,445
China Overseas Land & Investment Ltd	206,000	760,287
China Pacific Insurance Group Co Ltd ‘H’	43,400	169,748
China Petroleum & Chemical Corp ‘H’	696,400	474,401
China Railway Construction Corp Ltd ‘H’	78,000	95,562
China Railway Group Ltd ‘H’	108,000	82,137
China Railway Signal & Communication Corp Ltd ‘H’ ~	52,000	37,787
China Reinsurance Group Corp ‘H’	189,000	33,644
China Resources Beer Holdings Co Ltd	23,333	110,851
China Resources Cement Holdings Ltd	134,000	129,733
China Resources Gas Group Ltd	46,000	228,421
China Resources Land Ltd	132,444	583,122
China Resources Pharmaceutical Group Ltd ~	58,000	65,337
China Resources Power Holdings Co Ltd	64,000	93,353
China Shenhua Energy Co Ltd ‘H’	86,500	181,180
China Southern Airlines Co Ltd ‘H’	94,000	65,312
China State Construction International Holdings Ltd	74,250	76,267
China Taiping Insurance Holdings Co Ltd	67,034	179,566
China Telecom Corp Ltd ‘H’	152,000	76,539
China Telecom Corp Ltd ADR	505	25,265
China Unicom Hong Kong Ltd	308,000	336,768
China Unicom Hong Kong Ltd ADR	4,313	47,012
China Vanke Co Ltd ‘H’	35,100	131,601
Chongqing Rural Commercial Bank Co Ltd ‘H’	144,000	78,335
CIFI Holdings Group Co Ltd	140,000	92,251
CITIC Ltd	130,000	187,108
CITIC Securities Co Ltd ‘H’	38,000	79,254
CNOOC Ltd	213,000	363,327

	Shares	Value
CNOOC Ltd ADR	2,523	$429,793
COSCO SHIPPING Holdings Co Ltd ‘H’ *	59,500	23,206
Country Garden Holdings Co Ltd	358,580	545,130
Country Garden Services Holdings Co Ltd	35,710	82,514
CRRC Corp Ltd ‘H’	108,000	90,277
CSC Financial Co Ltd ‘H’ ~	16,000	11,904
CSPC Pharmaceutical Group Ltd	172,000	277,410
Ctrip.com International Ltd ADR *	7,736	285,536
Dali Foods Group Co Ltd ~	87,000	57,729
Dongfeng Motor Group Co Ltd ‘H’	76,000	62,318
ENN Energy Holdings Ltd	22,700	220,907
Everbright Securities Co Ltd ‘H’ ~	11,000	8,520
Fosun International Ltd	27,292	36,337
Future Land Development Holdings Ltd *	88,000	115,851
Fuyao Glass Industry Group Co Ltd ‘H’ ~	25,200	78,254
Geely Automobile Holdings Ltd	195,000	334,353
GF Securities Co Ltd ‘H’ *	27,600	32,838
Great Wall Motor Co Ltd ‘H’	125,000	89,561
Guangdong Investment Ltd	42,000	83,043
Guangzhou Automobile Group Co Ltd ‘H’	68,400	73,084
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd ‘H’	4,000	18,054
Guangzhou R&F Properties Co Ltd ‘H’	74,000	142,412
Guotai Junan Securities Co Ltd ‘H’ ~	17,800	31,705
Haitong Securities Co Ltd ‘H’	63,600	71,342
Hengan International Group Co Ltd	31,000	228,260
Huaneng Power International Inc ‘H’	80,000	47,112
Huatai Securities Co Ltd ‘H’ ~	35,800	61,622
Huazhu Group Ltd ADR	4,052	146,885
Industrial & Commercial Bank of China Ltd ‘H’	1,062,045	775,209
JD.com Inc ADR *	8,179	247,742
Jiangsu Expressway Co Ltd ‘H’	46,000	65,467
Jiangxi Copper Co Ltd ‘H’	43,000	57,307
Kunlun Energy Co Ltd	216,000	188,596
Legend Holdings Corp ‘H’ ~	8,300	19,588
Lenovo Group Ltd	364,000	281,839
Logan Property Holdings Co Ltd	78,000	126,127
Longfor Group Holdings Ltd	71,000	267,699
Maanshan Iron & Steel Co Ltd ‘H’	80,000	31,813
Metallurgical Corp of China Ltd ‘H’	77,000	20,594
Momo Inc ADR	2,100	75,180
NetEase Inc ADR	1,508	385,701
New China Life Insurance Co Ltd ‘H’	18,800	91,478
New Oriental Education & Technology Group Inc ADR *	732	70,697
Orient Securities Co Ltd ~	14,000	9,140
PetroChina Co Ltd ‘H’	546,000	301,057
PICC Property & Casualty Co Ltd ‘H’	230,341	248,537
Ping An Insurance Group Co of China Ltd ‘H’	127,500	1,533,171
Postal Savings Bank of China Co Ltd ‘H’ ~	129,000	76,648
Semiconductor Manufacturing International Corp *	127,800	142,454
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	20,000	18,149
Shanghai Electric Group Co Ltd ‘H’	58,000	21,013
Shanghai Fosun Pharmaceutical Group Co Ltd ‘H’	14,000	42,403
Shanghai Pharmaceuticals Holding Co Ltd ‘H’	30,000	58,980
Shenzhou International Group Holdings Ltd	22,600	311,760
Shimao Property Holdings Ltd	58,426	177,998
Silergy Corp	4,000	78,423
Sinopec Engineering Group Co Ltd ‘H’	30,500	25,850
Sinopec Shanghai Petrochemical Co Ltd ‘H’	204,000	81,240
Sinopharm Group Co Ltd ‘H’	46,400	163,379
Sinotrans Ltd	29,000	10,547
Sinotruk Hong Kong Ltd	30,500	52,845
Sunac China Holdings Ltd	81,000	397,782
Sunny Optical Technology Group Co Ltd	19,300	199,818
Tencent Holdings Ltd	87,400	3,953,923
The People’s Insurance Co Group of China Ltd ‘H’	122,000	47,642

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-87

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Tingyi Cayman Islands Holding Corp	96,000	$160,377
TravelSky Technology Ltd ‘H’	34,000	68,380
Tsingtao Brewery Co Ltd ‘H’	10,000	63,717
Vipshop Holdings Ltd ADR *	11,770	101,575
Want Want China Holdings Ltd	245,000	199,238
Weibo Corp ADR *	1,589	69,201
Weichai Power Co Ltd ‘H’	67,800	114,679
Xinjiang Goldwind Science & Technology Co Ltd ‘H’	34,034	37,219
Yanzhou Coal Mining Co Ltd ‘H’	124,000	115,953
Yihai International Holding Ltd *	14,000	72,630
Yum China Holdings Inc	7,678	354,724
Zhongsheng Group Holdings Ltd	40,500	112,924
Zhuzhou CRRC Times Electric Co Ltd ‘H’	14,100	74,324
Zijin Mining Group Co Ltd ‘H’	238,000	96,721
ZTE Corp ‘H’ *	11,600	33,587
ZTO Express Cayman Inc ADR	4,365	83,459

		31,482,900

Colombia - 0.4%

Banco de Bogota SA	3,253	68,046
Bancolombia SA	5,998	72,122
Cementos Argos SA	10,003	23,346
Ecopetrol SA	104,999	95,409
Ecopetrol SA ADR	3,128	57,211
Grupo Argos SA	18,939	101,959
Grupo de Inversiones Suramericana SA	9,920	105,266
Grupo Energia Bogota SA ESP *	42,482	27,894
Grupo Nutresa SA	5,542	43,149
Interconexion Electrica SA ESP	22,633	125,790

		720,192

Czech Republic - 0.2%

CEZ AS	7,818	188,933
Komercni banka AS	2,390	95,233
Moneta Money Bank AS ~	29,939	102,602
O2 Czech Republic AS	2,533	25,091
Philip Morris CR AS	16	9,731

		421,590

Egypt - 0.1%

Commercial International Bank Egypt SAE GDR	51,690	220,008
Egyptian Financial Group-Hermes Holding Co GDR	174	330

		220,338

Greece - 0.3%

Alpha Bank AE *	1,371	2,745
Athens Water Supply & Sewage Co SA	1,811	15,095
Hellenic Petroleum SA	3,272	34,393
Hellenic Telecommunications Organization SA	8,164	120,683
JUMBO SA	5,363	103,800
Motor Oil Hellas Corinth Refineries SA	3,113	79,645
Mytilineos Holdings SA	5,322	61,440
National Bank of Greece SA *	7,102	19,455
OPAP SA	9,355	104,931
Terna Energy SA *	1,519	12,178
Titan Cement Co SA	1,910	37,269

		591,634

Hong Kong - 0.5%

Alibaba Pictures Group Ltd *	230,000	49,457
China Communications Services Corp Ltd * Ω ±	122,000	29,283
China Gas Holdings Ltd	48,400	179,855
Haier Electronics Group Co Ltd	53,000	147,065
Nine Dragons Paper Holdings Ltd	133,000	118,035
Sino Biopharmaceutical Ltd	201,000	205,638
Sun Art Retail Group Ltd	99,500	94,294
United Energy Group Ltd *	246,000	48,220

		871,847

	Shares	Value
Hungary - 0.4%

MOL Hungarian Oil & Gas PLC	43,117	$478,649
OTP Bank Nyrt	7,129	283,887
Richter Gedeon Nyrt	2,148	39,579

		802,115

India - 13.7%

3M India Ltd *	98	32,950
ABB India Ltd	1,174	27,241
ACC Ltd	3,461	78,314
Adani Enterprises Ltd	13,363	29,108
Adani Ports & Special Economic Zone Ltd	43,039	255,756
Adani Power Ltd *	50,365	37,467
Adani Transmission Ltd *	13,229	42,971
Aditya Birla Capital Ltd *	37,484	49,851
Aditya Birla Fashion and Retail Ltd *	12,205	38,104
AIA Engineering Ltd *	1,359	35,305
Ambuja Cements Ltd	24,578	75,761
Apollo Hospitals Enterprise Ltd	2,573	50,685
Apollo Tyres Ltd	17,529	50,941
Ashok Leyland Ltd	84,431	106,677
Asian Paints Ltd	12,371	243,321
Astral Poly Technik Ltd	689	13,245
Aurobindo Pharma Ltd	21,707	191,302
Avenue Supermarts Ltd * ~	2,279	46,122
Axis Bank Ltd *	47,295	553,822
Bajaj Auto Ltd	4,096	167,772
Bajaj Finance Ltd	6,897	367,715
Bajaj Finserv Ltd	1,075	132,770
Bajaj Holdings & Investment Ltd	2,278	118,747
Balkrishna Industries Ltd	6,204	67,925
Bank of Baroda *	29,605	52,158
Bayer CropScience Ltd	167	8,406
Berger Paints India Ltd	12,181	56,042
Bharat Electronics Ltd	50,663	82,584
Bharat Forge Ltd	18,538	120,836
Bharat Heavy Electricals Ltd	34,450	36,511
Bharat Petroleum Corp Ltd	24,110	136,622
Bharti Airtel Ltd	100,833	506,239
Bharti Infratel Ltd	19,902	77,001
Biocon Ltd	9,776	35,516
Bosch Ltd	242	57,280
Britannia Industries Ltd	1,116	44,356
Cadila Healthcare Ltd	15,202	53,221
Canara Bank *	8,848	36,451
Castrol India Ltd	16,227	31,163
Central Bank of India *	10,195	3,043
Cholamandalam Investment and Finance Co Ltd	22,770	94,215
Cipla Ltd	18,131	145,396
City Union Bank Ltd	5,192	16,401
Coal India Ltd	29,346	107,884
Colgate-Palmolive India Ltd	3,475	56,737
Container Corp Of India Ltd	11,202	92,478
Coromandel International Ltd	1,670	10,116
Crompton Greaves Consumer Electricals Ltd	9,606	32,262
Cummins India Ltd	2,645	29,273
Dabur India Ltd	18,862	109,441
Dalmia Bharat Ltd *	3,754	56,986
Dewan Housing Finance Corp Ltd	11,337	11,822
Divi’s Laboratories Ltd	2,762	63,919
DLF Ltd	20,025	54,710
Dr Reddy’s Laboratories Ltd	4,667	172,907
Dr Reddy’s Laboratories Ltd ADR	1,737	65,085
Edelweiss Financial Services Ltd	31,599	77,674
Eicher Motors Ltd	564	156,299
Emami Ltd	6,390	27,720
Endurance Technologies Ltd ~	1,090	17,596
Exide Industries Ltd	10,399	30,324
Federal Bank Ltd	92,355	145,033

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-88

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Future Retail Ltd *	3,425	$24,065
GAIL India Ltd	50,508	228,206
GAIL India Ltd GDR	497	13,469
Gillette India Ltd	251	27,186
GlaxoSmithKline Consumer Healthcare Ltd	456	50,790
GlaxoSmithKline Pharmaceuticals Ltd	626	10,883
Glenmark Pharmaceuticals Ltd	13,346	85,726
Godrej Consumer Products Ltd	12,213	117,424
Godrej Industries Ltd	3,691	25,883
Godrej Properties Ltd *	1,161	16,864
Graphite India Ltd	3,492	16,936
Grasim Industries Ltd	12,419	164,416
GRUH Finance Ltd *	8,133	32,523
Havells India Ltd	9,095	103,566
HCL Technologies Ltd	26,201	404,188
HDFC Bank Ltd	34,344	1,216,506
HEG Ltd	354	7,516
Hero MotoCorp Ltd	2,851	106,642
Hindalco Industries Ltd	77,964	233,820
Hindustan Petroleum Corp Ltd	21,357	89,368
Hindustan Unilever Ltd	26,522	687,056
Honeywell Automation India Ltd	75	27,064
Housing Development Finance Corp Ltd	30,596	971,519
ICICI Bank Ltd	48,077	304,364
ICICI Bank Ltd ADR	1,700	21,403
ICICI Lombard General Insurance Co Ltd ~	2,002	32,267
ICICI Prudential Life Insurance Co Ltd ~	8,019	45,158
IDFC First Bank Ltd *	44,967	28,180
IIFL Holdings Ltd	6,089	12,542
IIFL Securities Ltd * Ω ±	6,089	18,159
IIFL Wealth Management Ltd * Ω ±	869	1,198
Indiabulls Housing Finance Ltd	27,631	243,155
Indiabulls Ventures Ltd	4,397	17,466
Indian Bank *	7,670	28,873
Indian Oil Corp Ltd	49,564	111,685
Indraprastha Gas Ltd	7,887	35,941
IndusInd Bank Ltd	8,004	163,553
Info Edge India Ltd	1,347	43,899
Infosys Ltd	135,018	1,440,994
Infosys Ltd ADR	5,798	62,039
InterGlobe Aviation Ltd ~	5,127	115,767
ITC Ltd	121,726	482,693
Jindal Steel & Power Ltd *	21,596	44,434
JSW Steel Ltd	86,762	347,561
Jubilant Foodworks Ltd	3,614	64,552
Kansai Nerolac Paints Ltd	4,224	26,979
Kotak Mahindra Bank Ltd	16,261	347,970
L&T Finance Holdings Ltd	51,369	85,670
Larsen & Toubro Infotech Ltd ~	2,091	55,429
Larsen & Toubro Ltd	10,415	234,332
LIC Housing Finance Ltd	33,724	271,270
Lupin Ltd	16,893	184,709
Mahindra & Mahindra Financial Services Ltd	16,332	91,890
Mahindra & Mahindra Ltd	32,233	305,969
Marico Ltd	20,310	109,112
Maruti Suzuki India Ltd	3,872	366,552
Mindtree Ltd	6,706	90,099
Motherson Sumi Systems Ltd	71,113	125,708
Mphasis Ltd	5,625	81,857
MRF Ltd	99	81,182
Muthoot Finance Ltd	13,600	127,040
Natco Pharma Ltd	1,264	9,798
National Aluminium Co Ltd	22,402	16,022
Nestle India Ltd	1,009	174,134
NHPC Ltd	121,339	43,592
NTPC Ltd	33,108	67,796
Oberoi Realty Ltd	4,669	41,105
Oil & Natural Gas Corp Ltd	53,236	129,379
Oil India Ltd	8,399	21,656
Oracle Financial Services Software Ltd *	1,647	75,654
Page Industries Ltd	354	105,469

	Shares	Value
Petronet LNG Ltd	73,060	$259,401
PI Industries Ltd	1,184	20,125
Pidilite Industries Ltd	5,995	105,463
Piramal Enterprises Ltd	4,100	115,692
PNB Housing Finance Ltd ~	2,908	32,644
Power Finance Corp Ltd *	42,871	83,350
Power Grid Corp of India Ltd	58,795	176,262
Procter & Gamble Hygiene & Health Care Ltd	445	69,000
Punjab National Bank *	42,600	49,094
Quess Corp Ltd * ~	650	5,447
Rajesh Exports Ltd	5,961	62,349
RBL Bank Ltd ~	12,532	115,945
REC Ltd	78,099	186,371
Reliance Industries Ltd	101,210	1,836,668
SBI Life Insurance Co Ltd ~	3,861	40,481
Shree Cement Ltd	319	100,749
Shriram Transport Finance Co Ltd	11,759	184,054
Siemens Ltd	2,517	47,816
SRF Ltd	555	24,457
State Bank of India *	38,915	203,638
Steel Authority of India Ltd *	36,180	26,598
Sterlite Technologies Ltd	2,104	5,351
Sun Pharmaceutical Industries Ltd	13,532	78,647
Sun TV Network Ltd	5,030	36,803
Sundaram Finance Holdings Ltd	415	520
Sundaram Finance Ltd	1,345	32,573
Supreme Industries Ltd	1,709	28,374
Tata Chemicals Ltd	4,121	37,412
Tata Communications Ltd	4,244	29,820
Tata Consultancy Services Ltd	36,173	1,167,282
Tata Global Beverages Ltd	20,394	79,649
Tata Motors Ltd *	139,254	326,957
Tata Motors Ltd ADR *	3,376	39,432
Tata Steel Ltd	39,476	288,491
Tech Mahindra Ltd	32,387	331,635
The Indian Hotels Co Ltd	16,687	38,080
The Ramco Cements Ltd	4,166	47,278
The Tata Power Co Ltd	49,077	49,074
Titan Co Ltd	10,312	199,465
Torrent Pharmaceuticals Ltd	3,288	73,689
TVS Motor Co Ltd	5,981	37,104
UltraTech Cement Ltd	2,152	141,972
United Breweries Ltd	2,860	55,484
United Spirits Ltd *	12,642	107,129
UPL Ltd	35,361	480,277
Varun Beverages Ltd	795	10,903
Vedanta Ltd	146,859	371,060
Vodafone Idea Ltd *	365,134	64,246
Voltas Ltd	2,882	26,853
Whirlpool of India Ltd	1,327	30,573
Wipro Ltd	48,298	196,612
Yes Bank Ltd	123,039	193,737
Zee Entertainment Enterprises Ltd	24,360	119,655

		25,795,192

Indonesia - 2.8%

P.T. Ace Hardware Indonesia Tbk	499,900	64,052
P.T. Adaro Energy Tbk	1,948,600	187,849
P.T. Astra International Tbk	584,500	308,284
P.T. Bank BTPN Tbk *	23,700	6,073
P.T. Bank Central Asia Tbk	243,300	516,301
P.T. Bank Danamon Indonesia Tbk	225,400	76,583
P.T. Bank Mandiri Persero Tbk	399,058	226,565
P.T. Bank Negara Indonesia Persero Tbk	357,900	233,173
P.T. Bank Pan Indonesia Tbk *	133,300	12,267
P.T. Bank Permata Tbk *	323,100	17,839
P.T. Bank Rakyat Indonesia Persero Tbk	2,226,100	687,253
P.T. Bank Tabungan Negara Persero Tbk	283,000	49,302
P.T. Barito Pacific Tbk	226,700	51,533
P.T. Bukit Asam Tbk	345,700	72,510
P.T. Bumi Serpong Damai Tbk *	517,200	56,167

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-89

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
P.T. Charoen Pokphand Indonesia Tbk	348,800	$116,832
P.T. Gudang Garam Tbk	29,600	161,128
P.T. Indah Kiat Pulp & Paper Corp Tbk	278,700	185,252
P.T. Indo Tambangraya Megah Tbk	35,500	44,129
P.T. Indocement Tunggal Prakarsa Tbk	27,300	38,583
P.T. Indofood CBP Sukses Makmur Tbk	118,700	85,318
P.T. Indofood Sukses Makmur Tbk	297,200	147,789
P.T. Japfa Comfeed Indonesia Tbk	159,300	17,485
P.T. Jasa Marga Persero Tbk	103,744	42,012
P.T. Kalbe Farma Tbk	785,300	81,095
P.T. Mayora Indah Tbk	297,475	52,232
P.T. Mitra Keluarga Karyasehat Tbk *	244,600	32,802
P.T. Pabrik Kertas Tjiwi Kimia Tbk	78,500	69,917
P.T. Pakuwon Jati Tbk	1,030,100	53,215
P.T. Perusahaan Gas Negara Tbk	517,400	77,286
P.T. Sarana Menara Nusantara Tbk	1,750,400	87,241
P.T. Semen Baturaja Persero Tbk	44,300	3,528
P.T. Semen Indonesia Persero Tbk	98,100	80,350
P.T. Smartfren Telecom Tbk *	1,937,900	43,845
P.T. Sumber Alfaria Trijaya Tbk	956,100	61,924
P.T. Surya Citra Media Tbk	313,700	35,778
P.T. Telekomunikasi Indonesia Persero Tbk	785,600	230,248
P.T. Telekomunikasi Indonesia Persero Tbk ADR	7,061	206,464
P.T. Unilever Indonesia Tbk	61,600	196,347
P.T. United Tractors Tbk	149,096	297,483
P.T. Vale Indonesia Tbk *	156,800	34,689
P.T. Waskita Karya Persero Tbk	632,500	90,007
P.T. XL Axiata Tbk *	421,000	88,786

		5,227,516

Malaysia - 2.9%

AirAsia Group Bhd	232,100	153,296
Alliance Bank Malaysia Bhd	63,900	58,179
AMMB Holdings Bhd	104,900	107,365
Astro Malaysia Holdings Bhd	95,100	33,400
Axiata Group Bhd	132,203	159,424
Batu Kawan Bhd	4,200	16,973
BIMB Holdings Bhd	33,900	37,489
British American Tobacco Malaysia Bhd	9,400	65,438
Bursa Malaysia Bhd	43,700	74,037
Carlsberg Brewery Malaysia Bhd ‘B’	6,300	39,108
CIMB Group Holdings Bhd	180,587	235,226
Dialog Group Bhd	66,452	52,517
DiGi.Com Bhd	138,700	169,424
Fraser & Neave Holdings Bhd	7,200	60,196
Gamuda Bhd	112,800	102,525
Genting Bhd	99,200	162,643
Genting Malaysia Bhd	143,500	112,601
Genting Plantations Bhd	16,200	39,224
HAP Seng Consolidated Bhd	26,700	64,327
Hartalega Holdings Bhd	56,800	72,035
Heineken Malaysia Bhd	6,000	34,089
Hong Leong Bank Bhd	17,472	80,382
Hong Leong Financial Group Bhd	9,536	42,762
IHH Healthcare Bhd	25,200	35,394
IJM Corp Bhd	164,500	95,461
IOI Corp Bhd	22,046	22,675
IOI Properties Group Bhd	95,406	31,850
Kuala Lumpur Kepong Bhd	17,400	103,411
LPI Capital Bhd	12,920	49,289
Malayan Banking Bhd	131,003	281,651
Malaysia Airports Holdings Bhd	92,600	191,341
Malaysia Building Society Bhd	72,500	15,791
Maxis Bhd	97,200	130,868
MISC Bhd	45,460	78,686
Nestle Malaysia Bhd	1,400	50,510
Petronas Chemicals Group Bhd	114,300	232,346
Petronas Dagangan Bhd	7,400	45,522
Petronas Gas Bhd	24,000	100,861
PPB Group Bhd	22,960	103,847

	Shares	Value
Press Metal Aluminium Holdings Bhd	58,620	$62,411
Public Bank Bhd	115,270	641,866
QL Resources Bhd	37,180	61,551
RHB Bank Bhd	77,562	104,918
Serba Dinamik Holdings Bhd	47,800	46,668
Sime Darby Bhd	184,987	101,251
Sime Darby Plantation Bhd	103,787	123,601
Sime Darby Property Bhd	103,787	25,854
SP Setia Bhd Group	89,142	46,610
Sunway Bhd	123,321	50,159
Telekom Malaysia Bhd	60,092	58,220
Tenaga Nasional Bhd	102,600	343,981
Top Glove Corp Bhd	91,600	108,882
UMW Holdings Bhd	25,800	33,708
United Plantations BHD	600	3,890
Westports Holdings Bhd	60,500	57,802
YTL Corp Bhd	234,322	63,533
YTL Power International Bhd	122,757	24,371

		5,501,439

Mexico - 3.6%

Alfa SAB de CV ‘A’	436,875	429,278
America Movil SAB de CV ‘L’	1,459,579	1,062,342
Arca Continental SAB de CV	17,095	92,494
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	141,152	215,989
Becle SAB de CV	21,769	33,776
Cemex SAB de CV	733,763	309,275
Coca-Cola Femsa S.A.B. de C.V.	21,420	132,925
El Puerto de Liverpool SAB de CV ‘C1’	9,852	54,856
Fomento Economico Mexicano SAB de CV	32,380	313,716
Gruma SAB de CV ‘B’	19,624	184,178
Grupo Aeroportuario del Pacifico SAB de CV ‘B’	18,794	195,717
Grupo Aeroportuario del Pacifico SAB de CV ADR	1,043	108,795
Grupo Aeroportuario del Sureste SAB de CV ‘B’	7,471	121,089
Grupo Aeroportuario del Sureste SAB de CV ADR	404	65,492
Grupo Bimbo SAB de CV ‘A’	63,116	131,633
Grupo Carso SAB de CV ‘A1’	28,971	108,012
Grupo Elektra SAB de CV	3,770	246,703
Grupo Financiero Banorte SAB de CV ‘O’	85,103	493,758
Grupo Financiero Inbursa SAB de CV ‘O’	131,763	190,569
Grupo Mexico SAB de CV ‘B’	197,035	523,237
Grupo Televisa SAB	161,190	272,517
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	29,166	43,019
Industrias Penoles SAB de CV	13,870	179,429
Infraestructura Energetica Nova SAB de CV	11,569	45,441
Kimberly-Clark de Mexico SAB de CV ‘A’	84,114	156,407
Megacable Holdings SAB de CV	3,395	14,423
Mexichem SAB de CV	136,163	285,823
Organizacion Soriana SAB de CV ‘B’ *	7,750	9,012
Promotora y Operadora de Infraestructura SAB de CV	11,582	115,091
Promotora y Operadora de Infraestructura SAB de CV ‘L’	1,300	8,128
Wal-Mart de Mexico SAB de CV	207,899	567,576

		6,710,700

Peru - 0.3%

Cementos Pacasmayo SAA ADR	575	5,060
Cia de Minas Buenaventura SAA ADR	3,780	63,012
Credicorp Ltd	1,933	442,483
Grana y Montero SAA ADR	1,724	5,431

		515,986

Philippines - 1.6%

Aboitiz Equity Ventures Inc	51,500	55,274
Aboitiz Power Corp	50,900	34,573

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-90

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Alliance Global Group Inc	228,800	$68,886
Ayala Corp	7,430	129,695
Ayala Land Inc	296,200	293,857
Bank of the Philippine Islands	50,639	77,612
BDO Unibank Inc	62,643	171,253
Bloomberry Resorts Corp	205,500	45,290
DMCI Holdings Inc	510,050	102,538
Emperador Inc *	61,300	9,141
Filinvest Development Corp	36,100	9,864
Globe Telecom Inc	2,975	131,345
Golden Bria Holdings Inc *	3,290	26,186
GT Capital Holdings Inc	6,116	112,282
International Container Terminal Services Inc	84,510	241,481
JG Summit Holdings Inc	93,360	122,893
Jollibee Foods Corp	14,590	80,264
LT Group Inc	131,900	39,131
Manila Electric Co	8,600	64,994
Megaworld Corp	597,500	71,138
Metro Pacific Investments Corp	596,700	55,899
Metropolitan Bank & Trust Co	70,082	97,529
PLDT Inc	4,350	109,128
PLDT Inc ADR	4,492	111,491
Puregold Price Club Inc	102,100	89,704
Robinsons Retail Holdings Inc	15,840	22,878
San Miguel Corp	44,640	152,674
Security Bank Corp	15,470	51,330
SM Investments Corp	4,042	76,466
SM Prime Holdings Inc	230,000	166,582
Top Frontier Investment Holdings Inc *	1,506	7,848
Universal Robina Corp	40,980	132,790

		2,962,016

Poland - 1.5%

Alior Bank SA *	8,817	117,771
Bank Handlowy w Warszawie SA	2,265	32,601
Bank Millennium SA *	37,014	92,791
Bank Polska Kasa Opieki SA	2,097	62,839
CCC SA	1,282	57,883
CD Projekt SA	859	49,720
Cyfrowy Polsat SA	15,981	127,449
Dino Polska SA * ~	3,113	109,076
Grupa Azoty SA	2,665	29,941
Grupa Lotos SA	12,653	287,151
ING Bank Slaski SA	1,065	57,589
Jastrzebska Spolka Weglowa SA *	4,221	53,458
KGHM Polska Miedz SA *	13,654	379,090
LPP SA	57	116,636
mBank SA	936	107,798
PGE Polska Grupa Energetyczna SA *	42,226	108,599
Polski Koncern Naftowy ORLEN SA	17,334	418,045
Polskie Gornictwo Naftowe i Gazownictwo SA	53,571	76,244
Powszechna Kasa Oszczednosci Bank Polski SA	25,027	287,261
Powszechny Zaklad Ubezpieczen SA	22,540	263,780
Santander Bank Polska SA	853	84,813

		2,920,535

Romania - 0.1%

NEPI Rockcastle PLC	10,782	99,063

Russia - 2.0%

Gazprom PJSC ADR (SEAQ)	58,235	427,367
LUKOIL PJSC ADR (SEAQ)	6,845	578,675
Magnitogorsk Iron & Steel Works PJSC GDR	7,310	67,425
Mail.Ru Group Ltd GDR *	1,713	43,586
MMC Norilsk Nickel PJSC ADR	13,033	295,979
Novatek PJSC GDR (LI)	1,017	216,184
Novolipetsk Steel PJSC GDR	3,264	82,443
PhosAgro PJSC GDR	3,651	47,916
Rosneft Oil Co PJSC GDR	26,674	175,022

	Shares	Value
Rostelecom PJSC ADR	5,299	$40,643
RusHydro PJSC ADR	35,932	32,759
Sberbank of Russia PJSC ADR (SEAQ)	58,807	905,984
Severstal PJSC GDR	6,748	113,704
Tatneft PJSC ADR	5,701	421,614
VEON Ltd	22,300	62,440
VTB Bank PJSC GDR	100,196	126,236
X5 Retail Group NV GDR	3,075	105,442

		3,743,419

South Africa - 7.7%

Absa Group Ltd	74,666	933,707
Anglo American Platinum Ltd	3,021	179,749
AngloGold Ashanti Ltd	29,090	521,429
AngloGold Ashanti Ltd ADR	28,685	510,880
Aspen Pharmacare Holdings Ltd	20,705	147,787
Assore Ltd	2,766	72,028
AVI Ltd	2,587	16,780
Bid Corp Ltd	17,223	375,045
Capitec Bank Holdings Ltd	1,956	180,357
Clicks Group Ltd	18,496	269,581
Discovery Ltd	29,980	317,823
Exxaro Resources Ltd	23,120	283,112
FirstRand Ltd	176,782	861,012
Gold Fields Ltd	1,019	5,539
Gold Fields Ltd ADR	111,818	604,935
Impala Platinum Holdings Ltd *	11,328	56,137
Investec Ltd	22,992	149,561
Kumba Iron Ore Ltd	5,245	185,942
Life Healthcare Group Holdings Ltd	117,725	187,993
Mr Price Group Ltd	16,127	227,115
MTN Group Ltd	122,874	929,147
MultiChoice Group Ltd *	9,570	91,025
Naspers Ltd ‘N’	9,083	2,198,541
Nedbank Group Ltd	28,161	506,563
Netcare Ltd	91,067	116,161
Old Mutual Ltd	23,983	36,108
Pick n Pay Stores Ltd	825	4,042
PSG Group Ltd	11,461	194,483
Sanlam Ltd	148,116	822,433
Sappi Ltd	60,170	234,486
Sasol Ltd	7,829	194,671
Sasol Ltd ADR	12,973	322,379
Shoprite Holdings Ltd	16,287	182,046
Standard Bank Group Ltd	67,075	937,020
Steinhoff International Holdings NV *	111,485	10,290
The Bidvest Group Ltd	31,668	426,147
The Foschini Group Ltd	22,934	293,855
The SPAR Group Ltd	4,825	64,096
Tiger Brands Ltd	15,261	242,415
Vodacom Group Ltd	28,466	241,878
Woolworths Holdings Ltd	92,826	321,649

		14,455,947

South Korea - 15.7%

Amorepacific Corp	697	99,566
AMOREPACIFIC Group	495	26,762
BGF retail Co Ltd	381	69,624
BNK Financial Group Inc	18,501	120,076
Celltrion Inc *	2,200	392,107
Celltrion Pharm Inc *	598	24,935
Cheil Worldwide Inc	4,358	110,965
CJ CheilJedang Corp	484	124,542
CJ Corp	1,580	138,404
CJ ENM Co Ltd	668	102,465
CJ Logistics Corp *	314	36,628
Com2uSCorp	437	38,500
Cosmax Inc	346	32,739
Daelim Industrial Co Ltd	2,208	220,190
Daewoo Engineering & Construction Co Ltd *	16,726	71,701
Daewoo Shipbuilding & Marine Engineering Co Ltd *	2,790	79,101

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-91

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Daewoong Pharmaceutical Co Ltd	114	$14,826
DB Insurance Co Ltd	6,797	349,077
DGB Financial Group Inc	9,040	63,847
Doosan Bobcat Inc *	2,356	74,290
Doosan Corp	450	39,223
Doosan Heavy Industries & Construction Co Ltd *	3,314	17,835
Doosan Infracore Co Ltd *	18,694	100,904
DoubleUGames Co Ltd	355	19,079
Douzone Bizon Co Ltd	1,222	66,008
E-MART Inc	1,393	168,855
Fila Korea Ltd	2,517	167,159
Grand Korea Leisure Co Ltd	1,775	31,527
Green Cross Corp	147	15,496
Green Cross Holdings Corp	1,544	29,040
GS Engineering & Construction Corp	5,495	192,309
GS Holdings Corp	6,782	301,071
GS Home Shopping Inc	112	16,694
GS Retail Co Ltd	1,455	49,578
Hana Financial Group Inc	18,920	613,241
Hanall Biopharma Co Ltd *	656	14,178
Hanjin Kal Corp	2,083	54,227
Hankook Tire & Technology Co Ltd	5,360	162,938
Hanmi Pharm Co Ltd	195	68,317
Hanmi Science Co Ltd	354	20,937
Hanon Systems	8,405	84,922
Hanssem Co Ltd	584	37,115
Hanwha Aerospace Co Ltd *	2,757	79,470
Hanwha Chemical Corp	5,693	112,183
Hanwha Corp	4,043	93,647
Hanwha Life Insurance Co Ltd	36,237	102,899
Hite Jinro Co Ltd	1,761	31,090
HLB Inc *	863	26,498
Hotel Shilla Co Ltd	1,825	153,598
Hugel Inc *	76	27,626
Hyosung Advanced Materials Corp *	217	22,498
Hyosung Chemical Corp	155	20,105
Hyosung Corp	738	46,477
Hyosung TNC Co Ltd	210	25,831
Hyundai Department Store Co Ltd	1,057	75,806
Hyundai Elevator Co Ltd *	523	41,167
Hyundai Engineering & Construction Co Ltd	3,092	143,768
Hyundai Glovis Co Ltd	570	79,572
Hyundai Greenfood Co Ltd	2,987	33,908
Hyundai Heavy Industries Holdings Co Ltd	505	141,886
Hyundai Home Shopping Network Corp	246	22,583
Hyundai Marine & Fire Insurance Co Ltd	8,196	202,013
Hyundai Merchant Marine Co Ltd *	9,418	30,241
Hyundai Mipo Dockyard Co Ltd	1,484	63,591
Hyundai Mobis Co Ltd *	1,632	332,966
Hyundai Motor Co	3,736	453,420
Hyundai Rotem Co Ltd *	1,349	24,654
Hyundai Steel Co	4,252	154,166
Iljin Materials Co Ltd *	622	20,185
Industrial Bank of Korea	18,213	221,743
Innocean Worldwide Inc	368	22,724
Kakao Corp	684	77,966
Kangwon Land Inc	2,643	69,241
KB Financial Group Inc	13,171	522,088
KCC Corp	405	96,701
KEPCO Plant Service & Engineering Co Ltd	572	15,493
Kia Motors Corp	6,994	266,813
KIWOOM Securities Co Ltd	1,047	74,187
Kolmar Korea Co Ltd	326	17,070
Kolon Industries Inc	816	30,222
Korea Aerospace Industries Ltd	2,070	64,584
Korea Electric Power Corp *	5,380	119,094
Korea Gas Corp	1,256	45,960
Korea Investment Holdings Co Ltd	3,212	224,811
Korea Shipbuilding & Offshore Engineering Co Ltd *	1,930	198,269

	Shares	Value
Korea Zinc Co Ltd	282	$116,311
Korean Air Lines Co Ltd	6,435	161,624
KT Corp ADR	3,094	38,273
KT&G Corp	2,433	207,621
Kumho Petrochemical Co Ltd	1,671	141,110
LG Chem Ltd	1,197	367,879
LG Corp	4,229	281,542
LG Display Co Ltd *	25,743	399,021
LG Display Co Ltd ADR *	2,409	18,670
LG Electronics Inc	9,068	623,934
LG Household & Health Care Ltd	336	382,692
LG Innotek Co Ltd	1,257	119,100
LG Uplus Corp	9,186	115,341
Lotte Chemical Corp	1,137	249,049
Lotte Chilsung Beverage Co Ltd	236	35,059
Lotte Confectionery Co Ltd	34	5,086
Lotte Corp *	1,461	55,751
LOTTE Fine Chemical Co Ltd	1,294	59,262
LOTTE Himart Co Ltd	402	15,242
Lotte Shopping Co Ltd	706	98,258
LS Corp	890	36,680
LS Industrial Systems Co Ltd	1,258	55,150
Macquarie Korea Infrastructure Fund	16,357	167,070
Mando Corp	2,945	75,299
Medy-Tox Inc	285	111,234
Meritz Financial Group Inc	4,599	58,375
Meritz Fire & Marine Insurance Co Ltd	5,935	106,400
Meritz Securities Co Ltd	26,857	124,750
Mirae Asset Daewoo Co Ltd	25,217	179,071
NAVER Corp	3,362	332,269
NCSoft Corp	604	249,861
Netmarble Corp * ~	279	27,323
NH Investment & Securities Co Ltd	9,719	122,335
NHN Corp *	477	31,934
NongShim Co Ltd	164	36,080
OCI Co Ltd	1,550	125,512
Orange Life Insurance Ltd ~	344	9,431
Orion Corp	307	24,613
Orion Holdings Corp	2,179	32,386
Ottogi Corp	58	34,398
Pan Ocean Co Ltd *	11,289	45,441
Paradise Co Ltd	1,340	18,964
Pearl Abyss Corp *	300	55,246
POSCO	1,596	338,807
POSCO ADR	4,824	255,961
POSCO Chemical Co Ltd	882	41,015
Posco International Corp	3,281	52,254
S-1 Corp	975	82,415
S-Oil Corp	1,269	92,168
Samsung Biologics Co Ltd * ~	307	85,207
Samsung C&T Corp	1,915	158,873
Samsung Card Co Ltd	1,641	54,290
Samsung Electro-Mechanics Co Ltd	2,166	184,295
Samsung Electronics Co Ltd	205,969	8,387,124
Samsung Engineering Co Ltd *	8,752	130,240
Samsung Fire & Marine Insurance Co Ltd	2,057	477,440
Samsung Heavy Industries Co Ltd *	16,180	114,518
Samsung Life Insurance Co Ltd	3,516	254,765
Samsung SDI Co Ltd	1,261	258,712
Samsung SDS Co Ltd	861	160,499
Samsung Securities Co Ltd	3,677	124,722
SFA Engineering Corp	1,015	35,536
Shinhan Financial Group Co Ltd	8,496	330,444
Shinsegae Inc	433	113,025
Shinsegae International Inc	109	20,139
SK Holdings Co Ltd	933	187,746
SK Hynix Inc	26,310	1,582,530
SK Innovation Co Ltd	3,096	426,752
SK Materials Co Ltd	345	44,290
SK Telecom Co Ltd	561	125,838
SKC Co Ltd	1,729	59,440

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-92

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Ssangyong Cement Industrial Co Ltd	5,177	$28,315
Taekwang Industrial Co Ltd	32	36,582
Woongjin Coway Co Ltd	2,308	154,713
Woori Financial Group Inc	34,150	415,596
Young Poong Corp	31	19,331
Youngone Corp	1,736	56,080
Yuhan Corp	390	82,623

		29,612,744

Spain - 0.0%

AmRest Holdings SE *	3,420	33,273

Taiwan - 14.3%

Accton Technology Corp	31,000	131,684
Acer Inc	197,789	122,934
Advantech Co Ltd	12,939	110,190
Airtac International Group	7,484	84,111
ASE Technology Holding Co Ltd	196,449	392,094
ASE Technology Holding Co Ltd ADR *	4,426	17,483
Asia Cement Corp	97,784	149,845
Asustek Computer Inc	30,667	220,122
AU Optronics Corp	637,000	190,839
AU Optronics Corp ADR	3,186	9,431
Catcher Technology Co Ltd	54,000	387,961
Cathay Financial Holding Co Ltd *	231,600	320,785
Chailease Holding Co Ltd	72,967	302,375
Chang Hwa Commercial Bank Ltd	261,564	176,496
Cheng Shin Rubber Industry Co Ltd	104,178	134,576
Chicony Electronics Co Ltd	40,959	100,964
China Airlines Ltd	356,436	112,877
China Development Financial Holding Corp *	617,834	188,588
China Life Insurance Co Ltd *	150,563	120,507
China Motor Corp	37,000	33,017
China Steel Corp	407,007	327,105
Chipbond Technology Corp	48,000	93,598
Chroma ATE Inc	17,000	75,835
Chunghwa Telecom Co Ltd	81,000	294,619
Chunghwa Telecom Co Ltd ADR	2,671	97,598
Compal Electronics Inc *	239,092	156,831
CTBC Financial Holding Co Ltd	539,094	370,687
CTCI Corp	42,000	62,563
Delta Electronics Inc	47,150	239,637
E Ink Holdings Inc	40,000	43,055
E.Sun Financial Holding Co Ltd	563,139	471,683
Eclat Textile Co Ltd	6,663	85,370
Eva Airways Corp	278,588	133,957
Evergreen Marine Corp Taiwan Ltd	113,264	45,434
Far Eastern International Bank	123,000	48,731
Far Eastern New Century Corp	214,965	232,248
Far EasTone Telecommunications Co Ltd	89,000	224,284
Feng Hsin Steel Co Ltd	9,000	18,231
Feng TAY Enterprise Co Ltd	13,396	104,640
First Financial Holding Co Ltd	335,647	246,543
Formosa Chemicals & Fibre Corp	105,446	350,394
Formosa Petrochemical Corp	34,000	121,418
Formosa Plastics Corp	70,292	259,423
Formosa Sumco Technology Corp	7,000	27,530
Formosa Taffeta Co Ltd	48,000	60,478
Foxconn Technology Co Ltd	54,144	110,095
Fubon Financial Holding Co Ltd	214,343	316,746
General Interface Solution Holding Ltd	18,000	58,963
Genius Electronic Optical Co Ltd	2,000	26,325
Giant Manufacturing Co Ltd	14,000	109,784
Globalwafers Co Ltd	12,000	122,083
Highwealth Construction Corp	57,700	91,905
Hiwin Technologies Corp	17,744	149,001
Hon Hai Precision Industry Co Ltd	242,256	604,408
Hotai Motor Co Ltd	11,000	180,266
Hua Nan Financial Holdings Co Ltd	216,387	145,327
Innolux Corp	829,390	196,107
Inventec Corp	199,000	158,202

	Shares	Value
King’s Town Bank Co Ltd	57,000	$62,065
Largan Precision Co Ltd	4,000	499,574
Lite-On Technology Corp	132,855	194,715
Macronix International	163,500	122,458
Makalot Industrial Co Ltd	9,000	60,896
MediaTek Inc	36,020	364,838
Mega Financial Holding Co Ltd	314,725	313,258
Merida Industry Co Ltd	5,000	29,551
Micro-Star International Co Ltd *	47,000	133,676
Nan Ya Plastics Corp	113,394	287,135
Nanya Technology Corp	100,162	208,240
Nien Made Enterprise Co Ltd	10,000	75,301
Novatek Microelectronics Corp	18,000	100,442
Parade Technologies Ltd	2,000	34,023
Pegatron Corp	142,090	246,337
Phison Electronics Corp	12,000	109,503
Pou Chen Corp	132,000	163,705
Powertech Technology Inc	93,300	228,646
Poya International Co Ltd	2,080	28,152
President Chain Store Corp	23,000	222,590
Qisda Corp	136,000	88,240
Quanta Computer Inc	108,000	210,219
Radiant Opto-Electronics Corp	25,000	84,015
Realtek Semiconductor Corp	13,300	97,958
Ruentex Development Co Ltd *	33,128	47,407
Ruentex Industries Ltd *	21,141	51,498
Shin Kong Financial Holding Co Ltd *	460,369	139,913
Simplo Technology Co Ltd	15,000	121,303
Sino-American Silicon Products Inc *	60,000	158,037
SinoPac Financial Holdings Co Ltd	503,641	211,715
Standard Foods Corp	21,884	42,782
Synnex Technology International Corp	69,850	87,847
TA Chen Stainless Pipe	60,000	87,761
Taichung Commercial Bank Co Ltd	146,105	58,832
Taishin Financial Holding Co Ltd	494,020	227,601
Taiwan Business Bank	238,157	104,810
Taiwan Cement Corp	323,062	478,906
Taiwan Cooperative Financial Holding Co Ltd	416,881	279,395
Taiwan FamilyMart Co Ltd	3,000	21,844
Taiwan Fertilizer Co Ltd	35,000	53,853
Taiwan Glass Industry Corp	87,123	34,145
Taiwan High Speed Rail Corp	55,000	80,967
Taiwan Mobile Co Ltd	70,400	277,661
Taiwan Secom Co Ltd	20,000	57,052
Taiwan Semiconductor Manufacturing Co Ltd	934,779	7,149,542
Taiwan Semiconductor Manufacturing Co Ltd ADR	9,186	359,816
Tatung Co Ltd *	93,000	56,237
TCI Co Ltd	4,298	59,064
Teco Electric and Machinery Co Ltd	129,000	94,816
Tripod Technology Corp	39,000	138,707
Uni-President Enterprises Corp	164,994	439,491
Unimicron Technology Corp	44,000	50,088
United Microelectronics Corp	1,164,000	524,453
Vanguard International Semiconductor Corp	57,000	120,026
Voltronic Power Technology Corp *	4,000	87,187
Walsin Lihwa Corp	178,000	84,511
Walsin Technology Corp	22,000	116,888
Wan Hai Lines Ltd	46,000	26,832
Win Semiconductors Corp	22,202	142,925
Winbond Electronics Corp	250,178	122,627
Wistron Corp	262,833	205,293
WPG Holdings Ltd	115,080	149,570
Yageo Corp *	21,465	183,374
Yuanta Financial Holding Co Ltd	618,169	371,593
Zhen Ding Technology Holding Ltd	49,000	156,762

		26,996,651

Thailand - 3.8%

Advanced Info Service PCL	40,200	283,333
Airports of Thailand PCL	126,900	304,281
B Grimm Power PCL	27,900	32,544

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-93

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Bangchak Corp PCL	27,300	$27,185
Bangkok Bank PCL NVDR	6,100	39,205
Bangkok Dusit Medical Services PCL ‘F’	177,200	150,280
Bangkok Expressway & Metro PCL	386,100	143,576
Bangkok Life Assurance PCL	18,480	16,277
Bangkok Life Assurance PCL NVDR	12,100	10,658
Banpu PCL	301,550	147,656
Banpu Power PCL	27,800	19,503
Berli Jucker PCL	61,900	101,996
BTS Group Holdings PCL	237,300	92,822
Bumrungrad Hospital PCL	20,800	114,643
Carabao Group PCL	11,800	28,307
Central Pattana PCL	47,500	116,211
Central Plaza Hotel PCL	49,000	56,720
Charoen Pokphand Foods PCL	241,000	222,096
CP ALL PCL	204,700	574,551
Delta Electronics Thailand PCL	8,600	19,069
Electricity Generating PCL	7,300	77,398
Energy Absolute PCL	47,100	85,663
Global Power Synergy PCL	21,900	50,182
Home Product Center PCL	209,659	119,705
Indorama Ventures PCL	116,400	178,537
Intouch Holdings PCL NVDR	19,600	40,120
IRPC PCL	756,100	123,448
Jasmine International PCL	130,000	30,574
Kasikornbank PCL	15,500	95,837
Kasikornbank PCL NVDR	32,300	198,111
Kiatnakin Bank PCL	25,700	58,269
Krung Thai Bank PCL	213,675	135,910
Krungthai Card PCL	34,000	47,990
Land & Houses PCL	186,280	67,470
Land & Houses PCL NVDR	112,300	40,675
Minor International PCL	63,280	84,602
MK Restaurants Group PCL	25,200	60,648
Muangthai Capital PCL	40,600	74,861
Pruksa Holding PCL	44,600	30,982
PTT Exploration & Production PCL	65,241	288,051
PTT Global Chemical PCL	154,100	321,906
PTT PCL	499,400	795,228
Ratch Group PCL	25,700	55,960
Robinson PCL	32,400	59,498
Siam City Cement PCL	4,648	36,379
Siam Global House PCL	87,701	50,636
Srisawad Corp PCL	55,158	101,277
Star Petroleum Refining PCL	165,700	54,657
Thai Oil PCL	67,100	145,749
Thai Union Group PCL ‘F’	146,700	87,572
Thanachart Capital PCL	33,900	61,373
The Siam Cement PCL	16,900	259,004
The Siam Commercial Bank PCL	40,800	185,601
Tisco Financial Group PCL	28,000	85,405
TMB Bank PCL	932,100	59,594
TOA Paint Thailand PCL	33,300	39,624
Total Access Communication PCL	70,100	121,107
TPI Polene Power PCL	67,000	13,331
True Corp PCL	974,432	182,701
TTW PCL	48,400	22,411
VGI Global Media PCL	102,100	30,000
WHA Corp PCL	211,800	32,746

		7,191,705

Turkey - 0.9%

Akbank T.A.S. *	128,166	151,686
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,124	27,905
Arcelik AS *	8,479	28,441
Aselsan Elektronik Sanayi Ve Ticaret AS	5,724	17,755
BIM Birlesik Magazalar AS	9,693	133,330
Coca-Cola Icecek AS	5,966	30,742
Enka Insaat ve Sanayi AS	34,982	33,021
Eregli Demir ve Celik Fabrikalari TAS	93,841	127,455
Ford Otomotiv Sanayi AS	3,164	34,130

	Shares	Value
KOC Holding AS	17,618	$53,168
Koza Altin Isletmeleri AS *	2,903	26,468
Petkim Petrokimya Holding AS *	57,062	39,984
Soda Sanayii AS	22,628	24,853
TAV Havalimanlari Holding AS	12,618	58,766
Tekfen Holding AS	12,823	57,408
Tofas Turk Otomobil Fabrikasi AS	6,770	22,535
Tupras Turkiye Petrol Rafinerileri AS	5,542	109,926
Turk Hava Yollari AO *	50,366	111,928
Turk Telekomunikasyon AS *	33,335	28,630
Turkcell Iletisim Hizmetleri AS	55,457	122,444
Turkcell Iletisim Hizmetleri AS ADR	4,700	25,756
Turkiye Garanti Bankasi AS *	90,430	142,000
Turkiye Halk Bankasi AS *	44,303	43,866
Turkiye Is Bankasi AS ‘C’ *	69,458	72,436
Turkiye Sise ve Cam Fabrikalari AS	34,015	30,465
Turkiye Vakiflar Bankasi TAO ‘D’ *	61,569	44,479
Yapi ve Kredi Bankasi AS *	61,212	25,445

		1,625,022

United Kingdom - 0.1%

Mondi Ltd	6,855	154,114

United States - 0.2%

JBS SA	73,140	404,180

Total Common Stocks (Cost $165,479,818)		182,147,497

TOTAL INVESTMENTS - 99.4% (Cost $169,295,243)		187,245,417

OTHER ASSETS & LIABILITIES, NET - 0.6%		1,170,884

NET ASSETS - 100.0%		$188,416,301

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	25.9%
Technology	14.6%
Communications	11.0%
Consumer, Non-Cyclical	10.1%
Consumer, Cyclical	9.8%
Basic Materials	8.5%
Industrial	8.1%
Energy	8.0%
Others (each less than 3.0%)	3.4%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	As of June 30, 2019, the Fund’s composition by country of risk as a percentage of net assets was as follows:

China	16.7%
South Korea	15.7%
Taiwan	14.3%
India	13.7%
Brazil	8.2%
South Africa	7.7%
Thailand	3.8%
Mexico	3.6%
Others (each less than 3.0%)	15.7%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-94

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(c)

Investments with the total aggregate value of $50,414 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$2,756	$2,756	$-	$-
	Preferred Stocks
	Brazil	4,495,350	4,495,350	-	-
	Chile	215,949	215,949	-	-
	Colombia	376,339	376,339	-	-
	South Korea	7,526	-	-	7,526

	Total Preferred Stocks	5,095,164	5,087,638	-	7,526

	Common Stocks
	Brazil	10,976,892	10,976,892	-	-
	Chile	2,110,487	2,110,487	-	-
	China	31,482,900	5,859,513	25,621,613	1,774
	Colombia	720,192	720,192	-	-
	Czech Republic	421,590	34,822	386,768	-
	Egypt	220,338	330	220,008	-
	Greece	591,634	252,692	338,942	-
	Hong Kong	871,847	-	842,564	29,283
	Hungary	802,115	39,579	762,536	-
	India	25,795,192	745,862	25,029,973	19,357
	Indonesia	5,227,516	372,411	4,855,105	-
	Malaysia	5,501,439	262,791	5,238,648	-
	Mexico	6,710,700	6,710,700	-	-
	Peru	515,986	515,986	-	-
	Philippines	2,962,016	858,944	2,103,072	-
	Poland	2,920,535	317,225	2,603,310	-
	Romania	99,063	99,063	-	-
	Russia	3,743,419	632,438	3,110,981	-
	South Africa	14,455,947	2,511,266	11,944,681	-
	South Korea	29,612,744	2,180,597	27,432,147	-
	Spain	33,273	-	33,273	-
	Taiwan	26,996,651	906,227	26,090,424	-
	Thailand	7,191,705	259,004	6,932,701	-
	Turkey	1,625,022	211,844	1,413,178	-
	United Kingdom	154,114	-	154,114	-
	United States	404,180	404,180	-	-

	Total Common Stocks	182,147,497	36,983,045	145,114,038	50,414

	Total	$187,245,417	$42,073,439	$145,114,038	$57,940

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-95

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%

ACS Actividades de Construccion y Servicios SA Exp 07/29/19 *	10,057	$15,782
Repsol SA Exp 07/24/19 *	47,453	26,321

		42,103

Total Rights (Cost $43,485)		42,103

PREFERRED STOCKS - 0.6%

Germany - 0.6%

Bayerische Motoren Werke AG	2,606	161,471
Fuchs Petrolub SE	3,881	152,369
Henkel AG & Co KGaA	3,860	377,583
Porsche Automobil Holding SE	6,318	409,308
Sartorius AG	1,767	362,384
Schaeffler AG	7,314	54,330
Volkswagen AG	8,214	1,383,547

		2,900,992

Total Preferred Stocks (Cost $3,381,925)		2,900,992

COMMON STOCKS - 98.5%

Australia - 7.1%

Afterpay Touch Group Ltd *	3,352	59,397
AGL Energy Ltd	19,378	272,522
ALS Ltd	19,562	101,058
Altium Ltd	4,875	117,679
Alumina Ltd	73,693	120,963
AMP Ltd	209,737	312,861
Ansell Ltd	2,846	53,738
APA Group >>	29,912	226,832
Aristocrat Leisure Ltd	18,442	398,645
ASX Ltd	2,849	165,062
Atlas Arteria Ltd >>	26,907	148,364
Aurizon Holdings Ltd	115,968	440,234
AusNet Services	91,640	120,769
Australia & New Zealand Banking Group Ltd	64,528	1,280,838
Bank of Queensland Ltd	21,118	141,411
Beach Energy Ltd	135,102	190,009
Bendigo & Adelaide Bank Ltd	30,263	246,325
BHP Group Ltd	92,267	2,682,067
BHP Group Ltd ADR	7,678	446,169
BHP Group PLC	22,625	578,620
BHP Group PLC ADR	20,110	1,027,822
BlueScope Steel Ltd	42,081	357,813
Boral Ltd	69,280	249,852
Brambles Ltd	52,335	473,977
Caltex Australia Ltd	18,624	324,192
Challenger Ltd	30,642	143,026
CIMIC Group Ltd	4,087	128,517
Cleanaway Waste Management Ltd	89,068	145,979
Coca-Cola Amatil Ltd	34,503	247,698
Cochlear Ltd	2,285	332,686
Coles Group Ltd *	38,910	365,331
Commonwealth Bank of Australia	48,310	2,811,087
Computershare Ltd	17,558	200,244
Crown Resorts Ltd	17,744	155,090
CSL Ltd	14,477	2,192,162
Domino’s Pizza Enterprises Ltd	3,047	80,526
Downer EDI Ltd	46,681	227,076
Evolution Mining Ltd	86,203	264,195

	Shares	Value
Flight Centre Travel Group Ltd	2,774	$80,920
Fortescue Metals Group Ltd	97,842	622,234
Harvey Norman Holdings Ltd	31,468	90,048
IDP Education Ltd	6,604	82,116
Iluka Resources Ltd	18,272	138,732
Incitec Pivot Ltd	109,118	261,520
Insurance Australia Group Ltd	67,666	392,866
Lendlease Group >>	24,393	222,901
Macquarie Group Ltd	9,632	849,600
Magellan Financial Group Ltd	6,497	233,246
Medibank Pvt Ltd	107,506	263,788
National Australia Bank Ltd	73,572	1,381,982
Newcrest Mining Ltd	18,104	406,728
Northern Star Resources Ltd	40,927	335,758
Oil Search Ltd	54,005	269,314
Orica Ltd	16,293	232,144
Origin Energy Ltd	70,744	363,773
Orora Ltd	84,219	191,837
Qantas Airways Ltd	41,954	159,211
QBE Insurance Group Ltd	51,435	427,896
Qube Holdings Ltd	68,279	145,908
Ramsay Health Care Ltd	5,567	282,628
REA Group Ltd	2,211	149,360
Reece Ltd	5,654	38,761
Rio Tinto Ltd	12,072	883,975
Rio Tinto PLC	309	19,125
Rio Tinto PLC ADR	35,357	2,204,155
Santos Ltd	112,221	560,268
SEEK Ltd	18,719	278,619
Seven Group Holdings Ltd	3,529	45,987
Sonic Healthcare Ltd	9,938	189,358
South32 Ltd	155,653	348,918
South32 Ltd ADR	15,908	176,738
Spark Infrastructure Group >>	47,921	81,789
Suncorp Group Ltd	52,555	497,674
Sydney Airport >>	23,355	131,944
Tabcorp Holdings Ltd	93,001	290,573
Telstra Corp Ltd	133,066	359,824
The Star Entertainment Group Ltd	54,751	158,534
TPG Telecom Ltd	28,229	127,760
Transurban Group >>	60,902	630,604
Treasury Wine Estates Ltd	18,062	189,696
Wesfarmers Ltd	33,268	845,679
Westpac Banking Corp	78,062	1,555,795
Westpac Banking Corp ADR	6,518	129,904
Whitehaven Coal Ltd	70,270	181,076
WiseTech Global Ltd	3,438	67,280
Woodside Petroleum Ltd	29,465	755,735
Woolworths Group Ltd	38,796	905,933
WorleyParsons Ltd	21,169	220,058

		37,291,108

Austria - 0.3%

Erste Group Bank AG *	10,083	373,919
OMV AG	5,336	260,102
Raiffeisen Bank International AG	14,504	340,564
Verbund AG	1,349	70,668
voestalpine AG	9,214	284,849

		1,330,102

Belgium - 1.0%

Ageas	8,696	452,542
Anheuser-Busch InBev SA/NV	24,891	2,202,614
Anheuser-Busch InBev SA/NV ADR	1,610	142,501
Colruyt SA	3,153	183,044
Galapagos NV *	813	105,002
KBC Group NV	9,539	626,000
Proximus SADP	12,630	373,277
Solvay SA	3,950	410,210
Telenet Group Holding NV	2,064	115,011

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-96

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
UCB SA	5,291	$439,098
Umicore SA	4,487	143,995

		5,193,294

Cambodia - 0.0%

NagaCorp Ltd	142,000	174,654

Canada - 8.8%

Agnico Eagle Mines Ltd	6,270	321,349
Air Canada *	4,500	136,387
Algonquin Power & Utilities Corp	14,659	177,648
Alimentation Couche-Tard Inc ‘B’	13,808	868,938
AltaGas Ltd	12,179	184,236
ARC Resources Ltd	2,861	14,004
Atco Ltd ‘I’	3,796	127,949
Aurora Cannabis Inc *	22,514	176,392
B2Gold Corp *	66,553	202,269
Bank of Montreal	22,991	1,734,974
Barrick Gold Corp	18,464	261,695
Barrick Gold Corp (TSE)	19,550	308,578
BCE Inc	5,405	245,909
BlackBerry Ltd *	24,302	181,179
Bombardier Inc ‘B’ *	82,400	138,429
Brookfield Asset Management Inc ‘A’	15,847	758,075
CAE Inc	13,229	355,621
Cameco Corp	11,421	122,447
Cameco Corp (NYSE)	11,761	126,195
Canada Goose Holdings Inc *	1,000	38,708
Canadian Imperial Bank of Commerce	12,478	980,714
Canadian National Railway Co	23,658	2,188,331
Canadian Natural Resources Ltd	35,813	965,877
Canadian Natural Resources Ltd (TSE)	14,827	399,787
Canadian Pacific Railway Ltd	1,116	262,844
Canadian Pacific Railway Ltd (NYSE)	3,515	826,869
Canadian Tire Corp Ltd ‘A’	2,843	309,755
Canadian Utilities Ltd ‘A’	3,732	105,330
Canopy Growth Corp *	3,200	129,192
CCL Industries Inc ‘B’	6,000	294,238
Cenovus Energy Inc	43,514	383,791
CGI Inc *	8,126	624,081
CI Financial Corp	15,300	249,324
Cogeco Communications Inc	1,100	79,110
Constellation Software Inc	684	644,670
Cronos Group Inc *	4,450	71,394
Dollarama Inc	10,569	371,818
Element Fleet Management Corp	11,200	81,762
Emera Inc	1,500	61,292
Empire Co Ltd ‘A’	8,744	220,211
Enbridge Inc	43,216	1,559,808
Encana Corp	74,029	379,882
Encana Corp (NYSE)	21,092	108,202
Fairfax Financial Holdings Ltd	1,357	666,050
Finning International Inc	10,195	185,831
First Capital Realty Inc	9,800	163,589
FirstService Corp	600	57,730
Fortis Inc	10,778	425,589
Franco-Nevada Corp	3,746	317,959
Genworth MI Canada Inc	2,500	79,111
George Weston Ltd	4,156	315,362
Gildan Activewear Inc	7,081	273,950
Great-West Lifeco Inc	8,528	196,342
Husky Energy Inc	26,933	255,232
Hydro One Ltd ~	9,800	170,923
iA Financial Corp Inc *	7,993	325,567
IGM Financial Inc	2,600	74,235
Imperial Oil Ltd	8,640	239,139
Intact Financial Corp	3,250	300,344
Inter Pipeline Ltd	21,652	336,796
Keyera Corp	11,365	292,467
Kinross Gold Corp *	102,137	394,649
Kirkland Lake Gold Ltd	8,606	370,777

	Shares	Value
Linamar Corp	3,222	$120,264
Loblaw Cos Ltd	6,159	315,346
Magna International Inc	25,518	1,268,412
Manulife Financial Corp	45,248	822,513
Maple Leaf Foods Inc	3,961	86,748
Methanex Corp	4,527	205,709
Metro Inc	6,382	239,480
National Bank of Canada	20,758	986,106
Northland Power Inc	8,300	161,620
Nutrien Ltd	13,223	707,004
Onex Corp	2,600	156,828
Open Text Corp	9,256	381,402
Parkland Fuel Corp	9,200	291,902
Pembina Pipeline Corp	9,452	351,786
PrairieSky Royalty Ltd	10,152	142,642
Quebecor Inc ‘B’	8,565	203,995
Restaurant Brands International Inc	7,428	516,565
Ritchie Bros Auctioneers Inc	2,601	86,434
Rogers Communications Inc ‘B’ (NYSE)	8,089	432,923
Rogers Communications Inc ‘B’ (TSE)	3,531	189,014
Royal Bank of Canada	42,228	3,353,920
Saputo Inc	6,200	185,590
Seven Generations Energy Ltd ‘A’ *	7,165	35,126
Shaw Communications Inc ‘B’ (NYSE)	13,056	266,081
Shaw Communications Inc ‘B’ (TSE)	5,578	113,813
Shopify Inc ‘A’ *	1,554	466,433
SNC-Lavalin Group Inc	6,527	131,980
Spin Master Corp * ~	1,300	37,594
Stantec Inc	4,283	102,706
Sun Life Financial Inc	13,643	564,528
Suncor Energy Inc	13,376	417,250
Suncor Energy Inc (NYSE)	47,019	1,465,112
TC Energy Corp	17,664	874,960
Teck Resources Ltd ‘B’ (NYSE)	40,972	944,814
Teck Resources Ltd ‘B’ (TSE)	1,037	23,930
TELUS Corp	4,800	177,441
TFI International Inc	4,341	131,369
The Bank of Nova Scotia	32,771	1,772,592
The Stars Group Inc *	8,601	146,810
The Toronto-Dominion Bank	45,596	2,662,034
Thomson Reuters Corp	3,153	203,391
TMX Group Ltd	2,900	201,741
Toromont Industries Ltd	4,046	191,772
Tourmaline Oil Corp	16,805	214,049
Vermilion Energy Inc	7,450	161,860
West Fraser Timber Co Ltd	6,006	273,803
Wheaton Precious Metals Corp	10,850	262,382
WSP Global Inc	3,082	169,662

		46,440,342

Chile - 0.1%

Antofagasta PLC	23,881	282,085
Lundin Mining Corp	42,490	233,938

		516,023

China - 0.1%

BOC Hong Kong Holdings Ltd	95,500	375,998
Yangzijiang Shipbuilding Holdings Ltd	55,700	63,106

		439,104

Colombia - 0.0%

Millicom International Cellular SA SDR	4,543	255,732

Denmark - 1.6%

AP Moller - Maersk AS ‘A’	111	129,088
AP Moller - Maersk AS ‘B’	139	172,960
Bakkafrost P/F	1,531	85,500
Carlsberg AS ‘B’	2,387	316,748
Chr Hansen Holding AS	3,789	356,564
Coloplast AS ‘B’	3,854	435,651
Danske Bank AS	22,664	359,072

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-97

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Demant A/S *	6,094	$189,676
DSV AS	6,294	619,770
Genmab AS *	2,426	446,087
GN Store Nord AS	7,983	373,185
H Lundbeck AS	3,975	157,447
ISS AS	8,079	244,251
Novo Nordisk AS ‘B’	48,370	2,470,604
Novo Nordisk AS ADR	9,411	480,338
Novozymes AS ‘B’	9,189	428,454
Orsted AS ~	4,522	391,194
Rockwool International AS ‘A’	50	11,485
Rockwool International AS ‘B’	411	105,148
The Drilling Co of 1972 AS *	500	38,847
Tryg AS	4,658	151,573
Vestas Wind Systems AS	6,719	582,092

		8,545,734

Finland - 1.1%

Elisa OYJ	7,126	347,699
Fortum OYJ	23,467	518,659
Kesko OYJ ‘A’	1,594	85,371
Kesko OYJ ‘B’	3,589	199,645
Kone OYJ ‘B’	11,444	675,806
Neste OYJ	17,115	581,866
Nokia OYJ	20,544	102,514
Nokia OYJ (OMXH)	97,683	486,539
Nordea Bank Abp	67,584	490,740
Sampo OYJ ‘A’	13,704	646,889
Stora Enso OYJ ‘R’	39,101	460,128
UPM-Kymmene OYJ	39,681	1,055,794
Wartsila OYJ Abp	25,633	372,186

		6,023,836

France - 9.6%

Accor SA	6,871	294,941
Aeroports de Paris	1,553	274,000
Air Liquide SA	12,736	1,781,364
Airbus SE	17,215	2,436,294
Alstom SA	7,588	351,708
Amundi SA ~	2,366	165,194
Arkema SA	6,368	591,998
Atos SE	5,548	463,519
AXA SA	42,743	1,122,504
BioMerieux	2,510	207,975
BNP Paribas SA	24,912	1,180,960
Bollore SA	42,614	188,031
Bouygues SA	15,597	577,603
Bureau Veritas SA	11,874	293,084
Capgemini SE	6,950	864,115
Carrefour SA	36,573	706,150
Cie de Saint-Gobain	26,705	1,042,824
Cie Generale des Etablissements Michelin SCA	11,295	1,428,156
CNP Assurances	8,514	193,254
Credit Agricole SA	27,430	327,314
Danone SA	17,439	1,476,599
Dassault Aviation SA	112	160,977
Dassault Systemes SE	2,619	417,744
Edenred	9,383	478,200
Eiffage SA	7,597	750,807
Electricite de France SA	25,393	320,151
Engie SA	48,535	735,960
EssilorLuxottica SA	5,705	743,486
Faurecia SA	6,928	321,334
Getlink SE	18,949	303,534
Hermes International	904	651,692
Iliad SA	2,406	270,188
Ipsen SA	1,326	180,861
JCDecaux SA	3,616	109,497
Kering SA	2,253	1,329,772
L’Oreal SA	6,070	1,725,871

	Shares	Value
Legrand SA	9,196	$672,309
LVMH Moet Hennessy Louis Vuitton SE	9,044	3,844,834
Natixis SA	41,769	168,186
Orange SA	75,916	1,197,431
Orange SA ADR	5,000	78,600
Orpea	2,853	344,134
Pernod Ricard SA	3,824	704,291
Peugeot SA	50,132	1,233,871
Publicis Groupe SA	13,146	693,857
Remy Cointreau SA	795	114,627
Renault SA	9,684	608,836
Rubis SCA	3,219	181,244
Safran SA	8,379	1,225,779
Sanofi	23,116	1,997,738
Sartorius Stedim Biotech	1,140	179,759
Schneider Electric SE	14,755	1,335,075
SCOR SE	9,166	401,827
SEB SA	1,577	283,706
Societe Generale SA	34,861	879,870
Sodexo SA	3,372	394,166
Suez	15,614	225,307
Teleperformance	3,317	664,584
Thales SA	4,046	499,770
TOTAL SA	84,750	4,753,946
Ubisoft Entertainment SA *	3,845	300,712
Valeo SA	20,575	669,838
Veolia Environnement SA	13,766	335,207
Vinci SA	16,799	1,715,608
Vivendi SA	21,215	582,196
Worldline SA * ~	1,543	112,106

		50,867,075

Germany - 7.0%

1&1 Drillisch AG	2,201	73,440
adidas AG	5,461	1,689,470
Allianz SE	9,500	2,291,173
Aroundtown SA	25,949	214,084
Axel Springer SE	3,183	224,221
BASF SE	32,698	2,378,754
Bayer AG	20,143	1,397,124
Bayerische Motoren Werke AG	12,661	935,868
Beiersdorf AG	2,506	300,485
Brenntag AG	11,780	578,015
Carl Zeiss Meditec AG	1,312	129,403
Commerzbank AG	46,542	334,233
Continental AG	6,684	973,317
Covestro AG ~	13,877	706,472
Daimler AG	34,735	1,937,234
Delivery Hero SE * ~	2,326	105,583
Deutsche Bank AG	85,345	655,983
Deutsche Boerse AG	6,129	865,231
Deutsche Lufthansa AG	23,883	409,493
Deutsche Post AG	31,105	1,023,255
Deutsche Telekom AG	112,229	1,944,327
Deutsche Wohnen SE	8,559	313,628
E.ON SE	90,005	976,565
Evonik Industries AG	11,409	332,434
Fielmann AG	1,320	95,598
Fraport AG Frankfurt Airport Services Worldwide	2,977	256,246
Fresenius Medical Care AG & Co KGaA	12,655	993,837
Fresenius SE & Co KGaA	14,664	796,255
FUCHS PETROLUB SE	1,746	62,155
GEA Group AG	6,018	170,794
Hannover Rueck SE	2,473	399,868
HeidelbergCement AG	6,404	518,246
Hella GmbH & Co KGaA	2,175	107,170
Henkel AG & Co KGaA	2,890	265,612
HOCHTIEF AG	1,631	198,622
Infineon Technologies AG	42,494	755,105
Innogy SE	4,999	214,016

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-98

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
KION Group AG	6,341	$401,010
LANXESS AG	2,901	172,289
LEG Immobilien AG	2,758	311,055
Merck KGaA	3,109	324,739
METRO AG	18,488	337,826
MTU Aero Engines AG	2,476	590,552
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,320	832,183
Nemetschek SE	2,523	151,993
Puma SE	3,800	253,425
Rational AG	153	105,447
RWE AG	19,277	475,671
SAP SE	18,072	2,477,524
SAP SE ADR	1,291	176,609
Siemens AG	15,094	1,797,021
Symrise AG	4,116	396,330
Talanx AG *	3,304	143,177
Telefonica Deutschland Holding AG	50,038	139,799
thyssenkrupp AG	18,900	275,954
TUI AG	17,007	166,985
Uniper SE	8,951	271,232
United Internet AG	9,653	318,029
Volkswagen AG	1,609	275,986
Vonovia SE	11,114	530,914
Wirecard AG	2,667	450,233
Zalando SE * ~	3,165	140,136

		37,139,435

Hong Kong - 3.0%

AIA Group Ltd	326,200	3,522,601
ASM Pacific Technology Ltd	25,000	256,310
Cathay Pacific Airways Ltd	51,000	76,217
Chow Tai Fook Jewellery Group Ltd	51,600	56,136
CK Asset Holdings Ltd	61,280	480,072
CK Hutchison Holdings Ltd	63,280	624,178
CK Infrastructure Holdings Ltd	27,000	220,058
CLP Holdings Ltd	44,000	484,871
Dairy Farm International Holdings Ltd	14,900	106,503
Guoco Group Ltd	1,000	15,624
Hang Lung Group Ltd	49,000	136,007
Hang Lung Properties Ltd	106,000	252,175
Hang Seng Bank Ltd	27,100	674,532
Henderson Land Development Co Ltd	40,977	225,919
HK Electric Investments & HK Electric Investments Ltd >>	72,500	74,248
HKT Trust & HKT Ltd >>	249,000	395,253
Hong Kong & China Gas Co Ltd	233,839	518,399
Hong Kong Exchanges & Clearing Ltd	39,210	1,385,685
Hongkong Land Holdings Ltd	31,300	201,751
Hysan Development Co Ltd	29,000	149,847
Kerry Properties Ltd	38,000	159,620
Melco International Development Ltd	33,000	73,022
Melco Resorts & Entertainment Ltd ADR	5,670	123,152
MTR Corp Ltd	41,090	276,776
New World Development Co Ltd	400,678	626,728
NWS Holdings Ltd	77,533	159,467
PCCW Ltd	466,000	268,918
Power Assets Holdings Ltd	34,000	244,597
Shangri-La Asia Ltd	68,666	86,476
Sino Land Co Ltd	142,661	239,253
Sun Hung Kai Properties Ltd	36,492	619,089
Swire Pacific Ltd ‘A’	27,500	337,899
Swire Pacific Ltd ‘B’	70,000	132,781
Swire Properties Ltd	35,000	141,495
Techtronic Industries Co Ltd	54,000	413,685
The Bank of East Asia Ltd	62,163	173,833
The Wharf Holdings Ltd	65,000	172,272
Vitasoy International Holdings Ltd	38,000	182,741
WH Group Ltd ~	592,500	601,028
Wharf Real Estate Investment Co Ltd	29,000	204,375
Wheelock & Co Ltd	37,000	265,682

	Shares	Value
Xinyi Glass Holdings Ltd	184,000	$193,283
Yue Yuen Industrial Holdings Ltd	84,000	230,397

		15,782,955

Ireland - 0.7%

AIB Group PLC	38,774	158,547
Bank of Ireland Group PLC	50,406	263,705
CRH PLC	1,776	58,053
CRH PLC ADR	30,147	987,314
Flutter Entertainment PLC	3,549	266,913
Glanbia PLC	8,940	145,358
James Hardie Industries PLC	14,694	193,434
Kerry Group PLC ‘A’	4,802	573,337
Kingspan Group PLC	9,042	491,052
Smurfit Kappa Group PLC	13,640	413,325

		3,551,038

Israel - 0.5%

Airport City Ltd *	1,204	22,141
Amot Investments Ltd	1,664	11,065
Azrieli Group Ltd	1,598	107,230
Bank Hapoalim BM	41,260	306,406
Bank Leumi Le-Israel BM	68,380	494,254
Bezeq The Israeli Telecommunication Corp Ltd	72,852	55,180
Delek Group Ltd	297	51,089
Elbit Systems Ltd	906	135,177
First International Bank Of Israel Ltd *	3,303	83,444
Israel Chemicals Ltd	27,171	142,945
Israel Discount Bank Ltd ‘A’	75,662	308,504
Melisron Ltd	708	38,170
Mizrahi Tefahot Bank Ltd	7,186	165,998
Nice Ltd ADR *	1,765	241,805
Strauss Group Ltd	2,446	70,420
Teva Pharmaceutical Industries Ltd *	920	8,433
Teva Pharmaceutical Industries Ltd ADR *	20,244	186,852

		2,429,113

Italy - 1.9%

A2A SPA	92,106	159,889
Assicurazioni Generali SPA	43,438	817,832
Atlantia SPA	11,542	300,973
Davide Campari-Milano SPA	14,342	140,504
DiaSorin SPA	702	81,553
Enel SPA	225,239	1,571,211
Eni SPA	83,732	1,392,239
Eni SPA ADR	5,807	191,805
Ferrari NV	4,043	655,530
FinecoBank Banca Fineco SPA	25,902	288,949
Hera SPA	13,971	53,439
Intesa Sanpaolo SPA	325,358	696,527
Leonardo SPA	19,747	250,521
Mediobanca Banca di Credito Finanziario SPA	35,922	370,420
Moncler SPA	8,283	355,020
Pirelli & C SPA ~	17,590	103,831
Poste Italiane SPA ~	20,018	210,944
PRADA SPA	28,800	89,053
Recordati SPA	2,349	97,907
Snam SPA	67,038	333,502
Telecom Italia SPA *	640,080	349,455
Telecom Italia SPA ADR *	2,600	14,378
Terna Rete Elettrica Nazionale SPA	43,405	276,560
UniCredit SPA	75,700	931,779
UnipolSai Assicurazioni SPA	49,670	127,624

		9,861,445

Japan - 22.6%

ABC-Mart Inc	900	58,695
Acom Co Ltd	14,000	50,522
Advantest Corp	7,800	214,741
Aeon Co Ltd	22,400	385,491
Aeon Delight Co Ltd	400	11,845

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-99

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
AEON Financial Service Co Ltd	9,200	$148,487
Aeon Mall Co Ltd	2,370	35,711
AGC Inc	12,700	439,952
Aica Kogyo Co Ltd	2,000	67,038
Ain Holdings Inc	1,300	75,688
Air Water Inc	13,600	233,490
Aisin Seiki Co Ltd	8,400	289,759
Ajinomoto Co Inc	9,700	168,283
Alfresa Holdings Corp	4,200	103,871
Alps Alpine Co Ltd	15,000	254,034
Amada Holdings Co Ltd	19,500	220,413
Amano Corp	2,500	69,188
ANA Holdings Inc	3,300	109,383
Anritsu Corp	5,900	102,881
Aozora Bank Ltd	6,000	144,268
Ariake Japan Co Ltd	700	44,291
AS One Corp	600	49,920
Asahi Group Holdings Ltd	11,300	508,711
Asahi Intecc Co Ltd	6,800	168,090
Asahi Kasei Corp	43,300	462,901
Asics Corp	6,400	69,505
Astellas Pharma Inc	49,300	702,563
Azbil Corp	5,400	132,230
Bandai Namco Holdings Inc	7,400	359,082
Benefit One Inc	3,600	62,294
Benesse Holdings Inc	2,400	56,010
Bic Camera Inc	4,900	48,166
Bridgestone Corp	20,300	800,813
Brother Industries Ltd	17,300	327,686
Calbee Inc	2,100	56,717
Canon Inc	20,800	609,088
Canon Inc ADR	2,882	84,356
Canon Marketing Japan Inc	2,600	56,881
Capcom Co Ltd	4,700	94,613
Casio Computer Co Ltd	9,400	117,199
Central Japan Railway Co	3,800	761,930
Chubu Electric Power Co Inc	13,600	191,044
Chugai Pharmaceutical Co Ltd	4,400	288,168
Citizen Watch Co Ltd	16,500	84,903
Coca-Cola Bottlers Japan Holdings Inc	6,375	161,696
COMSYS Holdings Corp	4,000	101,645
Concordia Financial Group Ltd	55,000	205,269
Cosmo Energy Holdings Co Ltd	5,200	117,849
Cosmos Pharmaceutical Corp	600	102,015
Credit Saison Co Ltd	10,300	120,883
CyberAgent Inc	4,200	153,057
Dai Nippon Printing Co Ltd	10,800	230,658
Dai-ichi Life Holdings Inc	24,800	375,217
Daicel Corp	15,400	137,244
Daido Steel Co Ltd	2,500	95,101
Daifuku Co Ltd	3,400	192,043
Daiichi Sankyo Co Ltd	9,400	492,988
Daiichikosho Co Ltd	2,600	121,283
Daikin Industries Ltd	7,300	955,854
Daio Paper Corp	5,500	64,803
Daito Trust Construction Co Ltd	2,600	331,581
Daiwa House Industry Co Ltd	23,200	677,920
Daiwa Securities Group Inc	66,700	292,842
DeNA Co Ltd	7,500	143,794
Denka Co Ltd	7,700	229,150
Denso Corp	11,800	497,560
Dentsu Inc	7,700	269,296
DIC Corp	7,600	201,239
Disco Corp	1,200	198,019
DMG Mori Co Ltd	4,300	69,271
Dowa Holdings Co Ltd	3,200	102,863
East Japan Railway Co	8,700	814,700
Ebara Corp	5,600	152,650
Eisai Co Ltd	4,400	249,375
Electric Power Development Co Ltd	4,800	109,230
en-japan Inc	1,200	46,969

	Shares	Value
Ezaki Glico Co Ltd	1,700	$75,787
FamilyMart UNY Holdings Co Ltd	4,868	116,221
Fancl Corp	1,800	44,524
FANUC Corp	3,800	706,088
Fast Retailing Co Ltd	1,700	1,029,007
FP Corp	1,100	67,329
Fuji Electric Co Ltd	7,400	256,460
Fuji Kyuko Co Ltd	500	18,052
Fuji Oil Holdings Inc	3,400	102,564
Fuji Seal International Inc	2,100	64,369
FUJIFILM Holdings Corp	8,300	421,389
Fujitsu Ltd	8,500	594,033
Fukuoka Financial Group Inc	6,600	120,868
Fukuyama Transporting Co Ltd	1,500	54,379
Furukawa Electric Co Ltd	6,700	197,134
Glory Ltd	3,200	84,687
GMO internet Inc	2,600	47,266
GMO Payment Gateway Inc	1,400	96,751
Goldwin Inc	400	50,284
GS Yuasa Corp	3,600	69,606
GungHo Online Entertainment Inc	1,570	43,600
Hakuhodo DY Holdings Inc	10,000	168,907
Hamamatsu Photonics KK	3,000	117,201
Hankyu Hanshin Holdings Inc	8,800	315,764
Harmonic Drive Systems Inc	2,800	108,735
Haseko Corp	24,000	243,497
Heiwa Corp	2,800	57,601
Hikari Tsushin Inc	700	152,927
Hino Motors Ltd	15,100	127,447
Hirose Electric Co Ltd	756	84,595
HIS Co Ltd	2,500	62,320
Hisamitsu Pharmaceutical Co Inc	1,300	51,520
Hitachi Capital Corp	5,600	124,776
Hitachi Chemical Co Ltd	4,300	117,199
Hitachi Construction Machinery Co Ltd	7,800	204,061
Hitachi High-Technologies Corp	2,000	102,818
Hitachi Ltd	27,200	1,000,762
Hitachi Ltd ADR	1,124	82,704
Hitachi Metals Ltd	13,300	150,818
Hitachi Transport System Ltd	3,200	104,099
Hokuriku Electric Power Co *	3,400	24,686
Honda Motor Co Ltd	44,399	1,148,104
Honda Motor Co Ltd ADR	6,220	160,725
Horiba Ltd	2,900	150,458
Hoshizaki Corp	1,100	82,028
House Foods Group Inc	2,500	93,975
Hoya Corp	12,150	933,778
Hulic Co Ltd	10,300	82,922
Ibiden Co Ltd	5,900	103,663
Idemitsu Kosan Co Ltd	15,080	456,094
IHI Corp	11,200	270,761
Iida Group Holdings Co Ltd	8,000	129,519
Infomart Corp	2,800	43,885
Inpex Corp	29,100	263,743
Isetan Mitsukoshi Holdings Ltd	20,000	162,352
Isuzu Motors Ltd	29,800	340,348
Ito En Ltd	2,500	116,675
ITOCHU Corp	29,700	568,964
Itochu Techno-Solutions Corp	2,600	66,841
Itoham Yonekyu Holdings Inc	7,400	50,490
Iwatani Corp	2,900	100,763
Izumi Co Ltd	2,000	80,988
J Front Retailing Co Ltd	11,700	134,413
Japan Airlines Co Ltd	4,500	143,621
Japan Airport Terminal Co Ltd	1,600	68,430
Japan Exchange Group Inc	17,300	275,534
Japan Post Holdings Co Ltd	32,100	363,533
Japan Tobacco Inc	32,100	707,602
JFE Holdings Inc	21,800	321,001
JGC Corp	7,000	95,767
JSR Corp	9,600	152,067

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-100

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
JTEKT Corp	19,200	$233,457
Justsystems Corp	1,800	58,571
JXTG Holdings Inc	140,650	700,986
K’s Holdings Corp	8,800	83,093
Kagome Co Ltd	2,300	53,540
Kajima Corp	26,266	361,274
Kakaku.com Inc	4,800	92,834
Kaken Pharmaceutical Co Ltd	1,600	75,043
Kamigumi Co Ltd	6,300	149,396
Kandenko Co Ltd	4,800	40,188
Kaneka Corp	3,800	143,270
Kansai Paint Co Ltd	5,300	111,385
Kao Corp	15,800	1,205,608
Kawasaki Heavy Industries Ltd	12,000	283,010
KDDI Corp	59,500	1,514,077
Keihan Holdings Co Ltd	2,800	122,163
Keikyu Corp	7,600	131,045
Keio Corp	3,000	197,710
Keisei Electric Railway Co Ltd	4,100	149,547
Kewpie Corp	3,800	83,999
Keyence Corp	2,380	1,467,799
Kikkoman Corp	3,000	130,819
Kinden Corp	7,700	118,184
Kintetsu Group Holdings Co Ltd	5,600	268,477
Kirin Holdings Co Ltd	27,600	595,953
Kobayashi Pharmaceutical Co Ltd	1,400	100,442
Kobe Bussan Co Ltd	1,600	77,773
Kobe Steel Ltd	23,000	150,965
Koito Manufacturing Co Ltd	4,400	235,472
Kokuyo Co Ltd	3,300	46,292
Komatsu Ltd	31,000	752,612
Konami Holdings Corp	3,400	159,932
Konica Minolta Inc	32,800	319,589
Kose Corp	1,200	202,538
Kubota Corp	24,100	402,627
Kuraray Co Ltd	21,600	258,751
Kurita Water Industries Ltd	6,300	156,963
Kusuri no Aoki Holdings Co Ltd	500	35,202
Kyocera Corp	7,200	471,770
Kyoritsu Maintenance Co Ltd	1,100	51,505
Kyowa Exeo Corp	4,200	104,809
Kyowa Hakko Kirin Co Ltd	4,000	72,174
Kyudenko Corp	3,400	102,380
Kyushu Electric Power Co Inc	13,900	136,558
Kyushu Financial Group Inc	16,500	65,399
Kyushu Railway Co	4,700	137,112
Lasertec Corp	2,000	79,320
Lawson Inc	2,500	120,104
LINE Corp *	1,300	36,563
Lion Corp	5,000	93,276
LIXIL Group Corp	14,800	234,773
M3 Inc	16,000	293,614
Mabuchi Motor Co Ltd	2,100	72,046
Maeda Corp	10,200	81,917
Maeda Road Construction Co Ltd	2,600	54,817
Makita Corp	6,300	215,098
Mani Inc	400	25,740
Marubeni Corp	34,600	229,666
Maruha Nichiro Corp	2,100	61,711
Marui Group Co Ltd	7,500	152,948
Maruichi Steel Tube Ltd	3,200	89,054
Matsui Securities Co Ltd	3,100	29,281
Matsumotokiyoshi Holdings Co Ltd	3,700	108,680
Mazda Motor Corp	25,200	260,855
McDonald’s Holdings Co Japan Ltd	2,200	97,063
Mebuki Financial Group Inc	43,360	113,305
Medipal Holdings Corp	6,500	143,770
MEIJI Holdings Co Ltd	4,000	286,004
MINEBEA MITSUMI Inc	18,100	308,380
MISUMI Group Inc	6,800	171,406
Mitsubishi Chemical Holdings Corp	49,900	349,365

	Shares	Value
Mitsubishi Corp	29,600	$782,191
Mitsubishi Electric Corp	53,600	708,596
Mitsubishi Estate Co Ltd	24,000	447,299
Mitsubishi Gas Chemical Co Inc	7,900	105,666
Mitsubishi Heavy Industries Ltd	7,400	322,729
Mitsubishi Logistics Corp	3,500	96,393
Mitsubishi Materials Corp	6,200	176,630
Mitsubishi Motors Corp	43,000	206,533
Mitsubishi Tanabe Pharma Corp	8,200	91,255
Mitsubishi UFJ Financial Group Inc	250,900	1,195,030
Mitsubishi UFJ Financial Group Inc ADR	11,059	52,530
Mitsubishi UFJ Lease & Finance Co Ltd	42,600	226,374
Mitsui & Co Ltd	30,800	502,745
Mitsui & Co Ltd ADR	300	97,881
Mitsui Chemicals Inc	12,100	300,618
Mitsui Fudosan Co Ltd	19,500	473,932
Mitsui OSK Lines Ltd	7,900	189,703
Miura Co Ltd	2,800	86,787
Mixi Inc	5,000	100,411
Mizuho Financial Group Inc	434,000	631,090
Mizuho Financial Group Inc ADR	59,032	170,012
Mochida Pharmaceutical Co Ltd	500	21,318
MonotaRO Co Ltd	5,400	132,280
Morinaga & Co Ltd	2,100	102,420
Morinaga Milk Industry Co Ltd	600	23,758
MS&AD Insurance Group Holdings Inc	11,300	359,186
Murata Manufacturing Co Ltd	15,000	675,311
Nabtesco Corp	4,500	125,716
Nagase & Co Ltd	5,100	76,668
Nagoya Railroad Co Ltd	5,000	138,470
Nakanishi Inc	2,400	44,132
Nankai Electric Railway Co Ltd	4,200	102,282
NEC Corp	14,400	568,239
NET One Systems Co Ltd	4,200	116,147
Nexon Co Ltd *	11,600	169,472
NGK Insulators Ltd	12,200	178,416
NGK Spark Plug Co Ltd	10,300	193,778
NH Foods Ltd	4,700	201,512
NHK Spring Co Ltd	17,200	132,965
Nichirei Corp	5,200	123,454
Nidec Corp	5,700	782,809
Nidec Corp ADR	2,071	70,973
Nifco Inc	6,800	168,839
Nihon Kohden Corp	2,500	67,929
Nihon M&A Center Inc	4,200	101,169
Nihon Unisys Ltd	2,300	77,372
Nikon Corp	15,300	217,560
Nintendo Co Ltd	2,000	733,797
Nippo Corp	3,000	59,208
Nippon Electric Glass Co Ltd	5,700	144,872
Nippon Express Co Ltd	5,000	266,500
Nippon Kayaku Co Ltd	6,000	72,334
Nippon Paint Holdings Co Ltd	3,300	128,471
Nippon Paper Industries Co Ltd	6,000	106,402
Nippon Shinyaku Co Ltd	1,100	77,869
Nippon Shokubai Co Ltd	1,600	106,062
Nippon Steel Corp	18,663	321,191
Nippon Suisan Kaisha Ltd	26,100	161,990
Nippon Telegraph & Telephone Corp	18,400	857,250
Nippon Yusen KK	9,100	146,458
Nipro Corp	14,300	158,900
Nishi-Nippon Railroad Co Ltd	2,000	42,727
Nissan Chemical Corp	4,000	180,712
Nissan Motor Co Ltd	91,300	653,933
Nisshin Seifun Group Inc	4,440	101,404
Nissin Foods Holdings Co Ltd	1,800	116,103
Nitori Holdings Co Ltd	2,400	318,485
Nitto Denko Corp	8,600	425,670
Noevir Holdings Co Ltd	800	43,906
NOF Corp	3,300	123,308
NOK Corp	6,700	100,653

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-101

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Nomura Holdings Inc	63,400	$224,447
Nomura Holdings Inc ADR	14,971	53,147
Nomura Real Estate Holdings Inc	7,900	170,158
Nomura Research Institute Ltd	12,546	201,755
NS Solutions Corp	900	28,637
NSK Ltd	23,200	207,369
NTN Corp	4,200	12,519
NTT Data Corp	22,500	300,421
NTT DOCOMO Inc	43,400	1,012,605
Obayashi Corp	38,700	382,306
Obic Co Ltd	1,600	181,832
Odakyu Electric Railway Co Ltd	7,500	183,791
Oji Holdings Corp	50,400	291,947
OKUMA Corp	1,600	82,509
Olympus Corp	42,400	471,865
Omron Corp	4,800	251,741
Ono Pharmaceutical Co Ltd	8,200	147,434
Open House Co Ltd	2,000	82,219
Oracle Corp Japan	1,100	80,538
Orient Corp	20,800	22,244
Oriental Land Co Ltd	3,900	483,827
ORIX Corp	50,400	753,223
Osaka Gas Co Ltd	8,900	155,322
OSG Corp	3,700	73,174
Otsuka Corp	3,600	145,177
Otsuka Holdings Co Ltd	7,200	235,272
PALTAC Corp	800	44,078
Pan Pacific International Holdings Corp	2,900	184,381
Panasonic Corp	75,700	632,334
Panasonic Corp ADR	13,000	107,744
Park24 Co Ltd	4,900	114,403
PeptiDream Inc *	1,800	92,452
Persol Holdings Co Ltd	6,700	157,960
Pigeon Corp	4,400	177,434
Pilot Corp	1,400	54,335
Pola Orbis Holdings Inc	3,100	86,868
Rakuten Inc	36,400	435,167
Recruit Holdings Co Ltd	35,100	1,175,214
Relo Group Inc	4,000	101,018
Renesas Electronics Corp *	50,900	253,215
Rengo Co Ltd	12,800	103,053
Resona Holdings Inc	77,100	321,629
Ricoh Co Ltd	31,500	315,132
Rinnai Corp	1,400	89,182
Rohm Co Ltd	3,800	256,028
Rohto Pharmaceutical Co Ltd	3,300	89,847
Ryohin Keikaku Co Ltd	1,000	181,185
Sankyo Co Ltd	1,700	61,639
Sankyu Inc	3,700	194,810
Santen Pharmaceutical Co Ltd	12,400	206,152
Sanwa Holdings Corp	11,800	127,188
Sapporo Holdings Ltd	5,100	107,501
Sawai Pharmaceutical Co Ltd	2,700	146,140
SBI Holdings Inc	9,320	231,492
SCREEN Holdings Co Ltd	4,000	166,548
SCSK Corp	2,100	103,517
Secom Co Ltd	4,500	387,764
Sega Sammy Holdings Inc	6,800	82,788
Seibu Holdings Inc	15,200	253,744
Seiko Epson Corp	19,400	307,378
Seino Holdings Co Ltd	7,600	101,503
Sekisui Chemical Co Ltd	20,600	310,179
Sekisui House Ltd	18,900	311,408
Seria Co Ltd	1,900	43,948
Seven & i Holdings Co Ltd	26,100	884,304
Seven Bank Ltd	42,700	111,904
Sharp Corp	5,700	62,875
Shikoku Electric Power Co Inc	8,700	80,560
Shimadzu Corp	4,200	103,396
Shimamura Co Ltd	1,100	82,353
Shimano Inc	1,600	238,417

	Shares	Value
Shimizu Corp	23,500	$195,665
Shin-Etsu Chemical Co Ltd	7,700	720,426
Shinsei Bank Ltd	8,500	132,280
Shionogi & Co Ltd	5,500	317,806
Ship Healthcare Holdings Inc	2,200	95,174
Shiseido Co Ltd	12,100	915,204
SHO-BOND Holdings Co Ltd	1,000	35,308
Showa Denko KK	11,300	334,403
Skylark Holdings Co Ltd	5,400	94,372
SMC Corp	1,200	449,850
SMS Co Ltd	2,700	63,463
SoftBank Group Corp	64,000	3,082,580
Sohgo Security Services Co Ltd	2,700	124,800
Sojitz Corp	63,300	203,711
Sompo Holdings Inc	8,650	334,596
Sony Corp	28,100	1,476,654
Sony Corp ADR	12,142	636,119
Sony Financial Holdings Inc	3,300	79,415
Sotetsu Holdings Inc	4,300	118,659
Square Enix Holdings Co Ltd	2,400	77,117
Stanley Electric Co Ltd	8,500	209,585
Subaru Corp	17,300	421,206
Sugi Holdings Co Ltd	1,100	52,097
SUMCO Corp	20,600	245,553
Sumitomo Bakelite Co Ltd	2,600	93,078
Sumitomo Chemical Co Ltd	98,800	460,047
Sumitomo Corp	25,500	387,296
Sumitomo Dainippon Pharma Co Ltd	6,300	119,937
Sumitomo Electric Industries Ltd	34,600	455,426
Sumitomo Forestry Co Ltd	9,500	114,196
Sumitomo Heavy Industries Ltd	7,700	266,019
Sumitomo Metal Mining Co Ltd	10,500	314,754
Sumitomo Mitsui Financial Group Inc	28,800	1,020,835
Sumitomo Mitsui Trust Holdings Inc	8,000	290,653
Sumitomo Osaka Cement Co Ltd	2,000	79,629
Sumitomo Realty & Development Co Ltd	7,600	271,888
Sumitomo Rubber Industries Ltd	20,700	239,753
Sundrug Co Ltd	4,300	116,619
Suntory Beverage & Food Ltd	3,500	152,187
Sushiro Global Holdings Ltd	900	53,778
Suzuken Co Ltd	1,600	94,022
Suzuki Motor Corp	11,100	522,212
Sysmex Corp	5,100	333,642
T&D Holdings Inc	25,300	275,353
Taiheiyo Cement Corp	9,000	273,246
Taisei Corp	11,000	400,692
Taisho Pharmaceutical Holdings Co Ltd	1,200	92,431
Taiyo Nippon Sanso Corp	8,200	174,585
Taiyo Yuden Co Ltd	11,900	223,368
Takara Holdings Inc	5,900	61,805
Takashimaya Co Ltd	7,500	82,309
Takeda Pharmaceutical Co Ltd	28,227	1,004,114
Takeda Pharmaceutical Co Ltd ADR *	10,348	183,160
TDK Corp	6,400	498,521
TechnoPro Holdings Inc	2,000	106,763
Teijin Ltd	19,100	326,315
Terumo Corp	18,800	561,621
The Bank of Kyoto Ltd	3,300	127,941
The Chiba Bank Ltd	31,000	151,806
The Chugoku Bank Ltd	7,900	69,767
The Chugoku Electric Power Co Inc	6,300	79,448
The Gunma Bank Ltd	16,000	56,128
The Hachijuni Bank Ltd	19,000	77,591
The Hiroshima Bank Ltd	16,300	78,690
The Iyo Bank Ltd	14,100	71,338
The Kansai Electric Power Co Inc	19,000	217,804
The Shizuoka Bank Ltd	25,000	184,617
The Yokohama Rubber Co Ltd	13,100	241,195
THK Co Ltd	8,500	204,455
TIS Inc	3,300	168,642
Tobu Railway Co Ltd	6,100	178,025

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-102

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Toda Corp	10,000	$55,441
Toei Co Ltd	400	55,731
Toho Co Ltd	3,400	144,854
Toho Gas Co Ltd	2,600	95,868
Toho Holdings Co Ltd	1,900	42,633
Tohoku Electric Power Co Inc	15,100	152,795
Tokai Carbon Co Ltd	14,900	156,419
Tokai Rika Co Ltd	2,900	47,934
Tokio Marine Holdings Inc	15,200	762,665
Tokuyama Corp	5,800	157,323
Tokyo Broadcasting System Holdings Inc	2,400	41,063
Tokyo Century Corp	3,300	139,647
Tokyo Electric Power Co Holdings Inc *	42,500	221,980
Tokyo Electron Ltd	5,000	702,777
Tokyo Gas Co Ltd	8,600	202,719
Tokyo Tatemono Co Ltd	13,400	149,178
Tokyu Corp	11,200	198,853
Tokyu Fudosan Holdings Corp	43,900	242,952
Toppan Printing Co Ltd	11,500	174,872
Toray Industries Inc	36,000	273,509
Toshiba Corp	3,400	105,994
Toshiba Plant Systems & Services Corp	2,500	47,074
Tosoh Corp	18,600	262,352
TOTO Ltd	4,000	158,409
Toyo Seikan Group Holdings Ltd	6,800	135,203
Toyo Suisan Kaisha Ltd	2,000	82,438
Toyo Tire Corp	11,100	146,355
Toyoda Gosei Co Ltd	7,400	144,621
Toyota Boshoku Corp	7,000	92,038
Toyota Industries Corp	3,300	182,004
Toyota Motor Corp	75,832	4,706,424
Toyota Motor Corp ADR	3,076	381,393
Toyota Tsusho Corp	5,900	179,223
Trend Micro Inc	4,600	205,546
TS Tech Co Ltd	3,200	87,408
Tsumura & Co	3,400	95,019
Tsuruha Holdings Inc	1,300	120,566
TV Asahi Holdings Corp	2,100	33,937
Ube Industries Ltd	10,500	218,451
Unicharm Corp	12,900	388,916
Universal Entertainment Corp	1,200	35,935
USS Co Ltd	8,500	167,918
Wacoal Holdings Corp	1,300	33,779
Welcia Holdings Co Ltd	1,600	65,279
West Japan Railway Co	4,400	356,116
Yahoo Japan Corp	80,900	237,971
Yakult Honsha Co Ltd	2,300	135,743
Yamada Denki Co Ltd	32,600	144,277
Yamaguchi Financial Group Inc	10,000	68,435
Yamaha Corp	2,500	118,994
Yamaha Motor Co Ltd	22,400	399,255
Yamato Holdings Co Ltd	10,200	207,912
Yamato Kogyo Co Ltd	1,600	46,810
Yamazaki Baking Co Ltd	5,600	84,788
Yaoko Co Ltd	700	31,727
Yaskawa Electric Corp	9,600	328,291
Yokogawa Electric Corp	6,100	120,064
Zenkoku Hosho Co Ltd	3,400	130,751
Zensho Holdings Co Ltd	6,200	126,235
Zeon Corp	12,900	143,927
ZOZO Inc	7,400	138,875

		118,977,734

Jordan - 0.0%

Hikma Pharmaceuticals PLC	8,388	183,570

Luxembourg - 0.3%

ArcelorMittal	25,458	455,392
ArcelorMittal ‘NY’	5,534	99,778
Eurofins Scientific SE	717	316,384
RTL Group SA	2,604	133,279

	Shares	Value
SES SA	31,642	$494,727
Tenaris SA	3,865	50,692
Tenaris SA ADR	2,149	56,540

		1,606,792

Macau - 0.2%

Galaxy Entertainment Group Ltd	72,000	484,344
MGM China Holdings Ltd	39,600	67,273
Sands China Ltd	77,600	370,700
SJM Holdings Ltd	118,000	134,181
Wynn Macau Ltd	49,600	111,037

		1,167,535

Mexico - 0.0%

Fresnillo PLC	9,041	100,064

Mongolia - 0.0%

Turquoise Hill Resources Ltd *	42,897	53,394

Netherlands - 3.7%

ABN AMRO Group NV CVA ~	18,344	392,516
Aegon NV	35,542	176,553
Aegon NV ‘NY’	47,000	232,650
Akzo Nobel NV	7,873	739,828
ASML Holding NV	3,104	645,911
ASML Holding NV ‘NY’	7,824	1,626,844
ASR Nederland NV	9,373	380,838
GrandVision NV ~	2,742	63,699
Heineken NV	8,966	999,282
ING Groep NV	74,515	863,162
ING Groep NV ADR	8,664	100,242
Koninklijke Ahold Delhaize NV	69,376	1,557,470
Koninklijke DSM NV	6,987	862,087
Koninklijke KPN NV	187,331	575,255
Koninklijke Philips NV	8,679	377,328
Koninklijke Philips NV ‘NY’	15,668	682,811
Koninklijke Vopak NV	3,398	156,480
NN Group NV	13,794	554,503
OCI NV *	3,665	100,633
Randstad NV	9,302	510,520
Royal Dutch Shell PLC ‘A’	23,293	760,227
Royal Dutch Shell PLC ‘A’ ADR	47,972	3,121,538
Royal Dutch Shell PLC ‘B’	16,666	546,089
Royal Dutch Shell PLC ‘B’ ADR	40,335	2,651,623
Wolters Kluwer NV	10,737	781,131

		19,459,220

New Zealand - 0.4%

a2 Milk Co Ltd *	25,011	247,235
Air New Zealand Ltd	54,989	98,030
Auckland International Airport Ltd	26,636	176,337
Contact Energy Ltd	21,314	114,675
EBOS Group Ltd	6,349	98,765
Fisher & Paykel Healthcare Corp Ltd	18,508	192,530
Fletcher Building Ltd	34,287	111,724
Genesis Energy Ltd	5,624	13,119
Mainfreight Ltd	3,612	98,848
Mercury NZ Ltd	13,101	40,959
Meridian Energy Ltd	31,288	99,972
Port of Tauranga Ltd	20,172	85,955
Ryman Healthcare Ltd	12,512	98,818
SKYCITY Entertainment Group Ltd	22,001	56,050
Spark New Zealand Ltd	103,655	278,871
Vector Ltd	20,849	52,959
Xero Ltd *	1,385	58,470
Z Energy Ltd	25,100	106,633

		2,029,950

Norway - 0.8%

Adevinta ASA ‘A’ *	1,590	17,670
Adevinta ASA ‘B’ *	2,209	24,342

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-103

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Aker ASA ‘A’	1,077	$62,078
Aker BP ASA	3,524	101,636
Austevoll Seafood ASA	9,474	99,579
DNB ASA	25,322	471,841
Entra ASA ~	3,228	49,613
Equinor ASA	43,525	863,421
Gjensidige Forsikring ASA	5,515	111,155
Leroy Seafood Group ASA	15,000	99,374
Mowi ASA *	14,039	328,497
Norsk Hydro ASA	74,389	266,442
Orkla ASA	21,051	186,826
Salmar ASA	2,511	109,311
Schibsted ASA ‘A’	1,590	43,919
Schibsted ASA ‘B’	2,209	57,592
SpareBank 1 SR-Bank ASA	8,749	106,660
Storebrand ASA	27,558	202,827
Telenor ASA	24,394	518,280
TGS NOPEC Geophysical Co ASA	6,760	190,228
Tomra Systems ASA	4,331	142,553
Yara International ASA	4,387	213,124

		4,266,968

Portugal - 0.1%

EDP - Energias de Portugal SA	72,181	274,319
Galp Energia SGPS SA	22,318	343,234
Jeronimo Martins SGPS SA	10,789	173,910

		791,463

Russia - 0.0%

Evraz PLC	11,523	97,569

Singapore - 1.2%

BOC Aviation Ltd ~	21,100	176,826
CapitaLand Ltd	114,100	297,941
City Developments Ltd	25,300	177,225
ComfortDelGro Corp Ltd	84,531	166,238
DBS Group Holdings Ltd	45,304	870,292
Genting Singapore Ltd	227,300	154,645
Golden Agri-Resources Ltd	342,000	73,425
Great Eastern Holdings Ltd	2,000	37,779
Jardine Cycle & Carriage Ltd	4,522	121,178
Keppel Corp Ltd	70,000	344,917
Olam International Ltd	32,100	46,779
Oversea-Chinese Banking Corp Ltd	88,321	745,005
SATS Ltd	40,200	155,105
Sembcorp Industries Ltd	65,200	116,211
Singapore Airlines Ltd	44,900	307,671
Singapore Exchange Ltd	36,600	214,422
Singapore Press Holdings Ltd	24,400	44,011
Singapore Technologies Engineering Ltd	68,100	208,575
Singapore Telecommunications Ltd	251,200	650,185
United Overseas Bank Ltd	35,981	695,589
UOL Group Ltd	28,700	160,321
Venture Corp Ltd	16,100	194,386
Wilmar International Ltd	49,000	134,135

		6,092,861

South Africa - 0.3%

Anglo American PLC	50,771	1,450,446
Investec PLC	36,544	237,559

		1,688,005

Spain - 2.6%

Acciona SA	1,541	165,384
ACS Actividades de Construccion y Servicios SA	10,057	402,370
Aena SME SA ~	2,674	529,995
Amadeus IT Group SA	13,931	1,103,969
Banco Bilbao Vizcaya Argentaria SA	160,399	894,654
Banco de Sabadell SA	265,791	275,501
Banco Santander SA	440,905	2,043,441

	Shares	Value
Bankia SA	59,763	$141,160
Bankinter SA	31,765	218,957
CaixaBank SA (SIBE)	117,872	338,058
Cellnex Telecom SA * ~	11,298	417,952
EDP Renovaveis SA	9,060	92,925
Enagas SA	13,066	348,687
Endesa SA	11,264	289,716
Ferrovial SA	7,683	196,674
Grifols SA	11,199	331,418
Iberdrola SA	194,026	1,931,757
Industria de Diseno Textil SA	28,094	845,272
Mapfre SA	71,504	209,101
Naturgy Energy Group SA	12,157	335,033
Red Electrica Corp SA	13,344	277,930
Repsol SA	47,453	744,672
Siemens Gamesa Renewable Energy SA	8,132	135,161
Telefonica SA	122,704	1,009,032
Telefonica SA ADR	25,625	212,431

		13,491,250

Sweden - 2.6%

AAK AB	7,698	145,985
Alfa Laval AB	10,975	239,832
Assa Abloy AB ‘B’	16,811	379,301
Atlas Copco AB ‘A’	20,922	670,459
Atlas Copco AB ‘B’	14,220	408,831
Axfood AB	5,116	101,298
BillerudKorsnas AB	12,208	162,660
Boliden AB *	18,466	473,171
Castellum AB	8,259	158,033
Dometic Group AB ~	6,890	69,087
Electrolux AB ‘B’	15,175	388,989
Elekta AB ‘B’	11,816	171,766
Epiroc AB	38,690	396,015
Essity AB ‘A’	303	9,277
Essity AB ‘B’	16,012	492,584
Fabege AB	8,974	135,123
Fastighets AB Balder ‘B’ *	2,974	99,678
Getinge AB ‘B’	14,235	224,477
Hennes & Mauritz AB ‘B’	24,853	441,541
Hexagon AB ‘B’	6,266	348,412
Hexpol AB	13,173	107,460
Holmen AB ‘B’	6,351	135,675
Hufvudstaden AB ‘A’	6,211	105,705
Husqvarna AB ‘B’	24,623	230,583
ICA Gruppen AB	3,860	165,937
Indutrade AB	4,911	157,025
Intrum AB	5,042	129,607
Lifco AB ‘B’	2,159	119,834
Loomis AB ‘B’	4,696	161,439
Lundin Petroleum AB	4,805	149,708
Nibe Industrier AB ‘B’	9,447	138,367
Pandox AB	3,627	66,842
Peab AB	9,603	82,115
Saab AB ‘B’	4,026	131,123
Sagax AB ‘B’	1,089	10,262
Sandvik AB	36,984	679,620
Securitas AB ‘B’	14,287	250,773
Skandinaviska Enskilda Banken AB ‘A’	48,005	444,474
Skanska AB ‘B’	16,779	303,179
SKF AB ‘B’	22,953	422,549
SSAB AB ‘A’	13,264	46,313
SSAB AB ‘B’	23,085	70,428
Svenska Cellulosa AB SCA ‘A’	303	3,076
Svenska Cellulosa AB SCA ‘B’	29,158	253,654
Svenska Handelsbanken AB ‘A’	41,583	410,370
Sweco AB ‘B’	4,173	114,650
Swedbank AB ‘A’	23,129	348,192
Swedish Match AB	5,904	249,611
Swedish Orphan Biovitrum AB *	3,903	75,320
Tele2 AB ‘B’	25,132	367,058

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-104

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Telefonaktiebolaget LM Ericsson ‘A’	2,470	$23,386
Telefonaktiebolaget LM Ericsson ‘B’	50,686	481,098
Telefonaktiebolaget LM Ericsson ADR	4,153	39,453
Telia Co AB	98,767	437,865
Trelleborg AB ‘B’	14,599	207,540
Volvo AB ‘A’	10,757	170,556
Volvo AB ‘B’	59,980	953,063
Wallenstam AB ‘B’	4,592	48,558

		13,808,987

Switzerland - 8.1%

ABB Ltd	51,660	1,035,688
ABB Ltd ADR	10,841	217,145
Adecco Group AG	11,100	667,081
Alcon Inc *	10,422	643,765
Baloise Holding AG	2,613	462,780
Banque Cantonale Vaudoise	158	123,033
Barry Callebaut AG	146	293,028
Chocoladefabriken Lindt & Spruengli AG	4	325,343
Cie Financiere Richemont SA	10,941	929,728
Clariant AG	15,688	319,172
Coca-Cola HBC AG	8,243	311,380
Credit Suisse Group AG	59,069	707,007
Dufry AG	522	44,236
EMS-Chemie Holding AG	333	216,166
Flughafen Zurich AG	1,597	300,773
Geberit AG	1,053	492,200
Givaudan SA	282	796,518
Glencore PLC	425,643	1,473,117
Helvetia Holding AG	1,515	190,177
Julius Baer Group Ltd	11,543	514,288
Kuehne + Nagel International AG	1,969	292,469
LafargeHolcim Ltd (XVTX)	10,937	534,781
Logitech International SA	6,477	257,526
Lonza Group AG	3,302	1,114,731
Nestle SA	86,188	8,922,372
Novartis AG	55,762	5,090,611
Novartis AG ADR	3,503	319,859
Partners Group Holding AG	612	481,289
Roche Holding AG	22,441	6,309,331
Schindler Holding AG	830	181,449
SGS SA	184	468,990
Sika AG	4,771	815,090
Sonova Holding AG	1,602	364,613
STMicroelectronics NV	39,129	693,995
STMicroelectronics NV ‘NY’	2,700	47,574
Straumann Holding AG	326	288,079
Swiss Life Holding AG	1,496	741,696
Swiss Prime Site AG	3,141	274,321
Swiss Re AG	6,998	711,119
Swisscom AG	1,719	863,436
Temenos AG	3,132	560,797
The Swatch Group AG	1,347	386,135
The Swatch Group AG - Registered	2,209	119,710
UBS Group AG *	50,296	596,008
UBS Group AG (XVTX)	37,929	450,795
Vifor Pharma AG	2,184	315,671
Zurich Insurance Group AG	3,536	1,230,349

		42,495,421

United Arab Emirates - 0.0%

NMC Health PLC	4,009	122,658

United Kingdom - 12.3%

3i Group PLC	46,434	656,945
Admiral Group PLC	8,715	244,378
Amcor PLC	23,457	266,905
Ashtead Group PLC	20,765	594,945
Associated British Foods PLC	8,992	281,497
AstraZeneca PLC ADR	82,313	3,397,881
Auto Trader Group PLC ~	52,445	365,267

	Shares	Value
AVEVA Group PLC	1,553	$79,694
Aviva PLC	162,941	863,026
B&M European Value Retail SA	33,112	140,249
BAE Systems PLC	108,308	680,703
Barclays PLC	41,798	79,502
Barclays PLC ADR	84,771	645,107
Barratt Developments PLC	46,290	336,852
Bellway PLC	6,832	241,640
Berkeley Group Holdings PLC	9,815	465,166
BP PLC	45,205	314,932
BP PLC ADR	116,023	4,838,159
British American Tobacco PLC	25,244	881,417
British American Tobacco PLC ADR	25,125	876,109
BT Group PLC	272,833	682,173
BT Group PLC ADR	7,614	97,231
Bunzl PLC	11,064	291,935
Burberry Group PLC	15,458	366,388
Centrica PLC	224,811	250,611
Cineworld Group PLC	41,375	133,113
CNH Industrial NV	33,655	345,746
Coca-Cola European Partners PLC	9,414	523,993
Compass Group PLC	51,403	1,232,220
Croda International PLC	5,247	341,298
DCC PLC	4,051	361,395
Diageo PLC ADR	18,726	3,226,864
Direct Line Insurance Group PLC	109,423	461,248
DS Smith PLC	78,486	362,077
easyJet PLC	8,194	99,209
Experian PLC	30,254	916,380
Fiat Chrysler Automobiles NV	72,571	1,007,172
G4S PLC	17,490	46,272
GlaxoSmithKline PLC	1,836	36,802
GlaxoSmithKline PLC ADR	73,234	2,930,825
GVC Holdings PLC	21,983	182,226
Halma PLC	22,408	575,496
Hargreaves Lansdown PLC	11,352	277,366
Hiscox Ltd	9,418	202,347
HomeServe PLC	9,709	146,305
HSBC Holdings PLC	24,082	200,995
HSBC Holdings PLC ADR	85,351	3,562,551
Imperial Brands PLC	29,019	680,935
Informa PLC	41,111	435,976
InterContinental Hotels Group PLC	2,022	132,987
InterContinental Hotels Group PLC ADR	3,518	235,284
Intermediate Capital Group PLC	1,760	30,871
International Consolidated Airlines Group SA	40,150	243,416
Intertek Group PLC	5,159	360,666
ITV PLC	219,113	300,502
J Sainsbury PLC	83,112	206,533
JD Sports Fashion PLC	20,733	154,458
John Wood Group PLC	27,189	156,553
Johnson Matthey PLC	7,474	315,982
Just Eat PLC *	18,602	147,527
Kingfisher PLC	111,306	303,384
Legal & General Group PLC	202,350	693,253
Lloyds Banking Group PLC	1,645,224	1,181,630
London Stock Exchange Group PLC	10,668	743,393
Marks & Spencer Group PLC	116,331	311,036
Meggitt PLC	37,574	250,333
Melrose Industries PLC	189,878	436,484
Merlin Entertainments PLC ~	38,031	217,391
Micro Focus International PLC *	10,324	271,208
Mondi PLC	13,559	308,605
National Grid PLC	25,524	271,444
National Grid PLC ADR	9,217	490,160
Next PLC	4,473	313,230
Ocado Group PLC *	7,669	113,685
Pearson PLC	14,672	152,648
Pearson PLC ADR	15,054	155,959
Persimmon PLC	11,603	294,774
Phoenix Group Holdings PLC	29,822	268,944

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-105

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Prudential PLC	10,345	$225,841
Prudential PLC ADR	23,438	1,027,053
Reckitt Benckiser Group PLC	14,538	1,147,843
RELX PLC	37,392	904,762
RELX PLC ADR	21,073	514,392
Rentokil Initial PLC	80,214	404,975
Rightmove PLC	48,028	326,737
Rolls-Royce Holdings PLC *	56,507	603,660
Royal Bank of Scotland Group PLC	16,107	44,924
Royal Bank of Scotland Group PLC ADR	42,754	242,843
RSA Insurance Group PLC	44,280	324,508
Schroders PLC	2,688	104,276
Schroders PLC - Non-Voting	1,879	58,565
Severn Trent PLC	10,552	274,508
Smith & Nephew PLC	24,457	531,074
Smith & Nephew PLC ADR	2,966	129,140
Smiths Group PLC	16,216	322,635
Spirax-Sarco Engineering PLC	3,572	416,996
SSE PLC	44,952	640,716
St James’s Place PLC	18,338	256,043
Standard Chartered PLC	64,416	584,373
Standard Life Aberdeen PLC	104,289	390,203
Subsea 7 SA	14,359	173,622
Taylor Wimpey PLC	180,318	361,835
Tesco PLC	245,422	707,471
The Sage Group PLC	36,903	376,358
The Weir Group PLC	9,336	183,698
Travis Perkins PLC	3,909	63,223
Unilever NV ‘NY’	35,689	2,167,036
Unilever NV CVA	12,940	786,210
Unilever PLC	2,665	165,431
Unilever PLC ADR	31,825	1,972,195
United Utilities Group PLC	29,622	294,854
Vodafone Group PLC	669,692	1,097,666
Vodafone Group PLC ADR	4,856	79,298
Whitbread PLC	6,890	405,391
Wm Morrison Supermarkets PLC	115,377	295,326
WPP PLC	53,083	668,658
WPP PLC ADR	2,647	166,523

		64,730,725

United States - 0.4%

Bausch Health Cos Inc *	14,359	362,159
Burford Capital Ltd	2,698	53,267
Carnival PLC	1,157	50,918
Carnival PLC ADR	3,092	139,975
Ferguson PLC *	8,703	619,566
International Flavors & Fragrances Inc l	-	60
QIAGEN NV *	7,680	312,512
Samsonite International SA * ~	48,300	111,142
Waste Connections Inc	5,041	481,819

		2,131,418

	Shares	Value
Zambia - 0.1%

First Quantum Minerals Ltd	28,740	$273,014

Total Common Stocks (Cost $486,526,392)		519,409,588

TOTAL INVESTMENTS - 99.1% (Cost $489,951,802)		522,352,683

OTHER ASSETS & LIABILITIES, NET - 0.9%		4,913,684

NET ASSETS - 100.0%		$527,266,367

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	21.7%
Financial	19.7%
Industrial	14.1%
Consumer, Cyclical	13.7%
Basic Materials	8.8%
Energy	7.0%
Communications	6.2%
Technology	4.2%
Utilities	3.5%
Others (each less than 3.0%)	0.2%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(b)	As of June 30, 2019, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	22.6%
United Kingdom	12.3%
France	9.6%
Canada	8.8%
Switzerland	8.1%
Germany	7.6%
Australia	7.1%
Netherlands	3.7%
Others(each less than 3.0%)	19.3%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-106

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$42,103	$42,103	$-	$-
	Preferred Stocks	2,900,992	-	2,900,992	-
	Common Stocks
	Australia	37,291,108	3,984,788	33,306,320	-
	Austria	1,330,102	-	1,330,102	-
	Belgium	5,193,294	142,501	5,050,793	-
	Cambodia	174,654	-	174,654	-
	Canada	46,440,342	46,440,342	-	-
	Chile	516,023	233,938	282,085	-
	China	439,104	-	439,104	-
	Colombia	255,732	-	255,732	-
	Denmark	8,545,734	965,272	7,580,462	-
	Finland	6,023,836	632,715	5,391,121	-
	France	50,867,075	3,248,188	47,618,887	-
	Germany	37,139,435	1,207,419	35,932,016	-
	Hong Kong	15,782,955	592,653	15,190,302	-
	Ireland	3,551,038	2,477,163	1,073,875	-
	Israel	2,429,113	428,657	2,000,456	-
	Italy	9,861,445	206,183	9,655,262	-
	Japan	118,977,734	2,080,744	116,896,990	-
	Jordan	183,570	-	183,570	-
	Luxembourg	1,606,792	651,045	955,747	-
	Macau	1,167,535	-	1,167,535	-
	Mexico	100,064	-	100,064	-
	Mongolia	53,394	53,394	-	-
	Netherlands	19,459,220	8,415,708	11,043,512	-
	New Zealand	2,029,950	-	2,029,950	-
	Norway	4,266,968	99,604	4,167,364	-
	Portugal	791,463	-	791,463	-
	Russia	97,569	-	97,569	-
	Singapore	6,092,861	-	6,092,861	-
	South Africa	1,688,005	-	1,688,005	-
	Spain	13,491,250	305,356	13,185,894	-
	Sweden	13,808,987	205,390	13,603,597	-
	Switzerland	42,495,421	2,407,220	40,088,201	-
	United Arab Emirates	122,658	-	122,658	-
	United Kingdom	64,730,725	27,353,140	37,377,585	-
	United States	2,131,418	983,953	1,147,465	-
	Zambia	273,014	273,014	-	-

	Total Common Stocks	519,409,588	103,388,387	416,021,201	-

	Total	$522,352,683	$103,430,490	$418,922,193	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any on A-108

A-107

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2019 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2019. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the ‘Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 3C in Notes to Financial Statements).
l	Total shares owned by the Fund as of June 30, 2019 were less than one share.
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3) (See Note 3D in Notes to Financial Statements).

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
‘NY’	New York Shares
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk (See Note 4 in Notes to Financial Statements under Investments and Risks - Foreign and Emerging Markets Investments).

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Notes to Financial Statements

A-108

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2019 (Unaudited)

	PD 1-3 Year Corporate Bond Portfolio	PD Aggregate Bond Index Portfolio	PD High Yield Bond Market Portfolio	PD Large-Cap Growth Index Portfolio	PD Large-Cap Value Index Portfolio	PD Small-Cap Growth Index Portfolio
ASSETS
Investments, at value (excluding derivatives)	$230,641,973	$874,832,868	$346,814,844	$730,199,847	$752,171,874	$57,753,100
Repurchase agreements, at value	-	-	-	2,565,003	2,002,422	676,269
Cash	-	6	-	27,083	88,070	-
Cash (segregated for derivative investments)	-	-	-	133,000	128,000	33,000
Receivables:
Dividends and interest	1,932,861	5,377,114	5,717,707	446,562	1,122,187	24,112
Fund shares sold	35,355	40,284	20,637	-	-	-
Securities sold	527,514	2,813,815	134,813	96,453,447	102,840,355	12,647,102
Variation margin on futures contracts	-	-	-	-	-	12,418
Prepaid expenses and other assets	471	2,236	455	1,430	1,481	91
Total Assets	233,138,174	883,066,323	352,688,456	829,826,372	858,354,389	71,146,092
LIABILITIES
Payables:
Fund shares redeemed	-	-	-	15,256	349,501	53,528
Securities purchased	563,540	7,872,016	3,007,808	94,654,686	100,772,238	12,840,365
Due to custodian	-	-	-	-	-	107
Variation margin on futures contracts	-	-	-	19,104	67,883	-
Accrued advisory fees	31,146	101,549	51,813	76,297	78,095	6,474
Accrued support service expenses	3,807	14,592	5,585	12,045	12,411	927
Accrued custodian, and portfolio accounting and tax fees	34,545	144,456	55,278	34,585	36,715	14,712
Accrued shareholder report expenses	6,444	30,859	5,981	19,874	20,799	1,687
Accrued trustees’ fees and expenses and deferred compensation	3,325	16,099	3,745	10,173	11,118	1,502
Accrued other	6,269	18,856	6,161	33,901	34,880	4,149
Total Liabilities	649,076	8,198,427	3,136,371	94,875,921	101,383,640	12,923,451
NET ASSETS	$232,489,098	$874,867,896	$349,552,085	$734,950,451	$756,970,749	$58,222,641
NET ASSETS CONSIST OF:
Paid-in capital	$215,722,257	$730,222,422	$288,257,156	$285,067,922	$410,032,876	($10,258,791)
Undistributed/accumulated earnings (deficit)	16,766,841	144,645,474	61,294,929	449,882,529	346,937,873	68,481,432
NET ASSETS	$232,489,098	$874,867,896	$349,552,085	$734,950,451	$756,970,749	$58,222,641
Shares outstanding, $.001 par value (unlimited Class P shares authorized)	21,355,536	67,481,874	21,370,630	17,648,252	24,466,139	1,818,675
Net Asset Value Per Share	$10.89	$12.96	$16.36	$41.64	$30.94	$32.01

Investments, at cost (excluding derivatives)	$228,005,885	$850,815,435	$344,213,313	$469,394,785	$668,771,356	$51,930,444
Repurchase agreements, at cost	-	-	-	2,565,003	2,002,422	676,269

See Notes to Financial Statements

B-1

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2019 (Unaudited)

	PD Small-Cap Value Index Portfolio	PD Emerging Markets Portfolio	PD International Large-Cap Portfolio
ASSETS
Investments, at value (excluding derivatives)	$56,903,106	$187,245,417	$522,352,683
Repurchase agreements, at value	1,291,538	-	-
Cash (segregated for derivative investments)	61,400	-	-
Foreign currency held, at value	-	483,046	1,382,622
Receivables:
Dividends and interest	100,239	770,457	3,434,651
Fund shares sold	10,645	16,289	-
Securities sold	9,491,217	379,322	1,354,371
Variation margin on futures contracts	16,405	-	-
Prepaid expenses and other assets	188	440	1,227
Total Assets	67,874,738	188,894,971	528,525,554
LIABILITIES
Payables:
Fund shares redeemed	5,004	79,604	230,506
Securities purchased	10,258,270	85,271	608,717
Due to custodian	2,916	28,129	215,640
Accrued advisory fees	6,390	63,011	89,038
Accrued support service expenses	976	3,108	8,569
Accrued custodian, and portfolio accounting and tax fees	19,783	100,141	67,913
Accrued shareholder report expenses	3,326	6,133	16,813
Accrued trustees’ fees and expenses and deferred compensation	2,296	2,976	8,335
Accrued foreign capital gains tax	-	105,604	-
Accrued other	6,588	4,256	13,628
Other liabilities	-	437	28
Total Liabilities	10,305,549	478,670	1,259,187
NET ASSETS	$57,569,189	$188,416,301	$527,266,367
NET ASSETS CONSIST OF:
Paid-in capital	($27,398,159)	$149,345,986	$400,074,237
Undistributed/accumulated earnings (deficit)	84,967,348	39,070,315	127,192,130
NET ASSETS	$57,569,189	$188,416,301	$527,266,367
Shares outstanding, $.001 par value (unlimited Class P shares authorized)	2,283,546	10,759,365	28,064,893
Net Asset Value Per Share	$25.21	$17.51	$18.79

Investments, at cost	$58,777,466	$169,295,243	$489,951,802
Repurchase agreements, at cost	1,291,538	-	-
Foreign currency held, at cost	-	480,208	1,377,149

See Notes to Financial Statements

B-2

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2019 (Unaudited)

	PD 1-3 Year Corporate Bond Portfolio	PD Aggregate Bond Index Portfolio	PD High Yield Bond Market Portfolio	PD Large-Cap Growth Index Portfolio	PD Large-Cap Value Index Portfolio	PD Small-Cap Growth Index Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$-	$-	$-	$4,505,002	$9,438,621	$185,404
Interest, net of foreign taxes withheld	3,172,449	13,477,946	8,647,895	15,055	9,654	2,071
Total Investment Income	3,172,449	13,477,946	8,647,895	4,520,057	9,448,275	187,475

EXPENSES
Advisory fees	181,948	654,752	268,198	442,231	453,376	34,756
Support services expenses	7,129	30,078	8,885	22,196	22,818	1,588
Custodian fees and expenses	2,340	31,406	2,542	7,851	8,217	1,791
Portfolio accounting and tax fees	50,255	188,308	80,759	41,961	44,645	18,843
Shareholder report expenses	3,235	15,345	3,102	10,094	10,445	733
Legal and audit fees	4,025	19,109	3,848	12,459	12,890	856
Trustees’ fees and expenses	2,105	9,047	2,551	6,565	6,757	464
Interest expense	-	1,428	295	348	89	13
Licensing fee	-	-	-	28,974	30,685	2,218
Other	938	4,667	1,064	5,222	5,621	400
Total Expenses	251,975	954,140	371,244	577,901	595,543	61,662
NET INVESTMENT INCOME (LOSS)	2,920,474	12,523,806	8,276,651	3,942,156	8,852,732	125,813

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	(300,220)	(382,647)	(680,323)	44,227,552	35,334,233	678,066
Foreign currency transactions	-	-	-	-	4	-
Futures contract transactions	-	-	-	533,581	767,508	65,603
Net Realized Gain (Loss)	(300,220)	(382,647)	(680,323)	44,761,133	36,101,745	743,669

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	4,455,042	41,004,183	15,756,932	80,017,185	56,576,744	6,734,583
Foreign currencies	-	-	-	-	24	-
Futures contracts	-	-	-	145,811	132,554	29,754
Change in Net Unrealized Appreciation (Depreciation)	4,455,042	41,004,183	15,756,932	80,162,996	56,709,322	6,764,337
NET GAIN (LOSS)	4,154,822	40,621,536	15,076,609	124,924,129	92,811,067	7,508,006
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,075,296	$53,145,342	$23,353,260	$128,866,285	$101,663,799	$7,633,819

Foreign taxes withheld on dividends and interest	$-	$-	$1,907	$1,053	$7,698	$-

See Notes to Financial Statements

B-3

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2019 (Unaudited)

	PD Small-Cap Value Index Portfolio	PD Emerging Markets Portfolio	PD International Large-Cap Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$778,520	$2,635,860	$11,187,705
Interest, net of foreign taxes withheld	3,145	1,151	2,494
Total Investment Income	781,665	2,637,011	11,190,199

EXPENSES
Advisory fees	48,641	393,892	557,078
Support services expenses	2,288	6,159	17,262
Custodian fees and expenses	5,247	78,696	39,556
Portfolio accounting and tax fees	21,887	34,300	48,258
Shareholder report expenses	1,470	3,063	8,591
Legal and audit fees	1,742	3,783	10,648
Trustees’ fees and expenses	702	1,859	5,160
Interest expense	-	765	2,922
Licensing fee	5,198	-	-
Other	691	2,003	4,305
Total Expenses	87,866	524,520	693,780
NET INVESTMENT INCOME (LOSS)	693,799	2,112,491	10,496,419

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld	3,850,349	3,867,651	8,121,117
Foreign currency transactions	-	10,547	1,553
Futures contract transactions	133,264	174,815	-
Net Realized Gain (Loss)	3,983,613	4,053,013	8,122,670

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax	6,021,246	11,211,253	53,097,942
Foreign currencies	32	2,420	43,978
Futures contracts	54,422	-	-
Change in Net Unrealized Appreciation (Depreciation)	6,075,700	11,213,673	53,141,920
NET GAIN (LOSS)	10,059,313	15,266,686	61,264,590
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,753,112	$17,379,177	$71,761,009

Foreign taxes withheld on dividends and interest	$404	$397,761	$1,394,872
Foreign capital gains tax withheld	-	265	-
Change in deferred foreign capital gains tax	-	(32,382)	-

See Notes to Financial Statements

B-4

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2019 (1)	Year Ended December 31, 2018	Period Ended June 30, 2019 (1)	Year Ended December 31, 2018	Period Ended June 30, 2019 (1)	Year Ended December 31, 2018
	PD 1-3 Year Corporate Bond Portfolio		PD Aggregate Bond Index Portfolio		PD High Yield Bond Market Portfolio
OPERATIONS
Net investment income (loss)	$2,920,474	$4,685,067	$12,523,806	$27,169,096	$8,276,651	$11,268,236
Net realized gain (loss)	(300,220)	(1,104,995)	(382,647)	(2,502,580)	(680,323)	401,624
Change in net unrealized appreciation (depreciation)	4,455,042	(725,565)	41,004,183	(26,057,259)	15,756,932	(16,440,660)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,075,296	2,854,507	53,145,342	(1,390,743)	23,353,260	(4,770,800)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	24,102,645	9,715,805	8,665,353	65,942,157	154,671,533	6,928,178
Cost of shares repurchased	(9,879,342)	(13,587,930)	(220,176,261)	(59,532,391)	(11,801,538)	(10,280,452)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	14,223,303	(3,872,125)	(211,510,908)	6,409,766	142,869,995	(3,352,274)
NET INCREASE (DECREASE) IN NET ASSETS	21,298,599	(1,017,618)	(158,365,566)	5,019,023	166,223,255	(8,123,074)
NET ASSETS
Beginning of Year or Period	211,190,499	212,208,117	1,033,233,462	1,028,214,439	183,328,830	191,451,904
End of Year or Period	$232,489,098	$211,190,499	$874,867,896	$1,033,233,462	$349,552,085	$183,328,830

	PD Large-Cap Growth Index Portfolio		PD Large-Cap Value Index Portfolio		PD Small-Cap Growth Index Portfolio
OPERATIONS
Net investment income (loss)	$3,942,156	$7,776,753	$8,852,732	$17,040,498	$125,813	$275,551
Net realized gain (loss)	44,761,133	45,445,906	36,101,745	29,472,060	743,669	23,490,273
Change in net unrealized appreciation (depreciation)	80,162,996	(57,832,928)	56,709,322	(101,931,965)	6,764,337	(26,273,198)
Net Increase (Decrease) in Net Assets Resulting from Operations	128,866,285	(4,610,269)	101,663,799	(55,419,407)	7,633,819	(2,507,374)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	56,395,150	60,405,410	54,615,989	25,589,474	16,300,587	5,332,069
Cost of shares repurchased	(46,851,653)	(74,339,345)	(20,078,180)	(43,141,521)	(1,609,920)	(80,226,390)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	9,543,497	(13,933,935)	34,537,809	(17,552,047)	14,690,667	(74,894,321)
NET INCREASE (DECREASE) IN NET ASSETS	138,409,782	(18,544,204)	136,201,608	(72,971,454)	22,324,486	(77,401,695)
NET ASSETS
Beginning of Year or Period	596,540,669	615,084,873	620,769,141	693,740,595	35,898,155	113,299,850
End of Year or Period	$734,950,451	$596,540,669	$756,970,749	$620,769,141	$58,222,641	$35,898,155

	PD Small-Cap Value Index Portfolio		PD Emerging Markets Portfolio		PD International Large-Cap Portfolio
OPERATIONS
Net investment income (loss)	$693,799	$2,129,622	$2,112,491	$4,047,011	$10,496,419	$14,927,914
Net realized gain (loss)	3,983,613	18,323,630	4,053,013	2,703,911	8,122,670	6,633,049
Change in net unrealized appreciation (depreciation)	6,075,700	(36,714,453)	11,213,673	(36,364,065)	53,141,920	(105,614,655)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,753,112	(16,261,201)	17,379,177	(29,613,143)	71,761,009	(84,053,692)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	2,692,354	9,232,171	8,009,174	26,571,106	7,187,509	146,194,282
Cost of shares repurchased	(36,297,499)	(106,893,073)	(31,802,798)	(12,876,874)	(80,890,437)	(15,713,304)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(33,605,145)	(97,660,902)	(23,793,624)	13,694,232	(73,702,928)	130,480,978
NET INCREASE (DECREASE) IN NET ASSETS	(22,852,033)	(113,922,103)	(6,414,447)	(15,918,911)	(1,941,919)	46,427,286
NET ASSETS
Beginning of Year or Period	80,421,222	194,343,325	194,830,748	210,749,659	529,208,286	482,781,000
End of Year or Period	$57,569,189	$80,421,222	$188,416,301	$194,830,748	$527,266,367	$529,208,286

(1)	Unaudited.

See Notes to Financial Statements

B-5

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PD 1-3 Year Corporate Bond
2019 (7)	$10.55	$0.14	$0.20	$0.34	$-	$-	$-	$10.89	0.23%	0.23%	2.65%	3.23%	$232,489	28%
2018	10.41	0.23	(0.09)	0.14	-	-	-	10.55	0.23%	0.23%	2.17%	1.33%	211,190	56%
2017	10.25	0.17	(0.01)	0.16	-	-	-	10.41	0.23%	0.23%	1.68%	1.50%	212,208	57%
2016	10.07	0.15	0.03	0.18	-	-	-	10.25	0.23%	0.23%	1.47%	1.80%	175,231	57%
2015	10.01	0.12	(0.06)	0.06	-	-	-	10.07	0.23%	0.23%	1.15%	0.65%	166,713	52%
04/30/2014 - 12/31/2014	10.00	0.05	(0.04)	0.01	-	-	-	10.01	0.24%	0.24%	0.75%	0.08%	151,013	21%
PD Aggregate Bond Index
2019 (7)	$12.23	$0.17	$0.56	$0.73	$-	$-	$-	$12.96	0.21%	0.21%	2.70%	5.98%	$874,868	9%
2018	12.25	0.31	(0.33)	(0.02)	-	-	-	12.23	0.20%	0.20%	2.61%	(0.14%)	1,033,233	43%
2017	11.85	0.28	0.12	0.40	-	-	-	12.25	0.20%	0.20%	2.32%	3.37%	1,028,214	55%
2016	11.58	0.26	0.01	0.27	-	-	-	11.85	0.20%	0.20%	2.18%	2.34%	868,896	52%
2015	11.54	0.24	(0.20)	0.04	-	-	-	11.58	0.19%	0.19%	2.10%	0.39%	816,901	69%
2014	10.89	0.23	0.42	0.65	-	-	-	11.54	0.20%	0.20%	2.06%	5.90%	743,210	71%
PD High Yield Bond Market
2019 (7)	$14.84	$0.47	$1.05	$1.52	$-	$-	$-	$16.36	0.27%	0.27%	5.94%	10.18%	$349,552	15%
2018	15.24	0.89	(1.29)	(0.40)	-	-	-	14.84	0.31%	0.31%	5.82%	(2.57%)	183,329	24%
2017	14.25	0.85	0.14	0.99	-	-	-	15.24	0.32%	0.32%	5.68%	6.93%	191,452	26%
2016	12.20	0.80	1.25	2.05	-	-	-	14.25	0.34%	0.34%	6.06%	16.79%	156,806	23%
2015	12.81	0.75	(1.36)	(0.61)	-	-	-	12.20	0.35%	0.35%	5.85%	(4.74%)	132,108	42%
2014	12.53	0.73	(0.45)	0.28	-	-	-	12.81	0.33%	0.33%	5.63%	2.19%	164,941	11%
PD Large-Cap Growth Index
2019 (7)	$34.32	$0.22	$7.10	$7.32	$-	$-	$-	$41.64	0.17%	0.17%	1.15%	21.35%	$734,950	22%
2018	34.94	0.44	(1.06)	(0.62)	-	-	-	34.32	0.17%	0.17%	1.17%	(1.78%)	596,541	23%
2017	26.90	0.39	7.65	8.04	-	-	-	34.94	0.18%	0.18%	1.25%	29.90%	615,085	20%
2016	25.16	0.37	1.37	1.74	-	-	-	26.90	0.17%	0.17%	1.46%	6.91%	470,206	16%
2015	23.87	0.34	0.95	1.29	-	-	-	25.16	0.16%	0.16%	1.39%	5.40%	434,271	18%
2014	21.14	0.32	2.41	2.73	-	-	-	23.87	0.17%	0.17%	1.42%	12.90%	383,325	13%
PD Large-Cap Value Index
2019 (7)	$26.64	$0.37	$3.93	$4.30	$-	$-	$-	$30.94	0.17%	0.17%	2.51%	16.15%	$756,971	16%
2018	29.08	0.71	(3.15)	(2.44)	-	-	-	26.64	0.17%	0.17%	2.46%	(8.41%)	620,769	20%
2017	25.63	0.62	2.83	3.45	-	-	-	29.08	0.18%	0.18%	2.31%	13.48%	693,741	18%
2016	21.90	0.59	3.14	3.73	-	-	-	25.63	0.16%	0.16%	2.55%	17.00%	564,780	25%
2015	22.76	0.51	(1.37)	(0.86)	-	-	-	21.90	0.16%	0.16%	2.29%	(3.77%)	506,423	19%
2014	20.11	0.45	2.20	2.65	-	-	-	22.76	0.16%	0.16%	2.13%	13.19%	474,521	15%
PD Small-Cap Growth Index
2019 (7)	$26.64	$0.08	$5.29	$5.37	$-	$-	$-	$32.01	0.25%	0.25%	0.51%	20.19%	$58,223	34%
2018	29.40	0.14	(2.90)	(2.76)	-	-	-	26.64	0.25%	0.25%	0.47%	(9.42%)	35,898	40%
2017	24.11	0.16	5.13	5.29	-	-	-	29.40	0.23%	0.23%	0.62%	21.95%	113,300	33%
2016	21.67	0.18	2.26	2.44	-	-	-	24.11	0.20%	0.20%	0.81%	11.27%	137,759	40%
2015	22.02	0.13	(0.48)	(0.35)	-	-	-	21.67	0.19%	0.19%	0.55%	(1.60%)	113,020	36%
2014	20.90	0.10	1.02	1.12	-	-	-	22.02	0.21%	0.21%	0.50%	5.39%	91,325	37%
PD Small-Cap Value Index
2019 (7)	$22.25	$0.24	$2.72	$2.96	$-	$-	$-	$25.21	0.25%	0.25%	1.98%	13.32%	$57,569	28%
2018	25.56	0.47	(3.78)	(3.31)	-	-	-	22.25	0.22%	0.22%	1.81%	(12.97%)	80,421	37%
2017	23.76	0.44	1.36	1.80	-	-	-	25.56	0.21%	0.21%	1.83%	7.59%	194,343	37%
2016	18.09	0.42	5.25	5.67	-	-	-	23.76	0.19%	0.19%	2.13%	31.35%	227,623	35%
2015	19.56	0.38	(1.85)	(1.47)	-	-	-	18.09	0.19%	0.19%	2.00%	(7.50%)	145,971	31%
2014	18.80	0.36	0.40	0.76	-	-	-	19.56	0.19%	0.19%	1.91%	4.00%	138,346	32%

See Notes to Financial Statements	See explanation of references on B-7

B-6

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PD Emerging Markets
2019 (7)	$16.07	$0.19	$1.25	$1.44	$-	$-	$-	$17.51	0.55%	0.55%	2.22%	9.01%	$188,416	6%
2018	18.63	0.35	(2.91)	(2.56)	-	-	-	16.07	0.52%	0.52%	1.98%	(13.77%)	194,831	13%
2017	13.65	0.28	4.70	4.98	-	-	-	18.63	0.53%	0.53%	1.70%	36.49%	210,750	13%
2016	12.20	0.24	1.21	1.45	-	-	-	13.65	0.58%	0.58%	1.78%	11.93%	127,550	13%
2015	14.51	0.24	(2.55)	(2.31)	-	-	-	12.20	0.62%	0.62%	1.74%	(15.96%)	114,358	25%
2014	14.79	0.28	(0.56)	(0.28)	-	-	-	14.51	0.59%	0.59%	1.85%	(1.88%)	115,450	12%
PD International Large-Cap
2019 (7)	$16.49	$0.35	$1.95	$2.30	$-	$-	$-	$18.79	0.26%	0.26%	3.93%	13.92%	$527,266	6%
2018	19.28	0.50	(3.29)	(2.79)	-	-	-	16.49	0.26%	0.26%	2.67%	(14.44%)	529,208	8%
2017	15.41	0.45	3.42	3.87	-	-	-	19.28	0.26%	0.26%	2.59%	25.07%	482,781	10%
2016	14.94	0.42	0.05	0.47	-	-	-	15.41	0.26%	0.26%	2.83%	3.14%	441,188	6%
2015	15.43	0.40	(0.89)	(0.49)	-	-	-	14.94	0.26%	0.26%	2.56%	(3.14%)	397,781	6%
2014	16.30	0.49	(1.36)	(0.87)	-	-	-	15.43	0.27%	0.27%	3.03%	(5.34%)	348,426	4%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For Funds that commenced operations after January 1, 2014, the first date reported represents the commencement date of operations for the Fund.
(3)	No dividend and capital gain distributions have been made by the Funds under the current dividend and distribution policy (see Note 2B in Note to Financial Statements).
(4)	The ratios for periods of less than one full year are annualized.
(5)	The ratios of expenses after expense reductions to average daily net assets are after adviser expense reimbursements, if any.
(6)	Total returns for periods of less than one full year are not annualized.
(7)	Unaudited for the six-month period ended June 30, 2019.

See Notes to Financial Statements

B-7

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, management investment company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”), and was reorganized as a Delaware statutory trust on June 30, 2016. In connection with other actions taken to accomplish the reorganization, the Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of June 30, 2019, the Trust was comprised of fifty-four separate funds, nine of which are presented in these financial statements (each individually a “Fund,” and collectively the “Funds” or the “Pacific Dynamix Underlying Funds”): PD 1-3 Year Corporate Bond Portfolio, PD Aggregate Bond Index Portfolio, PD High Yield Bond Market Portfolio, PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Index Portfolio, PD Small-Cap Growth Index Portfolio, PD Small-Cap Value Index Portfolio, PD Emerging Markets Portfolio, and PD International Large-Cap Portfolio.

The Pacific Dynamix Underlying Funds currently offer Class P shares only.

Presently, only the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, and Pacific Dynamix — Growth Portfolios (collectively, the “Pacific Dynamix Portfolios”) and the Investment Adviser and certain of its affiliates can invest in the Pacific Dynamix Underlying Funds.

There is a separate semi-annual report containing the financial statements for the Pacific Dynamix Portfolios, which is available without charge. For information on how to obtain the semi-annual report for the Pacific Dynamix Portfolios, see the Where to Go for More Information section of this report on page D-2.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.

B. DISTRIBUTIONS TO SHAREHOLDERS

Each Pacific Dynamix Underlying Fund presented in these financial statements is treated as a partnership for Federal income tax purposes. As partnerships, none of these Funds are required to distribute taxable income and capital gains (see Note 10). No dividend and capital gain distributions have been made by the Pacific Dynamix Underlying Funds under the current dividend and distribution policy.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. EXPENSE ALLOCATION

General expenses of the Trust are allocated to each Fund in proportion to its relative average daily net assets. Expenses directly attributable to a particular Fund are charged directly to that Fund.

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E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund including legal, printing, and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each Fund’s investments.

B. DETERMINATION OF NET ASSET VALUE (“NAV”)

Each Fund presented in these financial statements is divided into shares. The price per share of a Fund’s shares is called its NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and does not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or the last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements

Exchange traded futures contracts, option contracts, and swap agreements are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers. Exchange traded futures contracts, option contracts, and swap agreements for which no approved pricing services are available, are generally valued using the settlement price determined by the relevant exchange.

Over-the-Counter (“OTC”) Investments

OTC investments (including forward commitments, swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are valued using industry pricing models, broker quotes or other methodologies pursuant to the Trust’s Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

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Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Investments in Mutual Funds and Variable Insurance Trusts

Fund investments in affiliated or unaffiliated mutual funds (and/or variable insurance trusts) are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark, proxy, and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life Insurance Company and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board (as described in Note 3C) and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. A summary of each Fund’s investments as of June 30, 2019, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

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U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic, and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets. Risk may be more enhanced for investments in or exposure to investments in frontier market countries.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. The exact time frame for the implementation of Brexit is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in

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(Unaudited)

exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk, frontier markets risk, and geographic focus risk, among other risks.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

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(Unaudited)

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied.

Segregation and Collateral

If a Fund engages in certain transactions such as derivative investments, repurchase agreements, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

C-7

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the following Funds entered into futures contracts for the reasons described: The PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, and PD Small-Cap Value Index Portfolios utilized futures contracts to provide market exposure proportionate to the size of each Fund’s cash flows and residual cash balances. The PD Emerging Markets Portfolio entered into exchange traded index futures to equitize large flows of cash.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, none of the Funds presented in these financial statements held forward foreign currency contracts.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Equity contracts	Receivable: Variation margin on futures contracts	Payable: Variation margin on futures contracts

C-8

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of fair values of investments in equity futures contracts disclosed in the Trust’s Statements of Assets and Liabilities, as of June 30, 2019:

	Total Value of Equity Contracts* as of June 30, 2019
Portfolio	Assets	Liabilities
PD Large-Cap Growth Index	$53,988	$-
PD Large-Cap Value Index	44,187	-
PD Small-Cap Growth Index	12,910	-
PD Small-Cap Value Index	13,758	-

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Notes to Schedules of Investments.

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation of derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investment Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Equity contracts	Net realized gain (loss) on futures contract transactions
Change in net unrealized appreciation (depreciation) on futures contracts

The following is a summary of each Fund’s realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the period ended June 30, 2019:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
Portfolio	Equity Contracts	Equity Contracts
PD Large-Cap Growth Index	$533,581	$145,811
PD Large-Cap Value Index	767,508	132,554
PD Small-Cap Growth Index	65,603	29,754
PD Small-Cap Value Index	133,264	54,422
PD Emerging Markets	174,815	-

The following is a summary of the average number of positions and values of futures contracts for the period ended June 30, 2019:

	Average Derivative Positions and Value of Futures Contracts
Portfolio	Number of Positions	Value
PD Large-Cap Growth Index	2	$15,111
PD Large-Cap Value Index	2	(1,901)
PD Small-Cap Growth Index	1	(2,942)
PD Small-Cap Value Index	1	(12,312)

The table shown above and the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of volume of futures and foreign currency contracts for each applicable Fund for the period ended June 30, 2019.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

C-9

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

Certain Funds held financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements). Certain Funds presented in these financial statements had investments in repurchase agreements. The gross value and related collateral for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral held by each applicable Fund presented in these financial statements exceeded the value of the repurchase agreements as of June 30, 2019.

6. INVESTMENT ADVISORY, SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as Investment Adviser to each Fund of the Trust. PLFA receives investment advisory fees from each Fund which are based on the following annual percentages of the average daily net assets of each Fund. Pursuant to Sub-Advisory Agreements, the Trust and PLFA engage various investment management firms under PLFA’s supervision to sub-advise each of the Funds presented in these financial statements. PLFA, as Investment Adviser to each Fund of the Trust, pays management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust. As of June 30, 2019, the investment advisory fees that PLFA receives from each Fund, based upon an annual percentage of the average daily net assets of each Fund, and the sub-adviser of each Fund, are as follows:

Portfolio	Investment Advisory Fee Rate	Sub-Adviser(s)
PD 1-3 Year Corporate Bond	0.20% on first $50 million 0.19% on next $50 million 0.14% on excess	SSGA Funds Management, Inc.
PD Aggregate Bond Index	0.16% on first $50 million 0.15% on next $50 million 0.14% on excess	SSGA Funds Management, Inc.
PD High Yield Bond Market	0.35% on first $50 million 0.22% on next $50 million 0.14% on excess	SSGA Funds Management, Inc.
PD Large-Cap Growth Index PD Large-Cap Value Index PD Small-Cap Growth Index PD Small-Cap Value Index	0.14% on first $300 million 0.12% on excess	BlackRock Investment Management, LLC
PD Emerging Markets	0.60% on first $50 million 0.35% on excess	Dimensional Fund Advisors LP
PD International Large-Cap	0.25% on first $100 million 0.20% on excess	Dimensional Fund Advisors LP

Pursuant to an Agreement for Administration and Support Services (the “Administration Agreement”), Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Investment Adviser’s responsibilities under the Advisory Agreement. Under the Administration Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, including the expense of registering and qualifying the Trust on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance, maintaining the Trust’s legal existence, shareholders’ meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Transfer Agency and Service Agreement, State Street Bank and Trust Company serves as transfer agent for all Class P shares of the Pacific Dynamix Underlying Funds and is compensated by the Trust for these services.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES AND EXPENSES FOR SUPPORT SERVICES

The Investment Adviser and Pacific Life are related parties. The advisory fees earned by the Investment Adviser and expenses for support services recovered by PLFA and Pacific Life (see Note 6) from each Fund presented in these financial statements for the period ended June 30, 2019 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of June 30, 2019 are presented in the Statements of Assets and Liabilities.

B. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

C-10

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed.

Amounts in the deferral account are obligations of each Fund at the time of such deferral and are payable in accordance with the Plan. An independent trustee who defers compensation has the ability to select credit rate options that track the performance, at NAV of Class I shares of the Trust or at NAV of Class A or Class P of certain series of the Pacific Funds Series Trust without a sales load. Pacific Funds Series Trust is a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. PLFA is the Investment Adviser to Pacific Funds Series Trust. The obligation of each Fund under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended June 30, 2019, such expenses increased by $4,795 for all applicable Funds presented in these financial statements as a result of the market value appreciation on such accounts. As of June 30, 2019, the total amount in the DCP Liability accounts was $47,151 for all applicable Funds presented in these financial statements.

C. OFFICERS OF THE TRUST

All officers of the Trust are also officers of Pacific Life and/or PLFA and received no compensation from the Trust.

D. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

E. INTERFUND TRANSACTIONS

In accordance with Rule 17a-7 under the 1940 Act and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust or certain affiliates of the Trust if conducted at the independent “current market price” (the last sales price, intra-day price, or average of highest bid/lowest offer, as applicable) on a commission-free basis with no remuneration paid in connection with the transaction (other than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board will be asked to determine that the transactions were conducted in compliance with applicable Trust policies and procedures.

For the period ended June 30, 2019, the purchase and sale transactions with an affiliated Fund conducted in compliance with Rule 17a-7 under the 1940 Act are summarized in the following table:

Portfolio	Purchases	Sales	Net Realized Gain (Loss)
PD Large-Cap Growth Index	$963,387	$1,235,598	$157,632
PD Large-Cap Value Index	1,235,598	80,143	3,560
PD Small-Cap Growth Index	235,063	451,970	10,952
PD Small-Cap Value Index	109,549	116,882	25,973

8. COMMITTED LINE OF CREDIT

The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing under the line of credit agreement is the higher of the Federal Funds effective rate or the One-Month London Interbank Offered Rates (“LIBOR”) rate, plus 1.25%. The Trust pays the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line of credit, up to an annual maximum of $187,500. As of June 30, 2019, the actual interest rate on borrowing by the Trust was 3.68%. The committed line of credit will expire on October 15, 2019 unless renewed and is available to all Funds presented in these financial statements except the PD 1-3 Year Corporate Bond, PD Aggregate Bond Index, and PD High Yield Bond Market Portfolios. The commitment fees and interest incurred by each applicable Fund presented in these financial statements are recorded as an expense. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund. During the reporting period, the weighted average interest rate and the average dollar amount of borrowings on the days that each applicable Fund had a loan outstanding were as follows:

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
PD Large-Cap Growth Index	3.73%	$333,199
PD Emerging Markets	3.76%	331,352
PD International Large Cap	3.74%	1,636,644

As of June 30, 2019 the PD International Large-Cap Portfolio had loans outstanding in the amount of $213,550. No other Fund presented in these financial statements had a loan outstanding in connection with this revolving line of credit agreement as of June 30, 2019.

C-11

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

9. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended June 30, 2019 are summarized in the following table:

	U.S. Government Securities
Portfolio	Purchases	Sales
PD Aggregate Bond Index	$63,127,630	$198,090,034

	Other Securities
Portfolio	Purchases	Sales
PD 1-3 Year Corporate Bond	$78,694,550	$60,971,434
PD Aggregate Bond Index	23,599,563	86,007,873
PD High Yield Bond Market	190,621,873	42,159,566
PD Large-Cap Growth Index	161,203,326	148,641,790
PD Large-Cap Value Index	161,577,852	114,568,348

	Other Securities
Portfolio	Purchases	Sales
PD Small-Cap Growth Index	$31,760,671	$16,573,168
PD Small-Cap Value Index	19,034,842	51,265,956
PD Emerging Markets	11,935,181	33,926,647
PD International Large-Cap	29,731,795	92,948,481

10. FEDERAL INCOME TAX INFORMATION

Each Pacific Dynamix Underlying Fund is treated as a partnership for Federal income tax purposes. A Fund that is treated as a partnership for Federal income tax purposes is not subject to income tax; and any income, gains, losses, deductions, and credits of the Fund are instead “passed through” pro rata to the insurance companies whose separate accounts invest in the Fund and retain the same character for Federal income tax purposes. An insurance company may benefit from this tax treatment. No dividends and capital gains distributions have been made by the Pacific Dynamix Underlying Funds under the current dividend and distribution policy since partnerships are not required to distribute taxable income and capital gains for Federal income tax purposes (see Note 2B).

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of June 30, 2019, were as follows:

		Gross	Gross	Net Unrealized	Net Unrealized	Net
Portfolio	Total Cost of Investments on Tax Basis (1)	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments	Appreciation (Depreciation) on Other (2)	Unrealized Appreciation (Depreciation)
PD 1-3 Year Corporate Bond	$228,007,316	$2,718,068	($83,411)	$2,634,657	$-	$2,634,657
PD Aggregate Bond Index	850,829,587	26,491,318	(2,488,037)	24,003,281	-	24,003,281
PD High Yield Bond Market	344,260,844	8,825,057	(6,271,057)	2,554,000	-	2,554,000
PD Large-Cap Growth Index	472,140,963	265,826,845	(5,202,958)	260,623,887	53,988	260,677,875
PD Large-Cap Value Index	671,867,739	127,426,472	(45,119,915)	82,306,557	44,187	82,350,744
PD Small-Cap Growth Index	52,867,680	8,317,831	(2,756,142)	5,561,689	12,910	5,574,599
PD Small-Cap Value Index	61,114,977	4,534,658	(7,454,991)	(2,920,333)	13,758	(2,906,575)
PD Emerging Markets	169,310,041	35,553,314	(17,617,938)	17,935,376	-	17,935,376
PD International Large-Cap	490,740,080	77,207,986	(45,595,383)	31,612,603	-	31,612,603

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale loss deferrals.
(2)	Other includes net appreciation or depreciation on derivatives, if any.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after December 31, 2014.

11. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the period ended June 30, 2019 and the fiscal year ended December 31, 2018 were as follows:

	Period Ended June 30, 2019	Year Ended December 31, 2018	Period Ended June 30, 2019	Year Ended December 31, 2018	Period Ended June 30, 2019	Year Ended December 31, 2018
	PD 1-3 Year Corporate Bond Portfolio		PD Aggregate Bond Index Portfolio		PD High Yield Bond Market Portfolio
Class P
Shares sold	2,254,039	935,633	696,315	5,482,383	9,765,841	455,844
Shares repurchased	(924,481)	(1,299,893)	(17,678,315)	(4,952,235)	(744,804)	(671,750)
Net increase (decrease)	1,329,558	(364,260)	(16,982,000)	530,148	9,021,037	(215,906)
Shares outstanding, beginning of year or period	20,025,978	20,390,238	84,463,874	83,933,726	12,349,593	12,565,499
Shares outstanding, end of year or period	21,355,536	20,025,978	67,481,874	84,463,874	21,370,630	12,349,593

C-12

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2019	Year Ended December 31, 2018	Period Ended June 30, 2019	Year Ended December 31, 2018	Period Ended June 30, 2019	Year Ended December 31, 2018
	PD Large-Cap Growth Index Portfolio		PD Large-Cap Value Index Portfolio		PD Small-Cap Growth Index Portfolio

Class P
Shares sold	1,437,276	1,721,905	1,831,065	915,953	521,777	177,278
Shares repurchased	(1,171,150)	(1,943,955)	(668,709)	(1,465,872)	(50,847)	(2,682,721)
Net increase (decrease)	266,126	(222,050)	1,162,356	(549,919)	470,930	(2,505,443)
Shares outstanding, beginning of year or period	17,382,126	17,604,176	23,303,783	23,853,702	1,347,745	3,853,188
Shares outstanding, end of year or period	17,648,252	17,382,126	24,466,139	23,303,783	1,818,675	1,347,745

	PD Small-Cap Value Index Portfolio		PD Emerging Markets Portfolio		PD International Large-Cap Portfolio

Class P
Shares sold	109,223	368,516	468,967	1,509,424	400,292	7,848,916
Shares repurchased	(1,440,456)	(4,356,273)	(1,837,155)	(692,934)	(4,423,879)	(806,923)
Net increase (decrease)	(1,331,233)	(3,987,757)	(1,368,188)	816,490	(4,023,587)	7,041,993
Shares outstanding, beginning of year or period	3,614,779	7,602,536	12,127,553	11,311,063	32,088,480	25,046,487
Shares outstanding, end of year or period	2,283,546	3,614,779	10,759,365	12,127,553	28,064,893	32,088,480

C-13

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from January 1, 2019 to June 30, 2019.

ACTUAL EXPENSES

The first line of the table below for each Fund provides information about actual account values and actual expenses based on each Fund’s actual performance and each Fund’s actual expenses. The “Ending Account Value at 06/30/19” column shown is derived from the Fund’s actual performance; the “Annualized Expense Ratio” column shows the Fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/19-06/30/19” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from January 1, 2019 to June 30, 2019.

You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each Fund in your account, simply divide that Fund’s value by $1,000.00 (for example, an $8,600.00 Fund value divided by $1,000.00 = 8.6), then multiply this result by the number given for your portfolio(s) in the first line under the heading entitled “Expenses Paid During the Period 01/01/19-06/30/19.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table for each Fund provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual Fund’s expenses. It assumes that the Fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the Fund to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

Portfolio	Beginning Account Value at 01/01/19	Ending Account Value at 06/30/19	Annualized Expense Ratio	Expenses Paid During the Period 01/01/19- 06/30/19 (1)
PD 1-3 Year Corporate Bond

Actual	$1,000.00	$1,032.30	0.23%	$1.16

Hypothetical	$1,000.00	$1,023.65	0.23%	$1.15

PD Aggregate Bond Index

Actual	$1,000.00	$1,059.80	0.21%	$1.07

Hypothetical	$1,000.00	$1,023.75	0.21%	$1.05

PD High Yield Bond Market

Actual	$1,000.00	$1,101.80	0.27%	$1.41

Hypothetical	$1,000.00	$1,023.46	0.27%	$1.35

PD Large-Cap Growth Index

Actual	$1,000.00	$1,213.50	0.17%	$0.93

Hypothetical	$1,000.00	$1,023.95	0.17%	$0.85

PD Large-Cap Value Index

Actual	$1,000.00	$1,161.50	0.17%	$0.91

Hypothetical	$1,000.00	$1,023.95	0.17%	$0.85

Portfolio	Beginning Account Value at 01/01/19	Ending Account Value at 06/30/19	Annualized Expense Ratio	Expenses Paid During the Period 01/01/19- 06/30/19 (1)
PD Small-Cap Growth Index

Actual	$1,000.00	$1,201.90	0.25%	$1.36

Hypothetical	$1,000.00	$1,023.55	0.25%	$1.25

PD Small-Cap Value Index

Actual	$1,000.00	$1,133.20	0.25%	$1.32

Hypothetical	$1,000.00	$1,023.55	0.25%	$1.25

PD Emerging Markets

Actual	$1,000.00	$1,090.10	0.55%	$2.85

Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76

PD International Large-Cap

Actual	$1,000.00	$1,139.20	0.26%	$1.38

Hypothetical	$1,000.00	$1,023.51	0.26%	$1.30

(1)

Expenses paid during the six-month period are equal to the Fund’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 days.

D-1

PACIFIC SELECT FUND

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Part F of Form N-PORT (complete schedules of Fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Part F of Form N-PORT, (when required) is filed pursuant to applicable regulations and is available after filing on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to Fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectuses and Statement of Additional Information (“SAI”). The prospectuses and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to Fund securities is described in the Trust’s SAI.

How to Obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies), annual and semi-annual reports, and complete schedules of investments are available:

•	On the Trust’s website at http://www.pacificlife.com/pacificselectfund.htm

•	On the SEC’s website at http://www.sec.gov

•	Upon request, without charge by calling the applicable toll-free numbers below:

Pacific Life’s Annuity Contract Owners: 1-800-722-4448

Annuity Financial Advisors: 1-800-722-2333

Pacific Life Insurance Policy Owners: 1-800-347-7787

PL&A’s Annuity Contract Owners: 1-800-748-6907

PL&A’s Life Insurance Policy Owners: 1-888-595-6997

6 a.m. through 5 p.m. Pacific Time (Monday through Friday)

D-2

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule I.

(b) Not applicable.

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%

Basic Materials - 2.2%

Air Products & Chemicals Inc	28,159	$6,374,353
Albemarle Corp	13,688	963,772
Celanese Corp	16,492	1,777,838
CF Industries Holdings Inc	29,579	1,381,635
Dow Inc *	96,815	4,773,948
DuPont de Nemours Inc	96,815	7,267,902
Eastman Chemical Co	18,111	1,409,579
Ecolab Inc	32,713	6,458,855
FMC Corp	17,032	1,412,804
Freeport-McMoRan Inc	185,591	2,154,712
International Flavors & Fragrances Inc	12,855	1,865,132
International Paper Co	52,231	2,262,647
Linde PLC (United Kingdom)	69,805	14,016,844
LyondellBasell Industries NV ‘A’	39,185	3,375,004
Newmont Goldcorp Corp	105,177	4,046,159
Nucor Corp	39,184	2,159,038
PPG Industries Inc	30,179	3,522,191
The Mosaic Co	45,433	1,137,188
The Sherwin-Williams Co	10,570	4,844,125

		71,203,726

Communications - 14.9%

Alphabet Inc ‘A’ *	38,536	41,726,781
Alphabet Inc ‘C’ *	39,415	42,604,068
Amazon.com Inc *	53,134	100,616,136
Arista Networks Inc *	6,824	1,771,647
AT&T Inc	938,473	31,448,230
Booking Holdings Inc *	5,568	10,438,385
CBS Corp ‘B’	45,064	2,248,694
CenturyLink Inc	121,743	1,431,698
Charter Communications Inc ‘A’ *	22,124	8,742,962
Cisco Systems Inc	550,544	30,131,273
Comcast Corp ‘A’	582,286	24,619,052
Corning Inc	101,105	3,359,719
Discovery Inc ‘A’ *	20,226	620,938
Discovery Inc ‘C’ *	46,066	1,310,578
DISH Network Corp ‘A’ *	28,896	1,109,895
eBay Inc	105,362	4,161,799
Expedia Group Inc	15,103	2,009,152
F5 Networks Inc *	7,659	1,115,380
Facebook Inc ‘A’ *	308,993	59,635,649
Fox Corp ‘A’ *	45,546	1,668,805
Fox Corp ‘B’ *	20,792	759,532
Juniper Networks Inc	43,530	1,159,204
Motorola Solutions Inc	20,979	3,497,829
Netflix Inc *	56,232	20,655,138
News Corp ‘A’	49,097	662,319
News Corp ‘B’	15,851	221,280
Omnicom Group Inc	28,500	2,335,575
Symantec Corp	81,736	1,778,575
The Interpublic Group of Cos Inc	48,740	1,101,037
The Walt Disney Co	224,872	31,401,126
TripAdvisor Inc *	12,998	601,677
Twitter Inc *	94,470	3,297,003
VeriSign Inc *	13,542	2,832,445
Verizon Communications Inc	532,112	30,399,559
Viacom Inc ‘B’	44,732	1,336,145

		472,809,285

Consumer, Cyclical - 8.3%

Advance Auto Parts Inc	9,371	1,444,446
Alaska Air Group Inc	15,583	995,910
American Airlines Group Inc	51,830	1,690,176
Aptiv PLC	33,569	2,713,382
AutoZone Inc *	3,155	3,468,828
Best Buy Co Inc	30,084	2,097,757
BorgWarner Inc	26,753	1,123,091

	Shares	Value
Capri Holdings Ltd *	20,159	$699,114
CarMax Inc *	21,374	1,855,904
Carnival Corp	51,101	2,378,752
Chipotle Mexican Grill Inc *	3,112	2,280,723
Copart Inc *	26,015	1,944,361
Costco Wholesale Corp	56,758	14,998,869
Darden Restaurants Inc	15,659	1,906,170
Delta Air Lines Inc	76,616	4,347,958
Dollar General Corp	33,223	4,490,421
Dollar Tree Inc *	30,791	3,306,645
DR Horton Inc	43,949	1,895,520
Fastenal Co	73,722	2,402,600
Foot Locker Inc	14,714	616,811
Ford Motor Co	504,177	5,157,731
General Motors Co	167,901	6,469,226
Genuine Parts Co	18,599	1,926,484
Hanesbrands Inc	45,725	787,385
Harley-Davidson Inc	21,336	764,469
Hasbro Inc	14,982	1,583,298
Hilton Worldwide Holdings Inc	37,724	3,687,144
Kohl’s Corp	20,869	992,321
L Brands Inc	28,936	755,230
Leggett & Platt Inc	16,756	642,928
Lennar Corp ‘A’	37,370	1,810,950
LKQ Corp *	40,218	1,070,201
Lowe’s Cos Inc	100,691	10,160,729
Macy’s Inc	39,317	843,743
Marriott International Inc ‘A’	35,545	4,986,608
McDonald’s Corp	98,201	20,392,420
MGM Resorts International	64,541	1,843,936
Mohawk Industries Inc *	7,988	1,177,990
Newell Brands Inc	50,429	777,615
NIKE Inc ‘B’	161,627	13,568,587
Nordstrom Inc	14,263	454,419
Norwegian Cruise Line Holdings Ltd *	28,254	1,515,262
O’Reilly Automotive Inc *	10,107	3,732,717
PACCAR Inc	44,671	3,201,124
PulteGroup Inc	33,541	1,060,566
PVH Corp	9,757	923,402
Ralph Lauren Corp	7,025	797,970
Ross Stores Inc	47,841	4,742,000
Royal Caribbean Cruises Ltd	22,240	2,695,710
Southwest Airlines Co	63,752	3,237,327
Starbucks Corp	155,772	13,058,367
Tapestry Inc	36,642	1,162,651
Target Corp	65,891	5,706,820
The Gap Inc	27,618	496,295
The Home Depot Inc	141,508	29,429,419
The TJX Cos Inc	155,961	8,247,218
Tiffany & Co	13,953	1,306,559
Tractor Supply Co	15,478	1,684,006
Ulta Beauty Inc *	7,213	2,502,118
Under Armour Inc ‘A’ *	24,871	630,480
Under Armour Inc ‘C’ *	23,012	510,866
United Airlines Holdings Inc *	28,617	2,505,418
VF Corp	41,743	3,646,251
Walgreens Boots Alliance Inc	99,950	5,464,266
Walmart Inc	179,901	19,877,261
Whirlpool Corp	8,214	1,169,345
WW Grainger Inc	5,844	1,567,536
Wynn Resorts Ltd	12,523	1,552,727
Yum! Brands Inc	39,409	4,361,394

		263,295,927

Consumer, Non-Cyclical - 21.9%

Abbott Laboratories	226,132	19,017,701
AbbVie Inc	189,998	13,816,655
ABIOMED Inc *	5,748	1,497,297
Alexion Pharmaceuticals Inc *	28,579	3,743,277
Align Technology Inc *	9,315	2,549,516
Allergan PLC	39,629	6,635,083

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Altria Group Inc	241,493	$11,434,694
AmerisourceBergen Corp	20,254	1,726,856
Amgen Inc	78,444	14,455,660
Anthem Inc	33,005	9,314,341
Archer-Daniels-Midland Co	71,720	2,926,176
Automatic Data Processing Inc	56,011	9,260,299
Avery Dennison Corp	11,153	1,290,179
Baxter International Inc	61,443	5,032,182
Becton Dickinson and Co	34,678	8,739,203
Biogen Inc *	24,937	5,832,016
Boston Scientific Corp *	178,494	7,671,672
Bristol-Myers Squibb Co	210,217	9,533,341
Brown-Forman Corp ‘B’	21,587	1,196,567
Campbell Soup Co	24,373	976,626
Cardinal Health Inc	38,279	1,802,941
Celgene Corp *	90,444	8,360,643
Centene Corp *	53,203	2,789,965
Church & Dwight Co Inc	31,579	2,307,162
Cigna Corp *	48,984	7,717,429
Cintas Corp	11,098	2,633,444
Colgate-Palmolive Co	110,993	7,954,868
Conagra Brands Inc	62,124	1,647,528
Constellation Brands Inc ‘A’	21,322	4,199,155
Corteva Inc *	96,815	2,862,820
Coty Inc ‘A’	38,655	517,977
CVS Health Corp	166,978	9,098,631
Danaher Corp	80,850	11,555,082
DaVita Inc *	16,150	908,599
DENTSPLY SIRONA Inc	28,221	1,646,978
Edwards Lifesciences Corp *	26,754	4,942,534
Eli Lilly & Co	111,124	12,311,428
Equifax Inc	15,790	2,135,440
FleetCor Technologies Inc *	11,011	3,092,439
Gartner Inc *	11,540	1,857,248
General Mills Inc	76,412	4,013,158
Gilead Sciences Inc	164,436	11,109,296
Global Payments Inc	20,454	3,275,299
H&R Block Inc	26,532	777,388
HCA Healthcare Inc	34,295	4,635,655
Henry Schein Inc *	19,470	1,360,953
Hologic Inc *	35,031	1,682,189
Hormel Foods Corp	34,904	1,415,008
Humana Inc	17,567	4,660,525
IDEXX Laboratories Inc *	10,991	3,026,152
IHS Markit Ltd *	46,107	2,937,938
Illumina Inc *	19,020	7,002,213
Incyte Corp *	22,977	1,952,126
Intuitive Surgical Inc *	14,751	7,737,637
IQVIA Holdings Inc *	20,332	3,271,419
Johnson & Johnson	341,466	47,559,384
Kellogg Co	32,413	1,736,364
Kimberly-Clark Corp	44,131	5,881,780
Laboratory Corp of America Holdings *	12,877	2,226,433
Lamb Weston Holdings Inc	18,649	1,181,601
MarketAxess Holdings Inc	4,846	1,557,601
McCormick & Co Inc	15,964	2,474,580
McKesson Corp	24,431	3,283,282
Medtronic PLC	172,710	16,820,227
Merck & Co Inc	331,125	27,764,831
Molson Coors Brewing Co ‘B’	23,759	1,330,504
Mondelez International Inc ‘A’	186,199	10,036,126
Monster Beverage Corp *	50,003	3,191,691
Moody’s Corp	21,191	4,138,814
Mylan NV *	65,479	1,246,720
Nektar Therapeutics *	22,091	785,998
Nielsen Holdings PLC	45,625	1,031,125
PayPal Holdings Inc *	150,774	17,257,592
PepsiCo Inc	180,288	23,641,165
Perrigo Co PLC	15,744	749,729
Pfizer Inc	714,869	30,968,125

	Shares	Value
Philip Morris International Inc	200,240	$15,724,847
Quanta Services Inc	18,561	708,845
Quest Diagnostics Inc	17,384	1,769,865
Regeneron Pharmaceuticals Inc *	10,089	3,157,857
ResMed Inc	18,706	2,282,693
Robert Half International Inc	15,293	871,854
Rollins Inc	18,857	676,401
S&P Global Inc	31,648	7,209,098
Stryker Corp	39,740	8,169,749
Sysco Corp	60,949	4,310,313
Teleflex Inc	5,879	1,946,831
The Clorox Co	16,406	2,511,923
The Coca-Cola Co	493,798	25,144,194
The Cooper Cos Inc	6,322	2,129,819
The Estee Lauder Cos Inc ‘A’	28,186	5,161,138
The Hershey Co	18,084	2,423,799
The JM Smucker Co	14,390	1,657,584
The Kraft Heinz Co	79,779	2,476,340
The Kroger Co	101,982	2,214,029
The Procter & Gamble Co	322,391	35,350,173
Thermo Fisher Scientific Inc	51,441	15,107,193
Total System Services Inc	20,939	2,685,846
Tyson Foods Inc ‘A’	37,590	3,035,017
United Rentals Inc *	10,509	1,393,809
UnitedHealth Group Inc	122,223	29,823,634
Universal Health Services Inc ‘B’	11,026	1,437,680
Varian Medical Systems Inc *	11,569	1,574,888
Verisk Analytics Inc	21,123	3,093,675
Vertex Pharmaceuticals Inc *	33,056	6,061,809
WellCare Health Plans Inc *	6,343	1,808,199
Zimmer Biomet Holdings Inc	26,138	3,077,488
Zoetis Inc	61,526	6,982,586

		692,691,456

Energy - 5.0%

Anadarko Petroleum Corp	64,584	4,557,047
Apache Corp	48,989	1,419,211
Baker Hughes a GE Co	65,931	1,623,881
Cabot Oil & Gas Corp	55,531	1,274,992
Chevron Corp	244,432	30,417,118
Cimarex Energy Co	12,962	769,035
Concho Resources Inc	26,030	2,685,775
ConocoPhillips	145,698	8,887,578
Devon Energy Corp	53,399	1,522,939
Diamondback Energy Inc	19,790	2,156,516
EOG Resources Inc	74,861	6,974,051
Exxon Mobil Corp	544,160	41,698,981
Halliburton Co	111,637	2,538,625
Helmerich & Payne Inc	13,792	698,151
Hess Corp	32,243	2,049,688
HollyFrontier Corp	20,320	940,410
Kinder Morgan Inc	251,428	5,249,817
Marathon Oil Corp	106,601	1,514,800
Marathon Petroleum Corp	85,219	4,762,038
National Oilwell Varco Inc	48,556	1,079,400
Noble Energy Inc	61,346	1,374,150
Occidental Petroleum Corp	96,688	4,861,473
ONEOK Inc	52,767	3,630,897
Phillips 66	54,235	5,073,142
Pioneer Natural Resources Co	21,636	3,328,915
Schlumberger Ltd	179,585	7,136,708
TechnipFMC PLC (United Kingdom)	54,214	1,406,311
The Williams Cos Inc	155,266	4,353,659
Valero Energy Corp	53,553	4,584,672

		158,569,980

Financial - 17.8%

Affiliated Managers Group Inc	6,903	636,042
Aflac Inc	95,875	5,254,909
Alexandria Real Estate Equities Inc REIT	14,741	2,079,808
Alliance Data Systems Corp	5,980	837,977

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
American Express Co	88,068	$10,871,114
American International Group Inc	111,395	5,935,126
American Tower Corp REIT	56,808	11,614,396
Ameriprise Financial Inc	17,473	2,536,381
Aon PLC	30,808	5,945,328
Apartment Investment & Management Co ‘A’ REIT	18,067	905,518
Arthur J Gallagher & Co	23,534	2,061,343
Assurant Inc	6,647	707,108
AvalonBay Communities Inc REIT	17,719	3,600,146
Bank of America Corp	1,137,249	32,980,221
BB&T Corp	98,416	4,835,178
Berkshire Hathaway Inc ‘B’ *	249,221	53,126,441
BlackRock Inc	15,303	7,181,698
Boston Properties Inc REIT	19,805	2,554,845
Capital One Financial Corp	59,968	5,441,496
Cboe Global Markets Inc	14,284	1,480,251
CBRE Group Inc ‘A’ *	40,475	2,076,367
Chubb Ltd	58,788	8,658,884
Cincinnati Financial Corp	19,188	1,989,220
Citigroup Inc	297,406	20,827,342
Citizens Financial Group Inc	60,202	2,128,743
CME Group Inc	46,098	8,948,083
Comerica Inc	19,827	1,440,233
Crown Castle International Corp REIT	53,647	6,992,886
Digital Realty Trust Inc REIT	26,959	3,175,501
Discover Financial Services	42,185	3,273,134
Duke Realty Corp REIT	45,345	1,433,355
E*TRADE Financial Corp	31,693	1,413,508
Equinix Inc REIT	10,741	5,416,579
Equity Residential REIT	47,114	3,576,895
Essex Property Trust Inc REIT	8,474	2,473,815
Everest Re Group Ltd	5,174	1,278,909
Extra Space Storage Inc REIT	16,251	1,724,231
Federal Realty Investment Trust REIT	9,520	1,225,795
Fifth Third Bancorp	93,519	2,609,180
First Republic Bank	20,937	2,044,498
Franklin Resources Inc	38,256	1,331,309
HCP Inc REIT	61,000	1,950,780
Host Hotels & Resorts Inc REIT	94,183	1,716,014
Huntington Bancshares Inc	137,834	1,904,866
Intercontinental Exchange Inc	72,797	6,256,174
Invesco Ltd	52,126	1,066,498
Iron Mountain Inc REIT	36,329	1,137,098
Jefferies Financial Group Inc	33,977	653,378
JPMorgan Chase & Co	417,207	46,643,743
KeyCorp	129,012	2,289,963
Kimco Realty Corp REIT	54,080	999,398
Lincoln National Corp	26,223	1,690,072
Loews Corp	35,615	1,947,072
M&T Bank Corp	17,571	2,988,300
Marsh & McLennan Cos Inc	65,084	6,492,129
Mastercard Inc ‘A’	115,592	30,577,552
MetLife Inc	122,954	6,107,125
Mid-America Apartment Communities Inc REIT	14,711	1,732,367
Morgan Stanley	164,428	7,203,591
Nasdaq Inc	14,756	1,419,085
Northern Trust Corp	28,298	2,546,820
People’s United Financial Inc	46,485	780,018
Principal Financial Group Inc	33,580	1,944,954
Prologis Inc REIT	81,366	6,517,417
Prudential Financial Inc	52,799	5,332,699
Public Storage REIT	19,188	4,570,006
Raymond James Financial Inc	16,654	1,408,096
Realty Income Corp REIT	39,423	2,719,004
Regency Centers Corp REIT	21,702	1,448,391
Regions Financial Corp	130,395	1,948,101
SBA Communications Corp REIT *	14,566	3,275,019
Simon Property Group Inc REIT	39,911	6,376,181

	Shares	Value
SL Green Realty Corp REIT	10,826	$870,086
State Street Corp	49,013	2,747,669
SunTrust Banks Inc	56,694	3,563,218
SVB Financial Group *	6,758	1,517,779
Synchrony Financial	81,561	2,827,720
T Rowe Price Group Inc	30,390	3,334,087
The Allstate Corp	42,796	4,351,925
The Bank of New York Mellon Corp	113,261	5,000,473
The Charles Schwab Corp	152,342	6,122,625
The Goldman Sachs Group Inc	43,985	8,999,331
The Hartford Financial Services Group Inc	45,516	2,536,152
The Macerich Co REIT	13,759	460,789
The PNC Financial Services Group Inc	58,374	8,013,583
The Progressive Corp	75,387	6,025,683
The Travelers Cos Inc	33,947	5,075,755
The Western Union Co	56,815	1,130,050
Torchmark Corp	13,426	1,201,090
UDR Inc REIT	35,406	1,589,375
Unum Group	28,082	942,151
US Bancorp	192,470	10,085,428
Ventas Inc REIT	46,132	3,153,122
Visa Inc ‘A’	223,651	38,814,631
Vornado Realty Trust REIT	21,898	1,403,662
Wells Fargo & Co	520,215	24,616,574
Welltower Inc REIT	49,979	4,074,788
Weyerhaeuser Co REIT	96,173	2,533,197
Willis Towers Watson PLC	16,713	3,201,208
Zions Bancorp NA	24,619	1,131,982

		563,589,837

Industrial - 9.2%

3M Co	74,139	12,851,254
Agilent Technologies Inc	40,905	3,054,376
Allegion PLC	12,057	1,332,901
Amcor PLC * (United Kingdom)	208,897	2,400,227
AMETEK Inc	29,356	2,666,699
Amphenol Corp ‘A’	38,512	3,694,841
AO Smith Corp	18,447	869,961
Arconic Inc	53,865	1,390,794
Ball Corp	43,655	3,055,413
Caterpillar Inc	73,549	10,023,993
CH Robinson Worldwide Inc	17,725	1,495,104
CSX Corp	98,863	7,649,030
Cummins Inc	18,634	3,192,750
Deere & Co	41,175	6,823,109
Dover Corp	18,866	1,890,373
Eaton Corp PLC	54,688	4,554,417
Emerson Electric Co	78,927	5,266,009
Expeditors International of Washington Inc	22,379	1,697,671
FedEx Corp	30,877	5,069,695
FLIR Systems Inc	17,629	953,729
Flowserve Corp	16,570	873,073
Fortive Corp	37,730	3,075,750
Fortune Brands Home & Security Inc	18,123	1,035,367
Garmin Ltd	15,476	1,234,985
General Dynamics Corp	35,046	6,372,064
General Electric Co	1,121,135	11,771,918
Honeywell International Inc	93,725	16,363,448
Huntington Ingalls Industries Inc	5,507	1,237,643
Illinois Tool Works Inc	38,763	5,845,848
Ingersoll-Rand PLC	31,160	3,947,037
Jacobs Engineering Group Inc	15,277	1,289,226
JB Hunt Transport Services Inc	11,081	1,012,914
Johnson Controls International PLC	102,345	4,227,872
Kansas City Southern	13,059	1,590,847
Keysight Technologies Inc *	23,811	2,138,466
L3 Technologies Inc	10,075	2,470,088
L3Harris Technologies Inc	15,050	2,846,407
Lockheed Martin Corp	31,646	11,504,587
Martin Marietta Materials Inc	8,024	1,846,403

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Masco Corp	37,369	$1,466,360
Mettler-Toledo International Inc *	3,229	2,712,360
Norfolk Southern Corp	34,431	6,863,131
Northrop Grumman Corp	21,909	7,079,017
Packaging Corp of America	11,950	1,139,074
Parker-Hannifin Corp	16,784	2,853,448
Pentair PLC	20,989	780,791
PerkinElmer Inc	14,021	1,350,783
Raytheon Co	35,823	6,228,903
Republic Services Inc	27,674	2,397,675
Rockwell Automation Inc	15,276	2,502,667
Roper Technologies Inc	13,351	4,889,937
Sealed Air Corp	19,700	842,766
Snap-on Inc	7,182	1,189,626
Stanley Black & Decker Inc	19,426	2,809,194
TE Connectivity Ltd	43,406	4,157,427
Textron Inc	30,108	1,596,928
The Boeing Co	67,295	24,496,053
TransDigm Group Inc *	6,224	3,011,171
Union Pacific Corp	91,035	15,394,929
United Parcel Service Inc ‘B’	89,599	9,252,889
United Technologies Corp	104,447	13,598,999
Vulcan Materials Co	16,693	2,292,116
Wabtec Corp	17,080	1,225,661
Waste Management Inc	50,186	5,789,959
Waters Corp *	9,234	1,987,526
Westrock Co	32,188	1,173,896
Xylem Inc	22,811	1,907,912

		291,607,487

Technology - 16.6%

Accenture PLC ‘A’	82,031	15,156,868
Activision Blizzard Inc	97,663	4,609,694
Adobe Inc *	62,815	18,508,440
Advanced Micro Devices Inc *	112,494	3,416,443
Akamai Technologies Inc *	20,986	1,681,818
Analog Devices Inc	47,152	5,322,046
ANSYS Inc *	10,633	2,177,851
Apple Inc	562,156	111,261,915
Applied Materials Inc	120,392	5,406,805
Autodesk Inc *	28,059	4,570,811
Broadcom Inc	51,007	14,682,875
Broadridge Financial Solutions Inc	14,729	1,880,599
Cadence Design Systems Inc *	35,860	2,539,247
Cerner Corp	42,139	3,088,789
Citrix Systems Inc	16,340	1,603,608
Cognizant Technology Solutions Corp ‘A’	73,689	4,671,146
DXC Technology Co	34,626	1,909,624
Electronic Arts Inc *	38,717	3,920,483
Fidelity National Information Services Inc	41,765	5,123,730
Fiserv Inc *	50,384	4,593,005
Fortinet Inc *	18,983	1,458,464
Hewlett Packard Enterprise Co	172,228	2,574,809
HP Inc	193,724	4,027,522
Intel Corp	575,786	27,562,876
International Business Machines Corp	114,031	15,724,875
Intuit Inc	33,461	8,744,363
IPG Photonics Corp *	4,569	704,768
Jack Henry & Associates Inc	9,799	1,312,282
KLA-Tencor Corp	21,251	2,511,868
Lam Research Corp	19,630	3,687,299
Maxim Integrated Products Inc	35,366	2,115,594
Microchip Technology Inc	30,575	2,650,852
Micron Technology Inc *	142,331	5,492,553
Microsoft Corp	985,514	132,019,455
MSCI Inc	10,895	2,601,617
NetApp Inc	32,289	1,992,231
NVIDIA Corp	78,035	12,815,688
Oracle Corp	312,076	17,778,970
Paychex Inc	41,002	3,374,055

	Shares	Value
Qorvo Inc *	16,037	$1,068,225
QUALCOMM Inc	156,149	11,878,254
Red Hat Inc *	22,860	4,292,194
salesforce.com Inc *	98,576	14,956,936
Seagate Technology PLC	33,473	1,577,248
Skyworks Solutions Inc	22,191	1,714,699
Synopsys Inc *	19,215	2,472,778
Take-Two Interactive Software Inc *	14,502	1,646,412
Texas Instruments Inc	120,819	13,865,188
Western Digital Corp	37,317	1,774,423
Xerox Corp	26,758	947,501
Xilinx Inc	32,779	3,865,300

		525,335,096

Utilities - 3.3%

AES Corp	84,059	1,408,829
Alliant Energy Corp	30,453	1,494,633
Ameren Corp	31,340	2,353,947
American Electric Power Co Inc	63,787	5,613,894
American Water Works Co Inc	23,260	2,698,160
Atmos Energy Corp	14,943	1,577,383
CenterPoint Energy Inc	63,829	1,827,424
CMS Energy Corp	36,371	2,106,245
Consolidated Edison Inc	41,344	3,625,042
Dominion Energy Inc	103,042	7,967,207
DTE Energy Co	23,367	2,988,172
Duke Energy Corp	93,865	8,282,648
Edison International	41,730	2,813,019
Entergy Corp	24,768	2,549,370
Evergy Inc	31,393	1,888,289
Eversource Energy	40,586	3,074,795
Exelon Corp	125,080	5,996,335
FirstEnergy Corp	65,165	2,789,714
NextEra Energy Inc	61,509	12,600,734
NiSource Inc	48,651	1,401,149
NRG Energy Inc	35,792	1,257,015
Pinnacle West Capital Corp	14,341	1,349,345
PPL Corp	92,035	2,854,005
Public Service Enterprise Group Inc	65,458	3,850,240
Sempra Energy	35,061	4,818,784
The Southern Co	133,484	7,378,996
WEC Energy Group Inc	40,521	3,378,236
Xcel Energy Inc	66,703	3,968,161

		103,911,771

Total Common Stocks (Cost $2,159,002,140)		3,143,014,565

	Principal Amount

SHORT-TERM INVESTMENT - 0.7%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $23,737,915; collateralized by U.S. Treasury Notes: 1.750% due 06/15/22 and value $24,216,363)	$23,736,926	23,736,926

Total Short-Term Investment (Cost $23,736,926)		23,736,926

TOTAL INVESTMENTS - 99.9% (Cost $2,182,739,066)		3,166,751,491

DERIVATIVES - 0.0%
(See Note (b) in Notes to Schedule of Investments)		165,058

OTHER ASSETS & LIABILITIES, NET - 0.1%		2,778,834

NET ASSETS - 100.0%		$3,169,695,383

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	21.9%
Financial	17.8%
Technology	16.6%
Communications	14.9%
Industrial	9.2%
Consumer, Cyclical	8.3%
Energy	5.0%
Utilities	3.3%
Others (each less than 3.0%)	2.9%

99.9%
Derivatives	0.0%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Open futures contracts outstanding as of June 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	09/19	172	$25,155,062	$25,320,120	$165,058

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$3,143,014,565	$3,143,014,565	$-	$-
	Short-Term Investment	23,736,926	-	23,736,926	-
	Derivatives:
	Equity Contracts
	Futures	165,058	165,058	-	-

	Total	$3,166,916,549	$3,143,179,623	$23,736,926	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Corium International Inc - Contingent Value Rights *	409	$74
Hertz Global Holdings Inc Exp 07/12/19 *	6,877	13,410

		13,484

Industrial - 0.0%

Babcock & Wilcox Enterprises Inc Exp 07/18/19 *	4,111	174

Total Rights (Cost $9,568)		13,658

COMMON STOCKS - 97.6%

Basic Materials - 6.2%

AdvanSix Inc *	3,481	85,041
AK Steel Holding Corp *	22,061	52,285
Allegheny Technologies Inc *	15,413	388,408
American Vanguard Corp	3,484	53,688
Amyris Inc *	3,992	14,212
Carpenter Technology Corp	49,551	2,377,457
Century Aluminum Co *	6,166	42,607
Clearwater Paper Corp *	1,900	35,131
Cleveland-Cliffs Inc	29,382	313,506
Coeur Mining Inc *	24,913	108,122
Commercial Metals Co	14,414	257,290
Covia Holdings Corp *	5,092	9,980
Energy Fuels Inc *	11,100	34,743
Ferro Corp *	1,854	29,293
Gold Resource Corp	7,082	23,937
Hawkins Inc	1,211	52,570
HB Fuller Co	1,580	73,312
Hecla Mining Co	59,068	106,322
Innophos Holdings Inc	2,406	70,039
Innospec Inc	407	37,135
Intrepid Potash Inc *	11,870	39,883
Kaiser Aluminum Corp	951	92,827
Koppers Holdings Inc *	647	18,996
Kraton Corp *	2,753	85,536
Kronos Worldwide Inc	2,804	42,957
Landec Corp *	85,364	799,861
Livent Corp *	17,963	124,304
Materion Corp	1,473	99,884
Minerals Technologies Inc	48,032	2,570,192
Neenah Inc	352	23,778
Novagold Resources Inc * (Canada)	8,481	50,123
OceanaGold Corp (Australia)	989,154	2,704,113
Oil-Dri Corp of America	632	21,513
Orion Engineered Carbons SA (Luxembourg)	2,392	51,213
PH Glatfelter Co	109,462	1,847,719
PolyOne Corp	532	16,700
PQ Group Holdings Inc *	4,612	73,100
Rayonier Advanced Materials Inc	5,876	38,135
Reliance Steel & Aluminum Co	14,997	1,419,016
Schnitzer Steel Industries Inc ‘A’	3,141	82,200
Schweitzer-Mauduit International Inc	3,785	125,586
Sensient Technologies Corp	2,444	179,585
Stepan Co	2,233	205,235
Tronox Holdings PLC ‘A’ *	6,380	81,536
United States Lime & Minerals Inc	220	17,600
Valhi Inc	3,586	10,650
Verso Corp ‘A’ *	4,019	76,562

		15,063,882

	Shares	Value
Communications - 2.5%

ADTRAN Inc	5,902	$90,005
ATN International Inc	1,353	78,109
Boston Omaha Corp ‘A’ *	344	7,964
CalAmp Corp *	3,990	46,603
Calix Inc *	2,720	17,843
Cars.com Inc *	7,117	140,347
Casa Systems Inc *	396	2,546
Cincinnati Bell Inc *	6,011	29,754
Clear Channel Outdoor Holdings Inc *	3,512	16,577
comScore Inc *	5,985	30,883
Consolidated Communications Holdings Inc *	8,860	43,680
Cumulus Media Inc ‘A’ *	1,737	32,221
DASAN Zhone Solutions Inc *	43	559
DHI Group Inc *	6,243	22,287
Digi International Inc *	3,455	43,809
Entercom Communications Corp ‘A’	15,155	87,899
Entravision Communications Corp ‘A’	6,604	20,604
ePlus Inc *	191	13,168
Finisar Corp *	73,468	1,680,213
Fluent Inc *	395	2,125
Frontier Communications Corp *	12,844	22,477
Gannett Co Inc	13,003	106,104
Gray Television Inc *	6,632	108,698
Harmonic Inc *	10,757	59,701
HealthStream Inc *	1,974	51,048
Hemisphere Media Group Inc *	141	1,822
Houghton Mifflin Harcourt Co *	12,781	73,619
IDT Corp ‘B’ *	529	5,010
Infinera Corp *	21,442	62,396
Inseego Corp *	5,412	25,923
Intelsat SA *	8,210	159,684
Iridium Communications Inc *	12,125	282,027
KVH Industries Inc *	1,942	21,110
Lands’ End Inc *	1,331	16,265
Leaf Group Ltd *	543	4,024
Lee Enterprises Inc *	6,523	14,611
Liberty Expedia Holdings Inc ‘A’ *	6,305	301,316
Liberty Latin America Ltd ‘A’ * (Chile)	5,590	96,316
Liberty Latin America Ltd ‘C’ * (Chile)	14,013	240,883
Limelight Networks Inc *	8,167	22,051
Liquidity Services Inc *	3,468	21,120
LogMeIn Inc	4,123	303,783
Marchex Inc ‘B’ *	4,141	19,463
Maxar Technologies Inc *	7,305	57,125
MSG Networks Inc ‘A’ *	7,169	148,685
National CineMedia Inc	6,800	44,608
NeoPhotonics Corp *	4,542	18,986
NETGEAR Inc *	3,806	96,254
New Media Investment Group Inc	7,529	71,074
ORBCOMM Inc *	1,735	12,579
Overstock.com Inc *	2,778	37,781
Preformed Line Products Co	380	21,098
Quotient Technology Inc *	8,715	93,599
Ribbon Communications Inc *	7,262	35,511
RigNet Inc *	194	1,956
Saga Communications Inc ‘A’	469	14,652
Scholastic Corp	3,471	115,376
Spok Holdings Inc	2,293	34,487
Stamps.com Inc *	2,057	93,120
Stitch Fix Inc ‘A’ *	576	18,426
TEGNA Inc	26,640	403,596
TESSCO Technologies Inc	747	13,341
The EW Scripps Co ‘A’	6,693	102,336
The Meet Group Inc *	3,228	11,233
The Rubicon Project Inc *	1,888	12,008
Tribune Publishing Co	2,147	17,112
TrueCar Inc *	1,786	9,752
Value Line Inc	57	1,568

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Vonage Holdings Corp *	8,937	$101,256
WideOpenWest Inc *	3,022	21,940

		6,036,106

Consumer, Cyclical - 10.9%

Abercrombie & Fitch Co ‘A’	8,186	131,303
Acushnet Holdings Corp	4,261	111,894
Adient PLC	10,743	260,733
AMC Entertainment Holdings Inc ‘A’	6,409	59,796
American Axle & Manufacturing Holdings Inc *	13,778	175,807
American Eagle Outfitters Inc	2,012	34,003
Anixter International Inc *	3,737	223,136
Ascena Retail Group Inc *	18,140	11,065
At Home Group Inc *	5,442	36,244
Barnes & Noble Education Inc *	4,696	15,779
Barnes & Noble Inc	7,318	48,957
Bassett Furniture Industries Inc	1,287	19,627
BBX Capital Corp	8,000	39,280
Beacon Roofing Supply Inc *	6,754	248,007
Beazer Homes USA Inc *	3,653	35,105
Bed Bath & Beyond Inc	15,460	179,645
Big Lots Inc	4,884	139,731
Biglari Holdings Inc ‘A’ *	1	531
Biglari Holdings Inc ‘B’ *	21	2,181
BJ’s Wholesale Club Holdings Inc *	9,104	240,346
Blue Bird Corp *	870	17,130
BlueLinx Holdings Inc *	1,092	21,633
BMC Stock Holdings Inc *	8,162	173,034
Boyd Gaming Corp	893	24,057
Brinker International Inc	17,079	672,059
Caleres Inc	46,325	922,794
Callaway Golf Co	11,450	196,482
Cannae Holdings Inc *	8,276	239,838
Carrols Restaurant Group Inc *	4,036	36,445
Carter’s Inc	18,718	1,825,754
Century Casinos Inc *	3,280	31,816
Century Communities Inc *	1,859	49,412
Chico’s FAS Inc	14,366	48,413
Chuy’s Holdings Inc *	1,548	35,480
Cinemark Holdings Inc	61,245	2,210,944
Citi Trends Inc	1,485	21,711
Clarus Corp	1,149	16,592
Commercial Vehicle Group Inc *	3,724	29,866
CompX International Inc	170	2,873
Conn’s Inc *	2,439	43,463
Cooper Tire & Rubber Co	6,153	194,127
Cooper-Standard Holdings Inc *	2,130	97,597
Crocs Inc *	17,000	335,750
Culp Inc	1,347	25,593
Daktronics Inc	4,471	27,586
Dana Inc	17,698	352,898
Del Frisco’s Restaurant Group Inc *	4,021	32,007
Del Taco Restaurants Inc *	3,475	44,550
Delta Apparel Inc *	741	17,176
Denny’s Corp *	1,805	37,057
Designer Brands Inc ‘A’	5,158	98,879
Dillard’s Inc ‘A’	1,307	81,400
Dine Brands Global Inc	820	78,285
Drive Shack Inc *	944	4,427
El Pollo Loco Holdings Inc *	2,651	28,260
Empire Resorts Inc *	222	2,131
Eros International PLC * (India)	3,992	5,389
Escalade Inc	1,294	14,842
Ethan Allen Interiors Inc	2,931	61,727
Express Inc *	8,137	22,214
EZCORP Inc ‘A’ *	6,372	60,343
Fiesta Restaurant Group Inc *	2,870	37,712
Flexsteel Industries Inc	934	15,934
Fossil Group Inc *	5,733	65,929
Foundation Building Materials Inc *	1,261	22,421

	Shares	Value
G-III Apparel Group Ltd *	5,543	$163,075
Gaia Inc *	1,245	9,437
GameStop Corp ‘A’ *	12,540	68,594
Genesco Inc *	2,165	91,558
GMS Inc *	2,188	48,136
GNC Holdings Inc ‘A’ *	10,346	15,519
Golden Entertainment Inc *	1,073	15,022
Green Brick Partners Inc *	2,791	23,193
Group 1 Automotive Inc	2,162	177,046
Guess? Inc	7,019	113,357
H&E Equipment Services Inc	885	25,745
Haverty Furniture Cos Inc	2,294	39,067
Hawaiian Holdings Inc	5,856	160,630
Hibbett Sports Inc *	2,099	38,202
HNI Corp	1,126	39,838
Hooker Furniture Corp	1,319	27,198
Hudson Ltd ‘A’ *	4,555	62,813
Interface Inc	694	10,639
International Speedway Corp ‘A’	2,849	127,892
J Alexander’s Holdings Inc *	1,531	17,193
J. Jill Inc	2,066	4,111
Jack in the Box Inc	10,483	853,211
JC Penney Co Inc *	39,590	45,133
Johnson Outdoors Inc ‘A’	237	17,673
KB Home	8,289	213,276
Kimball International Inc ‘B’	525	9,151
Knoll Inc	315	7,239
Kontoor Brands Inc *	4,131	115,751
La-Z-Boy Inc	3,168	97,131
LCI Industries	28,275	2,544,750
Lifetime Brands Inc	1,407	13,310
Lithia Motors Inc ‘A’	1,039	123,412
Lumber Liquidators Holdings Inc *	2,820	32,571
M/I Homes Inc *	3,242	92,527
MarineMax Inc *	2,576	42,349
Marriott Vacations Worldwide Corp	4,444	428,402
MDC Holdings Inc	6,071	199,007
Meritage Homes Corp *	4,431	227,488
Meritor Inc *	1,634	39,625
Mesa Air Group Inc *	1,425	13,025
Methode Electronics Inc	4,474	127,822
Miller Industries Inc	1,289	39,637
Mobile Mini Inc	3,664	111,496
Modine Manufacturing Co *	6,046	86,518
Monarch Casino & Resort Inc *	306	13,078
Motorcar Parts of America Inc *	2,331	49,907
Movado Group Inc	1,966	53,082
Navistar International Corp *	6,080	209,456
Office Depot Inc	67,329	138,698
OneSpaWorld Holdings Ltd * (Bahamas)	5,563	86,226
Oxford Industries Inc	1,247	94,523
Papa John’s International Inc	293	13,103
Party City Holdco Inc *	6,568	48,143
PC Connection Inc	1,360	47,573
PCM Inc *	371	13,000
Penn National Gaming Inc *	12,099	233,027
PetMed Express Inc	1,742	27,297
Pier 1 Imports Inc *	1	5
Potbelly Corp *	2,574	13,102
PriceSmart Inc	2,517	128,669
Purple Innovation Inc *	346	2,336
RCI Hospitality Holdings Inc	1,107	19,384
Reading International Inc ‘A’ *	2,223	28,855
Red Lion Hotels Corp *	2,927	20,811
Red Robin Gourmet Burgers Inc *	1,564	47,811
Regis Corp *	3,268	54,249
REV Group Inc	2,776	40,002
RH *	1,599	184,844
Rite Aid Corp *	6,623	53,050
Rocky Brands Inc	854	23,297

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
RTW RetailWinds Inc *	3,662	$6,225
Rush Enterprises Inc ‘A’	3,387	123,693
Rush Enterprises Inc ‘B’	544	20,079
Sally Beauty Holdings Inc *	14,777	197,125
ScanSource Inc *	3,158	102,824
Shoe Carnival Inc	1,164	32,126
Signet Jewelers Ltd (NYSE)	6,405	114,521
SkyWest Inc	6,136	372,271
Sleep Number Corp *	293	11,834
Sonic Automotive Inc ‘A’	2,933	68,486
Spartan Motors Inc	1,102	12,078
Speedway Motorsports Inc	1,457	27,027
Spirit Airlines Inc *	1,809	86,344
Sportsman’s Warehouse Holdings Inc *	5,165	19,524
Standard Motor Products Inc	2,023	91,723
Steelcase Inc ‘A’	8,082	138,202
Superior Group of Cos Inc	978	16,753
Systemax Inc	383	8,487
Tailored Brands Inc	724	4,177
Taylor Morrison Home Corp *	11,339	237,665
Tenneco Inc ‘A’ *	6,222	69,002
The Buckle Inc	3,547	61,399
The Cato Corp ‘A’	2,645	32,586
The Container Store Group Inc *	1,856	13,586
The Habit Restaurants Inc ‘A’ *	1,711	17,948
The Marcus Corp	2,749	90,607
The Michaels Cos Inc *	10,482	91,193
The St Joe Co *	4,156	71,816
Tile Shop Holdings Inc	4,772	19,088
Tilly’s Inc ‘A’	2,661	20,303
Titan International Inc	6,319	30,900
Titan Machinery Inc *	2,273	46,778
Toll Brothers Inc	29,826	1,092,228
Tower International Inc	2,433	47,444
TRI Pointe Group Inc *	17,335	207,500
Triton International Ltd (Bermuda)	6,970	228,337
Tupperware Brands Corp	6,008	114,332
Unifi Inc *	15,474	281,163
UniFirst Corp	1,852	349,232
Universal Electronics Inc *	155	6,358
Vera Bradley Inc *	2,448	29,376
Veritiv Corp *	1,589	30,858
Vince Holding Corp *	368	5,134
Vista Outdoor Inc *	7,035	62,471
Visteon Corp *	3,460	202,687
Wabash National Corp	6,698	108,976
Waitr Holdings Inc *	5,161	32,463
Weyco Group Inc	781	20,861
William Lyon Homes ‘A’ *	3,896	71,024
Wingstop Inc	274	25,962
Winmark Corp	177	30,648
Winnebago Industries Inc	1,131	43,713
Wolverine World Wide Inc	5,505	151,608
World Fuel Services Corp	8,133	292,463
Wyndham Hotels & Resorts Inc	35,200	1,962,048
Zumiez Inc *	2,442	63,736

		26,516,489

Consumer, Non-Cyclical - 7.6%

Aaron’s Inc	944	57,971
Abeona Therapeutics Inc *	3,938	18,824
ABM Industries Inc	8,147	325,880
Acacia Research Corp *	6,243	18,479
Acceleron Pharma Inc *	976	40,094
ACCO Brands Corp	12,405	97,627
AcelRx Pharmaceuticals Inc *	6,375	16,129
Achillion Pharmaceuticals Inc *	17,137	45,927
Aclaris Therapeutics Inc *	3,756	8,226
Acorda Therapeutics Inc *	5,498	42,170
Adamas Pharmaceuticals Inc *	2,762	17,124

	Shares	Value
Adtalem Global Education Inc *	6,919	$311,701
Aduro Biotech Inc *	1,345	2,071
Aeglea BioTherapeutics Inc *	2,731	18,707
Affimed NV * (Germany)	1,231	3,533
Akebia Therapeutics Inc *	14,445	69,914
Akorn Inc *	9,961	51,299
Aldeyra Therapeutics Inc *	773	4,638
Alico Inc	479	14,533
Alphatec Holdings Inc *	546	2,479
AMAG Pharmaceuticals Inc *	4,092	40,879
American Public Education Inc *	2,001	59,190
American Renal Associates Holdings Inc *	1,301	9,679
AnaptysBio Inc *	471	26,574
AngioDynamics Inc *	4,456	87,739
Anika Therapeutics Inc *	1,684	68,404
Apyx Medical Corp *	3,523	23,675
Aratana Therapeutics Inc *	365	1,883
Arcus Biosciences Inc *	3,850	30,608
Ardelyx Inc *	6,185	16,638
Arena Pharmaceuticals Inc *	1,244	72,936
Arlo Technologies Inc *	9,043	36,262
ArQule Inc *	1,225	13,487
ASGN Inc *	778	47,147
Assembly Biosciences Inc *	2,483	33,496
Assertio Therapeutics Inc *	7,922	27,331
Avanos Medical Inc *	5,799	252,894
Avid Bioservices Inc *	462	2,587
B&G Foods Inc	7,148	148,678
Bellicum Pharmaceuticals Inc *	407	692
Beyondspring Inc *	109	2,583
BG Staffing Inc	687	12,971
BioCryst Pharmaceuticals Inc *	2,197	8,327
BioScrip Inc *	13,098	34,055
BioTime Inc *	13,243	14,567
Brookdale Senior Living Inc *	22,626	163,133
Cadiz Inc *	1,567	17,629
CAI International Inc *	2,070	51,377
Cal-Maine Foods Inc	3,854	160,789
Calithera Biosciences Inc *	3,904	15,226
Cambrex Corp *	42,227	1,976,646
Cara Therapeutics Inc *	542	11,653
Cardtronics PLC ‘A’ *	882	24,096
Care.com Inc *	233	2,558
CareDx Inc *	297	10,689
Carriage Services Inc	2,047	38,913
CASI Pharmaceuticals Inc *	607	1,942
cbdMD Inc *	1,134	6,691
CBIZ Inc *	6,343	124,259
CEL-SCI Corp *	332	2,782
Cellular Biomedicine Group Inc *	334	5,521
Central Garden & Pet Co *	1,287	34,685
Central Garden & Pet Co ‘A’ *	5,201	128,153
Cerus Corp *	2,073	11,650
Chimerix Inc *	5,753	24,853
Coherus Biosciences Inc *	4,433	97,969
Community Health Systems Inc *	10,865	29,010
Concert Pharmaceuticals Inc *	2,696	32,352
Constellation Pharmaceuticals Inc *	117	1,437
CRA International Inc	730	27,981
Craft Brew Alliance Inc *	1,279	17,893
Cross Country Healthcare Inc *	3,742	35,100
Cyclerion Therapeutics Inc *	211	2,416
Cytokinetics Inc *	495	5,569
Darling Ingredients Inc *	20,115	400,087
Dean Foods Co *	8,983	8,299
Diplomat Pharmacy Inc *	7,046	42,910
Dynavax Technologies Corp *	878	3,503
Edgewell Personal Care Co *	6,667	179,676
ElectroCore Inc *	1,538	3,076
elf Beauty Inc *	2,721	38,366

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Eloxx Pharmaceuticals Inc *	325	$3,240
Emerald Expositions Events Inc	3,121	34,799
Endo International PLC *	25,990	107,079
Ennis Inc	3,147	64,576
Enochian Biosciences Inc *	506	2,277
Enzo Biochem Inc *	5,386	18,151
Epizyme Inc *	2,557	32,090
Evelo Biosciences Inc *	1,346	12,087
EyePoint Pharmaceuticals Inc *	2,583	4,236
Farmer Brothers Co *	1,260	20,626
FibroGen Inc *	971	43,870
Five Prime Therapeutics Inc *	4,137	24,946
Fresh Del Monte Produce Inc	3,822	103,003
FTI Consulting Inc *	4,194	351,625
G1 Therapeutics Inc *	1,691	51,846
Geron Corp *	21,142	29,810
Gossamer Bio Inc *	1,130	25,063
GP Strategies Corp *	1,520	22,922
Green Dot Corp ‘A’ *	1,039	50,807
Gritstone Oncology Inc *	2,366	26,357
Hanger Inc *	3,701	70,874
Harpoon Therapeutics Inc *	418	5,434
Harvard Bioscience Inc *	402	804
Heidrick & Struggles International Inc	2,056	61,618
Herc Holdings Inc *	2,738	125,483
Hertz Global Holdings Inc *	7,707	123,004
Hostess Brands Inc *	12,198	176,139
Huron Consulting Group Inc *	25,710	1,295,270
ICF International Inc	833	60,642
ImmunoGen Inc *	7,963	17,280
Immunomedics Inc *	2,010	27,879
Information Services Group Inc *	4,084	12,905
Ingles Markets Inc ‘A’	1,709	53,201
Integer Holdings Corp *	1,074	90,130
Intellia Therapeutics Inc *	1,279	20,937
Intra-Cellular Therapies Inc *	2,681	34,799
Intrexon Corp *	6,542	50,112
Invacare Corp	4,131	21,440
Jounce Therapeutics Inc *	1,965	9,727
K12 Inc *	4,348	132,223
Kala Pharmaceuticals Inc *	1,301	8,300
Kelly Services Inc ‘A’	4,050	106,070
Kezar Life Sciences Inc *	1,784	13,755
Kiniksa Pharmaceuticals Ltd ‘A’ *	104	1,408
Lancaster Colony Corp	632	93,915
Lannett Co Inc *	3,753	22,743
Laureate Education Inc ‘A’ *	11,652	183,053
LeMaitre Vascular Inc	279	7,806
Ligand Pharmaceuticals Inc *	1,967	224,533
Limoneira Co	1,389	27,697
LivaNova PLC *	1,250	89,950
LiveRamp Holdings Inc *	8,359	405,244
LSC Communications Inc	4,044	14,842
Luminex Corp	5,136	106,007
MacroGenics Inc *	3,102	52,641
Magellan Health Inc *	1,177	87,369
Mallinckrodt PLC *	10,171	93,370
Maple Leaf Foods Inc (Canada)	148,602	3,254,481
Matthews International Corp ‘A’	3,787	131,977
Menlo Therapeutics Inc *	1,885	11,291
Meridian Bioscience Inc *	4,713	55,990
Mersana Therapeutics Inc *	4,382	17,747
Minerva Neurosciences Inc *	408	2,297
Molecular Templates Inc *	758	6,329
Myriad Genetics Inc *	7,580	210,572
NanoString Technologies Inc *	381	11,563
Nathan’s Famous Inc	211	16,483
National HealthCare Corp	1,504	122,050
Natural Grocers by Vitamin Cottage Inc *	1,175	11,809
Nature’s Sunshine Products Inc *	1,123	10,433

	Shares	Value
Navigant Consulting Inc	4,770	$110,616
Neon Therapeutics Inc *	1,591	7,541
Novavax Inc *	1,938	11,357
OPKO Health Inc *	41,632	101,582
OraSure Technologies Inc *	7,519	69,776
Orthofix Medical Inc *	542	28,661
Osmotica Pharmaceuticals PLC *	977	3,713
Owens & Minor Inc	7,529	24,093
Pacific Biosciences of California Inc *	1,548	9,365
Patterson Cos Inc	10,247	234,656
PDL BioPharma Inc *	14,575	45,766
Phibro Animal Health Corp ‘A’	167	5,306
PolarityTE Inc *	1,708	9,736
Prestige Consumer Healthcare Inc *	6,409	203,037
Principia Biopharma Inc *	115	3,817
Protagonist Therapeutics Inc *	690	8,356
Prothena Corp PLC * (Ireland)	4,838	51,138
Pyxus International Inc *	1,051	15,975
Quad/Graphics Inc	3,850	30,454
Quanex Building Products Corp	4,112	77,676
Reata Pharmaceuticals Inc ‘A’ *	1,423	134,260
Resources Connection Inc	2,593	41,514
resTORbio Inc *	1,702	17,360
Revance Therapeutics Inc *	888	11,517
Revlon Inc ‘A’ *	155	2,996
Rigel Pharmaceuticals Inc *	1,951	5,092
Rockwell Medical Inc *	301	906
Rosetta Stone Inc *	2,106	48,185
RR Donnelley & Sons Co	8,925	17,582
RTI Surgical Holdings Inc *	6,897	29,312
Sanderson Farms Inc	388	52,985
Sangamo Therapeutics Inc *	4,120	44,372
SEACOR Marine Holdings Inc *	2,347	35,111
SeaSpine Holdings Corp *	2,002	26,527
Seneca Foods Corp ‘A’ *	863	24,017
Sientra Inc *	393	2,421
Solid Biosciences Inc *	1,289	7,412
SP Plus Corp *	2,781	88,797
SpartanNash Co	4,484	52,328
Spectrum Pharmaceuticals Inc *	1,011	8,705
Spero Therapeutics Inc *	1,214	13,973
Strongbridge Biopharma PLC *	4,431	13,869
Surgery Partners Inc *	2,658	21,636
Sutro Biopharma Inc *	1,073	12,211
Syneos Health Inc *	7,063	360,849
Synlogic Inc *	1,930	17,563
Synthorx Inc *	182	2,459
TCR2 Therapeutics Inc *	195	2,790
Team Inc *	3,707	56,791
Tejon Ranch Co *	2,631	43,648
Tenet Healthcare Corp *	822	16,983
Textainer Group Holdings Ltd * (China)	3,360	33,869
TG Therapeutics Inc *	1,005	8,693
The Andersons Inc	3,859	105,119
The Hackett Group Inc	260	4,365
The Medicines Co *	5,766	210,286
The Simply Good Foods Co *	8,663	208,605
TherapeuticsMD Inc *	2,551	6,633
Tivity Health Inc *	5,815	95,599
Tootsie Roll Industries Inc	210	7,755
TransEnterix Inc *	6,849	9,315
TransMedics Group Inc *	106	3,073
Triple-S Management Corp ‘B’ *	2,654	63,298
TrueBlue Inc *	4,880	107,653
Turning Point Therapeutics Inc *	60	2,442
United Natural Foods Inc *	6,159	55,246
UNITY Biotechnology Inc *	955	9,073
Universal Corp	3,011	182,979
Utah Medical Products Inc	76	7,273
Varex Imaging Corp *	2,624	80,426

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
VBI Vaccines Inc *	1,983	$2,320
Vector Group Ltd	815	7,946
Vectrus Inc *	1,408	57,109
Verrica Pharmaceuticals Inc *	920	10,690
Viking Therapeutics Inc *	7,160	59,428
Village Super Market Inc ‘A’	1,050	27,836
WaVe Life Sciences Ltd *	580	15,132
Weight Watchers International Inc *	5,730	109,443
Weis Markets Inc	1,204	43,838
Xeris Pharmaceuticals Inc *	175	2,002

		18,604,771

Diversified - 0.0%

GTY Technology Holding Inc *	3,651	25,009

Energy - 4.9%

Abraxas Petroleum Corp *	19,565	20,152
Advanced Emissions Solutions Inc	290	3,666
Arch Coal Inc ‘A’	2,066	194,638
Archrock Inc	15,893	168,466
Berry Petroleum Corp	7,750	82,150
Bonanza Creek Energy Inc *	2,393	49,966
Brigham Minerals Inc ‘A’ *	567	12,168
C&J Energy Services Inc *	8,134	95,819
California Resources Corp *	5,927	116,643
Callon Petroleum Co *	28,158	185,561
Carrizo Oil & Gas Inc *	10,892	109,138
Chaparral Energy Inc ‘A’ *	3,794	17,870
Clean Energy Fuels Corp *	16,070	42,907
CNX Resources Corp *	23,821	174,132
Comstock Resources Inc *	1,835	10,221
CONSOL Energy Inc *	3,371	89,702
Contura Energy Inc *	2,325	120,667
CVR Energy Inc	2,122	106,079
Delek US Holdings Inc	9,391	380,523
Denbury Resources Inc *	56,338	69,859
Diamond Offshore Drilling Inc *	8,004	70,995
Dril-Quip Inc *	4,454	213,792
Earthstone Energy Inc ‘A’ *	2,378	14,553
Era Group Inc *	2,494	20,800
Evolution Petroleum Corp	430	3,075
Exterran Corp *	3,830	54,463
Extraction Oil & Gas Inc *	12,275	53,151
Falcon Minerals Corp	3,913	32,869
Flotek Industries Inc *	6,966	23,057
Forum Energy Technologies Inc *	9,988	34,159
Frank’s International NV *	13,005	71,007
FTS International Inc *	2,171	12,114
FutureFuel Corp	3,242	37,899
Geospace Technologies Corp *	1,589	24,010
Goodrich Petroleum Corp *	288	3,741
Green Plains Inc *	4,760	51,313
Gulfport Energy Corp *	19,664	96,550
Hallador Energy Co	2,296	12,926
Helix Energy Solutions Group Inc *	17,334	149,592
HighPoint Resources Corp *	13,743	25,012
Hunting PLC (United Kingdom)	398,369	2,590,633
Independence Contract Drilling Inc *	5,717	9,033
Isramco Inc *	5	593
Jagged Peak Energy Inc *	2,942	24,330
Keane Group Inc *	6,481	43,552
KLX Energy Services Holdings Inc *	2,497	51,014
Laredo Petroleum Inc *	22,151	64,238
Liberty Oilfield Services Inc ‘A’	3,859	62,439
Magnolia Oil & Gas Corp ‘A’ *	12,327	142,747
Mammoth Energy Services Inc	1,593	10,960
Matador Resources Co *	12,250	243,530
Matrix Service Co *	3,310	67,061
McDermott International Inc *	22,225	214,693

	Shares	Value
Midstates Petroleum Co Inc *	1,445	$8,511
Montage Resources Corp *	2,622	15,994
MRC Global Inc *	8,830	151,170
Murphy USA Inc *	3,086	259,317
Nabors Industries Ltd	43,193	125,260
NACCO Industries Inc ‘A’	429	22,282
National Energy Services Reunited Corp *	2,889	25,134
Natural Gas Services Group Inc *	22,869	377,338
NCS Multistage Holdings Inc *	1,213	4,306
Newpark Resources Inc *	10,855	80,544
Nine Energy Service Inc *	1,974	34,209
Noble Corp PLC *	30,909	57,800
Northern Oil and Gas Inc *	34,188	65,983
NOW Inc *	13,329	196,736
Oasis Petroleum Inc *	39,129	222,253
Oceaneering International Inc *	12,129	247,310
Oil States International Inc *	7,335	134,230
Pacific Drilling SA *	3,642	45,889
Panhandle Oil and Gas Inc ‘A’	1,839	23,981
Par Pacific Holdings Inc *	4,204	86,266
Parker Drilling Co *	1,121	22,734
Pattern Energy Group Inc ‘A’	10,835	250,180
PDC Energy Inc *	8,129	293,132
Peabody Energy Corp	8,684	209,284
Penn Virginia Corp *	1,661	50,959
PrimeEnergy Resources Corp *	18	2,396
ProPetro Holding Corp *	4,219	87,333
QEP Resources Inc *	29,292	211,781
Ramaco Resources Inc *	981	5,219
Renewable Energy Group Inc *	4,508	71,497
REX American Resources Corp *	683	49,791
Ring Energy Inc *	4,215	13,699
Roan Resources Inc *	4,361	7,588
RPC Inc	7,102	51,205
SandRidge Energy Inc *	3,883	26,870
Seadrill Ltd *	7,148	29,736
Select Energy Services Inc ‘A’ *	7,241	84,068
SemGroup Corp ‘A’	9,717	116,604
SilverBow Resources Inc *	909	12,590
SM Energy Co	13,734	171,950
Smart Sand Inc *	2,796	6,822
Southwestern Energy Co *	66,648	210,608
SRC Energy Inc *	29,671	147,168
SunCoke Energy Inc *	10,809	95,984
Superior Energy Services Inc *	19,243	25,016
Talos Energy Inc *	2,470	59,404
TerraForm Power Inc ‘A’	2,615	37,395
TETRA Technologies Inc *	14,656	23,889
Thermon Group Holdings Inc *	2,845	72,974
Trecora Resources *	2,659	25,447
Ultra Petroleum Corp *	2,020	364
Unit Corp *	6,552	58,247
US Silica Holdings Inc	8,986	114,931
Us Well Services Inc *	478	2,304
W&T Offshore Inc *	11,789	58,473
Warrior Met Coal Inc	6,330	165,340
Whiting Petroleum Corp *	11,153	208,338

		11,846,061

Financial - 37.1%

1st Constitution Bancorp	948	17,510
1st Source Corp	1,754	81,386
Acadia Realty Trust REIT	9,980	273,153
ACNB Corp	870	34,426
AG Mortgage Investment Trust Inc REIT	3,870	61,533
Agree Realty Corp REIT	4,607	295,078
Aircastle Ltd	6,442	136,957
Alexander & Baldwin Inc REIT *	8,433	194,802
Allegiance Bancshares Inc *	2,369	78,982
Altisource Portfolio Solutions SA *	714	14,037

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Amalgamated Bank ‘A’	1,685	$29,403
Ambac Financial Group Inc *	5,538	93,315
Amerant Bancorp Inc *	2,367	46,654
American Equity Investment Life Holding Co	11,047	300,037
American Finance Trust Inc REIT	12,249	133,514
American National Bankshares Inc	1,232	47,740
American Realty Investors Inc *	229	3,124
Ameris Bancorp	4,548	178,236
AMERISAFE Inc	2,316	147,691
Ames National Corp	1,110	30,081
Anworth Mortgage Asset Corp REIT	12,421	47,076
Apollo Commercial Real Estate Finance Inc REIT	18,581	341,705
Ares Commercial Real Estate Corp REIT	3,282	48,771
Argo Group International Holdings Ltd	4,001	296,274
Arlington Asset Investment Corp ‘A’ REIT	4,319	29,715
Armada Hoffler Properties Inc REIT	4,405	72,903
ARMOUR Residential REIT Inc	7,276	135,625
Arrow Financial Corp	1,527	53,033
Artisan Partners Asset Management Inc ‘A’	2,855	78,570
Ashford Hospitality Trust Inc REIT	10,666	31,678
Associated Capital Group Inc ‘A’	227	8,490
Atlantic Capital Bancshares Inc *	2,678	45,847
Atlantic Union Bankshares Corp	32,044	1,132,115
Axos Financial Inc *	2,592	70,632
B. Riley Financial Inc	2,461	51,336
Banc of California Inc	5,562	77,701
BancFirst Corp	2,274	126,571
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	3,775	78,633
BancorpSouth Bank	11,689	339,449
Bank First National Corp	34	2,345
Bank of Commerce Holdings	2,147	22,951
Bank of Marin Bancorp	1,629	66,822
Bank7 Corp *	354	6,545
BankFinancial Corp	1,638	22,916
Bankwell Financial Group Inc	787	22,587
Banner Corp	4,187	226,726
Bar Harbor Bankshares	1,923	51,133
Baycom Corp *	824	18,046
BCB Bancorp Inc	1,787	24,750
Berkshire Hills Bancorp Inc	5,701	178,954
Blackstone Mortgage Trust Inc ‘A’ REIT	15,439	549,320
Blucora Inc *	1,650	50,110
Boston Private Financial Holdings Inc	10,012	120,845
Braemar Hotels & Resorts Inc REIT	3,717	36,798
Brandywine Realty Trust REIT	117,159	1,677,717
Bridge Bancorp Inc	2,052	60,452
Bridgewater Bancshares Inc *	2,892	33,374
BrightSphere Investment Group PLC	8,593	98,046
Brookline Bancorp Inc	9,762	150,140
BRT Apartments Corp REIT	1,238	17,493
Bryn Mawr Bank Corp	67,593	2,522,571
Business First Bancshares Inc	1,515	38,557
Byline Bancorp Inc *	2,835	54,205
C&F Financial Corp	404	22,062
Cadence BanCorp	15,410	320,528
Cambridge Bancorp	381	31,052
Camden National Corp	1,910	87,612
Capital Bancorp Inc *	909	11,181
Capital City Bank Group Inc	1,625	40,381
Capitol Federal Financial Inc	16,179	222,785
Capstar Financial Holdings Inc	1,762	26,694
Capstead Mortgage Corp REIT	10,514	87,792
CareTrust REIT Inc	3,001	71,364
Carolina Financial Corp	2,540	89,129
Carter Bank & Trust *	2,743	54,174
CatchMark Timber Trust Inc ‘A’ REIT	6,123	63,985
Cathay General Bancorp	9,456	339,565
CBL & Associates Properties Inc REIT	21,507	22,367

	Shares	Value
CBTX Inc	2,233	$62,837
Cedar Realty Trust Inc REIT	10,636	28,185
CenterState Bank Corp	15,420	355,123
Central Pacific Financial Corp	3,155	94,524
Central Valley Community Bancorp	1,419	30,466
Century Bancorp Inc ‘A’	287	25,227
Chatham Lodging Trust REIT	5,672	107,031
Chemical Financial Corp	46,703	1,919,960
Chemung Financial Corp	444	21,463
Cherry Hill Mortgage Investment Corp REIT	1,981	31,696
Chesapeake Lodging Trust REIT	7,319	208,006
CIM Commercial Trust Corp REIT	471	9,712
Citizens & Northern Corp	1,437	37,836
Citizens Inc *	6,095	44,493
City Holding Co	1,779	135,667
City Office REIT Inc	4,811	57,684
Civista Bancshares Inc	1,852	41,577
CNB Financial Corp	1,675	47,302
CNO Financial Group Inc	19,667	328,046
Coastal Financial Corp *	384	5,940
Codorus Valley Bancorp Inc	1,142	26,266
Colony Bankcorp Inc	876	14,848
Colony Credit Real Estate Inc REIT	9,921	153,775
Columbia Banking System Inc	80,971	2,929,531
Columbia Financial Inc *	6,450	97,395
Community Bank System Inc	6,219	409,459
Community Bankers Trust Corp	2,722	23,055
Community Healthcare Trust Inc REIT	893	35,193
Community Trust Bancorp Inc	1,909	80,732
ConnectOne Bancorp Inc	3,029	68,637
Consolidated-Tomoka Land Co	617	36,835
CoreCivic Inc REIT	14,622	303,553
CorEnergy Infrastructure Trust Inc REIT	1,564	62,028
CorePoint Lodging Inc REIT	5,140	63,685
Cowen Inc ‘A’ *	1,922	33,039
Crawford & Co ‘A’	271	2,854
Crawford & Co ‘B’	212	1,974
Cushman & Wakefield PLC *	758	13,553
Customers Bancorp Inc *	3,474	72,954
CVB Financial Corp	16,305	342,894
Deluxe Corp	5,043	205,048
Diamond Hill Investment Group Inc	45	6,377
DiamondRock Hospitality Co REIT	24,923	257,704
Dime Community Bancshares Inc	3,948	74,973
DNB Financial Corp	394	17,521
Donegal Group Inc ‘A’	1,243	18,981
Dynex Capital Inc REIT	2,892	48,441
Eagle Bancorp Inc	3,889	210,512
Easterly Government Properties Inc REIT	6,526	118,186
Elevate Credit Inc *	830	3,420
Ellington Financial Inc	3,272	58,798
EMC Insurance Group Inc	1,130	40,714
Employers Holdings Inc	3,908	165,191
Encore Capital Group Inc *	3,786	128,232
Enova International Inc *	1,389	32,016
Enstar Group Ltd * (Bermuda)	1,168	203,559
Entegra Financial Corp *	742	22,349
Enterprise Bancorp Inc	1,150	36,466
Enterprise Financial Services Corp	3,017	125,507
Equity Bancshares Inc ‘A’ *	1,849	49,294
Esquire Financial Holdings Inc *	498	12,525
ESSA Bancorp Inc	1,117	17,034
Essent Group Ltd *	5,805	272,777
Essential Properties Realty Trust Inc REIT	5,383	107,875
Evans Bancorp Inc	585	22,072
Exantas Capital Corp REIT	3,772	42,661
Farmers & Merchants Bancorp Inc	1,223	35,614
Farmers National Banc Corp	3,198	47,426
Farmland Partners Inc REIT	3,652	25,747
FB Financial Corp	1,107	40,516

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
FBL Financial Group Inc ‘A’	1,212	$77,326
Federal Agricultural Mortgage Corp ‘C’	765	55,585
FedNat Holding Co	693	9,889
FGL Holdings	17,882	150,209
Fidelity D&D Bancorp Inc	205	13,776
Fidelity Southern Corp	2,769	85,756
Financial Institutions Inc	1,947	56,755
First BanCorp	26,309	290,451
First Bancorp Inc	1,241	33,321
First Bancorp NC	3,599	131,076
First Bank	1,981	23,257
First Busey Corp	6,364	168,073
First Business Financial Services Inc	1,027	24,135
First Capital Inc	364	18,397
First Choice Bancorp	1,235	28,084
First Commonwealth Financial Corp	12,090	162,852
First Community Bankshares Inc	1,924	64,954
First Defiance Financial Corp	2,458	70,225
First Financial Bancorp	11,975	290,034
First Financial Corp	1,510	60,642
First Financial Northwest Inc	1,002	14,178
First Foundation Inc	3,329	44,742
First Guaranty Bancshares Inc	534	11,134
First Horizon National Corp	192,252	2,870,322
First Industrial Realty Trust Inc REIT	12,326	452,857
First Internet Bancorp	1,188	25,590
First Interstate BancSystem Inc ‘A’	4,582	181,493
First Merchants Corp	6,065	229,863
First Mid Bancshares Inc	1,767	61,704
First Midwest Bancorp Inc	13,075	267,645
First Northwest Bancorp	1,146	18,623
Flagstar Bancorp Inc	3,506	116,189
Flushing Financial Corp	3,381	75,058
FNCB Bancorp Inc	2,080	16,099
Forestar Group Inc *	1,329	25,982
Franklin Financial Network Inc	1,604	44,687
Franklin Financial Services Corp	486	18,526
Franklin Street Properties Corp REIT	12,903	95,224
Front Yard Residential Corp REIT	6,059	74,041
FRP Holdings Inc *	855	47,683
FS Bancorp Inc	424	21,993
Fulton Financial Corp	20,268	331,787
FVCBankcorp Inc *	1,455	28,256
GAIN Capital Holdings Inc	2,392	9,879
GAMCO Investors Inc ‘A’	94	1,802
Genworth Financial Inc ‘A’ *	61,923	229,734
German American Bancorp Inc	21,905	659,779
Getty Realty Corp REIT	4,065	125,039
Glacier Bancorp Inc	31,456	1,275,541
Gladstone Commercial Corp REIT	2,668	56,615
Gladstone Land Corp REIT	2,041	23,533
Global Indemnity Ltd (Cayman)	878	27,183
Global Medical REIT Inc	3,831	40,225
Global Net Lease Inc REIT	10,384	203,734
Granite Point Mortgage Trust Inc REIT	6,472	124,198
Great Ajax Corp REIT	1,972	27,608
Great Southern Bancorp Inc	1,387	83,012
Great Western Bancorp Inc	7,073	252,648
Greene County Bancorp Inc	79	2,324
Greenlight Capital Re Ltd ‘A’ *	3,541	30,063
Griffin Industrial Realty Inc	102	3,606
Guaranty Bancshares Inc	998	31,088
Hallmark Financial Services Inc *	1,649	23,465
Hancock Whitney Corp	10,498	420,550
Hanmi Financial Corp	3,376	75,184
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	7,024	197,936
HarborOne Bancorp Inc *	948	17,756
Hawthorn Bancshares Inc	674	18,063
HCI Group Inc	799	32,336

	Shares	Value
Healthcare Realty Trust Inc REIT	15,689	$491,379
Heartland Financial USA Inc	4,028	180,172
Heritage Commerce Corp	4,543	55,652
Heritage Financial Corp	4,511	133,255
Heritage Insurance Holdings Inc	2,914	44,905
Hersha Hospitality Trust REIT	4,329	71,602
Highwoods Properties Inc REIT	55,051	2,273,606
Hilltop Holdings Inc	8,836	187,942
Hingham Institution for Savings	94	18,613
Home Bancorp Inc	964	37,095
Home BancShares Inc	19,043	366,768
HomeStreet Inc *	3,055	90,550
HomeTrust Bancshares Inc	1,386	34,844
Hope Bancorp Inc	14,950	206,011
Horace Mann Educators Corp	86,154	3,471,145
Horizon Bancorp Inc	4,601	75,180
Howard Bancorp Inc *	1,557	23,620
IBERIABANK Corp	6,618	501,975
Independence Holding Co	606	23,464
Independence Realty Trust Inc REIT	11,017	127,467
Independent Bank Corp MA	3,688	280,841
Independent Bank Corp MI	2,047	44,604
Independent Bank Group Inc	3,363	184,830
Industrial Logistics Properties Trust REIT	7,975	166,039
International Bancshares Corp	6,808	256,730
INTL. FCStone Inc *	1,953	77,319
Invesco Mortgage Capital Inc REIT	15,949	257,098
Investar Holding Corp	779	18,579
Investors Bancorp Inc	28,317	315,735
Investors Real Estate Trust REIT	1,448	84,954
Investors Title Co	139	23,213
iStar Inc REIT	2,226	27,647
James River Group Holdings Ltd	1,745	81,840
Jernigan Capital Inc REIT	2,590	53,095
Kearny Financial Corp	6,934	92,153
Kennedy-Wilson Holdings Inc	7,476	153,781
Kite Realty Group Trust REIT	10,149	153,554
KKR Real Estate Finance Trust Inc REIT	3,073	61,214
Ladder Capital Corp REIT	12,638	209,917
Ladenburg Thalmann Financial Services Inc	1,493	5,121
Lakeland Bancorp Inc	5,949	96,076
Lakeland Financial Corp	57,371	2,686,684
LCNB Corp	1,517	28,823
Legacy Housing Corp *	455	5,665
LegacyTexas Financial Group Inc	3,529	143,666
LendingClub Corp *	40,555	133,020
Level One Bancorp Inc	649	16,219
Lexington Realty Trust REIT	28,244	265,776
Live Oak Bancshares Inc	3,125	53,594
LTC Properties Inc REIT	36,493	1,666,270
Luther Burbank Corp	2,450	26,681
Macatawa Bank Corp	3,171	32,534
Mack-Cali Realty Corp REIT	11,132	259,264
Mackinac Financial Corp	1,088	17,190
MainStreet Bancshares Inc *	848	19,326
Malvern Bancorp Inc *	802	17,652
Marcus & Millichap Inc *	357	11,013
Marlin Business Services Corp	715	17,825
Maui Land & Pineapple Co Inc *	315	3,241
MBIA Inc *	9,431	87,803
MBT Financial Corp	2,353	23,577
McGrath RentCorp	49,788	3,094,324
Medallion Financial Corp *	2,492	16,796
Mercantile Bank Corp	1,974	64,313
Merchants Bancorp	1,067	18,171
Meridian Bancorp Inc	5,141	91,972
Meta Financial Group Inc	1,861	52,201
Metropolitan Bank Holding Corp *	870	38,280
Mid Penn Bancorp Inc	836	20,858
Midland States Bancorp Inc	2,414	64,502

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
MidSouth Bancorp Inc	1,766	$20,927
MidWestOne Financial Group Inc	1,460	40,822
MMA Capital Holdings Inc *	589	19,714
Moelis & Co ‘A’	1,083	37,851
Monmouth Real Estate Investment Corp REIT	9,496	128,671
Mr Cooper Group Inc *	4,861	38,937
MutualFirst Financial Inc	705	23,998
MVB Financial Corp	1,080	18,317
National Bank Holdings Corp ‘A’	2,396	86,975
National Bankshares Inc	774	30,132
National General Holdings Corp	3,363	77,147
National Health Investors Inc REIT	2,914	227,379
National Western Life Group Inc ‘A’	279	71,703
NBT Bancorp Inc	5,236	196,402
Nelnet Inc ‘A’	2,192	129,810
New Senior Investment Group Inc REIT	5,742	38,586
New York Mortgage Trust Inc REIT	25,566	158,509
Newmark Group Inc ‘A’	1,923	17,269
NI Holdings Inc *	1,155	20,340
Nicolet Bankshares Inc *	988	61,315
Northeast Bank *	863	23,802
Northfield Bancorp Inc	5,498	85,824
Northrim BanCorp Inc	838	29,883
NorthStar Realty Europe Corp REIT	5,462	89,741
Northwest Bancshares Inc	12,351	217,501
Norwood Financial Corp	714	24,854
Oak Valley Bancorp	815	15,933
OceanFirst Financial Corp	6,174	153,424
Och-Ziff Capital Management Group Inc ‘A’	982	22,547
Ocwen Financial Corp *	16,509	34,174
Office Properties Income Trust REIT	5,880	154,468
OFG Bancorp	6,190	147,136
Ohio Valley Banc Corp	515	19,864
Old Line Bancshares Inc	1,855	49,362
Old National Bancorp	21,187	351,492
Old Republic International Corp	106,797	2,390,117
Old Second Bancorp Inc	3,594	45,895
On Deck Capital Inc *	8,134	33,756
One Liberty Properties Inc REIT	1,931	55,922
OP Bancorp	1,688	18,298
Oppenheimer Holdings Inc ‘A’	1,214	33,045
Opus Bank	2,683	56,638
Orchid Island Capital Inc REIT	6,330	40,259
Origin Bancorp Inc	2,356	77,748
Oritani Financial Corp	4,852	86,074
Orrstown Financial Services Inc	1,242	27,312
Pacific City Financial Corp *	1,492	25,424
Pacific Mercantile Bancorp *	2,332	19,239
Pacific Premier Bancorp Inc	7,530	232,526
Park National Corp	1,654	164,391
Parke Bancorp Inc	1,097	26,273
PCSB Financial Corp	1,738	35,194
PDL Community Bancorp *	985	14,076
Peapack Gladstone Financial Corp	2,313	65,042
Pebblebrook Hotel Trust REIT	15,970	450,035
Penns Woods Bancorp Inc	579	26,200
Pennsylvania REIT	4,561	29,647
PennyMac Financial Services Inc	1,616	35,843
PennyMac Mortgage Investment Trust REIT	9,237	201,644
People’s Utah Bancorp	1,760	51,744
Peoples Bancorp Inc	39,341	1,269,141
Peoples Bancorp of North Carolina Inc	564	16,948
Peoples Financial Services Corp	832	37,432
Physicians Realty Trust REIT	22,735	396,498
Piedmont Office Realty Trust Inc ‘A’ REIT	15,514	309,194
Piper Jaffray Cos	1,680	124,774
PJT Partners Inc ‘A’	1,152	46,679
PotlatchDeltic Corp REIT	8,128	316,829
PRA Group Inc *	5,511	155,080
Preferred Apartment Communities Inc ‘A’ REIT	5,313	79,429

	Shares	Value
Preferred Bank	1,204	$56,889
Premier Financial Bancorp Inc	1,634	24,510
ProAssurance Corp	6,543	236,268
Protective Insurance Corp ‘B’	1,229	21,348
Provident Bancorp Inc *	479	13,407
Provident Financial Holdings Inc	680	14,273
Provident Financial Services Inc	7,625	184,906
Prudential Bancorp Inc	1,024	19,374
QCR Holdings Inc	1,804	62,905
Radian Group Inc	25,657	586,262
Rafael Holdings Inc ‘B’ *	1,287	37,001
RBB Bancorp	1,997	38,622
RE/MAX Holdings Inc ‘A’	2,195	67,518
Ready Capital Corp REIT	3,891	57,976
Realogy Holdings Corp	13,985	101,251
Red River Bancshares Inc *	78	3,779
Redwood Trust Inc REIT	11,890	196,542
Regional Management Corp *	624	16,455
Reliant Bancorp Inc	1,152	27,222
Renasant Corp	7,004	251,724
Republic Bancorp Inc ‘A’	1,210	60,197
Republic First Bancorp Inc *	5,318	26,111
Retail Opportunity Investments Corp REIT	14,044	240,574
Retail Properties of America Inc ‘A’ REIT	195,826	2,302,914
Retail Value Inc REIT	1,819	63,301
Rexford Industrial Realty Inc REIT	12,723	513,628
Riverview Bancorp Inc	2,691	22,981
RLJ Lodging Trust REIT	21,215	376,354
RPT Realty REIT	9,781	118,448
S&T Bancorp Inc	4,139	155,130
Sabra Health Care REIT Inc	22,067	434,499
Safehold Inc REIT	862	26,032
Safety Insurance Group Inc	1,816	172,756
Sandy Spring Bancorp Inc	4,284	149,426
Saul Centers Inc REIT	120	6,736
SB One Bancorp	963	21,523
Seacoast Banking Corp of Florida *	5,134	130,609
Select Bancorp Inc *	1,867	21,358
Selective Insurance Group Inc	3,927	294,093
Senior Housing Properties Trust REIT	20,135	166,516
Seritage Growth Properties REIT *	3,636	156,203
ServisFirst Bancshares Inc	1,068	36,590
Shore Bancshares Inc	1,581	25,834
Sierra Bancorp	1,787	48,463
Simmons First National Corp ‘A’	11,145	259,233
SmartFinancial Inc *	1,538	33,359
South Plains Financial Inc *	411	6,782
South State Corp	4,305	317,149
Southern First Bancshares Inc *	845	33,090
Southern Missouri Bancorp Inc	930	32,392
Southern National Bancorp of Virginia Inc	2,395	36,667
Southside Bancshares Inc	3,971	128,581
Spirit MTA REIT	5,364	44,736
Spirit of Texas Bancshares Inc *	1,423	32,017
STAG Industrial Inc REIT	15,549	470,202
State Auto Financial Corp	1,974	69,090
Sterling Bancorp Inc	2,082	20,758
Stewart Information Services Corp	2,819	114,141
Stifel Financial Corp	8,435	498,171
Stock Yards Bancorp Inc	1,989	71,902
Stratus Properties Inc *	742	24,063
Summit Financial Group Inc	1,411	37,885
Summit Hotel Properties Inc REIT	12,693	145,589
Sunstone Hotel Investors Inc REIT	166,977	2,289,255
Terreno Realty Corp REIT	6,864	336,611
Territorial Bancorp Inc	963	29,757
The Bancorp Inc *	6,073	54,171
The Bank of NT Butterfield & Son Ltd (Bermuda)	4,509	153,126
The Bank of Princeton	701	21,030

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
The Community Financial Corp	561	$18,923
The First Bancshares Inc	2,002	60,741
The First of Long Island Corp	72,646	1,458,732
The Hanover Insurance Group Inc	26,281	3,371,852
Third Point Reinsurance Ltd * (Bermuda)	9,150	94,428
Timberland Bancorp Inc	888	26,533
Tiptree Inc	3,194	20,122
Tompkins Financial Corp	1,802	147,043
Towne Bank	8,145	222,196
TPG RE Finance Trust Inc REIT	6,063	116,955
Transcontinental Realty Investors Inc *	176	4,511
TriCo Bancshares	3,262	123,304
TriState Capital Holdings Inc *	2,319	49,487
Triumph Bancorp Inc *	1,567	45,521
TrustCo Bank Corp NY	98,447	779,700
Trustmark Corp	7,898	262,608
UMB Financial Corp	5,437	357,863
UMH Properties Inc REIT	715	8,873
Union Bankshares Inc	357	13,213
United Bankshares Inc	11,979	444,301
United Community Banks Inc	8,687	248,101
United Community Financial Corp	5,067	48,491
United Financial Bancorp Inc	6,280	89,050
United Fire Group Inc	2,337	113,251
United Insurance Holdings Corp	2,511	35,807
United Security Bancshares	1,565	17,825
Unity Bancorp Inc	936	21,247
Universal Health Realty Income Trust REIT	140	11,890
Universal Insurance Holdings Inc	2,519	70,280
Univest Financial Corp	3,549	93,197
Urban Edge Properties REIT	14,210	246,259
Urstadt Biddle Properties Inc ‘A’ REIT	3,659	76,839
Valley National Bancorp	39,863	429,723
Veritex Holdings Inc	4,519	117,268
Virtus Investment Partners Inc	712	76,469
Waddell & Reed Financial Inc ‘A’	9,126	152,130
Walker & Dunlop Inc	2,991	159,151
Washington Federal Inc	9,827	343,257
Washington Prime Group Inc REIT	22,844	87,264
Washington Real Estate Investment Trust REIT	9,920	265,162
Washington Trust Bancorp Inc	25,358	1,323,180
Waterstone Financial Inc	2,830	48,280
Watford Holdings Ltd *	2,463	67,535
WesBanco Inc	6,476	249,650
West Bancorporation Inc	1,604	34,037
Westamerica Bancorporation	2,600	160,186
Western Asset Mortgage Capital Corp REIT	5,848	58,363
Western New England Bancorp Inc	2,957	27,618
Westwood Holdings Group Inc	980	34,496
Whitestone REIT	4,671	59,275
WisdomTree Investments Inc	10,160	62,687
World Acceptance Corp *	339	55,633
WSFS Financial Corp	6,445	266,178
Xenia Hotels & Resorts Inc REIT	13,975	291,379

		90,314,111

Industrial - 20.1%

AAR Corp	4,119	151,538
Actuant Corp ‘A’	3,471	86,116
Advanced Disposal Services Inc *	489	15,604
Advanced Energy Industries Inc *	43,298	2,436,378
Aegion Corp *	3,793	69,791
Aerojet Rocketdyne Holdings Inc *	2,653	118,775
Alamo Group Inc	149	14,890
Altra Industrial Motion Corp	7,878	282,663
American Outdoor Brands Corp *	6,775	61,043
American Superconductor Corp *	1,865	17,307
Apogee Enterprises Inc	530	23,023
Applied Optoelectronics Inc *	2,327	23,922

	Shares	Value
AquaVenture Holdings Ltd *	1,244	$24,843
ArcBest Corp	3,132	88,041
Arcosa Inc	5,960	224,275
Ardmore Shipping Corp * (Ireland)	3,318	27,042
Argan Inc	268	10,870
Armstrong Flooring Inc *	2,688	26,477
Astec Industries Inc	27,559	897,321
Atlas Air Worldwide Holdings Inc *	2,844	126,956
AZZ Inc	2,231	102,671
Barnes Group Inc	5,163	290,883
Bel Fuse Inc ‘B’	1,207	20,724
Belden Inc	4,784	284,983
Benchmark Electronics Inc	4,725	118,692
Bloom Energy Corp ‘A’ *	6,743	82,737
Boise Cascade Co	3,640	102,320
Brady Corp ‘A’	1,046	51,589
Briggs & Stratton Corp	5,116	52,388
BrightView Holdings Inc *	3,821	71,491
Builders FirstSource Inc *	962	16,219
Caesarstone Ltd *	2,728	41,002
CECO Environmental Corp *	3,433	32,922
Charah Solutions Inc *	1,156	6,358
CIRCOR International Inc *	2,390	109,940
Coherent Inc *	21,397	2,917,909
Columbus McKinnon Corp	1,092	45,831
Comtech Telecommunications Corp	2,857	80,310
Concrete Pumping Holdings Inc *	1,341	6,866
Construction Partners Inc ‘A’ *	891	13,383
Continental Building Products Inc *	2,226	59,145
Cornerstone Building Brands Inc *	5,621	32,770
Costamare Inc (Monaco)	6,164	31,621
Covenant Transportation Group Inc ‘A’ *	1,539	22,639
Daseke Inc *	5,761	20,740
DHT Holdings Inc	10,849	64,118
Diamond S Shipping Inc *	2,683	34,262
Digimarc Corp *	52	2,308
Dorian LPG Ltd *	2,717	24,507
Ducommun Inc *	1,085	48,901
DXP Enterprises Inc *	1,991	75,439
Dycom Industries Inc *	754	44,388
Eagle Bulk Shipping Inc *	5,445	28,532
Eagle Materials Inc	35,437	3,285,010
Echo Global Logistics Inc *	3,352	69,956
EMCOR Group Inc	1,705	150,211
Encore Wire Corp	11,224	657,502
EnerSys	1,843	126,246
EnPro Industries Inc	2,304	147,087
ESCO Technologies Inc	172	14,211
Fabrinet * (Thailand)	361	17,931
FARO Technologies Inc *	7,521	395,454
Federal Signal Corp	44,541	1,191,472
Fitbit Inc ‘A’ *	21,433	94,305
Franklin Electric Co Inc	280	13,300
GasLog Ltd (Monaco)	1,694	24,394
GATX Corp	4,425	350,858
Genco Shipping & Trading Ltd *	1,848	15,597
Gencor Industries Inc *	1,033	13,429
General Finance Corp *	868	7,265
Gentex Corp	4,142	101,935
Gibraltar Industries Inc *	86,890	3,506,880
Global Brass & Copper Holdings Inc	177	7,740
Golar LNG Ltd (Bermuda)	10,684	197,440
GoPro Inc ‘A’ *	1,168	6,377
Graham Corp	1,144	23,120
Granite Construction Inc	4,889	235,552
Great Lakes Dredge & Dock Corp *	840	9,274
Greif Inc ‘A’	3,178	103,444
Greif Inc ‘B’	742	32,388
Griffon Corp	4,474	75,700
Haynes International Inc	1,549	49,274

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Heartland Express Inc	14,550	$262,918
Heritage-Crystal Clean Inc *	530	13,944
Hillenbrand Inc	2,537	100,389
Hub Group Inc ‘A’ *	4,048	169,935
Hurco Cos Inc	795	28,270
Hyster-Yale Materials Handling Inc	1,242	68,633
Ichor Holdings Ltd *	2,087	49,337
IES Holdings Inc *	543	10,236
II-VI Inc *	658	24,056
Insteel Industries Inc	33,423	695,867
International Seaways Inc *	3,079	58,501
JELD-WEN Holding Inc *	906	19,234
Kaman Corp	2,897	184,510
KBR Inc	17,362	433,008
KEMET Corp	7,047	132,554
Kennametal Inc	69,522	2,571,619
Kimball Electronics Inc *	2,826	45,894
Knowles Corp *	9,972	182,587
LB Foster Co ‘A’ *	1,133	30,976
Lindsay Corp	857	70,454
Louisiana-Pacific Corp	13,119	343,980
LSB Industries Inc *	2,645	10,316
Luxfer Holdings PLC (United Kingdom)	252	6,179
Lydall Inc *	2,094	42,299
Marten Transport Ltd	4,786	86,866
Masonite International Corp *	178	9,377
Matson Inc	5,204	202,175
Milacron Holdings Corp *	8,409	116,044
Mistras Group Inc *	1,870	26,872
Moog Inc ‘A’	517	48,396
Mueller Industries Inc	32,698	957,070
Mueller Water Products Inc ‘A’	314,849	3,091,817
Multi-Color Corp	1,745	87,198
National Presto Industries Inc	564	52,616
NL Industries Inc *	1,207	4,406
NN Inc	5,264	51,377
Nordic American Tankers Ltd	16,870	39,476
Northwest Pipe Co *	1,149	29,621
NVE Corp	31	2,159
Olympic Steel Inc	1,141	15,575
Oshkosh Corp	24,200	2,020,458
Overseas Shipholding Group Inc ‘A’ *	7,351	13,820
PAM Transportation Services Inc *	84	5,208
Park Electrochemical Corp	2,235	37,302
Park-Ohio Holdings Corp	1,115	36,338
Patrick Industries Inc *	925	45,501
PGT Innovations Inc *	3,550	59,356
Plexus Corp *	54,725	3,194,298
Powell Industries Inc	1,079	41,002
Primoris Services Corp	1,783	37,318
Regal Beloit Corp	37,269	3,045,250
Rexnord Corp *	53,682	1,622,270
Roadrunner Transportation Systems Inc *	430	4,107
Safe Bulkers Inc * (Greece)	6,057	9,449
Saia Inc *	1,276	82,519
Sanmina Corp *	6,405	193,943
Scorpio Bulkers Inc	5,388	24,785
Scorpio Tankers Inc (Monaco)	5,311	156,781
SEACOR Holdings Inc *	2,151	102,194
Select Interior Concepts Inc ‘A’ *	1,851	21,564
Ship Finance International Ltd (Norway)	10,117	126,564
Simpson Manufacturing Co Inc	614	40,806
SMART Global Holdings Inc *	1,608	36,968
SPX Corp *	981	32,393
SPX FLOW Inc *	12,725	532,668
Standex International Corp	1,535	112,270
Sterling Construction Co Inc *	2,480	33,282
Stoneridge Inc *	3,013	95,060
Sturm Ruger & Co Inc	173	9,425
Summit Materials Inc ‘A’ *	11,269	216,928

	Shares	Value
SunPower Corp *	7,692	$82,227
Synalloy Corp	1,016	15,870
Tech Data Corp *	4,510	471,746
Teekay Corp * (Bermuda)	8,780	30,203
Teekay Tankers Ltd ‘A’ * (Bermuda)	22,804	29,189
Terex Corp	1,908	59,911
The Eastern Co	681	19,082
The Gorman-Rupp Co	1,754	57,584
The Greenbrier Cos Inc	32,209	979,154
The Manitowoc Co Inc *	4,338	77,216
Tidewater Inc *	4,584	107,632
TimkenSteel Corp *	5,039	40,967
Tredegar Corp	3,163	52,569
TriMas Corp *	5,550	171,883
Trinseo SA	5,033	213,097
Triumph Group Inc	4,569	104,630
TTM Technologies Inc *	12,166	124,093
Tutor Perini Corp *	4,899	67,949
Twin Disc Inc *	1,250	18,875
UFP Technologies Inc *	733	30,500
Universal Forest Products Inc	62,063	2,362,118
US Xpress Enterprises Inc ‘A’ *	2,686	13,806
Vishay Intertechnology Inc	16,271	268,797
Vishay Precision Group Inc *	339	13,774
VSE Corp	1,026	29,436
Watts Water Technologies Inc ‘A’	1,454	135,484
Werner Enterprises Inc	5,543	172,276
Wesco Aircraft Holdings Inc *	4,773	52,980
Willis Lease Finance Corp *	335	19,537
WillScot Corp *	2,049	30,817
Worthington Industries Inc	3,748	150,894
YRC Worldwide Inc *	4,106	16,547
ZAGG Inc *	3,243	22,571

		48,998,797

Technology - 3.4%

3D Systems Corp *	13,915	126,627
Adesto Technologies Corp *	438	3,570
Allscripts Healthcare Solutions Inc *	20,329	236,426
Alpha & Omega Semiconductor Ltd *	2,397	22,388
Ambarella Inc *	2,298	101,411
American Software Inc ‘A’	1,464	19,252
Amkor Technology Inc *	12,101	90,274
Avaya Holdings Corp *	13,593	161,893
AVX Corp	5,730	95,118
Axcelis Technologies Inc *	4,041	60,817
AXT Inc *	4,782	18,937
Bandwidth Inc ‘A’ *	317	23,781
Brooks Automation Inc	1,159	44,911
CEVA Inc *	218	5,308
Cirrus Logic Inc *	7,253	316,956
Cloudera Inc *	27,059	142,330
Cohu Inc	4,919	75,900
Computer Programs & Systems Inc	1,547	42,991
Conduent Inc *	21,191	203,222
Cray Inc *	767	26,707
CTS Corp	3,964	109,327
Cubic Corp	3,223	207,819
Daily Journal Corp *	133	31,654
Diebold Nixdorf Inc *	4,559	41,761
Diodes Inc *	3,817	138,824
Donnelley Financial Solutions Inc *	3,824	51,012
DSP Group Inc *	1,623	23,306
Electronics For Imaging Inc *	1,853	68,394
Evolent Health Inc ‘A’ *	6,897	54,831
Exela Technologies Inc *	1,180	2,584
FormFactor Inc *	8,484	132,944
GSI Technology Inc *	1,843	15,795
Immersion Corp *	3,808	28,979
InnerWorkings Inc *	5,654	21,598

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Insight Enterprises Inc *	2,759	$160,574
Lumentum Holdings Inc *	9,371	500,505
MACOM Technology Solutions Holdings Inc ‘H’ *	5,716	86,483
ManTech International Corp ‘A’	3,286	216,383
MKS Instruments Inc	20,520	1,598,303
Monotype Imaging Holdings Inc	2,700	45,468
MTS Systems Corp	1,458	85,337
Nanometrics Inc *	1,884	65,394
NetScout Systems Inc *	9,146	232,217
OneSpan Inc *	1,134	16,069
Pareteum Corp *	7,229	18,868
PDF Solutions Inc *	3,159	41,446
Perspecta Inc	16,098	376,854
Photronics Inc *	7,966	65,321
Pitney Bowes Inc	10,962	46,917
Presidio Inc	4,675	63,907
QAD Inc ‘A’	646	25,976
Rambus Inc *	13,552	163,166
Rudolph Technologies Inc *	3,231	89,273
SecureWorks Corp ‘A’ *	908	12,067
Semtech Corp *	664	31,905
StarTek Inc *	1,963	16,038
Stratasys Ltd *	6,340	186,206
Sykes Enterprises Inc *	4,782	131,314
Synaptics Inc *	26,377	768,626
Synchronoss Technologies Inc *	4,673	36,963
Telenav Inc *	2,033	16,264
TiVo Corp	15,130	111,508
Ultra Clean Holdings Inc *	4,860	67,651
Unisys Corp *	1,902	18,487
Veeco Instruments Inc *	5,997	73,283
Verint Systems Inc *	427	22,964
Xperi Corp	4,829	99,429

		8,238,813

Utilities - 4.9%

ALLETE Inc	6,345	527,968
Ameresco Inc ‘A’ *	2,684	39,535
Artesian Resources Corp ‘A’	1,020	37,913
Atlantic Power Corp *	5,009	12,122
Avista Corp	8,048	358,941
Black Hills Corp	34,967	2,733,370
California Water Service Group	342	17,316
Clearway Energy Inc ‘A’	4,420	71,516
Clearway Energy Inc ‘C’	8,855	149,295
Consolidated Water Co Ltd (Cayman)	1,832	26,124
El Paso Electric Co	4,135	270,429
Genie Energy Ltd ‘B’	1,052	11,204
IDACORP Inc	6,532	656,009
MGE Energy Inc	2,728	199,362
Middlesex Water Co	273	16,175
New Jersey Resources Corp	10,140	504,668
Northwest Natural Holding Co	3,005	208,848
NorthWestern Corp	6,192	446,753
ONE Gas Inc	6,392	577,198
Ormat Technologies Inc	3,133	198,601
Otter Tail Corp	2,709	143,062
PICO Holdings Inc *	2,220	25,796
PNM Resources Inc	9,736	495,660
Portland General Electric Co	10,996	595,653
RGC Resources Inc	905	27,621
SJW Group	1,125	68,366
South Jersey Industries Inc	9,778	329,812
Southwest Gas Holdings Inc *	5,810	520,692
Spire Inc	31,627	2,654,138
The York Water Co	189	6,751
Unitil Corp	1,805	108,101

		12,038,999

Total Common Stocks (Cost $238,951,510)		237,683,038

	Principal Amount	Value

CORPORATE BONDS & NOTES - 0.5%

Energy - 0.3%

Unit Corp 6.625% due 05/15/21	$668,000	$606,210

Industrial - 0.2%

Mueller Industries Inc 6.000% due 03/01/27	482,000	485,615

Total Corporate Bonds & Notes (Cost $1,100,946)		1,091,825

SHORT-TERM INVESTMENTS - 2.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $2,477,611; collateralized by U.S. Treasury Notes: 1.750% due 05/31/22 - 06/15/22 and value $2,534,159)	2,477,508	2,477,508

U.S. Government Agency Issue - 1.0%

Federal Home Loan Bank 2.130% due 07/01/19	2,490,000	2,490,000

Total Short-Term Investments (Cost $4,967,508)		4,967,508

TOTAL INVESTMENTS - 100.1% (Cost $245,029,532)		243,756,029

DERIVATIVES - 0.0%
(See Note (b) in Notes to Schedule of Investments)		27,689

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(215,272)

NET ASSETS - 100.0%		$243,568,446

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	37.1%
Industrial	20.3%
Consumer, Cyclical	10.9%
Consumer, Non-Cyclical	7.6%
Basic Materials	6.2%
Energy	5.2%
Utilities	4.9%
Technology	3.4%
Others (each less than 3.0%)	4.5%

	100.1%
Derivatives	0.0%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

(b)	Open futures contracts outstanding as of June 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	09/19	18	$1,382,701	$1,410,390	$27,689

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Consumer, Non-Cyclical	$13,484	$13,410	$74	$-
	Industrial	174	174	-	-

	Total Rights	13,658	13,584	74	-

	Common Stocks
	Basic Materials	15,063,882	15,063,882	-	-
	Communications	6,036,106	6,036,106	-	-
	Consumer, Cyclical	26,516,489	26,516,489	-	-
	Consumer, Non-Cyclical	18,604,771	18,604,771	-	-
	Diversified	25,009	25,009
	Energy	11,846,061	9,255,428	2,590,633	-
	Financial	90,314,111	90,314,111	-	-
	Industrial	48,998,797	48,998,797	-	-
	Technology	8,238,813	8,238,813	-	-
	Utilities	12,038,999	12,038,999	-	-

	Total Common Stocks	237,683,038	235,092,405	2,590,633	-

	Corporate Bonds & Notes	1,091,825	-	1,091,825	-
	Short-Term Investments	4,967,508	-	4,967,508	-
	Derivatives:
	Equity Contracts
	Futures	27,689	27,689	-	-

	Total	$243,783,718	$235,133,678	$8,650,040	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares	Value
RIGHTS - 0.1%

Basic Materials - 0.00%

A Schulman Inc – Contingent Value Rights *Ω ±	10,591	$4,586

Consumer, Non-Cyclical - 0.1%

Corium International Inc – Contingent Value Rights *	10,570	1,903
Hertz Global Holdings Inc Exp 07/12/19 *	17,505	34,135
Oncternal Therapeutics Inc Contingent Value Rights *	216	443

		36,481

Industrial - 0.0%

Babcock & Wilcox Enterprises Inc Exp 07/18/19 *	10,597	449

Total Rights (Cost $29,757)		41,516

COMMON STOCKS - 97.0%

Basic Materials - 3.2%

AdvanSix Inc *	9,381	229,178
AK Steel Holding Corp *	105,750	250,628
Allegheny Technologies Inc *	41,073	1,035,040
American Vanguard Corp	9,673	149,061
Amyris Inc *	11,236	40,000
Balchem Corp	10,520	1,051,684
Carpenter Technology Corp	15,414	739,564
Century Aluminum Co *	15,441	106,697
Clearwater Paper Corp *	5,335	98,644
Cleveland-Cliffs Inc	92,144	983,177
Codexis Inc *	17,540	323,262
Coeur Mining Inc *	66,730	289,608
Commercial Metals Co	38,579	688,635
Compass Minerals International Inc	11,244	617,858
Covia Holdings Corp *	10,354	20,294
Energy Fuels Inc *	28,488	89,167
Ferro Corp *	26,933	425,541
GCP Applied Technologies Inc *	17,778	402,494
Gold Resource Corp	20,017	67,657
Hawkins Inc	3,288	142,732
HB Fuller Co	16,641	772,142
Hecla Mining Co	158,295	284,931
Ingevity Corp *	13,760	1,447,139
Innophos Holdings Inc	6,439	187,439
Innospec Inc	7,944	724,811
Intrepid Potash Inc *	32,420	108,931
Kaiser Aluminum Corp	5,220	509,524
Koppers Holdings Inc *	6,427	188,697
Kraton Corp *	10,345	321,419
Kronos Worldwide Inc	7,654	117,259
Landec Corp *	7,401	69,347
Livent Corp *	48,000	332,160
Marrone Bio Innovations Inc *	17,362	26,043
Materion Corp	6,668	452,157
Minerals Technologies Inc	11,500	615,365
Neenah Inc	5,558	375,443
Novagold Resources Inc * (Canada)	75,606	446,832
Oil-Dri Corp of America	1,862	63,383
OMNOVA Solutions Inc *	14,205	88,497
Orion Engineered Carbons SA (Luxembourg)	19,456	416,553
PH Glatfelter Co	14,402	243,106
PolyOne Corp	25,648	805,091
PQ Group Holdings Inc *	12,005	190,279
Quaker Chemical Corp	4,290	870,355
Rayonier Advanced Materials Inc	16,208	105,190

	Shares	Value
Rogers Corp *	6,062	$1,046,180
Schnitzer Steel Industries Inc ‘A’	8,630	225,847
Schweitzer-Mauduit International Inc	10,116	335,649
Sensient Technologies Corp	13,843	1,017,184
Stepan Co	6,692	615,062
Tronox Holdings PLC ‘A’ *	31,457	402,021
United States Lime & Minerals Inc	700	56,000
Uranium Energy Corp *	61,301	83,982
Valhi Inc	9,651	28,664
Verso Corp ‘A’ *	11,549	220,008

		21,543,611

Communications - 4.3%

1-800-Flowers.com Inc ‘A’ *	8,179	154,420
8x8 Inc *	30,497	734,978
A10 Networks Inc *	19,128	130,453
Acacia Communications Inc *	12,289	579,549
ADTRAN Inc	16,010	244,152
Aerohive Networks Inc *	14,135	62,618
Airgain Inc *	2,988	42,280
ATN International Inc	3,639	210,079
Boingo Wireless Inc *	14,256	256,180
Boston Omaha Corp ‘A’ *	3,260	75,469
CalAmp Corp *	10,871	126,973
Calix Inc *	15,778	103,504
Cardlytics Inc *	4,444	115,455
Cargurus Inc *	24,296	877,329
Cars.com Inc *	21,803	429,955
Casa Systems Inc *	10,697	68,782
Central European Media Enterprises Ltd ‘A’ * (Czech Republic)	28,214	123,013
ChannelAdvisor Corp *	9,219	80,758
Cincinnati Bell Inc *	15,976	79,081
Clear Channel Outdoor Holdings Inc *	12,860	60,699
Clearfield Inc *	3,158	41,844
Cogent Communications Holdings Inc	13,865	823,026
comScore Inc *	15,926	82,178
Consolidated Communications Holdings Inc *	22,148	109,190
Cumulus Media Inc ‘A’ *	4,558	84,551
DASAN Zhone Solutions Inc *	1,743	22,642
DHI Group Inc *	16,492	58,876
Digi International Inc *	9,449	119,813
Endurance International Group Holdings Inc *	23,151	111,125
Entercom Communications Corp ‘A’	40,552	235,202
Entravision Communications Corp ‘A’	21,915	68,375
ePlus Inc *	4,295	296,097
Eventbrite Inc ‘A’ *	11,942	193,460
EverQuote Inc ‘A’ *	2,736	35,568
Extreme Networks Inc *	38,318	247,917
Finisar Corp *	38,604	882,873
Fluent Inc *	13,919	74,884
Frontier Communications Corp *	33,308	58,289
Gannett Co Inc	35,619	290,651
Gogo Inc *	17,814	70,900
Gray Television Inc *	29,851	489,258
Groupon Inc *	148,160	530,413
GTT Communications Inc *	10,964	192,966
Harmonic Inc *	28,318	157,165
HealthStream Inc *	8,595	222,267
Hemisphere Media Group Inc *	5,680	73,386
Houghton Mifflin Harcourt Co *	35,060	201,946
IDT Corp ‘B’ *	5,415	51,280
Infinera Corp *	57,433	167,130
Inseego Corp *	14,489	69,402
Intelsat SA *	21,964	427,200
InterDigital Inc	10,365	667,506
Iridium Communications Inc *	32,467	755,182
KVH Industries Inc *	5,163	56,122
Lands’ End Inc *	3,475	42,465

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Leaf Group Ltd *	5,428	$40,221
Lee Enterprises Inc *	17,055	38,203
Liberty Expedia Holdings Inc ‘A’ *	17,861	853,577
Liberty Latin America Ltd ‘A’ * (Chile)	14,679	252,919
Liberty Latin America Ltd ‘C’ * (Chile)	37,778	649,404
Liberty Media Corp-Liberty Braves ‘A’ *	2,945	81,871
Liberty Media Corp-Liberty Braves ‘C’ *	11,509	321,907
Limelight Networks Inc *	35,412	95,612
Liquidity Services Inc *	9,249	56,326
LiveXLive Media Inc *	9,534	39,566
Loral Space & Communications Inc *	4,295	148,220
Marchex Inc ‘B’ *	10,899	51,225
Maxar Technologies Inc *	18,833	147,274
MDC Partners Inc ‘A’ *	18,265	46,028
Meredith Corp	13,111	721,892
MSG Networks Inc ‘A’ *	19,102	396,175
National CineMedia Inc	21,080	138,285
NeoPhotonics Corp *	12,087	50,524
NETGEAR Inc *	9,969	252,116
New Media Investment Group Inc	20,229	190,962
NIC Inc	21,573	346,031
Ooma Inc *	6,100	63,928
OptimizeRx Corp *	3,864	62,597
ORBCOMM Inc *	24,013	174,094
Overstock.com Inc *	8,811	119,830
pdvWireless Inc *	2,997	140,859
Perficient Inc *	10,578	363,037
Plantronics Inc	10,974	406,477
Preformed Line Products Co	1,121	62,238
Q2 Holdings Inc *	13,128	1,002,454
QuinStreet Inc *	14,469	229,334
Quotient Technology Inc *	25,394	272,732
Ribbon Communications Inc *	20,475	100,123
RigNet Inc *	4,710	47,477
Saga Communications Inc ‘A’	1,362	42,549
Scholastic Corp	9,333	310,229
SharpSpring Inc *	2,756	35,800
Shenandoah Telecommunications Co	15,747	606,574
Shutterfly Inc *	11,217	567,019
Shutterstock Inc	6,263	245,447
Sonim Technologies Inc *	1,177	14,983
Spok Holdings Inc	5,455	82,043
Stamps.com Inc *	5,614	254,146
Stitch Fix Inc ‘A’ *	13,726	439,095
TechTarget Inc *	7,434	157,973
TEGNA Inc	71,271	1,079,756
Telaria Inc *	14,216	106,904
TESSCO Technologies Inc	1,988	35,506
The EW Scripps Co ‘A’	17,925	274,073
The Meet Group Inc *	25,081	87,282
The Rubicon Project Inc *	15,588	99,140
Travelzoo *	1,549	23,917
Tribune Publishing Co	6,006	47,868
TrueCar Inc *	33,946	185,345
Tucows Inc ‘A’ *	3,005	183,365
Upwork Inc *	17,913	288,041
Value Line Inc	498	13,700
Viavi Solutions Inc *	75,301	1,000,750
VirnetX Holding Corp *	18,746	116,413
Vonage Holdings Corp *	74,257	841,332
WideOpenWest Inc *	9,016	65,456
Yelp Inc *	24,755	846,126
Zix Corp *	17,689	160,793

		28,742,019

Consumer, Cyclical - 11.5%

Abercrombie & Fitch Co ‘A’	21,848	350,442
Acushnet Holdings Corp	11,598	304,563
Adient PLC *	28,704	696,646
Allegiant Travel Co	4,258	611,023
AMC Entertainment Holdings Inc ‘A’	16,966	158,293

	Shares	Value
America’s Car-Mart Inc *	2,097	$180,510
American Axle & Manufacturing Holdings Inc *	36,654	467,705
American Eagle Outfitters Inc	52,962	895,058
Anixter International Inc *	9,985	596,204
Asbury Automotive Group Inc *	6,293	530,752
Ascena Retail Group Inc *	55,645	33,943
At Home Group Inc *	16,028	106,746
Barnes & Noble Education Inc *	11,278	37,894
Barnes & Noble Inc	18,652	124,782
Bassett Furniture Industries Inc	3,315	50,554
BBX Capital Corp	21,477	105,452
Beacon Roofing Supply Inc *	22,293	818,599
Beazer Homes USA Inc *	10,271	98,704
Bed Bath & Beyond Inc	41,897	486,843
Big Lots Inc	13,253	379,168
Biglari Holdings Inc ‘B’ *	331	34,378
BJ’s Restaurants Inc	6,839	300,506
BJ’s Wholesale Club Holdings Inc *	37,202	982,133
Bloomin’ Brands Inc	30,046	568,170
Blue Bird Corp *	4,806	94,630
Bluegreen Vacations Corp	2,201	25,730
BlueLinx Holdings Inc *	2,939	58,222
BMC Stock Holdings Inc *	21,554	456,945
Boot Barn Holdings Inc *	9,233	329,064
Boyd Gaming Corp	26,327	709,249
Brinker International Inc	12,288	483,533
Caleres Inc	13,400	266,928
Callaway Golf Co	30,707	526,932
Camping World Holdings Inc ‘A’	10,495	130,348
Cannae Holdings Inc *	22,284	645,790
Carrols Restaurant Group Inc *	11,127	100,477
Cavco Industries Inc *	2,832	446,153
Centric Brands Inc *	4,889	20,094
Century Casinos Inc *	9,365	90,841
Century Communities Inc *	8,433	224,149
Chico’s FAS Inc	40,637	136,947
Churchill Downs Inc	11,510	1,324,456
Chuy’s Holdings Inc *	5,369	123,057
Citi Trends Inc	4,304	62,924
Clarus Corp	7,469	107,852
Commercial Vehicle Group Inc *	9,007	72,236
Conn’s Inc *	6,271	111,749
Cooper Tire & Rubber Co	16,537	521,742
Cooper-Standard Holdings Inc *	5,634	258,150
Core-Mark Holding Co Inc	14,896	591,669
Cracker Barrel Old Country Store Inc	6,302	1,075,940
Crocs Inc *	20,775	410,306
Culp Inc	3,302	62,738
Daktronics Inc	11,840	73,053
Dana Inc	47,353	944,219
Dave & Buster’s Entertainment Inc	11,949	483,576
Deckers Outdoor Corp *	9,579	1,685,617
Del Frisco’s Restaurant Group Inc *	10,264	81,701
Del Taco Restaurants Inc *	9,590	122,944
Delta Apparel Inc *	1,922	44,552
Denny’s Corp *	19,315	396,537
Designer Brands Inc ‘A’	21,354	409,356
Dillard’s Inc ‘A’	3,484	216,984
Dine Brands Global Inc	5,501	525,180
Dorman Products Inc *	8,818	768,401
Douglas Dynamics Inc	7,340	292,059
Drive Shack Inc *	19,601	91,929
Duluth Holdings Inc ‘B’ *	3,485	47,361
El Pollo Loco Holdings Inc *	7,284	77,647
Eldorado Resorts Inc *	21,586	994,467
Empire Resorts Inc *	953	9,149
Eros International PLC * (India)	11,385	15,370
Escalade Inc	3,130	35,901
Ethan Allen Interiors Inc	8,130	171,218

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Everi Holdings Inc *	22,251	$265,454
EVI Industries Inc	1,572	60,160
Express Inc *	22,751	62,110
EZCORP Inc ‘A’ *	16,772	158,831
Fiesta Restaurant Group Inc *	7,820	102,755
FirstCash Inc	13,866	1,386,877
Flexsteel Industries Inc	2,489	42,462
Fossil Group Inc *	15,719	180,769
Foundation Building Materials Inc *	4,689	83,370
Fox Factory Holding Corp *	12,314	1,016,028
Freshpet Inc *	10,171	462,882
Funko Inc ‘A’ *	5,560	134,663
G-III Apparel Group Ltd *	14,834	436,416
Gaia Inc *	3,865	29,297
GameStop Corp ‘A’ *	34,228	187,227
Genesco Inc *	5,836	246,804
Gentherm Inc *	11,133	465,693
GMS Inc *	10,220	224,840
GNC Holdings Inc ‘A’ *	27,017	40,526
Golden Entertainment Inc *	5,870	82,180
Green Brick Partners Inc *	8,210	68,225
Greenlane Holdings Inc ‘A’ *	1,890	18,125
Group 1 Automotive Inc	5,830	477,419
Guess? Inc	19,120	308,788
H&E Equipment Services Inc	10,607	308,558
Hamilton Beach Brands Holding Co ‘A’	2,090	39,815
Haverty Furniture Cos Inc	5,947	101,277
Hawaiian Holdings Inc	15,565	426,948
Herman Miller Inc	19,373	865,973
Hibbett Sports Inc *	5,849	106,452
HNI Corp	14,141	500,309
Hooker Furniture Corp	3,753	77,387
Hudson Ltd ‘A’ *	13,110	180,787
IMAX Corp *	17,155	346,531
Installed Building Products Inc *	7,419	439,353
Interface Inc	19,850	304,300
International Speedway Corp ‘A’	7,708	346,012
iRobot Corp *	8,990	823,844
J Alexander’s Holdings Inc *	4,280	48,064
J. Jill Inc	5,953	11,846
Jack in the Box Inc	8,430	686,118
JC Penney Co Inc *	101,860	116,120
Johnson Outdoors Inc ‘A’	1,647	122,817
KB Home	27,573	709,453
Kimball International Inc ‘B’	11,540	201,142
Knoll Inc	16,091	369,771
Kontoor Brands Inc *	14,503	406,374
La-Z-Boy Inc	14,712	451,070
LCI Industries	8,008	720,720
LGI Homes Inc *	6,547	467,652
Liberty TripAdvisor Holdings Inc ‘A’ *	24,237	300,539
Lifetime Brands Inc	4,323	40,896
Lindblad Expeditions Holdings Inc *	7,243	130,012
Lithia Motors Inc ‘A’	7,242	860,205
Lumber Liquidators Holdings Inc *	9,305	107,473
M/I Homes Inc *	8,487	242,219
Malibu Boats Inc ‘A’ *	6,913	268,570
Marine Products Corp	2,309	35,651
MarineMax Inc *	7,500	123,300
Marriott Vacations Worldwide Corp	14,474	1,395,294
MasterCraft Boat Holdings Inc *	6,135	120,185
MDC Holdings Inc	16,234	532,151
Meritage Homes Corp *	11,938	612,897
Meritor Inc *	26,270	637,047
Mesa Air Group Inc *	6,738	61,585
Methode Electronics Inc	12,052	344,326
Miller Industries Inc	3,673	112,945
Mobile Mini Inc	14,680	446,712
Modine Manufacturing Co *	15,704	224,724
Monarch Casino & Resort Inc *	3,537	151,171

	Shares	Value
Motorcar Parts of America Inc *	6,116	$130,944
Movado Group Inc	5,354	144,558
National Vision Holdings Inc *	22,527	692,255
Navistar International Corp *	16,254	559,950
Noodles & Co *	9,237	72,788
Office Depot Inc	176,869	364,350
OneSpaWorld Holdings Ltd * (Bahamas)	14,811	229,571
Oxford Industries Inc	5,472	414,778
Papa John’s International Inc	7,366	329,408
Party City Holdco Inc *	17,960	131,647
PC Connection Inc	3,526	123,339
PCM Inc *	3,089	108,239
Penn National Gaming Inc *	36,426	701,565
PetIQ Inc *	6,159	203,001
PetMed Express Inc	6,215	97,389
Pier 1 Imports Inc *	1	6
Potbelly Corp *	7,347	37,396
PriceSmart Inc	7,333	374,863
Purple Innovation Inc *	1,819	12,278
RCI Hospitality Holdings Inc	2,749	48,135
Reading International Inc ‘A’ *	5,458	70,845
Red Lion Hotels Corp *	7,691	54,683
Red Robin Gourmet Burgers Inc *	4,242	129,678
Red Rock Resorts Inc ‘A’	23,019	494,448
Regis Corp *	9,750	161,850
REV Group Inc	9,171	132,154
RH *	5,951	687,936
Rite Aid Corp *	18,645	149,346
Rocky Brands Inc	2,212	60,343
RTW RetailWinds Inc *	9,291	15,795
Rush Enterprises Inc ‘A’	9,092	332,040
Rush Enterprises Inc ‘B’	1,518	56,029
Ruth’s Hospitality Group Inc	9,248	210,022
Sally Beauty Holdings Inc *	39,492	526,823
ScanSource Inc *	8,635	281,156
Scientific Games Corp *	18,140	359,535
SeaWorld Entertainment Inc *	16,573	513,763
Shake Shack Inc ‘A’ *	9,222	665,828
Shoe Carnival Inc	2,974	82,082
Signet Jewelers Ltd (NYSE)	16,812	300,599
SiteOne Landscape Supply Inc *	13,387	927,719
Skyline Champion Corp *	16,469	450,921
SkyWest Inc	16,489	1,000,388
Sleep Number Corp *	9,744	393,560
Sonic Automotive Inc ‘A’	7,938	185,352
Sonos Inc *	22,772	258,234
Spartan Motors Inc	11,351	124,407
Speedway Motorsports Inc	3,510	65,111
Spirit Airlines Inc *	22,459	1,071,968
Sportsman’s Warehouse Holdings Inc *	14,262	53,910
Standard Motor Products Inc	6,923	313,889
Steelcase Inc ‘A’	28,489	487,162
Steven Madden Ltd	27,992	950,328
Superior Group of Cos Inc	3,021	51,750
Systemax Inc	3,865	85,648
Tailored Brands Inc	15,863	91,530
Target Hospitality Corp *	10,677	97,161
Taylor Morrison Home Corp *	35,324	740,391
Tenneco Inc ‘A’ *	16,160	179,214
Texas Roadhouse Inc	22,305	1,197,109
The Buckle Inc	9,747	168,721
The Cato Corp ‘A’	7,380	90,922
The Cheesecake Factory Inc	13,802	603,423
The Children’s Place Inc	4,981	475,088
The Container Store Group Inc *	4,474	32,750
The Habit Restaurants Inc ‘A’ *	7,238	75,927
The Lovesac Co *	1,873	58,194
The Marcus Corp	7,332	241,663
The Michaels Cos Inc *	27,719	241,155
The St Joe Co *	11,145	192,586

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Tile Shop Holdings Inc	12,345	$49,380
Tilly’s Inc ‘A’	6,938	52,937
Titan International Inc	16,778	82,044
Titan Machinery Inc *	6,027	124,036
Tower International Inc	6,580	128,310
TRI Pointe Group Inc *	46,331	554,582
Triton International Ltd (Bermuda)	18,661	611,334
Tupperware Brands Corp	16,113	306,630
Twin River Worldwide Holdings Inc *	6,846	203,669
Unifi Inc *	5,201	94,502
UniFirst Corp	4,963	935,873
Universal Electronics Inc *	4,302	176,468
Vera Bradley Inc *	6,262	75,144
Veritiv Corp *	4,500	87,390
Vince Holding Corp *	979	13,657
Vista Outdoor Inc *	18,207	161,678
Visteon Corp *	9,225	540,400
Wabash National Corp	17,839	290,241
Waitr Holdings Inc *	17,055	107,276
Weyco Group Inc	1,967	52,539
William Lyon Homes ‘A’ *	10,471	190,886
Wingstop Inc	9,595	909,126
Winmark Corp	820	141,983
Winnebago Industries Inc	10,209	394,578
Wolverine World Wide Inc	28,730	791,224
World Fuel Services Corp	21,775	783,029
YETI Holdings Inc *	10,118	292,916
Zumiez Inc *	6,502	169,702

		77,632,766

Consumer, Non-Cyclical - 22.9%

22nd Century Group Inc *	38,028	79,479
Aaron’s Inc	22,064	1,354,950
Abeona Therapeutics Inc *	10,226	48,880
ABM Industries Inc	21,801	872,040
Acacia Research Corp *	14,527	43,000
ACADIA Pharmaceuticals Inc *	34,552	923,575
Accelerate Diagnostics Inc *	8,955	204,890
Acceleron Pharma Inc *	14,763	606,464
ACCO Brands Corp	33,052	260,119
Accuray Inc *	27,993	108,333
AcelRx Pharmaceuticals Inc *	25,358	64,156
Acer Therapeutics Inc *	3,087	12,039
Achillion Pharmaceuticals Inc *	45,006	120,616
Aclaris Therapeutics Inc *	9,192	20,130
Acorda Therapeutics Inc *	14,400	110,448
Adamas Pharmaceuticals Inc *	7,285	45,167
Addus HomeCare Corp *	3,443	258,053
ADMA Biologics Inc *	9,733	37,667
Adtalem Global Education Inc *	18,553	835,813
Aduro Biotech Inc *	21,225	32,687
Adverum Biotechnologies Inc *	17,966	213,616
Aeglea BioTherapeutics Inc *	8,448	57,869
Aerie Pharmaceuticals Inc *	13,835	408,824
Affimed NV * (Germany)	19,561	56,140
Agenus Inc*	34,200	102,600
AgeX Therapeutics Inc *	6,656	24,428
Aimmune Therapeutics Inc *	14,304	297,809
Akcea Therapeutics Inc *	4,233	99,264
Akebia Therapeutics Inc *	38,610	186,872
Akorn Inc *	29,711	153,012
Albireo Pharma Inc *	3,415	110,100
Alder Biopharmaceuticals Inc *	23,853	280,750
Aldeyra Therapeutics Inc *	6,901	41,406
Alector Inc *	3,201	60,819
Alico Inc	1,168	35,437
Allakos Inc *	5,686	246,374
Allogene Therapeutics Inc *	12,689	340,700
Alphatec Holdings Inc *	9,521	43,225
AMAG Pharmaceuticals Inc *	11,068	110,569

	Shares	Value
Amedisys Inc *	10,260	$1,245,667
American Public Education Inc *	5,294	156,597
American Renal Associates Holdings Inc *	6,288	46,783
Amicus Therapeutics Inc *	75,807	946,071
AMN Healthcare Services Inc *	15,183	823,678
Amneal Pharmaceuticals Inc *	30,648	219,746
Amphastar Pharmaceuticals Inc *	11,751	248,064
AnaptysBio Inc *	8,048	454,068
Anavex Life Sciences Corp *	13,791	46,476
AngioDynamics Inc *	12,191	240,041
ANI Pharmaceuticals Inc *	3,004	246,929
Anika Therapeutics Inc *	4,408	179,053
Antares Pharma Inc *	52,844	173,857
Apellis Pharmaceuticals Inc *	15,819	400,853
Apollo Medical Holdings Inc *	2,031	33,938
Apyx Medical Corp *	10,696	71,877
Aratana Therapeutics Inc *	15,670	80,857
Arcus Biosciences Inc *	10,243	81,432
Ardelyx Inc *	17,005	45,743
Arena Pharmaceuticals Inc *	16,372	959,890
Arlo Technologies Inc *	23,494	94,211
ArQule Inc *	33,129	364,750
Array BioPharma Inc *	72,984	3,381,349
Arrowhead Pharmaceuticals Inc *	30,585	810,502
Arvinas Inc *	5,742	126,267
ASGN Inc *	16,756	1,015,414
Assembly Biosciences Inc *	7,551	101,863
Assertio Therapeutics Inc *	22,839	78,795
Atara Biotherapeutics Inc *	14,535	292,299
Athenex Inc *	19,392	383,962
Athersys Inc *	39,230	65,906
AtriCure Inc *	12,021	358,707
Atrion Corp	467	398,230
Audentes Therapeutics Inc *	14,367	543,935
Avalon GloboCare Corp *	6,489	16,871
Avanos Medical Inc *	15,516	676,653
Avedro Inc *	1,615	31,719
Avid Bioservices Inc *	16,623	93,089
Avis Budget Group Inc *	19,406	682,315
Avrobio Inc *	5,121	83,267
Axogen Inc *	11,026	218,315
Axonics Modulation Technologies Inc *	5,051	206,939
Axsome Therapeutics Inc *	7,966	205,124
B&G Foods Inc	21,114	439,171
Barrett Business Services Inc	2,359	194,853
Bellicum Pharmaceuticals Inc *	3,293	5,598
Beyondspring Inc *	3,428	81,244
BG Staffing Inc	3,252	61,398
BioCryst Pharmaceuticals Inc *	35,172	133,302
BioDelivery Sciences International Inc *	26,386	122,695
Biohaven Pharmaceutical Holding Co Ltd *	10,911	477,793
BioLife Solutions Inc *	2,157	36,561
BioScrip Inc *	39,127	101,730
BioSig Technologies Inc *	5,042	47,344
BioSpecifics Technologies Corp *	2,094	125,033
BioTelemetry Inc *	10,912	525,413
BioTime Inc *	39,462	43,408
Bioxcel Therapeutics Inc *	1,886	20,671
Blueprint Medicines Corp *	15,994	1,508,714
Bridgford Foods Corp *	535	15,922
Brookdale Senior Living Inc *	61,346	442,305
Cadiz Inc *	4,617	51,941
CAI International Inc *	5,478	135,964
Cal-Maine Foods Inc	10,326	430,801
Calavo Growers Inc	5,314	514,076
Calithera Biosciences Inc *	11,074	43,189
Calyxt Inc *	2,978	37,165
Cambrex Corp *	11,195	524,038
Cara Therapeutics Inc *	11,178	240,327
Cardiovascular Systems Inc *	11,307	485,410

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Cardtronics PLC ‘A’ *	12,660	$345,871
Care.com Inc *	7,302	80,176
CareDx Inc *	13,467	484,677
Career Education Corp *	22,521	429,475
Carriage Services Inc	5,797	110,201
CASI Pharmaceuticals Inc *	16,474	52,717
Cass Information Systems Inc	4,514	218,839
Catalyst Pharmaceuticals Inc *	30,332	116,475
Catasys Inc *	2,282	43,860
cbdMD Inc *	2,983	17,600
CBIZ Inc *	16,445	322,158
CEL-SCI Corp *	8,584	71,934
Celcuity Inc *	2,049	51,225
Cellular Biomedicine Group Inc *	4,036	66,715
Celsius Holdings Inc *	7,372	32,732
Central Garden & Pet Co *	3,621	97,586
Central Garden & Pet Co ‘A’ *	13,713	337,888
Cerecor Inc *	6,797	36,976
Cerus Corp *	44,962	252,686
Checkpoint Therapeutics Inc *	7,182	21,761
Chegg Inc *	37,959	1,464,838
ChemoCentryx Inc *	13,307	123,755
Chiasma Inc *	8,411	62,830
Chimerix Inc *	15,307	66,126
ChromaDex Corp *	12,601	58,595
Cimpress NV * (Netherlands)	7,178	652,408
Clovis Oncology Inc *	16,000	237,920
Coca-Cola Consolidated Inc	1,551	464,137
Coherus Biosciences Inc *	20,271	447,989
Collectors Universe Inc	2,563	54,694
Collegium Pharmaceutical Inc *	10,715	140,902
Community Health Systems Inc *	28,604	76,373
Concert Pharmaceuticals Inc *	7,080	84,960
Conformis Inc *	20,779	90,596
CONMED Corp	8,936	764,654
Constellation Pharmaceuticals Inc *	5,439	66,791
Corbus Pharmaceuticals Holdings Inc *	19,434	134,678
Corcept Therapeutics Inc *	31,714	353,611
Corindus Vascular Robotics Inc *	29,901	89,105
CorMedix Inc *	5,722	51,326
Cortexyme Inc *	942	40,044
CorVel Corp *	2,950	256,679
CRA International Inc	2,564	98,278
Craft Brew Alliance Inc *	4,070	56,939
Crinetics Pharmaceuticals Inc *	3,606	90,150
Cross Country Healthcare Inc *	12,171	114,164
CryoLife Inc *	11,988	358,801
Cue Biopharma Inc *	5,835	52,457
Cutera Inc *	4,439	92,242
Cyclerion Therapeutics Inc *	7,689	88,039
Cymabay Therapeutics Inc *	22,551	161,465
Cytokinetics Inc *	17,915	201,544
CytomX Therapeutics Inc *	15,236	170,948
CytoSorbents Corp *	9,287	61,387
Darling Ingredients Inc *	53,743	1,068,948
Dean Foods Co *	28,255	26,102
Deciphera Pharmaceuticals Inc *	4,829	108,894
Denali Therapeutics Inc *	15,710	326,140
Dermira Inc *	15,228	145,580
Dicerna Pharmaceuticals Inc *	17,416	274,302
Diplomat Pharmacy Inc *	18,037	109,845
Dova Pharmaceuticals Inc *	2,660	37,506
Dynavax Technologies Corp *	20,211	80,642
Eagle Pharmaceuticals Inc *	3,082	171,606
Edgewell Personal Care Co *	17,739	478,066
Editas Medicine Inc *	16,270	402,520
Eidos Therapeutics Inc *	3,668	114,001
Eiger BioPharmaceuticals Inc *	7,617	80,740
ElectroCore Inc *	3,798	7,596
elf Beauty Inc *	8,558	120,668

	Shares	Value
Eloxx Pharmaceuticals Inc *	7,109	$70,877
Emerald Expositions Events Inc	8,173	91,129
Emergent BioSolutions Inc *	14,954	722,428
Enanta Pharmaceuticals Inc *	5,625	474,637
Endo International PLC *	74,814	308,234
Ennis Inc	8,563	175,713
Enzo Biochem Inc *	15,162	51,096
Epizyme Inc *	25,432	319,172
Esperion Therapeutics Inc *	8,169	380,022
Evelo Biosciences Inc *	4,460	40,051
EVERTEC Inc	19,769	646,446
Evo Payments Inc ‘A’ *	10,157	320,250
Evofem Biosciences Inc *	4,434	29,442
Evolus Inc *	3,725	54,460
EyePoint Pharmaceuticals Inc *	19,522	32,016
Farmer Brothers Co *	3,434	56,215
Fate Therapeutics Inc *	17,182	348,795
FibroGen Inc *	25,429	1,148,882
Five Prime Therapeutics Inc *	10,919	65,842
Flexion Therapeutics Inc *	11,526	141,770
Forrester Research Inc *	3,342	157,174
Forty Seven Inc *	5,445	57,717
Franklin Covey Co *	3,033	103,122
Fresh Del Monte Produce Inc *	10,196	274,782
FTI Consulting Inc *	12,336	1,034,250
G1 Therapeutics Inc *	11,078	339,651
Galectin Therapeutics Inc *	10,351	42,957
Genesis Healthcare Inc *	30,613	37,960
GenMark Diagnostics Inc *	17,282	112,160
Genomic Health Inc *	8,826	513,408
Geron Corp *	53,066	74,823
Glaukos Corp *	11,679	880,597
Global Blood Therapeutics Inc *	17,832	937,963
Globus Medical Inc ‘A’ *	24,905	1,053,481
GlycoMimetics Inc *	11,126	132,622
Gossamer Bio Inc *	6,533	144,902
GP Strategies Corp *	4,137	62,386
Green Dot Corp ‘A’ *	16,254	794,821
Gritstone Oncology Inc *	8,060	89,788
Haemonetics Corp *	16,775	2,018,703
Halozyme Therapeutics Inc *	46,886	805,501
Hanger Inc *	11,708	224,208
Harpoon Therapeutics Inc *	1,679	21,827
Harsco Corp *	25,915	711,108
Healthcare Services Group Inc	24,344	738,110
HealthEquity Inc *	20,103	1,314,736
Heidrick & Struggles International Inc	6,045	181,169
Helen of Troy Ltd *	8,200	1,070,838
Herc Holdings Inc *	7,913	362,653
Heron Therapeutics Inc *	24,184	449,581
Hertz Global Holdings Inc *	21,181	338,049
Heska Corp *	2,279	194,102
HF Foods Group Inc *	2,387	83,091
HMS Holdings Corp *	28,403	919,973
Homology Medicines Inc *	7,942	155,425
Hostess Brands Inc *	32,804	473,690
Huron Consulting Group Inc *	7,334	369,487
I3 Verticals Inc ‘A’ *	3,145	92,620
ICF International Inc	5,930	431,704
ImmunoGen Inc *	45,594	98,939
Immunomedics Inc *	57,322	795,056
Information Services Group Inc *	12,017	37,974
Ingles Markets Inc ‘A’	4,642	144,505
Innoviva Inc *	20,778	302,528
Inogen Inc *	5,992	400,026
Inovio Pharmaceuticals Inc *	31,794	93,474
Insmed Inc *	25,399	650,214
Insperity Inc	12,682	1,548,979
Inspire Medical Systems Inc *	4,389	266,193
Integer Holdings Corp *	10,650	893,748

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Intellia Therapeutics Inc *	11,929	$195,278
Inter Parfums Inc	5,775	383,980
Intercept Pharmaceuticals Inc *	8,112	645,472
International Money Express Inc *	4,093	57,711
Intersect ENT Inc *	9,795	222,934
Intra-Cellular Therapies Inc *	14,141	183,550
Intrexon Corp *	23,009	176,249
Invacare Corp	10,651	55,279
Invitae Corp *	28,375	666,812
Iovance Biotherapeutics Inc *	37,552	920,775
iRadimed Corp *	1,132	23,149
iRhythm Technologies Inc *	8,113	641,576
Ironwood Pharmaceuticals Inc *	50,325	550,555
J&J Snack Foods Corp	4,939	794,932
John B Sanfilippo & Son Inc	2,837	226,081
Jounce Therapeutics Inc *	5,013	24,814
K12 Inc *	12,623	383,865
Kadmon Holdings Inc *	42,426	87,398
Kala Pharmaceuticals Inc *	8,054	51,385
Kaleido Biosciences Inc *	1,596	18,514
KalVista Pharmaceuticals Inc *	3,803	84,236
Karyopharm Therapeutics Inc *	18,890	113,151
Kelly Services Inc ‘A’	10,823	283,454
Kezar Life Sciences Inc *	5,503	42,428
Kforce Inc	7,591	266,368
Kindred Biosciences Inc *	12,034	100,243
Kiniksa Pharmaceuticals Ltd ‘A’ *	4,547	61,566
Kodiak Sciences Inc *	7,659	89,610
Korn Ferry	18,486	740,734
Krystal Biotech Inc *	2,857	115,051
Kura Oncology Inc *	9,820	193,356
La Jolla Pharmaceutical Co *	7,104	65,712
Lancaster Colony Corp	6,186	919,240
Lannett Co Inc *	9,526	57,728
Lantheus Holdings Inc *	12,510	354,033
Laureate Education Inc ‘A’ *	31,275	491,330
LeMaitre Vascular Inc	5,229	146,307
Lexicon Pharmaceuticals Inc *	14,171	89,136
LHC Group Inc *	9,839	1,176,548
Lifevantage Corp *	4,452	57,787
Ligand Pharmaceuticals Inc *	6,271	715,835
Limoneira Co	4,750	94,715
Liquidia Technologies Inc *	4,285	34,280
LivaNova PLC *	15,908	1,144,740
LiveRamp Holdings Inc *	22,359	1,083,964
LogicBio Therapeutics Inc *	2,826	36,738
LSC Communications Inc	10,115	37,122
Luminex Corp	13,795	284,729
MacroGenics Inc *	15,605	264,817
Madrigal Pharmaceuticals Inc *	2,563	268,628
Magellan Health Inc *	7,092	526,439
Magenta Therapeutics Inc *	6,353	93,707
Mallinckrodt PLC *	28,025	257,269
MannKind Corp *	66,142	76,063
Marinus Pharmaceuticals Inc *	16,114	66,873
Marker Therapeutics Inc *	8,810	69,775
Matthews International Corp ‘A’	10,173	354,529
MediciNova Inc *	12,855	123,794
Medifast Inc	3,718	477,019
Medpace Holdings Inc *	9,041	591,462
MEI Pharma Inc *	21,796	54,490
MeiraGTx Holdings PLC *	5,103	137,169
Menlo Therapeutics Inc *	4,881	29,237
Meridian Bioscience Inc *	13,271	157,659
Merit Medical Systems Inc *	17,553	1,045,457
Mersana Therapeutics Inc *	11,594	46,956
MGP Ingredients Inc	4,222	279,961
Millendo Therapeutics Inc *	2,984	34,495
Minerva Neurosciences Inc *	9,422	53,046
Mirati Therapeutics Inc *	8,183	842,849

	Shares	Value
Misonix Inc *	2,356	$59,890
Molecular Templates Inc *	5,491	45,850
Momenta Pharmaceuticals Inc *	32,280	401,886
Monro Inc	10,659	909,213
Mustang Bio Inc *	8,994	33,098
MyoKardia Inc *	14,548	729,437
Myriad Genetics Inc *	22,991	638,690
NanoString Technologies Inc *	10,821	328,417
Natera Inc *	18,316	505,155
Nathan’s Famous Inc	867	67,730
National Beverage Corp	3,780	168,701
National HealthCare Corp	4,006	325,087
National Research Corp	3,928	226,214
Natural Grocers by Vitamin Cottage Inc *	2,547	25,597
Nature’s Sunshine Products Inc *	3,630	33,723
Natus Medical Inc *	11,151	286,469
Navigant Consulting Inc	12,654	293,446
Neogen Corp *	16,797	1,043,262
NeoGenomics Inc *	28,676	629,151
Neon Therapeutics Inc *	4,700	22,278
Neuronetics Inc *	3,886	48,614
Nevro Corp *	9,686	627,943
New Age Beverages Corp *	23,603	109,990
NextCure Inc *	922	13,812
NGM Biopharmaceuticals Inc *	2,161	31,637
Novavax Inc *	8,579	50,273
Novocure Ltd *	27,751	1,754,696
NuVasive Inc *	17,014	996,000
Ocular Therapeutix Inc *	13,507	59,431
Odonate Therapeutics Inc *	2,547	93,449
Omeros Corp *	15,357	240,951
Oncocyte Corp *	6,839	17,029
OPKO Health Inc *	111,342	271,674
Optinose Inc *	8,098	57,334
OraSure Technologies Inc *	20,433	189,618
Organogenesis Holdings Inc *	3,250	24,700
Orthofix Medical Inc *	5,928	313,473
OrthoPediatrics Corp *	2,996	116,844
Osmotica Pharmaceuticals PLC *	3,307	12,567
Owens & Minor Inc	19,466	62,291
Oxford Immunotec Global PLC *	406	5,587
Pacific Biosciences of California Inc *	46,641	282,178
Pacira BioSciences Inc *	13,285	577,765
Palatin Technologies Inc *	70,179	81,408
Paratek Pharmaceuticals Inc *	10,441	41,660
Patterson Cos Inc	27,491	629,544
PDL BioPharma Inc *	40,439	126,978
Performance Food Group Co *	33,703	1,349,131
Pfenex Inc *	10,454	70,460
PhaseBio Pharmaceuticals Inc *	4,430	58,122
Phibro Animal Health Corp ‘A’	6,481	205,901
Pieris Pharmaceuticals Inc *	14,412	67,736
PolarityTE Inc *	5,162	29,423
Portola Pharmaceuticals Inc *	21,866	593,225
Precision BioSciences Inc *	2,964	39,273
Prestige Consumer Healthcare Inc *	17,042	539,891
PRGX Global Inc *	6,447	43,324
Primo Water Corp *	11,463	140,995
Principia Biopharma Inc *	4,371	145,073
Priority Technology Holdings Inc *	1,876	14,727
Progenics Pharmaceuticals Inc *	28,547	176,135
Protagonist Therapeutics Inc *	4,900	59,339
Prothena Corp PLC * (Ireland)	13,597	143,720
PTC Therapeutics Inc *	18,759	844,155
Pulse Biosciences Inc *	3,288	43,402
Puma Biotechnology Inc *	10,420	132,438
Pyxus International Inc *	2,737	41,602
Quad/Graphics Inc	10,104	79,923
Quanex Building Products Corp	10,773	203,502
Quanterix Corp *	3,117	105,323

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Quidel Corp *	11,608	$688,587
R1 RCM Inc *	33,714	424,122
Ra Pharmaceuticals Inc *	10,244	308,037
Radius Health Inc *	14,763	359,627
RadNet Inc *	13,759	189,737
Reata Pharmaceuticals Inc ‘A’ *	6,585	621,295
Recro Pharma Inc *	6,244	63,501
REGENXBIO Inc *	10,937	561,834
Rent-A-Center Inc *	15,931	424,243
Repligen Corp *	15,530	1,334,803
Replimune Group Inc *	3,760	55,122
Resources Connection Inc	10,119	162,005
resTORbio Inc *	4,831	49,276
Retrophin Inc *	13,422	269,648
Revance Therapeutics Inc *	14,397	186,729
Revlon Inc ‘A’ *	2,081	40,226
Rhythm Pharmaceuticals Inc *	7,492	164,824
Rigel Pharmaceuticals Inc *	54,828	143,101
Rocket Pharmaceuticals Inc *	9,719	145,785
Rockwell Medical Inc *	19,315	58,138
Rosetta Stone Inc *	7,006	160,297
RR Donnelley & Sons Co	22,749	44,816
RTI Surgical Holdings Inc *	18,738	79,636
Rubius Therapeutics Inc *	11,528	181,335
Sanderson Farms Inc	6,521	890,508
Sangamo Therapeutics Inc *	37,616	405,124
Savara Inc *	9,972	23,634
Scholar Rock Holding Corp *	5,367	85,121
SEACOR Marine Holdings Inc *	6,242	93,380
SeaSpine Holdings Corp *	4,851	64,276
Select Medical Holdings Corp *	36,008	571,447
Seneca Foods Corp ‘A’ *	2,511	69,881
Senseonics Holdings Inc *	34,878	71,151
Seres Therapeutics Inc *	6,935	22,331
Shockwave Medical Inc *	2,168	123,771
ShotSpotter Inc *	2,678	118,368
SI-BONE Inc *	5,228	106,338
Sientra Inc *	7,658	47,173
SIGA Technologies Inc *	17,158	97,457
Silk Road Medical Inc *	2,271	110,053
Solid Biosciences Inc *	3,867	22,235
Soliton Inc *	864	12,701
Sorrento Therapeutics Inc *	38,286	102,224
Sotheby’s *	10,306	599,088
SP Plus Corp *	7,430	237,240
Spark Therapeutics Inc *	11,261	1,152,901
SpartanNash Co	12,254	143,004
Spectrum Pharmaceuticals Inc *	36,498	314,248
Spero Therapeutics Inc *	3,317	38,179
STAAR Surgical Co *	14,567	427,978
Stemline Therapeutics Inc *	13,110	200,845
Strategic Education Inc	6,978	1,242,084
Strongbridge Biopharma PLC *	11,527	36,080
Supernus Pharmaceuticals Inc *	16,180	535,396
Surgery Partners Inc *	7,932	64,566
Surmodics Inc *	4,196	181,141
Sutro Biopharma Inc *	3,495	39,773
Syndax Pharmaceuticals Inc *	6,553	61,008
Syneos Health Inc *	20,399	1,042,185
Synlogic Inc *	5,055	46,001
Synthorx Inc *	2,534	34,234
Syros Pharmaceuticals Inc *	11,226	103,953
Tactile Systems Technology Inc *	5,951	338,731
Tandem Diabetes Care Inc *	18,178	1,172,845
TCR2 Therapeutics Inc *	867	12,407
Team Inc *	9,925	152,051
Tejon Ranch Co *	7,201	119,465
Teladoc Health Inc *	23,408	1,554,525
Tenet Healthcare Corp *	33,677	695,767
Textainer Group Holdings Ltd * (China)	9,078	91,506

	Shares	Value
TG Therapeutics Inc *	25,725	$222,521
The Andersons Inc	10,320	281,117
The Boston Beer Co Inc ‘A’ *	2,735	1,033,174
The Brink’s Co	16,333	1,325,913
The Chefs’ Warehouse Inc *	7,898	276,983
The Ensign Group Inc	16,559	942,538
The Hackett Group Inc	7,922	133,010
The Joint Corp *	4,229	76,968
The Medicines Co *	23,054	840,779
The Providence Service Corp *	3,790	217,319
The Simply Good Foods Co *	23,189	558,391
TherapeuticsMD Inc *	64,569	167,879
Theravance Biopharma Inc *	14,470	236,295
Tivity Health Inc *	15,542	255,510
Tocagen Inc *	7,811	52,177
Tootsie Roll Industries Inc	5,500	203,115
TransEnterix Inc *	61,975	84,286
Translate Bio Inc *	9,925	125,353
TransMedics Group Inc *	2,153	62,415
Tricida Inc *	7,146	281,981
TriNet Group Inc *	14,626	991,643
Triple-S Management Corp ‘B’ *	7,224	172,292
TrueBlue Inc *	13,292	293,222
Turning Point Brands Inc	2,827	138,466
Turning Point Therapeutics Inc *	2,174	88,482
Twist Bioscience Corp *	6,949	201,590
Tyme Technologies Inc *	21,148	25,801
Ultragenyx Pharmaceutical Inc *	17,904	1,136,904
United Natural Foods Inc *	15,926	142,856
UNITY Biotechnology Inc *	8,039	76,370
Universal Corp	8,044	488,834
UroGen Pharma Ltd *	6,105	219,414
US Physical Therapy Inc	4,115	504,376
USANA Health Sciences Inc *	4,430	351,875
Utah Medical Products Inc	1,085	103,834
Vanda Pharmaceuticals Inc *	16,718	235,557
Vapotherm Inc *	1,533	35,259
Varex Imaging Corp *	12,153	372,489
VBI Vaccines Inc *	27,190	31,812
Vector Group Ltd	34,691	338,237
Vectrus Inc *	3,781	153,357
Veracyte Inc *	15,253	434,863
Vericel Corp *	14,407	272,148
Verrica Pharmaceuticals Inc *	4,550	52,871
Viad Corp	6,531	432,613
ViewRay Inc *	22,802	200,886
Viking Therapeutics Inc *	21,258	176,441
Village Super Market Inc ‘A’	2,704	71,683
Voyager Therapeutics Inc *	7,907	215,229
WaVe Life Sciences Ltd *	7,373	192,362
WD-40 Co	4,499	715,521
Weight Watchers International Inc *	15,298	292,192
Weis Markets Inc	3,085	112,325
Willdan Group Inc *	3,214	119,721
Wright Medical Group NV *	41,328	1,232,401
X4 Pharmaceuticals Inc *	2,196	32,940
XBiotech Inc *	5,368	40,689
Xencor Inc *	15,505	634,620
Xeris Pharmaceuticals Inc *	8,693	99,448
Y-mAbs Therapeutics Inc *	6,630	151,628
Youngevity International Inc *	2,561	14,598
ZIOPHARM Oncology Inc *	52,537	306,291
Zogenix Inc *	13,980	667,964
Zynerba Pharmaceuticals Inc *	6,804	92,194
Zynex Inc	5,052	45,417

		155,529,114

Diversified - 0.0%

GTY Technology Holding Inc *	9,593	65,712

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Energy - 4.1%

Abraxas Petroleum Corp *	48,866	$50,332
Advanced Emissions Solutions Inc	4,969	62,808
Arch Coal Inc ‘A’	5,555	523,337
Archrock Inc	42,731	452,949
Berry Petroleum Corp	20,814	220,628
Bonanza Creek Energy Inc *	6,252	130,542
Brigham Minerals Inc ‘A’ *	5,301	113,759
C&J Energy Services Inc *	21,668	255,249
California Resources Corp *	15,863	312,184
Callon Petroleum Co *	75,318	496,346
Carrizo Oil & Gas Inc *	29,213	292,714
Chaparral Energy Inc ‘A’ *	10,038	47,279
Clean Energy Fuels Corp *	46,019	122,871
CNX Resources Corp *	63,681	465,508
Comstock Resources Inc *	4,928	27,449
CONSOL Energy Inc *	8,959	238,399
Contura Energy Inc *	6,225	323,077
CVR Energy Inc	9,672	483,503
Delek US Holdings Inc	25,150	1,019,078
Denbury Resources Inc *	146,661	181,860
Diamond Offshore Drilling Inc *	20,655	183,210
DMC Global Inc	4,671	295,908
Dril-Quip Inc *	11,899	571,152
Earthstone Energy Inc ‘A’ *	6,260	38,311
Enphase Energy Inc *	30,083	548,413
Era Group Inc *	6,396	53,343
Evolution Petroleum Corp	8,140	58,201
Exterran Corp *	10,576	150,391
Extraction Oil & Gas Inc *	32,840	142,197
Falcon Minerals Corp *	12,264	103,018
Flotek Industries Inc *	18,177	60,166
Forum Energy Technologies Inc *	25,602	87,559
Frank’s International NV *	34,886	190,478
FTS International Inc *	10,288	57,407
FutureFuel Corp	8,195	95,800
Geospace Technologies Corp *	4,213	63,658
Goodrich Petroleum Corp *	2,746	35,671
Green Plains Inc *	13,425	144,721
Gulfport Energy Corp *	52,507	257,809
Hallador Energy Co	5,491	30,914
Helix Energy Solutions Group Inc *	46,645	402,546
HighPoint Resources Corp *	35,963	65,453
Independence Contract Drilling Inc *	18,212	28,775
Isramco Inc *	249	29,507
Jagged Peak Energy Inc *	21,803	180,311
Keane Group Inc *	16,986	114,146
KLX Energy Services Holdings Inc *	6,660	136,064
Laredo Petroleum Inc *	59,454	172,417
Liberty Oilfield Services Inc ‘A’	14,951	241,907
Magnolia Oil & Gas Corp ‘A’ *	32,985	381,966
Mammoth Energy Services Inc	3,999	27,513
Matador Resources Co *	36,493	725,481
Matrix Service Co *	8,551	173,243
McDermott International Inc *	59,477	574,548
Midstates Petroleum Co Inc *	4,281	25,215
Montage Resources Corp *	7,003	42,718
MRC Global Inc *	26,583	455,101
Murphy USA Inc *	9,950	836,098
Nabors Industries Ltd	115,711	335,562
NACCO Industries Inc ‘A’	1,346	69,911
National Energy Services Reunited Corp *	7,573	65,885
Natural Gas Services Group Inc *	4,255	70,207
NCS Multistage Holdings Inc *	2,552	9,060
Newpark Resources Inc *	29,709	220,441
NextDecade Corp *	4,584	28,971
Nine Energy Service Inc *	5,484	95,038
Noble Corp PLC *	78,818	147,390
Northern Oil and Gas Inc *	91,594	176,776

	Shares	Value
NOW Inc *	35,484	$523,744
Oasis Petroleum Inc *	104,784	595,173
Oceaneering International Inc *	32,504	662,757
Oil States International Inc *	19,731	361,077
Pacific Drilling SA *	9,659	121,703
Panhandle Oil and Gas Inc ‘A’	5,018	65,435
Par Pacific Holdings Inc *	11,247	230,788
Parker Drilling Co *	3,009	61,023
Pattern Energy Group Inc ‘A’	29,051	670,788
PDC Energy Inc *	21,829	787,154
Peabody Energy Corp	23,319	561,988
Penn Virginia Corp *	4,571	140,238
Plug Power Inc *	75,093	168,959
PrimeEnergy Resources Corp *	166	22,100
ProPetro Holding Corp *	26,228	542,920
QEP Resources Inc *	78,338	566,384
Ramaco Resources Inc *	2,070	11,012
Renewable Energy Group Inc *	11,791	187,005
REX American Resources Corp *	1,780	129,762
Ring Energy Inc *	18,973	61,662
Roan Resources Inc *	11,776	20,490
Rosehill Resources Inc *	3,543	13,109
RPC Inc	19,159	138,136
SandRidge Energy Inc *	10,283	71,158
Seadrill Ltd * (United Kingdom)	19,126	79,564
Select Energy Services Inc ‘A’ *	19,449	225,803
SemGroup Corp ‘A’	26,195	314,340
SilverBow Resources Inc *	2,120	29,362
SM Energy Co	36,745	460,047
Smart Sand Inc *	7,861	19,181
Solaris Oilfield Infrastructure Inc ‘A’	10,119	151,583
Southwestern Energy Co *	179,101	565,959
SRC Energy Inc *	79,636	394,995
SunCoke Energy Inc *	28,909	256,712
Sunrun Inc *	36,234	679,750
Superior Energy Services Inc *	48,895	63,563
Talos Energy Inc *	6,533	157,119
Tellurian Inc *	30,988	243,256
TerraForm Power Inc ‘A’	23,981	342,928
TETRA Technologies Inc *	37,768	61,562
Thermon Group Holdings Inc *	10,838	277,995
TPI Composites Inc *	9,429	233,085
Trecora Resources *	6,611	63,267
Ultra Petroleum Corp *	5,316	957
Unit Corp *	16,690	148,374
US Silica Holdings Inc	23,933	306,103
Us Well Services Inc *	5,848	28,187
Vivint Solar Inc *	13,462	98,273
W&T Offshore Inc *	30,546	151,508
Warrior Met Coal Inc	16,977	443,439
Whiting Petroleum Corp *	29,880	558,158

		27,890,084

Financial - 24.6%

1st Constitution Bancorp	2,197	40,579
1st Source Corp	5,110	237,104
Acadia Realty Trust REIT	26,844	734,720
ACNB Corp	2,167	85,748
AG Mortgage Investment Trust Inc REIT	10,371	164,899
Agree Realty Corp REIT	12,330	789,736
Aircastle Ltd	17,074	362,993
Alexander & Baldwin Inc * REIT	22,491	519,542
Alexander’s Inc REIT	700	259,210
Allegiance Bancshares Inc *	6,301	210,075
Altisource Portfolio Solutions SA *	2,153	42,328
Altus Midstream Co ‘A’ *	16,212	60,309
Amalgamated Bank ‘A’	4,599	80,253
Ambac Financial Group Inc *	14,903	251,116
Amerant Bancorp Inc *	6,275	123,680
American Assets Trust Inc REIT	15,307	721,266

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
American Equity Investment Life Holding Co	29,029	$788,428
American Finance Trust Inc REIT	34,897	380,377
American National Bankshares Inc	3,290	127,487
American Realty Investors Inc *	944	12,876
Ameris Bancorp	15,507	607,719
AMERISAFE Inc	6,069	387,020
Ames National Corp	2,965	80,351
Anworth Mortgage Asset Corp REIT	31,864	120,765
Apollo Commercial Real Estate Finance Inc REIT	49,506	910,415
Ares Commercial Real Estate Corp REIT	8,375	124,452
Ares Management Corp ‘A’	21,055	551,009
Argo Group International Holdings Ltd	10,755	796,408
Arlington Asset Investment Corp ‘A’ REIT	11,991	82,498
Armada Hoffler Properties Inc REIT	17,189	284,478
ARMOUR Residential REIT Inc	19,549	364,393
Arrow Financial Corp	4,214	146,352
Artisan Partners Asset Management Inc ‘A’	16,467	453,172
Ashford Hospitality Trust Inc REIT	27,987	83,121
Associated Capital Group Inc ‘A’	796	29,770
Atlantic Capital Bancshares Inc *	8,289	141,908
Atlantic Union Bankshares Corp	26,687	942,852
Axos Financial Inc *	19,008	517,968
B. Riley Financial Inc	6,586	137,384
Banc of California Inc	14,994	209,466
BancFirst Corp	6,179	343,923
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	9,668	201,384
BancorpSouth Bank	31,540	915,922
Bank First Corp	1,833	126,404
Bank of Commerce Holdings	5,410	57,833
Bank of Marin Bancorp	4,294	176,140
Bank7 Corp *	1,181	21,837
BankFinancial Corp	4,574	63,990
Bankwell Financial Group Inc	2,214	63,542
Banner Corp	11,093	600,686
Bar Harbor Bankshares	5,124	136,247
Baycom Corp *	3,431	75,139
BCB Bancorp Inc	4,366	60,469
Berkshire Hills Bancorp Inc	15,269	479,294
Blackstone Mortgage Trust Inc ‘A’ REIT	41,168	1,464,757
Blucora Inc *	15,813	480,241
Bluerock Residential Growth REIT Inc	7,392	86,856
Boston Private Financial Holdings Inc	26,537	320,302
Braemar Hotels & Resorts Inc REIT	9,676	95,792
Bridge Bancorp Inc	5,191	152,927
Bridgewater Bancshares Inc *	7,701	88,870
BrightSphere Investment Group PLC	23,608	269,367
Brookline Bancorp Inc	25,279	388,791
BRT Apartments Corp REIT	2,646	37,388
Bryn Mawr Bank Corp	6,542	244,147
Business First Bancshares Inc	4,078	103,785
Byline Bancorp Inc *	7,515	143,687
C&F Financial Corp	1,185	64,713
Cadence BanCorp	41,246	857,917
Cambridge Bancorp	1,390	113,285
Camden National Corp	5,113	234,533
Capital Bancorp Inc *	2,950	36,285
Capital City Bank Group Inc	4,332	107,650
Capitol Federal Financial Inc	43,474	598,637
Capstar Financial Holdings Inc	4,587	69,493
Capstead Mortgage Corp REIT	29,514	246,442
CareTrust REIT Inc	31,273	743,672
Carolina Financial Corp	7,055	247,560
Carter Bank & Trust *	7,275	143,681
CatchMark Timber Trust Inc ‘A’ REIT	16,046	167,681
Cathay General Bancorp	25,458	914,197
CBL & Associates Properties Inc REIT	55,755	57,985
CBTX Inc	6,081	171,119
Cedar Realty Trust Inc REIT	29,549	78,305

	Shares	Value
CenterState Bank Corp	41,323	$951,669
Central Pacific Financial Corp	8,745	262,000
Central Valley Community Bancorp	3,798	81,543
Century Bancorp Inc ‘A’	873	76,737
Chatham Lodging Trust REIT	15,248	287,730
Chemical Financial Corp	23,701	974,348
Chemung Financial Corp	1,109	53,609
Cherry Hill Mortgage Investment Corp REIT	5,224	83,584
Chesapeake Lodging Trust REIT	19,768	561,807
CIM Commercial Trust Corp REIT	1,139	23,486
Citizens & Northern Corp	3,874	102,002
Citizens Inc *	16,774	122,450
City Holding Co	5,267	401,661
City Office REIT Inc	12,412	148,820
Civista Bancshares Inc	4,966	111,487
Clipper Realty Inc REIT	4,273	47,772
CNB Financial Corp	4,987	140,833
CNO Financial Group Inc	52,728	879,503
Coastal Financial Corp *	2,646	40,934
Codorus Valley Bancorp Inc	2,796	64,308
Cohen & Steers Inc	7,504	386,006
Colony Bankcorp Inc	2,157	36,561
Colony Credit Real Estate Inc REIT	26,830	415,865
Columbia Banking System Inc	23,989	867,922
Columbia Financial Inc *	17,314	261,441
Community Bank System Inc	16,426	1,081,488
Community Bankers Trust Corp	7,572	64,135
Community Healthcare Trust Inc REIT	5,800	228,578
Community Trust Bancorp Inc	5,203	220,035
ConnectOne Bancorp Inc	10,898	246,949
Consolidated-Tomoka Land Co	1,626	97,072
CoreCivic Inc REIT	39,140	812,546
CorEnergy Infrastructure Trust Inc REIT	4,252	168,634
CorePoint Lodging Inc REIT	13,999	173,448
Cowen Inc ‘A’ *	9,374	161,139
Crawford & Co ‘A’	4,908	51,681
Crawford & Co ‘B’	535	4,981
Curo Group Holdings Corp *	5,628	62,189
Cushman & Wakefield PLC *	33,430	597,728
Customers Bancorp Inc *	9,368	196,728
CVB Financial Corp	43,720	919,432
Deluxe Corp	14,538	591,115
Diamond Hill Investment Group Inc	1,045	148,097
DiamondRock Hospitality Co REIT	66,102	683,495
Dime Community Bancshares Inc	10,647	202,187
DNB Financial Corp	1,025	45,582
Donegal Group Inc ‘A’	3,424	52,284
Dynex Capital Inc REIT	7,810	130,823
Eagle Bancorp Inc	11,026	596,837
Easterly Government Properties Inc REIT	22,798	412,872
EastGroup Properties Inc REIT	11,881	1,377,958
eHealth Inc *	7,327	630,855
Elevate Credit Inc *	7,079	29,165
Ellington Financial Inc	8,873	159,448
EMC Insurance Group Inc	3,166	114,071
Employers Holdings Inc	10,202	431,239
Encore Capital Group Inc *	10,114	342,561
Enova International Inc *	11,002	253,596
Enstar Group Ltd * (Bermuda)	3,779	658,604
Entegra Financial Corp *	2,397	72,198
Enterprise Bancorp Inc	3,090	97,984
Enterprise Financial Services Corp	8,124	337,958
Equity Bancshares Inc ‘A’ *	4,947	131,887
Esquire Financial Holdings Inc *	2,195	55,204
ESSA Bancorp Inc	2,918	44,499
Essent Group Ltd *	31,553	1,482,675
Essential Properties Realty Trust Inc REIT	16,223	325,109
Evans Bancorp Inc	1,625	61,311
Exantas Capital Corp REIT	10,283	116,301
eXp World Holdings Inc *	5,173	57,575

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Farmers & Merchants Bancorp Inc	3,492	$101,687
Farmers National Banc Corp	8,718	129,288
Farmland Partners Inc REIT	9,836	69,344
FB Financial Corp	5,619	205,655
FBL Financial Group Inc ‘A’	3,262	208,116
Federal Agricultural Mortgage Corp ‘C’	2,983	216,745
Federated Investors Inc ‘B’	31,582	1,026,415
FedNat Holding Co	3,760	53,655
FGL Holdings	47,831	401,780
Fidelity D&D Bancorp Inc	927	62,294
Fidelity Southern Corp	6,802	210,658
Financial Institutions Inc	4,942	144,059
First BanCorp	70,306	776,178
First Bancorp Inc	3,511	94,270
First Bancorp NC	9,752	355,168
First Bank	5,405	63,455
First Busey Corp	17,166	453,354
First Business Financial Services Inc	2,685	63,097
First Capital Inc	1,021	51,601
First Choice Bancorp	3,454	78,544
First Commonwealth Financial Corp	31,972	430,663
First Community Bankshares Inc	5,057	170,724
First Defiance Financial Corp	6,634	189,533
First Financial Bancorp	31,669	767,023
First Financial Bankshares Inc	42,632	1,312,639
First Financial Corp	3,965	159,234
First Financial Northwest Inc	2,331	32,984
First Foundation Inc	13,067	175,620
First Guaranty Bancshares Inc	1,454	30,316
First Industrial Realty Trust Inc REIT	41,298	1,517,288
First Internet Bancorp	3,069	66,106
First Interstate BancSystem Inc ‘A’	12,358	489,500
First Merchants Corp	16,412	622,015
First Mid Bancshares Inc	4,731	165,207
First Midwest Bancorp Inc	33,281	681,262
First Northwest Bancorp	3,349	54,421
Flagstar Bancorp Inc	9,550	316,487
Flushing Financial Corp	8,694	193,007
FNCB Bancorp Inc	5,365	41,525
Focus Financial Partners Inc ‘A’ *	9,918	270,861
Forestar Group Inc *	3,354	65,571
Four Corners Property Trust Inc REIT	22,436	613,176
Franklin Financial Network Inc	4,255	118,544
Franklin Financial Services Corp	1,305	49,747
Franklin Street Properties Corp REIT	33,426	246,684
Front Yard Residential Corp REIT	16,316	199,382
FRP Holdings Inc *	2,297	128,104
FS Bancorp Inc	1,372	71,166
Fulton Financial Corp	54,420	890,855
FVCBankcorp Inc *	3,770	73,213
GAIN Capital Holdings Inc	6,113	25,247
GAMCO Investors Inc ‘A’	2,017	38,666
Genworth Financial Inc ‘A’ *	165,901	615,493
German American Bancorp Inc	7,605	229,063
Getty Realty Corp REIT	11,218	345,066
Glacier Bancorp Inc	27,181	1,102,190
Gladstone Commercial Corp REIT	10,199	216,423
Gladstone Land Corp REIT	5,333	61,489
Global Indemnity Ltd (Cayman)	2,750	85,140
Global Medical REIT Inc	10,175	106,837
Global Net Lease Inc REIT	27,854	546,495
Goosehead Insurance Inc ‘A’	3,668	175,330
Granite Point Mortgage Trust Inc REIT	17,386	333,637
Great Ajax Corp REIT	5,107	71,498
Great Southern Bancorp Inc	3,682	220,368
Great Western Bancorp Inc	17,975	642,067
Greene County Bancorp Inc	826	24,301
Greenhill & Co Inc	5,486	74,555
Greenlight Capital Re Ltd ‘A’ *	8,990	76,325
Griffin Industrial Realty Inc	345	12,196

	Shares	Value
Guaranty Bancshares Inc	2,795	$87,064
Hallmark Financial Services Inc *	4,352	61,929
Hamilton Lane Inc ‘A’	7,124	406,495
Hancock Whitney Corp	28,164	1,128,250
Hanmi Financial Corp	9,728	216,643
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	20,248	570,589
HarborOne Bancorp Inc *	4,804	89,979
Hawthorn Bancshares Inc	1,734	46,471
HCI Group Inc	2,235	90,450
Health Insurance Innovations Inc ‘A’ *	3,232	83,773
Healthcare Realty Trust Inc REIT	41,975	1,314,657
Heartland Financial USA Inc	10,825	484,202
Heritage Commerce Corp	14,126	173,043
Heritage Financial Corp	11,716	346,091
Heritage Insurance Holdings Inc	8,776	135,238
Hersha Hospitality Trust REIT	11,655	192,774
HFF Inc ‘A’	12,562	571,320
Hilltop Holdings Inc	23,837	507,013
Hingham Institution for Savings	473	93,659
Home Bancorp Inc	2,539	97,701
Home BancShares Inc	51,193	985,977
HomeStreet Inc *	8,013	237,505
HomeTrust Bancshares Inc	5,790	145,561
Hope Bancorp Inc	39,509	544,434
Horace Mann Educators Corp	13,130	529,008
Horizon Bancorp Inc	12,224	199,740
Houlihan Lokey Inc	11,016	490,542
Howard Bancorp Inc *	4,230	64,169
IBERIABANK Corp	17,702	1,342,697
Independence Holding Co	1,761	68,186
Independence Realty Trust Inc REIT	30,016	347,285
Independent Bank Corp MA	10,876	828,207
Independent Bank Corp MI	7,391	161,050
Independent Bank Group Inc	11,935	655,948
Industrial Logistics Properties Trust REIT	21,447	446,527
Innovative Industrial Properties Inc REIT	3,072	379,576
International Bancshares Corp	18,324	690,998
INTL. FCStone Inc *	5,292	209,510
Invesco Mortgage Capital Inc REIT	42,355	682,763
Investar Holding Corp	2,929	69,857
Investors Bancorp Inc	75,878	846,040
Investors Real Estate Trust REIT	3,811	223,591
Investors Title Co	482	80,494
iStar Inc REIT	20,383	253,157
James River Group Holdings Ltd	8,779	411,735
Jernigan Capital Inc REIT	6,989	143,274
Kearny Financial Corp	27,918	371,030
Kennedy-Wilson Holdings Inc	40,391	830,843
Kinsale Capital Group Inc	6,476	592,424
Kite Realty Group Trust REIT	27,481	415,788
KKR Real Estate Finance Trust Inc REIT	8,267	164,679
Ladder Capital Corp REIT	33,717	560,039
Ladenburg Thalmann Financial Services Inc	38,993	133,746
Lakeland Bancorp Inc	16,044	259,111
Lakeland Financial Corp	8,329	390,047
LCNB Corp	4,019	76,361
Legacy Housing Corp *	1,433	17,841
LegacyTexas Financial Group Inc	15,855	645,457
LendingClub Corp *	108,712	356,575
Level One Bancorp Inc	1,786	44,632
Lexington Realty Trust REIT	75,345	708,996
Live Oak Bancshares Inc	8,691	149,051
LTC Properties Inc REIT	13,076	597,050
Luther Burbank Corp	6,893	75,065
Macatawa Bank Corp	8,252	84,666
Mack-Cali Realty Corp REIT	29,967	697,931
Mackinac Financial Corp	2,675	42,265
MainStreet Bancshares Inc *	2,218	50,548
Malvern Bancorp Inc *	2,280	50,183

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Marcus & Millichap Inc *	7,530	$232,300
Marlin Business Services Corp	2,910	72,546
Maui Land & Pineapple Co Inc *	2,368	24,367
MBIA Inc *	28,520	265,521
MBT Financial Corp	6,329	63,417
McGrath RentCorp	7,938	493,347
Medallion Financial Corp *	6,521	43,952
Mercantile Bank Corp	5,465	178,050
Merchants Bancorp	3,122	53,168
Meridian Bancorp Inc	15,818	282,984
Meta Financial Group Inc	12,051	338,031
Metropolitan Bank Holding Corp *	2,415	106,260
Mid Penn Bancorp Inc	2,254	56,237
Midland States Bancorp Inc	7,400	197,728
MidSouth Bancorp Inc	5,023	59,523
MidWestOne Financial Group Inc	3,924	109,715
MMA Capital Holdings Inc *	1,532	51,276
Moelis & Co ‘A’	15,601	545,255
Monmouth Real Estate Investment Corp REIT	30,074	407,503
Mr Cooper Group Inc *	25,749	206,249
MutualFirst Financial Inc	1,836	62,497
MVB Financial Corp	3,268	55,425
National Bank Holdings Corp ‘A’	9,720	352,836
National Bankshares Inc	2,257	87,865
National General Holdings Corp	22,213	509,566
National Health Investors Inc REIT	13,792	1,076,190
National Storage Affiliates Trust REIT	18,774	543,320
National Western Life Group Inc ‘A’	770	197,890
NBT Bancorp Inc	13,644	511,786
Nelnet Inc ‘A’	5,903	349,576
New Senior Investment Group Inc REIT	27,223	182,939
New York Mortgage Trust Inc REIT	68,018	421,712
Newmark Group Inc ‘A’	47,672	428,095
NexPoint Residential Trust Inc REIT	6,295	260,613
NI Holdings Inc *	3,768	66,354
Nicolet Bankshares Inc *	2,771	171,968
NMI Holdings Inc ‘A’ *	21,380	606,978
Northeast Bank *	2,224	61,338
Northfield Bancorp Inc	14,586	227,687
Northrim BanCorp Inc	2,104	75,029
NorthStar Realty Europe Corp REIT	14,283	234,670
Northwest Bancshares Inc	33,177	584,247
Norwood Financial Corp	2,007	69,864
Oak Valley Bancorp	2,404	46,998
OceanFirst Financial Corp	16,656	413,902
Och-Ziff Capital Management Group Inc ‘A’	5,503	126,349
Ocwen Financial Corp *	45,826	94,860
Office Properties Income Trust REIT	15,707	412,623
OFG Bancorp	16,571	393,893
Ohio Valley Banc Corp	1,413	54,499
Old Line Bancshares Inc	5,093	135,525
Old National Bancorp	56,782	942,013
Old Second Bancorp Inc	8,999	114,917
On Deck Capital Inc *	21,691	90,018
One Liberty Properties Inc REIT	5,076	147,001
OP Bancorp	3,681	39,902
Oppenheimer Holdings Inc ‘A’	3,250	88,465
Opus Bank	7,223	152,478
Orchid Island Capital Inc REIT	16,307	103,713
Origin Bancorp Inc	6,310	208,230
Oritani Financial Corp	13,238	234,842
Orrstown Financial Services Inc	3,317	72,941
Pacific City Financial Corp	3,742	63,764
Pacific Mercantile Bancorp *	5,489	45,284
Pacific Premier Bancorp Inc	20,135	621,769
Palomar Holdings Inc *	1,854	44,570
Park National Corp	4,492	446,460
Parke Bancorp Inc	2,908	69,647
Paysign Inc *	9,707	129,783
PCSB Financial Corp	5,208	105,462

	Shares	Value
PDL Community Bancorp *	2,516	$35,954
Peapack Gladstone Financial Corp	6,324	177,831
Pebblebrook Hotel Trust REIT	42,674	1,202,553
Penns Woods Bancorp Inc	1,483	67,106
Pennsylvania REIT	23,717	154,160
PennyMac Financial Services Inc	3,535	78,406
PennyMac Mortgage Investment Trust REIT	24,690	538,983
People’s Utah Bancorp	5,005	147,147
Peoples Bancorp Inc	5,769	186,108
Peoples Bancorp of North Carolina Inc	1,627	48,891
Peoples Financial Services Corp	2,141	96,324
Physicians Realty Trust REIT	61,000	1,063,840
Piedmont Office Realty Trust Inc ‘A’ REIT	41,362	824,345
Piper Jaffray Cos	4,491	333,547
PJT Partners Inc ‘A’	7,573	306,858
PotlatchDeltic Corp REIT	21,717	846,529
PRA Group Inc *	14,753	415,149
Preferred Apartment Communities Inc ‘A’ REIT	14,270	213,336
Preferred Bank	4,663	220,327
Premier Financial Bancorp Inc	4,152	62,280
ProAssurance Corp	16,820	607,370
Protective Insurance Corp ‘B’	3,412	59,266
Provident Bancorp Inc *	1,528	42,769
Provident Financial Holdings Inc	1,722	36,145
Provident Financial Services Inc	20,221	490,359
Prudential Bancorp Inc	2,801	52,995
PS Business Parks Inc REIT	6,552	1,104,209
Pzena Investment Management Inc ‘A’	5,339	45,862
QCR Holdings Inc	4,836	168,631
QTS Realty Trust Inc ‘A’ REIT	17,954	829,116
Radian Group Inc	68,932	1,575,096
Rafael Holdings Inc ‘B’ *	3,399	97,721
RBB Bancorp	5,295	102,405
RE/MAX Holdings Inc ‘A’	6,058	186,344
Ready Capital Corp REIT	10,277	153,127
Realogy Holdings Corp	37,266	269,806
Red River Bancshares Inc *	267	12,936
Redfin Corp *	28,918	519,946
Redwood Trust Inc REIT	31,379	518,695
Regional Management Corp *	3,141	82,828
Reliant Bancorp Inc	3,237	76,490
Renasant Corp	18,740	673,516
Republic Bancorp Inc ‘A’	3,221	160,245
Republic First Bancorp Inc *	13,888	68,190
Retail Opportunity Investments Corp REIT	37,368	640,114
Retail Value Inc REIT	4,808	167,318
Rexford Industrial Realty Inc REIT	34,003	1,372,701
Riverview Bancorp Inc	6,831	58,337
RLI Corp	13,130	1,125,372
RLJ Lodging Trust REIT	56,699	1,005,840
RPT Realty REIT	25,353	307,025
Ryman Hospitality Properties Inc REIT	15,050	1,220,404
S&T Bancorp Inc	10,948	410,331
Sabra Health Care REIT Inc	58,826	1,158,284
Safeguard Scientifics Inc *	6,837	82,523
Safehold Inc REIT	2,319	70,034
Safety Insurance Group Inc	4,703	447,396
Sandy Spring Bancorp Inc	11,717	408,689
Saul Centers Inc REIT	3,818	214,304
SB One Bancorp	2,823	63,094
Seacoast Banking Corp of Florida *	16,520	420,269
Select Bancorp Inc *	5,413	61,925
Selective Insurance Group Inc	19,254	1,441,932
Senior Housing Properties Trust REIT	54,157	447,878
Seritage Growth Properties REIT *	10,810	464,398
ServisFirst Bancshares Inc	15,670	536,854
Shore Bancshares Inc	4,523	73,906
Siebert Financial Corp *	2,193	19,737
Sierra Bancorp	4,506	122,203
Silvercrest Asset Management Group Inc ‘A’	2,408	33,784

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Simmons First National Corp ‘A’	29,275	$680,936
SmartFinancial Inc *	4,254	92,269
South Plains Financial Inc *	1,096	18,084
South State Corp	11,538	850,004
Southern First Bancshares Inc *	2,135	83,607
Southern Missouri Bancorp Inc	2,496	86,936
Southern National Bancorp of Virginia Inc	5,986	91,646
Southside Bancshares Inc	10,149	328,625
Spirit MTA REIT	14,002	116,777
Spirit of Texas Bancshares Inc *	3,801	85,522
STAG Industrial Inc REIT	41,516	1,255,444
State Auto Financial Corp	5,797	202,895
Sterling Bancorp Inc	6,045	60,269
Stewart Information Services Corp	7,499	303,634
Stifel Financial Corp	22,025	1,300,796
Stock Yards Bancorp Inc	6,718	242,856
Stratus Properties Inc *	1,817	58,925
Summit Financial Group Inc	3,800	102,030
Summit Hotel Properties Inc REIT	34,254	392,893
Sunstone Hotel Investors Inc REIT	75,083	1,029,388
Tanger Factory Outlet Centers Inc REIT	29,474	477,774
Terreno Realty Corp REIT	20,335	997,228
Territorial Bancorp Inc	2,610	80,649
The Bancorp Inc *	15,730	140,312
The Bank of NT Butterfield & Son Ltd (Bermuda)	17,933	609,005
The Bank of Princeton	1,835	55,050
The Community Financial Corp	1,393	46,986
The First Bancshares Inc	5,343	162,107
The First of Long Island Corp	7,616	152,929
The GEO Group Inc REIT	38,939	818,108
The RMR Group Inc ‘A’	2,460	115,571
Third Point Reinsurance Ltd * (Bermuda)	24,820	256,142
Timberland Bancorp Inc	2,173	64,929
Tiptree Inc	8,409	52,977
Tompkins Financial Corp	4,883	398,453
Towne Bank	22,049	601,497
TPG RE Finance Trust Inc REIT	16,124	311,032
Transcontinental Realty Investors Inc *	488	12,507
TriCo Bancshares	8,827	333,661
TriState Capital Holdings Inc *	8,217	175,351
Triumph Bancorp Inc *	8,091	235,044
Trupanion Inc *	9,307	336,262
TrustCo Bank Corp NY	30,987	245,417
Trustmark Corp	20,841	692,963
UMB Financial Corp	14,601	961,038
UMH Properties Inc REIT	11,817	146,649
Union Bankshares Inc	1,357	50,223
United Bankshares Inc	32,254	1,196,301
United Community Banks Inc	24,539	700,834
United Community Financial Corp	15,777	150,986
United Financial Bancorp Inc	17,110	242,620
United Fire Group Inc	7,022	340,286
United Insurance Holdings Corp	6,674	95,171
United Security Bancshares	4,531	51,608
Uniti Group Inc REIT	60,606	575,757
Unity Bancorp Inc	2,662	60,427
Universal Health Realty Income Trust REIT	4,228	359,084
Universal Insurance Holdings Inc	10,269	286,505
Univest Financial Corp	9,627	252,805
Urban Edge Properties REIT	37,942	657,535
Urstadt Biddle Properties Inc ‘A’ REIT	9,991	209,811
Valley National Bancorp	106,724	1,150,485
Veritex Holdings Inc	17,201	446,366
Virtus Investment Partners Inc	2,191	235,313
Waddell & Reed Financial Inc ‘A’	24,472	407,948
WageWorks Inc *	13,220	671,444
Walker & Dunlop Inc	9,108	484,637
Washington Federal Inc	26,363	920,860
Washington Prime Group Inc REIT	59,832	228,558

	Shares	Value
Washington Real Estate Investment Trust REIT	26,431	$706,501
Washington Trust Bancorp Inc	4,996	260,691
Waterstone Financial Inc	8,542	145,727
Watford Holdings Ltd * (Bermuda)	6,533	179,135
WesBanco Inc	17,460	673,083
West Bancorporation Inc	5,472	116,116
Westamerica Bancorporation	8,538	526,026
Western Asset Mortgage Capital Corp REIT	16,757	167,235
Western New England Bancorp Inc	8,468	79,091
Westwood Holdings Group Inc	2,746	96,659
Whitestone REIT	12,381	157,115
WisdomTree Investments Inc	44,351	273,646
World Acceptance Corp *	2,182	358,088
WSFS Financial Corp	17,270	713,251
Xenia Hotels & Resorts Inc REIT	37,263	776,934

		166,613,753

Industrial - 13.6%

AAON Inc	13,438	674,319
AAR Corp	10,953	402,961
Actuant Corp ‘A’	18,528	459,680
Advanced Disposal Services Inc *	23,758	758,118
Advanced Drainage Systems Inc	12,002	393,546
Advanced Energy Industries Inc *	12,440	699,999
Aegion Corp *	10,172	187,165
Aerojet Rocketdyne Holdings Inc *	23,925	1,071,122
AeroVironment Inc *	7,028	398,980
Air Transport Services Group Inc *	19,130	466,772
Akoustis Technologies Inc *	8,125	52,000
Alamo Group Inc	3,193	319,076
Alarm.com Holdings Inc *	12,033	643,766
Albany International Corp ‘A’	9,474	785,489
Allied Motion Technologies Inc	2,358	89,368
Altra Industrial Motion Corp	21,090	756,709
American Outdoor Brands Corp *	16,994	153,116
American Superconductor Corp *	6,786	62,974
American Woodmark Corp *	4,974	420,900
Apogee Enterprises Inc	8,706	378,189
Applied Industrial Technologies Inc	12,586	774,417
Applied Optoelectronics Inc *	6,179	63,520
AquaVenture Holdings Ltd *	3,938	78,642
ArcBest Corp	8,201	230,530
Arcosa Inc	15,906	598,543
Ardmore Shipping Corp * (Ireland)	10,432	85,021
Argan Inc	4,864	197,284
Armstrong Flooring Inc *	6,600	65,010
Astec Industries Inc	7,250	236,060
Astronics Corp *	7,939	319,307
Atkore International Group Inc *	15,112	390,947
Atlas Air Worldwide Holdings Inc *	7,548	336,943
Axon Enterprise Inc *	19,107	1,226,860
AZZ Inc	8,531	392,597
Badger Meter Inc	9,378	559,773
Barnes Group Inc	15,659	882,228
Bel Fuse Inc ‘B’	2,855	49,020
Belden Inc	12,876	767,023
Benchmark Electronics Inc	12,861	323,068
Bloom Energy Corp ‘A’ *	17,981	220,627
Boise Cascade Co	12,777	359,161
Brady Corp ‘A’	15,643	771,513
Briggs & Stratton Corp	13,775	141,056
BrightView Holdings Inc *	10,210	191,029
Builders FirstSource Inc *	37,360	629,890
Cactus Inc ‘A’ *	15,443	511,472
Caesarstone Ltd *	7,068	106,232
Casella Waste Systems Inc ‘A’ *	14,579	577,766
CECO Environmental Corp *	9,332	89,494
Charah Solutions Inc *	2,646	14,553
Chart Industries Inc *	11,615	892,961

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Chase Corp	2,405	$258,874
CIRCOR International Inc *	6,390	293,940
Coda Octopus Group Inc *	1,494	19,497
Columbus McKinnon Corp	7,452	312,760
Comfort Systems USA Inc	11,927	608,158
Comtech Telecommunications Corp	7,564	212,624
Concrete Pumping Holdings Inc *	3,486	17,848
Construction Partners Inc ‘A’ *	3,800	57,076
Continental Building Products Inc *	11,394	302,739
Control4 Corp *	8,696	206,530
Cornerstone Building Brands Inc *	15,703	91,548
Costamare Inc (Monaco)	14,931	76,596
Covanta Holding Corp	38,766	694,299
Covenant Transportation Group Inc ‘A’ *	3,982	58,575
CryoPort Inc *	8,948	163,927
CSW Industrials Inc	4,805	327,461
Daseke Inc *	13,325	47,970
DHT Holdings Inc	28,648	169,310
Diamond S Shipping Inc *	7,133	91,088
Digimarc Corp *	3,655	162,245
Dorian LPG Ltd *	9,775	88,171
Ducommun Inc *	3,374	152,066
DXP Enterprises Inc *	5,328	201,878
Dycom Industries Inc *	9,964	586,581
Eagle Bulk Shipping Inc *	16,082	84,270
Echo Global Logistics Inc *	8,788	183,406
EMCOR Group Inc	18,296	1,611,878
Encore Wire Corp	6,703	392,662
Energous Corp *	7,660	33,474
Energy Recovery Inc *	11,750	122,435
EnerSys	14,171	970,713
EnPro Industries Inc	6,764	431,814
ESCO Technologies Inc	8,373	691,777
Evoqua Water Technologies Corp *	24,183	344,366
Exponent Inc	16,876	987,921
Fabrinet * (Thailand)	11,947	593,407
FARO Technologies Inc *	5,747	302,177
Federal Signal Corp	19,572	523,551
Fitbit Inc ‘A’ *	72,533	319,145
Fluidigm Corp *	22,606	278,506
Forterra Inc *	6,093	30,282
Forward Air Corp	9,379	554,768
Franklin Electric Co Inc	15,161	720,148
GasLog Ltd (Monaco)	12,836	184,838
GATX Corp	11,889	942,679
Genco Shipping & Trading Ltd *	4,843	40,875
Gencor Industries Inc *	3,028	39,364
Generac Holdings Inc *	20,020	1,389,588
General Finance Corp *	3,045	25,487
Gibraltar Industries Inc *	10,573	426,726
Global Brass & Copper Holdings Inc	6,974	304,973
Golar LNG Ltd (Bermuda)	31,109	574,894
GoPro Inc ‘A’ *	40,073	218,799
Graham Corp	3,212	64,915
Granite Construction Inc	15,363	740,189
Great Lakes Dredge & Dock Corp *	19,904	219,740
Greif Inc ‘A’	8,625	280,744
Greif Inc ‘B’	1,886	82,324
Griffon Corp	11,942	202,059
Haynes International Inc	4,126	131,248
Heartland Express Inc	15,380	277,917
Helios Technologies Inc	9,592	445,165
Heritage-Crystal Clean Inc *	5,110	134,444
Hillenbrand Inc	20,341	804,893
Hub Group Inc ‘A’ *	10,885	456,952
Hurco Cos Inc	1,933	68,737
Hyster-Yale Materials Handling Inc	3,232	178,600
Ichor Holdings Ltd *	7,467	176,520
IES Holdings Inc *	2,931	55,249
II-VI Inc *	20,708	757,084

	Shares	Value
Insteel Industries Inc	5,791	$120,569
International Seaways Inc *	8,246	156,674
IntriCon Corp *	2,859	66,786
Iteris Inc *	8,266	42,735
Itron Inc *	11,235	702,974
JELD-WEN Holding Inc *	22,131	469,841
John Bean Technologies Corp	10,214	1,237,222
Kadant Inc	3,525	320,105
Kaman Corp	9,059	576,968
KBR Inc	46,409	1,157,440
KEMET Corp	18,949	356,431
Kennametal Inc	26,937	996,400
Kimball Electronics Inc *	8,096	131,479
Knowles Corp *	26,910	492,722
Kratos Defense & Security Solutions Inc *	29,525	675,827
Lawson Products Inc *	1,438	52,818
LB Foster Co ‘A’ *	3,372	92,190
Lindsay Corp	3,524	289,708
Louisiana-Pacific Corp	40,788	1,069,461
LSB Industries Inc *	6,186	24,125
Luxfer Holdings PLC (United Kingdom)	8,857	217,174
Lydall Inc *	5,602	113,160
Marten Transport Ltd	13,027	236,440
Masonite International Corp *	8,298	437,139
MasTec Inc *	19,693	1,014,780
Matson Inc	13,924	540,947
Mayville Engineering Co Inc *	2,023	27,917
Mesa Laboratories Inc	1,094	267,308
Milacron Holdings Corp *	22,196	306,305
Mistras Group Inc *	5,593	80,371
Moog Inc ‘A’	10,541	986,743
MSA Safety Inc	11,541	1,216,306
Mueller Industries Inc	18,278	534,997
Mueller Water Products Inc ‘A’	51,354	504,296
Multi-Color Corp	4,667	233,210
Myers Industries Inc	11,892	229,159
MYR Group Inc *	5,364	200,345
Napco Security Technologies Inc *	3,676	109,104
National Presto Industries Inc	1,670	155,794
NL Industries Inc *	2,103	7,676
nLight Inc *	10,630	204,096
NN Inc	13,940	136,054
Nordic American Tankers Ltd	45,716	106,975
Northwest Pipe Co *	3,331	85,873
Novanta Inc *	11,023	1,039,469
NRC Group Holdings Corp *	3,011	33,482
NV5 Global Inc *	3,334	271,388
NVE Corp	1,554	108,205
Olympic Steel Inc	2,927	39,954
Omega Flex Inc	865	66,441
OSI Systems Inc *	5,461	615,072
Overseas Shipholding Group Inc ‘A’ *	18,779	35,305
PAM Transportation Services Inc *	685	42,470
Park Electrochemical Corp	6,184	103,211
Park-Ohio Holdings Corp	2,776	90,470
Patrick Industries Inc *	7,535	370,647
PGT Innovations Inc *	18,576	310,591
Plexus Corp *	9,794	571,676
Powell Industries Inc	2,969	112,822
Primoris Services Corp	14,476	302,983
Proto Labs Inc *	8,840	1,025,617
Pure Cycle Corp *	5,728	60,717
Radiant Logistics Inc *	12,971	79,642
Raven Industries Inc	11,696	419,652
RBC Bearings Inc *	7,931	1,322,970
Rexnord Corp *	34,437	1,040,686
Roadrunner Transportation Systems Inc *	1,420	13,561
Ryerson Holding Corp *	4,645	38,693
Safe Bulkers Inc * (Greece)	16,949	26,440
Saia Inc *	8,500	549,695

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Sanmina Corp *	22,214	$672,640
Scorpio Bulkers Inc	18,777	86,374
Scorpio Tankers Inc (Monaco)	14,244	420,483
SEACOR Holdings Inc *	5,716	271,567
Select Interior Concepts Inc ‘A’ *	6,886	80,222
Ship Finance International Ltd (Norway)	26,798	335,243
Simpson Manufacturing Co Inc	14,651	973,705
SMART Global Holdings Inc *	4,041	92,903
SPX Corp *	14,310	472,516
SPX FLOW Inc *	13,784	576,998
Standex International Corp	4,043	295,705
Sterling Construction Co Inc *	8,095	108,635
Stoneridge Inc *	9,036	285,086
Sturm Ruger & Co Inc	5,560	302,909
Summit Materials Inc ‘A’ *	36,837	709,112
SunPower Corp *	20,823	222,598
Synalloy Corp	2,651	41,409
Tech Data Corp *	12,061	1,261,581
Teekay Corp (Bermuda) *	22,751	78,263
Teekay Tankers Ltd ‘A’ * (Bermuda)	60,877	77,923
Tennant Co	5,892	360,590
Terex Corp	20,700	649,980
Tetra Tech Inc	17,892	1,405,417
The Eastern Co	1,965	55,059
The Gorman-Rupp Co	5,819	191,038
The Greenbrier Cos Inc	10,567	321,237
The Manitowoc Co Inc *	11,775	209,595
Tidewater Inc *	12,381	290,706
TimkenSteel Corp *	13,184	107,186
TopBuild Corp *	11,131	921,202
Transcat Inc *	2,037	52,127
Tredegar Corp	8,090	134,456
Trex Co Inc *	19,240	1,379,508
TriMas Corp *	15,018	465,107
Trinseo SA	13,652	578,026
Triumph Group Inc	16,255	372,240
TTM Technologies Inc *	32,554	332,051
Tutor Perini Corp *	13,055	181,073
Twin Disc Inc *	2,952	44,575
UFP Technologies Inc *	2,401	99,906
Universal Forest Products Inc	19,602	746,052
Universal Logistics Holdings Inc	2,688	60,399
US Concrete Inc *	5,306	263,655
US Ecology Inc	7,260	432,260
US Xpress Enterprises Inc ‘A’ *	6,549	33,662
Vicor Corp *	5,623	174,594
Vishay Intertechnology Inc	43,592	720,140
Vishay Precision Group Inc *	3,285	133,470
VSE Corp	2,945	84,492
Watts Water Technologies Inc ‘A’	9,018	840,297
Welbilt Inc *	42,404	708,147
Werner Enterprises Inc	14,765	458,896
Wesco Aircraft Holdings Inc *	17,621	195,593
Willis Lease Finance Corp *	973	56,745
WillScot Corp *	16,867	253,680
Worthington Industries Inc	12,946	521,206
Wrap Technologies Inc *	2,402	14,940
YRC Worldwide Inc *	11,164	44,991
ZAGG Inc *	8,387	58,374

		91,855,307

Technology - 9.3%

3D Systems Corp *	37,212	338,629
ACI Worldwide Inc *	35,833	1,230,505
Adesto Technologies Corp *	8,585	69,968
Agilysys Inc *	5,773	123,946
Allscripts Healthcare Solutions Inc *	54,361	632,218
Alpha & Omega Semiconductor Ltd *	6,393	59,711
Altair Engineering Inc ‘A’ *	12,606	509,156
Ambarella Inc *	10,358	457,099

	Shares	Value
Amber Road Inc *	7,761	$101,359
American Software Inc ‘A’	9,467	124,491
Amkor Technology Inc *	32,227	240,413
Appfolio Inc ‘A’ *	4,971	508,384
Appian Corp *	10,198	367,842
Aquantia Corp *	9,214	120,058
AstroNova Inc	2,177	56,254
Avaya Holdings Corp *	36,357	433,012
Avid Technology Inc *	9,332	85,108
AVX Corp	15,557	258,246
Axcelis Technologies Inc *	11,108	167,175
AXT Inc *	11,327	44,855
Bandwidth Inc ‘A’ *	5,264	394,905
Benefitfocus Inc *	9,713	263,708
Blackbaud Inc	16,012	1,337,002
Blackline Inc *	14,011	749,729
Bottomline Technologies DE Inc *	14,053	621,705
Box Inc ‘A’ *	46,931	826,455
Brightcove Inc *	12,293	126,987
Brooks Automation Inc	23,251	900,976
Cabot Microelectronics Corp	9,505	1,046,310
Carbon Black Inc *	18,270	305,474
Carbonite Inc *	10,855	282,664
Castlight Health Inc ‘B’ *	32,897	106,257
CEVA Inc *	6,827	166,237
Cirrus Logic Inc *	19,433	849,222
Cision Ltd *	29,877	350,457
Cloudera Inc *	77,337	406,793
Cohu Inc	12,830	197,967
CommVault Systems Inc *	11,262	558,820
Computer Programs & Systems Inc	4,187	116,357
Conduent Inc *	56,599	542,784
Cornerstone OnDemand Inc *	18,329	1,061,799
Cray Inc *	13,381	465,926
CSG Systems International Inc	10,702	522,579
CTS Corp	10,738	296,154
Cubic Corp	10,255	661,242
Daily Journal Corp *	386	91,868
Diebold Nixdorf Inc *	25,278	231,547
Digital Turbine Inc *	25,140	125,700
Diodes Inc *	13,473	490,013
Domo Inc ‘B’ *	5,700	155,724
Donnelley Financial Solutions Inc *	10,503	140,110
DSP Group Inc *	6,916	99,314
Ebix Inc	7,719	387,648
eGain Corp *	7,417	60,374
Electronics For Imaging Inc *	14,160	522,646
Envestnet Inc *	15,646	1,069,717
Everbridge Inc *	10,683	955,274
Evolent Health Inc ‘A’ *	23,754	188,844
Exela Technologies Inc *	15,284	33,472
ExlService Holdings Inc *	10,958	724,653
Five9 Inc *	19,278	988,769
ForeScout Technologies Inc *	13,300	450,338
FormFactor Inc *	24,114	377,866
Glu Mobile Inc *	37,959	272,546
GSI Technology Inc *	4,773	40,905
Ideanomics Inc *	16,236	39,941
Immersion Corp *	10,184	77,500
Impinj Inc *	5,072	145,161
InnerWorkings Inc *	13,270	50,691
Inovalon Holdings Inc ‘A’ *	23,443	340,158
Inphi Corp *	14,731	738,023
Insight Enterprises Inc *	11,624	676,517
Inspired Entertainment Inc *	2,718	22,940
Instructure Inc *	11,027	468,648
Intelligent Systems Corp *	2,210	63,626
j2 Global Inc *	15,284	1,358,595
Lattice Semiconductor Corp *	40,838	595,826
LivePerson Inc *	19,963	559,763

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
Lumentum Holdings Inc *	25,062	$1,338,561
MACOM Technology Solutions Holdings Inc ‘H’ *	15,239	230,566
Majesco*	2,075	19,318
ManTech International Corp ‘A’	8,783	578,361
MAXIMUS Inc	20,788	1,507,962
MaxLinear Inc *	21,378	501,100
Mercury Systems Inc *	17,483	1,229,929
MicroStrategy Inc ‘A’ *	2,719	389,660
Mitek Systems Inc *	11,561	114,916
MobileIron Inc *	31,201	193,446
Model N Inc *	10,550	205,725
Monotype Imaging Holdings Inc	13,206	222,389
MTS Systems Corp	5,927	346,907
Nanometrics Inc *	7,473	259,388
NetScout Systems Inc *	24,499	622,030
NextGen Healthcare Inc *	17,731	352,847
Omnicell Inc *	13,429	1,155,297
OneSpan Inc *	10,789	152,880
PAR Technology Corp *	3,692	104,114
Pareteum Corp *	35,067	91,525
Parsons Corp *	6,104	224,993
PDF Solutions Inc *	9,201	120,717
Perspecta Inc	46,423	1,086,762
Photronics Inc *	21,014	172,315
Pitney Bowes Inc	57,942	247,992
PlayAGS Inc *	8,680	168,826
Power Integrations Inc	9,334	748,400
Presidio Inc	15,087	206,239
Progress Software Corp	14,485	631,836
PROS Holdings Inc *	10,784	682,196
QAD Inc ‘A’	3,613	145,279
Qualys Inc *	11,141	970,158
Rambus Inc *	36,160	435,366
Rapid7 Inc *	15,762	911,674
Rimini Street Inc *	6,302	33,401
Rudolph Technologies Inc *	9,948	274,863
SailPoint Technologies Holding Inc *	28,092	562,964
Science Applications International Corp	19,441	1,682,813
SecureWorks Corp ‘A’ *	3,091	41,079
Semtech Corp *	21,592	1,037,496
Silicon Laboratories Inc *	14,079	1,455,769
Simulations Plus Inc	3,818	109,042
SPS Commerce Inc *	5,884	601,404
StarTek Inc *	5,184	42,353
Stratasys Ltd *	16,861	495,208
SVMK Inc *	27,459	453,348
Sykes Enterprises Inc *	12,591	345,749
Synaptics Inc *	11,413	332,575
Synchronoss Technologies Inc *	12,405	98,124
Tabula Rasa HealthCare Inc *	6,398	319,452
Telenav Inc *	11,051	88,408
Tenable Holdings Inc *	12,131	346,219
TiVo Corp	40,602	299,237
TTEC Holdings Inc	4,582	213,475
Ultra Clean Holdings Inc *	12,640	175,949
Unisys Corp *	16,135	156,832
Upland Software Inc *	7,355	334,873
USA Technologies Inc *	19,288	143,310
Varonis Systems Inc *	9,720	602,057
Veeco Instruments Inc *	15,805	193,137
Verint Systems Inc *	21,433	1,152,667
Verra Mobility Corp *	32,192	421,393
Virtusa Corp *	9,482	421,285
Vocera Communications Inc *	10,091	322,105
Workiva Inc *	11,481	666,931
Xperi Corp	16,163	332,796
Yext Inc *	30,448	611,700
Zuora Inc ‘A’ *	27,903	427,474

		62,796,817

	Shares	Value
Utilities - 3.5%

ALLETE Inc	16,970	$1,412,074
Ameresco Inc ‘A’ *	7,349	108,251
American States Water Co	11,999	902,805
Artesian Resources Corp ‘A’	2,537	94,300
Atlantic Power Corp *	33,255	80,477
Avista Corp	21,494	958,632
Black Hills Corp	19,739	1,542,998
California Water Service Group	15,795	799,701
Chesapeake Utilities Corp	5,242	498,095
Clearway Energy Inc ‘A’	11,081	179,291
Clearway Energy Inc ‘C’	24,541	413,761
Connecticut Water Service Inc	3,955	275,743
Consolidated Water Co Ltd (Cayman)	4,523	64,498
El Paso Electric Co	13,305	870,147
Genie Energy Ltd ‘B’	4,660	49,629
Global Water Resources Inc	2,995	31,268
MGE Energy Inc	11,482	839,105
Middlesex Water Co	5,265	311,951
New Jersey Resources Corp	29,070	1,446,814
Northwest Natural Holding Co	9,457	657,261
NorthWestern Corp	16,616	1,198,844
ONE Gas Inc	17,099	1,544,040
Ormat Technologies Inc	12,992	823,563
Otter Tail Corp	12,957	684,259
PICO Holdings Inc *	6,704	77,900
PNM Resources Inc	26,033	1,325,340
Portland General Electric Co	29,403	1,592,761
RGC Resources Inc	2,250	68,670
SJW Group	8,620	523,837
South Jersey Industries Inc	30,348	1,023,638
Southwest Gas Holdings Inc	17,470	1,565,661
Spark Energy Inc ‘A’	3,905	43,697
Spire Inc	16,284	1,366,553
The York Water Co	4,359	155,703
Unitil Corp	4,802	287,592

		23,818,859

Total Common Stocks (Cost $581,867,438)		656,488,042

	Principal Amount

SHORT-TERM INVESTMENT - 2.8%

Repurchase Agreement - 2.8%

Fixed Income Clearing Corp 0.500% due 07/01/19 (Dated 06/28/19, repurchase price of $19,228,527; collateralized by U.S. Treasury Notes: 1.750% due 06/15/22 and value $19,613,501)	$19,227,725	19,227,725

Total Short-Term Investment (Cost $19,227,725)		19,227,725

TOTAL INVESTMENTS - 99.9% (Cost $601,124,920)		675,757,283

DERIVATIVES - 0.1%
(See Note (c) in Notes to Schedule of Investments)		421,898

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(155,743)

NET ASSETS - 100.0%		$676,023,438

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	24.6%
Consumer, Non-Cyclical	23.0%
Industrial	13.6%
Consumer, Cyclical	11.5%
Technology	9.3%
Communications	4.3%
Energy	4.1%
Utilities	3.5%
Basic Materials	3.2%
Others (each less than 3.0%)	2.8%

	99.9%
Derivatives	0.1%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)

An investment with a value of $4,586 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Open futures contracts outstanding as of June 30, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	09/19	257	$19,715,337	$20,137,235	$421,898

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2019:

		Total Value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Basic Materials	$4,586	$-	$-	$4,586
	Consumer, Non-Cyclical	36,481	34,135	2,346	-
	Industrial	449	449	-	-

	Total Rights	41,516	34,584	2,346	4,586

	Common Stocks
	Basic Materials	21,543,611	21,543,611	-	-
	Communications	28,742,019	28,742,019	-	-
	Consumer, Cyclical	77,632,766	77,632,766	-	-
	Consumer, Non-Cyclical	155,529,114	155,529,114	-	-
	Diversified	65,712	65,712	-	-
	Energy	27,890,084	27,890,084	-	-
	Financial	166,613,753	166,613,753	-	-
	Industrial	91,855,307	91,855,307	-	-
	Technology	62,796,817	62,796,817	-	-
	Utilities	23,818,859	23,818,859	-	-

	Total Common Stocks	656,488,042	656,488,042	-	-

	Short-Term Investment	19,227,725	-	19,227,725	-
	Derivatives:
	Equity Contracts
	Futures	421,898	421,898	-	-

	Total	$676,179,181	$656,944,524	$19,230,071	$4,586

See Notes to Financial Statements	See explanation of symbols and terms, if any on page A-172 and A-173

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

(a)(3)	Not Applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is attached hereto as Exhibit 99.906.CERT pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Adrian Griggs
Adrian Griggs
Chief Executive Officer

Date:	September 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrian Griggs
Adrian Griggs
Chief Executive Officer

Date:	September 4, 2019

By:	/s/ Trevor T. Smith
Trevor T. Smith
Treasurer (Principal Financial and Accounting Officer)

Date:	September 4, 2019